UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II
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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Address of principal executive offices) (Zip code)

GORDON M. SHONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805
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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-2168
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Date of fiscal year end: 8/31
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Date of reporting period: 2/28/09	-------

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared four semiannual reports to shareholders for the period ended February 28, 2009. The first report applies to the Floating Rate Income Fund, the second report applies to the Optimized Value Fund, the third report applies to 9 Lifecycle Portfolios and the fourth report applies to 64 of the Registrant’s Funds.

John Hancock
MUTUAL FUNDS

John Hancock
Floating Rate Income Fund

Semiannual Report
2.28.09

A look at performance

For the period ended February 28, 2009

		Average annual returns (%)				Cumulative total returns (%)					SEC 30-
		with maximum sales charge (POP)				with maximum sales charge (POP)					day yield
	Inception				Since	Six				Since	(%) as of
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception	2-28-09
A	1-2-08	–18.88	—	—	–17.75	–21.28	–18.88	—	—	–20.31	9.91
B	1-2-08	–20.85	—	—	–18.87	–23.02	–20.85	—	—	–21.56	9.46
C	1-2-08	–17.66	—	—	–16.10	–19.89	–17.66	—	—	–18.45	9.44
I1	1-2-08	–15.99	—	—	–15.20	–18.67	–15.99	—	—	–17.44	10.66
1[1]	1-2-08	–16.06	—	—	–15.26	–18.70	–16.06	—	—	–17.50	10.63
NAV[1]	1-2-08	–15.98	—	—	–15.18	–18.70	–15.98	—	—	–17.41	10.68

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 3%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2009. The net expenses are as follows: Class A — 1.20%, Class B — 1.95%, Class C — 1.95%, Class I — 0.85%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.52%, Class B — 4.76%, Class C — 2.32%, Class I — 4.48%. For the other classes, the net expenses equal the gross expenses and are as follows: Class 1 — 0.78%, Class NAV — 0.75%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Fund’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

6	Floating Rate Income Fund	Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Floating Rate Income Fund Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P/LSTA Leveraged Performing Loan Index.

NAV[1]	Class A without sales charge
POP[1]	Class A with sales charge
Index	S&P/LSTA Leveraged Performing Loan Index

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index
B	1-2-08	$8,149	$7,844	$7,667
C	1-2-08	8,155	8,155	7,667
I2	1-2-08	8,256	8,256	7,667
1[2]	1-2-08	8,250	8,250	7,667
NAV[2]	1-2-08	8,259	8,259	7,667

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the fund’s Class B, Class C, Class I, Class 1 and Class NAV shares, respectively, as of February 28, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

S&P/LSTA Leveraged Performing Loan Index is a subset of the S&P/LSTA leveraged loan index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

1 NAV represents net asset value and POP represents public offering price.
2 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

Semiannual report	Floating Rate Income Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

  Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2008 with the same investment held until February 28, 2009.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]
Class A	$1,000.00	$811.60	$5.26
Class B	1,000.00	808.80	8.75
Class C	1,000.00	809.00	8.70
Class I	1,000.00	813.30	3.69
Class 1	1,000.00	813.00	3.82
Class NAV	1,000.00	813.00	3.60

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Floating Rate Income Fund	Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2008, with the same investment held until February 28, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]
Class A	$1,000.00	$1,019.00	$5.86
Class B	1,000.00	1,015.10	9.74
Class C	1,000.00	1,015.20	9.69
Class I	1,000.00	1,020.70	4.11
Class 1	1,000.00	1,020.60	4.26
Class NAV	1,000.00	1,020.80	4.01

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the Fund’s annualized expense ratio of 1.17%, 1.95%, 1.94%, 0.82%, 0.85% and 0.80% for Class A, Class B, Class C, Class I, Class 1 and Class NAV respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual report	Floating Rate Income Fund	9

Portfolio summary

Top 10 issuers[1]
Federal Home Loan Bank	5.5%
HCA, Inc.	2.0%
Charter Communications, Inc.	2.2%
Community Health Systems, Inc.	1.9%
Georgia Pacific LLC	1.9%
Panamsat Corp.	1.7%
Energy Future Holdings Corp.	1.7%
Calpine Corp.	1.4%
Qwest Corp.	1.4%
Harrah’s Operating Company, Inc.	1.3%

Sector distribution[2,3]
Consumer cyclical	36%
Communications	20%
Consumer non-cyclical	10%
Energy	9%
Basic materials	8%
Federal Home Loan Bank	5%
Financial	1%
Industrial	1%
Technology	1%
Short-term investments & other	9%

1 As a percentage of net assets on February 28, 2009, excluding cash and cash equivalents.

[2] Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

3 As a percentage of net assets on February 28, 2009.

10	Floating Rate Income Fund	Semiannual report

FINANCIAL STATEMENTS

Fund’s investments

Securities owned by the Fund on 2-28-09 (unaudited)

	Principal
Issuer	amount	Value
Term loans 79.86%		$488,406,048
(Cost $598,063,166)

Aerospace 1.56%		9,528,708
Dubai Aerospace Enterprise, Term Loan Strip
4.470% due 07/31/2014 (b)	$5,971,690	2,866,411
Transdigm, Term Loan B
3.498% due 07/01/2012 (b)	5,285,000	4,806,047
Wesco Aircraft Add On, Term Loan
5.05% due 09/29/2013 (b)	1,500,000	1,237,500
Wesco Aircraft Hardware, Term B
2.73% due 09/29/2013 (b)	750,000	618,750

Air Travel 0.37%		2,233,120
Hawker Beechcraft Corp., Inc., Tranche B
2.801% due 03/26/2014 (b)	4,860,484	2,233,120

Airlines 1.26%		7,682,188
Delta Air Lines, Inc., Tranche A
2.435% due 04/30/2012 (b)	4,885,000	3,712,600
United Air Lines, Inc., Tranche B
2.50% due 01/12/2014 (b)	7,650,168	3,969,588

Aluminum 0.40%		2,460,266
Norada Aluminum, Inc., Term Loan B
2.466% due 05/18/2014 (b)	4,701,148	2,460,266

Amusement & Theme Parks 0.33%		2,026,255
Cedar Fair LP, Tranche B
2.479% due 06/13/2012 (b)	2,464,467	2,026,255

Apparel & Textiles 1.26%		7,722,252
Hanes Brands, Inc., Tranche B
2.975% due 10/15/2013 (b)	2,743,918	2,569,852
Iconix, Inc., Tranche B
3.710% due 05/01/2014 (b)	2,926,542	2,194,906
Novelis, Inc., Term Loan
3.460% due 07/06/2014 (b)	4,987,342	2,957,494

Auto Parts 0.62%		3,815,492
Allison Transmission, Inc., Tranche B
3.20% due 08/07/2014 (b)	5,759,233	3,815,492

Auto Services 1.14%		6,989,891
Hertz Corp.
3.275% due 01/21/2012 (b)	8,936,278	5,875,603
Visteon, Tranche B
4.426% due 06/20/2013 (b)	6,500,000	1,114,288

See notes to financial statements	Semiannual report	Floating Rate Income Fund	11

FINANCIAL STATEMENTS

	Principal
Issuer	amount	Value
Automobiles 1.06%		$6,455,402
Adesa, Inc., Tranche B
3.253% due 09/22/2013 (b)	$3,847,608	2,588,586
Ford Motor Company, Tranche B
5.00% due 11/29/2013 (b)	5,977,215	1,910,217
General Motors Corp., Tranche B
4.148% due 12/15/2013 (b)	5,462,096	1,956,599

Broadcasting 0.37%		2,252,983
Citadel Broadcasting Corp., Tranche A
6.85% due 06/12/2013 (b)	500,000	191,250
Citadel Broadcasting Corp., Tranche B
2.213% due 06/12/2014 (b)	4,000,000	1,520,000
CMP Susquehanna Corp.
2.498% due 06/07/2013 (b)	1,484,199	541,733

Building Materials & Construction 1.19%		7,251,060
Sunguard Homes, Tranche B
2.660% due 08/15/2012 (b)	8,666,603	7,251,060

Business Services 0.19%		1,132,500
Rental Service Corp., 2nd Lien
4.7195% due 12/01/2013 (b)	2,000,000	1,132,500

Cable & Television 6.60%		40,375,309
Cablevision Systems Corp., Tranche B
2.206% due 03/30/2013 (b)	6,549,376	5,943,559
Charter Communications, Inc., Tranche B
3.211% due 03/15/2014 (b)	12,804,802	10,163,811
Charter Communications, Inc., Tranche B2
8.50% due 03/06/2014 (b)	3,532,050	3,160,203
Direct TV Holdings, Inc., Tranche C
5.25% due 04/13/2013 (b)	6,960,000	6,722,615
Insight Midwest Holdings LLC, Tranche B
2.420% due 04/10/2014 (b)	4,250,000	3,738,228
Lodgenet Entertainment Corp., Tranche B
3.460% due 04/04/2014 (b)	5,434,622	3,007,156
Univision Communications, Inc., Tranche B
2.729% due 09/15/2014 (b)	6,625,000	2,978,487
UPC Broadband Holding NV
2.163% due 03/30/2014 (b)	5,500,000	4,661,250

Cellular Communications 1.41%		8,636,727
Centennial Cellular, Tranche B
3.444% due 02/09/2011 (b)	3,556,722	3,457,642
Metropcs Wireless, Inc. Tranche B
3.190% due 02/20/2014 (b)	5,973,260	5,179,085

Chemicals 1.61%		9,837,313
Brenntag, Term Loan B
2.527% due 12/23/2013 (b)	2,500,000	1,912,500
Lyondell Chemical Company
5.750% due 12/20/2014 (b)	4,729,320	1,371,503
7.00% due 12/20/2014 (b)	1,989,962	779,402
11.26% due 12/15/2009	3,751,397	3,685,747
Lyondell Chemical Company, Tranche B3
7.00% due 12/20/2014 (b)	7,200,554	2,088,161

12	Floating Rate Income Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

	Principal
Issuer	amount	Value
Commercial Services 4.23%		$25,884,477
Acosta, Tranche B
2.73% due 08/15/2013 (b)	$2,219,041	1,808,519
Affinion Group, Tranche B
3.758% due 10/17/2012 (b)	6,000,000	4,840,002
Asurion Corp. Tranche B
3.762% due 07/02/2014 (b)	6,500,000	4,838,437
Sensata Technologies, Term Loan B
2.934% due 04/27/2013 (b)	4,556,570	2,033,369
Thomson Learning, Tranche B
8.500% due 07/05/2014 (b)	5,962,387	3,868,099
Ticketmaster, Term Loan
6.64% due 08/01/2014 (b)	3,000,000	2,520,000
US Investigations Services, Inc., Tranche B
4.275% due 02/21/2015 (b)	6,079,377	4,888,834
West Corp., Tranche B
2.837% due 10/01/2013 (b)	1,484,887	1,087,217

Computer Services 0.24%		1,463,534
Activant Solutions, Inc., Tranche B
3.438% due 05/02/2013 (b)	3,113,903	1,463,534

Containers & Glass 2.23%		13,643,478
Graham Packaging Company, Inc.
3.506% due 10/07/2011 (b)	6,450,929	5,397,280
Graphic Packaging, Inc., Tranche B
3.114% due 05/03/2014 (b)	5,119,776	4,257,948
Graphic Packaging, Inc., Tranche C
3.858% due 05/16/2014 (b)	4,679,826	3,988,250

Cosmetics & Toiletries 0.82%		5,038,729
Sally Holdings LLC, Tranche B
3.036% due 11/15/2013 (b)	5,915,487	5,038,729

Data Processing & Management 1.11%		6,815,830
First Data Corp., Tranche B2
3.223% due 10/15/2014 (b)	10,423,511	6,815,830

Educational Services 0.50%		3,034,331
Education Management, Tranche C
3.25% due 06/12/2013 (b)	3,571,112	3,034,331

Electrical Utilities 4.25%		25,982,775
Calpine Corp.
4.335% due 03/29/2009 (b)	12,160,498	8,820,702
Energy Future Holdings Corp., Tranche B3
3.951% due 10/10/2014 (b)	16,349,686	10,198,117
Meg Energy, Tranche B
3.460% due 04/15/2013 (b)	1,573,222	975,398
NRG Energy, Inc., Tranche B
2.673% due 02/01/2013 (b)	6,205,844	5,698,517
2.959% due 02/01/2013 (b)	315,863	290,041

Energy 1.64%		10,056,380
Brand Energy Services, Tranche B
3.745% due 02/07/2014 (b)	5,171,941	3,335,902
Express Energy Service, Term Loan
8.500% due 07/02/2013 (b)	3,818,829	1,909,415
TXU Energy, Tranche B2
3.951% due 10/10/2014 (b)	7,711,718	4,811,063

See notes to financial statements	Semiannual report	Floating Rate Income Fund	13

FINANCIAL STATEMENTS

	Principal
Issuer	amount	Value
Financial Services 0.16%		$998,844
Chrysler Financial, Tranche B
9.35% due 08/03/2012 (b)	$1,000,000	520,000
Lender Processing Services, Tranche B
2.979% due 06/18/2014 (b)	497,500	478,844

Food & Beverages 4.55%		27,817,096
Aramark Corp.
4.063% due 01/31/2014 (b)	9,342,961	8,071,281
Bolthouse Farms, Inc., Tranche B
2.688% due 12/16/2012 (b)	5,200,858	4,329,714
Constellation Brands, Inc., Term Loan B
3.294% due 06/05/2013 (b)	4,983,914	4,686,265
Dole Food Company, Inc., Letter of Credit
2.79% due 04/12/2013 (b)	5,420,824	4,859,167
Wrigley WM Jr. Company, Term Loan B
6.50% due 09/30/2014 (b)	5,950,000	5,870,669

Healthcare Products 5.10%		31,199,693
Bausch & Lomb, Inc., Tranche B
3.425% due 04/11/2015 (b)	8,952,946	7,635,189
Biomet, Inc., Tranche B
4.459% due 03/25/2015 (b)	5,463,549	4,863,241
Fenwal, Inc.
3.506% due 03/01/2014 (b)	5,956,889	3,931,547
Hanger Orthopedic Group, Inc., Tranche B
2.48% due 07/15/2014 (b)	2,978,174	2,710,139
Invitrogen Corp., Term Loan B
5.250% due 06/11/2015 (b)	3,990,000	3,905,213
Pharmaceutical Health Technologies, Tranche B
3.709% due 04/15/2014 (b)	4,528,048	2,671,548
Royalty Pharma, Tranche B
3.701% due 05/15/2014 (b)	5,959,583	5,482,816

Healthcare Services 1.66%		10,159,806
DaVita, Tranche B1
2.328% due 03/15/2014 (b)	3,000,000	2,758,125
Manor Care, Tranche B
2.974% due 11/15/2014 (b)	5,454,923	4,036,643
Select Medical Corp., Tranche B
3.249% due 02/24/2012 (b)	4,206,298	3,365,038

Hotels & Restaurants 0.18%
QUIZNO’S Corp.
3.75% due 05/05/2012 (b)	1,964,848	1,083,474

Household Products 0.14%		886,725
Yankee Candle, Term Loan B
3.401% due 01/15/2014 (b)	1,461,634	886,725

Leisure Time 6.81%		41,640,065
AMC Entertainment, Inc., Term Loan B
1.977% due 01/26/2013 (b)	2,061,285	1,813,930
Carmike Cinemas, Inc., Term Loan
5.19% due 05/19/2012 (b)	3,226,770	2,377,055
6.13% due 05/19/2012 (b)	4,010,820	2,954,639
CCM Merger, Inc., Tranche B
7.368% due 07/21/2012 (b)	3,918,369	2,213,878

14	Floating Rate Income Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

	Principal
Issuer	amount	Value
Leisure Time (continued)
Cinemark, Inc., Tranche C
2.494% due 03/31/2011 (b)	$2,000,000	$1,770,278
Golden Nugget, Inc., Tranche B
2.395% due 06/14/2014 (b)	3,750,000	1,425,000
Harrah’s Operating Company, Inc., Tranche B2
4.160% due 02/28/2015 (b)	13,929,925	8,102,578
Las Vegas Sands LLC, Tranche B
2.160% due 05/08/2014 (b)	7,451,802	3,288,108
Metro-Goldwyn-Mayer, Inc., Term Loan B
4.249% due 04/08/2011 (b)	5,225,697	2,325,435
Oceania Cruises, Inc., Tranche B
3.710% due 05/01/2014 (b)	1,483,287	667,479
Penn National Gaming, Inc., Term Loan B
2.594% due 10/03/2012 (b)	6,969,138	6,277,452
Regal Cinemas, Tranche B
5.209% due 10/19/2010 (b)	5,716,345	5,253,841
Tropicana Entertainment, Tranche B
6.50% due 12/15/2011 (b)	4,000,000	868,572
Venetian Macau, Tranche B
2.730% due 04/01/2013 (b)	3,655,000	2,103,288
Venetian Macau, Tranche Delayed Draw
1.375% due 04/01/2013 (b)	345,000	198,532

Medical-Hospitals 7.35%		44,953,392
Community Health Systems, Inc., Tranche B
2.729% due 07/02/2014 (b)	13,870,914	11,744,572
HCA, Inc., Tranche A
2.959% due 11/16/2012 (b)	3,951,497	3,438,790
HCA, Inc., Tranche B
3.709% due 11/01/2013 (b)	11,895,077	10,026,563
Health Management Associates, Inc., Tranche B
3.209% due 01/16/2014 (b)	7,704,174	6,144,079
HVHC, Inc., Tranche B
3.710% due 08/15/2013 (b)	2,866,596	2,551,270
Iasis Healthcare Corp., Tranche B
2.409% due 05/01/2014 (b)	6,321,785	5,507,855
Vanguard Health Holdings, Tranche B
3.301% due 05/18/2011 (b)	6,034,323	5,540,263

Oil & Gas Drilling 1.67%		10,206,762
Ashmore Energy International, Tranche B
3.479% due 05/30/2014 (b)	5,408,801	3,245,281
Hercules Offshore LLC, Tranche B
3.210% due 07/11/2013 (b)	5,939,887	4,165,345
Quicksilver Resource, Inc., 2nd Lien
7.75% due 08/08/2013 (b)	2,000,000	1,665,000
Venoco, Inc.
5.250% due 05/01/2014 (b)	2,472,428	1,131,136

Paper 2.43%		14,833,557
Georgia Pacific LLC, Tranche B1
4.122% due 12/23/2013 (b)	11,811,745	10,195,012
Georgia Pacific LLC, Tranche B2
3.481% due 12/20/2012 (b)	1,525,558	1,316,747
NewPage Corp., Tranche B
5.313% due 11/05/2014 (b)	5,453,697	3,321,798

See notes to financial statements	Semiannual report	Floating Rate Income Fund	15

FINANCIAL STATEMENTS

	Principal
Issuer	amount	Value
Pipelines 0.88%		$5,372,933
Dynegy Holdings, Inc.
1.98% due 04/02/2013 (b)	$6,495,772	5,372,933

Plastics 0.69%		4,219,150
Berry Plastics Holding Company
2.448% due 04/03/2015 (b)	5,950,847	4,219,150

Publishing 2.67%		16,345,019
Dex Media West LLC, Tranche B
7.00% due 10/13/2014 (b)	5,000,000	2,393,750
Idearc, Inc., Tranche B
3.418% due 11/01/2014 (b)	6,266,209	2,185,340
Newsday LLC
9.75% due 07/15/2013 (b)	4,500,000	4,061,250
Nielsen Finance, Tranche B
2.448% due 08/15/2013 (b)	6,449,358	5,078,870
Quebecor World, Inc., Tranche B
3.094% due 01/17/2013 (b)	2,395,306	1,988,104
Tribune Company
5.00% due 05/17/2009 (b)	2,462,857	637,705

Retail Trade 4.13%		25,276,968
Amscan Holdings, Inc., Tranche B
3.787% due 05/01/2013 (b)	7,646,030	5,352,221
Dollar General Corp., Tranche B
3.580% due 07/15/2014 (b)	6,000,000	5,180,454
General Nutrition Center, Tranche B
3.706% due 09/06/2013 (b)	3,713,448	2,701,533
Michaels Stores, Inc., Tranche B
2.770% due 10/31/2013 (b)	5,440,217	3,041,990
Neiman Marcus Group, Inc., Tranche B
4.193% due 03/13/2013 (b)	7,733,805	4,956,665
Petco Animal Supplies, Inc., Tranche B
3.309% due 11/15/2013 (b)	4,962,092	4,044,105

Semiconductors 0.28%		1,742,721
Freescale Semiconductor, Inc., Tranche B
3.931% due 12/01/2013 (b)	3,417,099	1,742,721

Software 0.83%		5,055,083
CGG, Tranche B
4.538% due 01/30/2014 (b)	5,860,966	5,055,083

Telecommunications Equipment & Services 5.18%		31,703,422
Level 3 Communications, Inc., Tranche B
3.279% due 03/01/2014 (b)	8,000,000	5,907,144
Panamsat Corp., Tranche B
3.925% due 06/30/2013 (b)	12,148,125	10,376,528
Qwest Corp., Term Loan B
6.95% due 06/30/2010 (b)	8,500,000	8,340,625
Telesat Canada, Tranche D Delayed Draw
4.460% due 10/15/2014 (b)	5,194,994	4,412,498
Virgin Media Tranche B4
3.125% due 01/15/2014 (b)	2,946,549	2,666,627

Telephone 0.34%		2,059,040
Windstream Corp., Tranche B
2.589% due 07/17/2013 (b)	2,266,834	2,059,040

16	Floating Rate Income Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

	Principal
Issuer	amount	Value
Transportation 0.27%		$1,635,158
Swift Transport, Term Loan B
3.688% due 05/15/2014 (b)	$3,500,000	1,635,158

Trucking & Freight 0.15%		898,140
Oshkosh Truck Corp. Tranche B
3.157% due 12/06/2013 (b)	1,283,057	898,140

U.S. government agency obligations 5.45%		$33,305,919
(Cost $33,635,308)

Federal Home Loan Bank 5.45%		33,305,919
4.50% due 10/09/2009 (a)	$25,100,000	25,643,064
5.00% due 09/18/2009 (a)	7,500,000	7,662,855

Corporate bonds 7.42%		$45,405,952
(Cost $55,524,729)

Air Travel 0.31%		1,877,744
Continental Airlines, Inc., Series 01-1
6.503% due 06/15/2011	$1,030,000	916,700
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	1,193,843	961,044

Building Materials & Construction 0.16%		1,000,000
Nortek, Inc.
10.00% due 12/01/2013 (f)	2,500,000	1,000,000

Cable & Television 1.25%		7,630,475
DirecTV Holdings LLC
7.625% due 05/15/2016	2,500,000	2,400,000
Time Warner Cable, Inc.
8.75% due 02/14/2019 (b)	4,900,000	5,230,475

Cellular Telecom 0.75%		4,574,732
Verizon Communications, Inc.
8.75% due 11/01/2018	4,000,000	4,574,732

Chemicals - 0.03%		195,000
Georgia Gulf Corp.
9.50% due 10/15/2014	1,500,000	195,000

Crude Petroleum & Natural Gas 1.22%		7,445,969
Chesapeake Energy Corp.
7.63% due 07/15/2013	5,895,000	5,305,500
Hess Corp.
8.125% due 02/15/2019	2,100,000	2,140,469

Energy 0.49%		3,011,976
Noble Energy, Inc.
8.25% due 03/01/2019	3,000,000	3,011,976

Financial Services 1.22%		7,474,004
Ford Motor Credit Company LLC
12.00% due 05/15/2015	5,400,000	3,143,934
GMAC LLC
2.4875% due 05/15/2009 (b)	4,000,000	3,530,000
7.75% due 01/19/2010 (f)	1,000,000	800,070

See notes to financial statements	Semiannual report	Floating Rate Income Fund	17

FINANCIAL STATEMENTS

	Principal
Issuer	amount	Value
Gas & Pipeline Utilities 0.23%		$1,389,200
El Paso Corp.
8.25% due 02/15/2016	$1,510,000	1,389,200

Leisure Time 0.08%		478,800
Station Casinos, Inc.
7.75% due 08/15/2016	1,596,000	478,800

Mining 0.44%		2,726,982
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	3,000,000	2,726,982

Paper 0.04%		225,120
Abitibi-Consolidated Company of Canada
15.50% due 07/15/2010 (f)	1,072,000	225,120

Real Estate 0.04%		233,200
Forest City Enterprises, Inc.
7.625% due 06/01/2015	530,000	233,200

Retail Trade 0.05%		316,000
Neiman Marcus Group, Inc.
9.00% due 10/15/2015 (f)	800,000	316,000

Semiconductors 0.10%		620,000
NXP BV/NXP Funding LLC
3.8444% due 10/15/2013 (b)	2,000,000	320,000
7.875% due 10/15/2014	1,500,000	300,000

Telecommunications Equipment & Services 0.66%		4,038,000
Citizens Communications Company
7.875% due 01/15/2027	600,000	438,000
iPCS, Inc.
3.295% due 05/01/2013 (b)(f)	5,000,000	3,600,000

Telephone 0.35%		2,168,750
Sprint Capital Corp.
7.625% due 01/30/2011	2,500,000	2,168,750

Short-term investments 5.03%		$30,769,400
(Cost $30,769,400)
John Hancock Cash Investment Trust,
0.7604% (c)(g)	$30,769,400	30,769,400

	Principal
Issuer, description, maturity date	amount	Value
Repurchase agreements 8.32%		$50,900,000
(Cost $50,900,000)
Goldman Sachs Tri-Party Repurchase Agreement dated 02/27/2009 at 0.23% to be repurchased at $50,900,976 on 03/02/2009,
collateralized by $51,165,000 Federal Home Loan Mortgage Corp.,
3.60% due 05/20/2011 (valued at $51,932,475, including interest)	$50,900,000	50,900,000

Total investments (Cost $768,892,603)† 106.08%		$648,787,319

Liabilities in excess of other assets (6.08)%		($37,177,022)

Total net assets 100.00%		$611,610,297

18	Floating Rate Income Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Notes to Schedule of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security was out on loan.

(b)	Variable rate obligation. The coupon rate shown represents the rate at period end.

(c)	The investment is an affiliate of the fund, the adviser and/or the subadviser.

(f)	144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(g)	John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, an affiliate of the Fund, and represents investment of securities lending collateral. The rate shown is the seven-day effective yield at period end.

†	At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $769,317,273. Net unrealized depreciation aggregated $120,529,954, of which $2,991,195 related to appreciated investment securities and $123,521,149 related to depreciated investment securities.

See notes to financial statements	Semiannual report	Floating Rate Income Fund	19

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets
Investments in unaffiliated issuers, at value (Cost $687,223,203)
including $30,173,091 of securities loaned (Note 2)	$567,117,919
Repurchase agreement, at value (Cost $50,900,000) (Note 2)	50,900,000
Investments in affiliated issuers, at value (Cost $30,769,400) (Note 2)	30,769,400

Total investments, at value (Cost $768,892,603) (Note 2)	648,787,319
Cash	1,161,779
Receivable for investments sold	10,133,091
Receivable for fund shares sold	1,472,522
Interest receivable	4,890,962
Receivable for security lending income	7,685
Receivable due from adviser	1,511
Prepaid expenses	43,058

Total assets	666,497,927

Liabilities
Payable for investments purchased	23,722,901
Payable for fund shares repurchased	116,712
Payable upon return of securities loaned (Note 2)	30,769,400
Distributions payable	37,411
Payable to affiliates
Fund administration fees	14,422
Transfer agent fees	11,238
Trustees’ fees	83
Accrued expenses	215,463

Total liabilities	54,887,630

Net assets
Capital paid-in	$736,691,115
Distributions in excess of net investment income	(144,913)
Accumulated undistributed net realized loss on investments	(4,830,621)
Net unrealized appreciation (depreciation) on investments	(120,105,284)

Net assets	$611,610,297

20	Floating Rate Income Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$21,990,053
Shares outstanding	2,877,254
Net asset value and redemption price per share	$7.64

Class B1
Net assets	$630,234
Shares outstanding	82,525
Net asset value, offering price and redemption price per share	$7.64

Class C1
Net assets	$11,100,950
Shares outstanding	1,449,136
Net asset value, offering price and redemption price per share	$7.66

Class I
Net assets	$2,005,798
Shares outstanding	262,550
Net asset value, offering price and redemption price per share	$7.64

Class 1
Net assets	$82,562
Shares outstanding	10,828
Net asset value, offering price and redemption price per share	$7.62

Class NAV
Net assets	$575,800,700
Shares outstanding	75,443,019
Net asset value, offering price and redemption price per share	$7.63

Maximum public offering price per share
Class A (net asset value per share ÷ 97%)[2]	$7.88

[1]	Redemption price is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report	Floating Rate Income Fund	21

FINANCIAL STATEMENTS

Statement of operations For the period ended 2-28-09 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Interest	$22,824,430
Securities lending	17,033

Total investment income	22,841,463

Expenses
Investment management fees (Note 5)	1,784,956
Distribution and service fees (Note 5)	32,309
Transfer agent fees (Note 5)	15,513
State registration fees	10,100
Printing and postage fees (Note 5)	5,868
Audit and legal fees	66,273
Custodian fees	68,530
Registration and filing fees	86,935
Fund administration fees (Note 5)	49,120
Trustees’ fees (Note 6)	3,310
Miscellaneous	25,420

Total expenses	2,148,334
Net expense (reduction) (Note 5)	(67,263)

Net expenses	2,081,071

Net investment income	20,760,392

Realized and unrealized loss
Net realized loss on investments in unaffiliated issuers	(4,596,086)
Change in net unrealized appreciation (depreciation) of investments
in unaffiliated issuers	(110,881,158)

Net realized and unrealized loss	(115,477,244)

Decrease in net assets from operations	($94,716,852)

1 Semiannual period from 9-1-08 to 2-28-09.

22	Floating Rate Income Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statements of changes in net assets

This Statement of Changes in Net Assets shows how the value of the Portfolio’s net assets has changed during the period. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.

	Period	Period
	ended	ended
	8-31-08 [1]	2-28-09 [2]
Increase (decrease) in net assets
From operations
Net investment income	$14,891,575	$20,760,392
Net realized loss	(239,677)	(4,596,086)
Change in net unrealized appreciation (depreciation)	(9,224,126)	(110,881,158)

Increase (decrease) in net assets resulting from operations	5,427,772	(94,716,852)

Distributions to shareholders
From net investment income
Class A	(110,475)	(442,940)
Class B	(7,068)	(13,603)
Class C	(66,351)	(84,665)
Class I	(5,779)	(38,136)
Class 1	(3,720)	(3,473)
Class NAV	(14,251,483)	(20,752,759)
From net realized gain
Class A	—	(228)
Class B	—	(7)
Class C	—	(39)
Class I	—	(28)
Class 1	—	(2)
Class NAV	—	(12,024)

Total distributions	(14,444,876)	(21,347,904)

From Fund share transactions (Note 7)	532,979,913	203,712,244

Total increase	523,962,809	87,647,488

Net assets
Beginning of period	—	523,962,809

End of period	$523,962,809	$611,610,297

Undistributed (distributions in excess of)
net investment income	$430,271	($144,913)

[1]	Period from 1-2-08 (commencement of operations) to 8-31-08.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.

See notes to financial statements	Semiannual report	Floating Rate Income Fund	23

FINANCIAL STATEMENTS

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the beginning of the period.

CLASS A SHARES Period ended	8-31-08 [1]	2-28-09 [2]
Per share operating performance
Net asset value, beginning of period	$10.00	$9.79
Net investment income[3]	0.37	0.29
Net realized and unrealized loss on investments	(0.25)	(2.14)
Total from investment operations	0.12	(1.85)
Less distributions
From net investment income	(0.33)	(0.30)
From net realized gain	—	— [4]
Total distributions	(0.33)	(0.30)
Net asset value, end of period	$9.79	$7.64
Total return (%)[5,6,7]	1.23	(18.84)
Ratios and supplemental data
Net assets, end of period (in millions)	$11	$22
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.52	1.37
Expenses net of fee waivers[8]	1.18	1.17 [9]
Expenses net of all fee waivers and credits[8]	1.18	1.17 [9]
Net investment income[8]	5.70	7.45
Portfolio turnover (%)	11	18
____________________

[1]	Class A shares began operations on 1-2-08.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Less than $0.01 per share.
[5]	Assumes dividend reinvestment and does not reflect the effect of sales charges.
[6]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[7]	Not annualized.
[8]	Annualized.
[9]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.

24	Floating Rate Income Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

CLASS B SHARES Period ended	8-31-08 [1]	2-28-09 [2]
Per share operating performance
Net asset value, beginning of period	$10.00	$9.79
Net investment income[3]	0.31	0.27
Net realized and unrealized loss on investments	(0.24)	(2.14)
Total from investment operations	0.07	(1.87)
Less distributions
From net investment income	(0.28)	(0.28)
From net realized gain	—	— [4]
Total distributions	(0.28)	(0.28)
Net asset value, end of period	$9.79	$7.64
Total return (%)[5,6,7]	0.76	(19.12)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	4.76	4.16
Expenses net of fee waivers[8]	1.93	2.13 [9]
Expenses net of all fee waivers and credits[8]	1.93	1.95 [9]
Net investment income[8]	4.78	6.82
Portfolio turnover (%)	11	18
____________________

[1]	Class B shares began operations on 1-2-08.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Less than $0.01 per share.
[5]	Assumes dividend reinvestment and does not reflect the effect of sales charges.
[6]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[7]	Not annualized.
[8]	Annualized.
[9]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.

See notes to financial statements	Semiannual report	Floating Rate Income Fund	25

FINANCIAL STATEMENTS

CLASS C SHARES Period ended	8-31-08 [1]	2-28-09 [2]
Per share operating performance
Net asset value, beginning of period	$10.00	$9.80
Net investment income[3]	0.32	0.26
Net realized and unrealized loss on investments	(0.24)	(2.13)
Total from investment operations	0.08	(1.87)
Less distributions
From net investment income	(0.28)	(0.27)
From net realized gain	—	— [4]
Total distributions	(0.28)	(0.27)
Net asset value, end of period	$9.80	$7.66
Total return (%)[5,6,7]	0.81	(19.10)
Ratios and supplemental data
Net assets, end of period (in millions)	$2	$11
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	2.32	2.35
Expenses net of fee waivers[8]	1.95	1.94 [9]
Expenses net of all fee waivers and credits[8]	1.95	1.94 [9]
Net investment income[8]	4.96	6.85
Portfolio turnover (%)	11	18
____________________

[1]	Class C shares began operations on 1-2-08.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Less than $0.01 per share.
[5]	Assumes dividend reinvestment and does not reflect the effect of sales charges.
[6]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[7]	Not annualized.
[8]	Annualized.
[9]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.

26	Floating Rate Income Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-08 [1]	2-28-09 [2]
Per share operating performance
Net asset value, beginning of period	$10.00	$9.79
Net investment income[3]	0.37	0.32
Net realized and unrealized loss on investments	(0.22)	(2.15)
Total from investment operations	0.15	(1.83)
Less distributions
From net investment income	(0.36)	(0.32)
From net realized gain	—	— [4]
Total distributions	(0.36)	(0.32)
Net asset value, end of period	$9.79	$7.64
Total return (%)[5,6,7]	1.52	(18.67)
Ratios and supplemental data
Net assets, end of period (in millions)	$1	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	4.48	1.63
Expenses net of fee waivers[8]	0.82	0.85 [9]
Expenses net of all fee waivers and credits[8]	0.82	0.82 [9]
Net investment income[8]	5.78	8.35
Portfolio turnover (%)	11	18
____________________

[1]	Class I shares began operations on 1-2-08.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Less than $0.01 per share.
[5]	Assumes dividend reinvestment and does not reflect the effect of sales charges.
[6]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[7]	Not annualized.
[8]	Annualized.
[9]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.

See notes to financial statements	Semiannual report	Floating Rate Income Fund	27

FINANCIAL STATEMENTS

CLASS 1 SHARES Period ended	8-31-08 [1]	2-28-09	[2]
Per share operating performance
Net asset value, beginning of period	$10.00	$9.78
Net investment income[3]	0.38	0.31
Net realized and unrealized loss on investments	(0.23)	(2.14)
Total from investment operations	0.15	(1.83)
Less distributions
From net investment income	(0.37)	(0.33)
From net realized gain	—	—	[4]
Total distributions	(0.37)	(0.33)
Net asset value, end of period	$9.78	$7.62
Total return (%)[5,6]	1.48	(18.70)[7]
Ratios and supplemental data
Net assets, end of period (in millions)	— [8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	0.78	0.86
Expenses net of fee waivers[9]	0.78	0.85	[10]
Expenses net of all fee waivers and credits[9]	0.78	0.85	[10]
Net investment income[9]	5.83	7.99
Portfolio turnover (%)	11	18
____________________

[1]	Class 1 shares began operations on 1-2-08.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Less than $0.01 per share.
[5]	Assumes dividend reinvestment and does not reflect the effect of sales charges.
[6]	Not annualized.
[7]	Total returns would have been lower had certain expenses not been reduced during the period shown.
[8]	Less than $500,000.
[9]	Annualized.
[10]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.

28	Floating Rate Income Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-08 [1]	2-28-09 [2]
Per share operating performance
Net asset value, beginning of period	$10.00	$9.79
Net investment income[3]	0.40	0.32
Net realized and unrealized loss on investments	(0.24)	(2.15)
Total from investment operations	(0.16)	(1.83)
Less distributions
From net investment income	(0.37)	(0.33)
From net realized gain	—	— [4]
Total distributions	(0.37)	(0.33)
Net asset value, end of period	$9.79	$7.63
Total return (%)[5,6,7]	1.59	(18.70)
Ratios and supplemental data
Net assets, end of period (in millions)	$510	$576
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.75	0.82
Expenses net of fee waivers[8]	0.75	0.80 [9]
Expenses net of all fee waivers and credits[8]	0.75	0.80 [9]
Net investment income[8]	6.16	8.16
Portfolio turnover (%)	11	18
____________________

[1]	Class NAV shares began operations on 1-2-08.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Less than $0.01 per share.
[5]	Assumes dividend reinvestment and does not reflect the effect of sales charges.
[6]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[7]	Not annualized.
[8]	Annualized.
[9]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.

See notes to financial statements	Semiannual report	Floating Rate Income Fund	29

Notes to financial statements (unaudited)

Note 1
Organization
John Hancock Floating Rate Income Fund (the Fund), is a series of John Hancock Funds II (the Trust or JHF II), the Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The Fund is non-diversified, as defined in the 1940 Act. The investment objective of the Fund is to seek a high level of current income.

John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser or JHIMS), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Board of Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class 1 and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 10,687 shares of beneficial interest of Class 1 on February 28, 2009.

Note 2
Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which requires management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates.

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity

30	Floating Rate Income Fund	Semiannual report

of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser are valued at their net asset value each business day.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS	*
Level 1 — Quoted Prices	$30,769,400	$—
Level 2 — Other Significant Observable Inputs	618,017,919	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$648,787,319	$—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Semiannual report	Floating Rate Income Fund	31

Loan participations and assignments
The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect the Fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest. In the event of a bankruptcy of a borrower, the Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower and, in the case of a loan participation, the intermediary. The Fund may have limited rights to enforce the terms of an underlying loan. At February 28, 2009, the Fund held positions in unfunded loan commitments. The total principal amount and market value of unfunded commitments totaled $949,284 and $702,105, respectively. The coupon rate for unfunded loan commitments will be determined at time of settlement.

Repurchase agreements
The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. The Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security transactions and related investment income
Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities they have loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less

32	Floating Rate Income Fund	Semiannual report

than 102% of the market value of the loaned securities for U.S. equity and corporate securities, and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees, and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit
The Fund has entered into an agreement which enables the Fund to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended February 28, 2009, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property, that is not segregated, to the extent of any overdraft.

Expenses
The majority of expenses are directly identifiable to an individual Fund. Trust expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each classes of shares based on the appropriate net asset value of the respective classes. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at the Fund level. Distribution and service fees, if any, transfer agent fees, printing and postage fees and state registration fees for Class A, Class B, Class C, Class I and Class 1 shares are calculated daily at the class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes
The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s federal tax return filed in the period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains
The Fund records distributions to shareholders from net investment income and net realized

Semiannual report	Floating Rate Income Fund	33

gains, if any, on the ex-dividend date. The Fund generally declares dividends daily and pays them monthly. Capital gains, if any, are distributed annually. During the period ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $14,444,876. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement
In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of February 28, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Risk and uncertainties

Concentration risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Fixed income risk
Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Floating rate loan liquidity risk
Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

Note 4
Guarantees and indemnifications
Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Investment advisory and other agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser. The

34	Floating Rate Income Fund	Semiannual report

Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $1,100,000,000 of the Fund’s aggregate daily net assets, (b) 0.675% of the next $900,000,000 and (c) 0.65% of the Fund’s aggregate net assets in excess of $2,000,000,000. Aggregate net assets include the net assets of the Fund and Floating Rate Income Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Distributors, LLC.

The Adviser has a subadvisory agreement with Western Asset Management Company. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the period ended February 28, 2009, were equivalent to an annual effective rate of 0.70% of the Fund’s average daily net assets.

The Adviser has agreed contractually to limit fund level expenses to 0.80% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.20% for Class A, 1.95% for Class B, 1.95% for Class C, 0.85% for Class I and 0.85% for Class 1. Accordingly, the expense reductions related to these expense limitations amounted to $11,709, $4,353, $5,192, $3,781, $5 and $42,220 for Class A, Class B, Class C, Class I, Class 1 and Class NAV, respectively, for the period ended February 28, 2009. This expense reimbursement shall continue in effect until December 31, 2009, and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expense are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended February 28, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

The Fund has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B and Class C, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.05% of average daily net asset value of Class A, Class B, Class C and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Class A shares are assessed up-front sales charges. During the period ended February 28, 2009, the Distributor received net up-front sales charges of $43,098 with regard to sales of Class A shares. Of this amount, $7,039 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $35,942 was paid as sales

Semiannual report	Floating Rate Income Fund	35

commissions to unrelated broker-dealers and $117 was paid as sales commissions to sales personnel of Signator Investors, Inc. (Signator Investors), a related broker-dealer. The Adviser’s indirect parent, John Hancock USA, is the indirect sole shareholder of Signator Investors.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2009, CDSCs received by the Distributor amounted to $3,024 for Class B shares and $3,736 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. The transfer agent fees are made up of three components, three of which are class specific:

  The Fund pays a monthly transfer agent fee at an annual rate of 0.015% of average daily net assets of Class A, B and C and 0.04% of the average daily net assets of Class I.

  The Fund pays a monthly fee which is based on an annual rate of $17.50 for each shareholder account for Class A, B, C and I, respectively.

  In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services has agreed to contractually limit the transfer agent expenses to 0.20% for Classes A, B and C until December 31, 2008. Waivers and reimbursements under this plan were $3, $369, $45 and $125 for Classes A, B, C and I, respectively, for the period ended February 28, 2009.

The Fund receives earnings credits from Signature Services as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 28, 2009, the Fund’s transfer agent fees and out-of-pocket expenses were reduced by $3 for transfer agent credits earned.

Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements that were made subsequent to January 1, 2009. Amounts are subject to recapture for a period of three years following the month in which such reimbursement or waivers occurred. The waived or reimbursed expenses subject to potential recovery that expire in 2012 are $13,486.

36	Floating Rate Income Fund	Semiannual report

Class level expenses including the allocation of the transfer agent fees for the period ended February 28, 2009, were as follows:

Share	Distribution and	Transfer agent	Printing and	State
class	service fees	fees	postage fees	registration fees
Class A	$17,746	$11,834	$1,724	$2,706
Class B	1,957	760	1,431	2,419
Class C	12,585	2,561	1,654	2,508
Class I	—	358	1,059	2,467
Class 1	21	—	—	—
Class NAV	—	—	—	—
Total	$32,309	$15,513	$5,868	$10,100

Note 6
Trustees’ fees
The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 7
Fund share transactions
This listing illustrates the number of Fund shares sold, reinvested and repurchased during the periods ended August 31, 2008 and February 28, 2009, along with the corresponding dollar value.

	Period ended 8-31-08[1]		Period ended 2-28-09[2]
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,329,899	$13,206,325	2,836,492	$23,192,860
Distributions reinvested	9,729	95,892	36,234	282,013
Repurchased	(213,580)	(2,097,127)	(1,121,520)	(9,039,746)
Net increase	1,126,048	$11,205,090	1,751,206	$14,435,127

Class B shares
Sold	58,075	$577,247	64,664	$515,125
Distributions reinvested	600	5,918	1,195	9,195
Repurchased	(5,208)	(51,078)	(36,801)	(305,879)
Net increase	53,467	$532,087	29,058	$218,441

Class C shares
Sold	754,582	$7,603,991	1,383,877	$10,885,499
Distributions reinvested	4,583	45,305	7,839	60,022
Repurchased	(597,997)	(5,866,593)	(103,748)	(889,804)
Net increase	161,168	$1,782,703	1,287,968	$10,055,717

Class I shares
Sold	54,851	$541,500	277,146	$2,185,490
Distributions reinvested	587	5,779	3,698	28,104
Repurchased	—	—	(73,732)	(598,213)
Net increase	55,438	$547,279	207,112	$1,615,381

Class 1 shares
Sold	10,000	$100,000	—	—
Distributions reinvested	377	3,720	451	3,475
Net increase	10,377	$103,720	451	$3,475

Semiannual report	Floating Rate Income Fund	37

	Period ended 8-31-08[1]		Period ended 2-28-09[2]
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	51,467,289	$512,243,892	24,479,114	$188,436,007
Distributions reinvested	1,441,398	14,251,483	2,709,385	20,764,783
Repurchased	(779,535)	(7,686,341)	(3,874,632)	(31,816,687)
Net increase	52,129,152	$518,809,034	23,313,867	$177,384,103

Net increase	53,535,650	$532,979,913	26,589,662	$203,712,244

[1]	Period from 1-2-08 (commencement of operations) to 8-31-08.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.

Note 8
Purchases and sales of securities
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2009, aggregated $246,806,027 and $91,174,103, respectively.

38	Floating Rate Income Fund	Semiannual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees
At its meeting on June 27, 2008, the Board, including all of the Independent Trustees, approved the sub-subadvisory agreement (the Sub-Subadvisory Agreement) between Western Asset Management Company (the Subadviser) and Western Asset Management Company Limited (the Sub-Subadviser) relating to the Floating Rate Income Fund (the Fund), a series of John Hancock Funds II (the Trust).

This section describes the evaluation by the Board of Trustees of the Sub-Subadvisory Agreement.

Evaluation by the Board of Trustees
The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the Funds) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

In making its determination with respect to the factors that it considers in evaluating the Sub-Subadvisory Agreement, the Board reviewed or considered:

(1)	that the Sub-Subadviser has extensive experience and demonstrated skills as a manager;

(2)	that the Sub-Subadviser is an affiliate of the Subadviser;

(3)	that the Sub-Subadvisory Agreement between the Sub-Subadviser and the Subadviser is being effected in order to

Semiannual report	Floating Rate Income Fund	39

permit the Subadviser to trade certain non-dollar denominated foreign securities for the Fund;

(4)	the investment performance of other Trust or John Hancock Trust funds where the Sub-Subadviser also manages certain assets for these funds;

(5)	the proposed sub-subadvisory fee for the Fund; and

(6)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and the Sub-Subadviser.

The Board’s decision to approve the Sub-Subadvisory Agreement was based on a number of determinations, including the following:

(1)	The Sub-Subadvisory Agreement will permit the Subadviser to trade certain non-dollar denominated foreign securities for the Fund, which may enhance the performance of the Fund;

(2)	The Sub-Subadviser may generally be expected to provide at least the same level and quality of management services under the Sub-Subadvisory Agreement as the Subadviser does under the Subadvisory Agreement; and

(3)	The subadvisory fee under the Sub-Subadvisory Agreement: (i) is paid by the Subadviser and not by the Fund; and (ii) will not result in any advisory fee increase with respect to the Fund.

40	Floating Rate Income Fund	Semiannual report

More information

Trustees
James M. Oates, Chairman
James R. Boyle†
Grace K. Fey†**
Charles L. Bardelis*
Peter S. Burgess*
Elizabeth G. Cook**
Theron S. Hoffman**
Hassell H. McClellan**
Steven M. Roberts*
John D. Richardson*
     Trustee Emeritus

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management
       Services, LLC

Subadviser
Western Asset Management Company

Sub-Subadviser
Western Asset Management Company Limited

Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

*	Member of the Audit Committee
**	Member of the Compliance Committee
†	Non-Independent Trustee

Officers Keith F. Hartstein President and Chief Executive Officer Thomas M. Kinzler Secretary and Chief Legal Officer Francis V. Knox, Jr. Chief Compliance Officer Charles A. Rizzo Chief Financial Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone 1-800-225-5291	On the fund’s Website www.jhfunds.com	At the SEC www.sec.gov 1-800-SEC-0330 SEC Public Reference Room

You can also contact us:

Regular mail: John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510		Express mail: John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

Semiannual report	Floating Rate Income Fund	41

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

328SA 2/09 4/09

John Hancock
MUTUAL FUNDS

John Hancock
Optimized Value Fund

Semiannual Report
2.28.09

A look at performance

For the period ended February 28, 2009

		Average annual returns (%)				Cumulative total returns (%)
		with maximum sales charge (POP)				with maximum sales charge (POP)
	Inception				Since	Six				Since
Class	date	1-year	5-year	10-year	inception	months	1-year	5-year	10-year	inception
A	12-31-07	–49.39	—	—	–48.67	–46.68	–49.39	—	—	–53.92
B	12-31-07	–49.60	—	—	–48.47	–46.70	–49.60	—	—	–53.71
C	12-31-07	–47.59	—	—	–46.73	–44.58	–47.59	—	—	–51.88
I1	12-31-07	–46.46	—	—	–46.09	–43.69	–46.46	—	—	–51.22
1[1]	10-15-05	–46.42	—	—	–13.85	–43.73	–46.42	—	—	–39.54
NAV[1]	10-15-05	–46.42	—	—	–13.82	–43.69	–46.42	—	—	–39.46

Performance figures assume all distributions are reinvested. Public offering price (POP) figures reflect maximum sales charges on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class I, Class 1 and Class NAV shares.

The expense ratios of the Fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2009. The net expenses are as follows: Class A — 1.29%, Class B — 1.99%, Class C —1.99%, Class I —0.84%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 28.82%, Class B — 71.10%, Class C — 72.97%, Class I — 71.55%. For the other classes, the net expenses equal the gross expenses and are as follows: Class 1 — 0.73%, Class NAV — 0.69%. The Fund’s expenses for the current fiscal year may be higher than the expenses listed above, for some of the following reasons: i) a significant decrease in average net assets may result in a higher advisory fee rate; ii) a significant decrease in average net assets may result in an increase in the expense ratio; and iii) the termination or expiration of expense cap reimbursements.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 1–800–225–5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses increase and results would have been less favorable.

1 For certain types of investors, as described in the Fund’s Class I, Class 1 and Class NAV share prospectuses.

6	Optimized Value Fund	Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Optimized Value Fund Class NAV2 shares for the period indicated. For comparison, we’ve shown the same investment in the Russell 1000 Value Index.

NAV[1]	Class NAV without sales charge
Index	Russell 1000 Value Index

			With maximum
Class	Period beginning	Without sales charge	sales charge	Index
A	12-31-07	$4,851	$4,608	$4,842
B	12-31-07	4,819	4,629	4,842
C	12-31-07	4,812	4,812	4,842
I2	12-31-07	4,878	4,878	4,842
1[2]	10-15-05	6,046	6,046	6,254

Assuming all distributions were reinvested for the period indicated, the table above shows the value of a $10,000 investment in the Fund’s Class A, Class B, Class C, Class I and Class 1 shares, respectively, as of February 28, 2009. Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

Russell 1000 Value Index is an unmanaged index containing those securities in the Russell 1000 Index with a less-than-average growth orientation.

It is not possible to invest directly in an index. Index figures do not reflect sales charges, which would have resulted in lower values if they did.

[1] NAV represents net asset value.
[2] For certain types of investors, as described in the Fund’s Class NAV, Class I and Class 1 share prospectuses.

Semiannual report	Optimized Value Fund	7

Your expenses

These examples are intended to help you understand your ongoing operating expenses.

Understanding fund expenses

As a shareholder of the Fund, you incur two types of costs:

  Transaction costs which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

  Ongoing operating expenses including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about your fund’s actual ongoing operating expenses, and is based on your fund’s actual return. It assumes an account value of $1,000.00 on September 1, 2008, with the same investment held until February 28, 2009.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]
Class A	$1,000.00	$561.20	$4.99
Class B	1,000.00	560.50	7.70
Class C	1,000.00	559.70	7.70
Class I	1,000.00	563.10	3.26
Class 1	1,000.00	562.70	2.98
Class NAV	1,000.00	563.10	2.79

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2009, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

8	Optimized Value Fund	Semiannual report

Hypothetical example for comparison purposes

This table allows you to compare your fund’s ongoing operating expenses with those of any other fund. It provides an example of the Fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not your fund’s actual return). It assumes an account value of $1,000.00 on September 1, 2008, with the same investment held until February 28, 2009. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses.

	Account value	Ending value	Expenses paid during
	on 9-1-08	on 2-28-09	period ended 2-28-09[1]
Class A	$1,000.00	$1,018.40	$6.46
Class B	1,000.00	1,014.90	9.94
Class C	1,000.00	1,014.90	9.94
Class I	1,000.00	1,020.60	4.21
Class 1	1,000.00	1,021.00	3.86
Class NAV	1,000.00	1,021.20	3.61

Remember, these examples do not include any transaction costs, such as sales charges; therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

[1] Expenses are equal to the Fund’s annualized expense ratio of 1.29%, 1.99%, 1.99%, 0.84%, 0.77% and 0.72% for Class A, Class B, Class C, Class I, Class 1 and Class NAV, respectively, multiplied by the average account value over the period, multiplied by number of days in the period, and divided by 365 (to reflect the one-half year period).

Semiannual report	Optimized Value Fund	9

Portfolio summary

Top 10 holdings[1]
Exxon Mobil Corp.	4.6%
Chevron Corp.	4.1%
Colgate-Palmolive Company	2.7%
Johnson & Johnson	2.5%
AT&T, Inc.	2.5%
ConocoPhillips	2.5%
JPMorgan Chase & Company	2.5%
Embarq Corp.	2.4%
Abbott Laboratories	2.3%
Ross Stores, Inc.	2.3%

Sector distribution[2,3]
Consumer, non-cyclical	24%
Energy	21%
Financial	18%
Industrial	10%
Communications	9%
Utilities	6%
Consumer cyclical	5%
Technology	3%
Basic materials	2%
Other	2%

[1] As a percentage of net assets on February 28, 2009, excluding cash and cash equivalents.

[2] Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

[3] As a percentage of net assets on February 28, 2009.

10	Optimized Value Fund	Semiannual report

FINANCIAL STATEMENTS

Fund’s investments

Securities owned by the Fund on 2-28-09 (unaudited)

Issuer	Shares	Value
Common stocks 98.45%		$312,392,741
(Cost $395,099,200)

Aerospace 1.71%		5,429,563
General Dynamics Corp.	80,496	3,527,335
Goodrich Corp.	42,277	1,401,060
Spirit Aerosystems Holdings, Inc., Class A (I)	50,521	501,168

Air Travel 0.80%		2,551,463
Continental Airlines, Inc., Class B (I)	254,637	2,551,463

Banking 2.61%		8,278,305
Capitol Federal Financial	5,047	186,890
Credit Suisse Group, SADR	75,149	1,815,600
Hudson City Bancorp, Inc.	243,383	2,523,882
PNC Financial Services Group, Inc.	68,916	1,884,163
U.S. Bancorp	130,522	1,867,770

Biotechnology 0.93%		2,947,690
Amgen, Inc. (I)	60,243	2,947,690

Cable & Television 0.83%		2,642,730
Comcast Corp., Class A	202,353	2,642,730

Chemicals 0.50%		1,598,850
Celanese Corp., Series A	187,219	1,598,850

Computers & Business Equipment 1.55%		4,930,656
Brocade Communications Systems, Inc. (I)	228,860	636,231
Hewlett-Packard Company	27,740	805,292
International Business Machines Corp.	37,913	3,489,133

Construction Materials 0.63%		1,999,055
The Sherwin-Williams Company	43,505	1,999,055

Containers & Glass 2.53%		8,028,992
Owens-Illinois, Inc. (I)	343,550	5,297,541
Pactiv Corp. (I)	172,549	2,731,451

Cosmetics & Toiletries 4.89%		15,525,457
Colgate-Palmolive Company	142,996	8,605,499
Procter & Gamble Company	143,657	6,919,958

Crude Petroleum & Natural Gas 3.89%		12,326,555
Marathon Oil Corp.	136,656	3,179,985
Plains Exploration & Production Company (I)	176,960	3,387,014
XTO Energy, Inc.	181,919	5,759,556

See notes to financial statements	Semiannual report	Optimized Value Fund	11

FINANCIAL STATEMENTS

Issuer	Shares	Value
Educational Services 1.07%		$3,389,748
DeVry, Inc.	33,264	1,728,065
Strayer Education, Inc.	9,789	1,661,683

Electrical Utilities 6.44%		20,430,092
CenterPoint Energy, Inc.	241,497	2,492,249
Dominion Resources, Inc.	168,381	5,081,739
DPL, Inc.	162,237	3,260,964
Edison International	70,522	1,919,609
FirstEnergy Corp.	79,670	3,390,755
FPL Group, Inc.	48,585	2,202,358
The Southern Company	68,704	2,082,418

Electronics 0.48%		1,506,762
Dolby Laboratories, Inc., Class A (I)	53,717	1,506,762

Energy 0.67%		2,126,132
Duke Energy Corp.	157,842	2,126,132

Financial Services 6.96%		22,074,824
Bank of New York Mellon Corp.	44,462	985,722
Broadridge Financial Solutions, Inc.	193,322	3,089,285
Goldman Sachs Group, Inc.	33,446	3,046,262
JPMorgan Chase & Company	342,612	7,828,684
Morgan Stanley	59,329	1,159,289
People’s United Financial, Inc.	88,579	1,542,160
State Street Corp.	27,310	690,124
Wells Fargo & Company	308,537	3,733,298

Food & Beverages 4.23%		13,410,669
Flowers Foods, Inc.	215,274	4,802,763
General Mills, Inc.	66,248	3,476,695
McCormick & Company, Inc.	163,675	5,131,211

Funeral Services 0.38%		1,217,686
Hillenbrand, Inc.	72,611	1,217,686

Gas & Pipeline Utilities 1.10%		3,499,294
Transocean, Inc. (I)	58,546	3,499,294

Healthcare Products 5.67%		17,997,625
Baxter International, Inc.	130,600	6,648,846
Gen-Probe, Inc. (I)	83,857	3,402,079
Johnson & Johnson	158,934	7,946,700

Healthcare Services 2.63%		8,350,959
DaVita, Inc. (I)	90,703	4,255,785
Express Scripts, Inc. (I)	81,415	4,095,174

Hotels & Restaurants 1.74%		5,510,679
Yum! Brands, Inc.	209,691	5,510,679

Industrials 1.74%		5,522,411
General Electric Company	648,932	5,522,411

Insurance 7.09%		22,496,090
ACE, Ltd.	75,912	2,771,547
American Financial Group, Inc.	148,256	2,306,863
Aon Corp.	65,948	2,521,852

12	Optimized Value Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Issuer	Shares	Value
Insurance (continued)
Arch Capital Group, Ltd. (I)	55,027	$2,971,458
Chubb Corp.	60,408	2,358,328
Endurance Specialty Holdings, Ltd.	112,405	2,514,500
Progressive Corp. (I)	153,967	1,781,398
The Travelers Companies, Inc.	108,567	3,924,697
Willis Group Holdings, Ltd.	61,464	1,345,447

International Oil 12.39%		39,309,090
Chevron Corp.	215,643	13,091,686
ConocoPhillips	210,638	7,867,329
Exxon Mobil Corp.	215,691	14,645,419
Noble Corp.	150,657	3,704,656

Internet Software 0.53%		1,688,187
Symantec Corp. (I)	122,067	1,688,187

Manufacturing 0.53%		1,664,157
Snap-on, Inc.	70,545	1,664,157

Petroleum Services 3.10%		9,837,651
Diamond Offshore Drilling, Inc.	53,076	3,324,681
ENSCO International, Inc.	109,017	2,679,638
Petro-Canada	175,038	3,833,332

Pharmaceuticals 4.63%		14,700,976
Abbott Laboratories	155,542	7,363,358
Mylan, Inc. (a)(I)	241,554	3,002,516
Pfizer, Inc.	352,161	4,335,102

Real Estate 1.07%		3,379,147
Annaly Capital Management, Inc., REIT	92,032	1,279,245
Equity Residential, REIT	25,605	450,648
Public Storage, Inc., REIT	29,727	1,649,254

Retail Trade 2.92%		9,268,129
Dollar Tree, Inc. (I)	49,600	1,925,472
Ross Stores, Inc.	248,735	7,342,657

Sanitary Services 3.73%		11,818,425
Ecolab, Inc.	84,842	2,696,279
Republic Services, Inc.	264,847	5,270,455
Stericycle, Inc. (I)	80,277	3,851,691

Semiconductors 0.44%		1,408,713
Intel Corp.	110,574	1,408,713

Software 0.54%		1,722,914
Red Hat, Inc. (I)	125,852	1,722,914

Telecommunications Equipment & Services 4.44%		14,087,700
Amdocs, Ltd. (I)	124,115	2,078,926
American Tower Corp., Class A (I)	147,429	4,293,133
Embarq Corp.	220,636	7,715,641

Telephone 3.06%		9,715,365
AT&T, Inc.	331,574	7,881,514
Verizon Communications, Inc.	64,278	1,833,851

See notes to financial statements	Semiannual report	Optimized Value Fund	13

FINANCIAL STATEMENTS

	Principal
Issuer	amount	Value
Short-term investments 2.12%		$6,732,173
(Cost $6,732,173)
John Hancock Cash
Investment Trust, 0.7604% (f)	$2,982,200	2,982,200
Societe Generale North America, Inc.
0.26% due 3/2/09	3,750,000	3,749,973

Total investments (Cost $401,831,373)† 100.57%		$319,124,914

Liabilities in excess of other assets (0.57)%		($1,800,249)

Total net assets 100.00%		$317,324,665

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

SADR	Sponsored American Depositary Receipts

(a)	All or a portion of this security was out on loan.

(f)	John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, an affiliate of the Fund, and represents investment of securities lending collateral. The rate shown is the seven-day effective yield at period end.

(I)	Non-income producing

†	At February 28, 2009, the aggregate cost of investment securities for federal income tax purposes was $405,024,101. Net unrealized depreciation aggregated $85,899,187, of which $4,462,544 related to appreciated investment securities and $90,361,731 related to depreciated investment securities.

14	Optimized Value Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 2-28-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share.

Assets
Investments in unaffiliated issuers, at value (Cost $398,849,173) including
$2,851,442 of securities loaned (Note 2)	$316,142,714
Investments in affiliated issuers, at value (Cost $2,982,200) (Note 2)	2,982,200

Total investments, at value (Cost $401,831,373)	319,124,914
Cash	2,021
Receivable for investments sold	41,043,398
Dividends and interest receivable	1,220,057
Receivable for security lending income	1,773
Receivable due from adviser	135
Other assets	49,304

Total assets	361,441,602

Liabilities
Payable for investments purchased	40,981,843
Payable for fund shares repurchased	68,238
Payable upon return of securities loaned (Note 2)	2,982,200
Payable to affiliates
Fund administration fees	32,370
Transfer agent fees	29
Trustees’ fees	706
Accrued expenses	51,551

Total liabilities	44,116,937

Net assets
Capital paid-in	$792,513,578
Undistributed net investment income	1,596,887
Accumulated undistributed net realized gain (loss) on investments and
foreign currency transactions	(394,079,279)
Net unrealized appreciation (depreciation) on investments	(82,706,521)

Net assets	$317,324,665

See notes to financial statements	Semiannual report	Optimized Value Fund	15

FINANCIAL STATEMENTS

Statement of assets and liabilities (continued)

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value.

Class A
Net assets	$95,561
Shares outstanding	13,548
Net asset value and redemption price per share	$7.05

Class B1
Net assets	$12,109
Shares outstanding	1,711
Net asset value, offering price and redemption price per share	$7.08

Class C1
Net assets	$4,810
Shares outstanding	681
Net asset value, offering price and redemption price per share	$7.07[2]

Class I
Net assets	$4,877
Shares outstanding	689
Net asset value, offering price and redemption price per share	$7.08

Class 1
Net assets	$35,746,022
Shares outstanding	5,055,366
Net asset value, offering price and redemption price per share	$7.07

Class NAV
Net assets	$281,461,286
Shares outstanding	39,793,871
Net asset value, offering price and redemption price per share	$7.07

Maximum public offering price per share
Class A (net asset value per share ÷ 95%)[3]	$7.42

[1]	Redemption price is equal to net asset value less any applicable contingent deferred sales charges (Note 3).
[2]	Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on February 28, 2009.
[3]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16	Optimized Value Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the period ended 2-28-09 (unaudited)[1]

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income
Dividends	$7,306,298
Interest	24,373
Securities lending	21,767
Less foreign taxes withheld	(8,356)

Total investment income	7,344,082

Expenses
Investment management fees (Note 5)	1,550,736
Distribution and service fees (Note 5)	12,031
Transfer agent fees (Note 5)	422
State registration fees	9,351
Printing and postage fees (Note 5)	5,496
Audit and legal fees	27,082
Custodian fees	15,657
Registration and filing fees (Note 5)	14,442
Fund administration fees (Note 5)	57,629
Trustees’ fees (Note 6)	3,734
Miscellaneous	2,291

Total expenses	1,698,871
Net expense (reduction) (Note 5)	(15,164)

Net expenses	1,683,707

Net investment income	5,660,375

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(227,371,047)
Futures contracts	(2,192,578)
Foreign currency transactions	556
(229,563,069)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(80,034,856)
Translation of assets and liabilities in foreign currencies	(3)
(80,034,859)

Net realized and unrealized loss	(309,597,928)

Decrease in net assets from operations	($303,937,553)

[1]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.

See notes to financial statements	Semiannual report	Optimized Value Fund	17

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Year	Period
	ended	ended
Period ended	8-31-08	2-28-09[1]
Increase (decrease) in net assets
From operations
Net investment income	$13,145,616	$5,660,375
Net realized loss	(160,142,343)	(229,563,069)
Change in net unrealized appreciation (depreciation)	(16,763,905)	(80,034,859)

Decrease in net assets resulting from operations	(163,760,632)	(303,937,553)

Distributions to shareholders
From net investment income
Class A	—	(1,531)
Class B	—	(328)
Class C	—	(108)
Class I	—	(180)
Class 1	(1,551,400)	(1,443,321)
Class NAV	(12,179,658)	(11,271,727)
From net realized gain
Class 1	(6,958,131)	—
Class NAV	(52,962,770)	—

Total distributions	(73,651,959)	(12,717,195)

From Fund share transactions (Note 7)	215,089,065	(129,174,641)

Total decrease	(22,323,526)	(445,829,389)

Net assets
Beginning of period	785,477,580	763,154,054

End of period	$763,154,054	$317,324,665

Undistributed net investment income (loss)	$8,653,707	$1,596,887

[1]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.

18	Optimized Value Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

CLASS A SHARES Period ended	8-31-08[1]	2-28-09[2]
Per share operating performance
Net asset value, beginning of period	$14.97	$12.94
Net investment income[3]	0.10	0.09
Net realized and unrealized loss on investments	(2.13)	(5.72)
Total from investment operations	(2.03)	(5.63)
Less distributions
From net investment income	—	(0.26)
Net asset value, end of period	$12.94	$7.05
Total return (%)[4,5]	(13.56)	(43.88)
Ratios and supplemental data
Net assets, end of period (in millions)	—[6]	—[6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	28.82	13.88
Expenses net of fee waivers[7]	1.29	1.29[8]
Expenses net of all fee waivers and credits[7]	1.29	1.29[8]
Net investment income[7]	1.22	2.01
Portfolio turnover (%)	159	76[4]
____________________

[1]	Class A shares began operations on 12-31-07.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Not annualized.
[5]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.

See notes to financial statements	Semiannual report	Optimized Value Fund	19

FINANCIAL STATEMENTS

CLASS B SHARES Period ended	8-31-08 [1]	2-28-09 [2]
Per share operating performance
Net asset value, beginning of period	$14.97	$12.87
Net investment income[3]	0.03	0.05
Net realized and unrealized loss on investments	(2.13)	(5.68)
Total from investment operations	(2.10)	(5.63)
Less distributions
From net investment income	—	(0.16)
Net asset value, end of period	$12.87	$7.08
Total return (%)[4,5]	(14.03)	(43.95)
Ratios and supplemental data
Net assets, end of period (in millions)	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	71.10	51.60
Expenses net of fee waivers[7]	1.99	1.99[8]
Expenses net of all fee waivers and credits[7]	1.99	1.99[8]
Net investment income[7]	0.43	1.04
Portfolio turnover (%)	159	76[5]
____________________

[1]	Class B shares began operations on 12-31-07.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[5]	Not annualized.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.

CLASS C SHARES Period ended	8-31-08 [1]	2-28-09 [2]
Per share operating performance
Net asset value, beginning of period	$14.97	$12.87
Net investment income[3]	0.03	0.05
Net realized and unrealized loss on investments	(2.13)	(5.69)
Total from investment operations	(2.10)	(5.64)
Less distributions
From net investment income	—	(0.16)
Net asset value, end of period	$12.87	$7.07[4]
Total return (%)[5,6]	(14.03)	(44.03)
Ratios and supplemental data
Net assets, end of period (in millions)	— [7]	— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	72.97	126.62
Expenses net of fee waivers[8]	1.99	1.99[9]
Expenses net of all fee waivers and credits[8]	1.99	1.99[9]
Net investment income[8]	0.43	1.12
Portfolio turnover (%)	159	76[6]
____________________

[1]	Class C shares began operations on 12-31-07.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Net assets and shares outstanding have been rounded for presentation purposes. The net asset value is as reported on February 28, 2009.
[5]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6]	Not annualized.
[7]	Less than $500,000.
[8]	Annualized.
[9]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.

20	Optimized Value Fund	Semiannual report	See notes to financial statements

FINANCIAL STATEMENTS

CLASS I SHARES Period ended	8-31-08 [1]	2-28-09 [2]
Per share operating performance
Net asset value, beginning of period	$14.97	$12.97
Net investment income[3]	0.14	0.11
Net realized and unrealized loss on investments	(2.14)	(5.73)
Total from investment operations	(2.00)	(5.62)
Less distributions
From net investment income	—	(0.27)
Net asset value, end of period	$12.97	$7.08
Total return (%)[4,5]	(13.36)	(43.69)
Ratios and supplemental data
Net assets, end of period (in millions)	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	71.55	129.93
Expenses net of fee waivers[7]	0.84	0.84[8]
Expenses net of all fee waivers and credits[7]	0.84	0.84[8]
Net investment income[7]	1.59	2.31
Portfolio turnover (%)	159	76[6]
____________________

[1]	Class I shares began operations on 12-31-07.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Not annualized.
[5]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[6]	Less than $500,000.
[7]	Annualized.
[8]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.

CLASS 1 SHARES Period ended	8-31-06	[1]	8-31-07	8-31-08	2-28-09	[2]
Per share operating performance
Net asset value, beginning of period	$14.09		$16.56	$17.55	$12.98
Net investment income[3]	0.22		0.31	0.24	0.11
Net realized and unrealized gain (loss) on investments	2.31		1.68	(3.32)	(5.74)
Total from investment operations	2.53		1.99	(3.08)	(5.63)
Less distributions
From net investment income	(0.06)		(0.20)	(0.27)	(0.28)
From net realized gain	—	[8]	(0.80)	(1.22)	—
	(0.06)		(1.00)	(1.49)	(0.28)
Net asset value, end of period	$16.56		$17.55	$12.98	$7.07
Total return (%) [4]	17.98	[5]	12.12	(18.77)	(43.73)[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$96		$106	$69	$36
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79[6]		0.74	0.73	0.77	[6]
Expenses net of fee waivers	0.79[6]		0.74	0.73	0.77	[6,7]
Expenses net of all fee waivers and credits	0.79[6]		0.74	0.73	0.77	[6,7]
Net investment income	1.62[6]		1.75	1.63	2.41	[6]
Portfolio turnover (%)	127		169	159	76
____________________

[1]	Class 1 shares began operations on 10-15-05.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Assumes dividend reinvestment.
[5]	Not annualized.
[6]	Annualized.
[7]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.
[8]	Less than $0.01 per share.

See notes to financial statements	Semiannual report	Optimized Value Fund	21

FINANCIAL STATEMENTS

CLASS NAV SHARES Period ended	8-31-06	[1]	8-31-07	8-31-08	2-28-09	[2]
Per share operating performance
Net asset value, beginning of period	$14.09		$16.56	$17.57	$12.98
Net investment income[3]	0.24		0.32	0.25	0.11
Net realized and unrealized gain (loss) on investments	2.29		1.69	(3.34)	(5.73)
Total from investment operations	2.53		2.01	(3.09)	(5.62)
Less distributions
From net investment income	(0.06)		(0.20)	(0.28)	(0.29)
From net realized gain	— [4]		(0.80)	(1.22)	—
	(0.06)		(1.00)	(1.50)	(0.29)
Net asset value, end of period	$16.56		$17.57	$12.98	$7.07
Total return (%)[5]	17.98	[6]	12.26	(18.82)	(43.69)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$362		$680	$694	$281
Ratios (as a percentage of average net assets):
Expenses before reductions	0.74	[7]	0.69	0.69	0.72	[7]
Expenses net of fee waivers	0.74	[7]	0.69	0.69	0.72	[7,8]
Expenses net of all fee waivers
and credits	0.74	[7]	0.69	0.69	0.72	[7,8]
Net investment income	1.73	[7]	1.81	1.69	2.46	[7]
Portfolio turnover (%)	127		169	159	76
____________________

[1]	Class NAV shares began operations on 10-15-05.
[2]	Semiannual period from 9-1-08 to 2-28-09. Unaudited.
[3]	Based on the average of the shares outstanding.
[4]	Less than $0.01 per share.
[5]	Assumes dividend reinvestment.
[6]	Not annualized.
[7]	Annualized.
[8]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 5.

22	Optimized Value Fund	Semiannual report	See notes to financial statements

Notes to financial statements (unaudited)

Note 1
Organization
John Hancock Optimized Value Fund (the Fund), is a series of John Hancock Funds II (the Trust or JHF II). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end investment management company. The investment objective of the Fund is to seek long-term capital appreciation.

John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Investment Management Services, LLC (the Adviser), a Delaware limited liability company controlled by John Hancock USA, serves as investment adviser for the Trust and John Hancock Funds, LLC (the Distributor), a Delaware limited liability company, an affiliate of the Adviser, serves as principal underwriter.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, including classes designated as Class A, Class B, Class C, Class I, Class 1 and Class NAV shares. Class A, Class B and Class C shares are open to all retail investors. Class I shares are offered without any sales charge to various institutional and certain individual investors. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to affiliated funds of funds, which are funds of funds within the John Hancock funds complex. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bear distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

The Adviser and other affiliates of John Hancock USA owned 688,681,681,689 shares of beneficial interest of Class A, Class B, Class C and Class I on February 28, 2009.

Note 2
Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity securities for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, are valued at their net asset value each business day.

Semiannual report	Optimized Value Fund	23

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 28, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS	*
Level 1 — Quoted Prices	$315,374,941	—
Level 2 — Other Significant Observable Inputs	3,749,973	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$319,124,914	—

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Security transactions and related investment income
Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by

24	Optimized Value Fund	Semiannual report

ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities lending
The Fund may lend portfolio securities from time to time in order to earn additional income. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Fund receives cash collateral against the loaned securities and maintains the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required cash collateral is delivered to the Fund on the next business day or returned to the borrower if overcollaterized. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Cash collateral received is invested in JHCIT. The Fund may receive compensation for lending its securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. The Fund bears the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Line of credit
The Fund has entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05% per annum. For the period ended February 28, 2009, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property, that is not segregated, to the extent of any overdraft.

Expenses
The majority of expenses are directly identifiable to an individual fund. Trust expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net asset value of the respective classes. Distribution and service fees, if any, transfer agent fees, printing and postage fees, and state registration fees for Class A, Class B, Class C and Class I shares are calculated daily at the

Semiannual report	Optimized Value Fund	25

class level based on the appropriate net asset value of each class and the specific expense rate(s) applicable to each class.

Federal income taxes
The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $6,372,104 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made. The loss carryforwards expire as follows: August 31, 2016 - $6,372,104. Net capital losses of $154,832,286 that are attributable to security transactions incurred after October 31, 2008, are treated as arising on September 1, 2008, the first day of the Fund’s next taxable year.

As of February 28, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended August 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains
The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund generally declares and pays dividends and capital gains distributions, if any, annually. During the year ended August 31, 2008, the tax character of distributions paid was as follows: ordinary income $51,410,888 and long-term capital gain $22,241,071. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement
In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of February 28, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Risk and uncertainties

Concentration risk
The Funds may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Fund’s value more volatile and investment values may rise and fall more rapidly. In addition, a Fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Note 4
Guarantees and indemnifications
Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance

26	Optimized Value Fund	Semiannual report

of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 5
Investment advisory and other agreements
The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from the Trust. Under the Advisory Agreement, the Fund pays a daily management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.70% of the first $500,000,000 of the Fund’s aggregate daily net assets; (b) 0.65% of the next $500,000,000 of the Fund’s aggregate daily net assets; and (c) 0.60% of the Fund’s aggregate daily net assets in excess of $1,000,000,000. Aggregate net assets include the net assets of the Fund and Optimized Value Trust, a series of John Hancock Trust. John Hancock Trust is an open-end investment company advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Distributors, LLC. The effective rate for the period ended February 28, 2009, is 0.67% of the Fund’s average daily net asset value.

The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.A.) Limited, an affiliate of the Adviser. The Fund is not responsible for payment of the subadvisory fees.

The Adviser has agreed contractually to limit fund level expenses to 0.80% of the average annual net assets, or to make a payment to a specific class of shares of the Fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business and fees under any agreement or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.29% for Class A, 1.99% for Class B, 1.99% for Class C, 0.84% for Class I, and 0.85% for Class 1. Accordingly, the expense reductions related to this expense limitation amounted to $3,485, $3,720, $3,723, $3,895, and $0 for Class A, Class B, Class C, Class I, and Class 1, respectively, for the period ended February 28, 2009. This expense reimbursement shall continue in effect until December 31, 2009 and thereafter until terminated by the Adviser on notice to the Trust.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholder and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The fund administration fees incurred for the period ended February 28, 2009, were equivalent to an annual effective rate of 0.02% of the Fund’s average daily net assets.

The Trust has a Distribution Agreement with the Distributor. The Fund has adopted Distribution Plans with respect to Class A, Class B, Class C and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for the services it provides as distributor of shares of the Fund. Accordingly, the Fund makes daily payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.05% of average daily net asset value of Class A, Class B, Class C and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of Financial Industry Regulatory Authority (formerly the National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Fund’s 12b-1 payments could occur under certain circumstances.

Semiannual report	Optimized Value Fund	27

Class A shares are assessed up-front sales charges. During the period ended February 28, 2009, there were no net up-front sales charges received by the Distributor with regard to sales of Class A shares.

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (CDSC) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution-related services to the Fund in connection with the sale of Class B and Class C shares. During the period ended February 28, 2009, there were no CDSCs received by Distributor for Class B shares and for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of JHLICO. The transfer agent fees are made up of three components, three of which are class specific:

  The Fund pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets.

  The Fund pays a monthly fee which is based on an annual rate of $16.50 for each shareholder account for Class A, B, C and I, respectively.

  In addition, Signature Services is reimbursed for certain out-of-pocket expenses.

Signature Services had agreed to contractually limit the transfer agent expenses to 0.20% annually for Classes A, B, C and I until December 31, 2008. Waivers and reimbursements under this plan were $121, $81, $65 and $74 for Classes A, B, C and I, respectively, for the period ended February 28, 2009.

The Fund receives earnings credits from Signature Services as a result of uninvested cash balances. These credits are used to reduce a portion of the Fund’s transfer agent fees and out-of-pocket expenses. During the period ended February 28, 2009, the Fund’s transfer agent fees and out-of-pocket expenses had no reductions for transfer agent credits earned.

Class level expenses including the allocation of the transfer agent fees for the period ended February 28, 2009, were as follows:

	Distribution and	Transfer	Printing and	State
Share class	service fees	agent fees	posting fees	registration fees
Class A	$86	$180	$1,203	$2,295
Class B	77	96	1,431	2,295
Class C	30	71	1,431	2,295
Class I	—	75	1,431	2,466
Class 1	11,838	—	—	—
Total	$12,031	$422	$5,496	$9,351

Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements that were made subsequent to January 1, 2009. Amounts are subject to recapture for a period of three years following the month in which such reimbursement or waivers occurred. The waived or reimbursed expenses subject to potential recovery that expire in 2012 are $4,134.

28	Optimized Value Fund	Semiannual report

Note 6
Trustees’ fees
The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates.

Total Trustees’ expenses are allocated to the Fund based on its average daily net asset value.

Note 7
Fund share transactions
This listing illustrates the number of Fund shares sold, reinvested and repurchased during the periods ended August 31, 2008, and the period ended February 28, 2009, along with the corresponding dollar value.

	Year ended 8-31-08		Period ended 2-28-09[1]
	Shares	Amount	Shares	Amount
Class A
Sold	4,216	$55,914	10,237	$84,733
Distributions reinvested	—	—	180	1,531
Repurchased	(461)	(5,651)	(624)	(7,514)
Net increase	3,755	$50,263	9,793	$78,750

Class B
Sold	787	$11,485	3,519	$31,089
Distributions reinvested	—	—	38	328
Repurchased	—	—	(2,633)	(22,077)
Net increase	787	$11,485	924	$9,340

Class C
Sold	668	$10,000	—	—
Distributions reinvested	—	—	13	108
Net increase	668	$10,000	13	$108

Class I
Sold	668	$10,000	—	—
Distributions reinvested	—	—	21	180
Net increase	668	$10,000	21	$180

Class 1
Sold	123,246	$1,790,160	94,974	$819,223
Distributions reinvested	560,206	8,509,531	169,404	1,443,321
Repurchased	(1,357,703)	(19,836,628)	(553,603)	(5,005,535)
Net decrease	(674,251)	($9,536,937)	(289,225)	($2,742,991)

Class NAV shares
Sold	10,453,910	$159,592,299	1,373,225	$10,568,693
Distributions reinvested	4,288,507	65,142,428	1,321,422	11,271,727
Repurchased	(13,570)	(190,473)	(16,327,685)	(148,360,448)
Net increase (decrease)	14,728,847	$224,544,254	(13,633,038)	($126,520,028)

Net increase (decrease)	14,060,474	$215,089,065	(13,911,512)	($129,174,641)

[1]	Semiannual period from 9-1-08 to 2-28-09.

Note 8
Purchases and sales of securities
Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended February 28, 2009, aggregated $358,903,948 and $498,032,726, respectively.

Semiannual report	Optimized Value Fund	29

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees
This section describes the evaluation by the Board of Trustees of the Advisory Agreement (the Advisory Agreement) and each of the Subadvisory Agreements and the Sub-Subadvisory Agreements (collectively, the Subadvisory Agreements) for each of the portfolios (the Funds) of John Hancock Funds II (the Trust) discussed in this annual report.

The Board, including the Independent Trustees, is responsible for selecting the Trust’s adviser, John Hancock Investment Management Services, LLC (the Adviser or JHIMS), approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust and approving the Trust’s advisory and subadvisory (and any sub-subadvisory) agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Trust shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s manager-of-managers advisory structure, the costs of the services to be provided and the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arm’s-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (Material Relationships).

Approval of Advisory Agreement
At its meeting on May 30, 2008, the Board, including all the Independent Trustees, approved the Advisory Agreement.

In approving the renewal of the Advisory Agreement, and with reference to the factors that it regularly considers, the Board:

(1) (a)	considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s

30	Optimized Value Fund	Semiannual report

affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’s personnel,

	(b)	considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

	(c)	considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to continue to perform its services under the Advisory Agreement with respect to the Funds;

(2)	reviewed the investment performance of each of the Funds; the comparative performance of their respective benchmarks, comparable funds (i.e., funds having approximately the same investment objective), if any; and JHIMS’s analysis of such performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally and with respect to particular Funds; and concluded that each of the Funds has generally performed well or within a range that the Board deemed competitive except as discussed in Appendix A and in such cases, that appropriate action is being taken to address performance, if necessary, or that such performance is reasonable in light of all factors considered, and that JHIMS may reasonably be expected to continue ably to monitor the performance of the Funds and each of their subadvisers;

(3)	reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded (i) that to the extent that Funds have subadvisory fees with breakpoints, those breakpoints are reflected as breakpoints in the advisory fees for Funds, (ii) that all Funds with a subadviser that is not affiliated with the Adviser have subadvisory fees which are the product of arm’s-length negotiations between the Adviser and the subadviser and which in many, but not all, cases contain breakpoints, and (iii) that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of Funds with advisory fee breakpoints to benefit from economies of scale if those Funds grow;

(4)	(a)	reviewed the financial statements of JHIMS and considered (i) an analysis presented by JHIMS regarding the net profitability to JHIMS of each Fund,

	(b)	reviewed the profitability of the JHIMS’s relationship with each Fund in terms of the total amount of annual advisory fees it received with respect to the Fund and whether JHIMS has the financial ability to continue to provide a high level of services to the Fund,

	(c)	considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the Funds, and

	(d)	noted that JHIMS pays the subadvisory fees out of the advisory fees JHIMS receives from the Funds and concluded that the advisory fees paid by the Trust with respect to the Funds are not unreasonable in light of such information; and

(5)	reviewed comparative information with respect to the advisory fee rates and concluded that the Trust’s advisory fees are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that JHIMS is currently waiving fees and/or reimbursing expenses with respect to certain of the Funds and that the Adviser pays the subadvisory fees of the Funds. The Board also took into account the level and quality of services provided by JHIMS with respect to the Funds, as well as the other factors considered.

Semiannual report	Optimized Value Fund	31

Additional information that the Board considered in approving the Advisory Agreement is set forth in Appendix A.

Approval of Subadvisory Agreements
At its meeting on May 30, 2008, the Board, including all the Independent Trustees, renewed and approved the Subadvisory Agreements.

In making its determination with respect to the factors that it considers, the Board reviewed:

(1)	information relating to each subadviser’s business, which may include information such as: business performance, assets under management and personnel;

(2)	the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds;

(3)	the subadvisory fee for each Fund and comparative fee information; and

(4)	information relating to the nature and scope of Material Relationships and their significance to the Trust’s adviser and unaffiliated subadvisers.

The Board noted that in the case of each sub-subadvisory agreement, that the sub-subadvisory fee would be paid by the Subadviser out of the subadvisory fee and would not be an expense of the Fund.

The Board’s decision to approve each Sub-advisory Agreement was based on a number of determinations, including the following:

(1)	The subadviser has extensive experience and demonstrated skills as a manager;

(2)	Although not without variation, the current and historical performance of each Fund managed by a subadviser has generally been in line with or outperformed the current and historical performance of comparable funds and the Fund’s respective benchmarks with the exceptions noted in Appendix A (with respect to such exceptions, the Board concluded that appropriate action was being taken to address such Funds’ performance, if necessary, or that performance was reasonable in light of all factors considered);

(3)	The subadvisory fees are generally competitive within the range of industry norms and, with respect to each subadviser that is not affiliated with the Adviser, are a product of arm’s-length negotiation between the Adviser and the subadviser;

(4)	With respect to those Funds that have sub-advisory fees that contain breakpoints, such breakpoints are reflected as breakpoints in the advisory fees for the Funds in order to permit shareholders to benefit from economies of scale if those Funds grow; and

(5)	The Material Relationships consist of arrangements in which unaffiliated subadvisers or their affiliates provide advisory, distribution or management services in connection with financial products sponsored by the Trust’s adviser or its affiliates, which may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans, and which in no case contained elements which would cause the Board to conclude that approval of the subadvisory agreement with the subadviser would be inappropriate.

Additional information that the Board considered for the Fund is set forth in Appendix A.

32	Optimized Value Fund	Semiannual report

Appendix A

Portfolio	Performance of Fund
(Subadviser)	as of March 31, 2008	Fees and Expenses	Other Comments
Optimized Value Fund (MFC Global Investment Management (U.S.A.) Limited)	The Fund underperformed the benchmark index over the one-year period. The Fund underperformed the Morningstar Category Average over the one year period.

Subadvisory fees for this Fund are lower than the peer group median.

Advisory fees for this Fund are slightly lower than the peer group median.

Total expenses for this Fund are slightly lower than the peer group median.

The Board took into account management’s discussion of the factors that contributed to the Fund’s performance, including the subadviser’s quantitative investment style and the interaction of market conditions with the quantitative model.

The Board also noted that the Fund had only recently commenced operations and took into account the relatively limited performance history of the Fund.

Semiannual report	Optimized Value Fund	33

More information

Trustees
James M. Oates, Chairman*
James R. Boyle†
Grace K. Fey†**
Charles L. Bardelis*
Peter S. Burgess*
Elizabeth G. Cook**
Theron S. Hoffman**
Hassell H. McClellan**
Steven M. Roberts*
John D. Richardson*
     Trustee Emeritus

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Investment Management
       Services, LLC

Subadviser
MFC Global Investment
       Management (U.S.A.), Limited

Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

*	Member of the Audit Committee
**	Member of the Compliance Committee
†	Non-Independent Trustee

Officers Keith F. Hartstein President and Chief Executive Officer Thomas M. Kinzler Secretary and Chief Legal Officer Francis V. Knox, Jr. Chief Compliance Officer Charles A. Rizzo Chief Financial Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone 1-800-225-5291	On the fund’s Website www.jhfunds.com	At the SEC www.sec.gov 1-800-SEC-0330 SEC Public Reference Room

You can also contact us:

Regular mail: John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510		Express mail: John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

34	Optimized Value Fund	Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Optimized Value Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

326SA 2/09 4/09

John Hancock
MUTUAL FUNDS

John Hancock
Lifecycle Portfolios

Semiannual Report
2.28.09

John Hancock

Lifecycle 2045 Portfolio

Goal and strategy

To seek high total return until the fund’s target retirement date.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2045.

Asset Allocation

Equity	% of Total
U.S. Large Cap	43
U.S. Mid Cap	10
U.S. Small Cap	9
International Large Cap	18
International Small Cap	4
Emerging Markets	5
Large Blend	3
Natural Resources	3

Fixed Income	% of Total
Bank Loan	1
Intermediate Bond	1
Multi-Sector Bond	1
High Yield Bond	1
Treasury Inflation-Protected Securities	1

As a percentage of net assets on February 28, 2009.

Performance review

For the six months ended February 28, 2009, the Lifecycle 2045 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –42.93%, –43.02%, –43.02%, –43.08%, –42.94%, –42.87%, –42.92%, –42.91%, –42.79% and –42.75%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index, the Standard & Poor’s 500 Index, returned –41.82% over the same period, and Morningstar, Inc.’s Target-Date 2041–2045 category returned –41.08%.1

Asset allocation had a slightly negative impact on performance during the period. Allocations to mid-cap and small-cap stocks, which lagged their large-cap peers, hindered our results, as did a small weighting in the natural resources asset class.

Challenging results from some of the Portfolio’s underlying funds also dampened its returns. Detractors included Emerging Markets (DFA), which was impeded by its underweighting in Brazil and its exposure to smaller, out-of-benchmark names. Also weighing on performance was Core Equity (Legg Mason). The fund suffered from overweighted positions in a number of weak-performing financial stocks. Core Equity was no longer in the Portfolio at period end. Meanwhile, Value & Restructuring (Columbia), a solid contributor in prior periods, underperformed due to overweight positions in the poor-performing energy and materials sectors. On the fixed income side, our investment in Strategic Bond (WAMCO), a multi-sector bond fund, was hurt by a relatively high exposure to lower-quality debt.

Conversely, the Portfolio’s performance benefited from a position in Capital Appreciation (Jennison), which was aided by overweighting health care and underweighting the industrials and energy sectors. International Core (GMO) benefited from an overall emphasis on quality, an underweighting in financials and an overweighting in health care, all of which helped performance. A small position in Alpha Opportunities (Wellington), recently added to the Portfolio, delivered a single-digit loss, putting it far ahead of most equity funds.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

  Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE … AND WHAT’S BEHIND THE NUMBERS

Capital Appreciation	▲	Overweighting health care and underweighting industrials and energy

Emerging Markets	▼	Underweighting Brazil, exposure to smaller, out-of-benchmark names

Core Equity	▼	Financials exposure

4	Lifecycle 2045 Portfolio	Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Without sales charge	5,610	5,610	5,630	5,668	5,706	5,677	5,709	5,752	5,757
With maximum sales charge	5,451	5,610	5,630	5,668	5,706	5,677	5,709	5,752	5,757
Index	5,622	5,622	5,622	5,622	5,622	5,622	5,622	5,622	5,622

Performance chart

Total returns with maximum sales charge (POP) for the period ended February 28, 2009.

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual returns — 1 year	–48.29%	–48.54%	–46.41%	–45.87%	–45.68%	–45.49%	–45.65%	–45.53%	–45.30%	–45.31%
Average annual returns — Since inception	–23.08%	–22.84%	–21.89%	–21.77%	–21.55%	–21.32%	–21.49%	–21.30%	–21.05%	–21.02%
Cumulative total returns — 1 year	–48.29%	–48.54%	–46.41%	–45.87%	–45.68%	–45.49%	–45.65%	–45.53%	–45.30%	–45.31%
Cumulative total returns — Since inception	–45.88%	–45.49%	–43.90%	–43.70%	–43.32%	–42.94%	–43.23%	–42.91%	–42.48%	–42.43%
Cumulative total returns — 6 months	–45.77%	–45.82%	–43.58%	–43.08%	–42.94%	–42.87%	–42.92%	–42.91%	–42.79%	–42.75%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.41%, Class B — 2.11%, Class C — 2.11%, Class R — 1.96%, Class R1 — 1.56%, Class R2 — 1.46%, Class R3 — 1.46%, Class R4 — 1.21%, Class R5 — 0.91%, Class 1 — 0.96%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.37%, Class B — 8.26%, Class C — 9.51%, Class R — 12.99%, Class R1 — 13.23%, Class R2 — 10.08%, Class R3 — 11.24%, Class R4 — 14.91%, Class R5 — 12.78%, Class 1 — 1.00%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Semiannual report	Lifecycle 2045 Portfolio	5

John Hancock

Lifecycle 2040 Portfolio

Goal and strategy

To seek high total return until the fund’s target retirement date.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2040.

Asset Allocation

Equity	% of Total
U.S. Large Cap	43
U.S. Mid Cap	10
U.S. Small Cap	9
International Large Cap	18
International Small Cap	4
Emerging Markets	5
Large Blend	3
Natural Resources	3

Fixed Income	% of Total
Bank Loan	1
Intermediate Bond	1
Multi-Sector Bond	1
High Yield Bond	1
Treasury Inflation-Protected Securities	1

As a percentage of net assets on February 28, 2009.

Performance review

For the six months ended February 28, 2009, the Lifecycle 2040 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –42.82%, –42.97%, –43.08%, –43.03%, –42.89%, –42.86%, –42.91%, –42.86%, –42.74% and –42.70%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index, the Standard & Poor’s 500 Index, returned –41.82% over the same period, and Morningstar, Inc.’s Target-Date 2036–2040 category returned –40.73%.1

Asset allocation had a slightly negative impact on performance during the period. Allocations to mid-cap and small-cap stocks, which lagged their large-cap peers, hindered our results, as did a small weighting in the natural resources asset class.

Challenging results from some of the Portfolio’s underlying funds also dampened its returns. Detractors included Emerging Markets (DFA), which was impeded by its underweighting in Brazil and its exposure to smaller, out-of-benchmark names. Also weighing on performance was Core Equity (Legg Mason). The fund suffered from overweighted positions in a number of weak-performing financial stocks. Core Equity was no longer in the Portfolio at period end. Meanwhile, Value & Restructuring (Columbia), a solid contributor in prior periods, underperformed due to overweight positions in the poor-performing energy and materials sectors. On the fixed income side, our investment in Strategic Bond (WAMCO), a multi-sector bond fund, was hurt by a relatively high exposure to lower-quality debt.

Conversely, the Portfolio’s performance benefited from a position in Capital Appreciation (Jennison), which was aided by overweighting health care and underweighting the industrials and energy sectors. International Core (GMO) benefited from an overall emphasis on quality, an underweighting in financials and an overweighting in health care, all of which helped performance. A small position in Alpha Opportunities (Wellington), recently added to the Portfolio, delivered a single-digit loss, putting it far ahead of most equity funds.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

  Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE … AND WHAT’S BEHIND THE NUMBERS

Capital Appreciation	▲	Overweighting health care and underweighting industrials and energy

Emerging Markets	▼	Underweighting Brazil, exposure to smaller, out-of-benchmark names

Core Equity	▼	Financials exposure

6	Lifecycle 2040 Portfolio	Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Without sales charge	5,616	5,606	5,636	5,674	5,702	5,673	5,715	5,758	5,763
With maximum sales charge	5,457	5,606	5,636	5,674	5,702	5,673	5,715	5,758	5,763
Index	5,622	5,622	5,622	5,622	5,622	5,622	5,622	5,622	5,622

Performance chart

Total returns with maximum sales charge (POP) for the period ended February 28, 2009.

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual returns — 1 year	–48.23%	–48.49%	–46.46%	–45.82%	–45.63%	–45.54%	–45.65%	–45.47%	–45.25%	–45.20%
Average annual returns — Since inception	–23.05%	–22.81%	–21.92%	–21.51%	–21.51%	–21.35%	–21.52%	–21.27%	–21.02%	–20.99%
Cumulative total returns — 1 year	–48.23%	–48.49%	–46.46%	–45.82%	–45.63%	–45.54%	–45.65%	–45.47%	–45.25%	–45.20%
Cumulative total returns — Since inception	–45.83%	–45.43%	–43.94%	–43.64%	–43.26%	–42.98%	–43.27%	–42.85%	–42.42%	–42.37%
Cumulative total returns — 6 months	–45.66%	–45.77%	–43.64%	–43.03%	–42.89%	–42.86%	–42.91%	–42.86%	–42.74%	–42.70%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.41%, Class B — 2.11%, Class C — 2.11%, Class R — 1.96%, Class R1 — 1.56%, Class R2 — 1.46%, Class R3 — 1.46%, Class R4 — 1.21%, Class R5 — 0.91%, Class 1 — 0.96%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.91%, Class B — 8.28%, Class C — 9.64%, Class R — 14.63%, Class R1 — 10.24%, Class R2 — 5.94%, Class R3 — 6.24%, Class R4 — 12.44%, Class R5 — 8.71%, Class 1 — 0.98%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Semiannual report	Lifecycle 2040 Portfolio	7

John Hancock

Lifecycle 2035 Portfolio

Goal and strategy

To seek high total return until the fund’s target retirement date.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2035.

Asset Allocation

Equity	% of Total
U.S. Large Cap	43
U.S. Mid Cap	10
U.S. Small Cap	9
International Large Cap	19
International Small Cap	4
Emerging Markets	5
Large Blend	3
Natural Resources	3

Fixed Income	% of Total
Bank Loan	1%
Multi-Sector Bond	1%
High Yield Bond	1%
Treasury Inflation-Protected Securities	1%

As a percentage of net assets on February 28, 2009.

Performance review

For the six months ended February 28, 2009, the Lifecycle 2035 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –42.79%, –43.01%, –43.11%, –43.01%, –42.87%, –42.84%, –42.85%, –42.84%, –42.72% and –42.73%, respectively, at net asset value. In comparison, the Portfolio’s benchmark index, the Standard & Poor’s 500 Index, returned –41.82% over the same period, and Morningstar, Inc.’s Target-Date 2031–2035 category returned –39.85%.1

Asset allocation had a slightly negative impact on performance during the period. Allocations to mid-cap and small-cap stocks, which lagged their large-cap peers, hindered our results, as did a small weighting in the natural resources asset class.

Challenging results from some of the Portfolio’s underlying funds also dampened its returns. Detractors included Emerging Markets (DFA), which was impeded by its underweighting in Brazil and its exposure to smaller, out-of-benchmark names. Also weighing on performance was Core Equity (Legg Mason). The fund suffered from overweighted positions in a number of weak-performing financial stocks. Core Equity was no longer in the Portfolio at period end. Meanwhile, Value & Restructuring (Columbia), a solid contributor in prior periods, underperformed due to overweight positions in the poor-performing energy and materials sectors. On the fixed income side, our investment in Strategic Bond (WAMCO), a multi-sector bond fund, was hurt by a relatively high exposure to lower-quality debt.

Conversely, the Portfolio’s performance benefited from a position in Capital Appreciation (Jennison), which was aided by overweighting health care and underweighting the industrials and energy sectors. International Core (GMO) benefited from an overall emphasis on quality, an underweighting in financials and an overweighting in health care, all of which helped performance. A small position in Alpha Opportunities (Wellington), recently added to the Portfolio, delivered a single-digit loss, putting it far ahead of most equity funds.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

  Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE … AND WHAT’S BEHIND THE NUMBERS

Capital Appreciation	▲	Overweighting health care and underweighting industrials and energy

Emerging Markets	▼	Underweighting Brazil, exposure to smaller, out-of-benchmark names

Core Equity	▼	Financials exposure

8	Lifecycle 2035 Portfolio	Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in the S&P 500 Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Without sales charge	5,614	5,604	5,633	5,671	5,699	5,681	5,713	5,756	5,761
With maximum sales charge	5,455	5,604	5,633	5,671	5,699	5,681	5,713	5,756	5,761
Index	5,622	5,622	5,622	5,622	5,622	5,622	5,622	5,622	5,622

Performance chart

Total returns with maximum sales charge (POP) for the period ended February 28, 2009.

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual returns — 1 year	–48.18%	–48.50%	–46.48%	–45.84%	–45.65%	–45.51%	–45.57%	–45.50%	–45.26%	–45.22%
Average annual returns — Since inception	–23.06%	–22.82%	–21.93%	–21.75%	–21.53%	–21.36%	–21.47%	–21.28%	–21.03%	–21.00%
Cumulative total returns — 1 year	–48.18%	–48.50%	–46.48%	–45.84%	–45.65%	–45.51%	–45.57%	–45.50%	–45.26%	–45.22%
Cumulative total returns — Since inception	–45.84%	–45.45%	–43.96%	–43.67%	–43.29%	–43.01%	–43.19%	–42.87%	–42.44%	–42.39%
Cumulative total returns — 6 months	–45.67%	–45.80%	–43.67%	–43.01%	–42.87%	–42.84%	–42.85%	–42.84%	–42.72%	–42.73%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.40%, Class B — 2.10%, Class C — 2.10%, Class R — 1.96%, Class R1 — 1.56%, Class R2 — 1.46%, Class R3 — 1.51%, Class R4 — 1.21%, Class R5 — 0.91%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.56%, Class B — 5.00%, Class C — 6.67%, Class R — 16.06%, Class R1 — 11.16%, Class R2 — 6.01%, Class R3 — 10.70%, Class R4 — 11.78%, Class R5 — 11.83%. The net expenses equal the gross expenses and are as follows: Class I — 0.95%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

Semiannual report	Lifecycle 2035 Portfolio	9

John Hancock

Lifecycle 2030 Portfolio

Goal and strategy

To seek high total return until the fund’s target retirement date.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2030.

Asset Allocation

Equity	% of Total
U.S. Large Cap	42
U.S. Mid Cap	10
U.S. Small Cap	9
International Large Cap	18
International Small Cap	4
Emerging Markets	5
Large Blend	3
Natural Resources	2
Real Estate	1

Fixed Income	% of Total
Bank Loan	1
High Yield Bond	1
Intermediate Bond	1
Multi-Sector Bond	1
Treasury Inflation-Protected Securities	1
Global Bond	1

As a percentage of net assets on February 28, 2009.

Performance review

For the six months ended February 28, 2009, the Lifecycle 2030 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –42.66%, –42.88%, –42.88%, –42.82%, –42.73%, –42.64%, –42.70%, –42.57%, –42.55% and –42.49%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –41.82%, the Barclays Capital U.S. Aggregate Bond Index returned 1.88% and the Portfolio’s blended benchmark — 90% S&P 500 Index/10% Barclays Aggregate Bond Index — returned –38.29% over the same period. Meanwhile, Morningstar, Inc.’s Target-Date 2026–2030 category returned –38.10%.1

During the period, allocations to mid-cap and small-cap stocks, which lagged their large-cap peers, hindered our results, as did a small weighting in the natural resources asset class. Exposure to high-yield bonds detracted as well.

Challenging results from some of the Portfolio’s underlying funds also dampened its returns. Detractors included Emerging Markets (DFA), which was impeded by its underweighting in Brazil and its exposure to smaller, out-of-benchmark names. Also weighing on performance was Core Equity (Legg Mason). The fund suffered from overweighted positions in a number of weak-performing financial stocks. Core Equity was no longer in the Portfolio at period end. Meanwhile, Value & Restructuring (Columbia), a solid contributor in prior periods, underperformed due to overweight positions in the poor-performing energy and materials sectors. On the fixed income side, our investment in Strategic Bond (WAMCO), a multi-sector bond fund, was hurt by a relatively high exposure to lower-quality debt.

Conversely, the Portfolio’s performance benefited from a position in Capital Appreciation (Jennison), which was aided by overweighting health care and underweighting the industrials and energy sectors. International Core (GMO) benefited from an overall emphasis on quality, an underweighting in financials and an overweighting in health care, all of which helped performance. A small position in Alpha Opportunities (Wellington), recently added to the Portfolio, delivered a single-digit loss, putting it far ahead of most equity funds.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

  Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE … AND WHAT’S BEHIND THE NUMBERS

Capital Appreciation	▲	Overweighting health care and underweighting industrials and energy

Emerging Markets	▼	Underweighting Brazil, exposure to smaller, out-of-benchmark names

Core Equity	▼	Financials exposure

10	Lifecycle 2030 Portfolio	Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended Index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Without sales charge	5,601	5,601	5,624	5,662	5,699	5,671	5,713	5,745	5,752
With maximum sales charge	5,442	5,601	5,624	5,662	5,699	5,671	5,713	5,745	5,752
Index[2,3]	6,044	6,044	6,044	6,044	6,044	6,044	6,044	6,044	6,044

Performance chart

Total returns with maximum sales charge (POP) for the period ended February 28, 2009.

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual returns — 1 year	–47.98%	–48.34%	–46.16%	–45.57%	–45.37%	–45.22%	–45.34%	–45.16%	–45.02%	–44.96%
Average annual returns — Since inception	–23.04%	–22.90%	–21.94%	–21.80%	–21.58%	–21.36%	–21.53%	–21.28%	–21.09%	–21.05%
Cumulative total returns — 1 year	–47.98%	–48.34%	–46.16%	–45.57%	–45.37%	–45.22%	–45.34%	–45.16%	–45.02%	–44.96%
Cumulative total returns — Since inception	–45.81%	–45.58%	–43.99%	–43.76%	–43.38%	–43.01%	–43.29%	–42.87%	–42.55%	–42.48%
Cumulative total returns — 6 months	–45.50%	–45.68%	–43.44%	–42.82%	–42.73%	–42.64%	–42.70%	–42.57%	–42.55%	–42.49%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.39%, Class B — 2.09%, Class C — 2.09%, Class R — 1.96%, Class R1 — 1.56%, Class R2 — 1.46%, Class R3 — 1.51%, Class R4 — 1.21%, Class R5 — 0.91%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.09%, Class B — 5.65%, Class C — 4.72%, Class R — 10.88%, Class R1 — 9.16%, Class R2 — 6.34%, Class R3 — 5.00%, Class R4 — 15.59%, Class R5 — 6.94%. The net expenses equal the gross expenses and are as follows: Class I — 0.94%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.
Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 90% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 10% of the Barclays Capital U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report	Lifecycle 2030 Portfolio	11

John Hancock

Lifecycle 2025 Portfolio

Goal and strategy

To seek high total return until the fund’s target retirement date.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2025.

Asset Allocation

Equity	% of Total
U.S. Large Cap	42
U.S. Mid Cap	8
U.S. Small Cap	7
International Large Cap	16
International Small Cap	4
Emerging Markets	4
Large Blend	3
Natural Resources	2
Real Estate	1

Fixed Income	% of Total
High Yield Bond	3
Intermediate Bond	3
Multi-Sector Bond	2
Bank Loan	2
Treasury Inflation-Protected Securities	2
Global Bond	1

As a percentage of net assets on February 28, 2009.

Performance review

For the six months ended February 28, 2009, the Lifecycle 2025 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –41.06%, –41.28%, –41.28%, –41.18%, –41.14%, –40.99%, –41.11%, –40.98%, –40.96% and –40.95%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –41.82%, the Barclays Capital U.S. Aggregate Bond Index returned 1.88% and the Portfolio’s blended benchmark — 90% S&P 500 Index/10% Barclays Aggregate Bond Index — returned –38.29% over the same period. Meanwhile, Morningstar, Inc.’s Target-Date 2021–2025 category returned –37.05%.1

During the period, exposure to high-yield bonds had a negative impact on performance. Allocations to mid-cap and small-cap stocks, which lagged their large-cap peers, further hindered our results, as did small weightings in real estate securities. Meanwhile, Treasury Inflation-Protected Securities (TIPS) fared poorly due to growing fears about deflation.

To a lesser extent, the Portfolio was hurt by challenging results from some of its underlying funds. Detractors included Emerging Markets (DFA), which was impeded by its underweighting in Brazil and its exposure to smaller, out-of-benchmark names. Also weighing on performance was Core Equity (Legg Mason). The fund suffered from overweighted positions in a number of weak-performing financial stocks. Core Equity was no longer in the Portfolio at period end. On the fixed income side, our investment in Strategic Bond (WAMCO), a multi-sector bond fund, was hurt by a relatively high exposure to lower-quality debt. High Income (MFC Global U.S.) fared poorly due to overweightings in the gaming, media and telecommunications industries.

Conversely, the Portfolio’s performance benefited from a position in Capital Appreciation (Jennison), which was aided by overweighting health care and underweighting the industrials and energy sectors. International Core (GMO) benefited from an overall emphasis on quality, an underweighting in financials and an overweighting in health care, all of which helped performance. A small position in Alpha Opportunities (Wellington), recently added to the Portfolio, delivered a single-digit loss, putting it far ahead of most equity funds.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

  Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE … AND WHAT’S BEHIND THE NUMBERS

Capital Appreciation	▲	Overweighting health care and underweighting industrials and energy

Emerging Markets	▼	Underweighting Brazil, exposure to smaller, out-of-benchmark names

Core Equity	▼	Financials exposure

12	Lifecycle 2025 Portfolio	Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Without sales charge	5,753	5,753	5,787	5,815	5,853	5,824	5,867	5,900	5,907
With maximum sales charge	5,590	5,753	5,787	5,815	5,853	5,824	5,867	5,900	5,907
Index[2,3]	6,044	6,044	6,044	6,044	6,044	6,044	6,044	6,044	6,044

Performance chart

Total returns with maximum sales charge (POP) for the period ended February 28, 2009.

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual returns — 1 year	–46.49%	–46.77%	–44.59%	–43.89%	–43.79%	–43.65%	–43.77%	–43.58%	–43.44%	–43.38%
Average annual returns — Since inception	–22.16%	–22.01%	–21.04%	–20.85%	–20.68%	–20.46%	–20.63%	–20.38%	–20.19%	–20.15%
Cumulative total returns — 1 year	–46.49%	–46.77%	–44.59%	–43.89%	–43.79%	–43.65%	–43.77%	–43.58%	–43.44%	–43.38%
Cumulative total returns — Since inception	–44.35%	–44.10%	–42.47%	–42.13%	–41.85%	–41.47%	–41.76%	–41.33%	–41.00%	–40.93%
Cumulative total returns — 6 months	–43.99%	–44.14%	–41.86%	–41.18%	–41.14%	–40.99%	–41.11%	–40.98%	–40.96%	–40.95%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.36%, Class B — 2.06%, Class C — 2.06%, Class R — 1.94%, Class R1 — 1.54%, Class R2 — 1.37%, Class R3 — 1.49%, Class R4 — 1.19%, Class R5 — 0.89%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.23%, Class B — 5.12%, Class C — 5.30%, Class R — 14.29%, Class R1 — 9.11%, Class R2 — 6.41%, Class R3 — 6.11%, Class R4 — 12.50%, Class R5 — 8.61%. The net expenses equal the gross expenses and are as follows: Class I — 0.93%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 90% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 10% of the Barclays Capital U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report	Lifecycle 2025 Portfolio	13

John Hancock

Lifecycle 2020 Portfolio

Goal and strategy

To seek high total return until the fund’s target retirement date.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2020.

Asset Allocation

Equity	% of Total
U.S. Large Cap	42
U.S. Small Cap	5
U.S. Mid Cap	5
International Large Cap	13
International Small Cap	3
Emerging Markets	4
Large Blend	3
Real Estate	2
Natural Resources	2

Fixed Income	% of Total
High Yield Bond	6
Intermediate Bond	4
Multi-Sector Bond	4
Treasury Inflation-Protected Securities	3
Bank Loan	3
Global Bond	1

As a percentage of net assets on February 28, 2009.

Performance review

For the six months ended February 28, 2009, the Lifecycle 2020 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –38.62%, –38.80%, –38.80%, –38.74%, –38.76%, –38.67%, –38.73%, –38.61%, –38.47% and –38.47%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –41.82%, the Barclays Capital U.S. Aggregate Bond Index returned 1.88% and the Portfolio’s blended benchmark — 80% S&P 500 Index/20% Barclays Capital U.S. Aggregate Bond Index — returned –34.59% over the same period. Meanwhile, Morningstar, Inc.’s Target-Date 2016–2020 category returned –31.95%.1

During the period, exposure to high-yield bonds had a negative impact on performance. Allocations to mid-cap and small-cap stocks, which lagged their large-cap peers, further hindered our results, as did small weightings in real estate securities. Meanwhile, Treasury Inflation-Protected Securities (TIPS) fared poorly due to growing fears about deflation.

To a lesser extent, the Portfolio was hurt by challenging results from some of its underlying funds. Detractors included High Income (MFC Global U.S.), which fared poorly due to overweightings in the gaming, media and telecommunications industries. Global Bond (PIMCO) fared poorly due to its exposure to the financial industry. On the equities side, Emerging Markets (DFA) was hampered by its underweighting in Brazil and its exposure to smaller, out-of-benchmark names. Meanwhile, Core Equity (Legg Mason) suffered from overweighted positions in a number of weak-performing financial stocks. Core Equity was no longer in the Portfolio at period end.

Conversely, the Portfolio’s performance benefited from a position in Capital Appreciation (Jennison), which was aided by overweighting health care and underweighting the industrials and energy sectors. A small position in Alpha Opportunities (Wellington), recently added to the Portfolio, delivered a single-digit loss, putting it far ahead of most equity funds. U.S. High Yield Bond (Wells Capital) performed well relative to its asset class, its loss cushioned by the fund’s emphasis on the higher-quality end of the high-yield market.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

  Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE … AND WHAT’S BEHIND THE NUMBERS

Capital Appreciation	▲	Overweighting health care and underweighting industrials and energy

High Income	▼	Overweighting gaming, media and telecommunications

Core Equity	▼	Underweighting Brazil, exposure to smaller out-of-benchmark names

14	Lifecycle 2020 Portfolio	Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Without sales charge	6,049	6,049	6,073	6,102	6,142	6,112	6,156	6,201	6,208
With maximum sales charge	5,879	6,049	6,073	6,102	6,142	6,112	6,156	6,201	6,208
Index[2,3]	6,496	6,496	6,496	6,496	6,496	6,496	6,496	6,496	6,496

Performance chart

Total returns with maximum sales charge (POP) for the period ended February 28, 2009.

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual returns — 1 year	–44.02%	–44.26%	–42.05%	–41.37%	–41.26%	–41.12%	–41.24%	–41.05%	–40.80%	–40.79%
Average annual returns — Since inception	–20.54%	–20.31%	–19.33%	–19.20%	–19.03%	–18.81%	–18.98%	–18.73%	–18.47%	–18.43%
Cumulative total returns — 1 year	–44.02%	–44.26%	–42.05%	–41.37%	–41.26%	–41.12%	–41.24%	–41.05%	–40.80%	–40.79%
Cumulative total returns — Since inception	–41.61%	–41.21%	–39.51%	–39.27%	–38.98%	–38.58%	–38.88%	–38.44%	–37.99%	–37.92%
Cumulative total returns — 6 months	–41.71%	–41.76%	–39.39%	–38.74%	–38.76%	–38.67%	–38.73%	–38.61%	–38.47%	–38.47%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.34%, Class B — 2.04%, Class C — 2.04%, Class R — 1.92%, Class R1 — 1.52%, Class R2 — 1.42%, Class R3 — 1.47%, Class R4 — 1.17%, Class R5 — 0.87%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.87%, Class B — 3.44%, Class C — 3.66%, Class R — 10.86%, Class R1 — 10.43%, Class R2 — 4.42%, Class R3 — 4.69%, Class R4 — 14.59%, Class R5 — 7.18%. The net expenses equal the gross expenses and are as follows: Class I — 0.89%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 80% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 20% of the Barclays Capital U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report	Lifecycle 2020 Portfolio	15

John Hancock

Lifecycle 2015 Portfolio

Goal and strategy

To seek high total return until the fund’s target retirement date.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2015.

Asset Allocation

Equity	% of Total
U.S. Large Cap	37
U.S. Small Cap	3
U.S. Mid Cap	3
Large Blend	3
International Large Cap	10
International Small Cap	2
Emerging Markets	3
Real Estate	3
Natural Resources	1

Fixed Income	% of Total
High Yield Bond	10
Intermediate Bond	8
Multi-Sector Bond	7
Treasury Inflation-Protected Securities	4
Bank Loan	4
Global Bond	2

As a percentage of net assets on February 28, 2009.

Performance review

For the six months ended February 28, 2009, the Lifecycle 2015 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –35.66%, –35.84%, –35.95%, –35.83%, –35.79%, –35.70%, –35.77%, –35.63%, –35.50% and –35.51%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –41.82%, the Barclays Capital U.S. Aggregate Bond Index returned 1.88% and the Portfolio’s blended benchmark — 70% S&P 500 Index/30% Barclays Capital U.S. Aggregate Bond Index — returned –30.72% over the same period. Meanwhile, Morningstar, Inc.’s Target-Date 2011–2015 category returned –30.72%.1

During the period, exposure to high-yield bonds had a negative impact on performance. Allocations to real estate securities further hindered our results, as did small weightings in mid-cap and small-cap stocks, which lagged their large-cap peers. Meanwhile, Treasury Inflation-Protected Securities (TIPS) fared poorly due to growing fears about deflation.

To a lesser extent, the Portfolio was hurt by challenging results from some of its underlying funds. Detractors included Strategic Bond (WAMCO), a multi-sector bond fund that was hurt by a relatively high exposure to lower-quality debt. Global Bond (PIMCO) fared poorly due to its exposure to the financial industry. High Income (MFC Global U.S.) underperformed due to overweightings in the gaming, media and telecommunications industries. On the equities side, Core Equity (Legg Mason) suffered from overweighted positions in a number of weak-performing financial stocks. Core Equity was no longer in the Portfolio at period end.

Conversely, the Portfolio’s performance benefited from a position in Capital Appreciation (Jennison), which was aided by overweighting health care and underweighting the industrials and energy sectors. A small position in Alpha Opportunities (Wellington), recently added to the Portfolio, delivered a single-digit loss, putting it far ahead of most equity funds. U.S. High Yield Bond (Wells Capital) performed well relative to its asset class, its loss cushioned by the fund’s emphasis on the higher-quality end of the high-yield market.

1Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.

  Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE … AND WHAT’S BEHIND THE NUMBERS

Capital Appreciation	▲	Overweighting health care and underweighting industrials and energy

Strategic Bond	▼	Lower-quality debt

High Income	▼	Overweighting gaming, media and telecommunications

16	Lifecycle 2015 Portfolio	Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Without sales charge	6,368	6,358	6,395	6,426	6,467	6,435	6,482	6,528	6,535
With maximum sales charge	6,191	6,358	6,395	6,426	6,467	6,435	6,482	6,528	6,535
Index[2,3]	6,977	6,977	6,977	6,977	6,977	6,977	6,977	6,977	6,977

Performance chart

Total returns with maximum sales charge (POP) for the period ended February 28, 2009.

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual returns — 1 year	–40.98%	–41.24%	–38.91%	–38.21%	–38.10%	–37.89%	–38.02%	–37.82%	–37.57%	–37.57%
Average annual returns — Since inception	–18.77%	–18.53%	–17.60%	–17.39%	–17.22%	–17.00%	–17.17%	–16.92%	–16.66%	–16.63%
Cumulative total returns — 1 year	–40.98%	–41.24%	–38.91%	–38.21%	–38.10%	–37.89%	–38.02%	–37.82%	–37.57%	–37.57%
Cumulative total returns — Since inception	–38.52%	–38.09%	–36.42%	–36.05%	–35.74%	–35.33%	–35.65%	–35.18%	–34.72%	–34.65%
Cumulative total returns — 6 months	–38.89%	–38.92%	–36.56%	–35.83%	–35.79%	–35.70%	–35.77%	–35.63%	–35.50%	–35.51%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.36%, Class B — 2.06%, Class C — 2.06%, Class R — 1.93%, Class R1 — 1.53%, Class R2 — 1.43%, Class R3 — 1.48%, Class R4 — 1.18%, Class R5 — 0.88%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.16%, Class B — 4.19%, Class C — 5.26%, Class R — 13.67%, Class R1 — 9.57%, Class R2 — 6.07%, Class R3 — 6.93%, Class R4 — 13.37%, Class R5 — 5.82%. The net expenses equal the gross expenses and are as follows: Class I — 0.91%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 70% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 30% of the Barclays Capital U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report	Lifecycle 2015 Portfolio	17

John Hancock

Lifecycle 2010 Portfolio

Goal and strategy

To seek high total return until the fund’s target retirement date.

Under normal market conditions, the fund invests substantially all of its assets in underlying funds using an asset allocation strategy designed for investors expected to retire in 2010.

Asset Allocation

Equity	% of Total
U.S. Large Cap	33%
U.S. Mid Cap	2%
U.S. Small Cap	2%
International Large Cap	8%
International Small Cap	2%
Emerging Markets	3%
Natural Resources	1%
Real Estate	3%
Large Blend	1%

Fixed Income	% of Total
Intermediate Bond	14%
High Yield Bond	11%
Multi-Sector Bond	10%
Bank Loan	4%
Treasury Inflation-Protected Securities	4%
Global Bond	2%

As a percentage of net assets on February 28, 2009.

Performance review

For the six months ended February 28, 2009, the Lifecycle 2010 Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –32.10%, –32.35%, –32.42%, –32.31%, –32.27%, –32.18%, –32.25%, –32.12%, –31.99% and –32.02%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –41.82%, the Barclays Capital U.S. Aggregate Bond Index returned 1.88% and the Portfolio’s blended benchmark — 60% S&P 500 Index/40% Barclays Capital U.S. Aggregate Bond Index — returned –26.66% over the same period. Meanwhile, Morningstar, Inc.’s Target-Date 2000–2010 category returned –26.88%.1

During the period, exposure to high-yield bonds had a negative impact on performance. Allocations to real estate securities further hindered our results, as did small weightings in mid-cap and small-cap stocks, which lagged their large-cap peers. Meanwhile, Treasury Inflation-Protected Securities (TIPS) fared poorly due to growing fears about deflation.

To a lesser extent, the Portfolio was hurt by challenging results from some of its underlying funds. Detractors included Strategic Bond (WAMCO) and Spectrum Income (T. Rowe Price), two multi-sector bond funds that were hurt by their relatively high exposure to lower-quality debt and, in the latter case, by a small equity allocation. Global Bond (PIMCO) also fared poorly due to its exposure to the financial industry. High Income (MFC Global U.S.) underperformed due to overweightings in the gaming, media and telecommunications industries.

Conversely, the Portfolio’s performance benefited from a position in Capital Appreciation (Jennison), which was aided by overweighting health care and underweighting the industrials and energy sectors. A small position in Alpha Opportunities (Wellington), recently added to the Portfolio, delivered a single-digit loss, putting it far ahead of most equity funds. U.S. High Yield Bond (Wells Capital) performed well relative to its asset class, its loss cushioned by the fund’s emphasis on the higher-quality end of the high-yield market.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges.
Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE … AND WHAT’S BEHIND THE NUMBERS

Capital Appreciation	▲	Overweighting health care and underweighting industrials and energy

Strategic Bond	▼	Lower-quality debt

High Income	▼	Overweighting gaming, media and telecommunications

18	Lifecycle 2010 Portfolio	Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Without sales charge	6,729	6,729	6,760	6,791	6,834	6,802	6,850	6,898	6,902
With maximum sales charge	6,542	6,729	6,760	6,791	6,834	6,802	6,850	6,898	6,902
Index[2,3]	7,482	7,482	7,482	7,482	7,482	7,482	7,482	7,482	7,482

Performance chart

Total returns with maximum sales charge (POP) for the period ended February 28, 2009.

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual returns — 1 year	–37.52%	–37.77%	–35.27%	–34.55%	–34.44%	–34.22%	–34.36%	–34.16%	–33.96%	–33.92%
Average annual returns — Since inception	–16.85%	–16.58%	–15.57%	–15.41%	–15.24%	–15.01%	–15.19%	–14.93%	–14.68%	–14.65%
Cumulative total returns — 1 year	–37.52%	–37.77%	–35.27%	–34.55%	–34.44%	–34.22%	–34.36%	–34.16%	–33.96%	–33.92%
Cumulative total returns — Since inception	–35.06%	–34.58%	–32.71%	–32.40%	–32.09%	–31.66%	–31.98%	–31.50%	–31.02%	–30.98%
Cumulative total returns — 6 months	–35.50%	–35.58%	–33.06%	–32.31%	–32.27%	–32.18%	–32.25%	–32.12%	–31.99%	–32.02%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.36%, Class B — 2.06%, Class C — 2.06%, Class R — 1.91%, Class R1 — 1.51%, Class R2 — 1.41%, Class R3 — 1.46%, Class R4 — 1.16%, Class R5 — 0.86%, Class 1 — 0.91%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 2.32%, Class B — 8.83%, Class C — 3.92%, Class R — 17.07%, Class R1 — 15.63%, Class R2 — 4.25%, Class R3 — 4.66%, Class R4 — 13.09%, Class R5 — 11.01%, Class 1 — 0.92%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 60% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 40% of the Barclays Capital U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report	Lifecycle 2010 Portfolio	19

John Hancock

Lifecycle Retirement Portfolio

Goal and strategy

To seek maximum real return, consistent with the preservation of capital and prudent investment management. Under normal market conditions, the fund invests in various underlying funds that as a group hold a wide range of equity type securities in their portfolios.

Asset Allocation

Equity	% of Total
U.S. Large Cap	14%
U.S. Mid Cap	6%
U.S. Small Cap	3%
International Small Cap	2%
International Large Cap	4%
Emerging Markets	2%
Commodities	4%
Large Blend	2%
Financial	1%
Real Estate	8%
Natural Resources	4%

Fixed Income	% of Total
High Yield Bond	16%
Intermediate Bond	11%
Multi-Sector Bond	7%
Treasury Inflation-Protected Securities	7%
Government	5%
Global Bond	2%
Bank Loan	2%

As a percentage of net assets on February 28, 2009.

Performance review

For the six months ended February 28, 2009, the Lifecycle Retirement Portfolio’s Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares returned –32.46%, –32.68%, –32.68%, –32.63%, –32.54%, –32.45%, –32.46%, –32.35%, –32.32% and –32.29%, respectively, at net asset value. In comparison, the Standard & Poor’s 500 Index returned –41.82%, the Barclays Capital U.S. Aggregate Bond Index returned 1.88% and the Portfolio’s blended benchmark — 50% S&P 500 Index/50% Barclays Capital U.S. Aggregate Bond Index — returned –22.41% over the same period. Meanwhile, Morningstar, Inc.’s Retirement Income category returned –21.10%.1

During the period, exposure to high-yield bonds had a negative impact on performance. Other fixed-income asset classes that had a more modest but still negative impact on our results were bank loans and Treasury Inflation-Protected Securities (TIPS), the latter of which fared poorly due to growing fears about deflation. On the equities side, allocations to international and domestic real estate securities hindered our results.

To a lesser extent, the Portfolio was hurt by challenging results from some of its underlying funds. High Income (MFC Global U.S.) fared poorly due to overweightings in the gaming, media and telecommunications industries. Strategic Bond (WAMCO) and Spectrum Income (T. Rowe Price), two multi-sector bond funds, were hurt by their relatively high exposure to lower-quality debt and, in the latter case, by a small equity allocation. Global Bond (PIMCO) also fared poorly due to its exposure to the financial industry.

Conversely, U.S. High Yield Bond (Wells Capital) performed well relative to its asset class, its loss cushioned by the fund’s emphasis on the higher-quality end of the high-yield market. Although it operated in one of the weakest of asset classes during the period, Global Real Estate (Deutsche) added value by outperforming that asset class. Additionally, a small position in Alpha Opportunities (Wellington), recently added to the Portfolio, delivered a single-digit loss, putting it far ahead of most equity funds.

1 Figures from Morningstar, Inc. include reinvested dividends and do not take into account sales charges.
Actual load-adjusted performance is lower.

Past performance is no guarantee of future results.

SCORECARD

INVESTMENT		PERIOD’S PERFORMANCE … AND WHAT’S BEHIND THE NUMBERS

U.S. High Yield Bond	▲	Higher-quality end of high-yield market

Strategic Bond	▼	Lower-quality debt

High Income	▼	Overweighting gaming, media and telecommunications

20	Lifecycle Retirement Portfolio	Semiannual report

Growth of $10,000

This chart shows what happened to a hypothetical $10,000 investment in Class A shares for the period indicated. For comparison, we’ve shown the same investment in a blended index.

	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Period beginning	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Without sales charge	6,743	6,743	6,771	6,809	6,847	6,830	6,873	6,916	6,921
With maximum sales charge	6,561	6,743	6,771	6,809	6,847	6,830	6,873	6,916	6,921
Index[2,3]	8,017	8,017	8,017	8,017	8,017	8,017	8,017	8,017	8,017

Performance chart

Total returns with maximum sales charge (POP) for the period ended August 31, 2008.

	Class A	Class B	Class C	Class R1	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class 1[1]
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual returns — 1 year	–37.67%	–37.92%	–35.45%	–34.73%	–34.56%	–34.45%	–34.45%	–34.24%	–34.11%	–34.07%
Average annual returns — Since inception	–16.74%	–16.49%	–15.50%	–15.35%	–15.15%	–14.95%	–15.04%	–14.81%	–14.58%	–14.55%
Cumulative total returns — 1 year	–37.67%	–37.92%	–35.45%	–34.73%	–34.56%	–34.45%	–34.45%	–34.24%	–34.11%	–34.07%
Cumulative total returns — Since inception	–34.86%	–34.39%	–32.57%	–32.29%	–31.91%	–31.53%	–31.70%	–31.27%	–30.84%	–30.79%
Cumulative total returns — 6 months	–35.84%	–35.90%	–33.32%	–32.63%	–32.54%	–32.45%	–32.46%	–32.35%	–32.32%	–32.29%

Performance figures assume all distributions are reinvested. Returns at public offering price (POP) reflect a sales charge on Class A shares of 5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The Class B shares’ CDSC declines annually between years 1–6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charge is not applicable for Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares.

The expense ratios of the Portfolio, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectuses for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. The waivers and expense limitations are contractual at least until December 31, 2009. The following expense ratios include expenses of the underlying affiliated funds in which the Portfolio invests. The net expenses are as follows: Class A — 1.34%, Class B — 2.04%, Class C — 2.04%, Class R — 1.91%, Class R1 — 1.66%, Class R2 — 1.41%, Class R3 — 1.56%, Class R4 — 1.26%, Class R5 — 0.96%. Had the fee waivers and expense limitations not been in place, the gross expenses would be as follows: Class A — 1.52%, Class B — 5.16%, Class C — 2.32%, Class R — 15.99%, Class R1 — 16.77%, Class R2 — 12.27%, Class R3 — 11.40%, Class R4 — 16.43%, Class R5 — 15.83%. The net expenses equal the gross expenses and are as follows: Class I — 0.89%.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the Portfolio’s current performance may be higher or lower than the performance shown. For performance data current to the most recent month end, please call 1-800-225-5291 or visit the Portfolio’s Web site at www.jhfunds.com.

The performance table and chart above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Portfolio’s performance results reflect any applicable expense reductions, without which the expenses would increase and results would have been less favorable.

It is not possible to invest directly in an index. Index figures do not reflect sales charges and would be lower if they did.

Since inception performance is calculated with an opening price on the inception date of the Portfolio.

1 For certain types of investors as described in the Portfolio’s Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 share prospectuses.

2 A blended index is used combining 50% of the Standard & Poor’s 500 Index, an unmanaged index that includes 500 widely traded common stocks, and 50% of the Barclays Capital U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and nonconvertible investment-grade debt issues.

3 Since inception returns for the index begin on the month end closest to the actual inception date of the Portfolio.

Semiannual report	Lifecycle Retirement Portfolio	21

Your expenses

As a shareholder of John Hancock Funds II Lifecycle Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees and other Portfolio expenses. In addition to the operating expenses which the Portfolio bears directly, the Portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Portfolio invests. Because the underlying funds have varied operating expenses and transaction costs and the Portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the portfolios so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2008 through February 28, 2009).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

22	Lifecycle Portfolios	Semiannual report

Shareholder expense example chart

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-08	2-28-09	9-1-08–2-28-09	Expense Ratio[2]
Lifecycle 2045 Portfolio
Class A	Actual	$1,000.00	$570.70	$2.53	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class B	Actual	1,000.00	569.80	5.22	1.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.71	1.34%
Class C	Actual	1,000.00	569.80	5.25	1.35%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.76	1.35%
Class R	Actual	1,000.00	569.20	4.63	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Class R1	Actual	1,000.00	570.60	3.66	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Class R2	Actual	1,000.00	571.30	2.69	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Class R3	Actual	1,000.00	570.80	3.31	0.85%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Class R4	Actual	1,000.00	570.90	2.10	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%
Class R5	Actual	1,000.00	572.10	0.94	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.20	0.24%
Class 1	Actual	1,000.00	572.50	0.74	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.95	0.19%
Lifecycle 2040 Portfolio
Class A	Actual	$1,000.00	$571.80	$2.49	0.64%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Class B	Actual	1,000.00	570.30	5.22	1.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.71	1.34%
Class C	Actual	1,000.00	569.20	5.21	1.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.71	1.34%
Class R	Actual	1,000.00	569.70	4.63	1.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.96	1.19%
Class R1	Actual	1,000.00	571.10	3.66	0.94%
	Hypothetical (5% annualized return before expenses)	1,000.00	1020.20	4.71	0.94%
Class R2	Actual	1,000.00	571.40	2.69	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Class R3	Actual	1,000.00	570.90	3.27	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Class R4	Actual	1,000.00	571.40	2.10	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%
Class R5	Actual	1,000.00	572.60	0.94	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.20	0.24%
Class 1	Actual	1,000.00	573.00	0.74	0.19%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.95	0.19%

Semiannual report	Lifecycle Portfolios	23

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-08	2-28-09	9-1-08–2-28-09	Expense Ratio[2]
Lifecycle 2035 Portfolio
Class A	Actual	$1,000.00	$572.10	$2.42	0.62%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%
Class B	Actual	1,000.00	569.90	5.14	1.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.61	1.32%
Class C	Actual	1,000.00	568.90	5.13	1.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.61	1.32%
Class R	Actual	1,000.00	569.90	4.55	1.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Class R1	Actual	1,000.00	571.30	3.58	0.92%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Class R2	Actual	1,000.00	571.60	2.61	0.67%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%
Class R3	Actual	1,000.00	571.50	3.20	0.82%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class R4	Actual	1,000.00	571.60	2.03	0.52%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.61	0.52%
Class R5	Actual	1,000.00	572.80	0.86	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.10	0.22%
Class 1	Actual	1,000.00	572.70	0.66	0.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.85	0.17%
Lifecycle 2030 Portfolio
Class A	Actual	$1,000.00	$573.40	$2.38	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%
Class B	Actual	1,000.00	571.20	5.10	1.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.56	1.31%
Class C	Actual	1,000.00	571.20	5.10	1.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.56	1.31%
Class R	Actual	1,000.00	571.80	4.52	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.81	1.16%
Class R1	Actual	1,000.00	572.70	3.55	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Class R2	Actual	1,000.00	573.60	2.58	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Class R3	Actual	1,000.00	573.00	3.16	0.81%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Class R4	Actual	1,000.00	574.30	1.99	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%
Class R5	Actual	1,000.00	574.50	0.82	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.05	0.21%
Class 1	Actual	1,000.00	575.10	0.62	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.80	0.16%

24	Lifecycle Portfolios	Semiannual report

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-08	2-28-09	9-1-08–2-28-09	Expense Ratio[2]
Lifecycle 2025 Portfolio
Class A	Actual	$1,000.00	$589.40	$2.36	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%
Class B	Actual	1,000.00	587.20	5.12	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.51	1.30%
Class C	Actual	1,000.00	587.20	5.12	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.51	1.30%
Class R	Actual	1,000.00	588.20	4.53	1.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Class R1	Actual	1,000.00	588.60	3.54	0.90%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Class R2	Actual	1,000.00	590.10	2.56	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R3	Actual	1,000.00	588.90	3.15	0.80%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Class R4	Actual	1,000.00	590.20	1.97	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R5	Actual	1,000.00	590.40	0.79	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20%
Class 1	Actual	1,000.00	590.50	0.59	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%
Lifecycle 2020 Portfolio
Class A	Actual	$1,000.00	$613.80	$2.40	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%
Class B	Actual	1,000.00	612.00	5.20	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.51	1.30%
Class C	Actual	1,000.00	612.00	5.20	1.30%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.51	1.30%
Class R	Actual	1,000.00	612.60	4.60	1.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.10	5.76	1.15%
Class R1	Actual	1,000.00	612.40	3.60	0.90%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Class R2	Actual	1,000.00	613.30	2.60	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R3	Actual	1,000.00	612.70	3.20	0.80%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Class R4	Actual	1,000.00	613.90	2.00	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R5	Actual	1,000.00	615.30	0.80	0.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.00	0.20%
Class 1	Actual	1,000.00	615.30	0.60	0.15%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.10	0.75	0.15%

Semiannual report	Lifecycle Portfolios	25

Shareholder expense example chart, continued

		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-08	2-28-09	9-1-08–2-28-09	Expense Ratio[2]
Lifecycle 2015 Portfolio
Class A	Actual	$1,000.00	$643.40	$2.49	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%
Class B	Actual	1,000.00	641.60	5.33	1.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.56	1.31%
Class C	Actual	1,000.00	640.50	5.33	1.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.30	6.56	1.31%
Class R	Actual	1,000.00	641.70	4.72	1.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.81	1.16%
Class R1	Actual	1,000.00	642.10	3.71	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Class R2	Actual	1,000.00	643.00	2.69	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Class R3	Actual	1,000.00	642.30	3.30	0.81%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Class R4	Actual	1,000.00	643.70	2.08	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%
Class R5	Actual	1,000.00	645.00	0.86	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.05	0.21%
Class 1	Actual	1,000.00	644.90	0.65	0.16%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.00	0.80	0.16%
Lifecycle 2010 Portfolio
Class A	Actual	$1,000.00	$679.00	$2.62	0.63%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Class B	Actual	1,000.00	676.50	5.53	1.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.20	6.66	1.33%
Class C	Actual	1,000.00	675.80	5.57	1.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.71	1.34%
Class R	Actual	1,000.00	676.90	4.91	1.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.90	5.91	1.18%
Class R1	Actual	1,000.00	677.30	3.87	0.93%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Class R2	Actual	1,000.00	678.20	2.83	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class R3	Actual	1,000.00	677.50	3.45	0.83%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Class R4	Actual	1,000.00	678.80	2.21	0.53%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%
Class R5	Actual	1,000.00	680.10	1.00	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.20	0.24%
Class 1	Actual	1,000.00	679.80	0.75	0.18%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.90	0.90	0.18%

26	Lifecycle Portfolios	Semiannual report

FINANCIAL STATEMENTS

Shareholder expense example chart, continued
		Beginning	Ending	Expenses Paid
		Account Value	Account Value	During Period[1]	Annualized
		9-1-08	2-28-09	9-1-08–2-28-09	Expense Ratio[2]
Lifecycle Retirement Portfolio
Class A	Actual	$1,000.00	$675.40	$2.74	0.66%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.31	0.66%
Class B	Actual	1,000.00	673.20	5.64	1.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.00	6.80	1.36%
Class C	Actual	1,000.00	673.20	5.64	1.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.00	6.80	1.36%
Class R	Actual	1,000.00	673.70	5.02	1.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%
Class R1	Actual	1,000.00	674.60	3.99	0.96%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Class R2	Actual	1,000.00	675.50	2.95	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Class R3	Actual	1,000.00	675.40	3.57	0.86%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Class R4	Actual	1,000.00	676.50	2.33	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.81	0.56%
Class R5	Actual	1,000.00	676.80	1.08	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.30	0.26%
Class 1	Actual	1,000.00	677.10	0.87	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.05	0.21%

1 Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).

2 Lifecycle Portfolios’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2045	2040	2035	2030	2025	2020	2015	2010	Retirement
2/28/09	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%

Semiannual report	Lifecycle Portfolios	27

FINANCIAL STATEMENTS

Portfolio’s investments

Investment companies

Underlying Funds’ Investment Manager

BlackRock Investment Management, LLC	(BlackRock)
(formerly Mercury Advisors)

Columbia Management Advisors, LLC	(Columbia)

Davis Advisors	(Davis)

Declaration Management/	(Declaration)
John Hancock Advisers

Deutsche Asset Management	(Deutsche)

Dimensional Fund Advisors, Inc.	(DFA)

Franklin®Templeton®	(Templeton)

Grantham, Mayo, Van Otterloo & Co.	(GMO)

Jennison Associates LLC	(Jennison)

Marsico Capital Management, LLC	(Marsico)

MFC Global Investment Management	(MFC Global U.S.A.)
(U.S.A.) Limited

MFC Global Investment Management	(MFC Global U.S.)
(U.S.), LLC

Pacific Investment Management Company	(PIMCO)

RiverSource Investments, LLC	(RiverSource)

SSgA Funds Management, Inc.	(SSgA)

T. Rowe Price Associates, Inc.	(T. Rowe Price)

Van Kampen	(Van Kampen)

Wellington Management Company, LLP	(Wellington)

Wells Capital Management, Inc.	(Wells Capital)

Western Asset Management Company	(WAMCO)

Lifecycle 2045 Portfolio

Securities owned by the Portfolio on 2-28-09 (Unaudited)

Issuer	Shares	Value
Investment companies 100.02%
John Hancock Funds (g) 0.75%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	132,727	$720,706

John Hancock Funds II (g) 96.76%
Alpha Opportunites (Wellington)	375,115	2,839,617
Blue Chip Growth (T. Rowe Price)	399,295	4,496,060
Capital Appreciation (Jennison)	644,391	4,259,425
Emerging Markets Value (DFA)	1,051,710	4,732,695
Floating Rate Income (WAMCO)	135,639	1,032,214
Fundamental Value (Davis)	401,562	3,312,886
Global Bond (PIMCO)	1,900	19,854
High Yield (WAMCO)	162,852	986,885
Index 500 (MFC Global U.S.A.) (f)	4,081,407	22,243,666
International Equity Index (SSgA)	1,056,225	10,351,004
International Opportunities (Marsico)	300,451	2,397,598
International Small Cap (Templeton)	287,889	2,003,710
International Small Company (DFA)	451,374	1,986,046
International Value (Templeton)	291,390	2,395,228
Large Cap Value (BlackRock)	266,953	3,312,886
Mid Cap Index (MFC Global U.S.A.) (f)	334,297	3,312,886
Mid Cap Stock (Wellington)	383,034	3,562,213
Mid Cap Value Equity (RiverSource)	194,361	946,539
Natural Resources (Wellington)	220,880	2,648,353
Real Return Bond (PIMCO)	90,184	964,973
Small Cap Growth (Wellington)	521,416	3,086,781
Small Cap Index (MFC Global U.S.A.) (f)	353,186	2,366,348
Small Company Value (T. Rowe Price)	178,864	2,384,258
Strategic Bond (WAMCO)	112,912	993,626
Total Bond Market (Declaration) (f)	101,454	1,029,758
Value & Restructuring (Columbia)	577,158	3,312,886
Value (Van Kampen)	283,699	1,463,88
		92,442,283

John Hancock Funds III (g) 2.51%
International Core (GMO)	129,733	2,396,166

Total investment companies
(Cost $148,594,122)		$95,559,155

Total investments
(Cost $148,594,122) 100.02%		$95,559,155

Liabilities in excess of other assets (0.02)%		(23,744)

Total net assets 100.00%		$95,535,411

Percentages are stated as a percent of net assets.

28	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Lifecycle 2040 Portfolio

Securities owned by the Portfolio on 2-28-09 (Unaudited)

Issuer	Shares	Value
Investment companies 100.02%
John Hancock Funds (g) 0.82%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	156,576	$850,208

John Hancock Funds II (g) 96.70%
Alpha Opportunites (Wellington)	405,260	3,067,816
Blue Chip Growth (T. Rowe Price)	431,383	4,857,375
Capital Appreciation (Jennison)	696,176	4,601,723
Emerging Markets Value (DFA)	1,136,228	5,113,026
Floating Rate Income (WAMCO)	149,711	1,139,300
Fundamental Value (Davis)	433,833	3,579,118
Global Bond (PIMCO)	2,088	21,819
High Yield (WAMCO)	179,785	1,089,495
Index 500 (MFC Global U.S.A.) (f)	4,409,399	24,031,223
International Equity Index (SSgA)	1,140,858	11,180,404
International Opportunities (Marsico)	324,525	2,589,712
International Small Cap (Templeton)	321,315	2,236,351
International Small Company (DFA)	503,669	2,216,142
International Value (Templeton)	314,739	2,587,152
Large Cap Value (BlackRock)	288,406	3,579,118
Mid Cap Index (MFC Global U.S.A.) (f)	361,162	3,579,118
Mid Cap Stock (Wellington)	414,170	3,851,781
Mid Cap Value Equity (RiverSource)	209,981	1,022,605
Natural Resources (Wellington)	238,587	2,860,657
Real Return Bond (PIMCO)	99,482	1,064,460
Small Cap Growth (Wellington)	563,801	3,337,703
Small Cap Index (MFC Global U.S.A.) (f)	381,569	2,556,513
Small Company Value (T. Rowe Price)	193,404	2,578,072
Strategic Bond (WAMCO)	124,085	1,091,947
Total Bond Market (Declaration) (f)	111,493	1,131,654
Value & Restructuring (Columbia)	623,540	3,579,118
Value (Van Kampen)	316,792	1,634,647
		100,178,049

John Hancock Funds III (g) 2.50%
International Core (GMO)	140,128	2,588,164

Total investment companies
(Cost $164,822,968)		$103,616,421

Total investments
(Cost $164,822,968) 100.02%		$103,616,421

Liabilities in excess of other assets (0.02)%		(24,183)

Total net assets 100.00%		$103,592,238

Percentages are stated as a percent of net assets.

Lifecycle 2035 Portfolio

Securities owned by the Portfolio on 2-28-09 (Unaudited)

Issuer	Shares	Value
Investment companies 100.02%
John Hancock Funds (g) 0.86%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	226,932	$1,232,242

John Hancock Funds II (g) 96.67%
Alpha Opportunites (Wellington)	559,833	4,237,937
Blue Chip Growth (T. Rowe Price)	595,921	6,710,067
Capital Appreciation (Jennison)	966,174	6,386,410
Emerging Markets Value (DFA)	1,569,606	7,063,228
Floating Rate Income (WAMCO)	208,815	1,589,084
Fundamental Value (Davis)	599,304	4,944,260
Global Bond (PIMCO)	2,904	30,351
High Yield (WAMCO)	250,594	1,518,600
Index 500 (MFC Global U.S.A.) (f)	6,091,224	33,197,173
International Equity Index (SSgA)	1,570,528	15,391,171
International Opportunities (Marsico)	446,748	3,565,050
International Small Cap (Templeton)	443,451	3,086,419
International Small Company (DFA)	695,275	3,059,210
International Value (Templeton)	433,276	3,561,526
Large Cap Value (BlackRock)	398,409	4,944,260
Mid Cap Index (MFC Global U.S.A.) (f)	498,916	4,944,255
Mid Cap Stock (Wellington)	569,615	5,297,421
Mid Cap Value Equity (RiverSource)	290,071	1,412,646
Natural Resources (Wellington)	330,243	3,959,615
Real Return Bond (PIMCO)	137,864	1,475,147
Small Cap Growth (Wellington)	775,523	4,591,098
Small Cap Index (MFC Global U.S.A.) (f)	527,107	3,531,614
Small Company Value (T. Rowe Price)	265,816	3,543,330
Strategic Bond (WAMCO)	172,608	1,518,950
Total Bond Market (Declaration) (f)	155,092	1,574,184
Value & Restructuring (Columbia)	861,369	4,944,260
Value (Van Kampen)	452,514	2,334,974
		138,412,240

John Hancock Funds III (g) 2.49%
International Core (GMO)	192,903	3,562,919

Total investment companies
(Cost $231,165,185)		$143,207,401

Total investments
(Cost $231,165,185) 100.02%		$143,207,401

Liabilities in excess of other assets (0.02)%		(26,043)

Total net assets 100.00%		$143,181,358

Percentages are stated as a percent of net assets.

See notes to financial statements	Semiannual report	Lifecycle Portfolios	29

FINANCIAL STATEMENTS

Lifecycle 2030 Portfolio

Securities owned by the Portfolio on 2-28-09 (Unaudited)

Issuer	Shares	Value
Investment companies 100.02%
John Hancock Funds (g) 0.96%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	334,389	$1,815,730

John Hancock Funds II (g) 96.56%
Alpha Opportunites (Wellington)	741,534	5,613,415
Blue Chip Growth (T. Rowe Price)	790,589	8,902,033
Capital Appreciation (Jennison)	1,288,729	8,518,500
Emerging Markets Value (DFA)	1,974,283	8,884,275
Floating Rate Income (WAMCO)	346,896	2,639,877
Fundamental Value (Davis)	793,492	6,546,308
Global Bond (PIMCO)	98,002	1,024,126
Global Real Estate (Deutsche)	247,292	947,127
High Yield (WAMCO)	417,249	2,528,526
Index 500 (MFC Global U.S.A.) (f)	7,807,524	42,551,004
International Equity Index (SSgA)	2,091,042	20,492,213
International Opportunities (Marsico)	594,812	4,746,602
International Small Cap (Templeton)	544,576	3,790,247
International Small Company (DFA)	800,655	3,522,882
International Value (Templeton)	576,875	4,741,910
Large Cap Value (BlackRock)	527,503	6,546,308
Mid Cap Index (MFC Global U.S.A.) (f)	615,966	6,104,222
Mid Cap Stock (Wellington)	761,007	7,077,361
Mid Cap Value Equity (RiverSource)	384,060	1,870,374
Natural Resources (Wellington)	397,530	4,766,390
Real Return Bond (PIMCO)	191,493	2,048,973
Small Cap Growth (Wellington)	1,035,943	6,132,780
Small Cap Index (MFC Global U.S.A.) (f)	700,216	4,691,448
Small Company Value (T. Rowe Price)	355,365	4,737,015
Strategic Bond (WAMCO)	231,802	2,039,855
Total Bond Market (Declaration) (f)	208,375	2,115,008
Value & Restructuring (Columbia)	1,140,472	6,546,308
Value (Van Kampen)	567,563	2,928,623
		183,053,710

John Hancock Funds III (g) 2.50%
International Core (GMO)	256,836	4,743,765

Total investment companies
(Cost $306,693,387)		$189,613,205

Total investments
(Cost $306,693,387) 100.02%		$189,613,205

Liabilities in excess of other assets (0.02)%		(29,409)

Total net assets 100.00%		$189,583,796

Percentages are stated as a percent of net assets.

Lifecycle 2025 Portfolio

Securities owned by the Portfolio on 2-28-09 (Unaudited)

Issuer	Shares	Value
Investment companies 99.99%
John Hancock Funds (g) 0.81%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	355,975	$1,932,944

John Hancock Funds II (g) 97.46%
Alpha Opportunites (Wellington)	945,211	7,155,248
Blue Chip Growth (T. Rowe Price)	945,475	10,646,044
Capital Appreciation (Jennison)	1,596,303	10,551,564
Emerging Markets Value (DFA)	2,344,792	10,551,564
Floating Rate Income (WAMCO)	588,367	4,477,476
Fundamental Value (Davis)	994,760	8,206,772
Global Bond (PIMCO)	121,709	1,271,863
Global Real Estate (Deutsche)	618,977	2,370,682
High Income (MFC Global U.S.) (f)	568,870	2,531,473
High Yield (WAMCO)	526,770	3,192,224
Index 500 (MFC Global U.S.A.) (f)	10,158,439	55,363,493
International Equity Index (SSgA)	2,587,560	25,358,091
International Opportunities (Marsico)	522,694	4,171,101
International Small Cap (Templeton)	620,413	4,318,077
International Small Company (DFA)	972,729	4,280,010
International Value (Templeton)	502,022	4,126,618
Large Cap Value (BlackRock)	661,303	8,206,772
Mid Cap Index (MFC Global U.S.A.) (f)	768,978	7,620,574
Mid Cap Stock (Wellington)	709,426	6,597,662
Mid Cap Value Equity (RiverSource)	481,477	2,344,792
Natural Resources (Wellington)	395,370	4,740,482
Real Estate Equity (T. Rowe Price)	383,136	1,172,396
Real Return Bond (PIMCO)	411,254	4,400,416
Small Cap Growth (Wellington)	1,108,788	6,564,027
Small Cap Index (MFC Global U.S.A.) (f)	524,953	3,517,188
Small Company Value (T. Rowe Price)	352,870	4,703,754
Strategic Bond (WAMCO)	286,964	2,525,281
Strategic Income (MFC Global U.S.) (f)	393,221	3,189,020
Total Bond Market (Declaration) (f)	443,106	4,497,524
Total Return (PIMCO)	156,210	1,932,319
U.S. High Yield Bond (Wells Capital)	264,077	2,550,985
Value & Restructuring (Columbia)	1,429,751	8,206,772
Value (Van Kampen)	373,475	1,927,130
		233,269,394

John Hancock Funds III (g) 1.72%
International Core (GMO)	223,510	4,128,233

Total investment companies
(Cost $378,269,287)		$239,330,571

Total investments
(Cost $378,269,287) 99.99%		$239,330,571

Other assets in excess of liabilities		21,556

Total net assets 100.00%		$239,352,127

Percentages are stated as a percent of net assets.

30	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Lifecycle 2020 Portfolio

Securities owned by the Portfolio on 2-28-09 (Unaudited)

Issuer	Shares	Value
Investment companies 100.01%
John Hancock Funds (g) 0.77%
Small Cap Intrinsic Value (MFC Global U.S.A.) (f)	339,274	$1,842,259

John Hancock Funds II (g) 97.86%
Alpha Opportunites (Wellington)	933,209	7,064,389
Blue Chip Growth (T. Rowe Price)	944,810	10,638,563
Capital Appreciation (Jennison)	1,625,686	10,745,782
Emerging Markets Value (DFA)	2,093,152	9,419,186
Floating Rate Income (WAMCO)	983,234	7,482,408
Fundamental Value (Davis)	927,647	7,653,088
Global Bond (PIMCO)	237,290	2,479,677
Global Real Estate (Deutsche)	928,755	3,557,133
High Income (MFC Global U.S.) (f)	1,109,094	4,935,467
High Yield (WAMCO)	738,524	4,475,454
Index 500 (MFC Global U.S.A.) (f)	10,261,727	55,926,415
International Equity Index (SSgA)	2,176,826	21,332,891
International Opportunities (Marsico)	416,112	3,320,572
International Small Cap (Templeton)	506,108	3,522,514
International Small Company (DFA)	778,137	3,423,803
International Value (Templeton)	403,563	3,317,290
Large Cap Value (BlackRock)	664,125	8,241,787
Mid Cap Index (MFC Global U.S.A.) (f)	475,236	4,709,593
Mid Cap Stock (Wellington)	447,658	4,163,217
Natural Resources (Wellington)	297,964	3,572,588
Real Estate Equity (T. Rowe Price)	577,156	1,766,097
Real Return Bond (PIMCO)	687,255	7,353,626
Small Cap Growth (Wellington)	615,964	3,646,507
Small Cap Index (MFC Global U.S.A.) (f)	527,193	3,532,195
Small Company Value (T. Rowe Price)	177,321	2,363,695
Spectrum Income (T. Rowe Price)	295,152	2,499,934
Strategic Bond (WAMCO)	279,738	2,461,695
Strategic Income (MFC Global U.S.) (f)	613,311	4,973,955
Total Bond Market (Declaration) (f)	543,021	5,511,664
Total Return (PIMCO)	406,071	5,023,104
U.S. High Yield Bond (Wells Capital)	514,855	4,973,504
Value & Restructuring (Columbia)	1,435,851	8,241,787
Value (Van Kampen)	370,019	1,909,296
		234,238,876

John Hancock Funds III (g) 1.38%
International Core (GMO)	179,674	3,318,588

Total investment companies
(Cost $369,579,264)		$239,399,723

Total investments
(Cost $369,579,264) 100.01%		$239,399,723

Liabilities in excess of other assets (0.01)%		(31,065)

Total net assets 100.00%		$239,368,658

Percentages are stated as a percent of net assets.

Lifecycle 2015 Portfolio

Securities owned by the Portfolio on 2-28-09 (Unaudited)

Issuer	Shares	Value
Investment companies 100.02%
John Hancock Funds II (g) 98.32%
Alpha Opportunites (Wellington)	719,527	$5,446,819
Blue Chip Growth (T. Rowe Price)	524,349	5,904,175
Capital Appreciation (Jennison)	836,636	5,530,162
Emerging Markets Value (DFA)	1,412,138	6,354,623
Floating Rate Income (WAMCO)	892,848	6,794,574
Fundamental Value (Davis)	660,221	5,446,819
Global Bond (PIMCO)	278,279	2,908,019
Global Real Estate (Deutsche)	948,097	3,631,213
High Income (MFC Global U.S.) (f)	861,983	3,835,823
High Yield (WAMCO)	1,451,229	8,794,445
Index 500 (MFC Global U.S.A.) (f)	7,937,989	43,262,041
International Equity Index (SSgA)	1,018,963	9,985,836
International Opportunities (Marsico)	398,159	3,177,311
International Small Cap (Templeton)	265,509	1,847,946
International Small Company (DFA)	434,843	1,913,310
International Value (Templeton)	221,171	1,818,027
Large Cap Value (BlackRock)	365,755	4,539,016
Mid Cap Index (MFC Global U.S.A.) (f)	183,210	1,815,607
Mid Cap Stock (Wellington)	292,840	2,723,410
Natural Resources (Wellington)	227,140	2,723,410
Real Estate Equity (T. Rowe Price)	445,002	1,361,705
Real Return Bond (PIMCO)	626,867	6,707,476
Small Cap Growth (Wellington)	306,690	1,815,606
Small Cap Index (MFC Global U.S.A.) (f)	406,479	2,723,410
Small Company Value (T. Rowe Price)	136,511	1,819,696
Spectrum Income (T. Rowe Price)	684,250	5,795,598
Strategic Bond (WAMCO)	437,414	3,849,242
Strategic Income (MFC Global U.S.) (f)	476,775	3,866,645
Total Bond Market (Declaration) (f)	1,149,594	11,668,377
Total Return (PIMCO)	317,478	3,927,200
U.S. High Yield Bond (Wells Capital)	603,792	5,832,632
Value & Restructuring (Columbia)	790,769	4,539,016
Value (Van Kampen)	331,679	1,711,462
		184,070,651

John Hancock Funds III (g) 1.70%
International Core (GMO)	172,026	3,177,311

Total investment companies
(Cost $279,877,765)		$187,247,962

Total investments
(Cost $279,877,765) 100.02%		$187,247,962

Liabilities in excess of other assets (0.02)%		(28,332)

Total net assets 100.00%		$187,219,630

Percentages are stated as a percent of net assets.

See notes to financial statements	Semiannual report	Lifecycle Portfolios	31

FINANCIAL STATEMENTS

Lifecycle 2010 Portfolio

Securities owned by the Portfolio on 2-28-09 (Unaudited)

Issuer	Shares	Value
Investment companies 99.98%
John Hancock Funds II (g) 99.03%
Alpha Opportunites (Wellington)	166,544	$1,260,742
Blue Chip Growth (T. Rowe Price)	259,507	2,922,048
Capital Appreciation (Jennison)	441,465	2,918,083
Emerging Markets Value (DFA)	679,764	3,058,939
Floating Rate Income (WAMCO)	588,071	4,475,222
Fundamental Value (Davis)	244,024	2,013,199
Global Bond (PIMCO)	206,075	2,153,483
Global Real Estate (Deutsche)	656,118	2,512,933
High Income (MFC Global U.S.) (f)	618,689	2,753,165
High Yield (WAMCO)	832,980	5,047,856
Index 500 (MFC Global U.S.A.) (f)	4,157,651	22,659,197
International Equity Index (SSgA)	528,175	5,176,116
International Opportunities (Marsico)	133,836	1,068,009
International Small Cap (Templeton)	115,085	800,990
International Small Company (DFA)	177,778	782,224
International Value (Templeton)	125,988	1,035,619
Large Cap Value (BlackRock)	177,061	2,197,332
Mid Cap Index (MFC Global U.S.A.) (f)	205,848	2,039,956
Natural Resources (Wellington)	127,951	1,534,136
Real Estate Equity (T. Rowe Price)	236,808	724,633
Real Return Bond (PIMCO)	411,863	4,406,938
Small Cap Index (MFC Global U.S.A.) (f)	297,440	1,992,850
Spectrum Income (T. Rowe Price)	649,080	5,497,710
Strategic Bond (WAMCO)	254,942	2,243,492
Strategic Income (MFC Global U.S.) (f)	414,949	3,365,237
Total Bond Market (Declaration) (f)	1,215,685	12,339,203
Total Return (PIMCO)	181,366	2,243,492
U.S. High Yield Bond (Wells Capital)	464,491	4,486,983
Value & Restructuring (Columbia)	391,336	2,246,267
		105,956,054

John Hancock Funds III (g) 0.95%
International Core (GMO)	55,133	$1,018,299

Total investment companies
(Cost $154,172,142)		$106,974,353

Total investments
(Cost $154,172,142) 99.98%		$106,974,353

Other assets in excess of liabilities		16,501

Total net assets 100.00%		$106,990,854

Percentages are stated as a percent of net assets.

Lifecycle Retirement Portfolio
Securities owned by the Portfolio on 2-28-09 (Unaudited)
Issuer	Shares	Value
Investment companies 93.85%
Investment Companies 4.81%
PowerShares DB Commodity Index Tracking Fund*	353,002	$6,745,867
SPDR Barclays Capital High Yield Bond ETF	75,000	2,123,250
		8,869,117
John Hancock Funds II (g) 88.04%
Alpha Opportunites (Wellington)	417,508	3,160,537
Emerging Markets Value (DFA)	789,401	3,552,306
Floating Rate Income (WAMCO)	484,304	3,685,552
Fundamental Value (Davis)	671,862	5,542,858
Global Bond (PIMCO)	354,131	3,700,667
Global Real Estate (Deutsche)	1,929,628	7,390,477
High Income (MFC Global U.S.) (f)	1,660,781	7,390,477
High Yield (WAMCO)	1,829,326	11,085,716
Index 500 (MFC Global U.S.A.) (f)	3,827,250	20,858,513
International Equity Index (SSgA)	377,065	3,695,238
International Small Cap (Templeton)	265,463	1,847,619
International Small Company (DFA)	419,913	1,847,619
International Value (Templeton)	224,771	1,847,619
Investment Quality Bond (Wellington)	682,408	7,390,477
Mid Cap Index (MFC Global U.S.A.) (f)	1,118,639	11,085,716
Natural Resources (Wellington)	616,387	7,390,477
Real Estate Equity (T. Rowe Price)	2,415,189	7,390,478
Real Return Bond (PIMCO)	1,208,723	12,933,335
Small Cap Index (MFC Global U.S.A.) (f)	827,292	5,542,858
Spectrum Income (T. Rowe Price)	654,411	5,542,858
Strategic Bond (WAMCO)	419,913	3,695,239
Strategic Income (MFC Global U.S.) (f)	455,640	3,695,238
Total Bond Market (Declaration)	728,126	7,390,477
Total Return (PIMCO)	450,371	5,571,094
U.S. High Yield Bond (Wells Capital)	956,325	9,238,096
		162,471,541

John Hancock Funds III (g) 1.00%
International Core (GMO)	100,034	1,847,620

Total investment companies
(Cost $241,299,521)		$173,188,278

32	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Lifecycle Retirement Portfolio (continued)

Securities owned by the Portfolio on 2-28-09 (Unaudited)

	Principal
	Amount	Value
Short-term investments 4.76%
Federal Home Loan Bank Consolidated Discount Note
0.37% due 04/22/2009	$800,000	$799,572
Federal Home Loan Bank Consolidated Discount Note
0.39% due 05/11/2009	1,900,000	1,898,539
Federal Home Loan Bank Discount Notes
zero coupon due 03/16/2009 to 04/06/2009	1,500,000	1,499,564
0.25% due 03/04/2009	500,000	499,990
Federal Home Loan Mortgage Corp. Discount Notes
0.29% due 05/06/2009	800,000	799,575
0.30% due 06/15/2009	500,000	499,558
Federal National Mortgage Association
0.30% due 04/20/2009	380,000	379,842
U.S. Treasury Notes
0.14% due 03/23/2009	500,000	499,957
0.275% due 05/19/2009	700,000	699,578
0.31% due 04/21/2009	500,000	499,780
0.40% due 05/15/2009	700,000	699,417

Total short-term investments
(Cost $8,775,372)		$8,775,372

Total investments
(Cost $250,074,893) 98.61%		$181,963,650

Other assets in excess of liabilities 1.39%		2,572,624

Total net assets 100.00%		$184,536,274

Percentages are stated as a percent of net assets.

ETF	Exchange Traded Fund

*	Non-Income Producing.

(f)	The subadviser is an affiliate of the adviser.

(g)	The underlying fund’s subadviser is shown parenthetically.

See notes to financial statements	Semiannual report	Lifecycle Portfolios	33

FINANCIAL STATEMENTS

Financial statements

Statements of assets and liabilities 2-28-09 (Unaudited)

These Statements of Assets and Liabilities are the Portfolios’ balance sheets. They show the value of what each Portfolio owns, is due and owes. You’ll also find the net asset value and the maximum public offering price per share for each Portfolio. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio
Assets
Investments in affiliated funds, at value (Note 9)	$95,559,155	$103,616,421	$143,207,401
Total investments, at value	95,559,155	103,616,421	143,207,401
Receivable for fund shares sold	643,631	550,922	713,324
Dividends and interest receivable	4,880	5,345	7,363
Receivable due from adviser	1,615	1,521	764
Total assets	96,209,281	104,174,209	143,928,852
Liabilities
Due to custodian	314	353	475
Payable for investments purchased	637,475	554,079	719,953
Payable for fund shares repurchased	10,451	—	—
Payable to affiliates:
Fund administration fees	1,534	1,700	2,395
Transfer agent fees	738	894	944
Other payables and accrued expenses	23,358	24,945	23,727
Total liabilities	673,870	581,971	747,494
Net assets
Capital paid-in	$158,370,047	$174,636,849	$244,454,187
Accumulated net investment loss	(13,326)	(14,047)	(15,119)
Accumulated net realized loss on investments	(9,786,343)	(9,824,017)	(13,299,926)
Net unrealized appreciation (depreciation) on investments	(53,034,967)	(61,206,547)	(87,957,784)
Net assets	$95,535,411	$103,592,238	$143,181,358
Investments in affiliated funds, at cost	$148,594,122	$164,822,968	$231,165,185
Net asset value per share
The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$900,088	$1,208,425	$1,745,375
Shares outstanding	169,553	227,640	327,651
Net asset value and redemption price per share	$5.31	$5.31	$5.33
Class B:[1] Net assets	$195,365	$176,302	$346,700
Shares outstanding	36,875	33,295	65,224
Net asset value, offering price and redemption price per share	$5.30	$5.30	$5.32
Class C:[1] Net assets	$158,912	$294,472	$235,447
Shares outstanding	30,003	55,624	44,299
Net asset value, offering price and redemption price per share	$5.30	$5.29	$5.31
Class R: Net assets	$126,894	$133,168	$114,601
Shares outstanding	23,921	25,119	21,540
Net asset value, offering price and redemption price per share	$5.30	$5.30	$5.32
Class R1: Net assets	$195,132	$219,443	$227,379
Shares outstanding	36,760	41,350	42,695
Net asset value, offering price and redemption price per share	$5.31	$5.31	$5.33
Class R2: Net assets	$372,352	$445,407	$671,789
Shares outstanding	70,044	83,880	126,060
Net asset value, offering price and redemption price per share	$5.32	$5.31	$5.33
Class R3: Net assets	$153,731	$834,403	$244,460
Shares outstanding	28,962	157,407	45,890
Net asset value, offering price and redemption price per share	$5.31	$5.30	$5.33
Class R4: Net assets	$139,318	$123,414	$86,976
Shares outstanding	26,213	23,239	16,306
Net asset value, offering price and redemption price per share	$5.31	$5.31	$5.33
Class R5: Net assets	$117,942	$357,381	$123,816
Shares outstanding	22,164	67,175	23,196
Net asset value, offering price and redemption price per share	$5.32	$5.32	$5.34
Class 1: Net assets	$93,175,677	$99,799,823	$139,384,815
Shares outstanding	17,512,759	18,772,476	26,109,148
Net asset value, offering price and redemption price per share	$5.32	$5.32	$5.34
Maximum public offering price per share
Class A (net asset value per share ÷ 95%)[2]	$5.59	$5.59	$5.61

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

34	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Statements of assets and liabilities 2-28-09 (Unaudited)
Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio
Assets
Investments in affiliated funds, at value (Note 9)	$189,613,205	$239,330,571	$239,399,723
Total investments, at value	189,613,205	239,330,571	239,399,723
Receivable for fund shares sold	655,486	926,510	919,495
Dividends and interest receivable	11,385	21,304	36,258
Receivable due from adviser	1,244	1,124	1,141
Total assets	190,281,320	240,279,509	240,356,617
Liabilities
Due to custodian	641	800	825
Payable for investments purchased	648,059	843,619	947,561
Payable for fund shares repurchased	22,425	56,090	9,049
Payable to affiliates:
Fund administration fees	3,190	4,062	4,025
Transfer agent fees	2,195	2,933	5,253
Other payables and accrued expenses	21,014	19,878	21,246
Total liabilities	697,524	927,382	987,959
Net assets
Capital paid-in	$325,049,247	$406,355,733	$394,979,005
Accumulated undistributed net investment income (loss)	(19,334)	359	40,973
Accumulated net realized loss on investments	(18,365,935)	(28,065,249)	(25,471,779)
Net unrealized appreciation (depreciation) on investments	(117,080,182)	(138,938,716)	(130,179,541)
Net assets	$189,583,796	$239,352,127	$239,368,658
Investments in affiliated issuers, at cost	$306,693,387	$378,269,287	$369,579,264
Net asset value per share
The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$2,928,250	$3,208,960	$4,223,521
Shares outstanding	550,440	589,469	744,883
Net asset value and redemption price per share	$5.32	$5.44	$5.67
Class B:[1] Net assets	$404,695	$487,146	$779,679
Shares outstanding	76,009	89,493	137,337
Net asset value, offering price and redemption price per share	$5.32	$5.44	$5.68
Class C:[1] Net assets	$474,607	$527,503	$774,907
Shares outstanding	89,131	96,911	136,531
Net asset value, offering price and redemption price per share	$5.32	$5.44	$5.68
Class R: Net assets	$246,374	$145,278	$263,290
Shares outstanding	46,357	26,719	46,472
Net asset value, offering price and redemption price per share	$5.31	$5.44	$5.67
Class R1: Net assets	$430,626	$317,182	$720,255
Shares outstanding	81,103	58,395	127,184
Net asset value, offering price and redemption price per share	$5.31	$5.43	$5.66
Class R2: Net assets	$1,048,229	$813,518	$918,100
Shares outstanding	197,472	149,938	162,144
Net asset value, offering price and redemption price per share	$5.31	$5.43	$5.66
Class R3: Net assets	$382,165	$884,444	$658,758
Shares outstanding	71,974	162,799	116,298
Net asset value, offering price and redemption price per share	$5.31	$5.43	$5.66
Class R4: Net assets	$189,193	$108,166	$117,734
Shares outstanding	35,642	19,930	20,796
Net asset value, offering price and redemption price per share	$5.31	$5.43	$5.66
Class R5: Net assets	$620,510	$202,909	$512,645
Shares outstanding	117,054	37,421	90,605
Net asset value, offering price and redemption price per share	$5.30	$5.42	$5.66
Class 1: Net assets	$182,859,147	$232,657,021	$230,399,769
Shares outstanding	34,497,847	42,910,291	40,726,452
Net asset value, offering price and redemption price per share	$5.30	$5.42	$5.66
Maximum public offering price per share
Class A (net asset value per share ÷ 95%)[2]	$5.60	$5.73	$5.97

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

See notes to financial statements	Semiannual report	Lifecycle Portfolios	35

FINANCIAL STATEMENTS

Statements of assets and liabilities 2-28-09 (Unaudited)
Continued

			Lifecycle
	Lifecycle	Lifecycle	Retirement
	2015 Portfolio	2010 Portfolio	Portfolio
Assets
Investments in unaffiliated issuers, at value	—	—	$17,644,489
Investments in affiliated funds, at value (Note 9)	$187,247,962	$106,974,353	164,319,161
Total investments, at value	187,247,962	106,974,353	181,963,650
Cash collateral at broker for futures contracts	—	—	700,000
Receivable for investments sold	—	346,123	1,859,990
Receivable for fund shares sold	636,918	48,794	2,735,920
Dividends and interest receivable	36,353	23,235	23,583
Receivable due from adviser	1,299	—	1,234
Total assets	187,922,532	107,392,505	187,284,377
Liabilities
Due to custodian	635	380	12,563
Payable for investments purchased	669,847	25,199	2,591,122
Payable for fund shares repurchased	4,386	345,926	17,304
Payable for futures variation margin	—	—	91,451
Payable to affiliates:
Fund administration fees	3,176	1,820	3,253
Transfer agent fees	3,028	3,038	5,861
Other payables and accrued expenses	21,830	25,288	26,549
Total liabilities	702,902	401,651	2,748,103
Net assets
Capital paid-in	$300,538,125	$164,573,804	$289,693,938
Undistributed net investment income	67,858	44,109	137,802
Accumulated net realized loss on investments and futures contracts	(20,756,550)	(10,429,270)	(36,578,909)
Net unrealized appreciation (depreciation) on investments and futures	(92,629,803)	(47,197,789)	(68,716,557)
Net assets	$187,219,630	$106,990,854	$184,536,274
Investments in unaffiliated issuers, at cost	—	—	$20,431,618
Investments in affiliated issuers, at cost	$279,877,765	$154,172,142	$229,643,275
Net asset value per share
The Portfolios have an unlimited number of shares authorized with no par value.
Class A: Net assets	$2,633,886	$1,726,284	$6,312,594
Shares outstanding	446,470	277,628	1,034,468
Net asset value and redemption price per share	$5.90	$6.22	$6.10
Class B:[1] Net assets	$589,780	$182,285	$308,604
Shares outstanding	99,850	29,271	50,673
Net asset value, offering price and redemption price per share	$5.91	$6.23	$6.09
Class C:[1] Net assets	$613,692	$823,063	$2,827,277
Shares outstanding	103,937	132,069	464,068
Net asset value, offering price and redemption price per share	$5.90	$6.23	$6.09
Class R: Net assets	$152,119	$106,786	$67,859
Shares outstanding	25,793	17,181	11,141
Net asset value, offering price and redemption price per share	$5.90	$6.22	$6.09
Class R1: Net assets	$200,052	$87,901	$89,666
Shares outstanding	33,936	14,154	14,717
Net asset value, offering price and redemption price per share	$5.89	$6.21	$6.09
Class R2: Net assets	$914,945	$727,402	$136,446
Shares outstanding	155,411	117,115	22,395
Net asset value, offering price and redemption price per share	$5.89	$6.21	$6.09
Class R3: Net assets	$548,907	$596,221	$126,636
Shares outstanding	93,128	95,966	20,774
Net asset value, offering price and redemption price per share	$5.89	$6.21	$6.10
Class R4: Net assets	$169,121	$61,296	$84,073
Shares outstanding	28,706	9,866	13,792
Net asset value, offering price and redemption price per share	$5.89	$6.21	$6.10
Class R5: Net assets	$70,197	$122,016	$84,511
Shares outstanding	11,915	19,657	13,855
Net asset value, offering price and redemption price per share	$5.89	$6.21	$6.10
Class 1: Net assets	$181,326,931	$102,557,600	$174,498,608
Shares outstanding	30,785,883	16,512,312	28,613,001
Net asset value, offering price and redemption price per share	$5.89	$6.21	$6.10
Maximum public offering price per share
Class A (net asset value per share ÷ 95%)[2]	$6.21	$6.55	$6.42

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

36	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Statements of operations For the period ended 2-28-09 (Unaudited)

These Statements of Operations summarize the Portfolios’ investment income earned and expenses directly incurred in operating each Portfolio. They also show net gains (losses) for the period stated.

	Lifecycle	Lifecycle	Lifecycle
	2045 Portfolio	2040 Portfolio	2035 Portfolio
Investment income
Income distributions received from affiliated underlying funds	$1,669,816	$1,890,006	$2,660,555
Total investment income	1,669,816	1,890,006	2,660,555
Expenses
Investment management fees (Note 6)	26,854	30,203	42,542
Distribution and service fees (Note 6)	27,413	32,112	43,322
Transfer agent fees (Note 6)	4,569	5,126	5,691
Fund administration fees (Note 6)	4,063	4,709	7,004
Audit and legal fees	22,396	22,451	22,655
Printing and postage fees (Note 6)	1,064	1,019	1,165
Custodian fees	5,055	5,055	5,055
Trustees’ fees (Note 6)	278	325	480
Registration and filing fees (Note 6)	71,705	72,705	73,247
Miscellaneous	141	163	238
Total expenses	163,538	173,368	201,399
Less expense reductions (Note 6)	(68,601)	(67,938)	(67,973)
Net expenses	94,937	105,430	133,426
Net investment income	1,574,879	1,784,576	2,527,129
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated underlying funds	(10,452,867)	(10,488,716)	(14,398,310)
Capital gain distributions received from affiliated underlying funds	1,648,069	1,874,114	2,620,853
	(8,804,798)	(8,614,602)	(11,777,457)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(43,547,225)	(50,504,207)	(71,670,188)
	(43,547,225)	(50,504,207)	(71,670,188)
Net realized and unrealized loss	(52,352,023)	(59,118,809)	(83,447,645)
Decrease in net assets from operations	($50,777,144)	($57,334,233)	($80,920,516)

See notes to financial statements	Semiannual report	Lifecycle Portfolios	37

FINANCIAL STATEMENTS

Statements of operations For the period ended 2-28-09 (Unaudited)
Continued

	Lifecycle	Lifecycle	Lifecycle
	2030 Portfolio	2025 Portfolio	2020 Portfolio
Investment income
Income distributions received from affiliated underlying funds	$3,663,007	$5,452,019	$6,329,252
Total investment income	3,663,007	5,452,019	6,329,252
Expenses
Investment management fees (Note 6)	57,274	73,462	72,755
Distribution and service fees (Note 6)	59,521	73,762	79,350
Transfer agent fees (Note 6)	7,895	7,984	11,048
Fund administration fees (Note 6)	9,197	12,052	11,982
Audit and legal fees	22,830	23,092	23,090
Printing and postage fees (Note 6)	1,630	1,409	2,411
Custodian fees	5,055	5,055	5,055
Trustees’ fees (Note 6)	635	832	824
Registration and filing fees (Note 6)	74,463	75,948	76,150
Miscellaneous	326	414	411
Total expenses	238,826	274,010	283,076
Less expense reductions (Note 6)	(67,953)	(68,352)	(69,802)
Net expenses	170,873	205,658	213,274
Net investment income	3,492,134	5,246,361	6,115,978
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated underlying funds	(20,458,251)	(30,364,301)	(27,190,304)
Capital gain distributions received from affiliated underlying funds	3,465,484	4,213,029	4,370,894
	(16,992,767)	(26,151,272)	(22,819,410)
Change in net unrealized appreciation (depreciation) of
Investments in affiliated underlying funds	(95,075,998)	(111,370,865)	(104,960,818)
	(95,075,998)	(111,370,865)	(104,960,818)
Net realized and unrealized loss	(112,068,765)	(137,522,137)	(127,780,228)
Decrease in net assets from operations	($108,576,631)	($132,275,776)	($121,664,250)

38	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Statements of operations For the period ended 2-28-09 (Unaudited)
Continued

			Lifecycle
	Lifecycle	Lifecycle	Retirement
	2015 Portfolio	2010 Portfolio	Portfolio
Investment income
Income distributions received from affiliated underlying funds	$5,839,373	$3,602,561	$6,543,553
Dividends	—	—	286,229
Interest	—	—	36,029
Total investment income	5,839,373	3,602,561	6,865,811
Expenses
Investment management fees (Note 6)	57,593	32,882	108,019
Distribution and service fees (Note 6)	61,403	37,253	82,174
Transfer agent fees (Note 6)	7,507	5,659	8,042
Fund administration fees (Note 6)	9,826	5,522	11,675
Audit and legal fees	22,904	22,523	23,070
Printing and postage fees (Note 6)	1,590	1,444	4,528
Custodian fees	5,055	5,055	5,053
Trustees’ fees (Note 6)	676	382	802
Registration and filing fees (Note 6)	74,359	72,698	74,879
Miscellaneous	331	184	370
Total expenses	241,244	183,602	318,612
Less expense reductions (Note 6)	(68,031)	(67,602)	(65,160)
Net expenses	173,213	116,000	253,452
Net investment income	5,666,160	3,486,561	6,612,359
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	—	—	(31,180,912)
Investments in affiliated underlying funds	(21,600,259)	(10,502,937)	—
Capital gain distributions received from affiliated underlying funds	3,307,269	1,932,550	5,853,316
Futures contracts	—	—	(2,485,774)
	(18,292,990)	(8,570,387)	(27,813,370)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	—	—	(3,395,667)
Investments in affiliated underlying funds	(74,005,753)	(38,119,590)	(54,902,812)
Futures contracts	—	—	(6,791)
	(74,005,753)	(38,119,590)	(58,305,270)
Net realized and unrealized loss	(92,298,743)	(46,689,977)	(86,118,640)
Decrease in net assets from operations	($86,632,583)	($43,203,416)	($79,506,281)

See notes to financial statements	Semiannual report	Lifecycle Portfolios	39

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Portfolios’ net assets have changed during the last two periods. They reflect income less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Portfolio share transactions.
	Lifecycle 2045 Portfolio		Lifecycle 2040 Portfolio
		Six months ended		Six months ended
	Year ended 8-31-08	2-28-09 (Unaudited)	Year ended 8-31-08	2-28-09 (Unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$350,876	$1,574,879	$418,451	$1,784,576
Net realized gain (loss)	948,294	(8,804,798)	1,117,552	(8,614,602)
Change in net unrealized appreciation	(9,467,968)	(43,547,225)	(10,832,138)	(50,504,207)
(depreciation)
Decrease in net assets	(8,168,798)	(50,777,144)	(9,296,135)	(57,334,233)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(8,791)	(10,458)	(5,828)	(14,342)
Class B	(645)	(420)	(940)	(386)
Class C	(628)	(336)	(716)	(577)
Class R	(615)	(493)	(607)	(486)
Class R1	(644)	(1,521)	(902)	(2,070)
Class R2	(1,046)	(3,979)	(1,964)	(5,309)
Class R3	(885)	(1,386)	(1,498)	(8,513)
Class R4	(720)	(1,847)	(755)	(1,802)
Class R5	(815)	(2,184)	(875)	(7,914)
Class 1	(284,853)	(1,616,815)	(344,058)	(1,817,532)
From realized gain
Class A	(21,747)	(12,824)	(14,062)	(18,725)
Class B	(2,729)	(3,336)	(3,740)	(2,792)
Class C	(2,660)	(2,669)	(2,850)	(4,170)
Class R	(1,850)	(1,802)	(1,764)	(1,780)
Class R1	(1,642)	(2,924)	(2,239)	(4,167)
Class R2	(2,313)	(5,193)	(4,259)	(7,363)
Class R3	(2,259)	(2,241)	(3,720)	(14,509)
Class R4	(1,592)	(2,020)	(1,638)	(2,106)
Class R5	(1,593)	(1,806)	(1,686)	(7,037)
Class 1	(556,238)	(1,284,357)	(662,429)	(1,554,222)
Total distributions	(894,265)	(2,958,611)	(1,056,530)	(3,475,802)

From Fund share transactions	84,894,954	47,915,693	99,254,044	47,809,789
(Note 7)

Total increase (decrease)	75,831,891	(5,820,062)	88,901,379	(13,000,246)
Net assets
Beginning of period	25,523,582	101,355,473	27,691,105	116,592,484
End of period	$101,355,473	$95,535,411	$116,592,484	$103,592,238

Accumulated undistributed net	$51,234	($13,326)	$60,308	($14,047)
investment income (loss)

40	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Statements of changes in net assets
Continued

	Lifecycle 2035 Portfolio		Lifecycle 2030 Portfolio
		Six months ended		Six months ended
	Year ended 8-31-08	2-28-09 (Unaudited)	Year ended 8-31-08	2-28-09 (Unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$671,060	$2,527,129	$1,002,947	$3,492,134
Net realized gain (loss)	2,055,879	(11,777,457)	3,085,478	(16,992,767)
Change in net unrealized appreciation	(16,625,789)	(71,670,188)	(22,188,549)	(95,075,998)
(depreciation)
Decrease in net assets	(13,898,850)	(80,920,516)	(18,100,124)	(108,576,631)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(6,293)	(21,990)	(9,651)	(38,779)
Class B	(2,514)	(728)	—	(1,280)
Class C	(1,812)	(473)	—	(1,395)
Class R	(783)	(427)	(418)	(705)
Class R1	(825)	(2,143)	(669)	(3,713)
Class R2	(1,230)	(9,865)	(1,364)	(13,991)
Class R3	(1,062)	(1,970)	(2,951)	(3,976)
Class R4	(898)	(1,116)	(865)	(2,852)
Class R5	(1,071)	(2,251)	(1,168)	(12,166)
Class 1	(617,110)	(2,538,747)	(908,102)	(3,515,669)
From realized gain
Class A	(11,557)	(33,645)	(20,840)	(52,607)
Class B	(6,842)	(7,217)	(4,260)	(7,892)
Class C	(4,927)	(4,692)	(6,510)	(8,601)
Class R	(1,669)	(2,020)	(1,939)	(2,620)
Class R1	(1,550)	(5,243)	(1,585)	(7,828)
Class R2	(2,067)	(16,273)	(2,170)	(20,586)
Class R3	(1,996)	(4,039)	(6,994)	(7,146)
Class R4	(1,509)	(1,540)	(1,379)	(3,553)
Class R5	(1,627)	(2,340)	(1,399)	(11,595)
Class 1	(937,628)	(2,515,920)	(1,088,293)	(3,176,478)
Total distributions	(1,604,970)	(5,172,639)	(2,060,557)	(6,893,432)

From Fund share transactions	140,422,057	62,711,629	195,129,585	77,310,320
(Note 7)

Total increase (decrease)	124,918,237	(23,381,526)	174,968,904	(38,159,743)
Net assets
Beginning of period	41,644,647	166,562,884	52,774,635	227,743,539
End of period	$166,562,884	$143,181,358	$227,743,539	$189,583,796

Accumulated undistributed net	$37,462	($15,119)	$83,058	($19,334)
investment income (loss)

See notes to financial statements	Semiannual report	Lifecycle Portfolios	41

FINANCIAL STATEMENTS

Statements of changes in net assets
Continued

	Lifecycle 2025 Portfolio		Lifecycle 2020 Portfolio
		Six months ended		Six months ended
	Year ended 8-31-08	2-28-09 (Unaudited)	Year ended 8-31-08	2-28-09 (Unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,913,097	$5,246,361	$2,624,361	$6,115,978
Net realized gain (loss)	3,903,248	(26,151,272)	3,137,072	(22,819,410)
Change in net unrealized appreciation	(27,890,182)	(111,370,865)	(25,424,932)	(104,960,818)
(depreciation)
Decrease in net assets	(22,073,837)	(132,275,776)	(19,663,499)	(121,664,250)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(7,864)	(55,614)	(23,967)	(87,933)
Class B	(142)	(3,718)	(2,761)	(12,078)
Class C	(150)	(4,283)	(2,651)	(12,203)
Class R	(544)	(1,370)	(1,648)	(2,983)
Class R1	(924)	(4,877)	(1,048)	(15,191)
Class R2	(2,928)	(14,054)	(2,401)	(25,119)
Class R3	(3,411)	(6,133)	(6,178)	(14,569)
Class R4	(1,056)	(1,929)	(1,323)	(2,851)
Class R5	(1,375)	(4,829)	(3,967)	(15,829)
Class 1	(1,458,550)	(5,650,645)	(1,677,701)	(6,927,950)
From realized gain
Class A	(12,152)	(57,069)	(24,255)	(69,552)
Class B	(4,596)	(8,816)	(9,799)	(16,145)
Class C	(4,875)	(10,155)	(9,406)	(16,315)
Class R	(1,419)	(2,651)	(2,405)	(3,567)
Class R1	(1,532)	(6,834)	(1,117)	(14,881)
Class R2	(3,557)	(15,422)	(2,017)	(20,842)
Class R3	(5,656)	(7,734)	(6,589)	(13,309)
Class R4	(1,283)	(1,874)	(1,111)	(2,166)
Class R5	(1,319)	(3,812)	(2,751)	(10,298)
Class 1	(1,398,183)	(4,249,654)	(1,163,398)	(4,340,643)
Total distributions	(2,911,516)	(10,111,473)	(2,946,493)	(11,624,424)

From Fund share transactions	244,498,725	93,176,142	240,696,406	86,007,932
(Note 7)

Total increase (decrease)	219,513,372	(49,211,107)	218,086,414	(47,280,742)
Net assets
Beginning of period	69,049,862	288,563,234	68,562,986	286,649,400
End of period	$288,563,234	$239,352,127	$286,649,400	$239,368,658

Undistributed net investment	$501,450	$359	$1,041,701	$40,973
income

42	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Statements of changes in net assets
Continued

	Lifecycle 2015 Portfolio		Lifecycle 2010 Portfolio
		Six months ended		Six months ended
	Year ended 8-31-08	2-28-09 (Unaudited)	Year ended 8-31-08	2-28-09 (Unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$3,040,482	$5,666,160	$2,115,380	$3,486,561
Net realized gain (loss)	2,202,209	(18,292,990)	634,382	(8,570,387)
Change in net unrealized appreciation	(18,559,834)	(74,005,753)	(9,068,976)	(38,119,590)
(depreciation)
Decrease in net assets	(13,317,143)	(86,632,583)	(6,319,214)	(43,203,416)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(16,005)	(87,625)	(17,084)	(71,326)
Class B	(2,898)	(14,400)	(1,448)	(5,143)
Class C	(1,663)	(18,512)	(6,119)	(18,242)
Class R	(1,120)	(3,070)	(1,284)	(2,294)
Class R1	(2,220)	(6,036)	(1,558)	(3,341)
Class R2	(3,128)	(28,173)	(1,832)	(29,996)
Class R3	(1,818)	(13,585)	(6,924)	(21,549)
Class R4	(1,605)	(5,383)	(1,831)	(3,198)
Class R5	(1,882)	(11,672)	(2,106)	(5,241)
Class 1	(1,666,513)	(6,936,637)	(1,067,704)	(4,437,872)
From realized gain
Class A	(12,980)	(51,764)	(9,514)	(35,183)
Class B	(5,344)	(12,116)	(1,532)	(3,387)
Class C	(3,065)	(15,577)	(6,470)	(12,012)
Class R	(1,194)	(2,395)	(898)	(1,409)
Class R1	(1,875)	(4,128)	(898)	(1,847)
Class R2	(2,187)	(17,153)	(898)	(15,066)
Class R3	(1,535)	(8,853)	(3,990)	(11,451)
Class R4	(1,121)	(3,075)	(899)	(1,523)
Class R5	(1,122)	(5,935)	(899)	(2,261)
Class 1	(993,621)	(3,438,900)	(455,838)	(1,885,038)
Total distributions	(2,722,896)	(10,684,989)	(1,589,726)	(6,567,379)

From Fund share transactions	182,083,635	60,510,225	109,224,697	28,164,963
(Note 7)

Total increase (decrease)	166,043,596	(36,807,347)	101,315,757	(21,605,832)
Net assets
Beginning of period	57,983,381	224,026,977	27,280,929	128,596,686
End of period	$224,026,977	$187,219,630	$128,596,686	$106,990,854

Undistributed net investment	$1,526,791	$67,858	$1,155,750	$44,109
income

See notes to financial statements	Semiannual report	Lifecycle Portfolios	43

FINANCIAL STATEMENTS

Statements of changes in net assets
Continued

	Lifecycle Retirement
		Six months ended
	Year ended 8-31-08	2-28-09 (Unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,722,286	$6,612,359
Net realized gain (loss)	(3,930,045)	(27,813,370)
Change in net unrealized appreciation	(10,685,965)	(58,305,270)
(depreciation)
Decrease in net assets	(9,893,724)	(79,506,281)
resulting from operations

Distributions to shareholders
From net investment income
Class A	(216,722)	(245,585)
Class B	(10,644)	(8,933)
Class C	(84,790)	(113,549)
Class R	(2,788)	(2,161)
Class R1	(2,886)	(2,370)
Class R2	(4,035)	(4,371)
Class R3	(4,719)	(4,278)
Class R4	(3,242)	(2,689)
Class R5	(3,585)	(3,002)
Class 1	(4,449,111)	(6,087,619)
From realized gain
Class A	(75,404)	(127,449)
Class B	(5,857)	(5,411)
Class C	(36,870)	(66,406)
Class R	(1,175)	(1,320)
Class R1	(1,178)	(1,393)
Class R2	(1,286)	(2,541)
Class R3	(2,048)	(2,439)
Class R4	(1,184)	(1,500)
Class R5	(1,184)	(1,565)
Class 1	(1,194,092)	(3,186,665)
Total distributions	(6,102,800)	(9,871,246)

From Fund share transactions	175,256,332	42,349,335
(Note 7)

Total increase (decrease)	159,259,808	(47,028,192)
Net assets
Beginning of period	72,304,658	231,564,466
End of period	$231,564,466	$184,536,274

Undistributed net investment	—	$137,802
income

44	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Financial highlights

These Financial Highlights show how each Portfolio’s net asset value for a share has changed since the end of the previous period.

Lifecycle 2045 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
															Ratio
			Net												of net
			realized	Total							Ratio of		Ratio		investment	Net
	Net asset	Net	and	from	From net						gross		of net		income	assets,
	value,	invest-	unrealized	invest-	invest-		From		Net asset		expenses		expenses to		(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	capital	Total	value, end	Total	to average		average net		average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	net assets		assets		net assets	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]		(%)[4]		(%)[1]	($)	(%)
CLASS A
02-28-2009[5]	9.56	0.09	(4.18)	(4.09)	(0.07)	(0.09)	—	(0.16)	5.31	(42.93)[6,7]	2.28	[8,10]	0.65	[8,9,20]	2.67 [8]	900	13
08-31-2008	10.94	0.05	(1.21)	(1.16)	(0.06)	(0.16)	—	(0.22)	9.56	(10.83)[7]	1.61	[10]	0.66	[9,11]	0.44	1,874	16
08-31-2007[12]	10.00	(0.04)	1.22	1.18	(0.06)	(0.18)	—	(0.24)	10.94	11.97 [6,7]	1.94	[8,10]	0.62	[8]	(0.45)[8]	1,348	5
CLASS B
02-28-2009[5]	9.46	0.08	(4.14)	(4.06)	(0.01)	(0.09)	—	(0.10)	5.30	(43.02)[6,7]	7.27	[8,10]	1.34	[8,9,20]	2.34 [8]	195	13
08-31-2008	10.89	(0.04)	(1.20)	(1.24)	(0.03)	(0.16)	—	(0.19)	9.46	(11.56)[7]	7.50	[10]	1.35	[9,11]	(0.35)	276	16
08-31-2007[12]	10.00	(0.05)	1.17	1.12	(0.05)	(0.18)	—	(0.23)	10.89	11.33 [6,7]	5.28	[8,10]	1.30	[8]	(0.57)[8]	145	5
CLASS C
02-28-2009[5]	9.46	0.08	(4.14)	(4.06)	(0.01)	(0.09)	—	(0.10)	5.30	(43.02)[6,7]	8.63	[8,10]	1.35	[8,9,20]	2.37 [8]	159	13
08-31-2008	10.89	(0.02)	(1.22)	(1.24)	(0.03)	(0.16)	—	(0.19)	9.46	(11.56)[7]	8.75	[10]	1.35	[9,11]	(0.22)	189	16
08-31-2007[12]	10.00	(0.06)	1.18	1.12	(0.05)	(0.18)	—	(0.23)	10.89	11.33 [6,7]	5.11	[8,10]	1.32	[8]	(0.63)[8]	152	5
CLASS R
02-28-2009[5]	9.49	0.08	(4.15)	(4.07)	(0.03)	(0.09)	—	(0.12)	5.30	(43.08)[6,7]	12.65	[8,10]	1.19	[8,9,20]	2.56 [8]	127	13
08-31-2008	10.91	(0.01)	(1.20)	(1.21)	(0.05)	(0.16)	—	(0.21)	9.49	(11.32)[7]	12.23	[10]	1.13	[9,11]	(0.10)	174	16
08-31-2007[12]	10.00	(0.03)	1.17	1.14	(0.05)	(0.18)	—	(0.23)	10.91	11.53 [6,7]	16.73	[8,10]	1.08	[8]	(0.31)[8]	121	5
CLASS R1
02-28-2009[5]	9.52	0.09	(4.16)	(4.07)	(0.05)	(0.09)	—	(0.14)	5.31	(42.94)[6,7]	8.91	[8,10]	0.94	[8,9,20]	2.92 [8]	195	13
08-31-2008	10.92	0.01	(1.19)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.52	(11.05)[7]	12.47	[10]	0.89	[9,11]	0.08	181	16
08-31-2007[12]	10.00	(0.01)	1.16	1.15	(0.05)	(0.18)	—	(0.23)	10.92	11.68 [6,7]	16.68	[8,10]	0.87	[8]	(0.09)[8]	113	5
CLASS R2
02-28-2009[5]	9.56	0.10	(4.18)	(4.08)	(0.07)	(0.09)	—	(0.16)	5.32	(42.87)[6,7]	4.86	[8,10]	0.69	[8,9,20]	3.01 [8]	372	13
08-31-2008	10.94	0.04	(1.19)	(1.15)	(0.07)	(0.16)	—	(0.23)	9.56	(10.77)[7]	9.32	[10]	0.64	[9,11]	0.38	409	16
08-31-2007[12]	10.00	0.01	1.17	1.18	(0.06)	(0.18)	—	(0.24)	10.94	11.93 [6,7]	16.31	[8,10]	0.62	[8]	0.15 [8]	117	5
CLASS R3
02-28-2009[5]	9.53	0.09	(4.16)	(4.07)	(0.06)	(0.09)	—	(0.15)	5.31	(42.92)[6,7]	10.41	[8,10]	0.85	[8,9,20]	2.72 [8]	154	13
08-31-2008	10.93	0.03	(1.21)	(1.18)	(0.06)	(0.16)	—	(0.22)	9.53	(11.04)[7]	10.48	[10]	0.81	[9,11]	0.28	283	16
08-31-2007[12]	10.00	— [13]	1.16	1.16	(0.05)	(0.18)	—	(0.23)	10.93	11.80 [6,7]	16.45	[8,10]	0.80	[8]	(0.03)[8]	118	5
CLASS R4
02-28-2009[5]	9.57	0.11	(4.20)	(4.09)	(0.08)	(0.09)	—	(0.17)	5.31	(42.91)[6,7]	12.18	[8,10]	0.54	[8,9,20]	3.38 [8]	139	13
08-31-2008	10.95	0.06	(1.21)	(1.15)	(0.07)	(0.16)	—	(0.23)	9.57	(10.76)[7]	14.15	[10]	0.52	[9,11]	0.55	142	16
08-31-2007[12]	10.00	0.02	1.17	1.19	(0.06)	(0.18)	—	(0.24)	10.95	12.06 [6,7]	16.32	[8,10]	0.52	[8]	0.26 [8]	112	5
CLASS R5
02-28-2009[5]	9.61	0.11	(4.20)	(4.09)	(0.11)	(0.09)	—	(0.20)	5.32	(42.79)[6,7]	12.30	[8,10]	0.24	[8,9,20]	3.44 [8]	118	13
08-31-2008	10.97	0.08	(1.20)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[7]	12.02	[10]	0.24	[9,11]	0.72	161	16
08-31-2007[12]	10.00	0.05	1.16	1.21	(0.06)	(0.18)	—	(0.24)	10.97	12.32 [6,7]	16.02	[8,10]	0.23	[8]	0.55 [8]	112	5
CLASS 1
02-28-2009[5]	9.61	0.12	(4.20)	(4.08)	(0.12)	(0.09)	—	(0.21)	5.32	(42.75)[6,7]	0.19	[8,10]	0.19	[8,9,20]	3.54 [8]	93,176	13
08-31-2008	10.97	0.06	(1.18)	(1.12)	(0.08)	(0.16)	—	(0.24)	9.61	(10.47)[7]	0.24	[10]	0.20	[9]	0.59	97,667	16
08-31-2007[12]	10.00	(0.01)	1.23	1.22	(0.07)	(0.18)	—	(0.25)	10.97	12.32 [6,7]	0.64	[8,10]	0.20	[8]	(0.15)[8]	23,187	5

See notes to financial statements	Semiannual report	Lifecycle Portfolios	45

FINANCIAL STATEMENTS

Financial highlights Continued

Lifecycle 2040 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
															Ratio
			Net												of net
			realized	Total							Ratio of		Ratio		investment	Net
	Net asset	Net	and	from	From net						gross		of net		income	assets,
	value,	invest-	unrealized	invest-	invest-		From		Net asset		expenses		expenses to		(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	capital	Total	value, end	Total	to average		average net		average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	net assets		assets		net assets	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]		(%)[4]		(%)[1]	($)	(%)
CLASS A
02-28-2009[5]	9.56	0.10	(4.17)	(4.07)	(0.08)	(0.10)	—	(0.18)	5.31	(42.82)[6,7]	2.03	[8,10]	0.64	[8,9,20]	3.13 [8]	1,208	11
08-31-2008	10.96	0.05	(1.22)	(1.17)	(0.07)	(0.16)	—	(0.23)	9.56	(10.92)[7]	2.15	[10]	0.65	[9,11]	0.49	1,257	16
08-31-2007[12]	10.00	(0.02)	1.20	1.18	(0.05)	(0.17)	—	(0.22)	10.96	11.99 [6,7]	3.15	[8,10]	0.62	[8]	(0.18)[8]	584	3
CLASS B
02-28-2009[5]	9.47	0.08	(4.14)	(4.06)	(0.01)	(0.10)	—	(0.11)	5.30	(42.97)[6,7]	9.15	[8,10]	1.34	[8,9,20]	2.33 [8]	176	11
08-31-2008	10.91	(0.01)	(1.23)	(1.24)	(0.04)	(0.16)	—	(0.20)	9.47	(11.56)[7]	7.52	[10]	1.35	[9,11]	(0.09)	243	16
08-31-2007[12]	10.00	(0.05)	1.17	1.12	(0.04)	(0.17)	—	(0.21)	10.91	11.35 [6,7]	5.17	[8,10]	1.30	[8]	(0.58)[8]	157	3
CLASS C
02-28-2009[5]	9.47	0.09	(4.16)	(4.07)	(0.01)	(0.10)	—	(0.11)	5.29	(43.08)[6,7]	7.44	[8,10]	1.34	[8,9,20]	2.82 [8]	294	11
08-31-2008	10.91	(0.03)	(1.21)	(1.24)	(0.04)	(0.16)	—	(0.20)	9.47	(11.56)[7]	8.88	[10]	1.35	[9,11]	(0.27)	235	16
08-31-2007[12]	10.00	(0.05)	1.17	1.12	(0.04)	(0.17)	—	(0.21)	10.91	11.35 [6,7]	5.31	[8,10]	1.31	[8]	(0.56)[8]	127	3
CLASS R
02-28-2009[5]	9.50	0.08	(4.15)	(4.07)	(0.03)	(0.10)	—	(0.13)	5.30	(43.03)[6,7]	14.24	[8,10]	1.19	[8,9,20]	2.35 [8]	133	11
08-31-2008	10.93	— [13]	(1.21)	(1.21)	(0.06)	(0.16)	—	(0.22)	9.50	(11.33)[7]	13.87	[10]	1.12	[9,11]	(0.05)	142	16
08-31-2007[12]	10.00	(0.03)	1.17	1.14	(0.04)	(0.17)	—	(0.21)	10.93	11.55 [6,7]	16.78	[8,10]	1.08	[8]	(0.30)[8]	115	3
CLASS R1
02-28-2009[5]	9.53	0.10	(4.17)	(4.07)	(0.05)	(0.10)	—	(0.15)	5.31	(42.89)[6,7]	7.30	[8,10]	0.94	[8,9,20]	3.15 [8]	219	11
08-31-2008	10.94	0.01	(1.20)	(1.19)	(0.06)	(0.16)	—	(0.22)	9.53	(11.05)[7]	9.48	[10]	0.89	[9,11]	0.09	200	16
08-31-2007[12]	10.00	(0.01)	1.17	1.16	(0.05)	(0.17)	—	(0.22)	10.94	11.70 [6,7]	16.61	[8,10]	0.87	[8]	(0.09)[8]	112	3
CLASS R2
02-28-2009[5]	9.56	0.09	(4.17)	(4.08)	(0.07)	(0.10)	—	(0.17)	5.31	(42.86)[6,7]	3.62	[8,10]	0.69	[8,9,20]	2.84 [8]	445	11
08-31-2008	10.96	0.03	(1.20)	(1.17)	(0.07)	(0.16)	—	(0.23)	9.56	(10.86)[7]	5.18	[10]	0.64	[9,11]	0.33	715	16
08-31-2007[12]	10.00	0.01	1.17	1.18	(0.05)	(0.17)	—	(0.22)	10.96	11.95 [6,7]	14.71	[8,10]	0.63	[8]	0.07 [8]	274	3
CLASS R3
02-28-2009[5]	9.53	0.10	(4.17)	(4.07)	(0.06)	(0.10)	—	(0.16)	5.30	(42.91)[6,7]	2.46	[8,10]	0.84	[8,9,20]	2.89 [8]	834	11
08-31-2008	10.95	0.01	(1.21)	(1.20)	(0.06)	(0.16)	—	(0.22)	9.53	(11.14)[7]	5.48	[10]	0.83	[9,11]	0.06	1,181	16
08-31-2007[12]	10.00	(0.01)	1.18	1.17	(0.05)	(0.17)	—	(0.22)	10.95	11.82 [6,7]	15.59	[8,10]	0.80	[8]	(0.07)[8]	141	3
CLASS R4
02-28-2009[5]	9.58	0.11	(4.19)	(4.08)	(0.09)	(0.10)	—	(0.19)	5.31	(42.86)[6,7]	12.05	[8,10]	0.54	[8,9,20]	3.21 [8]	123	11
08-31-2008	10.97	0.04	(1.20)	(1.16)	(0.07)	(0.16)	—	(0.23)	9.58	(10.76)[7]	11.68	[10]	0.53	[9,11]	0.40	173	16
08-31-2007[12]	10.00	0.02	1.17	1.19	(0.05)	(0.17)	—	(0.22)	10.97	12.07 [6,7]	16.23	[8,10]	0.52	[8]	0.26 [8]	112	3
CLASS R5
02-28-2009[5]	9.62	0.12	(4.21)	(4.09)	(0.11)	(0.10)	—	(0.21)	5.32	(42.74)[6,7]	3.66	[8,10]	0.24	[8,9,20]	3.49 [8]	357	11
08-31-2008	10.99	0.05	(1.18)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[7]	7.95	[10]	0.24	[9,11]	0.48	633	16
08-31-2007[12]	10.00	0.05	1.17	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.33 [6,7]	15.71	[8,10]	0.23	[8]	0.53 [8]	115	3
CLASS 1
02-28-2009[5]	9.62	0.12	(4.20)	(4.08)	(0.12)	(0.10)	—	(0.22)	5.32	(42.70)[6,7]	0.19	[8,10]	0.19	[8,9,20]	3.57 [8]	99,800	11
08-31-2008	10.99	0.06	(1.19)	(1.13)	(0.08)	(0.16)	—	(0.24)	9.62	(10.48)[7]	0.22	[10]	0.20	[9]	0.61	111,814	16
08-31-2007[12]	10.00	(0.01)	1.23	1.22	(0.06)	(0.17)	—	(0.23)	10.99	12.34 [6,7]	0.62	[8,10]	0.20	[8]	(0.16)[8]	25,954	3

46	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Financial highlights Continued

Lifecycle 2035 Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
																Ratio
			Net													of net
			realized	Total								Ratio of		Ratio		investment	Net
	Net asset	Net	and	from	From net							gross		of net		income	assets,
	value,	invest-	unrealized	invest-	invest-		From		Net asset			expenses		expenses to		(loss) to	end of
	beginning	ment in-	gain (loss)	ment	ment	From net	capital	Total	value, end	Total		to average		average net		average	period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return		net assets		assets		net assets	thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]		(%)[4]		(%)[4]		(%)[1]	($)	(%)
CLASS A
02-28-2009[5]	9.61	0.11	(4.20)	(4.09)	(0.08)	(0.11)	—	(0.19)	5.33	(42.79)	[6,7]	1.52	[8,10]	0.62	[8,9,20]	3.29 [8]	1,745	11
08-31-2008	11.02	0.02	(1.20)	(1.18)	(0.08)	(0.15)	—	(0.23)	9.61	(10.93)	[7]	1.80	[10]	0.64	[9,11]	0.20	2,132	14
08-31-2007[12]	10.00	(0.02)	1.20	1.18	(0.04)	(0.12)	—	(0.16)	11.02	11.92	[6,7]	2.47	[8,10]	0.62	[8]	(0.20)[8]	610	4
CLASS B
02-28-2009[5]	9.53	0.08	(4.16)	(4.08)	(0.02)	(0.11)	—	(0.13)	5.32	(43.01)	[6,7]	4.88	[8,10]	1.32	[8,9,20]	2.36 [8]	347	11
08-31-2008	10.97	(0.01)	(1.23)	(1.24)	(0.05)	(0.15)	—	(0.20)	9.53	(11.48)	[7]	4.24	[10]	1.34	[9,11]	(0.14)	555	14
08-31-2007[12]	10.00	(0.06)	1.18	1.12	(0.03)	(0.12)	—	(0.15)	10.97	11.28	[6,7]	4.27	[8,10]	1.30	[8]	(0.62)[8]	396	4
CLASS C
02-28-2009[5]	9.53	0.08	(4.17)	(4.09)	(0.02)	(0.11)	—	(0.13)	5.31	(43.11)	[6,7]	6.56	[8,10]	1.32	[8,9,20]	2.36 [8]	235	11
08-31-2008	10.97	— [13]	(1.24)	(1.24)	(0.05)	(0.15)	—	(0.20)	9.53	(11.48)	[7]	5.91	[10]	1.34	[9,11]	(0.02)	328	14
08-31-2007[12]	10.00	(0.06)	1.18	1.12	(0.03)	(0.12)	—	(0.15)	10.97	11.28	[6,7]	4.13	[8,10]	1.31	[8]	(0.66)[8]	243	4
CLASS R
02-28-2009[5]	9.55	0.12	(4.21)	(4.09)	(0.03)	(0.11)	—	(0.14)	5.32	(43.01)	[6,7]	17.03	[8,10]	1.17	[8,9,20]	3.76 [8]	115	11
08-31-2008	10.99	0.02	(1.24)	(1.22)	(0.07)	(0.15)	—	(0.22)	9.55	(11.33)	[7]	15.30	[10]	1.10	[9,11]	0.19	79	14
08-31-2007[12]	10.00	(0.02)	1.16	1.14	(0.03)	(0.12)	—	(0.15)	10.99	11.47	[6,7]	16.48	[8,10]	1.07	[8]	(0.20)[8]	114	4
CLASS R1
02-28-2009[5]	9.58	0.10	(4.19)	(4.09)	(0.05)	(0.11)	—	(0.16)	5.33	(42.87)	[6,7]	6.80	[8,10]	0.92	[8,9,20]	3.26 [8]	227	11
08-31-2008	11.00	— [13]	(1.19)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.58	(11.06)	[7]	10.40	[10]	0.88	[9,11]	(0.02)	177	14
08-31-2007[12]	10.00	— [13]	1.15	1.15	(0.03)	(0.12)	—	(0.15)	11.00	11.62	[6,7]	16.29	[8,10]	0.86	[8]	0.01 [8]	112	4
CLASS R2
02-28-2009[5]	9.61	0.10	(4.19)	(4.09)	(0.08)	(0.11)	—	(0.19)	5.33	(42.84)	[6,7]	2.18	[8,10]	0.67	[8,9,20]	3.02 [8]	672	11
08-31-2008	11.02	(0.01)	(1.16)	(1.17)	(0.09)	(0.15)	—	(0.24)	9.61	(10.87)	[7]	5.25	[10]	0.67	[9,11]	(0.07)	1,382	14
08-31-2007[12]	10.00	0.02	1.16	1.18	(0.04)	(0.12)	—	(0.16)	11.02	11.87	[6,7]	15.69	[8,10]	0.61	[8]	0.24 [8]	153	4
CLASS R3
02-28-2009[5]	9.59	0.09	(4.18)	(4.09)	(0.06)	(0.11)	—	(0.17)	5.33	(42.85)	[6,7]	7.37	[8,10]	0.82	[8,9,20]	2.73 [8]	244	11
08-31-2008	11.01	0.02	(1.21)	(1.19)	(0.08)	(0.15)	—	(0.23)	9.59	(11.05)	[7]	9.94	[10]	0.81	[9,11]	0.24	278	14
08-31-2007[12]	10.00	0.01	1.15	1.16	(0.03)	(0.12)	—	(0.15)	11.01	11.74	[6,7]	16.22	[8,10]	0.79	[8]	0.08 [8]	112	4
CLASS R4
02-28-2009[5]	9.63	0.09	(4.19)	(4.10)	(0.09)	(0.11)	—	(0.20)	5.33	(42.84)	[6,7]	16.21	[8,10]	0.52	[8,9,20]	2.75 [8]	87	11
08-31-2008	11.03	0.04	(1.20)	(1.16)	(0.09)	(0.15)	—	(0.24)	9.63	(10.77)	[7]	11.02	[10]	0.52	[9,11]	0.41	219	14
08-31-2007[12]	10.00	0.03	1.16	1.19	(0.04)	(0.12)	—	(0.16)	11.03	12.00	[6,7]	15.92	[8,10]	0.50	[8]	0.36 [8]	112	4
CLASS R5
02-28-2009[5]	9.67	0.12	(4.22)	(4.10)	(0.12)	(0.11)	—	(0.23)	5.34	(42.72)	[6,7]	12.27	[8,10]	0.22	[8,9,20]	3.58 [8]	124	11
08-31-2008	11.05	0.08	(1.21)	(1.13)	(0.10)	(0.15)	—	(0.25)	9.67	(10.49)	[7]	11.07	[10]	0.23	[9,11]	0.78	149	14
08-31-2007[12]	10.00	0.06	1.15	1.21	(0.04)	(0.12)	—	(0.16)	11.05	12.26	[6,7]	15.08	[8,10]	0.22	[8]	0.62 [8]	119	4
CLASS 1
02-28-2009[5]	9.68	0.12	(4.23)	(4.11)	(0.12)	(0.11)	—	(0.23)	5.34	(42.73)	[6,7]	0.17	[8,10]	0.17	[8,9,20]	3.58 [8]	139,385	11
08-31-2008	11.05	0.07	(1.19)	(1.12)	(0.10)	(0.15)	—	(0.25)	9.68	(10.40)	[7]	0.19	[10]	0.19	[9]	0.66	161,263	14
08-31-2007[12]	10.00	(0.01)	1.23	1.22	(0.05)	(0.12)	—	(0.17)	11.05	12.27	[6,7]	0.45	[8,10]	0.20	[8]	(0.06)[8]	39,674	4

See notes to financial statements	Semiannual report	Lifecycle Portfolios	47

FINANCIAL STATEMENTS

Financial highlights Continued

Lifecycle 2030 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
															Ratio
			Net												of net
			realized	Total							Ratio of		Ratio		investment		Net
	Net asset	Net	and	from	From net						gross		of net		income		assets,
	value,	invest-	unrealized	invest-	invest-		From		Net asset		expenses		expenses to		(loss) to		end of
	beginning	ment in-	gain (loss)	ment	ment	From net	capital	Total	value, end	Total	to average		average net		average		period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	net assets		assets		net assets		thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]		(%)[4]		(%)[1]		($)	(%)
CLASS A
02-28-2009[5]	9.57	0.11	(4.17)	(4.06)	(0.08)	(0.11)	—	(0.19)	5.32	(42.66)[6,7]	1.19	[8,10]	0.61	[8,9,20]	3.29	[8]	2,928	12
08-31-2008	10.91	0.04	(1.18)	(1.14)	(0.07)	(0.13)	—	(0.20)	9.57	(10.66)[7]	1.33	[10]	0.63	[9,11]	0.43		3,345	10
08-31-2007[12]	10.00	(0.02)	1.14	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.38 [6,7,14]	2.02	[8,10]	0.63	[8]	(0.23)[8]		1,135	3
CLASS B
02-28-2009[5]	9.51	0.08	(4.14)	(4.06)	(0.02)	(0.11)	—	(0.13)	5.32	(42.88)[6,7]	4.33	[8,10]	1.31	[8,9,20]	2.49	[8]	405	12
08-31-2008	10.85	(0.01)	(1.21)	(1.22)	—	(0.12)	—	(0.12)	9.51	(11.37)[7]	4.89	[10]	1.33	[9,11]	(0.09)		523	10
08-31-2007[12]	10.00	(0.05)	1.10	1.05	(0.05)	(0.15)	—	(0.20)	10.85	10.64 [6,7,14]	3.90	[8,10]	1.31	[8]	(0.57)[8]		298	3
CLASS C
02-28-2009[5]	9.51	0.09	(4.15)	(4.06)	(0.02)	(0.11)	—	(0.13)	5.32	(42.88)[6,7]	4.25	[8,10]	1.31	[8,9,20]	2.70	[8]	475	12
08-31-2008	10.85	— [13]	(1.22)	(1.22)	—	(0.12)	—	(0.12)	9.51	(11.37)[7]	3.96	[10]	1.33	[9,11]	0.04		490	10
08-31-2007[12]	10.00	(0.05)	1.10	1.05	(0.05)	(0.15)	—	(0.20)	10.85	10.64 [6,7,14]	3.82	[8,10]	1.31	[8]	(0.59)[8]		551	3
CLASS R
02-28-2009[5]	9.50	0.07	(4.12)	(4.05)	(0.03)	(0.11)	—	(0.14)	5.31	(42.82)[6,7]	9.90	[8,10]	1.16	[8,9,20]	2.15	[8]	246	12
08-31-2008	10.86	— [13]	(1.20)	(1.20)	(0.03)	(0.13)	—	(0.16)	9.50	(11.18)[7]	10.12	[10]	1.11	[9,11]	0.03		229	10
08-31-2007[12]	10.00	(0.01)	1.07	1.06	(0.05)	(0.15)	—	(0.20)	10.86	10.73 [7,6,15]	16.04	[8,10]	1.07	[8]	(0.11)[8]		131	3
CLASS R1
02-28-2009[5]	9.52	0.10	(4.15)	(4.05)	(0.05)	(0.11)	—	(0.16)	5.31	(42.73)[6,7]	4.62	[8,10]	0.91	[8,9,20]	3.28	[8]	431	12
08-31-2008	10.88	— [13]	(1.17)	(1.17)	(0.06)	(0.13)	—	(0.19)	9.52	(10.92)[7]	8.40	[10]	0.88	[9,11]	0.02		320	10
08-31-2007[12]	10.00	0.01	1.08	1.09	(0.06)	(0.15)	—	(0.21)	10.88	10.98 [6,7,14]	16.24	[8,10]	0.86	[8]	0.12	[8]	112	3
CLASS R2
02-28-2009[5]	9.54	0.11	(4.16)	(4.05)	(0.07)	(0.11)	—	(0.18)	5.31	(42.64)[6,7]	1.81	[8,10]	0.66	[8,9,20]	3.28	[8]	1,048	12
08-31-2008	10.90	0.02	(1.16)	(1.14)	(0.09)	(0.13)	—	(0.22)	9.54	(10.67)[7]	5.58	[10]	0.65	[9,11]	0.15		1,334	10
08-31-2007[12]	10.00	0.03	1.08	1.11	(0.06)	(0.15)	—	(0.21)	10.90	11.23 [6,7,14]	15.95	[8,10]	0.61	[8]	0.37	[8]	143	3
CLASS R3
02-28-2009[5]	9.53	0.10	(4.15)	(4.05)	(0.06)	(0.11)	—	(0.17)	5.31	(42.70)[6,7]	4.38	[8,10]	0.81	[8,9,20]	2.97	[8]	382	12
08-31-2008	10.88	0.08	(1.24)	(1.16)	(0.06)	(0.13)	—	(0.19)	9.53	(10.83)[7]	4.24	[10]	0.78	[9,11]	0.76		676	10
08-31-2007[12]	10.00	0.02	1.07	1.09	(0.06)	(0.15)	—	(0.21)	10.88	11.00 [6,7,14]	16.18	[8,10]	0.79	[8]	0.19	[8]	112	3
CLASS R4
02-28-2009[5]	9.55	0.15	(4.19)	(4.04)	(0.09)	(0.11)	—	(0.20)	5.31	(42.57)[6,7]	11.76	[8,10]	0.51	[8,9,20]	4.84	[8]	189	12
08-31-2008	10.91	0.08	(1.22)	(1.14)	(0.09)	(0.13)	—	(0.22)	9.55	(10.66)[7]	14.83	[10]	0.49	[9,11]	0.79		115	10
08-31-2007[12]	10.00	0.04	1.08	1.12	(0.06)	(0.15)	—	(0.21)	10.91	11.36 [6,7,14]	15.88	[8,10]	0.50	[8]	0.47	[8]	111	3
CLASS R5
02-28-2009[5]	9.57	0.12	(4.17)	(4.05)	(0.11)	(0.11)	—	(0.22)	5.30	(42.55)[6,7]	2.36	[8,10]	0.21	[8,9,20]	3.60	[8]	621	12
08-31-2008	10.93	0.04	(1.15)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)[7]	6.18	[10]	0.24	[9,11]	0.42		1,002	10
08-31-2007[12]	10.00	0.07	1.08	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.62 [6,7,14]	15.57	[8,10]	0.22	[8]	0.76	[8]	112	3
CLASS 1
02-28-2009[5]	9.57	0.12	(4.16)	(4.04)	(0.12)	(0.11)	—	(0.23)	5.30	(42.49)[6,7]	0.16	[8,10]	0.16	[8,9,20]	3.68	[8]	182,859	12
08-31-2008	10.93	0.08	(1.19)	(1.11)	(0.12)	(0.13)	—	(0.25)	9.57	(10.41)	0.18	[10]	0.18	[9]	0.75		219,711	10
08-31-2007[12]	10.00	0.01	1.14	1.15	(0.07)	(0.15)	—	(0.22)	10.93	11.63 [6,7,14]	0.38	[8,10]	0.20	[8]	0.12	[8]	50,070	3

48	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Financial highlights Continued

Lifecycle 2025 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
															Ratio
			Net												of net
			realized	Total							Ratio of		Ratio		investment		Net
	Net asset	Net	and	from	From net						gross		of net		income		assets,
	value,	invest-	unrealized	invest-	invest-		From		Net asset		expenses		expenses to		(loss) to		end of
	beginning	ment in-	gain (loss)	ment	ment	From net	capital	Total	value, end	Total	to average		average net		average		period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	net assets		assets		net assets		thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]		(%)[4]		(%)[1]		($)	(%)
CLASS A
02-28-2009[5]	9.57	0.13	(4.03)	(3.90)	(0.12)	(0.11)	—	(0.23)	5.44	(41.06)[6,7]	1.12	[8,10]	0.60	[8,9,20]	4.02	[8]	3,209	15
08-31-2008	10.85	0.05	(1.12)	(1.07)	(0.08)	(0.13)	—	(0.21)	9.57	(10.08)[7]	1.49	[10]	0.62	[9,11]	0.52		3,604	9
08-31-2007[12]	10.00	0.02	1.03	1.05	(0.07)	(0.13)	—	(0.20)	10.85	10.57 [6,7,15]	2.25	[8,10]	0.63	[8]	0.19	[8]	661	3
CLASS B
02-28-2009[5]	9.51	0.10	(4.01)	(3.91)	(0.05)	(0.11)	—	(0.16)	5.44	(41.28)[6,7]	4.00	[8,10]	1.30	[8,9,20]	3.07	[8]	487	15
08-31-2008	10.80	0.02	(1.18)	(1.16)	—	(0.13)	—	(0.13)	9.51	(10.87)[7]	4.38	[10]	1.32	[9,11]	0.17		666	9
08-31-2007[12]	10.00	(0.03)	1.01	0.98	(0.05)	(0.13)	—	(0.18)	10.80	9.94 [6,7,15]	3.82	[8,10]	1.31	[8]	(0.32)[8]		257	3
CLASS C
02-28-2009[5]	9.51	0.11	(4.02)	(3.91)	(0.05)	(0.11)	—	(0.16)	5.44	(41.28)[6,7]	3.73	[8,10]	1.30	[8,9,20]	3.17	[8]	528	15
08-31-2008	10.80	0.02	(1.18)	(1.16)	—	(0.13)	—	(0.13)	9.51	(10.87)[7]	4.56	[10]	1.32	[9,11]	0.23		685	9
08-31-2007[12]	10.00	(0.03)	1.01	0.98	(0.05)	(0.13)	—	(0.18)	10.80	9.94 [6,7,15]	3.81	[8,10]	1.32	[8]	(0.32)[8]		232	3
CLASS R
02-28-2009[5]	9.51	0.13	(4.03)	(3.90)	(0.06)	(0.11)	—	(0.17)	5.44	(41.18)[6,7]	12.48	[8,10]	1.15	[8,9,20]	3.82	[8]	145	15
08-31-2008	10.82	0.05	(1.19)	(1.14)	(0.04)	(0.13)	—	(0.17)	9.51	(10.66)[7]	13.55	[10]	1.09	[9,11]	0.46		140	9
08-31-2007[12]	10.00	0.01	0.99	1.00	(0.05)	(0.13)	—	(0.18)	10.82	10.13 [6,7,15]	16.31	[8,10]	1.08	[8]	0.14	[8]	113	3
CLASS R1
02-28-2009[5]	9.52	0.12	(4.01)	(3.89)	(0.09)	(0.11)	—	(0.20)	5.43	(41.14)[6,7]	5.23	[8,10]	0.90	[8,9,20]	3.81	[8]	317	15
08-31-2008	10.83	0.03	(1.14)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.52	(10.42)[7]	8.37	[10]	0.87	[9,11]	0.27		285	9
08-31-2007[12]	10.00	0.03	0.99	1.02	(0.06)	(0.13)	—	(0.19)	10.83	10.28 [6,7,15]	16.14	[8,10]	0.87	[8]	0.35	[8]	111	3
CLASS R2
02-28-2009[5]	9.53	0.12	(4.00)	(3.88)	(0.11)	(0.11)	—	(0.22)	5.43	(40.99)[6,7]	2.09	[8,10]	0.65	[8,9,20]	3.62	[8]	814	15
08-31-2008	10.85	0.08	(1.17)	(1.09)	(0.10)	(0.13)	—	(0.23)	9.53	(10.26)[7]	5.67	[10]	0.63	[9,11]	0.82		1,703	9
08-31-2007[12]	10.00	0.05	0.99	1.04	(0.06)	(0.13)	—	(0.19)	10.85	10.53 [7,6,15]	15.70	[8,10]	0.62	[8]	0.59	[8]	117	3
CLASS R3
02-28-2009[5]	9.53	0.09	(3.98)	(3.89)	(0.10)	(0.11)	—	(0.21)	5.43	(41.11)[6,7]	3.87	[8,10]	0.80	[8,9,20]	2.94	[8]	884	15
08-31-2008	10.84	0.13	(1.24)	(1.11)	(0.07)	(0.13)	—	(0.20)	9.53	(10.41)[7]	5.37	[10]	0.78	[9,11]	1.22		456	9
08-31-2007[12]	10.00	0.03	1.00	1.03	(0.06)	(0.13)	—	(0.19)	10.84	10.40 [6,7,15]	14.43	[8,10]	0.81	[8]	0.34	[8]	186	3
CLASS R4
02-28-2009[5]	9.55	0.13	(4.02)	(3.89)	(0.12)	(0.11)	—	(0.23)	5.43	(40.98)[6,7]	15.02	[8,10]	0.50	[8,9,20]	3.85	[8]	108	15
08-31-2008	10.86	0.09	(1.17)	(1.08)	(0.10)	(0.13)	—	(0.23)	9.55	(10.16)[7]	11.76	[10]	0.49	[9,11]	0.90		207	9
08-31-2007[12]	10.00	0.06	0.99	1.05	(0.06)	(0.13)	—	(0.19)	10.86	10.65 [6,7,15]	15.77	[8,10]	0.52	[8]	0.70	[8]	111	3
CLASS R5
02-28-2009[5]	9.57	0.14	(4.03)	(3.89)	(0.15)	(0.11)	—	(0.26)	5.42	(40.96)[6,7]	7.32	[8,10]	0.20	[8,9,20]	4.20	[8]	203	15
08-31-2008	10.88	0.09	(1.14)	(1.05)	(0.13)	(0.13)	—	(0.26)	9.57	(9.91)[7]	7.87	[10]	0.21	[9,11]	0.92		285	9
08-31-2007[12]	10.00	0.09	0.99	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.91 [6,7,15]	15.34	[8,10]	0.23	[8]	0.98	[8]	113	3
CLASS 1
02-28-2009[5]	9.58	0.14	(4.03)	(3.89)	(0.16)	(0.11)	—	(0.27)	5.42	(40.95)[6,7]	0.15	[8,10]	0.15	[8,9,20]	4.30	[8]	232,657	15
08-31-2008	10.88	0.11	(1.15)	(1.04)	(0.13)	(0.13)	—	(0.26)	9.58	(9.81)[7]	0.17	[10]	0.17	[9,11]	1.08		280,532	9
08-31-2007[12]	10.00	0.04	1.04	1.08	(0.07)	(0.13)	—	(0.20)	10.88	10.93 [6,7,15]	0.31	[8,10]	0.20	[8]	0.39	[8]	67,149	3

See notes to financial statements	Semiannual report	Lifecycle Portfolios	49

FINANCIAL STATEMENTS

Financial highlights Continued

Lifecycle 2020 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
															Ratio
			Net												of net
			realized	Total							Ratio of		Ratio		investment		Net
	Net asset	Net	and	from	From net						gross		of net		income		assets,
	value,	invest-	unrealized	invest-	invest-		From		Net asset		expenses		expenses to		(loss) to		end of
	beginning	ment in-	gain (loss)	ment	ment	From net	capital	Total	value, end	Total	to average		average net		average		period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	net assets		assets		net assets		thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]		(%)[4]		(%)[1]		($)	(%)
CLASS A
02-28-2009[5]	9.65	0.16	(3.86)	(3.70)	(0.16)	(0.12)	—	(0.28)	5.67	(38.62)[6,7]	1.03	[8,10]	0.60	[8,9,20]	4.74	[8]	4,224	14
08-31-2008	10.80	0.12	(1.05)	(0.93)	(0.11)	(0.11)	—	(0.22)	9.65	(8.82)[7]	1.15	[10]	0.62	[9,11]	1.18		4,285	10
08-31-2007[12]	10.00	0.04	0.94	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.87 [6,7,16]	1.59	[8,10]	0.64	[8]	0.49	[8]	1,491	7
CLASS B
02-28-2009[5]	9.60	0.13	(3.83)	(3.70)	(0.10)	(0.12)	—	(0.22)	5.68	(38.80)[6,7]	2.93	[8,10]	1.30	[8,9,20]	3.81	[8]	780	14
08-31-2008	10.75	0.07	(1.08)	(1.01)	(0.03)	(0.11)	—	(0.14)	9.60	(9.52)[7]	2.72	[10]	1.32	[9,11]	0.68		1,278	10
08-31-2007[12]	10.00	0.01	0.91	0.92	(0.06)	(0.11)	—	(0.17)	10.75	9.24 [6,7,16]	3.29	[8,10]	1.32	[8]	0.06	[8]	607	7
CLASS C
02-28-2009[5]	9.60	0.14	(3.84)	(3.70)	(0.10)	(0.12)	—	(0.22)	5.68	(38.80)[6,7]	2.90	[8,10]	1.30	[8,9,20]	3.93	[8]	775	14
08-31-2008	10.75	0.08	(1.09)	(1.01)	(0.03)	(0.11)	—	(0.14)	9.60	(9.52)[7]	2.94	[10]	1.32	[9,11]	0.76		1,132	10
08-31-2007[12]	10.00	— [13]	0.92	0.92	(0.06)	(0.11)	—	(0.17)	10.75	9.24 [6,7,16]	3.52	[8,10]	1.32	[8]	—	[8,13]	613	7
CLASS R
02-28-2009[5]	9.59	0.12	(3.81)	(3.69)	(0.11)	(0.12)	—	(0.23)	5.67	(38.74)[6,7]	8.50	[8,10]	1.15	[8,9,20]	3.61	[8]	263	14
08-31-2008	10.76	0.08	(1.07)	(0.99)	(0.07)	(0.11)	—	(0.18)	9.59	(9.32)[7]	10.14	[10]	1.10	[9,11]	0.81		211	10
08-31-2007[12]	10.00	0.05	0.87	0.92	(0.05)	(0.11)	—	(0.16)	10.76	9.33 [6,7,16]	16.25	[8,10]	1.08	[8]	0.52	[8]	119	7
CLASS R1
02-28-2009[5]	9.61	0.16	(3.86)	(3.70)	(0.13)	(0.12)	—	(0.25)	5.66	(38.76)[6,7]	2.87	[8,10]	0.90	[8,9,20]	4.65	[8]	720	14
08-31-2008	10.78	0.08	(1.04)	(0.96)	(0.10)	(0.11)	—	(0.21)	9.61	(9.07)[7]	9.71	[10]	0.86	[9,11]	0.77		250	10
08-31-2007[12]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.58 [6,7,16]	16.14	[8,10]	0.87	[8]	0.74	[8]	110	7
CLASS R2
02-28-2009[5]	9.63	0.17	(3.87)	(3.70)	(0.15)	(0.12)	—	(0.27)	5.66	(38.67)[6,7]	1.99	[8,10]	0.65	[8,9,20]	4.76	[8]	918	14
08-31-2008	10.79	0.07	(0.99)	(0.92)	(0.13)	(0.11)	—	(0.24)	9.63	(8.73)[7]	3.70	[10]	0.64	[9,11]	0.74		1,520	10
08-31-2007[12]	10.00	0.08	0.88	0.96	(0.06)	(0.11)	—	(0.17)	10.79	9.72 [6,7,16]	15.23	[8,10]	0.62	[8]	0.92	[8]	214	7
CLASS R3
02-28-2009[5]	9.62	0.15	(3.85)	(3.70)	(0.14)	(0.12)	—	(0.26)	5.66	(38.73)[6,7]	3.05	[8,10]	0.80	[8,9,20]	4.49	[8]	659	14
08-31-2008	10.78	0.15	(1.10)	(0.95)	(0.10)	(0.11)	—	(0.21)	9.62	(8.98)[7]	3.97	[10]	0.78	[9,11]	1.48		825	10
08-31-2007[12]	10.00	0.07	0.88	0.95	(0.06)	(0.11)	—	(0.17)	10.78	9.59 [6,7,16]	15.58	[8,10]	0.80	[8]	0.80	[8]	126	7
CLASS R4
02-28-2009[5]	9.64	0.16	(3.85)	(3.69)	(0.17)	(0.12)	—	(0.29)	5.66	(38.61)[6,7]	13.93	[8,10]	0.50	[8,9,20]	4.76	[8]	118	14
08-31-2008	10.80	0.16	(1.08)	(0.92)	(0.13)	(0.11)	—	(0.24)	9.64	(8.72)[7]	13.87	[10]	0.48	[9,11]	1.50		138	10
08-31-2007[12]	10.00	0.10	0.88	0.98	(0.07)	(0.11)	—	(0.18)	10.80	9.85 [6,7,16]	15.75	[8,10]	0.52	[8]	1.09	[8]	110	7
CLASS R5
02-28-2009[5]	9.66	0.17	(3.85)	(3.68)	(0.20)	(0.12)	—	(0.32)	5.66	(38.47)[6,7]	3.01	[8,10]	0.20	[8,9,20]	4.99	[8]	513	14
08-31-2008	10.82	0.19	(1.08)	(0.89)	(0.16)	(0.11)	—	(0.27)	9.66	(8.47)[7]	6.46	[10]	0.21	[9,11]	1.83		758	10
08-31-2007[12]	10.00	0.10	0.90	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.11 [6,7,16]	8.22	[8,10]	0.23	[8]	1.08	[8]	272	7
CLASS 1
02-28-2009[5]	9.67	0.17	(3.86)	(3.69)	(0.20)	(0.12)	—	(0.32)	5.66	(38.47)[6,7]	0.15	[8]	0.15	[8,9,20]	5.06	[8]	230,400	14
08-31-2008	10.82	0.15	(1.03)	(0.88)	(0.16)	(0.11)	—	(0.27)	9.67	(8.38)[7]	0.17	[10]	0.17	[9,11]	1.49		276,252	10
08-31-2007[12]	10.00	0.07	0.93	1.00	(0.07)	(0.11)	—	(0.18)	10.82	10.22 [6,7,16]	0.32	[8,10]	0.20	[8]	0.78	[8]	64,901	7

50	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Financial highlights Continued

Lifecycle 2015 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
															Ratio
			Net												of net
			realized	Total							Ratio of		Ratio		investment		Net
	Net asset	Net	and	from	From net						gross		of net		income		assets,
	value,	invest-	unrealized	invest-	invest-		From		Net asset		expenses		expenses to		(loss) to		end of
	beginning	ment in-	gain (loss)	ment	ment	From net	capital	Total	value, end	Total	to average		average net		average		period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	net assets		assets		net assets		thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]		(%)[4]		(%)[1]		($)	(%)
CLASS A
02-28-2009[5]	9.66	0.20	(3.62)	(3.42)	(0.21)	(0.13)	—	(0.34)	5.90	(35.66)[6,7]	1.19	[8,10]	0.61	[8,9,20]	5.71	[8]	2,634	17
08-31-2008	10.65	0.18	(0.92)	(0.74)	(0.14)	(0.11)	—	(0.25)	9.66	(7.16)[7]	1.43		0.63	[9,11]	1.74		2,776	10
08-31-2007[12]	10.00	0.07	0.76	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.37 [6,7,17]	2.19	[8,10]	0.63	[8]	0.86	[8]	836	9
CLASS B
02-28-2009[5]	9.61	0.17	(3.59)	(3.42)	(0.15)	(0.13)	—	(0.28)	5.91	(35.84)[6,7]	3.36	[8,10]	1.31	[8,9,20]	4.74	[8]	590	17
08-31-2008	10.60	0.13	(0.95)	(0.82)	(0.06)	(0.11)	—	(0.17)	9.61	(7.86)[7]	3.46		1.32	[9,11]	1.27		902	10
08-31-2007[12]	10.00	0.04	0.73	0.77	(0.08)	(0.09)	—	(0.17)	10.60	7.74 [6,7,17]	3.28	[8,10]	1.32	[8]	0.46	[8]	458	9
CLASS C
02-28-2009[5]	9.61	0.18	(3.61)	(3.43)	(0.15)	(0.13)	—	(0.28)	5.90	(35.95)[6,7]	3.06	[8,10]	1.31	[8,9,20]	5.08	[8]	614	17
08-31-2008	10.60	0.12	(0.94)	(0.82)	(0.06)	(0.11)	—	(0.17)	9.61	(7.86)[7]	4.53		1.33	[9,11]	1.15		762	10
08-31-2007[12]	10.00	0.06	0.71	0.77	(0.08)	(0.09)	—	(0.17)	10.60	7.74 [6,7,17]	4.01	[8,10]	1.32	[8]	0.65	[8]	261	9
CLASS R
02-28-2009[5]	9.61	0.17	(3.59)	(3.42)	(0.16)	(0.13)	—	(0.29)	5.90	(35.83)[6,7]	12.01	[8,10]	1.16	[8,9,20]	4.73	[8]	152	17
08-31-2008	10.62	0.14	(0.94)	(0.80)	(0.10)	(0.11)	—	(0.21)	9.61	(7.66)[7]	12.94		1.10	[9,11]	1.39		169	10
08-31-2007[12]	10.00	0.09	0.70	0.79	(0.08)	(0.09)	—	(0.17)	10.62	7.93 [6,7,17]	16.63	[8,10]	1.08	[8]	0.99	[8]	110	9
CLASS R1
02-28-2009[5]	9.62	0.20	(3.61)	(3.41)	(0.19)	(0.13)	—	(0.32)	5.89	(35.79)[6,7]	8.73	[8,10]	0.91	[8,9,20]	5.70	[8]	200	17
08-31-2008	10.63	0.16	(0.93)	(0.77)	(0.13)	(0.11)	—	(0.24)	9.62	(7.41)[7]	8.84		0.86	[9,11]	1.61		207	10
08-31-2007[12]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.08 [6,7,17]	16.47	[8,10]	0.87	[8]	1.21	[8]	108	9
CLASS R2
02-28-2009[5]	9.64	0.21	(3.62)	(3.41)	(0.21)	(0.13)	—	(0.34)	5.89	(35.70)[6,7]	2.28	[8,10]	0.66	[8,9,20]	5.81	[8]	915	17
08-31-2008	10.65	0.16	(0.90)	(0.74)	(0.16)	(0.11)	—	(0.27)	9.64	(7.16)[7]	5.34		0.64	[9,11]	1.57		1,202	10
08-31-2007[12]	10.00	0.12	0.71	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.33 [6,7,17]	15.31	[8,10]	0.62	[8]	1.34	[8]	161	9
CLASS R3
02-28-2009[5]	9.63	0.17	(3.59)	(3.42)	(0.19)	(0.13)	—	(0.32)	5.89	(35.77)[6,7]	3.60	[8,10]	0.81	[8,9,20]	4.70	[8]	549	17
08-31-2008	10.63	0.15	(0.91)	(0.76)	(0.13)	(0.11)	—	(0.24)	9.63	(7.32)[7]	6.20		0.81	[9,11]	1.48		693	10
08-31-2007[12]	10.00	0.11	0.69	0.80	(0.08)	(0.09)	—	(0.17)	10.63	8.10 [6,7,17]	16.38	[8,10]	0.80	[8]	1.28	[8]	108	9
CLASS R4
02-28-2009[5]	9.65	0.20	(3.61)	(3.41)	(0.22)	(0.13)	—	(0.35)	5.89	(35.63)[6,7]	10.28	[8,10]	0.51	[8,9,20]	5.70	[8]	169	17
08-31-2008	10.65	0.21	(0.94)	(0.73)	(0.16)	(0.11)	—	(0.27)	9.65	(7.06)[7]	12.64		0.50	[9,11]	2.02		172	10
08-31-2007[12]	10.00	0.14	0.69	0.83	(0.09)	(0.09)	—	(0.18)	10.65	8.35 [6,7,17]	16.08	[8,10]	0.52	[8]	1.56	[8]	108	9
CLASS R5
02-28-2009[5]	9.67	0.21	(3.61)	(3.40)	(0.25)	(0.13)	—	(0.38)	5.89	(35.50)[6,7]	4.90	[8,10]	0.21	[8,9,20]	5.83	[8]	70	17
08-31-2008	10.67	0.18	(0.88)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.67	(6.81)[7]	5.09		0.22	[9,11]	1.81		464	10
08-31-2007[12]	10.00	0.16	0.69	0.85	(0.09)	(0.09)	—	(0.18)	10.67	8.61 [6,7,17]	15.77	[8,10]	0.23	[8]	1.84	[8]	109	9
CLASS 1
02-28-2009[5]	9.68	0.21	(3.61)	(3.40)	(0.26)	(0.13)	—	(0.39)	5.89	(35.51)[6,7]	0.16	[8,10]	0.16	[8,9,20]	5.92	[8]	181,327	17
08-31-2008	10.68	0.21	(0.91)	(0.70)	(0.19)	(0.11)	—	(0.30)	9.68	(6.80)[7]	0.18		0.18	[9]	2.12		216,679	10
08-31-2007[12]	10.00	0.10	0.76	0.86	(0.09)	(0.09)	—	(0.18)	10.68	8.72 [6,7,17]	0.36	[8,10]	0.20	[8]	1.19	[8]	55,723	9

See notes to financial statements	Semiannual report	Lifecycle Portfolios	51

FINANCIAL STATEMENTS

Financial highlights Continued

Lifecycle 2010 Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
															Ratio
			Net												of net
			realized	Total							Ratio of		Ratio		investment		Net
	Net asset	Net	and	from	From net						gross		of net		income		assets,
	value,	invest-	unrealized	invest-	invest-		From		Net asset		expenses		expenses to		(loss) to		end of
	beginning	ment in-	gain (loss)	ment	ment	From net	capital	Total	value, end	Total	to average		average net		average		period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	net assets		assets		net assets		thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]		(%)[4]		(%)[1]		($)	(%)
CLASS A
02-28-2009[5]	9.69	0.22	(3.30)	(3.08)	(0.26)	(0.13)	—	(0.39)	6.22	(32.10)[6,7]	1.40	[8,10]	0.63	[8,9,20]	6.14	[8]	1,726	17
08-31-2008	10.54	0.23	(0.83)	(0.60)	(0.16)	(0.09)	—	(0.25)	9.69	(5.87)[7]	1.61	[10]	0.65	[9,11]	2.28		2,050	14
08-31-2007[12]	10.00	0.12	0.57	0.69	(0.09)	(0.06)	—	(0.15)	10.54	6.99 [6,7,18]	2.45	[8,10]	0.63	[8]	1.42	[8]	665	17
CLASS B
02-28-2009[5]	9.65	0.20	(3.30)	(3.10)	(0.19)	(0.13)	—	(0.32)	6.23	(32.35)[6,7]	8.79	[8,10]	1.33	[8,9,20]	5.37	[8]	182	17
08-31-2008	10.49	0.20	(0.87)	(0.67)	(0.08)	(0.09)	—	(0.17)	9.65	(6.48)[7]	8.12	[10]	1.35	[9,11]	1.96		224	14
08-31-2007[12]	10.00	0.11	0.52	0.63	(0.08)	(0.06)	—	(0.14)	10.49	6.36 [6,7,18]	5.13	[8,10]	1.30	[8]	1.23	[8]	131	17
CLASS C
02-28-2009[5]	9.66	0.19	(3.30)	(3.11)	(0.19)	(0.13)	—	(0.32)	6.23	(32.42)[6,7]	3.20	[8,10]	1.34	[8,9,20]	5.08	[8]	823	17
08-31-2008	10.50	0.19	(0.86)	(0.67)	(0.08)	(0.09)	—	(0.17)	9.66	(6.47)[7]	3.21	[10]	1.35	[9,11]	1.85		985	14
08-31-2007[12]	10.00	0.10	0.54	0.64	(0.08)	(0.06)	—	(0.14)	10.50	6.46 [6,7,18]	4.20	[8,10]	1.32	[8]	1.15	[8]	415	17
CLASS R
02-28-2009[5]	9.65	0.18	(3.27)	(3.09)	(0.21)	(0.13)	—	(0.34)	6.22	(32.31)[6,7]	18.66	[8,10]	1.18	[8,9,20]	4.89	[8]	107	17
08-31-2008	10.51	0.22	(0.86)	(0.64)	(0.13)	(0.09)	—	(0.22)	9.65	(6.27)[7]	16.36	[10]	1.12	[9,11]	2.16		102	14
08-31-2007[12]	10.00	0.13	0.52	0.65	(0.08)	(0.06)	—	(0.14)	10.51	6.56 [6,7,18]	17.12	[8,10]	1.09	[8]	1.49	[8]	107	17
CLASS R1
02-28-2009[5]	9.66	0.21	(3.30)	(3.09)	(0.23)	(0.13)	—	(0.36)	6.21	(32.27)[6,7]	15.78	[8,10]	0.93	[8,9,20]	5.67	[8]	88	17
08-31-2008	10.52	0.23	(0.85)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.66	(6.02)[7]	14.92	[10]	0.87	[9,11]	2.30		126	14
08-31-2007[12]	10.00	0.15	0.52	0.67	(0.09)	(0.06)	—	(0.15)	10.52	6.70 [6,7,18]	16.89	[8,10]	0.87	[8]	1.70	[8]	107	17
CLASS R2
02-28-2009[5]	9.68	0.22	(3.31)	(3.09)	(0.25)	(0.13)	—	(0.38)	6.21	(32.18)[6,7]	2.08	[8,10]	0.68	[8,9,20]	5.78	[8]	727	17
08-31-2008	10.54	0.18	(0.77)	(0.59)	(0.18)	(0.09)	—	(0.27)	9.68	(5.77)[7]	3.54	[10]	0.69	[9,11]	1.87		2,274	14
08-31-2007[12]	10.00	0.17	0.52	0.69	(0.09)	(0.06)	—	(0.15)	10.54	6.95 [6,7,18]	16.62	[8,10]	0.62	[8]	1.95	[8]	107	17
CLASS R3
02-28-2009[5]	9.67	0.21	(3.30)	(3.09)	(0.24)	(0.13)	—	(0.37)	6.21	(32.25)[6,7]	3.29	[8,10]	0.83	[8,9,20]	5.84	[8]	596	17
08-31-2008	10.53	0.26	(0.88)	(0.62)	(0.15)	(0.09)	—	(0.24)	9.67	(6.02)[7]	3.95	[10]	0.82	[9,11]	2.64		795	14
08-31-2007[12]	10.00	0.16	0.52	0.68	(0.09)	(0.06)	—	(0.15)	10.53	6.82 [6,7,18]	16.81	[8,10]	0.80	[8]	1.77	[8]	107	17
CLASS R4
02-28-2009[5]	9.69	0.22	(3.30)	(3.08)	(0.27)	(0.13)	—	(0.40)	6.21	(32.12)[6,7]	17.64	[8,10]	0.53	[8,9,20]	5.74	[8]	61	17
08-31-2008	10.55	0.26	(0.85)	(0.59)	(0.18)	(0.09)	—	(0.27)	9.69	(5.76)[7]	12.38	[10]	0.53	[9,11]	2.56		205	14
08-31-2007[12]	10.00	0.18	0.52	0.70	(0.09)	(0.06)	—	(0.15)	10.55	7.08 [6,7,18]	16.51	[8,10]	0.52	[8]	2.06	[8]	107	17
CLASS R5
02-28-2009[5]	9.71	0.21	(3.28)	(3.07)	(0.30)	(0.13)	—	(0.43)	6.21	(31.99)[6,7]	7.66	[8,10]	0.24	[8,9,20]	5.48	[8]	122	17
08-31-2008	10.57	0.24	(0.80)	(0.56)	(0.21)	(0.09)	—	(0.30)	9.71	(5.51)[7]	10.30	[10]	0.25	[9,11]	2.41		498	14
08-31-2007[12]	10.00	0.21	0.52	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.33 [6,7,18]	16.20	[8,10]	0.23	[8]	2.34	[8]	107	17
CLASS 1
02-28-2009[5]	9.72	0.23	(3.31)	(3.08)	(0.30)	(0.13)	—	(0.43)	6.21	(32.02)[6,7]	0.18	[8,10]	0.18	[8,9,20]	6.39	[8]	102,558	17
08-31-2008	10.57	0.26	(0.81)	(0.55)	(0.21)	(0.09)	—	(0.30)	9.72	(5.41)[7]	0.21	[10]	0.20	[9]	2.61		121,337	14
08-31-2007[12]	10.00	0.16	0.57	0.73	(0.10)	(0.06)	—	(0.16)	10.57	7.34 [6,7,18]	0.56	[8,10]	0.20	[8]	1.78	[8]	25,428	17

52	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Financial highlights Continued

Lifecycle Retirement Portfolio
Per share operating performance for a share outstanding throughout each period											Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions						Ratios to average net assets
															Ratio
			Net												of net
			realized	Total							Ratio of		Ratio		investment		Net
	Net asset	Net	and	from	From net						gross		of net		income		assets,
	value,	invest-	unrealized	invest-	invest-		From		Net asset		expenses		expenses to		(loss) to		end of
	beginning	ment in-	gain (loss)	ment	ment	From net	capital	Total	value, end	Total	to average		average net		average		period (in	Portfolio
	of period	come (loss)	on invest-	operations	income	realized	paid-in	distribu-	of period	return	net assets		assets		net assets		thousands)	turnover
Period ended	($)	($)[1,2]	ments ($)	($)	($)	gain ($)	($)	tions ($)	($)	(%)[3]	(%)[4]		(%)[4]		(%)[1]		($)	(%)
CLASS A
02-28-2009[5]	9.49	0.23	(3.27)	(3.04)	(0.23)	(0.12)	—	(0.35)	6.10	(32.46)[6,7]	0.79	[8,10]	0.66	[8,9,20]	6.42	[8]	6,313	34
08-31-2008	10.33	0.27	(0.70)	(0.43)	(0.30)	(0.11)	—	(0.41)	9.49	(4.35)[7]	0.86	[10]	0.68	[9,11]	2.69		10,640	59
08-31-2007[12]	10.00	0.15	0.46	0.61	(0.20)	(0.08)	—	(0.28)	10.33	6.19 [6,7,19]	1.24	[8,10]	0.68	[8]	1.82	[8]	4,270	56
CLASS B
02-28-2009[5]	9.47	0.19	(3.25)	(3.06)	(0.20)	(0.12)	—	(0.32)	6.09	(32.68)[6,7]	5.33	[8,10]	1.36	[8,9,20]	5.41	[8]	309	34
08-31-2008	10.31	0.24	(0.74)	(0.50)	(0.23)	(0.11)	—	(0.34)	9.47	(5.03)[7]	4.50	[10]	1.37	[9,11]	2.37		431	59
08-31-2007[12]	10.00	0.15	0.39	0.54	(0.15)	(0.08)	—	(0.23)	10.31	5.47 [6,7,19]	3.17	[8,10]	1.36	[8]	1.69	[8]	387	56
CLASS C
02-28-2009[5]	9.47	0.21	(3.27)	(3.06)	(0.20)	(0.12)	—	(0.32)	6.09	(32.68)[6,7]	1.67	[8,10]	1.36	[8,9,20]	5.77	[8]	2,827	34
08-31-2008	10.31	0.18	(0.68)	(0.50)	(0.23)	(0.11)	—	(0.34)	9.47	(5.03)[7]	1.66	[10]	1.38	[9,11]	1.80		6,374	59
08-31-2007[12]	10.00	0.11	0.43	0.54	(0.15)	(0.08)	—	(0.23)	10.31	5.48 [6,7,19]	2.59	[8,10]	1.38	[8]	1.26	[8]	1,358	56
CLASS R
02-28-2009[5]	9.47	0.21	(3.26)	(3.05)	(0.21)	(0.12)	—	(0.33)	6.09	(32.63)[6,7]	21.06	[8,10]	1.21	[8,9,20]	5.82	[8]	68	34
08-31-2008	10.31	0.25	(0.72)	(0.47)	(0.26)	(0.11)	—	(0.37)	9.47	(4.78)[7]	15.33	[10]	1.14	[9,11]	2.49		101	59
08-31-2007[12]	10.00	0.18	0.37	0.55	(0.16)	(0.08)	—	(0.24)	10.31	5.55 [6,7,19]	16.32	[8,10]	1.12	[8]	2.04	[8]	106	56
CLASS R1
02-28-2009[5]	9.47	0.19	(3.24)	(3.05)	(0.21)	(0.12)	—	(0.33)	6.09	(32.54)[6,7]	18.19	[8,10]	0.96	[8,9,20]	5.41	[8]	90	34
08-31-2008	10.31	0.27	(0.72)	(0.45)	(0.28)	(0.11)	—	(0.39)	9.47	(4.54)[7]	16.11	[10]	0.89	[9,11]	2.73		102	59
08-31-2007[12]	10.00	0.19	0.38	0.57	(0.18)	(0.08)	—	(0.26)	10.31	5.73 [6,7,19]	16.09	[8,10]	0.91	[8]	2.25	[8]	106	56
CLASS R2
02-28-2009[5]	9.47	0.23	(3.27)	(3.04)	(0.22)	(0.12)	—	(0.34)	6.09	(32.45)[6,7]	11.80	[8,10]	0.71	[8,9,20]	6.46	[8]	136	34
08-31-2008	10.31	0.26	(0.68)	(0.42)	(0.31)	(0.11)	—	(0.42)	9.47	(4.30)[7]	11.61	[10]	0.66	[9,11]	2.67		157	59
08-31-2007[12]	10.00	0.22	0.37	0.59	(0.20)	(0.08)	—	(0.28)	10.31	5.90 [6,7,19]	15.77	[8,10]	0.66	[8]	2.49	[8]	110	56
CLASS R3
02-28-2009[5]	9.48	0.19	(3.23)	(3.04)	(0.22)	(0.12)	—	(0.34)	6.10	(32.46)[6,7]	10.29	[8,10]	0.86	[8,9,20]	5.37	[8]	127	34
08-31-2008	10.31	0.29	(0.72)	(0.43)	(0.29)	(0.11)	—	(0.40)	9.48	(4.39)[7]	10.74	[10]	0.84	[9,11]	2.89		184	59
08-31-2007[12]	10.00	0.20	0.37	0.57	(0.18)	(0.08)	—	(0.26)	10.31	5.77 [6,7,19]	16.01	[8,10]	0.84	[8]	2.32	[8]	106	56
CLASS R4
02-28-2009[5]	9.48	0.23	(3.26)	(3.03)	(0.23)	(0.12)	—	(0.35)	6.10	(32.35)[6,7]	18.64	[8,10]	0.56	[8,9,20]	6.43	[8]	84	34
08-31-2008	10.32	0.31	(0.73)	(0.42)	(0.31)	(0.11)	—	(0.42)	9.48	(4.22)[7]	15.77	[10]	0.54	[9,11]	3.08		103	59
08-31-2007[12]	10.00	0.23	0.37	0.60	(0.20)	(0.08)	—	(0.28)	10.32	6.07 [7,6,20]	15.71	[8,10]	0.55	[8]	2.60	[8]	106	56
CLASS R5
02-28-2009[5]	9.49	0.24	(3.26)	(3.02)	(0.25)	(0.12)	—	(0.37)	6.10	(32.32)[6,7]	17.40	[8,10]	0.26	[8,9,20]	6.76	[8]	85	34
08-31-2008	10.32	0.33	(0.71)	(0.38)	(0.34)	(0.11)	—	(0.45)	9.49	(3.86)[7]	15.17	[10]	0.25	[9,11]	3.33		111	59
08-31-2007[12]	10.00	0.25	0.37	0.62	(0.22)	(0.08)	—	(0.30)	10.32	6.27 [6,7,19]	15.41	[8,10]	0.27	[8]	2.89	[8]	106	56
CLASS 1
02-28-2009[5]	9.49	0.24	(3.27)	(3.03)	(0.24)	(0.12)	—	(0.36)	6.10	(32.29)[6,7]	0.21	[8,10]	0.21	[8,9,20]	6.78	[8]	174,499	34
08-31-2008	10.32	0.28	(0.66)	(0.38)	(0.34)	(0.11)	—	(0.45)	9.49	(3.83)[7]	0.23	[10]	0.23	[9]	2.84		213,362	59
08-31-2007[12]	10.00	0.19	0.43	0.62	(0.22)	(0.08)	—	(0.30)	10.32	6.29 [6,7,19]	0.38	[8,10]	0.25	[8]	2.24	[8]	65,651	56

See notes to financial statements	Semiannual report	Lifecycle Portfolios	53

FINANCIAL STATEMENTS

Financial highlights Continued

Notes to Financial Highlights

[1]	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
[2]	Based on the average of the shares outstanding.
[3]	Assumes dividend reinvestment and does not reflect the effect of sales charges.
[4]	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
[5]	Unaudited.
[6]	Not annualized.
[7]	Total returns would have been lower had certain expenses not been reduced during the periods shown.
[8]	Annualized.
[9]	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2045	2040	2035	2030	2025	2020	2015	2010	Retirement
8/31/08	0.49%–1.13%	0.49%–1.13%	0.49%–1.13%	0.49%–1.13%	0.49%–1.13%	0.49%–1.13%	0.49%–1.13%	0.49%–1.13%	0.49%–1.13%
2/28/09	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%	0.06%–1.80%

[10]	Does not take into consideration expense reductions during the periods shown.
[11]	Includes transfer agent fee earned credits of less than 0.01% of average net assets.
[12]	Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares began operations on 10-30-06.
[13]	Less than $0.01 per share.
[14]	The Adviser made a payment to the Portfolio of $1,696. Excluding this payment, total returns would have been 11.00%, 11.26% and 11.52% for Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R1, Class R2 and Class 1. See Note 1.
[15]	The Adviser made a payment to the Portfolio of $2,707. Excluding this payment, total returns would have been 10.03% and 10.91% for Class R and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1, Class R2, Class R3, Class R4 and Class 1. See Note 1.
[16]	The Adviser made a payment to the Portfolio of $2,881. Excluding this payment, total returns would have been 9.48% and 10.12% for Class R1 and Class 1, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R, Class R2, Class R3, Class R4 and Class R5. See Note 1.
[17]	The Adviser made a payment to the Portfolio of $6,640. Excluding this payment, total returns would have been 7.83%, 7.98% and 8.22% for Class R, Class R1 and Class R2, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R3, Class R4, Class R5 and Class 1. See Note 1.
[18]	The Adviser made a payment to the Portfolio of $4,286. Excluding this payment, total returns would have been 6.45%, 6.85%, 6.72%, 6.97% and 7.23% for Class R, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C, Class R1 and Class 1. See Note 1.
[19]	The Adviser made a payment to the Portfolio of $21,459. Excluding this payment, total returns would have been 5.45%, 5.63%, 5.90%, 5.67%, 5.97% and 6.17% for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5, respectively. There was no effect to the total returns for Class A, Class B, Class C and Class 1. See Note 1.
[20]	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

54	Lifecycle Portfolios	Semiannual report	See notes to financial statements

Notes to financial statements (unaudited)

1. Organization of the Trust
The John Hancock Funds II (the Trust or JHF II) is an open-end management investment company organized as a Massachusetts business trust. It is a series company, which means that it has several funds, each with a stated investment objective that it pursues through separate non-investment policies. The Trust currently offers ninety-five separate investment funds, nine of which are presented in this report and are non-diversified for purposes of the Investment Company Act of 1940, as amended (the 1940 Act).

The Lifecycle Portfolios operate as “fund of funds” investing in Class NAV shares of underlying funds of the Trust, John Hancock Funds (JHF) and John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock funds complex. The Portfolios may also invest in unaffiliated underlying funds and other permitted security investments.

The JHF and JHF III funds are retail mutual funds advised by John Hancock Investment Management Services, LLC (JHIMS or the Adviser) and distributed by John Hancock Funds, LLC (the Distributor).

The accounting policies of the affiliated underlying funds of the Trust are outlined in the shareholder reports for such funds, available without charge by calling 1-800-225-5291 or on the Securities and Exchange Commission (SEC) Web site at www.sec.gov, or at the Commission’s public reference room in Washington, D.C. The affiliated underlying funds are not covered by this report.

JHIMS, a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA) serves as investment adviser for the Trust and the Distributor, an affiliate of the Adviser, serves as principal underwriter. John Hancock Life Insurance Company of New York (John Hancock New York) is a wholly owned subsidiary of John Hancock USA. John Hancock USA and John Hancock New York are indirect wholly owned subsidiaries of the Manufactures Life Insurance Company (Manulife), which in turn is a wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

The Board of Trustees have authorized the issuance of multiple classes of shares of the Portfolios, including classes designated as Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares. Class A, Class B and Class C shares are open to all retail investors. Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. The shares of each class represent an interest in the same portfolio of investments of the Portfolios, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the SEC and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan. Class B shares will convert to Class A shares eight years after purchase.

At February 28, 2009, John Hancock USA owned shares of beneficial interest for the following Portfolios:

Portfolio	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5
Lifecycle 2045	10,586	10,623	10,675	—	—	10,752	10,813
Lifecycle 2040	—	10,633	—	—	—	10,763	—
Lifecycle 2035	—	—	—	—	—	—	—
Lifecycle 2030	—	—	—	—	—	10,759	—
Lifecycle 2025	—	10,638	—	—	—	—	—
Lifecycle 2020	—	—	—	—	—	10,876	—
Lifecycle 2015	—	10,840	—	—	—	11,005	—
Lifecycle 2010	—	10,869	10,936	—	—	—	—
Lifecycle Retirement	—	11,119	11,181	11,243	11,196	11,267	11,337

2. Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. The following summarizes the significant accounting policies of the Portfolios:

Security valuation
Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. Investments by the Portfolio in underlying affiliated funds are valued at their respective net asset values each business day and securities in the underlying funds are valued in accordance with their respective valuation polices, as outlined in the underlying funds’ financial statements. Securities held by the Portfolio and by the underlying affiliated funds are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Semiannual report	Lifecycle Portfolios	55

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Portfolio adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements,” effective with the beginning of the Portfolio’s fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.

The three levels of hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Portfolio’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables are a summary of the inputs used to value the Portfolios’ net assets as of February 28, 2009. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Lifecycle 2045
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	*
Level 1 — Quoted Prices	$95,559,155	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$95,559,155	—

Lifecycle 2040
	Investments In	Other Financial
Valuation Inputs:	Securities	Instruments	*
Level 1 — Quoted Prices	$103,616,421	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$103,616,421	—

Lifecycle 2035
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	*
Level 1 — Quoted Prices	$143,207,401	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$143,207,401	—

Lifecycle 2030
	Investments In	Other Financial
Valuation Inputs:	Securities	Instruments	*
Level 1 — Quoted Prices	$189,613,205	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$189,613,205

Lifecycle 2025
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	*
Level 1 — Quoted Prices	$239,330,571	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$239,330,571	—

Lifecycle 2020
	Investments In	Other Financial
Valuation Inputs:	Securities	Instruments	*
Level 1 — Quoted Prices	$239,399,723	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$239,399,723	—

Lifecycle 2015
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments	*
Level 1 — Quoted Prices	$187,247,962	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$187,247,962	—

Lifecycle 2010
	Investments In	Other Financial
Valuation Inputs:	Securities	Instruments	*
Level 1 — Quoted Prices	$106,974,353	—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$106,974,353	—

Lifecycle Retirement
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments *
Level 1— Quoted Prices	$173,188,278	($605,314)
Level 2 — Other Significant Observable Inputs	8,775,372	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$181,963,650	($605,314)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

56	Lifecycle Portfolios	Semiannual report

Security transactions and related investment income
Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

The Portfolio uses the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Overdrafts
Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to a Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property that is not segregated, to the extent of any overdraft.

Expenses
The majority of expenses are directly identifiable to an individual Portfolio. Trust expenses that are not readily identifiable to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Portfolios. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations
Income, common expenses and realized and unrealized gains (losses) are determined at the Portfolio level and allocated daily to each Class of shares based on the appropriate net asset value of the respective series. Class-specific expenses, including distribution and service fees, transfer agent fees, registration fees and printing and postage fees are calculated daily at the series level based on the appropriate net asset value of each series and the specific expense rate(s) applicable to each class.

Expenses not directly attributable to a particular Portfolio or share class are allocated based on the relative share of net assets of each Portfolio or share class at the time the expense was incurred. Expenses in the Lifecycle Portfolios’ Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying affiliated funds. Because the affiliated underlying funds have varied expense levels and the Lifecycle Portfolios may own different proportions of the affiliated underlying funds at different times, the amount of fees and expenses incurred indirectly by the Lifecycle Portfolios will vary.

Federal income taxes
Each Portfolio qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2008, the Portfolios had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolios’ federal tax returns filed in the two year period ended August 31, 2008 remain subject to examination by the Internal Revenue Service.

The cost of investments owned on February 28, 2009, including short-term investments, for federal income tax purposes, was as follows:

		Unrealized	Unrealized	Net Unrealized
Portfolio	Aggregate Cost	Appreciation	Depreciation	Depreciation
Lifecycle 2045	$149,268,599	$6,263	($53,715,707)	($53,709,444)
Lifecycle 2040	165,675,067	7,659	(62,066,305)	(62,058,646)
Lifecycle 2035	232,189,388	10,585	(88,992,572)	(88,981,987)
Lifecycle 2030	307,384,924	21,343	(117,793,062)	(117,771,719)
Lifecycle 2025	378,934,860	42,969	(139,647,258)	(139,604,289)
Lifecycle 2020	370,328,501	40,807	(130,969,585)	(130,928,778)
Lifecycle 2015	280,750,906	93,365	(93,596,309)	(93,502,944)
Lifecycle 2010	155,017,090	101,331	(48,144,068)	(48,042,737)
Lifecycle Retirement	256,959,845	148,289	(75,144,484)	(74,996,195)

Distribution of income and gains
The Portfolios record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Portfolios, except for Lifecycle Retirement, generally declare and pay income dividends and capital gains distributions, if any, annually. The Lifecycle Retirement Portfolio generally declares and pays income dividends quarterly and capital gains distributions, if any, annually. Distributions paid by the Portfolios with respect to each series of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

During the year ended August 31, 2008, the tax character of distributions paid was as follows:

Semiannual report	Lifecycle Portfolios	57

Year Ended August 31, 2008 Distributions
	Ordinary	Long Term	Return of
Portfolio	Income	Capital Gains	Capital	Total
Lifecycle 2045	$830,254	$64,011	—	$894,265
Lifecycle 2040	984,508	72,022	—	1,056,530
Lifecycle 2035	1,559,943	45,027	—	1,604,970
Lifecycle 2030	2,060,557	—	—	2,060,557
Lifecycle 2025	2,911,516	—	—	2,911,516
Lifecycle 2020	2,946,493	—	—	2,946,493
Lifecycle 2015	2,722,896	—	—	2,722,896
Lifecycle 2010	1,589,726	—	—	1,589,726
Lifecycle Retirement	5,993,973	108,827	—	6,102,800

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Portfolio’s financial statements as a return of capital.

New accounting pronouncement
In March 2008, FASB No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FAS 133,” was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of February 28, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

3. Financial instruments
Futures
Lifecycle Retirement Portfolio may purchase and sell financial futures contracts and options on those contracts. A Portfolio uses futures contracts to manage against a decline in the value of securities owned by the Portfolio. When a Portfolio sells a futures contract based on a financial instrument, the Portfolio becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Portfolio. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

The following is a summary of open futures contracts at February 28, 2009:

		Number of		Expiration	Notional	Appreciation
Portfolio	Open Contracts	Contracts	Position	Date	Value	(Depreciation	)
Lifecycle Retirement	S&P Mini 500 Index Futures	125	Long	Mar 2009	$5,194,064	($605,314)
						($605,314)

4. Risks & uncertainties
Concentration Risk The Portfolio may concentrate investments in a particular industry, sector of the economy or invest in a limited number of companies. Accordingly, the concentration may make the Portfolio’s value more volatile and investment values may rise and fall more rapidly. In addition, the Portfolio with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Derivatives and counterparty risk The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments exposes a Portfolio to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty

58	Lifecycle Portfolios	Semiannual report

defaults, the Portfolio will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Portfolio will succeed in enforcing them.

5. Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

6. Investment advisory and other agreements
Advisory fees
The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of the Portfolios, subject to the supervision of the Board of Trustees. The advisory fee has two components: (a) a fee on assets invested in a fund of JHF II or JHF III and (b) a fee on assets not invested in a fund of JHF II or JHF III (“Other Assets”). Under the Advisory Agreement, the Portfolios pay a daily management fee to the Adviser as stated below:

The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule, and that rate is applied to the Affiliated Fund Assets of each Portfolio.

	First $7.5 billion of	Excess over $7.5 billion
Portfolio	Aggregate Net Assets	of Aggregate Net Assets
Lifecycle Portfolios	0.06%	0.05%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of all the Portfolios determined in accordance with the following schedule, and that rate is applied to the Other Assets of each Portfolio.

	First $7.5 billion of	Excess over $7.5 billion
Portfolio	Aggregate Net Assets	of Aggregate Net Assets
Lifecycle Portfolios	0.51%	0.50%

The Portfolios are not responsible for the payment of subadvisory fees.

MFC Global Investment Management (U.S.A) Limited acts as Subadviser to the Lifecycle Portfolios.

The investment management fees incurred for the year ended February 28, 2009, were equivalent to an annual effective rate of the Portfolio’s average daily net assets as follows:

	Annual		Annual
Portfolio	Effective Rate	Portfolio	Effective Rate
Lifecycle 2045	0.06%	Lifecycle 2020	0.06%
Lifecycle 2040	0.06%	Lifecycle 2015	0.06%
Lifecycle 2035	0.06%	Lifecycle 2010	0.06%
Lifecycle 2030	0.06%	Lifecycle Retirement	0.11%
Lifecycle 2025	0.06%

John Hancock Funds II are retail mutual funds advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Funds, LLC.

MFC Global Investment Management (U.S.A.) Limited acts as Subadviser to the Lifestyle Portfolios.

Expense reimbursements
The Adviser has contractually agreed to reimburse for certain Portfolio level expenses (excluding management fees, underlying fund expenses, Rule 12b-1 fees, transfer agency fees, service plan fees, blue sky fees, printing and postage fees, taxes, Portfolio brokerage commissions, interest, litigation and indemnification expenses, other expenses not incurred in the ordinary course of the Portfolios’ business, and fees under any agreement or plans of the Portfolios dealing with services for shareholders and others with beneficial interests in shares of the Portfolio) that exceed 0.09% of the average annual net assets. Also, the Adviser has agreed to reimburse or to make a payment to a specific class of shares of the Portfolios in an amount equal to the amount by which the expenses attributable to such class of shares exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 0.50% for Class A, 1.20% for Class B, 1.20% for Class C, 1.05% for Class R, 0.80% for Class R1, 0.55% for Class R2, 0.70% for Class R3, 0.40% for Class R4 and 0.10% for Class R5, and 0.05% for Class 1 for the Lifecycle funds. These expense reimbursements shall continue in effect until December 31, 2009, and thereafter until terminated by the Adviser on notice to JHF II. In addition, effective April 1, 2009, the adviser has agreed to contractually limit certain class-specific expenses to 0.65% for Class R1, 0.60% for Class R3 (0.55% for Lifecycle 2045 and Lifecycle 2040), 0.30% for Class R4 and 0.00% for Class R5, to continue in effect until March 31, 2010 and thereafter, until terminated by the Adviser on notice to JHF II.

Semiannual report	Lifecycle Portfolios	59

For the period ended February 28, 2009, the expense reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

Expense Reimbursement by Class
Portfolio	Class A	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5	Class 1
Lifecycle 2045	$6,985	$6,507	$6,470	$7,715	$7,680	$7,547	$7,744	$7,746	$7,802	$75
Lifecycle 2040	6,787	6,574	6,581	7,746	7,616	7,366	7,511	7,764	7,837	—
Lifecycle 2035	6,874	6,632	6,586	7,747	7,643	7,003	7,738	7,784	7,822	—
Lifecycle 2030	7,152	6,578	6,727	7,657	7,620	6,850	7,658	7,755	7,789	—
Lifecycle 2025	7,317	6,602	6,609	7,739	7,652	7,344	7,858	7,828	7,938	—
Lifecycle 2020	7,675	6,913	6,853	7,765	7,472	7,430	7,941	7,857	8,161	—
Lifecycle 2015	7,024	6,730	6,580	7,718	7,726	7,416	7,830	7,838	8,050	—
Lifecycle 2010	6,981	6,535	6,840	7,743	7,735	7,413	7,907	7,820	7,969	10
Lifecycle Retirement	5,164	6,637	6,635	7,728	7,713	7,685	7,718	7,767	7,789	9

Expense Recapture
Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements that were made subsequent to January 1, 2009. Amounts are subject to recapture for a period of three years following the month in which such reimbursement or waivers occurred. The following table shows the waived or reimbursed expenses subject to potential recovery that expire in 2012:

Reimbursement Amount
Portfolio	Subject to Recapture
Lifecycle 2045	$20,976
Lifecycle 2040	20,834
Lifecycle 2035	20,872
Lifecycle 2030	20,818
Lifecycle 2025	21,214
Lifecycle 2020	21,587
Lifecycle 2015	21,187
Lifecycle 2010	21,236
Lifecycle Retirement	20,876

Fund administration fees
Pursuant to the Service Agreement, the Portfolios reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Portfolios, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Portfolio at the time the expense was incurred. Prior to 2008, such non-advisory services were provided pursuant to the Advisory Agreement.

The fund administration fees incurred for the period ended February 28, 2009, were equivalent to an annual effective rate of 0.01% of each Portfolio’s average daily net assets.

Distribution and service plans
The Trust has a Distribution Agreement with the Distributor. The Portfolios have adopted Distribution Plans with respect to Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Portfolios. Accordingly, the Portfolios make daily payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00%, 0.75%, 0.50%, 0.25%, 0.50%, 0.25% and 0.05% of the average daily net assets of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1, respectively. A maximum of 0.25% of average daily net assets may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Portfolio’s 12b-1 payments could occur under certain circumstances.

The Portfolios have also adopted a Service Plan with respect to Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). Under the Service Plan, the Portfolios pay up to 0.25%, 0.25%, 0.25%, 0.15%, 0.10% and 0.05% of average daily net assets of Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, respectively, for certain other services.

60	Lifecycle Portfolios	Semiannual report

Sales charges

Class A shares are assessed up-front sales charges of up to 5% of the net asset value of such shares. The following summarizes the net upfront sales charges received by the Distributor during the period ended February 28, 2009:

	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle	Lifecycle
	2045	2040	2035	2030	2025	2020	2015	2010	Retirement
Net Sales Charges	$6,995	$5,840	$12,028	$13,345	$13,715	$58,148	$17,541	$5,298	$33,941
Retained for Printing
Prospectuses, advertising
and sales literature	1,053	823	1,770	2,110	2,080	9,493	2,784	833	5,674
Sales commission to
unrelated broker-dealers	5,870	4,984	10,258	11,203	11,565	48,454	14,757	4,419	27,845
Sales commission to
affiliated sales personnel	72	33	—	32	70	201	—	46	422

Class B shares that are redeemed within six years of purchase are subject to a contingent deferred sales charge (“CDSC”) at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares that are redeemed within one year of purchase are subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to the Distributor and are used, in whole or in part, to defray its expenses for providing distribution-related services to the Portfolios in connection with the sale of Class B and Class C shares. During the period ended February 28, 2009, CDSCs received by the Distributor amounted to $512, $761, $689, $467, $235, $491, $715, $324 and $2,240 for Lifecycle 2045, Lifecycle 2040, Lifecycle 2035, Lifecycle 2030, Lifecycle 2025, Lifecycle 2020, Lifecycle 2015, Lifecycle 2010 and Lifecycle Retirement, respectively, for Class B shares. CDSCs received by the Distributor amounted to $119, $113, $114, $19, $2,424, $150 and $2,084 for Lifecycle 2035, Lifecycle 2030, Lifecycle 2025, Lifecycle 2020, Lifecycle 2015, Lifecycle 2010 and Lifecycle Retirement, respectively. There were no CDSCs received by the Distributor for Lifecycle 2045 and Lifecycle 2040 for Class C shares.

Transfer agent fees

The Portfolios have a Transfer Agency Agreement with John Hancock Signature Services, Inc. (Signature Services), an indirect subsidiary of MFC. For Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, the Portfolio pays a monthly transfer agent fee at an annual rate of 0.05% of each class’s average daily net assets, plus a fee based on the number of shareholder accounts and reimbursement for certain out-of-pocket expenses. Expenses not directly attributable to a particular class of shares are aggregated and allocated to each class on the basis of its relative net asset value.

Signature Services has contractually agreed to limit the transfer agent fees so that such fees do not exceed 0.20% annually of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares average daily net assets. This agreement was effective until December 31, 2008.

In addition, Signature Services voluntarily agreed to further limit transfer agent fees for Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares so that such fees do not exceed 0.05% annually of each class’s average daily net assets. For the period ended February 28, 2009, the transfer agent voluntary fees reductions amounted to the following and are reflected as a reduction of total expenses in the Statement of Operations:

Transfer agent fee reduction by class
Portfolio	Class A	Class B	Class C	Class R	Class R1	Class R2	Class R3
Lifecycle 2045	$1,425	$492	$325	$49	$22	—	$17
Lifecycle 2040	1,174	470	442	70	—	—	—
Lifecycle 2035	1,237	438	383	74	8	—	4
Lifecycle 2030	1,332	475	310	50	—	—	—
Lifecycle 2025	619	382	400	64	—	—	—
Lifecycle 2020	951	444	317	23	—	—	—
Lifecycle 2015	574	284	170	67	24	—	—
Lifecycle 2010	216	285	96	34	18	—	—
Lifecycle Retirement	—	267	—	3	21	24	—

The Portfolios receive earnings credits from the transfer agent as a result of uninvested cash balances. These credits are used to reduce a portion of the Portfolios’ transfer agent fees and out of pocket expenses. During the period ended February 28, 2009, there were no transfer agent credits earned.

Semiannual report	Lifecycle Portfolios	61

Class level expenses for the period ended February 28, 2009, were as follows:

		Distribution and	Transfer	Registration	Printing and
Portfolio	Share class	service fees	agent fees	fees	postage fees
Lifecycle 2045	Class A	$1,547	$2,455	$6,545	$516
	Class B	1,181	728	6,425	98
	Class C	933	512	6,422	62
	Class R	508	151	7,746	79
	Class R1	483	196	7,750	59
	Class R2	453	272	7,761	81
	Class R3	406	131	7,748	55
	Class R4	166	53	7,746	55
	Class R5	—	71	7,746	59
	Class 1	21,736	—	5,816	—
	Total	$27,413	$4,569	$71,705	$1,064

Lifecycle 2040	Class A	$1,713	$2,318	$6,546	$310
	Class B	902	650	6,485	100
	Class C	1,151	672	6,535	60
	Class R	449	190	7,747	69
	Class R1	598	155	7,752	81
	Class R2	628	226	7,769	157
	Class R3	2,317	602	7,795	98
	Class R4	169	61	7,746	67
	Class R5	—	252	7,766	77
	Class 1	24,185	—	6,064	—
	Total	$32,112	$5,126	$72,205	$1,019

Lifecycle 2035	Class A	$2,715	$3,048	$6,580	$387
	Class B	1,986	835	6,441	212
	Class C	1,332	649	6,500	100
	Class R	370	153	7,756	65
	Class R1	650	216	7,765	74
	Class R2	1,159	510	7,797	134
	Class R3	591	169	7,763	59
	Class R4	124	40	7,756	69
	Class R5	—	71	7,756	65
	Class 1	34,395	—	7,133	—
	Total	$43,322	$5,691	$73,247	$1,165

Lifecycle 2030	Class A	$4,385	$4,254	$6,607	$677
	Class B	2,338	942	6,431	169
	Class C	2,390	788	6,570	181
	Class R	661	138	7,745	96
	Class R1	1,027	411	7,756	88
	Class R2	1,486	773	7,788	122
	Class R3	1,071	193	7,756	157
	Class R4	172	69	7,745	52
	Class R5	—	327	7,770	88
	Class 1	45,991	—	8,295	—
	Total	$59,521	$7,895	$77,463	$1,630

Lifecycle 2025	Class A	$59,589	$3,690	$6,909	$531
	Class B	4,607	899	6,430	193
	Class C	2,588	978	6,498	134
	Class R	2,889	202	7,743	71
	Class R1	516	354	7,751	91
	Class R2	885	1,018	7,778	115
	Class R3	1,272	512	7,758	120
	Class R4	1,281	108	7,744	64
	Class R5	135	223	7,746	90
	Class 1	—	—	9,591	—
	Total	$73,762	$7,984	$75,948	$1,409

62	Lifecycle Portfolios	Semiannual report

		Distribution and	Transfer	Registration	Printing and
Portfolio	Share class	service fees	agent fees	fees	postage fees
Lifecycle 2020	Class A	$6,037	$4,975	$6,881	$955
	Class B	4,516	1,347	6,498	452
	Class C	4,503	1,218	6,596	293
	Class R	795	235	7,781	98
	Class R1	1,897	759	7,803	78
	Class R2	1,388	1,110	7,818	213
	Class R3	1,767	707	7,802	169
	Class R4	146	117	7,778	55
	Class R5	—	580	7,796	98
	Class 1	58,301	—	9,397	—
	Total	$79,350	$11,048	$76,150	$2,411

Lifecycle 2015	Class A	$3,949	$3,206	$6,563	$578
	Class B	3,425	969	6,476	286
	Class C	3,859	942	6,480	134
	Class R	538	189	7,746	74
	Class R1	495	222	7,746	88
	Class R2	1,143	914	7,778	136
	Class R3	1,403	561	7,762	93
	Class R4	201	161	7,744	60
	Class R5	—	343	7,752	141
	Class 1	46,390	—	8,312	—
	Total	$61,403	$7,507	$74,359	$1,590

Lifecycle 2010	Class A	$2,832	$2,104	$6,610	$488
	Class B	914	468	6,457	90
	Class C	3,718	840	6,632	255
	Class R	334	114	7,743	59
	Class R1	261	122	7,743	50
	Class R2	1,327	1,062	7,802	213
	Class R3	1,606	642	7,776	170
	Class R4	114	92	7,743	60
	Class R5	—	215	7,815	59
	Class 1	26,147	—	6,377	—
	Total	$37,253	$5,659	$72,698	$1,444

Lifecycle Retirement	Class A	$12,142	$4,048	$7,010	$2,567
	Class B	1,739	615	6,457	198
	Class C	21,326	2,985	6,680	1,431
	Class R	292	42	7,747	64
	Class R1	224	79	7,747	47
	Class R2	174	107	7,749	67
	Class R3	409	82	7,748	57
	Class R4	107	39	7,747	50
	Class R5	—	45	7,747	47
	Class 1	45,761	—	8,247	—
	Total	$82,174	$8,042	$74,879	$4,528

Semiannual report	Lifecycle Portfolios	63

7. Portfolio share transactions

Share activities for the Portfolios for the year ended August 31, 2008 and the period ended February 28, 2009, were as follows:

Lifecycle 2045 Portfolio

	Year ended 8-31-08		Six months ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares
Sold	98,037	$1,018,036	87,520	$565,611
Distributions reinvested	2,858	30,538	3,299	19,894
Repurchased	(27,860)	(285,948)	(117,433)	(853,592)
Net increase (decrease)	73,035	$762,626	(26,614)	($268,087)

Class B shares
Sold	28,315	$293,920	9,637	$75,532
Distributions reinvested	316	3,363	621	3,746
Repurchased	(12,813)	(127,822)	(2,500)	(13,815)
Net increase	15,818	$169,461	7,758	$65,463

Class C shares
Sold	6,278	$66,271	10,043	$85,860
Distributions reinvested	292	3,103	480	2,897
Repurchased	(560)	(5,554)	(507)	(3,266)
Net increase	6,010	$63,820	10,016	$85,491

Class R shares
Sold	6,278	$71,102	7,497	$49,427
Distributions reinvested	292	2,465	381	2,295
Repurchased	(560)	(109)	(2,252)	(13,884)
Net increase	6,010	$73,458	5,626	$37,838

Class R1 shares
Sold	8,488	$85,788	18,336	$131,086
Distributions reinvested	214	2,286	639	3,855
Repurchased	(65)	(633)	(1,193)	(7,425)
Net increase	8,637	$87,441	17,782	$127,516

Class R2 shares
Sold	43,295	$431,933	36,502	$242,056
Distributions reinvested	314	3,359	1,519	9,172
Repurchased	(11,469)	(114,671)	(10,775)	(70,810)
Net increase	32,140	$320,621	27,246	$180,418

Class R3 shares
Sold	21,803	$217,375	10,077	$67,008
Distributions reinvested	295	3,144	601	3,627
Repurchased	(3,120)	(31,851)	(11,450)	(101,774)
Net increase (decrease)	18,978	$188,668	(772)	($31,139)

Class R4 shares
Sold	5,216	$52,001	13,012	$85,524
Distributions reinvested	216	2,312	640	3,867
Repurchased	(872)	(8,736)	(2,232)	(14,152)
Net increase	4,560	$45,577	11,420	$75,239

Class R5 shares
Sold	6,695	$68,210	4,861	$33,672
Distributions reinvested	225	2,408	660	3,989
Repurchased	(391)	(3,782)	(124)	(790)
Net increase	6,529	$66,836	5,397	$36,871

Class 1 shares
Sold	7,983,512	$82,402,161	6,883,289	$44,793,182
Distributions reinvested	78,533	841,091	480,327	2,901,172
Repurchased	(11,424)	(126,806)	(14,835)	(88,271)
Net increase	8,050,621	$83,116,446	7,348,781	$47,606,083

Net increase	8,223,570	$84,894,954	7,406,640	$47,915,693

64	Lifecycle Portfolios	Semiannual report

Lifecycle 2040 Portfolio
	Year ended 8-31-08		Six months ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares
Sold	118,633	$1,239,743	121,666	$813,336
Distributions reinvested	1,861	19,890	4,650	28,038
Repurchased	(42,305)	(422,298)	(30,151)	(197,283)
Net increase	78,189	$837,335	96,165	$644,091

Class B shares
Sold	23,684	$251,706	11,074	$69,620
Distributions reinvested	439	4,680	528	3,178
Repurchased	(12,894)	(129,491)	(3,913)	(29,577)
Net increase	11,229	$126,895	7,689	$43,221

Class C shares
Sold	25,422	$260,996	31,959	$197,678
Distributions reinvested	323	3,444	782	4,706
Repurchased	(12,536)	(125,786)	(1,950)	(11,930)
Net increase	13,209	$138,654	30,791	$190,454

Class R shares
Sold	4,253	$43,142	9,957	$62,958
Distributions reinvested	222	2,371	376	2,266
Repurchased	(79)	(750)	(151)	(1,117)
Net increase	4,396	$44,763	10,182	$64,107

Class R1 shares
Sold	20,931	$215,989	24,212	$161,352
Distributions reinvested	294	3,141	597	3,598
Repurchased	(10,475)	(99,534)	(4,449)	(25,643)
Net increase	10,750	$119,596	20,360	$139,307

Class R2 shares
Sold	62,292	$616,164	23,607	$150,986
Distributions reinvested	582	6,223	2,102	12,672
Repurchased	(13,108)	(131,647)	(16,603)	(114,212)
Net increase	49,766	$490,740	9,106	$49,446

Class R3 shares
Sold	128,579	$1,248,512	45,264	$291,446
Distributions reinvested	489	5,218	3,824	23,022
Repurchased	(18,094)	(178,830)	(15,543)	(92,890)
Net increase	110,974	$1,074,900	33,545	$221,578

Class R4 shares
Sold	11,713	$118,813	4,564	$30,072
Distributions reinvested	224	2,393	648	3,908
Repurchased	(4,073)	(42,234)	(53)	(360)
Net increase	7,864	$78,972	5,159	$33,620

Class R5 shares
Sold	85,659	$842,514	11,024	$75,265
Distributions reinvested	239	2,561	2,475	14,951
Repurchased	(30,558)	(297,549)	(12,152)	(73,453)
Net increase	55,340	$547,526	1,347	$16,763

Class 1 shares
Sold	9,191,245	$95,022,350	6,611,037	$43,220,788
Distributions reinvested	93,889	1,006,487	559,163	3,371,754
Repurchased	(20,936)	(234,174)	(23,515)	(185,340)
Net increase	9,264,198	$95,794,663	7,146,685	$46,407,202

Net increase	9,605,915	$99,254,044	7,361,029	$47,809,789

Semiannual report	Lifecycle Portfolios	65

Lifecycle 2035 Portfolio
	Year ended 8-31-08		Six months ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares
Sold	196,006	$2,041,324	155,526	$1,028,133
Distributions reinvested	1,672	17,849	8,529	51,600
Repurchased	(31,220)	(324,132)	(58,185)	(372,192)
Net increase	166,458	$1,735,041	105,870	$707,541

Class B shares
Sold	40,058	$425,469	17,476	$107,699
Distributions reinvested	874	9,356	1,313	7,945
Repurchased	(18,788)	(199,268)	(11,762)	(72,941)
Net increase	22,144	$235,557	7,027	$42,703

Class C shares
Sold	25,658	$279,939	15,219	$98,872
Distributions reinvested	536	5,740	799	4,837
Repurchased	(13,968)	(150,848)	(6,131)	(35,850)
Net increase	12,226	$134,831	9,887	$67,859

Class R shares
Sold	19,880	$201,125	17,989	$118,242
Distributions reinvested	229	2,452	404	2,447
Repurchased	(22,220)	(227,053)	(5,141)	(34,201)
Net increase (decrease)	(2,111)	($23,476)	13,252	$86,488

Class R1 shares
Sold	18,677	$191,534	34,782	$276,440
Distributions reinvested	217	2,332	534	3,229
Repurchased	(10,610)	(101,427)	(11,106)	(68,794)
Net increase	8,284	$92,439	24,210	$210,875

Class R2 shares
Sold	142,396	$1,398,517	27,493	$175,331
Distributions reinvested	306	3,297	4,320	26,138
Repurchased	(12,781)	(129,019)	(49,521)	(321,188)
Net increase (decrease)	129,921	$1,272,795	(17,708)	($119,719)

Class R3 shares
Sold	29,045	$298,140	16,752	$110,857
Distributions reinvested	285	3,058	993	6,009
Repurchased	(10,473)	(100,269)	(861)	(5,440)
Net increase	18,857	$200,929	16,884	$111,426

Class R4 shares
Sold	18,345	$182,548	7,450	$50,396
Distributions reinvested	224	2,407	438	2,656
Repurchased	(5,947)	(56,797)	(14,358)	(120,019)
Net increase (decrease)	12,622	$128,158	(6,470)	($66,967)

Class R5 shares
Sold	15,402	$159,749	7,180	$51,004
Distributions reinvested	250	2,698	758	4,591
Repurchased	(10,996)	(110,754)	(177)	(1,109)
Net increase	4,656	$51,693	7,761	$54,486

Class 1 shares
Sold	13,037,246	$136,162,654	8,688,993	$57,222,186
Distributions reinvested	144,091	1,554,738	834,103	5,054,667
Repurchased	(104,135)	(1,123,302)	(80,517)	(659,916)
Net increase	13,077,202	$136,594,090	9,442,579	$61,616,937

Net increase	13,450,259	$140,422,057	9,603,292	$62,711,629

66	Lifecycle Portfolios	Semiannual report

Lifecycle 2030 Portfolio
	Year ended 8-31-08		Six months ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares
Sold	289,702	$3,012,936	257,829	$1,717,136
Distributions reinvested	2,865	30,623	14,664	88,422
Repurchased	(47,030)	(492,880)	(71,682)	(468,742)
Net increase	245,537	$2,550,679	200,811	$1,336,816

Class B shares
Sold	47,041	$478,082	28,406	$232,324
Distributions reinvested	396	4,233	1,517	9,160
Repurchased	(19,905)	(208,883)	(8,937)	(69,259)
Net increase	27,532	$273,432	20,986	$172,225

Class C shares
Sold	31,099	$324,051	47,669	$353,621
Distributions reinvested	578	6,169	1,551	9,370
Repurchased	(31,005)	(323,375)	(11,590)	(85,083)
Net increase	672	$6,845	37,630	$277,908

Class R shares
Sold	12,120	$122,761	35,795	$239,202
Distributions reinvested	221	2,357	551	3,325
Repurchased	(274)	(2,721)	(14,082)	(122,333)
Net increase	12,067	$122,397	22,264	$120,194

Class R1 shares
Sold	34,528	$347,211	47,888	$328,484
Distributions reinvested	208	2,217	1,912	11,513
Repurchased	(11,401)	(112,864)	(2,311)	(18,060)
Net increase	23,335	$236,564	47,489	$321,937

Class R2 shares
Sold	144,745	$1,413,285	109,133	$771,114
Distributions reinvested	331	3,534	5,744	34,577
Repurchased	(18,261)	(179,343)	(57,315)	(373,402)
Net increase	126,815	$1,237,476	57,562	$432,289

Class R3 shares
Sold	78,378	$829,159	19,982	$132,106
Distributions reinvested	932	9,945	1,847	11,122
Repurchased	(18,674)	(198,780)	(20,770)	(172,751)
Net increase (decrease)	60,636	$640,324	1,059	($29,523)

Class R4 shares
Sold	2,214	$22,031	22,576	$140,964
Distributions reinvested	210	2,244	1,064	6,405
Repurchased	(629)	(6,325)	—	—
Net increase	1,795	$17,950	23,640	$147,369

Class R5 shares
Sold	149,048	$1,451,436	16,009	$106,561
Distributions reinvested	241	2,567	3,960	23,761
Repurchased	(54,791)	(530,702)	(7,625)	(55,080)
Net increase	94,498	$923,301	12,344	$75,242

Class 1 shares
Sold	18,232,119	$187,652,703	10,535,170	$68,460,410
Distributions reinvested	187,107	1,996,434	1,115,358	6,692,147
Repurchased	(49,768)	(528,520)	(104,488)	(696,694)
Net increase	18,369,458	$189,120,617	11,546,040	$74,455,863

Net increase	18,962,345	$195,129,585	11,969,825	$77,310,320

Semiannual report	Lifecycle Portfolios	67

Lifecycle 2025 Portfolio
	Year ended 8-31-08		Six months ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares
Sold	361,450	$3,703,251	272,650	$1,804,155
Distributions reinvested	1,640	17,449	17,730	108,862
Repurchased	(47,605)	(488,900)	(77,343)	(523,270)
Net increase	315,485	$3,231,800	213,037	$1,389,747

Class B shares
Sold	60,998	$632,404	19,312	$124,075
Distributions reinvested	322	3,416	2,030	12,487
Repurchased	(15,122)	(157,598)	(1,839)	(11,144)
Net increase	46,198	$478,222	19,503	$125,418

Class C shares
Sold	63,029	$658,808	26,310	$187,821
Distributions reinvested	344	3,655	2,235	13,748
Repurchased	(12,783)	(133,371)	(3,671)	(24,099)
Net increase	50,590	$529,092	24,874	$177,470

Class R shares
Sold	4,088	$41,973	13,821	$91,787
Distributions reinvested	185	1,963	655	4,021
Repurchased	(7)	(66)	(2,513)	(16,408)
Net increase	4,266	$43,870	11,963	$79,400

Class R1 shares
Sold	32,763	$329,022	45,837	$356,018
Distributions reinvested	232	2,456	1,245	7,634
Repurchased	(13,265)	(126,697)	(18,638)	(120,063)
Net increase	19,730	$204,781	28,444	$243,589

Class R2 shares
Sold	178,139	$1,738,279	50,686	$335,525
Distributions reinvested	391	4,146	4,816	29,476
Repurchased	(10,732)	(113,356)	(84,169)	(597,969)
Net increase (decrease)	167,798	$1,629,069	(28,667)	($232,968)

Class R3 shares
Sold	54,594	$577,342	134,167	$829,095
Distributions reinvested	855	9,067	2,262	13,867
Repurchased	(24,749)	(248,136)	(21,477)	(122,186)
Net increase	30,700	$338,273	114,952	$720,776

Class R4 shares
Sold	11,846	$119,032	8,441	$56,342
Distributions reinvested	220	2,339	621	3,803
Repurchased	(594)	(6,004)	(10,793)	(97,659)
Net increase (decrease)	11,472	$115,367	(1,731)	($37,514)

Class R5 shares
Sold	30,069	$309,143	6,793	$45,199
Distributions reinvested	254	2,694	1,414	8,641
Repurchased	(10,901)	(108,814)	(590)	(4,170)
Net increase	19,422	$203,023	7,617	$49,670

Class 1 shares
Sold	22,895,610	$235,338,535	12,516,532	$84,428,597
Distributions reinvested	269,249	2,856,733	1,620,343	9,900,299
Repurchased	(45,102)	(470,040)	(519,364)	(3,668,342)
Net increase	23,119,757	$237,725,228	13,617,511	$90,660,554

Net increase	23,785,418	$244,498,725	14,007,503	$93,176,142

68	Lifecycle Portfolios	Semiannual report

Lifecycle 2020 Portfolio
	Year ended 8-31-08		Six months ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares
Sold	346,873	$3,614,886	418,406	$2,916,407
Distributions reinvested	4,411	46,760	24,115	152,168
Repurchased	(45,096)	(464,080)	(141,803)	(970,936)
Net increase	306,188	$3,197,566	300,718	$2,097,639

Class B shares
Sold	101,666	$1,062,506	20,177	$143,038
Distributions reinvested	1,050	11,135	4,351	27,498
Repurchased	(26,115)	(267,174)	(20,302)	(164,738)
Net increase	76,601	$806,467	4,226	$5,798

Class C shares
Sold	79,442	$833,142	54,847	$393,975
Distributions reinvested	837	8,877	3,553	22,452
Repurchased	(19,431)	(201,977)	(39,789)	(273,485)
Net increase	60,848	$640,042	18,611	$142,942

Class R shares
Sold	20,925	$221,867	31,936	$210,188
Distributions reinvested	383	4,053	1,038	6,550
Repurchased	(10,349)	(103,704)	(8,548)	(51,923)
Net increase	10,959	$122,216	24,426	$164,815

Class R1 shares
Sold	30,910	$311,811	106,820	$904,444
Distributions reinvested	205	2,165	3,791	23,881
Repurchased	(15,236)	(146,814)	(9,471)	(59,248)
Net increase	15,879	$167,162	101,140	$869,077

Class R2 shares
Sold	156,560	$1,552,843	62,050	$418,782
Distributions reinvested	418	4,418	7,296	45,961
Repurchased	(18,955)	(192,751)	(65,031)	(453,882)
Net increase	138,023	$1,364,510	4,315	$10,861

Class R3 shares
Sold	102,114	$1,086,512	29,672	$204,934
Distributions reinvested	1,002	10,614	4,425	27,878
Repurchased	(28,981)	(303,910)	(3,628)	(25,178)
Net increase	74,135	$793,216	30,469	$207,634

Class R4 shares
Sold	4,387	$44,331	5,827	$39,512
Distributions reinvested	230	2,435	796	5,017
Repurchased	(439)	(4,410)	(177)	(1,160)
Net increase	4,178	$42,356	6,446	$43,369

Class R5 shares
Sold	64,772	$632,997	8,286	$56,753
Distributions reinvested	378	4,002	4,154	26,127
Repurchased	(11,818)	(123,740)	(295)	(1,789)
Net increase	53,332	$513,259	12,145	$81,091

Class 1 shares
Sold	22,479,297	$232,024,606	10,900,451	$74,980,192
Distributions reinvested	268,281	2,841,099	1,791,509	11,268,593
Repurchased	(164,608)	(1,816,093)	(543,972)	(3,864,079)
Net increase	22,582,970	$233,049,612	12,147,988	$82,384,706

Net increase	23,323,113	$240,696,406	12,650,484	$86,007,932

Semiannual report	Lifecycle Portfolios	69

Lifecycle 2015 Portfolio
	Year ended 8-31-08		Six months ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares
Sold	256,050	$2,615,937	243,625	$1,771,678
Distributions reinvested	2,745	28,683	20,774	133,990
Repurchased	(49,748)	(505,001)	(105,420)	(731,040)
Net increase	209,047	$2,139,619	158,979	$1,174,628

Class B shares
Sold	69,878	$711,535	8,513	$58,872
Distributions reinvested	783	8,177	4,076	26,410
Repurchased	(19,999)	(206,216)	(6,639)	(46,054)
Net increase	50,662	$513,496	5,950	$39,228

Class C shares
Sold	72,676	$739,069	63,523	$460,946
Distributions reinvested	452	4,728	4,146	26,826
Repurchased	(18,472)	(192,134)	(43,025)	(277,435)
Net increase	54,656	$551,663	24,644	$210,337

Class R shares
Sold	7,380	$75,071	11,540	$77,764
Distributions reinvested	222	2,314	846	5,465
Repurchased	(383)	(3,724)	(4,220)	(28,006)
Net increase	7,219	$73,661	8,166	$55,223

Class R1 shares
Sold	21,618	$223,188	20,221	$149,812
Distributions reinvested	391	4,081	1,140	7,367
Repurchased	(10,670)	(102,139)	(8,937)	(63,914)
Net increase	11,339	$125,130	12,424	$93,265

Class R2 shares
Sold	121,562	$1,195,474	90,089	$604,118
Distributions reinvested	510	5,315	7,027	45,326
Repurchased	(12,505)	(124,199)	(66,431)	(454,320)
Net increase	109,567	$1,076,590	30,685	$195,124

Class R3 shares
Sold	71,912	$731,743	44,639	$312,360
Distributions reinvested	321	3,353	3,474	22,438
Repurchased	(10,414)	(99,769)	(26,973)	(181,228)
Net increase	61,819	$635,327	21,140	$153,570

Class R4 shares
Sold	8,080	$80,771	11,096	$77,415
Distributions reinvested	261	2,726	1,311	8,458
Repurchased	(706)	(7,076)	(1,510)	(9,647)
Net increase	7,635	$76,421	10,897	$76,226

Class R5 shares
Sold	61,469	$625,889	3,635	$26,566
Distributions reinvested	288	3,004	2,734	17,607
Repurchased	(23,994)	(240,340)	(42,396)	(260,001)
Net increase (decrease)	37,763	$388,553	(36,027)	($215,828)

Class 1 shares
Sold	17,158,243	$176,378,050	7,679,787	$54,763,684
Distributions reinvested	254,558	2,660,134	1,611,108	10,375,537
Repurchased	(251,331)	(2,535,009)	(884,239)	(6,410,769)
Net increase	17,161,470	$176,503,175	8,406,656	$58,728,452

Net increase	17,711,177	$182,083,635	8,643,514	$60,510,225

70	Lifecycle Portfolios	Semiannual report

Lifecycle 2010 Portfolio
	Year ended 8-31-08		Six months ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares
Sold	206,150	$2,112,391	101,659	$753,920
Distributions reinvested	2,495	25,819	15,125	101,640
Repurchased	(60,209)	(603,338)	(50,680)	(350,337)
Net increase	148,436	$1,534,872	66,104	$505,223

Class B shares
Sold	23,018	$235,563	9,075	$64,003
Distributions reinvested	280	2,904	1,266	8,530
Repurchased	(12,596)	(126,151)	(4,236)	(32,848)
Net increase	10,702	$112,316	6,105	$39,685

Class C shares
Sold	100,254	$1,040,588	49,348	$341,478
Distributions reinvested	1,147	11,884	3,652	24,615
Repurchased	(38,965)	(403,306)	(22,913)	(174,227)
Net increase	62,436	$649,166	30,087	$191,866

Class R shares
Sold	174	$1,776	6,295	$43,656
Distributions reinvested	211	2,182	551	3,703
Repurchased	—	—	(189)	(1,605)
Net increase	385	$3,958	6,657	$45,754

Class R1 shares
Sold	2,725	$27,217	1,905	$14,243
Distributions reinvested	238	2,456	772	5,188
Repurchased	(25)	(258)	(1,604)	(10,654)
Net increase	2,938	$29,415	1,073	$8,777

Class R2 shares
Sold	311,738	$3,064,593	18,920	$139,642
Distributions reinvested	264	2,730	6,716	45,062
Repurchased	(87,280)	(881,776)	(143,390)	(1,188,520)
Net increase (decrease)	224,722	$2,185,547	(117,754)	($1,003,816)

Class R3 shares
Sold	97,370	$1,016,704	10,896	$77,195
Distributions reinvested	1,055	10,914	4,911	33,000
Repurchased	(26,359)	(266,281)	(2,078)	(14,159)
Net increase	72,066	$761,337	13,729	$96,036

Class R4 shares
Sold	16,708	$166,308	1,790	$13,526
Distributions reinvested	264	2,730	704	4,721
Repurchased	(5,964)	(57,706)	(13,785)	(120,929)
Net increase (decrease)	11,008	$111,332	(11,291)	($102,682)

Class R5 shares
Sold	57,081	$557,654	2,707	$20,525
Distributions reinvested	290	3,005	1,120	7,502
Repurchased	(16,191)	(158,353)	(35,504)	(283,611)
Net increase (decrease)	41,180	$402,306	(31,677)	($255,584)

Class 1 shares
Sold	10,300,472	$105,648,006	3,789,403	$27,696,752
Distributions reinvested	147,202	1,523,542	942,312	6,322,910
Repurchased	(368,067)	(3,737,100)	(704,224)	(5,379,958)
Net increase	10,079,606	$103,434,448	4,027,491	$28,639,704

Net increase	10,653,480	$109,224,697	3,990,524	$28,164,963

Semiannual report	Lifecycle Portfolios	71

Lifecycle Retirement Portfolio
	Year ended 8-31-08		Six months ended 2-28-09
	Shares	Amount	Shares	Amount
Class A shares
Sold	823,146	$8,271,824	296,274	$2,256,044
Distributions reinvested	26,078	261,289	45,509	317,687
Repurchased	(141,454)	(1,376,430)	(428,595)	(2,969,257)
Net increase (decrease)	707,770	$7,156,683	(86,812)	($395,526)

Class B shares
Sold	27,292	$280,517	13,965	$106,655
Distributions reinvested	1,270	12,810	992	7,025
Repurchased	(20,551)	(201,914)	(9,809)	(66,848)
Net increase	8,011	$91,413	5,148	$46,832

Class C shares
Sold	665,373	$6,704,880	40,766	$333,580
Distributions reinvested	11,420	114,105	24,052	166,859
Repurchased	(135,683)	(1,322,073)	(273,548)	(1,891,818)
Net increase (decrease)	541,110	$5,496,912	(208,730)	($1,391,379)

Class R shares
Sold	4,734	$45,493	10	$76
Distributions reinvested	394	3,963	506	3,481
Repurchased	(4,741)	(45,064)	—	—
Net increase	387	$4,392	516	$3,557

Class R1 shares
Sold	115	$1,135	18,006	$117,703
Distributions reinvested	404	4,064	547	3,763
Repurchased	—	—	(14,610)	(91,363)
Net increase	519	$5,199	3,943	$30,103

Class R2 shares
Sold	10,844	$108,356	7,113	$51,613
Distributions reinvested	531	5,321	1,007	6,912
Repurchased	(5,468)	(52,471)	(2,263)	(16,327)
Net increase	5,907	$61,206	5,857	$42,198

Class R3 shares
Sold	9,187	$95,388	13,421	$101,983
Distributions reinvested	674	6,767	973	6,717
Repurchased	(684)	(6,788)	(13,061)	(85,867)
Net increase	9,177	$95,367	1,333	$22,833

Class R4 shares
Sold	97	$946	2,368	$16,365
Distributions reinvested	440	4,426	609	4,189
Repurchased	—	—	—	—
Net increase	537	$5,372	2,977	$20,554

Class R5 shares
Sold	980	$9,618	1,451	$10,107
Distributions reinvested	474	4,769	660	4,567
Repurchased	(1)	(8)	(7)	(49)
Net increase	1,453	$14,379	2,104	$14,625

Class 1 shares
Sold	22,765,338	$228,178,574	9,879,843	$70,540,277
Distributions reinvested	565,986	5,643,203	1,342,014	9,274,284
Repurchased	(7,198,772)	(71,496,368)	(5,102,049)	(35,859,023)
Net increase	16,132,552	$162,325,409	6,119,808	$43,955,538

Net increase	17,407,423	$175,256,332	5,846,144	$42,349,335

72	Lifecycle Portfolios	Semiannual report

8. Purchases and sales of securities

The following summarizes the Portfolios’ purchases and sales of the affiliated and unaffiliated underlying funds and securities, other than short-term securities and obligations of the U.S. Government, for the period ended February 28, 2009:

	Purchases	Sales and Maturities
Portfolio	Other Issuers	Other Issuers
Lifecycle 2045	$59,923,621	$11,768,638
Lifecycle 2040	59,788,818	11,828,971
Lifecycle 2035	78,981,846	16,330,020
Lifecycle 2030	101,129,185	23,771,661
Lifecycle 2025	129,506,195	37,069,332
Lifecycle 2020	120,764,752	35,933,735
Lifecycle 2015	92,235,692	33,462,876
Lifecycle 2010	45,761,767	18,826,113
Lifecycle Retirement	10,839,833	64,232,026

9. Investment in affiliated underlying funds

The Portfolios invest primarily in affiliated underlying funds that are managed by affiliates of the Adviser. The Portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the Portfolios’ investments may represent a significant portion of each underlying funds’ net assets. For the period ended February 28, 2009, the following Portfolios held 5% or more of the underlying funds’ net assets:

Portfolio	Affiliate-Class NAV	Percent of Underlying
		Funds’ Net Assets
Lifecycle 2045	Value	8.68%
Lifecycle 2040	Value	9.70%
Lifecycle 2035	Small Cap Growth	5.24%
	Value	13.85%
Lifecycle 2030	International Equity Index	6.61%
	Small Cap Growth	7.00%
	Value	17.37%
Lifecycle 2025	International Equity Index	8.18%
	Small Cap Growth	7.50%
	Value	11.43%
Lifecycle 2020	International Equity Index	6.89%
	Value	11.33%
Lifecycle 2015	Value	10.15%
Lifecycle Retirement	Investment Quality Bond	7.71%
	Real Estate Equity	6.32%
	Small Cap Index Fund	5.21%

Semiannual report	Lifecycle Portfolios	73

More information

Trustees
James M. Oates**, Chairman
James R. Boyle†
Grace K. Fey**†
Charles L. Bardelis*
Peter S. Burgess*
Elizabeth G. Cook**
Theron S. Hoffman**
Hassell H. McClellan**
Steven M. Roberts*
John D. Richardson,* Trustee Emeritus

Investment adviser
John Hancock Investment Management Services, LLC

Investment Subadviser
MFC Global Investment Management (U.S.A.) Limited

Principal distributor
John Hancock Funds, LLC

Custodian
State Street Bank and Trust Company

Transfer agent
John Hancock Signature Services, Inc.

Legal counsel
K&L Gates LLP

*	Members of the Audit Committee
**	Members of the Compliance Committee
†	Non-Independent Trustees

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Additional information about your fund is available without charge in several ways. As required by the SEC, you can access proxy voting information and quarterly portfolio information on your fund. The proxy voting information includes a description of proxy voting policies, procedures and information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30. The quarterly portfolio information that includes a complete list of the fund’s holdings for the first and third quarters of the fund’s fiscal period is filed on Form N-Q. You have access to this information:

By phone 1-800-225-5291	On the fund’s Website www.jhfunds.com	At the SEC www.sec.gov 1-800-SEC-0330 SEC Public Reference Room

You can also contact us:

Regular mail John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510		Express mail John Hancock Signature Services, Inc. Mutual Fund Image Operations 164 Corporate Drive Portsmouth, NH 03801

Month-end portfolio holdings are available at www.jhfunds.com.

74	Lifecycle Portfolios	Semiannual report

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line
www.jhfunds.com

Now available: electronic delivery www.jhfunds.com/edelivery

This report is for the information of the shareholders of John Hancock Lifecycle Portfolios.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

LC0SA 2/09 4/09

JOHN HANCOCK Funds II
2.28.2009	Semiannual Report

John Hancock Funds II
Semiannual Report — Table of Contents

Sector Weightings	4
Shareholder Expense Example	9
Portfolio of Investments (See below for each Fund’s page #)	15
Statements of Assets and Liabilities	328
Statements of Operations	347
Statements of Changes in Net Assets	363
Financial Highlights	374
Notes to Financial Statements	407

Portfolio of
Fund	Investments
Absolute Return Portfolio	15
Active Bond Fund	15
All Cap Core Fund	32
All Cap Growth Fund	35
All Cap Value Fund	36
Alpha Opportunities Fund	38
Alternative Asset Allocation Fund	42
American Diversified Growth & Income Fund	42
American Fundamental Holdings Fund	42
American Global Diversification Fund	42
Blue Chip Growth Fund	43
Capital Appreciation Fund	45
Core Bond Fund	46
Core Equity Fund	53
Emerging Markets Value Fund	55
Emerging Small Company Fund	68
Equity-Income Fund	71
Fundamental Value Fund	73
Global Agribusiness Fund	75
Global Bond Fund	75
Global Infrastructure Fund	85
Global Real Estate Fund	86
Global Timber Fund	88
High Income Fund	88
High Yield Fund	93
Index 500 Fund	102
International Equity Index Fund	108
International Opportunities Fund	127
International Small Cap Fund	128
International Small Company Fund	130
International Value Fund	159
Investment Quality Bond Fund	160
Large Cap Fund	170
Large Cap Value Fund	172
Mid Cap Index Fund	173
Mid Cap Intersection Fund	179
Mid Cap Stock Fund	182
Mid Cap Value Fund	184
Mid Cap Value Equity Fund	186
Mid Value Fund	188
Natural Resources Fund	190
Optimized All Cap Fund	191
Real Estate Equity Fund	193
Real Estate Securities Fund	194
Real Return Bond Fund	195
Short Term Government Income Fund	199
Small Cap Growth Fund	199
Small Cap Index Fund	201
Small Cap Opportunities Fund	220
Small Cap Value Fund	230
Small Company Growth Fund	231
Small Company Value Fund	233
Smaller Company Growth Fund	236
Spectrum Income Fund	248
Strategic Bond Fund	277
Strategic Income Fund	286
Total Bond Market Fund	292
Total Return Fund	300
U.S. Government Securities Fund	308
U.S. High Yield Bond Fund	310
U.S. Multi Sector Fund	317
Value Fund	321
Value & Restructuring Fund	322
Vista Fund	324

John Hancock Funds II
Sector Weightings*

Absolute Return Portfolio		All Cap Value Fund		American Fundamental Holdings Fund
Sector Weighting	% of Total	Sector Weighting	% of Total	Sector Weighting	% of Total
U.S. Large Cap	12.78	Consumer, Non-cyclical	30.50	Intermediate Bond	25.00
Financial	12.41	Industrial	21.23	Energy	22.02
Intermediate Bond	12.31	Consumer, Cyclical	11.84	International	13.01
Multi-Sector Bond	8.77	Financial	11.54	Large Value	12.01
Real Estate	8.59	Energy	10.17	U.S. Large Cap	12.01
High Yield Bond	8.38	Basic Materials	6.32	Government	8.04
International Large Cap	6.45	Communications	2.76	Utilities	7.91
U.S. Mid Cap	4.84	Utilities	2.69
Bank Loan	3.60	Technology	0.44	American Global Diversification Fund
Investment Companies	3.44			Sector Weighting	% of Total
U.S. Small Cap	3.22	Alpha Opportunities Fund		Intermediate Bond	21.29
		Sector Weighting	% of Total	International Mid Cap	15.93
Active Bond Fund		Consumer, Non-cyclical	28.76	International Small Cap	15.93
Sector Weighting	% of Total	Financial	10.48	Diversified	11.95
Federal National Mortgage Association	32.78	Energy	8.70	International	9.96
Financial	12.78	Industrial	8.13	U.S. Large Cap	9.96
Mortgage Securities	11.32	Consumer, Cyclical	7.82	Large Value	7.96
Energy	6.81	Communications	7.73	High Yield Bond	7.02
Communications	5.38	Technology	6.62
Consumer, Non-cyclical	5.10	Basic Materials	5.56	Blue Chip Growth Fund
Utilities	4.54	Investment Companies	2.29	Sector Weighting	% of Total
Asset Backed Securities	2.56	Utilities	0.08	Consumer, Non-cyclical	28.91
Consumer, Cyclical	2.30			Communications	19.54
Industrial	1.91	Alternative Asset Allocation Fund		Technology	15.06
		Sector Weighting	% of Total	Financial	10.38
All Cap Core Fund		Bank Loan	15.44	Consumer, Cyclical	9.40
Sector Weighting	% of Total	Treasury Inflation-Protected Securities (d)	14.37	Energy	5.77
Consumer, Non-cyclical	22.92	Real Estate	13.95	Industrial	4.35
Energy	11.76	Emerging Markets	11.91	Basic Materials	3.96
Communications	10.22	Global Bond	11.41	Short-term Securities	2.19
Financial	9.75	Commodities	10.55	Utilities	0.44
Industrial	9.14	High Yield Bond	8.89
Technology	9.08	International Small Cap	7.50	Capital Appreciation Fund
Consumer, Cyclical	6.50	Natural Resources	5.98	Sector Weighting	% of Total
Basic Materials	4.90			Consumer, Non-cyclical	36.42
Utilities	4.49	American Diversified Growth &		Communications	16.01
		Income Fund		Technology	15.11
All Cap Growth Fund		Sector Weighting	% of Total	Consumer, Cyclical	8.79
Sector Weighting	% of Total	Energy	23.67	Energy	6.09
Consumer, Non-cyclical	51.78	Large Value	17.81	Industrial	4.86
Industrial	11.94	U.S. Large Cap	15.83	Basic Materials	3.00
Technology	11.01	Intermediate Bond	14.59	Financial	2.99
Communications	7.00	Financial	6.19
Financial	5.14	International	5.01	Core Bond Fund
Energy	3.08	International Mid Cap	4.97	Sector Weighting	% of Total
Consumer, Cyclical	3.01	Diversified	3.95	Mortgage Securities	27.76
Basic Materials	1.22	Utilities	3.93	Federal Home Loan Mortgage Corp.	18.43
		High Yield Bond	2.07	Federal National Mortgage Association	11.04
				Asset Backed Securities	6.65
				Financial	5.65
				U.S. Treasury Bonds	5.60
				Government National Mortgage Association	5.57
				U.S. Treasury Notes	5.17
				Communications	3.33
				Consumer, Non-cyclical	3.28

John Hancock Funds II
Sector Weightings*

Core Equity Fund		Fundamental Value Fund		High Income Fund
Sector Weighting	% of Total	Sector Weighting	% of Total	Sector Weighting	% of Total
Financial	21.45	Financial	22.13	Consumer, Cyclical	40.54
Energy	18.36	Energy	16.22	Communications	23.61
Consumer, Non-cyclical	16.60	Consumer, Non-cyclical	15.79	Consumer, Non-cyclical	8.93
Consumer, Cyclical	10.25	Consumer, Cyclical	10.22	Basic Materials	6.60
Communications	9.84	Communications	8.55	Mortgage Securities	4.13
Technology	7.30	Technology	6.24	Other	4.07
Industrial	5.44	Industrial	6.19	Utilities	3.51
Basic Materials	1.84	Basic Materials	1.73	Financial	2.61
Utilities	0.21	Diversified	0.64	Industrial	2.07
		Utilities	0.21	Government	1.37
Emerging Markets Value Fund
Sector Weighting	% of Total	Global Agribusiness Fund		High Yield Fund
Financial	24.69	Sector Weighting	% of Total	Sector Weighting	% of Total
Basic Materials	16.65	Basic Materials	54.24	Communications	18.73
Industrial	14.31	Consumer, Non-cyclical	44.55	Consumer, Non-cyclical	14.95
Consumer, Cyclical	8.72	Industrial	1.21	Energy	13.95
Consumer, Non-cyclical	7.43			Financial	12.07
Diversified	5.00	Global Bond Fund		Consumer, Cyclical	11.45
Technology	4.40	Sector Weighting	% of Total	Utilities	7.68
Energy	4.05	Government	27.76	Basic Materials	7.09
Communications	2.62	Financial	21.12	Industrial	6.17
Utilities	1.95	Mortgage Securities	17.78	Government	3.51
		Government National Mortgage Association	8.94	Technology	1.15
Emerging Small Company Fund		Asset Backed Securities	4.61
Sector Weighting	% of Total	U.S. Treasury Bonds	4.14	Index 500 Fund
Consumer, Non-cyclical	31.69	Federal National Mortgage Association	2.98	Sector Weighting	% of Total
Technology	15.93	Other	2.06	Consumer, Non-cyclical	24.95
Industrial	13.38	Consumer, Non-cyclical	1.94	Energy	14.14
Financial	7.91	Communications	1.71	Technology	11.91
Consumer, Cyclical	7.80			Communications	11.45
Communications	5.80	Global Infrastructure Fund		Financial	9.78
Energy	4.15	Sector Weighting	% of Total	Industrial	9.68
Basic Materials	1.39	Communications	37.46	Consumer, Cyclical	8.32
Utilities	1.06	Utilities	30.38	Utilities	3.75
Real Estate	0.69	Energy	16.54	Basic Materials	3.56
		Consumer, Non-cyclical	8.82	Diversified	0.04
Equity-Income Fund		Industrial	6.22
Sector Weighting	% of Total	Financial	0.58	International Equity Index Fund
Energy	17.52			Sector Weighting	% of Total
Financial	15.68	Global Real Estate Fund		Financial	19.05
Consumer, Non-cyclical	14.23	Sector Weighting	% of Total	Consumer, Non-cyclical	16.56
Communications	11.13	Financial	88.45	Energy	10.81
Industrial	10.32	Consumer, Non-cyclical	3.84	Communications	10.19
Consumer, Cyclical	7.62	Consumer, Cyclical	0.45	Industrial	10.12
Utilities	5.14			Basic Materials	9.15
Basic Materials	5.02	Global Timber Fund		Consumer, Cyclical	7.76
Technology	4.57	Sector Weighting	% of Total	Utilities	6.05
		Basic Materials	90.74	Technology	3.27
		Industrial	5.69	Diversified	0.94
		Consumer, Non-cyclical	3.57

John Hancock Funds II
Sector Weightings*

International Opportunities Fund		Investment Quality Bond Fund		Mid Cap Intersection Fund
Sector Weighting	% of Total	Sector Weighting	% of Total	Sector Weighting	% of Total
Consumer, Non-cyclical	20.09	U.S. Treasury Bonds	26.17	Consumer, Non-cyclical	21.29
Industrial	14.12	Financial	19.37	Financial	16.82
Financial	13.33	Government	8.71	Consumer, Cyclical	11.77
Consumer, Cyclical	11.70	Mortgage Securities	7.95	Industrial	11.59
Energy	9.07	Communications	7.88	Utilities	8.95
Communications	7.48	Consumer, Non-cyclical	6.20	Technology	6.57
Basic Materials	6.12	Utilities	5.69	Energy	4.84
Technology	3.63	Federal National Mortgage Association	4.03	Communications	4.48
		Energy	2.28	Basic Materials	4.27
International Small Cap Fund		Asset Backed Securities	2.19	Diversified	0.16
Sector Weighting	% of Total
Consumer, Cyclical	24.08	Large Cap Fund		Mid Cap Stock Fund
Industrial	17.48	Sector Weighting	% of Total	Sector Weighting	% of Total
Consumer, Non-cyclical	17.36	Consumer, Non-cyclical	20.95	Consumer, Non-cyclical	30.59
Financial	10.44	Technology	16.87	Consumer, Cyclical	16.89
Communications	4.59	Energy	14.86	Technology	10.30
Basic Materials	3.87	Industrial	10.00	Industrial	9.09
Technology	2.89	Consumer, Cyclical	9.18	Communications	8.67
Utilities	1.97	Communications	8.88	Financial	8.50
Diversified	0.98	Financial	8.09	Energy	4.54
Energy	0.96	Utilities	6.09	Basic Materials	2.91
		Investment Companies	0.54
International Small Company Fund		Basic Materials	0.42	Mid Cap Value Fund
Sector Weighting	% of Total			Sector Weighting	% of Total
Industrial	22.70	Large Cap Value Fund		Consumer, Non-cyclical	22.07
Consumer, Non-cyclical	16.65	Sector Weighting	% of Total	Financial	19.87
Consumer, Cyclical	16.23	Energy	27.65	Consumer, Cyclical	10.15
Financial	12.45	Consumer, Non-cyclical	23.74	Energy	9.56
Basic Materials	9.24	Financial	9.77	Communications	7.40
Communications	5.53	Communications	9.74	Basic Materials	6.69
Technology	4.91	Industrial	8.36	Technology	6.67
Energy	4.13	Consumer, Cyclical	6.83	Industrial	5.09
Diversified	1.40	Technology	6.60	Utilities	4.57
Utilities	1.28	Basic Materials	4.35
		Utilities	0.92	Mid Cap Value Equity Fund
International Value Fund				Sector Weighting	% of Total
Sector Weighting	% of Total	Mid Cap Index Fund		Financial	19.72
Communications	24.50	Sector Weighting	% of Total	Industrial	13.69
Consumer, Non-cyclical	13.69	Consumer, Non-cyclical	20.60	Energy	10.60
Financial	13.39	Financial	14.88	Consumer, Cyclical	10.19
Consumer, Cyclical	9.14	Industrial	14.10	Consumer, Non-cyclical	8.87
Energy	8.79	Consumer, Cyclical	11.56	Technology	6.65
Technology	8.46	Technology	6.68	Basic Materials	5.57
Industrial	6.97	Utilities	6.41	Utilities	5.42
Basic Materials	1.67	Energy	5.86	Communications	5.24
Diversified	1.18	Basic Materials	4.42
		Communications	2.89
		Real Estate	0.20

John Hancock Funds II
Sector Weightings*

Mid Value Fund		Short Term Government Income Fund		Small Company Growth Fund
Sector Weighting	% of Total	Sector Weighting	% of Total	Sector Weighting	% of Total
Consumer, Non-cyclical	21.84	Government	67.31	Consumer, Non-cyclical	26.00
Financial	19.54	U.S. Treasury Notes	24.04	Technology	13.23
Consumer, Cyclical	10.37	Treasury Inflation-Protected Securities (d)	6.55	Industrial	12.33
Energy	9.45	Federal National Mortgage Association	2.10	Consumer, Cyclical	12.24
Communications	7.39			Financial	7.06
Technology	6.62	Small Cap Growth Fund		Communications	6.01
Basic Materials	6.56	Sector Weighting	% of Total	Energy	3.74
Industrial	4.94	Consumer, Non-cyclical	36.21	Utilities	1.60
Utilities	4.45	Industrial	12.94	Basic Materials	0.34
		Consumer, Cyclical	12.72
Natural Resources Fund		Technology	10.27	Small Company Value Fund
Sector Weighting	% of Total	Communications	8.07	Sector Weighting	% of Total
Energy	69.17	Energy	6.10	Industrial	21.12
Basic Materials	19.61	Financial	3.95	Financial	15.93
		Investment Companies	3.18	Consumer, Non-cyclical	15.15
Optimized All Cap Fund		Basic Materials	2.39	Consumer, Cyclical	10.17
Sector Weighting	% of Total	Diversified	1.60	Basic Materials	6.99
Consumer, Non-cyclical	27.19			Technology	6.83
Technology	15.86	Small Cap Index Fund		Utilities	3.99
Energy	12.93	Sector Weighting	% of Total	Energy	3.59
Financial	10.96	Consumer, Non-cyclical	20.73	Communications	2.24
Consumer, Cyclical	10.67	Financial	16.21
Industrial	8.46	Industrial	11.30	Smaller Company Growth Fund
Utilities	4.09	Consumer, Cyclical	9.29	Sector Weighting	% of Total
Communications	4.09	Technology	7.91	Consumer, Non-cyclical	26.33
Basic Materials	4.06	Communications	6.07	Consumer, Cyclical	15.89
		Utilities	3.96	Communications	15.06
Real Estate Equity Fund		Energy	2.86	Industrial	13.28
Sector Weighting	% of Total	Basic Materials	2.51	Technology	10.52
Financial	76.78	Real Estate	0.05	Financial	6.44
Consumer, Cyclical	3.12			Energy	5.41
Real Estate	1.35	Small Cap Opportunities Fund		Basic Materials	2.49
Basic Materials	1.27	Sector Weighting	% of Total	Utilities	0.29
		Financial	16.70	Real Estate	0.02
Real Estate Securities Fund		Industrial	16.04
Sector Weighting	% of Total	Consumer, Non-cyclical	15.30	Spectrum Income Fund
Financial	91.55	Consumer, Cyclical	14.57	Sector Weighting	% of Total
		Technology	8.95	Government	13.45
Real Return Bond Fund		Communications	8.33	Government National Mortgage Association	12.13
Sector Weighting	% of Total	Energy	6.10	Financial	10.45
Treasury Inflation-Protected Securities (d)	55.81	Basic Materials	3.66	Communications	9.28
Financial	11.56	Utilities	2.10	Consumer, Non-cyclical	7.18
Federal National Mortgage Association	10.89	Real Estate	0.39	Energy	7.12
Federal Home Loan Mortgage Corp.	5.32			Federal National Mortgage Association	6.44
U.S. Treasury Bonds	3.24	Small Cap Value Fund		Industrial	5.26
Government	2.55	Sector Weighting	% of Total	Mortgage Securities	4.96
Asset Backed Securities	2.53	Industrial	22.21	Consumer, Cyclical	4.42
Consumer, Non-cyclical	1.72	Financial	20.20
Government National Mortgage Association	0.92	Consumer, Non-cyclical	18.57
Mortgage Securities	0.81	Consumer, Cyclical	16.85
		Utilities	6.60
		Technology	3.54
		Basic Materials	3.19
		Energy	3.06
		Communications	1.50

John Hancock Funds II
Sector Weightings*

Strategic Bond Fund		U.S. Government Securities Fund		Value & Restructuring Fund
Sector Weighting	% of Total	Sector Weighting	% of Total	Sector Weighting	% of Total
Federal National Mortgage Association	18.15	Federal National Mortgage Association	44.94	Energy	19.42
Mortgage Securities	11.83	Federal Home Loan Mortgage Corp.	12.43	Consumer, Non-cyclical	13.83
Financial	11.69	Mortgage Securities	9.03	Industrial	13.16
Energy	6.76	Federal Home Loan Bank	8.10	Financial	12.84
Federal Home Loan Bank	5.67	Asset Backed Securities	6.49	Communications	9.26
Consumer, Non-cyclical	4.91	U.S. Treasury Bonds	2.86	Basic Materials	8.06
Communications	4.61	U.S. Treasury Notes	1.65	Consumer, Cyclical	3.26
Asset Backed Securities	4.26	Government National Mortgage Association	0.32	Technology	3.15
Federal Home Loan Mortgage Corp.	3.86	Financial	0.01	Utilities	0.37
Utilities	3.67
		U.S. High Yield Bond Fund		Vista Fund
Strategic Income Fund		Sector Weighting	% of Total	Sector Weighting	% of Total
Sector Weighting	% of Total	Communications	25.01	Consumer, Non-cyclical	30.17
Government	30.13	Consumer, Non-cyclical	20.97	Consumer, Cyclical	13.08
Mortgage Securities	17.66	Energy	12.43	Communications	12.92
Consumer, Cyclical	11.25	Consumer, Cyclical	11.58	Basic Materials	8.50
Communications	10.12	Financial	8.30	Industrial	8.27
Financial	6.85	Industrial	6.58	Energy	7.48
Federal National Mortgage Association	6.34	Basic Materials	5.85	Financial	6.64
Industrial	4.28	Technology	5.28	Technology	4.98
Consumer, Non-cyclical	4.18	Utilities	3.04	Utilities	1.37
Energy	2.77	Mortgage Securities	0.19	Investment Companies	0.94
Basic Materials	1.85
		U.S. Multi Sector Fund
Total Bond Market Fund		Sector Weighting	% of Total
Sector Weighting	% of Total	Consumer, Non-cyclical	41.89
Federal National Mortgage Association	28.11	Energy	12.95
Federal Home Loan Mortgage Corp.	18.31	Consumer, Cyclical	12.00
U.S. Treasury Bonds	10.61	Technology	10.94
Financial	10.12	Communications	9.65
U.S. Treasury Notes	8.10	Industrial	3.68
Government National Mortgage Association	5.32	Financial	2.34
Consumer, Non-cyclical	2.65	Basic Materials	1.93
Communications	2.62	Utilities	0.29
Utilities	2.03
Government	1.93	Value Fund
		Sector Weighting	% of Total
Total Return Fund		Financial	20.12
Sector Weighting	% of Total	Consumer, Non-cyclical	17.21
Federal National Mortgage Association	31.44	Technology	11.92
Mortgage Securities	22.93	Industrial	10.94
Financial	22.54	Consumer, Cyclical	8.53
Federal Home Loan Mortgage Corp.	7.52	Utilities	7.97
Asset Backed Securities	3.82	Energy	5.66
Consumer, Non-cyclical	2.24	Basic Materials	4.00
Government	2.18
Treasury Inflation-Protected Securities (d)	1.17
Consumer, Cyclical	1.15
Energy	0.77

* Top Sectors as a percentage of market value. Does not include short-term securities and investments in the John Hancock Cash Investment Trust, if applicable.

John Hancock Funds II
Shareholder Expense Example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Absolute Return, Alternative Asset Allocation, American Diversified Growth & Income, American Fundamental Holdings and American Global Diversification, in addition to the operating expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied operating expenses and transaction costs and the Fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the Fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2008 through February 28, 2009).

Actual expenses:
The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:
The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period [1]	Annualized
	Account Value	Account Value	9/1/2008–	Expense
	9/1/2008	2/28/2009	2/28/2009	Ratio [2]
Absolute Return Portfolio
Class A — Actual	$1,000.00	$674.20	$1.91	0.46%
Class A — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.50	2.31	0.46%
Class B — Actual	1,000.00	672.80	4.81	1.16%
Class B — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.00	5.81	1.16%
Class C — Actual	1,000.00	672.80	4.81	1.16%
Class C — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.00	5.81	1.16%
Class 1 — Actual	1,000.00	676.20	0.87	0.21%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,023.80	1.05	0.21%
Active Bond Fund
Class 1 — Actual	$1,000.00	$934.80	$3.45	0.72%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Class NAV — Actual	1,000.00	935.10	3.21	0.67%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%
All Cap Core Fund
Class NAV — Actual	$1,000.00	$563.20	$3.22	0.83%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
All Cap Growth Fund
Class 1 — Actual	$1,000.00	$602.50	$3.97	1.00%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
All Cap Value Fund
Class 1 — Actual	$1,000.00	$640.90	$3.99	0.98%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Class NAV — Actual	1,000.00	641.50	3.74	0.92%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%

John Hancock Funds II
Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period [1]	Annualized
	Account Value	Account Value	9/1/2008–	Expense
	9/1/2008	2/28/2009	2/28/2009	Ratio [2]
Alpha Opportunities Fund [3]
Class NAV — Actual	$1,000.00	$756.70	$3.59	1.03%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Alternative Asset Allocation Fund [4]
Class A — Actual	$1,000.00	$908.00	$0.85	0.56%
Class A — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.00	2.81	0.56%
American Diversified Growth & Income Fund
Class 1 — Actual	$1,000.00	$663.50	$0.25	0.06%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
American Fundamental Holdings Fund
Class 1 — Actual	$1,000.00	$708.40	$0.25	0.06%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
American Global Diversification Fund
Class 1 — Actual	$1,000.00	$661.70	$0.25	0.06%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,024.50	0.30	0.06%
Blue Chip Growth Fund
Class 1 — Actual	$1,000.00	$592.80	$3.44	0.87%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Class NAV — Actual	1,000.00	593.00	3.24	0.82%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Capital Appreciation Fund
Class 1 — Actual	$1,000.00	$655.20	$3.37	0.82%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class NAV — Actual	1,000.00	654.40	3.16	0.77%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Core Bond Fund
Class 1 — Actual	$1,000.00	$1,011.70	$4.24	0.85%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Class NAV — Actual	1,000.00	1,011.90	3.94	0.79%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Core Equity Fund
Class 1 — Actual	$1,000.00	$482.80	$3.38	0.92%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
Emerging Markets Value Fund
Class NAV — Actual	$1,000.00	$500.30	$4.05	1.09%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Emerging Small Company Fund
Class 1 — Actual	$1,000.00	$563.40	$4.69	1.21%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%
Equity-Income Fund
Class 1 — Actual	$1,000.00	$559.50	$3.36	0.87%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Class NAV — Actual	1,000.00	559.50	3.17	0.82%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Fundamental Value Fund
Class 1 — Actual	$1,000.00	$545.60	$3.30	0.86%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Class NAV — Actual	1,000.00	545.40	3.10	0.81%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Global Agribusiness Fund [4]
Class A — Actual	$1,000.00	$950.00	$2.20	1.42%
Class A — Hypothetical (5% of annualized return before expenses)	1,000.00	1,017.80	7.10	1.42%
Class I — Actual	1,000.00	951.00	1.53	0.99%
Class I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Global Bond Fund
Class 1 — Actual	$1,000.00	$894.50	$4.37	0.93%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Class NAV — Actual	1,000.00	894.40	4.13	0.88%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%

John Hancock Funds II
Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period [1]	Annualized
	Account Value	Account Value	9/1/2008–	Expense
	9/1/2008	2/28/2009	2/28/2009	Ratio [2]
Global Infrastructure Fund [4]
Class A — Actual	$1,000.00	$806.00	$2.05	1.43%
Class A — Hypothetical (5% of annualized return before expenses)	1,000.00	1,017.70	7.15	1.43%
Class I — Actual	1,000.00	807.00	1.41	0.98%
Class I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,006.40	1.56	0.98%
Global Real Estate Fund
Class NAV — Actual	$1,000.00	$489.30	$3.99	1.08%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Global Timber Fund [4]
Class A — Actual	$1,000.00	$687.00	$1.92	1.43%
Class A — Hypothetical (5% of annualized return before expenses)	1,000.00	1,017.70	7.15	1.43%
Class I — Actual	1,000.00	688.00	1.31	0.98%
Class I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,006.40	1.56	0.98%
High Income Fund
Class NAV — Actual	$1,000.00	$612.40	$2.92	0.73%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
High Yield Fund
Class 1 — Actual	$1,000.00	$735.90	$3.27	0.76%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Class NAV — Actual	1,000.00	736.10	3.06	0.71%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Index 500 Fund
Class NAV — Actual	$1,000.00	$581.00	$1.84	0.47%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
International Equity Index Fund
Class NAV — Actual	$1,000.00	$542.40	$2.18	0.57%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%
International Opportunities Fund
Class 1 — Actual	$1,000.00	$532.80	$4.14	1.09%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.40	5.46	1.09%
Class NAV — Actual	1,000.00	532.90	3.95	1.04%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
International Small Cap Fund
Class 1 — Actual	$1,000.00	$516.20	$5.04	1.34%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,018.10	6.71	1.34%
Class NAV — Actual	1,000.00	516.30	4.77	1.27%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,018.50	6.36	1.27%
International Small Company Fund
Class NAV — Actual	$1,000.00	$543.20	$4.21	1.10%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
International Value Fund
Class 1 — Actual	$1,000.00	$571.20	$4.05	1.04%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Class NAV — Actual	1,000.00	571.80	3.86	0.99%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Investment Quality Bond Fund
Class 1 — Actual	$1,000.00	$967.20	$3.76	0.77%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Class NAV — Actual	1,000.00	967.40	3.46	0.71%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Large Cap Fund
Class 1 — Actual	$1,000.00	$538.80	$3.28	0.86%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Class NAV — Actual	1,000.00	538.80	3.05	0.80%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%

John Hancock Funds II
Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period [1]	Annualized
	Account Value	Account Value	9/1/2008–	Expense
	9/1/2008	2/28/2009	2/28/2009	Ratio [2]
Large Cap Value Fund
Class 1 — Actual	$1,000.00	$573.40	$3.51	0.90%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Class NAV — Actual	1,000.00	573.60	3.32	0.85%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.60	4.26	0.85%
Mid Cap Index Fund
Class NAV — Actual	$1,000.00	$554.60	$1.97	0.51%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%
Mid Cap Intersection Fund
Class NAV — Actual	$1,000.00	$527.70	$3.64	0.96%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Mid Cap Stock Fund
Class 1 — Actual	$1,000.00	$549.70	$3.65	0.95%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.10	4.76	0.95%
Class NAV — Actual	1,000.00	549.70	3.46	0.90%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Mid Cap Value Fund
Class 1 — Actual	$1,000.00	$567.30	$4.12	1.06%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Mid Cap Value Equity Fund
Class NAV — Actual	$1,000.00	$517.60	$3.99	1.06%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Mid Value Fund [4]
Class NAV — Actual	$1,000.00	$815.00	$1.67	1.16%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.00	5.81	1.16%
Natural Resources Fund
Class 1 — Actual	$1,000.00	$497.30	$4.23	1.14%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.10	5.71	1.14%
Class NAV — Actual	1,000.00	497.40	4.08	1.10%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Optimized All Cap Fund
Class A — Actual	$1,000.00	$535.60	$4.19	1.10%
Class A — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.30	5.51	1.10%
Class B — Actual	1,000.00	533.60	6.84	1.80%
Class B — Hypothetical (5% of annualized return before expenses)	1,000.00	1,015.90	9.00	1.80%
Class C — Actual	1,000.00	533.60	6.84	1.80%
Class C — Hypothetical (5% of annualized return before expenses)	1,000.00	1,015.90	9.00	1.80%
Class I — Actual	1,000.00	536.30	3.05	0.80%
Class I — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Class NAV — Actual	1,000.00	536.20	3.05	0.80%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Real Estate Equity Fund
Class NAV — Actual	$1,000.00	$373.90	$3.07	0.90%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Real Estate Securities Fund
Class 1 — Actual	$1,000.00	$395.60	$3.08	0.89%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Real Return Bond Fund
Class 1 — Actual	$1,000.00	$894.20	$3.85	0.82%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class NAV — Actual	1,000.00	895.00	3.62	0.77%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Short Term Government Income Fund [4]
Class NAV — Actual	$1,000.00	$999.00	$2.29	1.44%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,017.70	7.20	1.44%
Small Cap Growth Fund [5]
Class NAV — Actual	$1,000.00	$592.00	$4.57	1.21%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,018.80	6.06	1.21%

John Hancock Funds II
Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period [1]	Annualized
	Account Value	Account Value	9/1/2008–	Expense
	9/1/2008	2/28/2009	2/28/2009	Ratio [2]
Small Cap Index Fund
Class NAV — Actual	$1,000.00	$531.70	$2.05	0.54%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%
Small Cap Opportunities Fund
Class 1 — Actual	$1,000.00	$518.20	$4.22	1.12%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Class NAV — Actual	1,000.00	518.10	4.03	1.07%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%
Small Cap Value Fund [6]
Class NAV — Actual	$1,000.00	$820.00	$3.27	1.75%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,016.10	8.75	1.75%
Small Company Growth Fund
Class NAV — Actual	$1,000.00	$569.90	$4.40	1.13%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.20	5.66	1.13%
Small Company Value Fund
Class 1 — Actual	$1,000.00	$551.80	$4.16	1.08%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Class NAV — Actual	1,000.00	552.30	3.96	1.03%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Smaller Company Growth Fund [3]
Class NAV — Actual	$1,000.00	$736.00	$3.66	1.06%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Spectrum Income Fund
Class NAV — Actual	$1,000.00	$875.90	$3.86	0.83%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Strategic Bond Fund
Class 1 — Actual	$1,000.00	$871.40	$3.76	0.81%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Class NAV — Actual	1,000.00	871.40	3.53	0.76%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Strategic Income Fund
Class NAV — Actual	$1,000.00	$915.10	$3.61	0.76%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Total Bond Market Fund
Class NAV — Actual	$1,000.00	$1,023.90	$2.56	0.51%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%
Total Return Fund
Class 1 — Actual	$1,000.00	$975.20	$3.87	0.79%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.90	3.96	0.79%
Class NAV — Actual	1,000.00	975.50	3.58	0.73%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
U.S. Government Securities Fund
Class 1 — Actual	$1,000.00	$1,010.70	$3.89	0.78%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Class NAV — Actual	1,000.00	1,010.90	3.59	0.72%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
U.S. High Yield Bond Fund
Class 1 — Actual	$1,000.00	$837.90	$3.78	0.83%
Class 1 — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.70	4.16	0.83%
Class NAV — Actual	1,000.00	837.20	3.51	0.77%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
U.S. Multi Sector Fund
Class NAV — Actual	$1,000.00	$685.20	$3.51	0.84%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Value Fund
Class NAV — Actual	$1,000.00	$547.50	$3.84	1.00%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%

John Hancock Funds II
Shareholder Expense Example

			Expenses Paid
	Beginning	Ending	During Period [1]	Annualized
	Account Value	Account Value	9/1/2008–	Expense
	9/1/2008	2/28/2009	2/28/2009	Ratio [2]
Value & Restructuring Fund
Class NAV — Actual	$1,000.00	$487.40	$3.21	0.87%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Vista Fund
Class NAV — Actual	$1,000.00	$546.60	$4.06	1.06%
Class NAV — Hypothetical (5% of annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181), and divided by 366 (to reflect the one-half year period).
2	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:
Fund	Range
Absolute Return Portfolio	0.71%-1.13%
Alternative Asset Allocation Fund	0.71%-1.27%
American Diversified Growth & Income Fund	0.32%-0.70%
American Fundamental Holdings Fund	0.32%-0.48%
American Global Diversification Fund	0.34%-0.70%

3	Alpha Opportunities Fund and Smaller Company Growth Fund commenced operations on October 7, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (145), and divided by 365 (to reflect the one-half year period).
4	Alternative Asset Allocation Fund, Global Agribusiness Fund, Global Infrastructure Fund, Global Timber Fund, Mid Value Fund and Short Term Government Income Fund commenced operations on January 2, 2009. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (58), and divided by 365 (to reflect the one-half year period).
5	Small Cap Growth Fund commenced operations on September 9, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (173), and divided by 365 (to reflect the one-half year period).
6	Small Cap Value Fund commenced operations on December 16, 2008. Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (75), and divided by 365 (to reflect the one-half year period).

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited)
(showing percentage of total net assets)

Absolute Return Portfolio

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 95.84%
Investment Companies - 18.59%
iShares Barclays Aggregate Bond Fund * (g)	1,000	$100,690
iShares MSCI EAFE Index Fund	2,600	90,168
iShares Russell 2000 Index Fund	800	31,272
iShares S&P Mid Cap Fund *	1,500	67,605
PowerShares DB Commodity Index Tracking Fund *	4,545	86,855
SPDR Barclays Capital High Yield Bond ETF *	5,800	164,198
SPDR Trust Series 1	1,700	125,681
Vanguard REIT ETF *	1,800	43,002
		709,471
JOHN HANCOCK FUNDS II (g) - 75.76%
Blue Chip Growth (T. Rowe Price) *	8,386	94,427
Capital Appreciation (Jennison) *	14,180	93,732
Core Bond (Wells Capital) *	13,313	163,488
Emerging Markets Value (DFA) *	25,495	114,727
Equity-Income (T. Rowe Price) *	6,937	54,459
Floating Rate Income (WAMCO) *	17,318	131,791
Fundamental Value (Davis) *	13,289	109,637
Global Bond (PIMCO) *	6,010	62,805
Global Real Estate (Deutsche) *	36,474	139,697
High Income (MFC Global U.S.) * (f)	22,023	98,003
High Yield (WAMCO) *	16,966	102,812
International Opportunities (Marsico) *	11,582	92,427
International Small Company (DFA) *	13,269	58,384
International Value (Templeton) *	10,539	86,630
Investment Quality Bond (Wellington) *	11,805	127,847
Large Cap Value (BlackRock) *	4,514	56,013
Mid Cap Stock (Wellington) *	9,845	91,559
Mid Cap Value Equity (RiverSource) *	17,527	85,358
Natural Resources (Wellington) *	6,483	77,733
Optimized All Cap (MFC Global U.S.A.) * (f)	12,196	57,444
Real Estate Equity (T. Rowe Price) *	43,003	131,589
Real Return Bond (PIMCO) *	9,175	98,170
Small Company Growth (AIM) *	8,871	60,414
Small Company Value (T. Rowe Price) *	4,296	57,263
Spectrum Income (T. Rowe Price) *	18,437	156,161
Strategic Income (MFC Global U.S.) * (f)	20,299	164,629
Total Return (PIMCO) *	12,839	158,815
U.S. High Yield Bond (Wells Capital) *	10,943	105,710
Value & Restructuring (Columbia) *	10,333	59,309
		2,891,033
JOHN HANCOCK FUNDS III (g) - 1.49%
International Core (GMO) *	3,075	56,787
TOTAL INVESTMENT COMPANIES (Cost $5,568,673)		$3,657,291
Total Investments (Absolute Return Portfolio)
(Cost $5,568,673) - 95.84%		$3,657,291
Other Assets in Excess of Liabilities - 4.16%		158,617
TOTAL NET ASSETS - 100.00%		$3,815,908

Active Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 3.75%
U.S. Treasury Bonds - 0.73%
3.75% due 11/15/2018	$780,000	$826,496
4.375% due 02/15/2038	985,000	1,086,270
4.50% due 05/15/2038	1,555,000	1,765,410
		3,678,176
U.S. Treasury Notes - 3.02%
2.00% due 02/28/2010	241,000	243,786
2.75% due 02/15/2019 (a)	2,955,000	2,881,125
4.25% due 08/15/2015 (a)	4,475,000	4,951,167
4.75% due 02/15/2010	6,865,000	7,121,634
		15,197,712
TOTAL U.S. TREASURY OBLIGATIONS (Cost $18,441,196)		$18,875,888
U.S. GOVERNMENT AGENCY OBLIGATIONS - 35.64%
Federal Home Loan Mortgage Corp. - 1.72%
5.50% due 07/01/2038	1,228,070	1,259,108
5.713% due 04/01/2037	687,382	710,461
5.835% due 03/01/2037 (b)	1,970,408	2,039,642
5.875% due 03/21/2011	81,000	84,992
6.00% due 05/01/2037 to 08/01/2038	4,438,524	4,603,318
		8,697,521
Federal National Mortgage Association - 33.87%
zero coupon due 02/01/2015	390,000	314,230
4.046% due 05/01/2035 (b)	2,413,020	2,425,778
4.375% due 03/15/2013	20,000	21,538
4.50% TBA **	6,000,000	6,106,875
4.95% due 12/01/2038 (b)	1,010,098	1,033,053
5.00% due 05/01/2018 to 05/01/2038	28,904,716	29,530,533
5.00% TBA **	5,000,000	5,140,625
5.041% due 07/01/2033 (b)	2,613	2,687
5.363% due 12/01/2038 (b)	1,157,359	1,197,035
5.40% due 12/01/2038 (b)	822,445	849,410
5.50% due 02/01/2018 to 07/01/2038	72,541,727	74,531,950
5.50% due 03/15/2011 (a)	5,086,000	5,486,212
5.50% TBA **	5,725,000	5,864,547
5.564% due 01/01/2036 (b)	1,332,556	1,377,485
5.704% due 04/01/2036 (b)	994,283	1,031,233
6.00% due 09/01/2022 to 01/01/2038	23,224,364	24,107,246
6.00% TBA **	11,000,000	11,362,657
6.25% due 05/15/2029	157,000	194,582
6.50% due 02/01/2036	61,247	64,173
7.00% due 09/01/2010 to 10/25/2041	60,337	62,819
7.50% due 09/01/2029 to 08/01/2031	4,862	5,188
		170,709,856
Government National Mortgage Association - 0.05%
5.00% due 04/15/2035	96,540	98,784
5.50% due 03/15/2035	94,309	97,142
6.00% due 03/15/2033 to 06/15/2033	38,904	40,556
6.50% due 09/15/2028 to 08/15/2031	6,985	7,356
7.00% due 04/15/2029	2,345	2,496

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
8.00% due 10/15/2026		$2,213	$2,354
			248,688
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $174,666,866)			$179,656,065
FOREIGN GOVERNMENT OBLIGATIONS - 0.07%
Argentina - 0.00%
Republic of Argentina
0.63% due 12/31/2038 (b)	ARS	177,218	6,093
2.455% due 12/15/2035 (b)		393,449	4,141
5.83% due 12/31/2033 (b)		72,870	10,635
			20,869
Canada - 0.00%
Government of Canada
5.50% due 06/01/2010	CAD	5,000	4,153
Colombia - 0.01%
Republic of Colombia
10.00% due 01/23/2012		$20,000	22,600
11.75% due 03/01/2010	COP	8,000,000	3,215
			25,815
Japan - 0.01%
Government of Japan
1.50% due 09/20/2014	JPY	1,350,000	14,391
1.80% due 03/22/2010		2,650,000	27,565
			41,956
Mexico - 0.05%
Government of Mexico
8.00% due 12/07/2023	MXN	238,900	14,748
8.00% due 12/19/2013		167,800	10,907
9.875% due 02/01/2010		$205,000	219,555
			245,210
Panama - 0.00%
Republic of Panama
8.875% due 09/30/2027		6,000	6,435
9.375% due 04/01/2029		1,000	1,100
			7,535
Peru - 0.00%
Republic of Peru
9.875% due 02/06/2015		2,000	2,370
Philippines - 0.00%
Republic of Philippines
9.125% due 02/22/2010	EUR	2,000	2,593
Sweden - 0.00%
Kingdom of Sweden
5.25% due 03/15/2011	SEK	30,000	3,606
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $422,581)			$354,107
CORPORATE BONDS - 42.38%
Advertising - 0.01%
R.H. Donnelley Corp.
8.875% due 10/15/2017		560,000	25,200
Aerospace - 0.10%
BAE Systems Asset Trust
6.664% due 09/15/2013 (h)		34,090	30,340
BE Aerospace, Inc.
8.50% due 07/01/2018		250,000	199,375
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		460,000	253,000
			482,715
Agriculture - 0.27%
Archer-Daniels-Midland Company
6.45% due 01/15/2038		1,000,000	989,564
Mosaic Company
7.625% due 12/01/2016 (h)		390,000	374,400
			1,363,964
Air Travel - 0.23%
Continental Airlines, Inc., Series 00-2
8.307% due 10/02/2019		166,411	121,480
Continental Airlines, Inc., Series 991A
6.545% due 02/02/2019		97,714	85,500
Delta Air Lines, Inc., Series 02-1
6.417% due 07/02/2012		515,000	401,700
Delta Airlines, Inc.
6.821% due 08/10/2022		508,234	358,305
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019		310,000	184,450
			1,151,435
Aluminum - 0.07%
Alcoa, Inc.
5.72% due 02/23/2019		150,000	96,442
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033		395,000	273,690
			370,132
Amusement & Theme Parks - 0.00%
HRP Myrtle Beach Operations LLC
zero coupon due 04/01/2012 ^ (h)		140,000	1,400
Auto Parts - 0.15%
Allison Transmission, Inc.
11.00% due 11/01/2015 (h)		600,000	291,000
Delphi Corp.
6.197% due 11/15/2033 ^		2,000	0
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		485,000	388,000
Tenneco Automotive, Inc.
8.625% due 11/15/2014		505,000	70,700
			749,700
Auto Services - 0.09%
ERAC USA Finance Company
6.375% due 10/15/2017 (h)		320,000	207,917
7.95% due 12/15/2009 (h)		10,000	9,602
United Rentals North America, Inc.
7.00% due 02/15/2014		310,000	170,500
7.75% due 11/15/2013		100,000	57,000
			445,019

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Automobiles - 0.07%
DaimlerChrysler NA Holding Corp.
5.875% due 03/15/2011		$395,000	$375,990
Banking - 1.26%
Allied Irish Banks PLC
7.50% due 12/29/2049 (b)	EUR	1,000	209
BAC Capital Trust XIII
2.3963% due 03/15/2043 (b)		$640,000	128,780
BAC Capital Trust XV
3.0025% due 06/01/2056 (b)		925,000	305,568
Banco Santander Chile
2.5356% due 12/09/2009 (b)(h)		18,000	17,809
5.375% due 12/09/2014 (h)		5,000	4,429
Bank of Ireland
6.45% due 02/10/2010	EUR	1,000	1,277
Chuo Mitsui Trust & Banking Company
5.506% due 12/29/2049 (b)(h)		$500,000	236,668
Comerica Capital Trust II
6.576% due 02/20/2037 (b)		1,000,000	316,372
HBOS PLC
5.375% due 12/29/2049 (b)(h)		22,000	5,499
HSBC Holdings PLC
6.50% due 09/15/2037		435,000	378,618
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		85,000	68,429
Landsbanki Islands HF
zero coupon due 08/25/2009 ^ (h)		490,000	3,062
7.431% due 12/31/2049 ^ (h)		805,000	81
Lloyds TSB Group PLC
6.267% due 12/31/2049 (b)(h)		545,000	107,815
6.413% due 12/31/2049 (h)		450,000	89,362
Mellon Capital IV, Series 1
6.244% due 06/29/2049 (b)		400,000	168,067
Natixis
10.00% due 04/29/2049 (b)(h)		325,000	125,382
Northern Trust Company
6.50% due 08/15/2018		190,000	196,214
Rabobank Capital Funding II
5.26% due 12/29/2049 (b)(h)		790,000	399,842
RBS Capital Trust IV
2.2587% due 09/29/2049 (b)		18,000	2,571
Royal Bank of Scotland Group PLC
7.648% due 08/31/2049 (b)		580,000	156,600
Royal Bank of Scotland Group PLC, MTN
7.64% due 03/31/2049		300,000	39,000
Shinhan Bank
6.819% due 09/20/2036 (b)		515,000	254,120
Silicon Valley Bank
6.05% due 06/01/2017		415,000	323,560
Standard Chartered PLC
6.40% due 09/26/2017 (h)		1,000,000	799,832
6.409% due 01/30/2017 (b)(h)		1,215,000	384,618
SunTrust Capital VIII
6.10% due 12/01/2066 (b)		630,000	375,313
SunTrust Preferred Capital I
5.853% due 12/31/2049 (b)		605,000	205,700
TuranAlem Finance BV
7.875% due 06/02/2010		12,000	3,240
USB Capital IX
6.189% due 03/29/2049 (b)		2,025,000	810,000
Wachovia Bank NA
5.85% due 02/01/2037		395,000	314,272
Wachovia Bank NA, BKNT
6.60% due 01/15/2038		150,000	132,102
			6,354,411
Broadcasting - 0.39%
CSC Holdings, Inc.
7.875% due 02/15/2018		405,000	364,500
News America Holdings, Inc.
6.75% due 01/09/2038		2,000	2,014
6.90% due 03/01/2019 (h)		385,000	364,517
7.75% due 12/01/2045		9,000	7,816
8.25% due 08/10/2018		375,000	358,923
News America, Inc.
6.65% due 11/15/2037		865,000	699,294
XM Satellite Radio Holdings, Inc.
13.00% due 08/01/2013 (h)		360,000	158,400
			1,955,464
Building Materials & Construction - 0.28%
CRH America, Inc.
8.125% due 07/15/2018		425,000	330,961
Masco Corp.
5.85% due 03/15/2017		705,000	470,792
USG Corp.
6.30% due 11/15/2016		1,000,000	590,000
			1,391,753
Business Services - 0.28%
Electronic Data Systems Corp.
7.125% due 10/15/2009		2,000	2,068
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (h)		335,000	208,119
Science Applications International Corp.
5.50% due 07/01/2033		825,000	610,446
Sotheby's
7.75% due 06/15/2015		360,000	226,800
Xerox Corp.
6.75% due 02/01/2017		435,000	369,750
			1,417,183
Cable & Television - 1.67%
AT&T Broadband Corp.
8.375% due 03/15/2013		305,000	325,360
Charter Communications Holdings II LLC
10.25% due 10/01/2013 (h)		312,000	241,800
Comcast Corp.
4.95% due 06/15/2016		360,000	321,774
6.50% due 01/15/2015		300,000	295,348
COX Communications, Inc.
4.625% due 01/15/2010		22,000	21,812
5.45% due 12/15/2014		218,000	196,723
6.75% due 03/15/2011		209,000	209,919
7.75% due 11/01/2010		207,000	211,370
8.375% due 03/01/2039		195,000	187,459
Cox Communications, Inc., Class A
4.625% due 06/01/2013		340,000	307,409

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Cable & Television (continued)
Rogers Cable, Inc.
6.75% due 03/15/2015	$300,000	$298,630
TCI Communications, Inc.
9.80% due 02/01/2012	315,000	340,209
Time Warner Cable, Inc.
6.75% due 07/01/2018	1,225,000	1,161,391
8.75% due 02/14/2019 (b)	295,000	314,896
Time Warner Companies, Inc.
7.57% due 02/01/2024	34,000	31,392
Time Warner Entertainment Company LP
8.375% due 07/15/2033	535,000	511,979
8.375% due 03/15/2023	335,000	325,599
Time Warner, Inc.
6.75% due 04/15/2011	575,000	583,530
7.625% due 04/15/2031	9,000	8,444
Viacom, Inc.
5.75% due 04/30/2011	1,000,000	969,715
6.625% due 05/15/2011	575,000	537,722
6.75% due 10/05/2037	630,000	456,414
6.875% due 04/30/2036	760,000	563,605
		8,422,500
Cellular Communications - 0.27%
America Movil SAB de CV
5.75% due 01/15/2015	305,000	291,580
American Tower Corp.
7.50% due 05/01/2012	12,000	11,970
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	211,000	225,508
8.75% due 03/01/2031	209,000	228,902
Nextel Communications, Inc.
6.875% due 10/31/2013	435,000	206,625
Rogers Wireless, Inc.
9.625% due 05/01/2011	8,000	8,469
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (h)	360,000	381,978
		1,355,032
Chemicals - 0.38%
American Pacific Corp.
9.00% due 02/01/2015	425,000	357,000
E.I. Du Pont de Nemours & Company
5.875% due 01/15/2014	730,000	770,366
Ecolab, Inc.
4.875% due 02/15/2015	350,000	346,693
Momentive Performance Materials, Inc.
9.75% due 12/01/2014	480,000	182,400
Sterling Chemicals, Inc.
10.25% due 04/01/2015	305,000	253,150
		1,909,609
Chemicals-Diversified - 0.09%
The Dow Chemical Company
5.70% due 05/15/2018	700,000	476,421
Computers & Business Equipment - 0.37%
Cisco Systems, Inc.
5.50% due 02/22/2016	510,000	528,025
5.90% due 02/15/2039	465,000	432,996
Computer Sciences Corp.
6.50% due 03/15/2018 (h)	965,000	890,002
		1,851,023
Containers & Glass - 0.09%
BWAY Corp.
10.00% due 10/15/2010	427,000	400,313
US Corrugated, Inc.
10.00% due 06/12/2013	110,000	55,000
		455,313
Crude Petroleum & Natural Gas - 0.91%
Apache Corp.
5.625% due 01/15/2017	1,000,000	1,005,659
6.90% due 09/15/2018	455,000	495,063
Hess Corp.
8.125% due 02/15/2019	340,000	346,552
Marathon Oil Corp.
6.80% due 03/15/2032	760,000	647,148
7.50% due 02/15/2019	195,000	189,424
Premcor Refining Group, Inc.
7.50% due 06/15/2015	4,000	3,859
Suncor Energy, Inc.
6.10% due 06/01/2018	760,000	626,322
Transocean, Inc.
6.00% due 03/15/2018	750,000	707,906
XTO Energy, Inc.
5.90% due 08/01/2012	570,000	564,952
		4,586,885
Domestic Oil - 0.47%
Devon Energy Corp.
5.625% due 01/15/2014	1,020,000	1,027,875
Devon Financing Corp.
6.875% due 09/30/2011	205,000	215,743
7.875% due 09/30/2031	1,060,000	1,105,212
		2,348,830
Drugs & Health Care - 0.04%
Allegiance Corp.
7.00% due 10/15/2026	205,000	176,315
Electrical Utilities - 4.36%
AES Eastern Energy LP, Series 99-A
9.00% due 01/02/2017	597,534	555,706
AES Gener SA
7.50% due 03/25/2014	218,000	219,291
American Electric Power Company, Inc.
5.25% due 06/01/2015	210,000	194,721
Appalachian Power Company
5.80% due 10/01/2035	39,000	31,463
7.00% due 04/01/2038	425,000	398,302
Arizona Public Service Company
5.50% due 09/01/2035	222,000	134,600
CenterPoint Energy Houston Electric LLC, Series K2
6.95% due 03/15/2033	10,000	8,901
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	235,000	238,139
CenterPoint Energy Resources Corp., MTN
6.00% due 05/15/2018	1,000,000	820,668

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Electrical Utilities (continued)
CenterPoint Energy, Inc.
6.50% due 05/01/2018	$1,000,000	$822,050
Commonwealth Edison Company
5.80% due 03/15/2018	1,985,000	1,885,565
Connecticut Light & Power Company, Series 09-A
5.50% due 02/01/2019	200,000	199,340
Constellation Energy Group, Inc.
4.55% due 06/15/2015	420,000	339,723
7.60% due 04/01/2032	246,000	204,821
Dominion Resources, Inc.
5.00% due 03/15/2013	575,000	570,115
5.70% due 09/17/2012	207,000	210,059
6.30% due 09/30/2066 (b)	800,000	472,000
7.50% due 06/30/2066 (b)	320,000	208,000
Empresa Nacional De Electricidad
8.50% due 04/01/2009	8,000	8,014
Enel Finance International SA
6.25% due 09/15/2017 (h)	565,000	496,955
Enersis SA
7.375% due 01/15/2014	12,000	12,438
Entergy Louisiana LLC
8.09% due 01/02/2017	450,375	439,269
FirstEnergy Corp.
6.45% due 11/15/2011	209,000	208,781
7.375% due 11/15/2031	676,000	576,956
FPL Group Capital, Inc.
7.875% due 12/15/2015	245,000	276,897
Funding Corp.
9.00% due 06/01/2017	924,000	919,149
Indiantown Cogeneration LP, Series A-9
9.26% due 12/15/2010	52,146	48,061
Ipalco Enterprises, Inc.
8.625% due 11/14/2011	365,000	354,050
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (h)	1,720,000	1,643,806
ITC Holdings Corp.
5.875% due 09/30/2016 (h)	135,000	125,859
Midwest Generation LLC, Series B
8.56% due 01/02/2016	584,360	577,056
Monongahela Power Company
7.95% due 12/15/2013 (h)	665,000	711,398
National Grid PLC
6.30% due 08/01/2016	485,000	463,091
Nevada Power Company
5.875% due 01/15/2015	370,000	344,454
6.65% due 04/01/2036	530,000	462,458
Oncor Electric Delivery Company
6.375% due 05/01/2012	850,000	849,644
Pacific Gas & Electric Company
4.20% due 03/01/2011	246,000	249,341
4.80% due 03/01/2014	212,000	216,372
8.25% due 10/15/2018	455,000	544,294
Peco Energy Company
5.35% due 03/01/2018	1,000,000	979,552
PSEG Power LLC
5.00% due 04/01/2014	214,000	194,749
8.625% due 04/15/2031	214,000	219,096
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	1,000,000	1,025,953
Scottish Power PLC
4.91% due 03/15/2010	225,000	222,057
Sierra Pacific Power Company, Series M
6.00% due 05/15/2016	840,000	777,686
Texas Competitive Electric Holdings Company LLC, Series A
10.25% due 11/01/2015	600,000	303,000
TransAlta Corp.
6.65% due 05/15/2018	580,000	510,926
United Energy Distribution Property, Ltd.
4.70% due 04/15/2011 (h)	96,000	94,504
Virginia Electric and Power Company
6.00% due 01/15/2036	620,000	601,852
		21,971,182
Electronics - 0.00%
Jabil Circuit, Inc.
5.875% due 07/15/2010	17,000	15,555
Energy - 0.73%
Duke Capital LLC
6.75% due 02/15/2032	511,000	398,956
Duke Energy Corp.
6.30% due 02/01/2014	335,000	348,033
Enterprise Products Operating LP
4.95% due 06/01/2010	210,000	207,324
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (h)	680,000	631,420
6.875% due 03/01/2033	209,000	179,172
Exide Technologies, Series B
10.50% due 03/15/2013	395,000	233,050
Nexen, Inc.
5.875% due 03/10/2035	577,000	393,323
6.40% due 05/15/2037	625,000	441,074
Salton Sea Funding Corp., Series F
7.475% due 11/30/2018	220,811	231,887
Sempra Energy
4.75% due 05/15/2009	208,000	208,018
8.90% due 11/15/2013	360,000	390,865
		3,663,122
Financial Services - 7.38%
Allied Capital Corp.
6.625% due 07/15/2011	255,000	33,967
American Express Bank FSB, BKNT
6.00% due 09/13/2017	805,000	712,888
American Express Company
7.00% due 03/19/2018	1,065,000	1,002,967
American Express Credit Corp., Series C
7.30% due 08/20/2013	585,000	580,355
American General Finance Corp.
6.90% due 12/15/2017	335,000	133,200
American Honda Finance Corp.
7.625% due 10/01/2018 (h)	615,000	580,874
Astoria Depositor Corp.
8.144% due 05/01/2021 (h)	600,000	480,937
AXA Financial, Inc.
7.75% due 08/01/2010	210,000	207,826
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	360,000	373,335

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financial Services (continued)
Bear Stearns Companies, Inc., MTN
1.4462% due 11/28/2011 (b)	$640,000	$593,672
Bosphorus Financial Services, Ltd.
3.0344% due 02/15/2012 (b)(h)	281,250	241,061
Bunge, Ltd. Finance Corp.
5.35% due 04/15/2014	430,000	344,713
5.875% due 05/15/2013	25,000	21,978
Capmark Financial Group, Inc.
5.875% due 05/10/2012	1,300,000	298,364
Caterpillar Financial Services Corp.
4.50% due 06/15/2009	210,000	210,488
Caterpillar Financial Services Corp., MTN
5.45% due 04/15/2018	870,000	761,422
5.50% due 03/15/2016	405,000	364,880
CIT Group, Inc.
5.00% due 02/13/2014	95,000	52,667
5.65% due 02/13/2017	125,000	69,597
CIT Group, Inc., MTN
5.125% due 09/30/2014	95,000	56,351
Citigroup, Inc.
5.50% due 04/11/2013	505,000	457,282
5.625% due 08/27/2012	219,000	160,284
6.125% due 11/21/2017	640,000	546,636
6.125% due 05/15/2018	590,000	508,792
6.875% due 03/05/2038	250,000	216,959
8.40% due 04/29/2049 (b)	1,305,000	456,880
CME Group, Inc.
5.75% due 02/15/2014	470,000	476,331
CNOOC Finance
5.50% due 05/21/2033 (h)	10,000	8,276
Credit Suisse First Boston USA, Inc.
1.3313% due 11/20/2009 (b)	1,220,000	1,194,057
6.50% due 01/15/2012	209,000	215,103
Dresdner Bank AG
7.25% due 09/15/2015	281,000	228,024
ESI Tractebel Acquisition Corp., Series B
7.99% due 12/30/2011	394,000	383,085
FPL Group Capital, Inc.
6.35% due 10/01/2066 (b)	650,000	481,000
General Electric Capital Corp.
5.45% due 01/15/2013	261,000	250,503
5.625% due 05/01/2018	455,000	389,776
General Electric Capital Corp., MTN
6.875% due 01/10/2039	500,000	404,620
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	760,000	295,196
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	640,000	572,373
6.75% due 10/01/2037	370,000	263,082
7.50% due 02/15/2019	470,000	465,509
Harley-Davidson Funding Corp.
6.80% due 06/15/2018 (h)	1,000,000	609,428
HSBC Finance Corp.
5.00% due 06/30/2015	645,000	557,366
HVB Funding Trust III
9.00% due 10/22/2031 (h)	10,000	2,265
Independencia International, Ltd.
9.875% due 01/31/2017 (h)	290,000	43,500
9.875% due 05/15/2015 (h)	160,000	24,000
International Lease Finance Corp.
3.50% due 04/01/2009	213,000	199,425
4.55% due 10/15/2009	7,000	5,681
4.75% due 07/01/2009	30,000	25,837
International Lease Finance Corp., MTN
5.45% due 03/24/2011	555,000	383,928
International Lease Finance Corp., Series P
1.4944% due 01/15/2010 (b)	13,000	10,442
Jefferies Group, Inc.
6.45% due 06/08/2027	210,000	123,979
John Deere Capital Corp., Series D
4.125% due 01/15/2010	39,000	39,125
JPMorgan Chase & Company
6.75% due 02/01/2011	218,000	222,776
JPMorgan Chase & Company, Series 1
7.90% due 12/31/2049 (b)	2,070,000	1,428,010
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036	750,000	530,460
JPMorgan Chase Capital XXIII
2.2375% due 05/15/2047 (b)	915,000	365,552
Kaupthing Bank HF
5.75% due 10/04/2011 (h)	750,000	48,750
Lehman Brothers Holdings, Inc., MTN
zero coupon due 01/26/2017 (b)	1,120,000	137,200
MBNA Capital, Series B
1.97% due 02/01/2027 (b)	23,000	9,484
Merrill Lynch & Company, Inc.
1.72% due 05/02/2017 (b)	1,000,000	639,392
7.75% due 05/14/2038	1,855,000	1,304,288
Merrill Lynch & Company, Inc., MTN
2.4313% due 06/05/2012 (b)	472,000	378,134
6.875% due 04/25/2018	1,535,000	1,277,203
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049	455,000	432,664
Morgan Stanley
1.5356% due 10/18/2016 (b)	830,000	591,104
4.25% due 05/15/2010	232,000	226,357
Morgan Stanley, MTN
5.95% due 12/28/2017	290,000	255,933
6.625% due 04/01/2018	825,000	761,806
Nelnet, Inc.
7.40% due 09/29/2036 (b)	400,000	102,673
NiSource Finance Corp.
6.15% due 03/01/2013	219,000	187,363
7.875% due 11/15/2010	216,000	211,545
Osiris Capital PLC, Series C
3.9444% due 01/15/2010 (b)(h)	920,000	893,872
Osiris Capital PLC, Series D
6.0944% due 01/15/2010 (b)(h)	360,000	351,792
PNC Financial Services Group, Inc.
8.25% due 12/31/2049 (b)	760,000	479,507
PNC Funding Corp.
1.3144% due 01/31/2012 (b)	1,000,000	795,400
4.50% due 03/10/2010	1,500,000	1,474,366
Popular North America, Inc.
4.70% due 06/30/2009	12,000	11,824
Schwab Capital Trust I
7.50% due 11/15/2037 (b)	1,435,000	937,414

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financial Services (continued)
Skandinaviska Enskilda Banken AB
5.471% due 03/29/2049 (b)(h)	$400,000	$160,000
SLM Corp.
1.4594% due 01/27/2014 (b)	1,840,000	948,923
4.50% due 07/26/2010	410,000	324,134
SLM Corp., MTN
8.45% due 06/15/2018	370,000	240,500
SLM Corp., MTN, Series A
1.2994% due 07/27/2009 (b)	1,000,000	930,974
SLM Corp., MTN, Series X
2.0963% due 03/16/2009 (b)	600,000	598,667
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(h)	400,000	239,416
Sovereign Capital Trust VI
7.908% due 06/13/2036	295,000	191,750
Teco Finance, Inc.
6.572% due 11/01/2017	232,000	191,956
7.00% due 05/01/2012	233,000	220,478
Ucar Finance, Inc.
10.25% due 02/15/2012	20,000	18,000
Vita Capital III, Ltd., Series B-I
2.525% due 01/01/2011 (b)(h)	870,000	809,970
Waddell & Reed Financial, Inc.
5.60% due 01/15/2011	400,000	360,106
Wells Fargo Capital XIII, MTN, Series G
7.70% due 12/29/2049	1,000,000	486,880
Westfield Capital Corp., Ltd.
4.375% due 11/15/2010 (h)	304,000	282,963
		37,179,872
Food & Beverages - 2.18%
ASG Consolidated LLC/ASG Finance, Inc.
11.50% due 11/01/2011 (h)	395,000	335,750
Cargill, Inc.
6.125% due 09/15/2036 (h)	665,000	531,403
Coca-Cola Enterprises, Inc.
7.375% due 03/03/2014	415,000	467,019
General Mills, Inc.
5.20% due 03/17/2015	160,000	160,688
5.65% due 09/10/2012	600,000	626,574
5.70% due 02/15/2017	245,000	246,901
Kellogg Company, Series B
6.60% due 04/01/2011	209,000	223,243
Kraft Foods, Inc.
5.625% due 11/01/2011	219,000	228,871
6.00% due 02/11/2013	715,000	745,354
6.125% due 02/01/2018	1,360,000	1,351,170
6.875% due 01/26/2039	325,000	323,132
Kroger Company
6.40% due 08/15/2017	980,000	993,336
6.80% due 12/15/2018	920,000	960,473
7.00% due 05/01/2018	580,000	609,096
McCormick & Company, Inc.
5.75% due 12/15/2017	1,000,000	957,900
Nabisco, Inc.
7.55% due 06/15/2015	229,000	246,115
SABMiller PLC
6.50% due 07/15/2018 (h)	875,000	803,556
Smithfield Foods, Inc.
7.00% due 08/01/2011	18,000	13,590
Supervalu, Inc.
7.50% due 11/15/2014	500,000	485,000
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (h)	208,000	171,975
Tesco PLC
6.15% due 11/15/2037 (h)	570,000	511,289
		10,992,435
Gas & Pipeline Utilities - 2.98%
Buckeye Partners LP
5.125% due 07/01/2017	225,000	181,586
DCP Midstream LLC
9.75% due 03/15/2019 (h)	395,000	382,941
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	360,000	270,000
Enbridge Energy Partners LP, Series B
6.50% due 04/15/2018	600,000	523,383
Energy Transfer Partners LP
6.70% due 07/01/2018	1,000,000	902,779
7.50% due 07/01/2038	1,440,000	1,206,428
9.70% due 03/15/2019	345,000	367,386
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014	240,000	226,215
5.80% due 03/15/2035	208,000	165,995
6.50% due 02/01/2037	1,091,000	941,517
7.30% due 08/15/2033	212,000	196,588
7.75% due 03/15/2032	200,000	195,177
9.00% due 02/01/2019	525,000	566,465
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038	540,000	497,347
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
8.50% due 07/15/2016	330,000	237,600
Michigan Consolidated Gas Company
5.70% due 03/15/2033	14,000	12,286
NGPL Pipeco LLC
7.119% due 12/15/2017 (h)	1,420,000	1,317,213
ONEOK Partners LP
6.15% due 10/01/2016	728,000	647,102
6.65% due 10/01/2036	1,245,000	965,365
8.625% due 03/01/2019	325,000	323,112
Southern Union Company
7.20% due 11/01/2066 (b)	950,000	475,000
Spectra Energy Capital LLC
6.20% due 04/15/2018	3,290,000	2,983,135
TEPPCO Partners LP
7.00% due 06/01/2067 (b)	705,000	395,514
Texas Eastern Transmission LP
6.00% due 09/15/2017 (h)	685,000	639,868
TransCanada Pipelines, Ltd.
7.125% due 01/15/2019	400,000	411,286
		15,031,288
Healthcare Products - 0.18%
Covidien International Finance SA
6.00% due 10/15/2017	885,000	891,258

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Healthcare Services - 0.42%
Coventry Health Care, Inc.
5.875% due 01/15/2012	$225,000	$177,007
6.30% due 08/15/2014	420,000	305,788
Roche Holdings, Inc.
5.00% due 03/01/2014	545,000	551,188
UnitedHealth Group, Inc.
4.875% due 02/15/2013	225,000	218,809
5.375% due 03/15/2016	240,000	216,435
5.80% due 03/15/2036	115,000	92,158
WellPoint, Inc.
5.00% due 12/15/2014	208,000	197,140
6.375% due 06/15/2037	415,000	381,757
		2,140,282
Holdings Companies/Conglomerates - 0.21%
General Electric Company
5.00% due 02/01/2013	1,057,000	1,032,267
SPI Electricity & Gas Australia Holdings Party, Ltd.
6.15% due 11/15/2013 (h)	16,000	15,847
		1,048,114
Homebuilders - 0.41%
Centex Corp.
4.55% due 11/01/2010	1,200,000	1,068,000
5.80% due 09/15/2009	830,000	805,100
Pulte Homes, Inc.
6.25% due 02/15/2013	210,000	179,813
		2,052,913
Hotels & Restaurants - 0.40%
Darden Restaurants, Inc.
6.80% due 10/15/2037	835,000	571,026
Marriott International, Inc.
4.625% due 06/15/2012	26,000	22,672
Starwood Hotels & Resorts Worldwide, Inc.
6.25% due 02/15/2013	340,000	268,600
Yum! Brands, Inc.
6.25% due 03/15/2018	405,000	368,741
6.875% due 11/15/2037	965,000	799,038
		2,030,077
Household Products - 0.26%
Clorox Company
5.00% due 03/01/2013	600,000	601,287
5.95% due 10/15/2017	500,000	492,041
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	415,000	222,025
		1,315,353
Industrial Machinery - 0.04%
Caterpillar, Inc.
7.25% due 09/15/2009	213,000	216,725
Industrials - 0.19%
Parker Hannifin Corp., Series MTN
5.50% due 05/15/2018	1,000,000	955,824
Insurance - 2.74%
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	1,490,000	1,052,737
American International Group, Inc.
8.175% due 05/15/2058 (b)(h)	700,000	111,843
Aon Capital Trust A
8.205% due 01/01/2027	990,000	623,492
Assurant, Inc.
5.625% due 02/15/2014	209,000	172,558
6.75% due 02/15/2034	550,000	343,392
AXA SA
6.379% due 12/14/2049 (b)(h)	585,000	225,007
6.463% due 12/31/2049 (b)(h)	275,000	103,294
Catlin Insurance Company, Ltd.
7.249% due 12/31/2049 (b)(h)	500,000	131,451
Chubb Corp.
5.75% due 05/15/2018	230,000	221,190
Cigna Corp.
6.15% due 11/15/2036	500,000	362,138
CNA Financial Corp.
6.00% due 08/15/2011	280,000	254,951
Endurance Specialty Holdings, Ltd.
7.00% due 07/15/2034	800,000	495,533
Financial Security Assurance Holdings, Ltd.
6.40% due 12/15/2066 (b)(h)	795,000	94,987
Foundation Re II, Ltd.
7.9875% due 11/26/2010 (b)(h)	250,000	238,375
Genworth Financial, Inc.
6.15% due 11/15/2066 (b)	790,000	133,548
Hartford Financial Services Group, Inc.
4.625% due 07/15/2013	8,000	6,413
Horace Mann Educators Corp.
6.85% due 04/15/2016	210,000	167,590
Liberty Mutual Group, Inc.
6.50% due 03/15/2035 (h)	683,000	415,030
7.30% due 06/15/2014 (h)	380,000	311,339
7.50% due 08/15/2036 (h)	1,470,000	909,592
7.80% due 03/15/2037 (h)	455,000	182,000
Lincoln National Corp.
6.05% due 04/20/2067 (b)	495,000	188,100
7.00% due 05/17/2066 (b)	555,000	204,606
Markel Corp.
6.80% due 02/15/2013	325,000	319,104
Merna Reinsurance, Ltd., Series B
3.2088% due 07/07/2010 (b)(h)	1,000,000	915,300
Oil Casualty Insurance, Ltd.
8.00% due 09/15/2034 (h)	1,873,000	1,244,603
PartnerRe Finance II
6.44% due 12/01/2066 (b)	895,000	344,562
Progressive Corp.
6.70% due 06/15/2037 (b)	225,000	122,258
Prudential Financial, Inc.
4.75% due 04/01/2014	227,000	192,710
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	540,000	483,114
QBE Insurance Group, Ltd.
9.75% due 03/14/2014	301,000	296,491
StanCorp Financial Group, Inc.
6.90% due 06/01/2067 (b)	1,150,000	551,100
Symetra Financial Corp.
6.125% due 04/01/2016 (h)	350,000	275,867
8.30% due 10/15/2037 (b)(h)	310,000	141,891
Transatlantic Holdings, Inc.
5.75% due 12/14/2015	575,000	340,395

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Insurance (continued)
W.R. Berkley Corp.
5.125% due 09/30/2010	$900,000	$872,477
6.15% due 08/15/2019	14,000	10,191
White Mountains Re Group, Ltd.
7.506% due 05/29/2049 (b)(h)	1,540,000	550,134
XL Capital, Ltd.
5.25% due 09/15/2014	214,000	134,701
XL Capital, Ltd., Series E
6.50% due 12/31/2049 (b)	275,000	60,500
		13,804,564
International Oil - 1.05%
ConocoPhillips
6.50% due 02/01/2039	775,000	751,149
ConocoPhillips Canada Funding Company
5.95% due 10/15/2036	1,000,000	928,561
Delek & Avner-Yam Tethys, Ltd.
5.326% due 08/01/2013 (h)	162,777	152,258
EnCana Corp.
6.50% due 08/15/2034	1,000,000	802,930
Nabors Industries, Inc.
9.25% due 01/15/2019 (h)	200,000	183,785
Pemex Project Funding Master Trust
3.2963% due 06/15/2010 (b)(h)	218,000	210,370
Ras Laffan Liquefied Natural Gas Company, Ltd.
3.437% due 09/15/2009 (h)	5,346	5,312
Ras Laffan Liquefied Natural Gas Company, Ltd. III
5.838% due 09/30/2027 (h)	330,000	235,567
Shell International Finance BV
6.375% due 12/15/2038	575,000	598,550
Talisman Energy, Inc.
6.25% due 02/01/2038	1,150,000	785,391
Weatherford International, Ltd.
6.50% due 08/01/2036	600,000	414,231
9.625% due 03/01/2019	210,000	214,513
		5,282,617
Leisure Time - 0.93%
AMC Entertainment, Inc.
8.00% due 03/01/2014	495,000	396,000
Cinemark, Inc.
zero coupon, step up to 9.75% on 03/15/2009 due 03/15/2014	150,000	137,250
Fontainebleau Las Vegas Holdings
11.00% due 06/15/2015 (h)	350,000	22,750
Greektown Holdings LLC
10.75% due 12/01/2013 ^ (h)	220,000	19,800
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (h)	225,000	117,000
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	310,000	165,850
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (h)	460,000	211,600
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (h)	85,000	28,050
MGM Mirage, Inc.
6.00% due 10/01/2009	16,000	11,720
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009	208,000	163,280
8.00% due 04/01/2012	150,000	48,000
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	185,000	86,950
9.75% due 04/01/2010	285,000	210,900
Seminole Indian Tribe of Florida
6.535% due 10/01/2020 (h)	405,000	306,747
Turning Stone Resort Casino
9.125% due 09/15/2014 (h)	370,000	249,750
Vivendi
5.75% due 04/04/2013 (h)	2,515,000	2,351,062
Waterford Gaming LLC
8.625% due 09/15/2014 (h)	220,000	154,000
		4,680,709
Liquor - 0.07%
Anheuser-Busch Companies, Inc.
6.50% due 02/01/2043	10,000	8,157
Miller Brewing Company
5.50% due 08/15/2013 (h)	380,000	362,134
		370,291
Manufacturing - 0.53%
Eaton Corp.
4.90% due 05/15/2013	450,000	444,268
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	465,000	429,589
Tyco Electronics Group SA
6.00% due 10/01/2012	410,000	361,373
6.55% due 10/01/2017	910,000	686,120
7.125% due 10/01/2037	501,000	326,898
Tyco International Finance SA
8.50% due 01/15/2019	400,000	412,210
		2,660,458
Medical-Hospitals - 0.15%
Community Health Systems, Inc.
8.875% due 07/15/2015	305,000	288,606
Humana, Inc.
8.15% due 06/15/2038	590,000	480,920
		769,526
Metal & Metal Products - 0.12%
Alcan, Inc.
5.00% due 06/01/2015	6,000	4,846
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (h)	210,000	136,500
CII Carbon LLC
11.125% due 11/15/2015 (h)	405,000	274,387
Commercial Metals Company
7.35% due 08/15/2018	270,000	213,096
		628,829
Mining - 0.14%
Corporacion Nacional del Cobre
5.50% due 10/15/2013 (h)	209,000	208,264
Drummond Company, Inc.
7.375% due 02/15/2016 (h)	465,000	274,350
Vedanta Resources PLC
8.75% due 01/15/2014 (h)	315,000	220,500
		703,114

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Oil Comp-Integrated - 0.13%
Occidental Petroleum Corp.
7.00% due 11/01/2013	$600,000	$664,928
Oil Field Mach&Equip - 0.16%
BJ Services Company
6.00% due 06/01/2018	880,000	810,058
Paper - 0.14%
International Paper Company
7.95% due 06/15/2018	395,000	311,607
Plum Creek Timberlands LP
5.875% due 11/15/2015	320,000	261,696
Verso Paper, Inc., Series B
9.125% due 08/01/2014	380,000	142,500
		715,803
Petroleum Services - 0.66%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	210,000	90,300
Anadarko Finance Company, Series B
7.50% due 05/01/2031	900,000	768,890
Anadarko Petroleum Corp.
6.45% due 09/15/2036	1,000,000	763,639
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	405,000	261,225
8.375% due 08/01/2066 (b)	700,000	472,500
McMoRan Exploration Company
11.875% due 11/15/2014	245,000	178,238
Petro-Canada
6.05% due 05/15/2018	716,000	590,207
Valero Logistics Operations LP
6.05% due 03/15/2013	248,000	212,537
		3,337,536
Pharmaceuticals - 0.88%
Allergan, Inc.
5.75% due 04/01/2016	400,000	382,838
AstraZeneca PLC
5.90% due 09/15/2017	485,000	511,113
Hospira, Inc.
5.90% due 06/15/2014	8,000	7,425
Medco Health Solutions, Inc.
7.25% due 08/15/2013	840,000	861,028
Schering Plough Corp.
5.55% due 12/01/2013	218,000	224,880
6.00% due 09/15/2017	1,200,000	1,205,292
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	170,000	167,192
6.15% due 02/01/2036	170,000	154,967
Wyeth
5.50% due 03/15/2013	900,000	942,615
		4,457,350
Pipelines - 0.32%
Enbridge Energy Partners LP, Series B
7.50% due 04/15/2038	600,000	490,247
Plains All American Pipeline LP
6.50% due 05/01/2018	265,000	229,573
Texas Gas Transmission LLC
5.50% due 04/01/2013 (h)	1,000,000	872,206
		1,592,026
Publishing - 0.00%
Idearc, Inc.
8.00% due 11/15/2016	505,000	7,575
Railroads & Equipment - 0.27%
CSX Corp.
5.50% due 08/01/2013	645,000	604,387
Union Pacific Corp.
5.70% due 08/15/2018	785,000	744,328
		1,348,715
Real Estate - 2.20%
AvalonBay Communities, Inc.
5.50% due 01/15/2012	605,000	563,710
Boston Properties, Ltd.
6.25% due 01/15/2013	215,000	186,444
Camden Property Trust
5.00% due 06/15/2015	216,000	163,813
Colonial Properties Trust
6.25% due 06/15/2014	211,000	146,801
Colonial Realty LP
5.50% due 10/01/2015	231,000	143,725
Developers Diversified Realty Corp.
4.625% due 08/01/2010	22,000	15,527
Duke Realty LP
5.95% due 02/15/2017	1,505,000	930,269
6.25% due 05/15/2013	1,000,000	713,578
Health Care Property Investors, Inc.
6.30% due 09/15/2016	1,000,000	686,863
Health Care Property Investors, Inc., MTN
4.875% due 09/15/2010	229,000	204,065
5.625% due 02/28/2013	520,000	384,708
Health Care, Inc.
6.00% due 11/15/2013	215,000	179,294
6.20% due 06/01/2016	680,000	526,493
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	360,000	333,022
Hospitality Properties Trust
6.75% due 02/15/2013	1,212,000	807,134
HRPT Properties Trust
6.65% due 01/15/2018	200,000	127,278
Kimco Realty Corp.
5.70% due 05/01/2017	775,000	522,850
Nationwide Health Properties, Inc.
6.50% due 07/15/2011	285,000	258,018
ProLogis
5.625% due 11/15/2016	1,075,000	606,419
6.625% due 05/15/2018	480,000	270,098
Realty Income Corp.
5.95% due 09/15/2016	560,000	385,672
Rouse Company LP
3.625% due 03/15/2009	645,000	212,850
Simon Property Group LP
5.625% due 08/15/2014	530,000	454,886
5.75% due 12/01/2015	530,000	434,907
5.875% due 03/01/2017	595,000	478,955
USB Realty Corp.
6.091% due 12/22/2049 (b)(h)	500,000	186,250
Vornado Realty LP
5.60% due 02/15/2011	800,000	744,504

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Real Estate (continued)
Westfield Group
5.40% due 10/01/2012 (h)		$475,000	$404,444
			11,072,577
Retail - 0.62%
CVS Caremark Corp.
2.5025% due 06/01/2010 (b)		900,000	872,463
5.75% due 06/01/2017		360,000	351,212
6.125% due 08/15/2016		515,000	514,804
6.302% due 06/01/2037 (b)		710,000	436,650
Home Depot, Inc.
5.875% due 12/16/2036		335,000	243,656
Macy's Retail Holdings, Inc.
7.875% due 07/15/2015		360,000	258,246
Staples, Inc.
9.75% due 01/15/2014		440,000	461,633
			3,138,664
Software - 0.06%
Fiserv, Inc.
6.80% due 11/20/2017		330,000	300,815
Steel - 0.05%
Allegheny Technologies, Inc.
8.375% due 12/15/2011		270,000	257,612
Telecommunications Equipment & Services - 1.14%
BellSouth Corp.
6.55% due 06/15/2034		420,000	389,053
Citizens Communications Company
6.25% due 01/15/2013		290,000	263,900
9.00% due 08/15/2031		900,000	657,000
Deutsche Telekom International Finance BV
6.75% due 08/20/2018		870,000	889,905
7.125% due 07/11/2011 (b)	EUR	1,000	1,360
8.50% due 06/15/2010		$222,000	233,370
8.75 due 06/15/2030		227,000	258,081
Digicel Group, Ltd.
8.875% due 01/15/2015 (h)		400,000	298,000
Embarq Corp.
7.995% due 06/01/2036		820,000	639,600
France Telecom SA
7.75% due 03/01/2011		20,000	21,486
SBC Communications, Inc.
4.125% due 09/15/2009		207,000	209,157
5.10% due 09/15/2014		16,000	15,866
5.625% due 06/15/2016		12,000	11,811
6.45% due 06/15/2034		580,000	532,435
Singapore Telecommunications, Ltd.
6.375% due 12/01/2011 (h)		9,000	9,552
Verizon Communications, Inc.
6.10% due 04/15/2018		910,000	900,984
West Corp.
11.00% due 10/15/2016		645,000	412,800
			5,744,360
Telephone - 1.53%
AT&T, Inc.
5.60% due 05/15/2018		500,000	481,087
6.30% due 01/15/2038		500,000	449,166
6.40% due 05/15/2038		390,000	354,961
6.70% due 11/15/2013		980,000	1,036,876
BellSouth Corp.
4.20% due 09/15/2009		212,000	214,462
6.00% due 11/15/2034		820,000	728,520
British Telecommunications PLC
5.95% due 01/15/2018		10,000	8,198
Cincinnati Bell, Inc.
8.375% due 01/15/2014		405,000	370,575
Qwest Corp.
7.875% due 09/01/2011		315,000	310,275
Sprint Capital Corp.
6.375% due 05/01/2009		212,000	211,470
6.875% due 11/15/2028		900,000	497,250
8.375% due 03/15/2012		207,000	167,670
8.75% due 03/15/2032		685,000	412,713
Telecom Italia Capital SA
4.00% due 01/15/2010		670,000	658,358
7.20% due 07/18/2036		650,000	526,886
7.721% due 06/04/2038		600,000	516,488
Verizon Communications, Inc.
6.90% due 04/15/2038		760,000	755,671
Verizon of New York, Inc., Series A
6.875% due 04/01/2012		15,000	15,326
			7,715,952
Tobacco - 0.59%
Alliance One International, Inc.
8.50% due 05/15/2012		170,000	147,050
Altria Group, Inc.
8.50% due 11/10/2013		840,000	906,424
9.95% due 11/10/2038		720,000	719,115
Philip Morris International, Inc.
4.875% due 05/16/2013		300,000	303,213
5.65% due 05/16/2018		620,000	601,785
Reynolds American, Inc.
7.25% due 06/01/2013		320,000	305,504
			2,983,091
Transportation - 0.27%
Canadian Pacific Railway Company
5.75% due 05/15/2013		570,000	543,489
CMA CGM SA
7.25% due 02/01/2013 (h)		455,000	209,300
FedEx Corp.
7.375% due 01/15/2014		375,000	399,848
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014		385,000	231,000
			1,383,637
Utility Service - 0.29%
Public Service Company of New Mexico
7.95% due 05/15/2018		1,000,000	887,480
Veolia Environnement
6.00% due 06/01/2018		600,000	559,979
			1,447,459

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Water Treatment Systems - 0.11%
American Water Capital Corp.
6.085% due 10/15/2017	$600,000	$538,343
TOTAL CORPORATE BONDS (Cost $261,372,037)		$213,586,903
MUNICIPAL BONDS - 0.22%
District of Columbia - 0.22%
George Washington University, DC, Series B
5.095% due 09/15/2032	1,175,000	1,102,291
TOTAL MUNICIPAL BONDS (Cost $1,175,000)		$1,102,291
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.01%
American Home Mortgage Assets, Series 2006-6, Class A1A
0.6637% due 12/25/2046 (b)	502,873	183,657
American Home Mortgage Assets, Series 2006-6, Class XP
3.73% IO due 12/25/2046	8,824,983	267,507
American Home Mortgage Assets, Series 2007-5, Class XP
2.491% IO due 06/25/2047	7,099,272	357,182
American Home Mortgage Investment Trust, Series 2004-4, Class 5A
4.44% due 02/25/2045	673,356	379,065
American Home Mortgage Investment Trust, Series 2007-1, Class GIOP
2.041% IO due 05/25/2047	6,258,359	324,652
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (h)	535,000	451,386
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3
4.128% due 07/10/2042	31,079	30,239
Banc of America Commercial Mortgage, Inc., Series 2005-2, Class AJ
4.953% due 07/10/2042 (b)	50,846	23,312
Banc of America Commercial Mortgage, Inc., Series 2005-6, Class A4
5.1795% due 09/10/2047 (b)	470,000	347,463
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class AM
5.421% due 09/10/2045 (b)	1,600,000	650,616
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A3
5.7112% due 05/10/2045 (b)	970,000	711,393
Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A4
5.889% due 07/10/2044 (b)	995,000	545,857
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A3A
5.60% due 08/10/2013	750,000	537,287
Banc of America Funding Corp., Series 2006-B, Class 6A1
5.8862% due 03/20/2036 (b)	495,122	276,038
Banc of America Funding Corp., Series 2006-D, Class 6B1
5.9045% due 05/20/2036 (b)	44	5
Banc of America Funding Corp., Series 2007-E, Class 4A1
5.8302% due 09/20/2037 (b)	356,698	250,006
Banc of America Large Loan, Series 2005-MIB1, Class B
0.715% due 03/15/2022 (b)(h)	895,000	681,319
Banc of America Large Loan, Series 2006-BIX1, Class C
0.635% due 10/15/2019 (b)(h)	1,000,000	661,662
Bank of America Commercial Mortgage, Inc., Series 2005-5, Class XC
0.0782% IO due 10/10/2045 (h)	84,310,936	251,078
Bank of America Commercial Mortgage, Inc., Series 2001-3, Class A1
4.89% due 04/11/2037	20,915	20,725
Bear Stearns Alt-A Trust, Series 2005-3, Class B2
5.3074% due 04/25/2035 (b)	179,520	30,391
Bear Stearns Asset Backed Securities, Inc., Series 2003-AC4, Class A
5.00% due 09/25/2033	9,156	5,455
Bear Stearns Commercial Mortgage Securities, Inc.
4.997% due 06/11/2041 (h)	665,000	158,507
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6, Class X1
0.2405% IO due 11/11/2041	57,490,870	646,732
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class X1
0.1642% IO due 06/11/2041	67,173,423	766,979
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR5, Class X1
0.419% IO due 07/11/2042	448,053	5,903
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-T16, Class X1
0.2226% IO due 08/13/2046	549,468	6,866
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ
4.75% due 06/11/2041	47,292	21,164
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-BBA7, Class G
0.895% due 03/15/2019 (h)	700,000	365,344
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-PW14, Class D
5.412% due 12/11/2038 (h)	400,000	50,076
Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T24, Class AY
0.4247% IO due 10/12/2041	28,875,170	434,620
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 2A1
0.6938% due 08/25/2036 (b)	414,614	156,935
Bear Stearns Mortgage Funding Trust, Series 2006-AR4, Class A1
0.6837% due 12/25/2036 (b)	1,948,635	853,795
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class C
7.928% due 07/15/2032	29,619	29,782
Chaseflex Trust, Series 2005-2, Class 4A1
5.00% due 06/25/2035	250,948	220,364
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3
5.7252% due 03/15/2049 (b)	700,000	473,603
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A5A
5.8333% due 12/25/2035 (b)	349,888	177,204

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 2A3
5.00% due 08/25/2035	$210,332	$174,181
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class C
5.2252% due 09/15/2020 (b)	190,000	58,830
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.2252% due 09/15/2020 (b)	360,000	274,808
Citigroup/Deutsche Bank Commercial Mortgage, Series 2006-CD2, Class AM
5.4093% due 01/15/2046 (b)	1,000,000	406,718
Commercial Mortgage Pass Through Certificates, Series 2003-LB1A, Class A2
4.084% due 06/10/2038	424,859	355,031
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class B
5.2238% due 06/10/2044 (b)	49,365	15,656
Commercial Mortgage Pass Through Certificates, Series 2005-FL11, Class AJ
0.655% due 11/15/2017 (b)(h)	512,305	445,136
Countrywide Alternative Loan Trust, Series 2007-25, Class 1A2
6.50% due 11/25/2037	1,206,576	718,667
Countrywide Alternative Loan Trust, Series 2006-OA3, Class X
3.1969% IO due 05/25/2036	2,756,622	92,605
Countrywide Alternative Loan Trust, Series 2005-59, Class 2X
3.187% IO due 11/20/2035	7,147,782	206,616
Countrywide Alternative Loan Trust, Series 2006-11CB, Class 3A1
6.50% due 05/25/2036	552,516	302,008
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB2, Class 4A
4.4287% due 07/20/2034 (b)	1,208,549	898,318
Credit Suisse Mortgage Capital Certificates, Series 2006-TFLA, Class B
0.685% due 04/15/2008 (b)(h)	870,000	596,587
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (h)	1,760,000	1,413,571
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (h)	1,225,000	1,031,935
Crown Castle Towers LLC, Series 2005-1A, Class D
5.612% due 06/15/2035 (h)	671,000	610,610
Crown Castle Towers LLC, Series 2006-1A, Class E
6.0652% due 11/15/2036 (h)	690,000	596,850
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A4
5.435% due 09/15/2034	261,191	243,458
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A4
6.18% due 12/15/2035	307,087	298,864
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3
6.133% due 04/15/2037	144,746	138,955
CS First Boston Mortgage Securities Corp., Series 2004-C4, Class A4
4.283% due 10/15/2039	160,860	143,513
CS First Boston Mortgage Securities Corp., Series 2005-C1, Class AX
0.1269% IO due 02/15/2038 (h)	95,248,057	673,670
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class B
5.016% due 04/15/2037	58,053	18,804
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (h)	3,045,000	2,184,574
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (h)	125,000	81,171
DSLA Mortgage Loan Trust, Series 2005-AR5, Class X2
4.014% IO due 08/19/2045	6,346,615	146,766
Federal Home Loan Mortgage Corp., Series 2005-3019, Class MD
4.75% due 01/15/2031	402,612	409,681
Federal Home Loan Mortgage Corp., Series 24989, Class PE
6.00% due 08/15/2032	338,904	351,975
Federal Home Loan Mortgage Corp., Series T-41, Class 3A
7.50% due 07/25/2032	3,350	3,374
Federal National Mortgage Association, Series 2002-W3, Class A5
7.50% due 11/25/2041	36,290	38,672
Federal National Mortgage Association, Series 2003-18, Class EX
4.00% due 06/25/2017	1,149,228	1,167,083
First Horizon Alternative Mortgage Securities, Series 2006-RE1, Class A1
5.50% due 05/25/2035	799,250	538,994
First Horizon Alternative Mortgage Securities, Series 2004-AA2, Class 2A1
5.0144% due 08/25/2034 (b)	1,507,595	1,019,879
First Horizon Alternative Mortgage Securities, Series 2004-AA5, Class B1
5.2138% due 12/25/2034 (b)	127,209	13,565
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A1
5.585% due 02/12/2034	85,524	84,977
GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2
6.07% due 06/10/2038	22,214	21,289
GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3
5.349% due 08/11/2036	164,809	150,753
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class XC
0.1305% IO due 06/10/2048 (h)	1,672,124	14,411
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class C
5.133% due 05/10/2043 (b)	43,737	14,066
Global Signal Trust, Series 2004-2A, Class D
5.093% due 12/15/2014 (h)	295,000	284,675
Global Signal Trust, Series 2006-1, Class E
6.495% due 02/15/2036 (h)	367,000	323,748
Global Tower Partners Acquisition Partners LLC, Series 2007-1A, Class F
7.0496% due 05/15/2037 (h)	135,000	103,715

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class B
5.501% due 05/10/2040 (b)	$1,370,000	$1,023,252
GMAC Mortgage Corp. Loan Trust, Series 2006-AR1, Class 2A1
5.6294% due 04/19/2036 (b)	263,688	174,826
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class A3
0.7538% due 06/25/2045 (b)	127,534	33,213
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A2
0.8338% due 10/25/2045 (b)	565,673	158,914
Greenpoint Mortgage Funding Trust, Series 2006-AR1, Class A2A
0.8438% due 02/25/2036 (b)	915,320	342,535
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class XC
0.2245% IO due 08/10/2042 (h)	64,325,253	882,060
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class C
5.554% due 02/10/2017	315,000	40,741
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class F
5.633% due 02/10/2017	170,000	8,879
Greenwich Capital Commercial Funding Corp., Series 2002-C1, Class A2
4.112% due 01/11/2017	197,344	186,098
GS Mortgage Securities Corp. II, Series 2004-GG2, Class E
5.5732% due 08/10/2038 (b)	800,000	241,406
GS Mortgage Securities Corp. II, Series 2005-GG4, Class XC
0.2118% IO due 07/10/2039 (h)	2,031,223	24,045
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM
5.622% due 04/10/2038	1,350,000	558,537
GSR Mortgage Loan Trust, Series 2004-14, Class 3A2
5.2907% due 12/25/2034 (b)	373,901	190,889
GSR Mortgage Loan Trust, Series 2004-9, Class B1
4.5847% due 08/25/2034 (b)	287,160	105,784
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1
5.3656% due 01/25/2036 (b)	697,428	416,174
Harborview Mortgage Loan Trust, Series 2005-16, Class 2A1B
0.7962% due 01/19/2036 (b)	320,229	92,867
Harborview Mortgage Loan Trust, Series 2005-8, Class 1X
3.8062% IO due 09/19/2035	4,814,963	81,253
Harborview Mortgage Loan Trust, Series 2006-SB1, Class A1A
2.6725% due 12/19/2036 (b)	663,736	207,279
Harborview Mortgage Loan Trust, Series 2007-3, Class ES
0.35% IO due 05/19/2047	14,668,446	82,510
Harborview Mortgage Loan Trust, Series 2007-4, Class ES
0.35% IO due 07/19/2047	14,832,343	88,067
Harborview Mortgage Loan Trust, Series 2007-6, Class ES
0.3425% IO due 08/19/2037 (h)	10,651,077	59,912
IndyMac Index Mortgage Loan Trust, Series 2004-AR13, Class B1
5.2962% due 01/25/2035	184,443	37,599
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 1X
3.803% IO due 10/25/2036	10,940,064	175,041
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2X
3.487% IO due 10/25/2036	14,417,905	198,967
IndyMac Index Mortgage Loan Trust, Series 2005-AR5, Class B1
5.2879% due 05/25/2035 (b)	297,180	26,549
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class G
5.3342% due 12/15/2044 (b)	600,000	138,900
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.1792% due 12/15/2044 (b)	2,025,000	1,494,291
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C1, Class A3
5.376% due 07/12/2037	421,734	395,180
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A2
3.89% due 01/12/2037	7,458	7,435
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A4B
4.996% due 08/15/2042 (b)	900,000	579,750
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class B
5.129% due 10/15/2042 (b)	145,000	44,588
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4
5.8751% due 04/15/2045 (b)	490,000	337,585
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3B
5.447% due 05/15/2045	845,000	596,531
JPMorgan Mortgage Trust, Series 2006-A7, Class 2A5
5.7981% due 01/25/2037 (b)	680,896	198,641
JPMorgan Mortgage Trust, Series 2005-S2, Class 2A16
6.50% due 09/25/2035	187,593	121,115
JPMorgan Mortgage Trust, Series 2005-S3, Class 2A2
5.50% due 01/25/2021	388,824	325,276
LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class XCL
0.3484% IO due 01/15/2036 (b)	24,792,243	660,155
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A2
4.31% due 02/15/2030	595,000	557,895
LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class E
5.2869% due 04/15/2040 (b)	740,000	195,185
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2
7.37% due 08/15/2026	1,386,659	1,393,914

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
LB-UBS Commercial Mortgage Trust, Series 2002-C1,Class A4
6.462% due 03/15/2031	$29,619	$28,878
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class XCL
0.2739% IO due 03/17/2020 (h)	727,418	9,709
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class G
5.111% due 06/17/2015 (b)(h)	25,472	6,158
LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A2
4.885% due 09/15/2040	58,053	54,215
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4
5.8824% due 06/15/2038 (b)	575,000	400,696
Lehman XS Trust, Series 2007-10H, Class 2A2
7.50% due 07/25/2037	1,887,430	1,343,824
Mastr Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1
4.5522% due 04/21/2034 (b)	1,202,651	954,530
Mastr Adjustable Rate Mortgages Trust, Series 2004-8, Class 5A1
4.6068% due 08/25/2034 (b)	697,081	397,520
Mastr Adjustable Rate Mortgages Trust, Series 2005-2, Class 2A1
4.9305% due 03/25/2035 (b)	1,199,095	575,671
Mastr Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
4.9827% due 02/25/2036 (b)	579,874	421,229
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4
5.69% due 02/12/2051	1,080,000	513,421
Merrill Lynch Mortgage Trust, Series 2008-C1, Class X
0.564% IO due 02/14/2051 (h)	33,182,115	627,142
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4
4.864% due 08/12/2039 (b)	31,988	24,935
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class XC
0.0634% IO due 08/12/2020 (h)	217,776,552	854,011
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6
5.2423% due 11/12/2037 (b)	435,000	318,230
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A1
5.077% due 11/12/2037	350,384	348,171
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM
5.657% due 05/12/2039 (b)	1,000,000	409,677
Merrill Lynch Mortgage Trust, Series 2006-C2, Class X
0.3627% IO due 08/12/2026	21,051,661	314,255
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4
5.9093% due 06/12/2046 (b)	785,000	541,804
MLCC Mortgage Investors, Inc., Series 2007-3, Class M1
5.9346% due 09/25/2037 (b)	289,948	46,735
MLCC Mortgage Investors, Inc., Series 2007-3, Class M2
5.9346% due 09/25/2037 (b)	109,980	18,705
MLCC Mortgage Investors, Inc., Series 2007-3, Class M3
5.9346% due 09/25/2037 (b)	69,987	9,046
Morgan Stanley Capital I, Series 2004-T13, Class A2
3.94% due 09/13/2045	11,871	11,119
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A
4.882% due 08/13/2042	610,000	560,794
Morgan Stanley Capital I, Series 2005-HQ7, Class A2
5.2077% due 11/14/2042 (b)	415,000	341,824
Morgan Stanley Capital I, Series 2005-HQ7, Class A4
5.2077% due 11/14/2042 (b)	415,000	310,213
Morgan Stanley Capital I, Series 2005-HQ7, Class AJ
5.2077% due 11/14/2042 (b)	1,500,000	741,843
Morgan Stanley Capital I, Series 2005-IQ10, Class A4A
5.23% due 09/15/2042 (b)	555,000	422,224
Morgan Stanley Capital I, Series 2005-IQ9, Class X1
0.2162% IO due 07/15/2056 (h)	668,431	12,210
Morgan Stanley Capital I, Series 2005-T17, Class X1
0.1807% IO due 12/31/2041 (h)	1,446,466	14,696
Morgan Stanley Capital I, Series 2006-IQ11, Class AJ
5.775% due 10/15/2042 (b)	4,300,000	1,249,967
Morgan Stanley Capital I, Series 2006-IQ12, Class E
5.538% due 12/15/2043 (b)	390,000	48,344
Morgan Stanley Capital I, Series 2007-SRR3, Class A
0.77% due 12/20/2049 (b)(h)	1,000,000	130,000
Morgan Stanley Capital I, Series 2007-SRR3, Class B
0.87% due 12/20/2049 (b)(h)	1,000,000	80,000
Provident Funding Mortgage Loan Trust, Series 2005-1, Class B1
4.7032% due 05/25/2035 (b)	310,458	48,372
Residential Accredit Loans, Inc., Series 2007-QS10, Class A1
6.50% due 09/25/2037	740,325	440,956
Residential Accredit Loans, Inc., Series 2005-QA12, Class NB5
5.9539% due 12/25/2035 (b)	445,707	249,290
Residential Accredit Loans, Inc., Series 2007-QS11, Class A1
7.00% due 10/25/2037	619,703	344,322
Residential Asset Securitization Trust, Series 2006-A7CB, Class 2A1
6.50% due 07/25/2036	544,978	297,354
Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A2
6.592% due 12/18/2033	127,768	125,907
Salomon Brothers Mortgage Securities VII, Series 2001-C1, Class A3
6.428% due 12/18/2035	22,905	22,498

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (h)	$980,000	$764,400
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (h)	135,000	110,025
SBA CMBS Trust, Series 2005-1A, Class C
5.731% due 11/15/2035 (h)	797,000	717,300
SBA CMBS Trust, Series 2005-1A, Class D
6.219% due 11/15/2035 (h)	100,000	87,000
SBA CMBS Trust, Series 2005-1A, Class E
6.706% due 11/15/2035 (h)	110,000	92,950
Sequoia Mortgage Trust, Series 2005-3, Class A1
0.67% due 04/15/2032 (b)	5,133	2,757
Structured Asset Securities Corp., Series 2003-6A, Class B1
5.1956% due 03/25/2033 (b)	529,477	159,464
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-2, Class 4A1
5.731% due 04/25/2037 (b)	1,555,640	943,483
Timberstar Trust, Series 2006-1A, Class A
5.668% due 10/15/2036 (h)	900,000	585,000
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class E
5.3552% due 12/15/2044 (b)	915,000	221,016
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class XC
0.0915% IO due 03/15/2042 (h)	76,955,181	418,621
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class AJ
4.793% due 05/15/2044	37,517	16,792
WAMU Commercial Mortgage Securities Trust, Series 2007-SL3, Class A
5.9426% due 03/23/2045 (h)	555,900	470,169
WAMU Commercial Mortgage Securities Trust, Series 2006-SL1, Class A
5.3015% due 11/23/2043 (b)(h)	861,388	475,917
WAMU Mortgage Pass Through Certificates, Series 2005-AR19, Class A1B3
0.8238% due 12/25/2045 (b)	225,475	60,433
WAMU Mortgage Pass Through Certificates, Series 2006-AR4, Class 1A1B
2.763% due 05/25/2046 (b)	557,735	117,124
WAMU Mortgage Pass Through Certificates, Series 2005-AR13, Class B1
1.0738% due 10/25/2045 (b)	841,519	126,228
WAMU Mortgage Pass Through Certificates, Series 2005-AR6, Class B1
1.0738% due 04/25/2045 (b)	958,907	47,945
WAMU Mortgage Pass Through Certificates, Series 2007-OA5, Class 1XPP
1.183% IO due 06/25/2017	29,006,244	244,740
WAMU Mortgage Pass Through Certificates, Series 2007-OA6, Class 1XPP
1.126% IO due 07/25/2047	16,502,632	134,084
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-AR19, Class B1
1.1738% due 12/25/2045 (b)	506,156	75,923
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB
6.50% due 08/25/2035	215,625	149,994
Washington Mutual Mortgage Pass Through Certificates, Series 2007-OA4, Class XPPP
0.987% IO due 04/25/2047	12,755,289	95,665
Washington Mutual Mortgage Pass-Through, Series 2005-1, Class 6A1
6.50% due 03/25/2035	15,072	10,032
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR15, Class A3
5.6578% due 10/25/2036 (b)	737,279	243,965
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $88,446,440)		$60,548,288
ASSET BACKED SECURITIES - 2.76%
Alesco Preferred Funding, Ltd., Series 12A, Class B
1.6944% due 07/15/2037 (b)(h)	430,000	64,500
Alesco Preferred Funding, Ltd., Series 14A, Class B
2.1475% due 09/23/2037 (b)(h)	930,000	139,500
Alesco Preferred Funding, Ltd., Series 15A, Class B1
2.1775% due 12/23/2037 (b)(h)	220,000	22,000
American Express Issuance Trust, Series 2008-1, Class A
1.4113% due 12/15/2010 (b)	2,235,000	2,195,823
Amresco Residential Securities Mortgage Loan Trust, Series 1998-1, Class A6
6.51% due 08/25/2027	657	566
Ansonia CDO, Ltd.
5.812% due 07/28/2046 (h)	1,150,000	172,500
Anthracite, Ltd., Series 2002-2A, Class B
5.488% due 12/24/2037 (b)(h)	600,000	300,000
Anthracite, Ltd., Series 2002-CIBA, Class A
0.9225% due 05/24/2017 (b)(h)	826,126	454,369
Arbor Realty Mortgage Securities, Series 2006-1A, Class C
1.7594% due 01/26/2042 (b)(h)	370,000	44,400
Arbor Realty Mortgage Securities, Series 2006-1A, Class F
2.2094% due 01/26/2042 (b)(h)	615,000	30,750
Argent Securities, Inc., Series 2004-W1, Class M3
1.8394% due 03/25/2034 (b)	10,009	1,392
Bank of America Credit Card Trust, Series 2008-A3, Class A3
1.205% due 08/15/2011 (b)	1,588,000	1,586,258
Capital Trust Re CDO, Ltd., Series 2005-1A, Class B
0.94% due 03/20/2050 (b)(h)	400,000	140,000
Cedarwoods Credit CDO, Ltd., Series 2007-2A, Class B
0.8537% due 02/25/2052 (b)(h)	1,000,000	140,000
Chase Issuance Trust, Series 2008-A1, Class A1
0.9112% due 01/15/2012 (b)	800,000	789,280
CNH Equipment Trust, Series 2008-B, Class A2B
1.4513% due 04/15/2011 (b)	879,405	869,690
Credit-Based Asset Servicing and Securitization, Series 2006-CB2, Class AF2
5.501% due 12/25/2036	794,395	624,015

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

Shares or
Principal
Amount		Value
ASSET BACKED SECURITIES (continued)
Credit-Based Asset Servicing and Securitization, Series 2006-MH1, Class B1
6.25% due 10/25/2036 (h)	$460,000	$155,169
Crest, Ltd., Series 2000-1A, Class C
7.75% due 08/31/2036 (h)	860,000	266,600
Crest, Ltd., Series 2002-IGA, Class A
1.6337% due 07/28/2017 (b)(h)	1,319,907	950,333
Crest, Ltd., Series 2003-1A, Class B1
3.1312% due 05/28/2038 (b)(h)	600,000	240,000
CW Capital Cobalt I, Series 2005-1A, Class A1
1.5287% due 05/25/2045 (b)(h)	448,931	118,181
Dillon Read CMBS CDO, Ltd.,Series 2006-1A, Class A3
2.9012% due 12/05/2046 (b)(h)	975,000	97,500
Dominos Pizza Master Issuer LLC, Series 2007-1, Class M1
7.629% due 04/27/2037 (h)	535,000	214,000
Equity One ABS, Inc., Series 2004-2, Class AV2
0.7237% due 07/25/2034 (b)	647	225
GSAA Home Equity Trust, Series 2006-10, Class AF3
5.9846% due 06/25/2036 (b)	1,000,000	482,813
Highland Park CDO, Ltd., Series 2006-1A, Class A2
1.6487% due 11/25/2051 (b)(h)	1,230,000	159,900
JER CDO, Series 2006-2A, Class AFL
0.8037% due 03/25/2045 (b)(h)	694,797	104,220
Lehman XS Trust, Series 2005-5N, Class 3A2
0.8338% due 11/25/2035 (b)	636,027	157,569
Lehman XS Trust, Series 2005-7N, Class 1A1B
0.7738% due 12/25/2035 (b)	470,276	100,138
Lehman XS Trust, Series 2006-2N, Class 1A2
0.8138% due 02/25/2046 (b)	1,433,440	306,486
LNR CDO, Ltd., Series 2006-1A, Class BFL
0.9588% due 05/28/2043 (b)(h)	700,000	35,000
Newcastle CDO, Ltd., Series 2005-7A, Class 2FL
0.9725% due 12/24/2050 (b)(h)	570,000	74,100
North Street Referenced Linked Notes, Series 2000-1A, Class C
2.9244% due 07/30/2010 (b)(h)	500,000	150,000
N-Star Real Estate CDO, Ltd.
0.7513% due 07/27/2040 (b)(h)	700,000	210,000
N-Star Real Estate CDO, Ltd., Series 2006-7A, Class B
0.8537% due 06/22/2051 (b)(h)	900,000	117,000
N-Star Real Estate CDO, Ltd., Series 2006-8A, Class E
1.1625% due 02/01/2041 (b)(h)	475,000	95,000
Ownit Mortgage Loan, Series 2006-1, Class AF2
5.29% due 12/25/2036	897,629	502,812
Ownit Mortgage Loan, Series 2006-2, Class A2B
5.6329% due 02/25/2037	829,547	633,178
Prima Capital Ltd., Series 2006-CR1A, Class A1
5.417% due 12/25/2048	1,284,873	693,832
RAIT Preferred Funding, Ltd., Series 2007-2A, Class B
1.2737% due 06/25/2045 (b)(h)	685,000	184,950
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF3
4.499% due 08/25/2035	109,688	96,652
Renaissance Home Equity Loan Trust, Series 2005-2, Class AF4
4.934% due 08/25/2035	335,000	165,406
Residential Accredit Loans, Inc.,
Series 2004-QS16, Class 1A1
5.50% due 12/25/2034	15,722	10,993
Wells Fargo Home Equity Trust, Series 2004-2, Class AI5
4.89% due 05/25/2034 (b)	49,000	33,448
TOTAL ASSET BACKED SECURITIES (Cost $30,074,821)		$13,930,548
SUPRANATIONAL OBLIGATIONS - 0.04%
Honduras - 0.00%
Central American Bank for Economic Integration
6.75% due 04/15/2013 (h)	12,000	11,836
Venezuela - 0.04%
Corporacion Andina de Fomento
5.20% due 05/21/2013	214,000	188,245
6.875% due 03/15/2012	20,000	19,154
		207,399
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $249,290)		$219,235
PREFERRED STOCKS - 0.15%
Banking - 0.03%
Bank of America Corp., Series MER, 8.625%	20,775	163,084
Food & Beverages - 0.07%
Ocean Spray Cranberries, Inc., 6.25%	5,034	342,941
Telephone - 0.05%
Telephone & Data Systems, Inc., 7.60%	16,000	268,000
TOTAL PREFERRED STOCKS (Cost $1,341,891)		$774,025
WARRANTS - 0.00%
Metal & Metal Products - 0.00%
New Gold, Inc. (Expiration date 06/28/2017, strike price CAD 15.00)	3,852	1,211
TOTAL WARRANTS (Cost $0)		$1,211
REPURCHASE AGREEMENTS - 1.44%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$7,242,030 on 03/02/2009,
collateralized by $7,415,000
Federal Home Loan Bank Discount
Notes, zero coupon due
10/01/2009 (valued at $7,387,194
including interest)	$7,242,000	$7,242,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,242,000)		$7,242,000
SHORT TERM INVESTMENTS - 7.80%
Federal Home Loan Bank Discount Notes
zero coupon due 03/02/2009	$900,000	$899,997

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT TERM INVESTMENTS (continued)
Federal Home Loan Bank Discount Notes (continued)
zero coupon due 03/06/2009 to 03/11/2009 ***	$23,520,000	$23,518,577
Federal National Mortgage Association Discount Notes
zero coupon due 03/09/2009 ***	4,850,000	4,849,763
John Hancock Cash Investment Trust, 0.7604% (c)(i)	10,061,100	10,061,100
TOTAL SHORT TERM INVESTMENTS (Cost $38,600,270)		$39,329,437
Total Investments (Active Bond Fund)
(Cost $622,032,392) - 106.26%		$535,619,998
Liabilities in Excess of Other Assets - (6.26)%		(31,566,709)
TOTAL NET ASSETS - 100.00%		$504,053,289

All Cap Core Fund
	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 90.19%
Aerospace - 3.56%
General Dynamics Corp.	70,700	$3,098,074
Lockheed Martin Corp.	29,700	1,874,367
Northrop Grumman Corp.	100,900	3,769,624
Raytheon Company	8,700	347,739
United Technologies Corp.	15,900	649,197
		9,739,001
Agriculture - 3.30%
Archer-Daniels-Midland Company	169,600	4,521,536
Bunge, Ltd. (a)	71,900	3,370,672
The Mosaic Company	26,600	1,145,130
		9,037,338
Apparel & Textiles - 0.40%
Phillips-Van Heusen Corp.	25,900	429,163
Polo Ralph Lauren Corp., Class A	19,300	665,271
		1,094,434
Auto Parts - 0.36%
Genuine Parts Company	22,900	644,406
WABCO Holdings, Inc.	32,500	328,900
		973,306
Banking - 3.06%
Astoria Financial Corp.	37,700	269,555
Bank of America Corp.	467,500	1,846,625
Marshall & Ilsley Corp. (a)	360,800	1,652,464
SunTrust Banks, Inc.	236,600	2,846,298
Zions Bancorp	187,300	1,755,001
		8,369,943
Biotechnology - 1.35%
Alnylam Pharmaceuticals, Inc. *	10,300	189,932
Amgen, Inc. *	71,400	3,493,602
Genomic Health, Inc. *	1,100	21,648
		3,705,182
Broadcasting - 0.52%
Liberty Media Corp. - Entertainment, Series A *	82,100	1,421,972
Building Materials & Construction - 0.04%
Perini Corp. *	6,800	104,176
Business Services - 4.06%
Automatic Data Processing, Inc.	96,300	3,288,645
Brinks Company	87,800	2,095,786
Computer Sciences Corp. *	52,100	1,809,954
Fluor Corp.	14,500	482,125
Global Sources, Ltd. *	10,166	43,003
Manpower, Inc.	48,500	1,352,180
NCR Corp. *	36,100	285,912
R.R. Donnelley & Sons Company	115,200	897,408
SAIC, Inc. *	45,000	850,950
		11,105,963
Cable & Television - 1.41%
Comcast Corp., Class A	247,600	3,233,656
DISH Network Corp. *	56,300	633,375
		3,867,031
Chemicals - 2.07%
Ashland, Inc.	129,200	763,572
CF Industries Holdings, Inc.	29,200	1,878,436
Cytec Industries, Inc.	18,800	289,520
Terra Industries, Inc.	106,000	2,733,740
		5,665,268
Commercial Services - 0.23%
Brinks Home Security Holdings, Inc. *	29,500	618,615
Computers & Business Equipment - 5.25%
Apple, Inc. *	39,400	3,518,814
Cisco Systems, Inc. *	24,500	356,965
EMC Corp. *	33,900	355,950
Hewlett-Packard Company	186,500	5,414,095
Ingram Micro, Inc., Class A *	63,400	690,426
International Business Machines Corp.	10,500	966,315
Lexmark International, Inc. * (a)	104,000	1,782,560
Tech Data Corp. *	17,700	306,032
Western Digital Corp. *	70,800	967,128
		14,358,285
Construction & Mining Equipment - 0.53%
Joy Global, Inc. (a)	83,100	1,450,926
Cosmetics & Toiletries - 2.11%
Colgate-Palmolive Company	74,200	4,465,356
Procter & Gamble Company	26,900	1,295,773
		5,761,129
Crude Petroleum & Natural Gas - 2.09%
Apache Corp.	19,000	1,122,710
Cimarex Energy Company	97,100	1,908,015
Occidental Petroleum Corp.	39,400	2,043,678
Swift Energy Company *	12,100	86,999
W&T Offshore, Inc.	69,900	562,695
		5,724,097
Domestic Oil - 0.82%
Encore Aquisition Company *	49,100	985,928

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Domestic Oil (continued)
Mariner Energy, Inc. *	109,500	$1,012,875
Oil States International, Inc. *	19,200	255,744
		2,254,547
Drugs & Health Care - 0.41%
CV Therapeutics, Inc. *	37,500	600,000
Quidel Corp. *	44,000	485,760
Vivus, Inc. *	5,300	21,359
		1,107,119
Electrical Equipment - 0.12%
GrafTech International, Ltd. *	1,800	10,170
Wesco International, Inc. *	19,400	322,040
		332,210
Electrical Utilities - 3.68%
Consolidated Edison, Inc.	29,000	1,050,090
Dominion Resources, Inc.	43,500	1,312,830
DTE Energy Company	25,900	693,343
Edison International	137,200	3,734,584
FirstEnergy Corp.	22,600	961,856
Integrys Energy Group, Inc.	12,400	298,220
Mirant Corp. *	97,200	1,188,756
NV Energy, Inc.	41,100	380,997
Pepco Holdings, Inc.	30,500	457,500
		10,078,176
Electronics - 1.07%
Arrow Electronics, Inc. *	57,000	947,910
Avnet, Inc. *	31,000	535,370
Harman International Industries, Inc.	33,000	350,460
Jabil Circuit, Inc.	209,000	865,260
Multi-Fineline Electronix, Inc. *	16,500	235,455
		2,934,455
Energy - 0.68%
Duke Energy Corp.	59,500	801,465
Progress Energy, Inc.	19,100	676,522
Sempra Energy	9,000	374,130
		1,852,117
Financial Services - 3.25%
Bank of New York Mellon Corp.	42,900	951,093
Broadridge Financial Solutions, Inc.	56,100	896,478
Citigroup, Inc. (a)	522,800	784,200
CME Group, Inc.	4,300	784,320
JPMorgan Chase & Company	215,600	4,926,460
State Street Corp.	21,200	535,724
		8,878,275
Food & Beverages - 1.28%
Sysco Corp.	162,500	3,493,750
Gas & Pipeline Utilities - 0.50%
Atmos Energy Corp.	13,400	292,522
NiSource, Inc.	79,500	695,625
UGI Corp.	15,600	374,244
		1,362,391
Healthcare Products - 3.65%
Becton, Dickinson & Company	6,400	396,096
Cypress Biosciences, Inc. *	97,000	818,680
Herbalife, Ltd.	121,900	1,662,716
Johnson & Johnson	86,500	4,325,000
Medicines Company *	22,700	278,529
St. Jude Medical, Inc. *	75,500	2,503,581
		9,984,602
Healthcare Services - 2.29%
Alliance Imaging, Inc. *	8,000	65,600
Centene Corp. *	22,700	385,446
Express Scripts, Inc. *	53,800	2,706,140
McKesson Corp.	51,300	2,104,326
WellPoint, Inc. *	29,400	997,248
		6,258,760
Homebuilders - 0.05%
NVR, Inc. *	400	133,108
Hotels & Restaurants - 2.08%
CEC Entertainment, Inc. *	21,000	490,350
McDonald's Corp.	86,900	4,540,525
Yum! Brands, Inc.	25,500	670,140
		5,701,015
Industrial Machinery - 1.36%
AGCO Corp. *	60,600	1,038,684
Flowserve Corp.	32,400	1,635,228
Gardner Denver, Inc. *	37,400	707,608
Manitowoc Company, Inc.	81,200	332,920
		3,714,440
Industrials - 0.20%
General Electric Company	33,400	284,234
Shaw Group, Inc. *	11,800	275,412
		559,646
Insurance - 2.67%
Aetna, Inc.	125,800	3,002,846
Allied World Assurance Holdings, Ltd.	21,800	837,338
First American Corp.	46,000	1,065,820
Progressive Corp. *	51,800	599,326
The Travelers Companies, Inc.	49,700	1,796,655
		7,301,985
International Oil - 8.74%
Chevron Corp.	127,100	7,716,241
ConocoPhillips	44,600	1,665,810
Exxon Mobil Corp.	164,800	11,189,920
Murphy Oil Corp.	79,900	3,340,619
		23,912,590
Internet Content - 1.15%
Google, Inc., Class A *	7,900	2,670,121
Yahoo!, Inc. *	36,800	486,864
		3,156,985
Internet Retail - 0.62%
Amazon.com, Inc. *	11,200	725,648
eBay, Inc. *	60,000	652,200
Liberty Media Holding Corp.-Interactive A *	100,800	326,592
		1,704,440

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet Software - 0.16%
Symantec Corp. *	31,300	$432,879
Manufacturing - 0.09%
Insteel Industries, Inc.	1,000	6,300
Trinity Industries, Inc.	34,000	250,920
		257,220
Medical-Hospitals - 0.36%
LifePoint Hospitals, Inc. *	14,000	294,280
Universal Health Services, Inc., Class B	19,000	699,770
		994,050
Metal & Metal Products - 0.19%
Timken Company	43,500	529,830
Mining - 0.19%
Cliffs Natural Resources, Inc.	33,600	518,448
Multimedia - 1.05%
Time Warner, Inc.	377,500	2,880,325
Paper - 0.78%
International Paper Company	373,600	2,125,784
Pharmaceuticals - 7.28%
Abbott Laboratories	126,200	5,974,308
Cubist Pharmaceuticals, Inc. *	27,500	390,775
Eli Lilly & Company	142,200	4,177,836
Enzon Pharmaceuticals, Inc. *	35,200	186,208
Gilead Sciences, Inc. *	43,200	1,935,360
Medicis Pharmaceutical Corp., Class A	28,600	322,608
Merck & Company, Inc.	80,400	1,945,680
OSI Pharmaceuticals, Inc. *	8,300	283,030
Pfizer, Inc.	378,600	4,660,566
POZEN, Inc. *	4,900	29,253
		19,905,624
Railroads & Equipment - 0.49%
Norfolk Southern Corp.	41,800	1,325,896
Real Estate - 0.94%
Apartment Investment & Management Company, Class A, REIT	5,443	28,413
Boston Properties, Inc., REIT	5,400	200,286
Equity Residential, REIT	21,800	383,680
Health Care, Inc., REIT	9,900	304,623
Liberty Property Trust, REIT	11,200	204,624
ProLogis, REIT	17,900	103,641
Public Storage, Inc., REIT	4,800	266,304
Regency Centers Corp., REIT	9,200	248,216
Simon Property Group, Inc., REIT	13,800	456,780
Vornado Realty Trust, REIT	11,200	366,576
		2,563,143
Retail Grocery - 0.71%
Safeway, Inc.	51,500	952,750
The Kroger Company	48,100	994,227
		1,946,977
Retail Trade - 3.10%
Foot Locker, Inc.	86,900	722,139
Macy's, Inc.	253,500	1,995,045
The Gap, Inc.	100,900	1,088,711
Wal-Mart Stores, Inc.	95,100	4,682,724
		8,488,619
Semiconductors - 0.63%
Intel Corp.	18,900	240,786
QLogic Corp. *	102,300	943,206
Texas Instruments, Inc.	18,800	269,780
Volterra Semiconductor Corp. *	33,300	269,730
		1,723,502
Software - 1.87%
Microsoft Corp.	288,100	4,652,815
VMware, Inc. Class A * (a)	22,900	475,404
		5,128,219
Telecommunications Equipment & Services - 1.23%
ADC Telecommunications, Inc. *	109,000	309,560
QUALCOMM, Inc.	91,700	3,065,531
		3,375,091
Telephone - 4.08%
AT&T, Inc.	199,400	4,739,738
Atlantic Tele-Network, Inc.	1,800	37,530
Verizon Communications, Inc.	224,000	6,390,720
		11,167,988
Tobacco - 1.37%
Altria Group, Inc.	88,600	1,367,984
Lorillard, Inc.	32,600	1,905,144
Philip Morris International, Inc.	13,900	465,233
		3,738,361
Transportation - 0.10%
Overseas Shipholding Group, Inc.	10,800	277,776
Trucking & Freight - 0.61%
FedEx Corp.	25,600	1,106,176
Ryder Systems, Inc.	24,100	550,926
		1,657,102
TOTAL COMMON STOCKS (Cost $323,346,938)		$246,754,111
SHORT TERM INVESTMENTS - 4.72%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$4,974,750	$4,974,750
U.S. Treasury Bills
zero coupon due 06/11/2009 ***	7,940,000	7,937,300
TOTAL SHORT TERM INVESTMENTS (Cost $12,912,051)		$12,912,050

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 6.70%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$18,335,076 on 03/02/2009,
collateralized by $6,975,000
Federal Home Loan Bank Discount
Notes, zero coupon due
01/11/2010 (valued at $6,922,688
including interest) and
$10,265,000 Federal Home Loan
Bank, 3.75% due 01/08/2010
(valued at $10,547,288 including
interest) and $1,235,000 Federal
Home Loan Bank, 0.92% due
01/15/2010 (valued at $1,233,456
including interest)	$18,335,000	$18,335,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,335,000)		$18,335,000
Total Investments (All Cap Core Fund)
(Cost $354,593,989) - 101.61%		$278,001,161
Liabilities in Excess of Other Assets - (1.61)%		(4,406,707)
TOTAL NET ASSETS - 100.00%		$273,594,454

All Cap Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.38%
Aerospace - 8.22%
General Dynamics Corp.	15,058	$659,842
Lockheed Martin Corp.	20,632	1,302,085
Raytheon Company	55,984	2,237,680
Rockwell Collins, Inc.	9,646	300,955
United Technologies Corp.	37,548	1,533,085
		6,033,647
Agriculture - 0.65%
Monsanto Company	3,005	229,191
The Mosaic Company	5,717	246,117
		475,308
Business Services - 3.46%
Accenture, Ltd., Class A	75,929	2,216,368
Fluor Corp.	9,637	320,430
		2,536,798
Cellular Communications - 0.57%
China Mobile, Ltd.	48,116	418,037
Chemicals - 0.33%
Potash Corp. of Saskatchewan, Inc.	2,873	241,246
Coal - 0.75%
CONSOL Energy, Inc.	11,626	316,808
Peabody Energy Corp.	9,977	236,156
		552,964
Commercial Services - 0.36%
Morningstar, Inc. * (a)	9,482	264,548
Computers & Business Equipment - 5.09%
Apple, Inc. *	5,267	470,396
Cisco Systems, Inc. *	39,363	573,519
Cognizant Technology Solutions Corp., Class A *	41,380	761,392
International Business Machines Corp.	8,623	793,575
Research In Motion, Ltd. *	28,393	1,134,016
		3,732,898
Construction & Mining Equipment - 0.21%
Joy Global, Inc. (a)	8,653	151,081
Cosmetics & Toiletries - 9.73%
Avon Products, Inc.	16,879	296,902
Colgate-Palmolive Company	57,473	3,458,725
Procter & Gamble Company	70,183	3,380,715
		7,136,342
Crude Petroleum & Natural Gas - 0.81%
Occidental Petroleum Corp.	11,518	597,439
Drugs & Health Care - 0.76%
Shire, Ltd.	47,210	559,705
Educational Services - 0.44%
Apollo Group, Inc., Class A *	4,410	319,725
Electronics - 0.24%
Trimble Navigation, Ltd. *	12,488	176,081
Financial Services - 1.06%
MasterCard, Inc., Class A	4,927	778,614
Food & Beverages - 12.53%
General Mills, Inc.	20,167	1,058,364
Kellogg Company	68,961	2,683,962
PepsiCo, Inc.	47,842	2,303,114
The Coca-Cola Company	77,099	3,149,494
		9,194,934
Healthcare Products - 16.94%
Baxter International, Inc.	56,088	2,855,440
Becton, Dickinson & Company	40,448	2,503,327
Johnson & Johnson	64,040	3,202,000
Medtronic, Inc.	59,730	1,767,411
St. Jude Medical, Inc. *	57,249	1,898,377
Varian Medical Systems, Inc. *	6,642	202,647
		12,429,202
Healthcare Services - 0.89%
Express Scripts, Inc. *	7,843	394,503
Quest Diagnostics, Inc.	5,579	255,685
		650,188
Hotels & Restaurants - 0.78%
McDonald's Corp.	11,023	575,952
Household Products - 0.78%
Clorox Company	11,817	574,306
Industrial Machinery - 0.75%
W.W. Grainger, Inc.	8,304	549,393
Insurance - 5.15%
ACE, Ltd.	34,447	1,257,660
Aon Corp.	17,976	687,402

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Assurant, Inc.	11,776	$240,230
Chubb Corp.	40,860	1,595,175
		3,780,467
International Oil - 0.36%
Exxon Mobil Corp.	3,912	265,625
Internet Content - 1.71%
Google, Inc., Class A *	3,713	1,254,957
Internet Software - 0.47%
McAfee, Inc. *	6,782	189,557
Symantec Corp. *	11,391	157,537
		347,094
Manufacturing - 0.93%
Honeywell International, Inc.	25,416	681,911
Mining - 0.25%
BHP Billiton, Ltd.	10,184	183,379
Petroleum Services - 1.16%
Transocean, Ltd. *	10,211	610,312
Valero Energy Corp.	12,327	238,897
		849,209
Pharmaceuticals - 4.04%
Abbott Laboratories	31,753	1,503,187
Gilead Sciences, Inc. *	32,681	1,464,109
		2,967,296
Railroads & Equipment - 0.40%
Norfolk Southern Corp.	5,845	185,403
Union Pacific Corp.	2,856	107,157
		292,560
Retail Grocery - 2.40%
The Kroger Company	85,183	1,760,733
Retail Trade - 1.48%
The Gap, Inc.	23,658	255,270
Wal-Mart Stores, Inc.	16,838	829,103
		1,084,373
Sanitary Services - 1.77%
Waste Management, Inc.	48,220	1,301,940
Semiconductors - 0.52%
Altera Corp.	12,569	192,683
Xilinx, Inc.	10,787	190,714
		383,397
Software - 4.91%
Adobe Systems, Inc. *	46,753	780,775
Autodesk, Inc. *	17,625	223,661
Intuit, Inc. *	11,705	266,757
Microsoft Corp.	144,294	2,330,348
		3,601,541
Telecommunications Equipment & Services - 3.48%
Amdocs, Ltd. *	17,891	299,674
KDDI Corp.	318	1,665,899
Nokia Oyj, SADR	62,567	585,627
		2,551,200
TOTAL COMMON STOCKS (Cost $76,202,392)		$69,254,090
SHORT TERM INVESTMENTS - 0.53%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$389,505	$389,505
TOTAL SHORT TERM INVESTMENTS (Cost $389,505)		$389,505
REPURCHASE AGREEMENTS - 5.31%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$3,891,016 on 03/02/2009,
collateralized by $3,825,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at $3,973,219
including interest)	$3,891,000	$3,891,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,891,000)		$3,891,000
Total Investments (All Cap Growth Fund)
(Cost $80,482,897) - 100.22%		$73,534,595
Liabilities in Excess of Other Assets - (0.22)%		(158,098)
TOTAL NET ASSETS - 100.00%		$73,376,497

All Cap Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.25%
Aerospace - 5.43%
Alliant Techsystems, Inc. *	14,400	$1,017,504
Curtiss-Wright Corp.	7,400	196,766
General Dynamics Corp.	33,100	1,450,442
Rockwell Collins, Inc.	13,800	430,560
United Technologies Corp.	42,320	1,727,926
		4,823,198
Agriculture - 3.74%
Archer-Daniels-Midland Company	124,521	3,319,730
Air Travel - 0.55%
Southwest Airlines Company	82,500	485,925
Auto Parts - 1.68%
Autoliv, Inc.	55,500	825,840
BorgWarner, Inc. (a)	29,900	515,775
WABCO Holdings, Inc.	14,600	147,752
		1,489,367
Automobiles - 2.59%
Honda Motor Company, Ltd., ADR	61,600	1,455,608

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
PACCAR, Inc.	33,600	$842,352
		2,297,960
Banking - 2.25%
Commerce Bancshares, Inc.	15,949	553,909
Cullen Frost Bankers, Inc.	33,635	1,447,650
		2,001,559
Biotechnology - 5.71%
Amgen, Inc. *	36,400	1,781,052
Biogen Idec, Inc. *	38,100	1,754,124
Life Technologies Corp. *	52,500	1,530,375
		5,065,551
Building Materials & Construction - 0.21%
Quanex Building Products Corp.	26,285	184,258
Business Services - 1.06%
Jacobs Engineering Group, Inc. *	2,200	74,228
URS Corp. *	28,000	865,760
		939,988
Chemicals - 0.83%
Cytec Industries, Inc.	48,000	739,200
Containers & Glass - 1.61%
Pactiv Corp. *	72,100	1,141,343
Silgan Holdings, Inc.	5,800	284,548
		1,425,891
Crude Petroleum & Natural Gas - 2.78%
Apache Corp.	1,400	82,726
EQT Corp. *	12,000	369,000
Forest Oil Corp. *	35,900	509,062
Hess Corp.	5,300	289,857
Noble Energy, Inc.	6,800	309,672
XTO Energy, Inc.	28,800	911,808
		2,472,125
Domestic Oil - 0.12%
Range Resources Corp.	3,100	110,267
Electrical Equipment - 1.12%
Anixter International, Inc. *	28,589	840,802
Emerson Electric Company	5,600	149,800
		990,602
Electrical Utilities - 1.40%
The Southern Company	21,600	654,696
Wisconsin Energy Corp.	14,700	585,354
		1,240,050
Electronics - 0.21%
Teleflex, Inc.	3,900	185,250
Financial Services - 5.86%
Bank of New York Mellon Corp.	68,398	1,516,384
Charles Schwab Corp.	16,100	204,631
GATX Corp.	25,500	465,885
JPMorgan Chase & Company	57,500	1,313,875
Lazard, Ltd., Class A	40,500	983,340
Raymond James Financial, Inc. (a)	51,700	721,732
		5,205,847
Food & Beverages - 2.92%
Diageo PLC, SADR	15,600	725,244
J.M. Smucker Company	25,100	931,712
Kellogg Company	8,200	319,144
PepsiCo, Inc.	5,479	263,759
Ralcorp Holdings, Inc. *	5,800	351,480
		2,591,339
Gas & Pipeline Utilities - 4.38%
El Paso Corp.	178,800	1,206,900
Spectra Energy Corp.	43,600	566,800
UGI Corp.	48,600	1,165,914
Williams Companies, Inc.	84,200	951,460
		3,891,074
Gold - 1.77%
Barrick Gold Corp.	52,097	1,573,329
Healthcare Products - 0.26%
Medicines Company *	18,600	228,222
Healthcare Services - 2.95%
DaVita, Inc. *	55,900	2,622,828
Holdings Companies/Conglomerates - 0.87%
Berkshire Hathaway, Inc., Class B *	300	769,200
Hotels & Restaurants - 2.98%
Brinker International, Inc.	74,000	814,000
Darden Restaurants, Inc.	46,000	1,248,440
Sonic Corp. *	25,900	233,100
Wendy's/Arby's Group, Inc.	77,700	351,981
		2,647,521
Industrial Machinery - 4.05%
Donaldson Company, Inc.	16,300	397,883
ITT Corp.	41,200	1,538,820
Kennametal, Inc.	22,700	370,464
Parker-Hannifin Corp.	38,600	1,288,082
		3,595,249
Insurance - 3.17%
ACE, Ltd.	8,200	299,382
Aon Corp.	47,000	1,797,280
Markel Corp. *	2,700	717,687
		2,814,349
International Oil - 0.61%
EnCana Corp.	13,700	539,369
Internet Software - 1.83%
McAfee, Inc. *	58,299	1,629,457
Manufacturing - 5.45%
AptarGroup, Inc.	24,000	673,440
Carlisle Companies, Inc.	68,154	1,350,812
Eaton Corp.	44,090	1,593,854
Hexcel Corp. *	33,300	206,793
Honeywell International, Inc.	30,600	820,998
Nordson Corp.	7,600	189,240
		4,835,137
Metal & Metal Products - 1.72%
Precision Castparts Corp.	7,800	432,354

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

All Cap Value Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Metal & Metal Products (continued)
Reliance Steel & Aluminum Company	46,000	$1,094,340
		1,526,694
Petroleum Services - 3.67%
Halliburton Company	44,458	725,110
Helmerich & Payne, Inc.	12,400	293,384
PetroHawk Energy Corp. *	65,300	1,111,406
Smith International, Inc.	24,800	532,704
Superior Energy Services, Inc. *	44,900	592,231
		3,254,835
Pharmaceuticals - 14.36%
Abbott Laboratories	57,400	2,717,316
AmerisourceBergen Corp.	35,100	1,114,776
Onyx Pharmaceuticals, Inc. *	44,500	1,334,555
OSI Pharmaceuticals, Inc. *	38,400	1,309,440
Schering-Plough Corp.	232,404	4,041,505
Watson Pharmaceuticals, Inc. *	79,000	2,233,330
		12,750,922
Railroads & Equipment - 0.93%
Kansas City Southern *	46,900	829,661
Retail Grocery - 2.39%
The Kroger Company	102,734	2,123,512
Retail Trade - 4.52%
AnnTaylor Stores Corp. *	15,600	102,648
Costco Wholesale Corp.	32,200	1,363,348
Fossil, Inc. *	26,900	339,478
Kohl's Corp. *	18,500	650,090
MSC Industrial Direct Company, Inc., Class A	3,400	104,006
Target Corp.	12,400	351,044
Wal-Mart Stores, Inc.	22,400	1,102,976
		4,013,590
Software - 0.44%
Adobe Systems, Inc. *	23,200	387,440
Steel - 0.56%
Carpenter Technology Corp.	36,200	495,940
Transportation - 0.72%
Bristow Group, Inc. * (a)	8,953	181,298
Kirby Corp. *	20,700	456,228
		637,526
Trucking & Freight - 0.55%
Heartland Express, Inc.	39,800	492,326
TOTAL COMMON STOCKS (Cost $104,872,576)		$87,226,288
SHORT TERM INVESTMENTS - 0.54%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$478,175	$478,175
TOTAL SHORT TERM INVESTMENTS (Cost $478,175)		$478,175
REPURCHASE AGREEMENTS - 1.99%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$1,766,007 on 03/02/2009,
collateralized by $1,765,000
Federal National Mortgage
Association, 5.00% due
11/07/2012 (valued at $1,804,713
including interest)	$1,766,000	$1,766,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,766,000)		$1,766,000
Total Investments (All Cap Value Fund)
(Cost $107,116,751) - 100.78%		$89,470,463
Liabilities in Excess of Other Assets - (0.78)%		(696,407)
TOTAL NET ASSETS - 100.00%		$88,774,056

Alpha Opportunities Fund
Shares or
Principal
Amount		Value
COMMON STOCKS - 84.65%
Advertising - 0.06%
Monster Worldwide, Inc. *	29,830	$196,580
Aerospace - 0.59%
Boeing Company	63,397	1,993,202
Agriculture - 1.00%
The Mosaic Company	78,630	3,385,022
Air Travel - 1.84%
Delta Air Lines, Inc. *	1,032,840	5,195,185
US Airways Group, Inc. *	368,900	1,051,365
		6,246,550
Apparel & Textiles - 0.44%
NIKE, Inc., Class B	36,101	1,499,275
Auto Parts - 0.07%
AutoZone, Inc. *	1,700	241,791
Banking - 0.68%
Bank of America Corp.	171,822	678,697
Julius Baer Holding AG	17,042	392,815
PNC Financial Services Group, Inc.	26,900	735,446
Signature Bank *	19,500	487,695
		2,294,653
Biotechnology - 4.07%
Amgen, Inc. *	60,970	2,983,262
Cephalon, Inc. *	28,500	1,869,315
Charles River Laboratories International, Inc. *	56,500	1,401,200
Genentech, Inc. *	53,710	4,594,891
Genzyme Corp. *	14,600	889,578
Life Technologies Corp. *	38,100	1,110,615
Myriad Genetics, Inc. *	12,080	952,508
		13,801,369
Building Materials & Construction - 0.10%
Sterling Construction Company, Inc. *	21,800	325,692

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Business Services - 2.09%
Accenture, Ltd., Class A	132,679	$3,872,900
Alliance Data Systems Corp. *	11,500	340,400
Automatic Data Processing, Inc.	69,339	2,367,927
Parexel International Corp. *	51,300	470,421
R.H. Donnelley Corp. *	190,700	32,419
		7,084,067
Cable & Television - 2.09%
Comcast Corp., Class A	116,000	1,514,960
Comcast Corp., Special Class A	296,800	3,606,120
Virgin Media, Inc.	409,500	1,957,410
		7,078,490
Cellular Communications - 1.39%
MetroPCS Communications, Inc. *	319,100	4,626,950
NTT DoCoMo, Inc., SADR	5,300	81,461
		4,708,411
Chemicals - 1.58%
Celanese Corp., Series A	83,500	713,090
FMC Corp.	68,200	2,757,326
Potash Corp. of Saskatchewan, Inc.	19,620	1,647,491
Solutia, Inc. *	29,200	109,500
UCB SA	5,105	140,450
		5,367,857
Coal - 0.10%
CONSOL Energy, Inc.	12,700	346,075
Colleges & Universities - 1.39%
Career Education Corp. *	73,530	1,813,985
Corinthian Colleges, Inc. *	146,860	2,893,142
		4,707,127
Commercial Services - 0.43%
Pool Corp.	110,000	1,459,700
Computers & Business Equipment - 1.27%
Apple, Inc. *	200	17,862
CACI International, Inc., Class A *	7,500	320,775
Cisco Systems, Inc. *	121,700	1,773,169
Cognizant Technology Solutions Corp., Class A *	39,700	730,480
EMC Corp. *	27,800	291,900
Hewlett-Packard Company	12,100	351,263
Research In Motion, Ltd. *	13,360	533,598
Seagate Technology	68,320	293,776
		4,312,823
Construction & Mining Equipment - 0.36%
National Oilwell Varco, Inc. *	45,700	1,221,561
Containers & Glass - 1.04%
Mobile Mini, Inc. *	25,900	252,525
Owens-Illinois, Inc. *	212,073	3,270,166
		3,522,691
Cosmetics & Toiletries - 0.42%
Procter & Gamble Company	29,900	1,440,283
Crude Petroleum & Natural Gas - 3.27%
Apache Corp.	20,100	1,187,709
Arena Resources, Inc. *	23,400	501,228
Cabot Oil & Gas Corp.	22,300	454,251
Hess Corp.	36,990	2,022,983
Newfield Exploration Company *	71,500	1,382,095
Noble Energy, Inc.	30,800	1,402,632
Whiting Petroleum Corp. *	15,800	368,140
XTO Energy, Inc.	119,899	3,796,002
		11,115,040
Domestic Oil - 0.31%
Range Resources Corp.	9,100	323,687
Suncor Energy, Inc.	35,270	733,263
		1,056,950
Drugs & Health Care - 1.28%
Impax Laboratories, Inc. *	73,900	443,400
Wyeth	95,340	3,891,779
		4,335,179
Educational Services - 1.14%
Apollo Group, Inc., Class A *	8,130	589,425
ITT Educational Services, Inc. *	26,860	3,048,610
Lincoln Educational Services Corp. *	16,050	230,157
		3,868,192
Electrical Equipment - 0.68%
American Science & Engineering, Inc.	4,830	293,133
FLIR Systems, Inc. *	37,100	757,211
Vestas Wind Systems AS *	24,913	1,084,807
Wesco International, Inc. *	10,500	174,300
		2,309,451
Electrical Utilities - 0.08%
AES Corp. *	41,130	259,119
Electronics - 0.11%
Agilent Technologies, Inc. *	19,100	264,917
Flextronics International, Ltd. *	61,440	126,566
		391,483
Energy - 1.65%
Covanta Holding Corp. *	51,300	781,299
Energy Conversion Devices, Inc. *	27,400	600,882
First Solar, Inc. *	23,290	2,462,685
Sunpower Corp., Class B *	71,120	1,760,931
		5,605,797
Financial Services - 7.61%
American Express Company	188,542	2,273,816
Ameriprise Financial, Inc.	65,400	1,042,476
Deutsche Boerse AG	17,486	795,070
Discover Financial Services	24,000	137,520
Goldman Sachs Group, Inc.	65,770	5,990,332
JPMorgan Chase & Company	160,367	3,664,386
MasterCard, Inc., Class A	6,450	1,019,293
PennantPark Investment Corp.	137,600	412,800
State Street Corp.	105,160	2,657,393
TD Ameritrade Holding Corp. *	75,300	893,811
Visa, Inc.	42,990	2,437,963
Wells Fargo & Company	174,860	2,115,806

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financial Services (continued)
Western Union Company	214,536	$2,394,222
		25,834,888
Food & Beverages - 1.91%
Nestle SA	21,102	689,834
Pan Fish ASA *	2,424,000	579,860
PepsiCo, Inc.	19,500	938,730
Ralcorp Holdings, Inc. *	18,260	1,106,556
Smithfield Foods, Inc. *	61,400	481,990
Sysco Corp.	82,025	1,763,537
Tyson Foods, Inc., Class A	110,100	928,143
		6,488,650
Gas & Pipeline Utilities - 0.72%
BG Group PLC	126,668	1,810,642
Gazprom OAO, SADR	48,550	623,398
		2,434,040
Gold - 0.80%
AngloGold Ashanti, Ltd., SADR	21,090	629,115
Barrick Gold Corp.	19,710	595,242
Randgold Resources, Ltd., ADR	22,490	1,022,845
Real Gold Mining, Ltd. *	18,500	12,524
Yamana Gold, Inc.	53,150	460,279
		2,720,005
Healthcare Products - 3.91%
ATS Medical, Inc. *	309,400	720,902
China Medical Technologies, Inc., SADR	45,900	598,077
Covidien, Ltd.	57,850	1,832,110
Hologic, Inc. *	38,200	432,424
Intuitive Surgical, Inc. *	15,840	1,440,806
Inverness Medical Innovations, Inc. *	39,100	878,577
Johnson & Johnson	3,330	166,500
Medtronic, Inc.	65,212	1,929,623
NutriSystem, Inc.	80,200	1,034,580
St. Jude Medical, Inc. *	65,400	2,168,664
Varian Medical Systems, Inc. *	27,900	851,229
Volcano Corp. *	62,270	931,559
Zoll Medical Corp. *	21,600	297,000
		13,282,051
Healthcare Services - 3.52%
Cardinal Health, Inc.	126,981	4,120,533
Humana, Inc. *	10,800	255,636
McKesson Corp.	35,400	1,452,108
Omnicare, Inc.	48,900	1,267,977
UnitedHealth Group, Inc.	246,646	4,846,594
		11,942,848
Holdings Companies/Conglomerates - 0.10%
Mitsui & Company, Ltd.	36,030	331,889
Homebuilders - 0.28%
M.D.C. Holdings, Inc.	37,510	946,377
Household Products - 0.49%
Jarden Corp. *	164,149	1,666,112
Industrial Machinery - 1.12%
Caterpillar, Inc.	73,358	1,805,341
Cummins, Inc.	16,500	343,200
Deere & Company	27,070	744,154
Ingersoll-Rand Company, Ltd., Class A	27,000	382,860
Pall Corp.	22,700	539,579
		3,815,134
Industrials - 0.81%
Aecom Technology Corp. *	98,600	2,418,658
General Electric Company	37,300	317,423
		2,736,081
Insurance - 3.26%
ACE, Ltd.	84,850	3,097,873
Allied World Assurance Holdings, Ltd.	12,000	460,920
CIGNA Corp.	97,300	1,533,448
Marsh & McLennan Companies, Inc.	238,947	4,284,320
The Travelers Companies, Inc.	28,900	1,044,735
Unum Group	62,700	638,286
		11,059,582
International Oil - 1.19%
EnCana Corp.	10,270	404,330
Exxon Mobil Corp.	24,600	1,670,340
Lundin Petroleum AB, Series A *	115,451	488,102
Petroleo Brasileiro SA, ADR	20,600	571,238
Talisman Energy, Inc.	97,900	916,344
		4,050,354
Internet Content - 0.34%
Google, Inc., Class A *	3,375	1,140,716
Internet Service Provider - 0.43%
Equinix, Inc. *	31,790	1,475,374
Internet Software - 0.80%
Akamai Technologies, Inc. *	17,600	318,384
Check Point Software Technologies, Ltd. *	22,580	496,083
McAfee, Inc. *	68,300	1,908,985
		2,723,452
Leisure Time - 0.39%
DreamWorks Animation SKG, Inc., Class A *	33,400	644,286
LIFE TIME FITNESS, Inc. *	31,600	270,496
Scientific Games Corp., Class A *	38,100	403,098
		1,317,880
Life Sciences - 0.78%
American Ecology Corp.	60,600	951,420
PerkinElmer, Inc.	39,800	512,624
Pharmaceutical Product Development, Inc.	29,300	702,907
Sequenom, Inc. *	32,560	476,353
		2,643,304
Manufacturing - 1.85%
ABB, Ltd., SADR	68,800	829,040
Eaton Corp.	1,600	57,840
Hansen Transmissions International NV *	310,200	407,272
Honeywell International, Inc.	106,793	2,865,256
Pentair, Inc.	98,918	2,064,419
Siemens AG	1,242	62,323
		6,286,150

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Medical-Hospitals - 0.22%
Community Health Systems, Inc. *	36,800	$602,048
Novavax, Inc. *	166,700	136,694
		738,742
Metal & Metal Products - 0.70%
Cameco Corp.	45,460	662,807
Companhia Vale Do Rio Doce, ADR *	16,580	213,716
Franco-Nevada Corp.	14,490	307,522
Precision Castparts Corp.	18,630	1,032,661
Vedanta Resources PLC	21,572	164,977
		2,381,683
Mining - 1.40%
Agnico Eagle Mines, Ltd.	14,560	725,961
Cliffs Natural Resources, Inc.	64,150	989,834
Compania de Minas Buenaventura SA, ADR	22,260	428,728
Goldcorp Inc.	20,350	588,522
Harmony Gold Mining Company, Ltd., SADR *	43,410	520,052
Kinross Gold Corp.	33,010	520,898
Newmont Mining Corp.	15,460	643,600
Royal Gold, Inc.	7,990	323,275
		4,740,870
Oil & Gas Drilling - 0.10%
Karoon Gas Australia, Ltd. *	183,638	333,918
Paper - 0.01%
Aracruz Celulose SA, SADR	6,760	48,199
Petroleum Services - 1.97%
Halliburton Company	14,900	243,019
Helmerich & Payne, Inc.	32,300	764,218
Schlumberger, Ltd.	62,829	2,391,272
Total SA, ADR	49,467	2,334,842
Weatherford International, Ltd. *	89,740	957,526
		6,690,877
Pharmaceuticals - 7.87%
Abbott Laboratories	114,772	5,433,306
Amylin Pharmaceuticals, Inc. *	38,136	348,182
Auxilium Pharmaceuticals, Inc. *	20,190	554,619
Bristol-Myers Squibb Company	77,520	1,427,143
Cubist Pharmaceuticals, Inc. *	23,100	328,251
Elan Corp. PLC, SADR *	182,420	1,127,356
Eli Lilly & Company	57,264	1,682,416
Gilead Sciences, Inc. *	3,720	166,656
Merck & Company, Inc.	22,950	555,390
OSI Pharmaceuticals, Inc. *	4,820	164,362
Pfizer, Inc.	190,300	2,342,593
Schering-Plough Corp.	443,700	7,715,943
Teva Pharmaceutical Industries, Ltd., SADR	78,220	3,487,048
Theravance, Inc. *	82,400	1,148,656
Vertex Pharmaceuticals, Inc. *	7,970	240,933
		26,722,854
Real Estate - 0.68%
Anworth Mortgage Asset Corp., REIT	171,900	1,036,557
MFA Mortgage Investments, Inc., REIT	219,700	1,261,078
		2,297,635
Retail Trade - 3.29%
Advance Auto Parts, Inc.	18,300	699,975
Best Buy Company, Inc.	14,600	420,772
Dick's Sporting Goods, Inc. *	37,274	460,334
GameStop Corp., Class A *	62,400	1,679,808
Kohl's Corp. *	23,850	838,089
Nordstrom, Inc.	19,200	258,624
Staples, Inc.	283,413	4,520,437
The Gap, Inc.	107,000	1,154,530
Wal-Mart Stores, Inc.	23,000	1,132,520
		11,165,089
Semiconductors - 0.86%
Intel Corp.	54,300	691,782
Marvell Technology Group, Ltd. *	37,300	280,123
Maxim Integrated Products, Inc.	1,570	18,997
ON Semiconductor Corp. *	530,500	1,941,630
		2,932,532
Software - 3.26%
Activision Blizzard, Inc. *	54,100	542,623
BMC Software, Inc. *	83,900	2,485,957
Concur Technologies, Inc. *	43,600	915,164
Microsoft Corp.	208,800	3,372,120
Red Hat, Inc. *	88,400	1,210,196
Solera Holdings, Inc. *	97,300	2,022,867
UbiSoft Entertainment SA *	35,810	533,026
		11,081,953
Steel - 0.12%
ArcelorMittal	1,730	33,441
Nucor Corp.	11,500	386,975
		420,416
Telecommunications Equipment & Services - 1.16%
Amdocs, Ltd. *	36,200	606,350
Corning, Inc.	177,200	1,869,460
NICE Systems, Ltd., ADR *	39,100	825,010
QUALCOMM, Inc.	18,600	621,798
		3,922,618
Telephone - 1.01%
AT&T, Inc.	143,983	3,422,476
Tobacco - 0.18%
Lorillard, Inc.	10,610	620,048
Toys, Amusements & Sporting Goods - 0.78%
Marvel Entertainment, Inc. *	50,000	1,293,000
Nintendo Company, Ltd.	4,700	1,341,847
		2,634,847
Trucking & Freight - 1.20%
FedEx Corp.	6,530	282,161
Heartland Express, Inc.	56,500	698,905
Hub Group, Inc., Class A *	31,600	567,536
United Parcel Service, Inc., Class B	61,133	2,517,457
		4,066,059
TOTAL COMMON STOCKS (Cost $317,193,592)		$287,290,133

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 2.32%
Investment Companies - 2.32%
iShares Russell 1000 Index Fund	66,800	$2,697,384
Midcap SPDR Trust, Series 1	17,400	1,429,932
SPDR Trust Series 1	50,500	3,733,465
		7,860,781
TOTAL INVESTMENT COMPANIES (Cost $8,905,997)		$7,860,781
REPURCHASE AGREEMENTS - 13.96%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$47,392,197 on 03/02/2009,
collateralized by $47,770,000
Federal Home Loan Bank, 2.73%
due 06/10/2009 (valued at
$48,343,240 including interest)	$47,392,000	$47,392,000
TOTAL REPURCHASE AGREEMENTS (Cost $47,392,000)		$47,392,000
Total Investments (Alpha Opportunities Fund)
(Cost $373,491,589) - 100.93%		$342,542,914
Liabilities in Excess of Other Assets - (0.93)%		(3,146,764)
TOTAL NET ASSETS - 100.00%		$339,396,150

Alternative Asset Allocation Fund

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 99.83%
Investment Companies - 10.53%
PowerShares DB Commodity Index Tracking Fund *	5,000	$95,550
JOHN HANCOCK FUNDS II (g) - 89.30%
Emerging Markets Value (DFA) *	23,985	107,934
Floating Rate Income (WAMCO) *	18,384	139,899
Global Bond (PIMCO) *	9,892	103,372
Global Real Estate (Deutsche) *	33,010	126,427
High Income (MFC Global U.S.) * (f)	6,536	29,085
High Yield (WAMCO) *	3,295	19,967
International Small Cap (Templeton) *	5,006	34,844
International Small Company (DFA) *	7,533	33,145
Natural Resources (Wellington) *	4,521	54,213
Real Return Bond (PIMCO) *	12,172	130,243
U.S. High Yield Bond (Wells Capital) *	3,257	31,466
		810,595
TOTAL INVESTMENT COMPANIES (Cost $999,417)		$906,145
Total Investments (Alternative Asset Allocation Fund)
(Cost $999,417) - 99.83%		$906,145
Other Assets in Excess of Liabilities - 0.17%		1,566
TOTAL NET ASSETS - 100.00%		$907,711

American Diversified Growth & Income Fund

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.45%
American Funds Insurance Series - 100.45%
American Capital World Bond Fund	11,951	$211,773
American High-Income Trust	9,113	70,629
Bond Fund of America	47,372	498,822
Capital Income Builder Fund	3,741	136,767
Capital World Growth and Income Fund	7,668	169,918
EuroPacific Growth Fund	7,147	171,463
Fundamental Investors Fund	18,902	404,683
Growth Fund of America	26,099	472,130
Income Fund of America	11,852	134,516
Investment Company of America	26,539	472,130
New Perspective Fund	8,306	134,894
New World Fund	2,448	68,934
SMALLCAP World Fund	3,731	67,680
Washington Mutual Investors Fund	23,419	404,683
		3,419,022
TOTAL INVESTMENT COMPANIES (Cost $4,201,395)		$3,419,022
Total Investments (American Diversified Growth & Income Fund)
(Cost $4,201,395) - 100.45%		$3,419,022
Liabilities in Excess of Other Assets - (0.45)%		(15,284)
TOTAL NET ASSETS - 100.00%		$3,403,738

American Fundamental Holdings Fund

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.66%
American Funds Insurance Series - 100.66%
Bond Fund of America	49,811	$524,512
EuroPacific Growth Fund	11,376	272,908
Fundamental Investors Fund	11,766	251,914
Growth Fund of America	13,926	251,915
Income Fund of America	14,629	166,034
Investment Company of America	14,160	251,915
U.S. Government Securities Fund	12,067	168,580
Washington Mutual Investors Fund	12,149	209,931
		2,097,709
TOTAL INVESTMENT COMPANIES (Cost $2,548,662)		$2,097,709
Total Investments (American Fundamental Holdings Fund)
(Cost $2,548,662) - 100.66%		$2,097,709
Liabilities in Excess of Other Assets - (0.66)%		(13,839)
TOTAL NET ASSETS - 100.00%		$2,083,870

American Global Diversification Fund

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES - 100.76%
American Funds Insurance Series - 100.76%
American High-Income Trust	17,653	$136,814
Bond Fund of America	39,410	414,992

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

American Global Diversification Fund (continued)

	Shares or
	Principal
	Amount	Value
INVESTMENT COMPANIES (continued)
American Funds Insurance Series (continued)
Capital Income Builder Fund	4,246	$155,237
Capital World Growth and Income Fund	14,011	310,474
EuroPacific Growth Fund	8,089	194,047
New Perspective Fund	14,338	232,855
New World Fund	6,891	194,045
SMALLCAP World Fund	17,115	310,474
		1,948,938
TOTAL INVESTMENT COMPANIES (Cost $2,497,320)		$1,948,938
Total Investments (American Global Diversification Fund)
(Cost $2,497,320) - 100.76%		$1,948,938
Liabilities in Excess of Other Assets - (0.76)%		(14,773)
TOTAL NET ASSETS - 100.00%		$1,934,165

Blue Chip Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.22%
Advertising - 0.03%
Omnicom Group, Inc.	15,200	$365,256
Aerospace - 0.74%
Lockheed Martin Corp.	126,800	8,002,348
Agriculture - 1.49%
Monsanto Company	210,304	16,039,886
Apparel & Textiles - 0.53%
NIKE, Inc., Class B	137,500	5,710,375
Banking - 1.67%
Northern Trust Corp.	297,011	16,498,961
PNC Financial Services Group, Inc.	54,300	1,484,562
		17,983,523
Biotechnology - 4.68%
Amgen, Inc. *	227,800	11,146,254
Genentech, Inc. *	432,378	36,989,938
Genzyme Corp. *	37,700	2,297,061
		50,433,253
Broadcasting - 0.84%
Discovery Communications, Inc., Series A *	358,900	5,566,539
Discovery Communications, Inc., Series C *	240,900	3,536,412
		9,102,951
Business Services - 2.76%
Accenture, Ltd., Class A	510,200	14,892,738
Automatic Data Processing, Inc.	166,967	5,701,923
Fiserv, Inc. *	281,600	9,185,792
		29,780,453
Cellular Communications - 0.66%
America Movil SAB de CV, Series L, ADR	78,849	2,009,072
MetroPCS Communications, Inc. * (a)	348,900	5,059,050
		7,068,122
Chemicals - 2.34%
Potash Corp. of Saskatchewan, Inc.	123,300	10,353,501
Praxair, Inc.	261,700	14,851,475
		25,204,976
Computers & Business Equipment - 7.61%
Apple, Inc. *	490,000	43,761,900
Cisco Systems, Inc. *	444,082	6,470,275
Dell, Inc. *	2,327	19,849
EMC Corp. *	204,348	2,145,654
Hewlett-Packard Company	181,600	5,271,848
Juniper Networks, Inc. *	1,045,579	14,857,678
Research In Motion, Ltd. *	237,500	9,485,750
		82,012,954
Cosmetics & Toiletries - 0.07%
Procter & Gamble Company	16,028	772,069
Crude Petroleum & Natural Gas - 0.65%
EOG Resources, Inc.	140,700	7,040,628
Drugs & Health Care - 1.22%
Wyeth	320,846	13,096,934
Educational Services - 0.93%
Apollo Group, Inc., Class A *	138,900	10,070,250
Electrical Utilities - 0.01%
Entergy Corp.	1,600	107,824
Electronics - 0.01%
Thermo Fisher Scientific, Inc. *	3,900	141,414
Energy - 0.98%
First Solar, Inc. *	47,500	5,022,650
NRG Energy, Inc. * (a)	253,700	4,794,930
Sunpower Corp., Class B *	30,500	755,180
		10,572,760
Financial Services - 10.48%
American Express Company	92,248	1,112,511
Ameriprise Financial, Inc.	41,589	662,929
Bank of New York Mellon Corp.	233,639	5,179,776
BlackRock, Inc.	33,670	3,259,593
Charles Schwab Corp.	494,414	6,284,002
CME Group, Inc.	14,050	2,562,720
Credit Suisse Group AG	1,600	38,937
Franklin Resources, Inc.	285,935	13,095,823
Goldman Sachs Group, Inc.	191,724	17,462,222
IntercontinentalExchange, Inc. *	133,450	7,575,956
JPMorgan Chase & Company	404,500	9,242,825
MasterCard, Inc., Class A (a)	57,860	9,143,616
Morgan Stanley	497,300	9,717,242
State Street Corp.	382,529	9,666,508
Visa, Inc.	146,000	8,279,660
Wells Fargo & Company	405,800	4,910,180
Western Union Company	433,000	4,832,280
		113,026,780
Food & Beverages - 1.50%
PepsiCo, Inc.	201,666	9,708,201
The Coca-Cola Company	158,500	6,474,725
		16,182,926

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Healthcare Products - 5.84%
Alcon, Inc.	47,800	$3,936,808
Baxter International, Inc.	314,400	16,006,104
Becton, Dickinson & Company	97,900	6,059,031
C.R. Bard, Inc.	21,000	1,685,460
Covidien, Ltd.	3,900	123,513
Intuitive Surgical, Inc. * (a)	6,450	586,692
Medtronic, Inc.	442,646	13,097,895
St. Jude Medical, Inc. *	497,164	16,485,958
Stryker Corp.	149,321	5,027,638
		63,009,099
Healthcare Services - 5.16%
Cardinal Health, Inc.	22,500	730,125
Express Scripts, Inc. *	284,800	14,325,440
Humana, Inc. *	15,800	373,986
McKesson Corp.	282,300	11,579,946
Medco Health Solutions, Inc. *	543,700	22,063,346
WellPoint, Inc. *	194,128	6,584,822
		55,657,665
Hotels & Restaurants - 2.46%
Marriott International, Inc., Class A	142,812	2,022,218
McDonald's Corp.	245,800	12,843,050
Wynn Resorts, Ltd. * (a)	39,300	823,335
Yum! Brands, Inc.	412,600	10,843,128
		26,531,731
Industrial Machinery - 0.27%
FMC Technologies, Inc. *	109,200	2,892,708
Industrials - 0.22%
Fastenal Company (a)	79,900	2,406,588
Insurance - 0.41%
Aetna, Inc.	1,252	29,885
Aon Corp.	115,300	4,409,072
Prudential Financial, Inc.	1,700	27,897
		4,466,854
International Oil - 2.24%
Chevron Corp.	4,000	242,840
Exxon Mobil Corp.	279,862	19,002,630
Petroleo Brasileiro SA, SADR	217,700	4,872,126
		24,117,596
Internet Content - 4.22%
Google, Inc., Class A *	134,784	45,555,644
Internet Retail - 5.31%
Amazon.com, Inc. *	764,211	49,513,231
eBay, Inc. *	1,662	18,066
Expedia, Inc. *	324,300	2,584,671
Priceline.com, Inc. * (a)	60,800	5,159,488
		57,275,456
Internet Software - 2.05%
McAfee, Inc. *	367,600	10,274,420
Tencent Holdings, Ltd.	779,600	4,453,804
VeriSign, Inc. *	379,900	7,343,467
		22,071,691
Leisure Time - 0.54%
Electronic Arts, Inc. *	354,296	5,778,568
Manufacturing - 2.91%
Danaher Corp.	617,637	31,351,254
Mining - 0.00%
BHP Billiton, Ltd.	1,800	32,412
Multimedia - 0.03%
Time Warner, Inc.	47,500	362,425
Petroleum Services - 2.88%
Schlumberger, Ltd.	445,808	16,967,453
Smith International, Inc.	656,928	14,110,813
		31,078,266
Pharmaceuticals - 7.37%
Allergan, Inc.	308,900	11,966,786
Celgene Corp. *	437,900	19,587,267
Gilead Sciences, Inc. *	792,638	35,510,182
Novo Nordisk AS	22,300	1,085,864
Roche Holdings AG - Genusschein	15,906	1,805,610
Schering-Plough Corp.	31,400	546,046
Teva Pharmaceutical Industries, Ltd., SADR	200,700	8,947,206
		79,448,961
Publishing - 0.81%
McGraw-Hill Companies, Inc.	442,400	8,728,552
Railroads & Equipment - 0.22%
Union Pacific Corp.	63,200	2,371,264
Retail Trade - 5.40%
Bed Bath & Beyond, Inc. *	298,700	6,362,310
Costco Wholesale Corp.	63,900	2,705,526
CVS Caremark Corp.	554,532	14,273,654
Kohl's Corp. *	343,570	12,073,050
Wal-Mart Stores, Inc.	462,536	22,775,272
		58,189,812
Semiconductors - 3.04%
Altera Corp.	314,400	4,819,752
Broadcom Corp., Class A *	310,400	5,106,080
Marvell Technology Group, Ltd. *	1,474,790	11,075,673
Xilinx, Inc.	668,175	11,813,334
		32,814,839
Software - 3.37%
Adobe Systems, Inc. *	110,525	1,845,767
Autodesk, Inc. *	314,400	3,989,736
Intuit, Inc. *	96,878	2,207,850
Microsoft Corp.	1,549,166	25,019,031
Oracle Corp. *	214,238	3,329,258
		36,391,642
Steel - 0.19%
Nucor Corp.	61,300	2,062,745
Telecommunications Equipment & Services - 3.89%
American Tower Corp., Class A *	682,162	19,864,557
QUALCOMM, Inc.	659,623	22,051,197
		41,915,754

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Blue Chip Growth Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Toys, Amusements & Sporting Goods - 0.93%
Nintendo Company, Ltd.	35,100	$10,021,026
Transportation - 0.26%
Expeditors International of Washington, Inc.	102,100	2,812,855
TOTAL COMMON STOCKS (Cost $1,322,827,031)		$1,070,061,089
SHORT TERM INVESTMENTS - 2.22%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$20,817,658	$20,817,658
T. Rowe Price Reserve Investment Fund,
0.5526%	3,187,339	3,186,339
TOTAL SHORT TERM INVESTMENTS (Cost $24,003,997)		$24,003,997
Total Investments (Blue Chip Growth Fund)
(Cost $1,346,831,028) - 101.44%		$1,094,065,086
Liabilities in Excess of Other Assets - (1.44)%		(15,549,321)
TOTAL NET ASSETS - 100.00%		$1,078,515,765

Capital Appreciation Fund

Shares or
Principal
Amount		Value
COMMON STOCKS - 96.64%
Aerospace - 2.49%
Lockheed Martin Corp.	137,600	$8,683,936
Raytheon Company	224,900	8,989,253
		17,673,189
Agriculture - 3.11%
Monsanto Company	289,400	22,072,538
Apparel & Textiles - 1.54%
NIKE, Inc., Class B	262,592	10,905,446
Biotechnology - 3.95%
Genentech, Inc. *	280,731	24,016,537
Genzyme Corp. *	65,500	3,990,915
		28,007,452
Computers & Business Equipment - 11.41%
Apple, Inc. *	160,076	14,296,388
Cisco Systems, Inc. *	1,252,130	18,243,534
Hewlett-Packard Company	560,100	16,259,703
International Business Machines Corp.	139,200	12,810,576
Research In Motion, Ltd. *	483,100	19,295,014
		80,905,215
Cosmetics & Toiletries - 2.98%
Colgate-Palmolive Company	350,900	21,117,162
Crude Petroleum & Natural Gas - 4.55%
Occidental Petroleum Corp.	267,200	13,859,664
Southwestern Energy Company *	357,000	10,270,890
XTO Energy, Inc.	257,200	8,142,952
		32,273,506
Drugs & Health Care - 0.49%
Wyeth	85,100	3,473,782
Electronics - 2.16%
Thermo Fisher Scientific, Inc. *	423,000	15,337,980
Financial Services - 6.88%
Charles Schwab Corp.	1,078,231	13,704,316
Goldman Sachs Group, Inc.	90,710	8,261,867
MasterCard, Inc., Class A (a)	38,200	6,036,746
Visa, Inc.	366,200	20,767,202
		48,770,131
Food & Beverages - 2.61%
Cadbury PLC	845,700	6,438,710
PepsiCo, Inc.	250,135	12,041,499
		18,480,209
Healthcare Products - 5.60%
Alcon, Inc.	223,919	18,441,969
Baxter International, Inc.	418,100	21,285,471
		39,727,440
Healthcare Services - 2.35%
Medco Health Solutions, Inc. *	410,400	16,654,032
Internet Content - 5.33%
Google, Inc., Class A *	111,893	37,818,715
Internet Retail - 3.31%
Amazon.com, Inc. *	362,500	23,486,375
Leisure Time - 1.50%
Walt Disney Company	634,200	10,635,534
Petroleum Services - 1.76%
Schlumberger, Ltd.	241,494	9,191,261
Weatherford International, Ltd. *	305,400	3,258,618
		12,449,879
Pharmaceuticals - 16.83%
Abbott Laboratories	360,400	17,061,336
Celgene Corp. *	317,900	14,219,667
Gilead Sciences, Inc. *	966,872	43,315,866
Mylan, Inc. * (a)	406,200	5,049,066
Roche Holding AG, SADR	246,600	6,917,130
Shire Pharmaceuticals Group PLC, ADR	179,270	6,356,914
Teva Pharmaceutical Industries, Ltd., SADR (a)	520,700	23,212,806
Vertex Pharmaceuticals, Inc. *	108,200	3,270,886
		119,403,671
Retail Trade - 7.57%
Costco Wholesale Corp.	297,100	12,579,214
CVS Caremark Corp.	454,100	11,688,534
Kohl's Corp. *	99,300	3,489,402
Staples, Inc.	105,800	1,687,510
Target Corp.	106,300	3,009,353
Wal-Mart Stores, Inc.	431,800	21,261,832
		53,715,845
Semiconductors - 1.80%
Applied Materials, Inc.	401,100	3,694,131
Intel Corp.	501,800	6,392,932
KLA-Tencor Corp.	154,400	2,663,400
		12,750,463

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software - 4.55%
Adobe Systems, Inc. *	554,015	$9,252,050
Infosys Technologies, Ltd., ADR	314,300	7,606,060
Microsoft Corp.	536,041	8,657,062
Oracle Corp. *	435,400	6,766,116
		32,281,288
Telecommunications Equipment & Services - 3.87%
QUALCOMM, Inc.	821,400	27,459,402
TOTAL COMMON STOCKS (Cost $780,476,877)		$685,399,254
SHORT TERM INVESTMENTS - 1.43%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$10,113,750	$10,113,750
TOTAL SHORT TERM INVESTMENTS (Cost $10,113,750)		$10,113,750
REPURCHASE AGREEMENTS - 5.54%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$39,309,164 on 03/02/2009,
collateralized by $39,215,000
Federal National Mortgage
Association, 5.00% due
11/07/2012 (valued at
$40,097,338 including interest)	$39,309,000	$39,309,000
TOTAL REPURCHASE AGREEMENTS (Cost $39,309,000)		$39,309,000
Total Investments (Capital Appreciation Fund)
(Cost $829,899,627) - 103.61%		$734,822,004
Liabilities in Excess of Other Assets - (3.61)%		(25,569,877)
TOTAL NET ASSETS - 100.00%		$709,252,127

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 12.34%
U.S. Treasury Bonds - 6.41%
3.75% due 11/15/2018	$4,809,000	$5,095,665
4.375% due 02/15/2038	871,000	960,549
4.50% due 05/15/2038	44,000	49,954
5.00% due 05/15/2037	700	842
5.375% due 02/15/2031 ***	4,646,000	5,570,117
		11,677,127
U.S. Treasury Notes - 5.93%
0.875% due 12/31/2010 to 01/31/2011	585,000	583,918
1.25% due 11/30/2010	73,000	73,342
1.50% due 12/31/2013	89,000	87,158
1.75% due 01/31/2014	5,011,000	4,955,779
2.00% due 11/30/2013	204,000	204,494
2.25% due 02/29/2016	2,271,000	2,259,822
2.75% due 02/15/2019	813,000	792,675
3.875% due 05/15/2018 ***	1,412,000	1,512,605
4.00% due 08/15/2018	292,600	315,711
		10,785,504
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,240,936)		$22,462,631
U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.99%
Federal Home Loan Mortgage Corp. - 33.17%
3.57% due 06/15/2029 ***	151,251	152,062
3.90% due 01/15/2023 ***	527,770	536,290
4.00% due 09/01/2018	533,766	539,542
4.50% due 06/15/2025	409,000	398,522
5.00% due 10/01/2014	386,024	397,590
5.50% due 01/01/2017 to 02/01/2038	3,202,066	3,333,754
5.50% due 11/01/2018 to 01/01/2039 ***	26,358,677	27,219,116
5.50% TBA **	21,500,000	21,961,915
5.741% due 05/01/2037 (b) ***	475,253	491,780
5.822% due 12/01/2036 (b)	303,057	314,754
5.94% due 03/01/2037 to 05/01/2037 (b)	320,674	332,416
6.00% due 08/01/2016 to 03/01/2034	1,455,663	1,524,462
6.033% due 11/01/2037 (b)	130,511	135,581
6.152% due 09/01/2037 (b) ***	662,512	687,385
6.268% due 06/01/2036 (b)	86,439	89,781
6.313% due 04/01/2037 (b)	302,359	313,959
6.371% due 10/01/2037 (b)	242,175	252,300
6.50% due 08/01/2038	265,010	277,380
6.50% due 07/01/2034 ***	732,457	773,057
7.50% due 01/01/2038 ***	619,847	652,922
		60,384,568
Federal National Mortgage Association - 21.43%
4.50% due 06/01/2013 ***	400,964	407,382
5.00% TBA **	3,500,000	3,548,262
5.50% due 01/01/2019 to 12/01/2038	3,479,163	3,583,712
5.50% due 12/01/2019 to 12/01/2038 ***	10,198,599	10,570,510
5.50% TBA **	4,238,000	4,341,301
5.714% due 05/01/2037 (b)	330,408	344,431
5.766% due 08/01/2037 (b)	499,920	518,494
5.882% due 02/01/2037 (b)	186,733	193,775
5.946% due 01/01/2037 (b)	281,703	292,998
5.983% due 04/01/2037 (b)	227,816	237,269
6.004% due 04/01/2037 (b)	155,825	161,958
6.00% due 06/01/2022 to 02/01/2039 (j)	5,192,131	5,406,706
6.00% due 11/01/2023 *** (j)	333,310	344,715
6.00% TBA **	4,000,000	4,127,500
6.02% due 01/01/2037 (b)	220,971	229,911
6.109% due 12/01/2036 to 11/01/2037 (b)	744,226	775,957
6.233% due 09/01/2037 (b)	593,807	618,291
6.50% due 09/01/2038	24,275	25,412
6.50% due 12/01/2037 ***	2,430,831	2,526,449
7.00% due 08/01/2028 to 01/01/2035	708,842	756,963
		39,011,996
Government National Mortgage Association - 6.39%
4.50% due 12/01/2099	2,000,000	1,999,375
5.50% due 12/20/2099	3,000,000	3,067,500
6.00% due 12/01/2099	5,000,000	5,163,281

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (continued)
6.50% due 12/15/2032 ***	$1,322,953	$1,394,061
		11,624,217
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $109,876,688)		$111,020,781
CORPORATE BONDS - 21.01%
Automobiles - 0.51%
DaimlerChrysler N.A. Holding Corp., MTN
2.3463% due 03/13/2009 (b)	565,000	564,868
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013	255,000	237,028
8.50% due 01/18/2031	140,000	126,818
		928,714
Banking - 1.53%
Bank of America Corp.
5.375% due 06/15/2014	135,000	109,143
5.65% due 05/01/2018	320,000	270,976
Credit Suisse New York
6.00% due 02/15/2018	480,000	435,467
Credit Suisse New York, MTN
5.00% due 05/15/2013	345,000	333,076
HSBC Holdings PLC
6.80% due 06/01/2038	235,000	210,759
PNC Funding Corp.
5.25% due 11/15/2015	304,000	277,650
US Bank NA, MTN
5.92% due 05/25/2012 ***	1,116,955	1,155,848
		2,792,919
Biotechnology - 0.35%
Amgen, Inc.
6.40% due 02/01/2039	655,000	632,936
Broadcasting - 0.33%
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (h)	580,000	608,176
Business Services - 0.11%
Thomson Reuters Corp.
5.95% due 07/15/2013	205,000	202,464
Cable & Television - 0.79%
AT&T Broadband Corp.
8.375% due 03/15/2013	1,217,000	1,298,241
Rogers Cable, Inc.
5.50% due 03/15/2014	145,000	143,209
		1,441,450
Cellular Communications - 1.38%
Rogers Wireless, Inc.
6.375% due 03/01/2014	630,000	640,979
Verizon Wireless Capital LLC
5.55% due 02/01/2014 (h)	525,000	521,949
7.375% due 11/15/2013 (h)	930,000	986,777
8.50% due 11/15/2018 (h)	330,000	371,483
		2,521,188
Commercial Services - 0.08%
Hutchison Whampoa International, Ltd.
7.45% due 11/24/2033 (h)	155,000	139,955
Computers & Business Equipment - 0.70%
Cisco Systems, Inc.
5.90% due 02/15/2039	170,000	158,300
Hewlett-Packard Company
4.75% due 06/02/2014	770,000	766,072
International Business Machines Corp
7.625% due 10/15/2018	110,000	124,452
Xerox Corp.
6.35% due 05/15/2018	260,000	218,400
		1,267,224
Cosmetics & Toiletries - 0.72%
Procter & Gamble Company
3.50% due 02/15/2015	640,000	632,957
4.70% due 02/15/2019	700,000	684,216
		1,317,173
Crude Petroleum & Natural Gas - 1.75%
Husky Oil Company, Ltd.
7.55% due 11/15/2016	125,000	114,720
Marathon Oil Corp.
6.50% due 02/15/2014	155,000	155,513
7.50% due 02/15/2019	140,000	135,997
Petrobras International Finance Company
5.875% due 03/01/2018	340,000	298,397
7.875% due 03/15/2019	420,000	421,050
Ras Laffan Liquefied Natural Gas Company, Ltd. III
6.332% due 09/30/2027 (h)	355,000	277,440
Southern Natural Gas Company
5.90% due 04/01/2017 (h)	265,000	226,096
Spectra Energy Capital LLC
7.50% due 09/15/2038	215,000	188,119
Weatherford International, Inc.
5.95% due 06/15/2012	165,000	156,341
6.35% due 06/15/2017	210,000	178,068
Weatherford International, Ltd.
7.00% due 03/15/2038	165,000	117,477
9.875% due 03/01/2039	110,000	107,878
XTO Energy, Inc.
5.75% due 12/15/2013	445,000	442,391
6.50% due 12/15/2018	375,000	365,965
		3,185,452
Domestic Oil - 0.32%
Devon Financing Corp.
6.875% due 09/30/2011	550,000	578,822
Drugs & Health Care - 0.51%
GlaxoSmithKline Capital, Inc.
6.375% due 05/15/2038	280,000	294,354
Novartis Capital Corp.
4.125% due 02/10/2014	295,000	297,735
Wyeth
6.95% due 03/15/2011 ***	310,000	329,882
		921,971
Electrical Utilities - 1.59%
Allegheny Energy Supply Company LLC
8.25% due 04/15/2012 (h)	240,000	243,600

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Electrical Utilities (continued)
CMS Energy Corp.
6.55% due 07/17/2017	$185,000	$163,245
Commonwealth Edison
6.15% due 09/15/2017	180,000	175,083
Dominion Resources, Inc.
8.875% due 01/15/2019	610,000	697,773
DPL, Inc.
6.875% due 09/01/2011	490,000	494,292
Indiana Michigan Power Company
7.00% due 03/15/2019	140,000	136,628
Nevada Power Company, Series A
8.25% due 06/01/2011	565,000	594,378
Progress Energy, Inc.
6.85% due 04/15/2012	125,000	128,909
Virginia Electric and Power Company
8.875% due 11/15/2038	205,000	254,737
		2,888,645
Energy - 0.22%
Duke Energy Corp.
6.30% due 02/01/2014	380,000	394,783
Financial Services - 4.07%
Allied Capital Corp.
6.625% due 07/15/2011 ***	1,105,000	147,188
American Express Company
8.15% due 03/19/2038	125,000	120,412
Citigroup, Inc.
6.125% due 05/15/2018	300,000	258,708
6.50% due 08/19/2013	620,000	578,024
General Electric Capital Corp., Series A, MTN
3.75% due 12/15/2009	386,000	386,336
Goldman Sachs Capital II
5.793% due 12/29/2049 (b)	580,000	225,281
Goldman Sachs Group, Inc.
5.125% due 01/15/2015	265,000	236,998
5.15% due 01/15/2014	320,000	291,469
6.75% due 10/01/2037	710,000	504,834
7.50% due 02/15/2019	525,000	519,983
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017	475,000	449,404
JPMorgan Chase Capital XXV, Series Y
6.80% due 10/01/2037	410,000	306,196
Lazard Group LLC
6.85% due 06/15/2017	460,000	343,776
7.125% due 05/15/2015	570,000	432,685
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013	115,000	102,666
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013	45,000	41,602
6.875% due 04/25/2018	105,000	87,366
Morgan Stanley
1.5081% due 02/10/2012 (b)	1,230,000	1,234,848
5.30% due 03/01/2013	535,000	501,659
Morgan Stanley, MTN
5.95% due 12/28/2017	425,000	375,075
6.625% due 04/01/2018	285,000	263,169
		7,407,679
Food & Beverages - 0.85%
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/2019 (h)	585,000	585,303
General Mills, Inc.
5.65% due 02/15/2019	130,000	129,892
Kraft Foods, Inc.
6.125% due 02/01/2018	635,000	630,877
6.75% due 02/19/2014	140,000	149,436
6.875% due 01/26/2039	60,000	59,655
		1,555,163
Gas & Pipeline Utilities - 0.70%
El Paso Natural Gas Company
5.95% due 04/15/2017	145,000	124,056
Kinder Morgan, Inc.
6.50% due 09/01/2012	885,000	831,900
TransCanada Pipelines, Ltd.
7.25% due 08/15/2038	155,000	151,583
7.625% due 01/15/2039	175,000	173,364
		1,280,903
Healthcare Services - 0.29%
Coventry Health Care, Inc.
5.95% due 03/15/2017	435,000	284,383
UnitedHealth Group, Inc.
6.875% due 02/15/2038	255,000	235,414
		519,797
Hotels & Restaurants - 0.20%
Yum! Brands, Inc.
6.875% due 11/15/2037	440,000	364,328
Insurance - 0.09%
Liberty Mutual Group, Inc.
7.50% due 08/15/2036 (h)	258,000	159,643
International Oil - 0.54%
ConocoPhillips
6.50% due 02/01/2039	515,000	499,151
Husky Energy, Inc.
6.80% due 09/15/2037	150,000	121,908
Petro-Canada
6.80% due 05/15/2038	210,000	154,646
Shell International Finance BV
6.375% due 12/15/2038	195,000	202,986
		978,691
Mining - 0.23%
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013	295,000	268,153
6.50% due 07/15/2018	180,000	159,030
		427,183
Pharmaceuticals - 0.39%
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	295,000	291,871
Schering-Plough Corp.
6.55% due 09/15/2037	420,000	415,442
		707,313
Pipelines - 0.21%
Plains All American Pipeline LP
6.50% due 05/01/2018	441,000	382,044

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Real Estate - 0.78%
HCP, Inc.
6.00% due 01/30/2017	$80,000	$54,021
HCP, Inc., MTN
6.70% due 01/30/2018	110,000	75,477
Health Care Property Investors, Inc.
6.30% due 09/15/2016	115,000	78,989
Health Care Property, Inc., REIT
5.65% due 12/15/2013	405,000	298,156
WEA Finance LLC
7.125% due 04/15/2018 (h)	795,000	656,803
Westfield Group
5.40% due 10/01/2012 (h)	301,000	256,290
		1,419,736
Retail Trade - 0.07%
Nordstrom, Inc.
7.00% due 01/15/2038	195,000	129,049
Telecommunications Equipment & Services - 0.33%
France Telecom SA
7.75% due 03/01/2011	315,000	338,411
SBC Communications, Inc.
5.10% due 09/15/2014 ***	260,000	257,824
		596,235
Telephone - 0.77%
AT&T, Inc.
4.85% due 02/15/2014	350,000	347,171
British Telecommunications PLC
9.125% due 12/15/2030	400,000	381,448
Qwest Corp.
7.50% due 10/01/2014	430,000	382,162
Telefonica Emisiones
5.984% due 06/20/2011	285,000	294,804
		1,405,585
Tobacco - 0.44%
Altria Group, Inc.
9.25% due 08/06/2019	165,000	168,176
9.70% due 11/10/2018	475,000	497,324
9.95% due 11/10/2038	140,000	139,828
		805,328
Utility Service - 0.16%
Pacificorp
6.25% due 10/15/2037	290,000	296,425
TOTAL CORPORATE BONDS (Cost $41,153,778)		$38,256,974
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.99%
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (h)	484,000	430,760
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A3
4.05% due 11/10/2038	156,000	142,610
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2
5.634% due 04/10/2049 (b)	870,000	661,911
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4
6.1577% due 12/10/2017 (b)	285,000	187,225
Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A
7.333% due 11/15/2031 (b)	416,954	418,301
Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class B
6.309% due 06/11/2035	143,000	129,099
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648% due 09/11/2036	318,000	281,760
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A5
4.58% due 02/10/2014	78,000	61,876
Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4, Class A3
5.61% due 11/15/2033	132,000	126,245
Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A2
4.72% due 11/11/2035 (b)	246,000	227,640
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-ESA, Class C
4.937% due 05/14/2016 (h)	569,000	571,579
Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR6, Class A6
4.825% due 11/11/2041	88,000	68,714
Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2
5.6601% due 06/11/2040 (b)	1,179,000	909,386
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	203,000	185,567
Commercial Mortgage Pass Through Certificates, Series 2001-J2A, Class A2
6.096% due 07/16/2034 ***	868,000	838,934
Countrywide Alternative Loan Trust, Series 2006-OC6, Class 2A1
0.5437% due 07/25/2036 (b)	277,072	250,318
CS First Boston Mortgage Securities Corp.
6.53% due 06/15/2034	451,000	442,603
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2
4.94% due 12/15/2035	146,000	132,789
CS First Boston Mortgage Securities Corp., Series 2001-CF2, Class A4
6.505% due 02/15/2034	318,788	314,657
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A3
6.38% due 12/18/2035	174,121	171,297
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A4
5.435% due 09/15/2034	358,896	334,529
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3
6.133% due 04/15/2037	33,000	31,680
CS First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2
5.183% due 11/15/2036 ***	1,017,000	935,795
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A4
4.90% due 12/15/2036 (b)	210,000	176,974

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A4
4.801% due 03/15/2036	$180,000	$155,332
CS First Boston Mortgage Securities Corp., Series 2003-CPN1, Class A2
4.597% due 03/15/2035	131,000	111,135
DLJ Commercial Mortgage Corp., Series 1999-CG3, Class A1B
7.34% due 10/10/2032	302,576	301,851
DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B
7.18% due 11/10/2033	363,397	362,696
DLJ Commercial Mortgage Corp., Series 1999-CG2,Class A1B
7.30% due 06/10/2032	51,569	51,486
Federal Home Loan Bank, Series 2007-2014, Class 1
5.34% due 03/20/2014 ***	723,482	754,061
Federal Home Loan Mortgage Corp., Series 2003-2676, Class CY
4.00% due 09/15/2018	21,000	20,734
Federal Home Loan Mortgage Corp., Series 2003-2690, Class TV
4.50% due 11/15/2025	217,000	218,077
Federal Home Loan Mortgage Corp., Series 2003-2695, Class BG
4.50% due 04/15/2032 ***	487,000	490,821
Federal Home Loan Mortgage Corp., Series 2003-2702, Class AD
4.50% due 08/15/2032	426,000	428,831
Federal Home Loan Mortgage Corp., Series 2005-3008, Class JM
4.50% due 07/15/2025	302,000	292,702
Federal Home Loan Mortgage Corp., Series 2008-3498, Class GB
6.50% due 11/15/2036 ***	2,007,669	2,104,325
Federal Home Loan Mortgage Corp., Series 2564, Class BQ
5.50% due 10/15/2017	163,849	170,248
Federal Home Loan Mortgage Corp., Series 2590, Class BY
5.00% due 03/15/2018	73,000	75,254
Federal Home Loan Mortgage Corp., Series 3465, Class HA
4.00% due 07/15/2017	429,099	434,201
Federal Home Loan Mortgage Corp., Series 2003-2590, Class NU
5.00% due 06/15/2017	381,000	394,141
Federal Home Loan Mortgage Corp., Series 2003-2603, Class KT
4.75% due 07/15/2014 ***	676,983	702,113
Federal Home Loan Mortgage Corp., Series 2003-2623, Class AJ
4.50% due 07/15/2016	330,000	338,407
Federal Home Loan Mortgage Corp., Series 2003-2672, Class HA
4.00% due 09/15/2016	139,540	141,824
Federal Home Loan Mortgage Corp., Series 2004-2780, Class TB
3.00% due 12/15/2024	56,061	55,849
Federal Home Loan Mortgage Corp., Series 2004-2790, Class TN
4.00% due 05/15/2024	408,000	373,347
Federal Home Loan Mortgage Corp., Series 2005-3017, Class TA
4.50% due 08/15/2035	373,050	380,484
Federal Home Loan Mortgage Corp., Series 2005-3035, Class PA
5.50% due 09/15/2035	255,652	265,743
Federal Home Loan Mortgage Corp., Series 2007-3372, Class BD
4.50% due 10/15/2022	339,000	332,165
Federal National Mortgage Association, Series 2001-81, Class HE
6.50% due 01/25/2032 ***	3,299,608	3,448,897
Federal National Mortgage Association, Series 2001-T6, Class A
5.703% due 05/25/2011	33,781	34,937
Federal National Mortgage Association, Series 2002-94, Class HQ
4.50% due 01/25/2018	280,000	285,036
Federal National Mortgage Association, Series 2004-3, Class HT
4.00% due 02/25/2019	111,000	108,470
Federal National Mortgage Association, Series 2003-108, Class BE
4.00% due 11/25/2018	333,000	328,613
Federal National Mortgage Association, Series 2003-15, Class CH
4.00% due 02/25/2017	127,591	128,795
Federal National Mortgage Association, Series 2003-16, Class PN
4.50% due 10/25/2015	148,370	149,716
Federal National Mortgage Association, Series 2003-3, Class HJ
5.00% due 02/25/2018	324,000	335,714
Federal National Mortgage Association, Series 2003-30, Class ET
3.50% due 08/25/2016 ***	305,568	307,218
Federal National Mortgage Association, Series 2004-34, Class PL
3.50% due 05/25/2014	35,893	35,783
Federal National Mortgage Association, Series 2004-60, Class PA
5.50% due 04/25/2034	253,193	263,201
Federal National Mortgage Association, Series 2005-58, Class MA
5.50% due 07/25/2035	216,665	224,483
Federal National Mortgage Association, Series 2005-69, Class JM
4.50% due 08/25/2025	331,000	318,661
Federal National Mortgage Association, Series 2007-113, Class DB
4.50% due 12/25/2022	340,000	330,567
Federal National Mortgage Association, Series 2007-30, Class MA
4.25% due 02/25/2037	589,959	586,533
First Horizon Alternative Mortgage Securities, Series 2006-FA6, Class 2A10
6.00% due 11/25/2036	253,477	209,476

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2
7.202% due 10/15/2032	$253,039	$255,007
First Union National Bank Commercial Mortgage, Series 1999-C4, Class A2
7.39% due 12/15/2031	19,937	19,886
First Union National Bank Commercial Mortgage, Series 2001-C4, Class B
6.417% due 12/12/2033	188,000	171,566
GE Capital Commercial Mortgage Corp, Series 2002-1A, Class A3
6.269% due 12/10/2035	252,000	238,253
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A3
6.03% due 08/11/2033	107,208	106,230
GMAC Commercial Mortgage Securities, Inc., Series 2000-C1, Class A2
7.724% due 03/15/2033 (b) ***	435,987	437,198
GMAC Commercial Mortgage Securities, Inc., Series 2000-C3, Class A2
6.957% due 09/15/2035	771,560	765,796
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2
4.93% due 07/10/2039	397,000	361,099
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2
5.4849% due 05/10/2040 (b)	193,000	167,644
Government National Mortgage Association, Series 2006-37, Class JG
5.00% due 07/20/2036	254,000	249,924
GS Mortgage Securities Corp II, Series 2001-GL3A, Class A2
6.449% due 08/05/2018 (b)	826,000	804,853
GSR Mortgage Loan Trust, Series 2006-8F, Class 3A5
6.25% due 09/25/2036	1,221,266	1,090,550
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB3, Class A3
6.465% due 11/15/2035 ***	876,000	851,429
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A2
5.8611% due 04/15/2045 (b)	309,000	259,337
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-CIB5, Class A2
5.161% due 10/12/2037	149,000	136,565
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A1
3.765% due 01/15/2042	210,096	206,900
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A1
4.655% due 08/15/2042	53,096	52,529
JPMorgan Commercial Mortgage Finance Corp., Series 2000-C10, Class A2
7.371% due 08/15/2032 (b)	263,420	263,178
LB-UBS Commercial Mortgage Trust, Series 2000-C5, Class A2
6.51% due 12/15/2026	466,092	460,589
LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2
7.37% due 08/15/2026	115,266	115,869
LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2
6.653% due 11/15/2027	242,000	238,780
LB-UBS Commercial Mortgage Trust, Series 2002-C2, Class A4
5.594% due 06/15/2031	651,000	611,476
LB-UBS Commercial Mortgage Trust, Series 2003-C3, Class A4
4.166% due 05/15/2032	88,000	73,825
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2
3.478% due 07/15/2027	1,255	1,250
Morgan Stanley Capital I, Series 2007-IQ14, Class A2
5.61% due 04/15/2049	211,000	159,599
Morgan Stanley Capital I, Series 2003-IQ5, Class A4
5.01% due 04/15/2038	503,000	447,045
Morgan Stanley Capital I, Series 2004-HQ3, Class A4
4.80% due 01/13/2041	334,000	269,324
Morgan Stanley Capital I, Series 2005-HQ5, Class AAB
5.037% due 01/14/2042	444,000	369,706
Morgan Stanley Capital I, Series 2005-HQ7, Class AAB
5.1849% due 11/14/2042 (b)	394,000	318,968
Morgan Stanley Dean Witter Capital I, Series 2001, Class A4
6.39% due 06/15/2011	511,392	499,223
Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4
6.66% due 02/15/2033	472,246	469,327
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4
6.39% due 10/15/2035 ***	1,006,000	977,010
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2, Class A3
5.52% due 12/15/2035	7,683	7,659
Morgan Stanley Mortgage Loan Trust, Series 2007-6XS, Class 2A1S
0.5838% due 02/25/2047 (b)	124,350	77,541
Nomura Asset Securities Corp.
6.69% due 03/15/2030	354,000	348,533
Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A2
4.467% due 03/18/2036	307,844	290,030
Salomon Brothers Mortgage Securities VII, Series 2000-C3, Class A2
6.592% due 12/18/2033	239,000	235,518
Wachovia Bank Commercial Mortgage Trust, Series 2002-C1, Class A4
6.287% due 04/15/2034	347,000	333,059
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4
4.98% due 11/15/2034 ***	1,181,000	1,084,649
Wachovia Bank Commercial Mortgage Trust, Series 2003-C5, Class A2
3.989% due 06/15/2035	136,000	113,081
Wachovia Bank Commercial Mortgage Trust, Series 2003-C6, Class A3
4.957% due 08/15/2035 ***	1,360,000	1,223,561

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wachovia Bank Commercial Mortgage Trust, Series 2003-C8, Class A3
4.445% due 11/15/2035	$197,000	$181,407
Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A4
5.03% due 01/15/2041	379,000	322,316
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A4
4.935% due 04/15/2042	105,000	79,257
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
6.0412% due 10/25/2036 (b)	247,883	194,437
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $41,364,999)		$40,025,159
ASSET BACKED SECURITIES - 7.62%
Americredit Prime Automobile Receivable, Series 2007-1, Class A3
5.12% due 11/08/2011 (b)	463,959	463,080
Capital One Multi-Asset Execution Trust, Series 2006-A11, Class A11
0.545% due 06/17/2019 (b) ***	2,328,000	1,651,329
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5
0.515% due 01/15/2016 (b)	433,000	359,926
Capital One Multi-Asset Execution Trust, Series 2007-A7, Class A7
5.75% due 07/15/2020	543,000	479,386
Chase Issuance Trust, Series 2007-A9, Class A9
0.4913% due 06/16/2014 (b)	231,000	210,590
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7
2.0563% due 12/17/2018 (b)	1,178,000	901,593
Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A1
5.956% due 07/25/2036 (b)	4,770	4,719
Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A2
5.682% due 07/25/2036	282,000	266,559
Citicorp Residential Mortgage Securities, Inc., Series 2006-2, Class A2
5.557% due 09/25/2036	269,887	257,956
Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL1, Class A2A
0.5138% due 12/25/2036 (b)	163,243	141,791
Countrywide Asset-Backed Certificates, Series 2006-S1, Class A2
5.549% due 08/25/2021	320,007	263,157
Daimler Chrysler Master Owner Trust, Series 2006-A, Class A
0.485% due 11/15/2011 (b)	171,000	117,428
Discover Card Master Trust I, Series 2006-2, Class A3
0.535% due 01/19/2016 (b) ***	817,000	668,455
Discover Card Master Trust, Series 2007-A2, Class A2
2.3363% due 06/15/2015 (b)	650,000	555,152
Discover Card Master Trust, Series 2008-A4, Class A4
5.65% due 12/15/2015 ***	750,000	714,418
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2
5.261% due 04/25/2037 (h)	480,000	250,080
Ford Credit Auto Owner Trust, Series 2006-C, Class A4A
5.15% due 02/15/2012	481,000	460,556
Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A
0.705% due 06/15/2013 (b)	783,000	524,093
Great America Leasing Receivables, Series 2006-1, Class A3
5.34% due 01/15/2010 (h)	116,766	116,876
Harley-Davidson Motorcycle Trust, Series 2007-2, Class A4
5.12% due 08/15/2013	284,000	268,627
Harley-Davidson Motorcycle Trust, Series 2008-1, Class A3A
4.25% due 02/15/2013	361,000	355,346
Huntington Auto Trust, Series 2008-1A, Class A3A
4.81% due 04/16/2012	1,129,000	1,102,102
Hyundai Auto Receivables Trust, Series 2008-A, Class A4
5.48% due 11/17/2014	237,000	229,504
Morgan Stanley ABS Capital I, Series 2007-HE2, Class A2A
0.5138% due 01/25/2037 (b)	89,370	79,449
Morgan Stanley Home Equity Loans, Series 2007-1, Class A1
0.5238% due 12/25/2036 (b)	85,989	77,880
Nissan Auto Receivables Owner Trust, Series 2007-B, Class A4
5.16% due 03/17/2014	248,000	248,372
SLM Student Loan Trust, Series 2005-6, Class A5B
2.3594% due 07/27/2026 (b) ***	1,222,000	1,049,393
SLM Student Loan Trust, Series 2008-6, Class A4
2.2594% due 07/25/2023 (b) ***	469,000	413,673
Swift Master Auto Receivables Trust, Series 2007-1, Class A
0.555% due 06/15/2012 (b)	164,000	106,600
Triad Auto Receivables Owner Trust, Series 2006-B, Class A3
5.41% due 08/12/2011	431,371	421,148
Triad Auto Receivables Owner Trust, Series 2006-C, Class A3
5.26% due 11/14/2011	225,621	219,149
Volkswagen Auto Loan Enhanced Trust, Series 2008-1, Class A3
4.50% due 07/20/2012	412,000	409,384
Washington Mutual Master Note Trust, Series 2007-A2, Class A2
0.485% due 05/15/2014 (b)	167,000	142,786
Washington Mutual Master Note Trust, Series 2006-A2A, Class A
0.505% due 06/15/2015 (b)(h)	462,000	337,797
TOTAL ASSET BACKED SECURITIES (Cost $15,200,307)		$13,868,354

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SUPRANATIONAL OBLIGATIONS - 0.18%
Banking - 0.18%
Export-Import Bank Of Korea
5.50% due 10/17/2012	$345,000	$326,591
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $346,850)		$326,591
REPURCHASE AGREEMENTS - 0.25%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$465,002 on 03/02/2009,
collateralized by $475,000 Federal
Home Loan Mortgage Corp.
Discount Notes, zero coupon due
06/23/2009 (valued at $474,406
including interest)	$465,000	$465,000
TOTAL REPURCHASE AGREEMENTS (Cost $465,000)		$465,000
SHORT TERM INVESTMENTS - 1.20%
UBS Finance (Delaware) LLC
0.28% due 03/02/2009	$2,178,000	$2,177,983
TOTAL SHORT TERM INVESTMENTS (Cost $2,177,983)		$2,177,983
Total Investments (Core Bond Fund)
(Cost $233,826,541) - 125.58%		$228,603,473
Liabilities in Excess of Other Assets - (25.58)%		(46,558,943)
TOTAL NET ASSETS - 100.00%		$182,044,530

Schedule of Securities Sold Short

	Shares or
	Principal
	Amount	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 100.00%
Federal National Mortgage Association
5.50%, TBA **	$11,500,000	$11,835,860
6.00%, TBA **	8,000,000	$8,249,843
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Proceeds $20,026,719)		$20,085,703
Total Securities Sold Short (Core Bond Fund)
(Proceeds $20,026,719)		$20,085,703

Core Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.79%
Agriculture - 0.79%
Monsanto Company	450	$34,322
Automobiles - 0.43%
PACCAR, Inc.	740	18,552
Banking - 0.38%
Bank of America Corp.	1,800	7,110
Julius Baer Holding AG	400	9,220
		16,330
Broadcasting - 2.72%
Grupo Televisa SA, SADR	4,470	54,400
Liberty Media Corp. - Entertainment, Series A *	1,060	18,359
News Corp., Class A	8,170	45,425
		118,184
Business Services - 2.82%
Iron Mountain, Inc. *	4,710	87,512
Moody's Corp.	1,940	34,823
		122,335
Cable & Television - 2.65%
Comcast Corp., Special Class A	9,480	115,182
Computers & Business Equipment - 2.23%
Cisco Systems, Inc. *	2,210	32,200
Hewlett-Packard Company	2,230	64,737
		96,937
Construction Materials - 0.77%
Vulcan Materials Company	810	33,542
Containers & Glass - 1.76%
Sealed Air Corp.	6,840	76,334
Cosmetics & Toiletries - 2.23%
Avon Products, Inc.	800	14,072
Procter & Gamble Company	1,720	82,852
		96,924
Crude Petroleum & Natural Gas - 11.66%
Devon Energy Corp.	3,250	141,928
EOG Resources, Inc.	2,730	136,609
Occidental Petroleum Corp.	4,390	227,709
		506,246
Electrical Utilities - 0.21%
AES Corp. *	1,450	9,135
Electronics - 1.51%
Agilent Technologies, Inc. *	3,060	42,442
Garmin, Ltd.	390	6,677
Tyco Electronics, Ltd.	1,750	16,590
		65,709
Financial Services - 11.01%
American Express Company	8,270	99,736
Ameriprise Financial, Inc.	1,470	23,432
Bank of New York Mellon Corp.	4,250	94,223
Brookfield Asset Management, Inc.	2,040	27,315
Citigroup, Inc.	7,860	11,790
Goldman Sachs Group, Inc.	220	20,038
JPMorgan Chase & Company	2,300	52,555
Morgan Stanley	270	5,276
State Street Corp.	110	2,780
Visa, Inc.	220	12,476
Wells Fargo & Company	10,600	128,260
		477,881

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Core Equity Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food & Beverages - 2.19%
Diageo PLC, SADR	1,750	$81,358
Hershey Company	400	13,476
		94,834
Forest Products - 0.49%
Sino-Forest Corp. *	3,190	21,313
Healthcare Products - 1.59%
Johnson & Johnson	1,080	54,000
Medtronic, Inc.	500	14,795
		68,795
Healthcare Services - 3.18%
Cardinal Health, Inc.	1,430	46,404
Express Scripts, Inc. *	1,040	52,312
UnitedHealth Group, Inc.	2,000	39,300
		138,016
Holdings Companies/Conglomerates - 5.43%
Berkshire Hathaway, Inc., Class A *	3	235,800
Household Products - 0.13%
Hunter Douglas NV	250	5,484
Insurance - 5.27%
Hartford Financial Services Group, Inc.	1,370	8,357
Loews Corp.	5,100	101,235
Markel Corp. *	20	5,317
MBIA, Inc. *	250	685
Principal Financial Group, Inc.	500	3,995
Progressive Corp. *	8,930	103,320
Sun Life Financial, Inc.	360	5,605
		228,514
International Oil - 6.02%
Canadian Natural Resources, Ltd.	2,420	78,093
ConocoPhillips	4,900	183,015
		261,108
Internet Content - 1.87%
Google, Inc., Class A *	240	81,118
Internet Retail - 1.04%
Amazon.com, Inc. *	469	30,386
eBay, Inc. *	880	9,566
Liberty Media Holding Corp.-Interactive A *	1,530	4,957
		44,909
Leisure Time - 0.67%
Walt Disney Company	1,730	29,012
Liquor - 0.91%
Heineken Holding NV	1,710	39,399
Manufacturing - 2.07%
ABB, Ltd., SADR	630	7,592
Harley-Davidson, Inc.	2,950	29,795
Siemens AG	350	17,563
Tyco International, Ltd.	1,750	35,087
		90,037
Mining - 0.59%
BHP Billiton PLC	1,030	16,052
Rio Tinto PLC	370	9,445
		25,497
Petroleum Services - 0.98%
Transocean, Ltd. *	715	42,736
Pharmaceuticals - 2.27%
Pfizer, Inc.	1,700	20,927
Schering-Plough Corp.	4,460	77,559
		98,486
Retail Trade - 9.18%
Bed Bath & Beyond, Inc. *	2,220	47,286
Costco Wholesale Corp.	5,410	229,059
CVS Caremark Corp.	4,740	122,008
		398,353
Semiconductors - 1.87%
Texas Instruments, Inc.	5,660	81,221
Software - 3.08%
Activision Blizzard, Inc. *	2,900	29,087
Microsoft Corp.	6,480	104,652
		133,739
Telephone - 0.31%
Sprint Nextel Corp. *	4,150	13,654
Tobacco - 1.40%
Philip Morris International, Inc.	1,820	60,915
Trucking & Freight - 1.08%
Kuehne & Nagel International AG	400	19,188
United Parcel Service, Inc., Class B	670	27,591
		46,779
TOTAL COMMON STOCKS (Cost $5,394,337)		$4,027,332
REPURCHASE AGREEMENTS - 8.85%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$384,002 on 03/02/2009,
collateralized by $395,000 Federal
Home Loan Bank Discount Notes,
zero coupon due 10/01/2009
(valued at $393,519 including
interest)	$384,000	$384,000
TOTAL REPURCHASE AGREEMENTS (Cost $384,000)		$384,000
Total Investments (Core Equity Fund)
(Cost $5,778,337) - 101.64%		$4,411,332
Liabilities in Excess of Other Assets - (1.64)%		(71,302)
TOTAL NET ASSETS - 100.00%		$4,340,030

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.10%
Brazil - 5.67%
Anhanguera Educacional Participacoes SA	8,300	$38,040
Aracruz Celulose SA, SADR (a)	26,821	191,234
Banco Alfa de Investimento SA *	3,300	8,970
Bematech SA *	83,600	230,727
BR Malls Participacoes SA *	190,500	955,925
Brascan Residential Properties SA	136,600	107,959
Braskem SA, SADR (a)	164,396	718,410
Cia Hering *	74,500	202,496
Cosan SA Industria e Comercio *	187,200	806,289
Cremer SA	77,000	257,590
Empresa Brasileira de Aeronautica SA, ADR (a)	28,000	302,680
Eternit SA *	35,600	78,006
Even Construtora e Incorporadora SA	223,200	186,669
Gafisa SA	256,600	1,063,355
Gerdau SA, SADR	1,530,852	8,006,356
Gerdau SA	419,700	1,753,284
Grendene SA	80,200	397,412
Guararapes Confeccoes SA	11,400	72,889
IdeiasNet SA *	161,600	131,096
Iguatemi Empresa de Shopping Centers SA	54,900	300,740
Industrias Romi SA *	138,700	356,697
JBS SA	895,800	1,726,870
JHSF Participacoes SA	53,900	41,697
Medial Saude SA	84,300	238,299
Obrascon Huarte Lain Brasil SA	53,600	300,343
Paranapanema SA *	361,900	378,335
PDG Realty SA Empreendimentos e Participacoes	214,500	941,812
Porto Seguro SA *	84,500	409,885
Positivo Informatica SA *	57,300	172,518
Rossi Residencial SA	242,100	334,085
Sadia SA, SADR	162,491	555,719
Sao Carlos Empreendimentos e Participacoes SA	79,700	356,607
Sao Martinho SA *	109,400	499,103
Ultrapar Participacoes SA, ADR	161,060	3,633,514
Unibanco - Uniao de Bancos Brasileiros SA *	113,300	596,964
Unibanco - Uniao De Bancos Brasileiros SA, ADR	47,100	2,464,743
Usinas Siderurgicas de Minas Gerais SA	142,200	1,463,981
Votorantim Celulose e Papel SA, SADR *	170,550	815,229
		31,096,528
Chile - 4.02%
Banco de Credito e Inversiones	25,954	521,863
Cementos Bio Bio SA	2,795	3,278
Cia General de Electricidad	589,454	2,864,304
Cintac SA	78,352	17,396
Companhia de Consumidores de Gas de Santiago SA	260,365	741,656
Companhia Sudamericana de Vapores SA	1,011,318	694,773
Corpbanca SA, SADR	11,885	250,060
Cristalerias de Chile SA	62,943	500,971
Empresas CMPC SA	178,028	3,284,330
Empresas Copec SA	663,096	5,333,212
Empresas Iansa SA	439,146	8,690
Enersis SA, SADR (a)	459,633	6,627,908
Industrias Forestales SA	150,246	25,175
Madeco SA, SADR *	50,956	364,336
Masisa SA	7,552,279	656,775
Soquimich Comercial SA	129,645	46,705
Vina San Pedro SA	16,425,632	97,706
		22,039,138
China - 4.23%
Air China, Ltd., Class H	4,074,000	1,083,405
Angang New Steel Company, Ltd., Class H	1,356,000	1,118,860
AviChina Industry & Technology Company, Ltd. *	2,188,000	346,951
Bank of China, Ltd.	17,875,000	4,924,147
Beijing Capital International Airport Company, Ltd., Class H	3,364,000	1,236,384
Chaoda Modern Agriculture Holdings, Ltd.	3,681,656	2,103,856
China Rare Earth Holdings, Ltd. - Hong Kong Exchange	1,514,000	140,786
China Shineway Pharmaceutical Group, Ltd. - Hong Kong Exchange	142,000	79,666
China Shipping Container Lines Company, Ltd.	5,308,850	731,008
China Shipping Development Company, Ltd., Class H	1,188,000	911,757
COSCO Holdings	2,490,000	1,324,588
Country Garden Holdings Company, Ltd.	3,687,000	694,204
Dongfeng Motor Group Company, Ltd.	4,910,000	1,780,950
Guangshen Railway Company, Ltd., Class H	110,000	32,373
Guangshen Railway Company, Ltd., SADR	38,900	569,885
Hunan Non Ferrous Metal Corp., Ltd.	2,694,000	357,942
Jiangxi Copper Company, Ltd., Class H	1,272,000	908,842
KWG Property Holding, Ltd.	1,358,487	245,877
Lenovo Group, Ltd.	3,394,000	620,184
Maanshan Iron & Steel Company, Ltd.	2,954,000	855,827
Qingling Motors Company, Ltd.	1,428,000	152,883
Semiconductor Manufacturing International Corp., SADR *	209,323	357,942
Semiconductor Manufacturing International Corp. *	14,639,000	503,139
Shanghai Forte Land Company *	1,903,405	245,809
Shui On Land, Ltd.	3,242,500	735,073
Sinopec Shanghai Petrochemical Company, Ltd., SADR	22,600	510,760
Sinopec Yizheng Chemical Fibre Company, Ltd. *	2,302,000	230,842
Sinotrans, Ltd., Class H	2,715,000	400,472
		23,204,412
Czech Republic - 0.88%
Telefonica Czech Republic AS	195,274	3,286,654
Unipetrol AS	306,126	1,526,697
		4,813,351
Hong Kong - 7.86%
Agile Property Holdings, Ltd.	2,894,000	957,414
Amvig Holdings, Ltd.	666,000	363,745
Baoye Group Company, Ltd.	588,000	120,567
Beijing Capital Land, Ltd.	1,548,000	156,933
Beijing Development Hong Kong, Ltd. *	190,000	20,691
Beijing Enterprises Holdings, Ltd.	647,500	2,520,396

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Beijing North Star Company, Ltd.	1,318,000	$182,888
Bosideng International Holdings, Ltd.	4,444,000	300,684
Brilliance China Automotive Holdings, Ltd. *	4,796,000	265,972
Catic Shenzhen Holdings, Ltd. *	140,000	30,574
China Aerospace International Holdings, Ltd. *	2,697,400	130,431
China Agri-Industries Holdings, Ltd. *	2,594,000	1,161,286
China Aoyuan Property Group Ltd	1,569,000	155,213
China Everbright, Ltd.	1,235,000	1,354,865
China Grand Forestry Resources Group, Ltd. *	8,382,000	313,704
China Haidian Holdings, Ltd. *	726,000	45,403
China Merchants Holdings International Company, Ltd.	1,186,000	1,923,656
China Molybdenum Company, Ltd. (h)	1,008,000	370,830
China Nickel Resources Holding Co., Ltd.	1,154,000	91,220
China Pharmaceutical Group, Ltd.	1,390,000	490,824
China Properties Group, Ltd. *	1,116,000	148,551
China Resources Enterprises, Ltd.	2,162,000	3,030,258
China State Construction International Holdings, Ltd.	1,246,000	189,270
China Travel International Investment Hong Kong, Ltd.	5,184,000	721,616
Chongqing Iron & Steel Company, Ltd.	886,000	189,450
Citic Pacific, Ltd.	1,661,923	1,710,271
CITIC Resources Holdings, Ltd. *	4,496,000	471,073
CNPC Hong Kong, Ltd.	4,180,000	1,405,402
COFCO International, Ltd.	866,000	299,017
Comba Telecom Systems Holdings, Ltd.	562,000	149,517
Cosco International Holdings, Ltd.	1,290,000	261,439
Cosco Pacific, Ltd.	2,010,000	1,450,012
DaChan Food Asia, Ltd. *	655,000	82,929
Dalian Port PDA Company, Ltd.	1,438,000	414,168
Denway Motors, Ltd.	5,532,000	1,637,524
Digital China Holdings, Ltd.	103,000	37,108
Dynasty Fine Wines Group, Ltd.	654,000	93,032
First Tractor Company, Ltd.	236,000	49,863
Fosun International	2,868,500	828,764
Fu Ji Food & Catering Services Holdings, Ltd.	410,000	156,009
Geely Automobile Holdings Company, Ltd.	2,210,000	178,008
Global Bio-Chem Technology Group Company, Ltd.	2,462,000	272,100
Great Wall Motor Company, Ltd.	684,000	209,058
Great Wall Technology Company, Ltd. *	142,000	14,390
Greentown China Holdings, Ltd.	959,500	281,238
Guangzhou Investment Company, Ltd.	6,852,000	573,379
Guangzhou Pharmaceutical Company, Ltd.	478,000	151,317
Hainan Meilan International Airport Company, Ltd.	235,000	89,566
Harbin Power Equipment Company, Ltd.	1,112,000	637,309
Hidili Industry International Development, Ltd.	1,709,000	422,529
HKC Holdings, Ltd.	4,448,409	262,247
Hopson Development Holdings, Ltd., GDR	1,006,000	372,984
Innomaxx Biotechnology Group, Ltd. *	8,120,000	273,714
Intime Department Store Group Co., Ltd.	1,168,000	280,503
Jingwei Textile Machinery Company, Ltd.	62,000	7,117
Ju Teng International Holdings, Ltd. *	936,000	263,778
Kingway Brewery Holdings, Ltd. *	522,000	42,958
Lingbao Gold Company, Ltd.	572,000	187,982
Lonking Holdings, Ltd.	677,000	323,279
Mingyuan Medicare Development Company, Ltd.	740,000	38,578
Minmetals Resources, Ltd.	1,240,000	189,212
Minth Group, Ltd.	1,004,000	417,357
Nan Hai Corp., Ltd. *	20,500,000	107,358
Neo-China Group Holdings, Ltd.	341,500	108,986
Nine Dragons Paper Holdings, Ltd.	2,491,000	667,654
Poly Hong Kong Investment, Ltd.	776,000	157,779
Qin Jia Yuan Media Services Company, Ltd.	712,800	115,118
Qunxing Paper Holdings Co., Ltd.	549,000	100,733
Shanghai Industrial Holdings, Ltd.	973,000	2,198,937
Shanghai Prime Machinery Company, Ltd.	1,392,000	131,172
Shanghai Real Estate, Ltd.	3,224,000	172,323
Shenzhen International Holdings, Ltd.	14,325,000	574,350
Shenzhen Investment, Ltd.	2,946,000	462,493
Shenzhou International Group Holdings, Ltd.	274,000	52,788
Shimao Property Holdings, Ltd., GDR	2,428,000	1,239,103
Shougang Concord International Enterprises Company, Ltd.	5,152,000	494,755
Sichuan Xinhua Winshare Chainstore Company, Ltd.	628,000	152,071
Sino Biopharmaceutical, Ltd.	268,000	37,609
Sino Union Petroleum & Chemical International, Ltd. *	3,390,000	336,585
SinoCom Software Group, Ltd.	17,000	1,211
Sinofert Holdings, Ltd.	172,000	77,508
Sinolink Worldwide Holdings, Ltd.	2,614,000	153,029
Sino-Ocean Land Holdings, Ltd.	5,394,500	2,574,071
Sinopec Kantons Holdings, Ltd.	620,000	94,332
Skyworth Digital Holdings, Ltd.	2,112,000	170,895
Stone Group Holdings, Ltd. *	750,000	23,466
TCL Communication Technology Holdings, Ltd. *	275,600	19,043
TCL Multimedia Technology Holdings, Ltd. *	911,200	123,620
Tian An China Investment, Ltd.	888,000	197,210
Tianjin Port Development Holdings, Ltd.	1,366,000	296,229
TPV Technology, Ltd.	2,652,000	684,067
Travelsky Technology, Ltd., Class H	1,155,000	447,285
Vinda International Holdings, Ltd.	658,000	245,579
Wasion Group Holdings, Ltd.	206,000	51,259
Weiqiao Textile Company, Ltd.	695,500	182,134
Wuyi International Pharmaceutical Co., Ltd.	525,000	44,116
Xiamen International Port Company, Ltd.	1,678,000	155,789
Xingda International Holdings, Ltd.	1,164,000	127,660
Xinjiang Xinxin Mining Industry Co., Ltd.	1,273,000	308,212
Xinyu Hengdeli Holdings, Ltd.	952,000	162,308
Xiwang Sugar Holdings Company, Ltd.	440,000	56,053
Zhejiang Glass Company, Ltd. *	172,000	24,957
		43,101,019
Hungary - 1.87%
Danubius Hotel and Spa PLC *	951	17,294
Egis Gyogyszergyar Nyrt.	11,535	480,382
FHB Mortgage Bank PLC *	29,649	63,020
Fotex PLC *	65,740	71,775
MOL Magyar Olaj & Gazipari Rt. (a)	169,232	6,310,274

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hungary (continued)
OTP Bank Rt. * (a)	485,656	$3,259,813
Pannonplast PLC *	16,510	48,414
Raba Jarmuipari Holding Nyilvanosan Mukodo Rt. *	11,794	28,072
Synergon Information Systems, Ltd. *	2,700	4,447
		10,283,491
India - 10.07%
ABG Shipyard, Ltd.	4,049	6,511
ACC, Ltd.	39,341	413,224
Aditya Birla Nuvo, Ltd.	56,676	462,398
Ador Welding, Ltd.	8,367	13,775
Aftek, Ltd.	28,741	4,219
Alembic, Ltd.	38,000	23,129
Allahabad Bank	295,867	229,072
Alok Industries, Ltd.	72,774	22,332
Ambuja Cements, Ltd.	604,511	738,420
Amtek Auto, Ltd.	98,948	165,908
Andhra Bank	215,172	177,229
Ansal Properties & Infrastructure, Ltd.	9,294	4,268
Apollo Hospitals Enterprise, Ltd.	37,049	280,744
Apollo Tyres, Ltd.	154,850	45,013
Arvind Mills, Ltd. *	104,142	27,591
Ashapura Minechem, Ltd.	5,400	2,069
Ashok Leyland, Ltd.	1,278,503	409,693
Aurobindo Pharma, Ltd.	79,440	231,501
Avaya Global Connect, Ltd.	5,668	7,874
Axis Bank, Ltd.	134,570	902,241
Bajaj Auto Finance, Ltd.	11,946	13,256
Bajaj Auto, Ltd.	53,373	246,824
Bajaj Finserv, Ltd.	24,676	75,766
Bajaj Hindusthan, Ltd. *	135,981	115,415
Balaji Telefilms, Ltd.	11,528	7,099
Ballarpur Industries, Ltd.	597,281	158,326
Balmer Lawrie & Company, Ltd.	1,500	6,579
Balrampur Chini Mills, Ltd.	392,549	355,829
Bank of Maharashtra	130,888	52,708
Bank of Rajasthan	47,965	33,929
Bata India, Ltd.	25,249	40,563
Bharat Earth Movers, Ltd.	27,755	197,371
Bharat Forge, Ltd.	126,661	231,742
Bhushan Steel, Ltd.	16,585	96,603
Biocon, Ltd.	149,090	293,560
Birla Corp., Ltd.	41,760	128,563
Bombay Dyeing & Manufacturing Company, Ltd.	6,668	18,581
Bombay Rayon Fashions, Ltd.	46,150	78,033
Cairn India, Ltd. *	537,071	1,719,260
Carnation Nutral Analogue, Ltd.	720	894
Century Textile & Industries, Ltd.	32,699	111,726
Chambal Fertilizers & Chemicals, Ltd.	265,767	184,858
Chi Investments, Ltd. *	6,513	1,894
Cholamandalam DBS Finance, Ltd.	7,563	3,293
City Union Bank, Ltd.	58,500	13,683
CMC, Ltd.	1,800	9,850
Coromandel Fertilisers, Ltd.	12,000	21,764
Cranes Software International, Ltd.	3,000	2,634
Dalmia Cement Bharat, Ltd.	6,800	9,982
DCM Shriram Consolidated, Ltd.	26,804	11,575
Deepak Fertilizers & Petrochemicals Corp., Ltd.	34,858	35,892
DLF, Ltd.	230,486	669,388
Dr. Reddy's Laboratories, Ltd., ADR	133,510	1,070,750
Edelweiss Capital, Ltd.	11,400	53,316
Eicher Motors, Ltd.	8,302	34,579
EID Parry India, Ltd.	19,449	52,979
Elder Pharmaceuticals, Ltd.	3,200	13,267
Electrosteel Castings, Ltd.	47,000	13,191
Escorts, Ltd. *	36,222	23,571
Essel Propack, Ltd.	6,500	1,572
Eveready Industries, Ltd. *	21,000	6,097
FDC, Ltd.	31,000	18,832
Federal Bank, Ltd.	274,293	655,361
Financial Technologies (India), Ltd.	37,632	308,723
Finolex Cables, Ltd.	27,100	9,378
Finolex Industries, Ltd.	62,340	33,130
Fortis Healthcare, Ltd. *	135,361	170,911
Gammon India, Ltd.	66,972	79,366
Geodesic, Ltd.	40,000	38,654
Gitanjali Gems, Ltd.	31,915	23,331
Godrej Industries, Ltd.	116,069	126,081
Graphite India, Ltd.	75,397	34,864
Grasim Industries, Ltd.	68,298	1,822,496
Great Eastern Shipping Company, Ltd.	121,552	392,080
Great Offshore, Ltd.	45,068	215,908
GTL, Ltd.	48,244	214,512
Gujarat Alkalies & Chemicals, Ltd.	35,989	41,544
Gujarat Ambuja Exports, Ltd.	15,000	4,173
Gujarat Flourochemicals, Ltd.	13,363	14,034
Gujarat Narmada Valley Fertilizers Company, Ltd.	51,735	54,769
Gujarat State Fertilisers & Chemicals, Ltd.	17,219	26,105
HCL Infosystems, Ltd.	107,949	167,417
HCL Technologies, Ltd.	351,250	680,635
HEG, Ltd.	13,300	25,963
Hexaware Technologies, Ltd.	38,931	18,977
Himatsingka Seide, Ltd. *	4,000	1,514
Hinduja TMT, Ltd.	5,652	12,282
Hindustan Construction Company, Ltd.	237,251	157,982
Hindustan Motors, Ltd. *	62,438	13,505
Hotel Leela Venture, Ltd.	112,844	39,398
ICICI Bank, Ltd., SADR (a)	736,341	9,174,809
I-Flex Solutions, Ltd. *	38,652	532,607
India Cements, Ltd.	453,680	852,637
India Glycols, Ltd.	14,305	13,854
India Infoline, Ltd.	155,315	147,376
Indiabulls Financial Services, Ltd.	304,539	563,799
Indian Hotels Company, Ltd.	746,525	519,728
Indian Overseas Bank	261,467	232,647
IndusInd Bank, Ltd.	348,258	201,781
Industrial Development Bank of India, Ltd.	415,032	381,996
Infomedia India, Ltd.	7,700	8,800
Infotech Enterprises, Ltd.	2,000	3,398

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
India (continued)
Infrastructure Development Finance Company, Ltd.	1,272,514	$1,290,541
Ingersoll-Rand India Ltd	6,375	29,270
Ipca Laboratories, Ltd.	4,298	27,639
IVRCL Infrastructures & Projects, Ltd.	172,406	368,405
Jaiprakash Associates, Ltd.	510,197	645,388
Jammu & Kashmir Bank, Ltd.	22,831	104,089
JB Chemicals & Pharmaceuticals, Ltd.	21,800	14,030
JBF Industries, Ltd.	33,159	20,610
Jet Airways India, Ltd. *	32,379	88,814
Jindal Saw, Ltd.	42,642	132,533
Jindal Stainless, Ltd.	44,557	31,051
JK Tyre & Industries, Ltd.	14,533	8,674
JSW Steel, Ltd.	125,202	449,290
Jubilant Organosys, Ltd.	29,000	61,550
Jyoti Structures, Ltd.	10,126	9,852
Kalpataru Power Transmission Ltd	5,788	26,089
Karnataka Bank, Ltd.	155,196	189,490
Karur Vysya Bank, Ltd.	21,841	87,651
Kesoram Industries, Ltd.	31,455	67,883
Kirloskar Oil Engines, Ltd.	57,456	47,575
Lakshmi Machine Works, Ltd.	1,969	17,142
LIC Housing Finance, Ltd.	122,389	480,992
Madras Cements, Ltd.	90,107	103,513
Maharashtra Seamless, Ltd.	62,316	148,503
Mahindra & Mahindra Financial Services, Ltd.	10,200	41,072
Mahindra & Mahindra, Ltd.	291,412	1,757,522
Mahindra Lifespace Developers, Ltd.	9,110	16,475
Mangalam Cement, Ltd.	14,461	14,600
Maruti Udyog, Ltd.	65,711	859,361
Mastek, Ltd.	11,271	23,814
Matrix Laboratories, Ltd. *	58,149	105,479
MAX India, Ltd. *	130,355	266,752
Mercator Lines, Ltd.	182,292	97,022
Monnet Ispat & Energy, Ltd.	19,233	53,245
Moser Baer India, Ltd.	335,661	321,083
MRF, Ltd.	680	21,590
Mukand, Ltd.	28,732	10,702
Nagarjuna Construction Company, Ltd.	246,877	206,432
Nagarjuna Fertilizers & Chemicals, Ltd. *	229,114	68,450
Nahar Spinning Mills, Ltd.	6,600	2,750
National Organic Chemical Industries, Ltd.	80,241	17,554
Navneet Publications India, Ltd.	46,585	36,301
NIIT Technologies, Ltd.	18,577	17,135
NIIT, Ltd.	35,844	12,275
Nirma, Ltd.	20,100	37,203
OCL India, Ltd.	1,500	1,281
Orchid Chemicals & Pharmaceuticals, Ltd.	56,302	71,038
Orient Paper & Industries, Ltd.	51,770	20,531
Oriental Bank of Commerce	124,848	276,187
Panacea Biotec, Ltd.	26,548	29,533
Pantaloon Retail India, Ltd.	800	1,940
Patel Engineering Ltd	15,429	35,389
Patni Computer Systems, Ltd.	70,484	131,989
Petronet LNG, Ltd.	478,609	313,428
Polaris Software Lab, Ltd.	39,735	31,586
Prism Cement, Ltd.	45,201	16,644
PSL, Ltd.	6,900	8,884
PTC India, Ltd.	311,479	362,670
Punj Lloyd, Ltd.	224,909	340,795
Raymond, Ltd.	33,679	50,407
REI Six Ten Retail, Ltd. *	1,558	35,011
Reliance Capital, Ltd.	122,106	820,270
Reliance Communications, Ltd.	898,625	2,685,736
Reliance Industries, Ltd., GDR (h)	121,038	5,900,602
Reliance Industries, Ltd.	6,070	146,708
Rolta India, Ltd.	140,629	241,359
Ruchi Soya Industries, Ltd.	153,126	64,752
Sakthi Sugars, Ltd. *	25,066	11,090
Satyam Computer Services, Ltd.	519,000	422,857
Seamec, Ltd. *	14,000	16,403
Sicagen India, Ltd. *	4,881	339
Sical Logistics, Ltd. *	4,881	2,245
SKF India, Ltd.	4,700	12,357
Sonata Software, Ltd.	23,000	7,044
South Indian Bank, Ltd.	182,894	166,475
SREI Infrastructure Finance, Ltd.	135,957	79,125
SRF, Ltd.	37,385	54,216
Sterlite Optical Technologies, Ltd.	20,008	21,095
Strides Arcolab, Ltd. *	13,608	18,043
Suzlon Energy, Ltd.	534,875	418,750
Syndicate Bank, Ltd.	230,001	216,084
Tanla Solutions, Ltd.	86,834	50,158
Tata Chemicals, Ltd.	121,519	288,877
Tata Investment Corp., Ltd.	6,928	27,992
Tata Metaliks, Ltd.	7,900	8,053
Tata Motors, Ltd., SADR (a)	64,300	225,693
Tata Motors, Ltd.	270,232	770,225
Tata Steel, Ltd.	254,815	848,797
Tata Tea, Ltd.	60,799	681,896
Teledata Marine Solutions *	23,607	15,810
Teledata Technology Solutions *	23,607	15,810
Torrent Pharmaceuticals, Ltd.	11,441	29,710
Triveni Engineering & Industries, Ltd.	172,863	128,859
Tube Investments of India, Ltd.	59,975	30,208
TVS Motor Company, Ltd.	63,451	23,951
Unichem Laboratories, Ltd.	6,400	18,848
Union Bank of India, Ltd.	213,838	534,218
Unitech, Ltd.	481,987	259,482
United Phosphorus, Ltd.	172,150	289,167
Usha Martin, Ltd.	106,610	43,725
Uttam Galva Steels, Ltd. *	56,948	35,960
Varun Shipping Company, Ltd.	62,246	51,835
Videocon Industries, Ltd. *	91,080	149,348
Vimta Labs, Ltd.	13,038	4,165
Welspun-Gujarat Stahl Rohren, Ltd.	120,815	142,777
Wockhardt, Ltd.	79,241	123,266
Yes Bank, Ltd. *	213,967	212,459
Zee Entertainment Enterprises, Ltd.	147,094	302,262
Zensar Technologies, Ltd.	12,328	17,095
Zuari Industries, Ltd.	3,500	9,032
		55,229,262

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Indonesia - 1.28%
Astra Graphia Tbk PT	606,500	$10,703
Bakrie & Brothers Tbk PT *	5,064,750	20,968
Bakrieland Development Tbk PT *	56,838,000	365,376
Bank Pan Indonesia Tbk PT *	2,080,500	73,917
Berlian Laju Tanker Tbk PT	6,014,500	247,952
Bhakti Investama Tbk PT	3,342,825	41,766
Budi Acid Jaya Tbk PT	2,039,000	20,185
Bumi Resources Tbk PT	40,414,000	2,490,061
Charoen Pokphand Indonesia Tbk PT *	2,106,000	86,607
Ciputra Surya Tbk PT *	971,000	18,754
Davomas Abadi Tbk PT *	8,435,500	42,552
Enseval Putera Megatrading Tbk PT	1,104,500	32,475
Global Mediacom Tbk PT *	2,520,000	30,310
Gudang Garam Tbk PT	1,361,500	586,084
Indofood Sukses Makmur Tbk PT	9,841,000	711,273
Kalbe Farma Tbk PT	12,893,000	688,262
Kawasan Industri Jababeka Tbk PT *	10,378,000	42,688
Matahari Putra Prima Tbk PT	2,845,500	125,011
Medco Energi Internasional Tbk PT *	3,807,500	645,909
Mitra Adiperkasa Tbk PT	866,000	20,332
Panin Insurance Tbk PT *	1,443,000	18,076
Panin Life Tbk PT *	11,175,000	54,121
Polychem Indonesia Tbk PT *	1,930,000	9,895
Samudera Indonesia Tbk PT	74,500	23,292
Sumalindo Lestari Jaya Tbk PT *	920,000	16,252
Summarecon Agung Tbk PT	5,042,000	68,230
Suryainti Permata Tbk PT *	1,802,000	27,741
Timah Tbk PT	5,105,000	444,653
Trias Sentosa Tbk PT	1,000,000	14,530
Trimegah Securities Tbk PT	1,540,500	12,859
Tunas Ridean Tbk PT	948,500	42,209
		7,033,043
Israel - 3.14%
Africa-Israel Investments, Ltd.	8,070	59,471
Alvarion, Ltd. *	116,282	344,055
American Israeli Paper Mills, Inc. *	4,745	145,704
AudioCodes, Ltd. *	26,116	28,954
Azorim Investment Development & Construction Company, Ltd.	15,529	32,092
Bank Hapoalim, Ltd. *	2,321,779	3,970,177
Bank Leumi Le-Israel, Ltd.	2,508,838	4,297,598
Baran Group, Ltd. *	3,200	7,941
Clal Industries & Investments, Ltd.	152,518	310,483
Clal Insurance Enterprise Holdings, Ltd.	29,578	160,006
Delta Galil Industries, Ltd. *	8,190	11,490
Direct Insurance Financial Investments, Ltd.	15,338	15,051
Discount Investment Corp.	25,268	212,985
Electra, Ltd.	3,149	201,235
Elron Electronic Industries, Ltd. *	23,021	44,579
First International Bank of Israel, Ltd. - USD *	41,750	222,512
First International Bank of Israel, Ltd. *	98,744	104,674
Formula Systems, Ltd., GDR	3,500	14,420
Formula Systems, Ltd.	5,626	22,172
Frutarom Industries, Ltd.	4,526	27,758
Harel Insurance Investments, Ltd.	17,134	358,450
IDB Development Corp., Ltd.	12,172	115,353
Ituran Location & Control, Ltd.	2,562	16,012
Koor Industries, Ltd. *	11,087	118,123
Leader Holding & Investments, Ltd.	21,500	4,929
Makhteshim-Agam Industries, Ltd.	745,218	2,422,834
Matav-Cable Systems Media Ltd *	23,434	148,168
Menorah Mivtachim Holdings, Ltd. *	58,296	294,398
Migdal Insurance Holdings, Ltd.	681,428	482,863
Mivtach Shamir Holdings, Ltd. *	7,505	103,651
Oil Refineries, Ltd.	1,716,777	427,016
Orbotech, Ltd. *	45,156	185,140
Ormat Industries	63,914	401,662
Packer Plada, Ltd.	575	13,567
Radvision, Ltd. *	33,400	192,643
Retalix, Ltd. *	43,124	301,289
Scailex Corp., Ltd.	16,565	99,320
Union Bank of Israel, Ltd. *	25,609	42,692
United Mizrahi Bank, Ltd.	290,497	1,260,999
Urdan Industries, Ltd.	59,724	17,764
		17,240,230
Malaysia - 4.47%
Affin Holdings BHD	1,046,800	361,510
AirAsia BHD *	1,404,800	363,828
AMDB BHD *	540,000	13,678
AMMB Holdings BHD	3,884,450	2,578,419
Ann Joo Resources BHD	374,700	110,247
Asas Dunia BHD *	94,000	13,311
Asia Pacific Land BHD *	282,100	15,134
Bandar Raya Developments BHD	1,074,900	299,526
Berjaya Corp. BHD	2,109,800	276,904
Berjaya Land BHD	162,200	130,753
BIMB Holdings Bhd	25,000	5,487
Boustead Holdings BHD	436,900	365,346
Cahya Mata Sarawak BHD	235,100	72,463
Dijaya Corp. BHD	16,900	4,538
DNP Holdings BHD	132,800	25,512
DRB-Hicom BHD	1,694,700	332,602
Eastern & Oriental BHD *	66,000	8,370
Eastern Pacific Industrial Corp. BHD	155,700	50,937
ECM Libra Avenue BHD	516,700	51,726
Encorp BHD	114,800	20,915
EON Capital BHD	593,000	469,166
Esso Malaysia BHD	89,000	48,617
General Corp. BHD	242,500	41,058
Globetronics Technology BHD	864,900	33,716
Glomac BHD	108,200	14,536
Goldis BHD	179,000	56,971
Hap Seng Consolidated BHD	382,300	219,850
Hong Leong Credit BHD	400,800	493,278
Hong Leong Industries BHD	52,000	44,140
Hume Industries Malaysia BHD	138,900	102,278
Hunza Properties BHD	102,400	34,978
Hwang-DBS Malaysia BHD	69,400	18,673
IGB Corp. BHD	1,989,800	730,519
IJM Corp. BHD *	1,696,500	1,678,191
Insas BHD *	460,100	30,152
Integrated Logistics BHD	167,200	24,286

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
IOI Properties BHD *	96,100	$65,007
Jaks Resources BHD *	245,000	28,305
Jaya Tiasa Holdings BHD	56,700	24,423
K & N Kenanga Holdings BHD	154,200	17,863
Karambunai Corp. BHD *	2,558,200	34,094
Keck Seng BHD	178,900	133,785
Kian Joo Can Factory BHD	332,000	106,799
Kim Loong Resources BHD	37,800	16,740
KLCC Property Holdings BHD	1,299,200	1,030,819
KNM Group BHD	7,198,700	708,463
KPJ Healthcare BHD	93,000	71,657
KSL Holdings BHD	155,066	25,833
KUB Malaysia BHD *	592,900	47,326
Kulim Malaysia BHD	334,000	445,807
Kumpulan Hartanah Selangor BHD *	410,900	37,753
Land & General BHD *	1,048,300	46,165
Landmarks BHD	227,400	44,918
LBS Bina Group BHD *	210,000	13,482
Leader Universal Holdings BHD	717,000	82,714
Lion Corp. BHD *	454,900	22,962
Lion Diversified Holdings BHD	358,600	26,282
Lion Industries Corp. BHD	1,085,100	183,220
MAA Holdings BHD *	139,500	15,171
Malaysian Plantations BHD	1,817,500	866,854
Malaysian Resources Corp. BHD	1,967,700	445,197
Matrix International BHD *	258,500	19,756
MBM Resources BHD	5,000	3,034
Measat Global BHD *	7,500	1,990
Mega First Corp. BHD	193,700	37,355
Melewar Industrial Group BHD	62,200	8,133
MK Land Holdings BHD *	656,100	30,568
MMC Corp. BHD	1,962,100	740,542
MNRB Holdings BHD	18,000	14,526
MTD ACPI Engineering BHD	88,100	8,305
Muhibbah Engineering M BHD	859,000	189,109
Mulpha International BHD *	1,678,800	161,692
NCB Holdings BHD	4,000	2,859
New Straits Times Press BHD	183,500	51,613
Nylex Malaysia BHD	54,600	6,516
Oriental Holdings BHD	304,200	384,122
OSK Holdings BHD	912,100	215,534
OSK Property Holdings Bhd	80,236	7,058
Padiberas Nasional BHD	428,300	158,806
Panasonic Manufacturing Malaysia BHD	8,100	22,503
PJ Development Holdings BHD	297,900	36,812
PPB Group BHD	1,067,000	2,773,762
Protasco BHD	141,500	21,373
Proton Holdings BHD	656,100	311,081
Ranhill BHD	382,200	82,034
RB Land Holdings BHD *	60,100	11,617
RHB Capital BHD	572,600	573,627
Sarawak Energy BHD	583,800	248,083
Scomi Group BHD	2,062,900	173,490
Selangor Dredging BHD	328,000	36,726
Shangri-La Hotels BHD	24,100	10,347
Shell Refining Company Federation of Malaya BHD	150,600	364,722
SHL Consolidated BHD	185,100	50,425
Sunrise Berhad *	173,000	51,964
Sunway City BHD	519,300	204,765
Sunway Holdings, Inc. BHD	224,800	40,904
Suria Capital Holdings BHD	286,100	55,625
Ta Ann Holdings Berhad	246,100	149,890
TA Enterprise BHD	2,443,400	396,455
Talam Corp. BHD *	1,080,000	13,021
Tan Chong Motor Holdings BHD	770,000	246,239
TDM BHD	150,700	55,687
Tebrau Teguh BHD *	333,800	38,180
TH Group BHD	225,000	44,909
Time.com BHD *	1,972,700	136,689
TM International BHD *	2,252,300	1,823,427
Tradewinds Malaysia BHD	82,400	55,635
Tronoh Consolidated M Berhad	218,400	45,279
Unisem M BHD	289,600	46,190
United Malacca BHD	58,900	91,932
V.S. Industry BHD	166,897	50,291
Wah Seong Corp., Berhad	337,000	102,710
WTK Holdings BHD *	477,500	93,569
YNH Property Berhad	1,118,236	306,376
		24,491,111
Mexico - 8.21%
Alfa SA de CV	793,000	1,084,582
Alsea SAB de CV *	483,850	136,291
Axtel SAB de CV, ADR *	1,028,937	369,553
Carso Infraestructura y Construccion SA de CV *	483,300	209,123
Cemex SA de CV, SADR * (a)	1,448,994	7,810,078
Coca-Cola Femsa SAB de CV, SADR	40,521	1,262,634
Consorcio ARA SA de CV	1,364,000	335,850
Corp Moctezuma SAB de CV	629,300	867,715
Corp. GEO SA de CV, Series B *	842,752	771,923
Desarrolladora Homex SA de CV *	419,700	881,839
Dine SA de CV *	103,700	34,862
Embotelladoras Arca SA de CV	916,541	1,474,409
Empresas ICA SA de CV, SADR *	201,733	1,186,190
Empresas ICA Sociedad Controladora SA de CV *	25,600	37,652
Fomento Economico Mexicano SA de CV, SADR	366,825	8,451,648
GMD Resorts SAB de CV *	69,300	25,026
Gruma SA de CV, SADR *	70,893	90,034
Gruma SA de CV *	19,921	6,383
Grupo Aeroportuario del Centro Norte Sab de CV *	292,200	269,177
Grupo Aeroportuario del Pacifico SA de CV, Series B, SADR (a)	128,400	2,181,516
Grupo Aeroportuario del Sureste SA de CV, SADR (a)	39,550	1,144,182
Grupo Aeroportuario del Sureste SA de CV	27,200	78,582
Grupo Carso SA de CV	1,218,100	2,406,607
Grupo Cementos de Chihuahua SA de CV	57,000	102,697
Grupo Continential SA de CV	461,100	650,929

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Grupo Famsa SAB de CV *	203,300	$71,816
Grupo Financiero Banorte SA de CV	2,763,470	2,910,444
Grupo Industrial Maseca SA de CV	2,600	1,354
Grupo Industrial Saltillo SA de CV *	100,600	17,174
Grupo Iusacell SA de CV *	9,606	10,628
Grupo Kuo SA de CV *	164,700	47,582
Grupo Mexicano de Desarrollo, SAB *	69,300	47,778
Grupo Mexico SA	6,836,974	3,883,114
Grupo Modelo SA	728,500	1,888,934
Grupo Simec SAB de CV *	198,600	290,532
Industrias CH SA de CV *	358,600	772,297
Industrias Penoles SA de CV	8,100	70,470
Organizacion Soriana SA de CV *	1,728,200	2,269,468
Qualitas Compania de Seguros SA de CV *	258,200	43,909
Urbi Desarrollos Urbanos SA de CV *	915,100	760,080
Vitro SA de CV, SADR	92,452	78,584
		45,033,646
Philippines - 0.59%
Ayala Corp.	45,000	174,765
Belle Corp. *	1,800,000	21,203
Benpres Holdings Corp. *	1,630,000	41,457
China Banking Corp.	4,140	26,652
DMCI Holdings, Inc.	3,234,000	185,382
Empire East Land Holdings, Inc. *	5,890,000	26,767
Filinvest Development Corp.	404,000	8,115
Filinvest Land, Inc.	28,408,750	216,571
First Philippine Holdings Corp. *	546,800	239,646
Megaworld Corp.	21,969,000	237,925
Metropolitan Bank & Trust Company	1,329,500	557,518
Philippine National Bank *	330,400	78,680
Rizal Commercial Banking Corp.	455,400	85,716
Robinsons Land Corp.	3,333,000	297,318
Security Bank Corp.	155,100	80,273
SM Investments Corp.	114,000	444,522
Union Bank of Philippines	221,200	94,221
Universal Robina Corp.	1,858,100	279,338
Vista Land & Lifescapes, Inc.	8,538,000	143,039
		3,239,108
Poland - 2.10%
Agora SA	92,656	278,988
Bank BPH SA *	23,715	138,263
Bank Millennium SA	548,772	205,512
Barlinek SA *	5,475	2,604
Bioton SA *	3,395,447	183,826
Boryszew SA *	21,709	12,825
Ciech SA	26,379	119,267
Computerland SA *	28,494	138,606
Debica SA	7,943	73,404
Dom Development SA	4,937	22,448
Echo Investment SA *	671,909	375,068
Elstar Oils SA *	87,723	88,305
Emperia Holding SA	2,613	35,517
Fabryka Kotlow Rafako SA *	41,805	40,727
Fabryki Mebli Forte SA *	23,417	20,881
Farmacol SA *	11,889	71,583
Firma Chemiczna Dwory SA *	1,964,944	223,748
Getin Holding SA *	674,320	527,137
Grupa Kety SA	23,810	387,105
Grupa Lotos SA *	100,854	293,942
Impexmetal SA	74,550	24,354
Inter Cars SA	700	3,490
KGHM Polska Miedz SA	230,009	2,129,557
Kredyt Bank SA	59,632	81,023
MNI SA *	41,057	25,822
Mostostal-Export SA *	22,387	9,531
Netia SA *	376,393	288,926
Orbis SA	61,821	428,264
Pekaes SA	6,381	14,075
Pfleiderer Grajewo SA	6,153	8,497
Polnord SA *	13,014	74,713
Polska Grupa Farmaceutyczna SA *	7,974	34,702
Polski Koncern Miesny Duda SA *	91,151	16,077
Polski Koncern Naftowy Orlen SA	766,761	4,302,209
Przedsiebiorstwo Eksportu i Importu Kopex SA *	54,503	140,467
Softbank SA	46,450	568,574
Stalexport Autostrady SA *	202,394	102,758
Zelmer SA	4,342	20,345
		11,513,140
South Africa - 12.02%
ABSA Group, Ltd.	293,946	2,573,811
Aeci, Ltd.	187,934	814,720
Afgri, Ltd.	672,603	265,875
African Bank Investments, Ltd.	658,550	1,366,573
AG Industries, Ltd. *	94,914	2,824
Allied Electronics Corp., Ltd.	89,223	168,907
Argent Industrial, Ltd.	106,615	89,889
Aveng, Ltd.	719,153	1,821,132
Barloworld, Ltd.	411,101	1,224,200
Bell Equipment, Ltd.	83,308	69,767
Caxton & CTP Publishers & Printers, Ltd.	251,175	260,765
Ceramic Industries, Ltd.	1,781	13,106
DataTec, Ltd. *	300,437	364,175
Drdgold, Ltd.	428,607	342,869
Enaleni Pharmaceuticals, Ltd. *	553,406	164,628
Eqstra Holdings, Ltd. *	91,166	52,296
Freeworld Coatings, Ltd.	26,940	13,214
Gijima Ast Group, Ltd.	338,993	11,375
Gold Fields, Ltd., SADR (a)	1,201,658	12,232,879
Grindrod, Ltd.	570,496	738,478
Harmony Gold Mining Company, Ltd., SADR * (a)	576,931	6,911,633
Highveld Steel & Vanadium Corp., Ltd.	3,483	24,280
Hulamin, Ltd.	109,348	102,424
Iliad Africa, Ltd. *	338,998	212,628
Imperial Holdings, Ltd.	332,645	1,454,117
Investec, Ltd.	414,998	1,230,978
JD Group, Ltd.	360,070	1,045,237
Kap International Holdings, Ltd. *	90,584	9,415
Lewis Group, Ltd.	100,651	361,797
Medi-Clinic Corp., Ltd.	467,425	1,041,315
Merafe Resources, Ltd. *	2,035,010	114,237
Metair Investments, Ltd.	99,170	28,826

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Metorex, Ltd. *	16,745	$2,645
Metropolitan Holdings, Ltd.	953,606	1,024,964
Mittal Steel South Africa, Ltd.	238,612	1,738,186
Mondi, Ltd.	291,630	638,990
Mustek, Ltd.	97,803	16,459
Mvelaphanda Group, Ltd.	544,047	225,582
Nampak, Ltd. *	1,079,367	1,374,663
Nedbank Group, Ltd.	418,869	3,100,054
Nu-World Holdings, Ltd. *	9,429	9,313
Omnia Holdings, Ltd.	93,963	392,156
Peregrine Holdings, Ltd.	219,538	102,820
PSG Group, Ltd.	160,970	231,579
Sanlam, Ltd.	4,143,344	6,230,272
Sappi, Ltd., SADR * (a)	413,417	826,834
Sappi, Ltd.	189,700	356,953
Simmer and Jack Mines, Ltd. *	604,228	136,985
Spur Corp., Ltd.	9,000	6,615
Standard Bank Group, Ltd.	1,791,404	11,461,980
Steinhoff International Holdings, Ltd. *	2,185,608	2,418,801
Super Group, Ltd. *	371,170	20,933
Tiger Wheels, Ltd. * (e)	14,267	0
Trans Hex Group, Ltd.	57,462	8,800
Trencor, Ltd.	220,426	392,264
Value Group, Ltd.	267,946	76,632
		65,922,850
South Korea - 12.20%
Aekyung Petrochemical Company, Ltd.	1,450	14,694
Asia Cement Company, Ltd.	4,430	104,914
Asia Paper Manufacturing Company, Ltd. *	2,000	7,992
Asiana Airlines *	120,880	259,345
AUK Corp. *	5,400	4,202
BNG Steel Company, Ltd. *	1,630	4,403
Boryung Pharmaceutical Company, Ltd.	1,188	17,584
Busan Bank	184,360	611,064
Byucksan Engineering & Construction Company, Ltd. *	6,140	7,551
C. & Woobang Construction Company, Ltd. *	7,230	5,158
Cheil Industries, Inc.	14,720	349,235
Chokwang Leather Company, Ltd. *	2,300	7,356
Chong Kun Dang Pharm Corp.	1,200	13,948
Choongwae Pharma Corp.	2,667	20,942
Chosun Refractories Company, Ltd.	1,160	52,976
CJ Corp.	17,996	381,438
Dae Chang Industrial Company, Ltd. *	27,000	6,298
Dae Dong Industrial Company, Ltd.	2,600	23,245
Dae Han Flour Mills Company, Ltd.	1,742	111,681
Dae Won Kang Up Company, Ltd.	18,000	16,579
Daeduck Electronics Company, Ltd.	58,880	106,308
Daeduck GDS Company, Ltd.	5,010	15,612
Daegu Bank	185,600	694,470
Daehan Steel Co., Ltd.	1,870	53,315
Daehan Synthetic Fiber Company, Ltd.	130	4,112
Daekyo Company, Ltd.	62,070	153,458
Daelim Industrial Company, Ltd.	36,780	947,632
Daesang Corp. *	18,320	53,368
Daesung Industrial Company, Ltd.	1,883	63,683
Daewoo Engineering & Construction Company, Ltd.	122,910	672,578
Daewoo Motor Sales Corp. *	39,530	140,741
Daewoong Company, Ltd.	620	7,287
Daishin Securities Company, Ltd.	67,580	677,303
Daiyang Metal *	4,090	6,388
Daou Technology, Inc.	48,110	162,491
DI Corp. *	8,700	5,971
Digital Power Communications Company, Ltd.	14,000	7,760
Dong Ah Tire & Rubber Company, Ltd.	3,100	12,337
Dong Su Industrial Company, Ltd.	10,880	36,790
Dong Wha Pharmaceutical Industrial Company, Ltd.	4,030	97,488
Dongbang Transport Logistics Company, Ltd.	5,650	6,819
Dongbu Corp.	16,730	76,714
Dongbu Hannong Chemicals Company, Ltd. *	41,060	96,890
Dongbu Securities Company, Ltd.	28,389	83,045
Dongbu Steel Company, Ltd.	16,470	55,899
Dong-Il Corp.	630	20,197
Dongil Paper Manufacturing Company, Ltd.	13,000	6,562
Dongkuk Steel Mill Company, Ltd.	54,660	747,437
Dongwon F & B Company, Ltd.	800	13,312
Dongyang Engineering & Construction Corp.	970	7,420
Dongyang Mechatronics Corp.	24,424	36,246
Doosan Industrial Development Company, Ltd.	44,670	152,403
En Paper Manufacturing Company, Ltd. *	7,900	9,428
F&F Company, Ltd.	5,100	8,672
Fursys, Inc.	1,550	18,801
Gaon Cable Company, Ltd.	1,160	14,683
Global & Yuasa Battery Company, Ltd.	4,200	49,098
Green Non-Life Insurance Company, Ltd.	6,490	18,211
GS Holdings Corp.	72,730	1,188,846
Gwangju Shinsegae Company, Ltd.	220	14,284
H.S. R & A Company, Ltd. *	2,200	6,720
Hae In Corp.	1,846	3,586
Halla Climate Control Company, Ltd.	43,190	194,456
Halla Engineering & Construction Corp.	7,790	63,481
Han Kuk Carbon Co., Ltd.	16,340	58,714
Hana Financial Group, Inc.	169,830	2,009,804
Handok Pharmaceuticals Company, Ltd.	1,000	8,877
Handsome Company, Ltd.	16,628	83,892
Hanil Cement Manufacturing Company, Ltd.	8,549	328,913
Hanil Construction Company, Ltd.	1,470	3,920
Hanil E-Wha Company, Ltd.	6,400	5,797
Hanjin Heavy Industries & Construction Holdings Company, Ltd.	15,080	120,147
Hanjin Shipping Company, Ltd.	84,630	832,114
Hanjin Transportation Company, Ltd.	12,470	248,473
Hankook Cosmetics Company, Ltd.	6,300	11,342
Hankook Tire Company, Ltd.	51,710	419,955
Hankuk Electric Glass Company, Ltd.	3,370	46,728
Hankuk Glass Industries, Inc.	1,820	21,460
Hankuk Paper Manufacturing Company, Ltd.	3,690	54,606
Hanmi Capital Company, Ltd.	3,100	7,138
Hanshin Construction Company, Ltd.	3,010	23,425
Hansol Chemical Company, Ltd.	3,500	10,647
Hansol CSN Company, Ltd.	23,450	12,395

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Hansol LCD, Inc.	2,650	$30,841
Hansol Paper Company, Inc. *	48,030	241,387
Hanssem Company, Ltd.	6,330	27,825
Hanwha Chem Corp.	113,670	504,098
Hanwha Securities Company, Ltd.	57,600	267,015
Hanwha Timeworld Company, Ltd.	1,700	10,112
Hanyang Securities Company, Ltd.	12,220	59,406
Heung-A Shipping Company, Ltd.	19,140	12,384
Hite Holdings Company, Ltd.	8,280	86,805
Honam Petrochemical Corp.	20,627	620,329
Hotel Shilla Company, Ltd.	22,640	197,383
Husteel Company, Ltd.	5,310	52,494
Hwa Shin Company, Ltd.	14,690	13,521
Hwa Sung Industrial Company, Ltd.	3,530	10,165
Hwacheon Machine Tool Company, Ltd.	730	11,689
Hynix Semiconductor, Inc. *	454,020	2,513,342
Hyosung Corp.	16,050	519,147
Hyundai Cement Company, Ltd. *	2,370	16,533
Hyundai Department Store Company, Ltd.	660	23,884
Hyundai Development Company	42,000	769,100
Hyundai DSF Company, Ltd.	2,800	10,836
Hyundai Elevator Company, Ltd.	3,641	127,215
Hyundai H & S Company, Ltd.	5,183	199,261
Hyundai Hysco Company, Ltd.	41,680	157,547
Hyundai Mipo Dockyard	17,062	1,298,368
Hyundai Motor Company, Ltd.	197,506	6,182,356
Hyundai Pharmaceutical Industrial Company, Ltd.	9,400	13,286
Hyundai Securities Company, Ltd.	194,107	1,152,920
Hyundai Steel Company	78,472	1,731,196
Il Dong Pharmaceutical Company, Ltd.	4,520	73,592
Iljin Diamond Company, Ltd.	712	3,388
Iljin Electric, Ltd. *	15,328	28,828
Ilsung Pharmaceutical Company, Ltd.	1,470	58,758
Inzi Controls Company, Ltd.	6,490	7,894
Isu Chemical Company, Ltd.	7,260	45,199
Jahwa Electronics Company, Ltd.	5,200	12,670
Jeil Mutual Savings Bank	1,850	3,475
Jeil Pharmaceutical Co.	1,910	7,565
Jeonbuk Bank, Ltd.	59,800	174,837
Joongang Construction Company, Ltd. *	2,700	7,952
KB Financial Group, Inc., ADR * (a)	258,174	4,858,835
KC Tech Company, Ltd.	13,863	22,520
KCC Corp.	6,948	1,270,755
KCTC	1,100	8,065
Keangnam Enterprises, Ltd. *	11,908	39,065
Keyang Electric Machinery Company, Ltd.	18,120	14,689
KG Chemical Corp.	5,600	23,893
Kia Motors Corp. * (a)	269,640	1,160,736
KISCO Corp.	4,286	116,542
Kiswire, Ltd.	6,149	126,091
Kolon Engineering & Construction Company, Ltd.	27,010	114,790
Kolon Industries, Inc.	14,120	226,180
Korea Airport Service Company, Ltd.	1,020	17,770
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	15,106
Korea Circuit Company, Ltd. *	5,500	7,251
Korea Development Corp. *	2,330	7,448
Korea Development Financing Corp.	1,960	36,143
Korea Electric Terminal Company, Ltd.	7,230	69,826
Korea Exchange Bank	344,640	1,204,816
Korea Flange Company, Ltd. *	1,830	11,843
Korea Investment Holdings Company, Ltd.	58,647	853,107
Korea Iron & Steel Company, Ltd.	783	21,977
Korea Kumho Petrochemical Company, Ltd.	15,040	162,879
Korea Line Corp.	10,777	369,925
Korea Mutual Savings Bank	870	7,959
Korea Polyol Company, Ltd.	1,522	32,920
Korea Zinc Company, Ltd.	6,355	365,045
Korean Air Lines Company, Ltd. *	51,180	1,009,474
Korean Petrochemical Industrial Company, Ltd. *	2,450	23,649
KP Chemical Corp. *	43,550	132,184
KT Freetel Company, Ltd. *	51,100	906,747
KTB Network Corp. *	70,470	134,209
Kukdo Chemical Company, Ltd.	4,840	87,217
Kumho Electric Company, Ltd.	6,750	122,920
Kumho Industrial Company, Ltd.	36,950	276,125
Kumho Investment Bank	60,370	17,394
Kumho Tire Company, Inc. *	53,240	125,096
Kumkang Industrial Company, Ltd.	1,400	7,229
Kwang Dong Pharmaceutical Company, Ltd.	54,350	100,417
Kyeryong Construction Industrial Company, Ltd.	8,060	102,308
Kyobo Securities Company, Ltd.	24,810	112,662
Kyung Nong Corp.	11,060	24,085
Kyungbang, Ltd. *	681	28,364
Lee Ku Industrial Company, Ltd.	8,740	4,664
LG Dacom Corp.	20,670	233,363
LG Display Company, Ltd., ADR * (a)	151,850	1,264,911
LG International Corp.	9,400	94,416
Lotte Chilsung Beverage Company, Ltd.	1,027	503,272
Lotte Confectionery Company, Ltd.	820	529,307
Lotte Midopa Company, Ltd.	18,300	80,093
Lotte Samkang Company, Ltd.	902	72,167
Lotte Shopping Company, Ltd.	13,543	1,435,396
Manho Rope & Wire, Ltd.	1,400	11,275
Meritz Investment Bank *	33,274	13,453
Meritz Securities Company, Ltd.	259,560	140,673
Moorim Paper Company, Ltd.	4,880	22,251
Namyang Dairy Products Company, Ltd.	646	169,396
Nexen Tire Corp.	48,820	75,061
NH Investment & Securities Company, Ltd.	37,650	158,988
Nong Shim Holdings Company, Ltd.	1,340	52,105
On*Media Corp. *	92,630	112,341
Pacific Corp.	4,328	212,342
Pang Rim Company, Ltd.	950	7,241
PaperCorea, Inc. *	2,900	13,904
Pohang Coated Steel Company, Ltd.	1,600	14,588
Poonglim Industrial Company, Ltd. *	5,520	6,017
Poongsan Corp. *	1,300	8,840
Poongsan Corp. *	6,919	48,389
Pulmuone Company, Ltd.	1,122	55,675
Pumyang Construction Company, Ltd.	1,610	10,464

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Pusan City Gas Company, Ltd.	7,810	$100,727
S&T Corp.	2,360	9,514
S&T Dynamics Company, Ltd.	10,410	59,150
Saehan Media Company, Ltd. *	6,266	8,106
Sam Kwang Glass Industrial Company, Ltd.	800	11,252
Sam Lip General Foods Company, Ltd.	3,850	16,568
Sam Young Electronics Company, Ltd.	13,690	84,564
Sam Yung Trading Company, Ltd.	4,500	7,950
Sambu Construction Company, Ltd.	4,918	54,044
Samho International Company, Ltd. *	6,780	11,000
Samick Musical Instruments Company, Ltd. *	8,830	3,241
Samick THK Company, Ltd.	11,120	9,430
Samjin Pharmaceutical Company, Ltd.	5,467	49,836
Samsung Card Company, Ltd.	33,000	566,876
Samsung Corp.	34,785	735,494
Samsung SDI Company, Ltd.	48,621	1,801,763
Samwhan Corp.	3,850	21,705
Samyang Corp.	7,861	162,242
Samyang Genex Company, Ltd.	1,932	57,752
Samyang Tongsang Company, Ltd.	690	9,219
Savezone I & C Corp. *	16,880	12,910
Seah Besteel Corp.	15,200	141,496
SeAH Holdings Corp.	1,020	40,746
SeAH Steel Corp.	2,330	57,187
Sebang Company, Ltd.	10,890	62,099
Sejong Industrial Company, Ltd.	7,830	16,211
Seoul Securities Company, Ltd.	642,760	366,235
Sgwicus Corp. *	4,800	4,708
SH Chemical Company, Ltd. *	31,743	8,225
Shin Poong Pharmaceutical Company, Ltd.	1,880	24,110
Shinhan Engineering & Construction Company, Ltd.	3,177	18,861
Shinhan Financial Group Company, Ltd., SADR * (a)	154,662	4,585,728
Shinhan Financial Group Company, Ltd. *	40,000	587,825
Shinheung Securities Company, Ltd.	8,240	94,040
Shinsegae Engineering & Construction Company, Ltd.	1,110	8,409
Shinsung ENG Company, Ltd.	3,222	6,210
Shinsung FA Company, Ltd.	3,222	5,556
Shinyoung Securities Company, Ltd.	7,210	126,072
Silla Company, Ltd.	11,550	85,873
Sindo Ricoh Company, Ltd.	5,604	181,133
SJM Company, Ltd.	8,130	16,900
SK Chemicals Company, Ltd.	11,690	259,140
SK Corp.	46,864	2,575,077
SK Gas Company, Ltd.	2,662	88,163
SKC Company, Ltd.	28,030	318,420
SL Corp.	5,830	8,910
Solomon Mutual Savings Bank	3,600	5,541
Ssangyong Cement Industrial Company, Ltd. *	21,560	73,736
Suheung Capsule Company, Ltd.	2,900	10,978
Sung Bo Chemicals Company, Ltd.	410	5,574
Sungjee Construction Company, Ltd.	2,210	6,023
Sungshin Cement Company, Ltd. *	5,760	14,254
Sungwon Corp. *	4,230	8,330
Sunjin Company, Ltd. *	1,010	11,879
Tae Kyung Industrial Company, Ltd.	14,930	35,408
Taegu Department Store Company, Ltd.	2,740	12,756
Taekwang Industrial Company, Ltd.	613	275,829
Taeyoung Engineering & Construction, Ltd.	62,140	159,752
Taihan Electric Wire Company, Ltd.	34,660	312,613
Telcoware Company, Ltd.	4,000	16,381
Tong Yang Investment Bank	109,230	394,472
Tong Yang Major Corp. *	30,340	48,531
Trybrands, Inc. *	5,723	5,781
Trybrands, Inc. *	3,036	5,384
TS Corp.	2,406	95,847
Uangel Corp.	7,990	29,025
Unid Company, Ltd.	2,000	48,774
Union Steel Company, Ltd.	5,560	42,656
Wiscom Company, Ltd.	3,680	8,262
Woongjin Holdings Company, Ltd. *	39,680	292,144
Woori Investment & Securities Company, Ltd.	122,940	1,073,009
Yesco Company, Ltd.	1,480	23,748
Yoosung Enterprise Company, Ltd.	9,880	11,554
Youlchon Chemical Company, Ltd.	18,290	76,295
Youngone Corp.	23,530	129,632
Yuhwa Securities Company, Ltd.	3,240	27,070
		66,894,620
Taiwan - 13.03%
Accton Technology Corp. *	834,000	186,493
Achem Technology Corp.	282,000	73,619
AGV Products Corp. *	753,505	120,908
Allis Electric Company, Ltd.	135,000	17,394
AmTRAN Technology Company, Ltd.	1,112,000	364,736
Arima Communication Corp. *	202,000	39,324
Arima Computer Corp. *	276,814	25,937
Arima Optoelectronics Corp. *	100,134	24,959
Asia Polymer Corp.	337,000	135,998
Asia Vital Components Company, Ltd.	395,800	192,381
AU Optronics Corp. ADR (a)	1,179,851	8,483,129
Audix Corp.	81,200	25,794
Avision, Inc.	111,916	22,709
Bank of Kaohsiung, Ltd.	495,680	87,487
Basso Industry Corp.	105,000	44,580
Behavior Technology Computer Corp. *	48,800	1,375
BenQ Corp.	2,449,512	442,591
BES Engineering Corp.	2,538,200	428,295
Biostar Microtech International Corp.	85,280	19,176
C Sun Manufacturing, Ltd.	49,469	11,442
Carnival Industrial Corp. *	198,000	22,113
Cathay Chemical Works, Inc.	73,000	13,845
Cathay Real Estate Development Company, Ltd.	1,529,000	285,358
Central Reinsurance Company, Ltd.	269,535	59,638
Chain Qui Development Company, Ltd.	76,000	20,744
Champion Building Materials Company, Ltd.	378,950	71,295
Chang Hwa Commercial Bank, Ltd.	2,733,000	785,840
Cheng Loong Corp.	1,606,000	266,306
Chenming Mold Industrial Corp.	92,128	22,741
Chi Mei Optoelectronics Corp.	5,448,950	1,740,026
Chia Hsin Cement Corp. *	797,560	257,829

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Chien Shing Stainless Steel Company, Ltd. *	181,000	$17,593
Chilisin Electronics Corp.	63,240	12,724
China Airlines, Ltd. *	2,853,874	518,764
China Chemical & Pharmaceutical Company, Ltd.	129,000	44,118
China Development Financial Holdings Corp.	14,866,216	2,501,470
China Electric Manufacturing Corp.	456,000	144,337
China General Plastics Corp. *	588,000	107,255
China Glaze Company, Ltd.	109,203	18,993
China Manmade Fibers Corp.	2,062,000	226,967
China Metal Products Company, Ltd.	350,000	172,669
China Motor Company, Ltd.	1,144,905	368,269
China Petrochemical Development Corp. *	3,005,780	505,002
China Steel Structure Company, Ltd.	107,000	40,023
China Wire & Cable Company, Ltd. *	120,000	16,618
Ching Feng Home Fashions Company, Ltd.	108,780	11,676
Chin-Poon Industrial Company, Ltd.	466,000	136,820
Chun Yu Works & Company, Ltd.	115,000	22,726
Chun Yuan Steel Industrial Company, Ltd.	633,962	167,591
Chung Hung Steel Corp.	1,203,000	365,975
Chung Hwa Pulp Corp.	622,000	140,640
Chunghwa Picture Tubes, Ltd.	12,554,000	1,053,916
CMC Magnetics Corp. *	4,140,000	599,755
Collins Company, Ltd. *	155,400	29,995
Compeq Manufactuing Company, Ltd.	1,614,000	214,288
Continental Engineering Corp.	875,000	189,624
Da-Cin Construction Company, Ltd.	175,000	52,995
Delpha Construction Company, Ltd. *	174,000	12,727
D-Link Corp.	368,220	199,958
E.Sun Financial Holding Company, Ltd.	5,415,720	1,223,341
Eastern Media International Corp.	1,061,053	124,232
Eclat Textile Company, Ltd.	123,600	37,971
Edom Technology Company, Ltd.	64,000	10,851
Elite Material Company, Ltd.	200,955	39,987
Elitegroup Computer Systems Company, Ltd.	1,024,576	187,130
Enlight Corp.	164,799	2,736
Eternal Chemical Company, Ltd.	267,300	118,869
EVA Airways Corp. *	3,388,000	605,640
Everest Textile Company, Ltd.	224,000	24,726
Evergreen Marine Corp.	1,785,000	670,403
Everlight Chemical Industrial Corp.	597,000	150,565
Everspring Industry Company, Ltd. *	61,000	8,761
Evertop Wire Cable Corp. *	98,275	10,977
Excel Cell Electronic Company, Ltd.	29,000	6,168
Far Eastern Department Stores Company, Ltd.	1,351,000	524,210
Far Eastern International Bank *	2,731,000	366,070
Federal Corp.	609,527	168,021
First Copper Technology Company, Ltd.	169,000	24,605
First Insurance Company, Ltd.	150,165	26,859
Formosa Taffeta Company, Ltd.	1,516,000	692,308
Formosan Rubber Group, Inc.	767,000	243,358
Formosan Union Chemical *	173,264	48,553
FSP Technology, Inc.	344,000	157,456
FU I Industrial *	159,000	32,461
Fuhwa Financial Holdings Company, Ltd.	2,894,000	1,040,664
Fwusow Industry Company, Ltd.	103,000	19,748
Gigabyte Technology Company, Ltd.	827,000	346,489
Gigastorage Corp. *	146,000	11,699
Gold Circuit Electronics, Ltd.	771,040	158,812
Goldsun Development & Construction Company, Ltd.	1,887,301	501,360
Gordon Auto Body Parts Company, Ltd.	50,181	11,066
Grand Pacific Petrochemical Corp. *	1,153,000	151,988
Great China Metal Industry Company, Ltd.	303,000	108,370
GTM Corp.	95,000	18,868
Hey Song Corp.	572,000	149,804
Hitron Technology, Inc. *	67,000	13,670
Ho Tung Chemical Corp. *	701,000	138,328
Hocheng Group Corp. *	177,000	31,229
Hold-Key Electric Wire & Cable Company, Ltd. *	132,000	32,087
Hong TAI Electric Industrial	328,000	77,701
Hsin Kuang Steel Co Ltd	416,000	156,000
Hsing TA Cement Company, Ltd.	227,000	58,452
Hua Eng Wire & Cable Company, Ltd.	1,053,000	136,709
Hung Ching Development Company, Ltd.	147,000	15,938
Hung Sheng Construction Company, Ltd.	821,000	147,364
Hwa Fong Rubber Company, Ltd. *	584,770	143,908
Ichia Technologies, Inc.	512,300	120,531
InnoLux Display Corp.	2,165,000	1,827,029
International Semiconductor Technology, Ltd. *	171,000	21,089
Inventec Company, Ltd.	2,891,050	846,323
Jui Li Enterprise Company, Ltd.	66,950	9,264
K Laser Technology, Inc.	82,214	24,196
Kang Na Hsiung Enterprise Company, Ltd.	135,000	49,763
Kao Hsing Chang Iron & Steel Corp. *	130,000	15,354
Kaulin Manufacturing Company, Ltd.	164,490	50,765
KEE TAI Properties Company, Ltd.	550,512	91,692
Kenda Rubber Industrial Company, Ltd. *	450	176
Kindom Construction Company, Ltd.	561,000	107,440
King Yuan Electronics Company, Ltd.	1,860,056	394,683
King's Town Bank *	847,000	122,164
Kinpo Electronics, Inc.	2,071,724	358,297
Kuoyang Construction Co., Ltd.	594,000	116,572
Kwong Fong Industries Corp. *	933,000	101,091
Lan Fa Textile Company, Ltd.	169,781	23,307
Lead Data, Inc. *	205,000	13,476
Lealea Enterprise Company, Ltd. *	1,142,500	126,285
LEE CHI Enterprises Company, Ltd.	110,000	22,395
Lelon Electronics Corp.	92,000	15,586
Leofoo Development Company, Ltd. *	432,000	143,011
Li Peng Enterprise Company, Ltd. *	292,864	28,006
Lien Hwa Industrial Corp.	896,574	290,216
Lingsen Precision Industries, Ltd.	146,178	29,460
Lite-On Technology Corp.	1,451,950	847,444
Long Bon Development Company, Ltd.	253,345	42,909
Long Chen Paper Company, Ltd. *	277,060	45,795
Lucky Cement Corp.	190,000	27,472
Macronix International Company, Ltd.	2,289,063	730,470
Mayer Steel Pipe Corp.	58,000	20,460
Mega Financial Holding Company, Ltd.	13,548,000	3,671,810
Meiloon Industrial Company, Ltd.	112,231	23,061
Mercuries & Associates, Ltd.	329,700	80,027

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Micro-Star International Company, Ltd.	1,281,479	$535,021
Mitac International	2,182,916	787,725
Mitac Technology Corp.	601,000	239,740
Mobiletron Electronics Company, Ltd.	31,000	11,255
Mustek Systems, Inc. *	103,576	5,515
Namchow Chemical Industrial Company, Ltd. *	100,000	12,139
Nanya Technology Corp. *	3,863,057	695,832
Nien Hsing Textile Company, Ltd.	658,000	143,517
Optimax Technology Corp. *	319,000	7,311
Opto Technology Corp.	568,000	267,609
Oriental Union Chemical Corp.	183,000	70,036
Pacific Construction Company, Ltd. *	267,000	13,277
Pan Jit International, Inc.	418,806	155,839
Phihong Technology Company, Ltd.	666,573	160,245
Phoenix Precision Technology Corp.	983,847	233,304
Prince Housing Development Corp.	1,154,650	147,422
Prodisc Technology, Inc. * (e)	540,000	0
Quintain Steel Company, Ltd. *	169,000	23,353
Radium Life Tech Company, Ltd.	660,000	167,249
Ralec Electronic Corp.	39,000	16,829
Rexon Industrial Corp., Ltd. *	153,000	13,367
Ritek Corp. *	4,218,000	578,254
Sampo Corp. *	1,763,000	168,225
Sanyang Industrial Company, Ltd.	1,060,481	191,704
SDI Corp.	137,000	44,784
Sheng Yu Steel Company, Ltd.	151,000	82,738
Shin Kong Financial Holding Company, Ltd.	5,984,398	1,208,848
Shinkong Insurance Company, Ltd.	151,788	38,504
Shinkong Spinning Company, Ltd.	422,000	149,791
Shinkong Synthetic Fibers Corp.	2,445,000	269,418
Shuttle, Inc.	122,000	23,493
Sigurd Microelectronics Corp.	151,326	33,278
Silicon Integrated Systems Corp. *	2,104,000	354,327
Sinon Corp.	515,000	124,383
SinoPac Holdings Company, Ltd.	11,016,000	1,814,648
Sintek Photronic Corp. *	621,140	94,765
Siward Crystal Technology Company, Ltd.	62,192	16,796
Solomon Technology Corp. *	101,200	21,112
Southeast Cement Company, Ltd.	390,000	85,405
Spirox Corp.	59,971	16,785
Springsoft, Inc.	348,000	172,983
Stark Technology, Inc.	57,000	19,927
Sunplus Technology Company, Ltd.	760,595	322,362
Ta Chen Stainless Pipe Company, Ltd.	720,000	249,484
Ta Chong Bank, Ltd. *	2,375,000	226,202
Ta Ya Electric Wire & Cable Company, Ltd.	905,571	126,112
Tah Hsin Industrial Company, Ltd.	105,000	40,631
TA-I Technology Company, Ltd.	174,944	71,708
Taichung Commercial Bank	1,673,072	268,124
Tainan Enterprises Company, Ltd.	59,000	30,687
Tainan Spinning Company, Ltd.	1,984,000	337,693
Taishin Financial Holdings Company, Ltd.	5,420,000	754,619
Taisun Enterprise Company, Ltd. *	220,000	37,893
Taita Chemical Company, Ltd.	95,790	12,926
Taiwan Acceptance Corp.	83,000	44,579
Taiwan Business Bank *	3,765,000	661,219
Taiwan Cooperative Bank	4,525,275	1,862,328
Taiwan Fu Hsing Industrial Company, Ltd.	83,000	23,477
Taiwan Glass Industrial Corp.	580,011	272,697
Taiwan Kai Yih Industrial Company, Ltd.	121,563	41,209
Taiwan Kolin Company, Ltd. * (e)(l)	400,000	0
Taiwan Mask Corp.	321,000	73,595
Taiwan Paiho, Ltd.	449,900	105,074
Taiwan Pulp & Paper Corp. *	385,000	76,433
Taiwan Sakura Corp.	87,868	18,793
Taiwan Styrene Monomer Corp.	1,000,479	200,092
Taiyen Biotech Company, Ltd.	395,000	133,566
Tatung Company, Ltd. *	6,643,000	991,162
Teapo Electronic Corp. *	205,000	15,927
Teco Electric & Machinery Company, Ltd.	3,283,000	896,153
Tex-Ray Industrial Company, Ltd.	90,000	12,323
Thinking Electronic Industrial Company, Ltd.	59,000	24,730
Ton Yi Industrial Corp.	1,073,000	300,821
Tong Yang Industry Company, Ltd.	579,020	245,579
Tsann Kuen Enterprise Company, Ltd.	411,000	134,820
Twinhead International Corp. *	224,000	12,223
TYC Brother Industrial Company, Ltd.	256,887	86,562
Tycoons Group Enterprise Company, Ltd. *	915,000	120,112
Tyntek Corp.	419,000	138,064
Tze Shin International Company, Ltd.	96,830	31,494
Union Bank of Taiwan *	919,000	151,264
Unitech Electronics Company, Ltd.	101,299	30,040
Unitech Printed Circuit Board Corp.	617,950	128,163
United Integrated Services Company, Ltd.	98,000	31,597
United Microelectronics Corp.	19,639,406	4,330,346
Unity Opto Technology Company, Ltd.	362,000	132,845
Universal Cement Corp. *	929,808	313,398
Universal Scientific Industrial Company, Ltd.	1,491,100	325,012
UPC Technology Corp.	1,032,600	263,887
USI Corp.	968,000	278,387
U-Tech Media Corp.	180,000	24,981
Ve Wong Corp. *	84,000	28,123
Walsin Lihwa Corp.	4,672,000	716,401
Walsin Technology Corp.	825,262	175,429
Waterland Financial Holding Company	2,789,800	443,613
Wei Chih Steel Industrial Company, Ltd. *	110,000	14,312
Winbond Electronics Corp. *	5,206,000	484,919
Wintek Corp.	1,838,000	507,950
WUS Printed Circuit Company, Ltd. *	254,000	29,315
Yageo Corp.	3,783,000	578,094
Yang Ming Marine Transport Corp.	2,239,015	566,331
Yeun Chyang Industrial Company, Ltd.	542,336	186,314
Yi Jinn Industrial Company, Ltd. *	219,800	19,352
Yieh Phui Enterprise Company, Ltd.	1,717,617	428,061
Yosun Industrial Corp.	422,993	164,406
Yuen Foong Yu Paper Manufacturing Company, Ltd.	1,736,711	325,726
Yulon Motor Company, Ltd.	1,524,900	624,773
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	68,850	58,370
Yungtay Engineering Company, Ltd.	686,000	254,697
Zig Sheng Industrial Company, Ltd.	270,179	29,298

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Zippy Technology Corp.	69,300	$18,206
		71,483,517
Thailand - 2.04%
Aapico Hitech PCL	192,300	17,223
Adkinson Securities PCL *	2,243,400	32,248
Bangchak Petroleum PCL	150,000	30,062
Bangkok Bank PCL, Foreign Shares	531,900	1,083,800
Bangkok Bank PCL, NVDR	1,412,800	2,876,040
Bangkok Expressway PCL	411,300	179,642
Bangkok Insurance PCL	2,500	13,338
Bangkok Land PCL *	6,465,300	32,170
Bank of Ayudhya PCL, Foreign Shares	1,330,000	322,716
Bank of Ayudhya PCL, NVDR	5,648,800	1,367,850
Cal-Comp Electronics Thailand PCL	1,904,300	64,222
Charoen Pokphand Foods PCL	3,613,200	337,598
Delta Electronics Thailand PCL	382,600	112,110
Eastern Water Resources Development & Management PCL	140,000	10,449
Hana Microelectronics PCL	430,000	134,319
Hemaraj Land & Development PCL	5,223,400	73,640
Jasmine International PCL	3,860,700	34,151
KGI Securities Thailand PCL	1,922,600	38,798
Kiatnakin Finance PCL	282,500	79,655
Krung Thai Bank PCL	5,336,300	610,706
Krungthai Card PCL	126,000	26,820
Loxley PCL *	988,200	43,708
MBK PCL	57,800	81,487
Nakornthai Strip Mill PCL *	14,300,000	47,436
National Finance PCL	1,295,500	288,287
Padaeng Industry PCL	20,000	5,916
Polyplex PCL	190,000	18,173
Power Line Engineering PCL	246,200	7,146
Pranda Jewelry PCL	214,300	26,776
Precious Shipping PCL	565,400	165,674
PTT Aromatics & Refining PCL	1,422,500	393,227
PTT Chemical PCL	713,700	582,008
Quality House PCL	5,703,500	126,131
Regional Container Lines PCL	209,100	34,681
Saha-Union PCL	134,800	54,404
Sahaviriya Steel Industries PCL	6,536,000	65,044
Sansiri PCL	1,102,100	63,369
SC Asset Corp. PCL	168,200	32,547
Seamico Securities PCL	421,400	20,036
Shin Satellite PCL *	544,900	47,900
Siam City Bank PCL *	1,111,350	242,700
Siam Industrial Credit PCL	402,200	18,456
Sino Thai Engineering & Construction PCL *	512,900	47,923
Supalai PCL	985,400	52,845
Tata Steel Thailand PCL	3,732,200	84,600
Thai Oil Public Company, Ltd.	972,100	644,932
Thai Plastic & Chemical PCL	292,800	101,175
Thoresen Thai Agencies PCL	292,270	110,687
Tipco Asphalt PCL	103,300	16,705
Tisco Financial Group PCL *	295,100	83,207
TMB Bank PCL *	7,318,998	99,138
TPI Polene PCL *	921,000	73,324
Vanachai Group PCL	672,000	25,635
Vinythai PCL	100,000	10,726
		11,193,560
Turkey - 1.26%
Adana Cimento Sanayii TAS	140,546	29,560
Akcansa Cimento AS	67,302	80,331
Aksa Akrilik Kimya Sanayii AS *	43,831	41,928
Aksigorta AS	192,771	268,779
Alarko Holding AS	117,599	116,213
Anadolu Cam Sanayii AS *	141,284	80,473
Anadolu Isuzu Otomotiv Sanayi AS	7,282	12,030
Anadolu Sigorta AS	290,406	155,239
Arcelik AS	131,184	133,971
Ayen Enerji AS *	20,072	17,027
Aygaz AS *	126,779	147,363
BatiSoke AS	17,732	8,299
Bolu Cimento Sanayii AS	83,405	58,231
Borusan Mannesmann Boru Sanayi AS	13,810	43,097
Bossa Ticaret ve Sanayi Isletmeleri TAS	35,235	45,995
Brisa Bridgestone Sabanci Lastik San ve Tic AS	831	15,224
Cemtas Celik Makina Sanayi ve Ticaret AS	56,218	24,384
Cimsa Cimento Sanayi ve Ticaret AS	79,115	136,457
Dogan Gazetecilik AS *	26,131	17,752
Dogan Sirketler Grubu Holdings AS *	1,181,848	356,617
Dogan Yayin Holding AS *	292,241	77,647
Dogus Otomotiv Servis ve Ticaret AS	47,528	47,031
Eczacibasi Ilac Sanayi AS	256,246	121,809
Eczacibasi Yapi Gerecleri Sanayi ve Ticaret AS *	20,408	10,793
EGE Seramik Sanayi ve Ticaret AS *	26,340	5,866
Eregli Demir ve Celik Fabrikalari TAS	735,863	1,485,741
Ford Otomotiv Sanayi AS	28,857	70,922
Gentas Genel Metal Sanayi ve Ticaret AS	46,226	21,150
Global Yatirim Holding AS *	146,381	19,867
Goldas Kuyumculuk Sanayi AS *	54,847	22,832
Goodyear Lastikleri TAS *	3,921	13,466
GSD Holding AS *	221,249	37,783
Gunes Sigorta AS	31,526	18,780
Hektas Ticaret TAS	57,406	20,183
Hurriyet Gazetecilik AS * (a)	329,901	88,794
Ihlas Holding AS *	55,660	6,892
Izmir Demir Celik Sanayi AS	27,749	24,561
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS *	133,334	60,116
Kartonsan Karton Sanayi ve Ticaret AS	638	20,610
KOC Holdings AS *	566,274	707,857
Konya Cimento Sanayii AS	977	23,045
Kordsa Global Endustriyel Iplik ve Kord Bezi
Sanayi ve Ticaret Anonim Sirketi AS *	145,836	107,910
Marmaris Marti Otel Isletmeleri AS *	71,538	14,275
Menderes Tekstil Sanayi ve Ticaret AS *	126,374	15,589
Mutlu Aku ve Malzemeleri Sanayi AS *	28,331	13,445
Net Turizm Ticaret ve Sanayi AS *	98,336	30,115
Nortel Networks Netas Telekomunikasyon AS	5,215	31,473
Parsan Makina Parcalari Sanayii AS *	24,048	10,705

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Emerging Markets Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Pinar Entegre Et ve Un Sanayi AS	36,324	$48,791
Pinar Sut Mamulleri Sanayii AS	15,498	21,827
Sanko Pazarlama Ithalat Ihracat AS *	20,076	19,814
Sarkuysan Elektrolitik Bakir AS	47,083	38,114
Sekerbank TAS	215,376	111,538
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	175,810	174,575
Tekstil Bankasi AS *	140,973	33,080
Tofas Turk Otomobil Fabrik AS	35,538	25,730
Trakya Cam Sanayi AS *	285,608	135,769
Turcas Petrolculuk AS	22,205	32,074
Turk Ekonomi Bankasi AS *	236,034	79,354
Turk Sise ve Cam Fabrikalari AS *	461,761	258,485
Turkiye Sinai Kalkinma Bankasi AS *	380,976	150,255
Turkiye Vakiflar Bankasi Tao	1,078,857	688,695
Ulker Gida Sanayi ve Ticaret AS	91,247	88,418
Usas Ucak Servisi AS *	18,304	11,918
Vestel Elektronik Sanayi ve Tracaret AS *	80,096	37,504
Zorlu Enerji Elektrik Uretim AS *	37,761	43,388
		6,917,556
United States - 1.16%
Aluminum Corp. China, Ltd., ADR (a)	285,000	3,337,350
Blue Square-Israel, Ltd., ADR	3,800	23,560
China Southern Airlines Company, Ltd. *	11,900	91,868
Patni Computer Systems, Ltd., SADR	28,382	129,138
Sterlite Industries India, Ltd.	445,812	2,050,735
Yanzhou Coal Mining Company, Ltd.	123,791	703,133
		6,335,784
TOTAL COMMON STOCKS (Cost $912,207,118)		$527,065,366
PREFERRED STOCKS - 3.38%
Brazil - 3.38%
Banco Pine SA (k)	48,200	111,259
Banco Sofisa SA (k)	101,000	161,759
Bardella SA Industrias Mecanicas * (k)	916	44,049
Companhia de Tecidos Norte de Minas SA * (k)	170,600	242,552
Confab Industrial SA (k)	385,800	688,871
Duratex SA (k)	182,600	1,167,498
Forjas Taurus SA * (k)	11,400	17,400
Gol Linhas Aereas Inteligentes SA (k)	140,700	554,822
Klabin SA (k)	878,800	1,131,849
Marcopolo SA (k)	314,000	367,651
Metalurgica Gerdau SA (k)	336,600	2,349,190
Randon Participacoes SA (k)	191,600	406,211
Sao Paulo Alpargatas SA * (k)	14,700	293,828
Saraiva SA Livreiros Editores (k)	5,200	29,790
Suzano Papel e Celulose SA * (k)	337,400	1,522,349
Telemar Norte Leste SA, Series A (k)	112,500	2,195,523
Uniao de Industrias Petroquimicas SA, Series B (k)	1,334,210	329,173
Universo Online SA (k)	87,100	264,789
Usinas Siderurgicas de Minas Gerais SA, Series A (k)	613,050	6,647,314
		18,525,877
TOTAL PREFERRED STOCKS (Cost $28,319,061)		$18,525,877
RIGHTS - 0.00%
Poland - 0.00%
Polski Koncern Miesny Duda SA (Expiration Date: 03/18/2009) *	91,151	0
South Korea - 0.00%
Busan Bank (Expiration Date: 03/06/2009) *	33,286	3,907
Jeonbuk Bank (Expiration Date: 03/03/2009) *	5,811	0
		3,907
TOTAL RIGHTS (Cost $0)		$3,907
SHORT TERM INVESTMENTS - 10.08%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$55,288,853	$55,288,853
TOTAL SHORT TERM INVESTMENTS (Cost $55,288,853)		$55,288,853
REPURCHASE AGREEMENTS - 1.19%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$6,532,027 on 03/02/2009,
collateralized by $6,415,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at $6,663,581
including interest)	$6,532,000	$6,532,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,532,000)		$6,532,000
Total Investments (Emerging Markets Value Fund)
(Cost $1,002,347,032) - 110.75%		$607,416,003
Liabilities in Excess of Other Assets - (10.75)%		(58,940,076)
TOTAL NET ASSETS - 100.00%		$548,475,927
The portfolio had the following five top industry concentrations as of February 28, 2009 (as a percentage of total net assets):
Banking	12.84%
Financial Services	7.95%
Steel	6.22%
Mining	5.60%
Holdings Companies/Conglomerates	4.77%

Emerging Small Company Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.36%
Aerospace - 1.35%
BE Aerospace, Inc. *	19,582	$146,082
Spirit Aerosystems Holdings, Inc., Class A *	11,235	111,451
		257,533
Air Travel - 0.35%
Flughafen Wien AG	1,120	30,394
US Airways Group, Inc. *	12,605	35,924
		66,318

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Apparel & Textiles - 2.09%
Deckers Outdoor Corp. *	697	$28,765
Gymboree Corp. *	8,163	209,952
Warnaco Group, Inc. *	7,350	159,128
		397,845
Auto Parts - 0.40%
BorgWarner, Inc.	4,442	76,625
Banking - 2.11%
City National Corp.	4,073	130,662
IBERIABANK Corp.	3,293	142,258
PrivateBancorp, Inc. (a)	10,290	128,213
		401,133
Biotechnology - 3.58%
Human Genome Sciences, Inc. *	40,235	76,044
Illumina, Inc. * (a)	7,365	230,746
Immucor, Inc. *	9,269	207,996
Myriad Genetics, Inc. *	2,097	165,348
		680,134
Building Materials & Construction - 1.03%
Carillion PLC	38,290	119,758
Kier Group PLC	6,000	76,880
		196,638
Business Services - 3.83%
FactSet Research Systems, Inc. (a)	8,070	311,018
Macrovision Solutions Corp. *	3,305	51,988
Parexel International Corp. *	15,435	141,539
Stanley, Inc. *	7,223	223,985
		728,530
Cellular Communications - 0.87%
Leap Wireless International, Inc. *	6,080	164,829
Chemicals - 1.52%
Airgas, Inc.	5,097	156,936
Intrepid Potash, Inc. *	5,895	132,284
		289,220
Colleges & Universities - 1.42%
Corinthian Colleges, Inc. *	13,745	270,777
Commercial Services - 2.86%
HMS Holdings Corp. *	6,655	202,179
Quanta Services, Inc. *	8,532	150,163
Riskmetrics Group, Inc. *	9,930	109,131
Team, Inc. *	6,360	83,443
		544,916
Computers & Business Equipment - 1.49%
Data Domain, Inc. * (a)	9,215	119,611
Palm, Inc. * (a)	22,600	163,624
		283,235
Containers & Glass - 2.36%
Packaging Corp. of America	13,764	145,761
Silgan Holdings, Inc.	6,175	302,945
		448,706
Correctional Facilities - 0.65%
The Geo Group, Inc. *	10,400	122,928
Cosmetics & Toiletries - 1.88%
Alberto-Culver Company	6,830	151,216
Chattem, Inc. * (a)	3,240	205,513
		356,729
Crude Petroleum & Natural Gas - 4.05%
Arena Resources, Inc. *	5,655	121,130
Carrizo Oil & Gas, Inc. * (a)	11,555	122,945
Concho Resources, Inc. *	5,139	102,523
Dana Petroleum PLC *	7,555	107,833
EXCO Resources, Inc. *	12,860	117,155
Goodrich Petroleum Corp. *	4,028	79,916
JKX Oil & Gas PLC	20,250	59,658
Penn Virginia Corp.	4,210	58,308
		769,468
Educational Services - 2.25%
American Public Education, Inc. * (a)	4,910	183,388
Capella Education Company * (a)	4,412	244,690
		428,078
Electrical Equipment - 0.97%
DTS, Inc. *	11,111	184,109
Electrical Utilities - 1.16%
Avista Corp.	15,475	221,447
Financial Services - 3.13%
Affiliated Managers Group, Inc. *	3,950	142,121
Bankrate, Inc. * (a)	4,281	95,466
GFI Group, Inc.	33,145	74,245
Lazard, Ltd., Class A	6,018	146,117
Stifel Financial Corp. *	4,175	137,525
		595,474
Food & Beverages - 1.90%
Flowers Foods, Inc.	7,375	164,536
Hansen Natural Corp. *	5,925	197,184
		361,720
Healthcare Products - 6.44%
CardioNet, Inc. *	8,670	216,750
Masimo Corp. *	5,315	132,822
Natus Medical, Inc. *	14,899	116,659
Nuvasive, Inc. * (a)	2,991	84,795
PSS World Medical, Inc. *	10,115	145,959
Thoratec Corp. *	6,430	146,861
Volcano Corp. *	11,740	175,630
Wright Medical Group, Inc. *	10,455	152,748
Zoll Medical Corp. *	3,845	52,869
		1,225,093
Healthcare Services - 5.39%
Alliance Imaging, Inc. *	19,231	157,694
Amedisys, Inc. * (a)	3,068	100,354
Coventry Health Care, Inc. *	8,097	93,278
ICON PLC, SADR *	8,909	182,813
Phase Forward, Inc. *	8,370	115,925
Psychiatric Solutions, Inc. * (a)	10,310	174,651
Sun Healthcare Group, Inc. *	22,428	200,506
		1,025,221

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels & Restaurants - 0.55%
CKE Restaurants, Inc.	14,978	$104,397
Industrials - 2.32%
Clean Harbors, Inc. *	3,938	191,308
Harsco Corp.	12,135	250,709
		442,017
Insurance - 2.42%
Argo Group International Holdings, Ltd. *	6,610	187,261
Tower Group, Inc.	8,999	183,490
Zenith National Insurance Corp.	4,041	88,862
		459,613
Internet Content - 0.45%
Moneysupermarket.com Group PLC	138,742	85,436
Internet Software - 1.96%
Salesforce.com, Inc. *	4,491	125,748
Switch & Data Facilities Company, Inc. *	17,757	109,205
Vocus, Inc. *	8,248	137,247
		372,200
Leisure Time - 1.02%
Bally Technologies, Inc. *	10,425	193,905
Liquor - 0.14%
Central European Distribution Corp. *	3,965	26,447
Manufacturing - 3.79%
Aalberts Industries NV	11,710	58,620
Barnes Group, Inc.	10,994	102,464
Kaydon Corp.	4,000	100,000
Mettler-Toledo International, Inc. *	3,391	180,774
Peace Mark Holdings, Ltd. * (e)	204,000	0
Snap-on, Inc.	7,090	167,253
SPX Corp.	2,523	111,719
		720,830
Medical-Hospitals - 1.23%
Genoptix, Inc. *	7,722	234,131
Petroleum Services - 0.50%
Superior Energy Services, Inc. *	7,260	95,759
Pharmaceuticals - 4.52%
Alexion Pharmaceuticals, Inc. *	3,886	132,901
BioMarin Pharmaceutical, Inc. * (a)	5,310	63,720
Eurand NV *	20,210	191,995
Onyx Pharmaceuticals, Inc. *	5,016	150,430
OSI Pharmaceuticals, Inc. *	4,025	137,252
United Therapeutics Corp. *	2,733	183,412
		859,710
Real Estate - 2.02%
Alexandria Real Estate Equities, Inc., REIT	3,605	144,056
Corporate Office Properties Trust, REIT	5,852	146,300
Gafisa S.A., SADR (a)	11,325	93,544
		383,900
Retail Grocery - 1.48%
Spartan Stores, Inc.	8,175	125,077
United Natural Foods, Inc. *	10,470	155,794
		280,871
Retail Trade - 3.06%
Aaron Rents, Inc., Class B	8,240	198,007
Dollar Tree, Inc. *	5,881	228,301
MSC Industrial Direct Company, Inc., Class A	5,070	155,091
		581,399
Semiconductors - 7.35%
Atmel Corp. *	56,990	203,454
Intersil Corp., Class A	16,720	169,039
Microsemi Corp. *	13,221	133,664
Monolithic Power Systems, Inc. *	17,727	229,565
Netlogic Microsystems, Inc. *	5,582	132,349
ON Semiconductor Corp. *	50,210	183,769
PMC-Sierra, Inc. *	38,607	197,282
Verigy, Ltd. *	21,495	148,531
		1,397,653
Software - 6.89%
AsiaInfo Holdings, Inc. *	18,450	225,275
Blackboard, Inc. *	7,360	201,958
JDA Software Group, Inc. *	15,980	155,006
MedAssets, Inc. *	12,136	179,370
Nuance Communications, Inc. *	15,545	137,729
Progress Software Corp. *	9,645	153,741
Solera Holdings, Inc. *	12,362	257,006
		1,310,085
Telecommunications Equipment & Services - 2.56%
ADC Telecommunications, Inc. *	30,640	87,017
Comtech Telecommunications Corp. *	5,285	199,720
NTELOS Holdings Corp.	10,416	199,675
		486,412
Transportation - 1.85%
Atlas Air Worldwide Holdings, Inc. *	10,751	152,019
UTI Worldwide, Inc.	16,258	199,811
		351,830
Trucking & Freight - 1.17%
Forward Air Corp.	7,615	126,713
Landstar Systems, Inc.	3,015	95,425
		222,138
TOTAL COMMON STOCKS (Cost $24,855,242)		$18,705,439
SHORT TERM INVESTMENTS - 10.18%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$1,937,089	$1,937,089
TOTAL SHORT TERM INVESTMENTS (Cost $1,937,089)		$1,937,089

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Emerging Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.99%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$188,001 on 03/02/2009,
collateralized by $190,000 Federal
Home Loan Mortgage Corp.,
5.625% due 11/23/2035 (valued at
$196,888 including interest)	$188,000	$188,000
TOTAL REPURCHASE AGREEMENTS (Cost $188,000)		$188,000
Total Investments (Emerging Small Company Fund)
(Cost $26,980,331) - 109.53%		$20,830,528
Liabilities in Excess of Other Assets - (9.53)%		(1,812,375)
TOTAL NET ASSETS - 100.00%		$19,018,153

Equity-Income Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.94%
Aerospace - 0.87%
Boeing Company	163,200	$5,131,008
Air Travel - 0.43%
Southwest Airlines Company	434,300	2,558,027
Aluminum - 0.29%
Alcoa, Inc.	272,000	1,694,560
Auto Parts - 0.51%
Genuine Parts Company	107,350	3,020,829
Banking - 3.67%
Allied Irish Banks PLC - London Exchange	673,900	368,495
Bank of America Corp.	1,354,322	5,349,572
Fifth Third Bancorp (a)	351,662	742,007
KeyCorp	390,500	2,737,405
Marshall & Ilsley Corp. (a)	160,300	734,174
SunTrust Banks, Inc. (a)	294,100	3,538,023
U.S. Bancorp	570,000	8,156,700
		21,626,376
Biotechnology - 0.93%
Amgen, Inc. *	112,500	5,504,625
Broadcasting - 0.13%
CBS Corp., Class B	182,900	780,983
Building Materials & Construction - 0.39%
Masco Corp.	446,600	2,299,990
Business Services - 1.52%
Computer Sciences Corp. *	161,000	5,593,140
H & R Block, Inc.	176,900	3,378,790
		8,971,930
Cable & Television - 0.48%
Cablevision Systems Corp., Class A	219,100	2,846,109
Cellular Communications - 0.43%
Vodafone Group PLC	1,443,700	2,558,055
Chemicals - 0.76%
E.I. Du Pont de Nemours & Company	240,300	4,508,028
Coal - 0.39%
CONSOL Energy, Inc.	85,000	2,316,250
Computers & Business Equipment - 1.00%
Cisco Systems, Inc. *	168,800	2,459,416
Dell, Inc. *	402,300	3,431,619
		5,891,035
Construction Materials - 1.01%
USG Corp. * (a)	151,300	873,001
Vulcan Materials Company (a)	122,400	5,068,584
		5,941,585
Cosmetics & Toiletries - 1.67%
International Flavors & Fragrances, Inc.	175,100	4,606,881
Kimberly-Clark Corp.	110,900	5,224,499
		9,831,380
Crude Petroleum & Natural Gas - 0.90%
Sunoco, Inc.	158,400	5,298,480
Drugs & Health Care - 1.88%
Wyeth	271,400	11,078,548
Electrical Equipment - 0.48%
Cooper Industries, Ltd., Class A	134,000	2,826,060
Electrical Utilities - 4.26%
Constellation Energy Group, Inc.	107,200	2,118,272
Entergy Corp.	65,100	4,387,089
FirstEnergy Corp.	68,675	2,922,808
PG&E Corp.	134,200	5,129,124
Pinnacle West Capital Corp.	134,200	3,524,092
Teco Energy, Inc. (a)	132,900	1,274,511
Xcel Energy, Inc.	325,200	5,769,048
		25,124,944
Electronics - 0.25%
Harman International Industries, Inc.	89,100	946,242
Tyco Electronics, Ltd.	54,300	514,764
		1,461,006
Energy - 2.03%
Duke Energy Corp.	379,900	5,117,253
NRG Energy, Inc. * (a)	62,000	1,171,800
Progress Energy, Inc.	161,000	5,702,620
		11,991,673
Financial Services - 9.18%
American Express Company	475,200	5,730,912
Bank of New York Mellon Corp.	380,800	8,442,336
Capital One Financial Corp.	182,500	2,199,125
Goldman Sachs Group, Inc.	71,900	6,548,652
Janus Capital Group, Inc.	162,600	717,066
JPMorgan Chase & Company	815,914	18,643,635
Legg Mason, Inc.	53,700	688,971
SLM Corp. *	483,100	2,222,260
UBS AG * (a)	275,360	2,492,008
Wells Fargo & Company	536,800	6,495,280
		54,180,245

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food & Beverages - 4.56%
Anheuser-Busch InBev NV	173,800	$4,749,260
Hershey Company	380,800	12,829,152
Kraft Foods, Inc., Class A	258,400	5,886,352
McCormick & Company, Inc.	108,800	3,410,880
		26,875,644
Forest Products - 0.28%
Weyerhaeuser Company	67,600	1,633,216
Gas & Pipeline Utilities - 1.10%
NiSource, Inc.	455,300	3,983,875
Spectra Energy Corp.	194,300	2,525,900
		6,509,775
Healthcare Products - 1.15%
Johnson & Johnson	136,000	6,800,000
Healthcare Services - 0.49%
WellPoint, Inc. *	85,900	2,913,728
Homebuilders - 0.23%
D.R. Horton, Inc.	158,400	1,338,480
Hotels & Restaurants - 0.57%
Marriott International, Inc., Class A	236,600	3,350,256
Household Appliances - 0.89%
Black & Decker Corp.	68,000	1,609,560
Whirlpool Corp. (a)	163,200	3,627,936
		5,237,496
Household Products - 1.33%
Fortune Brands, Inc.	247,200	5,871,000
Newell Rubbermaid, Inc.	350,400	1,979,760
		7,850,760
Industrial Machinery - 0.81%
Deere & Company	174,200	4,788,758
Industrials - 2.00%
General Electric Company	1,387,000	11,803,370
Insurance - 3.48%
Chubb Corp.	84,000	3,279,360
Lincoln National Corp.	294,098	2,526,302
Marsh & McLennan Companies, Inc.	466,900	8,371,517
Progressive Corp. *	244,800	2,832,336
The Travelers Companies, Inc.	97,449	3,522,781
		20,532,296
International Oil - 13.57%
Anadarko Petroleum Corp.	161,000	5,626,950
BP PLC, SADR	213,092	8,174,209
Chevron Corp.	326,360	19,813,316
ConocoPhillips	52,800	1,972,080
Exxon Mobil Corp.	326,324	22,157,400
Murphy Oil Corp.	204,000	8,529,240
Royal Dutch Shell PLC, ADR	312,800	13,753,816
		80,027,011
Internet Content - 0.84%
Yahoo!, Inc. *	375,800	4,971,834
Internet Retail - 0.50%
eBay, Inc. *	272,000	2,956,640
Leisure Time - 1.12%
MGM Mirage, Inc. * (a)	208,500	729,750
Walt Disney Company	348,900	5,851,053
		6,580,803
Manufacturing - 4.21%
3M Company	202,300	9,196,558
Eaton Corp.	52,300	1,890,645
Harley-Davidson, Inc. (a)	185,200	1,870,520
Honeywell International, Inc.	174,500	4,681,835
Illinois Tool Works, Inc.	258,400	7,183,520
		24,823,078
Multimedia - 1.10%
Time Warner, Inc.	848,600	6,474,818
Office Furnishings & Supplies - 0.64%
Avery Dennison Corp.	187,900	3,786,185
Paper - 1.14%
International Paper Company	531,125	3,022,101
MeadWestvaco Corp.	249,700	2,332,198
WPP PLC	267,400	1,387,297
		6,741,596
Petroleum Services - 1.36%
BJ Services Company	127,600	1,233,892
Schlumberger, Ltd.	179,000	6,812,740
		8,046,632
Pharmaceuticals - 3.81%
Bristol-Myers Squibb Company	331,200	6,097,392
Eli Lilly & Company	217,600	6,393,088
Merck & Company, Inc.	330,100	7,988,420
Pfizer, Inc.	162,900	2,005,299
		22,484,199
Publishing - 1.30%
McGraw-Hill Companies, Inc.	308,700	6,090,651
The New York Times Company, Class A (a)	380,800	1,572,704
		7,663,355
Retail Trade - 3.84%
Bed Bath & Beyond, Inc. * (a)	328,500	6,997,050
Home Depot, Inc.	530,300	11,077,967
Macy's, Inc.	183,200	1,441,784
Tiffany & Company (a)	163,200	3,107,328
		22,624,129
Semiconductors - 1.85%
Analog Devices, Inc.	286,400	5,338,496
Applied Materials, Inc.	228,100	2,100,801
Intel Corp.	274,000	3,490,760
		10,930,057
Software - 1.38%
Microsoft Corp.	503,400	8,129,910
Steel - 1.14%
Nucor Corp.	199,100	6,699,715
Telephone - 5.17%
AT&T, Inc.	652,673	15,514,037
Qwest Communications International, Inc. (a)	1,342,000	4,549,380

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Equity-Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Telephone (continued)
Sprint Nextel Corp. *	700,600	$2,304,974
Verizon Communications, Inc.	284,052	8,104,004
		30,472,395
Toys, Amusements & Sporting Goods - 0.67%
Mattel, Inc.	335,100	3,967,584
Trucking & Freight - 0.95%
United Parcel Service, Inc., Class B	136,100	5,604,598
TOTAL COMMON STOCKS (Cost $948,009,839)		$560,060,044
PREFERRED STOCKS - 0.01%
Financial Services - 0.01%
Federal National Mortgage Association, Series 08-1, 8.75% *	129,100	83,915
TOTAL PREFERRED STOCKS (Cost $5,630,240)		$83,915
CONVERTIBLE BONDS - 0.15%
Automobiles - 0.15%
Ford Motor Company
4.25% due 12/15/2036	3,949,000	866,146
TOTAL CONVERTIBLE BONDS (Cost $1,972,920)		$866,146
SHORT TERM INVESTMENTS - 9.14%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$28,545,992	$28,545,992
T. Rowe Price Reserve Investment Fund, 0.5526%	25,357,458	25,354,403
TOTAL SHORT TERM INVESTMENTS (Cost $53,900,395)		$53,900,395
Total Investments (Equity-Income Fund)
(Cost $1,009,513,394) - 104.24%		$614,910,500
Liabilities in Excess of Other Assets - (4.24)%		(25,028,272)
TOTAL NET ASSETS - 100.00%		$589,882,228

Fundamental Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 89.46%
Agriculture - 0.65%
Monsanto Company	71,060	$5,419,746
Automobiles - 0.36%
PACCAR, Inc.	118,800	2,978,316
Banking - 0.33%
Bank of America Corp.	334,905	1,322,875
Julius Baer Holding AG	63,200	1,456,749
		2,779,624
Broadcasting - 2.53%
Grupo Televisa SA, SADR	756,439	9,205,863
Liberty Media Corp. - Entertainment, Series A *	191,288	3,313,108
News Corp., Class A	1,545,290	8,591,812
		21,110,783
Business Services - 3.83%
Dun & Bradstreet Corp.	25,405	1,879,208
H & R Block, Inc.	537,523	10,266,689
Iron Mountain, Inc. *	749,694	13,929,314
Moody's Corp. (a)	330,827	5,938,345
		32,013,556
Cable & Television - 2.30%
Comcast Corp., Special Class A	1,581,935	19,220,510
Coal - 0.40%
China Coal Energy Company, Series H	5,588,652	3,364,166
Computers & Business Equipment - 1.93%
Cisco Systems, Inc. *	366,687	5,342,630
Hewlett-Packard Company	369,710	10,732,681
		16,075,311
Construction Materials - 1.40%
Martin Marietta Materials, Inc. (a)	80,838	6,188,957
Vulcan Materials Company (a)	132,221	5,475,272
		11,664,229
Containers & Glass - 1.55%
Sealed Air Corp.	1,160,756	12,954,037
Cosmetics & Toiletries - 1.94%
Avon Products, Inc.	136,730	2,405,080
Procter & Gamble Company	287,216	13,835,195
		16,240,275
Crude Petroleum & Natural Gas - 10.28%
Devon Energy Corp.	543,604	23,739,187
EOG Resources, Inc.	463,877	23,212,405
Occidental Petroleum Corp.	726,055	37,660,473
OGX Petroleo e Gas Participacoes SA *	5,200	1,228,569
		85,840,634
Electrical Utilities - 0.22%
AES Corp. *	289,700	1,825,110
Electronics - 1.31%
Agilent Technologies, Inc. *	507,480	7,038,748
Garmin, Ltd.	67,800	1,160,736
Tyco Electronics, Ltd.	289,973	2,748,944
		10,948,428
Financial Services - 11.03%
American Express Company	1,371,270	16,537,516
Ameriprise Financial, Inc.	242,817	3,870,503
Bank of New York Mellon Corp.	714,145	15,832,595
Brookfield Asset Management, Inc.	353,300	4,730,687
Citigroup, Inc. (a)	323,023	484,534
E*TRADE Financial Corp. *	60,981	48,785
Goldman Sachs Group, Inc.	43,940	4,002,055
JPMorgan Chase & Company	914,143	20,888,168
Morgan Stanley	51,842	1,012,993
State Street Corp.	22,075	557,835
Visa, Inc.	42,110	2,388,058

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financial Services (continued)
Wells Fargo & Company	1,797,481	$21,749,519
		92,103,248
Food & Beverages - 1.80%
Diageo PLC, SADR	268,798	12,496,419
Hershey Company	74,099	2,496,395
		14,992,814
Forest Products - 0.39%
Sino-Forest Corp. *	491,550	3,284,212
Healthcare Products - 1.40%
Johnson & Johnson	188,700	9,435,000
Medtronic, Inc.	77,500	2,293,225
		11,728,225
Healthcare Services - 2.88%
Cardinal Health, Inc.	232,669	7,550,109
Express Scripts, Inc. *	179,660	9,036,898
UnitedHealth Group, Inc.	381,120	7,489,008
		24,076,015
Holdings Companies/Conglomerates - 5.87%
Berkshire Hathaway, Inc., Class A *	553	43,465,800
China Merchants Holdings International Company, Ltd.	3,423,531	5,552,862
		49,018,662
Household Products - 0.12%
Hunter Douglas NV	46,643	1,023,234
Industrials - 0.16%
Cosco Pacific, Ltd.	1,879,926	1,356,177
Insurance - 6.19%
American International Group, Inc.	933,298	391,985
Hartford Financial Services Group, Inc.	225,700	1,376,770
Loews Corp.	839,802	16,670,070
Markel Corp. *	3,265	867,870
MBIA, Inc. *	27,500	75,350
NIPPONKOA Insurance Company, Ltd.	901,265	6,651,226
Principal Financial Group, Inc.	96,830	773,672
Progressive Corp. *	1,503,834	17,399,359
Sun Life Financial, Inc.	57,195	890,526
Transatlantic Holdings, Inc.	218,505	6,570,445
		51,667,273
International Oil - 5.25%
Canadian Natural Resources, Ltd.	404,413	13,050,408
ConocoPhillips	825,672	30,838,849
		43,889,257
Internet Content - 1.42%
Google, Inc., Class A *	35,186	11,892,516
Internet Retail - 1.06%
Amazon.com, Inc. *	99,955	6,476,084
eBay, Inc. *	145,100	1,577,237
Liberty Media Holding Corp.-Interactive A *	254,336	824,049
		8,877,370
Leisure Time - 0.59%
Walt Disney Company	293,900	4,928,703
Liquor - 0.85%
Heineken Holding NV	307,748	7,090,657
Manufacturing - 1.83%
ABB, Ltd., SADR	105,460	1,270,793
Harley-Davidson, Inc. (a)	506,372	5,114,357
Siemens AG	64,100	3,216,501
Tyco International, Ltd.	284,217	5,698,551
		15,300,202
Mining - 0.57%
BHP Billiton PLC	194,002	3,023,498
Rio Tinto PLC	68,937	1,759,761
		4,783,259
Petroleum Services - 0.87%
Transocean, Ltd. *	121,328	7,251,775
Pharmaceuticals - 1.99%
Pfizer, Inc.	286,500	3,526,815
Schering-Plough Corp.	755,200	13,132,928
		16,659,743
Real Estate - 0.46%
Hang Lung Group, Ltd.	1,456,509	3,874,844
Retail Trade - 8.66%
Bed Bath & Beyond, Inc. *	384,503	8,189,914
CarMax, Inc. * (a)	347,708	3,278,886
Costco Wholesale Corp.	958,023	40,562,694
CVS Caremark Corp.	788,290	20,290,585
		72,322,079
Semiconductors - 1.64%
Texas Instruments, Inc.	954,053	13,690,661
Shipbuilding - 0.24%
China Shipping Development Company, Ltd., Class H	2,579,063	1,979,359
Software - 2.70%
Activision Blizzard, Inc. *	489,400	4,908,682
Microsoft Corp.	1,091,601	17,629,356
		22,538,038
Telephone - 0.31%
Sprint Nextel Corp. *	781,028	2,569,582
Tobacco - 1.20%
Philip Morris International, Inc.	299,920	10,038,322
Trucking & Freight - 0.95%
Kuehne & Nagel International AG	74,316	3,564,993
United Parcel Service, Inc., Class B	105,871	4,359,768
		7,924,761
TOTAL COMMON STOCKS (Cost $1,287,260,593)		$747,295,713
CONVERTIBLE BONDS - 0.17%
Forest Products - 0.17%
Sino-Forest Corp.
5.00% due 08/01/2013 (h)	2,257,900	1,454,901
TOTAL CONVERTIBLE BONDS (Cost $2,239,050)		$1,454,901

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Fundamental Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 1.43%
Containers & Glass - 0.59%
Sealed Air Corp.
12.00% due 02/14/2014 (h)	$5,000,000	$4,964,911
Manufacturing - 0.84%
Harley-Davidson, Inc.
15.00% due 02/01/2014	7,000,000	6,983,963
TOTAL CORPORATE BONDS (Cost $12,000,000)		$11,948,874
SHORT TERM INVESTMENTS - 12.51%
Intesa Funding LLC
0.30% due 03/02/2009	$20,000,000	$19,999,833
John Hancock Cash Investment Trust, 0.7604% (c)(i)	25,989,318	25,989,318
Rabobank USA Financial Corp.
0.20% due 03/05/2009	22,015,000	22,014,511
UBS Finance (Delaware) LLC
0.28% due 03/02/2009	36,478,000	36,477,716
TOTAL SHORT TERM INVESTMENTS (Cost $104,481,378)		$104,481,378
Total Investments (Fundamental Value Fund)
(Cost $1,405,981,021) - 103.57%		$865,180,866
Liabilities in Excess of Other Assets - (3.57)%		(29,832,565)
TOTAL NET ASSETS - 100.00%		$835,348,301

Global Agribusiness Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 86.76%
Australia - 2.09%
Metcash, Ltd.	15,000	$39,847
Canada - 17.59%
Agrium, Inc.	2,100	73,038
Hanfeng Evergreen, Inc. *	2,500	14,699
Migao Corp. *	3,500	16,809
Potash Corp. of Saskatchewan, Inc.	2,400	201,528
Saputo, Inc.	500	8,419
Viterra, Inc. *	2,500	19,887
		334,380
Denmark - 1.10%
Danisco AS	600	20,968
Germany - 1.17%
K&S AG	500	22,213
Norway - 3.25%
Yara International ASA, ADR	2,900	61,770
Singapore - 0.96%
Wilmar International, Ltd.	10,000	18,267
Switzerland - 7.01%
Nestle SA, SADR	4,100	133,291
United Kingdom - 2.84%
Unilever PLC, SADR	2,800	53,984
United States - 50.75%
Archer-Daniels-Midland Company	2,900	77,314
Bunge, Ltd.	1,600	75,008
Cadbury PLC, SADR	500	15,320
Campbell Soup Company	500	13,385
CF Industries Holdings, Inc.	1,100	70,763
ConAgra Foods, Inc.	300	4,524
Dean Foods Company *	2,400	49,080
General Mills, Inc.	1,200	62,976
Groupe Danone, SADR	1,500	14,235
H.J. Heinz Company	700	22,869
Hershey Company	100	3,369
J.M. Smucker Company	1,100	40,832
Kellogg Company	600	23,352
Kraft Foods, Inc., Class A	1,000	22,780
McCormick & Company, Inc.	200	6,270
Monsanto Company	1,900	144,913
Sara Lee Corp.	500	3,855
Syngenta AG, ADR	4,500	192,690
Tate & Lyle PLC, SADR	400	6,088
Terra Industries, Inc.	1,300	33,527
The Mosaic Company	1,800	77,490
Tyson Foods, Inc., Class A	500	4,215
		964,855
TOTAL COMMON STOCKS (Cost $1,728,050)		$1,649,575
Total Investments (Global Agribusiness Fund)
(Cost $1,728,050) - 86.76%		$1,649,575
Other Assets in Excess of Liabilities - 13.24%		251,772
TOTAL NET ASSETS - 100.00%		$1,901,347
The portfolio had the following five top industry concentrations as of February 28, 2009 (as a percentage of total net assets):
Agriculture	37.89%
Food & Beverages	28.91%
Chemicals	18.14%
Transportation	1.05%
Commercial Services	0.77%

Global Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 7.43%
U.S. Treasury Bonds - 7.43%
3.50% due 02/15/2039	$2,000,000	$1,920,320
5.50% due 08/15/2028	8,100,000	9,727,598
6.00% due 02/15/2026	1,200,000	1,503,750
6.375% due 08/15/2027	1,500,000	1,963,828
7.875% due 02/15/2021	500,000	694,687
8.125% due 05/15/2021 (j)	10,100,000	14,337,263

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount		Value
U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury Bonds (continued)
8.50% due 02/15/2020		$1,800,000	$2,574,562
			32,722,008
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,355,598)			$32,722,008
U.S. GOVERNMENT AGENCY OBLIGATIONS - 33.57%
Federal Home Loan Mortgage Corp. - 12.86%
4.00% due 03/01/2010		763,363	763,486
4.50% due 02/01/2010		351,887	353,517
5.50% TBA **		40,500,000	41,370,118
6.00% TBA **		13,700,000	14,128,125
			56,615,246
Federal National Mortgage Association - 4.66%
0.8238% due 03/25/2044 (b)		520,823	488,004
3.253% due 11/01/2042 to 10/01/2044 (b)		785,793	777,016
3.253% due 06/01/2043 (b)***		3,031,794	2,999,375
3.995% due 11/01/2035 (b)		658,175	658,627
5.00% TBA **		1,500,000	1,542,187
5.145% due 09/01/2035 (b)		354,256	365,209
5.18% due 07/01/2035 (b)		348,788	360,171
6.00% TBA **		12,900,000	13,325,298
			20,515,887
Government National Mortgage Association - 16.05%
6.00% due 12/01/2099		1,100,000	1,155,000
6.00% due 09/20/2038 ***		4,614,618	4,774,507
6.00% TBA **		29,500,000	30,491,017
6.50% due 10/20/2038		1,904,428	1,986,557
6.50% TBA **		31,000,000	32,298,125
			70,705,206
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $147,680,273)			$147,836,339
FOREIGN GOVERNMENT OBLIGATIONS - 47.07%
Canada - 1.71%
Province of Ontario, Canada
4.70% due 06/02/2037	CAD	1,300,000	986,148
5.00% due 12/01/2038 (j)		3,700,000	2,819,585
5.75% due 12/01/2036 (j)		2,800,000	2,346,128
6.20% due 06/02/2031		100,000	89,200
9.00% due 06/01/2025 (j)		1,000,000	1,290,780
			7,531,841
France - 0.45%
Government of France
4.00% due 10/25/2038	EUR	1,600,000	1,978,826
Germany - 4.57%
Federal Republic of Germany
4.00% due 01/04/2037 (j)		4,000,000	5,172,522
4.25% due 07/04/2039 (j)		10,900,000	14,959,882
			20,132,404
Japan - 35.83%
Government of Japan
0.90% due 12/20/2012 (j)	JPY	2,690,000,000	27,887,854
1.00% due 06/10/2016 (j)		669,240,000	5,675,117
1.10% due 12/10/2016 (j)		2,003,930,000	17,054,811
1.10% due 09/20/2012 (j)		3,450,000,000	36,050,635
1.20% due 03/10/2017 (j)		161,600,000	1,378,638
1.20% due 06/10/2017 (j)		2,233,000,000	18,867,071
1.20% due 12/10/2017 (j)		292,500,000	2,469,893
1.30% due 03/20/2018 (j)		530,000,000	5,506,944
1.50% due 12/20/2017 (j)		1,370,000,000	14,516,245
2.40% due 03/20/2034 (j)		60,000,000	661,729
2.50% due 09/20/2035 (j)		540,000,000	6,087,075
2.50% due 06/20/2036 (j)		1,780,000,000	20,086,432
2.50% due 03/20/2036		140,000,000	1,576,086
			157,818,530
Netherlands - 0.29%
Government of Netherlands zero coupon due 04/17/2009	EUR	1,000,000	1,266,343
United Kingdom - 4.22%
Government of United Kingdom
4.25% due 03/07/2036	GBP	2,000,000	2,798,091
4.25% due 06/07/2032 (j)		6,700,000	9,289,870
4.50% due 12/07/2042 (j)		1,400,000	2,038,112
4.75% due 03/07/2020 (j)		800,000	1,245,893
4.75% due 12/07/2038 (j)		2,100,000	3,213,800
			18,585,766
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $224,385,259)			$207,313,710
CORPORATE BONDS - 49.98%
Australia - 0.77%
Commonwealth Bank of Australia, Series TCD
4.50% due 02/20/2014	AUD	2,500,000	1,596,050
National Australia Bank, Ltd., EMTN
1.6962% due 06/29/2016 (b)		$500,000	417,774
1.7675% due 06/19/2017 (b)		1,700,000	1,379,927
			3,393,751
Canada - 2.57%
Alcan, Inc.
6.45% due 03/15/2011		700,000	675,551
Canadian Imperial Bank of Commerce, Series EMTN
5.25% due 09/16/2010	EUR	3,000,000	3,923,661
Citigroup Finance Canada, Inc., MTN
5.50% due 05/21/2013	CAD	300,000	212,886
DaimlerChrysler Canada Finance, Inc., MTN
4.85% due 03/30/2009		700,000	547,912
Falconbridge, Ltd.
7.35% due 06/05/2012		$3,000,000	2,515,209
Master Credit Card Trust, Series 06-1
4.38% due 11/21/2009	CAD	1,600,000	1,275,888
Toronto-Dominion Bank, Series E, MTN
5.375% due 05/14/2015	EUR	1,700,000	2,166,317
			11,317,424

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Cayman Islands - 2.13%
Foundation Re II, Ltd.
7.9875% due 11/26/2010 (b)(h)		$400,000	$381,400
Mitsubishi UFJ Financial Group, Inc., Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)		1,700,000	1,170,474
Mizuho Financial Group (Cayman), Ltd.
8.375% due 12/29/2049		2,500,000	2,377,275
MUFG Capital Finance 2, Ltd.
4.85% due 12/31/2049 (b)	EUR	2,500,000	1,584,656
Residential Reinsurance 2007, Ltd., Series CL4
8.2025% due 06/07/2010 (b)(h)		$1,900,000	1,815,450
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(h)		1,700,000	1,017,518
STB Finance Cayman, Ltd.
1.81% due 08/12/2049 (b)	JPY	100,000,000	1,022,492
			9,369,265
France - 1.75%
BNP Paribas Covered Bonds SA, EMTN
4.75% due 05/28/2013	EUR	1,700,000	2,253,796
Lafarge SA
6.50% due 07/15/2016		$2,000,000	1,440,918
Vivendi
5.75% due 04/04/2013 (h)		4,300,000	4,019,709
			7,714,423
Germany - 0.92%
Deutsche Bank AG
4.875% due 05/20/2013		2,500,000	2,429,265
6.00% due 09/01/2017		1,700,000	1,615,396
			4,044,661
Ireland - 0.37%
Osiris Capital PLC, Series D
6.0944% due 01/15/2010 (b)(h)		500,000	488,600
TransCapitalInvest, Ltd., for OJSC AK Transneft
8.70% due 08/07/2018 (h)		1,500,000	1,158,750
			1,647,350
Japan - 0.61%
Bank of Tokyo-Mitsubishi UFJ, Ltd., Series E, MTN
3.50% due 12/16/2015 (b)	EUR	600,000	658,960
Mizuho Trust & Banking Company
3.0025% due 04/27/2009	JPY	100,000,000	1,026,834
Sumitomo Mitsui Bank
1.4206% due 12/31/2049		100,000,000	1,017,059
			2,702,853
Luxembourg - 0.89%
Gaz Capital SA
7.343% due 04/11/2013 (h)		$1,000,000	827,500
8.146% due 04/11/2018 (h)		700,000	502,250
Telecom Italia Capital SA
1.65% due 02/01/2011 (b)		3,000,000	2,585,262
			3,915,012
Netherlands - 0.13%
Deutsche Telekom International Finance BV
8.75 due 06/15/2030		500,000	568,461
Norway - 0.51%
DnB NOR Boligkreditt, EMTN
4.50% due 05/16/2011	EUR	1,700,000	2,226,233
South Korea - 0.29%
Export-Import Bank of Korea, Series E, MTN
5.75% due 05/22/2013		1,100,000	1,259,995
Spain - 1.84%
Bankinter SA, Series DMTN
5.00% due 05/14/2010		3,600,000	4,657,689
Caja de Ahorros y Monte de Piedad de Madrid, SA
4.25% due 02/21/2014		2,700,000	3,433,707
			8,091,396
Switzerland - 0.99%
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		$5,000,000	4,371,790
United Kingdom - 0.83%
Barclays Bank PLC
7.70% due 12/31/2049 (b)(h)		1,000,000	497,040
Barclays Bank PLC, EMTN
2.628% due 04/20/2016 (b)	EUR	600,000	511,058
8.25% due 02/28/2049 (b)	GBP	600,000	546,925
HBOS Treasury Services PLC, MTN
1.1825% due 07/17/2009 (b)(h)		$200,000	198,524
Pearson Dollar Finance Two PLC
6.25% due 05/06/2018 (h)		1,000,000	864,638
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	3,500,000	621,198
XL Capital Finance PLC
6.50% due 01/15/2012		$600,000	428,971
			3,668,354
United States - 35.38%
ACE INA Holdings, Inc.
5.875% due 06/15/2014		300,000	292,867
Alcoa, Inc.
6.00% due 01/15/2012		1,900,000	1,609,422
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		1,800,000	1,775,633
Altria Group, Inc.
9.25% due 08/06/2019		2,000,000	2,038,502
American Electric Power Company, Inc.
5.25% due 06/01/2015		2,000,000	1,854,488
American Express Bank FSB
5.50% due 04/16/2013		3,700,000	3,501,632
American Express Bank FSB, BKNT
0.5969% due 06/12/2012 (b)		900,000	745,333
American Express Company
7.00% due 03/19/2018		4,500,000	4,237,888
American Express Credit Corp., MTN
1.8787% due 05/27/2010 (b)		700,000	660,157
5.875% due 05/02/2013		1,200,000	1,102,097
American General Finance Corp.
6.90% due 12/15/2017		2,000,000	795,222
American International Group, Inc.
8.175% due 05/15/2058 (b)(h)		3,600,000	575,194
8.25% due 08/15/2018 (h)		1,800,000	1,112,866
American International Group, Inc., MTN
5.85% due 01/16/2018		2,200,000	1,162,702

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
United States (continued)
American International Group, Inc., Series A3
4.875% due 03/15/2067 (b)	EUR	1,000,000	$63,387
American International Group, Inc., Series REGS
8.00% due 05/22/2038 (b)		1,150,000	116,633

Amgen, Inc.
6.15% due 06/01/2018		$3,000,000	3,119,661
Autozone, Inc.
5.875% due 10/15/2012		500,000	490,473
BAE Systems Holdings, Inc.
6.40% due 12/15/2011 (h)		700,000	724,639
Bank of America Corp.
8.125% due 12/29/2049 (b)		4,400,000	1,602,480
Bank of America Corp., Series E, MTN
4.625% due 02/07/2017	EUR	1,500,000	1,350,859
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		$3,100,000	3,208,702
7.25% due 02/01/2018		4,400,000	4,562,980
BellSouth Corp.
5.20% due 09/15/2014		600,000	596,125
Boston Scientific Corp.
6.00% due 06/15/2011		700,000	691,250
Capital One Financial Corp., MTN
5.70% due 09/15/2011		600,000	559,609
Citigroup Funding, Inc., MTN
0.4731% due 04/23/2009 (b)		300,000	296,365
Citigroup, Inc.
5.50% due 04/11/2013		3,400,000	3,078,731
6.00% due 08/15/2017		1,900,000	1,617,901
6.125% due 11/21/2017		6,600,000	5,637,185
6.125% due 05/15/2018		8,300,000	7,157,580
8.40% due 04/29/2049 (b)		4,300,000	1,505,430
Clorox Company
5.45% due 10/15/2012		2,000,000	2,034,448
CNA Financial Corp.
6.00% due 08/15/2011		1,000,000	910,540
Consumers Energy Company
5.00% due 02/15/2012		900,000	885,821
CVS Caremark Corp.
5.75% due 08/15/2011		700,000	723,523
D.R. Horton, Inc.
6.00% due 04/15/2011		800,000	720,000
DaimlerChrysler NA Holding Corp., MTN
5.75% due 09/08/2011		300,000	282,448
FPL Group Capital, Inc.
2.7513% due 06/17/2011 (b)		1,200,000	1,095,704
General Electric Capital Corp.
5.875% due 01/14/2038		5,000,000	3,554,530
6.375% due 11/15/2067 (b)		1,000,000	579,755
General Electric Capital Corp., MTN
2.1506% due 05/22/2013 (b)		1,900,000	1,566,048
GlaxoSmithKline Capital, Inc.
5.65% due 05/15/2018		1,900,000	1,956,113
Goldman Sachs Group, Inc.
5.25% due 06/01/2016	CAD	1,500,000	961,158
5.95% due 01/18/2018		$1,300,000	1,162,035
6.15% due 04/01/2018		1,000,000	908,649
7.25% due 04/10/2028	GBP	300,000	369,529
Goldman Sachs Group, Inc., EMTN
6.375% due 05/02/2018	EUR	1,000,000	1,066,955
Goldman Sachs Group, Inc., Series E, MTN
5.375% due 02/15/2013		700,000	807,908
HJ Heinz Finance Company
6.00% due 03/15/2012 (b)		$600,000	622,163
Home Depot, Inc.
5.40% due 03/01/2016		1,000,000	892,215
HSBC Finance Corp.
5.25% due 01/15/2014		1,700,000	1,589,174
Intuit, Inc.
5.75% due 03/15/2017		2,000,000	1,738,110
J.C. Penney Company, Inc.
8.00% due 03/01/2010		700,000	694,862
Johnson Controls, Inc.
5.25% due 01/15/2011		600,000	549,704
JPMorgan Chase & Company
6.00% due 01/15/2018		5,400,000	5,219,721
6.40% due 05/15/2038		1,900,000	1,817,749
JPMorgan Chase & Company, MTN
5.058% due 02/22/2021 (b)	CAD	700,000	433,365
JPMorgan Chase Bank NA
4.375% due 11/30/2021 (b)	EUR	500,000	397,315
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036		$900,000	636,552
Kinder Morgan Energy Partners LP, MTN
6.95% due 01/15/2038		2,500,000	2,302,535
Lehman Brothers Holdings, Inc., MTN
5.625% due 01/24/2013 ^		3,600,000	468,000
6.875% due 05/02/2018 ^		4,200,000	546,000
Loews Corp.
5.25% due 03/15/2016		200,000	182,297
Masco Corp.
6.125% due 10/03/2016		700,000	482,142
McKesson Corp.
5.70% due 03/01/2017		600,000	556,675
Merrill Lynch & Company, Inc., MTN
1.3275% due 08/14/2009 (b)		300,000	295,837
3.4719% due 05/12/2010 (b)		2,500,000	2,357,190
6.875% due 04/25/2018		4,000,000	3,328,216
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (h)		3,500,000	3,343,578
Morgan Stanley
1.5356% due 10/18/2016 (b)		600,000	427,304
4.75% due 04/01/2014		3,500,000	2,934,771
6.25% due 08/28/2017		300,000	271,203
Morgan Stanley, MTN
6.00% due 04/28/2015		9,400,000	8,548,526
Motorola, Inc.
6.00% due 11/15/2017		700,000	468,473
Nabors Industries, Inc.
6.15% due 02/15/2018		2,000,000	1,552,454
Nationwide Health Properties, Inc.
6.50% due 07/15/2011		600,000	543,196
Newell Rubbermaid, Inc.
4.00% due 05/01/2010		600,000	587,382
Nisource Finance Corp.
5.40% due 07/15/2014		200,000	157,037
Norfolk Southern Corp.
5.257% due 09/17/2014		2,000,000	1,997,526

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
United States (continued)
President and Fellows of Harvard College
6.50% due 01/15/2039 (h)		$1,700,000	$1,753,518
Pricoa Global Funding I
1.2744% due 01/30/2012 (b)(h)		3,000,000	2,213,319
1.5963% due 06/26/2012 (b)(h)		2,900,000	2,134,951
Prudential Financial, Inc., MTN
6.625% due 12/01/2037		2,000,000	1,402,972
Rabobank Capital Funding Trust
5.254% due 12/29/2049 (b)(h)		1,700,000	731,000
Reynolds American, Inc.
2.6962% due 06/15/2011 (b)		800,000	717,610
Sabre Holdings Corp.
7.35% due 08/01/2011		700,000	301,000
Sara Lee Corp.
6.25% due 09/15/2011		500,000	515,267
Sealed Air Corp.
5.625% due 07/15/2013 (h)		700,000	593,926
Simon Property Group LP
6.10% due 05/01/2016		1,000,000	791,351
Southwest Airlines Company
5.125% due 03/01/2017		500,000	390,507
Sprint Capital Corp.
8.75% due 03/15/2032		200,000	120,500
Sprint Nextel Corp.
6.00% due 12/01/2016		1,000,000	650,000
State Street Capital Trust IV
2.9963% due 06/15/2037 (b)		1,800,000	699,674
Target Corp.
7.00% due 01/15/2038		2,100,000	2,017,031
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (h)		300,000	248,042
Verizon Communications, Inc.
4.35% due 02/15/2013		4,000,000	3,944,908
Viacom, Inc.
5.75% due 04/30/2011		600,000	581,829
Virginia Electric & Power Company
6.35% due 11/30/2037		100,000	100,847
Wachovia Corp., MTN
5.50% due 05/01/2013		4,200,000	4,044,256
WEA Finance LLC
7.125% due 04/15/2018 (h)		2,000,000	1,652,334
Wells Fargo & Company
4.375% due 01/31/2013		1,900,000	1,797,997
Wells Fargo Capital XIII, MTN, Series G
7.70% due 12/29/2049		2,000,000	973,760
WM Covered Bond Program, Series EMTN
3.875% due 09/27/2011	EUR	3,500,000	4,083,877
			155,830,905
TOTAL CORPORATE BONDS (Cost $274,378,454)			$220,121,873
MUNICIPAL BONDS - 2.49%
California - 1.70%
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series A
5.00% due 06/01/2038		$4,300,000	3,380,789
Golden State Tobacco Securitization Corp.,
California Tobacco Settlement Revenue, Series A-1
5.125% due 06/01/2047		300,000	161,031
State of California
5.00% due 11/01/2037		2,800,000	2,561,328
5.00% due 12/01/2037		1,500,000	1,371,975
			7,475,123
Illinois - 0.55%
Chicago Illinois Transit Authority, Series A
6.899% due 12/01/2040		2,100,000	2,134,524
Chicago Illinois, Series A
4.75% due 01/01/2030		300,000	289,962
			2,424,486
New York - 0.02%
New York City Municipal Water Finance Authority, Water & Sewer Revenue, Series 1289
8.917% due 12/15/2013 (b)		130,000	103,722
Ohio - 0.22%
Buckeye Tobacco Settlement Financing Authority
5.875% due 06/01/2047		1,700,000	962,982
Puerto Rico - 0.00%
Puerto Rico Sales Tax Financing Corp.
zero coupon due 08/01/2054		500,000	19,505
TOTAL MUNICIPAL BONDS (Cost $12,865,659)			$10,985,818
COLLATERALIZED MORTGAGE OBLIGATIONS - 20.41%
Australia - 1.76%
Crusade Global Trust, Series 2004-2, Class A2
2.052% due 11/19/2037 (b)	EUR	1,105,049	1,217,834
Puma Finance, Ltd., Series 2004-P10, Class BA
3.57% due 07/12/2036 (b)	AUD	546,820	326,933
Puma Finance, Ltd., Series 2005-P11, Class BA
3.37% due 08/22/2037 (b)		470,921	271,750
Superannuation Members Home Loans Global Fund, Series 2004-7, Class A1
2.3256% due 03/09/2036 (b)		$1,402,945	1,232,199
Swan, Series 2006-1E, Class A1
1.3019% due 05/12/2037 (b)		2,035,751	1,815,804
Swan, Series 2006-1E, Class A2
3.2867% due 05/12/2037 (b)	AUD	1,832,176	1,070,065
Torrens Trust, Series 2007-1, Class A
3.63% due 09/19/2014 (b)(e)		2,962,479	1,829,689
			7,764,274
Ireland - 0.56%
German Residential Asset Note Distributor PLC, Series 2006-1, Class A
2.693% due 07/20/2016 (b)	EUR	1,234,744	1,218,417
Immeo Residential Finance PLC, Series 2007-2, Class A
3.489% due 12/15/2016 (b)		1,340,736	1,255,242
			2,473,659

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Italy - 0.07%
IntesaBci Sec 2 SRL, Series 2003-1, Class A2
4.181% due 08/28/2023 (b)	EUR	264,654	$321,026
Netherlands - 0.69%
Atomium Mortgage Finance BV, Series 2003-I, Class A
1.968% due 04/18/2009 (b)		556,700	704,585
Delphinus BV, Series 2001-II, Class A1
4.191% due 11/28/2031 (b)		939,496	1,134,326
Dutch Mortgage Portfolio Loans, BV, Series III, Class A
2.15% due 11/20/2035 (b)		1,004,373	1,170,419
			3,009,330
Spain - 0.10%
Bancaja Fondo de Titulizacion de Activos, Series 2005-8, Class A
2.364% due 10/25/2037 (b)		491,725	424,562
United States - 17.23%
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1
5.142% due 09/25/2035 (b)		$168,557	98,848
American Home Mortgage Investment Trust, Series 2007-1, Class GA2
0.6294% due 05/25/2047 (b)		448,216	89,876
American Home Mortgage Investment Trust, Series 2004-3, Class 5A
4.29% due 10/25/2034 (b)		541,421	376,936
Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A2
4.772% due 07/11/2043		1,224,879	1,193,141
Banc of America Funding Corp., Series 2006-A, Class 1A1
4.6091% due 02/20/2036 (b)		1,730,608	1,242,083
Banc of America Funding Corp., Series 2006-J, Class 4A1
6.1135% due 01/20/2047 (b)		236,153	116,205
Banc of America Mortgage Securities, Series 2004-4, Class 1A9
5.00% due 05/25/2034		1,432,588	1,238,218
BCAP LLC Trust, Series 2006-AA2, Class A1
0.6438% due 01/25/2037 (b)		2,737,135	1,096,591
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-5, Class 1A2
4.7502% due 08/25/2033 (b)		126,711	104,376
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-7, Class 6A
4.6462% due 10/25/2033 (b)		276,521	245,710
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1
5.4003% due 02/25/2034 (b)		34,060	22,719
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 22A
4.5108% due 05/25/2034 (b)		425,208	305,356
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-2, Class 23A
4.6299% due 05/25/2034 (b)		183,755	181,997
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1
2.87% due 03/25/2035 (b)		2,735,675	2,140,139
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2
2.4238% due 03/25/2035 (b)		952,171	744,213
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1
2.47% due 08/25/2035 (b)		1,474,161	1,195,718
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2
4.55% due 08/25/2035 (b)		1,615,991	1,307,062
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1
4.625% due 10/25/2035 (b)		3,135,038	2,409,162
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4929% due 09/25/2036 (b)		2,095,988	1,082,416
Bear Stearns Alt-A Trust, Series 2005-9, Class 24A1
5.5422% due 11/25/2035 (b)		1,078,802	651,614
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1
0.6338% due 02/25/2034 (b)		100,159	44,271
Bear Stearns Alt-A Trust, Series 2006-6, Class 31A1
5.7431% due 11/25/2036 (b)		2,443,097	1,190,584
Bear Stearns Alt-A Trust, Series 2006-6, Class 32A1
5.737% due 10/25/2036 (b)		1,856,711	904,481
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1
5.656% due 01/26/2036 (b)		1,124,546	695,521
Bella Vista Mortgage Trust, Series 2005-2, Class 2A1
0.6094% due 05/20/2045 (b)		796,442	305,331
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B
5.70% due 02/10/2017 (b)		900,000	472,408
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)		446,539	352,071
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A
4.70% due 12/25/2035		2,197,120	1,610,222
Citigroup Mortgage Loan Trust, Inc., Series 2005-12, Class 2A1
1.1894% due 08/25/2035 (b)		1,138,735	940,360
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1
4.05% due 08/25/2035 (b)		828,584	664,847
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2
4.2475% due 08/25/2035 (b)		929,897	740,476
Commercial Mortgage Pass Through Certificates, Series 2006-CN2A, Class A2FL
0.665% due 02/05/2019 (b)(h)		2,600,000	1,876,718
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A3
5.25% due 06/25/2035		282,628	159,741
Countrywide Alternative Loan Trust, Series 2005-56, Class 2A2
3.8625% due 11/25/2035 (b)		123,481	54,734
Countrywide Alternative Loan Trust, Series 2005-56, Class 2A3
3.3225% due 11/25/2035 (b)		123,396	53,444

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1
0.5394% due 02/20/2047 (b)	$2,325,344	$940,177
Countrywide Alternative Loan Trust, Series 2007-11T1, Class A12
0.8238% due 05/25/2037 (b)	530,109	197,544
Countrywide Alternative Loan Trust, Series 2007-16CB, Class 5A1
6.25% due 08/25/2037	257,132	124,292
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A9
6.00% due 04/25/2037	415,916	239,268
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A
0.6538% due 05/25/2047 (b)	2,436,578	1,007,385
Countrywide Alternative Loan Trust, Series 2005-11CB, Class 2A8
4.50% due 06/25/2035	553,153	502,508
Countrywide Alternative Loan Trust, Series 2005-81, Class A1
0.7538% due 02/25/2037 (b)	4,349,761	1,772,576
Countrywide Alternative Loan Trust, Series 2006-OA1, Class 2A1
0.5694% due 03/20/2046 (b)	1,465,561	579,848
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 11A1
4.7402% due 08/25/2034 (b)	108,047	57,401
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-22, Class A3
4.786% due 11/25/2034 (b)	333,221	228,473
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R2, Class 1AF1
0.7294% due 06/25/2035 (b)(h)	148,139	100,548
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB9, Class 5A1
5.25% due 02/20/2036 (b)	633,974	323,579
Countrywide Home Loans, Series 2004-12, Class 12A1
4.714% due 08/25/2034 (b)	1,024,173	667,601
Countrywide Home Loans, Series 2004-25, Class 1A1
0.8037% due 02/25/2035 (b)	276,386	132,480
Countrywide Home Loans, Series 2004-25, Class 2A1
0.8138% due 02/25/2035 (b)	332,916	162,292
Countrywide Home Loans, Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	702,669	397,788
CS First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3
4.8997% due 07/25/2033 (b)	34,838	29,628
CS First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1
4.7504% due 08/25/2033 (b)	374,524	303,354
Federal Home Loan Mortgage Corp., Series T-63, Class 1A1
3.253% due 02/25/2045 (b)	307,707	270,763
Federal Home Loan Mortgage Corp., Series 2004-2770, Class YW
4.00% due 06/15/2022	70,859	70,750
Federal Home Loan Mortgage Corp., Series 2004-2895, Class F
0.805% due 06/15/2031 (b)	611,534	602,486
Federal Home Loan Mortgage Corp., Series 2006-3117, Class PN
5.00% due 11/15/2021	281,075	281,275
Federal National Mortgage Association, Series 2003-W6, Class F
0.8238% due 09/25/2042 (b)	669,749	631,267
Federal National Mortgage Association, Series 2005-120, Class NF
0.5738% due 01/25/2021 (b)	379,567	372,827
Federal National Mortgage Association, Series 2006-15, Class FC
0.5194% due 03/25/2036 (b)	1,081,739	920,172
Federal National Mortgage Association, Series 2006-16, Class FC
0.6894% due 03/25/2036 (b)	2,204,175	2,116,196
Federal National Mortgage Association, Series 2006-5, Class 3A2
4.6682% due 02/25/2036 (b)	988,081	991,665
First Horizon Asset Securities, Inc., Series 2003-AR2, Class 2A1
4.4031% due 07/25/2033 (b)	91,236	89,417
First Horizon Asset Securities, Inc., Series 2003-AR4, Class 2A1
4.7416% due 12/25/2033 (b)	218,298	175,325
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1
5.3555% due 08/25/2035 (b)	162,921	119,786
First Republic Mortgage Loan Trust, Series 2001-FRB1, Class A
0.8113% due 11/15/2031 (b)	379,292	294,227
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A
4.6734% due 06/25/2034 (b)	25,286	13,676
GMAC Mortgage Corp. Loan Trust, Series 2004-J4, Class A1
5.50% due 09/25/2034	843,937	776,284
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A
0.5537% due 10/25/2046 (b)	1,738,831	1,408,873
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1
5.4628% due 10/25/2033 (b)	22,750	17,094
GS Mortgage Securities Corp., Series 2003-1, Class A2
1.1738% due 01/25/2032 (b)	299,007	226,139
GSR Mortgage Loan Trust, Series 2003-1, Class A2
4.5128% due 03/25/2033 (b)	234,038	189,309
Harborview Mortgage Loan Trust, Series 2003-1, Class A
5.0351% due 05/19/2033 (b)	375,827	308,966
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1
5.1395% due 07/19/2035 (b)	52,645	27,830

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Harborview Mortgage Loan Trust, Series 2006-1, Class 2A1A
0.7063% due 03/19/2037 (b)	$1,510,529	$636,309
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11
0.5563% due 01/19/2038 (b)	887,183	803,042
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A
0.6563% due 01/19/2038	2,284,404	950,135
Impac Secured Assets Corp., Series 2006-4, Class A2A
0.4694% due 01/25/2037 (b)	912,317	780,725
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A
5.0481% due 12/25/2034 (b)	93,466	62,067
JPMorgan Alternative Loan Trust, Series 2006-A6, Class 2A1
5.50% due 11/25/2036 (b)	691,891	550,455
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,100,000	663,539
JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1
4.3753% due 11/25/2033 (b)	286,852	227,614
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1
5.0214% due 02/25/2035 (b)	535,356	402,544
JPMorgan Mortgage Trust, Series 2004-S1, Class 1A3
4.50% due 08/25/2019	1,442,552	1,385,793
Lehman Brothers Floating Rate Commercial
Mortgage Trust, Series 2006-LLFA, Class A1
0.535% due 09/15/2021 (b)(h)	330,254	256,602
Mastr Adjustable Rate Mortgages Trust, Series 2004-6, Class 4A4
4.1374% due 07/25/2034 (b)	17,101	16,505
Mellon Residential Funding Corp., Series 2000-TBC3, Class A1
0.9013% due 12/15/2030 (b)	1,018,160	811,815
Merrill Lynch Mortgage Investors, Inc., Series 2003-A2, Class 1A1
5.3631% due 02/25/2033 (b)	133,448	113,358
Merrill Lynch Mortgage Investors, Inc., Series 2005-2, Class 1A
2.8675% due 10/25/2035 (b)	1,372,138	1,043,352
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2
0.7237% due 08/25/2036 (b)	225,386	101,249
Merrill Lynch Mortgage Investors, Inc., Series 2003-C, Class A1
0.7194% due 06/25/2028 (b)	638,083	433,934
Merrill Lynch Mortgage Trust, Series 2004-BPC1, Class A1
3.585% due 10/12/2041	138,736	137,486
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4
5.378% due 08/12/2048	900,000	456,592
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3
5.9571% due 08/12/2049 (b)	2,000,000	1,183,255
Puma Finance, Ltd., Series 2006-G5, Class A1
1.3206% due 02/21/2038 (b)	1,532,888	1,331,142
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1
0.6538% due 06/25/2046 (b)	2,689,130	1,123,171
Residential Accredit Loans, Inc., Series 2007-QO2, Class A1
0.6237% due 02/25/2047 (b)	615,032	212,881
Residential Accredit Loans, Inc., Series 2006-QO3, Class A1
0.5994% due 04/25/2046 (b)	1,686,572	695,832
Residential Asset Securitization Trust, Series 2005-A15, Class 5A1
5.75% due 02/25/2036	360,900	239,541
Residential Asset Securitization Trust, Series 2006-R1, Class A2
0.8737% due 01/25/2046 (b)	705,813	317,680
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21
5.2044% due 09/25/2035 (b)	201,170	129,376
Sequoia Mortgage Trust, Series 5, Class A
0.8163% due 10/19/2026 (b)	253,201	200,543
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A1
4.9237% due 02/25/2034 (b)	186,747	126,443
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A2
5.2621% due 02/25/2034 (b)	1,027,106	670,696
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 7A1
5.1889% due 09/25/2034 (b)	870,163	630,994
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-19, Class 2A1
3.0333% due 01/25/2035 (b)	838,000	388,381
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2
5.0033% due 04/25/2034 (b)	412,146	269,211
Structured Asset Mortgage Investments, Inc., Series 2006-AR3, Class 12A1
0.6094% due 05/25/2036 (b)	2,003,220	799,649
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1
0.5938% due 08/25/2036 (b)	1,910,440	1,597,594
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class APB
5.037% due 03/15/2042	1,700,000	1,392,737
WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A5
4.5658% due 09/25/2033 (b)	739,010	726,961
WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A6
4.5634% due 09/25/2033 (b)	4,000,000	3,376,870
WaMu Mortgage Pass Through Certificates, Series 2004-AR9, Class A7
4.1352% due 08/25/2034 (b)	1,500,000	1,450,122

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)

Shares or
Principal
Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
WaMu Mortgage Pass Through Certificates, Series 2006-AR19, Class 1A
2.5625% due 01/25/2047 (b)	$657,957	$198,736
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A
3.023% due 11/25/2042 (b)	447,629	278,470
WaMu Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7
4.5311% due 06/25/2033 (b)	128,366	103,502
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
0.7638% due 10/25/2045 (b)	201,762	97,819
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A1A
0.7837% due 01/25/2045 (b)	343,271	151,306
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
0.7038% due 04/25/2045 (b)	585,861	263,733
WaMu Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A
2.6325% due 12/25/2046 (b)	492,333	178,009
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A
2.823% due 02/25/2046 (b)	1,125,577	409,296
WaMu Mortgage Pass-Through Certificates, Series 2003-R1, Class A1
1.0137% due 12/25/2027 (b)	1,048,435	869,895
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR5, Class 3A
2.7625% due 07/25/2046 (b)	461,497	141,647
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class A1
3.7376% due 09/25/2034 (b)	1,916,365	1,463,140
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	2,172,259	1,450,445
75,880,851
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $128,747,897)	$89,873,702
ASSET BACKED SECURITIES - 7.91%
Ireland - 0.68%
Cars Alliance Funding PLC, Series 2007-1, Class A
2.917% due 10/08/2023 (b)	EUR	1,700,000	1,922,448
SC Germany Auto, Series 2007-1, Class A
1.75% due 08/11/2015 (b)	873,493	1,061,791
2,984,239
Italy - 0.24%
Locat Securitisation Vehicle Srl, Series 2006-4, Class A2
3.536% due 12/12/2028 (b)	900,000	1,051,596
Luxembourg - 0.23%
Silver Arrow SA, Series 2006-2, Class A
1.717% due 08/15/2014 (b)	822,938	1,032,229
United States - 6.76%
Access Group, Inc., Series 2008-1, Class A
2.4594% due 10/27/2025 (b)	$2,665,906	2,458,799
ACE Securities Corp., Series 2006-NC1, Class A2B
0.5394% due 12/25/2035 (b)	585,708	562,237
Argent Securities, Inc., Series 2006-M2, Class A2A
0.5238% due 09/25/2036 (b)	71,449	70,706
BA Credit Card Trust, Series 2006-A9, Class A9
0.465% due 02/15/2013 (b)	3,400,000	3,211,738
Capital Auto Receivables Asset Trust, Series 2008-2, Class A2B
1.375% due 03/15/2011 (b)	454,524	439,190
Chase Issuance Trust, Series 2008-A13, Class A13
3.4962% due 09/15/2015 (b)	5,700,000	5,312,932
Citigroup Commercial Mortgage Trust, Series 2006-FL2, Class A1
0.525% due 08/15/2021 (b)(h)	13,482	11,362
Countrywide Asset-Backed Certificates, Series 2007-2, Class 2A1
0.4867% due 08/25/2037 (b)	681,319	616,061
Countrywide Asset-Backed Certificates, Series 2006-25, Class 2A1
0.5437% due 06/25/2037 (b)	1,308,983	1,195,004
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3
0.5238% due 11/25/2036 (b)	1,019,268	906,336
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF18, Class A2A
0.4594% due 12/25/2037 (b)	851,314	806,558
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B
1.355% due 01/15/2011 (b)	1,564,019	1,541,813
Franklin Auto Trust, Series 2008-A, Class A2
1.47% due 10/20/2011 (b)	1,414,867	1,376,133
Honda Auto Receivables Owner Trust, Series 2008-1, Class A2
3.77% due 09/20/2010	1,700,000	1,704,289
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1
0.5238% due 12/25/2036 (b)	1,109,094	990,294
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2
0.5238% due 08/25/2036 (b)	430,914	403,472
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
0.7538% due 10/25/2034 (b)	134,514	58,534
Mid-State Trust, Series 1995-4, Class A
8.33% due 04/01/2030	1,453,334	1,270,769
Nelnet Student Loan Trust, Series 2008-4, Class A1
1.6894% due 04/27/2015 (b)	1,504,838	1,493,788
Nomura Asset Acceptance Corp., Series 2006-S1, Class A1
0.5294% due 01/25/2036 (b)(h)	48,632	40,447
Residential Asset Mortgage Products, Inc., Series 2006-RZ5, Class A1A
0.4894% due 08/25/2046 (b)	718,324	669,769
Residential Asset Securities Corp., Series 2006-KS9, Class AI1
0.5437% due 11/25/2036 (b)	488,451	467,850

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
SACO I, Inc., Series 2005-10, Class 1A
0.6494% due 11/25/2033 (b)	$507,993	$248,025
SLM Student Loan Trust, Series 2003-6, Class A4
2.1962% due 12/17/2018 (b)	489,254	469,144
Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A1
0.4694% due 01/25/2037 (b)	479,650	460,098
Structured Asset Securities Corp., Series 2006-11, Class A1
5.0568% due 10/25/2035 (b)(h)	700,834	437,493
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)	3,000,000	1,861,858
Wells Fargo Home Equity Trust, Series 2005-2, Class AI1A
0.7038% due 10/25/2035 (b)(h)	434,908	392,893
Wells Fargo Home Equity Trust, Series 2005-3, Class AII2
0.6294% due 11/25/2035 (b)(h)	318,444	307,515
		29,785,107
TOTAL ASSET BACKED SECURITIES (Cost $39,532,279)		$34,853,171
PREFERRED STOCKS - 0.48%
United States - 0.48%
Bank of America Corp., 8.00% (k)	5,600,000	2,091,102
SLM Corp., 7.25% (k)	6,200	48,546
		2,139,648
TOTAL PREFERRED STOCKS (Cost $5,717,750)		$2,139,648
TERM LOANS - 0.95%
United States - 0.95%
Chrysler Financial
6.00% due 08/03/2012 (b)	3,923,117	2,040,021
Ford Motor Company, Term B
5.00% due 11/29/2013 (b)	980,000	313,192
Georgia Pacific Corp.
3.458% due 12/20/2012 (b)	867,895	749,102
HCA, Inc., Tranche B
3.708% due 11/16/2013 (b)	1,274,000	1,073,876
		4,176,191
TOTAL TERM LOANS (Cost $6,918,619)		$4,176,191
OPTIONS - 4.56%
United States - 4.56%
Chicago Board of Trade American Purchase Put on U.S. Treasury Bond 30 yrs. Futures
Expiration 05/22/2009 at $80.00 *	259,000	4,047
Chicago Board of Trade American Purchase Put on U.S. Treasury Note 10 yrs. Futures
Expiration 05/22/2009 at $85.00 *	433,000	6,766
Over The Counter European Purchase Call on Treasury Note, 3.25%
Expiration 03/13/2009 at $104.00 *	42,000,000	0
Over The Counter European Purchase Call Option on the USD vs. JPY
Expiration 03/27/2009 at $118.00 *	129,000,000	12,900
Over The Counter European Purchase Put on Federal National Mortgage Association TBA, 4.50%
Expiration 04/06/2009 at $78.25 *	4,000,000	0
Over The Counter European Purchase Put on Federal National Mortgage Association TBA, 5.00%
Expiration 04/09/2009 at $74.00 *	1,500,000	0
Expiration 04/06/2009 at $82.25 *	4,500,000	0
Over The Counter European Purchase Put on Federal National Mortgage Association TBA, 5.50%
Expiration 04/06/2009 at $86.25 *	10,400,000	0
Over The Counter European Purchase Put on Federal National Mortgage Association TBA, 6.00%
Expiration 04/09/2009 at $89.625 *	6,000,000	0
Expiration 04/06/2009 at $91.625 *	7,000,000	0
Expiration 05/05/2009 at $92.00 *	8,000,000	0
Over The Counter European Purchase Put on FG TBA, 5.00%
Expiration 04/06/2009 at $82.25 *	4,900,000	0
Over The Counter European Purchase Put on FG TBA, 5.50%
Expiration 04/06/2009 at $86.25 *	40,500,000	0
Over The Counter European Purchase Put on FG TBA, 6.00%
Expiration 04/06/2009 at $91.625 *	13,700,000	0
Over The Counter European Purchase Put on Government National Mortgage Association TBA, 6.00%
Expiration 04/13/2009 at $89.625 *	10,000,000	0
Expiration 03/11/2009 at $92.00 *	7,000,000	0
Expiration 05/12/2009 at $94.00 *	12,000,000	0
Over The Counter European Purchase Put on Government National Mortgage Association TBA, 6.50%
Expiration 04/13/2009 at $93.00 *	15,000,000	0
Expiration 05/12/2009 at $96.00 *	16,000,000	0
Over The Counter European Style Call on USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	10,100,000	295,629
Expiration 08/03/2009 at $3.45 *	61,200,000	1,791,336
Expiration 08/03/2009 at $3.45 *	9,200,000	269,286
Expiration 08/03/2009 at $3.50 *	126,700,000	3,827,645
Expiration 08/03/2009 at $3.85 *	33,300,000	1,227,575
Expiration 07/06/2009 at $4.25 *	48,900,000	2,234,124
Expiration 09/08/2009 at $4.75 *	57,800,000	3,053,505
Expiration 08/28/2009 at $5.00 *	37,000,000	2,142,722
Expiration 08/28/2009 at $5.00 *	74,100,000	4,291,235
Expiration 08/28/2009 at $5.00 *	16,200,000	938,165
		20,094,935
TOTAL OPTIONS (Cost $5,045,144)		$20,094,935

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.33%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$1,437,006 on 03/02/2009,
collateralized by $1,470,000
Federal Home Loan Bank Discount
Notes, zero coupon due
08/05/2009 (valued at $1,466,325
including interest)	$1,437,000	$1,437,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,437,000)		$1,437,000

SHORT TERM INVESTMENTS - 6.33%
U.S. Treasury Bills
zero coupon due 03/05/2009 to 06/11/2009 ***	$27,870,000	$27,867,417
TOTAL SHORT TERM INVESTMENTS (Cost $27,867,417)		$27,867,417
Total Investments (Global Bond Fund)
(Cost $907,931,349) - 181.51%		$799,421,812
Liabilities in Excess of Other Assets - (81.51)%		(358,990,668)
TOTAL NET ASSETS - 100.00%		$440,431,144

Global Infrastructure Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.45%
Australia - 2.66%
Macquarie Infrastructure Group	14,000	$9,049
Transurban Group, Ltd. *	12,000	33,802
		42,851
Bermuda - 0.13%
Frontline, Ltd.	100	2,029
Brazil - 0.82%
Brasil Telecom SA, ADR *	302	4,367
Cia Energetica de Minas Gerais, ADR	338	4,617
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR *	212	4,223
		13,207
Canada - 14.39%
Aecon Group, Inc.	4,000	28,612
ATCO, Ltd., Class I *	120	3,533
BCE, Inc. *	976	19,100
Canadian Utilities, Ltd.	100	3,246
Enbridge, Inc.	1,800	53,622
SNC-Lavalin Group, Inc.	1,100	25,109
The Churchill Corp. *	5,000	26,686
TransCanada Corp. *	3,000	72,180
		232,088
France - 5.96%
France Telecom SA, SADR	2,850	63,983
GDF Suez	1,016	32,085
		96,068
Germany - 2.58%
E.ON AG, ADR	491	12,609
Fraport AG, ADR	500	15,382
RWE AG	217	13,630
		41,621
Hong Kong - 2.11%
China Mobile, Ltd., SADR	787	34,116
Italy - 1.93%
Enel SpA	6,270	31,163
Japan - 6.21%
Kamigumi Company, Ltd.	1,000	6,407
Nippon Telegraph & Telephone Corp., ADR	2,207	46,744
NTT DoCoMo, Inc., SADR	3,058	47,002
		100,153
Mexico - 2.26%
America Movil SAB de CV, Series L, ADR	1,291	32,895
Telefonos de Mexico SAB de CV, Series L, SADR	261	3,586
		36,481
Netherlands - 3.24%
Koninklijke KPN NV, SADR *	4,073	52,216
Portugal - 2.61%
Electricidade de Portugal SA	13,317	42,067
Spain - 10.57%
Abertis Infraestructuras SA	2,400	33,139
Gas Natural SDG SA	1,447	25,939
Iberdrola SA	4,444	28,900
Telefonica SA, SADR	1,484	82,451
		170,429
Taiwan - 0.29%
Chunghwa Telecom Company, Ltd., ADR	309	4,743
Turkey - 0.27%
Turkcell Iletisim Hizmetleri AS, ADR	355	4,374
United Kingdom - 5.62%
National Grid PLC, SADR	99	4,412
Severn Trent PLC	1,172	18,167
United Utilities Group PLC	2,219	16,033
Vodafone Group PLC, SADR	2,935	52,096
		90,708
United States - 35.80%
Alliant Energy Corp.	1,371	31,711
American Tower Corp., Class A *	682	19,860
Apollo Group, Inc., Class A *	900	65,250
AT&T, Inc.	2,807	66,722
CenterPoint Energy, Inc.	1,585	16,357
DTE Energy Company	1,121	30,009
Edison International	1,245	33,889
El Paso Corp.	2,600	17,550
Energen Corp.	682	18,278
Entergy Corp.	241	16,241
FirstEnergy Corp.	823	35,027
Kinder Morgan Management LLC *	615	25,647
OGE Energy Corp.	187	4,099

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Infrastructure Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States (continued)
ONEOK, Inc.	687	$15,348
Pinnacle West Capital Corp.	1,245	32,694
Sempra Energy	469	19,496
Shenandoah Telecommunications Company	188	3,976
Spectra Energy Corp.	2,700	35,100
Telephone & Data Systems, Inc.	152	4,484
USA Mobility, Inc. *	440	4,022
Verizon Communications, Inc.	1,475	42,082
Williams Companies, Inc.	3,500	39,550
		577,392
TOTAL COMMON STOCKS (Cost $1,951,957)		$1,571,706
Total Investments (Global Infrastructure Fund)
(Cost $1,951,957) - 97.45%		$1,571,706
Other Assets in Excess of Liabilities - 2.55%		41,100
TOTAL NET ASSETS - 100.00%		$1,612,806
The portfolio had the following five top industry concentrations as of February 28, 2009 (as a percentage of total net assets):
Electrical Utilities	20.30%
Gas & Pipeline Utilities	17.67%
Telecommunications Equipment & Services	15.27%
Cellular Communications	11.10%
Telephone	10.14%

Global Real Estate Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.68%
Australia - 7.35%
Aspen Group, Ltd.	688,348	$124,018
CFS Gandel Retail Trust	2,247,800	2,406,299
Charter Hall Group, Ltd	61,102	6,950
Commonwealth Property Office Fund, Ltd.	2,095,851	1,270,873
Compass Hotel Group, Ltd. *	98,375	3,208
Dexus Property Group, REIT	4,095,717	1,792,699
General Property Trust, Ltd.	3,294,839	972,688
ING Office Fund	1,484,927	242,583
Macquarie Goodman Group, Ltd.	3,390,062	545,109
Macquarie Leisure Trust Group	213,885	122,181
Macquarie Office Trust	3,230,168	242,194
Mirvac Group, Ltd.	1,289,999	684,350
Stockland Company, Ltd.	1,643,759	2,815,433
Westfield Group	2,025,049	13,579,857
		24,808,442
Austria - 0.33%
Conwert Immobilien Invest AG *	225,000	1,103,048
Canada - 2.41%
Allied Properties Real Estate Investment Trust	160,250	1,618,623
Boardwalk Real Estate Investment Trust	65,000	1,304,394
Extendicare Real Estate Investment Trust	364,200	1,288,241
First Capital Realty, Inc., REIT	91,750	1,093,327
RioCan Real Estate Investment Trust	283,250	2,825,375
		8,129,960
Finland - 0.43%
Technopolis Oyj	410,000	1,449,576
France - 5.26%
Fonciere Des Regions (a)	30,000	1,504,682
Klepierre SA	140,000	2,831,907
Societe de la Tour Eiffel	11,753	219,067
Unibail-Rodamco, REIT	105,000	13,181,625
		17,737,281
Guernsey - 0.12%
Camper & Nicholsons Marina Investments, Ltd. *	1,250,000	402,638
Hong Kong - 15.33%
China Overseas Land & Investment, Ltd.	5,961,452	7,786,025
China Resources Land, Ltd.	4,349,000	4,645,726
Hang Lung Properties, Ltd.	2,211,592	4,189,328
Henderson Land Development Company, Ltd.	1,030,000	3,419,717
Kerry Properties, Ltd.	670,803	1,251,114
Link, REIT	4,051,500	7,689,741
New World China Land, Ltd.	3,672,000	840,525
New World Development Company, Ltd.	3,719,863	3,320,131
Sino Land Company, Ltd.	1,100,000	846,229
Sun Hung Kai Properties, Ltd.	2,287,173	17,739,764
		51,728,300
Japan - 14.86%
Aeon Mall Company, Ltd.	176,300	1,864,740
Japan Real Estate Investment Corp., REIT	830	6,179,048
Japan Retail Fund Investment Corp., REIT	669	2,165,494
Mitsubishi Estate Company, Ltd.	1,464,000	14,752,691
Mitsui Fudosan Company, Ltd.	1,287,000	12,929,098
Nippon Building Fund, Inc., REIT	894	7,230,493
Sumitomo Realty & Development Company, Ltd.	452,000	4,324,720
Tokyo Tatemono Company, Ltd.	314,000	694,054
		50,140,338
Netherlands - 2.25%
Corio NV	110,000	4,321,869
NR Nordic and Russia Properties, Ltd. *	1,750,000	176,063
ProLogis European Properties *	500,000	1,061,937
Wereldhave NV	30,000	2,015,272
		7,575,141
Norway - 0.01%
Scandinavian Property Development ASA *	118,219	33,641
Singapore - 4.18%
Ascendas India Trust *	2,899,959	974,304
Ascendas, REIT *	4,458,088	3,570,751
Capitaland, Ltd.	2,127,000	2,672,670
CapitaMall Trust *	1,329,000	1,208,944
City Developments, Ltd.	190,000	578,608
Hong Kong Land Holdings, Ltd.	1,782,000	3,654,618
Suntec Real Estate Investment Trust	3,943,000	1,454,769
		14,114,664

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)

		Shares or
		Principal
		Amount	Value
COMMON STOCKS (continued)
Sweden - 0.53%
Hufvudstaden AB		225,000	$1,199,863
Lennart Wallenstam Byggnads AB, Series B		75,000	576,669
United Kingdom - 6.44%			1,776,532
Aseana Properties, Ltd. *		977,786	117,330
Big Yellow Group PLC		325,000	864,742
British Land Company PLC (a)		600,000	3,903,514
Capital & Regional PLC		1,000,000	342,777
Derwent Valley Holdings PLC (a)		325,000	2,760,943
Equest Balkan Properties PLC *		647,078	171,376
Great Portland Estates PLC		90,000	294,922
Hammerson PLC (a)		452,000	1,559,998
Hansteen Holdings PLC		750,000	612,603
Helical Bar PLC		420,000	1,784,971
Land Securities Group PLC (a)		450,000	3,514,161
Liberty International PLC (a)		180,000	882,322
London & Stamford Property, Ltd.		620,000	1,009,321
Minerva PLC *		624,000	75,589
Mucklow A & J Group PLC		36,828	128,350
North Real Estate Opportunities Fund, Ltd. *		600,000	159,737
Safestore Holdings, Ltd.		900,000	708,160
South African Property Opportunities PLC *		1,400,000	1,245,132
Terrace Hill Group PLC		2,100,000	435,547
Unite Group PLC		2,000,000	1,139,462
			21,710,957
United States - 35.18%
AMB Property Corp., REIT		102,300	1,218,393
American Campus Communities, Inc., REIT		121,450	2,079,224
Avalon Bay Communities, Inc., REIT		179,828	7,628,304
BioMed Realty Trust, Inc., REIT		157,700	1,345,181
Boston Properties, Inc., REIT		229,750	8,521,427
BRE Properties, Inc., Class A, REIT		92,800	1,755,776
Camden Property Trust, REIT		111,100	2,087,569
DCT Industrial Trust, Inc., REIT		215,850	630,282
Digital Realty Trust, Inc., REIT		168,550	5,037,960
DuPont Fabros Technology, Inc., REIT		69,650	370,538
Equity Lifestyle Properties, Inc., REIT		67,130	2,237,443
Equity Residential, REIT		334,800	5,892,480
Essex Property Trust, Inc., REIT		14,200	772,480
Extra Space Storage, Inc., REIT		170,300	1,067,781
Federal Realty Investment Trust, REIT (a)		146,590	6,029,247
HCP, Inc., REIT (a)		107,800	1,969,506
Health Care, Inc., REIT		49,950	1,536,961
Hospitality Properties Trust, REIT		57,050	650,370
Host Hotels & Resorts, Inc., REIT		460,660	1,704,442
Kilroy Realty Corp., REIT		86,550	1,610,695
Liberty Property Trust, REIT		150,700	2,753,289
LTC Properties, Inc., REIT		97,630	1,665,568
Macerich Company, REIT (a)		162,600	1,856,892
Medical Properties Trust, Inc., REIT		312,622	1,091,051
Nationwide Health Properties, Inc., REIT		238,918	4,840,479
ProLogis, REIT		619,950	3,589,511
Public Storage, Inc., REIT		122,450	6,793,526
Regency Centers Corp., REIT		243,380	6,566,392
Saul Centers, Inc., REIT		21,300	548,901
Senior Housing Properties Trust, REIT		363,713	4,590,058
Simon Property Group, Inc., REIT (a)		345,090	11,422,479
SL Green Realty Corp., REIT (a)		152,550	1,772,631
Taubman Centers, Inc., REIT		75,400	1,180,010
Ventas, Inc., REIT		352,421	7,601,721
Vornado Realty Trust, REIT		252,126	8,252,084
			118,670,651
TOTAL COMMON STOCKS (Cost $537,897,656)			$319,381,169
RIGHTS - 0.38%
Singapore - 0.14%
Capitaland, Ltd. (Expiration Date: 03/12/2009)		1,063,500	467,246
United Kingdom - 0.24%
Hammerson PLC (Expiration Date: 03/20/2009)		632,800	828,914
TOTAL RIGHTS (Cost $944,626)			$1,296,160
CORPORATE BONDS - 0.41%
United Kingdom - 0.41%
Liberty International PLC, Series LII
3.95% due 09/30/2010		1,370,000	1,382,711
TOTAL CORPORATE BONDS (Cost $1,482,043)			$1,382,711
CONVERTIBLE BONDS - 0.02%
Germany - 0.02%
Colonia Real Estate AG, Series COLO
1.875% due 12/07/2011	EUR	167,300	50,504
TOTAL CONVERTIBLE BONDS (Cost $222,952)			$50,504
SHORT TERM INVESTMENTS - 6.09%
John Hancock Cash Investment Trust, 0.7604% (c)(i)		$20,542,577	$20,542,577
TOTAL SHORT TERM INVESTMENTS (Cost $20,542,577)			$20,542,577

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Global Real Estate Fund (continued)

Shares or
Principal
Amount		Value
REPURCHASE AGREEMENTS - 1.38%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$4,671,019 on 03/02/2009,
collateralized by $4,805,000
Federal Home Loan Bank Discount
Notes, zero coupon due
01/11/2010 (valued at $4,768,963
including interest)	$4,671,000	$4,671,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,671,000)		$4,671,000
Total Investments (Global Real Estate Fund)
(Cost $565,760,854) - 102.96%		$347,324,121
Liabilities in Excess of Other Assets - (2.96)%		(9,989,856)
TOTAL NET ASSETS - 100.00%		$337,334,265
The portfolio had the following five top industry concentrations as of February 28, 2009 (as a percentage of total net assets):
Real Estate	93.32%
Building Materials & Construction	0.98%
Investment Companies	0.37%
Hotels & Restaurants	0.00%
	0.00%

Global Timber Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.05%
Australia - 2.93%
Gunns, Ltd.	91,024	$40,288
Canada - 16.93%
Canfor Corp. *	13,067	57,416
Sino-Forest Corp. *	18,228	121,788
West Fraser Timber Company, Ltd.	2,500	53,529
		232,733
Finland - 8.24%
Stora Enso Oyj, Series R	13,742	57,178
UPM-Kymmene Oyj	7,944	56,153
		113,331
Japan - 8.07%
Daio Paper Corp.	4,200	32,584
Oji Paper Company, Ltd.	21,191	78,378
		110,962
South Africa - 1.55%
Sappi, Ltd., SADR *	10,695	21,390
Sweden - 10.11%
Holmen AB, Series B	3,687	61,199
Svenska Cellulosa AB, B Shares	12,013	77,752
		138,951
United States - 46.22%
Bemis Company, Inc.	1,165	21,634
Deltic Timber Corp.	1,670	52,271
International Paper Company	5,949	33,850
Kimberly-Clark Corp.	1,008	47,487
Packaging Corp. of America	5,111	54,126
Plum Creek Timber Company, Inc.	4,389	115,123
Potlatch Corp.	2,885	65,691
Rayonier, Inc.	4,948	131,617
Rock-Tenn Company, Class A	1,062	29,322
Wausau-Mosinee Paper Corp.	5,555	30,830
Weyerhaeuser Company	2,218	53,587
		635,538
TOTAL COMMON STOCKS (Cost $1,805,704)		$1,293,193
PREFERRED STOCKS - 2.72%
Brazil - 2.72%
Klabin SA (k)	29,048	37,412
TOTAL PREFERRED STOCKS (Cost $43,841)		$37,412
Total Investments (Global Timber Fund)
(Cost $1,849,545) - 96.77%		$1,330,605
Other Assets in Excess of Liabilities - 3.23%		44,355
TOTAL NET ASSETS - 100.00%		$1,374,960
The portfolio had the following five top industry concentrations as of February 28, 2009 (as a percentage of total net assets):
Paper	46.52%
Forest Products	41.29%
Containers & Glass	5.51%
Cosmetics & Toiletries	3.45%
	0.00%

High Income Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 57.33%
Advertising - 0.56%
R.H. Donnelley Corp.
6.875% due 01/15/2013	$385,000	$16,362
8.875% due 10/15/2017	7,640,000	343,800
R.H. Donnelley Corp., Series A-1
6.875% due 01/15/2013	2,890,000	122,825
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	8,686,000	390,870
Vertis, Inc.
13.50% due 04/01/2014	851,414	6,386
Vertis, Inc., Series A
18.50% due 10/01/2012	3,108,000	777,000
		1,657,243
Air Travel - 6.56%
Alaska Airlines, Inc., Series D
9.50% due 04/12/2012	95,227	63,326

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Air Travel (continued)
American Airlines, Inc., Series 90-K
9.93% due 06/15/2010	$512,000	$389,120
American Airlines, Inc., Series 91B2
10.32% due 07/30/2014 (h)	875,821	560,526
AMR Corp., MTN, Series B
10.40% due 03/10/2011	4,500,000	2,610,000
Continental Airlines, Inc.
5.00% due 06/15/2023	7,780,000	6,525,475
Delta Air Lines, Inc., Series 01-1
7.711% due 03/18/2013	5,830,000	4,139,300
Gol Finance
8.75% due 12/31/2049 (h)	3,470,000	1,700,300
Northwest Airlines
zero coupon due 01/16/2017	4,470,000	2,816
6.625% due 02/15/2023	15,690,000	11,767
7.625% due 11/15/2023	8,745,000	6,559
8.70% due 03/15/2049	2,055,000	1,439
8.875% due 06/01/2049	6,360,000	4,452
9.875% due 03/15/2037	7,045,000	4,931
10.00% due 02/01/2049	3,115,000	2,336
US Airways Group, Inc.
7.00% due 09/30/2020	5,920,000	3,211,600
		19,233,947
Auto Parts - 3.61%
Allison Transmission, Inc.
11.00% due 11/01/2015 (h)	6,840,000	3,317,400
11.25% due 11/01/2015 (h)	14,175,000	5,457,375
Goodyear Tire & Rubber Company
8.625% due 12/01/2011	1,255,000	1,004,000
Tenneco Automotive, Inc.
8.625% due 11/15/2014	5,730,000	802,200
		10,580,975
Auto Services - 0.06%
United Rentals North America, Inc.
7.00% due 02/15/2014	335,000	184,250
Broadcasting - 7.55%
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014	7,770,000	1,573,425
Canadian Satellite Radio Holdings, Inc., ADR
8.00% due 09/10/2014	1,700,000	133,627
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013	7,152,000	3,075,360
XM Satellite Radio Holdings, Inc.
7.00% due 12/01/2014 (h)	8,275,000	2,006,687
13.00% due 08/01/2013 (h)	21,680,000	9,539,200
XM Satellite Radio Holdings, Inc., Series AI
10.00% due 06/01/2011	12,885,000	5,798,250
		22,126,549
Building Materials & Construction - 0.28%
Odebrecht Overseas, Ltd.
9.625% due 12/31/2049	1,006,000	826,178
Business Services - 0.16%
MSX International UK
12.50% due 04/01/2012 (h)	1,185,000	474,000
Cable & Television - 4.97%
Adelphia Communications Corp.
7.75% due 01/15/2049	3,000,000	41,250
9.875% due 03/01/2049	1,965,000	27,018
10.25% due 11/01/2049	985,000	13,544
Century Communications
8.375% due 12/15/2049 ^ (e)	1,000,000	0
Charter Communications Holdings I LLC
9.92% due 04/01/2014	7,475,000	74,750
10.00% due 05/15/2014	4,055,000	40,550
11.00% due 10/01/2015	13,145,000	1,117,325
11.125% due 01/15/2014	2,830,000	28,300
12.125% due 01/15/2015	2,925,000	29,250
Charter Communications Holdings II LLC
10.25% due 09/15/2010 (h)	2,035,000	1,638,175
10.25% due 10/01/2013 (h)	3,194,000	2,475,350
10.25% due 09/15/2010	4,970,000	3,976,000
Charter Communications Holdings LLC
8.75% due 11/15/2013	3,335,000	2,601,300
Charter Communications, Inc.
10.875% due 09/15/2014	2,680,000	2,479,000
Shaw Communications, Inc.
8.25% due 04/11/2010	18,000	18,000
Young Broadcasting, Inc.
10.00% due 03/01/2011	8,135,000	895
		14,560,707
Cellular Communications - 2.68%
American Tower Corp.
5.00% due 02/15/2010	441,000	445,882
Cricket Communications, Inc.
9.375% due 11/01/2014	5,375,000	4,904,687
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	2,665,000	2,518,425
		7,868,994
Chemicals - 2.14%
American Pacific Corp.
9.00% due 02/01/2015	7,485,000	6,287,400
Containers & Glass - 0.78%
BWAY Corp.
10.00% due 10/15/2010	690,000	646,875
Pliant Corp.
11.125% due 09/01/2009 ^ (a)	552,000	17,940
11.625% due 06/15/2009 ^	1,015,725	401,212
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017	11,000,000	962,500
8.375% due 07/01/2012	400,000	32,000
US Corrugated, Inc.
10.00% due 06/12/2013	460,000	230,000
		2,290,527
Drugs & Health Care - 0.64%
Duane Reade, Inc.
9.75% due 08/01/2011	3,450,000	1,863,000
Electrical Utilities - 3.17%
CMS Energy Corp.
8.50% due 04/15/2011	37,000	37,342

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Electrical Utilities (continued)
Texas Competitive Electric Holdings Company LLC, PIK
10.50% due 11/01/2016	$4,240,000	$2,035,200
Texas Competitive Electric Holdings Company LLC, Series A
10.25% due 11/01/2015	14,300,000	7,221,500
		9,294,042
Electronics - 0.51%
Muzak LLC/Muzak Finance Corp.
9.875% due 03/15/2009 ^	919,000	413,550
10.00% due 02/15/2010 ^	2,170,000	1,085,000
		1,498,550
Energy - 0.88%
Exide Technologies, Series B
10.50% due 03/15/2013	4,375,000	2,581,250
Financial Services - 0.53%
TAM Capital, Inc.
7.375% due 04/25/2017	2,090,000	1,295,800
Ucar Finance, Inc.
10.25% due 02/15/2012	282,000	253,800
		1,549,600
Food & Beverages - 1.26%
ASG Consolidated LLC/ASG Finance, Inc.
11.50% due 11/01/2011 (h)	4,360,000	3,706,000
Healthcare Services - 0.15%
Healthsouth Corp.
8.3225% due 06/15/2014 (b)	500,000	430,000
Holdings Companies/Conglomerates - 0.79%
UAL Corp.
4.50% due 06/30/2021 (h)	5,080,000	2,302,764
Homebuilders - 0.00%
Meritage Homes Corp.
7.00% due 05/01/2014	18,000	11,475
Hotels & Restaurants - 0.03%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (h)	1,595,000	79,750
Household Products - 0.83%
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015	4,525,000	2,420,875
Industrial Machinery - 0.30%
Baldor Electric Company
8.625% due 02/15/2017	1,120,000	887,600
International Oil - 0.40%
Dominion Petroleum Acquisitions
10.00% due 10/01/2011 (e)	1,685,000	1,176,446
Leisure Time - 7.25%
Fontainebleau Las Vegas Holdings
11.00% due 06/15/2015 (h)	20,530,000	1,334,450
Fontainebleau Senior Note
12.50% due 06/01/2022 (e)	3,476,824	234,412
Greektown Holdings LLC
9.75% due 09/09/2009	208,696	203,478
10.75% due 12/01/2013 ^ (h)	7,679,000	691,110
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (h)	1,110,000	577,200
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014	15,406,000	6,162,400
Jacobs Entertainment, Inc.
9.75% due 06/15/2014	1,800,000	963,000
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (h)	4,450,000	2,047,000
Majestic Star Casino LLC
9.50% due 10/15/2010	6,950,000	1,807,000
9.75% due 01/15/2011	4,515,000	361,200
Marquee Holdings, Inc.
12 due 08/15/2014	820,000	549,400
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (h)	8,767,000	2,893,110
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	2,720,000	1,278,400
9.75% due 04/01/2010	95,000	70,300
Seminole Hard Rock Entertainment, Inc.
4.4963% due 03/15/2014 (b)(h)	805,000	378,350
Travelport LLC
11.875% due 09/01/2016	715,000	235,950
Trump Entertainment Resorts, Inc.
8.50% due 06/01/2015	13,440,000	1,478,400
		21,265,160
Manufacturing - 0.09%
Sequa Corp.
11.75% due 12/01/2015 (h)	1,655,000	264,800
Medical-Hospitals - 0.54%
Community Health Systems, Inc.
8.875% due 07/15/2015	1,680,000	1,589,700
Metal & Metal Products - 4.04%
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (h)	705,000	458,250
CII Carbon LLC
11.125% due 11/15/2015 (h)	16,830,000	11,402,325
		11,860,575
Mining - 0.09%
Drummond Company, Inc.
7.375% due 02/15/2016 (h)	470,000	277,300
Paper - 0.43%
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013	1,620,000	137,700
7.75% due 06/15/2011	2,051,000	184,590
8.375% due 04/01/2015	2,850,000	256,500
13.75% due 04/01/2011 (h)	385,000	273,350
15.50% due 07/15/2010 (h)	360,000	75,600
Abitibi-Consolidated, Inc.
7.40% due 04/01/2018	500,000	50,000
7.50% due 04/01/2028	347,000	31,230
Jefferson Smurfit Corp.
8.25% due 10/01/2012	740,000	59,200
Newark Group, Inc.
9.75% due 03/15/2014	411,000	32,880
Norske Skog Canada, Ltd.
7.375% due 03/01/2014	441,000	154,350

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)

Shares or
Principal
Amount		Value
CORPORATE BONDS (continued)
Paper (continued)
Pope & Talbot, Inc.
8.375% due 06/01/2013 ^	$400,000	$1,000
8.375% due 06/01/2013 ^	1,800,000	4,500
		1,260,900
Publishing - 0.18%
Idearc, Inc.
8.00% due 11/15/2016	17,025,000	255,375
Quebecor World Capital Corp.
6.125% due 11/15/2013 ^	3,255,000	101,719
8.75% due 03/15/2016 ^ (h)	560,000	23,800
Quebecor World, Inc.
9.75% due 01/15/2015 ^ (h)	3,155,000	134,087
		514,981
Real Estate - 0.42%
iStar Financial, Inc.
8.625% due 06/01/2013	1,485,000	504,900
iStar Financial, Inc., Series 1, REIT
5.875% due 03/15/2016	1,995,000	618,450
Realogy Corp.
10.50% due 04/15/2014	505,000	106,050
		1,229,400
Retail - 0.65%
Eye Care Centers of America
10.75% due 02/15/2015	1,545,000	1,421,400
Steinway Musical Instruments, Inc.
7.00% due 03/01/2014 (h)	745,000	491,700
		1,913,100
Telecommunications Equipment & Services - 1.69%
Digicel Group, Ltd.
8.875% due 01/15/2015 (h)	3,815,000	2,842,175
Mobile Satellite Ventures LP
zero coupon, Step up to 14.00% on 04/01/2010 due 04/01/2013	1,190,000	303,450
Terrestar Networks, Inc., PIK
15.00% due 02/15/2014 (h)	1,429,625	285,925
West Corp.
11.00% due 10/15/2016	2,365,000	1,513,600
		4,945,150
Telephone - 0.75%
Sprint Capital Corp.
8.375% due 03/15/2012	2,715,000	2,199,150
Tobacco - 1.77%
Alliance One International, Inc.
11.00% due 05/15/2012	2,150,000	2,021,000
12.75% due 11/15/2012	2,330,000	1,980,500
North Atlantic Trading Company
10.00% due 03/01/2012 (h)	2,626,750	1,182,038
		5,183,538
Travel Services - 0.59%
Travelport LLC
9.875% due 09/01/2014	4,250,000	1,721,250
TOTAL CORPORATE BONDS (Cost $375,025,356)		$168,117,126
CONVERTIBLE BONDS - 4.52%
Air Travel - 3.88%
Pinnacle Airlines Corp.
3.25% due 02/15/2025	1,535,000	1,084,267
UAL Corp.
4.50% due 06/30/2021	22,721,000	10,299,430
		11,383,697
Cable & Television - 0.35%
Charter Communications, Inc.
6.50% due 10/01/2027	18,094,000	1,034,894
Insurance - 0.29%
MBIA Insurance Company
14.00% due 01/15/2033 (h)	2,585,000	843,356
TOTAL CONVERTIBLE BONDS (Cost $22,832,911)		$13,261,947
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.12%
Countrywide Alternative Loan Trust, Series 2007-OA9, Class B1
2.2238% due 06/25/2047 (b)(h)	1,080,062	2,712
Countrywide Alternative Loan Trust, Series 2007-OA9, Class B2
2.2238% due 06/25/2047 (b)(h)	299,952	750
Countrywide Alternative Loan Trust, Series 2007-OA9, Class XP
4.2771% IO due 06/25/2047	49,357,185	1,958,863
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (h)	2,270,000	1,474,070
DSLA Mortgage Loan Trust, Series 2005-AR5, Class X2
4.014% IO due 08/19/2045	47,315,236	1,094,165
Global Tower Partners Acquisition LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (h)	515,000	373,556
GS Mortgage Securities Corp., Series 2006-NIM3, Class OS
zero coupon due 10/26/2037	5,000	500
Harborview Mortgage Loan Trust, Series 2006-BU1, Class R
zero coupon due 02/19/2046	174,930,716	2,951,956
Harborview Mortgage Loan Trust, Series 2007-3, Class ES
0.35% IO due 05/19/2047	66,008,009	371,295
Harborview Mortgage Loan Trust, Series 2007-4, Class ES
0.35% IO due 07/19/2047	66,745,544	396,302
Harborview Mortgage Loan Trust, Series 2007-6, Class ES
0.3425% IO due 08/19/2037 (h)	47,929,845	269,605
Lehman XS Net Interest Margin Notes, Series 2007-GPM8, Class A3
9.00% due 01/28/2047 (h)	317,665	4,413
Lehman XS Net Interest Margin Notes, Series 2007-GPM8, Class A4
9.00% due 01/28/2047 (h)	470,000	9,400
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (h)	1,750,000	1,365,000
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (h)	1,659,000	1,352,085

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-AR19, Class B1
1.1738% due 12/25/2045 (b)	$3,006,126	$450,919
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $17,176,004)		$12,075,591
ASSET BACKED SECURITIES - 0.49%
Dominos Pizza Master Issuer LLC, Series 2007-1, Class M1
7.629% due 04/27/2037 (h)	3,560,000	1,424,000
TOTAL ASSET BACKED SECURITIES (Cost $3,559,976)		$1,424,000
COMMON STOCKS - 6.74%
Advertising - 0.00%
Vertis Holdings, Inc. *	48,700	0
Air Travel - 4.00%
Delta Air Lines, Inc. *	2,155,395	10,841,637
UAL Corp. *	47,000	230,770
US Airways Group, Inc. *	234,532	668,416
		11,740,823
Auto Parts - 0.07%
Federal Mogul Corp. *	31,002	200,583
Broadcasting - 0.27%
Canadian Satellite Radio Holdings, Inc. *	577,161	90,734
Canadian Satellite Radio Holdings, Series A *	136,975	21,534
Sirius XM Radio, Inc. *	4,226,931	676,309
		788,577
Cable & Television - 1.68%
Adelphia Recovery Trust, Series ACC-1 *	5,806,367	98,708
Adelphia Recovery Trust, Series Arahova *	424,949	42,495
Comcast Corp., Special Class A	222,469	2,702,999
Time Warner Cable, Inc. *	113,957	2,077,436
		4,921,638
Containers & Glass - 0.00%
Pliant Corp. ^ (e)	78	0
Forest Products - 0.01%
Tembec, Inc. *	25,800	17,035
International Oil - 0.24%
Dominion Petroleum, Ltd., GDR *	4,000,372	712,087
Leisure Time - 0.01%
Fontainebleau Resorts LLC, Class A * (e)	65,203	36,023
Retail Trade - 0.10%
CVS Caremark Corp.	11,000	283,140
Telephone - 0.36%
Sprint Nextel Corp. *	321,650	1,058,228
TOTAL COMMON STOCKS (Cost $62,823,961)		$19,758,134
PREFERRED STOCKS - 3.66%
Air Travel - 2.70%
Continental Airlines Finance Trust II, 6.00%	515,074	7,919,263
Containers & Glass - 0.00%
Pliant Corp., Series AA, 13.00% *	685	34
Financial Services - 0.96%
CIT Group, Inc., 7.75%	86,874	373,558
iStar Financial, Inc., Series E, 7.875%	310,545	919,213
iStar Financial, Inc., Series F, 7.80%	198,032	588,155
iStar Financial, Inc., Series G, 7.65%	79,317	226,847
iStar Financial, Inc., Series I, 7.50%	232,232	701,341
		2,809,114
TOTAL PREFERRED STOCKS (Cost $19,027,584)		$10,728,411
TERM LOANS - 15.56%
Advertising - 0.43%
R.H. Donnelley Corp.
zero coupon due 06/30/2011 (m)	2,250,000	1,243,928
Air Travel - 4.26%
Delta Airlines, Inc.
2.445% due 04/30/2012 (b)	1,544,400	1,154,439
3.6953% due 04/30/2014 (b)	6,938,482	3,451,895
Northwest Airlines
2.45% due 08/21/2013 (b)	1,657,440	1,423,741
US Airways Group, Inc.
2.9113% due 03/26/2014 (b)	13,923,212	6,330,717
5.7188% due 03/26/2014 (b)	280,303	127,450
		12,488,242
Broadcasting - 0.09%
Sirius Satellite Radio, Inc.
2.6875% due 12/20/2012 (b)	330,813	248,109
Electrical Utilities - 0.33%
Texas Competitive Electric Holdings Company LLC
3.9094% due 10/10/2014	13,200	8,235
3.9475% due 10/10/2014	661,924	412,951
4.4513% due 10/10/2014	884,573	551,853
		973,039
Forest Products - 0.03%
Tembec, Inc.
7.4094% due 02/28/2012 (b)	180,000	94,800
Healthcare Products - 1.02%
Bausch & Lomb, Inc.
zero coupon due 04/11/2015 (m)	268,276	219,483
4.7088% due 04/26/2015 (b)	3,058,350	2,502,113
Inverness Medical Innovations, Inc.
4.695% due 06/26/2015 (b)	320,000	257,600
		2,979,196
Healthcare Services - 1.70%
Community Health Systems, Inc.
4.4394% due 07/25/2014 (b)	5,874,028	4,973,569
Leisure Time - 1.32%
East Valley Tourist Development
9.72% due 08/06/2012 (b)	765,000	382,500
Fontainebleau
zero coupon due 06/06/2014 (m)	896,963	215,832
zero coupon due 06/06/2014 (m)	1,915,537	460,926
Greektown Holdings LLC
zero coupon due 09/09/2009 (m)	486,957	474,783

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Income Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (continued)
Leisure Time (continued)
Greektown Holdings LLC (continued)
zero coupon due 09/09/2009 (m)	$904,348	$881,739
Isle of Capri Casinos, Inc.
3.2088% due 11/25/2013 (b)	450,683	293,226
3.2088% due 11/25/2013 (b)	1,281,162	833,556
5.5119% due 11/25/2013 (b)	512,464	333,422
		3,875,984
Medical-Hospitals - 1.23%
Community Health Systems, Inc.
2.72% due 07/25/2014	200,278	169,577
3.4038% due 07/25/2014	100,139	84,788
HCA, Inc.
3.7088% due 11/18/2013	3,989,822	3,363,089
Ralin Medical, Inc.
0.00% due 11/21/2037	170	0
		3,617,454
Newspapers - 0.19%
Star Tribune Corp.
6.25% due 03/01/2014 (b)	2,826,950	565,390
10.83% due 03/01/2015 (b)	3,880,000	0
		565,390
Paper - 0.08%
AbitibiBowater, Inc.
11.50% due 03/31/2009 (b)	338,226	246,229
Publishing - 1.84%
Idearc, Inc.
3.44% due 11/17/2014 (b)	3,960,486	1,381,219
3.46% due 04/11/2017 (b)	11,529,111	4,020,778
		5,401,997
Real Estate - 0.24%
Realogy Corp.
3.4375% due 10/10/2013 (b)	1,477,500	694,425
Retail - 0.43%
Michaels Stores, Inc.
2.6875% due 10/31/2013 (b)	1,074,874	601,034
2.6875% due 10/31/2013	467,760	261,556
3.6875% due 10/31/2013	695,915	389,133
		1,251,723
Trucking & Freight - 2.37%
Saint Acquisition Corp.
3.6875% due 05/06/2014 (b)	14,900,000	6,961,101
TOTAL TERM LOANS (Cost $68,472,421)		$45,615,186
WARRANTS - 0.00%
Metal & Metal Products - 0.00%
New Gold, Inc.
(Expiration date 06/28/2017, strike price CAD 15.00)	44,388	13,956
TOTAL WARRANTS (Cost $0)		$13,956
OPTIONS - 4.50%
Call Options - 4.50%
Comcast Corp.
Expiration 01/16/2010 at $15.00	43,700	91,770
Expiration 01/16/2010 at $20.00	161,500	104,975
Expiration 01/16/2010 at $25.00	8,450,000	16,900
Delta Airlines, Inc.
Expiration 01/16/2010 at $5.00	350,000	735,000
Expiration 01/16/2010 at $7.50	150,000	225,000
Expiration 01/16/2010 at $10.00	150,000	150,000
Over The Counter Purchase Call on the USD vs. CAD
Expiration 04/20/2010 at $1.30	98,000,000	5,943,602
Expiration 04/01/2010 at $1.30	98,000,000	5,943,602
		13,210,849
TOTAL OPTIONS (Cost $5,566,002)		$13,210,849
REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$196,001 on 03/02/2009,
collateralized by $205,000 Federal
Home Loan Bank, 0.00% due
10/01/2009 (valued at $204,231
including interest)	$196,000	$196,000
TOTAL REPURCHASE AGREEMENTS (Cost $196,000)		$196,000
SHORT TERM INVESTMENTS - 2.61%
Federal Home Loan Bank Discount Notes
zero coupon due 03/02/2009	$3,400,000	$3,399,988
John Hancock Cash Investment Trust, 0.7604% (c)(i)	9,360	9,360
Quebecor World Capital Corp.
0.00% due 11/15/2009 ^	365,000	251,314
U.S. Treasury Bills
zero coupon due 06/25/2009	4,000,000	3,996,046
TOTAL SHORT TERM INVESTMENTS (Cost $7,656,709)		$7,656,708
Total Investments (High Income Fund)
(Cost $582,336,924) - 99.60%		$292,057,908
Other Assets in Excess of Liabilities - 0.40%		1,184,331
TOTAL NET ASSETS - 100.00%		$293,242,239

High Yield Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 3.22%
Argentina - 0.03%
Republic of Argentina
1.9852% due 12/15/2035 (b)	EUR	587,000	$14,883
2.2798% due 12/15/2035 (b)		$48,000	1,234
2.455% due 12/15/2035 (b)	ARS	1,938,355	20,401
7.00% due 09/12/2013		$751,000	310,914
			347,432

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Brazil - 1.09%
Federative Republic of Brazil
10.00% due 01/01/2012	BRL	10,336,000	$4,222,183
10.00% due 07/01/2010		17,039,000	7,173,609
10.00% due 01/01/2010		1,000	422
			11,396,214
Indonesia - 0.27%
Republic of Indonesia
9.75% due 05/15/2037	IDR	11,122,000,000	622,015
10.25% due 07/15/2027		9,327,000,000	544,273
10.25% due 07/15/2022		14,706,000,000	908,704
11.00% due 09/15/2025		11,174,000,000	705,151
			2,780,143
Panama - 0.23%
Republic of Panama
9.375% due 04/01/2029		$2,150,000	2,365,000
Peru - 0.16%
Republic of Peru
6.55% due 03/14/2037		648,000	591,300
7.35% due 07/21/2025		77,000	78,540
8.75% due 11/21/2033		862,000	978,370
			1,648,210
Turkey - 0.97%
Republic of Turkey
6.875% due 03/17/2036		10,496,000	7,845,760
7.00% due 06/05/2020		146,000	124,465
7.00% due 09/26/2016		535,000	497,550
7.375% due 02/05/2025		1,929,000	1,620,360
			10,088,135
Venezuela - 0.47%
Republic of Venezuela
5.75% due 02/26/2016		4,667,000	2,216,825
7.65% due 04/21/2025		949,000	412,815
8.50% due 10/08/2014		339,000	194,925
9.375% due 01/13/2034		1,588,000	786,060
10.75% due 09/19/2013		1,952,000	1,346,880
			4,957,505
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $47,284,165)			$33,582,639
CORPORATE BONDS - 85.20%
Advertising - 0.02%
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		1,960,000	88,200
R.H. Donnelley, Inc.
11.75% due 05/15/2015		680,000	95,200
			183,400
Aerospace - 0.04%
BE Aerospace, Inc.
8.50% due 07/01/2018		490,000	390,775
Air Travel - 0.72%
Continental Airlines, Inc., Series C
7.339% due 04/19/2014 (e)		4,060,000	2,557,992
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (h)		14,000,000	5,005,000
			7,562,992
Airlines - 0.18%
Delta Air Lines, Inc.
8.954% due 08/10/2014 (e)		2,943,751	1,825,655
Aluminum - 0.35%
Novelis, Inc.
7.25% due 02/15/2015		11,526,000	3,601,875
Apparel & Textiles - 0.26%
Oxford Industries, Inc.
8.875% due 06/01/2011		3,725,000	2,756,500
Auto Parts - 0.48%
Allison Transmission, Inc.
11.00% due 11/01/2015 (h)		293,000	142,105
11.25% due 11/01/2015 (h)		7,257,000	2,793,945
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013		2,660,000	931,000
Visteon Corp.
8.25% due 08/01/2010		7,089,000	602,565
12.25% due 12/31/2016 (h)		10,525,000	578,875
			5,048,490
Auto Services - 1.18%
Ashtead Holdings PLC
8.625% due 08/01/2015 (h)		815,000	489,000
AutoNation, Inc.
3.0944% due 04/15/2013 (b)		2,430,000	1,925,775
7.00% due 04/15/2014		515,000	442,900
Hertz Corp.
10.50% due 01/01/2016		14,015,000	5,255,625
Penhall International Corp.
12.00% due 08/01/2014 (h)		8,930,000	4,197,100
			12,310,400
Automobiles - 0.42%
General Motors Corp.
7.20% due 01/15/2011 (a)		13,580,000	2,172,800
8.375% due 07/15/2033 (a)		16,535,000	2,190,888
			4,363,688
Banking - 1.38%
ATF Capital BV
9.25% due 02/21/2014 (h)		7,890,000	3,550,500
HSBK Europe BV
7.25% due 05/03/2017 (h)		7,660,000	2,681,000
9.25% due 10/16/2013 (h)		530,000	217,300
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(h)		1,864,000	1,009,442
6.375% due 04/30/2022 (b)		1,573,000	869,240
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299% due 05/15/2017 (h)		944,000	542,800
7.125% due 01/14/2014 (h)		1,180,000	813,138
7.125% due 01/14/2014		2,300,000	1,724,563
7.175% due 05/16/2013 (h)		1,069,000	800,681
7.175% due 05/16/2013		900,000	667,845

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)

Shares or
Principal
Amount		Value
CORPORATE BONDS (continued)
Banking (continued)
RSHB Capital SA for OJSC Russian Agricultural Bank, Series REGS
6.299% due 05/15/2017	$760,000	$424,969
TuranAlem Finance BV
8.25% due 01/22/2037 (h)	4,265,000	639,750
8.25% due 01/22/2037	2,738,000	465,460
		14,406,688
Broadcasting - 0.01%
CMP Susquehanna Corp.
9.875% due 05/15/2014	2,405,000	72,150
Building Materials & Construction - 1.63%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on 03/01/2009 due 03/01/2014	11,795,000	3,538,500
9.75% due 04/15/2012	7,465,000	6,158,625
K Hovnanian Enterprises, Inc.
8.625% due 01/15/2017	820,000	217,300
Nortek, Inc.
10.00% due 12/01/2013 (h)	4,060,000	1,624,000
NTK Holdings, Inc.
10.75% due 03/01/2014	10,440,000	574,200
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (h)	5,200,000	4,862,000
		16,974,625
Business Services - 1.61%
Affinion Group, Inc.
10.125% due 10/15/2013	1,580,000	1,224,500
11.50% due 10/15/2015	9,670,000	6,140,450
SunGard Data Systems, Inc.
10.25% due 08/15/2015	5,130,000	3,514,050
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (h)	620,000	492,900
11.75% due 05/01/2016 (h)	7,790,000	5,414,050
		16,785,950
Cable & Television - 2.91%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	270,000	261,225
Charter Communications Holdings I LLC
11.00% due 10/01/2015	21,184,000	1,800,640
11.00% due 10/01/2015	2,830,000	212,250
Charter Communications Holdings II LLC
10.25% due 10/01/2013 (a)	3,338,000	2,653,710
Charter Communications Holdings LLC
11.75 due 05/15/2011	1,355,000	13,550
12.125 due 01/15/2012	1,230,000	18,450
Charter Communications, Inc.
10.875% due 09/15/2014	10,590,000	9,795,750
CSC Holdings, Inc.
6.75% due 04/15/2012	2,550,000	2,448,000
8.50% due 06/15/2015 (h)	45,000	42,975
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	780,000	772,200
8.125% due 08/15/2009	2,715,000	2,762,512
8.125% due 07/15/2009	470,000	478,225
DirecTV Holdings LLC
8.375% due 03/15/2013	1,990,000	2,009,900
EchoStar DBS Corp.
6.625% due 10/01/2014	1,860,000	1,674,000
7.75% due 05/31/2015	4,830,000	4,455,675
Univision Communications, Inc.
7.85% due 07/15/2011	1,735,000	988,950
		30,388,012
Cellular Communications - 2.07%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (h)	3,940,000	4,609,800
America Movil SAB de CV
5.625% due 11/15/2017	1,410,000	1,310,884
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	1,840,000	1,738,800
9.25% due 11/01/2014 (h)	3,885,000	3,651,900
True Move Company, Ltd.
10.75% due 12/16/2013 (h)	18,540,000	7,230,600
10.75% due 12/16/2013	700,000	280,000
UBS Luxembourg SA for OJSC Vimpel Communications
8.25% due 05/23/2016	3,600,000	2,115,000
Vimpelcom
8.375% due 04/30/2013 (h)	940,000	629,800
		21,566,784
Chemicals - 0.46%
Georgia Gulf Corp.
10.75% due 10/15/2016	11,480,000	315,700
Huntsman International LLC
7.875% due 11/15/2014	1,460,000	693,500
Methanex Corp.
8.75% due 08/15/2012	3,615,000	3,307,725
Westlake Chemical Corp.
6.625% due 01/15/2016	800,000	480,000
		4,796,925
Coal - 0.61%
International Coal Group, Inc.
10.25% due 07/15/2014	8,855,000	6,375,600
Commercial Services - 1.97%
American Achievement Corp.
8.25% due 04/01/2012 (h)	695,000	556,000
Ceridian Corp.
11.25% due 11/15/2015	840,000	336,000
Ceridian Corp., PIK
12.25% due 11/15/2015	4,200,000	1,470,000
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	13,014,000	11,842,740
Rental Service Corp.
9.50% due 12/01/2014	7,685,000	4,111,475
Ticketmaster
10.75% due 08/01/2016 (h)	3,160,000	2,275,200
		20,591,415
Computers & Business Equipment - 0.30%
Activant Solutions, Inc.
9.50% due 05/01/2016	5,445,000	3,144,487
Construction Materials - 0.02%
Nortek, Inc.
8.50% due 09/01/2014	1,300,000	208,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Containers & Glass - 0.56%
Berry Plastics Holding Corp.
8.875% due 09/15/2014	$2,130,000	$1,267,350
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (h)	1,790,000	1,270,900
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	2,350,000	2,937
Solo Cup Company
8.50% due 02/15/2014	4,835,000	3,311,975
		5,853,162
Crude Petroleum & Natural Gas - 3.59%
Chesapeake Energy Corp.
6.25% due 01/15/2018	6,185,000	4,808,837
6.375% due 06/15/2015	815,000	666,262
6.625% due 01/15/2016	1,000,000	817,500
7.00% due 08/15/2014	425,000	363,375
7.25% due 12/15/2018	6,265,000	5,090,313
9.50% due 02/15/2015	1,685,000	1,567,050
Forest Oil Corp.
8.50% due 02/15/2014 (h)	3,860,000	3,512,600
Mariner Energy, Inc.
7.50% due 04/15/2013	1,820,000	1,374,100
8.00% due 05/15/2017	1,760,000	1,170,400
OPTI Canada, Inc.
7.875% due 12/15/2014	1,335,000	440,550
8.25% due 12/15/2014	6,155,000	2,092,700
Parallel Petroleum Corp.
10.25% due 08/01/2014	4,600,000	2,760,000
PetroHawk Energy Corp.
7.875% due 06/01/2015 (h)	1,390,000	1,195,400
9.125% due 07/15/2013	3,125,000	2,953,125
Quicksilver Resources, Inc.
7.125% due 04/01/2016	2,675,000	1,765,500
8.25% due 08/01/2015	415,000	338,225
SandRidge Energy, Inc.
8.00% due 06/01/2018 (h)	1,150,000	897,000
Southwestern Energy Company
7.50% due 02/01/2018 (h)	3,590,000	3,392,550
W&T Offshore, Inc.
8.25% due 06/15/2014 (h)	3,320,000	2,241,000
		37,446,487
Domestic Oil - 2.06%
Exco Resources, Inc.
7.25% due 01/15/2011	8,815,000	7,040,981
SandRidge Energy, Inc.
8.625% due 04/01/2015	10,310,000	6,881,925
Stone Energy Corp.
6.75% due 12/15/2014	3,855,000	1,773,300
Whiting Petroleum Corp.
7.00% due 02/01/2014	1,485,000	1,154,588
7.25% due 05/01/2012	5,595,000	4,699,800
		21,550,594
Educational Services - 0.67%
Education Management Corp.
8.75% due 06/01/2014	235,000	222,075
10.25% due 06/01/2016	7,201,000	6,732,935
		6,955,010
Electrical Utilities - 6.72%
AES Corp.
8.00% due 10/15/2017	5,570,000	4,734,500
8.00% due 06/01/2020 (h)	750,000	622,500
8.75% due 05/15/2013 (h)	3,512,000	3,406,640
8.875% due 02/15/2011	2,220,000	2,164,500
9.375% due 09/15/2010	3,000,000	2,925,000
Edison Mission Energy
7.20% due 05/15/2019	3,670,000	3,055,275
7.625% due 05/15/2027	6,410,000	4,807,500
7.75% due 06/15/2016	3,140,000	2,857,400
EEB International Ltd.
8.75% due 10/31/2014 (h)	5,250,000	4,751,250
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	59,460,000	26,162,400
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (h)	835,000	768,200
Midwest Generation LLC, Series A
8.30% due 07/02/2009	301,205	301,175
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	6,001,654	5,701,571
Orion Power Holdings, Inc.
12.00% due 05/01/2010	4,515,000	4,633,519
Texas Competitive Electric Holdings Company LLC, PIK
10.50% due 11/01/2016	6,730,000	3,230,400
		70,121,830
Electronics - 0.40%
L-3 Communications Corp.
7.625% due 06/15/2012	2,575,000	2,587,875
L-3 Communications Corp., Series B
6.375% due 10/15/2015	1,660,000	1,568,700
		4,156,575
Energy - 1.63%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	13,170,000	7,967,850
Mirant North America LLC
7.375% due 12/31/2013	1,050,000	960,750
NRG Energy, Inc.
5.2619% due 02/01/2014	1,006,252	923,991
7.25% due 02/01/2014	3,720,000	3,506,100
7.375% due 01/15/2017	845,000	781,625
Sonat, Inc.
7.625% due 07/15/2011	2,900,000	2,772,815
VeraSun Energy Corp.
9.375% due 06/01/2017 ^	3,705,000	101,887
		17,015,018
Financial Services - 8.29%
AAC Group Holding Corp.
10.25 due 10/01/2012 (h)	240,000	163,200
Capmark Financial Group, Inc.
5.875% due 05/10/2012	3,080,000	706,894
Citigroup, Inc.
8.40% due 04/29/2049 (b)	3,450,000	1,207,845
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (h)	9,075,000	8,564,658
First Data Corp.
9.875% due 09/24/2015 (h)	6,460,000	3,553,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financial Services (continued)
Ford Motor Credit Company LLC
4.01% due 01/13/2012 (b)	$1,400,000	$686,000
5.5444% due 04/15/2009 (b)	5,710,000	5,281,750
7.2463% due 06/15/2011 (b)	7,400,000	3,959,000
12.00% due 05/15/2015	37,210,000	21,664,034
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (h)	4,115,000	4,269,313
General Motors Acceptance Corp. LLC
8.00% due 11/01/2031 (h)	16,425,000	7,373,511
GMAC LLC
7.50% due 12/31/2013 (h)	3,544,000	1,490,854
8.00% due 12/31/2018 (h)	1,022,000	244,902
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015	360,000	68,400
8.875% due 04/01/2015	15,440,000	1,312,400
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
5.7344% due 11/15/2014 (b)	2,215,000	210,425
JPMorgan Chase & Company, Series 1
7.90% due 12/31/2049 (b)	8,035,000	5,543,025
JSG Funding PLC
7.75% due 04/01/2015	1,275,000	742,688
Leucadia National Corp.
8.125% due 09/15/2015	3,650,000	3,029,500
Lukoil International Finance BV, Series REGS
6.356% due 06/07/2017	3,110,000	2,270,300
SLM Corp., MTN
1.3194% due 07/26/2010 (b)	9,425,000	7,765,983
TNK-BP Finance SA
6.625% due 03/20/2017 (h)	96,000	52,800
7.50% due 07/18/2016 (h)	2,282,000	1,369,200
7.875% due 03/13/2018 (h)	3,020,000	1,721,400
TNK-BP Finance SA, Series REGS
6.625% due 03/20/2017	1,870,000	1,028,500
7.50% due 07/18/2016	610,000	380,555
Wells Fargo Capital XV
9.75% due 12/29/2049	2,590,000	1,813,000
		86,473,137
Food & Beverages - 0.83%
Dole Food Company, Inc.
7.25% due 06/15/2010	1,740,000	1,557,300
8.625% due 05/01/2009	3,960,000	3,880,800
8.875% due 03/15/2011	3,915,000	3,269,025
		8,707,125
Funeral Services - 0.21%
Service Corp. International
6.75% due 04/01/2016	95,000	86,450
7.50% due 04/01/2027	2,655,000	2,057,625
		2,144,075
Furniture & Fixtures - 1.13%
Norcraft Companies LP
9.00% due 11/01/2011	6,875,000	6,410,937
Norcraft Holdings Capital
9.75 due 09/01/2012	6,395,000	5,355,813
		11,766,750
Gas & Pipeline Utilities - 2.47%
Atlas Pipeline Partners LP
8.75% due 06/15/2018	5,290,000	3,279,800
Dynegy-Roseton Danskammer, Series B
7.67% due 11/08/2016	1,530,000	1,147,500
El Paso Corp.
7.375% due 12/15/2012	225,000	208,479
7.80% due 08/01/2031	3,985,000	3,039,858
7.875% due 06/15/2012	6,025,000	5,715,062
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
8.75% due 04/15/2018 (h)	3,140,000	2,229,400
Targa Resources Partners LP
8.25% due 07/01/2016	1,040,000	738,400
Tennessee Gas Pipeline Company
8.00% due 02/01/2016 (h)	1,075,000	1,056,187
Transcontinental Gas Pipe Line Corp.
8.875% due 07/15/2012	2,935,000	3,059,737
Williams Companies, Inc.
7.875% due 09/01/2021	4,070,000	3,805,450
8.75% due 03/15/2032	1,550,000	1,449,250
		25,729,123
Healthcare Products - 1.22%
Biomet, Inc.
10.375% due 10/15/2017	7,795,000	6,801,137
FMC Finance III SA
6.875% due 07/15/2017	3,430,000	3,369,975
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^ (a)	14,530,000	36,325
Universal Hospital Services, Inc.
5.9425% due 06/01/2015 (b)	1,300,000	923,000
8.50% due 06/01/2015	1,855,000	1,613,850
		12,744,287
Healthcare Services - 2.91%
CRC Health Corp.
10.75% due 02/01/2016	11,340,000	7,144,200
DaVita, Inc.
6.625% due 03/15/2013	1,650,000	1,608,750
7.25% due 03/15/2015	5,295,000	5,136,150
U.S. Oncology Holdings, Inc., PIK
8.3344% due 03/15/2012	11,120,000	6,672,000
Vanguard Health Holding Company I LLC
11.25% due 10/01/2015	3,635,000	3,107,925
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	7,300,000	6,679,500
		30,348,525
Holdings Companies/Conglomerates - 0.39%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (h)	5,247,000	3,043,260
Leucadia National Corp.
7.125% due 03/15/2017	1,370,000	1,006,950
		4,050,210
Homebuilders - 0.63%
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	8,490,000	6,622,200

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Hotels & Restaurants - 0.82%
Buffets, Inc.
12.50% due 11/01/2014 ^	$5,915,000	$591
Carrols Corp.
9.00% due 01/15/2013	850,000	718,250
CCM Merger, Inc.
8.00% due 08/01/2013 (h)	3,405,000	1,259,850
Denny's Corp.
10.00% due 10/01/2012	2,500,000	2,150,000
El Pollo Loco, Inc.
11.75% due 11/15/2013	3,120,000	2,402,400
MGM Mirage, Inc.
13.00% due 11/15/2013 (h)	1,210,000	871,200
Sbarro, Inc.
10.375% due 02/01/2015	3,120,000	1,154,400
		8,556,691
Industrial Machinery - 0.58%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	8,040,000	5,065,200
Terex Corp.
8.00% due 11/15/2017	1,165,000	937,825
		6,003,025
Insurance - 0.13%
American International Group, Inc.
8.175% due 05/15/2058 (b)(h)	8,390,000	1,340,521
International Oil - 1.27%
Corral Finans AB, PIK
2.5944% due 04/15/2010 (b)(h)	12,016,599	6,248,632
Gaz Capital for Gazprom
6.51% due 03/07/2022 (h)	1,590,000	928,242
6.51% due 03/07/2022	103,000	60,131
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (h)	2,860,000	2,002,000
OAO Gazprom
9.625% due 03/01/2013	510,000	460,275
Pemex Project Funding Master Trust
9.125% due 10/13/2010	50,000	52,750
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (h)	1,745,000	1,352,375
7.00% due 05/01/2017 (h)	2,950,000	2,183,000
		13,287,405
Leisure Time - 2.32%
Boyd Gaming Corp.
6.75% due 04/15/2014	3,370,000	1,752,400
7.125% due 02/01/2016	2,530,000	1,290,300
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (h)	1,587,000	444,360
Downstream Development Authority of the Quapaw Tribe of Oklahoma
12.00% due 10/15/2015 (h)	4,440,000	2,220,000
Fontainebleau Las Vegas Holdings
11.00% due 06/15/2015 (h)	3,000,000	195,000
Harrah's Operating Company, Inc.
10.00% due 12/15/2018	72,000	20,160
10.75% due 02/01/2016	316,000	44,240
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (h)	4,810,000	2,501,200
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	8,291,000	994,920
Mandalay Resort Group
7.625% due 07/15/2013	1,500,000	150,000
MGM Mirage, Inc.
6.625% due 07/15/2015	260,000	101,400
6.75% due 09/01/2012	2,200,000	924,000
8.375% due 02/01/2011	2,800,000	896,000
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	2,900,000	870,000
Park Place Entertainment Corp.
8.125% due 05/15/2011	9,280,000	1,531,200
River Rock Entertainment Authority
9.75% due 11/01/2011	445,000	226,950
Snoqualmie Entertainment Authority
5.3837% due 02/01/2014 (b)(h)	2,315,000	1,250,100
Station Casinos, Inc.
6.00% due 04/01/2012 (a)	5,610,000	1,739,100
6.50% due 02/01/2014	500,000	15,000
6.625% due 03/15/2018	1,705,000	51,150
7.75% due 08/15/2016	6,180,000	1,854,000
Wynn Las Vegas LLC
6.625% due 12/01/2014	7,280,000	5,132,400
		24,203,880
Manufacturing - 0.04%
Sequa Corp.
13.50% due 12/01/2015 (h)(j)	2,805,952	448,952
Medical-Hospitals - 3.66%
Community Health Systems, Inc.
8.875% due 07/15/2015	2,670,000	2,526,487
HCA, Inc.
7.50% due 12/15/2023	3,050,000	1,688,446
8.75% due 09/01/2010	600,000	597,000
9.25% due 11/15/2016	3,695,000	3,380,925
9.625% due 11/15/2016	19,168,000	16,005,280
Tenet Healthcare Corp.
6.375% due 12/01/2011	5,690,000	5,064,100
6.50% due 06/01/2012	2,015,000	1,793,350
7.375% due 02/01/2013	4,586,000	3,875,170
9.875% due 07/01/2014	4,161,000	3,297,593
		38,228,351
Mining - 1.65%
FMG Finance Pty, Ltd.
10.625% due 09/01/2016 (h)	5,770,000	4,904,500
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	5,240,000	4,519,500
Noranda Aluminium Acquisition Corp.
6.595% due 05/15/2015 (b)	14,145,000	3,394,800
Vale Overseas, Ltd.
6.875% due 11/21/2036	1,612,000	1,392,929
8.25% due 01/17/2034	1,021,000	1,007,576
Vedanta Resources PLC
8.75% due 01/15/2014 (h)	2,870,000	2,009,000
		17,228,305
Office Furnishings & Supplies - 0.42%
Interface, Inc.
9.50% due 02/01/2014	3,400,000	2,448,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Office Furnishings & Supplies (continued)
Interface, Inc. (continued)
10.375% due 02/01/2010	$2,110,000	$1,962,300
		4,410,300
Paper - 2.36%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 (h)	14,395,000	10,220,450
15.50% due 07/15/2010 (h)	8,786,000	1,845,060
Appleton Papers, Inc.
8.125% due 06/15/2011	2,300,000	1,564,000
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	9,689,000	2,131,580
NewPage Corp.
7.42% due 05/01/2012 (b)	12,510,000	3,002,400
10.00% due 05/01/2012	720,000	217,800
NewPage Holding Corp.
10.265% due 11/01/2013 (b)	3,981,969	955,673
Rock-Tenn Company
9.25% due 03/15/2016 (h)	2,350,000	2,338,250
Smurfit Capital Funding PLC
7.50% due 11/20/2025	3,280,000	1,836,800
Verso Paper Holdings LLC, Series B
11.375% due 08/01/2016	2,310,000	485,100
		24,597,113
Petroleum Services - 1.77%
Belden & Blake Corp.
8.75% due 07/15/2012	9,385,000	6,569,500
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	1,690,000	1,322,425
Complete Production Services, Inc.
8.00% due 12/15/2016	3,495,000	2,363,494
Enterprise Products Operating LP
7.034% due 01/15/2068 (b)	3,350,000	2,160,750
8.375% due 08/01/2066 (b)	3,380,000	2,281,500
Key Energy Services, Inc.
8.375% due 12/01/2014	4,080,000	2,652,000
Pride International, Inc.
7.375% due 07/15/2014	295,000	293,525
SemGroup LP
8.75% due 11/15/2015 ^ (h)	10,803,000	540,150
Tesoro Corp.
6.50% due 06/01/2017	430,000	331,100
		18,514,444
Publishing - 0.59%
Dex Media West LLC
9.875% due 08/15/2013	2,530,000	385,825
Dex Media, Inc.
8.00% due 11/15/2013	25,000	1,625
9.00% due 11/15/2013	3,660,000	237,900
9.00% due 11/15/2013	2,670,000	173,550
Idearc, Inc.
8.00% due 11/15/2016	7,775,000	116,625
Sun Media Corp.
7.625% due 02/15/2013	1,350,000	810,000
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on 07/15/2009 due 07/15/2015 (h)	4,540,000	1,634,400
10.50% due 01/15/2015 (h)	6,000,000	2,820,000
		6,179,925
Railroads & Equipment - 1.62%
American Railcar Industries, Inc.
7.50% due 03/01/2014	1,610,000	1,110,900
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375% due 05/01/2012	11,055,000	10,833,900
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	2,975,000	2,632,875
7.625% due 12/01/2013	1,150,000	1,035,000
Kansas City Southern Railway Company
13.00% due 12/15/2013	1,275,000	1,341,937
		16,954,612
Real Estate - 0.78%
Ashton Woods USA
9.50% due 10/01/2015	3,150,000	598,500
Forest City Enterprises, Inc.
7.625% due 06/01/2015	145,000	63,800
Host Hotels & Resort LP, REIT
6.375% due 03/15/2015	1,140,000	820,800
Realogy Corp.
10.50% due 04/15/2014	7,440,000	1,562,400
11.00% due 04/15/2014	608,956	66,985
12.375% due 04/15/2015	5,800,000	696,000
Ventas Realty LP
6.50% due 06/01/2016	675,000	572,063
6.75% due 04/01/2017	4,390,000	3,709,550
		8,090,098
Retail - 1.12%
Eye Care Centers of America
10.75% due 02/15/2015	3,170,000	2,916,400
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/2016 (h)	1,435,000	1,377,600
Michaels Stores, Inc.
10.00% due 11/01/2014	2,645,000	902,606
Suburban Propane Partners LP
6.875% due 12/15/2013	6,940,000	6,523,600
		11,720,206
Retail Grocery - 0.11%
Delhaize America, Inc.
9.00% due 04/15/2031	1,000,000	1,116,249
Retail Trade - 1.89%
American Greetings Corp.
7.375% due 06/01/2016	375,000	193,125
Blockbuster, Inc.
9.00% due 09/01/2012 (a)	6,145,000	3,256,850
Dollar General Corp.
10.625% due 07/15/2015	5,970,000	5,984,925
Dollar General Corp., PIK
11.875% due 07/15/2017	2,825,000	2,726,125
Macys Retail Holdings, Inc.
10.625% due 11/01/2010	1,770,000	1,658,446
Neiman Marcus Group, Inc.
7.125% due 06/01/2028	1,870,000	841,500

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Retail Trade (continued)
Neiman Marcus Group, Inc. (continued)
9.00% due 10/15/2015 (h)		$12,940,000	$5,111,300
			19,772,271
Semiconductors - 0.15%
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		4,250,000	765,000
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014		1,110,000	72,150
NXP BV/NXP Funding LLC
3.8444% due 10/15/2013 (b)		880,000	140,800
7.875% due 10/15/2014		957,000	191,400
Sensata Technologies B.V.
8.00% due 05/01/2014 (h)		1,720,000	447,200
			1,616,550
Steel - 2.44%
Evraz Group SA
8.875% due 04/24/2013 (h)		2,140,000	1,284,000
8.875% due 04/24/2013		4,070,000	2,423,197
9.50% due 04/24/2018 (h)		910,000	464,100
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (h)		4,215,000	3,881,602
7.25% due 10/20/2017		4,530,000	3,954,690
Metals USA, Inc.
11.125% due 12/01/2015		7,850,000	4,474,500
Ryerson, Inc.
8.545% due 11/01/2014 (b)(h)		230,000	117,300
12.25% due 11/01/2015 (h)		15,095,000	8,906,050
			25,505,439
Telecommunications Equipment & Services - 4.22%
Axtel SAB de CV
7.625% due 02/01/2017 (h)		7,200,000	5,040,000
7.625% due 02/01/2017		350,000	234,500
Citizens Communications Company
9.25% due 05/15/2011		100,000	102,000
Globo Comunicacoes e Participacoes SA
7.25% due 04/26/2022 (h)		3,798,000	3,513,150
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 ^		3,360,000	33,600
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016		4,690,000	4,420,325
Intelsat Corp.
9.25% due 08/15/2014 (h)		6,930,000	6,462,225
Intelsat Intermediate Holding Company, Ltd.
zero coupon, Step up to 9.50% on 02/01/2010 due 02/01/2015 (h)		2,050,000	1,660,500
Intelsat Jackson Holdings, Ltd.
9.50% due 06/15/2016 (h)		3,265,000	3,020,125
11.50% due 06/15/2016 (h)		17,220,000	16,272,900
iPCS, Inc.
3.295% due 05/01/2013 (b)(h)		3,140,000	2,260,800
True Move Company, Ltd.
10.375% due 08/01/2014 (h)		2,610,000	991,800
World Access, Inc.
13.25% due 01/15/2049 ^		1,450,274	67,075
			44,079,000
Telephone - 5.68%
Cincinnati Bell Telephone Company
6.30% due 12/01/2028		2,115,000	1,522,800
Level 3 Financing, Inc.
5.485% due 02/15/2015 (b)		1,700,000	816,000
9.25% due 11/01/2014		6,655,000	4,225,925
12.25% due 03/15/2013		4,625,000	3,191,250
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (h)		7,040,000	6,406,400
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		5,883,000	4,985,842
Sprint Capital Corp.
6.875% due 11/15/2028		2,355,000	1,301,138
7.625% due 01/30/2011		9,940,000	8,622,950
8.375% due 03/15/2012		9,092,000	7,364,520
8.75% due 03/15/2032		15,470,000	9,320,675
Virgin Media, Inc.
9.125% due 08/15/2016		3,815,000	3,352,431
Windstream Corp.
8.625% due 08/01/2016		8,560,000	8,217,600
			59,327,531
Tobacco - 0.39%
Alliance One International, Inc.
8.50% due 05/15/2012		1,870,000	1,617,550
11.00% due 05/15/2012		2,580,000	2,425,200
			4,042,750
Transportation - 0.72%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014		1,930,000	1,476,450
Horizon Lines, Inc.
4.25% due 08/15/2012		5,375,000	2,604,225
Teekay Shipping Corp.
8.875% due 07/15/2011		3,627,000	3,445,650
			7,526,325
Travel Services - 0.04%
Expedia, Inc.
8.50% due 07/01/2016 (h)		475,000	389,500
Trucking & Freight - 0.10%
Swift Transportation Company, Inc.
8.9844% due 05/15/2015 (b)(h)		7,300,000	657,000
12.50% due 05/15/2017 (h)		4,235,000	423,500
			1,080,500
TOTAL CORPORATE BONDS (Cost $1,415,590,310)			$889,258,462
CONVERTIBLE BONDS - 0.55%
Telecommunications Equipment & Services - 0.55%
Virgin Media, Inc.
6.50% due 11/15/2016 (h)		10,960,000	5,771,536
TOTAL CONVERTIBLE BONDS (Cost $5,961,338)			$5,771,536
DEFAULTED BONDS BEYOND MATURITY DATES - 0.14%
Argentina - 0.14%
Republic of Argentina
7.00% due 03/18/2049 ^	EUR	6,100,000,000	379,421

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
DEFAULTED BONDS BEYOND MATURITY DATES (continued)
Argentina (continued)
Republic of Argentina (continued)
7.00% due 03/18/2004 ^	EUR	625,000	$75,273
7.625 due 08/11/2007 ^		505,000,000	31,411
8.00% due 02/26/2008 ^		304,137	36,629
8.00% due 10/30/2009 ^		175,000,000	6,875
8.125% due 04/21/2008 ^		625,000	75,273
8.125% due 10/04/2004 ^		375,000	45,163
8.50% due 02/23/2005 ^		2,400,000	289,047
9.00% due 05/26/2009 ^		100,000	8,113
9.00% due 06/20/2049 ^		600,000	72,262
9.25% due 10/21/2049 ^		225,000	27,098
9.50% due 03/04/2004 ^		456,000	54,919
9.75% due 11/26/2049 ^		425,000	51,185
10.00% due 02/22/2007 ^		775,000	93,338
11.75% due 05/20/2011 ^		2,425,000	117,890
11.75% due 11/13/2026 ^		1,800,000	81,672
			1,445,569
TOTAL DEFAULTED BONDS BEYOND MATURITY DATES (Cost $4,285,299)			$1,445,569
COMMON STOCKS - 0.00%
Telecommunications Equipment & Services - 0.00%
XO Holdings, Inc. *		821	140
TOTAL COMMON STOCKS (Cost $1,806)			$140
PREFERRED STOCKS - 0.51%
Banking - 0.32%
Bank of America Corp., Series L, 7.25%		9,380	3,376,800
Cable & Television - 0.00%
ION Media Networks, Inc., Series B, 12.00%		10	0
Financial Services - 0.19%
Citigroup, Inc., Series T, 6.50%		77,700	1,223,775
Preferred Blocker, Inc., 7.00% (h)		4,106	701,100
			1,924,875
TOTAL PREFERRED STOCKS (Cost $14,055,358)			$5,301,675
TERM LOANS - 3.40%
Apparel & Textiles - 0.00%
Simmons Holdco, Inc., PIK
8.2338% due 02/15/2012 (b)		2,500,000	26,250
Auto Parts - 0.53%
Allison Transmission, Inc.
8.54% due 08/07/2014 (b)		8,330,161	5,518,732
Auto Services - 0.09%
Penhall Holdings, PIK
12.2875% due 04/01/2012 (b)		2,945,924	883,777
Automobiles - 0.03%
Ford Motor Term Loan
8.35% due 11/29/2013		1,000,000	319,583
Banking - 0.30%
HSBC Bank PLC
8.90% due 12/20/2010 (b)		52,153,000	775,870
RSHB Capital
9.50% due 02/11/2011 (b)		120,168,000	2,297,466
			3,073,336
Containers & Glass - 0.15%
Berry Plastics Group, Inc.
11.333% due 06/15/2014 (b)		7,529,042	1,505,808
Crude Petroleum & Natural Gas - 0.59%
Turbo Beta, Ltd.
14.50% due 03/15/2018		7,743,756	6,175,645
Domestic Oil - 0.20%
Ashmore Energy
3.451% due 03/30/2014 (b)		3,508,885	2,105,331
Energy - 0.04%
NRG Energy, Inc.
1.3588% due 02/01/2014 (b)		490,768	450,647
Gas & Pipeline Utilities - 0.08%
Stallion Oilfield Services
8.5063% due 07/31/2012 (b)		4,200,000	840,000
Healthcare Services - 0.23%
Iasis Holdco, Inc., PIK
6.4333% due 06/15/2014 (b)		5,888,949	2,414,469
Paper - 0.04%
Georgia Pacific Corp.
2.4094% due 12/20/2012 (b)		6,978	6,023
Verso Paper Holdings, Inc.
7.685% due 02/01/2013 (b)		1,379,135	448,219
			454,242
Publishing - 0.57%
Idearc, Inc.
7.4825% due 11/01/2014 (b)		6,552,552	2,285,203
Newsday LLC
9.75% due 08/01/2013 (b)		4,000,000	3,610,000
			5,895,203
Telecommunications Equipment & Services - 0.55%
Wind Acquisition Finance SA, PIK
8.3925% due 12/21/2011 (b)		8,731,577	5,784,670
TOTAL TERM LOANS (Cost $65,719,691)			$35,447,693
WARRANTS - 0.00%
Republic of Venezuela - 0.00%
Republic of Venezuela
(Expiration date 04/15/2020; strike price $26.00) *		305,000	51,575
TOTAL WARRANTS (Cost $94,550)			$51,575

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.02%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/27/2009 at
0.26% to be repurchased at
$21,100,457 on 03/02/2009,
collateralized by $21,555,000
Federal Home Loan Bank, 0.77%
due 12/30/2009 (valued at
$21,521,999 including interest)	$21,100,000	$21,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $21,100,000)		$21,100,000
SHORT TERM INVESTMENTS - 0.63%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$6,591,850	$6,591,850
TOTAL SHORT TERM INVESTMENTS (Cost $6,591,850)		$6,591,850
Total Investments (High Yield Fund)
(Cost $1,580,684,367) - 95.67%		$998,551,139
Other Assets in Excess of Liabilities - 4.33%		45,145,115
TOTAL NET ASSETS - 100.00%		$1,043,696,254

Index 500 Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.12%
Advertising - 0.16%
Interpublic Group of Companies, Inc. *	118,575	$451,771
Monster Worldwide, Inc. *	30,659	202,043
Omnicom Group, Inc.	77,334	1,858,336
		2,512,150
Aerospace - 2.11%
Boeing Company	182,346	5,732,958
General Dynamics Corp.	97,004	4,250,715
Goodrich Corp.	30,630	1,015,078
Lockheed Martin Corp.	82,842	5,228,159
Northrop Grumman Corp.	81,350	3,039,236
Raytheon Company	103,029	4,118,069
Rockwell Collins, Inc.	39,423	1,229,998
United Technologies Corp.	236,536	9,657,765
		34,271,978
Agriculture - 0.90%
Archer-Daniels-Midland Company	159,613	4,255,282
Monsanto Company	136,340	10,398,652
		14,653,934
Air Travel - 0.07%
Southwest Airlines Company	184,061	1,084,119
Aluminum - 0.08%
Alcoa, Inc.	199,138	1,240,630
Apparel & Textiles - 0.46%
Cintas Corp.	32,687	663,219
Coach, Inc. *	81,346	1,137,217
Jones Apparel Group, Inc.	20,630	55,495
NIKE, Inc., Class B	97,621	4,054,200
Polo Ralph Lauren Corp., Class A	13,999	482,546
VF Corp.	21,911	1,137,181
		7,529,858
Auto Parts - 0.26%
AutoZone, Inc. *	9,521	1,354,172
Genuine Parts Company	39,672	1,116,370
Johnson Controls, Inc.	147,845	1,682,476
		4,153,018
Auto Services - 0.02%
AutoNation, Inc. *	26,646	265,927
Automobiles - 0.23%
Ford Motor Company * (a)	594,403	1,188,806
General Motors Corp. (a)	151,897	341,768
PACCAR, Inc.	90,243	2,262,392
		3,792,966
Banking - 1.70%
Banco Santander Central Hispano SA, SADR (a)	43,431	261,455
Bank of America Corp.	1,590,922	6,284,142
BB&T Corp. (a)	137,472	2,217,423
Comerica, Inc.	37,445	562,049
Fifth Third Bancorp (a)	143,693	303,192
First Horizon National Corp. (a)	51,082	468,422
Hudson City Bancorp, Inc.	129,698	1,344,968
Huntington Bancshares, Inc. (a)	91,082	132,980
KeyCorp	123,169	863,415
M&T Bank Corp. (a)	19,209	703,049
Marshall & Ilsley Corp. (a)	64,768	296,637
Northern Trust Corp.	55,496	3,082,803
PNC Financial Services Group, Inc.	106,484	2,911,273
Regions Financial Corp.	172,175	588,839
SunTrust Banks, Inc.	88,111	1,059,975
U.S. Bancorp	436,580	6,247,460
Zions Bancorp (a)	28,700	268,919
		27,597,001
Biotechnology - 1.45%
Amgen, Inc. *	263,633	12,899,563
Biogen Idec, Inc. *	72,595	3,342,274
Cephalon, Inc. * (a)	17,031	1,117,063
Genzyme Corp. *	67,311	4,101,259
Life Technologies Corp. *	42,936	1,251,584
Millipore Corp. *	13,745	756,800
		23,468,543
Broadcasting - 0.24%
CBS Corp., Class B	169,181	722,403
News Corp., Class A	572,276	3,181,854
		3,904,257
Building Materials & Construction - 0.03%
Masco Corp.	89,552	461,193
Business Services - 1.17%
Affiliated Computer Services, Inc., Class A *	24,273	1,131,850
Automatic Data Processing, Inc.	126,372	4,315,604
Computer Sciences Corp. *	37,693	1,309,455

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Business Services (continued)
Convergys Corp. *	30,122	$194,287
Dun & Bradstreet Corp.	13,415	992,307
Equifax, Inc.	31,428	675,702
Fiserv, Inc. *	39,850	1,299,907
Fluor Corp.	45,163	1,501,670
H & R Block, Inc.	84,338	1,610,856
Iron Mountain, Inc. *	38,193	709,626
Jacobs Engineering Group, Inc. *	30,572	1,031,499
Moody's Corp. (a)	48,331	867,541
Paychex, Inc.	79,899	1,762,572
R.R. Donnelley & Sons Company	51,008	397,352
Robert Half International, Inc.	38,556	592,606
Total Systems Services, Inc.	48,884	614,961
		19,007,795
Cable & Television - 0.92%
Comcast Corp., Class A	716,556	9,358,221
DIRECTV Group, Inc. *	135,895	2,709,746
Scripps Networks Interactive, Inc., Class A	22,410	446,183
Viacom, Inc., Class B *	152,660	2,349,438
		14,863,588
Cellular Communications - 0.12%
Motorola, Inc.	563,920	1,984,998
Chemicals - 1.10%
Air Products & Chemicals, Inc.	52,145	2,411,706
CF Industries Holdings, Inc.	14,148	910,141
Dow Chemical Company	229,858	1,645,783
E.I. Du Pont de Nemours & Company	224,528	4,212,145
Eastman Chemical Company	18,051	370,767
PPG Industries, Inc.	40,859	1,269,081
Praxair, Inc.	76,736	4,354,768
Rohm & Haas Company	31,085	1,618,596
Sigma-Aldrich Corp.	31,151	1,112,091
		17,905,078
Coal - 0.19%
CONSOL Energy, Inc.	45,086	1,228,594
Massey Energy Company	21,184	244,675
Peabody Energy Corp.	66,345	1,570,386
		3,043,655
Commercial Services - 0.01%
CB Richard Ellis Group, Inc. *	55,487	160,357
Computer Services - 0.07%
NetApp, Inc. *	82,152	1,104,123
Computers & Business Equipment - 6.50%
Apple, Inc. *	221,188	19,754,300
Cisco Systems, Inc. *	1,456,882	21,226,771
Cognizant Technology Solutions Corp., Class A *	72,454	1,333,154
Dell, Inc. *	430,599	3,673,009
EMC Corp. *	507,787	5,331,763
Hewlett-Packard Company	609,394	17,690,708
International Business Machines Corp.	334,284	30,764,157
Juniper Networks, Inc. *	131,367	1,866,725
Lexmark International, Inc. * (a)	19,508	334,367
Metavante Technologies, Inc. *	1	17
Pitney Bowes, Inc.	51,290	989,384
SanDisk Corp. *	56,243	501,125
Sun Microsystems, Inc. *	183,777	860,076
Xerox Corp.	215,381	1,115,674
		105,441,230
Construction & Mining Equipment - 0.19%
National Oilwell Varco, Inc. *	103,840	2,775,643
Rowan Companies, Inc.	28,118	340,509
		3,116,152
Construction Materials - 0.14%
The Sherwin-Williams Company	24,400	1,121,180
Vulcan Materials Company (a)	27,407	1,134,924
		2,256,104
Containers & Glass - 0.18%
Ball Corp.	23,536	948,265
Bemis Company, Inc.	24,801	460,555
Owens-Illinois, Inc. *	36,156	557,526
Pactiv Corp. *	32,693	517,530
Sealed Air Corp.	39,282	438,387
		2,922,263
Cosmetics & Toiletries - 3.16%
Avon Products, Inc.	106,072	1,865,807
Colgate-Palmolive Company	125,585	7,557,705
Estee Lauder Companies, Inc., Class A	28,829	652,977
International Flavors & Fragrances, Inc.	19,569	514,860
Kimberly-Clark Corp.	102,953	4,850,116
Procter & Gamble Company	742,913	35,786,119
		51,227,584
Crude Petroleum & Natural Gas - 2.79%
Apache Corp.	83,273	4,920,602
Cabot Oil & Gas Corp.	25,717	523,855
Chesapeake Energy Corp.	134,578	2,104,800
Devon Energy Corp.	109,930	4,800,643
EOG Resources, Inc.	62,101	3,107,534
EQT Corp.	32,560	1,001,220
Hess Corp.	70,586	3,860,348
Marathon Oil Corp.	175,563	4,085,351
Noble Energy, Inc.	42,983	1,957,446
Occidental Petroleum Corp.	201,517	10,452,687
Pioneer Natural Resources Company	29,284	427,253
Southwestern Energy Company *	85,428	2,457,764
Sunoco, Inc.	29,078	972,659
XTO Energy, Inc.	143,526	4,544,033
		45,216,195
Domestic Oil - 0.08%
Range Resources Corp.	38,651	1,374,816
Drugs & Health Care - 0.83%
Wyeth	331,305	13,523,870
Educational Services - 0.12%
Apollo Group, Inc., Class A *	26,510	1,921,975
Electrical Equipment - 0.44%
Cooper Industries, Ltd., Class A	43,124	909,485

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Emerson Electric Company	190,863	$5,105,585
FLIR Systems, Inc. *	32,798	669,407
Molex, Inc.	35,047	398,485
		7,082,962
Electrical Utilities - 3.39%
AES Corp. *	167,395	1,054,588
Allegheny Energy, Inc.	42,065	994,417
Ameren Corp.	52,615	1,251,185
American Electric Power Company, Inc.	100,414	2,816,613
CenterPoint Energy, Inc.	85,635	883,753
CMS Energy Corp.	56,286	622,523
Consolidated Edison, Inc.	68,086	2,465,394
Constellation Energy Group, Inc.	44,289	875,151
Dominion Resources, Inc.	144,651	4,365,567
DTE Energy Company	40,564	1,085,898
Dynegy, Inc., Class A *	125,006	162,508
Edison International	81,069	2,206,698
Entergy Corp.	47,110	3,174,743
Exelon Corp.	163,706	7,730,197
FirstEnergy Corp.	75,850	3,228,176
FPL Group, Inc.	101,701	4,610,106
Integrys Energy Group, Inc.	19,016	457,335
Pepco Holdings, Inc.	53,798	806,970
PG&E Corp.	89,821	3,432,959
Pinnacle West Capital Corp.	25,085	658,732
PPL Corp.	93,309	2,602,388
Teco Energy, Inc. (a)	52,945	507,743
The Southern Company	192,734	5,841,768
Wisconsin Energy Corp. (a)	29,092	1,158,443
Xcel Energy, Inc.	111,733	1,982,143
		54,975,998
Electronics - 0.59%
Agilent Technologies, Inc. *	87,088	1,207,911
Amphenol Corp., Class A	43,724	1,111,464
Harman International Industries, Inc.	14,473	153,703
Jabil Circuit, Inc.	52,415	216,998
L-3 Communications Holdings, Inc.	29,709	2,009,814
Thermo Fisher Scientific, Inc. *	104,559	3,791,309
Tyco Electronics, Ltd.	107,218	1,016,427
		9,507,626
Energy - 0.61%
Duke Energy Corp.	314,834	4,240,814
Progress Energy, Inc.	65,462	2,318,664
SCANA Corp.	28,206	849,847
Sempra Energy	60,621	2,520,015
		9,929,340
Financial Services - 5.50%
American Express Company	288,608	3,480,612
Ameriprise Financial, Inc.	53,895	859,086
Bank of New York Mellon Corp.	285,542	6,330,466
Capital One Financial Corp.	97,453	1,174,309
Charles Schwab Corp.	232,827	2,959,231
CIT Group, Inc.	70,670	173,142
Citigroup, Inc. (a)	1,355,973	2,033,960
CME Group, Inc.	16,668	3,040,243
Discover Financial Services	119,414	684,242
E*TRADE Financial Corp. *	140,025	112,020
Federated Investors, Inc., Class B	22,040	415,674
Fidelity National Information Services, Inc.	47,275	827,313
Franklin Resources, Inc.	37,657	1,724,691
Goldman Sachs Group, Inc.	110,028	10,021,350
IntercontinentalExchange, Inc. *	17,976	1,020,498
Invesco, Ltd.	95,643	1,093,200
Janus Capital Group, Inc.	39,278	173,216
JPMorgan Chase & Company	928,697	21,220,726
Legg Mason, Inc.	35,315	453,091
Leucadia National Corp. *	44,040	644,305
MasterCard, Inc., Class A (a)	18,008	2,845,804
Morgan Stanley	264,246	5,163,367
NASDAQ OMX Group, Inc. *	33,873	707,946
NYSE Euronext	65,938	1,113,033
People's United Financial, Inc.	86,535	1,506,574
SLM Corp. *	116,271	534,847
State Street Corp.	107,480	2,716,020
T. Rowe Price Group, Inc.	64,295	1,462,068
Wells Fargo & Company	1,050,030	12,705,363
Western Union Company	178,052	1,987,060
		89,183,457
Food & Beverages - 4.40%
Campbell Soup Company	51,194	1,370,463
Coca-Cola Enterprises, Inc.	78,916	905,956
ConAgra Foods, Inc.	111,244	1,677,560
Dean Foods Company *	38,306	783,358
Dr Pepper Snapple Group, Inc. *	63,123	886,878
General Mills, Inc.	83,143	4,363,345
H.J. Heinz Company	78,240	2,556,101
Hershey Company	41,269	1,390,353
J.M. Smucker Company	29,469	1,093,889
Kellogg Company	62,684	2,439,661
Kraft Foods, Inc., Class A	365,553	8,327,297
McCormick & Company, Inc.	32,345	1,014,016
Pepsi Bottling Group, Inc.	33,625	622,062
PepsiCo, Inc.	386,453	18,603,847
Sara Lee Corp.	175,897	1,356,166
Sysco Corp.	149,080	3,205,220
The Coca-Cola Company	495,073	20,223,732
Tyson Foods, Inc., Class A	75,171	633,692
		71,453,596
Forest Products - 0.08%
Weyerhaeuser Company	52,574	1,270,188
Furniture & Fixtures - 0.03%
Leggett & Platt, Inc.	38,866	444,238
Gas & Pipeline Utilities - 0.43%
El Paso Corp.	174,476	1,177,713
Nicor, Inc.	11,245	352,868
NiSource, Inc.	68,239	597,091
Questar Corp.	43,155	1,244,159
Spectra Energy Corp.	152,050	1,976,650

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
Williams Companies, Inc.	143,988	$1,627,064
		6,975,545
Healthcare Products - 4.49%
Baxter International, Inc.	154,313	7,856,075
Becton, Dickinson & Company	60,493	3,743,912
Boston Scientific Corp. *	373,614	2,622,770
C.R. Bard, Inc.	24,683	1,981,058
Covidien, Ltd.	125,302	3,968,314
DENTSPLY International, Inc.	37,063	856,896
Intuitive Surgical, Inc. * (a)	9,732	885,223
Johnson & Johnson	690,377	34,518,850
Medtronic, Inc.	278,241	8,233,151
Patterson Companies, Inc. * (a)	22,687	409,954
St. Jude Medical, Inc. *	85,640	2,839,822
Stryker Corp.	60,275	2,029,459
Varian Medical Systems, Inc. *	30,874	941,966
Zimmer Holdings, Inc. *	55,878	1,956,848
		72,844,298
Healthcare Services - 1.88%
Cardinal Health, Inc.	89,480	2,903,626
Coventry Health Care, Inc. *	37,068	427,023
DaVita, Inc. *	25,818	1,211,381
Express Scripts, Inc. *	61,574	3,097,172
Humana, Inc. *	41,980	993,667
IMS Health, Inc.	45,254	566,580
Laboratory Corp. of America Holdings *	26,873	1,478,284
McKesson Corp.	68,653	2,816,146
Medco Health Solutions, Inc. *	123,919	5,028,633
Quest Diagnostics, Inc.	39,425	1,806,848
UnitedHealth Group, Inc.	300,531	5,905,434
WellPoint, Inc. *	126,661	4,296,341
		30,531,135
Holdings Companies/Conglomerates - 0.02%
Textron, Inc.	59,991	338,949
Homebuilders - 0.10%
Centex Corp.	30,932	192,088
D.R. Horton, Inc.	68,549	579,239
KB Home	18,612	165,647
Lennar Corp., Class A	35,157	234,849
Pulte Homes, Inc.	53,176	488,155
		1,659,978
Hotels & Restaurants - 1.37%
Darden Restaurants, Inc.	34,518	936,819
Marriott International, Inc., Class A	72,967	1,033,213
McDonald's Corp.	277,324	14,490,179
Starbucks Corp. *	183,009	1,674,532
Starwood Hotels & Resorts Worldwide, Inc.	45,541	527,820
Wyndham Worldwide Corp.	43,883	161,928
Wynn Resorts, Ltd. * (a)	15,330	321,163
Yum! Brands, Inc.	115,095	3,024,697
		22,170,351
Household Appliances - 0.05%
Black & Decker Corp.	14,952	353,914
Whirlpool Corp.	18,290	406,587
		760,501
Household Products - 0.18%
Clorox Company	34,515	1,677,429
Fortune Brands, Inc.	37,301	885,899
Newell Rubbermaid, Inc.	68,974	389,703
		2,953,031
Industrial Machinery - 1.02%
Cameron International Corp. *	54,621	1,053,093
Caterpillar, Inc.	150,098	3,693,912
Cummins, Inc.	50,129	1,042,683
Deere & Company	106,249	2,920,785
Dover Corp.	46,273	1,154,049
Flowserve Corp.	14,068	710,012
Ingersoll-Rand Company, Ltd., Class A	79,322	1,124,786
ITT Corp.	45,184	1,687,622
Manitowoc Company, Inc.	32,434	132,979
Pall Corp.	29,380	698,363
Parker-Hannifin Corp.	40,099	1,338,104
W.W. Grainger, Inc.	16,088	1,064,382
		16,620,770
Industrials - 1.43%
Fastenal Company (a)	32,153	968,448
General Electric Company	2,613,461	22,240,553
		23,209,001
Insurance - 2.20%
Aetna, Inc.	114,733	2,738,677
AFLAC, Inc.	115,982	1,943,858
Allstate Corp.	133,360	2,244,449
American International Group, Inc.	669,044	280,998
Aon Corp.	67,128	2,566,975
Assurant, Inc.	29,329	598,312
Chubb Corp.	88,507	3,455,313
CIGNA Corp.	68,390	1,077,826
Cincinnati Financial Corp.	40,405	829,919
Genworth Financial, Inc., Class A	107,774	130,407
Hartford Financial Services Group, Inc.	74,969	457,311
Lincoln National Corp.	63,669	546,917
Loews Corp.	90,063	1,787,751
Marsh & McLennan Companies, Inc.	127,915	2,293,516
MBIA, Inc. *	46,876	128,440
MetLife, Inc.	197,464	3,645,185
Principal Financial Group, Inc.	64,530	515,595
Progressive Corp. *	168,113	1,945,067
Prudential Financial, Inc.	105,501	1,731,271
The Travelers Companies, Inc.	145,443	5,257,764
Torchmark Corp.	21,158	435,855
Unum Group	82,390	838,730
XL Capital, Ltd., Class A (a)	81,794	270,738
		35,720,874
International Oil - 8.55%
Anadarko Petroleum Corp.	114,220	3,991,989
Chevron Corp.	505,558	30,692,426
ConocoPhillips	370,950	13,854,982

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
International Oil (continued)
Exxon Mobil Corp.	1,265,677	$85,939,468
Murphy Oil Corp.	47,397	1,981,669
Nabors Industries, Ltd. *	70,808	687,546
Noble Corp.	65,674	1,614,924
		138,763,004
Internet Content - 1.52%
Google, Inc., Class A *	59,522	20,117,841
Yahoo!, Inc. *	345,296	4,568,266
		24,686,107
Internet Retail - 0.52%
Amazon.com, Inc. *	80,027	5,184,949
eBay, Inc. *	266,896	2,901,160
Expedia, Inc. *	52,121	415,404
		8,501,513
Internet Software - 0.39%
Akamai Technologies, Inc. *	42,083	761,281
McAfee, Inc. *	38,029	1,062,910
Salesforce.com, Inc. *	26,107	730,996
Symantec Corp. *	208,020	2,876,917
VeriSign, Inc. *	48,281	933,272
		6,365,376
Investment Companies - 0.00%
American Capital, Ltd. (a)	51,187	69,102
Leisure Time - 0.73%
Carnival Corp.	108,737	2,126,896
Electronic Arts, Inc. *	79,843	1,302,239
International Game Technology	73,328	646,753
Walt Disney Company	460,579	7,723,910
		11,799,798
Life Sciences - 0.08%
PerkinElmer, Inc.	29,387	378,505
Waters Corp. *	24,479	862,150
		1,240,655
Liquor - 0.18%
Brown Forman Corp., Class B	24,404	1,048,884
Constellation Brands, Inc., Class A *	48,436	632,090
Molson Coors Brewing Company, Class B	37,034	1,304,708
		2,985,682
Manufacturing - 1.53%
3M Company	172,423	7,838,350
Danaher Corp.	63,621	3,229,402
Eaton Corp.	41,031	1,483,271
Harley-Davidson, Inc. (a)	57,932	585,113
Honeywell International, Inc.	180,717	4,848,637
Illinois Tool Works, Inc.	97,936	2,722,621
Rockwell Automation, Inc.	35,208	707,681
Snap-on, Inc.	14,292	337,148
Stanley Works	19,606	524,656
Tyco International, Ltd.	124,327	2,492,756
		24,769,635
Medical-Hospitals - 0.01%
Tenet Healthcare Corp. *	102,571	113,854
Metal & Metal Products - 0.13%
Precision Castparts Corp.	34,692	1,922,978
Titanium Metals Corp.	21,042	122,885
		2,045,863
Mining - 0.47%
Freeport-McMoRan Copper & Gold, Inc., Class B	93,969	2,858,537
Newmont Mining Corp.	113,039	4,705,814
		7,564,351
Multimedia - 0.42%
Time Warner, Inc.	892,643	6,810,866
Office Furnishings & Supplies - 0.04%
Avery Dennison Corp.	26,446	532,887
Office Depot, Inc. *	67,997	71,397
		604,284
Paper - 0.13%
International Paper Company	106,385	605,331
MeadWestvaco Corp.	42,502	396,969
Plum Creek Timber Company, Inc.	41,501	1,088,571
		2,090,871
Petroleum Services - 1.48%
Baker Hughes, Inc.	76,521	2,242,830
BJ Services Company	72,746	703,454
Diamond Offshore Drilling, Inc.	17,290	1,083,046
ENSCO International, Inc.	35,289	867,404
Halliburton Company	222,387	3,627,132
Schlumberger, Ltd.	297,634	11,327,950
Smith International, Inc.	54,456	1,169,715
Tesoro Corp.	34,452	508,511
Valero Energy Corp.	128,397	2,488,334
		24,018,376
Pharmaceuticals - 6.12%
Abbott Laboratories	386,069	18,276,506
Allergan, Inc.	76,516	2,964,230
AmerisourceBergen Corp.	38,871	1,234,543
Bristol-Myers Squibb Company	492,574	9,068,287
Celgene Corp. *	114,008	5,099,578
Eli Lilly & Company	248,952	7,314,210
Forest Laboratories, Inc. *	74,990	1,607,786
Gilead Sciences, Inc. *	228,897	10,254,586
Hospira, Inc. *	39,712	921,318
King Pharmaceuticals, Inc. *	61,329	450,155
Merck & Company, Inc.	526,059	12,730,628
Mylan, Inc. * (a)	75,817	942,405
Pfizer, Inc.	1,677,800	20,653,718
Schering-Plough Corp.	404,486	7,034,011
Watson Pharmaceuticals, Inc. *	26,029	735,840
		99,287,801
Photography - 0.01%
Eastman Kodak Company	66,799	213,089
Publishing - 0.15%
Gannett Company, Inc. (a)	56,761	183,906
McGraw-Hill Companies, Inc.	78,255	1,543,971
Meredith Corp.	8,951	115,020

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Publishing (continued)
The New York Times Company, Class A (a)	28,799	$118,940
The Washington Post Company, Class B	1,492	537,851
		2,499,688
Railroads & Equipment - 0.87%
Burlington Northern Santa Fe Corp.	69,841	4,104,556
CSX Corp.	98,153	2,422,416
Norfolk Southern Corp.	92,134	2,922,490
Union Pacific Corp.	126,012	4,727,970
		14,177,432
Real Estate - 0.70%
Apartment Investment & Management Company, Class A, REIT (a)	29,012	151,443
Avalon Bay Communities, Inc., REIT	19,805	840,128
Boston Properties, Inc., REIT	30,059	1,114,888
Developers Diversified Realty Corp., REIT	29,740	87,733
Equity Residential, REIT	67,686	1,191,274
HCP, Inc., REIT	62,866	1,148,562
Health Care, Inc., REIT	24,200	744,634
Host Hotels & Resorts, Inc., REIT	130,022	481,081
Kimco Realty Corp., REIT	56,982	504,291
ProLogis, REIT	66,102	382,730
Public Storage, Inc., REIT	31,192	1,730,532
Simon Property Group, Inc., REIT	56,187	1,859,790
Vornado Realty Trust, REIT	34,182	1,118,777
		11,355,863
Retail Grocery - 0.41%
Safeway, Inc.	106,670	1,973,395
SUPERVALU, Inc.	52,689	822,475
The Kroger Company	162,352	3,355,816
Whole Foods Market, Inc. (a)	34,914	424,205
		6,575,891
Retail Trade - 5.34%
Abercrombie & Fitch Company, Class A (a)	21,656	476,215
Bed Bath & Beyond, Inc. *	64,619	1,376,385
Best Buy Company, Inc.	84,049	2,422,292
Big Lots, Inc. *	20,432	316,900
Costco Wholesale Corp.	107,411	4,547,782
CVS Caremark Corp.	357,367	9,198,626
Family Dollar Stores, Inc.	34,765	953,952
GameStop Corp., Class A *	40,752	1,097,044
Home Depot, Inc.	421,870	8,812,864
J.C. Penney Company, Inc.	55,285	847,519
Kohl's Corp. *	75,821	2,664,350
Limited Brands, Inc.	67,328	517,752
Lowe's Companies, Inc.	364,695	5,776,769
Macy's, Inc.	104,646	823,564
Nordstrom, Inc. (a)	39,659	534,207
RadioShack Corp.	31,121	228,117
Sears Holdings Corp. * (a)	13,845	508,942
Staples, Inc.	177,507	2,831,237
Target Corp.	187,309	5,302,718
The Gap, Inc.	116,118	1,252,913
The TJX Companies, Inc.	103,595	2,307,061
Tiffany & Company (a)	30,668	583,919
Walgreen Company	246,306	5,876,861
Wal-Mart Stores, Inc.	556,333	27,393,837
		86,651,826
Sanitary Services - 0.45%
Ecolab, Inc.	41,716	1,325,734
Republic Services, Inc.	79,883	1,589,672
Stericycle, Inc. *	21,292	1,021,590
Waste Management, Inc.	122,066	3,295,782
		7,232,778
Semiconductors - 2.36%
Advanced Micro Devices, Inc. * (a)	151,406	330,065
Altera Corp.	73,992	1,134,297
Analog Devices, Inc.	72,456	1,350,580
Applied Materials, Inc.	333,836	3,074,630
Broadcom Corp., Class A *	110,511	1,817,906
Intel Corp.	1,383,955	17,631,587
KLA-Tencor Corp.	42,016	724,776
Linear Technology Corp.	55,172	1,202,750
LSI Logic Corp. *	160,512	465,485
MEMC Electronic Materials, Inc. *	55,865	838,534
Microchip Technology, Inc. (a)	45,259	849,511
Micron Technology, Inc. * (a)	190,042	611,935
National Semiconductor Corp.	48,539	529,075
Novellus Systems, Inc. *	24,301	309,838
NVIDIA Corp. *	133,634	1,106,489
QLogic Corp. *	31,832	293,491
Teradyne, Inc. *	41,752	172,436
Texas Instruments, Inc.	322,581	4,629,037
Xilinx, Inc.	68,153	1,204,945
		38,277,367
Software - 3.45%
Adobe Systems, Inc. *	132,115	2,206,321
Autodesk, Inc. *	56,306	714,523
BMC Software, Inc. *	46,656	1,382,417
CA, Inc.	98,011	1,661,286
Citrix Systems, Inc. *	45,199	930,195
Compuware Corp. *	61,334	362,484
Intuit, Inc. *	79,639	1,814,973
Microsoft Corp.	1,903,547	30,742,284
Novell, Inc. *	85,907	271,466
Oracle Corp. *	974,738	15,147,429
Teradata Corp. *	43,793	677,040
		55,910,418
Steel - 0.24%
AK Steel Holding Corp.	27,746	171,470
Allegheny Technologies, Inc. (a)	23,960	471,293
Nucor Corp.	78,118	2,628,671
United States Steel Corp.	28,928	569,014
		3,840,448
Telecommunications Equipment & Services - 1.39%
American Tower Corp., Class A *	98,707	2,874,348
Ciena Corp. *	22,332	119,923
Corning, Inc.	386,753	4,080,244

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Index 500 Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Telecommunications Equipment & Services (continued)
Embarq Corp.	35,366	$1,236,749
JDS Uniphase Corp. *	54,702	150,977
QUALCOMM, Inc.	411,920	13,770,486
Tellabs, Inc. *	99,037	376,341
		22,609,068
Telephone - 3.81%
AT&T, Inc.	1,466,316	34,854,331
CenturyTel, Inc.	24,917	656,065
Frontier Communications Corp.	77,462	557,727
Harris Corp.	33,490	1,248,507
Qwest Communications International, Inc. (a)	364,513	1,235,699
Sprint Nextel Corp. *	710,839	2,338,660
Verizon Communications, Inc.	706,779	20,164,405
Windstream Corp.	109,339	815,669
		61,871,063
Tires & Rubber - 0.02%
Goodyear Tire & Rubber Company *	60,038	266,569
Tobacco - 1.76%
Altria Group, Inc.	512,675	7,915,702
Lorillard, Inc.	41,820	2,443,961
Philip Morris International, Inc.	503,378	16,848,062
Reynolds American, Inc.	42,039	1,411,669
		28,619,394
Toys, Amusements & Sporting Goods - 0.11%
Hasbro, Inc.	30,826	705,607
Mattel, Inc.	89,158	1,055,631
		1,761,238
Transportation - 0.20%
C.H. Robinson Worldwide, Inc.	42,102	1,742,181
Expeditors International of Washington, Inc.	52,764	1,453,648
		3,195,829
Trucking & Freight - 0.85%
FedEx Corp.	77,445	3,346,398
Ryder Systems, Inc.	13,839	316,360
United Parcel Service, Inc., Class B	247,625	10,197,198
		13,859,956
Utility Service - 0.21%
Public Service Enterprise Group, Inc.	125,928	3,436,575
TOTAL COMMON STOCKS (Cost $2,251,896,927)		$1,591,708,825
SHORT TERM INVESTMENTS - 2.43%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$22,729,979	$22,729,979
Societe Generale North America, Inc. 0.26% due 03/02/2009	16,690,000	16,689,879
TOTAL SHORT TERM INVESTMENTS (Cost $39,419,859)		$39,419,858
Total Investments (Index 500 Fund)
(Cost $2,291,316,786) - 100.55%		$1,631,128,683
Liabilities in Excess of Other Assets - (0.55)%		(8,878,161)
TOTAL NET ASSETS - 100.00%		$1,622,250,522

International Equity Index Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.45%
Argentina - 0.01%
Petrobras Energia Participaciones SA, ADR, B Shares	2,810	$14,106
Telecom Argentina SA, ADR, B Shares *	2,416	17,226
		31,332
Australia - 4.31%
AGL Energy, Ltd.	14,618	122,698
Alumina, Ltd.	37,887	28,507
Amcor, Ltd.	31,772	88,124
AMP, Ltd.	60,320	183,725
Aristocrat Leisure, Ltd.	9,363	21,876
Asciano Group	13,391	3,716
Australia and New Zealand Banking Group, Ltd.	69,809	584,722
Australian Stock Exchange, Ltd.	5,604	93,391
Axa Asia Pacific Holdings, Ltd.	33,245	64,322
Babcock & Brown, Ltd. *	6,031	1,253
Bendigo Bank, Ltd.	7,153	29,056
BHP Billiton, Ltd.	118,673	2,136,894
Billabong International, Ltd.	3,825	17,044
Bluescope Steel, Ltd.	24,826	34,785
Boral, Ltd.	16,590	29,558
Brambles, Ltd.	50,377	147,195
Caltex Australia, Ltd.	3,106	18,503
Centro Properties Group, Ltd. *	20,831	954
Centro Retail Group	32,506	800
CFS Gandel Retail Trust	66,172	70,838
Coca-Cola Amatil, Ltd.	20,099	114,704
Cochlear, Ltd.	2,251	76,162
Commonwealth Bank of Australia, Ltd.	52,086	982,158
Computershare, Ltd.	18,982	84,525
Crown, Ltd.	19,236	63,350
CSL, Ltd.	21,515	497,564
CSR, Ltd.	28,011	17,636
Dexus Property Group, REIT	148,596	65,041
Fortescue Metals Group, Ltd. * (a)	39,653	64,962
Foster's Group, Ltd.	66,526	232,908
General Property Trust, Ltd.	171,552	50,645
Goodman Fielder, Ltd.	50,836	37,245
Harvey Norman Holding, Ltd.	11,715	14,136
Incitec Pivot, Ltd.	50,675	69,035
James Hardie Industries, Ltd.	10,713	22,350
John Fairfax Holdings, Ltd. (a)	47,696	32,939
Leighton Holdings, Ltd.	4,881	58,080
Lend Lease Corp.	9,135	30,892
Lion Nathan, Ltd.	12,292	66,580
Macquarie Airports, Ltd.	17,250	16,740
Macquarie Goodman Group, Ltd.	107,023	17,209
Macquarie Group, Ltd.	9,570	101,076
Macquarie Infrastructure Group	68,523	44,293
Macquarie Office Trust	45,981	3,448
Metcash, Ltd.	20,343	54,040
Mirvac Group, Ltd.	65,667	34,837
National Australia Bank, Ltd.	66,504	747,010
Newcrest Mining, Ltd.	16,420	322,872
NRMA Insurance Group, Ltd.	61,712	133,775

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Nufarm, Ltd.	6,202	$39,808
OneSteel, Ltd.	28,397	30,201
Orica, Ltd.	12,890	107,887
Origin Energy, Ltd.	29,129	251,454
Oxiana, Ltd.	101,319	39,693
Perpetual Trust of Australia, Ltd.	899	14,429
Qantas Airways, Ltd.	25,935	25,616
QBE Insurance Group, Ltd.	34,836	418,402
Rio Tinto, Ltd.	9,574	281,698
Santos, Ltd.	21,799	214,314
Sims Group, Ltd.	4,959	53,694
Sonic Healthcare, Ltd.	13,734	104,304
Stockland Company, Ltd.	55,499	95,059
Stockland, REIT	2,635	6,033
Suncorp-Metway, Ltd. *	6,302	20,109
Suncorp-Metway, Ltd.	31,514	103,943
TABCORP Holdings, Ltd.	16,240	65,807
Tattersall's, Ltd.	46,745	84,654
Telstra Corp., Ltd.	154,565	348,338
Toll Holdings, Ltd.	21,404	72,200
Transurban Group, Ltd. *	39,425	111,053
Virgin Blue Holdings, Ltd. *	12,681	1,902
Wesfarmers, Ltd., Price Protected Shares	4,019	44,248
Wesfarmers, Ltd.	32,717	363,265
Westfield Group	76,414	512,428
Westpac Banking Corp., Ltd.	98,809	1,053,712
Woodside Petroleum, Ltd.	16,295	370,864
Woolworths, Ltd.	43,473	722,377
WorleyParsons, Ltd.	5,077	50,513
		13,342,178
Austria - 0.22%
Erste Bank der Oesterreichischen Sparkassen AG (a)	7,890	75,383
Oesterreichische Elektrizitaets AG, Class A	2,716	83,540
OMV AG	6,301	164,145
Raiffeisen International Bank Holding AG (a)	1,810	33,722
Strabag SE	2,361	30,318
Telekom Austria AG	12,512	162,825
Voestalpine AG	4,797	73,518
Wiener Staedtische Allgemeine Versicherung AG	1,338	29,636
Wienerberger Baustoffindustrie AG	3,350	26,978
		680,065
Belgium - 0.67%
Anheuser-Busch InBev NV	22,399	612,075
Anheuser-Busch InBev NV *	9,984	63
Belgacom SA	6,368	207,273
Colruyt SA	637	144,411
Compagnie Nationale A Portefeuille, ADR	1,550	64,201
Delhaize Group	3,768	217,555
Dexia SA	19,659	40,954
Fortis Group SA	82,022	135,150
Groupe Bruxelles Lambert SA	2,960	189,275
KBC Ancora, ADR	3,251	15,093
KBC Bancassurance Holding NV	6,708	69,624
Mobistar SA *	1,281	78,866
Solvay SA	2,307	130,559
UCB SA	3,846	105,812
Umicore	5,119	77,038
		2,087,949
Bermuda - 0.07%
Central European Media Enterprises, Ltd. *	1,041	5,836
China Yurun Food Group, Ltd	38,000	44,650
Chinese Estates Holdings, Ltd.	28,561	32,204
Frontline, Ltd.	1,950	40,416
SeaDrill, Ltd., GDR	11,091	84,291
		207,397
Brazil - 1.54%
All America Latina Logistica SA	16,900	57,737
Aracruz Celulose SA, SADR (a)	845	6,025
B2W Companhia Global Do Varejo	2,100	18,757
Banco do Brasil SA	13,600	78,766
BM&F BOVESPA SA *	48,059	119,575
Brasil Telecom Participacoes SA, ADR	686	21,513
Brasil Telecom Participacoes SA	2,800	70,661
Centrais Eletricas Brasileiras SA, ADR, B Shares *	2,071	21,230
Centrais Eletricas Brasileiras SA, ADR *	3,447	38,355
Centrais Eletricas Brasileiras SA *	5,000	54,780
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR *	436	10,564
Cia de Bebidas das Americas, ADR *	743	25,745
Cia de Concessoes Rodoviarias, ADR	5,400	52,343
Cia de Saneamento Basico do Estado de Sao Paulo *	4,622	46,463
Cia Energetica de Minas Gerais, ADR	5,411	73,914
Cia Vale do Rio Doce	34,506	445,430
Companhia Siderurgica Nacional SA, SADR	7,191	94,993
Companhia Siderurgica Nacional SA	5,866	76,900
Companhia Vale Do Rio Doce, ADR	17,577	226,567
Companhia Vale Do Rio Doce, SADR	24,806	276,587
Cosan SA Industria e Comercio *	3,405	14,666
CPFL Energia SA	5,100	67,072
Cyrela Brazil Realty SA	8,000	23,551
EDP - Energias do Brasil SA	2,700	26,420
Empresa Brasileira de Aeronautica SA	13,400	36,926
Empresa Brasileira de Aeronautica SA, ADR	1,575	17,026
Gafisa SA	4,887	20,252
Gerdau SA, SADR	11,612	60,731
Gerdau SA	7,058	29,485
Global Village Telecom Holding SA *	2,699	27,651
JBS SA	13,126	25,303
LLX Logistica SA *	13,233	6,751
Lojas Renner SA	6,200	36,556
MRV Engenharia e Participacoes SA	2,629	11,455
Natura Cosmeticos SA	4,800	43,556
OGX Petroleo e Gas Participacoes SA *	500	118,132
Perdigao SA *	4,400	54,480
Petroleo Brasileiro SA, ADR	15,342	425,434
Petroleo Brasileiro SA, SADR	21,468	480,454
Petroleo Brasileiro SA	53,184	727,238
Porto Seguro SA *	5,213	25,287

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
Redecard SA	9,667	$101,060
Souza Cruz SA	3,200	64,230
Tele Norte Leste Participacoes SA, ADR	5,457	66,139
Tele Norte Leste Participacoes SA	2,500	37,112
Tractebel Energia SA	5,100	37,940
Ultrapar Participacoes SA	2,900	66,249
Unibanco - Uniao de Bancos Brasileiros SA *	22,680	119,498
Unibanco - Uniao De Bancos Brasileiros SA, ADR	1,717	89,851
Usinas Siderurgicas de Minas Gerais SA, SADR	3,255	35,286
Usinas Siderurgicas de Minas Gerais SA	2,800	28,827
Vivo Participacoes SA *	802	13,000
Votorantim Celulose e Papel SA, SADR *	1,189	5,683
		4,760,206
Canada - 6.53%
Addax Petroleum Corp.	2,300	43,751
Agnico-Eagle Mines, Ltd.	5,300	266,416
Agrium, Inc.	5,900	204,844
Alimentation Couche Tard, Inc.	3,500	36,040
ARC Energy Trust	2,700	29,606
Astral Media, Inc.	1,200	23,440
Bank of Montreal	19,300	429,175
Bank of Nova Scotia	35,800	807,906
Barrick Gold Corp.	30,808	931,117
BCE, Inc.	8,973	175,129
Biovail Corp.	3,200	34,007
Bombardier, Inc. *	51,200	119,126
Brookfield Asset Management, Inc.	16,725	221,650
Brookfield Properties Corp.	7,550	38,100
CAE, Inc.	9,300	48,393
Cameco Corp.	11,100	163,071
Canadian Imperial Bank of Commerce	13,500	457,888
Canadian National Railway Company	16,500	529,940
Canadian Natural Resources, Ltd.	19,400	623,691
Canadian Oil Sands Trust	7,500	117,906
Canadian Pacific Railway, Ltd.	5,500	155,636
Canadian Tire Corp., Ltd. *	2,700	82,961
Canadian Utilities, Ltd.	3,000	97,390
CGI Group, Inc. *	11,100	81,143
CI Financial Corp *	6,600	67,857
Crescent Point Energy Trust	2,600	48,150
Eldorado Gold Corp. *	14,000	118,079
Empire Company, Ltd.	1,100	43,587
Enbridge, Inc.	12,900	386,331
EnCana Corp. - CAD	26,800	1,057,507
Enerplus Resources Fund	5,400	91,514
Ensign Energy Services, Inc.	4,800	38,107
Fairfax Financial Holdings, Ltd.	600	145,666
Finning International, Inc. *	6,000	53,199
First Quantum Minerals, Ltd.	2,400	63,348
Fortis, Inc.	5,500	103,800
George Weston, Ltd.	2,000	95,095
Gerdau Ameristeel Corp.	5,700	23,074
Gildan Activewear, Inc. *	4,300	31,975
Goldcorp, Inc.	26,153	759,798
Great-West Lifeco, Inc.	8,500	106,567
Groupe Aeroplan, Inc. *	6,736	49,453
Harvest Energy Trust	5,200	25,792
Husky Energy, Inc.	8,100	173,180
IGM Financial, Inc.	4,000	87,911
Imperial Oil, Ltd.	10,900	340,486
Industrial Alliance Insurance and Financial Services, Inc.	3,100	41,108
ING Canada, Inc. *	3,500	89,935
Inmet Mining Corp.	1,300	29,470
Ivanhoe Mines, Ltd. *	5,800	25,758
Jazz Air Income Fund, ADR *	415	1,357
Kinross Gold Corp.	23,958	378,899
Loblaw Companies, Ltd.	3,900	95,523
Magna International, Inc.	3,800	97,494
Manitoba Telecom Services, Inc.	1,000	27,747
Manulife Financial Corp. (a)(c)	53,300	540,457
MDS, Inc. *	3,100	20,468
Methanex Corp.	2,600	19,109
Metro, Inc.	3,400	102,091
National Bank of Canada	5,700	169,719
Nexen, Inc.	16,800	229,511
Niko Resources, Ltd.	1,800	67,871
Nova Chemicals Corp.	2,100	11,604
Onex Corp.	3,600	44,851
Pan American Silver Corp. *	3,000	43,767
Penn West Energy Trust	14,015	123,493
Petro-Canada	17,600	388,467
Potash Corp. of Saskatchewan, Inc. - CAD	11,000	923,267
Power Corp. Of Canada	13,100	187,305
Power Financial Corp.	9,100	134,333
Precision Drilling Trust, ADR	1,200	3,481
Progress Energy Resources Corp. *	6,100	43,106
Provident Energy Trust	9,400	27,634
QLT, Inc. *	250	440
Research In Motion, Ltd. *	18,400	735,306
RioCan Real Estate Investment Trust	2,600	25,935
Ritchie Bros. Auctioneers, Inc.	3,700	56,335
Rogers Communications, Inc., Class B	17,900	420,978
Royal Bank of Canada	48,200	1,171,470
Saputo, Inc.	5,100	85,869
Shaw Communications, Inc.	11,400	168,464
Sherritt International Corp. *	10,500	16,837
Shoppers Drug Mart Corp.	7,100	241,485
Silver Wheaton Corp. *	11,600	79,145
Sino-Forest Corp. *	5,700	38,084
SNC-Lavalin Group, Inc.	4,800	109,568
Sun Life Financial, Inc.	18,900	295,786
Suncor Energy, Inc. - CAD	33,500	696,754
Talisman Energy, Inc.	35,500	333,458
Teck Cominco, Ltd.	15,752	55,346
Telus Corp. - Non Voting Shares	4,900	122,558
Telus Corp.	2,400	63,990
Thomson Corp.	8,400	208,250
TMX Group, Inc.	3,000	72,913
Toronto Dominion Bank Ontario	28,300	831,738

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
TransAlta Corp.	7,500	$124,214
Trans-Canada Corp.	21,100	512,490
Trican Well Service, Ltd.	3,100	16,935
Yamana Gold, Inc.	24,793	216,710
Yellow Pages Income Fund	5,800	26,214
		20,223,899
Cayman Islands - 0.04%
China Dongxiang Group Company, Ltd.	96,500	31,945
China High Speed Transmission Equipment Group Company, Ltd.	29,000	37,187
China Mengniu Dairy Company, Ltd.	46,498	57,502
		126,634
Chile - 0.31%
Banco Santander Chile SA, ADR	2,667	93,158
Banco Santander SA	5,007	29,166
Cia Cervecerias Unidas SA, ADR	1,107	29,491
Corpbanca SA, SADR	650	13,676
Embotelladora Andina SA, ADR, Series A	915	11,256
Embotelladora Andina SA, ADR, Series B	1,006	14,386
Empresa Nacional de Electricidad SA, ADR (a)	7,069	256,322
Enersis SA, SADR	16,935	244,203
Lan Airlines SA, SADR	4,620	38,115
Sociedad Quimica y Minera de Chile SA, ADR, B Shares	7,170	206,639
Vina Concha Y Toro SA, ADR	911	29,334
		965,746
China - 1.85%
Air China, Ltd., Class H	123,466	32,833
Aluminum Corp. of China, Ltd.	154,780	72,536
Angang New Steel Company, Ltd., Class H	59,012	48,692
Bank of China, Ltd.	959,500	264,320
Bank of Communications Company, Ltd., Class H	208,879	124,086
Beijing Capital International Airport Company, Ltd., Class H	81,211	29,848
Beijing Datang Power Generation Company, Ltd., Class H	141,136	58,553
BYD Company, Ltd., H Shares *	24,494	47,280
Chaoda Modern Agriculture Holdings, Ltd.	73,214	41,838
China BlueChemical, Ltd.	68,000	31,661
China CITIC Bank	232,000	82,192
China Coal Energy Company, Series H	132,595	79,817
China Communications Construction Company, Ltd.	158,665	150,691
China Communications Services Corp., Ltd., Class H	82,000	45,708
China Construction Bank	1,201,118	602,072
China Huiyuan Juice Group, Ltd.	46,500	53,696
China Life Insurance Company, Ltd.	251,376	695,327
China Merchants Bank Company, Ltd.	100,300	145,523
China National Building Material Company, Ltd.	58,000	65,584
China Oilfield Services, Ltd., H Shares	70,000	48,658
China Petroleum & Chemical Corp., Class H	600,030	306,974
China Railway Construction Corp. - Hong Kong Exchange *	66,000	79,691
China Railway Group, Ltd. *	146,000	79,413
China Shenhua Energy Company, Ltd.	118,500	228,986
China Shipping Container Lines Company, Ltd.	134,076	18,462
China Shipping Development Company, Ltd., Class H	55,568	42,647
China Telecom Corp., Ltd.	516,396	173,252
COSCO Holdings	109,879	58,452
Country Garden Holdings Company, Ltd.	161,000	30,314
Dongfeng Motor Group Company, Ltd.	130,780	47,436
Foxconn International Holdings, Ltd. *	81,000	23,498
Guangdong Investment, Ltd.	96,780	40,096
Guangshen Railway Company, Ltd., Class H	61,211	18,014
Guangzhou R&F Properties Company, Ltd., H Shares	50,000	37,055
Huaneng Power International, Inc., Class H	120,564	78,536
Industrial & Commercial Bank of China, Ltd.	1,496,000	602,523
Jiangsu Expressway, Ltd.	46,855	30,813
Jiangxi Copper Company, Ltd., Class H	64,925	46,389
Lenovo Group, Ltd.	200,564	36,649
Maanshan Iron & Steel Company, Ltd.	77,925	22,576
PetroChina Company, Ltd., Class H	751,739	532,479
PICC Property & Casualty Company, Ltd., Class H *	106,780	47,558
Shanghai Electric Group Company, Ltd.	133,136	32,925
Shui On Land, Ltd.	71,500	16,209
Sinopec Shanghai Petrochemical Company, Ltd., Class H	92,066	20,643
Tingyi Cayman Islands Holding Corp., GDR	60,000	66,022
Tsingtao Brewery Company, Ltd., Series H	16,000	28,890
Want Want China Holdings, Ltd. *	87,000	34,078
Weichai Power Company, Ltd.	12,800	21,376
Yanzhou Coal Mining Company, Ltd., Class H	87,210	49,278
Zhejiang Expressway Company, Ltd., Class H	54,282	35,059
Zijin Mining Group, Ltd.	151,686	79,702
ZTE Corp., Class H	11,139	36,400
		5,723,310
Colombia - 0.05%
BanColombia SA, ADR	9,807	162,796
Czech Republic - 0.11%
CEZ AS	7,067	214,000
Komercni Banka AS	489	35,527
Telefonica Czech Republic AS	4,409	74,208
Unipetrol AS	4,516	22,522
		346,257
Denmark - 0.67%
A P Moller Maersk AS, Series A	22	103,519
A P Moller Maersk AS	39	182,953
Carlsberg AS, B Shares	2,900	97,750
Coloplast AS	923	60,289
Danisco AS	1,700	59,408
Danske Bank AS	16,000	100,469
DSV AS, ADR	7,100	53,311
FLS Industries AS, B Shares	2,300	53,707
Jyske Bank *	1,841	32,161
Novo Nordisk AS	15,850	771,791
Novozymes AS, B Shares	1,750	129,164

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Denmark (continued)
Topdanmark AS *	650	$66,083
TrygVesta AS	997	51,433
Vestas Wind Systems AS *	6,600	287,389
William Demant Holdings AS *	900	28,424
		2,077,851
Egypt - 0.12%
Commercial International Bank	9,439	58,497
Egypt Kuwait Holding Company	23,460	22,206
Egyptian Company for Mobile Services	1,793	44,045
Egyptian Financial Group-Hermes Holding	7,160	16,593
EL Ezz Aldekhela Steel Alexandria	171	21,252
EL EZZ Steel Company	14,640	17,986
ElSwedy Cables Holding Company *	1,960	13,825
Orascom Construction Industries	3,060	60,913
Orascom Telecom Holding SAE	18,486	61,699
Sidi Kerir Petrochemicals Company	9,437	13,819
Talaat Moustafa Group *	21,101	9,833
Telecom Egypt	16,509	43,163
		383,831
Finland - 0.88%
Elisa Oyj, Class A	5,350	68,466
Fortum Corp. Oyj	16,465	282,782
Kesko Oyj	2,700	57,612
Kone Corp. Oyj (a)	5,548	114,347
Metra Oyj, B Shares	3,500	80,058
Metso Oyj	5,700	55,354
Neste Oil Oyj	5,252	65,422
Nokia AB Oyj	136,750	1,281,398
Nokian Renkaat Oyj	4,480	52,770
Orion Oyj, Series B	3,723	57,696
Outokumpu Oyj	5,200	52,605
Pohjola Bank PLC	4,700	33,236
Rautaruukki Oyj *	3,200	53,100
Sampo Oyj, A Shares	15,765	207,342
Sanoma WSOY Oyj	3,520	38,953
Stora Enso Oyj, Series R	21,400	89,041
UPM-Kymmene Oyj	19,298	136,411
		2,726,593
France - 7.19%
Accor SA	6,965	247,407
Aeroports de Paris	897	42,922
Air France KLM	4,789	43,513
Air Liquide	8,803	642,376
Alcatel-Lucent *	73,858	96,960
Alstom	7,741	363,236
Atos Origin SA	2,931	70,541
AXA Group SA	54,149	493,583
BNP Paribas SA	29,058	941,049
Bouygues SA	8,361	237,852
Bureau Veritas SA	1,080	39,117
Cap Gemini SA	5,252	150,515
Carrefour SA	22,654	757,275
Casino Guich-Perrachon SA	1,527	94,340
Christian Dior SA	2,146	106,679
Cie Generale de Geophysique-Veritas *	6,152	66,903
CNP Assurances SA	1,471	94,615
Compagnie de Saint-Gobain SA (a)	13,110	299,067
Compagnie Generale des Etablissements Michelin, Class B	5,391	173,841
Credit Agricole SA	32,266	312,464
Dassault Systemes SA	2,243	77,732
Eiffage SA	1,563	56,770
Electricite de France	6,927	268,449
Eramet	138	19,861
Essilor International SA	7,385	254,871
Eurazeo	678	15,799
European Aeronautic Defence & Space Company (a)	12,116	175,910
Eutelsat Communications *	3,633	74,611
France Telecom SA	64,897	1,450,300
GDF Suez	39,133	1,235,814
GDF Suez *	1,386	2
Gecina SA	319	14,024
Groupe DANONE	15,817	750,616
Hermes International SA (a)	2,540	214,487
ICADE	833	61,329
Iliad SA	660	52,125
Imerys SA	796	26,428
JC Decaux SA	3,230	41,117
Klepierre SA	3,546	71,728
Lafarge SA (a)	4,515	193,453
Lagardere S.C.A.	3,996	129,337
Legrand SA, ADR	2,523	37,707
L'Oreal SA	8,704	559,904
LVMH Moet Hennessy SA	8,828	500,581
M6-Metropole Television	1,462	19,040
Natixis	37,902	51,789
Neopost SA	1,181	85,702
PagesJaunes Groupe SA	3,253	27,497
Pernod-Ricard SA	5,707	310,751
PPR SA	2,896	171,616
PSA Peugeot Citroen SA	5,018	85,388
Publicis Groupe SA	4,684	108,421
Renault Regie Nationale SA	7,336	105,339
Safran SA	6,632	67,201
Sanofi-Aventis SA	37,743	1,939,879
Schneider Electric SA	8,013	478,334
SCOR SE	6,367	125,935
Societe BIC SA	1,156	56,342
Societe Des Autoroutes Paris-Rhin-Rhone	899	48,546
Societe Generale	16,895	523,706
Societe Television Francaise 1	2,677	21,546
Sodexho Alliance	3,174	145,236
Suez Environnement SA *	9,433	137,289
Technip SA	3,265	105,678
Thales SA	3,025	121,420
Total SA	76,371	3,588,027
Unibail-Rodamco, REIT	2,968	372,601
Valeo SA	3,415	42,288
Vallourec SA	1,753	136,444
Veolia Environnement SA	13,783	296,015
Vinci SA	14,833	475,544

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Vivendi SA	42,208	$1,003,490
Wendel	736	18,332
Zodiac SA	1,781	53,671
		22,280,277
Germany - 5.35%
Adidas-Salomon AG	7,161	206,494
Allianz SE	15,763	1,052,830
BASF SE	33,884	933,977
Bayer AG	27,286	1,306,748
Bayerische Motoren Werke (BMW) AG	11,691	288,964
Beiersdorf AG	2,980	123,502
Celesio AG	2,977	61,396
Commerzbank AG (a)	22,317	77,646
Daimler AG	30,733	690,823
Deutsche Bank AG	18,880	486,689
Deutsche Boerse AG	6,657	302,687
Deutsche Lufthansa AG	7,756	84,295
Deutsche Post AG	30,817	293,268
Deutsche Postbank AG	2,776	30,574
Deutsche Telekom AG	100,676	1,210,499
E.ON AG	67,238	1,718,915
Fraport AG, ADR	1,246	38,332
Fresenius AG	1,062	48,085
Fresenius Medical Care AG	6,624	270,076
Fresenius SE	2,984	150,143
GEA Group AG	4,996	53,489
Hamburger Hafen und Logistik AG	676	15,268
Hannover Rueckversicherung AG	2,238	80,571
Heidelbergcement AG (a)	912	24,092
Henkel AG & Company KGaA	4,924	105,494
Hochtief AG	1,513	41,478
Hypo Real Estate Holding AG	5,122	6,615
Infineon Technologies AG *	24,878	14,779
K&S AG	5,310	235,902
Linde AG	4,642	297,954
MAN AG	3,416	136,563
Merck KGaA *	2,080	155,631
Metro AG	3,637	105,187
Muenchener Rueckversicherungs-Gesellschaft AG	7,394	899,250
Puma AG	247	36,925
Q-Cells AG * (a)	1,794	29,135
RWE AG	15,910	999,334
Salzgitter AG	1,375	84,581
SAP AG	31,023	992,519
Siemens AG	30,569	1,533,935
Solarworld AG	2,809	47,704
Thyssen Krupp AG	12,805	224,994
TUI AG	8,419	46,704
United Internet AG	4,956	34,666
Volkswagen AG	4,111	979,605
Wacker Chemie AG	569	35,297
		16,593,615
Greece - 0.32%
Alpha Bank A.E.	13,064	68,890
Bank of Piraeus SA	10,462	50,727
Coca-Cola Hellenic Bottling Company SA	6,355	76,952
EFG Eurobank Ergas SA	10,407	53,031
Hellenic Petroleum SA	4,660	34,076
Hellenic Telecommunications Organization SA	9,860	127,839
Marfin Financial Group SA Holdings *	20,772	59,824
National Bank of Greece SA	17,854	218,254
OPAP SA	8,010	205,928
Public Power Corp.	4,480	67,723
Titan Cement Company SA	2,180	38,400
		1,001,644
Hong Kong - 3.06%
Agile Property Holdings, Ltd.	63,211	20,912
Alibaba.com, Ltd. * (h)	52,500	44,723
Anhui Conch Cement Company, Ltd., Class H *	15,070	62,540
ASM Pacific Technology, Ltd.	4,500	12,746
Bank of East Asia, Ltd.	49,443	101,764
Beijing Enterprises Holdings, Ltd.	16,714	65,059
Belle International Holdings, Ltd., GDR	108,888	45,500
BOC Hong Kong Holdings, Ltd.	117,500	116,860
Cathay Pacific Airways, Ltd.	33,000	34,221
Cheung Kong Holdings, Ltd.	48,000	388,853
Cheung Kong Infrastructure Holdings, Ltd.	17,000	64,285
China Agri-Industries Holdings, Ltd. *	65,784	29,450
China Everbright, Ltd.	31,784	34,869
China Insurance International Holdings Company, Ltd.	26,000	31,010
China Merchants Holdings International Company, Ltd.	38,693	62,759
China Mobile, Ltd.	214,470	1,863,339
China Overseas Land & Investment, Ltd.	156,397	204,264
China Resource Power Holdings, Ltd.	53,211	98,462
China Resources Enterprises, Ltd.	44,855	62,869
China Resources Land, Ltd.	51,211	54,705
China Travel International Investment Hong Kong, Ltd.	175,709	24,459
China Unicom, Ltd.	216,416	192,852
Citic Pacific, Ltd.	39,033	40,169
CLP Holdings, Ltd.	73,500	543,351
CNOOC, Ltd.	559,720	481,150
CNPC Hong Kong, Ltd.	100,000	33,622
Cosco Pacific, Ltd.	52,855	38,130
Denway Motors, Ltd.	175,559	51,967
Dongfang Electrical Machinery Company, Ltd.	6,000	10,819
Esprit Holdings, Ltd.	37,500	201,953
Fosun International	65,500	18,924
Gome Electrical Appliances Holdings, Ltd. (e)	277,708	27,931
Hang Lung Group, Ltd.	30,000	79,811
Hang Lung Properties, Ltd.	72,000	136,387
Hang Seng Bank, Ltd.	27,700	306,418
Harbin Power Equipment Company, Ltd.	24,000	13,755
Henderson Land Development Company, Ltd.	37,508	124,531
Hengan International Group Company, Ltd., GDR	26,000	93,916
Hong Kong & China Gas Company, Ltd.	139,870	210,931
Hong Kong Aircraft Engineering Company, Ltd.	1,600	14,299

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Hong Kong Electric Holdings, Ltd.	48,500	$299,027
Hong Kong Exchange & Clearing, Ltd.	36,000	284,718
Hopewell Holdings, Ltd.	23,000	64,392
Huabao International Holdings, Ltd.	45,000	32,514
Hutchison Telecommunications International, Ltd. *	59,000	13,657
Hutchison Whampoa, Ltd.	73,000	380,926
Hysan Development Company, Ltd.	16,071	24,344
Kerry Properties, Ltd.	18,768	35,004
Kingboard Chemical Holdings, Ltd.	14,000	22,660
Li & Fung, Ltd.	75,600	163,824
Li Ning Company, Ltd.	29,749	36,648
Lifestyle International Holdings, Ltd.	15,500	11,817
Link, REIT	70,666	134,124
Mongolia Energy Company, Ltd. *	89,000	23,578
MTR Corp., Ltd.	54,573	121,114
New World Development Company, Ltd.	72,586	64,786
Noble Group, Ltd.	77,400	52,870
NWS Holdings, Ltd.	25,152	32,039
Orient Overseas International, Ltd.	5,000	11,380
Pacific Basin Shipping, Ltd.	49,000	22,333
Parkson Retail Group, Ltd.	42,500	33,980
PCCW, Ltd.	153,000	70,863
Ping An Insurance Group Company of China, Ltd.	47,855	225,767
Shanghai Industrial Holdings, Ltd.	24,070	54,397
Shangri-La Asia, Ltd.	38,000	40,496
Shimao Property Holdings, Ltd., GDR	49,500	25,262
Sino Land Company, Ltd.	51,945	39,961
Sinofert Holdings, Ltd.	76,000	34,248
Sino-Ocean Land Holdings, Ltd.	122,500	58,453
Soho China, Ltd.	73,500	22,560
Sun Hung Kai Properties, Ltd.	51,000	395,566
Swire Pacific, Ltd., Class A	27,000	165,850
Television Broadcasting Company, Ltd.	7,000	24,153
Tencent Holdings, Ltd.	32,000	182,814
Wharf Holdings, Ltd.	52,625	109,929
Wheelock and Company, Ltd.	27,000	45,141
Wing Hang Bank, Ltd.	6,085	33,780
Yue Yuen Industrial Holdings, Ltd.	25,500	47,299
		9,486,839
Hungary - 0.07%
Gedeon Richter Rt.	541	55,870
Magyar Telekom Rt.	18,477	42,483
MOL Magyar Olaj & Gazipari Rt.	1,808	67,416
OTP Bank Rt. * (a)	9,254	62,115
		227,884
India - 1.11%
Dr. Reddy's Laboratories, Ltd., ADR	13,663	109,577
Grasim Industries, Ltd., ADR (h)	3,064	88,856
ICICI Bank, Ltd., SADR	35,853	446,728
Infosys Technologies, Ltd., ADR	43,438	1,051,200
Larsen & Toubro, Ltd., ADR (h)	2,732	32,788
Ranbaxy Laboratories, Ltd., ADR	13,077	39,885
Reliance Communication, Ltd., ADR (h)	46,973	142,784
Reliance Energy, Ltd., ADR (a)(h)	447	12,876
Reliance Industries, Ltd., GDR (h)	22,479	1,095,851
Reliance Natural Resources, Ltd., ADR * (h)	8,956	14,448
Satyam Computer Services, Ltd., ADR (a)	17,159	22,307
State Bank of India GDR	3,526	142,450
State Bank of India GDR	50	2,020
Tata Communications, Ltd., ADR	1,347	21,363
Tata Motors, Ltd., SADR (a)	14,360	50,404
Wipro, Ltd., ADR (a)	29,921	170,251
		3,443,788
Indonesia - 0.23%
Aneka Tambang Tbk PT	82,500	8,167
Astra Agro Lestari Tbk PT	10,000	10,552
Astra International Tbk PT	64,000	59,473
Bank Central Asia Tbk PT	396,500	76,857
Bank Danamon Indonesia Tbk PT	109,500	23,594
Bank Mandiri Tbk PT	256,500	36,505
Bank Rakyat Indonesia Tbk PT	180,000	55,032
Bumi Resources Tbk PT	594,500	36,629
Indocement Tunggal Prakarsa Tbk PT	23,000	7,862
Indofood Sukses Makmur Tbk PT	105,500	7,625
Indosat Tbk PT	45,633	15,800
International Nickel Indonesia Tbk PT	50,000	8,912
Perusahaan Gas Negara Tbk PT	347,500	54,466
PT Telekomunikiasi Indonesia, ADR	4,500	95,850
Semen Gresik Persero Tbk PT	94,000	27,066
Tambang Batubara Bukit Asam Tbk PT	41,500	24,625
Telekomunikasi Indonesia Tbk PT	162,500	85,522
Unilever Indonesia Tbk PT	69,000	46,092
United Tractors Tbk PT	92,333	40,605
		721,234
Ireland - 0.29%
Allied Irish Banks PLC - London Exchange	13,463	7,362
Allied Irish Banks PLC	18,191	8,859
Anglo Irish Bank Corp. PLC	29,183	7,695
Bank of Ireland - London Exchange	21,681	6,180
Bank of Ireland	21,227	5,370
C&C Group PLC	187	222
CRH PLC - London Exchange	7,132	145,269
CRH PLC	11,628	238,808
Elan Corp. PLC (Ordinary Shares) *	10,203	64,585
Elan Corp. PLC *	6,440	40,349
Experian Group, Ltd.	36,713	216,976
Greencore Group PLC	30	28
Kerry Group PLC	2,619	55,647
Kerry Group PLC	2,401	50,506
Ryanair Holdings PLC, SADR * (a)	1,496	35,665
		883,521
Israel - 0.71%
Africa-Israel Investments, Ltd.	311	2,292
Aladdin Knowledge Systems, ADR *	122	1,276
Alvarion, Ltd., ADR *	649	2,005
Audio Codes, Ltd., ADR *	664	744
Bank Hapoalim, Ltd. *	32,717	55,945
Bank Leumi Le-Israel, Ltd.	38,799	66,462
Bezek Israeli Telecommunications Corp., Ltd.	40,956	61,796

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Cellcom Israel, Ltd.	2,408	$48,160
Check Point Software Technologies, Ltd. *	6,435	141,377
Delek Group, Ltd.	273	18,061
Discount Investment Corp.	1,168	9,845
Elbit Systems, Ltd.	841	36,244
Gazit Globe, Ltd.	4,166	14,886
Given Imaging Corp., ADR *	209	1,639
ICL Israel Chemicals, Ltd.	17,003	127,081
Israel Corp., Ltd.	77	21,072
Israel Discount Bank, Ltd.	28,917	18,763
Koor Industries, Ltd. *	225	2,397
Makhteshim-Agam Industries, Ltd.	10,965	35,649
Nice Systems, Ltd. *	2,378	49,814
Oil Refineries, Ltd.	23,107	5,748
Ormat Industries	1,927	12,110
Partner Communications, Ltd.	3,696	53,508
RADWARE, Ltd., ADR *	413	2,482
Syneron Medical, Ltd., ADR *	423	2,208
Teva Pharmaceutical Industries, Ltd.	31,193	1,388,408
United Mizrahi Bank, Ltd.	6,424	27,886
		2,207,858
Italy - 2.50%
A2A SpA	49,116	70,579
Alleanza Assicurazioni SpA	16,566	82,019
Assicurazioni Generali SpA	38,078	572,424
Autogrill SpA	5,120	24,523
Autostrade SpA	9,839	127,889
Banca Carige SpA	30,476	81,587
Banca Intesa SpA - Non convertible	35,747	59,495
Banca Monte dei Paschi Siena SpA	93,457	115,400
Banca Popolare di Milano SpA	16,093	64,549
Banche Popolari Unite SpA	22,275	210,633
Banco Popolare Societa Cooperativa	24,495	93,407
Bulgari SpA	7,959	32,185
Enel SpA	155,334	772,043
Eni SpA	93,463	1,865,486
Fiat SpA	27,297	122,085
Finmeccanica SpA	15,085	192,234
Fondiaria-Sai SpA	3,169	36,764
IFIL - Investments SpA	15,903	30,025
Intesa Sanpaolo SpA	276,897	673,946
Italcementi SpA, RNC	5,648	29,569
Italcementi SpA	3,618	32,244
Lottomatica SpA	2,709	43,433
Luxottica Group SpA	5,478	71,325
Mediaset SpA	29,599	131,353
Mediobanca SpA	18,564	150,333
Mediolanum SpA	10,638	35,360
Parmalat SpA	64,300	118,641
Pirelli & Company SpA	135,780	29,143
Prysmian SpA	4,879	40,068
Saipem SpA	10,009	154,636
Saras SpA	15,162	43,987
Snam Rete Gas SpA	29,485	146,097
Telecom Italia SpA	362,332	440,414
Telecom Italia SpA	224,644	213,650
Tenaris SA *	17,648	151,715
Terna SpA	45,500	141,320
UniCredito Italiano SpA	411,174	520,771
Unipol Gruppo Finanziario SpA, ADR	31,121	27,794
		7,749,126
Japan - 17.87%
ABC-MART, Inc.	1,100	24,080
Acom Company, Ltd.	1,860	45,504
Advantest Corp.	5,200	62,249
AEON Company, Ltd.	21,900	129,353
AEON Credit Service Company, Ltd.	1,600	12,240
Aeon Mall Company, Ltd.	1,700	17,981
Aioi Insurance Company, Ltd.	17,000	62,159
Aisin Seiki Company	5,800	89,963
Ajinomoto Company, Inc.	23,000	158,545
Alfresa Holdings Corp.	800	31,160
All Nippon Airways Company, Ltd.	24,000	85,622
Alps Electric Company, Ltd.	4,700	12,990
Amada Company, Ltd.	10,000	48,477
Aozora Bank, Ltd.	13,000	14,571
Asahi Breweries, Ltd.	13,200	165,283
Asahi Glass Company, Ltd.	35,000	151,366
Asahi Kasei Corp.	44,000	139,802
ASICS Corp.	4,000	24,919
Astellas Pharmaceuticals, Inc.	17,100	567,437
Bank of Kyoto, Ltd.	10,000	86,663
Benesse Corp.	2,600	103,474
Bridgestone Corp.	22,400	305,082
Brother Industries, Ltd.	7,400	49,327
Canon Sales Company, Inc.	1,800	24,957
Canon, Inc.	37,700	951,437
Casio Computer Company, Ltd.	9,700	66,867
Central Japan Railway Company, Ltd.	57	346,282
Chiba Bank, Ltd.	29,000	136,127
Chubu Electric Power Company, Inc.	23,900	589,252
Chugai Pharmaceutical Company, Ltd.	8,200	139,389
Chugoku Bank, Ltd.	6,000	74,469
Chugoku Electric Power Company, Inc.	10,200	244,373
Citizen Watch Company, Ltd.	8,600	30,267
Coca-Cola West Japan Company, Ltd.	2,300	36,580
Cosmo Oil Company, Ltd.	19,000	52,663
Credit Saison Company, Ltd.	4,800	31,230
Dai Nippon Printing Company, Ltd.	22,000	185,913
Daicel Chemical Industries, Ltd.	7,000	24,333
Daido Steel Company, Ltd.	7,000	14,955
Daihatsu Motor Company, Ltd.	7,000	53,073
Daiichi Sankyo Company, Ltd.	25,000	401,648
Daikin Industries, Ltd.	9,700	211,167
Dainippon Ink & Chemicals, Inc.	16,000	22,455
Dainippon Sumitomo Pharma Company, Ltd.	4,000	33,055
Daito Trust Construction Company, Ltd.	2,800	88,176
Daiwa House Industry Company, Ltd.	18,000	118,090
Daiwa Securities Group, Inc.	45,000	154,580
Dena Company, Ltd.	8	23,526
Denki Kagaku Kogyo Kabushiki Kaisha	12,000	19,376
Denso Corp.	16,600	315,175

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Dentsu, Inc.	6,200	$90,332
Dowa Mining Company, Ltd.	7,000	21,577
East Japan Railway Company	11,800	706,674
Eisai Company, Ltd.	9,100	278,795
Electric Power Development Company, Ltd.	4,700	150,172
Elpida Memory, Inc. *	3,500	20,670
FamilyMart Company, Ltd.	2,100	70,842
Fanuc, Ltd.	6,900	449,369
Fast Retailing Company, Ltd.	1,600	160,720
Fuji Electric Holdings Company, Ltd.	15,000	13,423
Fuji Heavy Industries, Ltd.	20,000	63,727
Fuji Photo Film Company, Ltd.	17,900	332,809
Fuji Television Network, Inc.	11	12,529
Fujitsu, Ltd.	68,000	230,315
Fukuoka Financial Group, Inc.	27,000	80,751
Furukawa Electric Company, Ltd.	23,000	59,630
Gunma Bank	15,000	80,081
Hakuhodo DY Holdings, Inc.	650	28,160
Hankyu Hanshin Holdings, Inc.	43,200	199,004
Haseko Corp.	45,000	15,367
Hikari Tsushin, Inc.	500	8,056
Hino Motors, Ltd.	6,000	11,015
Hirose Electric Company, Ltd.	1,300	111,620
Hisamitsu Pharmaceutical Company, Inc.	2,500	75,501
Hitachi Chemical, Ltd.	3,800	37,965
Hitachi Construction Machinery Company, Ltd.	3,400	39,181
Hitachi High-Technologies Corp.	2,900	35,587
Hitachi Metals, Ltd.	6,000	33,868
Hitachi, Ltd.	119,000	296,324
Hokkaido Electric Power Company, Inc.	6,200	131,310
Hokuhoku Financial Group, Inc.	44,000	68,236
Hokuriku Electric Power Company	6,200	164,413
Honda Motor Company, Ltd.	58,200	1,391,724
Hoya Corp.	15,000	271,837
Ibiden Company, Ltd.	5,300	101,462
Idemitsu Kosan Company, Ltd.	900	69,086
Inpex Holdings, Inc.	28	189,428
Isetan Mitsukoshi Holdings, Ltd. *	10,940	77,356
Ishikawajima-Harima Heavy Industries Company, Ltd.	50,000	41,846
Isuzu Motors, Ltd.	43,000	41,723
ITO EN, Ltd.	2,800	35,703
Itochu Corp.	54,000	242,132
Itochu Techno-Science Corp.	800	14,896
Iyo Bank, Ltd.	9,000	94,399
J Front Retailing Company, Ltd.	20,000	60,715
JAFCO Company, Ltd.	900	13,101
Japan Airlines System Corp. *	36,000	68,221
Japan Petroleum Exploration Company, Ltd.	800	29,242
Japan Prime Realty Investment Corp., REIT	24	38,236
Japan Real Estate Investment Corp., REIT	16	119,114
Japan Retail Fund Investment Corp., REIT	15	48,554
Japan Tobacco, Inc.	156	372,099
JFE Holdings, Inc.	18,700	404,629
JGC Corp.	7,000	79,779
Joyo Bank, Ltd.	23,000	105,166
JS Group Corp.	10,000	107,126
JSR Corp.	5,900	69,250
Jupiter Telecommunications Company, Ltd.	100	79,255
Kajima Corp.	31,000	64,802
Kamigumi Company, Ltd.	11,000	70,480
Kaneka Corp.	8,000	38,824
Kansai Electric Power Company, Ltd.	27,300	656,393
Kansai Paint Company, Ltd.	6,000	30,915
Kao Corp.	18,000	342,075
Kawasaki Heavy Industries, Ltd.	52,000	89,791
Kawasaki Kisen Kaisha, Ltd.	18,000	56,588
KDDI Corp.	101	529,106
Keihin Electric Express Railway Company, Ltd.	16,000	112,647
Keio Corp.	19,000	98,496
Keisei Electric Railway Company, Ltd.	7,000	32,490
Keyence Corp.	1,300	245,361
Kikkoman Corp.	6,000	45,871
Kinden Corp.	4,000	28,137
Kintetsu Corp.	58,000	235,531
Kirin Brewery Company, Ltd.	27,000	260,608
Kobe Steel Company, Ltd.	96,000	114,722
Komatsu, Ltd.	30,400	311,256
Konami Corp.	3,200	45,170
Konica Minolta Holdings, Inc.	17,500	133,411
Koyo Seiko Company, Ltd.	4,900	25,996
Kubota Corp.	36,000	171,471
Kuraray Company, Ltd.	12,000	88,270
Kurita Water Industries, Ltd.	4,000	67,893
Kyocera Corp.	5,700	334,736
Kyowa Hakko Kogyo Company, Ltd.	7,737	59,768
Kyushu Electric Power Company, Inc.	13,200	312,612
Lawson, Inc.	2,300	99,594
LeoPalace21 Corp.	3,300	18,332
Mabuchi Motor Company, Ltd.	1,300	50,524
Makita Corp.	3,600	70,767
Marubeni Corp.	57,000	176,958
Marui Company, Ltd.	7,100	29,740
Maruichi Steel Tube, Ltd.	1,500	31,502
Matsui Securities Company, Ltd.	5,400	30,871
Matsushita Electric Industrial Company, Ltd.	65,000	752,583
Matsushita Electric Works, Ltd.	13,000	78,797
Mazda Motor Corp.	28,000	35,375
Mediceo Holdings Company, Ltd.	3,800	39,978
Meiji Dairies Corp.	7,000	26,458
Minebea Company, Ltd.	10,000	34,067
Mitsubishi Chemical Holdings Corp., ADR	42,000	142,659
Mitsubishi Corp.	47,400	589,726
Mitsubishi Electric Corp.	70,000	276,548
Mitsubishi Estate Company, Ltd.	41,000	413,156
Mitsubishi Gas & Chemicals Company, Inc.	16,000	62,639
Mitsubishi Heavy Industries, Ltd.	111,000	310,793
Mitsubishi Logistics Corp.	3,000	23,848
Mitsubishi Materials Corp.	35,000	81,188
Mitsubishi Motors Corp. *	119,000	138,122
Mitsubishi Rayon Company, Ltd.	23,000	41,717
Mitsubishi UFJ Financial Group, Inc.	386,300	1,745,157

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Lease & Finance Company, Ltd.	1,990	$34,631
Mitsui & Company, Ltd.	60,000	552,688
Mitsui Chemicals, Inc.	22,000	46,785
Mitsui Engineering & Shipbuilding Company, Ltd.	18,000	26,014
Mitsui Fudosan Company, Ltd.	30,000	301,378
Mitsui Mining & Smelting Company, Ltd.	12,000	16,906
Mitsui O.S.K. Lines, Ltd.	40,000	202,747
Mitsui Sumitomo Insurance Group Holdings, Inc. *	13,300	314,508
Mitsui Trust Holdings, Inc.	37,000	112,158
Mitsumi Electric Company, Ltd.	3,500	43,126
Mizuho Financial Group, Inc.	346,100	652,325
Mizuho Trust & Banking Company, Ltd.	48,000	41,078
Murata Manufacturing Company, Ltd.	7,600	288,550
Namco Bandai Holdings, Inc.	7,800	71,313
NEC Corp.	67,000	156,433
NEC Electronics Corp. *	700	3,482
NGK INSULATORS, Ltd.	10,000	131,530
NGK Spark Plug Company, Ltd.	7,000	54,165
NHK Spring Company, Ltd.	3,000	10,144
Nidec Corp.	3,900	161,274
Nikon Corp.	11,000	103,122
Nintendo Company, Ltd.	3,500	999,248
Nippon Building Fund, Inc., REIT	18	145,580
Nippon Electric Glass Company, Ltd.	14,000	90,832
Nippon Express Company, Ltd.	26,000	74,782
Nippon Meat Packers, Inc.	6,000	58,081
Nippon Mining Holdings, Inc.	28,500	98,984
Nippon Oil Corp.	45,000	214,462
Nippon Paper Group, Inc.	3,100	68,718
Nippon Sheet Glass Company, Ltd.	22,000	43,494
Nippon Steel Corp.	177,000	464,633
Nippon Telegraph & Telephone Corp.	18,600	795,326
Nippon Yusen Kabushiki Kaisha	38,000	156,756
NIPPONKOA Insurance Company, Ltd.	23,000	169,737
Nishi-Nippon City Bank, Ltd.	30,000	60,919
Nissan Chemical Industries, Ltd.	4,000	26,184
Nissan Motor Company, Ltd.	81,800	249,714
Nissay Dowa General Insurance Company, Ltd. *	8,000	33,402
Nisshin Seifun Group, Inc.	5,000	50,473
Nisshin Steel Company	21,000	32,029
Nisshinbo Industries, Inc.	3,000	21,410
Nissin Food Products Company, Ltd.	3,000	91,071
Nitori Company, Ltd.	1,350	71,484
Nitto Denko Corp.	5,400	97,337
NOK Corp.	2,700	19,376
Nomura Holdings, Inc.	63,500	262,367
Nomura Real Estate Holdings, Inc.	2,400	30,555
Nomura Real Estate Office Fund, Inc.	11	55,527
Nomura Research Institute, Ltd.	4,100	64,567
NSK, Ltd.	16,000	49,271
NTN Corp.	14,000	30,807
NTT Data Corp.	46	113,987
NTT DoCoMo, Inc.	549	855,243
NTT Urban Development Corp.	31	21,766
Obayashi Corp.	23,000	96,701
OBIC Company, Ltd.	320	42,213
Odakyu Electric Railway Company, Ltd.	22,000	162,493
Oji Paper Company, Ltd.	27,000	99,863
Olympus Optical Company, Ltd.	8,000	105,536
Omron Corp.	7,300	84,051
Ono Pharmaceutical Company, Ltd.	3,300	152,762
Onward Kashiyama Company, Ltd.	3,000	16,887
Oracle Corp. - Japan	1,000	31,261
Oriental Land Company, Ltd.	1,800	118,097
ORIX Corp.	3,090	62,771
Osaka Gas Company, Ltd.	65,000	232,408
Otsuka Corp.	400	14,023
Promise Company, Ltd.	1,700	22,707
Rakuten, Inc.	228	117,322
Resona Holdings, Inc.	18,600	318,916
Ricoh Company, Ltd.	24,000	271,097
Rohm Company, Ltd.	3,800	181,498
SANKYO Company, Ltd.	2,000	89,759
Santen Pharmaceutical Company, Ltd.	2,900	79,488
Sanyo Electric Company, Ltd. *	51,000	71,587
Sapporo Hokuyo Holdings, Inc.	12,000	29,812
Sapporo Holdings, Ltd.	10,000	32,686
SBI Holdings, Inc.	668	53,200
Secom Company, Ltd.	7,400	253,959
SEGA SAMMY HOLDINGS, Inc.	7,400	62,974
Seiko Epson Corp.	4,200	48,050
Sekisui Chemical Company, Ltd.	16,000	68,106
Sekisui House, Ltd.	16,000	104,831
Seven & I Holdings Company, Ltd.	29,100	644,909
Seven Bank, Ltd.	19	52,135
Sharp Corp.	34,000	262,496
Shikoku Electric Power Company, Inc.	6,200	187,900
Shimadzu Corp.	7,000	43,732
Shimamura Company, Ltd.	600	30,968
Shimano, Inc.	2,200	71,652
Shimizu Corp.	24,000	90,439
Shin-Etsu Chemical Company, Ltd.	14,600	650,015
Shinko Electric Industries Company, Ltd.	1,600	14,638
Shinko Securities Company, Ltd.	14,000	24,946
Shinsei Bank, Ltd.	56,000	49,319
Shionogi & Company, Ltd.	10,000	162,390
Shiseido Company, Ltd.	11,000	161,994
Shizuoka Bank, Ltd.	21,000	184,265
Showa Denko K.K.	34,000	40,061
Showa Shell Sekiyu K.K.	7,600	63,147
SMC Corp.	2,000	181,413
SOFTBANK Corp.	26,100	315,823
Sojitz Holdings Corp.	34,400	38,658
Sompo Japan Insurance, Inc.	28,000	138,082
Sony Corp. *	35,600	596,141
Sony Financial Holdings, Inc.	32	82,311
Square Enix Company, Ltd.	1,800	31,921
Stanley Electric Corp.	5,300	53,228
Sumco Corp.	4,100	50,800

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Chemical Company, Ltd.	58,000	$174,340
Sumitomo Corp.	38,300	319,783
Sumitomo Electric Industries, Ltd.	27,600	214,468
Sumitomo Heavy Industries, Ltd.	21,000	55,006
Sumitomo Metal Industries, Ltd.	142,000	266,006
Sumitomo Metal Mining Company, Ltd.	21,000	209,618
Sumitomo Mitsui Financial Group, Inc.	23,900	757,660
Sumitomo Realty & Development Company, Ltd.	13,000	124,384
Sumitomo Rubber Industries, Inc.	6,900	43,567
Sumitomo Titanium Corp.	400	8,500
Sumitomo Trust & Banking Company, Ltd.	52,000	171,744
Suruga Bank, Ltd.	8,000	61,696
Suzuken Company, Ltd.	2,600	71,862
Suzuki Motor Corp.	13,200	205,744
T&D Holdings, Inc.	7,150	160,024
TAIHEIYO CEMENT Corp.	39,000	55,244
Taisei Corp.	37,000	65,506
Taisho Pharmaceuticals Company, Ltd.	4,000	71,802
Taiyo Nippon Sanso Corp.	10,000	62,761
Takashimaya Company, Ltd.	11,000	56,562
Takeda Pharmaceutical Company, Ltd.	28,700	1,159,188
Takefuji Corp.	2,950	9,740
Tanabe Seiyaku Company, Ltd.	8,000	95,672
TDK Corp.	4,400	144,811
Teijin, Ltd.	30,000	51,964
Terumo Corp.	5,900	180,812
The 77th Bank, Ltd.	14,000	65,818
The Bank of Yokohama, Ltd.	44,000	186,344
The Hachijuni Bank, Ltd.	16,000	88,428
The Hiroshima Bank, Ltd.	21,000	78,375
The Japan Steel Works, Ltd.	13,000	116,779
The Tokyo Electric Power Company, Ltd.	42,900	1,211,068
THK Company, Ltd.	3,400	38,989
Tobu Railway Company, Ltd.	27,000	134,891
Toho Company, Ltd.	4,400	65,657
Toho Gas Company, Ltd.	18,000	92,731
Tohoku Electric Power Company, Inc.	15,500	362,902
Tokio Marine Holdings, Inc.	24,100	547,334
Tokuyama Corp.	9,000	47,182
Tokyo Broadcasting Company, Ltd.	1,000	13,087
Tokyo Electron, Ltd.	6,300	211,192
Tokyo Gas Company, Ltd.	81,000	324,481
Tokyo Steel Manufacturing Company, Ltd.	4,900	48,174
Tokyo Tatemono Company, Ltd.	7,000	15,473
Tokyu Corp.	38,000	148,056
Tokyu Land Corp.	18,000	40,414
TonenGeneral Sekiyu K.K.	11,000	103,939
Toppan Printing Company, Ltd.	18,000	107,214
Toray Industries, Inc.	46,000	174,326
Toshiba Corp.	105,000	254,400
Tosoh Corp.	12,000	18,162
Toto, Ltd.	7,000	29,899
Toyo Seikan Kaisha, Ltd.	5,800	73,546
Toyo Suisan Kaisha, Ltd.	3,000	71,000
Toyoda Gosei Company, Ltd.	1,400	18,931
Toyota Boshoku Corp.	1,800	17,229
Toyota Industries Corp.	6,800	144,896
Toyota Motor Corp.	98,000	3,138,902
Toyota Tsusho Corp.	7,300	58,957
Trend Micro, Inc.	3,500	78,933
Tsumura & Company, Ltd.	2,300	63,791
Ube Industries, Ltd.	33,000	52,103
UNI Charm Corp.	1,400	91,463
UNY Company, Ltd.	7,000	51,195
Ushio, Inc.	4,800	63,727
USS Company, Ltd.	1,080	43,569
West Japan Railway Company, Ltd.	56	198,369
Yahoo Japan Corp.	522	149,319
Yakult Honsha Company, Ltd.	2,800	45,093
Yamada Denki Company, Ltd.	3,100	112,467
Yamaguchi Financial Group, Inc.	6,000	52,330
Yamaha Corp.	5,700	43,909
Yamaha Motor Company, Ltd.	7,100	60,489
Yamato Kogyo Company, Ltd.	1,500	30,430
Yamato Transport Company, Ltd.	14,000	137,033
Yamazaki Baking Company, Ltd.	5,000	62,997
YASKAWA Electric Corp.	8,000	31,115
Yokogawa Electric Corp.	9,700	32,799
		55,365,574
Luxembourg - 0.09%
Millicom International Cellular SA, ADR *	1,868	73,549
Reinet Investments SCA (Depository Receipt) *	9,216	8,391
Reinet Investments SCA *	2,402	21,986
SES, ADR	10,320	189,022
		292,948
Malaysia - 0.59%
AirAsia BHD *	17,100	4,429
AMMB Holdings BHD	66,500	44,141
Asiatic Development BHD	12,400	13,619
Berjaya Sports Toto BHD	37,100	47,654
British American Tobacco Malaysia BHD	5,100	61,485
Bursa Malaysia BHD	7,600	10,159
Commerce Asset Holdings	94,900	175,308
Digi.Com BHD	10,400	58,784
Gamuda BHD	49,500	26,203
Genting BHD	70,500	65,283
Hong Leong Bank BHD	11,600	16,336
Hong Leong Credit BHD	4,400	5,415
IGB Corp. BHD	13,900	5,103
IJM Corp. BHD *	30,900	30,567
IOI Corp. BHD	120,300	118,616
KLCC Property Holdings BHD	8,900	7,062
KNM Group BHD	100,800	9,920
Kuala Lumpur Kepong BHD	13,400	35,726
Lafarge Malayan Cement BHD	7,380	7,928
Malayan Bank BHD	79,350	108,369
Malaysian Airline System BHD	7,200	5,179
Malaysian Plantations BHD	32,900	15,692
MISC BHD	42,600	96,797
MMC Corp. BHD	44,200	16,682

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Parkson Holdings BHD	18,700	$17,069
Petronas Dagangan BHD	5,200	10,361
Petronas Gas BHD	16,800	44,093
PLUS Expressways BHD	69,700	55,127
PPB Group BHD	19,400	50,432
Public Bank BHD - Foreign Market	39,000	91,092
Public Bank BHD	1,114	2,631
Resorts World BHD	114,600	67,859
RHB Capital BHD	28,700	28,751
Sime Darby BHD	79,238	119,952
SP Setia BHD	44,250	38,618
Tanjong PLC	10,200	38,044
Telekom Malaysia BHD	30,000	27,699
Tenaga Nasional BHD	48,600	84,084
TM International BHD *	46,500	37,646
UEM Land Holdings BHD *	20,250	4,069
UMW Holdings BHD	24,700	36,189
YTL Corp. BHD	27,300	50,978
YTL Power International BHD	94,003	49,054
		1,840,205
Mexico - 0.84%
Alfa SA de CV	17,600	24,071
America Movil SAB de CV, Series L, ADR	10,617	270,521
America Movil SAB de CV, Series L	440,300	563,746
Banco Compartamos SA de CV, ADR	14,300	24,412
Carso Global Telecom SAB de CV *	28,800	75,640
Cemex SA de CV, SADR *	8,480	45,707
Cemex SA de CV *	191,953	103,350
Coca-Cola Femsa SA de CV	10,100	31,553
Desarrolladora Homex SA de CV *	12,000	25,213
Empresas ICA Sociedad Controladora SA de CV *	23,200	34,122
Fomento Economico Mexicano SA de CV	76,800	176,645
Grupo Aeroportuario del Pacifico SA de CV, B Shares	15,900	27,071
Grupo Bimbo SA de CV	12,300	34,728
Grupo Carso SA de CV	20,301	40,109
Grupo Elektra SA de CV	3,100	64,117
Grupo Financiero Banorte SA de CV	49,996	52,655
Grupo Financiero Inbursa SA de CV	26,733	51,342
Grupo Mexico SA	141,044	80,107
Grupo Modelo SA	22,700	58,859
Grupo Televisa SA, SADR	6,344	77,206
Grupo Televisa SA	65,800	160,288
Industrias Penoles SA de CV	3,400	29,580
Kimberly-Clark de Mexico SA de CV	21,800	68,678
Mexichem SAB de CV	35,500	24,172
Telefonos de Mexico SA de CV	232,900	161,027
Telmex Internacional SAB de CV	233,600	90,495
Urbi Desarrollos Urbanos SA de CV *	15,400	12,791
Wal-Mart de Mexico SA de CV, Series V	108,688	202,604
		2,610,809
Netherlands - 1.77%
Aegon NV	50,034	178,078
Akzo Nobel NV	9,361	327,105
ASML Holding NV	15,567	236,451
Corio NV	1,689	66,360
DSM NV	5,211	119,090
Fugro NV	2,283	58,676
Heineken Holding NV	4,137	95,318
Heineken NV	8,932	238,491
ING Groep NV	70,679	319,488
Koninklijke (Royal) KPN NV	63,872	817,169
Koninklijke (Royal) Philips Electronics NV	35,699	570,800
Koninklijke Ahold NV	42,614	472,851
Koninklijke Boskalis Westinster NV	2,160	41,084
Randstad Holdings NV	3,658	53,073
Reed Elsevier NV	22,277	247,515
SBM Offshore NV	5,539	72,464
SNS Reaal	5,780	21,465
STMicroelectronics NV (a)	21,779	95,709
TNT Post Group NV	13,360	191,269
Unilever NV	57,477	1,101,330
Wolters Kluwer NV	10,241	161,728
		5,485,514
New Zealand - 0.07%
Auckland International Airport, Ltd.	27,486	24,215
Contact Energy, Ltd.	13,371	39,584
Fletcher Building, Ltd.	20,120	52,168
Sky City Entertainment Group, Ltd.	13,131	17,669
Telecom Corp. of New Zealand, Ltd.	69,170	83,838
		217,474
Norway - 0.49%
Aker Kvaerner ASA	7,669	41,046
Den Norske Bank ASA	29,200	105,038
Lighthouse Caledonia ASA *	530	13
Norsk Hydro ASA	26,727	85,636
Orkla ASA	29,886	177,156
Renewable Energy Corp. ASA *	6,576	44,632
Statoil ASA	46,440	771,027
Telenor ASA	31,400	161,475
Yara International ASA	6,800	143,902
		1,529,925
Peru - 0.08%
Compania de Minas Buenaventura SA	5,080	98,928
Compania de Minas Buenaventura SA, ADR	2,732	52,618
Credicorp SA	800	29,040
Credicorp, Ltd., ADR	967	35,305
Southern Peru Copper Corp.	2,667	36,805
		252,696
Philippines - 0.09%
Ayala Corp.	8,363	32,479
Ayala Land, Inc.	118,600	13,389
Banco De Oro	49,014	20,308
Bank of the Philippine Islands	58,268	40,683
Globe Telecommunications, Inc.	690	10,970
International Container Terminal Services, Inc.	20,878	4,439
Jollibee Foods Corp.	9,000	7,381
Manila Electric Company	9,142	16,641
Metropolitan Bank & Trust Company	12,800	5,368

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Philippines (continued)
Philippine Long Distance Telephone Company	2,190	$96,382
PNOC Energy Development Corp.	132,801	6,672
SM Investments Corp.	3,594	14,014
SM Prime Holdings, Ltd.	84,941	12,547
		281,273
Poland - 0.20%
Bank Handlowy w Warszawie SA	917	8,484
Bank Millennium SA	18,629	6,976
Bank Pekao SA	4,032	84,742
Bank Zachodni WBK SA	915	17,500
Boryszew SA *	550	325
BRE Bank SA *	340	8,756
Cersanit-Krasnystaw SA *	5,273	13,284
Computerland SA *	160	778
Cyfrowy Polsat SA	2,783	10,220
Getin Holding SA *	12,724	9,947
Globe Trade Centre SA *	4,447	15,996
Grupa Lotos SA *	2,585	7,534
ING Bank Slaski SA	96	5,215
KGHM Polska Miedz SA	3,699	34,248
Orbis SA	661	4,579
PBG SA *	489	27,698
Polimex Mostostal SA	10,270	7,479
Polish Oil & Gas Company	41,373	38,802
Polski Koncern Naftowy Orlen SA	10,957	61,479
Powszechna Kasa Oszczednosci Bank Polski SA	17,163	89,438
Softbank SA	1,956	23,943
Telekomunikacja Polska SA	22,584	108,877
TVN SA	7,137	17,577
		603,877
Portugal - 0.28%
Banco Comercial dos Acores SA * (a)	88,835	71,530
Banco Espirito Santo SA	9,140	53,467
Brisa Auto Estrada, SA (a)	11,641	68,092
Cimpor-Cimentos De Portugal SA (a)	12,207	47,418
EDP Renovaveis SA *	8,841	64,565
Electricidade de Portugal SA	68,709	217,045
Galp Energia SGPS SA	7,421	81,513
Jeronimo Martins, SGPS SA	8,639	34,995
Portugal Telecom, SGPS, SA	22,291	180,738
PT Multimedia.com, SGPS, SA (a)	8,556	40,641
		860,004
Russia - 0.91%
Comstar United Telesystems, GDR *	9,964	26,903
Federal Grid Company Unified Energy System JSC * (e)	1,540	2,926
Gazprom OAO, SADR	61,983	805,159
Gazprom OAO, SADR	16,136	207,191
JSC MMC Norilsk Nickel, ADR	28,523	134,058
Lukoil Oil Company, ADR	15,423	494,153
Magnitogorsk Iron & Steel Works, GDR	12,256	32,233
Mechel Steel Group, ADR (a)	7,374	25,809
Mobile Telesystems, SADR	7,336	173,790
NovaTek OAO, ADR	3,257	75,788
Novolipetsk Steel, ADR	6,267	61,793
Polyus Gold Company ZAO, SADR (a)	3,630	61,710
Rosneft Oil Company, GDR *	19,280	67,866
Rostelecom, ADR (a)	2,115	101,774
Sberbank, GDR	2,294	137,640
Severstal, ADR	4,900	17,787
Sibirtelecom, ADR	424	763
Sistema JSFC, Reg. S, GDR	6,008	19,959
Surgutneftegaz, ADR (a)	24,723	141,415
Tatneft, ADR	2,135	76,006
UralsvyAzinform, ADR	1,471	2,412
Vimpel-Communications, SADR	17,395	91,150
VolgaTelecom, ADR	1,172	1,138
VTB Bank OJSC, GDR (a)	26,491	28,125
Wimm-Bill-Dann Foods OJSC, ADR *	1,023	30,311
		2,817,859
Singapore - 0.82%
Ascendas, REIT *	61,000	48,859
Capitaland, Ltd.	98,000	123,141
CapitaMall Trust *	48,000	43,664
City Developments, Ltd.	17,000	51,770
ComfortDelGro Corp., Ltd.	63,000	52,705
Cosco Corp. Singapore, Ltd.	31,000	14,192
DBS Group Holdings, Ltd.	61,500	307,155
Fraser and Neave, Ltd.	41,000	59,636
Genting International PLC *	117,000	31,444
Golden Agri-Resources, Ltd.	181,000	32,651
Jardine Cycle and Carriage, Ltd.	6,254	35,217
Keppel Corp., Ltd.	46,210	128,249
Neptune Orient Lines, Ltd.	17,000	13,031
Olam International, Ltd.	41,500	32,304
Oversea-Chinese Banking Corp., Ltd.	88,000	251,407
Parkway Holdings, Ltd.	33,951	22,680
SembCorp Industries, Ltd.	40,000	53,652
SembCorp Marine, Ltd.	28,600	25,374
Singapore Airlines, Ltd.	19,140	124,712
Singapore Exchange, Ltd.	32,000	92,248
Singapore Press Holdings, Ltd.	57,000	99,671
Singapore Technologies Engineering, Ltd.	52,000	76,815
Singapore Telecommunications, Ltd.	288,950	454,763
United Overseas Bank, Ltd.	45,000	286,746
UOL Group, Ltd.	18,000	19,279
Wilmar International, Ltd.	36,000	65,762
		2,547,127
South Africa - 1.21%
ABSA Group, Ltd.	8,122	71,117
Adcock Ingram Holdings, Ltd. *	3,884	14,618
African Bank Investments, Ltd.	14,629	30,357
African Rainbow Minerals, Ltd.	2,661	29,663
Anglo Platinum, Ltd.	2,270	86,295
AngloGold Ashanti, Ltd.	8,536	252,566
Aspen Pharmacare Holdings, Ltd. *	4,629	18,956
Aveng, Ltd.	8,562	21,682
Barloworld, Ltd.	5,005	14,904
Bidvest Group, Ltd. *	10,430	85,358

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
British American Tobacco PLC *	5,875	$148,401
Discovery Holdings, Ltd., ADR	1	2
FirstRand, Ltd.	93,105	110,418
Foschini, Ltd.	4,844	19,795
Gold Fields, Ltd.	17,655	181,097
Growthpoint Properties, Ltd.	54,822	72,877
Harmony Gold Mining Company, Ltd. *	13,320	160,713
Hulamin, Ltd.	83	78
Impala Platinum Holdings, Ltd.	16,652	194,574
Imperial Holdings, Ltd.	4,211	18,408
Investec, Ltd.	4,018	11,918
Kumba Iron Ore, Ltd.	1,848	29,291
Kumba Resources, Ltd.	2,815	18,719
Liberty Holdings, Ltd.	2,755	17,447
Massmart Holdings, Ltd.	4,714	33,692
Mittal Steel South Africa, Ltd.	4,928	35,898
MTN Group, Ltd.	52,532	444,875
Murray & Roberts Holdings, Ltd.	7,152	26,027
Naspers, Ltd.	12,330	187,019
Nedbank Group, Ltd.	4,908	36,324
Network Healthcare Holdings, Ltd. *	29,089	24,742
Pick'n Pay Stores, Ltd.	4,684	14,299
Pretoria Portland Cement Company, Ltd.	12,283	35,978
Remgro, Ltd.	14,468	94,739
Reunert, Ltd.	4,168	15,330
RMB Holdings, Ltd.	26,168	49,528
Sanlam, Ltd.	80,938	121,705
Sappi, Ltd.	18,272	34,382
Sasol, Ltd.	19,917	496,711
Shoprite Holdings, Ltd.	10,263	50,433
Standard Bank Group, Ltd.	38,600	246,975
Steinhoff International Holdings, Ltd. *	23,609	26,128
Telkom SA, Ltd.	7,148	69,882
Tiger Brands, Ltd.	3,884	48,460
Truworths International, Ltd.	10,796	33,144
Woolworths Holdings, Ltd.	18,895	22,151
		3,757,676
South Korea - 2.14%
Amorepacific Corp.	130	46,332
Asiana Airlines *	676	1,450
Busan Bank	4,290	14,219
Cheil Industries, Inc.	1,810	42,943
CJ CheilJedang Corp.	238	19,267
Daegu Bank	4,210	15,753
Daelim Industrial Company, Ltd.	820	21,127
Daewoo Engineering & Construction Company, Ltd.	7,109	38,901
Daewoo International Corp.	2,426	30,052
Daewoo Securities Company, Ltd.	3,770	34,487
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	4,100	51,515
DC Chemical Company, Ltd.	510	70,099
Dongbu Insurance Company, Ltd.	1,320	12,137
Dongkuk Steel Mill Company, Ltd.	1,380	18,871
Doosan Corp.	310	19,655
Doosan Heavy Industries and Construction Company, Ltd.	1,150	43,977
Doosan Infracore Company, Ltd.	2,880	23,703
GS Engineering & Construction Corp.	1,370	41,465
GS Holdings Corp.	1,810	29,586
Hana Financial Group, Inc.	4,350	51,479
Hanjin Heavy Industries & Construction Company, Ltd.	1,508	23,878
Hanjin Shipping Company, Ltd.	2,640	25,957
Hankook Tire Company, Ltd.	4,330	35,165
Hanwha Chem Corp.	1,584	7,025
Hanwha Corp.	1,930	29,713
Hite Brewery Company, Ltd.	147	12,939
Hite Holdings Company, Ltd.	183	1,918
Honam Petrochemical Corp.	780	23,457
Hynix Semiconductor, Inc. *	15,740	87,133
Hyosung Corp.	840	27,170
Hyundai Department Store Company, Ltd.	680	24,608
Hyundai Development Company	2,470	45,230
Hyundai Engineering & Construction Company, Ltd.	1,840	60,710
Hyundai Heavy Industries	1,560	176,825
Hyundai Mipo Dockyard	360	27,395
Hyundai Mobis	1,950	93,640
Hyundai Motor Company, Ltd.	5,240	164,023
Hyundai Securities Company, Ltd.	4,428	26,301
Hyundai Steel Company	1,730	38,166
Industrial Bank of Korea *	6,000	22,797
Kangwon Land, Inc.	4,780	38,419
KB Financial Group, Inc., ADR *	4,474	84,201
KB Financial Group, Inc. *	7,987	153,130
KCC Corp.	200	36,579
Kia Motors Corp. *	6,270	26,991
Korea Electric Power Corp. *	9,163	141,892
Korea Exchange Bank	8,520	29,785
Korea Express Company, Ltd. *	480	29,607
Korea Gas Corp.	780	20,677
Korea Investment Holdings Company, Ltd.	1,940	28,220
Korea Line Corp.	240	8,238
Korea Zinc Company, Ltd.	290	16,658
Korean Air Lines Company, Ltd. *	1,587	31,302
Korean Reinsurance Company, Ltd.	12	75
KT Corp.	4,480	108,875
KT Freetel Company, Ltd. *	3,090	54,831
KT&G Corp.	4,120	211,211
Kumho Industrial Company, Ltd.	960	7,174
LG Chem, Ltd.	2,123	115,190
LG Corp.	3,110	81,320
LG Dacom Corp.	2,070	23,370
LG Display Company, Ltd., ADR * (a)	2,120	17,660
LG Display Company, Ltd.	5,506	91,437
LG Electronics, Inc.	3,240	149,269
LG Household & Health Care, Ltd.	350	33,946
LG Telecom, Ltd.	5,209	29,953
Lotte Confectionery Company, Ltd.	20	12,910
Lotte Shopping Company, Ltd.	370	39,216
LS Cable, Ltd.	500	21,181

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Mirae Asset Securities Company, Ltd.	985	$35,863
NHN Corp. *	1,290	109,896
POSCO, SADR	4,007	201,031
POSCO	1,620	327,026
S1 Corp.	840	23,397
Samsung Card Company, Ltd.	1,190	20,442
Samsung Corp.	5,017	106,079
Samsung Digital Imaging Company, Ltd. *	648	5,742
Samsung Electro-Mechanics Company, Ltd.	1,930	50,646
Samsung Electronics Company, Ltd., GDR (h)	170	26,440
Samsung Electronics Company, Ltd.	3,861	1,187,520
Samsung Engineering Company, Ltd.	1,170	33,575
Samsung Fire & Marine Insurance Company, Ltd.	1,360	137,990
Samsung Heavy Industries Company, Ltd.	6,201	85,868
Samsung SDI Company, Ltd.	1,270	47,063
Samsung Securities Company, Ltd.	1,920	64,942
Samsung Techwin Company, Ltd.	1,442	28,166
Shinhan Financial Group Company, Ltd. *	14,330	210,588
Shinsegae Company, Ltd.	530	137,714
SK Corp.	1,293	71,048
SK Energy Company, Ltd.	2,156	100,121
SK Networks Company, Ltd.	2,740	12,810
SK Telecom Company, Ltd.	1,347	163,730
S-Oil Corp.	1,520	51,655
STX Pan Ocean Company, Ltd.	4,057	21,250
STX Shipbuilding Company, Ltd.	1,620	12,415
Taihan Electric Wire Company, Ltd.	900	8,117
Tong Yang Investment Bank	1	4
Woongjin Coway Company, Ltd.	1,690	29,580
Woori Finance Holdings Company, Ltd. *	7,600	30,426
Woori Investment & Securities Company, Ltd.	3,040	26,533
Yuhan Corp.	356	44,514
		6,636,576
Spain - 2.98%
Abertis Infraestructuras SA	8,756	120,902
Acciona SA	842	82,679
Acerinox SA	5,755	65,769
ACS Actividades SA	6,157	243,150
Banco Bilbao Vizcaya Argentaria SA	126,493	913,788
Banco de Sabadell SA	29,552	122,168
Banco de Valencia SA	7,940	68,924
Banco Popular Espanol SA	27,026	127,895
Banco Santander Central Hispano SA	283,984	1,734,828
Bankinter SA, ADR	10,025	81,542
Cintra Concesiones de Infraestructuras de Transporte SA	9,046	42,545
Corporacion Mapfre SA	22,691	46,129
Criteria Caixacorp SA	28,458	79,074
Enagas	6,674	106,882
Fomento de Construcciones SA	1,891	48,424
Gamesa Corporacion Tecnologica SA	5,309	70,023
Gas Natural SDG SA	3,712	66,543
Gestevision Telecinco SA	2,563	18,208
Grifols SA	4,975	77,995
Grupo Ferrovial SA	2,220	54,064
Iberdrola Renovables SA *	32,278	130,094
Iberdrola SA	126,357	821,709
Iberia Lineas Aereas de Espana SA	11,209	25,695
Indra Sistemas SA	2,819	51,197
Industria de Diseno Textil SA	8,077	302,988
Red Electrica De Espana	4,128	165,557
Repsol YPF SA	25,072	382,945
Sacyr Vallehermoso SA	2,340	16,220
Telefonica SA	151,721	2,792,289
Union Fenosa SA	12,771	287,822
Zardoya Otis SA	4,998	85,879
		9,233,927
Sweden - 1.41%
Alfa Laval AB	18,300	127,179
Assa Abloy AB, Series B	11,600	97,985
Atlas Copco AB, Series A, ADR	20,534	141,660
Atlas Copco AB, Series B, ADR	12,791	79,793
Electrolux AB, Series B	6,123	41,659
Ericsson (LM), Series B	108,000	874,765
Getinge AB, Series B	6,666	76,911
Hennes & Mauritz AB, B shares	18,550	688,097
Holmen AB, Series B	1,300	21,578
Husqvarna AB, B Shares	6,593	23,641
Investor AB, B shares	16,000	180,601
Loomis AB *	1,560	10,349
Lundin Petroleum AB, Series A *	5,696	24,081
Modern Times Group AB, Series B	1,310	18,290
Nordea Bank AB	68,500	341,532
Sandvik AB	30,395	162,194
Scania AB, Series B	8,800	62,029
Securitas AB, Series B	7,800	54,163
Skandinaviska Enskilda Banken AB, Series A (a)	14,400	59,802
Skanska AB, Series B	14,000	98,173
SKF AB, B Shares	14,200	118,369
SSAB Svenskt Stal AB, Series A	4,300	31,793
SSAB Svenskt Stal AB, Series B	2,150	14,808
Svenska Cellulosa AB, B Shares	18,100	117,149
Svenska Handelsbanken AB, Series A	15,500	185,513
Swedbank AB, A shares	9,600	24,825
Swedish Match AB	9,500	124,170
Tele2 AB, Series B	10,176	75,182
Teliasonera AB	69,500	277,558
Volvo AB, Series A	17,156	73,462
Volvo AB, Series B	33,000	138,005
		4,365,316
Switzerland - 6.05%
ABB, Ltd. *	81,222	980,451
Actelion, Ltd. *	3,685	174,269
Adecco SA	4,614	140,528
Aryzta AG *	3,099	69,809
Baloise Holding AG	1,998	113,143
BKW FMB Energie AG	713	51,246
Compagnie Financiere Richemont SA	19,072	251,880
Credit Suisse Group AG	39,437	959,735
EFG International, ADR	2,744	19,041

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Geberit AG, ADR	1,513	$135,525
Givaudan AG	242	139,488
Holcim, Ltd.	7,284	241,305
Julius Baer Holding AG	7,968	183,661
Kuehne & Nagel International AG	2,056	98,628
Lindt & Spruengli AG-PC	36	56,739
Lindt & Spruengli AG-REG	5	92,932
Logitech International SA *	7,398	62,933
Lonza Group AG	1,831	175,656
Nestle SA	141,386	4,621,972
Nobel Biocare Holding AG, Series BR	4,707	75,149
Novartis AG (a)	87,831	3,204,366
Pargesa Holding SA, ADR	1,087	56,896
Phonak Holding AG	1,850	90,721
Roche Holdings AG - Genusschein	25,935	2,944,078
Schindler Holding AG	2,032	98,755
Societe Generale de Surveillance Holdings AG	176	158,804
Straumann Holding AG	338	55,301
Sulzer AG	1,172	45,590
Swatch Group AG, BR shares	1,196	133,038
Swatch Group AG	2,256	49,285
Swiss Life Holding *	1,350	65,846
Swiss Re	12,797	157,546
Swisscom AG	879	263,290
Syngenta AG	3,594	768,317
Synthes AG	2,182	253,211
UBS AG - CHF *	108,259	1,013,734
Unaxis Holding AG * (a)	774	15,278
Zurich Financial Services AG	5,192	735,277
		18,753,423
Taiwan - 1.47%
Acer Sertek, Inc.	56,555	74,050
Advanced Semiconductor Engineering, Inc.	94,302	32,668
Advantech Company, Ltd.	5,512	6,844
Asia Cement Corp.	37,778	27,891
Asia Optical Company, Inc.	79	84
Asustek Computer, Inc.	94,578	89,302
AU Optronics Corp.	175,021	127,493
BenQ Corp.	32,400	5,854
Catcher Technology Company, Ltd.	12,870	21,484
Cathay Financial Holdings Company, Ltd.	158,750	125,261
Chang Hwa Commercial Bank, Ltd.	82,000	23,578
Cheng Shin Rubber Industry Company, Ltd.	19,366	15,946
Cheng Uei Precision Industry Company, Ltd.	7,612	8,613
Chi Mei Optoelectronics Corp.	104,454	33,356
China Airlines, Ltd. *	24,716	4,493
China Development Financial Holdings Corp.	224,352	37,751
China Motor Company, Ltd.	55	18
China Steel Corp.	262,415	165,896
Chinatrust Finance Holding Company, Ltd.	176,110	52,681
Chunghwa Picture Tubes, Ltd.	135,000	11,333
Chunghwa Telecom Company, Ltd. *	162,139	249,623
CMC Magnetics Corp. *	65,000	9,416
Compal Communications, Inc.	4,410	2,837
Compal Electronics, Inc.	72,706	41,402
Delta Electronics, Inc.	35,190	55,415
D-Link Corp.	652	354
E.Sun Financial Holding Company, Ltd.	63,440	14,330
Epistar Corp.	8,946	11,012
Eternal Chemical Company, Ltd.	12,320	5,479
EVA Airways Corp. *	24,000	4,290
Evergreen Marine Corp.	28,000	10,516
Everlight Electronics Company, Ltd.	2,039	3,115
Far Eastern Department Stores Company, Ltd.	6,300	2,444
Far Eastern Textile, Ltd.	65,045	38,443
Far EasTone Telecommunications Company, Ltd.	30,463	29,427
First Financial Holding Company, Ltd.	103,021	40,808
Formosa Chemicals & Fibre Corp.	68,000	67,840
Formosa Petrochemical Corp.	44,000	71,611
Formosa Plastic Corp.	107,000	144,817
Formosa Taffeta Company, Ltd.	19,000	8,677
Foxconn Technology Company, Ltd.	11,220	25,599
Fubon Group Company, Ltd.	83,000	44,086
Fuhwa Financial Holdings Company, Ltd.	169,825	61,068
HannStar Display Corp.	105,921	12,304
High Tech Computer Corp.	15,520	168,315
Hon Hai Precision Industry Company, Ltd.	179,676	352,945
Hua Nan Financial Holdings Company, Ltd.	80,580	38,302
InnoLux Display Corp.	52,484	44,291
Inotera Memories, Inc. *	74,780	25,222
Inventec Appliances Corp.	620	466
Inventec Company, Ltd.	35,280	10,328
KGI Securities Company, Ltd.	23,000	4,817
Kinsus Interconnect Technology Corp.	5,527	6,478
Largan Precision Company, Ltd.	2,080	14,615
Lite-On Technology Corp.	44,096	25,737
Macronix International Company, Ltd.	66,803	21,318
MediaTek, Inc.	24,048	206,278
Mega Financial Holding Company, Ltd.	206,000	55,831
Mitac International	24,691	8,910
Mosel Vitelic, Inc. *	600	105
Motech Industries, Inc.	2,909	6,413
Nan Ya Plastics Corp.	134,000	126,370
Nan Ya Printed Circuit Board Corp.	4,105	8,106
Nanya Technology Corp. *	56,347	10,149
Novatek Microelectronics Corp., Ltd.	10,275	12,410
Pan-International Industrial Company, Ltd.	100	80
Polaris Securities Company, Ltd.	43,990	12,686
Pou Chen Corp.	48,150	20,541
Powerchip Semiconductor Corp. *	170,386	19,050
Powertech Technology, Inc.	11,055	16,815
President Chain Store Corp.	11,000	22,944
ProMOS Technologies, Inc. *	139,000	4,695
Quanta Computer, Inc.	46,164	46,611
Realtek Semiconductor Corp.	9,103	10,349
Richtek Technology Corp.	1,100	4,709
Shin Kong Financial Holding Company, Ltd.	88,791	17,936
Siliconware Precision Industries Company	62,665	52,958
Sino-American Silicon Products, Inc.	1,086	2,046
SinoPac Holdings Company, Ltd.	144,000	23,721
Synnex Technology International Corp.	19,525	22,154

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Taishin Financial Holdings Company, Ltd.	103,000	$14,341
Taiwan Cellular Corp.	41,802	54,318
Taiwan Cement Corp.	62,205	46,045
Taiwan Cooperative Bank	62,100	25,557
Taiwan Fertilizer Company, Ltd.	16,000	24,027
Taiwan Glass Industrial Corp.	20,787	9,773
Taiwan Secom Company, Ltd.	5,000	6,674
Taiwan Semiconductor Manufacturing Company, Ltd.	699,028	882,973
Tatung Company, Ltd. *	88,000	13,130
Teco Electric & Machinery Company, Ltd.	47,000	12,829
Transcend Information, Inc.	2,099	4,184
Tripod Technology Corp.	8,458	10,248
Tung Ho Steel Enterprise Corp.	6,000	3,800
U-Ming Marine Transport Corp.	11,000	13,928
Unimicron Technology Corp.	17,513	7,801
Uni-President Enterprises Corp.	70,602	52,061
United Microelectronics Corp.	298,729	65,868
Vanguard International Semiconductor Corp.	19,284	4,736
Wafer Works Corp.	30	36
Walsin Lihwa Corp.	60,000	9,200
Wan Hai Lines, Ltd.	29,400	11,007
Wistron Corp.	24,462	18,477
Ya Hsin Industrial Company, Ltd. * (e)(l)	18,000	0
Yang Ming Marine Transport Corp.	26,609	6,730
Yulon Motor Company, Ltd.	15,449	6,330
Zinwell Corp.	180	201
		4,548,484
Thailand - 0.24%
Advanced Info Service PCL	23,609	52,537
Airports of Thailand PLC	8,700	3,872
Bangkok Bank PCL, Foreign Shares	39,500	80,485
Bangkok Bank PCL	17,900	11,154
Bank of Ayudhya PCL, Foreign Shares	96,800	23,488
Bank of Ayudhya PCL	45,000	10,897
Banpu PCL	6,400	36,628
BEC World PCL	18,400	9,817
C.P. Seven Eleven PCL	49,000	16,390
Glow Energy PCL	32,900	18,917
IRPC PCL	254,154	13,138
Kasikornbank PCL - Foreign Shares	67,700	82,505
Krung Thai Bank PCL	57,000	6,523
Land & Houses PCL, Foreign Shares	236,700	17,606
PTT Aromatics & Refining PCL	17,600	4,865
PTT Chemical PCL	6,700	5,464
PTT Exploration & Production PCL	30,706	73,444
PTT PCL - Foreign Shares	28,282	121,962
Ratchaburi Electricity Generating Holding PCL	5,900	6,198
Siam Cement PCL - Foreign Shares	13,300	36,150
Siam Commercial Bank PCL	26,128	40,447
Thai Oil Public Company, Ltd.	32,800	21,761
TMB Bank PCL *	714,200	9,674
Total Access Communication PCL	32,000	26,560
		730,482
Turkey - 0.26%
Adana Cimento Sanayii Turk Anonim Sirketi, Class A	442	809
Akbank AS	29,426	67,827
Aksigorta AS	2,924	4,077
Anadolu Efes Biracilik Ve Malt Sanayii AS	8,965	56,632
Arcelik AS	8,535	8,716
Asya Katilim Bankasi AS *	22,456	13,228
BIM Birlesik Magazalar AS	1,567	30,703
Coca-Cola Icecek AS	4,126	17,002
Dogan Sirketler Grubu Holdings AS *	20,271	6,117
Enka Insaat ve Sanayi AS	11,548	41,954
Eregli Demir ve Celik Fabrikalari TAS	18,200	36,747
Ford Otomotiv Sanayi AS	1,674	4,114
HACI Omer Sabanci Holdings, AS	11,671	16,934
KOC Holdings AS *	17,382	21,728
Petkim Petrokimya Holding AS *	1,680	3,950
Tupras Turkiye Petrol Rafine AS	4,261	38,647
Turk Sise ve Cam Fabrikalari AS *	7,938	4,444
Turk Telekomunikasyon AS *	20,309	46,469
Turkcell Iletisim Hizmetleri AS, ADR	3,371	41,531
Turkcell Iletisim Hizmetleri AS	17,555	86,932
Turkiye Garanti Bankasi AS *	83,051	101,265
Turkiye Halk Bankasi AS	12,137	25,540
Turkiye Is Bankasi AS	31,818	61,627
Turkiye Vakiflar Bankasi Tao	18,789	11,994
Yapi ve Kredi Bankasi AS *	41,875	40,787
		789,774
United Kingdom - 15.03%
3i Group PLC	12,727	36,217
Admiral Group PLC	6,815	82,895
AMEC PLC	12,762	98,580
Anglo American PLC	47,849	674,947
Antofagasta PLC	15,206	95,152
Associated British Foods PLC	13,219	122,528
AstraZeneca Group PLC	51,728	1,640,384
Astro All Asia Networks PLC, GDR	11,900	6,361
Aviva PLC	94,104	386,625
BAE Systems PLC	125,317	661,607
Barclays PLC (a)	294,021	385,719
Berkeley Group Holdings PLC *	3,634	44,931
BG Group PLC	119,291	1,705,193
BHP Billiton PLC	79,432	1,237,938
BICC PLC	16,786	75,576
BP PLC	671,099	4,275,435
British Airways PLC	20,191	39,193
British American Tobacco PLC	67,641	1,728,932
British Land Company PLC	19,330	125,758
British Sky Broadcasting Group PLC	42,277	281,816
BT Group PLC	277,321	354,303
Bunzl PLC	12,879	106,307
Burberry Group PLC	18,373	67,038
Cable & Wireless PLC	87,606	171,443
Cadbury PLC	48,855	371,956
Cairn Energy PLC *	5,072	140,954
Capita Group PLC	22,013	207,724
Carnival PLC	5,823	118,005

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Carphone Warehouse	15,560	$23,353
Centrica PLC	181,304	697,234
Cobham PLC	41,681	114,404
Compass Group PLC	67,232	295,384
Daily Mail and General Trust PLC	10,979	38,938
Diageo PLC	90,766	1,046,648
Drax Group PLC	11,656	86,110
Eurasian Natural Resources Corp.	13,886	65,586
FirstGroup PLC	18,031	68,873
Friends Provident Ethical Investment Trust PLC	89,439	90,090
GKN PLC	23,154	24,957
GlaxoSmithKline PLC	187,444	2,842,936
Group 4 Securicor PLC	46,804	123,725
Hammerson PLC	22,894	79,015
Hays PLC	47,915	51,969
Home Retail Group	34,770	104,809
HSBC Holdings PLC	431,615	3,001,935
ICAP PLC	17,895	59,574
IMI PLC	11,723	44,033
Imperial Tobacco Group PLC	36,426	872,111
Intercontinental Hotels Group PLC	9,172	62,921
International Power PLC	54,340	183,747
Invensys PLC *	33,273	72,018
Investec PLC	14,488	41,980
ITV PLC	105,879	37,222
J Sainsbury PLC	36,509	163,443
Johnson Matthey PLC	8,561	118,880
Kazakhmys PLC	6,325	23,378
Kingfisher PLC	84,371	151,199
Ladbrokes PLC	20,177	49,818
Land Securities Group PLC	16,600	129,634
Legal & General Group PLC	209,334	119,424
Liberty International PLC (a)	7,970	39,067
Lloyds TSB Group PLC	361,193	296,501
Logica PLC	51,566	50,292
London Stock Exchange Group PLC	5,241	32,171
Lonmin PLC, ADR	5,064	72,561
Man Group PLC, ADR	61,086	148,580
Marks & Spencer Group PLC	55,363	204,734
Meggitt PLC	22,267	39,646
National Express Group PLC	4,566	15,215
National Grid PLC	88,612	788,787
Next Group PLC	6,693	110,989
Old Mutual PLC	183,492	107,830
Pearson PLC	29,641	278,137
Pharmstandard *	4,494	29,301
PIK Group, GDR	15,724	8,151
Prudential PLC	88,895	354,297
Reckitt Benckiser PLC	21,645	828,258
Reed Elsevier PLC	39,995	298,784
Rexam PLC	23,321	86,760
Rio Tinto PLC	36,029	919,716
Rolls-Royce Group PLC *	66,842	273,423
Rosneft Oil Co	25,704	89,677
Royal & Sun Alliance PLC	116,043	226,881
Royal Bank of Scotland Group PLC	659,860	214,899
Royal Dutch Shell PLC, A Shares	127,084	2,790,046
Royal Dutch Shell PLC, B Shares	97,444	2,045,433
SABMiller PLC	32,330	468,074
Schroders PLC	4,300	44,634
Scottish & Southern Energy PLC	31,425	512,087
Segro PLC, REIT	14,142	21,554
Serco Group PLC	18,401	101,269
Severn Trent PLC	8,235	127,650
Shire, Ltd.	20,836	247,024
Smith & Nephew PLC	31,563	223,670
Smiths Group PLC	14,403	170,258
Stagecoach Group PLC	18,453	30,350
Standard Chartered PLC	67,289	634,151
Standard Life PLC	81,798	202,685
Tate & Lyle PLC	15,818	59,640
Tesco PLC	282,717	1,340,759
The Sage Group PLC	44,462	107,728
Thomas Cook Group PLC	18,531	56,308
Thomson Reuters PLC	6,658	136,919
Tomkins PLC	29,638	47,616
TUI Travel PLC	23,195	73,046
Tullow Oil PLC	28,998	301,140
Unilever PLC	46,013	888,865
United Business Media, Ltd.	8,522	50,251
United Utilities Group PLC	24,406	176,340
Vedanta Resources PLC	4,473	34,208
Vodafone Group PLC	1,895,867	3,359,238
Whitbread PLC	5,858	61,982
William Morrison Supermarket PLC	87,425	321,130
Wolseley PLC	21,983	55,518
Xstrata PLC	23,840	234,864
		46,567,959
United States - 0.35%
ArcelorMittal (a)	30,901	592,273
Gazpromneft OAO	2,660	28,728
Larsen & Toubro, Ltd.	18,105	210,923
Southern Copper Corp. (a)	4,200	57,582
WPP PLC	39,974	207,389
		1,096,895
TOTAL COMMON STOCKS (Cost $509,067,367)		$289,627,627
PREFERRED STOCKS - 1.48%
Brazil - 1.22%
Aracruz Celulose SA (k)	9,100	6,507
Banco Bradesco SA (k)	52,850	457,471
Banco do Estado do Rio Grande do Sul (k)	8,516	20,120
Banco Itau Holding Financeira SA (k)	43,125	400,341
Bradespar SA * (k)	9,100	85,239
Brasil Telecom Participacoes SA (k)	3,800	23,835
Brasil Telecom SA (k)	6,301	30,802
Braskem SA, A Shares (k)	6,600	14,848
Centrais Eletricas Brasileiras SA * (k)	5,700	57,801
Cia Brasileira de Distribuicao Grupo Pao de Acucar (k)	2,120	25,523

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

Shares or
Principal
Amount		Value
PREFERRED STOCKS (continued)
Brazil (continued)
Cia de Bebidas das Americas (k)	2,914	$116,845
Cia de Transmissao de Energia Eletrica Paulista (k)	1,900	35,991
Cia Energetica de Minas Gerais (k)	5,367	74,623
Cia Energetica de Sao Paulo * (k)	5,638	32,158
Cia Paranaense de Energia (k)	3,900	36,368
Cia Vale do Rio Doce (k)	50,382	565,254
Companhia de Bebidas das Americas, ADR * (k)	2,653	107,340
Duratex SA * (k)	2,800	17,903
Eletropaulo Metropolitana de Sao Paulo SA (k)	3,483	42,660
Fertilizantes Fosfatados SA (k)	5,800	34,925
Gerdau SA (k)	12,360	65,433
Investimentos Itau SA (k)	74,832	221,235
Klabin SA (k)	15,000	19,319
Lojas Americanas SA (k)	11,300	26,698
Metalurgica Gerdau SA (k)	11,300	78,865
Net Servicos de Comunicacao SA * (k)	6,466	40,963
Petroleo Brasileiro SA (k)	72,184	796,880
Sadia SA, ADR (k)	12,000	14,351
Suzano Papel e Celulose SA * (k)	4,700	21,206
Tam SA * (k)	2,734	18,464
Tele Norte Leste Participacoes SA (k)	4,500	55,794
Telemar Norte Leste SA, Series A (k)	2,300	44,886
Tim Participacoes SA (k)	23,740	33,356
Usinas Siderurgicas de Minas Gerais SA, Series A (k)	6,842	74,188
Vivo Participacoes SA * (k)	3,937	63,712
Votorantim Celulose e Papel SA *	2,600	12,503
		3,774,407
Germany - 0.18%
Bayerische Motoren Werke (BMW) AG (k)	2,073	31,006
Henkel AG & Company KGaA - Non Voting Shares (k)	6,515	153,178
Porsche Automobil Holding SE (k)	3,154	128,729
RWE AG (k)	1,167	64,077
Volkswagen AG (k)	3,951	177,041
		554,031
Italy - 0.01%
Unipol SpA (k)	44,510	30,784
Malaysia - 0.00%
Malaysian Airline System BHD * (k)	1,800	330
Russia - 0.01%
Surgutneftegaz SADR (k)	22,697	52,725
South Korea - 0.06%
Hyundai Motor Company, Ltd. (k)	1,820	20,870
LG Electronics, Inc. (k)	980	18,534
Samsung Electronics Company, Ltd. (k)	780	138,151
		177,555
TOTAL PREFERRED STOCKS (Cost $7,990,483)		$4,589,832
WARRANTS - 0.01%
France - 0.01%
Compagnie de Saint-Gobain SA (Expiration Date: 03/06/2009; Strike Price: EUR 14.00) *	10,430	15,338
Indonesia - 0.00%
Bank Pan Indonesia Tbk PT (Expiration Date: 07/10/2009, Strike Price: IDR 400.00) *	25,750	108
Malaysia - 0.00%
IJM Land Berhad (Expiration Date: 09/11/2013, Strike Price: MYR 1.35) *	3,090	150
TOTAL WARRANTS (Cost $244)		$15,596
RIGHTS - 0.01%
Australia - 0.00%
Fairfax Media, Ltd. (Expiration Date: 03/27/2009) *	28,617	0
Belgium - 0.00%
Fortis Group SA (Expiration Date: 07/04/2014) *	71,652	0
Brazil - 0.00%
Net Servicos de Comunicacao SA (Expiration Date: 03/14/2009) *	81	41
Ultrapar Participacoes SA (Expiration Date: 03/16/2009) *	320	1
Vivo Participacoes SA (Expiration Date: 03/17/2009) *	62	155
		197
Japan - 0.00%
Dowa Mining Company, Ltd. (Expiration Date: 01/29/2010, Strike Price: JPY 1.00) *	5,000	786
Norway - 0.00%
Lighthouse Caledonia ASA (Expiration Date: 04/30/2009) *	530	6
Singapore - 0.00%
Capitaland, Ltd. (Expiration Date: 03/12/2009) *	29,500	12,961
South Korea - 0.00%
Busan Bank (Expiration Date: 03/06/2009) *	936	110
Shinhan Financial Group Company, Ltd. (Expiration Date: 03/19/2009) *	1,704	3,555
		3,665
United Kingdom - 0.01%
Hammerson PLC (Expiration Date: 03/20/2009) *	14,759	19,333
TOTAL RIGHTS (Cost $60,614)		$36,948
SHORT TERM INVESTMENTS - 6.17%
AIM Short-Term Investment Trust, STIC Prime Portfolio, Institutional Class	$9,477,595	$9,477,595

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Equity Index Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT TERM INVESTMENTS (continued)
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$9,632,608	$9,632,608
TOTAL SHORT TERM INVESTMENTS (Cost $19,110,203)		$19,110,203
Total Investments (International Equity Index Fund)
(Cost $536,228,911) - 101.12%		$313,380,206
Liabilities in Excess of Other Assets - (1.12)%		(3,462,609)
TOTAL NET ASSETS - 100.00%		$309,917,597
The portfolio had the following five top industry concentrations as of February 28, 2009 (as a percentage of total net assets):
Banking	9.82%
International Oil	6.02%
Telecommunications Equipment & Services	5.69%
Pharmaceuticals	4.29%
Electrical Utilities	4.20%

International Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 89.97%
Australia - 2.94%
CSL, Ltd.	656,098	$15,173,184
Belgium - 2.29%
Anheuser-Busch InBev NV	432,117	11,808,033
Brazil - 6.73%
Companhia Vale Do Rio Doce, ADR *	175,600	2,263,484
Gafisa SA	895,383	3,710,482
Petroleo Brasileiro SA, ADR	532,682	14,771,272
Unibanco - Uniao De Bancos Brasileiros SA, ADR	267,849	14,016,538
		34,761,776
Canada - 5.12%
Potash Corp. of Saskatchewan, Inc.	125,974	10,578,037
Rogers Communications, Inc., Class B	676,250	15,904,260
		26,482,297
China - 0.71%
Industrial & Commercial Bank of China, Ltd.	9,137,000	3,679,983
Denmark - 3.24%
Vestas Wind Systems AS * (a)	384,189	16,729,057
France - 4.79%
Accor SA (a)	247,680	8,797,976
Alstom	154,408	7,245,395
BNP Paribas SA	199,579	6,463,406
JC Decaux SA (a)	177,544	2,260,100
		24,766,877
Germany - 3.32%
Bayerische Motoren Werke (BMW) AG	200,991	4,967,854
Linde AG	189,904	12,189,293
		17,157,147
Hong Kong - 3.59%
Cheung Kong Holdings, Ltd.	707,000	5,727,476
CNOOC, Ltd.	6,256,600	5,378,339
Esprit Holdings, Ltd.	1,384,500	7,456,111
		18,561,926
India - 0.96%
ICICI Bank, Ltd., SADR	400,036	4,984,448
Israel - 4.07%
Teva Pharmaceutical Industries, Ltd., SADR	471,218	21,006,898
Japan - 9.58%
Daikin Industries, Ltd.	209,605	4,563,053
Daiwa Securities Group, Inc.	1,378,000	4,733,577
Honda Motor Company, Ltd.	270,700	6,473,191
Marubeni Corp.	2,841,000	8,819,968
Matsushita Electric Industrial Company, Ltd.	154,000	1,783,044
Mizuho Financial Group, Inc. (a)	2,637,400	4,970,942
Nintendo Company, Ltd.	55,100	15,731,012
Sumitomo Realty & Development Company, Ltd.	252,000	2,411,127
		49,485,914
Mexico - 2.31%
Cemex SA de CV, SADR * (a)	2,216,889	11,949,032
Netherlands - 2.79%
ASML Holding NV	259,341	3,939,201
Heineken NV	391,787	10,460,989
		14,400,190
Singapore - 0.89%
Capitaland, Ltd.	1,762,000	2,214,032
Singapore Airlines, Ltd.	365,000	2,378,259
		4,592,291
Spain - 4.25%
Gamesa Corporacion Tecnologica SA	780,834	10,298,775
Telefonica SA	634,727	11,681,580
		21,980,355
Sweden - 0.56%
Hennes & Mauritz AB, B shares	78,587	2,915,119
Switzerland - 16.69%
ABB, Ltd. *	467,146	5,639,035
Actelion, Ltd. *	102,815	4,862,273
Compagnie Financiere Richemont SA	157,451	2,079,427
Credit Suisse Group AG	515,178	12,537,327
Julius Baer Holding AG	290,147	6,687,840
Lonza Group AG	157,788	15,137,345
Nestle SA	446,587	14,599,130
Roche Holdings AG - Genusschein	94,663	10,745,912
Transocean, Ltd. *	233,300	13,944,341
		86,232,630
Taiwan - 4.65%
Hon Hai Precision Industry Company, Ltd.	4,164,050	8,179,619
Taiwan Semiconductor Manufacturing Company, Ltd., SADR	2,099,057	15,826,890
		24,006,509

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Opportunities Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
United Kingdom - 10.06%
BG Group PLC	550,795	$7,873,281
BP PLC	1,159,207	7,385,071
Reckitt Benckiser PLC	135,812	5,196,922
Rio Tinto PLC	206,885	5,281,173
Tesco PLC	3,252,412	15,424,260
Vodafone Group PLC	6,111,320	10,828,492
		51,989,199
United States - 0.43%
Las Vegas Sands Corp. * (a)	978,337	2,230,608
TOTAL COMMON STOCKS (Cost $645,816,457)		$464,893,473
RIGHTS - 0.08%
Singapore - 0.08%
Capitaland, Ltd. (Expiration Date: 03/12/2009) *	881,000	387,065
TOTAL RIGHTS (Cost $0)		$387,065
SHORT TERM INVESTMENTS - 6.50%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$33,587,516	$33,587,516
TOTAL SHORT TERM INVESTMENTS (Cost $33,587,516)		$33,587,516
REPURCHASE AGREEMENTS - 8.72%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$45,051,188 on 03/02/2009,
collateralized by $48,435,000
Federal National Mortgage
Association, 5.50% due
07/14/2028 (valued at
$45,952,706 including interest)	$45,051,000	$45,051,000
TOTAL REPURCHASE AGREEMENTS (Cost $45,051,000)		$45,051,000
Total Investments (International Opportunities Fund)
(Cost $724,454,973) - 105.27%		$543,919,054
Liabilities in Excess of Other Assets - (5.27)%		(27,210,417)
TOTAL NET ASSETS - 100.00%		$516,708,637
The portfolio had the following five top industry concentrations as of February 28, 2009 (as a percentage of total net assets):
Pharmaceuticals	7.09%
Banking	6.93%
Food & Beverages	5.11%
Chemicals	4.98%
Industrial Machinery	4.64%

International Small Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 82.53%
Australia - 6.43%
Billabong International, Ltd.	589,256	$2,625,711
Downer EDI, Ltd.	912,234	2,128,763
Emeco Holdings, Ltd.	8,274,099	1,554,030
Iluka Resources, Ltd. *	1,776,716	4,815,157
Pacific Brands, Ltd.	8,831,585	1,250,155
PaperlinX, Ltd.	4,558,173	1,982,840
		14,356,656
Belgium - 1.33%
Barco NV	180,132	2,972,599
Canada - 6.47%
ATS Automation Tooling Systems, Inc. *	780,460	2,134,885
Biovail Corp.	505,000	5,366,766
Canaccord Capital, Inc.	737,000	2,502,625
Dorel Industries, Inc., Class B	119,800	1,862,635
GSI Group, Inc. *	470,784	447,245
MDS, Inc. *	309,477	2,043,395
Mega Brands, Inc. *	196,700	97,407
		14,454,958
China - 3.76%
Bio-Treat Technology, Ltd. *	8,014,612	203,613
People's Food Holdings, Ltd.	8,982,174	3,681,551
Sinotrans, Ltd., Class H	30,560,000	4,507,701
		8,392,865
Finland - 3.69%
Amer Sports Oyj, A Shares (a)	563,124	3,930,468
Elcoteq SE, A Shares *	319,781	467,450
Huhtamaki Oyj	525,189	3,840,367
		8,238,285
Germany - 1.44%
Jenoptik AG *	737,145	3,206,041
Hong Kong - 9.87%
AAC Acoustic Technology Holdings, Inc. *	4,502,000	1,792,855
Dah Sing Financial Group	1,639,974	4,164,342
Fountain Set Holdings, Ltd.	11,313,425	464,725
Giordano International, Ltd.	13,314,365	3,097,167
Lerado Group Holding Company, Ltd.	12,649,682	733,622
Stella International Holdings, Ltd.	2,235,500	2,489,899
TCL Communication Technology Holdings, Ltd. *	3,728,619	257,641
Texwinca Holdings, Ltd.	8,286,907	3,625,557
Travelsky Technology, Ltd., Class H	3,181,132	1,231,925
Weiqiao Textile Company, Ltd.	3,138,106	821,790
Yue Yuen Industrial Holdings, Ltd.	1,809,140	3,355,736
		22,035,259
Japan - 7.25%
Aiful Corp. (a)	324,750	335,208
ASICS Corp.	28,000	174,434
Descente, Ltd.	1,076,860	3,773,121
Meitec Corp.	104,011	1,407,771
Nichii Gakkan Company, Ltd. (a)	229,266	3,507,369
Sohgo Security Services Company, Ltd.	312,773	2,551,755
Takuma Company, Ltd. (a)	1,277,000	1,688,434

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Cap Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Japan (continued)
USS Company, Ltd.	68,130	$2,748,469
		16,186,561
Netherlands - 4.44%
Draka Holding NV	82,828	574,333
Imtech NV	167,774	2,128,104
OPG Groep NV (a)	252,718	2,118,872
SBM Offshore NV	160,084	2,094,301
USG People NV	363,220	2,988,166
		9,903,776
Norway - 1.52%
Tomra Systems ASA	1,012,160	3,403,142
Philippines - 0.15%
First Gen Corp. *	1,066,400	333,033
Singapore - 1.00%
Huan Hsin Holdings, Ltd.	3,335,298	495,635
Osim International, Ltd. *	2,955,008	95,058
Venture Corp., Ltd.	521,229	1,638,242
		2,228,935
South Korea - 7.78%
Binggrae Company, Ltd.	49,830	1,167,870
Busan Bank	574,220	1,903,262
Daeduck Electronics Company, Ltd.	448,800	810,312
Daegu Bank	568,020	2,125,394
Halla Climate Control Company, Ltd.	697,300	3,139,479
Intops Company, Ltd.	114,792	1,096,083
People & Telecommunication, Inc.	263,304	1,145,425
Sindo Ricoh Company, Ltd.	78,430	2,535,024
Youngone Corp.	626,660	3,452,421
		17,375,270
Spain - 1.29%
Sol Melia SA	847,190	2,886,525
Sweden - 0.78%
D. Carnegie & Company AB ^ (e)(l)	739,376	0
Niscayah Group AB	2,496,590	1,743,217
		1,743,217
Switzerland - 1.06%
Verwaltungs & Privat Bank AG	36,925	2,356,671
Taiwan - 10.32%
Acbel Polytech, Inc.	5,202,000	1,955,211
D-Link Corp.	3,809,692	2,068,813
Giant Manufacturing Company, Ltd.	1,718,500	3,254,172
KYE System Corp.	3,879,897	2,089,040
Pihsiang Machinery Manufacturing Company, Ltd.	3,118,000	3,761,588
Simplo Technology Company, Ltd.	1,220,960	3,180,461
Ta Chong Bank, Ltd. *	26,083,000	2,484,218
Taiwan Fu Hsing Industrial Company, Ltd.	2,886,000	816,337
Test-Rite International Company, Ltd.	7,905,403	3,438,384
		23,048,224
Thailand - 4.22%
Bank of Ayudhya PCL, Foreign Shares	8,563,100	2,077,783
Bank of Ayudhya PCL, NVDR	2,249,600	544,738
Glow Energy PCL	6,865,525	3,947,558
Total Access Communication PCL	3,445,460	2,859,732
		9,429,811
United Kingdom - 7.32%
Bodycote PLC *	1,187,405	1,992,078
Burberry Group PLC	732,769	2,673,666
Fiberweb PLC	2,767,330	1,202,066
Future PLC	5,499,140	1,295,833
Game Group PLC	1,213,795	2,523,435
Henderson Group PLC	3,683,620	4,166,042
New Star Asset Management Group PLC	2,384,620	63,016
Yell Group PLC	2,764,850	814,819
Yule Catto & Company PLC	2,196,604	1,624,493
		16,355,448
United States - 2.41%
Steiner Leisure, Ltd. *	213,855	5,391,285
TOTAL COMMON STOCKS (Cost $395,427,531)		$184,298,561
RIGHTS - 0.01%
Singapore - 0.00%
Osim International, Ltd. (Expiration Date 03/13/2009)	656,668	0
South Korea - 0.01%
Busan Bank (Expiration Date: 03/06/2009)	125,270	14,705
TOTAL RIGHTS (Cost $0)		$14,705
SHORT TERM INVESTMENTS - 15.00%
Dresdner Bank
0.30% due 03/02/2009	10,000,000	10,000,000
John Hancock Cash Investment Trust, 0.7604% (c)(i)	8,006,435	8,006,435
Paribas Corp.
0.312% due 03/02/2009	10,000,000	10,000,000
Wachovia New York International
0.06% due 03/02/2009	5,495,000	5,495,000
TOTAL SHORT TERM INVESTMENTS (Cost $33,501,435)		$33,501,435
Total Investments (International Small Cap Fund)
(Cost $428,928,966) - 97.54%		$217,814,701
Other Assets in Excess of Liabilities - 2.46%		5,498,568
TOTAL NET ASSETS - 100.00%		$223,313,269
The portfolio had the following five top industry concentrations as of February 28, 2009 (as a percentage of total net assets):
Apparel & Textiles	9.54%
Banking	5.15%
Retail Trade	4.12%
Industrial Machinery	3.93%
Business Services	3.89%

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.77%
Australia - 4.30%
Acrux, Ltd. *	23,000	$6,476
Adelaide Brighton, Ltd.	105,858	115,052
Aditya Birla Minerals, Ltd.	40,783	2,486
Admiralty Resources NL *	399,847	5,472
AED Oil, Ltd. *	34,925	18,252
Aevum, Ltd.	35,500	14,236
AJ Lucas Group, Ltd.	13,180	21,609
Alchemia, Ltd. *	43,512	4,107
Alesco Corp., Ltd.	27,563	16,810
Alkane Resources, Ltd. *	7,000	958
Alliance Resources, Ltd. *	36,000	8,782
Amadeus Energy, Ltd. *	46,767	8,325
Amalgamated Holdings, Ltd.	23,828	67,725
Andean Resources, Ltd. *	79,891	75,753
APN News & Media, Ltd.	61,821	46,257
Aquila Resources, Ltd. *	41,695	59,943
ARB Corp., Ltd.	16,596	29,158
Atlas Iron, Ltd. *	50,850	38,559
Ausdrill, Ltd.	45,446	25,030
Ausenco, Ltd.	19,732	23,633
Austal, Ltd.	37,191	38,381
Austar United Communications, Ltd. * (a)	187,684	96,292
Austereo Group, Ltd.	68,999	53,217
Australian Agricultural Company, Ltd.	57,508	55,511
Australian Infrastructure Fund	128,038	121,114
Australian Pharmaceutical Industries, Ltd.	68,318	19,052
Australian Wealth Management, Ltd.	172,770	80,400
Australian Worldwide Exploration, Ltd. *	165,883	242,337
Automotive Holdings Group, Ltd	11,804	4,879
AVJennings, Ltd.	48,073	7,633
Avoca Resources, Ltd. *	43,450	47,096
AWB, Ltd.	121,834	68,124
Babcock & Brown Wind Partners, Ltd	265,991	150,062
Beach Petroleum, Ltd.	376,689	203,883
Becton Property Group	11,935	577
Bendigo Mining, Ltd. *	178,194	25,476
Biota Holdings, Ltd. *	39,986	11,185
Blackmores, Ltd.	2,247	16,856
Boom Logistics, Ltd.	77,274	22,364
Bradken, Ltd.	47,939	39,042
Brickworks, Ltd.	40,654	260,844
Brockman Resources, Ltd. *	29,655	17,315
Buru Energy, Ltd. *	31,633	3,488
Cabcharge Australia, Ltd.	34,031	118,564
Campbell Brothers, Ltd.	14,075	87,217
Candle Australia, Ltd.	19,623	3,815
Cardno, Ltd. (a)	23,287	44,655
Carnarvon Petroleum, Ltd. *	170,442	30,174
CBH Resources, Ltd. *	158,181	3,804
CEC Group, Ltd. *	8,875	808
Cellestis, Ltd.	15,855	20,044
Centamin Egypt, Ltd. *	205,300	141,950
Ceramic Fuel Cells, Ltd. *	66,430	4,563
Challenger Financial Services Group, Ltd.	129,149	94,940
Charter Hall Group, Ltd	137,391	15,627
Citadel Resource Group, Ltd. *	206,164	18,299
Citigold Corp., Ltd. *	151,498	21,180
Clinuvel Pharmaceuticals, Ltd. *	69,980	9,062
Clough, Ltd.	152,024	39,702
Coal of Africa, Ltd. *	127,044	68,835
Cockatoo Coal, Ltd. *	88,688	16,093
Coeur d'Alene Mines Corp. *	36,607	26,565
Coffey International, Ltd.	16,002	17,121
Comdek, Ltd. *	9,069	1,022
Compass Resources NL *	15,577	1,494
Consolidated Rutile, Ltd.	52,500	9,643
CopperCo, Ltd. *	173,658	5,552
Corporate Express Australia, Ltd.	35,344	65,420
Count Financial, Ltd.	44,540	27,837
Coventry Group, Ltd. *	4,500	2,564
Crane Group, Ltd.	22,520	107,215
Crescent Gold, Ltd. *	120,652	11,842
CuDeco, Ltd. *	25,525	26,782
Customers, Ltd. *	27,207	26,707
David Jones, Ltd.	158,785	234,178
Deep Yellow, Ltd. *	341,154	27,014
Devine, Ltd.	52,621	15,030
Dominion Mining, Ltd.	15,905	50,643
Eastern Star Gas, Ltd. *	169,832	63,173
Emeco Holdings, Ltd.	143,215	26,898
Emitch, Ltd.	50,921	14,018
Energy Developments, Ltd. (a)	43,748	46,042
Energy World Corp., Ltd. *	186,552	29,996
Entertainment Media & Telecoms Corporation, Ltd. *	26,746	3,729
Envestra, Ltd.	260,018	52,791
Extract Resources, Ltd. *	47,541	70,348
Ferraus, Ltd. *	30,170	3,318
FKP Property Group, Ltd.	68,348	15,709
Fleetwood Corp., Ltd.	14,341	37,272
FlexiGroup, Ltd. *	67,000	19,556
Flight Centre, Ltd.	15,759	43,185
Flinders Mines, Ltd. *	272,280	9,627
Forest Enterprises Australia, Ltd.	101,860	13,047
Fox Resources, Ltd. *	49,000	4,272
Funtastic, Ltd. *	33,265	3,266
Futuris Corp., Ltd.	235,162	40,647
Geodynamics, Ltd. *	56,620	37,557
Gindalbie Metals, Ltd. *	112,045	44,460
Giralia Resources NL *	63,474	13,036
Golden West Resources, Ltd. *	15,800	3,221
GrainCorp., Ltd. *	18,063	62,561
Grange Resources Corp., Ltd. *	20,914	4,534
GRD, Ltd.	54,499	8,679
Great Southern Plantations, Ltd.	47,114	2,790
GUD Holdings, Ltd.	13,336	42,471
Gunns, Ltd.	141,755	62,742
GWA International, Ltd.	67,274	91,230
Hastie Group, Ltd.	37,099	27,205
Healthscope, Ltd.	71,070	183,977
Heron Resources, Ltd. *	9,000	734
HFA Holdings, Ltd.	76,943	3,145

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Hills Industries, Ltd.	50,739	$46,414
Horizon Oil, Ltd. *	172,869	15,171
Housewares International, Ltd.	41,416	14,803
IBA Health, Ltd. *	515,137	213,954
IBT Education, Ltd.	94,072	136,513
iiNET, Ltd.	45,707	36,373
Imdex, Ltd.	41,654	7,566
Independence Group NL	25,263	40,312
Indophil Resources NL *	72,190	12,795
Industrea, Ltd.	171,666	11,202
Infomedia, Ltd.	87,333	16,885
Innamincka Petroleum, Ltd. *	35,386	3,909
Intrepid Mines, Ltd. *	121,756	20,355
Invocare, Ltd.	24,152	77,228
IOOF Holdings, Ltd.	26,905	46,986
Iress Market Technology, Ltd.	22,352	74,468
Jabiru Metals, Ltd. *	30,000	1,968
JB Hi-Fi, Ltd.	29,369	196,416
Kagara Zinc, Ltd. *	47,616	11,103
Karoon Gas Australia, Ltd. *	27,971	50,861
Kimberley Metals, Ltd. *	16,629	1,467
Kings Minerals NL *	37,728	2,504
Kingsgate Consolidated, Ltd. * (a)	19,704	60,349
Linc Energy, Ltd. *	94,657	73,981
Lynas Corp, Ltd. *	195,371	18,168
MAC Services Group, Ltd	14,408	7,523
MacArthur Coal, Ltd. (a)	24,217	37,676
Macmahon Holdings, Ltd.	156,391	31,808
Macquarie Communications Infrastructure Group, Ltd.	159,794	83,369
Macquarie Media Group, Ltd.	54,334	18,812
Mantra Resources, Ltd. *	2,000	1,665
Marion Energy, Ltd. *	54,928	11,082
Maxitrans Industries, Ltd.	86,185	12,351
McGuigan Simeon Wines, Ltd. *	35,945	3,661
McPherson's, Ltd.	18,009	4,245
Melbourne IT, Ltd.	26,044	31,079
MEO Australia, Ltd. *	115,196	5,397
Mermaid Marine Australia, Ltd.	51,080	38,619
Metals X, Ltd. *	128,000	6,121
Minara Resources, Ltd.	52,139	11,525
Mincor Resources NL	54,880	21,891
Mineral Deposits, Ltd. *	137,144	60,864
Mineral Resources, Ltd.	31,193	43,854
Mirabela Nickel, Ltd. *	18,896	17,888
Molopo Australia, Ltd. *	35,633	19,863
Moly Mines, Ltd. *	23,306	3,674
Monadelphous Group, Ltd.	26,589	119,965
Mortgage Choice, Ltd.	19,081	10,031
Mosaic Oil NL *	258,008	11,083
Mount Gibson Iron, Ltd. *	151,507	45,025
Murchison Metals, Ltd. *	104,130	37,341
Nexus Energy, Ltd. *	164,231	39,303
Nido Petroleum, Ltd. *	256,103	15,668
Nomad Building Solutions, Ltd.	39,048	6,267
Oakton, Ltd.	15,760	5,849
Otto Energy, Ltd. *	140,395	8,774
Pacific Brands, Ltd.	174,508	24,703
Pan Australian Resources, Ltd. *	538,159	58,284
Pan Pacific Petroleum NL *	67,247	12,428
PaperlinX, Ltd.	149,977	65,241
Peet & Company, Ltd.	47,342	31,684
Peptech, Ltd. *	60,402	34,375
Perilya, Ltd.	22,845	1,766
Perseus Mining, Ltd. *	50,479	19,311
Petsec Energy, Ltd. *	36,147	3,998
Pharmaxis, Ltd. *	50,510	37,004
Photon Group, Ltd.	14,016	9,823
Platinum Australia Ltd *	49,395	18,378
PMP, Ltd.	84,363	16,168
Port Bouvard, Ltd. *	14,000	1,774
Poseidon Nickel, Ltd. *	47,198	8,591
Premier Investments, Ltd.	7,850	17,577
Prime Retirement & Aged Care Property Trust *	44,376	2,242
Prime Television, Ltd.	6,418	2,870
Primelife Corp., Ltd.	66,564	4,806
Programmed Maintenance Services, Ltd.	32,546	41,089
pSivida Corp. *	2,379	1,313
Pure Energy Resources, Ltd. *	29,000	149,474
RCR Tomlinson, Ltd.	22,598	4,726
Realestate.com.au, Ltd. *	2,110	5,241
Reckon, Ltd.	37,302	25,634
Redflex Holdings, Ltd.	29,562	53,007
Resolute Mining, Ltd. *	43,345	17,982
Reverse Corp., Ltd.	22,464	11,572
Ridley Corp., Ltd.	54,131	25,941
Riversdale Mining, Ltd. *	49,088	92,165
Roc Oil Company, Ltd. *	116,744	27,878
SAI Global, Ltd.	32,277	47,329
Salinas Energy, Ltd. *	105,014	6,252
Sally Malay Mining, Ltd.	55,567	34,999
Salmat, Ltd.	25,789	52,424
Sedgman, Ltd.	9,796	2,981
Seek, Ltd.	54,088	89,166
Select Harvests, Ltd.	6,776	13,728
ServCorp, Ltd.	13,939	21,282
Service Stream, Ltd.	53,430	9,667
Seven Network, Ltd. *	45,662	160,098
Sigma Pharmaceuticals, Ltd.	285,561	191,316
Silex Systems, Ltd. *	39,304	87,573
Sino Strategic International, Ltd. *	11,948	4,732
Sirtex Medical, Ltd. *	11,366	16,318
Skilled Group, Ltd.	14,358	12,820
SMS Management & Technology, Ltd.	12,633	16,069
SP Telemedia, Ltd. *	63,587	5,235
Specialty Fashion Group, Ltd.	51,331	7,998
Sphere Investments Ltd *	18,205	3,153
Spotless Group, Ltd.	47,401	47,282
St. Barbara, Ltd. *	137,516	35,221
Straits Resources, Ltd.	61,211	37,159
Strike Resources, Ltd. *	22,520	4,307
STW Communications Group, Ltd.	36,346	10,207

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Sundance Resources, Ltd. *	344,338	$17,444
Sunland Group, Ltd.	74,292	15,810
Super Cheap Auto Group, Ltd.	17,728	27,599
Swick Mining Services, Ltd. *	28,000	4,067
Talent2 International, Ltd.	6,000	1,823
Tamaya Resources, Ltd. * (a)	219,476	1,965
Tap Oil, Ltd. *	40,556	19,998
Tassal Group, Ltd.	32,207	40,750
Technology One, Ltd.	46,859	18,772
Ten Network Holdings, Ltd. (a)	210,484	109,823
Terramin Australia, Ltd. *	14,500	4,025
TFS Corp., Ltd.	53,876	26,481
Thakral Holdings Group, Ltd.	137,513	30,586
The Reject Shop, Ltd.	8,900	58,756
Timbercorp, Ltd.	92,611	7,588
Tower Australia Group, Ltd.	81,481	110,172
Tox Free Solutions, Ltd. *	16,000	12,982
Transfield Services Infrastructure Fund	61,169	32,296
Transfield Services, Ltd.	43,997	50,031
Transpacific Industries Group, Ltd.	2,950	3,396
Troy Resources NL	18,408	14,431
United Minerals Corp. *	26,754	10,742
UXC, Ltd.	55,945	13,795
Village Roadshow, Ltd.	27,228	15,905
Virgin Blue Holdings, Ltd. *	29,257	4,388
Vision Group Holdings, Ltd.	11,758	3,638
Watpac, Ltd. (a)	40,797	21,839
Wattyl, Ltd.	18,165	5,297
WDS, Ltd.	22,634	11,438
Webster, Ltd.	30,574	12,725
Western Areas NL *	36,382	78,443
White Energy Company, Ltd. *	20,704	19,717
Whitehaven Coal, Ltd.	26,881	27,167
WHK Group, Ltd.	56,586	31,870
Wide Bay Australia, Ltd.	5,446	22,867
Windimurra Vanadium, Ltd. *	26,928	2,927
Wotif.com Holdings, Ltd.	34,986	72,999
		9,327,885
Austria - 1.30%
Agrana Beteiligungs AG	1,721	102,692
Andritz AG	14,063	397,229
A-TEC Industries AG *	4,140	28,046
Austrian Airlines AG *	13,651	65,593
BetandWin.com Interactive Entertainment AG *	10,250	256,255
BWT AG	1,398	21,719
Constantia Packaging AG	1,971	45,672
Flughafen Wien AG	3,854	104,588
Frauenthal Holdings AG	2,607	17,974
Intercell AG *	12,816	369,825
Lenzing AG	262	38,947
Mayr-Melnhof Karton AG	5,235	337,718
Oesterreichische Post AG *	13,510	439,045
Palfinger AG (a)	4,482	45,269
RHI AG *	8,790	108,063
Rosenbauer International AG	1,472	43,054
S&T System Integration & Technology Distribution AG *	541	6,450
Schoeller-Bleckmann Oilfield Equipment AG	3,462	94,228
Uniqa Versicherungen AG (a)	14,844	275,805
Warimpex Finanz- und Beteiligungs AG	3,221	4,153
Wolford AG	1,578	15,656
		2,817,981
Belgium - 1.25%
Ackermans & Van Haaren NV	9,778	452,057
Agfa Gevaert NV *	45,979	103,540
Banque Nationale de Belgique	75	212,048
Barco NV	3,889	64,178
Bekaert SA	4,106	199,366
Compagnie d'Entreprises (CFE)	2,678	66,545
Compagnie Immobiliere de Belgique SA	645	10,827
Compagnie Maritime Belge SA	2,799	49,437
Deceuninck NV	4,147	12,008
Devgen *	2,298	10,000
Duvel Moortgat SA	873	35,781
Econocom Group SA	5,040	32,986
Elia System Operator SA/NV	5,491	187,020
Euronav NV	7,637	95,602
EVS Broadcast Equipment SA	1,283	39,799
Exmar NV	4,863	45,865
Image Recognition Integrated Systems	78	3,795
International Brachytherapy SA *	6,399	19,338
Ion Beam Applications SA	4,206	32,578
Kinepolis Group NV	391	7,868
Lotus Bakeries SA	34	11,394
Melexis NV	4,995	26,160
Omega Pharma SA	5,762	153,045
Option NV * (a)	7,907	13,989
Recticel SA	3,266	10,025
Roularta Media Group NV	668	9,251
SA D'Ieteren Trading NV	792	97,020
Sapec SA	305	17,081
Sioen Industries NV	1,985	7,807
Sipef SA	1,700	39,437
Telenet Group Holding NV *	17,068	296,010
Tessenderlo Chemie NV	10,795	316,601
Van De Velde NV	1,407	44,350
		2,722,808
Canada - 6.30%
20-20 Technologies, Inc. *	6,400	6,037
Absolute Software Corp. *	12,800	39,340
Aecon Group, Inc.	13,800	98,711
AGF Management, Ltd.	32,019	201,597
Akita Drilling, Ltd.	2,900	12,651
Alamos Gold, Inc. *	27,052	180,744
Alberta Clipper Energy, Inc. *	19,300	4,475
Alexco Resource Corp. *	5,500	7,566
Allen-Vanguard Corp. *	12,747	1,152
Altius Minerals Corp. *	6,200	30,898
Amerigo Resources, Ltd.	22,400	5,546
Anderson Energy, Ltd. *	20,300	14,521

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Angiotech Pharmaceuticals, Inc. *	28,094	$8,612
Antrim Energy, Inc. *	29,900	10,106
Anvil Mining, Ltd. *	20,649	17,854
Aquiline Resources, Inc. *	15,500	33,505
Argosy Energy, Inc. *	1,723	1,625
Astral Media, Inc.	17,089	333,801
Atrium Innovations, Inc. *	4,200	49,488
ATS Automation Tooling Systems, Inc. *	29,800	81,516
Augusta Resource Corp. *	17,500	12,793
Aurizon Mines, Ltd. *	38,200	147,732
Aurora Energy Resources, Inc. *	10,400	20,601
Axia NetMedia Corp. *	9,200	13,740
Baffinland Iron Mines Corp. *	24,800	4,191
Baja Mining Corp. *	16,100	2,531
Ballard Power Systems, Inc. *	21,400	24,895
Bankers Petroleum, Ltd. *	43,086	47,753
Bellus Health, Inc. *	3,500	812
Bioms Medical Corp. *	21,000	36,810
Bioteq Environment Technologies, Inc. *	11,100	4,537
Birch Mountain Resources, Ltd. *	11,200	44
Birchcliff Energy, Ltd. *	28,124	103,017
BNK Petroleum, Inc. *	12,925	1,519
Boralex, Inc., Class A *	9,100	56,008
Bow Valley Energy, Ltd. *	21,100	8,127
Breaker Energy, Ltd., Class A *	8,800	16,255
Breakwater Resources, Ltd. *	63,300	5,224
Calfrac Well Services, Ltd.	7,700	49,025
Calvalley Petroleums, Inc., Class A *	15,977	14,066
Canaccord Capital, Inc.	9,300	31,580
Canada Bread Company, Ltd.	3,340	103,702
Canadian Hydro Developers, Inc. *	39,880	82,443
Canadian Royalties, Inc. *	24,900	5,480
Canadian Superior Energy, Inc. *	38,300	13,848
Canadian Western Bank	18,334	160,397
Canam Group, Inc., Class A	15,300	57,366
Candax Energy, Inc. *	82,101	8,390
Canfor Corp. *	31,254	137,329
Cangene Corp. *	6,400	30,184
CanWest Global Communications Corp. *	15,050	4,200
Capstone Mining Corp. *	17,200	16,224
Cardiome Pharma Corp. *	18,800	75,070
Carpathian Gold, Inc. *	20,000	3,144
Cascades, Inc.	24,850	50,786
Catalyst Paper Corp. *	121,263	16,204
CCL Industries, Inc., Class B	8,200	137,870
CE Franklin, Ltd. *	2,786	10,950
Celestica, Inc. *	75,600	237,699
Celtic Exploration, Ltd. *	10,700	113,207
Central Sun Mining, Inc. *	11,052	6,689
Certicom Corp. *	4,100	9,604
Chariot Resources, Ltd. *	40,500	4,139
Clarke, Inc.	10,800	19,440
Claude Resources, Inc. *	35,700	22,449
Coalcorp Mining, Inc. *	33,771	4,247
Cogeco Cable, Inc.	5,900	145,761
COM DEV International, Ltd. *	14,900	32,559
Comaplex Minerals Corp. *	5,776	14,756
Compton Petroleum Corp. *	33,118	16,661
Connacher Oil & Gas, Ltd. *	71,923	41,835
Constellation Software, Inc.	2,100	40,029
Corby Distilleries, Ltd.	7,022	79,206
Corridor Resources, Inc. *	24,300	28,078
Corus Entertainment, Inc., Class B	27,513	285,467
Cott Corp. *	20,400	16,356
Crew Energy, Inc. *	18,023	45,759
Crew Gold Corp *	1,862	1,025
Crystallex International Corp. *	43,800	12,394
Dalsa Corp.	6,700	23,172
Delphi Energy Corp. *	30,700	15,444
Denison Mines Corp. *	59,616	63,262
Descartes Systems Group, Inc. *	10,100	23,341
Divestco, Inc. *	2,800	1,211
Dorel Industries, Inc., Class B	10,400	161,698
Dundee Precious Metals, Inc. *	17,200	24,471
DundeeWealth, Inc.	21,542	84,156
Eastern Platinum, Ltd. *	203,624	64,023
Endeavour Silver Corp. *	6,200	7,944
Enghouse Systems, Ltd.	1,100	4,323
Entree Gold, Inc. *	31,600	29,807
Equinox Minerals, Ltd. *	125,209	142,708
Equitable Group, Inc.	4,400	34,586
Etruscan Resources, Inc. *	15,700	5,800
European Goldfields, Ltd. *	47,300	113,770
Evertz Technologies, Ltd.	9,300	86,845
Exco Technologies, Ltd.	7,900	7,576
Exfo Electro Optical Engineering, Inc. *	912	2,903
Fairborne Energy, Ltd. *	21,600	47,710
Farallon Resources, Ltd. *	70,400	9,961
First Nickel, Inc. *	30,500	2,038
Flint Energy Services, Ltd. *	13,600	53,344
FNX Mining Company, Inc. *	25,900	69,219
Forsys Metals Corp. *	15,300	77,691
Forzani Group, Ltd., Class A	9,900	63,577
Fraser Papers, Inc. *	4,800	1,075
Fronteer Development Group, Inc. *	14,100	34,469
Galleon Energy, Inc. *	20,050	42,395
Garda World Security Corp. *	7,700	7,989
Gennum Corp.	9,858	31,770
Gluskin Sheff & Associates, Inc.	2,500	16,703
Golden Star Resources, Ltd. *	99,000	149,411
Grande Cache Coal Corp. *	41,200	19,431
Great Basin Gold, Ltd. *	65,400	89,962
Great Canadian Gaming Corp. *	19,450	46,018
Grey Wolf Exploration, Inc. *	8,500	3,007
Greystar Resources, Ltd. *	4,600	8,823
GSI Group, Inc. *	61,283	58,219
Guyana Goldfields, Inc. *	10,700	24,307
Hanfeng Evergreen, Inc. *	13,500	79,374
Harry Winston Diamond Corp.	18,800	47,584
Heroux-Devtek, Inc. *	6,800	21,273
High River Gold Mines, Ltd. *	94,050	13,307
Highpine Oil & Gas, Ltd. *	21,142	76,777

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Home Capital Group, Inc.	8,700	$115,571
HudBay Minerals, Inc. *	47,312	208,259
Hydrogenics Corp. *	24,000	8,018
Imax Corp. *	1,500	6,025
Imperial Metals Corp. *	6,500	11,905
Intermap Technologies Corp., Class A *	7,800	10,729
International Forest Products, Ltd., Class A *	10,250	10,635
International Royalty Corp.	24,000	39,994
Intertape Polymer Group, Inc. *	9,300	3,874
Iteration Energy, Ltd. *	57,560	36,196
Ivanhoe Energy, Inc. *	51,200	28,574
Jinshan Gold Mines, Inc. *	34,900	16,185
Kaboose, Inc. *	44,000	14,007
Kimber Resources, Inc. *	1,750	880
Kingsway Financial Services, Inc.	19,200	33,957
Kirkland Lake Gold, Inc. *	14,900	62,659
Labopharm, Inc. *	12,200	11,891
Lake Shore Gold, Corp. * (a)	50,500	53,191
Laramide Resources, Ltd. *	11,900	13,563
Laurentian Bank of Canada	9,000	225,601
Le Chateau, Inc.	4,700	26,600
Leon's Furniture, Ltd.	16,274	111,291
Linamar Corp.	39,306	103,193
MacDonald Dettwiler & Associates, Ltd. *	10,200	163,800
Mahalo Energy, Ltd. *	12,900	710
Major Drilling Group International	6,900	70,454
Maple Leaf Foods, Inc.	22,100	140,188
March Networks Corp. *	7,500	10,435
Martinrea International, Inc. *	21,300	39,345
Maxim Power Corp. *	10,800	20,374
MDS, Inc. *	23,168	152,972
Mega Brands, Inc. *	14,500	7,180
Mega Uranium, Ltd. *	26,600	21,536
Methanex Corp.	32,300	237,388
Migao Corp. *	9,400	45,145
Miranda Technologies, Inc. *	4,000	16,475
Mosaid Technologies, Inc.	4,400	35,796
Neo Material Technologies, Inc. *	15,700	15,056
Norbord, Inc.	26,000	12,740
North American Palladium, Ltd. *	12,650	18,694
Northgate Minerals Corp. *	99,695	119,897
Nova Chemicals Corp.	29,069	160,631
NuVista Energy, Ltd. *	23,597	103,684
Oncolytics Biotech, Inc. *	10,923	14,339
Orvana Minerals, Corp. *	48,020	28,309
Paladin Labs, Inc. *	3,300	32,424
Pan American Silver Corp. *	12,600	183,820
Paramount Resources, Ltd. *	12,700	62,092
Pason Systems, Inc.	18,300	146,291
Patheon, Inc. *	21,400	35,661
Pelangio Exploration, Inc. *	14,200	1,116
Petaquilla Minerals Company, Ltd. *	30,600	9,621
Petrolifera Petroleum, Ltd. *	7,550	7,478
Platinum Group Metals, Ltd. *	11,200	13,206
Points International, Ltd. *	16,500	5,642
Polymet Mining Corp. *	35,100	23,176
Progress Energy Resources Corp. *	14,100	99,638
ProspEx Resources, Ltd. *	8,365	2,499
Pulse Data, Inc.	15,318	15,532
QLT, Inc. *	24,600	43,314
Quadra Mining, Ltd. *	19,900	55,373
Quebecor World, Inc. *	21,545	423
Quebecor, Inc.	14,800	219,522
Quest Capital Corp.	50,300	43,492
Reitman's Canada, Ltd., Class A	15,317	117,990
Resin Systems, Inc. *	36,820	4,486
Resverlogix Corp. *	5,300	13,706
Richelieu Hardware, Ltd.	5,700	78,542
Rock Energy, Inc. *	8,373	4,410
RONA, Inc. *	37,896	350,900
Rubicon Minerals Corp. *	21,100	28,361
Russel Metals, Inc.	19,915	179,708
Samuel Manu-Tech, Inc.	3,200	13,859
Savanna Energy Services Corp.	22,400	92,086
Sceptre Investment Counsel, Ltd.	7,600	23,836
Scorpio Mining Corp. *	22,600	5,418
Semafo, Inc. *	42,000	58,434
ShawCor, Ltd., Class A	15,000	215,768
Shore Gold, Inc. *	64,900	16,835
Sierra Wireless, Inc. *	9,350	36,747
Silver Standard Resources, Inc. *	16,400	249,442
Silvercorp Metals, Inc. *	38,694	85,770
Softchoice Corp.	2,000	2,751
Stantec, Inc. *	12,500	200,931
Starfield Resources, Inc. *	52,500	7,428
Stella-Jones, Inc.	2,100	23,093
Storm Cat Energy Corp. *	2,400	75
Storm Exploration, Inc. *	9,200	72,894
Stornoway Diamond Corp. *	44,100	3,813
SunOpta, Inc. *	17,900	20,261
Suramina Resources, Inc. *	4,000	692
SXC Health Solutions Corp. *	4,200	81,379
Tanzanian Royalty Exploration Corp. *	17,900	73,868
Taseko Mines, Ltd. *	39,900	34,499
Teal Exploration & Mining, Inc. *	4,000	9,275
Tembec, Inc. *	7,330	4,840
The Churchill Corp. *	2,800	14,944
Theratechnologies, Inc. *	12,198	14,957
Thompson Creek Metals Company, Inc. *	32,300	99,525
Timminco, Ltd. *	12,400	32,067
TLC Vision Corp. *	13,700	1,508
Toromont Industries, Ltd.	19,900	320,509
Torstar Corp., Class B	19,400	77,923
Transat A.T., Inc., Class A	2,100	14,031
Transcontinental, Inc., Class A	24,200	141,715
Transglobe Energy Corp. *	16,600	43,973
Transition Therapeutics, Inc. *	4,900	18,603
Treasury Metals, Inc. *	3,131	332
Trican Well Service, Ltd.	18,100	98,880
Trinidad Drilling, Ltd.	19,200	38,937
Tristar Oil & Gas, Ltd. *	33,907	258,527
Tundra Semiconductor Corp. *	2,300	4,845

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Turnkey E&P, Inc. *	1,100	$35
Uex Corp. *	35,200	22,688
Uni-Select, Inc.	4,200	74,281
Uranium One, Inc. *	138,200	209,657
Uranium Participation Corp. *	19,758	93,960
Ur-Energy, Inc. *	10,200	5,610
Vecima Networks, Inc. *	5,621	20,324
Vector Aerospace Corp. *	2,100	5,942
Verenex Energy, Inc. *	8,500	63,740
Vero Energy, Inc. *	6,700	16,853
Vitran Corp., Inc. *	300	943
Wesdome Gold Mines, Ltd. *	17,100	19,624
West Energy, Ltd. *	23,625	35,283
West Fraser Timber Company, Ltd.	12,100	259,082
Western Canadian Coal Corp. *	25,500	9,721
Western Financial Group, Inc.	10,800	12,564
Westport Innovations, Inc. *	3,500	14,306
Wi-LAN, Inc. *	27,400	31,660
Winpak, Ltd.	9,900	51,049
Xceed Mortgage Corp. *	1,800	920
Xtreme Coil Drilling Corp. *	6,548	6,948
Yukon-Nevada Gold Corp. *	47,100	2,221
Zarlink Semiconductor, Inc. *	33,700	6,622
ZCL Composites, Inc.	5,200	19,006
		13,689,104
Denmark - 0.66%
Alm. Brand Skadesforsikring A/S *	3,700	45,013
Amagerbanken A/S	3,400	14,961
Ambu A/S	800	11,754
Auriga Industries	5,800	89,059
Bang & Olufsen AS, Series B	2,100	28,052
Bavarian Nordic A/S *	1,260	27,039
BoConcept Holding A/S	75	924
Bonusbanken A/S	7,500	456
Brodrene Hartmann A/S *	900	11,692
Brondbyernes IF Fodbold A/S *	1,244	6,546
Capinordic A/S *	9,300	3,778
Dalhoff Larsen & Horneman A/S, Series B	2,500	6,858
Dantherm A/S	800	3,921
Det Ostasiatiske Kompagni AS	4,950	143,199
DFDS A/S	745	46,787
DiBa Bank A/S	550	4,934
Fionia Bank A/S	1,250	6,600
Fluegger A/S, Series B	300	13,497
Greentech Energy Systems A/S * (a)	13,500	45,638
Gronlandsbanken	20	1,001
H&H International A/S	280	12,476
Harboes Bryggeri A/S	1,900	34,093
IC Companys A/S	3,450	30,664
Jeudan A/S	650	48,075
Maconomy Corp. *	1,500	1,396
NeuroSearch A/S *	4,338	59,102
Nordjyske Bank A/S	1,190	19,403
Ostjydsk Bank A/S	190	10,034
Parken Sport & Entertainment A/S *	610	48,433
PER Aarsleff A/S	600	41,318
Pharmexa A/S *	10,600	1,190
Ringkjoebing Landbobank A/S *	1,455	87,385
Roskilde Bank A/S * (e)(l)	495	0
Royal Unibrew A/S	1,200	14,226
Sanistal A/S, Series B	250	3,816
Satair A/S	1,000	18,641
Schouw & Company A/S, Series B	4,900	64,582
SimCorp A/S	1,630	160,990
Sjaelso Gruppen A/S	5,500	14,317
Solar Holdings A/S	900	25,086
Spar Nord Bank A/S	16,850	122,414
Sparbank Vest A/S	275	2,756
Thrane & Thrane A/S	800	20,978
TK Development A/S *	12,600	37,272
TopoTarget A/S *	15,000	8,271
Vestjysk Bank A/S	3,600	34,611
		1,433,238
Finland - 3.07%
Ahlstrom OYJ	995	8,508
Aldata Solution Oyj *	13,900	5,791
Alma Media Oyj (a)	19,550	133,423
Amer Sports Oyj, A Shares (a)	41,993	293,101
Aspo Oyj	4,950	28,348
Atria PLC	4,565	46,249
BasWare Oyj	299	2,827
Cargotec Corp. Oyj, B Shares	13,212	122,028
Comptel PLC	33,552	27,500
Cramo Oyj, Series B	5,674	38,915
Digia PLC	2,622	5,040
Elcoteq SE, A Shares *	5,952	8,701
Elektrobit Corp.	9,773	4,820
Elisa Oyj, Class A	47,520	608,127
Etteplan Oyj	276	1,062
Finnair Oyj	21,089	113,730
Finnlines Oyj	6,400	47,707
Fiskars Corp.	11,491	97,158
F-Secure Oyj	27,788	76,836
HK Ruokatalo Oyj, Series A	6,090	32,599
Huhtamaki Oyj	45,417	332,105
Ilkka-Yhtyma Oyj	1,073	10,192
KCI Konecranes Oyj	51,234	829,746
Kemira Oyj (a)	22,162	135,325
Kesko Oyj	22,802	486,546
Lannen Tehtaat Oyj	1,246	20,471
Lassila & Tikanoja Oyj	9,284	125,857
Lemminkainen Oyj	2,350	48,404
Metra Oyj, B Shares	2,758	63,086
M-real Oyj, Series B	51,438	19,408
Olvi Oyj, Series A	2,000	37,894
Oriola-KD Oyj	22,667	53,849
Orion Oyj, Series A	11,644	179,605
Orion Oyj, Series B	32,114	497,679
Outotec Oyj	10,773	160,223
PKC Group Oyj	5,756	26,711
Pohjola Bank PLC	48,782	344,961
Ponsse Oyj	2,415	12,052

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Poyry Oyj	11,221	$127,622
Raisio Oyj	33,851	68,416
Ramirent Oyj	21,264	88,300
Rapala VMC Oyj	617	2,968
Ruukki Group Oyj	65,126	106,282
Sanoma WSOY Oyj	25,421	281,313
Scanfil Oyj	3,082	7,780
Stockmann Oyj Abp, Series A	1,949	29,441
Stockmann Oyj Abp, Series B (a)	9,139	123,470
Talentum oyj	2,462	5,416
Tecnomen Oyj	21,184	23,537
Teleste Oyj	1,377	6,666
TietoEnator Oyj	13,965	174,140
Uponor Oyj	16,275	164,077
Vacon Oyj	2,844	70,990
Vaisala Oyj, Series A	2,677	76,663
YIT Oyj	38,286	229,514
		6,673,179
France - 5.47%
Ales Groupe SA	1,081	12,023
Alten SA *	4,916	66,645
Altran Technologies SA *	34,473	87,006
April Group SA	4,250	112,823
Archos SA *	1,721	5,103
Arkema	22,415	298,792
Assystem SA	4,109	22,796
Atos Origin SA	24,754	595,759
Audika SA	1,625	32,882
Avanquest Software SA *	1,218	2,198
Bacou Dalloz SA	2,289	104,030
Beneteau SA	11,605	81,228
BioMerieux SA	158	11,939
Boiron SA	1,874	54,052
Bonduelle SCA	961	64,061
Bongrain SA	2,450	123,583
Bourbon SA (a)	12,559	359,773
Bull SA *	11,140	20,057
Canal Plus SA	16,823	90,834
Carbone Lorraine SA	4,539	89,626
Cegedim SA	323	13,256
Cegid SA	1,808	14,526
Club Mediterranee SA *	3,915	51,958
Compagnie Plastic Omnium SA	3,169	20,602
Delachaux SA	2,118	112,000
EDF Energies Nouvelles, SA	4,742	163,516
Electricite de Strasbourg SA	1,094	118,794
Esso SAF	925	86,832
Etablissements Maurel et Prom SA	29,973	305,897
Etam Developpement SA	1,728	14,201
Euler Hermes SA	5,035	136,401
Euro Disney SCA *	5,771	19,943
Exel Industries SA	185	4,994
Faurecia SA *	2,085	23,282
Financiere Marc de Lacharriere SA (Fimalac)	3,983	143,238
Fleury Michon SA	344	11,510
Gaumont SA	589	30,905
Gemalto NV *	23,917	601,899
GFI Informatique SA	23,839	65,869
GIFI	620	26,214
GL Events SA	2,064	25,617
Groupe Crit SA	1,884	20,210
Groupe Open SA	2,447	12,019
Groupe Steria SA	7,290	80,988
Guerbet SA	558	80,752
Guyenne & Gascogne SA	1,677	119,497
Havas SA	124,802	210,093
Imerys SA	7,523	249,771
Infogrames Entertainment SA *	7,969	25,991
Ingenico SA (a)	11,885	191,086
Ipsos SA	7,062	148,216
Kaufman & Broad SA	1,176	8,665
Korian	2,594	54,958
Lafuma SA *	424	3,084
Laurent-Perrier SA	1,018	53,800
Lectra SA *	6,134	17,103
Lisi SA	1,002	33,295
LVL Medical Groupe SA *	3,125	36,478
M6-Metropole Television	19,397	252,611
Maisons France Confort SA	709	11,621
Manitou BF SA	4,367	30,853
Manutan SA	1,304	42,778
Marseill Tunnel Prado-Carena	219	5,529
Montupet SA	553	1,495
Mr. Bricolage SA	1,756	21,918
Naturex	382	9,716
Neopost SA	9,602	696,788
Nexans SA	10,959	420,532
Nexity SA	7,635	135,136
Norbert Dentressangle SA	1,107	33,347
NRJ Group (a)	8,402	51,763
Orco Property Group SA (a)	1,119	4,915
Orpea SA *	5,255	173,328
Parrot SA *	1,593	8,610
Penauille Polyservices SA	35,222	66,193
Pierre & Vacances SA *	1,327	69,597
Pinguely-Haulotte SA	2,723	10,170
Radiall SA	349	16,751
Rallye SA	5,515	81,247
Remy Cointreau SA	7,741	174,903
Rexel SA	34,707	191,445
Rhodia SA	29,344	100,425
Robertet SA	258	23,772
Rubis SA	3,164	171,484
Saft Groupe SA *	3,605	82,176
Samse SA	317	18,424
SEB SA	8,823	205,632
Sechilienne-Sidec SA	5,039	161,651
Silicon-On-Insulator Technologies SA *	28,888	76,472
Societe BIC SA	8,630	420,613
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA	93	60,589
Societe Industrielle D'Aviations Latecoere SA *	552	3,135

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
France (continued)
Somfy SA	554	$72,226
Sopra Group SA	2,126	76,217
Spir Communication SA	493	7,653
SR Teleperformance SA	16,280	447,702
Stallergenes SA	2,320	100,991
Stef-TFE Group	3,091	113,329
Sucriere de Pithiviers-Le-Vieil SA	73	42,209
Synergie SA	1,224	13,322
Tessi SA	206	6,509
Theolia SA * (a)	7,086	12,242
Toupargel-Agrigel SA	936	15,296
Trigano SA *	2,853	17,203
UbiSoft Entertainment SA *	21,364	318,000
Union Financiere de France Banque SA	725	19,195
Valeo SA	28,318	350,666
Viel & Compagnie SA	9,385	25,155
Vilmorin & Compagnie SA	1,096	105,715
Virbac SA	1,389	99,052
VM Materiaux SA	579	22,286
Vranken-Pommery Monopole Group SA	721	17,460
Wendel	6,049	150,671
Zodiac SA (a)	14,831	446,939
		11,888,327
Germany - 5.43%
Aareal Bank AG	17,993	87,377
Adlink Internet Media AG *	4,151	16,170
ADVA AG Optical Networking *	10,567	12,539
Aixtron AG	24,075	96,930
Amadeus Fire AG	724	6,741
Augusta Technologie AG *	2,266	20,465
Baader Wertpapierhandelsbank AG	12,358	26,894
Balda AG *	3,189	2,330
Bauer AG	3,054	87,175
Beate Uhse AG *	8,223	4,972
Bechtle AG	3,518	55,197
Bertrandt AG	519	9,072
Bilfinger Berger AG	12,680	435,959
Biotest AG	1,095	48,031
Boewe Systec AG	1,342	8,573
Borussia Dortmund GMBH & Company KGAA *	20,750	24,886
Carl Zeiss Meditec AG	11,704	161,915
Cenit AG	2,140	7,547
Centrotec Sustainable AG *	2,162	23,162
Cewe Color Holding AG	1,320	21,302
Comdirect Bank AG	13,528	83,211
Conergy AG *	21,120	15,176
CropEnergies AG *	4,847	15,928
CTS Eventim AG	2,979	80,499
Curanum AG	4,385	16,560
D Logistics AG *	17,468	21,149
DAB Bank AG	4,358	12,528
Data Modul AG	850	7,960
Demag Cranes AG (a)	6,123	118,150
Deutsche Wohnen AG *	5,958	64,169
Deutz AG	22,110	52,963
Douglas Holding AG (a)	11,354	399,947
Drillisch AG	6,749	8,304
Duerr AG	2,766	28,907
DVB Bank AG	110	3,587
Elexis AG	1,550	13,715
ElringKlinger AG	6,772	65,505
EM. Sport Media AG *	17,451	51,541
Escada AG *	2,739	10,243
Evotec AG *	32,378	22,678
Fielmann AG	3,660	212,811
Freenet AG *	25,735	110,376
Fuchs Petrolub AG	1,810	59,564
Gerresheimer AG	9,824	206,006
Gerry Weber International AG	3,544	79,478
Gesco AG	829	35,722
GFK AG	5,709	122,336
GFT Technologies AG *	9,511	15,133
Gildemeister AG	10,914	62,602
GPC Biotech AG *	5,604	7,050
Grammer AG	1,905	6,604
Grenkeleasing AG	4,802	130,129
Hawesko Holding AG	1,432	30,052
Heidelberger Druckmaschinen AG (a)	24,136	98,824
IDS Scheer AG	3,889	30,006
Indus Holding AG	3,773	42,069
Integralis AG *	30	95
Interseroh AG	1,177	51,800
Intershop Communications AG *	2,654	4,577
IVG Immobilien AG (a)	28,216	142,333
IWKA AG	6,306	77,770
Jenoptik AG *	20,577	89,495
KIZOO AG	2,445	14,838
Kloeckner & Company SE	14,733	166,425
Kontron AG	15,170	121,904
Krones AG	5,868	210,457
KSB AG	139	51,170
KWS Saat AG	1,690	221,401
Lanxess AG	29,533	438,042
Leoni AG	10,178	92,000
Loewe AG	2,108	18,637
Manz Automation AG *	538	17,785
MasterFlex AG	1,234	9,129
Mediclin AG *	8,648	28,376
Medigene AG *	11,954	59,919
Medion AG	7,729	52,861
MLP AG (a)	18,256	150,111
Mologen AG *	1,346	10,560
Morphosys AG *	4,608	84,138
MTU Aero Engines Holding AG	15,911	409,406
Muehlbauer Holding AG & Co KGaA	712	12,843
MVV Energie AG	7,580	298,738
Nemetschek AG	1,760	15,677
Norddeutsche Affinerie AG (a)	14,330	356,606
Nordex AG *	8,560	82,756
OHB Technology AG	2,846	24,946
P&I Personal & Informatik AG	20	248
Pfeiffer Vacuum Technology AG	2,709	131,025

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Pfleiderer AG	15,830	$65,905
Plambeck Neue Energien AG *	8,720	19,857
Praktiker Bau- und Heimwerkermaerkte AG	19,355	101,424
Premiere AG * (a)	32,757	78,903
PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie *	867	4,807
PVA TePla AG *	1,400	4,527
QSC AG *	22,823	26,745
R. Stahl AG	1,092	17,744
Rational AG	984	76,205
REpower Systems AG * (a)	2,414	249,793
Rheinmetall AG	12,273	399,332
Rhoen-Klinikum AG	23,525	439,730
Roth & Rau AG *	692	10,119
Sartorius AG	997	13,881
Schlott Gruppe AG *	1,862	19,976
SGL Carbon AG *	14,429	318,989
SHB Stuttgarter Finanz & Beteiligungs AG	951	18,697
Singulus Technologies AG *	9,728	25,578
Sixt AG	2,811	30,418
Software AG	6,176	386,569
Solar Millennium AG *	2,631	23,981
Solon AG Fuer Solartechnik AG * (a)	2,111	18,180
Stada Arzneimittel AG	18,286	305,857
Stratec Biomedical Systems AG	1,403	19,136
Suedzucker AG	3,764	64,771
Suess MicroTec AG *	4,728	6,945
Symrise AG	29,014	265,444
Takkt AG	6,384	53,990
Technotrans AG	258	1,039
Tognum AG *	11,664	117,542
TUI AG (a)	58,505	324,552
Versatel AG *	5,197	44,878
Vivacon AG	3,362	8,740
Vossloh AG	7,123	665,979
Wacker Construction Equipment AG	1,409	9,414
Washtec AG *	1,640	10,985
Wincor Nixdorf AG	10,229	431,961
Wire Card AG *	25,176	146,913
Wuerttembergische Lebensversicherung AG	1,339	27,732
		11,802,025
Greece - 1.32%
Agricultural Bank of Greece SA	63,737	80,265
Alapis Holding Industrial & Commercial SA	230,470	174,092
Alfa-Beta Vassilopoulos SA	1,130	38,581
Anek Lines SA	43,170	40,860
Aspis Bank SA	10,270	8,909
Astir Palace Hotel SA *	6,080	20,890
Athens Medical Center SA	8,110	12,271
Athens Stock Exchange SA	21,844	110,522
Athens Water Supply and Sewage Company SA	12,066	83,621
Autohellas SA	8,930	12,867
Bank of Attica SA	5,492	14,546
Bank of Greece SA	5,268	242,430
Biossol SA *	37,279	8,417
Commercial Bank of Greece SA *	8,531	49,886
Diagnostic & Therapeutic Center of Athens Hygeia SA	20,827	43,651
Duty Free Shops SA	2,936	13,427
Euromedica SA	1,362	8,148
Forthnet SA *	14,320	13,678
Fourlis SA	13,622	91,278
Frigoglass SA	7,974	28,258
GEK Group of Companies SA	16,069	64,553
Geniki Bank SA *	13,528	18,180
Greek Postal Savings Bank SA	29,589	140,076
Halcor SA	19,210	18,047
Hellenic Technodomiki Tev SA	47,275	228,334
Heracles General Cement SA	5,225	37,065
Iaso SA	13,290	62,866
Inform P Lykos SA	6,596	11,541
Intracom Holdings SA *	28,550	20,422
Intracom SA Technical & Steel Constructions SA	42,136	23,825
J&P-Avax SA	12,040	26,532
Lambrakis Press SA	14,105	34,493
Lavipharm SA *	12,350	12,269
Loulis Mills SA *	9,563	19,709
Maritime Company of Lesvos SA *	26,037	15,844
Metka SA	8,876	64,180
Michaniki SA	17,800	25,021
Motodynamic SA	321	711
Motor Oil Hellas Corinth Refineries SA	14,010	125,163
Mytilineos Holdings SA	29,457	123,286
Nireus Aquaculture SA	11,075	7,092
Piraeus Port Authority SA	2,275	28,186
Proton Bank SA	16,640	10,484
S&B Industrial Minerals SA	3,540	22,792
Sarantis SA	3,820	16,596
Sfakianakis SA	3,897	5,647
Sidenor Steel Products Manufacturing Company SA	17,717	62,214
Singularlogic SA *	10,414	20,951
Teletypos SA Mega Channel	8,637	48,081
Thessaloniki Port Authority SA	488	5,598
Titan Cement Company SA	19,512	343,698
Viohalco SA	32,346	136,744
		2,876,797
Hong Kong - 1.87%
Alco Holdings, Ltd.	94,000	14,991
Allied Group, Ltd.	34,000	53,529
Allied Properties HK, Ltd.	1,064,000	89,101
Asia Financial Holdings, Ltd.	98,000	26,265
Asia Satellite Telecom Holdings Company, Ltd.	300,720	302,455
Asia Standard Hotel Group, Ltd.	3,655,368	15,316
Asia Standard International Group, Ltd.	2,458,427	19,739
Asian Union New Media Group, Ltd. *	2,550,000	12,946
Associated International Hotels *	52,000	95,689
Burwill Holdings, Ltd. *	1,114,400	22,044
C C Land Holdings, Ltd.	297,000	51,221
C Y Foundation Group, Ltd. *	605,000	6,943

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Capital Estate, Ltd. *	3,465,000	$10,634
Capital Strategic Investment, Ltd.	880,000	10,439
Century City International Holdings, Ltd.	349,600	12,890
Champion Technology Holdings, Ltd.	327,597	10,242
Chen Hsong Holdings, Ltd.	74,000	13,077
Chevalier International Holdings, Ltd.	32,000	13,171
China Infrastructure Investment, Ltd. *	790,000	13,854
China Metal International Holdings, Inc.	108,000	7,896
China Renji Medical Group, Ltd. *	3,286,000	12,913
China Sci-Tech Holdings, Ltd. *	1,096,000	4,288
China Seven Star Shopping, Ltd. *	850,000	5,486
China Solar Energy Holdings, Ltd. *	540,000	4,130
China Timber Resources Group, Ltd.	2,100,000	17,505
China Yunnan Tin Minerals Group Company, Ltd. *	772,000	13,462
China Zenith Chemical Group, Ltd. *	350,000	8,028
China Zirconium, Ltd.	23,600	9,541
Chinese People Gas Holdings Company, Ltd. *	654,000	12,397
Chong Hing Bank, Ltd.	43,000	44,570
Chow Sang Sang Holdings, Ltd.	108,000	58,096
Chuang's China Investments, Ltd.	271,000	5,572
Chuang's Consortium International, Ltd.	156,000	5,953
Clear Media, Ltd. *	37,000	7,218
Coastal Greenland, Ltd. *	240,000	8,267
COL Capital, Ltd.	28,000	1,689
Coslight Technology International Group, Ltd.	52,000	22,767
Cross-Harbour Holdings, Ltd.	32,000	24,551
Daphne International Holdings, Ltd.	256,000	40,958
Dickson Concepts International, Ltd.	37,000	9,701
EganaGoldpfeil Holdings, Ltd. * (e)	131,750	0
Emperor Capital Group, Ltd. *	33,600	940
Emperor Entertainment Hotel, Ltd.	165,000	7,199
Emperor International Holdings, Ltd.	330,000	22,772
eSun Holdings, Ltd. *	195,000	31,954
Far East Consortium International, Ltd.	330,750	31,187
First Natural Foods Holdings, Ltd.	375,000	14,265
First Sign International Holdings, Ltd. *	200,000	41,089
Fong's Industries Company, Ltd.	66,000	10,638
Fubon Bank, Ltd.	110,000	25,821
Genesis Energy Holdings, Ltd. *	980,000	41,537
Get Nice Holdings, Ltd.	488,000	13,466
Giordano International, Ltd.	1,113,708	259,069
Global Green Tech Group, Ltd. *	204,000	6,867
Glorious Sun Enterprises, Ltd.	88,000	20,784
Golden Resorts Group, Ltd.	500,000	6,344
Hang Fung Gold Technology, Ltd. (e)	310,000	0
Hanny Holdings, Ltd. *	14,880	864
Harbour Centre Development, Ltd.	25,000	19,986
Heng Tai Consumables Group, Ltd. *	325,000	19,229
Hi Sun Technology China, Ltd. *	375,000	28,241
HKR International, Ltd.	257,600	50,878
Hon Kwok Land Investment Company, Ltd.	104,000	15,661
Hongkong Chinese, Ltd.	402,300	31,181
Hung Hing Printing Group, Ltd.	134,216	17,019
Hutchison Harbour Ring, Ltd.	1,420,000	107,466
I.T., Ltd.	242,000	12,313
i-Cable Communications, Ltd.	179,000	13,156
Imagi International Holdings, Ltd. *	140,000	6,138
Integrated Distribution Services Group, Ltd.	55,000	62,064
Interchina Holdings Company *	3,585,000	15,717
International Luk Fook Holdings, Ltd.	62,000	14,245
ITC Corp., Ltd.	678,559	6,674
Jinhui Holdings, Ltd.	42,000	5,600
K Wah International Holdings, Ltd.	367,227	43,466
Kantone Holdings, Ltd.	759,105	16,934
Karl Thomson Holdings, Ltd. *	92,000	4,693
Keck Seng Investments, Ltd.	61,000	16,752
Lai Sun Development Company, Ltd. *	2,414,000	32,744
Lai Sun Garment International, Ltd. *	609,000	18,610
Lee & Man Paper Manufacturing, Ltd.	113,600	53,477
Lippo, Ltd.	31,250	4,005
Liu Chong Hing Investment, Ltd.	74,000	29,066
Luks Group Vietnam Holdings Company, Ltd.	76,000	20,772
Lung Kee Holdings, Ltd.	76,000	21,050
Macau Success, Ltd. *	276,000	17,198
Magnificent Estates, Ltd.	1,130,000	12,010
Matsunichi Communication Holdings, Ltd. *	145,000	61,212
Media Chinese International, Ltd.	30,000	4,810
Melco International Development	210,000	65,409
Midland Holdings, Ltd.	132,000	34,960
Miramar Hotel & Investment Company, Ltd.	8,000	5,348
Nam Tai Electronic & Electrical Products, Ltd.	181,000	33,137
Natural Beauty Bio-Technology, Ltd.	280,000	41,930
Next Media, Ltd.	150,000	16,487
Norstar Founders Group, Ltd.	168,000	15,814
Oriental Press Group, Ltd.	202,000	17,331
Oriental Watch Holdings, Ltd.	128,000	13,873
Pacific Andes International Holdings, Ltd.	302,611	24,175
Pacific Century Premium Developments, Ltd. *	440,000	84,074
Paliburg Holdings, Ltd.	133,380	16,416
Peace Mark Holdings, Ltd. * (e)	180,000	0
Pico Far East Holdings, Ltd.	200,000	11,962
Playmates Holdings, Ltd.	38,400	4,506
Public Financial Holdings, Ltd.	126,000	34,683
PYI Corp., Ltd. *	358,801	15,561
Regal Hotels International Holdings, Ltd.	157,200	34,387
Road King Infrastructure, Ltd.	78,000	27,863
Sa Sa International Holdings, Ltd.	112,000	31,154
SEA Holdings, Ltd.	52,000	15,757
Shanghai Zendai Property, Ltd. *	525,000	8,903
Shaw Brothers Hong Kong, Ltd.	38,000	64,679
Shell Electric Manufacturing Company, Ltd.	102,000	28,552
Shui On Construction & Materials, Ltd.	48,000	35,438
Singamas Container Holdings, Ltd.	60,000	5,880
Sino-I Technology, Ltd. *	2,940,000	17,224
Skyfame Realty Holdings, Ltd. *	216,000	8,048
Smartone Telecommunications Holdings, Ltd.	82,000	47,501
Solomon Systech International, Ltd.	1,110,000	23,021
Superb Summit International Timber Company, Ltd. *	5,630,000	49,896
Symphony Holdings, Ltd.	296,000	7,450
Tack Fat Group International, Ltd. * (e)	200,000	0

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
TAI Cheung Holdings, Ltd.	143,000	$41,964
Tai Fook Securities Group, Ltd.	99,120	15,800
TAK Sing Alliance Holdings, Ltd.	94,000	4,783
Tan Chong International, Ltd.	63,000	5,524
TCC International Holdings, Ltd. *	105,444	22,644
Techtronic Industries Company, Ltd.	291,500	104,615
Texwinca Holdings, Ltd.	423,961	185,485
Titan Petrochemicals Group, Ltd. *	600,000	7,875
Tongda Group Holdings, Ltd.	740,000	6,344
Top Form International, Ltd.	226,000	6,216
Truly International Holdings, Ltd.	46,000	22,301
Upbest Group, Ltd.	158,000	13,663
USI Holding Corp.	72,000	9,356
Varitronix International, Ltd.	68,000	16,088
Vedan International Holdings, Ltd.	220,000	10,634
Victory City International Holdings, Ltd.	207,753	10,318
Vitasoy International Holdings, Ltd.	196,000	85,587
VST Holdings Company, Ltd. *	182,000	13,120
Wai Kee Holdings, Ltd.	130,000	10,422
Wing On Company International, Ltd.	51,000	44,643
Wonson International Holdings, Ltd. *	2,300,000	5,899
Xinyi Glass Holdings Company, Ltd.	228,000	77,159
Yanion International Holdings, Ltd. *	520,000	10,234
Yau Lee Holdings, Ltd.	88,000	9,055
Yip's Chemical Holdings, Ltd.	112,000	30,390
Yugang International, Ltd.	1,366,000	8,863
		4,057,098
Ireland - 0.96%
AER Lingus Group PLC *	92,859	93,303
Aryzta AG *	9,086	203,374
C&C Group PLC - London Exchange	111,362	130,756
DCC PLC	29,401	399,420
DCC PLC	2,800	37,940
Dragon Oil PLC *	34,938	72,376
Dragon Oil PLC *	51,099	107,845
FBD Holdings PLC - London Exchange	5,526	34,872
FBD Holdings PLC	3,299	31,773
Fyffes PLC	106,403	23,547
Glanbia PLC	43,143	104,344
Greencore Group PLC	45,227	42,258
IFG Group PLC	17,394	9,244
Independent News & Media PLC - London Exchange	157,817	28,354
Independent News & Media PLC	42,581	8,097
Irish Continental Group PLC *	5,829	110,980
Irish Life & Permanent PLC - London Exchange	93,432	88,593
Kenmare Resources PLC *	114,460	12,144
Kingspan Group PLC - London Exchange	46,873	126,903
McInerney Holdings PLC	27,705	4,210
Paddy Power PLC - London Exchange	9,114	124,824
Paddy Power PLC	7,635	105,890
United Drug PLC	85,182	174,919
		2,075,966
Italy - 3.65%
Acea SpA	18,128	224,315
Acegas-APS SpA	7,419	41,356
Actelios SpA	8,203	30,351
Aedes SpA *	6,455	3,040
Amplifon SpA	31,967	37,366
Ansaldo STS SpA	18,782	243,068
AS Roma SpA *	21,755	16,432
Astaldi SpA	11,817	49,504
Autogrill SpA	31,893	152,756
Azimut Holding SpA *	33,891	168,193
Banca Finnat Euramerica SpA	35,792	19,874
Banca Generali SpA	10,115	31,282
Banca IFIS SpA	3,357	23,093
Banca Intermobiliare SpA	17,737	53,559
Banca Italease SpA *	31,403	48,402
Banca Popolare dell'Etruria e del Lazio SpA	23,455	94,665
Banca Popolare di Milano SpA	113,190	454,004
Banca Profilo SpA	11,108	6,763
Banco di Desio e della Brianza SpA	15,821	83,848
Benetton Group SpA, SADR	200	2,520
Benetton Group SpA	23,853	148,845
Biesse SpA	3,083	14,062
Bonifica Ferraresi e Imprese Agricole SpA	918	30,142
Brembo SpA	12,719	47,541
Bulgari SpA	46,834	189,387
Caltagirone Editore SpA	9,281	18,606
Caltagirone SpA	7,345	18,585
Carraro SpA	4,324	13,137
Cementir SpA	24,008	54,953
CIR-Compagnie Industriali Riunite SpA	139,287	129,162
Class Editori SpA	25,163	19,039
Credito Artigiano SpA	27,027	70,767
Credito Bergamasco SpA *	4,262	111,327
Credito Emiliano SpA	29,293	90,953
Danieli & Company SpA	7,817	59,857
Davide Campari Milano SpA	46,001	249,021
De Longhi SpA	23,047	41,555
DiaSorin SpA	2,212	47,230
Digital Multimedia Technologies SpA *	2,000	8,907
EEMS Italia SpA *	10,929	7,690
ERG SpA	20,081	238,925
Esprinet SpA	4,770	24,105
Eurotech SpA *	11,237	22,730
Fastweb SpA *	4,456	103,804
Fiera Milano SpA *	3,657	17,520
Gemina SpA *	269,900	88,206
Geox SpA	17,140	98,463
Gewiss SpA	11,161	34,443
GranitiFiandre SpA	7,189	22,136
GreenergyCapital SpA *	175	80
Gruppo Beghelli SpA	13,844	6,785
Gruppo Coin SpA *	12,232	29,412
Gruppo Editoriale L'Espresso SpA	67,330	63,831
Hera SpA	130,088	233,841
Immsi SpA	76,616	59,332
Impregilo SpA *	87,969	243,975
Indesit Company SpA	10,710	30,749

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Industria Macchine Automatiche SpA	5,896	$97,900
Intek SpA	70,676	21,960
Interpump SpA	16,266	66,780
Iride SpA	103,369	100,746
Italcementi SpA	1,849	16,478
Italmobiliare SpA	2,854	72,518
Juventus Football Club SpA *	20,443	18,456
KME Group SpA	17,570	13,688
Mariella Burani SpA	2,607	28,311
Marr SpA	5,328	35,173
Mediolanum SpA	79,468	264,148
Milano Assicurazioni SpA	79,082	163,860
Mirato SpA	3,489	17,417
Mondadori (Arnoldo) Editore SpA	36,588	109,825
Nice SpA	8,114	17,850
Panariagroup Industrie Ceramiche SpA	3,544	7,373
Parmalat SpA	95,875	176,901
Permasteelisa SpA	4,223	46,929
Piccolo Credito Valtellinese SCRL	67,807	512,965
Pirelli & C Real Estate SpA	5,311	15,297
Pirelli & Company SpA	755,891	162,242
Premafin Finanziaria SpA	69,591	103,759
Prysmian SpA	12,119	99,526
Recordati SpA	29,632	151,400
Reno de Medici SpA *	57,383	9,922
Risanamento SpA *	13,318	4,655
Sabaf SpA	1,389	17,212
SAES Getters SpA	2,559	18,544
Safilo Group SpA	62,514	36,343
Save SpA	3,613	14,313
Seat Pagine Gialle SpA *	2,391	15,212
Snai SpA *	16,027	38,915
Snia SPA *	58,742	8,138
Societa' Cattolica di Assicurazioni SCRL	18,689	452,215
Societa Iniziative Autostradali e Servizi SpA *	6,448	31,476
Societa Partecipazioni Finanziarie SpA *	121,974	16,972
Socotherm SpA *	2,703	2,984
Sogefi SpA	14,065	16,127
Sol SpA	10,699	39,560
Sorin SpA *	67,066	40,517
Stefanel SpA *	25,713	10,269
Telecom Italia Media SpA *	455,979	30,230
Tiscali SpA *	92,000	40,373
Tod's SpA	3,746	138,759
Trevi Finanziaria SpA	9,055	52,515
Vianini Lavori SpA	8,936	40,474
Vittoria Assicurazioni SpA	11,898	51,582
		7,922,303
Japan - 31.74%
A&A Material Corp.	19,000	13,668
Abilit Corp. *	3,000	2,993
Achilles Corp.	54,000	68,415
Adeka Corp.	30,600	165,999
Aderans Company, Ltd.	8,200	56,258
Advan Company, Ltd.	9,300	39,232
Advanex, Inc.	12,000	8,902
Aeon Delight Company, Ltd.	4,000	51,684
Aeon Fantasy Company, Ltd.	4,700	29,211
Ahresty Corp.	6,700	17,155
AI Holdings Corp.	12,600	37,918
Aica Kogyo Company, Ltd.	16,300	139,067
Aichi Bank, Ltd.	2,600	176,966
Aichi Corp.	10,600	41,578
Aichi Machine Industry Company, Ltd.	28,000	30,970
Aichi Steel Corp.	33,000	82,666
Aichi Tokei Denki Company, Ltd.	10,000	23,093
Aida Engineering, Ltd.	23,000	62,956
Aigan Company, Ltd.	4,600	20,844
Aiphone Company, Ltd. (a)	5,700	98,246
Airport Facilities Company, Ltd.	13,200	67,525
Aisan Industry Company, Ltd.	9,300	37,979
Akebono Brake Industry Company, Ltd. (a)	17,000	85,670
Akita Bank, Ltd.	64,000	226,822
Allied Telesis Holdings Inc. *	58,100	23,540
Aloka Company, Ltd.	5,000	31,036
Alpha Corp.	1,000	5,761
Alpha Systems, Inc.	2,600	48,094
Alpine Electronics, Inc.	14,500	93,100
Alps Electric Company, Ltd.	54,600	150,906
Alps Logistics Company, Ltd.	2,000	15,498
Altech Corp.	3,700	14,460
Amano Corp. (a)	16,400	141,133
Amuse, Inc.	2,000	23,442
Ando Corp.	14,000	17,864
Anest Iwata Corp.	6,000	13,628
Anritsu Corp.	43,000	96,272
AOC Holdings, Inc.	15,000	80,988
AOI Advertising Promotion, Inc.	3,000	12,691
AOI Electronic Company, Ltd.	1,700	7,405
AOKI Holdings, Inc.	8,200	75,420
Aomori Bank, Ltd.	47,000	174,527
Aoyama Trading Company, Ltd.	19,500	238,165
Arakawa Chemical Industries, Ltd.	3,500	23,708
Araya Industrial Company, Ltd.	14,000	18,820
Arealink Company, Ltd.	70	710
Ariake Japan Company, Ltd. (a)	4,900	75,287
Arisawa Manufacturing Company, Ltd.	8,200	25,301
Aronkasei Company, Ltd.	7,000	19,765
Art Corp.	2,000	19,848
As One Corp.	3,900	65,251
Asahi Diamond Industrial Company, Ltd.	18,000	79,706
Asahi Kogyosha Company, Ltd.	8,000	23,783
Asahi Organic Chemicals Industry Company, Ltd.	20,000	56,569
Asahi Pretec Corp.	5,900	71,095
Asahi Tec Corp. *	74,000	18,720
Asanuma Corp.	17,000	9,872
ASATSU-DK, Inc.	8,700	164,177
Ashimori Industry Company, Ltd.	13,000	11,979
Asia Securities Printing Company, Ltd.	9,300	66,115
ASKA Pharmaceutical Company, Ltd.	5,000	38,854
Asunaro Aoki Construction Company, Ltd.	11,000	32,567

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Atsugi Company, Ltd.	50,000	$66,376
Autobacs Seven Company, Ltd.	9,700	247,287
Avex Group Holdings, Inc.	8,200	73,659
Azel Corp.	17,000	681
Bando Chemical Industries, Ltd.	30,000	61,954
Bank of Ikeda, Ltd.	4,800	186,780
Bank of Iwate, Ltd.	4,900	267,785
Bank of Nagoya, Ltd.	47,000	247,047
Bank of Okinawa, Ltd.	6,000	209,675
Bank of Saga, Ltd.	44,000	142,482
Bank of the Ryukyus, Ltd.	13,100	110,025
Belluna Company, Ltd.	9,298	21,679
Best Denki Company, Ltd. (a)	18,000	49,201
Bookoff Corp.	3,000	26,178
BSL Corp. *	27,000	1,385
Bunka Shutter Company, Ltd.	14,000	41,868
C.I. Kasei Company, Ltd.	4,000	15,749
CAC Corp.	3,400	18,455
Calsonic Kansei Corp.	50,000	40,907
Canon Electronics, Inc.	4,500	52,590
Canon Finetech, Inc.	8,600	89,484
Catena Corp.	13,500	32,657
Cawachi, Ltd.	4,400	72,679
Central Finance Company, Ltd.	26,000	31,098
Central Glass Company, Ltd.	60,000	155,781
Century Leasing System, Inc.	7,600	40,874
CFS Corp.	6,500	40,577
Chiba Kogyo Bank, Ltd. *	12,000	118,595
Chino Corp.	11,000	21,745
Chiyoda Company, Ltd.	7,400	96,272
Chofu Seisakusho Company, Ltd.	5,900	115,780
Chori Company, Ltd. *	50,000	46,020
Chubu Shiryo Company, Ltd.	6,000	43,250
Chudenko Corp.	10,300	155,897
Chuetsu Pulp & Paper Company, Ltd.	22,000	48,889
Chugai Mining Company, Ltd.	34,900	8,514
Chugai Ro Company, Ltd.	19,000	43,234
Chugoku Marine Paints, Ltd.	19,000	123,043
Chukyo Bank, Ltd.	49,000	159,794
Chuo Denki Kogyo Company, Ltd.	6,000	29,635
Chuo Gyorui Company, Ltd.	12,000	22,050
Chuo Spring Company, Ltd.	14,000	33,335
Circle K Sunkus Company, Ltd.	13,000	199,810
CKD Corp.	19,500	55,201
Clarion Company, Ltd.	51,000	21,553
Cleanup Corp.	5,000	22,806
CMK Corp.	13,700	36,391
Coca-Cola Central Japan Company, Ltd.	7,500	103,184
cocokara fine HOLDINGS, Inc. *	1,430	13,204
Colowide Company, Ltd.	14,000	79,064
Columbia Music Entertainment, Inc. *	29,000	5,258
Commuture Corp.	16,000	90,398
Computer Engineering & Consulting, Ltd.	2,900	18,726
COMSYS Holdings Corp.	34,000	243,416
Co-Op Chemical Company, Ltd. * (a)	19,000	39,847
Corona Corp.	8,100	71,429
Cosel Company, Ltd.	5,600	45,888
Creed Corp.	25	39
Cross Plus, Inc.	2,000	22,918
CSK Corp.	22,700	39,938
CTI Engineering Company, Ltd.	5,500	28,864
Cybozu, Inc.	45	7,325
D.G. Roland Corp.	3,000	35,677
Dai Nippon Toryo Company, Ltd.	22,000	19,199
Dai-Dan Company, Ltd.	14,000	54,211
Daido Kogyo Company, Ltd.	11,000	16,201
Daido Metal Company, Ltd. (a)	12,000	38,717
Daidoh, Ltd.	7,600	39,517
Daiei, Inc. * (a)	19,650	61,135
Daifuku Company, Ltd.	22,000	107,178
Daihen Corp.	38,000	99,495
Daiho Corp.	14,000	5,827
Daiichi Chuo Kisen Kaisha, Ltd.	8,000	16,270
Daiichi Jitsugyo Company, Ltd.	17,000	43,296
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,100	7,144
Dai-Ichi Kogyo Seiyaku Company, Ltd. *	10,000	16,878
Daiken Corp.	23,000	39,138
Daiki Aluminium Industry Company, Ltd.	9,000	12,771
Daiko Clearing Services Corp.	3,000	18,285
Daikoku Denki Company, Ltd.	3,200	44,507
Daikyo, Inc.	66,144	29,201
Daimei Telecom Engineering Corp.	13,000	104,248
Dainichi Company, Ltd.	3,800	18,878
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	21,000	46,905
Dainippon Screen Manufacturing Company, Ltd.	67,000	91,852
Daio Paper Corp.	25,000	193,954
Daisan Bank, Ltd.	42,000	128,518
Daiseki Company, Ltd.	7,000	98,220
Daiso Company, Ltd.	25,000	54,664
Daisyo Corp.	4,800	63,231
Daito Bank, Ltd.	19,000	11,888
Daiwa Industries, Ltd.	13,000	38,446
Daiwa Seiko, Inc.	18,000	23,588
Daiwabo Company, Ltd.	33,000	73,922
Danto Holdings Corp.	12,000	8,787
DC Company, Ltd.	8,000	28,659
DCM Japan Holdings Company, Ltd.	21,720	98,792
Denki Kagaku Kogyo Kabushiki Kaisha	83,000	134,017
Denki Kogyo Company, Ltd.	15,000	82,821
Denyo Company, Ltd.	7,200	45,529
Descente, Ltd.	15,000	52,557
Disco Corp.	5,200	130,337
Don Quijote Company, Ltd.	10,800	127,421
Doshisha Company, Ltd. (a)	3,100	34,686
Doutor Nichires Holdings Company, Ltd.	6,893	96,889
Dowa Mining Company, Ltd.	71,000	218,855
Dream Incubator, Inc. *	26	12,101
DTS Corp.	4,800	30,640
Dwango Company, Ltd.	33	46,118
Dydo Drinco, Inc.	3,300	94,910
Dynic Corp.	13,000	14,048

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
E-Access, Ltd.	1,000	$607,401
Eagle Industry Company, Ltd.	5,000	14,248
Ebara Corp.	108,000	184,442
EDION Corp. (a)	27,300	67,851
Ehime Bank, Ltd.	47,000	138,660
Eighteenth Bank, Ltd.	52,000	173,883
Eiken Chemical Company, Ltd.	4,000	26,491
Eizo Nanao Corp.	6,100	111,230
Elpida Memory, Inc. * (a)	34,900	206,107
Enplas Corp.	4,400	42,894
Enshu, Ltd.	15,000	8,339
Epson Toyocom Corp.	19,000	29,634
Espec Corp.	6,900	34,127
Exedy Corp.	8,100	103,591
Ezaki Glico Company, Ltd. (a)	11,000	100,763
F&A Aqua Holdings, Inc.	3,800	31,300
Falco Biosystems, Ltd.	1,500	10,730
Fancl Corp. (a)	9,400	107,550
FDK Corp. *	21,000	26,555
Foster Electric Company, Ltd.	5,200	27,934
FP Corp.	3,600	163,830
France Bed Holdings Company, Ltd.	42,000	57,534
Fudo Tetra Corp. (a)	27,000	14,242
Fuji Company, Ltd.	5,700	103,532
Fuji Corp., Ltd.	5,000	12,970
Fuji Electric Holdings Company, Ltd.	178,000	159,291
Fuji Kiko Company, Ltd.	11,000	9,248
Fuji Kosan Company, Ltd. *	21,000	14,656
Fuji Kyuko Company, Ltd.	17,000	72,803
Fuji Oil Company, Ltd.	16,900	212,458
Fuji Software ABC, Inc. (a)	8,800	129,032
Fujibo Holdings, Inc.	15,000	10,270
Fujicco Company, Ltd.	7,000	78,725
Fujikura Kasei Company, Ltd.	5,300	21,440
Fujikura Rubber, Ltd.	5,000	14,612
Fujikura, Ltd.	20,000	43,418
Fujita Kanko, Inc. (a)	19,000	76,087
Fujitec Company, Ltd.	17,000	57,040
Fujitsu Business Systems, Ltd.	5,100	66,383
Fujitsu Frontech, Ltd.	4,000	32,009
Fujitsu General, Ltd. *	14,000	20,682
Fujiya Company, Ltd. *	40,000	49,209
Fukuda Corp.	8,000	11,192
Fukui Bank, Ltd.	67,000	217,455
Fukushima Bank, Ltd.	69,000	34,949
Fukushima Industries Corp.	3,000	18,086
Fukuyama Transporting Company, Ltd. (a)	63,000	244,712
Fumakilla, Ltd. *	6,000	22,550
Funai Consulting Company, Ltd.	5,000	23,887
Funai Electric Company, Ltd.	6,300	161,674
Furukawa Battery Company, Ltd. * (a)	10,000	80,726
Furukawa Company, Ltd.	73,000	53,622
Furusato Industries, Ltd.	2,700	21,641
Fuso Pharmaceutical Industries, Ltd.	25,000	64,490
Futaba Corp.	11,200	155,220
Futaba Industrial Company, Ltd.	14,300	40,655
Future System Consulting Corp.	109	36,089
Fuyo General Lease Company, Ltd.	5,500	64,302
Gakken Company, Ltd. (a)	23,000	32,714
Gecoss Corp.	5,500	24,085
Geo Corp.	96	61,255
Gigas K's Denki Corp. (a)	11,400	136,244
GMO Internet, Inc. *	12,600	48,111
Godo Steel, Ltd.	38,000	88,959
Goldcrest Company, Ltd.	6,300	111,956
Goldwin, Inc. *	12,000	15,468
Goodwill Group, Inc. *	327	1,491
Gourmet Kineya Company, Ltd.	5,000	29,861
Green Hospital Supply, Inc.	42	17,611
GSI Creos Corp. *	23,000	19,682
Gulliver International Company, Ltd.	1,130	14,631
Gun-Ei Chemical Industry Company, Ltd. (a)	11,000	22,591
Gunze, Ltd.	63,000	194,269
H20 Retailing Corp. (a)	38,000	203,134
Hakuto Company, Ltd.	6,800	39,362
Hakuyosha Company, Ltd.	5,000	13,117
Hanwa Company, Ltd.	57,000	153,554
Happinet Corp.	1,600	20,377
Harashin Narus Holdings Company, Ltd.	3,000	26,934
Harima Chemicals, Inc.	5,000	17,102
Haruyama Trading Company, Ltd.	2,700	8,235
Hayashikane Sangyo Company, Ltd. *	28,000	19,243
Hazama Corp.	18,700	15,399
Heiwa Corp.	9,400	93,238
Heiwa Real Estate Company, Ltd.	36,500	74,536
Heiwado Company, Ltd.	9,000	123,505
Hibiya Engineering, Ltd.	11,000	85,343
Higashi-Nippon Bank, Ltd.	40,000	107,789
Higo Bank, Ltd.	2,000	11,212
Hikari Tsushin, Inc.	5,200	83,787
Hino Motors, Ltd.	82,000	150,532
HIS Company, Ltd.	6,400	91,448
Hitachi Cable, Ltd.	54,000	81,741
Hitachi Information Systems, Ltd.	8,500	135,952
Hitachi Koki Company, Ltd. * (a)	12,100	109,952
Hitachi Kokusai Electric, Inc. (a)	21,000	115,794
Hitachi Maxell, Ltd.	16,400	114,850
Hitachi Medical Corp.	12,000	94,846
Hitachi Plant Technologies, Ltd.	25,000	73,679
Hitachi Software Engineering Company, Ltd.	5,600	64,770
Hitachi Systems & Services, Ltd.	4,000	36,268
Hitachi Tool Engineering, Ltd.	5,900	33,463
Hitachi Transport System, Ltd.	15,000	136,751
Hitachi Zosen Corp. * (a)	187,000	151,387
Hochiki Corp.	7,000	41,039
Hodogaya Chemical Company, Ltd.	25,000	39,628
Hogy Medical Company, Ltd.	3,200	177,495
Hokkaido Gas Company, Ltd.	14,000	37,975
Hokkan Holdings, Ltd.	11,000	24,894
Hokuetsu Bank, Ltd.	72,000	121,852
Hokuetsu Industries Company, Ltd. *	10,000	11,895
Hokuetsu Paper Mills, Ltd.	39,500	143,998

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hokuriku Electric Industry Company, Ltd.	12,000	$18,284
Hokuto Corp.	6,000	117,117
Horiba, Ltd.	7,200	116,317
Horipro, Inc.	3,300	26,624
Hosiden Corp.	12,100	126,861
Hosokawa Micron Corp.	10,000	29,456
Howa Machinery, Ltd.	20,000	9,724
I Metal Technology Company, Ltd.	10,000	18,243
IBJ Leasing Company, Ltd.	6,000	58,506
Ichikoh Industries, Ltd.	12,000	10,487
Ichinen Company, Ltd. *	7,400	27,618
Ichiyoshi Securities Company, Ltd.	10,600	47,511
ICOM, Inc.	3,000	58,090
IDEC Corp.	7,000	35,614
Ihara Chemical Industry Company, Ltd.	10,000	29,185
Iino Kaiun Kaisha, Ltd.	20,700	110,911
Ikegami Tsushinki Company, Ltd. *	13,000	9,453
Imasen Electric Industrial Company, Ltd.	3,900	20,811
Imperial Hotel, Ltd.	3,800	63,574
Impress Holdings, Inc.	10,500	10,829
Inaba Denki Sangyo Company, Ltd.	4,800	111,031
Inaba Seisakusho Company, Ltd.	4,900	48,335
Inabata & Company, Ltd.	17,900	48,922
Inageya Company, Ltd.	6,000	55,557
Ines Corp.	14,100	62,513
Information Services International - Dentsu, Ltd.	3,400	16,790
Inui Steamship Company, Ltd.	4,900	28,867
Invoice, Inc.	2,047	10,226
Ise Chemical Corp.	6,000	18,759
Iseki & Company, Ltd. * (a)	49,000	111,298
Ishihara Sangyo Kaisha, Ltd. *	105,000	60,803
Ishii Hyoki Company, Ltd.	1,600	20,674
IT Holdings Corp. *	12,820	146,699
Itochu Enex Company, Ltd.	13,200	81,196
Itochu-Shokuhin Company, Ltd.	2,400	80,717
Itoham Foods, Inc.	41,000	119,515
Itoki Corp.	15,000	40,027
Iwasaki Electric Company, Ltd.	11,000	15,187
Iwatani International Corp. (a)	47,000	98,643
Iwatsu Electric Company, Ltd. *	17,000	14,293
Izumiya Company, Ltd.	26,000	129,640
Izutsuya Company, Ltd. *	26,000	11,336
J. Bridge Corp. *	7,000	711
Jalux, Inc.	2,200	28,217
Jamco Corp.	3,000	12,708
Janome Sewing Machine Company, Ltd.	73,000	25,133
Japan Aviation Electronics Industry, Ltd.	20,000	76,779
Japan Carlit Company, Ltd. *	8,200	26,574
Japan Cash Machine Company, Ltd. (a)	6,200	57,232
Japan Digital Laboratory Company, Ltd.	7,900	67,235
Japan Foundation Engineering Company, Ltd.	7,000	11,655
Japan Pulp & Paper Company, Ltd.	23,000	62,196
Japan Radio Company, Ltd.	29,000	34,607
Japan Servo Company, Ltd.	10,000	26,049
Japan Transcity Corp., Ltd.	19,000	57,000
Japan Vilene Company, Ltd.	16,000	70,841
Japan Wool Textile Company, Ltd.	19,000	106,185
Jastec Company, Ltd.	3,900	19,896
JBCC Holdings, Inc.	4,200	27,119
JBIS Holdings, Inc.	10,000	31,434
Jeans Mate Corp.	2,300	10,550
Jeol, Ltd.	19,000	49,639
JFE Shoji Holdings, Inc.	28,000	72,624
Jidosha Buhin Kogyo Company, Ltd. *	9,000	14,919
JK Holdings Company, Ltd.	5,700	28,333
JMS Company, Ltd.	9,000	35,253
Joban Kosan Company, Ltd.	15,000	22,434
J-Oil Mills, Inc.	23,000	61,524
Joint Corp.	9,800	7,636
Joshin Denki Company, Ltd. (a)	12,000	67,031
JSP Corp.	8,200	44,463
Juki Corp.	33,000	19,924
JVC KENWOOD Holdings, Ltd. *	198,000	66,950
Jyomo Company, Ltd. *	24,000	2,662
Kabuki-Za Company, Ltd.	1,000	39,671
Kadokawa Holdings, Inc. (a)	5,400	94,185
Kaga Electronics Company, Ltd.	6,800	63,264
Kagawa Bank, Ltd.	22,000	107,967
Kakaku.com, Inc. (a)	44	129,771
Kaken Pharmaceutical Company, Ltd.	23,000	217,802
Kameda Seika Company, Ltd.	4,000	54,963
Kamei Corp.	5,000	21,263
Kanaden Corp.	6,000	26,466
Kanagawa Chuo Kotsu Company, Ltd.	8,000	42,478
Kanamoto Company, Ltd.	5,000	16,274
Kanematsu Corp. *	124,000	95,990
Kanematsu Electronics, Ltd.	4,500	31,431
Kanto Auto Works, Ltd.	9,800	82,808
Kanto Denka Kogyo Company, Ltd.	13,000	37,367
Kanto Natural Gas Development, Ltd.	11,000	61,154
Kanto Tsukuba Bank, Ltd.	17,200	34,345
Kasai Kogyo Company, Ltd.	8,000	15,197
Kasumi Company, Ltd.	12,000	48,090
Katakura Industries Company, Ltd.	7,900	66,535
Kato Sangyo Company, Ltd.	7,000	100,042
Kato Works Company, Ltd.	10,000	16,820
KAWADA TECHNOLOGIES, Inc. *	1,600	17,837
Kawai Musical Instruments Manufacturing Company, Ltd.	16,000	11,659
Kawasaki Kinkai Kisen Kaisha, Ltd.	5,000	14,418
Kawashima Selkon Textiles Company, Ltd. *	17,000	11,495
Kawasumi Laboratories, Inc.	4,000	16,542
Kayaba Industry Company, Ltd.	49,000	64,627
Keihin Company, Ltd.	10,000	12,141
Keihin Corp.	12,800	121,998
Keiiyu Company, Ltd.	4,400	9,045
Keiyo Company, Ltd. (a)	14,600	76,977
Kenedix, Inc.	215	14,864
Kentucky Fried Chicken Japan, Ltd.	4,000	65,139
KEY Coffee, Inc.	5,800	88,301
Kimura Chemical Plants Company, Ltd. *	3,700	24,062

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Kinki Nippon Tourist Company, Ltd. *	32,000	$29,238
Kinki Sharyo Company, Ltd.	7,000	31,606
Kintetsu World Express, Inc.	6,700	121,300
Kinugawa Rubber Industrial Company, Ltd.	25,000	33,024
Kirindo Company, Ltd.	5,100	25,974
Kishu Paper Company, Ltd. *	17,000	12,430
Kisoji Company, Ltd.	6,200	114,895
Kissei Pharmaceutical Company, Ltd.	10,000	217,395
Kitagawa Iron Works Company, Ltd.	12,000	13,902
Kita-Nippon Bank, Ltd.	2,500	64,629
Kitano Construction Corp.	12,000	27,954
Kitz Corp.	28,000	85,767
Kiyo Holdings, Inc.	196,000	231,000
Koa Corp.	10,700	50,184
Koatsu Gas Kogyo Company, Ltd.	15,000	59,885
Koei Company, Ltd.	5,100	38,921
Kohnan Shoji Company, Ltd.	7,300	67,753
Koike Sanso Kogyo Company, Ltd.	9,000	20,012
Koito Manufacturing Company, Ltd. *	18,000	111,481
Kojima Company, Ltd. (a)	11,400	23,694
Kokuyo Company, Ltd.	27,800	199,713
Komatsu Seiren Company, Ltd.	9,000	32,669
Komatsu Wall Industry Company, Ltd.	2,100	22,266
Komeri Company, Ltd.	8,800	143,460
Komori Corp.	19,600	143,004
Konaka Company, Ltd.	4,600	9,247
Kondotec, Inc.	3,000	16,826
Konishi Company, Ltd.	3,900	30,681
Kosaido Company, Ltd.	3,800	8,412
Kose Corp.	8,400	174,072
Kosei Securities Company, Ltd.	18,000	13,475
Krosaki Harima Corp.	15,000	26,374
KRS Corp.	2,700	25,623
Kumagai Gumi Company, Ltd.	54,000	19,726
Kumiai Chemical Industry Company, Ltd.	25,000	84,431
Kura Corp.	16	21,501
Kurabo Industries, Ltd.	72,000	96,988
Kureha Corp.	38,000	150,545
Kurimoto, Ltd.	28,000	14,047
Kuroda Electric Company, Ltd.	7,600	42,497
Kyoden Company, Ltd.	7,000	5,810
Kyodo Printing Company, Ltd.	28,000	58,424
Kyodo Shiryo Company, Ltd.	24,000	22,984
Kyoei Tanker Company, Ltd. * (a)	13,000	30,954
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,200	33,984
Kyokuyo Company, Ltd.	16,000	29,033
Kyoritsu Maintenance Company, Ltd.	3,100	53,465
Kyosan Electric Manufacturing Company, Ltd.	11,000	32,563
Kyoto Kimono Yuzen Company, Ltd.	2,400	15,281
Kyowa Exeo Corp.	23,000	188,060
Kyowa Leather Cloth Company, Ltd.	5,200	23,164
Kyudenko Corp.	14,000	97,134
Life Corp.	11,000	182,632
Lintec Corp.	13,300	148,491
Livedoor Auto Company, Ltd. *	29,500	7,491
Lonseal Corp. *	22,000	19,991
Macnica, Inc.	3,400	38,061
Maeda Corp.	46,000	140,807
Maeda Road Construction Company, Ltd.	23,000	187,804
Maezawa Industries, Inc.	5,100	5,494
Maezawa Kasei Industries Company, Ltd.	2,000	18,362
Maezawa Kyuso Industries Company, Ltd.	3,500	51,603
Makino Milling Machine Company, Ltd.	39,000	83,586
Mandom Corp.	5,800	98,272
Mars Engineering Corp.	2,900	91,296
Marubun Corp.	7,400	13,615
Marudai Food Company, Ltd.	48,000	110,802
Maruei Department Store Company, Ltd.	7,000	12,716
Maruetsu, Inc. *	19,000	87,417
Maruha Group, Inc.	107,815	127,723
Maruka Machinery Company, Ltd.	3,000	14,457
Marusan Securities Company, Ltd. (a)	20,300	80,906
Maruwa Company, Ltd.	4,800	46,956
Maruyama Manufacturing Company, Inc. (a)	10,000	14,641
Maruzen Company, Ltd. *	23,000	13,772
Maruzen Company, Ltd.	4,000	12,817
Maruzen Showa Unyu Company, Ltd.	23,000	67,145
Maspro Denkoh Corp.	4,000	36,863
Matsuda Sangyo Company, Ltd. (a)	3,520	38,273
Matsui Construction Company, Ltd.	8,000	24,449
Matsuya Company, Ltd. (a)	8,100	124,240
Matsuya Foods Company, Ltd.	4,300	55,422
Max Company, Ltd.	11,000	117,256
Maxvalu Tokai Company, Ltd.	4,500	51,578
MEC Company, Ltd.	2,400	7,605
Megachips Corp.	5,600	94,225
Meidensha Corp.	37,000	74,960
Meiji Shipping Company, Ltd. *	3,900	14,975
Meitec Corp.	10,200	138,055
Meito Sangyo Company, Ltd.	4,700	65,246
Meiwa Corp. *	8,000	9,883
Meiwa Estate Company, Ltd.	5,000	23,724
Mercian Corp.	19,400	29,502
Michinoku Bank, Ltd.	54,000	115,345
Mikuni Coca-Cola Bottling Company, Ltd.	9,000	66,034
Mikuni Corp.	9,000	7,426
Milbon Company, Ltd.	3,200	70,619
Mimasu Semiconductor Industry Company, Ltd.	3,600	36,086
Minato Bank, Ltd.	77,000	115,471
Ministop Company, Ltd.	3,700	58,485
Miraca Holdings, Inc.	7,700	159,971
Misawa Homes Holdings, Inc. *	14,800	30,143
Mitani Corp.	4,000	16,722
Mito Securities Company, Ltd.	17,000	36,765
Mitsuba Corp., Ltd.	14,000	34,825
Mitsubishi Cable Industries, Ltd.	37,000	26,952
Mitsubishi Kakoki Kaisha, Ltd.	11,000	23,810
Mitsubishi Paper Mills, Ltd.	84,000	106,194
Mitsubishi Pencil Company, Ltd.	5,600	55,877
Mitsubishi Steel Manufacturing Company, Ltd.	33,000	60,273
Mitsuboshi Belting Company, Ltd. (a)	22,000	87,255

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsui High-Tec, Inc.	11,100	$62,661
Mitsui Home Company, Ltd.	16,000	69,189
Mitsui Knowledge Industry Company, Ltd.	253	28,573
Mitsui Matsushima Company, Ltd. *	17,000	15,892
Mitsui Mining & Smelting Company, Ltd.	98,000	138,064
Mitsui Mining Company, Ltd. (a)	51,000	49,697
Mitsui Sugar Company, Ltd.	27,000	78,150
Mitsui-Soko Company, Ltd.	29,000	96,837
Mitsumura Printing Company, Ltd.	7,000	22,017
Mitsuuroko Company, Ltd.	13,000	74,268
Miura Company, Ltd.	8,200	175,473
Miyazaki Bank, Ltd.	49,000	180,362
Miyoshi Oil & Fat Company, Ltd.	14,000	17,794
Miyuki Holdings Company, Ltd.	8,000	15,793
Mizuno Corp.	27,000	108,070
Modec, Inc.	7,400	83,430
Monex Group, Inc.	287	69,035
Mori Seiki Company, Ltd. (a)	27,800	225,370
Morinaga & Company, Ltd. (a)	60,000	119,295
Morinaga Milk Industry Company, Ltd.	58,000	175,054
Morita Corp.	6,000	20,089
Mory Industries, Inc.	11,000	21,951
MOS Food Services, Inc.	7,000	106,962
Moshi Moshi Hotline, Inc.	6,350	122,669
Mr. Max Corp.	7,300	28,328
Musashino Bank, Ltd.	9,700	285,838
Mutoh Holdings Company, Ltd. *	8,000	11,845
Mutow Company, Ltd.	7,300	35,513
Nabtesco Corp.	15,000	91,568
Nachi-Fujikoshi Corp.	47,000	63,295
Nagano Bank, Ltd.	25,000	56,837
Nagase & Company, Ltd.	21,000	165,659
Nagatanien Company, Ltd.	8,000	66,997
Nakabayashi Company, Ltd.	14,000	27,761
Nakamuraya Company, Ltd.	12,000	61,278
Nakayama Steel Works, Ltd.	29,000	54,465
NEC Electronics Corp. *	11,700	58,199
NEC Fielding, Ltd.	8,400	98,037
NEC Leasing, Ltd.	6,500	40,975
NEC Mobiling, Ltd.	4,300	62,893
NEC Networks & System Integration Corp.	7,700	67,792
NEC Tokin Corp. *	11,000	17,340
Net One Systems Company, Ltd.	163	228,982
Netmarks, Inc. *	29	4,307
Neturen Company, Ltd.	9,900	59,532
New Tachikawa Aircraft Company, Ltd. *	1,400	58,667
NHK Spring Company, Ltd.	51,000	172,453
Nice Corp.	22,000	30,208
Nichia Steel Works, Ltd.	14,000	31,837
Nichias Corp.	35,000	71,431
Nichiban Company, Ltd.	10,000	27,415
Nichicon Corp.	21,100	136,945
Nichiha Corp.	9,000	54,479
Nichii Gakkan Company, Ltd.	6,700	102,498
Nichimo Corp.	29,000	293
NICHIREI Corp.	54,000	178,297
Nichireki Company, Ltd.	1,000	2,897
Nidec Copal Corp.	5,700	38,057
Nidec Sankyo Corp.	20,000	79,136
Nidec Tosok Corp.	2,800	20,976
Nifco, Inc.	11,900	108,526
Nihon Chouzai Company, Ltd.	1,080	13,096
Nihon Dempa Kogyo Company, Ltd.	4,500	55,405
Nihon Eslead Corp.	2,000	7,989
Nihon Inter Electronics Corp.	5,000	7,843
Nihon Kagaku Sangyo Company, Ltd.	5,000	23,937
Nihon Kohden Corp.	9,700	122,316
Nihon Matai Company, Ltd.	21,000	19,887
Nihon Nohyaku Company, Ltd.	10,000	68,297
Nihon Parkerizing Company, Ltd.	14,000	124,153
Nihon Spindle Manufacturing Company, Ltd. *	15,000	18,467
Nihon Tokushu Toryo Company, Ltd.	6,000	17,691
Nihon Unisys, Ltd.	8,500	59,736
Nihon Yamamura Glass Company, Ltd.	26,000	55,543
Nikkiso Company, Ltd.	12,000	54,214
Nikko Company, Ltd.	5,000	13,169
Nippo Corp.	19,000	152,079
Nippon Beet Sugar Manufacturing Company, Ltd.	47,000	110,963
Nippon Carbide Industries Company, Inc. *	16,000	11,698
Nippon Carbon Company, Ltd. (a)	30,000	50,167
Nippon Ceramic Company, Ltd.	6,400	59,521
Nippon Chemical Industrial Company, Ltd.	20,000	30,031
Nippon Chemi-Con Corp.	39,000	62,187
Nippon Chemiphar Company, Ltd. (a)	5,000	14,217
Nippon Concrete Industries Company, Ltd.	15,000	17,503
Nippon Denko Company, Ltd.	21,000	57,545
Nippon Densetsu Kogyo Company, Ltd.	12,000	116,057
Nippon Denwa Shisetsu Company, Ltd.	10,000	26,687
Nippon Felt Company, Ltd.	5,000	20,352
Nippon Filcon Company, Ltd.	3,100	13,705
Nippon Fine Chemical Company, Ltd.	6,000	29,905
Nippon Flour Mills Company, Ltd.	35,000	157,492
Nippon Formula Feed Manufacturing Company, Ltd. *	22,000	20,594
Nippon Gas Company, Ltd.	7,300	100,358
Nippon Hume Corp. *	10,000	28,315
Nippon Jogesuido Sekkei Company, Ltd.	28	18,926
Nippon Kanzai Company, Ltd.	3,600	44,335
Nippon Kasei Chemical Company, Ltd.	16,000	22,801
Nippon Kayaku Company, Ltd.	44,000	195,952
Nippon Kinzoku Company, Ltd.	16,000	16,624
Nippon Koei Company, Ltd.	26,000	53,635
Nippon Konpo Unyu Soko Company, Ltd.	18,000	152,856
Nippon Koshuha Steel Company, Ltd.	17,000	13,194
Nippon Light Metal Company, Ltd.	165,000	113,255
Nippon Metal Industry Company, Ltd. (a)	30,000	32,913
Nippon Paint Company, Ltd.	62,000	224,341
Nippon Parking Development Company, Ltd.	293	9,327
Nippon Pillar Packing Company, Ltd.	4,000	12,329
Nippon Piston Ring Company, Ltd.	13,000	8,418
Nippon Road Company, Ltd.	15,000	32,374
Nippon Seiki Company, Ltd.	10,000	52,833

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Nippon Seisen Company, Ltd.	7,000	$12,575
Nippon Shinyaku Company, Ltd.	14,000	132,948
Nippon Shokubai Company, Ltd.	39,000	240,482
Nippon Signal Company, Ltd.	16,100	81,574
Nippon Soda Company, Ltd.	38,000	108,025
Nippon Steel Trading Company, Ltd.	24,000	28,385
Nippon Suisan Kaisha, Ltd.	66,500	144,384
Nippon Synthetic Chemical Industry Company, Ltd.	20,000	42,595
Nippon System Development Company, Ltd.	12,500	74,880
Nippon Thompson Company, Ltd.	21,000	62,487
Nippon Valqua Industries, Ltd.	25,000	42,438
Nippon Yakin Kogyo Company, Ltd.	35,500	68,350
Nippon Yusoki Company, Ltd.	5,000	10,227
Nippon Zeon Company, Ltd.	51,000	135,302
Nipro Corp.	13,000	198,664
NIS Group Company, Ltd. * (a)	37,913	6,125
Nishimatsu Construction Company, Ltd.	97,000	82,609
Nishimatsuya Chain Company, Ltd.	13,400	98,627
Nissan Shatai Company, Ltd.	26,000	148,778
Nissei Corp.	6,000	42,422
Nissei Plastic Industrial Company, Ltd.	4,000	9,412
Nissen Company, Ltd.	12,600	55,103
Nisshin Fudosan Company, Ltd.	3,000	5,381
Nisshin Oillio Group, Ltd.	37,000	178,515
Nissho Electronics Corp. *	7,700	40,465
Nissin Corp.	26,000	56,766
Nissin Electric Company, Ltd.	16,000	57,177
Nissin Kogyo Company, Ltd. (a)	9,200	84,137
Nissin Sugar Manufacturing Company, Ltd.	12,000	24,235
Nissui Pharmaceutical Company, Ltd.	5,000	37,743
Nitta Corp.	6,600	74,760
Nittan Valve Company, Ltd.	4,000	9,831
Nittetsu Mining Company, Ltd.	17,000	50,985
Nitto Boseki Company, Ltd.	86,000	127,768
Nitto Kogyo Corp.	12,500	91,139
Nitto Kohki Company, Ltd.	3,700	57,187
Nitto Seiko Company, Ltd.	8,000	17,870
NIWS Company HQ, Ltd. * (e)(l)	124	0
NOF Corp.	47,000	160,063
Nohmi Bosai, Ltd. (a)	13,000	104,937
Nomura Company, Ltd.	17,000	40,016
Noritake Company, Ltd.	31,000	81,854
Noritsu Koki Company, Ltd.	6,700	51,873
Noritz Corp.	9,100	116,670
Nosan Corp.	18,000	39,937
NS Solutions Corp.	5,000	56,124
Obayashi Road Corp. *	23,000	30,725
Oenon Holdings, Inc.	9,000	16,087
Oiles Corp.	8,500	86,891
Oita Bank, Ltd.	44,000	238,702
Okabe Company, Ltd.	17,000	65,454
Okamoto Industries, Inc.	22,000	72,440
Okamoto Machine Tool Works, Ltd.	7,000	5,457
Okamura Corp.	16,000	87,033
Okano Valve Manufacturing Company	4,000	30,646
Okasan Holdings, Inc.	52,000	171,389
Oki Electric Industry Company, Ltd. *	160,000	85,660
Okinawa Electric Power Company, Inc.	4,400	268,695
OKK Corp.	10,000	7,796
Okuma Holdings, Inc.	40,000	125,341
Okumura Corp. (a)	47,000	178,238
Okura Industrial Company, Ltd.	8,000	15,922
Okuwa Company, Ltd.	7,000	95,096
Olympic Corp.	4,600	30,315
O-M, Ltd.	8,000	27,066
OMC Card, Inc. *	27,955	40,173
ONO Sokki Company, Ltd.	5,000	13,940
Onoken Company, Ltd.	4,500	29,748
Organo Corp. (a)	10,000	55,344
Oriental Yeast Company, Ltd.	6,000	26,281
Origin Electric Company, Ltd.	6,000	12,193
Osaka Steel Company, Ltd.	8,400	130,111
Osaki Electric Company, Ltd.	10,000	67,642
OSG Corp. (a)	20,400	105,916
Oyo Corp.	7,000	74,544
Pacific Industrial Company, Ltd.	12,000	27,956
Pacific Metals Company, Ltd. (a)	40,000	153,217
PanaHome Corp.	24,000	124,929
Paramount Bed Company, Ltd.	5,000	59,304
Parco Company, Ltd.	18,800	139,417
Paris Miki, Inc.	9,200	66,986
Park24 Company, Ltd. (a)	31,100	211,426
Pasco Corp. *	10,000	14,171
Pasona Group, Inc.	89	46,727
PCA Corp.	1,500	13,434
Penta-Ocean Construction Company, Ltd. *	74,000	88,642
PIA Corp. *	2,600	25,124
Pigeon Corp. (a)	5,200	100,474
Pilot Corp.	46	52,227
Piolax, Inc.	3,800	47,231
Press Kogyo Company, Ltd.	31,000	24,558
Prima Meat Packers, Ltd. * (a)	64,000	78,216
PS Mitsubishi Construction Company, Ltd. *	15,800	37,117
Raito Kogyo Company, Ltd.	9,900	16,127
Rasa Industries, Ltd. (a)	36,000	39,062
Renown, Inc. *	8,000	9,398
Resort Solution Company, Ltd.	9,000	18,389
Resorttrust, Inc. (a)	13,500	117,634
Rhythm Watch Company, Ltd.	53,000	42,996
Ricoh Leasing Company, Ltd.	4,800	61,640
Right On Company, Ltd.	3,900	38,079
Riken Corp.	25,000	47,004
Riken Keiki Company, Ltd.	4,000	21,828
Riken Technos Corp.	8,000	14,451
Riken Vitamin Company, Ltd.	2,000	51,012
Ringer Hut Company, Ltd.	4,800	54,062
Risa Partners, Inc.	52	13,069
Rock Field Company, Ltd.	1,800	19,549
Rohto Pharmaceutical Company, Ltd.	22,000	233,169
Roland Corp.	6,100	61,717
Round One Corp.	10,700	62,077

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Royal Holdings Company, Ltd.	10,100	$98,480
Ryobi, Ltd.	40,000	60,322
Ryoden Trading Company, Ltd.	16,000	75,774
Ryosan Company, Ltd.	12,500	273,177
Ryoshoku, Ltd.	4,000	89,900
Ryoyo Electro Corp.	9,500	74,852
S Foods, Inc.	7,500	60,429
S Science Company, Ltd.	102,000	3,106
Sagami Chain Company, Ltd.	4,000	34,609
Saibu Gas Company, Ltd.	89,000	224,928
Saizeriya Company, Ltd.	10,800	106,456
Sakai Chemical Industry Company, Ltd.	29,000	80,900
Sakai Heavy Industries, Ltd.	9,000	11,654
Sakai Ovex Company, Ltd. *	20,000	15,036
Sakata INX Corp.	17,000	43,591
Sakata Seed Corp.	10,600	139,223
Sala Corp.	8,000	45,711
San-Ai Oil Company, Ltd.	19,000	76,286
Sanden Corp.	34,000	40,896
Sanei-International Company, Ltd.	4,100	23,098
Sanix, Inc. *	12,200	10,271
Sankei Building Company, Ltd.	11,000	54,257
Sanken Electric Company, Ltd.	32,000	78,094
Sanki Engineering Company, Ltd.	18,000	90,851
Sankyo Seiko Company, Ltd.	24,100	39,982
Sankyo-Tateyama Holdings, Inc.	82,000	50,756
Sanoh Industrial Company, Ltd.	8,700	31,033
Sanrio Company, Ltd. (a)	12,100	114,283
Sanshin Electronics Company, Ltd.	9,000	61,886
Sanwa Shutter Corp.	70,000	175,198
Sanyo Chemical Industries, Ltd.	20,000	101,712
Sanyo Denki Company, Ltd.	15,000	26,857
Sanyo Shokai, Ltd. (a)	29,000	87,957
Sanyo Special Steel Company, Ltd.	32,000	61,770
Sasebo Heavy Industries Company, Ltd. (a)	32,000	53,480
Sato Corp.	7,300	57,193
Sato Shoji Corp.	6,000	30,988
Satori Electric Company, Ltd.	2,400	7,930
Secom Techno Service Company, Ltd.	3,000	67,917
Seibu Electric Industry Company, Ltd.	3,000	11,244
Seika Corp.	16,000	35,099
Seikagaku Corp.	11,500	121,189
Seiko Corp.	23,000	40,341
Seino Transportation Company, Ltd.	49,000	228,707
Seiren Company, Ltd.	19,400	88,461
Sekisui Jushi Corp.	12,000	78,166
Sekisui Plastics Company, Ltd.	34,000	98,699
Senko Company, Ltd.	24,000	75,444
Senshu Electric Company, Ltd.	1,500	15,600
Senshukai Company, Ltd.	13,300	84,136
Shibaura Mechatronics Corp. (a)	8,000	21,781
Shibusawa Warehouse Company, Ltd. (a)	17,000	76,334
Shibuya Kogyo Company, Ltd.	3,300	24,981
Shikibo, Ltd.	20,000	19,405
Shikoku Bank, Ltd.	55,000	227,266
Shikoku Chemicals Corp.	15,000	45,399
Shikoku Coca-Cola Bottling Company, Ltd.	4,900	39,221
Shima Seiki Manufacturing, Ltd.	7,400	133,567
Shimachu Company, Ltd.	15,000	231,078
Shimizu Bank, Ltd.	2,700	106,921
Shin Nippon Air Technologies Company, Ltd.	4,500	32,074
Shinagawa Refractories Company, Ltd.	16,000	23,759
Shindengen Electric Manufacturing Company, Ltd.	28,000	46,378
Shin-Etsu Polymer Company, Ltd.	14,700	63,965
Shinkawa, Ltd.	6,500	70,788
Shin-Keisei Electric Railway Company, Ltd.	10,000	34,326
Shinki Company, Ltd. *	30,500	30,527
Shinko Electric Company, Ltd. (a)	24,000	66,782
Shinko Plantech Company, Ltd.	9,900	54,223
Shinko Shoji Company, Ltd.	6,900	45,873
Shinko Wire Company, Ltd.	11,000	16,450
Shin-Kobe Electric Machinery Company, Ltd. (a)	12,000	55,645
Shinmaywa Industries, Ltd.	34,000	68,856
Shinnihon Corp.	8,000	7,808
Shinsho Corp.	13,000	19,448
Shinwa Kaiun Kaisha, Ltd.	21,000	50,360
Shiroki Corp.	26,000	52,736
Shizuki Electric Company, Inc.	8,000	15,856
Shizuoka Gas Company, Ltd.	14,000	89,239
SHO-BOND Holdings Company, Ltd.	4,200	81,469
Shobunsha Publications, Inc.	2,400	10,842
Shochiku Company, Ltd. (a)	25,000	172,402
Shoko Company, Ltd. (a)	20,000	17,660
Showa Aircraft Industry Company, Ltd.	3,000	13,083
Showa Corp.	18,700	54,692
Showa KDE Company, Ltd.	10,000	8,227
Showa Sangyo Company, Ltd.	33,000	94,090
Siix Corp.	4,000	16,623
Silver Seiko, Ltd. * (a)	70,000	3,586
Sinanen Company, Ltd.	19,000	80,060
Sintokogio, Ltd.	13,300	73,948
SKY Perfect JSAT Corp.	475	185,588
SMK Corp.	21,000	34,013
Snow Brand Milk Products Company, Ltd. (a)	54,500	146,608
SNT Corp.	7,000	19,146
Soda Nikka Company, Ltd.	4,000	12,475
Sodick Company, Ltd.	18,800	24,968
Soft99 Corp.	3,500	16,276
Sogo Medical Company, Ltd.	1,400	37,019
Sohgo Security Services Company, Ltd.	17,400	141,958
Sorun Corp.	4,700	19,772
Space Company, Ltd.	4,200	25,398
SRA Holdings, Inc.	3,300	20,529
SSP Company, Ltd. (a)	16,000	89,420
ST Chemical Company, Ltd.	6,000	57,944
St. Marc Holdings Company, Ltd.	1,700	42,867
Star Micronics Company, Ltd.	10,900	91,525
Starzen Company, Ltd.	14,000	32,608
Stella Chemifa Corp. (a)	2,900	55,457
Sugimoto & Company, Ltd.	2,000	19,003
Sumida Corp.	4,100	18,208

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Suminoe Textile Company, Ltd.	11,000	$11,034
Sumiseki Holdings, Inc. *	9,800	6,627
Sumisho Computer Systems Corp.	5,400	58,219
Sumitomo Bakelite Company, Ltd.	34,000	138,218
Sumitomo Densetsu Company, Ltd.	12,700	64,641
Sumitomo Forestry Company, Ltd.	39,400	229,320
Sumitomo Light Metal Industries, Ltd.	82,000	66,444
Sumitomo Mitsui Company, Ltd. *	77,600	44,192
Sumitomo Osaka Cement Company, Ltd.	134,000	286,564
Sumitomo Pipe & Tube Company, Ltd.	6,000	30,189
Sumitomo Precision Products Company, Ltd.	6,000	22,148
Sumitomo Real Estate Sales Company, Ltd.	2,600	64,059
Sumitomo Seika Chemicals Company, Ltd.	13,000	32,881
Sumitomo Titanium Corp.	2,600	55,247
Sumitomo Warehouse Company, Ltd.	48,952	174,267
Sun Wave Corp.	11,000	15,948
Sunx, Ltd.	5,400	14,487
SWCC Showa Holdings Company, Ltd.	80,000	46,813
SxL Corp. *	25,000	6,090
SystemPro Company, Ltd.	49	18,942
T. Hasegawa Company, Ltd.	6,900	72,200
T. Rad Company, Ltd.	15,000	15,567
Tachibana Eletech Company, Ltd.	4,000	29,782
Tachikawa Corp.	4,600	20,990
Tachi-S Company, Ltd.	8,300	37,893
Tadano, Ltd.	25,000	100,205
Taihei Dengyo Kaisha, Ltd.	11,000	97,088
Taihei Kogyo Company, Ltd.	12,000	26,832
Taiheiyo Kaiun Company, Ltd. *	13,000	11,644
Taiheiyo Kouhatsu, Inc. *	31,000	14,707
Taiho Kogyo Company, Ltd.	10,100	43,146
Taikisha, Ltd.	10,000	120,542
Taisei Lamick Company, Ltd.	900	18,396
Taisei Rotec Corp.	18,000	21,694
Taiyo Yuden Company, Ltd.	33,000	195,743
Takagi Securities Company, Ltd.	15,000	10,804
Takamatsu Corp.	6,200	101,108
Takano Company, Ltd.	2,000	10,492
Takaoka Electric Manufacturing Company, Ltd.	18,000	30,172
Takara Holdings, Inc.	37,000	150,008
Takara Printing Company, Ltd.	3,300	25,099
Takara Standard Company, Ltd.	32,000	182,885
Takasago International Corp.	23,000	112,231
Takasago Thermal Engineering Company, Ltd.	18,000	98,110
Takiron Company, Ltd.	10,000	27,436
Takisawa Machine Tool Company, Ltd.	28,000	17,869
Takuma Company, Ltd.	26,000	34,377
Tamura Corp.	22,000	40,134
Tamura Taiko Holdings, Inc.	9,000	8,109
Tasaki Shinju Company, Ltd.	7,000	3,207
Tatsuta Electric Wire & Cable Company, Ltd.	12,000	23,049
Tayca Corp.	11,000	25,181
TBK Company, Ltd.	10,000	10,428
TCM Corp.	22,000	27,792
Teac Corp. *	67,000	18,288
Techno Ryowa, Ltd.	6,400	33,403
Tecmo, Ltd.	5,300	35,231
Teikoku Electric Manufacturing Company, Ltd.	2,000	23,942
Teikoku Piston Ring Company, Ltd.	4,800	14,391
Teikoku Sen-I Company, Ltd.	8,000	27,222
Teikoku Tsushin Kogyo Company, Ltd.	16,000	30,264
Tekken Corp. *	53,000	44,274
Telepark Corp.	44	46,003
Tenma Corp.	6,800	62,044
The Fuji Fire and Marine Insurance Company, Ltd.	43,000	27,739
The Hokkoku Bank, Ltd.	95,000	307,503
The Hyakugo Bank, Ltd.	47,282	246,107
The Pack Corp.	6,600	80,606
The San-in Godo Bank, Ltd.	33,000	234,405
Tigers Polymer Corp.	2,000	6,550
TKC Corp.	4,900	100,638
TOA Corp. *	67,000	81,948
TOA Oil Company, Ltd.	22,000	20,124
TOA Road Corp.	15,000	17,957
Toagosei Company, Ltd.	58,000	130,319
Tobishima Corp. *	158,000	21,067
Tobu Store Company, Ltd.	14,000	41,952
TOC Company, Ltd.	29,500	103,035
Tocalo Company, Ltd.	4,300	36,605
Tochigi Bank, Ltd.	32,000	159,392
Toda Corp.	78,000	204,398
Toda Kogyo Corp.	9,000	26,775
Todentsu Corp.	6,000	9,049
Toei Company, Ltd.	16,000	64,805
Toenec Corp.	14,000	74,213
Tohcello Company, Ltd.	4,000	11,294
Toho Bank, Ltd.	57,000	220,655
Toho Company, Ltd.	12,000	39,808
Toho Real Estate Company, Ltd.	11,600	48,422
Toho Titanium Company, Ltd. (a)	9,700	107,676
Toho Zinc Company, Ltd.	37,000	74,526
Tohoku Bank, Ltd.	15,000	23,338
Tohto Suisan Company, Ltd.	15,000	14,445
Tokai Carbon Company, Ltd.	50,000	156,811
Tokai Corp.	15,000	51,240
Tokai Kanko Company, Ltd.	62,000	12,070
Tokai Rika Company, Ltd.	16,400	130,379
Tokai Rubber Industries, Ltd.	12,800	76,463
Tokai Tokyo Securities Company, Ltd.	61,000	101,451
Tokimec, Inc.	13,000	13,072
Toko Electric Corp.	8,000	17,669
Toko, Inc. *	16,000	18,742
Tokushima Bank, Ltd.	26,000	125,918
Tokushu Tokai Holdings Company, Ltd.	45,000	109,590
Tokyo Dome Corp.	44,000	109,265
Tokyo Electron Device, Ltd.	22	25,222
Tokyo Energy & Systems, Inc.	9,000	71,288
Tokyo Kikai Seisakusho, Ltd.	10,000	15,396
Tokyo Leasing Company, Ltd.	8,000	36,572
Tokyo Ohka Kogyo Company, Ltd.	14,500	188,836
Tokyo Rakutenchi Company, Ltd.	9,000	33,839

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Tokyo Rope Manufacturing Company, Ltd.	34,000	$68,390
Tokyo Sangyo Company, Ltd.	9,500	23,002
Tokyo Seimitsu Company, Ltd. (a)	12,600	96,323
Tokyo Style Company, Ltd.	22,000	124,343
Tokyo Tekko Company, Ltd.	14,000	28,858
Tokyo Theatres Company, Inc.	33,000	68,521
Tokyo Tomin Bank (The), Ltd.	10,400	151,748
Tokyotokeiba Company, Ltd.	57,000	69,474
Tokyu Community Corp.	3,200	53,852
Tokyu Construction Company, Ltd. (a)	22,940	51,416
Tokyu Livable, Inc.	6,600	26,096
Tokyu Recreation Company, Ltd.	6,000	29,065
Toli Corp.	10,000	17,101
Tomato Bank, Ltd.	27,000	65,754
Tomen Electronics Corp.	4,000	42,737
Tomoe Corp.	8,000	15,943
Tomoegawa Company, Ltd. * (a)	17,000	33,694
Tomoku Company, Ltd.	16,000	29,171
Tomy Company, Ltd. (a)	18,500	73,034
Tonami Transportation Company, Ltd.	27,000	68,068
Topcon Corp. (a)	15,500	44,893
Toppan Forms Company, Ltd.	12,500	135,088
Topre Corp.	11,500	81,684
Topy Industries, Ltd.	58,000	85,107
Tori Holdings Company, Ltd. *	73,000	1,492
Torigoe Company, Ltd.	5,000	34,543
Torii Pharmaceutical Company, Ltd.	5,100	72,732
Torishima Pump Manufacturing Company, Ltd.	5,000	50,318
Toshiba Machine Company, Ltd.	33,000	80,736
Toshiba Plant Systems & Services Corp.	16,000	151,323
TOSHIBA TEC Corp. *	34,000	80,271
Tosho Printing Company, Ltd.	21,000	46,341
Totetsu Kogyo Company, Ltd.	6,000	27,855
Tottori Bank, Ltd. (a)	27,000	71,285
Touei Housing Corp.	4,800	6,684
Towa Bank, Ltd. *	46,000	30,188
Towa Corp.	4,900	5,345
Towa Pharmaceutical Company, Ltd.	3,300	135,673
Towa Real Estate Development Company, Ltd.	47,000	18,957
Toyo Construction Company, Ltd. *	118,000	38,165
Toyo Corp.	11,000	96,438
Toyo Electric Manufacturing Company, Ltd.	6,000	27,797
Toyo Engineering Corp.	35,000	94,817
Toyo Ink Manufacturing Company, Ltd.	66,000	118,480
Toyo Kanetsu KK	50,000	78,475
Toyo Kohan Company, Ltd.	22,000	67,025
Toyo Machinery & Metal Company, Ltd.	4,000	4,429
Toyo Securities Company, Ltd.	19,000	25,233
Toyo Sugar Refining Company, Ltd. *	27,000	23,316
Toyo Tire & Rubber Company, Ltd.	40,000	46,077
Toyo Wharf & Warehouse Company, Ltd.	17,000	22,981
Toyobo Company, Ltd.	194,064	261,004
Trans Cosmos, Inc.	11,000	58,258
Trusco Nakayama Corp.	5,800	64,507
Tsubakimoto Chain Company, Ltd.	36,000	68,467
Tsubakimoto Kogyo Company, Ltd.	10,000	18,356
Tsudakoma Corp.	20,000	13,945
Tsugami Corp.	14,000	19,116
Tsukishima Kikai Company, Ltd.	7,000	32,471
Tsurumi Manufacturing Company, Ltd.	4,000	23,112
Tsutsumi Jewelry Company, Ltd.	3,000	52,781
TTK Company, Ltd.	6,000	23,356
TYK Corp.	8,000	17,553
Ube Material Industries, Ltd.	12,000	21,507
Uchida Yoko Company, Ltd.	13,000	37,037
Unicharm Petcare Corp.	4,000	122,909
Uniden Corp.	19,000	27,614
Unimat Life Corp.	6,700	54,612
Union Tool Company, Ltd. (a)	3,000	55,972
Unitika, Ltd.	114,000	70,323
U-Shin, Ltd.	10,400	27,191
Utoc Corp. *	4,300	12,165
Valor Company, Ltd.	9,900	74,628
Venture Link Company, Ltd. *	9,800	1,593
Vital-Net, Inc.	12,300	66,317
Wakachiku Construction Company, Ltd. *	17,000	3,285
Warabeya Nichiyo Company, Ltd.	5,800	76,777
Watabe Wedding Corp.	2,000	31,095
Watami Company, Ltd.	8,000	170,867
Weathernews, Inc.	1,900	20,258
Wood One Company, Ltd.	13,000	26,736
Xebio Company, Ltd.	6,600	99,170
Yahagi Construction Company, Ltd.	8,000	40,311
Yaizu Suisankagaku Industry Company, Ltd.	2,700	27,635
Yamabiko Corp. *	2,700	26,918
Yamagata Bank, Ltd.	41,000	205,904
Yamaichi Electronics Company, Ltd.	3,100	4,896
Yamanashi Chuo Bank, Ltd.	51,686	267,369
Yamatane Corp.	20,000	18,178
Yamazen Corp.	13,400	39,569
Yaoko Company, Ltd.	1,900	54,523
YASKAWA Electric Corp.	48,000	186,693
Yasuda Warehouse Company, Ltd.	4,000	32,072
Yellow Hat, Ltd.	3,600	9,551
Yodogawa Steel Works, Ltd.	50,000	200,404
Yokogawa Bridge Corp.	13,000	115,035
Yokohama Reito Company, Ltd.	16,000	97,989
Yokowo Company, Ltd.	2,800	12,302
Yomeishu Seizo Company, Ltd.	4,000	33,847
Yomiuri Land Company, Ltd.	17,000	48,127
Yondenko Corp.	7,000	28,599
Yonekyu Corp.	6,000	60,443
Yorozu Corp.	6,800	58,628
Yoshimoto Kogyo Company, Ltd.	10,100	94,969
Yoshinoya D&C Company, Ltd. (a)	116	129,424
Yuasa Funashoku Company, Ltd.	4,000	7,064
Yuasa Trading Company, Ltd.	50,000	46,428
Yuken Kogyo Company, Ltd.	14,000	20,386
Yuki Gosei Kogyo Company, Ltd. *	11,000	34,758
Yukiguni Maitake Company, Ltd.	8,500	31,214
Yuraku Real Estate Company, Ltd.	13,000	11,142
Yurtec Corp.	15,000	71,998

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Yushin Precision Equipment Company, Ltd.	2,100	$21,797
Yushiro Chemical Industry Company, Ltd.	3,300	27,342
Zenrin Company, Ltd. (a)	5,000	44,895
Zensho Company, Ltd. (a)	23,600	115,683
Zeria Pharmaceutical Company, Ltd.	10,000	103,709
Zuken, Inc.	7,800	41,821
		68,950,689
Netherlands - 2.40%
Aalberts Industries NV	64,768	324,228
Accell Group NV	2,220	53,155
Arcadis NV	15,371	166,976
ASM International NV *	15,338	99,300
BE Semiconductor Industries NV *	9,412	17,233
Beter Bed Holding NV	4,270	42,984
Brunel International NV	2,953	28,271
Crown Van Gelder NV	2,756	18,602
Crucell NV, ADR *	8,469	158,032
Crucell NV *	8,466	156,586
Draka Holding NV	4,974	34,490
Eriks Group NV	3,577	101,834
Exact Holdings NV	3,687	66,057
Fornix Biosciences NV	1,231	11,427
Fugro NV	9,031	232,107
Gamma Holding NV	586	2,546
Grontmij NV	3,818	69,959
Heijmans NV	4,595	22,159
ICT Automatisering NV	1,167	4,505
Imtech NV	47,994	608,773
InnoConcepts NV	4,554	12,842
KAS Bank NV	3,349	37,101
Kendrion NV	3,294	31,082
Koninklijke BAM Groep NV	49,657	362,490
Koninklijke Boskalis Westinster NV	8,760	166,618
Koninklijke Ten Cate NV	7,549	114,142
Koninklijke Vopak NV	9,587	316,988
Laurus NV *	23,428	63,796
Macintosh Retail Group NV	3,032	30,302
Nederlandsche Apparatenfabriek NEDAP NV	441	9,350
Nutreco Holding NV	11,111	389,240
Oce NV	25,934	65,599
OPG Groep NV	23,944	200,754
Ordina NV	10,287	29,097
Samas NV *	11,681	4,562
SBM Offshore NV	26,230	343,154
Sligro Food Group NV	6,726	141,974
Smit Internationale NV	4,405	188,205
Telegraaf Media Groep NV	8,432	132,357
TKH Group NV	8,719	84,028
Unit 4 Agresso NV	5,229	48,187
USG People NV	19,251	158,376
Van der Moolen Holding NV *	13,465	23,197
Wavin NV	16,521	45,394
		5,218,059
New Zealand - 0.57%
Air New Zealand, Ltd.	79,131	32,343
Ebos Group, Ltd.	3,016	6,896
Fisher & Paykel Appliances Holdings, Ltd.	73,674	17,933
Fisher & Paykel Healthcare Corp.	141,320	235,250
Freightways, Ltd.	29,559	43,444
Hallenstein Glasson Holdings, Ltd.	11,055	11,727
Hellaby Holdings, Ltd.	12,709	3,480
Infratil, Ltd.	128,127	104,002
Mainfreight, Ltd.	25,914	44,961
New Zealand Exchange, Ltd.	2,000	5,388
New Zealand Oil & Gas, Ltd.	76,725	47,940
New Zealand Refining Company, Ltd.	34,998	120,786
Nuplex Industries, Ltd.	26,165	15,906
PGG Wrightson, Ltd.	36,403	16,526
Port of Tauranga, Ltd.	22,511	60,658
Pumpkin Patch, Ltd.	30,500	15,631
Ryman Healthcare, Ltd.	122,620	75,425
Sanford, Ltd.	9,723	26,043
Sky City Entertainment Group, Ltd.	165,036	222,066
Steel & Tube Holdings, Ltd.	7,400	10,160
Tower, Ltd.	53,912	36,957
Vector, Ltd.	80,922	89,178
		1,242,700
Norway - 1.02%
Acta Holding ASA	30,000	7,385
Aktiv Kapital ASA	5,600	26,220
Austevoll Seafood ASA	29,000	45,798
Birdstep Technology ASA *	21,000	8,215
Blom ASA *	7,600	13,639
BW GAS, Ltd. * (a)	13,500	35,247
BW Offshore, Ltd. *	64,000	29,788
Camillo Eitzen & Company ASA	5,800	9,331
Cermaq ASA	17,800	72,055
Copeinca ASA *	15,800	24,532
CorrOcean ASA *	70,000	34,678
Det Norske Oljeselskapb ASA *	260,900	158,989
DOF ASA	9,100	37,422
EDB Business Partner ASA	15,000	24,686
Eitzen Chemical ASA *	26,000	19,094
Ekornes ASA	10,400	102,897
Electromagnetic GeoServices ASA *	2,600	2,020
Eltek ASA *	14,600	1,952
Ementor ASA *	22,653	47,800
Farstad Shipping ASA	4,400	49,301
Ganger Rolf ASA	5,960	89,796
Kongsberg Automotive ASA *	15,000	5,080
Kverneland Gruppen ASA *	19,000	14,093
Nordic Semiconductor ASA *	7,500	15,727
Norse Energy Corp. ASA *	62,000	24,753
Norske Skogindustrier ASA * (a)	51,000	83,477
Norwegian Air Shuttle ASA *	2,792	13,664
Odfjell ASA	6,507	34,076
ODIM ASA *	7,900	25,595
Pan Fish ASA *	959,431	229,511
Petrolia Drilling ASA *	165,000	8,820
PhotoCure ASA *	1,408	4,872
Prosafe Production Public, Ltd. *	8,635	14,014

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Norway (continued)
Q-Free ASA *	22,000	$42,892
Scana Industrier ASA	28,000	27,651
Schibsted ASA	17,500	102,580
Sevan Marine ASA *	55,533	50,799
Solstad Offshore ASA	4,000	36,783
Songa Offshore ASA *	22,500	32,225
Sparebanken Midt-Norge ASA	18,015	72,292
TGS Nopec Geophysical Company ASA *	32,000	208,379
Tomra Systems ASA	42,721	143,639
TTS Marine ASA	6,100	15,468
Veidekke ASA	26,700	105,136
Wilhelm Wilhelmsen ASA	5,400	54,127
		2,206,498
Portugal - 0.57%
Altri SGPS SA (a)	12,342	25,014
Banco BPI SA	86,043	156,421
Finibanco Holding SGPS SA	5,017	12,337
Impresa, SGPS SA *	29,906	25,914
Investimentos Participacoes e Gestao SA *	57,093	20,144
Mota Engil, SGPS SA	29,599	82,347
Novabase SGPS SA *	7,943	39,170
Pararede SGPS SA *	19,555	15,739
Portucel - Empresa Produtora de Pasta e Papel SA	112,684	207,781
PT Multimedia.com, SGPS, SA (a)	67,195	319,176
SAG GEST-Solucoes Automovel Globais SGPS SA	9,334	12,700
Semapa-Sociedade de Investimento & Gestao, SGPS SA (a)	25,623	193,648
Sonae Industria, SGPS SA (a)	21,800	37,574
Sonae, SGPS SA	42,153	23,507
Sonaecom, SGPS SA *	36,742	51,297
Teixeira Duarte-Engenharia & Construcoes SA	37,298	19,859
		1,242,628
Singapore - 1.12%
Allgreen Properties, Ltd.	258,000	64,932
Asia Food & Properties, Ltd. *	464,000	46,467
ASL Marine Holdings, Ltd.	37,000	9,931
Beyonics Technology, Ltd.	178,000	11,982
Bonvests Holdings, Ltd.	56,400	20,275
Bukit Sembawang Estates, Ltd.	18,000	34,549
Cerebos Pacific, Ltd.	22,000	36,383
CH Offshore, Ltd.	136,000	20,990
Chartered Semiconductor Manufacturing, Ltd., ADR *	11,031	17,429
Chartered Semiconductor Manufacturing, Ltd. *	191,000	29,939
China Merchants Holdings Pacific, Ltd.	70,000	18,350
Chip Eng Seng Corp., Ltd.	107,000	10,239
Chuan Hup Holdings, Ltd.	192,000	20,338
Creative Technology, Ltd. *	15,150	37,892
CSC Holdings, Ltd.	191,000	9,185
CSE Global, Ltd.	113,000	24,635
CWT, Ltd.	31,000	6,077
Delong Holdings, Ltd.	45,500	17,345
Ezra Holdings, Ltd. *	82,000	26,768
FJ Benjamin Holdings, Ltd.	66,000	4,662
Food Empire Holdings, Ltd.	52,800	8,677
Fu Yu Corp., Ltd. *	220,000	6,308
Furama, Ltd.	12,000	7,350
Goodpack, Ltd.	57,000	26,805
Guocoland, Ltd.	79,300	52,978
Hersing Corp., Ltd.	88,000	9,509
Hi-P International, Ltd.	80,000	18,964
Ho Bee Investment, Ltd.	128,000	26,118
Hong Fok Corp., Ltd. *	74,800	9,336
Hong Leong Asia, Ltd.	43,000	12,781
Hotel Plaza, Ltd.	60,000	40,070
Hotel Properties, Ltd.	67,100	38,275
HTL International Holdings, Ltd. *	57,000	2,548
HupSteel, Ltd.	100,000	7,071
Hwa Hong Corp., Ltd.	92,000	18,021
Hyflux, Ltd.	62,000	59,503
Innotek, Ltd.	65,000	8,410
Jaya Holdings, Ltd.	102,000	16,465
Jurong Technologies Industrial Corp., Ltd.	83,200	1,344
K1 Ventures, Ltd.	374,000	31,340
Keppel Telecommunications & Transportation Company, Ltd.	47,000	21,930
Kim Eng Holdings, Ltd.	113,795	85,342
KS Energy Services, Ltd.	48,000	22,029
Low Keng Huat Singapore, Ltd.	110,000	9,928
Manhattan Resources, Ltd. *	61,000	12,368
MediaRing, Ltd. *	145,000	6,011
Metro Holdings, Ltd.	118,000	20,522
MFS Technology, Ltd.	56,000	3,799
Midas Holdings, Ltd.	77,000	20,596
MobileOne, Ltd.	116,000	116,449
NatSteel, Ltd.	41,000	27,940
Orchard Parade Holdings, Ltd.	70,000	25,703
Osim International, Ltd. *	81,000	2,606
Pan-United Corp., Ltd.	61,000	15,794
Parkway Holdings, Ltd.	226,000	150,971
Petra Foods, Ltd.	46,000	9,482
Raffles Education Corp., Ltd.	280,000	73,993
Rotary Engineering, Ltd.	57,000	9,058
SBS Transit, Ltd.	29,500	31,402
SC Global Developments, Ltd.	55,000	12,964
Sim Lian Group, Ltd.	42,000	6,357
Singapore Food Industries, Ltd.	68,000	40,778
Singapore Land, Ltd.	48,000	104,438
Singapore Post, Ltd.	341,000	168,904
Singapore Reinsurance Corp., Ltd.	72,000	5,512
Singapore Shipping Corp., Ltd.	90,000	8,573
Sinomem Technology, Ltd. *	76,000	3,880
Sunningdale Tech, Ltd.	200,000	6,396
Tat Hong Holdings, Ltd.	76,000	27,152
TT International, Ltd. *	190,000	2,428
Tuan Sing Holdings, Ltd. *	188,000	9,032
United Engineers, Ltd.	39,000	27,261
UOB-Kay Hian Holdings, Ltd.	75,000	42,854
Venture Corp., Ltd.	65,000	204,297
WBL Corp., Ltd.	30,000	67,693

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore (continued)
Wheelock Properties (S), Ltd.	106,000	$62,079
Wing Tai Holdings, Ltd.	167,300	78,171
Yongnam Holdings, Ltd. *	247,000	13,396
		2,428,329
South Korea - 0.00%
Pantech & Curitel Communications, Inc. * (e)(l)	882	0
Pantech Company, Ltd. * (e)(l)	1,112	0
Spain - 2.34%
Abengoa SA	12,595	162,571
Adolfo Dominguez SA	1,580	11,128
Amper SA	6,189	39,525
Antena 3 de Television SA	25,273	105,311
Avanzit SA *	25,467	20,022
Azkoyen SA *	6,990	22,500
Banco Guipuzcoano SA	38,237	252,097
Banco Pastor SA	51,168	220,555
Baron de Ley SA *	1,392	50,882
Campofrio Alimentacion SA	7,918	80,590
Cementos Portland Valderrivas SA	3,931	84,980
Construcciones & Auxiliar de Ferrocarriles SA	616	166,701
Corporacion Dermoestetica SA *	3,631	13,419
Duro Felguera SA	12,223	74,302
Ebro Puleva SA	33,725	381,705
Elecnor SA	11,278	89,329
Ercros SA *	305,710	61,369
FAES FARMA SA	51,074	210,132
General de Alquiler de Maquinaria *	6,056	31,289
Gestevision Telecinco SA	2,864	20,346
Grupo Catalana Occidente SA	18,347	204,321
Grupo Empresarial Ence SA	34,402	79,060
Iberia Lineas Aereas de Espana SA	170,106	389,951
Iberpapel Gestion SA	2,124	24,137
La Seda de Barcelona SA	199,812	110,019
Mecalux SA *	3,385	30,925
Miquel y Costas SA	3,706	55,974
Natra SA	4,190	21,262
Natraceutical SA *	49,023	22,768
NH Hoteles SA	21,220	67,479
Obrascon Huarte Lain SA	13,227	138,218
Papeles & Cartones de Europa SA	10,706	37,970
Pescanova SA	1,698	56,669
Prim SA	3,135	27,073
Promotora de Informaciones SA	31,820	50,091
Prosegur Cia de Seguridad SA	7,799	199,973
Service Point Solutions SA *	25,764	19,345
Sociedad Nacional Inds., Aplicaciones Celulosa Espanola SA *	18,863	19,933
Sol Melia SA	21,913	74,661
SOS Cuetara SA	12,361	124,970
Tavex Algodonera SA *	8,440	4,132
Tecnicas Reunidas SA	4,345	120,679
Tecnocom, Telecomunicaciones & Energia SA *	9,491	41,203
Tubacex SA	34,476	85,004
Tubos Reunidos SA	59,205	139,574
Unipapel SA	2,109	23,572
Urbas Proyectos Urbanisticos SA *	10,449	2,099
Vertice Trescientos Sesenta Grados *	1,265	947
Vidrala SA	5,408	114,129
Viscofan SA	18,944	365,992
Vocento SA	23,625	99,934
Zeltia SA *	57,790	239,677
		5,090,494
Sweden - 1.42%
AarhusKarlshamn AB	8,830	125,495
Acando AB, Series B	14,000	16,623
Active Biotech AB *	4,550	19,323
AddTech AB, Series B	3,800	31,697
Angpanneforeningen AB, Series B	3,400	39,549
Anoto Group AB *	31,000	15,372
Axfood AB	8,250	157,979
Axis Communications AB	9,900	44,005
BE Group AB	7,800	18,475
Beijer Alma AB	5,200	38,175
Beijer Electronics AB	1,777	16,590
Bergman & Beving AB, Series B	6,950	42,640
Bilia AB, Series A	5,300	12,184
Billerud Aktibolag AB	11,500	22,676
BioGaia AB *	5,360	23,154
Biotage AB *	25,000	14,048
Biovitrum AB *	8,300	47,809
Bong Ljungdahl AB, Series B	4,000	5,919
Cardo AB	6,500	106,814
Clas Ohlson AB, Series B	7,150	54,147
Cloetta AB, Class B *	11,625	36,526
Concordia Maritime AB, Series B	6,500	9,570
D. Carnegie & Company AB ^ (e)(l)	52,789	0
Elekta AB, Series B (a)	24,800	271,695
Enea AB *	63,903	157,043
Eniro AB	19,745	13,327
Fagerhult AB	600	7,220
G & L Beijer AB	2,000	28,711
Gunnebo AB	5,274	9,834
Haldex AB	8,300	27,395
Hemtex AB	3,578	6,314
HIQ International AB	18,000	40,906
Hoganas AB, Series B	9,500	83,102
Industrial & Financial Systems AB	5,600	27,352
Indutrade AB	5,550	51,384
Intrum Justitia AB	16,500	96,757
JM AB	24,127	101,183
KappAhl Holding AB	13,900	49,636
Lagercrantz AB	4,000	8,851
Lindab International AB	19,300	92,292
Medivir AB *	4,800	24,564
Mekonomen AB	2,200	19,992
Micronic Laser Systems AB *	7,700	6,170
Munters AB	14,350	43,536
NCC AB	22,448	120,007
Net Insight AB *	50,000	18,603
New Wave Group AB, Series B	6,000	4,611
Nibe Industrier AB, Series B	19,700	120,786
Nobia AB	42,800	81,032

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Nolato AB, Series B	4,700	$15,060
OEM International AB, Series B	13,900	64,559
ORC Software AB	1,800	17,704
PA Resources AB * (a)	33,946	48,080
Peab AB, Series B	40,300	111,165
Proffice AB *	10,000	9,608
Q-Med AB	14,300	44,251
Rederi AB Transatlantic, Series B	9,000	26,781
Rezidor Hotel Group AB	33,400	46,979
RNB Retail & Brands AB *	41,200	21,622
SAS AB *	6,315	18,008
Semcon AB *	4,200	7,046
Sensys Traffic AB *	60,000	15,261
Sintercast AB *	1,700	5,970
Skanditek Industriforvaltning AB	9,500	13,623
SkiStar AB, Series B	5,100	46,520
Studsvik AB	1,200	7,243
Sweco AB, Series B	13,000	55,921
TradeDoubler AB	6,000	16,438
Trelleborg AB, Series B (a)	28,820	84,945
		3,087,857
Switzerland - 5.13%
Advanced Digital Broadcast Holdings SA *	1,275	26,087
AFG Arbonia-Forster Holding AG	528	40,739
Allreal Holding AG	2,415	224,084
Also Holding AG	779	18,083
Aryzta AG *	14,417	324,763
Ascom Holding AG *	7,392	43,985
Bachem Holding AG	999	55,515
Bank Coop AG	2,383	147,591
Bank Sarasin & Compagnie AG, Series B	14,334	302,452
Banque Cantonale de Geneve	76	11,543
Banque Privee Edmond de Rothschild SA	1	19,130
Basilea Pharmaceutica AG *	2,093	97,660
Belimo Holding AG	105	68,971
Bell Holding AG	77	94,860
Berner Kantonalbank *	1,515	292,180
Bobst Group AG	2,924	73,630
Bossard Holding AG	1,000	31,120
Bucher Industries AG	1,890	119,118
Burckhardt Compression Holding AG	644	58,505
Card Guard AG *	1,457	14,715
Centralschweizerische Kraftwerke AG	369	118,259
Charles Voegele Holding AG *	2,665	70,431
Ciba Holding AG *	15,988	673,769
Clariant AG *	90,231	336,378
Conzzeta Holding AG	70	89,512
Cytos Biotechnology AG *	1,298	23,888
Daetwyler Holding AG *	2,100	75,283
Dufry Group AG	1,867	34,556
EFG International, ADR	14,074	97,662
Eichhof Holding AG	21	3,770
Emmi AG	663	62,837
EMS-Chemie Holding AG	3,454	252,643
Energiedienst Holding AG *	2,959	113,597
Flughafen Zuerich AG	1,453	305,128
Forbo Holding AG *	755	106,451
Galenica Holding AG (a)	1,642	460,673
Georg Fischer AG *	1,441	167,980
Gurit Heberlein AG	475	132,201
Helvetia Patria Holding AG	1,731	265,069
Industrieholding Cham AG *	133	18,740
Interroll Holding AG *	144	29,257
Jelmoli Holding AG	177	357,988
Kaba Holding AG, Series B	621	102,527
Kardex AG *	1,244	28,144
Komax Holding AG	999	35,742
Kudelski SA	11,049	116,122
Kuoni Reisen Holding AG, Series B	3,158	754,704
LEM Holding SA	350	41,790
Luzerner Kantonalbank AG	792	165,677
Medisize Holding AG	3,598	131,814
Metall Zug AG	29	42,004
Meyer Burger Technology AG *	641	43,864
Mobilezone Holding AG	8,109	43,323
Mobimo Holding AG *	1,246	132,392
Nobel Biocare Holding AG, Series BR	21,630	345,329
Orell Fuessli Holding AG	223	26,540
Panalpina Welttransport Holding AG	2,569	91,823
Partners Group Holding AG	3,086	167,480
Phoenix Mecano AG	185	47,244
Precious Woods Holding AG *	632	17,777
PubliGroupe SA	515	25,853
Quadrant AG *	737	30,778
Rieter Holding AG	1,205	131,403
Romande Energie Holding SA	187	270,669
Schaffner Holding AG *	90	10,454
Schulthess Group AG	805	27,139
Schweiter Technologies AG	263	78,555
Schweizerhall Holding AG	533	85,748
Schweizerische National-Versicherungs-Gesellschaft AG *	329	148,822
Siegfried Holding AG	595	41,172
Sika AG	189	128,363
St. Galler Kantonalbank	993	292,119
Sulzer AG	8,112	315,548
Swissfirst AG	1,224	37,333
Swisslog Holding AG *	60,097	18,396
Swissquote Group Holding SA *	1,660	55,742
Tamedia AG	591	22,447
Tecan Group AG *	2,658	72,321
Temenos Group AG *	18,374	171,791
Tornos SA *	2,391	9,889
Valora Holding AG	1,019	134,743
Vaudoise Assurances Holding SA	226	25,150
Verwaltungs & Privat Bank AG	5,047	322,116
Vontobel Holding AG	12,993	201,259
VZ Holding AG	1,197	27,791
WMH Walter Meier AG, Series A *	120	6,119
Ypsomed Holding AG *	908	54,851
Zehnder Group AG	82	54,623

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Zuger Kantonalbank	41	$138,337
		11,134,630
United Kingdom - 17.53%
A.G. Barr PLC	2,441	43,693
Aberdeen Asset Management PLC	223,071	418,557
Acal PLC	5,883	7,488
AEA Technology PLC *	18,852	4,152
Aegis Group PLC	298,549	288,304
Aga Rangemaster Group PLC	17,247	19,158
Aggreko PLC	98,123	498,072
Alexon Group PLC	6,881	1,428
Alizyme PLC *	58,896	5,058
Alphameric PLC *	33,484	8,826
Anglo Pacific Group PLC	35,012	53,401
Anglo-Eastern Plantations PLC	3,369	11,546
Anite PLC	70,873	29,359
Antisoma PLC *	137,552	54,194
ARC International PLC *	45,915	6,391
Arena Leisure PLC	50,686	10,864
Aricom PLC *	289,439	116,693
Ark Therapeutics Group PLC *	66,781	45,789
Arm Holdings PLC, ADR	133,112	557,739
Arriva PLC	60,849	375,500
Aryzta AG *	12,094	271,379
Ashtead Group PLC	175,651	85,387
Assura Group, Ltd. *	58,590	21,816
Aveva Group PLC	18,285	124,122
Avis Europe PLC *	85,382	4,439
Avon Rubber PLC *	11,107	6,231
Axis-Shield PLC *	13,255	59,607
Babcock International Group PLC	74,692	482,237
Barratt Developments PLC	92,311	111,734
BBA Aviation PLC	133,833	132,980
Beazley Group PLC	118,130	174,215
Bellway PLC	36,565	327,929
Berkeley Group Holdings PLC *	32,836	405,985
Bespak PLC	7,040	42,054
Biocompatibles International PLC *	10,935	15,897
Blacks Leisure Group PLC	5,193	3,095
Bloomsbury Publishing PLC	15,244	28,859
BlueBay Asset Management PLC	18,457	24,753
Bodycote PLC *	171,143	287,122
Bovis Homes Group PLC	39,503	217,531
BPP Holdings PLC	8,591	39,864
Braemar Seascope Group PLC	1,189	4,144
Brammer PLC	13,505	17,642
Brewin Dolphin Holdings PLC	41,062	65,571
Brit Insurance Holdings PLC	109,974	296,699
British Polythene Industries PLC	4,400	8,639
Britvic PLC	52,403	171,549
BSS Group PLC	36,568	142,062
BTG PLC *	70,534	139,311
Burberry Group PLC	36,710	133,944
Business Post Group PLC	6,109	23,842
Capital & Regional PLC	14,846	5,089
Care UK PLC	18,019	72,173
Carillion PLC	153,296	479,456
Carpetright PLC	8,793	55,818
Carphone Warehouse	145,175	217,882
Castings PLC	7,764	14,259
Catlin Group, Ltd.	100,912	595,981
Centaur Media PLC	37,860	10,416
Charles Stanley Group PLC	5,789	13,709
Charles Taylor Consulting PLC	5,241	15,726
Charter International PLC	40,569	243,349
Chemring Group PLC	8,354	259,823
Chesnara PLC	28,486	51,726
Chime Communications PLC	5,000	4,010
Chloride Group PLC	46,548	86,517
Chrysalis Group PLC *	7,473	6,383
Clarkson PLC	3,067	20,791
Clinton Cards PLC	33,476	5,746
Close Brothers Group PLC	47,653	334,494
Collins Stewart PLC	49,196	44,283
Colt Telecom Group PLC *	73,320	84,154
COLT Telecom Group SA * (l)	22,729	0
Communisis PLC	29,820	13,563
Computacenter PLC	34,471	66,199
Connaught PLC	30,235	145,731
Cookson Group PLC	59,133	10,935
Corin Group PLC	4,524	3,145
Costain Group PLC	147,453	46,814
Cranswick PLC	14,947	137,052
Creston PLC	10,587	4,660
Croda International PLC	34,453	239,742
CSR PLC * (a)	55,697	157,279
D.S. Smith PLC	179,314	176,794
Daily Mail and General Trust PLC	103,028	365,400
Dairy Crest Group PLC	46,378	161,927
Dana Petroleum PLC *	23,597	336,803
Davis Service Group PLC	55,047	179,858
Dawson Holdings PLC	18,937	14,430
De La Rue Plc Group	26,684	392,127
Debenhams PLC	317,058	170,654
Dechra Pharmaceuticals PLC	20,895	126,419
Delta PLC	57,839	82,489
Development Securities PLC	14,917	50,574
Devro PLC	33,835	47,050
Dicom Group PLC	23,156	38,079
Dignity PLC	21,714	191,815
Dimension Data Holdings PLC	442,473	224,177
Diploma PLC	29,370	46,132
Dixons Group PLC	614,436	176,704
Domino Printing Sciences PLC	29,115	80,664
DTZ Holdings PLC	19,551	10,214
Dunelm Group PLC	6,499	17,162
E2V Technologies PLC	13,926	7,756
easyJet PLC *	68,193	299,080
Electrocomponents PLC	133,547	231,832
Elementis PLC	144,030	71,367
Emerald Energy PLC *	6,316	38,719
Ennstone PLC	77,985	1,284

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Euromoney Institutional Investor PLC	19,007	$48,642
Evolution Group PLC	61,725	89,173
F&C Asset Management PLC	110,863	121,117
Fenner PLC	51,492	50,542
Filtrona PLC	77,980	127,684
Filtronic PLC *	7,589	2,818
Findel PLC	15,671	17,850
Forth Ports PLC	10,700	122,874
Fortune Oil PLC *	359,509	30,367
French Connection Group PLC	23,390	16,820
Fuller Smith & Turner PLC	8,112	41,811
Future PLC	44,714	10,537
Galiform PLC	112,844	23,647
Galliford Try PLC	100,742	56,799
Game Group PLC	182,118	378,617
Games Workshop Group PLC *	3,609	9,930
Genus PLC	16,764	154,328
Go-Ahead Group PLC	10,036	130,823
Goldshield Group PLC	6,425	28,885
Grafton Group PLC *	85,264	142,357
Greene King PLC	27,045	161,916
Greggs PLC	2,083	108,896
Halfords Group PLC	59,177	219,382
Halma PLC	98,642	221,860
Hampson Industries PLC	46,761	54,206
Hansard Global PLC	11,952	26,073
Hardy Oil & Gas PLC *	12,212	30,859
Hardy Underwriting Bermuda, Ltd.	7,824	29,560
Hardy Underwriting Bermuda, Ltd. *	3,599	1,005
Hargreaves Lansdown PLC	48,528	137,829
Hays PLC	572,910	621,382
Headlam Group PLC	26,325	75,859
Helical Bar PLC	23,786	101,089
Helphire PLC	49,785	19,570
Henderson Group PLC	193,512	218,855
Henry Boot PLC	22,990	23,500
Heritage Oil, Ltd. * (a)	32,122	115,666
Hikma Pharmaceuticals PLC	31,690	169,614
Hill & Smith Holdings PLC	19,511	45,105
Hiscox PLC	151,075	601,279
HMV Group PLC	132,768	241,948
Hochschild Mining PLC	27,852	86,909
Hogg Robinson Group PLC	39,788	8,666
Holidaybreak PLC	9,477	26,329
Homeserve PLC	37,619	534,167
Hunting PLC	30,753	181,454
Huntsworth PLC	22,389	13,537
Hyder Consulting PLC	9,707	13,482
IG Group Holdings PLC	113,408	432,149
Imagination Technologies Group PLC *	42,827	38,780
IMI PLC	108,003	405,670
Inchcape PLC	24,252	15,387
Informa PLC	165,038	500,308
Innovation Group PLC	119,179	8,568
Intec Telecom Systems PLC *	40,144	16,609
Intermediate Capital Group PLC	35,414	131,237
International Personal Finance PLC	80,239	128,783
Interserve PLC	43,366	100,324
Intertek Group PLC	51,363	604,987
Invensys PLC *	21,882	47,363
ITE Group PLC	55,431	39,044
J.D. Wetherspoon PLC	24,171	132,403
James Fisher & Sons PLC	11,043	48,574
Jardine Lloyd Thompson Group PLC	49,547	321,566
JJB Sports PLC	64,418	8,332
JKX Oil & Gas PLC	56,800	167,336
John Menzies PLC	7,960	6,968
John Wood Group PLC	110,719	304,549
Johnston Press PLC	162,592	16,198
Keller Group PLC	19,354	161,047
Kesa Electricals PLC	163,292	245,628
Kier Group PLC	10,986	140,768
Kingston Communications PLC	123,424	28,587
Ladbrokes PLC	176,292	435,272
Laird Group PLC	48,620	50,225
Laura Ashley Holdings PLC	68,094	9,925
Lavendon Group PLC	9,915	10,924
Liontrust Asset Management PLC	5,127	6,239
Logica PLC	566,358	552,363
Lookers PLC	35,795	10,944
Low & Bonar PLC	45,266	15,809
Low & Bonar PLC * (l)	38,799	0
LSL Property Services PLC	7,930	7,324
Luminar Group Holdings PLC	26,199	37,397
M.J. Gleeson Group PLC	11,305	14,891
Management Consulting Group PLC	104,375	42,818
Manganese Bronze Holdings PLC	3,263	3,047
Marshalls PLC	38,912	38,367
Marston's PLC	71,152	117,047
McBride PLC	45,783	73,060
Medusa Mining, Ltd. *	31,637	27,760
Meggitt PLC	221,868	395,031
Melrose PLC	136,734	128,764
Melrose Resources PLC	17,369	44,707
Metalrax Group PLC *	29,412	3,107
Michael Page International PLC	81,821	250,757
Micro Focus International PLC	30,657	124,432
Millennium & Copthorne Hotels PLC	56,178	149,730
Minerva PLC *	48,210	5,840
Misys PLC	137,007	210,176
Mitie Group PLC	86,322	217,187
Mondi PLC	146,449	256,451
Morgan Crucible Company PLC	71,096	88,635
Morgan Sindall PLC	13,744	107,547
Morse PLC	17,420	2,887
Mothercare PLC	27,714	149,956
Mouchel Parkman PLC	27,771	129,194
MWB Group Holdings PLC *	24,660	7,927
N. Brown Group PLC	53,451	152,038
National Express Group PLC	43,886	146,240
Northern Foods PLC	153,388	101,997
Northgate PLC	23,512	13,971

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Northumbrian Water Group PLC	65,840	$207,372
Novae Group PLC	16,766	73,053
Oxford Biomedica PLC *	90,000	8,607
Oxford Instruments PLC	9,649	18,624
Pace Micro Technology PLC *	44,430	37,393
PartyGaming PLC *	35,444	98,020
Paypoint PLC	15,414	84,121
Pendragon PLC	119,021	6,653
Persimmon PLC	119,284	581,815
Phoenix IT Group, Ltd.	9,852	24,947
Photo-Me International PLC *	22,753	3,877
Pinewood Shepperton PLC	8,060	13,614
Premier Farnell PLC	95,089	165,334
Premier Foods PLC	257,351	109,875
Premier Oil PLC *	22,418	244,498
Prostrakan Group PLC *	2,053	2,215
Provident Financial PLC	44,097	513,284
Psion PLC	30,129	14,905
Punch Taverns PLC	60,285	32,618
PV Crystalox Solar PLC	68,005	82,509
PZ Cussons PLC	84,273	200,141
Qinetiq PLC	191,644	377,835
Quintain Estates & Development PLC	40,357	14,376
Rank Group PLC *	117,546	98,545
Rathbone Brothers PLC	10,169	110,461
Raymarine PLC	13,480	2,436
REA Holdings PLC	2,127	6,570
Redrow PLC	62,595	125,843
Regus PLC	350,046	245,552
Renishaw PLC	11,721	51,288
Rensburg Sheppards PLC	5,718	30,285
Restaurant Group PLC	47,761	77,664
Ricardo PlC	16,197	38,338
Rightmove PLC	14,759	47,264
RM PLC	13,965	33,877
Robert Walters PLC	17,416	24,074
Robert Wiseman Dairies PLC	9,457	44,720
ROK PLC	47,492	24,404
Rotork PLC	23,227	236,579
Royalblue Group PLC	5,481	60,999
RPC Group PLC	19,627	36,579
RPS Group PLC	59,899	110,497
Salamander Energy PLC *	26,350	37,642
Savills PLC	40,787	168,743
SCI Entertainment Group PLC *	24,546	11,145
Scott Wilson Group PLC	18,538	19,854
SDL PLC *	16,966	72,778
Senior PLC	136,652	47,695
Severfield Rowen PLC	21,880	44,266
Shanks Group PLC	68,152	56,356
Shore Capital Group PLC	82,607	16,445
SIG PLC	44,924	82,374
Skyepharma PLC *	1,272	3,051
Smiths News PLC	49,558	41,032
Soco International PLC *	15,365	259,163
Southern Cross Healthcare, Ltd.	50,751	67,614
Spectris PLC	34,386	210,550
Speedy Hire PLC	16,956	28,643
Spirax-Sarco Engineering PLC	28,330	322,863
Spirent Communications PLC, ADR	1,208	2,960
Spirent Communications PLC	174,932	110,967
Sportech PLC *	14,940	14,918
Sports Direct International PLC	54,705	45,091
Spring Group PLC	29,466	15,364
SSL International PLC	51,566	354,930
St James's Place PLC	70,943	191,637
St. Ives Group PLC	24,755	16,656
St. Modwen Properties PLC	37,749	44,935
Stagecoach Group PLC	78,051	128,372
Sthree PLC	28,317	70,301
STV Group PLC *	6,014	4,238
Taylor Woodrow PLC	330,627	86,761
Ted Baker PLC	5,384	25,738
Telecom Plus PLC	9,371	44,024
Thorntons PLC	10,805	7,877
Tomkins PLC, SADR	21,690	138,382
Topps Tiles PLC	25,009	8,027
Town Centre Securities PLC	4,430	3,984
Travis Perkins PLC	36,335	168,363
Tribal Group PLC	11,250	17,147
Trinity Mirror PLC	85,363	37,513
TT electronics PLC	41,687	12,921
Tullett Prebon PLC	49,804	91,012
UK Coal PLC *	38,818	59,213
Ultra Electronics Holdings PLC	20,380	319,876
Umeco PLC	12,886	33,050
Uniq PLC *	31,252	7,371
United Business Media, Ltd.	78,451	462,597
UTV Media PLC	12,462	7,622
Vectura Group PLC *	86,275	73,255
Venture Production PLC	35,579	258,225
Victrex PLC	29,565	202,193
Vislink PLC	22,958	6,720
Vitec Group PLC	8,660	20,711
VP PLC	664	1,168
VT Group PLC	43,395	303,487
W.S. Atkins PLC	32,651	212,598
Weir Group PLC	76,226	375,129
Wellstream Holdings PLC	9,675	62,815
WH Smith PLC	34,882	167,236
White Young Green PLC	9,034	3,123
William Hill PLC	75,121	252,372
Wilmington Group PLC	8,311	12,127
Wincanton PLC	37,919	66,243
Wolfson Microelectronics PLC *	35,719	39,226
Woolworths Group PLC	94,167	1,645
WSP Group PLC	16,690	40,483
Xaar PLC	17,577	13,643
Xchanging PLC	58,411	168,350
Yell Group PLC	268,581	79,153
Yule Catto & Company PLC	83,739	61,929
		38,065,588

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States - 0.35%
Arawak Energy, Ltd. *	9,400	$7,315
Arsenal Energy, Inc. *	12,500	1,326
Aurora Oil and Gas, Ltd. *	74,000	5,442
Berens Energy, Ltd. *	14,100	4,987
Calian Technologies, Ltd.	500	5,105
Canadian Gold Hunter Corp. *	4,900	1,021
Candente Resource Corp. *	8,600	1,048
Cardero Resource Corp. *	13,100	17,608
Cinch Energy Corp. *	11,600	4,012
City Telecom HK, Ltd.	1,717	3,863
Computer Modelling Group, Ltd.	800	5,748
Diagnocure, Inc. *	10,300	7,287
Eastmain Resources, Inc. *	21,300	15,906
Easyhome, Ltd.	700	5,634
Far West Mining, Ltd. *	4,700	3,879
Formation Capital Corp. *	29,000	4,331
Fortune Minerals, Ltd. *	3,334	1,061
GBS Gold International, Inc. *	30,800	121
Glacier Media, Inc. *	22,800	29,571
Glentel, Inc.	4,200	23,935
Globestar Mining Corp. *	12,700	4,293
Great Panther Resources, Ltd. *	22,200	7,329
Great Plains Exploration, Inc. *	41,500	5,382
Hemisphere GPS, Inc. *	10,400	8,584
Hillsborough Resources, Ltd. *	24,400	3,932
Inter-Citic Minerals, Inc. *	21,300	8,371
Intrinsyc Software International, Inc. *	15,509	1,219
Isotechnika, Inc. *	33,700	3,179
Magellan Aerospace Corp. *	2,240	792
Marsulex, Inc.	4,700	30,294
Matrikon, Inc.	3,200	4,653
MDN, Inc. *	17,700	7,652
Midnight Oil Exploration, Ltd. *	5,400	3,311
Minco Silver Corp. *	7,600	8,244
MKS, Inc.	18,100	17,784
Open Range Energy Corp. *	5,000	3,301
Parkbridge Lifestyles Communities, Inc. *	9,830	22,330
PDX Resources Inc *	14,200	28,797
Profound Energy, Inc. *	15,380	7,858
Prometic Life Sciences, Inc. *	31,089	3,421
Pure Energy Services, Ltd. *	5,900	4,730
Queenston Mining, Inc. *	16,000	42,761
Questerre Energy Corp. *	50,000	35,372
Redcorp Ventures, Ltd. *	9,000	71
Signet Jewelers, Ltd. (a)	28,429	210,375
Technicoil Corp. *	14,900	3,045
Tesco Corp. *	8,600	65,962
TUSK Energy Corp. *	19,200	31,995
Webtech Wireless, Inc. *	12,200	8,823
Westport Innovations, Inc. *	4,200	16,926
		749,986
TOTAL COMMON STOCKS (Cost $470,704,806)		$216,704,169
PREFERRED STOCKS - 0.01%
Australia - 0.01%
Village Roadshow, Ltd., 5.00%	33,387	14,103
TOTAL PREFERRED STOCKS (Cost $81,756)		$14,103
WARRANTS - 0.00%
Hong Kong - 0.00%
Asia Standard International Group, Ltd. (Expiration Date 09/07/2009, Strike Price HKD 0.63) *	474,951	64
Golden Resorts Group, Ltd. (Expiration Date 06/09/2010, Strike Price HKD 0.35) *	100,000	129
ITC Corp., Ltd. (Expiration Date 11/04/2009, Strike Price HKD 0.22) *	135,711	175
Lippo, Ltd. (Expiration Date 07/04/2011, Strike Price HKD 4.70) *	3,125	403
Matsunichi Communication Holdings, Ltd. (Expiration Date 08/22/2010, Strike Price HKD 6.00) *	9,300	244
		1,015
Singapore - 0.00%
Manhattan Resources, Ltd. (Expiration Date 04/11/2009, Strike Price SGD 0.70) *	18,300	118
United States - 0.00%
Kinross Gold Corp. (Expiration Date 09/03/2013, Strike Price CAD 32.00) *	2,131	8,375
TOTAL WARRANTS (Cost $9,347)		$9,508
RIGHTS - 0.00%
Canada - 0.00%
Allen-Vanguard Corp. (Expiration Date 03/20/2009) *	12,747	0
France - 0.00%
Avanquest Software (Expiration Date 03/05/2009) *	1,218	14
Hong Kong - 0.00%
Global Green Tech Group, Ltd. (Expiration Date 03/09/2009) *	97,920	189
Hanny Holdings, Ltd. (Expiration Date 03/09/2009) *	44,640	604
		793
Norway - 0.00%
BW GAS, Ltd. (Expiration Date 03/20/2009) *	13,500	0
Singapore - 0.00%
Osim International, Ltd. (Expiration Date 03/13/2009) *	18,000	0
Spain - 0.00%
Avanzit SA (Expiration Date 02/23/2009) *	25,467	323
TOTAL RIGHTS (Cost $0)		$1,130

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Small Company Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 5.79%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$12,566,070	$12,566,070
TOTAL SHORT TERM INVESTMENTS (Cost $12,566,070)		$12,566,070
Total Investments (International Small Company Fund)
(Cost $483,361,979) - 105.57%		$229,294,980
Liabilities in Excess of Other Assets - (5.57)%		(12,088,773)
TOTAL NET ASSETS - 100.00%		$217,206,207
The portfolio had the following five top industry concentrations as of February 28, 2009 (as a percentage of total net assets):
Banking	5.74%
Building Materials & Construction	5.72%
Food & Beverages	5.16%
Business Services	4.53%
Chemicals	3.98%

International Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.67%
Austria - 1.14%
Telekom Austria AG	685,030	$8,914,665
Belgium - 1.02%
Belgacom SA	245,070	7,976,804
Brazil - 0.31%
Empresa Brasileira de Aeronautica SA, ADR	221,420	2,393,550
Canada - 0.83%
Biovail Corp.	606,300	6,443,308
China - 0.94%
China Telecom Corp., Ltd.	10,143,589	3,403,188
Shanghai Electric Group Company, Ltd.	16,027,555	3,963,630
		7,366,818
Finland - 1.33%
Stora Enso Oyj, Series R	1,041,000	4,331,399
UPM-Kymmene Oyj	853,141	6,030,550
		10,361,949
France - 10.98%
AXA Group SA	863,786	7,873,655
Cap Gemini SA	108,320	3,104,297
France Telecom SA	1,397,501	31,230,957
Sanofi-Aventis SA	330,216	16,972,126
Thomson SA *	1,725,060	1,457,068
Total SA	375,252	17,629,915
Vivendi SA	315,560	7,502,399
		85,770,417
Germany - 7.28%
Bayerische Motoren Werke (BMW) AG	326,524	8,070,628
Celesio AG	162,540	3,352,154
Deutsche Post AG	667,551	6,352,710
Infineon Technologies AG * (a)	2,518,830	1,496,330
Muenchener Rueckversicherungs-Gesellschaft AG	122,646	14,916,077
SAP AG	394,750	12,629,236
Siemens AG	199,739	10,022,787
		56,839,922
Hong Kong - 1.27%
Hutchison Whampoa, Ltd.	1,836,620	9,583,780
Kingboard Chemical Holdings, Ltd.	208,500	337,468
		9,921,248
Israel - 2.47%
Check Point Software Technologies, Ltd. *	877,420	19,276,917
Italy - 0.82%
Autogrill SpA	608,877	2,916,299
UniCredito Italiano SpA	2,742,038	3,472,917
		6,389,216
Japan - 6.19%
Aiful Corp.	49	50
Mitsubishi UFJ Financial Group, Inc.	1,716,800	7,755,850
NGK Spark Plug Company, Ltd.	984,000	7,614,071
Olympus Optical Company, Ltd. (a)	298,000	3,931,218
Promise Company, Ltd. (a)	264,600	3,534,221
Sony Corp. *	429,514	7,192,438
Toyota Motor Corp.	230,400	7,379,624
USS Company, Ltd.	271,530	10,953,938
		48,361,410
Netherlands - 3.65%
ING Groep NV	1,496,102	6,762,784
Koninklijke (Royal) Philips Electronics NV	537,666	8,596,871
Randstad Holdings NV (a)	323,810	4,698,087
Reed Elsevier NV	760,558	8,450,385
		28,508,127
Norway - 4.22%
Aker Kvaerner ASA	979,950	5,244,875
Norske Skogindustrier ASA * (a)	1,791,884	2,932,958
Statoil ASA	809,080	13,432,876
Telenor ASA	2,204,341	11,335,847
		32,946,556
Russia - 0.39%
Gazprom OAO, SADR	235,700	3,061,743
Singapore - 2.51%
Flextronics International, Ltd. *	1,964,270	4,046,396
Singapore Telecommunications, Ltd.	6,653,000	10,470,793
Venture Corp., Ltd.	1,614,840	5,075,501
		19,592,690
South Korea - 3.02%
KB Financial Group, Inc., ADR * (a)	218,431	4,110,871
Samsung Electronics Company, Ltd., GDR (h)	125,064	19,450,779
		23,561,650
Spain - 2.45%
Telefonica SA	1,037,699	19,097,918

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

International Value Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Sweden - 1.98%
Ericsson (LM), Series B	1,652,914	$13,388,064
Niscayah Group AB	2,955,338	2,063,533
		15,451,597
Switzerland - 5.24%
Adecco SA	488,160	14,867,813
Nestle SA	244,490	7,992,488
Novartis AG (a)	282,470	10,305,441
Swiss Re	239,423	2,947,568
UBS AG - CHF *	511,498	4,789,653
		40,902,963
Taiwan - 7.50%
Chunghwa Telecom Company, Ltd., ADR	1,022,689	15,698,276
Compal Electronics, Inc., GDR (h)	3,013,358	8,712,823
Lite-On Technology Corp., GDR	1,154,109	6,839,135
Lite-On Technology Corp.	6,360,462	3,712,342
Mega Financial Holding Company, Ltd.	38,983,000	10,565,261
Taiwan Semiconductor Manufacturing Company, Ltd.	10,340,874	13,062,010
		58,589,847
United Kingdom - 23.80%
Aviva PLC	1,990,750	8,178,978
BP PLC	3,265,112	20,801,362
British Sky Broadcasting Group PLC	1,840,516	12,268,775
Compass Group PLC	1,610,677	7,076,509
GlaxoSmithKline PLC	992,205	15,048,627
Group 4 Securicor PLC	4,712,040	12,456,129
HSBC Holdings PLC	1,152,110	8,013,066
Kingfisher PLC	8,995,130	16,119,968
Lloyds TSB Group PLC	380,791	312,589
Marks & Spencer Group PLC	1,848,950	6,837,483
Old Mutual PLC	9,928,392	5,834,467
Pearson PLC	985,766	9,249,972
Persimmon PLC (a)	2,706,870	13,202,923
Premier Foods PLC	3,337,540	1,424,955
Reed Elsevier PLC	106,368	794,625
Rentokil Initial PLC	5,303,917	3,582,473
Royal Bank of Scotland Group PLC	5,761,011	1,876,208
Royal Dutch Shell PLC, B Shares	797,033	16,730,406
Tesco PLC	1,125,680	5,338,432
Vodafone Group PLC	11,707,036	20,743,398
		185,891,345
United States - 2.33%
ACE, Ltd.	405,496	14,804,659
Invesco, Ltd.	299,056	3,418,210
		18,222,869
TOTAL COMMON STOCKS (Cost $1,435,807,177)		$715,843,529
SHORT TERM INVESTMENTS - 12.74%
Dresdner Bank
0.30% due 03/02/2009	$25,000,000	$25,000,000
John Hancock Cash Investment Trust, 0.7604% (c)(i)	37,214,634	37,214,634
Paribas Corp.
0.312% due 03/02/2009	25,000,000	25,000,000
Wachovia New York International
0.60% due 03/02/2009	12,305,000	12,305,000
TOTAL SHORT TERM INVESTMENTS (Cost $99,519,634)		$99,519,634
Total Investments (International Value Fund) (Cost $1,535,326,811) - 104.41%		$815,363,163
Liabilities in Excess of Other Assets - (4.41)%		(34,453,154)
TOTAL NET ASSETS - 100.00%		$780,910,009
The portfolio had the following five top industry concentrations as of February 28, 2009 (as a percentage of total net assets):
Telecommunications Equipment & Services	15.56%
Insurance	7.85%
Electronics	5.87%
Pharmaceuticals	4.93%
Financial Services	4.41%

Investment Quality Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 30.93%
Treasury Inflation Protected Securities (d) - 1.83%
2.375% due 01/15/2025	$2,900,820	$2,781,161
U.S. Treasury Bonds - 27.02%
7.25% due 08/15/2022	1,375,000	1,853,242
7.50% due 11/15/2016 ***	5,450,000	7,034,756
7.875% due 02/15/2021 (a)	9,250,000	12,851,719
8.125% due 08/15/2019 to 08/15/2021 ***	6,200,000	8,727,970
8.75% due 08/15/2020	7,285,000	10,658,866
		41,126,553
U.S. Treasury Notes - 2.08%
3.125% due 08/31/2013	2,000,000	2,108,906
6.50% due 02/15/2010	1,000,000	1,053,789
		3,162,695
TOTAL U.S. TREASURY OBLIGATIONS (Cost $44,297,638)		$47,070,409
U.S. GOVERNMENT AGENCY OBLIGATIONS - 6.53%
Federal Home Loan Mortgage Corp. - 2.15%
4.00% due 11/15/2019	135,265	131,766
5.00% due 03/01/2019 to 12/01/2034	3,034,392	3,101,788
6.50% due 04/01/2029 to 08/01/2034	23,647	24,870
7.50% due 06/01/2010 to 05/01/2028	6,137	6,472
		3,264,896
Federal National Mortgage Association - 4.16%
4.654% due 06/01/2013	177,984	177,669
4.86% due 01/01/2015	2,860,933	2,822,005
4.917% due 02/01/2013	259,034	261,556
5.00% due 03/01/2019 to 06/01/2019	1,160,330	1,200,926
5.50% due 08/01/2035 to 11/01/2035	1,144,650	1,175,234

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
5.629% due 12/01/2011	$204,632	$211,180
5.936% due 11/01/2011	109,054	113,284
6.046% due 05/01/2012	125,734	131,198
6.085% due 10/01/2011	139,223	144,848
6.095% due 03/01/2012	84,202	87,958
6.50% due 09/01/2031	97	102
7.00% due 06/01/2029	343	368
		6,326,328
Government National Mortgage Association - 0.17%
6.00% due 12/15/2013 to 04/15/2035	62,493	65,277
6.50% due 06/15/2028 to 08/15/2034	50,322	52,861
7.00% due 11/15/2031 to 10/15/2034	134,583	143,257
8.00% due 07/15/2030 to 10/15/2030	3,492	3,720
		265,115
Housing & Urban Development - 0.05%
7.498% due 08/01/2011	81,000	83,173
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,748,154)		$9,939,512
FOREIGN GOVERNMENT OBLIGATIONS - 0.48%
Brazil - 0.48%
Brazilian Government International Bond
5.875% due 01/15/2019	775,000	736,250
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $760,546)		$736,250
CORPORATE BONDS - 47.11%
Aerospace - 0.07%
Goodrich Corp.
7.10% due 11/15/2027	115,000	109,622
Agriculture - 0.42%
Cargill, Inc.
5.60% due 09/15/2012 (h)	635,000	627,772
Case New Holland, Inc.
7.125% due 03/01/2014	10,000	6,850
Mosaic Company
7.625% due 12/01/2014 (h)	5,000	4,863
7.625% due 12/01/2016 (h)	5,000	4,800
		644,285
Air Travel - 0.36%
American Airlines Pass Through Trust 2003-01
3.857% due 07/09/2010	17,871	16,376
Continental Airlines, Inc., Series 071A
5.983% due 04/19/2022	30,000	23,700
Continental Airlines, Inc., Series 974A
6.90% due 01/02/2018	105,463	84,898
Continental Airlines, Inc., Series 981A
6.648% due 09/15/2017	214,209	169,225
Continental Airlines, Inc., Series ERJ1
9.798% due 04/01/2021	13,146	7,625
Southwest Airlines Company, Series 07-1
6.15% due 08/01/2022	294,750	243,468
		545,292
Aluminum - 0.04%
Alcan, Inc.
6.45% due 03/15/2011	59,000	56,939
Novelis, Inc.
7.25% due 02/15/2015	3,000	938
		57,877
Auto Services - 0.01%
Avis Budget Car Rental LLC
7.625% due 05/15/2014	15,000	2,925
United Rentals North America, Inc.
6.50% due 02/15/2012	10,000	7,850
		10,775
Automobiles - 0.10%
DaimlerChrysler NA Holding Corp.
8.50% due 01/18/2031	175,000	158,522
Banking - 4.50%
Bank of America Corp.
4.375% due 12/01/2010	436,000	405,975
5.42% due 03/15/2017	1,800,000	1,282,856
5.65% due 05/01/2018	125,000	105,850
Chase Manhattan Corp.
7.00% due 11/15/2009	135,000	137,029
First Republic Bank of San Francisco
7.75% due 09/15/2012	111,000	103,785
First Union National Bank
7.80% due 08/18/2010	350,000	362,903
HBOS PLC
6.00% due 11/01/2033 (h)	210,000	126,392
HSBC Bank USA NA, BKNT
7.00% due 01/15/2039	250,000	236,567
HSBC Holdings PLC
6.80% due 06/01/2038	850,000	762,318
National Australia Bank, Ltd.
8.60% due 05/19/2010	23,000	23,727
NBD Bancorp
8.25% due 11/01/2024	270,000	270,304
Republic New York Corp.
9.50% due 04/15/2014	135,000	137,913
Royal Bank of Scotland Group PLC
6.40% due 04/01/2009	696,000	692,897
Sanwa Bank, Ltd., New York Branch
7.40% due 06/15/2011	300,000	309,740
Sovereign Bancorp, Inc.
4.80% due 09/01/2010	30,000	28,085
Wachovia Corp.
5.75% due 06/15/2017	385,000	361,188
Wachovia Corp., MTN
5.50% due 05/01/2013	570,000	548,863
Wells Fargo & Company
4.95% due 10/16/2013	1,020,000	948,378
		6,844,770

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Biotechnology - 0.16%
Amgen, Inc.
6.40% due 02/01/2039	$245,000	$236,747
Broadcasting - 0.48%
British Sky Broadcasting Group PLC
5.625% due 10/15/2015 (h)	131,000	116,524
CanWest Media, Inc.
8.00% due 09/15/2012	10,000	1,450
Liberty Media Corp.
5.70% due 05/15/2013	4,000	3,025
8.25% due 02/01/2030	2,000	1,165
News America Holdings, Inc.
6.90% due 03/01/2019 (h)	100,000	94,680
7.75% due 01/20/2024	453,000	406,111
9.25% due 02/01/2013	109,000	114,670
		737,625
Building Materials & Construction - 0.08%
D.R. Horton, Inc.
9.75% due 09/15/2010	14,000	13,650
SCL Terminal Aereo Santiago SA
6.95% due 07/01/2012 (h)	98,631	105,794
Texas Industries, Inc.
7.25% due 07/15/2013	10,000	7,100
		126,544
Business Services - 0.03%
Deluxe Corp.
7.375% due 06/01/2015	50,000	31,750
Harland Clarke Holdings Corp.
9.50% due 05/15/2015	5,000	2,250
Lender Processing Services, Inc.
8.125% due 07/01/2016	5,000	4,994
SunGard Data Systems, Inc.
9.125% due 08/15/2013	13,000	11,050
		50,044
Cable & Television - 3.16%
Cablevision Systems Corp., Series B
8.00% due 04/15/2012	13,000	12,577
Comcast Corp.
5.70% due 05/15/2018	275,000	254,127
5.85% due 11/15/2015	600,000	568,960
Cox Communications, Inc.
5.875% due 12/01/2016 (h)	350,000	306,788
7.125% due 10/01/2012	458,000	454,221
CSC Holdings, Inc.
7.625% due 07/15/2018	21,000	18,795
DirecTV Holdings LLC
6.375% due 06/15/2015	15,000	13,612
HSN, Inc.
11.25% due 08/01/2016 (h)	5,000	3,600
LIN Television Corp.
6.50% due 05/15/2013	5,000	2,600
LIN Television Corp., Series B
6.50% due 05/15/2013	7,000	3,640
Mediacom Broadband LLC
8.50% due 10/15/2015	27,000	22,882
Mediacom LLC/Mediacom Capital Corp.
7.875% due 02/15/2011	5,000	4,575
Quebecor Media, Inc.
7.75% due 03/15/2016	15,000	12,225
7.75% due 03/15/2016	5,000	4,075
Rogers Cable, Inc.
6.25% due 06/15/2013	130,000	128,901
Shaw Communications, Inc.
8.25% due 04/11/2010	4,000	4,000
TCI Communications, Inc.
7.875% due 02/15/2026	150,000	142,938
8.75% due 08/01/2015	183,000	191,796
Time Warner Cable, Inc.
5.85% due 05/01/2017	815,000	737,031
6.55% due 05/01/2037	150,000	126,141
8.25% due 02/14/2014	140,000	145,804
Time Warner Companies, Inc.
7.25% due 10/15/2017	60,000	57,219
Time Warner, Inc.
6.75% due 04/15/2011	150,000	152,225
7.70% due 05/01/2032	602,000	568,823
Viacom, Inc.
6.125% due 10/05/2017	600,000	493,808
6.25% due 04/30/2016	252,000	214,282
6.625% due 05/15/2011	175,000	163,655
		4,809,300
Cellular Communications - 0.99%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	94,000	100,464
8.125% due 05/01/2012	56,000	60,563
8.75% due 03/01/2031	397,000	434,804
Cingular Wireless LLC
7.125% due 12/15/2031	67,000	64,725
Cricket Communications, Inc.
9.375% due 11/01/2014	5,000	4,562
MetroPCS Wireless, Inc.
9.25% due 11/01/2014 (h)	10,000	9,400
Rogers Wireless, Inc.
9.625% due 05/01/2011	27,000	28,582
Verizon Wireless Capital LLC
5.55% due 02/01/2014 (h)	595,000	591,542
Vodafone Group PLC
7.75% due 02/15/2010	211,000	219,301
		1,513,943
Chemicals - 0.40%
Agrium, Inc.
7.125% due 05/23/2036	225,000	196,914
Cytec Industries, Inc.
4.60% due 07/01/2013	170,000	143,718
5.50% due 10/01/2010	105,000	101,327
6.00% due 10/01/2015	200,000	159,504
IMC Global, Inc.
7.30% due 01/15/2028	3,000	2,625
Terra Capital, Inc., Series B
7.00% due 02/01/2017	5,000	4,550
		608,638
Coal - 0.07%
Peabody Energy Corp.
6.875% due 03/15/2013	11,000	10,697

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Coal (continued)
Peabody Energy Corp. (continued)
7.375% due 11/01/2016	$100,000	$97,500
		108,197
Commercial Services - 0.01%
Aramark Services, Inc.
8.50% due 02/01/2015	15,000	13,650
Rental Service Corp.
9.50% due 12/01/2014	10,000	5,350
		19,000
Computers & Business Equipment - 0.18%
Unisys Corp.
6.875% due 03/15/2010	10,000	4,500
Xerox Corp.
5.50% due 05/15/2012	170,000	157,581
6.40% due 03/15/2016	125,000	105,937
7.20% due 04/01/2016	15,000	13,012
		281,030
Containers & Glass - 0.09%
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	16,000	16,160
Pactiv Corp.
5.875% due 07/15/2012	135,000	125,499
		141,659
Correctional Facilities - 0.07%
Corrections Corp. of America
6.25% due 03/15/2013	10,000	9,575
6.75% due 01/31/2014	100,000	97,000
		106,575
Crude Petroleum & Natural Gas - 0.90%
Atmos Energy Corp.
6.35% due 06/15/2017	75,000	67,419
Burlington Resources Finance Company
7.40% due 12/01/2031	309,000	325,457
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013	150,000	143,418
6.45% due 06/30/2033	37,000	29,139
Chesapeake Energy Corp.
6.50% due 08/15/2017	20,000	15,750
6.625% due 01/15/2016	97,000	79,298
7.50% due 09/15/2013	3,000	2,677
7.625% due 07/15/2013	10,000	9,000
EnCana Corp.
5.90% due 12/01/2017	450,000	405,899
Marathon Oil Corp.
6.50% due 02/15/2014	255,000	255,843
PetroHawk Energy Corp.
9.125% due 07/15/2013	15,000	14,175
Plains Exploration & Production Company
7.75% due 06/15/2015	10,000	9,150
SandRidge Energy, Inc.
8.00% due 06/01/2018 (h)	5,000	3,900
Southwestern Energy Company
7.50% due 02/01/2018 (h)	10,000	9,450
		1,370,575
Domestic Oil - 0.22%
Delta Petroleum Corp.
7.00% due 04/01/2015	25,000	9,750
Motiva Enterprises LLC
5.20% due 09/15/2012 (h)	148,000	151,677
Range Resources Corp.
7.50% due 05/15/2016	10,000	9,250
Valero Energy Corp.
8.75% due 06/15/2030	162,000	156,374
Whiting Petroleum Corp.
7.00% due 02/01/2014	3,000	2,333
7.25% due 05/01/2013	3,000	2,445
		331,829
Drugs & Health Care - 0.01%
Allegiance Corp.
7.00% due 10/15/2026	13,000	11,181
Rite Aid Corp.
10.375% due 07/15/2016	5,000	3,100
		14,281
Electrical Utilities - 5.28%
Carolina Power & Light Company
6.50% due 07/15/2012	671,000	693,664
CenterPoint Energy, Inc.
6.50% due 05/01/2018	560,000	460,348
CMS Energy Corp.
8.50% due 04/15/2011	4,000	4,037
Commonwealth Edison Company
5.95% due 08/15/2016	125,000	122,476
6.15% due 03/15/2012	92,000	93,044
Dominion Resources, Inc.
6.40% due 06/15/2018	395,000	396,513
7.00% due 06/15/2038	150,000	147,504
Duke Energy Corp.
5.65% due 06/15/2013	600,000	603,653
Dynegy Holdings, Inc.
7.125% due 05/15/2018	15,000	7,800
Edison Mission Energy
7.75% due 06/15/2016	20,000	18,200
Electricite de France SA
6.50% due 01/26/2019 (h)	400,000	405,997
Enel Finance International SA
6.80% due 09/15/2037 (h)	555,000	445,171
Exelon Generation Company, LLC
6.95% due 06/15/2011	185,000	187,736
Georgia Power Company
5.25% due 12/15/2015	600,000	601,884
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (h)	475,000	453,958
Midamerican Energy Holdings
6.125% due 04/01/2036	250,000	231,108
New York State Electric & Gas Corp.
5.75% due 05/01/2023	74,000	57,492
Northern States Power Company
6.25% due 06/01/2036	125,000	130,272
6.50% due 03/01/2028	67,000	71,277
NSTAR
8.00% due 02/15/2010	270,000	280,603
Ohio Edison Company
6.875% due 07/15/2036	150,000	131,576

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Electrical Utilities (continued)
Old Dominion Electric Cooperative
6.25% due 06/01/2011	$141,000	$141,748
Oncor Electric Delivery Company
7.50% due 09/01/2038 (h)	150,000	145,927
Potomac Electric Power Company
6.50% due 11/15/2037	250,000	242,548
PSEG Power LLC
8.625% due 04/15/2031	154,000	157,667
Puget Sound Energy, Inc.
7.00% due 03/09/2029	54,000	46,677
Reliant Energy, Inc.
6.75% due 12/15/2014	10,000	8,800
Southern California Edison Company
6.00% due 01/15/2034	326,000	335,590
Taqa Abu Dhabi National Energy Company
6.50% due 10/27/2036 (h)	475,000	345,846
TXU Corp., Series P
5.55% due 11/15/2014	26,000	11,418
Union Electric Company
6.40% due 06/15/2017	850,000	828,995
Wisconsin Electric Power Company
6.50% due 06/01/2028	94,000	95,699
Wisconsin Energy Corp.
6.20% due 04/01/2033	138,000	128,479
		8,033,707
Electronics - 0.12%
Avnet, Inc.
6.625% due 09/15/2016	200,000	162,906
L-3 Communications Corp., Series B
6.375% due 10/15/2015	10,000	9,450
Sanmina-SCI Corp.
4.7463% due 06/15/2010 (b)(h)	9,000	7,740
		180,096
Energy - 0.46%
Abu Dhabi National Energy Company
5.875% due 10/27/2016 (h)	110,000	94,028
Aquila, Inc.
7.95 due 02/01/2011	10,000	9,797
11.875% due 07/01/2012	20,000	21,100
Dynegy Holdings, Inc.
8.375% due 05/01/2016	10,000	6,350
Midamerican Funding LLC
6.75% due 03/01/2011	260,000	267,919
Mirant North America LLC
7.375% due 12/31/2013	20,000	18,300
Nevada Power Company
6.50% due 08/01/2018	150,000	141,504
NRG Energy, Inc.
7.25% due 02/01/2014	25,000	23,562
7.375% due 01/15/2017	5,000	4,625
XTO Energy, Inc.
6.75% due 08/01/2037	120,000	107,040
		694,225
Financial Services - 10.42%
AGFC Capital Trust I
6.00% due 01/15/2067 (b)(h)	170,000	20,383
American Financial Group, Inc.
7.125% due 04/15/2009	195,000	193,189
American General Finance Corp.
5.375% due 10/01/2012	154,000	69,673
Arch Western Finance LLC
6.75% due 07/01/2013	16,000	14,960
Associates Corp. of North America
8.55% due 07/15/2009	81,000	82,005
BAT International Finance PLC
9.50% due 11/15/2018 (h)	200,000	226,540
Bear Stearns Companies, Inc.
5.35% due 02/01/2012	80,000	79,344
6.40% due 10/02/2017	105,000	103,029
6.95% due 08/10/2012	345,000	357,097
Capital One Capital IV
6.745% due 02/17/2037 (b)	125,000	56,688
Capmark Financial Group, Inc.
5.875% due 05/10/2012	330,000	75,739
6.30% due 05/10/2017	90,000	18,105
CIT Group, Inc.
5.00% due 02/01/2015	91,000	51,992
7.625% due 11/30/2012	45,000	35,257
Citigroup Capital XXI
8.30% due 12/21/2057 (b)	145,000	69,420
Citigroup, Inc.
4.875% due 05/07/2015	286,000	187,537
5.50% due 08/27/2012	900,000	818,599
6.50% due 08/19/2013	600,000	559,378
6.875% due 03/05/2038	425,000	368,830
Countrywide Financial Corp.
4.50% due 06/15/2010	70,000	67,967
Discover Financial Services
6.45% due 06/12/2017	300,000	226,959
Equitable Companies, Inc.
7.00% due 04/01/2028	235,000	164,263
Erac USA Finance Company
8.00% due 01/15/2011 (h)	534,000	480,892
Farmers Exchange Capital
7.05% due 07/15/2028 (h)	350,000	186,822
Ford Motor Credit Company LLC
7.00% due 10/01/2013	21,000	10,343
GATX Financial Corp.
5.50% due 02/15/2012	200,000	189,555
General Electric Capital Corp.
4.80% due 05/01/2013	475,000	447,406
6.125% due 02/22/2011	67,000	68,579
6.75% due 03/15/2032	934,000	765,123
General Motors Acceptance Corp. LLC
8.00% due 11/01/2031 (h)	18,000	8,081
Goldman Sachs Group, Inc.
5.45% due 11/01/2012	340,000	327,738
6.15% due 04/01/2018	750,000	681,487
6.75% due 10/01/2037	1,615,000	1,148,318
6.875% due 01/15/2011	208,000	210,843
International Lease Finance Corp.
5.625% due 09/15/2010	170,000	128,264
5.875% due 05/01/2013	250,000	151,916
6.375% due 03/25/2013	145,000	91,389

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financial Services (continued)
Janus Capital Group, Inc.
6.25% due 06/15/2012	$100,000	$67,519
JPMorgan Chase & Company
5.15% due 10/01/2015	200,000	181,602
5.375% due 10/01/2012	760,000	760,018
6.00% due 01/15/2018	555,000	536,471
JPMorgan Chase Capital XV
5.875% due 03/15/2035	567,000	380,357
Lazard Group LLC
6.85% due 06/15/2017	585,000	437,194
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017	740,000	582,208
7.75% due 05/14/2038	325,000	228,514
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	425,000	353,623
Mizuho Financial Group, Cayman, Ltd.
5.79% due 04/15/2014 (h)	246,000	228,566
Morgan Stanley
5.55% due 04/27/2017	225,000	194,587
6.25% due 08/28/2017	720,000	650,886
6.75% due 04/15/2011	106,000	106,434
Morgan Stanley Dean Witter
6.60% due 04/01/2012	315,000	312,780
Morgan Stanley, MTN
6.00% due 04/28/2015	350,000	318,296
6.625% due 04/01/2018	675,000	623,296
NiSource Finance Corp.
6.40% due 03/15/2018	200,000	157,013
Sun Canada Financial Company
7.25% due 12/15/2015 (h)	229,000	230,989
Sunamerica, Inc.
8.125% due 04/28/2023	135,000	71,807
US Bancorp
7.50% due 06/01/2026	750,000	693,103
		15,858,973
Food & Beverages - 1.75%
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/2019 (h)	400,000	400,207
Companhia de Bebidas das Americas
8.75% due 09/15/2013	365,000	406,519
ConAgra Foods, Inc.
5.819% due 06/15/2017	74,000	69,944
6.75% due 09/15/2011	46,000	48,416
Dr. Pepper Snapple Group, Inc.
6.82% due 05/01/2018	100,000	93,100
General Mills, Inc.
5.20% due 03/17/2015	190,000	190,818
5.65% due 02/15/2019	105,000	104,912
Kraft Foods, Inc.
6.125% due 02/01/2018	150,000	149,026
6.50% due 11/01/2031	266,000	250,965
6.875% due 02/01/2038	250,000	247,962
PepsiCo, Inc.
7.90% due 11/01/2018	235,000	282,404
SABMiller PLC
6.20% due 07/01/2011 (h)	300,000	300,107
Smithfield Foods, Inc., Series B
7.75% due 05/15/2013	10,000	6,450
Tyson Foods, Inc.
7.85% due 04/01/2016	125,000	100,650
10.50% due 03/01/2014 (h)	5,000	4,713
		2,656,193
Forest Products - 0.21%
Weyerhaeuser Company
6.75% due 03/15/2012	308,000	291,579
7.95% due 03/15/2025	40,000	32,358
		323,937
Funeral Services - 0.01%
Service Corp. International
7.625% due 10/01/2018	10,000	9,200
Gas & Pipeline Utilities - 0.90%
CenterPoint Energy Resources Corp.
6.125% due 11/01/2017	125,000	105,059
El Paso Corp.
7.00% due 06/15/2017	10,000	8,772
El Paso Natural Gas Company
5.95% due 04/15/2017	25,000	21,389
Kinder Morgan Energy Partners LP
7.125% due 03/15/2012	208,000	213,249
Kinder Morgan Finance Company
5.70% due 01/05/2016	20,000	17,400
NGPL PipeCo LLC
6.514% due 12/15/2012 (h)	675,000	652,567
TransCanada Pipelines, Ltd.
7.625% due 01/15/2039	310,000	307,101
Williams Companies, Inc.
7.125% due 09/01/2011	13,000	12,675
8.125% due 03/15/2012	26,000	25,610
		1,363,822
Healthcare Products - 0.32%
Biomet, Inc.
10.00% due 10/15/2017	5,000	5,000
Roche Holdings, Inc.
6.00% due 03/01/2019	475,000	479,602
Universal Hospital Services, Inc.
8.50% due 06/01/2015	10,000	8,700
		493,302
Healthcare Services - 0.17%
DaVita, Inc.
6.625% due 03/15/2013	2,000	1,950
7.25% due 03/15/2015	2,000	1,940
McKesson Corp.
7.50% due 02/15/2019	30,000	31,322
WellPoint, Inc.
7.00% due 02/15/2019	220,000	219,352
		254,564
Homebuilders - 0.27%
Centex Corp.
7.875% due 02/01/2011	59,000	54,280
D.R. Horton, Inc.
7.875% due 08/15/2011	250,000	230,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Homebuilders (continued)
Pulte Homes, Inc.
8.125% due 03/01/2011	$125,000	$120,625
		404,905
Hotels & Restaurants - 0.02%
Buffalo Thunder Development Authority
9.375% due 12/15/2014 (h)	20,000	1,000
Wyndham Worldwide Corp.
6.00% due 12/01/2016	60,000	29,063
		30,063
Household Products - 0.22%
Procter & Gamble, Series A
9.36% due 01/01/2021	268,719	338,959
Industrials - 0.01%
Airgas, Inc.
7.125% due 10/01/2018 (h)	10,000	9,500
Insurance - 2.98%
ACE Capital Trust II
9.70% due 04/01/2030	248,000	207,183
ACE INA Holdings, Inc.
5.70% due 02/15/2017	100,000	91,450
5.875% due 06/15/2014	125,000	122,028
AIG SunAmerica Global Financing X
6.90% due 03/15/2032 (h)	100,000	52,307
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	145,000	102,447
AXA Equitable Life Insurance
7.70% due 12/01/2015 (h)	250,000	238,702
AXA SA
8.60% due 12/15/2030	250,000	168,367
Everest Reinsurance Holdings, Inc.
6.60% due 05/15/2037 (b)	495,000	176,400
8.75% due 03/15/2010	294,000	278,224
Fidelity National Title Group, Inc.
7.30% due 08/15/2011	26,000	22,827
Jackson National Life Insurance Company
8.15% due 03/15/2027 (h)	377,000	302,486
Liberty Mutual Insurance Company
7.697% due 10/15/2097 (h)	925,000	563,083
Metlife, Inc.
5.375% due 12/15/2012	150,000	147,154
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (h)	335,000	320,028
Nationwide Mutual Insurance Company
8.25% due 12/01/2031 (h)	260,000	151,838
Navigators Group, Inc.
7.00% due 05/01/2016	59,000	39,678
Ohio National Life Insurance Company
8.50% due 05/15/2026 (h)	155,000	137,377
Principal Life Global Funding I
5.125% due 10/15/2013 (h)	225,000	206,378
6.125% due 10/15/2033 (h)	108,000	71,116
Prudential Financial, Inc., MTN
5.15% due 01/15/2013	355,000	317,603
Reinsurance Group of America, Inc.
6.75% due 12/15/2011	135,000	116,182
Unitrin, Inc.
6.00% due 05/15/2017	350,000	219,307
UnumProvident Finance Company, PLC
6.85% due 11/15/2015 (h)	125,000	102,983
W.R. Berkley Corp.
5.125% due 09/30/2010	54,000	52,349
5.60% due 05/15/2015	263,000	209,657
Willis North America, Inc.
6.20% due 03/28/2017	180,000	123,304
		4,540,458
International Oil - 0.13%
Canadian Oil Sands, Ltd.
7.90% due 09/01/2021 (h)	135,000	113,051
Newfield Exploration Company
6.625% due 04/15/2016	10,000	8,700
Pioneer Natural Resources Company
6.65% due 03/15/2017	85,000	66,587
6.875% due 05/01/2018	15,000	11,631
		199,969
Leisure Time - 0.07%
AMC Entertainment, Inc.
11.00% due 02/01/2016	15,000	13,500
MGM Mirage, Inc.
6.00% due 10/01/2009	100,000	73,250
OED Corp./ Diamond Jo
8.75% due 04/15/2012	5,000	3,800
Seneca Gaming Corp.
7.25% due 05/01/2012	10,000	7,400
Wynn Las Vegas LLC
6.625% due 12/01/2014	4,000	2,820
6.625% due 12/01/2014	5,000	3,525
		104,295
Liquor - 0.33%
Constellation Brands, Inc.
7.25% due 09/01/2016	10,000	9,425
7.25% due 05/15/2017	5,000	4,725
Miller Brewing Company
5.50% due 08/15/2013 (h)	390,000	371,664
Molson Coors Capital Financial
4.85% due 09/22/2010	117,000	117,729
		503,543
Manufacturing - 0.51%
General Electric Company
5.25% due 12/06/2017	735,000	676,476
Sally Holdings LLC
9.25% due 11/15/2014	5,000	4,763
SPX Corp.
7.625% due 12/15/2014 (h)	10,000	9,275
Tyco International Group SA
6.75% due 02/15/2011	85,000	87,125
		777,639
Medical-Hospitals - 0.52%
Community Health Systems, Inc.
8.875% due 07/15/2015	10,000	9,463
HCA, Inc.
6.375% due 01/15/2015	20,000	13,800
7.875% due 02/01/2011	20,000	19,700
9.625% due 11/15/2016	20,000	16,700

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Medical-Hospitals (continued)
Quest Diagnostics, Inc.
5.45% due 11/01/2015	$275,000	$254,208
6.95% due 07/01/2037	390,000	357,257
7.50% due 07/12/2011	100,000	104,200
Tenet Healthcare Corp.
9.875% due 07/01/2014	20,000	15,850
		791,178
Metal & Metal Products - 0.13%
Inco, Ltd.
5.70% due 10/15/2015	233,000	200,720
Mining - 0.13%
Corporacion Nacional Del Cobre de Chile -CODELCO
6.375% due 11/30/2012 (h)	165,000	169,881
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	5,000	4,450
8.375% due 04/01/2017	25,000	21,562
		195,893
Paper - 0.32%
International Paper Company
7.40% due 06/15/2014	505,000	406,224
Temple-Inland, Inc.
6.625% due 01/15/2018	125,000	82,706
		488,930
Petroleum Services - 0.18%
Halliburton Company
5.50% due 10/15/2010	192,000	199,920
Petroleum Export, Ltd.
5.265% due 06/15/2011 (h)	71,948	62,077
Pride International, Inc.
7.375% due 07/15/2014	5,000	4,975
		266,972
Pharmaceuticals - 0.73%
AmerisourceBergen Corp.
5.875% due 09/15/2015	670,000	620,088
Elan Finance PLC
7.75% due 11/15/2011	40,000	34,100
Medco Health Solutions, Inc.
7.125% due 03/15/2018	135,000	133,103
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	320,000	316,606
Omnicare, Inc.
6.75% due 12/15/2013	5,000	4,650
6.875% due 12/15/2015	5,000	4,650
		1,113,197
Publishing - 0.02%
Scholastic Corp.
5.00% due 04/15/2013	35,000	27,125
Railroads & Equipment - 0.00%
American Railcar Industries, Inc.
7.50% due 03/01/2014	5,000	3,450
Real Estate - 2.60%
AMB Property LP
5.45% due 12/01/2010	80,000	75,110
7.50% due 06/30/2018	106,000	69,203
AvalonBay Communities, Inc.
5.50% due 01/15/2012	150,000	139,763
Brandywine Operating Partnership
5.70% due 05/01/2017	335,000	167,176
Developers Diversified Realty Corp.
4.625% due 08/01/2010	55,000	38,817
5.00% due 05/03/2010	25,000	18,706
Duke Realty Corp. LP
5.25% due 01/15/2010	275,000	262,195
Equity One, Inc.
6.00% due 09/15/2017	235,000	154,987
Federal Realty Investment Trust, REIT
5.65% due 06/01/2016	55,000	36,856
Health Care Property, Inc., REIT
5.65% due 12/15/2013	200,000	147,238
5.95% due 09/15/2011	150,000	127,412
6.00% due 03/01/2015	175,000	124,486
7.072 due 06/08/2015	67,000	49,656
Healthcare Realty Trust, Inc.
8.125% due 05/01/2011	377,000	348,748
Host Marriott LP
7.125% due 11/01/2013	10,000	7,925
Kimco Realty Corp.
5.584% due 11/23/2015	125,000	92,288
Liberty Property LP
6.625% due 10/01/2017	100,000	72,241
7.25% due 03/15/2011	195,000	173,080
Realty Income Corp.
6.75% due 08/15/2019	550,000	377,787
Regency Centers LP
7.95% due 01/15/2011	319,000	294,274
Rouse Company LP
6.75% due 05/01/2013 (h)	15,000	4,500
Simon Property Group LP
5.30% due 05/30/2013	450,000	392,173
6.10% due 05/01/2016	150,000	118,703
United Dominion Realty Trust, Inc.
6.05% due 06/01/2013	200,000	159,299
Ventas Realty LP/Ventas Capital Corp.
6.625% due 10/15/2014	95,000	83,838
6.75% due 06/01/2010	2,000	1,980
7.125% due 06/01/2015	3,000	2,655
WEA Finance LLC
7.125% due 04/15/2018 (h)	250,000	206,542
Westfield Group
5.40% due 10/01/2012 (h)	250,000	212,865
		3,960,503
Retail - 0.11%
Staples, Inc.
9.75% due 01/15/2014	160,000	167,866
Retail Grocery - 0.12%
Kroger Company
6.75% due 04/15/2012	179,000	188,540
Retail Trade - 0.49%
CVS Caremark Corp.
6.943% due 01/10/2030 (h)	48,933	37,899

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

Shares or
Principal
Amount		Value
CORPORATE BONDS (continued)
Retail Trade (continued)
CVS Lease Pass Through Certificate
5.88% due 01/10/2028 (h)	$337,900	$257,517
Dollar General Corp., PIK
11.875% due 07/15/2017	5,000	4,825
Federated Department Stores, Inc.
6.90% due 04/01/2029	156,000	84,408
Macys Retail Holdings, Inc.
5.875% due 01/15/2013	494,000	355,005
		739,654
Sanitary Services - 0.09%
Allied Waste North America, Inc.
6.50% due 11/15/2010	5,000	4,975
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	10,000	9,750
Waste Management, Inc.
6.375% due 03/11/2015	125,000	123,793
		138,518
Software - 0.18%
Fiserv, Inc.
6.125% due 11/20/2012	200,000	197,946
Intuit, Inc.
5.40% due 03/15/2012	75,000	69,986
		267,932
Steel - 0.34%
ArcelorMittal
5.375% due 06/01/2013	150,000	123,183
6.125% due 06/01/2018	500,000	384,963
International Steel Group, Inc.
6.50% due 04/15/2014	15,000	12,927
		521,073
Telecommunications Equipment & Services - 0.68%
Bellsouth Corp.
4.75% due 11/15/2012	302,000	303,647
Citizens Communications Company
9.25% due 05/15/2011	22,000	22,440
GCI, Inc.
7.25% due 02/15/2014	15,000	13,500
Intelsat Subsidiary Holding Company, Ltd.
8.875% due 01/15/2015 (h)	25,000	23,625
SBC Communications, Inc.
5.625% due 06/15/2016	360,000	354,319
5.875% due 08/15/2012	150,000	155,612
Telefonica Europe BV
7.75% due 09/15/2010	150,000	157,611
		1,030,754
Telephone - 2.79%
Ameritech Capital Funding Corp.
6.45% due 01/15/2018	148,000	144,669
AT&T, Inc.
5.50% due 02/01/2018	180,000	172,138
6.30% due 01/15/2038	675,000	606,374
British Telecommunications PLC
5.15% due 01/15/2013	350,000	321,430
8.625% due 12/15/2010	156,000	162,559
Qwest Corp.
7.50% due 10/01/2014	25,000	22,219
Sprint Nextel Corp.
6.00% due 12/01/2016	5,000	3,250
Telecom Italia Capital SA
5.25% due 11/15/2013	325,000	291,867
6.00% due 09/30/2034	146,000	104,275
6.20% due 07/18/2011	675,000	662,051
Telefonica Emisones SAU
7.045% due 06/20/2036	275,000	280,344
Verizon Communications, Inc.
5.55% due 02/15/2016	570,000	551,094
6.40% due 02/15/2038	365,000	342,460
6.90% due 04/15/2038	275,000	273,434
8.75% due 11/01/2021	285,000	315,351
		4,253,515
Tobacco - 1.07%
Alliance One International, Inc.
11.00% due 05/15/2012	12,000	11,280
Altria Group, Inc.
9.25% due 08/06/2019	125,000	127,406
9.70% due 11/10/2018	395,000	413,564
10.20% due 02/06/2039	200,000	204,137
Philip Morris International, Inc.
5.65% due 05/16/2018	800,000	776,497
Reynolds American, Inc.
7.25% due 06/01/2013	95,000	90,697
7.30% due 07/15/2015	6,000	5,226
		1,628,807
Utility Service - 0.08%
PacifiCorp
6.35% due 07/15/2038	110,000	113,956
TOTAL CORPORATE BONDS (Cost $82,933,330)		$71,703,063
MUNICIPAL BONDS - 0.33%
California - 0.13%
Southern California Public Power Authority Project, Series B
6.93% due 05/15/2017	175,000	199,831
Florida - 0.10%
Miami Beach Florida Redevelopment Agency Tax Increment Revenue
8.95% due 12/01/2022	135,000	156,006
Indiana - 0.01%
Indiana Bond Bank Revenue
5.02% due 01/15/2016	15,000	15,567
Maryland - 0.03%
Maryland State Transportation Authority, Ltd.
5.84% due 07/01/2011	40,000	42,281
New Jersey - 0.01%
Jersey City, NJ, Municipal Utilities Authority
4.55% due 05/15/2012	20,000	18,589

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

Shares or
Principal
Amount		Value
MUNICIPAL BONDS (continued)
New York - 0.05%
Sales Tax Asset Receivable Corp., Series B
4.25% due 10/15/2011	$65,000	$66,420
TOTAL MUNICIPAL BONDS (Cost $508,418)		$498,694
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.22%
Government National Mortgage Association, Series 2006-38, Class XS
6.795% IO due 09/16/2035 (b)	68,802	6,207
American Tower Trust, Series 2007-1A, Class AFX
5.4197% due 04/15/2037 (h)	300,000	267,000
Asset Securitization Corp., Series 1997-D5, Class A1D
6.85% due 02/14/2043	333,155	332,172
Banc of America Commercial Mortgage, Inc, Series 2006-2, Class A4
5.7392% due 05/10/2045 (b)	1,000,000	700,483
Banc of America Commercial Mortgage, Inc., Series 2002-PB2 Class A4
6.186% due 06/11/2035	405,797	388,497
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12, Class A4
4.68% due 08/13/2039 (b)	405,797	343,080
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A4A
4.871% due 09/11/2042	560,000	422,754
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class A4A
5.151% due 10/12/2042 (b)	500,000	383,251
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	450,000	293,324
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322% due 12/11/2049	750,000	457,108
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.2252% due 09/15/2020 (b)	500,000	381,678
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3
6.64% due 01/17/2032	121,065	120,819
Commercial Mortgage Pass Through Certificates, Series 2005-C6, Class A5A
5.116% due 06/10/2044 (b)	500,000	386,611
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4
5.7678% due 06/10/2046 (b)	500,000	344,411
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4
5.5519% due 02/15/2039 (b)	1,000,000	700,590
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3
5.467% due 09/15/2039	1,000,000	566,789
Crown Castle Towers LLC, Series 2005-1A, Class B
4.878% due 06/15/2035 (h)	375,000	345,000
CS First Boston Mortgage Securities Corp, Series 2003-C3, Class A5
3.936% due 05/15/2038	500,000	415,989
General Electric Capital Assurance Company, Series 2003-1, Class A5
5.7426% due 05/12/2035 (b)(h)	89,275	66,611
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553% due 04/10/2038 (b)	1,000,000	713,265
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2004-CBX, Class A6
4.899% due 01/12/2037	315,000	238,911
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4
5.8751% due 04/15/2045 (b)	1,645,000	1,133,320
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4
4.918% due 10/15/2042 (b)	940,000	695,654
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A3
5.642% due 12/15/2025	72,444	70,899
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A4
6.462% due 03/15/2031	202,898	197,820
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4
5.8824% due 06/15/2038 (b)	500,000	348,431
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class A4
5.047% due 07/12/2038 (b)	500,000	361,582
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.657% due 05/12/2039 (b)	500,000	324,853
Morgan Stanley Capital I, Series 2007-HQ11, Class A4
5.447% due 02/12/2044 (b)	1,000,000	591,542
Morgan Stanley Dean Witter Capital I, Series 2001, Class A4
6.39% due 06/15/2011	107,405	104,849
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4
6.39% due 10/15/2035	270,531	262,735
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	40,579	38,687
Nomura Asset Securities Corp., Series 1998-D6, Class A1B
6.59% due 03/15/2030	13,384	13,384
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1
3.669% due 02/11/2036	147,908	140,266
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A2
4.493% due 02/11/2036	405,797	345,389
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,786,056)		$12,503,961
ASSET BACKED SECURITIES - 2.26%
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4
3.93% due 10/06/2011	332,279	306,871
Chase Issuance Trust, Series 2008-A4, Class A4
4.65% due 03/15/2015	345,000	336,269

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Investment Quality Bond Fund (continued)

Shares or
Principal
Amount		Value
ASSET BACKED SECURITIES (continued)
Dominos Pizza Master Issuer LLC, Series 2007-1, Class A2
5.261% due 04/25/2037 (h)	$300,000	$156,300
Ford Credit Auto Owner Trust, Series 2005-C, Class A4
4.36% due 06/15/2010	115,554	115,297
Harley-Davidson Motorcycle Trust, Series 2005-1, Class A2
3.76% due 12/17/2012	175,888	168,542
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	359,787	357,496
Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5
7.03% due 03/15/2012	360,560	369,065
Massachusetts RRB Special Purpose Trust, Series 2001-1, Class A
6.53% due 06/01/2013	63,859	68,115
Peco Energy Transition Trust, Series 2001-A, Class A1
6.52% due 12/31/2010	33,000	34,485
USAA Auto Owner Trust, Series 2005-4, Class A4
4.89% due 08/15/2012	562,771	564,150
Wachovia Auto Owner Trust, Series 2005-B, Class A5
4.93% due 11/20/2012	700,000	690,497
WFS Financial Owner Trust, Series 2005-2, Class A4
4.39% due 11/19/2012	3,705	3,704
World Omni Auto Receivables Trust, Series 2005-A, Class A4
3.82% due 11/14/2011	277,197	275,415
TOTAL ASSET BACKED SECURITIES (Cost $3,649,593)		$3,446,206
REPURCHASE AGREEMENTS - 2.10%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/27/2009 at
0.29% to be repurchased at
$3,200,077 on 03/02/2009,
collateralized by $3,664,704
Federal Home Loan Mortgage
Corp., 5.50% due 09/01/2037
(valued at $3,264,000 including
interest)	$3,200,000	$3,200,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,200,000)		$3,200,000
SHORT TERM INVESTMENTS - 8.29%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$12,615,000	$12,615,000
TOTAL SHORT TERM INVESTMENTS (Cost $12,615,000)		$12,615,000
Total Investments (Investment Quality Bond Fund)
(Cost $174,498,735) - 106.25%		$161,713,095
Liabilities in Excess of Other Assets - (6.25)%		(9,509,564)
TOTAL NET ASSETS - 100.00%		$152,203,531

Large Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.72%
Advertising - 2.07%
Interpublic Group of Companies, Inc. *	299,100	$1,139,571
Omnicom Group, Inc.	67,850	1,630,436
		2,770,007
Apparel & Textiles - 0.49%
Coach, Inc. *	46,700	652,866
Auto Parts - 2.18%
BorgWarner, Inc. (a)	85,238	1,470,355
Johnson Controls, Inc.	127,681	1,453,010
		2,923,365
Automobiles - 1.86%
PACCAR, Inc.	99,200	2,486,944
Banking - 0.57%
City National Corp. (a)	24,000	769,920
Biotechnology - 4.49%
Amgen, Inc. *	45,400	2,221,422
Genzyme Corp. *	38,702	2,358,113
Millipore Corp. *	26,200	1,442,572
		6,022,107
Broadcasting - 0.91%
News Corp., Class A	220,400	1,225,424
Cable & Television - 2.93%
Comcast Corp., Class A	300,600	3,925,836
Chemicals - 0.43%
Celanese Corp., Series A	67,300	574,742
Coal - 1.61%
Peabody Energy Corp.	90,900	2,151,603
Computers & Business Equipment - 3.28%
Apple, Inc. *	40,500	3,617,055
Seagate Technology	182,300	783,890
		4,400,945
Crude Petroleum & Natural Gas - 5.65%
EOG Resources, Inc.	18,900	945,756
Hess Corp.	45,700	2,499,333
Marathon Oil Corp.	79,500	1,849,965
Ultra Petroleum Corp. *	65,000	2,284,100
		7,579,154
Drugs & Health Care - 2.64%
Wyeth	86,718	3,539,829
Electrical Utilities - 4.48%
American Electric Power Company, Inc.	57,543	1,614,081
Dynegy, Inc., Class A *	154,200	200,460
Exelon Corp.	74,613	3,523,226
Pepco Holdings, Inc.	44,981	674,715
		6,012,482
Energy - 1.76%
Sempra Energy	56,814	2,361,758
Financial Services - 4.76%
Bank of New York Mellon Corp.	97,368	2,158,648
Discover Financial Services	172,756	989,892
Morgan Stanley	119,613	2,337,238

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financial Services (continued)
Wells Fargo & Company	74,578	$902,394
		6,388,172
Food & Beverages - 3.76%
PepsiCo, Inc.	73,100	3,519,034
Sysco Corp.	70,800	1,522,200
		5,041,234
Gas & Pipeline Utilities - 0.67%
Williams Companies, Inc.	79,400	897,220
Healthcare Products - 3.78%
Covidien, Ltd.	71,900	2,277,073
Medtronic, Inc.	64,334	1,903,643
Zimmer Holdings, Inc. *	25,500	893,010
		5,073,726
Healthcare Services - 2.21%
DaVita, Inc. *	13,200	619,344
Medco Health Solutions, Inc. *	57,800	2,345,524
		2,964,868
Hotels & Restaurants - 1.55%
Starbucks Corp. *	227,600	2,082,540
Household Products - 0.92%
Fortune Brands, Inc.	52,000	1,235,000
Industrial Machinery - 1.10%
Pall Corp.	62,300	1,480,871
Industrials - 2.02%
General Electric Company	318,600	2,711,286
Insurance - 2.96%
ACE, Ltd.	56,800	2,073,768
AFLAC, Inc.	34,000	569,840
MetLife, Inc.	34,500	636,870
Principal Financial Group, Inc.	85,600	683,944
		3,964,422
International Oil - 3.83%
Anadarko Petroleum Corp.	70,800	2,474,460
Chevron Corp.	43,800	2,659,098
		5,133,558
Leisure Time - 1.37%
Carnival Corp.	94,199	1,842,532
Life Sciences - 0.77%
Pharmaceutical Product Development, Inc.	31,600	758,084
Waters Corp. *	7,900	278,238
		1,036,322
Liquor - 0.95%
Constellation Brands, Inc., Class A *	97,800	1,276,290
Manufacturing - 2.24%
Illinois Tool Works, Inc.	107,848	2,998,174
Petroleum Services - 3.48%
Baker Hughes, Inc.	74,900	2,195,319
Halliburton Company	151,600	2,472,596
		4,667,915
Pharmaceuticals - 2.15%
Allergan, Inc.	74,526	2,887,137
Railroads & Equipment - 1.21%
Burlington Northern Santa Fe Corp.	27,650	1,624,991
Retail Trade - 1.96%
J.C. Penney Company, Inc.	87,500	1,341,375
Macy's, Inc.	163,200	1,284,384
		2,625,759
Semiconductors - 8.93%
Analog Devices, Inc.	68,800	1,282,432
Broadcom Corp., Class A *	138,700	2,281,615
Intel Corp.	385,900	4,916,366
Intersil Corp., Class A	60,900	615,699
KLA-Tencor Corp.	50,500	871,125
Marvell Technology Group, Ltd. *	167,900	1,260,929
National Semiconductor Corp.	68,300	744,470
		11,972,636
Software - 5.73%
Intuit, Inc. *	94,200	2,146,818
Microsoft Corp.	216,800	3,501,320
VMware, Inc. Class A * (a)	98,155	2,037,698
		7,685,836
Telephone - 3.20%
AT&T, Inc.	119,200	2,833,384
Sprint Nextel Corp. *	443,427	1,458,875
		4,292,259
Trucking & Freight - 2.82%
FedEx Corp.	62,883	2,717,174
Ryder Systems, Inc.	46,600	1,065,276
		3,782,450
TOTAL COMMON STOCKS (Cost $192,690,148)		$131,062,180
INVESTMENT COMPANIES - 0.55%
Investment Companies - 0.55%
SPDR Trust Series 1	10,000	739,300
TOTAL INVESTMENT COMPANIES (Cost $836,639)		$739,300
SHORT TERM INVESTMENTS - 3.52%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$4,717,450	$4,717,450
TOTAL SHORT TERM INVESTMENTS (Cost $4,717,450)		$4,717,450

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Fund (continued)

	Shares or
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.71%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$949,004 on 03/02/2009,
collateralized by $970,000 Federal
Home Loan Mortgage Corp.
Discount Notes, zero coupon due
06/23/2009 (valued at $968,788
including interest)	$949,000	$949,000
TOTAL REPURCHASE AGREEMENTS (Cost $949,000)		$949,000
Total Investments (Large Cap Fund)
(Cost $199,193,237) - 102.50%		$137,467,930
Liabilities in Excess of Other Assets - (2.50)%		(3,349,730)
TOTAL NET ASSETS - 100.00%		$134,118,200

Large Cap Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.23%
Advertising - 1.54%
Interpublic Group of Companies, Inc. *	729,000	$2,777,490
Omnicom Group, Inc.	129,000	3,099,870
		5,877,360
Aerospace - 3.18%
Alliant Techsystems, Inc. *	11,000	777,260
General Dynamics Corp.	117,000	5,126,940
Northrop Grumman Corp.	118,000	4,408,480
Raytheon Company	46,000	1,838,620
		12,151,300
Agriculture - 1.51%
Archer-Daniels-Midland Company	216,000	5,758,560
Biotechnology - 2.53%
Amgen, Inc. *	197,000	9,639,210
Business Services - 1.67%
Computer Sciences Corp. *	52,000	1,806,480
R.R. Donnelley & Sons Company	77,000	599,830
URS Corp. *	129,000	3,988,680
		6,394,990
Chemicals - 1.69%
Dow Chemical Company	506,000	3,622,960
Eastman Chemical Company	137,000	2,813,980
		6,436,940
Commercial Services - 0.73%
CB Richard Ellis Group, Inc. *	964,000	2,785,960
Computers & Business Equipment - 1.84%
EMC Corp. *	173,000	1,816,500
Hewlett-Packard Company	110,000	3,193,300
Ingram Micro, Inc., Class A *	59,000	642,510
Xerox Corp.	267,000	1,383,060
		7,035,370
Construction & Mining Equipment - 0.22%
Rowan Companies, Inc.	70,000	847,700
Cosmetics & Toiletries - 0.71%
Procter & Gamble Company	56,000	2,697,520
Crude Petroleum & Natural Gas - 5.13%
Apache Corp.	94,000	5,554,460
Marathon Oil Corp.	247,000	5,747,690
Occidental Petroleum Corp.	82,000	4,253,340
Sunoco, Inc.	120,000	4,014,000
		19,569,490
Electronics - 1.53%
Agilent Technologies, Inc. *	46,000	638,020
L-3 Communications Holdings, Inc.	57,000	3,856,050
Synopsys, Inc. *	72,000	1,341,360
		5,835,430
Energy - 0.92%
NRG Energy, Inc. *	185,000	3,496,500
Financial Services - 1.08%
Capital One Financial Corp.	306,000	3,687,300
JPMorgan Chase & Company	19,000	434,150
		4,121,450
Food & Beverages - 1.15%
General Mills, Inc.	84,000	4,408,320
Healthcare Products - 3.93%
Johnson & Johnson	300,000	15,000,000
Healthcare Services - 3.95%
McKesson Corp.	104,000	4,266,080
Medco Health Solutions, Inc. *	30,000	1,217,400
UnitedHealth Group, Inc.	232,000	4,558,800
WellPoint, Inc. *	148,000	5,020,160
		15,062,440
Homebuilders - 1.85%
Pulte Homes, Inc.	360,000	3,304,800
Toll Brothers, Inc. *	236,000	3,740,600
		7,045,400
Hotels & Restaurants - 1.03%
McDonald's Corp.	75,000	3,918,750
Industrials - 0.97%
General Electric Company	435,000	3,701,850
Insurance - 7.88%
Aetna, Inc.	110,000	2,625,700
AFLAC, Inc.	206,000	3,452,560
Chubb Corp.	138,000	5,387,520
HCC Insurance Holdings, Inc.	122,000	2,677,900
Lincoln National Corp.	252,000	2,164,680
PartnerRe, Ltd.	69,000	4,271,100
The Travelers Companies, Inc.	171,000	6,181,650
Unum Group	105,000	1,068,900
W.R. Berkley Corp.	108,000	2,247,480
		30,077,490
International Oil - 18.11%
Anadarko Petroleum Corp.	161,000	5,626,950

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Large Cap Value Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
International Oil (continued)
Chevron Corp.	294,000	$17,848,740
ConocoPhillips	275,000	10,271,250
Exxon Mobil Corp.	521,000	35,375,900
		69,122,840
Internet Software - 1.32%
Symantec Corp. *	364,000	5,034,120
Medical-Hospitals - 0.04%
LifePoint Hospitals, Inc. *	7,000	147,140
Metal & Metal Products - 0.37%
Reliance Steel & Aluminum Company	59,000	1,403,610
Petroleum Services - 3.98%
ENSCO International, Inc.	106,000	2,605,480
Tesoro Corp.	239,000	3,527,640
Tidewater, Inc.	110,000	3,885,200
Valero Energy Corp.	267,000	5,174,460
		15,192,780
Pharmaceuticals - 8.58%
AmerisourceBergen Corp.	107,000	3,398,320
Bristol-Myers Squibb Company	221,000	4,068,610
Eli Lilly & Company	221,000	6,492,980
King Pharmaceuticals, Inc. *	305,000	2,238,700
Merck & Company, Inc.	148,000	3,581,600
Pfizer, Inc.	1,053,000	12,962,430
		32,742,640
Railroads & Equipment - 0.93%
CSX Corp.	106,000	2,616,080
Norfolk Southern Corp.	29,000	919,880
		3,535,960
Retail Grocery - 1.70%
Safeway, Inc.	104,000	1,924,000
The Kroger Company	221,000	4,568,070
		6,492,070
Retail Trade - 3.09%
BJ's Wholesale Club, Inc. * (a)	115,000	3,436,200
Limited Brands, Inc.	185,000	1,422,650
RadioShack Corp.	361,000	2,646,130
The Gap, Inc.	396,000	4,272,840
		11,777,820
Sanitary Services - 0.97%
Waste Management, Inc.	137,000	3,699,000
Semiconductors - 2.79%
Integrated Device Technology, Inc. *	148,000	663,040
Intersil Corp., Class A	198,000	2,001,780
KLA-Tencor Corp.	150,000	2,587,500
Novellus Systems, Inc. *	196,000	2,499,000
QLogic Corp. *	313,000	2,885,860
		10,637,180
Software - 0.77%
CA, Inc.	35,000	593,250
Compuware Corp. *	175,000	1,034,250
Oracle Corp. *	83,441	1,296,673
		2,924,173
Steel - 0.56%
United States Steel Corp.	109,000	2,144,030
Telecommunications Equipment & Services - 0.04%
Tellabs, Inc. *	39,000	148,200
Telephone - 6.76%
AT&T, Inc.	334,000	7,939,180
Sprint Nextel Corp. *	1,546,000	5,086,340
Verizon Communications, Inc.	448,000	12,781,440
		25,806,960
Tobacco - 1.01%
Reynolds American, Inc.	115,000	3,861,700
Toys, Amusements & Sporting Goods - 0.65%
Hasbro, Inc.	108,000	2,472,120
Transportation - 0.52%
Overseas Shipholding Group, Inc.	78,000	2,006,160
TOTAL COMMON STOCKS (Cost $514,479,068)		$371,010,533
SHORT TERM INVESTMENTS - 0.23%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$853,444	$853,444
TOTAL SHORT TERM INVESTMENTS (Cost $853,444)		$853,444
REPURCHASE AGREEMENTS - 1.80%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$6,878,029 on 03/02/2009,
collateralized by $7,320,000
Federal National Mortgage
Association, 5.57% due
06/30/2028 (valued at $7,018,050
including interest)	$6,878,000	$6,878,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,878,000)		$6,878,000
Total Investments (Large Cap Value Fund)
(Cost $522,210,512) - 99.26%		$378,741,977
Other Assets in Excess of Liabilities - 0.74%		2,830,687
TOTAL NET ASSETS - 100.00%		$381,572,664

Mid Cap Index Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.00%
Advertising - 0.19%
Lamar Advertising Company, Class A * (a)	35,748	$247,376
ValueClick, Inc. *	40,828	255,992
		503,368

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace - 0.70%
Alliant Techsystems, Inc. *	15,397	$1,087,952
BE Aerospace, Inc. *	46,813	349,225
Woodward Governor Company	25,670	442,037
		1,879,214
Air Travel - 0.32%
Airtran Holdings, Inc. * (a)	55,173	164,967
Alaska Air Group, Inc. *	17,041	373,368
JetBlue Airways Corp. *	86,238	328,567
		866,902
Apparel & Textiles - 1.01%
Guess?, Inc.	28,345	455,504
Hanesbrands, Inc. *	43,995	307,965
Mohawk Industries, Inc. * (a)	26,402	596,421
Phillips-Van Heusen Corp.	24,220	401,326
Timberland Company, Class A *	21,657	243,641
Under Armour, Inc., Class A * (a)	17,167	247,033
Warnaco Group, Inc. *	21,944	475,088
		2,726,978
Auto Parts - 1.71%
BorgWarner, Inc. (a)	54,498	940,090
Federal Signal Corp.	22,308	140,987
Gentex Corp.	65,742	525,936
LKQ Corp. *	65,791	888,179
O'Reilly Automotive, Inc. * (a)	63,311	2,112,055
		4,607,247
Auto Services - 0.30%
Copart, Inc. *	29,810	805,466
Banking - 4.61%
Associated Banc Corp. (a)	60,106	869,133
Astoria Financial Corp.	37,898	270,971
BancorpSouth, Inc.	34,027	633,923
Bank of Hawaii Corp.	22,455	719,458
Cathay General Bancorp, Inc. (a)	23,300	226,476
City National Corp. (a)	19,044	610,932
Colonial Bancgroup, Inc. (a)	95,273	42,873
Commerce Bancshares, Inc.	31,043	1,078,123
Cullen Frost Bankers, Inc.	27,919	1,201,634
First Niagara Financial Group, Inc.	55,791	648,291
FirstMerit Corp.	38,109	560,583
International Bancshares Corp.	23,884	239,079
New York Community Bancorp, Inc.	161,987	1,595,572
NewAlliance Bancshares, Inc.	43,824	500,470
PacWest Bancorp	11,543	157,908
SVB Financial Group *	15,432	252,313
TCF Financial Corp.	54,230	664,860
Valley National Bancorp (a)	63,509	725,908
Washington Federal, Inc.	41,407	471,626
Webster Financial Corp.	24,814	96,278
WestAmerica Bancorp (a)	13,595	542,033
Wilmington Trust Corp.	32,043	288,387
		12,396,831
Biotechnology - 1.11%
Affymetrix, Inc. *	33,040	70,375
Bio-Rad Laboratories, Inc., Class A *	8,992	500,854
Charles River Laboratories International, Inc. *	31,854	789,979
Immucor, Inc. *	33,176	744,470
Techne Corp.	17,895	874,171
		2,979,849
Broadcasting - 0.01%
Belo Corp., Class A	41,368	33,094
Building Materials & Construction - 0.84%
Dycom Industries, Inc. *	18,529	85,604
Granite Construction, Inc. (a)	15,486	550,992
KBR, Inc. (a)	76,029	957,966
RPM International, Inc.	60,580	656,687
		2,251,249
Business Services - 5.45%
Acxiom Corp.	31,968	264,695
Alliance Data Systems Corp. * (a)	30,375	899,100
Brinks Company	19,171	457,612
Cadence Design Systems, Inc. *	122,487	514,446
Corporate Executive Board Company	16,017	240,255
Deluxe Corp.	24,066	185,790
DST Systems, Inc. *	19,147	563,305
FactSet Research Systems, Inc. (a)	19,841	764,672
Fair Isaac Corp.	22,816	249,835
FTI Consulting, Inc. * (a)	23,917	873,927
Gartner Group, Inc., Class A *	27,891	281,978
Global Payments, Inc.	37,743	1,157,955
Harte-Hanks, Inc.	17,876	100,284
Hewitt Associates, Inc., Class A *	34,546	1,019,107
Kelly Services, Inc., Class A	12,925	98,230
Korn/Ferry International *	21,060	194,594
Macrovision Solutions Corp. *	39,266	617,654
Manpower, Inc.	36,692	1,022,973
MPS Group, Inc. *	43,448	215,937
Navigant Consulting Company *	22,026	285,677
NCR Corp. *	74,267	588,195
Rollins, Inc.	19,463	307,516
SAIC, Inc. *	95,411	1,804,222
Sotheby's (a)	31,669	212,499
SRA International, Inc., Class A *	19,812	269,047
URS Corp. *	39,296	1,215,032
Wind River Systems, Inc. *	31,937	241,124
		14,645,661
Cellular Communications - 0.59%
RF Micro Devices, Inc. *	123,836	112,691
Telephone & Data Systems, Inc.	50,100	1,477,950
		1,590,641
Chemicals - 3.31%
Airgas, Inc.	38,099	1,173,068
Albemarle Corp.	42,929	830,676
Ashland, Inc.	31,135	184,008
Cabot Corp.	30,790	322,679
Chemtura Corp.	114,125	38,803
Cytec Industries, Inc.	22,174	341,480
Ferro Corp.	20,588	30,264
FMC Corp.	34,838	1,408,500

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Lubrizol Corp.	31,653	$870,141
Minerals Technologies, Inc.	8,820	263,894
Olin Corp.	36,185	377,771
Sensient Technologies Corp.	22,754	459,631
Terra Industries, Inc.	48,067	1,239,648
The Scotts Company, Class A	20,615	575,777
Valspar Corp.	46,965	784,316
		8,900,656
Coal - 0.39%
Arch Coal, Inc.	67,237	934,594
Patriot Coal Corp. * (a)	29,864	109,004
		1,043,598
Colleges & Universities - 0.61%
Career Education Corp. *	34,624	854,174
Corinthian Colleges, Inc. *	40,283	793,575
		1,647,749
Commercial Services - 0.15%
Brinks Home Security Holdings, Inc. *	19,171	402,016
Computers & Business Equipment - 2.48%
3Com Corp. *	191,197	422,546
Avocent Corp. *	21,082	252,562
Diebold, Inc.	31,110	688,153
Ingram Micro, Inc., Class A *	77,583	844,879
Jack Henry & Associates, Inc.	39,776	633,632
Metavante Technologies, Inc. *	42,243	710,105
National Instruments Corp.	26,835	462,367
Palm, Inc. * (a)	51,659	374,011
Parametric Technology Corp. *	54,687	445,152
Tech Data Corp. *	23,541	407,024
Western Digital Corp. *	104,276	1,424,410
		6,664,841
Construction & Mining Equipment - 0.47%
Bucyrus International, Inc., Class A (a)	35,231	437,569
Joy Global, Inc. (a)	48,074	839,372
		1,276,941
Construction Materials - 0.58%
Louisiana-Pacific Corp.	42,780	69,303
Martin Marietta Materials, Inc. (a)	19,496	1,492,614
		1,561,917
Containers & Glass - 0.71%
Greif, Inc., Class A	16,045	493,384
Packaging Corp. of America	48,193	510,364
Sonoco Products Company	46,936	904,456
		1,908,204
Correctional Facilities - 0.23%
Corrections Corp. of America *	59,161	628,290
Cosmetics & Toiletries - 0.33%
Alberto-Culver Company	40,112	888,080
Crude Petroleum & Natural Gas - 1.99%
Bill Barrett Corp. *	17,418	336,864
Cimarex Energy Company (a)	39,191	770,103
Forest Oil Corp. *	45,709	648,154
Newfield Exploration Company *	62,239	1,203,080
Patterson-UTI Energy, Inc.	72,769	625,086
Plains Exploration & Production Company *	50,640	969,250
Quicksilver Resources, Inc. * (a)	52,619	315,714
Unit Corp. *	22,242	475,311
		5,343,562
Domestic Oil - 1.43%
Comstock Resources, Inc. *	21,657	659,022
Denbury Resources, Inc. *	116,268	1,497,532
Encore Aquisition Company *	24,833	498,647
Frontier Oil Corp.	48,901	667,499
Helix Energy Solutions Group, Inc. *	43,229	134,442
Mariner Energy, Inc. *	41,818	386,816
		3,843,958
Drugs & Health Care - 0.27%
Perrigo Company	36,542	734,129
Educational Services - 1.61%
DeVry, Inc.	28,993	1,506,187
ITT Educational Services, Inc. *	14,750	1,674,125
Strayer Education, Inc.	6,695	1,136,476
		4,316,788
Electrical Equipment - 0.87%
AMETEK, Inc.	50,229	1,329,059
Hubbell, Inc., Class B	26,414	695,217
Varian, Inc. *	13,629	308,424
		2,332,700
Electrical Utilities - 4.65%
Alliant Energy Corp.	51,982	1,202,344
Black Hills Corp.	18,096	322,290
DPL, Inc. (a)	54,576	1,096,977
Great Plains Energy, Inc.	55,968	757,807
Hawaiian Electric Industries, Inc. (a)	42,418	588,338
IDACORP, Inc.	21,445	521,971
Northeast Utilities	73,278	1,605,521
NSTAR	50,268	1,617,121
NV Energy, Inc.	110,200	1,021,554
OGE Energy Corp.	43,667	957,181
PNM Resources, Inc.	40,698	312,968
Quanta Services, Inc. *	92,859	1,634,318
Westar Energy, Inc.	50,965	861,308
		12,499,698
Electronics - 2.52%
Arrow Electronics, Inc. *	56,147	933,725
Avnet, Inc. *	70,902	1,224,478
Imation Corp.	14,187	114,064
Mentor Graphics Corp. *	43,469	192,568
Synopsys, Inc. *	67,816	1,263,412
Teleflex, Inc.	18,690	887,775
Thomas & Betts Corp. *	26,312	602,808
Trimble Navigation, Ltd. *	56,264	793,322
Vishay Intertechnology, Inc. *	87,799	223,887

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Zebra Technologies Corp., Class A *	29,834	$524,183
		6,760,222
Energy - 0.82%
Energen Corp.	33,749	904,473
MDU Resources Group, Inc.	86,438	1,308,672
		2,213,145
Financial Services - 3.65%
Affiliated Managers Group, Inc. *	19,333	695,601
AmeriCredit Corp. * (a)	61,846	238,107
Apollo Investment Corp.	66,935	276,442
Broadridge Financial Solutions, Inc.	66,547	1,063,421
Eaton Vance Corp.	54,611	944,770
Fidelity National Financial, Inc., Class A	99,685	1,651,781
Fulton Financial Corp.	82,353	512,236
GATX Corp.	22,920	418,748
Jefferies Group, Inc.	56,934	563,077
Lender Processing Services, Inc.	39,457	1,033,379
Raymond James Financial, Inc. (a)	45,396	633,728
SEI Investments Company	62,789	743,422
Synovus Financial Corp. (a)	132,142	459,854
Waddell & Reed Financial, Inc., Class A	39,909	563,515
		9,798,081
Food & Beverages - 2.42%
Corn Products International, Inc.	35,056	707,079
Flowers Foods, Inc.	37,103	827,768
Hansen Natural Corp. *	34,802	1,158,211
Hormel Foods Corp.	32,995	1,050,231
PepsiAmericas, Inc.	26,966	447,905
Ralcorp Holdings, Inc. *	26,516	1,606,870
Smithfield Foods, Inc. * (a)	55,922	438,988
Tootsie Roll Industries, Inc. (a)	12,189	261,088
		6,498,140
Forest Products - 0.37%
Rayonier, Inc.	37,097	986,780
Funeral Services - 0.15%
Service Corp. International	120,296	406,601
Gas & Pipeline Utilities - 2.51%
AGL Resources, Inc.	36,136	1,002,413
National Fuel Gas Company	37,239	1,128,714
ONEOK, Inc.	49,181	1,098,704
Southern Union Company	58,351	782,487
UGI Corp.	50,777	1,218,140
Vectren Corp.	38,111	794,995
WGL Holdings, Inc.	23,519	714,037
		6,739,490
Healthcare Products - 4.19%
Beckman Coulter, Inc.	29,494	1,322,511
Edwards Lifesciences Corp. *	26,197	1,456,815
Gen-Probe, Inc. *	25,591	1,038,227
Henry Schein, Inc. *	42,054	1,542,541
Hologic, Inc. *	120,590	1,365,079
IDEXX Laboratories, Inc. * (a)	28,031	843,733
Kinetic Concepts, Inc. * (a)	26,364	574,208
Masimo Corp. *	22,540	563,274
ResMed, Inc. *	35,622	1,313,739
STERIS Corp.	27,710	638,993
Thoratec Corp. *	26,390	602,748
		11,261,868
Healthcare Services - 2.26%
Cerner Corp. * (a)	32,022	1,172,005
Covance, Inc. *	29,785	1,131,234
Health Net, Inc. *	48,800	644,160
Hill-Rom Holdings, Inc. (a)	29,419	288,895
Kindred Healthcare, Inc. *	14,102	202,928
Lincare Holdings, Inc. *	35,005	737,555
Omnicare, Inc.	49,017	1,271,011
Psychiatric Solutions, Inc. *	26,323	445,912
WellCare Health Plans, Inc. *	19,629	177,250
		6,070,950
Homebuilders - 0.95%
Hovnanian Enterprises, Inc., Class A *	23,839	20,263
M.D.C. Holdings, Inc.	17,307	436,656
NVR, Inc. *	2,566	853,888
Ryland Group, Inc.	20,107	284,112
Toll Brothers, Inc. *	61,316	971,858
		2,566,777
Hotels & Restaurants - 1.30%
Bob Evans Farms, Inc.	14,448	266,854
Boyd Gaming Corp. (a)	26,863	114,168
Brinker International, Inc.	47,930	527,230
Chipotle Mexican Grill, Inc., Class A * (a)	15,524	848,076
Panera Bread Company, Class A * (a)	13,768	606,343
The Cheesecake Factory, Inc. *	28,105	228,775
Wendy's/Arby's Group, Inc.	196,772	891,377
		3,482,823
Household Products - 1.21%
Blyth, Inc.	2,844	58,046
Church & Dwight, Inc.	32,959	1,612,354
Energizer Holdings, Inc. *	27,443	1,157,820
Tupperware Brands Corp.	29,176	413,716
		3,241,936
Industrial Machinery - 2.36%
AGCO Corp. *	43,178	740,071
Crane Company	22,807	343,930
Donaldson Company, Inc.	36,208	883,837
FMC Technologies, Inc. *	58,849	1,558,910
Graco, Inc.	28,009	475,593
IDEX Corp.	38,895	751,451
Kennametal, Inc.	34,410	561,571
Lincoln Electric Holdings, Inc.	20,153	619,302
Terex Corp. *	44,664	398,403
		6,333,068
Industrials - 0.81%
Clean Harbors, Inc. *	9,491	461,073
Harsco Corp.	39,305	812,041

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrials (continued)
Shaw Group, Inc. *	39,310	$917,496
		2,190,610
Insurance - 4.38%
American Financial Group, Inc.	35,344	549,953
Arthur J. Gallagher & Company	44,711	709,564
Brown & Brown, Inc.	54,604	921,169
Everest Re Group, Ltd.	28,904	1,882,517
First American Corp.	43,707	1,012,691
Hanover Insurance Group, Inc.	24,041	845,522
HCC Insurance Holdings, Inc.	53,982	1,184,905
Horace Mann Educators Corp.	18,384	141,373
Mercury General Corp.	16,753	451,661
Old Republic International Corp.	108,602	986,106
PMI Group, Inc.	32,653	16,653
Protective Life Corp.	32,900	124,362
Reinsurance Group of America, Inc.	34,150	928,880
Stancorp Financial Group, Inc.	23,026	414,238
Unitrin, Inc.	23,169	249,762
W.R. Berkley Corp.	65,264	1,358,144
		11,777,500
Internet Retail - 0.87%
Netflix, Inc. * (a)	19,605	708,524
Priceline.com, Inc. * (a)	19,102	1,620,996
		2,329,520
Internet Software - 0.43%
Digital River, Inc. *	17,457	417,571
F5 Networks, Inc. *	37,487	749,740
		1,167,311
Leisure Time - 0.60%
Callaway Golf Company (a)	30,394	205,767
DreamWorks Animation SKG, Inc., Class A *	36,267	699,591
International Speedway Corp., Class A	13,072	252,682
LIFE TIME FITNESS, Inc. * (a)	16,447	140,786
Scientific Games Corp., Class A *	30,599	323,737
		1,622,563
Life Sciences - 0.50%
Pharmaceutical Product Development, Inc.	55,489	1,331,181
Manufacturing - 2.77%
AptarGroup, Inc.	31,774	891,578
Carlisle Companies, Inc.	28,711	569,052
Lancaster Colony Corp.	9,342	363,217
Mettler-Toledo International, Inc. *	15,777	841,072
Mine Safety Appliances Company	13,979	255,117
Nordson Corp.	16,051	399,670
Pentair, Inc.	46,419	968,764
Roper Industries, Inc.	42,222	1,745,880
SPX Corp.	25,614	1,134,188
Trinity Industries, Inc.	37,432	276,248
		7,444,786
Medical-Hospitals - 1.19%
Community Health Systems, Inc. *	43,895	718,122
Health Management Associates, Inc., Class A *	114,849	246,925
LifePoint Hospitals, Inc. * (a)	25,146	528,569
Universal Health Services, Inc., Class B	23,843	878,138
VCA Antech, Inc. * (a)	39,832	828,107
		3,199,861
Metal & Metal Products - 0.84%
Commercial Metals Company	53,558	546,827
Matthews International Corp., Class A	14,385	499,735
Reliance Steel & Aluminum Company	30,012	713,985
Timken Company	39,988	487,054
		2,247,601
Mining - 0.31%
Cliffs Natural Resources, Inc.	53,418	824,240
Mobile Homes - 0.07%
Thor Industries, Inc. (a)	16,699	178,846
Office Furnishings & Supplies - 0.17%
Herman Miller, Inc.	25,242	254,439
HNI Corp. (a)	20,829	204,333
		458,772
Paper - 0.25%
Potlatch Corp.	18,600	423,522
Temple-Inland, Inc. (a)	50,127	238,103
		661,625
Petroleum Services - 1.96%
Exterran Holdings, Inc. * (a)	30,454	551,217
Helmerich & Payne, Inc.	49,523	1,171,714
Oceaneering International, Inc. *	25,639	814,551
Pride International, Inc. *	81,453	1,404,250
Superior Energy Services, Inc. *	36,488	481,277
Tidewater, Inc.	24,256	856,722
		5,279,731
Pharmaceuticals - 2.16%
Endo Pharmaceutical Holdings, Inc. *	55,098	1,045,760
Medicis Pharmaceutical Corp., Class A	26,694	301,108
Sepracor, Inc. *	51,239	767,560
United Therapeutics Corp. *	10,926	733,244
Valeant Pharmaceuticals International *	38,356	667,394
Vertex Pharmaceuticals, Inc. *	75,302	2,276,380
		5,791,446
Publishing - 0.32%
American Greetings Corp., Class A	21,373	79,721
John Wiley & Sons, Inc., Class A	20,152	632,571
Scholastic Corp.	12,444	137,009
		849,301
Railroads & Equipment - 0.51%
Kansas City Southern * (a)	42,966	760,069
Wabtec Corp.	22,819	610,636
		1,370,705
Real Estate - 4.60%
Alexandria Real Estate Equities, Inc., REIT	15,168	606,113
AMB Property Corp., REIT	46,353	552,064
BRE Properties, Inc., Class A, REIT	24,047	454,969
Camden Property Trust, REIT	25,067	471,009
Cousins Properties, Inc., REIT (a)	20,556	146,153

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Real Estate (continued)
Duke Realty Corp., REIT (a)	69,356	$478,557
Equity One, Inc., REIT (a)	15,516	173,469
Essex Property Trust, Inc., REIT	12,610	685,984
Federal Realty Investment Trust, REIT	27,756	1,141,604
Highwoods Properties, Inc., REIT	29,917	565,132
Hospitality Properties Trust, REIT	44,232	504,245
Jones Lang LaSalle, Inc.	16,239	323,481
Liberty Property Trust, REIT	46,197	844,019
Macerich Company, REIT (a)	35,821	409,076
Mack-Cali Realty Corp., REIT	31,005	529,565
Nationwide Health Properties, Inc., REIT	46,758	947,317
OMEGA Healthcare Investors, Inc., REIT	38,743	508,696
Realty Income Corp., REIT (a)	49,072	860,232
Regency Centers Corp., REIT	32,945	888,856
SL Green Realty Corp., REIT (a)	26,847	311,962
UDR, Inc., REIT	69,457	549,405
Weingarten Realty Investors, REIT (a)	36,468	411,724
		12,363,632
Retail Grocery - 0.15%
Ruddick Corp. (a)	18,418	399,302
Retail Trade - 5.94%
99 Cents Only Stores *	22,055	181,733
Advance Auto Parts, Inc.	44,565	1,704,611
Aeropostale, Inc. *	31,447	729,256
American Eagle Outfitters, Inc.	97,029	947,003
AnnTaylor Stores Corp. *	26,890	176,936
Barnes & Noble, Inc.	17,346	311,187
BJ's Wholesale Club, Inc. * (a)	27,676	826,959
CarMax, Inc. * (a)	103,743	978,297
Chico's FAS, Inc. *	83,440	377,983
Coldwater Creek, Inc. *	22,316	37,714
Collective Brands, Inc. *	30,008	310,583
Dick's Sporting Goods, Inc. *	40,043	494,531
Dollar Tree, Inc. *	42,650	1,655,673
Foot Locker, Inc.	72,910	605,882
J. Crew Group, Inc. * (a)	24,407	274,823
MSC Industrial Direct Company, Inc., Class A (a)	21,092	645,204
NBTY, Inc. *	25,801	383,661
PetSmart, Inc.	59,827	1,198,933
Regis Corp.	20,332	256,183
Rent-A-Center, Inc. *	31,421	550,496
Ross Stores, Inc.	60,892	1,797,532
Saks, Inc. * (a)	66,865	162,482
United Rentals, Inc. *	28,188	114,162
Urban Outfitters, Inc. *	53,673	893,119
Williams-Sonoma, Inc.	40,766	355,887
		15,970,830
Sanitary Services - 0.77%
Aqua America, Inc. (a)	63,614	1,170,498
Waste Connections, Inc. *	37,518	894,429
		2,064,927
Semiconductors - 1.90%
Atmel Corp. *	210,829	752,660
Cree, Inc. * (a)	41,571	816,454
Fairchild Semiconductor International, Inc. *	58,422	204,477
Integrated Device Technology, Inc. *	79,553	356,397
International Rectifier Corp. *	34,300	430,465
Intersil Corp., Class A	57,809	584,449
Lam Research Corp. *	58,806	1,150,245
Semtech Corp. *	28,433	334,088
Silicon Laboratories, Inc. *	21,771	476,785
		5,106,020
Software - 1.08%
ACI Worldwide, Inc. * (a)	16,430	293,440
Advent Software, Inc. * (a)	7,858	214,052
ANSYS, Inc. *	42,216	851,497
ManTech International Corp. *	9,832	512,935
Sybase, Inc. *	38,147	1,036,835
		2,908,759
Steel - 0.43%
Carpenter Technology Corp.	20,748	284,248
Steel Dynamics, Inc.	76,105	635,477
Worthington Industries, Inc. (a)	28,193	231,182
		1,150,907
Telecommunications Equipment & Services - 0.78%
ADC Telecommunications, Inc. *	45,392	128,913
ADTRAN, Inc.	25,782	372,292
CommScope, Inc. *	33,119	295,753
NeuStar, Inc., Class A * (a)	37,113	574,880
Plantronics, Inc.	22,998	197,553
Polycom, Inc. *	39,169	520,948
		2,090,339
Telephone - 0.07%
Cincinnati Bell, Inc. *	108,435	180,002
Tobacco - 0.13%
Universal Corp.	11,760	337,982
Toys, Amusements & Sporting Goods - 0.22%
Marvel Entertainment, Inc. *	23,083	596,926
Transportation - 0.37%
Alexander & Baldwin, Inc.	19,462	365,691
Con-way, Inc.	21,567	325,877
Overseas Shipholding Group, Inc.	11,870	305,297
		996,865
Trucking & Freight - 0.79%
J.B. Hunt Transport Services, Inc. (a)	38,548	785,608
Landstar Systems, Inc.	24,665	780,647
Oshkosh Corp.	35,030	219,288
Werner Enterprises, Inc.	20,056	273,163
YRC Worldwide, Inc. * (a)	27,887	61,351
		2,120,057
TOTAL COMMON STOCKS (Cost $402,772,336)		$260,651,655
SHORT TERM INVESTMENTS - 13.73%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$33,164,147	$33,164,147

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS (Unaudited) - February 28, 2009 - continued
(showing percentage of total net assets)

Mid Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT TERM INVESTMENTS (continued)
Societe Generale North America, Inc.
0.26% due 03/02/2009	$3,720,000	$3,719,973
TOTAL SHORT TERM INVESTMENTS (Cost $36,884,120)		$36,884,120
Total Investments (Mid Cap Index Fund)
(Cost $439,656,456) - 110.73%		$297,535,775
Liabilities in Excess of Other Assets - (10.73)%		(28,841,771)
TOTAL NET ASSETS - 100.00%		$268,694,004

Mid Cap Intersection Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.57%
Aerospace - 0.88%
Alliant Techsystems, Inc. *	4,300	$303,838
Esterline Technologies Corp. *	9,400	238,196
TransDigm Group, Inc. *	11,600	409,944
		951,978
Air Travel - 0.39%
Alaska Air Group, Inc. *	18,960	415,414
Apparel & Textiles - 0.67%
Guess?, Inc.	12,000	192,840
Warnaco Group, Inc. *	24,420	528,693
		721,533
Banking - 3.69%
Astoria Financial Corp.	90,130	644,429
BOK Financial Corp.	20,000	602,000
Comerica, Inc.	23,100	346,731
International Bancshares Corp.	43,400	434,434
M&T Bank Corp. (a)	11,400	417,240
PacWest Bancorp	13,800	188,784
Provident Financial Services, Inc.	62,600	584,684
Sterling Bancshares, Inc.	68,700	374,415
Trustmark Corp.	11,300	201,027
Webster Financial Corp.	44,860	174,057
		3,967,801
Biotechnology - 0.97%
Bio-Rad Laboratories, Inc., Class A *	3,460	192,722
Cephalon, Inc. * (a)	13,045	855,622
		1,048,344
Building Materials & Construction - 1.51%
Armstrong World Industries, Inc. *	26,600	339,948
EMCOR Group, Inc. *	32,500	500,825
Granite Construction, Inc.	8,800	313,104
KBR, Inc.	16,000	201,600
Lennox International, Inc.	10,400	269,360
		1,624,837
Business Services - 3.83%
Acxiom Corp.	34,900	288,972
Alliance Data Systems Corp. * (a)	26,300	778,480
Deluxe Corp.	21,010	162,197
Fluor Corp.	6,100	202,825
Jacobs Engineering Group, Inc. *	6,000	202,440
Manpower, Inc.	38,619	1,076,698
Pre-Paid Legal Services, Inc. * (a)	7,200	229,752
R.R. Donnelley & Sons Company	17,700	137,883
URS Corp. *	15,300	473,076
Watson Wyatt Worldwide, Inc., Class A	7,400	363,414
Wind River Systems, Inc. *	26,600	200,830
		4,116,567
Cable & Television - 0.29%
DISH Network Corp. *	27,400	308,250
Chemicals - 3.68%
Calgon Carbon Corp. *	8,560	125,404
CF Industries Holdings, Inc.	12,800	823,424
FMC Corp.	25,918	1,047,865
Intrepid Potash, Inc. * (a)	11,000	246,840
Lubrizol Corp.	11,800	324,382
Minerals Technologies, Inc.	14,800	442,816
Olin Corp.	24,200	252,648
Terra Industries, Inc.	27,000	696,330
		3,959,709
Coal - 0.08%
Massey Energy Company	7,700	88,935
Computer Services - 0.36%
NetApp, Inc. *	29,100	391,104
Computers & Business Equipment - 3.53%
3Com Corp. *	164,300	363,103
Avocent Corp. *	49,800	596,604
Ingram Micro, Inc., Class A *	130,001	1,415,711
Parametric Technology Corp. *	40,080	326,251
Western Digital Corp. *	55,400	756,764
Xerox Corp.	65,400	338,772
		3,797,205
Construction & Mining Equipment - 0.42%
Joy Global, Inc. (a)	25,820	450,817
Containers & Glass - 0.50%
Sonoco Products Company	28,000	539,560
Cosmetics & Toiletries - 0.36%
Nu Skin Enterprises, Inc., Class A	41,200	387,280
Crude Petroleum & Natural Gas - 2.35%
Cimarex Energy Company (a)	25,189	494,964
Noble Energy, Inc.	25,792	1,174,568
Unit Corp. *	28,200	602,634
W&T Offshore, Inc.	32,100	258,405
		2,530,571
Domestic Oil - 1.85%
Comstock Resources, Inc. *	9,040	275,087
Continental Resources, Inc. * (a)	13,800	219,282
Denbury Resources, Inc. *	56,520	727,977
Encore Aquisition Company *	28,945	581,216
McMoran Exploration Company *	19,400	89,046

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Domestic Oil (continued)
Oil States International, Inc. *	7,400	$98,568
		1,991,176
Drugs & Health Care - 0.29%
CV Therapeutics, Inc. *	5,900	94,400
Perrigo Company	10,640	213,758
		308,158
Educational Services - 3.64%
American Public Education, Inc. *	11,540	431,019
ITT Educational Services, Inc. *	25,023	2,840,110
Strayer Education, Inc.	3,760	638,260
		3,909,389
Electrical Equipment - 0.19%
Wesco International, Inc. *	12,200	202,520
Electrical Utilities - 5.26%
AES Corp. *	28,400	178,920
Alliant Energy Corp.	15,300	353,889
CenterPoint Energy, Inc.	72,400	747,168
DPL, Inc.	36,550	734,655
El Paso Electric Company *	28,000	395,640
Northeast Utilities	15,600	341,796
NV Energy, Inc.	40,500	375,435
Pepco Holdings, Inc.	75,485	1,132,275
Quanta Services, Inc. *	20,500	360,800
Unisource Energy Corp.	21,400	537,996
Westar Energy, Inc.	29,540	499,226
		5,657,800
Electronics - 1.18%
Enersys *	21,300	228,336
Synopsys, Inc. *	43,600	812,268
Thomas & Betts Corp. *	10,200	233,682
		1,274,286
Energy - 2.43%
Energen Corp.	33,900	908,520
MDU Resources Group, Inc.	75,543	1,143,721
SCANA Corp.	18,600	560,418
		2,612,659
Financial Services - 3.71%
Affiliated Managers Group, Inc. *	6,800	244,664
Ameriprise Financial, Inc.	45,420	723,995
Broadridge Financial Solutions, Inc.	40,700	650,386
Discover Financial Services	73,500	421,155
Invesco, Ltd.	49,210	562,470
Knight Capital Group, Inc. *	30,100	529,459
NASDAQ OMX Group, Inc. *	18,300	382,470
SLM Corp. *	28,500	131,100
UMB Financial Corp.	9,100	345,163
		3,990,862
Food & Beverages - 2.23%
Hansen Natural Corp. *	16,600	552,448
Hormel Foods Corp.	22,800	725,724
Pepsi Bottling Group, Inc.	16,300	301,550
Ralcorp Holdings, Inc. *	13,500	818,100
		2,397,822
Gas & Pipeline Utilities - 2.27%
Atmos Energy Corp.	10,700	233,581
UGI Corp.	92,170	2,211,158
		2,444,739
Healthcare Products - 3.60%
Beckman Coulter, Inc.	31,742	1,423,311
Medicines Company *	35,300	433,131
ResMed, Inc. *	17,300	638,024
Thoratec Corp. *	14,500	331,180
Varian Medical Systems, Inc. *	34,310	1,046,798
		3,872,444
Healthcare Services - 2.47%
Coventry Health Care, Inc. *	22,600	260,352
Health Net, Inc. *	40,900	539,880
Healthspring, Inc. *	32,300	261,630
Humana, Inc. *	25,300	598,851
Omnicare, Inc.	38,400	995,712
		2,656,425
Homebuilders - 0.59%
NVR, Inc. *	1,350	449,240
Walter Industries, Inc.	10,100	183,517
		632,757
Household Products - 0.20%
Tempur-Pedic International, Inc. (a)	34,200	209,988
Industrial Machinery - 4.47%
AGCO Corp. *	33,799	579,315
Dover Corp.	54,880	1,368,707
Flowserve Corp.	15,180	766,135
FMC Technologies, Inc. *	25,040	663,309
Gardner Denver, Inc. *	26,990	510,651
Parker-Hannifin Corp.	23,210	774,518
Robbins & Myers, Inc.	8,700	140,331
		4,802,966
Industrials - 0.54%
Harsco Corp.	17,117	353,637
Shaw Group, Inc. *	9,800	228,732
		582,369
Insurance - 6.31%
Allied World Assurance Holdings, Ltd.	29,000	1,113,890
American Financial Group, Inc.	37,240	579,454
Axis Capital Holdings, Ltd.	36,800	823,584
CIGNA Corp.	6,800	107,168
Employers Holdings, Inc.	22,700	217,920
Everest Re Group, Ltd.	25,806	1,680,745
Platinum Underwriters Holdings, Ltd.	19,400	543,976
Reinsurance Group of America, Inc.	20,430	555,696
Transatlantic Holdings, Inc.	17,090	513,896
Unum Group	64,100	652,538
		6,788,867

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet Retail - 0.85%
Netflix, Inc. * (a)	25,297	$914,234
Internet Software - 1.37%
F5 Networks, Inc. *	15,700	314,000
McAfee, Inc. *	41,449	1,158,500
		1,472,500
Leisure Time - 0.78%
WMS Industries, Inc. *	46,300	839,419
Medical-Hospitals - 1.12%
Community Health Systems, Inc. *	18,600	304,296
LifePoint Hospitals, Inc. *	43,045	904,806
		1,209,102
Metal & Metal Products - 1.31%
Precision Castparts Corp.	17,959	995,467
Timken Company	33,700	410,466
		1,405,933
Mining - 0.49%
Cliffs Natural Resources, Inc.	33,980	524,311
Office Furnishings & Supplies - 0.75%
Herman Miller, Inc.	29,900	301,392
HNI Corp. (a)	19,800	194,238
OfficeMax, Inc.	81,100	309,802
		805,432
Paper - 0.15%
Domtar Corp. *	211,200	166,848
Petroleum Services - 0.92%
Complete Production Services, Inc. *	20,700	63,135
Superior Energy Services, Inc. *	24,000	316,560
Tidewater, Inc.	17,200	607,504
		987,199
Pharmaceuticals - 4.23%
Alkermes, Inc. *	52,200	526,176
Cubist Pharmaceuticals, Inc. *	24,290	345,160
Forest Laboratories, Inc. *	7,000	150,080
Regeneron Pharmaceuticals, Inc. *	15,500	220,875
Sepracor, Inc. *	39,300	588,714
Vertex Pharmaceuticals, Inc. * (a)	45,342	1,370,689
Watson Pharmaceuticals, Inc. *	47,500	1,342,825
		4,544,519
Railroads & Equipment - 0.44%
Wabtec Corp.	17,800	476,328
Real Estate - 3.82%
Annaly Capital Management, Inc., REIT	58,800	817,320
Brandywine Realty Trust, REIT	118,200	557,904
Camden Property Trust, REIT	20,300	381,437
Douglas Emmett, Inc., REIT	58,490	439,845
Duke Realty Corp., REIT (a)	43,400	299,460
Hatteras Financial Corp., REIT	24,700	589,095
Kimco Realty Corp., REIT	15,300	135,405
Liberty Property Trust, REIT	24,210	442,317
Taubman Centers, Inc., REIT	28,300	442,895
		4,105,678
Retail Grocery - 0.61%
SUPERVALU, Inc.	41,700	650,937
Retail Trade - 6.83%
Advance Auto Parts, Inc.	16,300	623,475
American Eagle Outfitters, Inc.	50,815	495,954
Big Lots, Inc. *	69,000	1,070,190
BJ's Wholesale Club, Inc. * (a)	43,310	1,294,103
Collective Brands, Inc. *	38,700	400,545
Dollar Tree, Inc. *	8,300	322,206
Foot Locker, Inc.	59,200	491,952
Rent-A-Center, Inc. *	34,100	597,432
Ross Stores, Inc.	51,400	1,517,328
Urban Outfitters, Inc. *	31,900	530,816
		7,344,001
Semiconductors - 1.40%
Emulex Corp. *	74,130	389,924
Lam Research Corp. *	44,522	870,850
National Semiconductor Corp.	22,000	239,800
		1,500,574
Software - 2.55%
BMC Software, Inc. *	47,000	1,392,610
Red Hat, Inc. *	19,400	265,586
Riverbed Technology, Inc. *	25,800	270,126
Sybase, Inc. *	29,979	814,829
		2,743,151
Steel - 0.38%
Steel Dynamics, Inc.	49,000	409,150
Telecommunications Equipment & Services - 1.36%
Atheros Communications, Inc. *	45,800	553,264
InterDigital, Inc. *	11,300	331,994
NeuStar, Inc., Class A * (a)	19,590	303,449
Starent Networks Corp. *	17,200	271,932
		1,460,639
Telephone - 0.91%
CenturyTel, Inc. (a)	37,200	979,476
Toys, Amusements & Sporting Goods - 1.10%
Hasbro, Inc.	30,800	705,012
Marvel Entertainment, Inc. *	18,600	480,996
		1,186,008
Transportation - 0.29%
Overseas Shipholding Group, Inc.	12,000	308,640
Trucking & Freight - 1.17%
J.B. Hunt Transport Services, Inc.	29,000	591,020
Oshkosh Corp.	36,800	230,368
Werner Enterprises, Inc.	31,700	431,754
		1,253,142
TOTAL COMMON STOCKS (Cost $157,530,319)		$104,922,353

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Mid Cap Intersection Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 7.50%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$8,065,921	$8,065,921
TOTAL SHORT TERM INVESTMENTS (Cost $8,065,921)		$8,065,921
REPURCHASE AGREEMENTS - 2.45%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$2,639,011 on 03/02/2009,
collateralized by $2,580,000
Federal Home Loan Bank, 3.375%
due 06/24/2011 (valued at
$2,696,100 including interest)	$2,639,000	$2,639,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,639,000)		$2,639,000
Total Investments (Mid Cap Intersection Fund)
(Cost $168,235,240) - 107.52%		$115,627,274
Liabilities in Excess of Other Assets - (7.52)%		(8,090,656)
TOTAL NET ASSETS - 100.00%		$107,536,618

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.50%
Agriculture - 1.01%
The Mosaic Company	94,000	$4,046,700
Air Travel - 1.04%
JetBlue Airways Corp. *	587,100	2,236,851
Ryanair Holdings PLC, SADR * (a)	80,500	1,919,120
		4,155,971
Biotechnology - 3.07%
Cephalon, Inc. * (a)	76,977	5,048,921
Charles River Laboratories International, Inc. *	100,800	2,499,840
Cougar Biotechnology, Inc. * (a)	75,500	1,889,765
Biotechnology (continued)
Myriad Genetics, Inc. *	36,100	2,846,485
		12,285,011
Broadcasting - 0.58%
Discovery Communications, Inc., Series A *	149,700	2,321,847
Business Services - 2.31%
FTI Consulting, Inc. *	53,900	1,969,506
Global Payments, Inc.	70,500	2,162,940
Informatica Corp. *	211,300	2,725,770
Net 1 UEPS Technologies, Inc. *	165,900	2,400,573
		9,258,789
Cable & Television - 0.79%
Cablevision Systems Corp., Class A	243,900	3,168,261
Cellular Communications - 2.23%
MetroPCS Communications, Inc. * (a)	616,700	8,942,150
Chemicals - 2.91%
Albemarle Corp.	174,300	3,372,705
FMC Corp.	107,700	4,354,311
Huabao International Holdings, Ltd.	4,355,000	3,146,579
Solutia, Inc. * (a)	212,483	796,811
		11,670,406
Colleges & Universities - 3.37%
Career Education Corp. *	213,400	5,264,578
Corinthian Colleges, Inc. *	418,300	8,240,510
		13,505,088
Commercial Services - 1.09%
Pool Corp. (a)	327,670	4,348,181
Computer Services - 0.83%
NetApp, Inc. *	248,700	3,342,528
Computers & Business Equipment - 1.90%
CACI International, Inc., Class A * (a)	103,400	4,422,418
Cognizant Technology Solutions Corp., Class A *	173,400	3,190,560
		7,612,978
Crude Petroleum & Natural Gas - 2.39%
EOG Resources, Inc.	67,800	3,392,712
Forest Oil Corp. *	196,600	2,787,788
Ultra Petroleum Corp. *	96,900	3,405,066
		9,585,566
Drugs & Health Care - 0.86%
Shionogi & Company, Ltd.	211,947	3,441,805
Educational Services - 1.50%
ITT Educational Services, Inc. *	53,100	6,026,850
Electrical Equipment - 2.02%
AMETEK, Inc.	129,700	3,431,862
FLIR Systems, Inc. * (a)	228,200	4,657,562
		8,089,424
Electronics - 0.61%
Itron, Inc. * (a)	54,300	2,425,038
Energy - 2.24%
Covanta Holding Corp. *	387,800	5,906,194
First Solar, Inc. *	29,000	3,066,460
		8,972,654
Financial Services - 4.00%
Deutsche Boerse AG	89,571	4,072,697
Interactive Data Corp.	241,700	5,467,254
NASDAQ OMX Group, Inc. *	110,800	2,315,720
Western Union Company	373,793	4,171,530
		16,027,201
Food & Beverages - 3.48%
Fomento Economico Mexicano SA de CV, SADR	104,600	2,409,984
Heckmann Corp. * (a)	839,400	4,171,818
Ralcorp Holdings, Inc. *	50,200	3,042,120
Smithfield Foods, Inc. * (a)	549,800	4,315,930
		13,939,852
Healthcare Products - 2.46%
Medicines Company * (a)	143,439	1,759,996
St. Jude Medical, Inc. *	131,800	4,370,488

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Healthcare Products (continued)
Varian Medical Systems, Inc. *	122,800	$3,746,628
		9,877,112
Healthcare Services - 2.56%
Cardinal Health, Inc.	132,200	4,289,890
McKesson Corp.	145,900	5,984,818
		10,274,708
Hotels & Restaurants - 1.50%
Burger King Holdings, Inc.	212,700	4,570,923
Wynn Resorts, Ltd. * (a)	68,100	1,426,695
		5,997,618
Household Products - 2.75%
Clorox Company	73,200	3,557,520
Jarden Corp. *	734,168	7,451,805
		11,009,325
Industrial Machinery - 0.99%
Pall Corp.	167,300	3,976,721
Industrials - 2.10%
Aecom Technology Corp. *	342,700	8,406,431
Insurance - 7.56%
ACE, Ltd.	102,100	3,727,671
Allied World Assurance Holdings, Ltd.	79,600	3,057,436
Aon Corp.	108,200	4,137,568
Arch Capital Group, Ltd. *	71,100	3,839,400
Everest Re Group, Ltd.	63,000	4,103,190
Marsh & McLennan Companies, Inc.	250,300	4,487,879
Max Re Capital, Ltd.	67,900	1,120,350
PartnerRe, Ltd.	40,500	2,506,950
W.R. Berkley Corp.	158,500	3,298,385
		30,278,829
Internet Service Provider - 0.74%
Equinix, Inc. *	64,000	2,970,240
Internet Software - 3.27%
Autonomy Corp. PLC *	304,600	5,249,599
McAfee, Inc. *	280,290	7,834,106
		13,083,705
Leisure Time - 1.75%
DreamWorks Animation SKG, Inc., Class A *	305,939	5,901,563
Las Vegas Sands Corp. * (a)	487,300	1,111,044
		7,012,607
Life Sciences - 1.11%
Pharmaceutical Product Development, Inc.	136,500	3,274,635
Sequenom, Inc. * (a)	79,000	1,155,770
		4,430,405
Manufacturing - 2.94%
Illinois Tool Works, Inc.	122,900	3,416,620
Pentair, Inc.	98,400	2,053,608
Rockwell Automation, Inc.	91,800	1,845,180
Snap-on, Inc.	189,600	4,472,664
		11,788,072
Medical-Hospitals - 0.93%
Community Health Systems, Inc. *	227,800	3,726,808
Petroleum Services - 1.02%
Smith International, Inc.	190,700	4,096,236
Pharmaceuticals - 4.98%
Alexion Pharmaceuticals, Inc. *	28,300	967,860
Alkermes, Inc. *	247,101	2,490,778
AmerisourceBergen Corp.	117,600	3,734,976
Amylin Pharmaceuticals, Inc. * (a)	228,167	2,083,165
Auxilium Pharmaceuticals, Inc. *	129,300	3,551,871
Daiichi Sankyo Company, Ltd.	202,700	3,256,564
Elan Corp. PLC, SADR *	153,900	951,102
Onyx Pharmaceuticals, Inc. *	43,100	1,292,569
Regeneron Pharmaceuticals, Inc. *	115,200	1,641,600
		19,970,485
Retail Grocery - 1.15%
SUPERVALU, Inc.	294,900	4,603,389
Retail Trade - 10.44%
Advance Auto Parts, Inc.	185,200	7,083,900
Bed Bath & Beyond, Inc. * (a)	95,100	2,025,630
Best Buy Company, Inc.	120,400	3,469,928
BJ's Wholesale Club, Inc. * (a)	108,010	3,227,339
Dick's Sporting Goods, Inc. *	408,000	5,038,800
GameStop Corp., Class A *	138,700	3,733,804
Kohl's Corp. *	118,400	4,160,576
Staples, Inc.	347,500	5,542,625
The Gap, Inc.	462,700	4,992,533
Williams-Sonoma, Inc. (a)	294,600	2,571,858
		41,846,993
Sanitary Services - 1.13%
Republic Services, Inc.	227,900	4,535,210
Semiconductors - 0.99%
ON Semiconductor Corp. *	1,088,300	3,983,178
Software - 5.28%
BMC Software, Inc. *	233,800	6,927,494
Concur Technologies, Inc. *	128,200	2,690,918
Red Hat, Inc. *	350,500	4,798,345
Solera Holdings, Inc. *	324,900	6,754,671
		21,171,428
Telecommunications Equipment & Services - 3.03%
Atheros Communications, Inc. *	149,400	1,804,752
Corning, Inc.	310,500	3,275,775
NICE Systems, Ltd., ADR *	262,300	5,534,530
Polycom, Inc. *	115,820	1,540,406
		12,155,463
Toys, Amusements & Sporting Goods - 1.59%
Marvel Entertainment, Inc. *	246,300	6,369,318
TOTAL COMMON STOCKS (Cost $494,824,485)		$394,730,581
SHORT TERM INVESTMENTS - 8.39%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$33,615,542	$33,615,542
TOTAL SHORT TERM INVESTMENTS (Cost $33,615,542)		$33,615,542

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.77%
Bank of New York Tri-Party
Repurchase Agreement dated
02/27/2009 at 0.29% to be
repurchased at $3,100,075 on
03/02/2009, collateralized by
$3,550,182 Federal Home Loan
Mortgage Corp., 5.5% due
09/01/2037 (valued at $3,162,000
including interest)	$3,100,000	$3,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,100,000)		$3,100,000
Total Investments (Mid Cap Stock Fund)
(Cost $531,540,027) - 107.66%		$431,446,123
Liabilities in Excess of Other Assets - (7.66)%		(30,701,910)
TOTAL NET ASSETS - 100.00%		$400,744,213

Mid Cap Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 90.82%
Aerospace - 0.04%
Rockwell Collins, Inc.	600	$18,720
Air Travel - 1.68%
Southwest Airlines Company	132,300	779,247
Aluminum - 0.67%
Alcoa, Inc.	50,200	312,746
Apparel & Textiles - 0.64%
Cintas Corp.	14,700	298,263
Auto Parts - 0.91%
BorgWarner, Inc.	19,800	341,550
TRW Automotive Holdings Corp. *	32,100	80,571
		422,121
Banking - 7.57%
Commerce Bancshares, Inc.	23,200	805,736
First Horizon National Corp.	7,500	68,775
First Niagara Financial Group, Inc.	52,400	608,888
KeyCorp	33,900	237,639
Northern Trust Corp.	12,400	688,820
Valley National Bancorp	32,700	373,761
WestAmerica Bancorp	12,700	506,349
Wilmington Trust Corp.	24,800	223,200
		3,513,168
Biotechnology - 0.31%
Biogen Idec, Inc. *	3,100	142,724
Broadcasting - 0.62%
Cox Radio, Inc., Class A *	6,300	33,894
Discovery Communications, Inc., Series A *	6,600	102,366
Discovery Communications, Inc., Series C *	10,400	152,672
		288,932
Business Services - 3.26%
Automatic Data Processing, Inc.	4,300	146,845
Equifax, Inc.	8,100	174,150
Manpower, Inc.	20,900	582,692
Total Systems Services, Inc.	48,500	610,130
		1,513,817
Cable & Television - 2.20%
DISH Network Corp. *	32,300	363,375
Scripps Networks Interactive, Inc., Class A	21,300	424,083
Time Warner Cable, Inc. *	12,900	235,167
		1,022,625
Cellular Communications - 2.32%
Motorola, Inc.	95,500	336,160
Telephone & Data Systems, Inc. - Special Shares	20,800	572,000
Telephone & Data Systems, Inc.	5,700	168,150
		1,076,310
Colleges & Universities - 1.49%
Career Education Corp. *	28,000	690,760
Computers & Business Equipment - 1.00%
National Instruments Corp.	8,900	153,347
Seagate Technology	72,000	309,600
		462,947
Cosmetics & Toiletries - 2.58%
Alberto-Culver Company	29,600	655,344
Estee Lauder Companies, Inc., Class A	7,600	172,140
International Flavors & Fragrances, Inc.	14,000	368,340
		1,195,824
Crude Petroleum & Natural Gas - 1.14%
Cimarex Energy Company	26,900	528,585
Compton Petroleum Corp. *	1,500	735
		529,320
Electrical Equipment - 1.32%
Molex, Inc.	58,400	612,616
Electrical Utilities - 3.39%
Ameren Corp.	12,242	291,115
Constellation Energy Group, Inc.	9,200	181,792
Mirant Corp. *	63,700	779,051
Pinnacle West Capital Corp.	1,900	49,894
PNM Resources, Inc.	28,800	221,472
Teco Energy, Inc.	5,100	48,909
		1,572,233
Electronics - 2.37%
AVX Corp.	54,400	465,664
Harman International Industries, Inc.	4,000	42,480
Synopsys, Inc. *	13,700	255,231
Tyco Electronics, Ltd.	35,600	337,488
		1,100,863
Energy - 3.60%
Duke Energy Corp.	29,400	396,018
Nexen, Inc.	57,100	785,125
NRG Energy, Inc. *	26,000	491,400
		1,672,543

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financial Services - 1.97%
Discover Financial Services	96,700	$554,091
Janus Capital Group, Inc.	81,600	359,856
		913,947
Food & Beverages - 8.03%
Coca-Cola Enterprises, Inc.	70,015	803,772
ConAgra Foods, Inc.	13,200	199,056
Hershey Company	29,900	1,007,331
Hormel Foods Corp.	6,800	216,444
J.M. Smucker Company	4,400	163,328
McCormick & Company, Inc.	9,600	300,960
Sysco Corp.	38,200	821,300
Tootsie Roll Industries, Inc.	10,100	216,342
		3,728,533
Forest Products - 1.99%
Weyerhaeuser Company	38,300	925,328
Gas & Pipeline Utilities - 0.81%
NiSource, Inc.	5,700	49,875
Williams Companies, Inc.	28,800	325,440
		375,315
Gold - 0.53%
AngloGold Ashanti, Ltd., SADR	8,200	244,606
Healthcare Products - 3.27%
Boston Scientific Corp. *	76,000	533,520
Mead Johnson Nutrition Company *	7,900	217,961
St. Jude Medical, Inc. *	10,500	348,180
Stryker Corp.	6,200	208,754
Zimmer Holdings, Inc. *	6,000	210,120
		1,518,535
Healthcare Services - 3.14%
Healthsouth Corp. *	61,600	483,560
Lincare Holdings, Inc. *	26,600	560,462
Weight Watchers International, Inc.	22,800	412,680
		1,456,702
Household Products - 1.15%
Fortune Brands, Inc.	22,500	534,375
Industrial Machinery - 0.47%
Dover Corp.	8,700	216,978
Insurance - 8.33%
Allstate Corp.	1,900	31,977
Arthur J. Gallagher & Company	7,500	119,025
Axis Capital Holdings, Ltd.	20,200	452,076
CIGNA Corp.	15,700	247,432
Cincinnati Financial Corp.	22,600	464,204
First American Corp.	14,300	331,331
Marsh & McLennan Companies, Inc.	31,300	561,209
Montpelier Re Holdings, Ltd.	18,700	237,490
OneBeacon Insurance Group, Ltd.	19,000	211,660
Progressive Corp. *	48,800	564,616
Prudential Financial, Inc.	9,100	149,331
The Travelers Companies, Inc.	8,700	314,505
Willis Group Holdings, Ltd.	8,400	183,876
		3,868,732
International Oil - 2.10%
Murphy Oil Corp.	23,300	974,173
Internet Retail - 0.37%
Expedia, Inc. *	21,600	172,152
Leisure Time - 1.04%
Electronic Arts, Inc. *	21,600	352,296
International Game Technology	15,000	132,300
		484,596
Life Sciences - 0.39%
Waters Corp. *	5,200	183,144
Liquor - 0.33%
Brown Forman Corp., Class B	3,600	154,728
Metal & Metal Products - 0.95%
Franco-Nevada Corp.	20,800	441,440
Mining - 1.12%
Freeport-McMoRan Copper & Gold, Inc., Class B	12,100	368,082
Gold Fields, Ltd., SADR	14,900	151,682
		519,764
Paper - 0.31%
Domtar Corp. *	77,700	61,383
International Paper Company	14,100	80,229
		141,612
Petroleum Services - 3.05%
Baker Hughes, Inc.	5,400	158,274
BJ Services Company	52,000	502,840
Petro-Canada	34,400	753,360
		1,414,474
Pharmaceuticals - 0.95%
OSI Pharmaceuticals, Inc. *	2,500	85,250
Sepracor, Inc. *	21,500	322,070
Valeant Pharmaceuticals International *	1,900	33,060
		440,380
Publishing - 2.38%
Meredith Corp.	42,000	539,700
Scholastic Corp.	22,000	242,220
The Washington Post Company, Class B	900	324,441
		1,106,361
Real Estate - 1.12%
The St. Joe Company *	28,200	518,598
Retail Grocery - 0.10%
Whole Foods Market, Inc.	3,800	46,170
Retail Trade - 3.96%
Bed Bath & Beyond, Inc. *	14,800	315,240
CarMax, Inc. *	14,400	135,792
Family Dollar Stores, Inc.	4,900	134,456
The Gap, Inc.	70,200	757,458
The TJX Companies, Inc.	11,100	247,197
Tiffany & Company	13,100	249,424
		1,839,567
Sanitary Services - 0.79%
Nalco Holding Company	32,100	364,977

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (Continued)
Semiconductors - 3.04%
ASML Holding NV	13,290	$201,078
Fairchild Semiconductor International, Inc. *	29,800	104,300
Novellus Systems, Inc. *	60,700	773,925
Teradyne, Inc. *	26,800	110,684
Xilinx, Inc.	12,600	222,768
		1,412,755
Toys, Amusements & Sporting Goods - 2.02%
Hasbro, Inc.	4,700	107,583
Mattel, Inc.	70,100	829,984
		937,567
TOTAL COMMON STOCKS (Cost $51,287,295)		$42,161,288
CONVERTIBLE BONDS - 0.93%
Healthcare Products - 0.12%
Henry Schein, Inc.
3.00% due 08/15/2034	55,000	55,962
Insurance - 0.81%
Prudential Financial, Inc.
0.366% due 12/15/2037 (b)	393,000	378,263
TOTAL CONVERTIBLE BONDS (Cost $435,974)		$434,225
SHORT TERM INVESTMENTS - 7.91%
T. Rowe Price Reserve Investment Fund, 0.5526%	$3,670,492	$3,670,492
TOTAL SHORT TERM INVESTMENTS (Cost $3,670,492)		$3,670,492
Total Investments (Mid Cap Value Fund)
(Cost $55,393,761) - 99.66%		$46,266,005
Other Assets in Excess of Liabilities - 0.34%		155,696
TOTAL NET ASSETS - 100.00%		$46,421,701

Mid Cap Value Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.30%
Aerospace - 1.15%
Goodrich Corp.	18,939	$627,638
Air Travel - 1.53%
AMR Corp. *	31,824	130,160
Continental Airlines, Inc., Class B *	16,733	167,665
Delta Air Lines, Inc. *	71,347	358,876
UAL Corp. * (a)	12,334	60,560
US Airways Group, Inc. *	41,844	119,255
		836,516
Apparel & Textiles - 1.85%
Mohawk Industries, Inc. * (a)	12,685	286,554
VF Corp.	13,999	726,548
		1,013,102
Auto Parts - 0.48%
Genuine Parts Company	9,385	264,094
Banking - 1.56%
Cullen Frost Bankers, Inc.	7,704	331,580
KeyCorp	18,782	131,662
M&T Bank Corp. (a)	7,206	263,740
Regions Financial Corp.	38,150	130,473
		857,455
Biotechnology - 0.53%
Life Technologies Corp. *	9,966	290,509
Building Materials & Construction - 0.51%
Chicago Bridge & Iron Company N.V.	20,807	125,466
KBR, Inc.	12,045	151,767
		277,233
Business Services - 0.93%
Fluor Corp.	7,223	240,165
Jacobs Engineering Group, Inc. *	7,934	267,693
		507,858
Chemicals - 3.29%
Eastman Chemical Company	29,330	602,438
Lubrizol Corp.	19,560	537,704
PPG Industries, Inc.	21,427	665,523
		1,805,665
Construction Materials - 0.51%
Cemex SA de CV, SADR *	51,863	279,542
Crude Petroleum & Natural Gas - 5.40%
Chesapeake Energy Corp.	21,053	329,269
EQT Corp.	10,737	330,163
Newfield Exploration Company *	25,225	487,599
Pioneer Natural Resources Company	21,203	309,352
Southwestern Energy Company *	21,410	615,966
Sunoco, Inc.	8,711	291,383
Ultra Petroleum Corp. *	16,883	593,268
		2,957,000
Electrical Equipment - 2.27%
A.O. Smith Corp.	14,941	381,444
Cooper Industries, Ltd., Class A	41,025	865,217
		1,246,661
Electrical Utilities - 4.53%
Allegheny Energy, Inc.	24,278	573,932
DTE Energy Company	12,877	344,717
Pepco Holdings, Inc.	44,793	671,895
Pinnacle West Capital Corp.	8,789	230,799
Wisconsin Energy Corp. (a)	16,600	661,012
		2,482,355
Electronics - 1.27%
Agilent Technologies, Inc. *	27,180	376,987
Celestica, Inc. *	101,221	319,858
		696,845
Energy - 1.90%
McDermott International, Inc. *	14,850	175,082

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Sempra Energy	20,802	$864,739
		1,039,821
Financial Services - 2.10%
CIT Group, Inc.	250,724	614,274
Invesco, Ltd.	46,818	535,130
		1,149,404
Forest Products - 0.96%
Rayonier, Inc.	19,883	528,888
Gas & Pipeline Utilities - 3.35%
El Paso Corp.	64,076	432,513
Enbridge, Inc.	32,559	969,932
Questar Corp.	15,048	433,834
		1,836,279
Healthcare Services - 1.78%
Covance, Inc. *	9,136	346,985
Humana, Inc. *	12,840	303,923
McKesson Corp.	7,883	323,361
		974,269
Homebuilders - 1.39%
Centex Corp.	17,852	110,861
D.R. Horton, Inc.	37,850	319,832
KB Home	13,595	120,996
Pulte Homes, Inc.	23,136	212,388
		764,077
Industrial Machinery - 3.86%
AGCO Corp. *	12,387	212,313
Cameron International Corp. *	20,437	394,026
Cummins, Inc.	10,848	225,639
Ingersoll-Rand Company, Ltd., Class A	39,046	553,672
Manitowoc Company, Inc.	41,473	170,039
Parker-Hannifin Corp.	12,363	412,553
Terex Corp. *	16,762	149,517
		2,117,759
Industrials - 0.36%
Foster Wheeler AG *	13,294	199,942
Insurance - 15.44%
Aon Corp.	23,839	911,603
Arch Capital Group, Ltd. *	5,108	275,832
Assurant, Inc.	26,985	550,494
Axis Capital Holdings, Ltd.	44,255	990,427
Everest Re Group, Ltd.	31,279	2,037,201
Lincoln National Corp.	36,298	311,800
Marsh & McLennan Companies, Inc.	25,827	463,078
PartnerRe, Ltd.	29,151	1,804,447
Willis Group Holdings, Ltd.	28,286	619,181
XL Capital, Ltd., Class A (a)	149,345	494,332
		8,458,395
Internet Software - 1.30%
McAfee, Inc. *	25,498	712,669
Leisure Time - 2.51%
National Cinemedia, Inc.	38,579	424,369
Regal Entertainment Group, Class A (a)	61,968	634,552
Royal Caribbean Cruises, Ltd. (a)	52,826	316,956
		1,375,877
Manufacturing - 3.72%
Eaton Corp.	28,225	1,020,333
Rockwell Automation, Inc.	11,680	234,768
Stanley Works	29,176	780,750
		2,035,851
Mining - 0.76%
Freeport-McMoRan Copper & Gold, Inc., Class B	13,672	415,902
Petroleum Services - 2.47%
BJ Services Company	58,564	566,314
Transocean, Ltd. *	5,843	349,236
Weatherford International, Ltd. *	40,965	437,096
		1,352,646
Pharmaceuticals - 4.07%
Hospira, Inc. *	12,715	294,988
King Pharmaceuticals, Inc. *	38,405	281,893
Mylan, Inc. * (a)	133,103	1,654,470
		2,231,351
Railroads & Equipment - 1.80%
CSX Corp.	18,115	447,078
Kansas City Southern *	30,386	537,529
		984,607
Real Estate - 2.56%
Avalon Bay Communities, Inc., REIT	7,471	316,920
Boston Properties, Inc., REIT	4,903	181,852
Equity Residential, REIT	20,436	359,674
General Growth Properties, Inc., REIT	68,627	40,490
The St. Joe Company * (a)	15,590	286,700
Ventas, Inc., REIT	10,114	218,159
		1,403,795
Retail Trade - 3.95%
Bed Bath & Beyond, Inc. * (a)	19,636	418,247
Family Dollar Stores, Inc.	31,786	872,208
Macy's, Inc.	46,427	365,380
Ritchie Brothers Auctioneers, Inc. (a)	33,785	508,464
		2,164,299
Sanitary Services - 0.13%
Insituform Technologies, Inc., Class A *	5,793	70,559
Semiconductors - 4.85%
ASML Holding NV (a)	21,221	321,074
Lam Research Corp. *	25,475	498,291
LSI Logic Corp. *	154,628	448,421
Maxim Integrated Products, Inc.	43,212	522,865
Microchip Technology, Inc. (a)	29,270	549,398
Micron Technology, Inc. * (a)	97,872	315,148
		2,655,197
Software - 1.96%
Adobe Systems, Inc. *	17,018	284,201
Autodesk, Inc. *	21,149	268,381

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Cap Value Equity Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Software (continued)
BMC Software, Inc. *	17,511	$518,851
		1,071,433
Steel - 1.25%
Nucor Corp.	15,943	536,482
United States Steel Corp.	7,533	148,174
		684,656
Telecommunications Equipment & Services - 0.85%
Embarq Corp.	13,367	467,444
Telephone - 3.25%
CenturyTel, Inc.	17,903	471,386
Qwest Communications International, Inc. (a)	260,798	884,105
Windstream Corp.	56,907	424,526
		1,780,017
Tobacco - 3.23%
Lorillard, Inc.	30,311	1,771,375
Toys, Amusements & Sporting Goods - 0.69%
Hasbro, Inc.	16,458	376,724
TOTAL COMMON STOCKS (Cost $85,370,327)		$52,765,709
CONVERTIBLE BONDS - 0.50%
Telephone - 0.50%
Qwest Communications International, Inc.
3.50% due 11/15/2025	302,000	275,001
TOTAL CONVERTIBLE BONDS (Cost $408,455)		$275,001
SHORT TERM INVESTMENTS - 15.83%
General Electric Company
0.26% due 03/02/2009	$2,200,000	$2,199,984
John Hancock Cash Investment Trust, 0.7604% (c)(i)	6,474,475	6,474,475
TOTAL SHORT TERM INVESTMENTS (Cost $8,674,459)		$8,674,459
Total Investments (Mid Cap Value Equity Fund)
(Cost $94,453,241) - 112.63%		$61,715,169
Liabilities in Excess of Other Assets - (12.63)%		(6,919,043)
TOTAL NET ASSETS - 100.00%		$54,796,126

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 89.83%
Aerospace - 0.04%
Rockwell Collins, Inc.	400	$12,480
Air Travel - 1.67%
Southwest Airlines Company	94,200	554,838
Aluminum - 0.65%
Alcoa, Inc.	34,600	215,558
Apparel & Textiles - 0.63%
Cintas Corp.	10,300	208,987
Auto Parts - 0.91%
BorgWarner, Inc.	14,600	251,850
TRW Automotive Holdings Corp. *	19,800	49,698
		301,548
Banking - 7.43%
Commerce Bancshares, Inc.	16,200	562,626
First Horizon National Corp.	5,000	45,850
First Niagara Financial Group, Inc.	37,400	434,588
KeyCorp	24,900	174,549
Northern Trust Corp.	8,600	477,730
Valley National Bancorp	24,100	275,463
WestAmerica Bancorp	9,100	362,817
Wilmington Trust Corp.	15,600	140,400
		2,474,023
Biotechnology - 0.33%
Biogen Idec, Inc. *	2,400	110,496
Broadcasting - 0.63%
Cox Radio, Inc., Class A *	4,900	26,362
Discovery Communications, Inc., Series A *	5,000	77,550
Discovery Communications, Inc., Series C *	7,300	107,164
		211,076
Business Services - 3.15%
Automatic Data Processing, Inc.	2,900	99,035
Equifax, Inc.	5,600	120,400
Manpower, Inc.	14,300	398,684
Total Systems Services, Inc.	34,200	430,236
		1,048,355
Cable & Television - 2.18%
Cablevision Systems Corp., Class A	700	9,093
DISH Network Corp. *	22,600	254,250
Scripps Networks Interactive, Inc., Class A	14,900	296,659
Time Warner Cable, Inc. *	9,100	165,893
		725,895
Cellular Communications - 2.33%
Motorola, Inc.	67,600	237,952
Telephone & Data Systems, Inc. - Special Shares	14,700	404,250
Telephone & Data Systems, Inc.	4,500	132,750
		774,952
Colleges & Universities - 1.46%
Career Education Corp. *	19,700	485,999
Computers & Business Equipment - 1.04%
National Instruments Corp.	6,600	113,718
Seagate Technology	54,300	233,490
		347,208
Cosmetics & Toiletries - 2.47%
Alberto-Culver Company	20,300	449,442
Estee Lauder Companies, Inc., Class A	5,300	120,045
International Flavors & Fragrances, Inc.	9,600	252,576
		822,063

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Crude Petroleum & Natural Gas - 1.12%
Cimarex Energy Company	19,000	$373,350
Compton Petroleum Corp. *	1,100	539
		373,889
Electrical Equipment - 1.30%
Molex, Inc.	41,400	434,286
Electrical Utilities - 3.29%
Ameren Corp.	8,300	197,374
Constellation Energy Group, Inc.	6,400	126,464
Mirant Corp. *	43,500	532,005
Pinnacle West Capital Corp.	1,300	34,138
PNM Resources, Inc.	20,500	157,645
Teco Energy, Inc.	4,900	46,991
		1,094,617
Electronics - 2.30%
AVX Corp.	36,400	311,584
Harman International Industries, Inc.	2,200	23,364
Synopsys, Inc. *	9,700	180,711
Tyco Electronics, Ltd.	26,400	250,272
		765,931
Energy - 3.56%
Duke Energy Corp.	21,200	285,564
Nexen, Inc.	40,100	551,375
NRG Energy, Inc. *	18,400	347,760
		1,184,699
Financial Services - 1.94%
Discover Financial Services	69,000	395,370
Janus Capital Group, Inc.	57,000	251,370
		646,740
Food & Beverages - 7.89%
Coca-Cola Enterprises, Inc.	50,000	574,000
ConAgra Foods, Inc.	8,500	128,180
Hershey Company	20,300	683,907
Hormel Foods Corp.	5,600	178,248
J.M. Smucker Company	3,100	115,072
McCormick & Company, Inc.	7,300	228,855
Sysco Corp.	25,900	556,850
Tootsie Roll Industries, Inc.	7,600	162,792
		2,627,904
Forest Products - 1.97%
Weyerhaeuser Company	27,200	657,152
Gas & Pipeline Utilities - 0.86%
NiSource, Inc.	4,100	35,875
Williams Companies, Inc.	22,200	250,860
		286,735
Gold - 0.52%
AngloGold Ashanti, Ltd., SADR	5,800	173,014
Healthcare Products - 3.26%
Boston Scientific Corp. *	53,300	374,166
Mead Johnson Nutrition Company *	5,500	151,745
St. Jude Medical, Inc. *	8,000	265,280
Stryker Corp.	4,900	164,983
Zimmer Holdings, Inc. *	3,700	129,574
		1,085,748
Healthcare Services - 3.12%
Healthsouth Corp. *	43,000	337,550
Lincare Holdings, Inc. *	18,800	396,116
Weight Watchers International, Inc.	16,800	304,080
		1,037,746
Household Products - 1.10%
Fortune Brands, Inc.	15,400	365,750
Industrial Machinery - 0.46%
Dover Corp.	6,200	154,628
Insurance - 8.18%
Allstate Corp.	1,300	21,879
Arthur J. Gallagher & Company	5,300	84,111
Axis Capital Holdings, Ltd.	14,600	326,748
CIGNA Corp.	11,000	173,360
Cincinnati Financial Corp.	16,300	334,802
First American Corp.	9,800	227,066
Marsh & McLennan Companies, Inc.	21,000	376,530
Montpelier Re Holdings, Ltd.	13,000	165,100
OneBeacon Insurance Group, Ltd.	13,400	149,276
Progressive Corp. *	34,800	402,636
Prudential Financial, Inc.	6,500	106,665
The Travelers Companies, Inc.	6,300	227,745
Willis Group Holdings, Ltd.	5,900	129,151
		2,725,069
International Oil - 2.06%
Murphy Oil Corp.	16,400	685,684
Internet Retail - 0.34%
Expedia, Inc. *	14,100	112,377
Leisure Time - 1.00%
Electronic Arts, Inc. *	15,100	246,281
International Game Technology	9,800	86,436
		332,717
Life Sciences - 0.35%
Waters Corp. *	3,300	116,226
Liquor - 0.34%
Brown Forman Corp., Class B	2,600	111,748
Metal & Metal Products - 0.89%
Franco-Nevada Corp.	14,000	297,123
Mining - 1.11%
Freeport-McMoRan Copper & Gold, Inc., Class B	8,300	252,486
Gold Fields, Ltd., SADR	11,500	117,070
		369,556
Paper - 0.30%
Domtar Corp. *	57,000	45,030
International Paper Company	9,900	56,331
		101,361
Petroleum Services - 2.98%
Baker Hughes, Inc.	3,700	108,447

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Mid Value Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Petroleum Services (continued)
BJ Services Company	36,500	$352,955
Petro-Canada	24,200	529,980
		991,382
Pharmaceuticals - 0.94%
OSI Pharmaceuticals, Inc. *	1,800	61,380
Sepracor, Inc. *	15,200	227,696
Valeant Pharmaceuticals International *	1,400	24,360
		313,436
Publishing - 2.77%
Meredith Corp.	29,500	379,075
Scholastic Corp.	26,500	291,765
The Washington Post Company, Class B	700	252,343
		923,183
Real Estate - 1.10%
The St. Joe Company *	19,900	365,961
Retail Grocery - 0.16%
Whole Foods Market, Inc.	4,400	53,460
Retail Trade - 3.95%
Bed Bath & Beyond, Inc. *	10,000	213,000
CarMax, Inc. *	10,100	95,243
Family Dollar Stores, Inc.	3,300	90,552
The Gap, Inc.	50,500	544,895
The TJX Companies, Inc.	8,700	193,749
Tiffany & Company	9,400	178,976
		1,316,415
Sanitary Services - 0.74%
Nalco Holding Company	21,700	246,729
Semiconductors - 3.03%
ASML Holding NV	9,600	145,248
Fairchild Semiconductor International, Inc. *	20,600	72,100
Novellus Systems, Inc. *	43,400	553,350
Teradyne, Inc. *	18,500	76,405
Xilinx, Inc.	9,200	162,656
		1,009,759
Toys, Amusements & Sporting Goods - 1.98%
Hasbro, Inc.	4,000	91,560
Mattel, Inc.	48,100	569,504
		661,064
TOTAL COMMON STOCKS (Cost $37,027,526)		$29,915,567
CONVERTIBLE BONDS - 1.08%
Healthcare Products - 0.24%
Henry Schein, Inc. 3.00% due 08/15/2034	80,000	81,400
Insurance - 0.84%
Prudential Financial, Inc. 0.366% due 12/15/2037 (b)	290,000	279,125
TOTAL CONVERTIBLE BONDS (Cost $361,050)		$360,525
SHORT TERM INVESTMENTS - 8.82%
T. Rowe Price Reserve Investment Fund, 0.5526%	$2,935,121	$2,935,121
TOTAL SHORT TERM INVESTMENTS (Cost $2,935,121)		$2,935,121
Total Investments (Mid Value Fund)
(Cost $40,323,697) - 99.73%		$33,211,213
Other Assets in Excess of Liabilities - 0.27%		89,818
TOTAL NET ASSETS - 100.00%		$33,301,031

Natural Resources Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.22%
Coal - 4.08%
CONSOL Energy, Inc.	367,586	$10,016,719
Peabody Energy Corp.	237,500	5,621,625
		15,638,344
Crude Petroleum & Natural Gas - 19.59%
Chesapeake Energy Corp.	625,700	9,785,948
Devon Energy Corp.	134,000	5,851,780
EOG Resources, Inc.	312,369	15,630,945
EQT Corp.	273,760	8,418,120
Marathon Oil Corp.	324,209	7,544,343
Newfield Exploration Company *	219,852	4,249,739
Noble Energy, Inc.	130,364	5,936,777
Ultra Petroleum Corp. *	126,900	4,459,266
XTO Energy, Inc.	420,232	13,304,545
		75,181,463
Domestic Oil - 5.17%
Denbury Resources, Inc. *	619,900	7,984,312
Suncor Energy, Inc. - CAD	569,714	11,849,263
		19,833,575
Gas & Pipeline Utilities - 5.02%
Eni SpA, SADR (a)	114,700	4,589,147
Gazprom OAO, SADR	840,277	10,789,422
Williams Companies, Inc.	344,600	3,893,980
		19,272,549
Gold - 5.17%
AngloGold Ashanti, Ltd., SADR	256,341	7,646,652
Barrick Gold Corp.	204,256	6,168,531
Gold Fields, Ltd.	587,335	6,024,616
		19,839,799
International Oil - 25.23%
BP PLC, SADR	344,427	13,212,220
Canadian Natural Resources, Ltd.	441,233	14,185,214
ConocoPhillips	91,128	3,403,631
EnCana Corp. - CAD	413,354	16,310,620
Exxon Mobil Corp.	160,105	10,871,130
Lukoil Oil Company, ADR (a)	112,827	3,614,977
Petroleo Brasileiro SA, ADR (a)	558,296	15,481,548
Royal Dutch Shell PLC, ADR	318,769	14,016,273

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Natural Resources Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
International Oil (continued)
Talisman Energy, Inc.	611,198	$5,741,091
		96,836,704
Metal & Metal Products - 9.17%
Alumina, Ltd.	3,271,119	2,461,284
Cameco Corp. (a)	514,422	7,500,273
Companhia Vale Do Rio Doce, SADR	1,456,004	16,234,445
Sumitomo Metal Industries, Ltd.	2,093,000	3,920,776
Vedanta Resources PLC	662,434	5,066,127
		35,182,905
Mining - 4.39%
Anglo American PLC	182,523	2,574,626
Anglo Platinum, Ltd.	176,021	6,691,494
Xstrata PLC (a)	767,713	7,563,252
		16,829,372
Petroleum Services - 13.60%
Baker Hughes, Inc.	250,100	7,330,431
Halliburton Company	308,802	5,036,561
Petro-Canada	254,231	5,611,387
Reliance Industries, Ltd., GDR	86,269	4,184,194
Total SA, ADR (a)	288,362	13,610,686
Transocean, Ltd. *	63,579	3,800,117
Valero Energy Corp.	452,566	8,770,729
Weatherford International, Ltd. *	362,300	3,865,741
		52,209,846
Steel - 1.80%
ArcelorMittal (a)	178,325	3,447,022
POSCO, SADR (a)	69,300	3,476,781
		6,923,803
TOTAL COMMON STOCKS (Cost $578,677,962)		$357,748,360
PREFERRED STOCKS - 0.09%
Mining - 0.09%
Anglo Platinum, Ltd., 6.38% (k)	25,911	335,907
TOTAL PREFERRED STOCKS (Cost $836,125)		$335,907
SHORT TERM INVESTMENTS - 5.43%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$20,839,782	$20,839,782
TOTAL SHORT TERM INVESTMENTS (Cost $20,839,782)		$20,839,782
REPURCHASE AGREEMENTS - 6.36%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/27/2009 at
0.29% to be repurchased at
$24,400,590 on 03/02/2009,
collateralized by $26,839,483
Federal Home Loan Mortgage
Corp., 5.00% due 08/01/2037
(valued at $24,888,001 including
interest)	$24,400,000	$24,400,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,400,000)		$24,400,000
Total Investments (Natural Resources Fund)
(Cost $624,753,869) - 105.10%		$403,324,049
Liabilities in Excess of Other Assets - (5.10)%		(19,554,215)
TOTAL NET ASSETS - 100.00%		$383,769,834

Optimized All Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.76%
Aerospace - 1.42%
Goodrich Corp.	452	$14,979
Lockheed Martin Corp.	381	24,045
		39,024
Air Travel - 1.67%
AMR Corp. *	1,804	7,378
Continental Airlines, Inc., Class B *	1,942	19,459
Delta Air Lines, Inc. *	2,262	11,378
US Airways Group, Inc. *	2,741	7,812
		46,027
Auto Parts - 0.92%
LKQ Corp. *	1,883	25,420
Banking - 0.06%
Oriental Financial Group, Inc.	937	1,640
Business Services - 0.17%
R.R. Donnelley & Sons Company	608	4,736
Cable & Television - 0.89%
Comcast Corp., Class A	1,105	14,431
Viacom, Inc., Class B *	650	10,004
		24,435
Chemicals - 1.16%
E.I. Du Pont de Nemours & Company	472	8,855
Innophos Holdings, Inc.	929	9,866
Praxair, Inc.	235	13,336
		32,057
Computers & Business Equipment - 7.63%
Apple, Inc. *	207	18,487
Diebold, Inc.	627	13,869
EMC Corp. *	1,561	16,391
Hewlett-Packard Company	2,428	70,485
International Business Machines Corp.	705	64,881

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Computer & Business Equipment (continued)
Metavante Technologies, Inc. *	1,532	$25,753
		209,866
Cosmetics & Toiletries - 3.49%
Colgate-Palmolive Company	1,311	78,896
Kimberly-Clark Corp.	365	17,195
		96,091
Crude Petroleum & Natural Gas - 1.42%
Allis-Chalmers Energy, Inc. * (a)	2,069	4,034
Apache Corp.	186	10,991
Plains Exploration & Production Company *	1,251	23,944
		38,969
Domestic Oil - 0.19%
Stone Energy Corp. *	1,307	5,176
Educational Services - 0.56%
Strayer Education, Inc.	90	15,277
Electrical Equipment - 3.34%
AMETEK, Inc.	1,307	34,583
Emerson Electric Company	1,842	49,273
GrafTech International, Ltd. *	1,404	7,933
		91,789
Electrical Utilities - 3.46%
CMS Energy Corp.	1,417	15,672
Dominion Resources, Inc.	472	14,245
Edison International	1,918	52,208
Mirant Corp. *	1,077	13,172
		95,297
Financial Services - 8.00%
Bank of New York Mellon Corp.	589	13,058
Broadridge Financial Solutions, Inc.	1,588	25,376
Charles Schwab Corp.	1,896	24,098
IntercontinentalExchange, Inc. *	200	11,354
JPMorgan Chase & Company	1,252	28,608
Lazard, Ltd., Class A	366	8,887
State Street Corp.	689	17,411
TD Ameritrade Holding Corp. *	1,937	22,992
Visa, Inc.	1,039	58,922
Wells Fargo & Company	775	9,378
		220,084
Food & Beverages - 5.12%
Flowers Foods, Inc.	1,825	40,716
General Mills, Inc.	349	18,315
The Coca-Cola Company	2,002	81,782
		140,813
Funeral Services - 0.54%
Hillenbrand, Inc.	879	14,741
Gas & Pipeline Utilities - 0.41%
Williams Partners LP	1,018	11,147
Healthcare Products - 8.09%
Baxter International, Inc.	924	47,041
Covidien, Ltd.	799	25,304
DENTSPLY International, Inc.	422	9,757
Herbalife, Ltd.	980	13,367
Johnson & Johnson	1,361	68,050
Qiagen NV * (a)	1,519	24,334
St. Jude Medical, Inc. *	1,047	34,719
		222,572
Hotels & Restaurants - 2.24%
CEC Entertainment, Inc. *	437	10,204
McDonald's Corp.	735	38,404
Yum! Brands, Inc.	501	13,166
		61,774
Household Products - 1.11%
Jarden Corp. *	1,392	14,129
Tupperware Brands Corp.	1,166	16,534
		30,663
Industrial Machinery - 0.42%
CNH Global NV	1,593	11,629
Industrials - 0.71%
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR *	987	19,661
Insurance - 4.23%
ACE, Ltd.	805	29,391
Allied World Assurance Holdings, Ltd.	489	18,782
American Equity Investment Life Holding Company	1,935	7,430
Aon Corp.	494	18,891
ING Groep NV, SADR	1,672	7,541
Progressive Corp. *	1,066	12,334
Willis Group Holdings, Ltd.	1,007	22,043
		116,412
International Oil - 5.55%
Chevron Corp.	155	9,410
ConocoPhillips	1,014	37,873
Exxon Mobil Corp.	918	62,332
Noble Corp.	1,758	43,229
		152,844
Internet Software - 0.41%
Symantec Corp. *	823	11,382
Life Sciences - 0.45%
PerkinElmer, Inc.	960	12,365
Manufacturing - 1.13%
Snap-on, Inc.	333	7,856
SPX Corp.	523	23,158
		31,014
Mining - 1.62%
Anglo American PLC, ADR	2,321	16,409
Rio Tinto PLC, SADR	276	28,152
		44,561
Petroleum Services - 4.85%
ENSCO International, Inc.	491	12,069
ION Geophysical Corp. *	2,248	2,405
Petro-Canada	1,937	42,420
Transocean, Ltd. *	993	59,352

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Optimized All Cap Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Petroleum Services (continued)
Weatherford International, Ltd. *	1,619	$17,275
		133,521
Pharmaceuticals - 6.77%
Abbott Laboratories	949	44,926
American Oriental Bioengineering, Inc. * (a)	2,197	8,107
Celgene Corp. *	669	29,924
Eli Lilly & Company	625	18,363
Gilead Sciences, Inc. *	843	37,766
Pfizer, Inc.	3,825	47,086
		186,172
Real Estate - 0.86%
Highwoods Properties, Inc., REIT	350	6,612
Hospitality Properties Trust, REIT	925	10,545
Lexington Corporate Property Trust, REIT	2,047	6,591
		23,748
Retail Trade - 5.88%
Collective Brands, Inc. *	1,022	10,578
Dollar Tree, Inc. *	1,298	50,388
Hot Topic, Inc. *	1,657	14,714
Ross Stores, Inc.	1,868	55,144
The Gap, Inc.	1,032	11,135
The TJX Companies, Inc.	886	19,731
		161,690
Sanitary Services - 1.75%
Republic Services, Inc.	1,543	30,705
Stericycle, Inc. *	363	17,417
		48,122
Semiconductors - 0.24%
DSP Group, Inc. *	1,201	6,666
Software - 8.07%
Adobe Systems, Inc. *	1,890	31,563
ANSYS, Inc. *	961	19,383
CA, Inc.	1,080	18,306
Citrix Systems, Inc. *	428	8,808
Compuware Corp. *	1,106	6,536
Intuit, Inc. *	1,138	25,935
Nuance Communications, Inc. *	2,573	22,797
Oracle Corp. *	2,892	44,942
Red Hat, Inc. *	620	8,488
Sybase, Inc. *	1,298	35,280
		222,038
Steel - 0.63%
ArcelorMittal (a)	195	3,769
United States Steel Corp.	692	13,612
		17,381
Telephone - 2.80%
AT&T, Inc.	1,163	27,645
CenturyTel, Inc.	580	15,271
Nippon Telegraph & Telephone Corp., ADR	1,617	34,248
		77,164
Utility Service - 0.50%
Public Service Enterprise Group, Inc.	504	13,754
TOTAL COMMON STOCKS (Cost $3,971,242)		$2,717,722
SHORT TERM INVESTMENTS - 1.69%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$46,668	$46,668
TOTAL SHORT TERM INVESTMENTS (Cost $46,668)		$46,668
Total Investments (Optimized All Cap Fund)
(Cost $4,017,910) - 100.45%		$2,764,390
Liabilities in Excess of Other Assets - (0.45)%		(12,513)
TOTAL NET ASSETS - 100.00%		$2,751,877

Real Estate Equity Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 89.11%
Hotels & Restaurants - 2.97%
Marriott International, Inc., Class A	246,600	$3,491,856
Leisure Time - 0.72%
Gaylord Entertainment Company * (a)	128,900	845,584
Paper - 1.50%
Plum Creek Timber Company, Inc.	67,300	1,765,279
Real Estate - 83.92%
Alexandria Real Estate Equities, Inc., REIT (a)	46,800	1,870,128
AMB Property Corp., REIT	202,600	2,412,966
Avalon Bay Communities, Inc., REIT (a)	120,416	5,108,047
Boston Properties, Inc., REIT	98,650	3,658,928
BRE Properties, Inc., Class A, REIT	198,240	3,750,701
Brookfield Properties Corp.	335,500	1,660,725
Camden Property Trust, REIT	208,200	3,912,078
CBL & Associates Properties, Inc., REIT (a)	489,400	1,517,140
Cousins Properties, Inc., REIT (a)	151,700	1,078,587
DCT Industrial Trust, Inc., REIT	608,500	1,776,820
Douglas Emmett, Inc., REIT	334,900	2,518,448
EastGroup Properties, Inc., REIT	96,600	2,375,394
Equity One, Inc., REIT (a)	373,100	4,171,258
Equity Residential, REIT	303,950	5,349,520
Essex Property Trust, Inc., REIT	74,000	4,025,600
Federal Realty Investment Trust, REIT	86,580	3,561,035
Healthcare Realty Trust, Inc., REIT	53,400	773,766
Highwoods Properties, Inc., REIT	104,000	1,964,560
Host Hotels & Resorts, Inc., REIT	300,650	1,112,405
Kilroy Realty Corp., REIT	149,900	2,789,639
Kimco Realty Corp., REIT	420,900	3,724,965
LaSalle Hotel Properties, REIT (a)	150,320	799,702
Macerich Company, REIT (a)	305,500	3,488,810
Mack-Cali Realty Corp., REIT	58,110	992,519
Post Properties, Inc., REIT	120,400	1,160,656
Public Storage, Inc., REIT	76,800	4,260,864
Regency Centers Corp., REIT	195,850	5,284,033

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Equity Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Real Estate (continued)
Simon Property Group, Inc., REIT	288,680	$9,555,308
SL Green Realty Corp., REIT (a)	133,400	1,550,108
Taubman Centers, Inc., REIT	110,700	1,732,455
The St. Joe Company * (a)	45,600	838,584
Vornado Realty Trust, REIT	164,400	5,380,812
Washington Real Estate Investment Trust, REIT (a)	80,600	1,382,290
Weingarten Realty Investors, REIT (a)	276,600	3,122,814
		98,661,665
TOTAL COMMON STOCKS (Cost $210,787,747)		$104,764,384
CONVERTIBLE BONDS - 8.33%
Real Estate - 8.33%
Boston Properties LP 2.875% due 02/15/2037	1,302,000	1,002,388
General Growth Properties LP 3.98% due 04/15/2027 (h)	11,366,000	554,273
Kilroy Realty LP 3.25% due 04/15/2012 (h)	3,288,000	2,045,826
Macerich Company 3.25% due 03/15/2012 (h)	2,153,000	1,073,964
ProLogis 2.25% due 04/01/2037	3,372,000	1,705,338
SL Green Realty Corp. 3.00% due 03/30/2027 (h)	2,421,000	1,488,431
Vornado Realty Trust 3.625% due 11/15/2026	1,191,000	962,844
Weingarten Realty Investors 3.95% due 08/01/2026	1,317,000	959,764
		9,792,828
TOTAL CONVERTIBLE BONDS (Cost $17,483,624)		$9,792,828
SHORT TERM INVESTMENTS - 20.64%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$21,211,680	$21,211,680
T. Rowe Price Reserve Investment Fund, 0.5526%	3,050,800	3,050,800
TOTAL SHORT TERM INVESTMENTS (Cost $24,262,480)		$24,262,480
Total Investments (Real Estate Equity Fund)
(Cost $252,533,851) - 118.08%		$138,819,692
Liabilities in Excess of Other Assets - (18.08)%		(21,258,418)
TOTAL NET ASSETS - 100.00%		$117,561,274

Real Estate Securities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.34%
Real Estate - 98.34%
AMB Property Corp., REIT	36,250	$431,737
American Campus Communities, Inc., REIT	47,050	805,496
Avalon Bay Communities, Inc., REIT (a)	59,487	2,523,439
BioMed Realty Trust, Inc., REIT	60,200	513,506
Boston Properties, Inc., REIT	66,850	2,479,466
BRE Properties, Inc., Class A, REIT	36,590	692,283
Camden Property Trust, REIT	39,450	741,265
Cogdell Spencer, Inc., REIT	18,250	116,617
DCT Industrial Trust, Inc., REIT	93,150	271,998
Digital Realty Trust, Inc., REIT	60,618	1,811,872
DuPont Fabros Technology, Inc., REIT	19,350	102,942
Entertainment Properties Trust, REIT	21,843	325,679
Equity Lifestyle Properties, Inc., REIT	22,961	765,290
Equity Residential, REIT	128,210	2,256,496
Essex Property Trust, Inc., REIT	5,750	312,800
Extra Space Storage, Inc., REIT	58,200	364,914
Federal Realty Investment Trust, REIT	45,096	1,854,798
HCP, Inc., REIT	51,700	944,559
Health Care, Inc., REIT	17,150	527,706
Hospitality Properties Trust, REIT	21,400	243,960
Host Hotels & Resorts, Inc., REIT	186,150	688,755
Kilroy Realty Corp., REIT	25,300	470,833
Kite Realty Group Trust, REIT	79,035	271,880
Liberty Property Trust, REIT	49,850	910,760
LTC Properties, Inc., REIT	39,281	670,134
Macerich Company, REIT (a)	71,374	815,091
Medical Properties Trust, Inc., REIT	137,550	480,050
Nationwide Health Properties, Inc., REIT	94,629	1,917,184
Post Properties, Inc., REIT	20,025	193,041
ProLogis, REIT	221,600	1,283,064
Public Storage, Inc., REIT	50,130	2,781,212
Regency Centers Corp., REIT	76,070	2,052,369
Saul Centers, Inc., REIT	13,200	340,164
Senior Housing Properties Trust, REIT	114,690	1,447,388
Simon Property Group, Inc., REIT	125,993	4,170,368
SL Green Realty Corp., REIT (a)	60,500	703,010
Taubman Centers, Inc., REIT	31,150	487,498
Ventas, Inc., REIT	118,624	2,558,720
Vornado Realty Trust, REIT	92,962	3,042,646
		43,370,990
TOTAL COMMON STOCKS (Cost $73,549,842)		$43,370,990
SHORT TERM INVESTMENTS - 8.59%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$3,789,300	$3,789,300
TOTAL SHORT TERM INVESTMENTS (Cost $3,789,300)		$3,789,300

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Estate Securities Fund (continued)

	Shares or
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 0.48%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$212,001 on 03/02/2009,
collateralized by $215,000 Federal
Home Loan Mortgage Corp.,
2.375% due 05/28/2010 (valued at
$219,322 including interest)	$212,000	$212,000
TOTAL REPURCHASE AGREEMENTS (Cost $212,000)		$212,000
Total Investments (Real Estate Securities Fund)
(Cost $77,551,142) - 107.41%		$47,372,290
Liabilities in Excess of Other Assets - (7.41)%		(3,268,795)
TOTAL NET ASSETS - 100.00%		$44,103,495

Real Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. TREASURY OBLIGATIONS - 109.72%
Treasury Inflation Protected Securities (d) - 108.94%
1.875% due 07/15/2013 to 07/15/2015 (j)		$126,720,724	$124,973,851
2.00% due 01/15/2014 to 01/15/2016 (j)		137,833,284	136,517,836
2.375% due 04/15/2011 to 01/15/2017 (j)		91,377,098	91,752,972
2.50% due 07/15/2016		1,978,603	1,982,932
2.625% due 07/15/2017 (j)		59,481,765	60,578,490
3.00% due 07/15/2012 (j)		35,272,685	36,529,274
3.375% due 01/15/2012		1,539,707	1,605,145
3.625% due 04/15/2028		10,012,079	11,379,349
3.875% due 04/15/2029 (j)		80,345,133	94,706,827
1.75% due 01/15/2028		3,312,771	2,891,426
2.00% due 01/15/2026		36,556,200	33,174,751
2.375% due 01/15/2025 (j)		97,582,194	93,556,928
2.50% due 01/15/2029		293,862	291,934
2.125% due 01/15/2019		97,954	98,383
3.50% due 01/15/2011 (j)		57,592,668	59,464,430
			749,504,528
U.S. Treasury Bonds - 0.78%
3.50% due 02/15/2039 (j)		5,600,000	5,376,896
TOTAL U.S. TREASURY OBLIGATIONS (Cost $756,728,446)			$754,881,424
U.S. GOVERNMENT AGENCY OBLIGATIONS - 32.29%
Federal Home Loan Mortgage Corp. - 9.88%
4.50% due 05/15/2017		158,925	162,762
5.50% due 08/01/2037 to 01/01/2039		51,412,506	52,718,082
5.875% due 03/21/2011 (a)		10,052,000	10,547,413
6.00% due 11/01/2036 to 08/01/2038		3,314,233	3,435,175
5.00% due 12/14/2018		1,200,000	1,132,904
			67,996,336
Federal National Mortgage Association - 20.23%
3.253% due 10/01/2044 (b)		96,701	95,619
5.00% due 04/01/2037 to 10/01/2038		13,313,860	13,555,738
5.50% due 03/01/2034 to 11/01/2038		54,873,209	56,284,820
6.00% due 09/01/2035 to 10/01/2038		37,661,194	38,952,937
6.50% due 06/01/2035 to 12/01/2038 (j)		25,934,855	27,159,585
6.50% TBA **		3,000,000	3,124,219
			139,172,918
Government National Mortgage Association - 1.71%
6.00% due 08/15/2034 to 10/15/2038		11,380,487	11,789,712
Small Business Administration - 0.47%
4.504% due 02/10/2014		785,743	777,155
4.88% due 11/01/2024		2,330,562	2,433,612
			3,210,767
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $218,977,112)			$222,169,733
FOREIGN GOVERNMENT OBLIGATIONS - 3.48%
Japan - 3.48%
Government of Japan
0.80% due 12/10/2015	JPY	527,280,000	4,489,673
1.10% due 12/10/2016		887,920,000	7,556,805
1.20% due 06/10/2017		793,260,000	6,702,415
1.20% due 12/10/2017 (j)		373,540,000	3,154,202
1.40% due 06/10/2018 (j)		240,960,000	2,051,968
			23,955,063
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $24,822,341)			$23,955,063
CORPORATE BONDS - 26.81%
Advertising - 0.16%
Omnicom Group, Inc.
5.90% due 04/15/2016		$1,250,000	1,083,185
Banking - 6.86%
ANZ National International, Ltd.
6.20% due 07/19/2013 (h)		1,900,000	1,837,420
Barclays Bank PLC
5.45% due 09/12/2012		6,100,000	6,069,091
6.05% due 12/04/2017 (h)		5,200,000	4,308,918
7.434% due 09/29/2049 (b)(h)		600,000	226,163
7.70% due 12/31/2049 (b)(h)		200,000	99,408
HBOS PLC
6.75% due 05/21/2018 (h)		1,000,000	802,780
National Australia Bank, Ltd.
1.6913% due 02/08/2010 (b)(h)		7,600,000	7,599,012
5.35% due 06/12/2013 (h)		1,700,000	1,577,867
Royal Bank of Scotland Group PLC
7.0916% due 10/29/2049	EUR	400,000	70,994
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(h)		$2,500,000	1,427,193
Swedbank AB
2.80% due 02/10/2012 (h)		7,200,000	7,198,848
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018		3,300,000	2,885,381

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Banking (continued)
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		$900,000	$797,352
Unicredito Italiano/New York NY, Series YCD
1.0613% due 05/18/2009 (b)		11,000,000	10,997,514
Wachovia Bank NA, BKNT
2.2869% due 12/02/2010 (b)		1,400,000	1,307,972
			47,205,913
Electrical Utilities - 0.10%
Public Service Electric & Gas Company, MTN
5.30% due 05/01/2018		700,000	700,299
Financial Services - 11.29%
Allstate Life Global Funding II, MTN
1.9006% due 05/21/2010 (b)		6,700,000	6,519,911
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		2,500,000	2,466,157
American Express Bank FSB
5.50% due 04/16/2013		900,000	851,748
American Express Bank FSB, BKNT
6.00% due 09/13/2017		2,200,000	1,948,265
American Express Centurion Bank, BKNT
6.00% due 09/13/2017		2,200,000	1,948,265
American Express Company
7.00% due 03/19/2018		1,560,000	1,469,135
8.15% due 03/19/2038		450,000	433,485
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		2,400,000	2,484,156
7.25% due 02/01/2018		1,000,000	1,037,041
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(h)		400,000	145,652
Capital One Financial Corp.
6.75% due 09/15/2017		1,000,000	878,773
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		1,100,000	526,636
Citigroup Funding, Inc., MTN
2.2912% due 05/07/2010 (b)		600,000	563,264
Citigroup, Inc.
1.4963% due 12/28/2009 (b)		4,000,000	3,760,620
5.50% due 04/11/2013		1,300,000	1,177,162
6.125% due 05/15/2018		3,200,000	2,759,549
8.40% due 04/29/2049 (b)		2,800,000	980,280
Ford Motor Credit Company LLC
7.25% due 10/25/2011		6,350,000	3,442,132
7.80% due 06/01/2012		450,000	243,910
GATX Financial Corp.
5.80% due 03/01/2016		1,000,000	806,887
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(h)	EUR	100,000	44,523
6.375% due 11/15/2067 (b)		$800,000	463,804
6.50% due 09/15/2067 (b)(h)	GBP	4,500,000	2,898,991
Goldman Sachs Group, Inc.
6.15% due 04/01/2018		$1,200,000	1,090,379
6.75% due 10/01/2037		5,300,000	3,768,475
Green Valley, Ltd.
6.329% due 01/10/2011 (b)(h)	EUR	400,000	482,049
International Lease Finance Corp., MTN
6.625% due 11/15/2013		$600,000	366,173
Lehman Brothers Holdings, Inc.
6.20% due 09/26/2014 ^		300,000	39,000
Lehman Brothers Holdings, Inc. (continued)
7.00% due 09/27/2027 ^		300,000	39,000
Lehman Brothers Holdings, Inc., EMTN
zero coupon due 04/05/2011 ^ (b)	EUR	36,000	5,819
5.125% due 06/27/2014 ^		850,000	140,086
Lehman Brothers Holdings, Inc., MTN
6.875% due 05/02/2018 ^		$1,200,000	156,000
Longpoint Re, Ltd.
7.2463% due 05/08/2010 (b)(h)		800,000	777,920
Merna Reinsurance, Ltd., Series A
2.1088% due 07/07/2010 (b)		3,500,000	3,196,900
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		2,300,000	1,809,564
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018		5,000,000	4,160,270
Morgan Stanley
1.3925% due 01/18/2011 (b)		2,000,000	1,745,332
1.5356% due 10/18/2016 (b)		400,000	284,869
Morgan Stanley, MTN
3.3375% due 05/14/2010 (b)		11,500,000	11,102,939
6.625% due 04/01/2018		1,900,000	1,754,462
Mystic Re, Ltd.
11.2563% due 06/07/2011 (b)(h)		1,500,000	1,425,900
New York Life Global Funding
4.65% due 05/09/2013 (h)		1,800,000	1,767,240
Pacific Life Global Funding
5.15% due 04/15/2013 (h)		600,000	585,248
Residential Reinsurance 2007, Ltd., Series CL1
9.4525% due 06/07/2010 (b)(h)		2,200,000	2,138,180
TransCapitalInvest, Ltd. for OJSC AK Transneft
7.70% due 08/07/2013 (h)		1,300,000	1,085,500
Vita Capita II, Ltd.
2.325% due 01/01/2010 (b)(h)		300,000	289,920
Vita Capital III, Ltd., Series B-II
2.545% due 01/01/2012 (b)(h)		500,000	449,000
Wells Fargo & Company
4.375% due 01/31/2013		1,200,000	1,135,577
			77,646,148
Food & Beverages - 0.27%
Kraft Foods, Inc.
6.00% due 02/11/2013		900,000	938,208
6.125% due 02/01/2018		900,000	894,156
			1,832,364
Gas & Pipeline Utilities - 1.41%
NGPL PipeCo LLC
6.514% due 12/15/2012 (h)		10,000,000	9,667,660
Healthcare Services - 2.21%
Roche Holdings, Inc.
3.2487% due 02/25/2011 (b)(h)		14,300,000	14,282,125
7.00% due 03/01/2039 (h)		700,000	733,509
UnitedHealth Group, Inc.
4.875% due 02/15/2013		200,000	194,497
			15,210,131
Hotels & Restaurants - 0.26%
Yum! Brands, Inc.
6.25% due 03/15/2018		2,000,000	1,820,942

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)

Shares or
Principal
Amount		Value
CORPORATE BONDS (continued)
Insurance - 2.48%
American International Group, Inc.
8.175% due 05/15/2058 (b)(h)	$1,500,000	$239,664
American International Group, Inc., MTN
5.85% due 01/16/2018	2,800,000	1,479,803
American International Group, Inc., Series 1
1.2525% due 10/18/2011 (b)	1,200,000	663,462
Berkshire Hathaway Finance Corp.
5.40% due 05/15/2018 (h)	7,800,000	7,734,558
Foundation Re II, Ltd.
7.9875% due 11/26/2010 (b)(h)	600,000	572,100
Metropolitan Life Global Funding I
5.125% due 04/10/2013 (h)	800,000	764,246
Pricoa Global Funding I
1.5963% due 06/26/2012 (b)(h)	7,600,000	5,595,044
		17,048,877
International Oil - 0.08%
Gaz Capital SA
7.343% due 04/11/2013 (h)	300,000	248,250
8.146% due 04/11/2018 (h)	400,000	287,000
		535,250
Publishing - 0.34%
Pearson Dollar Finance PLC
5.70% due 06/01/2014 (h)	2,500,000	2,314,085
Retail Trade - 0.74%
Black & Decker Corp.
4.75% due 11/01/2014	1,000,000	902,800
Federated Retail Holdings, Inc.
5.90% due 12/01/2016	1,000,000	594,389
Home Depot, Inc.
5.40% due 03/01/2016	1,250,000	1,115,269
Macy's Retail Holdings, Inc.
7.45% due 07/15/2017	1,000,000	629,711
RPM International, Inc.
6.50% due 02/15/2018	1,000,000	860,077
Target Corp.
6.00% due 01/15/2018	1,000,000	986,937
		5,089,183
Software - 0.22%
Oracle Corp.
5.75% due 04/15/2018	1,500,000	1,516,852
Telephone - 0.14%
Qwest Capital Funding, Inc.
7.00% due 08/03/2009	1,000,000	997,500
Tobacco - 0.25%
Philip Morris International, Inc.
5.65% due 05/16/2018	1,800,000	1,747,118
TOTAL CORPORATE BONDS (Cost $214,899,076)		$184,415,507
MUNICIPAL BONDS - 1.26%
New Jersey - 0.07%
Tobacco Settlement Financing Corp. of New Jersey
5.00% due 06/01/2041	900,000	476,640
New York - 0.12%
New York City Municipal Water Finance Authority, Water & Sewer Revenue, Series A
5.00% due 06/15/2038	700,000	679,007
New York City Municipal Water Finance Authority, Water & Sewer Revenue, Series D
4.75% due 06/15/2038	200,000	186,524
		865,531
Ohio - 0.07%
Buckeye Tobacco Settlement Financing Authority
6.00% due 06/01/2042	800,000	473,000
Texas - 0.92%
Dallas Texas Area Rapid Transit
5.00% due 12/01/2036	3,800,000	3,765,914
North Texas Municipal Water District,Texas
5.00% due 09/01/2035	2,540,000	2,543,124
		6,309,038
West Virginia - 0.08%
Tobacco Settlement Finance Authority of West Virginia
7.467% due 06/01/2047	985,000	539,298
TOTAL MUNICIPAL BONDS (Cost $10,010,396)		$8,663,507
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.96%
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4
5.414% due 09/10/2047	500,000	328,386
BCAP LLC Trust, Series 2006-AA2, Class A1
0.6438% due 01/25/2037 (b)	895,117	358,615
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2
4.4806% due 05/25/2033 (b)	265,988	210,600
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A1
2.87% due 03/25/2035 (b)	1,686,251	1,319,166
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2
2.4238% due 03/25/2035 (b)	719,920	562,687
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1
2.47% due 08/25/2035 (b)	501,812	407,029
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2
4.55% due 08/25/2035 (b)	898,733	726,922
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)	99,231	78,238
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1
4.05% due 08/25/2035 (b)	602,606	483,525
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2
4.2475% due 08/25/2035 (b)	664,212	528,912
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3
4.0975% due 08/25/2035 (b)	151,921	121,498

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Credit Suisse Mortgage Capital Certificates, Series 2007-C3, Class A4
5.723% due 06/15/2039 (b)	$750,000	$385,139
Federal Home Loan Mortgage Corp., Series 2979, Class MB
5.50% due 11/15/2018	2,148,038	2,234,976
Federal National Mortgage Association, Series 2007-114, Class A6
0.6738% due 10/27/2037 (b)	5,000,000	4,229,500
MASTR Alternative Loans Trust, Series 2006-2, Class 2A1
0.8738% due 03/25/2036 (b)	1,080,386	408,480
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1
0.6538% due 06/25/2046 (b)	1,671,622	698,188
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-5, Class 3A6
6.268% due 07/25/2036	900,000	397,837
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,976,249)		$13,479,698
ASSET BACKED SECURITIES - 4.69%
BA Credit Card Trust, Series 2008-A5, Class A5
1.655% due 12/16/2013 (b)	7,700,000	7,227,167
Bravo Mortgage Asset Trust, Series 2006-1A, Class A1
0.6037% due 07/25/2036 (b)(e)(h)	92,060	87,500
Citigroup Mortgage Loan Trust, Inc., Series 2007-OPX1, Class A5A
5.764% due 01/25/2037	900,000	641,735
Ford Credit Auto Owner Trust, Series 2008-C, Class A2B
1.355% due 01/15/2011 (b)	7,636,090	7,527,677
Lehman XS Trust, Series 2006-10N, Class 1A1A
0.5538% due 07/25/2046 (b)	21,029	20,857
SLM Student Loan Trust, Series 2008-9, Class A
2.6594% due 04/25/2023 (b)	17,249,374	16,789,449
TOTAL ASSET BACKED SECURITIES (Cost $33,285,052)		$32,294,385
PREFERRED STOCKS - 0.24%
Banking - 0.12%
Bank of America Corp., 8.00% (k)	1,200,000	448,093
Bank of America Corp., Series L, 7.25%	1,000	360,000
		808,093
Financial Services - 0.12%
Wells Fargo & Company, Series K, 7.98%	1,300,000	624,000
Wells Fargo & Company, Series L, 7.50%	500	230,000
		854,000
TOTAL PREFERRED STOCKS (Cost $4,000,000)		$1,662,093
TERM LOANS - 0.85%
Financial Services - 0.28%
DaimlerChrysler Financial Company
6.00% due 08/03/2012 (b)	3,745,038	1,947,420
Medical-Hospitals - 0.46%
HCA, Inc., Tranche B
3.708% due 11/16/2013 (b)	3,724,000	3,139,023
Paper - 0.11%
Georgia Pacific Corp.
3.623% due 12/20/2012 (b)	867,895	749,102
TOTAL TERM LOANS (Cost $8,197,867)		$5,835,545
OPTIONS - 0.03%
Call Options - 0.03%
Over The Counter European Purchase Put on FG TBA, 6.00%
Expiration 03/05/2009 at $92.00 *	40,000,000	0
Over The Counter European Style Call on USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	500,000	14,635
Expiration 08/03/2009 at $3.45 *	3,300,000	96,592
Expiration 08/03/2009 at $3.85 *	2,400,000	88,474
		199,701
Put Options - 0.00%
Over The Counter European Purchase Call on Federal National Mortgage Association TBA, 5.50%
Expiration 03/09/2009 at $110.00 *	91,000,000	1
Over The Counter European Purchase Put on Federal National Mortgage Association TBA, 5.50%
Expiration 04/06/2009 at $81.00 *	12,600,000	0
Over The Counter European Purchase Put on Federal National Mortgage Association TBA, 6.50%
Expiration 04/06/2009 at $89.00 *	15,800,000	0
Over The Counter European Purchase Put on FG TBA, 5.50%
Expiration 03/05/2009 at $86.00 *	11,000,000	0
		1
TOTAL OPTIONS (Cost $87,081)		$199,702
REPURCHASE AGREEMENTS - 2.00%
Barclays Capital, Inc., Tri-Party
Repurchase Agreement dated
02/27/2009 at 0.29% to be
repurchased at $6,800,164 on
03/02/2009, collateralized by
$6,930,000 Federal National
Mortgage Association, 1.00% due
08/05/2010 (valued at $6,940,534
including interest)	$6,800,000	$6,800,000
Repurchase Agreement with State Street
Corp. dated 02/27/2009 at 0.05% to be
repurchased at $6,975,029 on 03/02/2009,
collateralized by $7,125,000 Federal Home
Loan Mortgage Corp. Discount Notes, zero
coupon due 06/23/2009 (valued at
$7,116,094 including interest)	6,975,000	6,975,000
TOTAL REPURCHASE AGREEMENTS (Cost $13,775,000)		$13,775,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 4.88%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$9,861,300	$9,861,300
U.S. Treasury Bills
zero coupon due 03/05/2009 to 06/11/2009 ***	23,700,000	23,697,601
TOTAL SHORT TERM INVESTMENTS (Cost $33,558,901)		$33,558,901
Total Investments (Real Return Bond Fund)
(Cost $1,335,317,521) - 188.21%		$1,294,890,558
Liabilities in Excess of Other Assets - (88.21)%		(606,902,851)
TOTAL NET ASSETS - 100.00%		$687,987,707

Schedule of Securities Sold Short

	Shares or
	Principal
	Amount	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 100.00%
Federal National Mortgage Association
6.50%, TBA **	$3,000,000	$3,136,875
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Proceeds $3,127,262)		$3,136,875
Total Securities Sold Short (Real Return Bond Fund)
(Proceeds $3,127,262)		$3,136,875

Short Term Government Income Fund

Shares or
Principal
Amount		Value
U.S. TREASURY OBLIGATIONS - 30.15%
Treasury Inflation Protected Securities (d) - 6.45%
3.50% due 01/15/2011	$604,170	$623,805
U.S. Treasury Notes - 23.70%
1.125% due 12/15/2011	840,000	835,604
1.50% due 12/31/2013	825,000	807,920
2.75% due 07/31/2010	630,000	647,054
		2,290,578
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,900,577)		$2,914,383
U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.40%
Federal Agricultural Mortgage Corp. - 5.54%
5.50% due 07/15/2011	500,000	535,330
Federal Farm Credit Bank - 13.38%
2.00% due 01/17/2012	585,000	584,916
3.875% due 10/07/2013	675,000	708,895
		1,293,811
Federal Home Loan Bank - 10.95%
1.625% due 01/21/2011	505,000	505,323
3.625% due 12/17/2010 to 10/18/2013	535,000	553,235
		1,058,558
Federal Home Loan Mortgage Corp. - 15.49%
2.25% due 02/02/2012	700,000	698,196
2.75% due 04/11/2011	780,000	798,882
		1,497,078
Federal National Mortgage Association - 15.45%
1.75% due 03/23/2011	925,000	926,230
2.68% due 12/23/2011	300,000	302,115
4.879% due 04/01/2048 (b)	64,267	65,830
4.95% due 12/01/2038 (b)	195,188	199,624
		1,493,799
Tennessee Valley Authority - 7.59%
5.625% due 01/18/2011	685,000	733,560
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,627,129)		$6,612,136
Total Investments (Short Term Government Income Fund)
(Cost $9,527,706) - 98.55%		$9,526,519
Other Assets in Excess of Liabilities - 1.45%		140,202
TOTAL NET ASSETS - 100.00%		$9,666,721

Small Cap Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.88%
Aerospace - 0.85%
Teledyne Technologies, Inc. *	32,400	$742,284
Air Travel - 1.13%
Allegiant Travel Company *	28,860	990,475
Auto Parts - 0.67%
LKQ Corp. *	43,400	585,900
Banking - 0.80%
Signature Bank *	28,040	701,280
Biotechnology - 3.04%
Cougar Biotechnology, Inc. *	22,820	571,185
Life Technologies Corp. *	48,950	1,426,892
Myriad Genetics, Inc. *	8,420	663,917
		2,661,994
Building Materials & Construction - 0.55%
Sterling Construction Company, Inc. *	32,030	478,528
Business Services - 5.66%
Equifax, Inc.	29,810	640,915
FactSet Research Systems, Inc.	26,520	1,022,081
FTI Consulting, Inc. *	7,600	277,704
Net 1 UEPS Technologies, Inc. *	53,400	772,698
Parexel International Corp. *	77,358	709,373
Robert Half International, Inc.	36,900	567,153
Tetra Tech, Inc. *	43,280	969,472
		4,959,396

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Cellular Communications - 1.81%
MetroPCS Communications, Inc. *	109,100	$1,581,950
Chemicals - 2.34%
Albemarle Corp.	44,094	853,219
FMC Corp.	24,210	978,810
Solutia, Inc. *	57,000	213,750
		2,045,779
Colleges & Universities - 2.91%
Career Education Corp. *	43,560	1,074,625
Corinthian Colleges, Inc. *	74,860	1,474,742
		2,549,367
Commercial Services - 0.80%
Pool Corp.	52,500	696,675
Computers & Business Equipment - 2.60%
CACI International, Inc., Class A *	31,000	1,325,870
MICROS Systems, Inc. *	25,500	410,040
Sykes Enterprises, Inc. *	18,000	287,280
Western Digital Corp. *	18,670	255,032
		2,278,222
Containers & Glass - 0.16%
Mobile Mini, Inc. *	14,170	138,158
Crude Petroleum & Natural Gas - 3.11%
Arena Resources, Inc. *	31,310	670,660
Cabot Oil & Gas Corp.	37,030	754,301
Penn Virginia Corp.	24,750	342,788
St. Mary Land & Exploration Company	36,560	496,485
Whiting Petroleum Corp. *	19,600	456,680
		2,720,914
Drugs & Health Care - 0.70%
Perrigo Company	30,740	617,567
Educational Services - 1.46%
ITT Educational Services, Inc. *	11,260	1,278,010
Electrical Equipment - 1.89%
AMETEK, Inc.	29,610	783,480
FLIR Systems, Inc. *	20,680	422,079
Wesco International, Inc. *	27,200	451,520
		1,657,079
Electronics - 1.46%
Cubic Corp.	19,400	505,564
Itron, Inc. *	17,390	776,637
		1,282,201
Energy - 1.20%
Covanta Holding Corp. *	69,190	1,053,764
Financial Services - 2.65%
Interactive Data Corp.	65,300	1,477,086
NASDAQ OMX Group, Inc. *	40,510	846,659
		2,323,745
Food & Beverages - 1.24%
Pepsi Bottling Group, Inc.	22,180	410,330
Ralcorp Holdings, Inc. *	11,090	672,054
		1,082,384
Gas & Pipeline Utilities - 0.84%
UGI Corp.	30,570	733,374
Healthcare Products - 5.95%
AngioDynamics, Inc. *	46,500	551,955
Beckman Coulter, Inc.	25,550	1,145,662
Inverness Medical Innovations, Inc. *	42,390	952,503
Medicines Company *	59,700	732,519
Volcano Corp. *	83,800	1,253,648
Zoll Medical Corp. *	41,590	571,863
		5,208,150
Healthcare Services - 5.43%
Cerner Corp. *	8,800	322,080
Coventry Health Care, Inc. *	27,870	321,062
Health Net, Inc. *	42,820	565,224
Healthsouth Corp. *	107,480	843,718
ICON PLC, SADR *	58,430	1,198,984
Omnicare, Inc.	57,950	1,502,644
		4,753,712
Holdings Companies/Conglomerates - 1.56%
Liberty Acquisition Holdings Corp. *	150,300	1,370,736
Hotels & Restaurants - 1.35%
Burger King Holdings, Inc.	39,700	853,153
Wynn Resorts, Ltd. *	15,660	328,077
		1,181,230
Household Products - 1.20%
Jarden Corp. *	103,540	1,050,931
Industrial Machinery - 1.22%
Pall Corp.	44,990	1,069,412
Industrials - 1.81%
Aecom Technology Corp. *	64,450	1,580,958
Insurance - 2.07%
Allied World Assurance Holdings, Ltd.	27,540	1,057,811
PartnerRe, Ltd.	12,200	755,180
		1,812,991
Internet Content - 0.30%
RightNow Technologies, Inc. *	33,100	263,145
Internet Service Provider - 1.08%
Equinix, Inc. *	20,470	950,013
Internet Software - 2.00%
McAfee, Inc. *	29,840	834,028
VeriSign, Inc. *	47,510	918,368
		1,752,396
Leisure Time - 0.39%
Penn National Gaming, Inc. *	1,800	34,362
WMS Industries, Inc. *	16,940	307,122
		341,484
Life Sciences - 2.82%
American Ecology Corp.	38,650	606,805
Celera Corp. *	89,580	575,999
Pharmaceutical Product Development, Inc.	36,990	887,390
Sequenom, Inc. *	27,150	397,205
		2,467,399

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 - continued
(showing percentage of total net assets)

Small Cap Growth Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Manufacturing - 1.50%
Pentair, Inc.	22,300	$465,401
Snap-on, Inc.	36,030	849,948
		1,315,349
Medical-Hospitals - 1.15%
Community Health Systems, Inc. *	61,420	1,004,831
Petroleum Services - 1.64%
Atwood Oceanics, Inc. *	42,940	656,123
Helmerich & Payne, Inc.	33,070	782,436
		1,438,559
Pharmaceuticals - 4.35%
Alkermes, Inc. *	40,580	409,047
Amylin Pharmaceuticals, Inc. *	36,000	328,680
Auxilium Pharmaceuticals, Inc. *	38,030	1,044,684
Cubist Pharmaceuticals, Inc. *	22,030	313,046
Onyx Pharmaceuticals, Inc. *	17,910	537,121
OSI Pharmaceuticals, Inc. *	13,940	475,354
Regeneron Pharmaceuticals, Inc. *	49,300	702,525
		3,810,457
Real Estate - 0.02%
Brandywine Realty Trust, REIT	3,000	14,160
Retail Trade - 6.04%
Abercrombie & Fitch Company, Class A	18,780	412,972
Advance Auto Parts, Inc.	36,520	1,396,890
BJ's Wholesale Club, Inc. *	32,270	964,228
Dick's Sporting Goods, Inc. *	50,100	618,735
DSW, Inc., Class A *	36,160	314,954
FGX International Holdings, Ltd. *	44,220	374,986
GameStop Corp., Class A *	16,870	454,140
Urban Outfitters, Inc. *	23,910	397,862
Williams-Sonoma, Inc.	40,990	357,843
		5,292,610
Sanitary Services - 1.09%
Waste Connections, Inc. *	39,870	950,501
Semiconductors - 1.58%
ON Semiconductor Corp. *	379,090	1,387,469
Software - 4.31%
Concur Technologies, Inc. *	3,500	73,465
Omniture, Inc. *	22,200	252,192
Red Hat, Inc. *	111,190	1,522,191
Solera Holdings, Inc. *	92,640	1,925,986
		3,773,834
Telecommunications Equipment & Services - 2.69%
Atheros Communications, Inc. *	58,120	702,090
NICE Systems, Ltd., ADR *	42,640	899,704
Polycom, Inc. *	56,510	751,583
		2,353,377
Toys, Amusements & Sporting Goods - 1.37%
Marvel Entertainment, Inc. *	46,400	1,199,904
Trucking & Freight - 2.09%
Heartland Express, Inc.	48,330	597,842
Hub Group, Inc., Class A *	35,250	633,090
J.B. Hunt Transport Services, Inc.	29,560	602,433
		1,833,365
TOTAL COMMON STOCKS (Cost $90,512,257)		$81,336,019
INVESTMENT COMPANIES - 3.10%
Investment Companies - 3.10%
iShares Russell 2000 Growth Index Fund	64,200	2,718,228
TOTAL INVESTMENT COMPANIES (Cost $3,043,427)		$2,718,228
REPURCHASE AGREEMENTS - 1.67%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$1,461,006 on 03/02/2009,
collateralized by $1,490,000
Federal National Mortgage
Association, 4.00% due
08/18/2011 (valued at $1,495,066
including interest)	$1,461,000	$1,461,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,461,000)		$1,461,000
Total Investments (Small Cap Growth Fund)
(Cost $95,016,684) - 97.65%		$85,515,247
Other Assets in Excess of Liabilities - 2.35%		2,054,751
TOTAL NET ASSETS - 100.00%		$87,569,998

Small Cap Index Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 86.02%
Advertising - 0.15%
inVentiv Health, Inc. *	5,267	$53,513
Marchex, Inc., Class B	4,038	16,434
ValueClick, Inc. *	13,741	86,156
		156,103
Aerospace - 1.42%
AAR Corp. *	6,151	81,316
Aerovironment, Inc. * (a)	1,589	49,608
Argon ST, Inc. *	2,091	35,568
Curtiss-Wright Corp.	7,039	187,167
Ducommun, Inc.	1,719	21,866
Esterline Technologies Corp. *	4,639	117,552
GenCorp, Inc. *	9,620	24,339
HEICO Corp. (a)	3,518	85,769
Herley Industries, Inc. *	2,283	22,054
Integral Systems, Inc. *	2,605	23,784
LMI Aerospace, Inc. *	1,465	12,819
Moog, Inc., Class A *	6,732	156,519
Orbital Sciences Corp., Class A *	9,225	130,534
Teledyne Technologies, Inc. *	5,567	127,540
TransDigm Group, Inc. *	5,222	184,545
Triumph Group, Inc.	2,615	94,454

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace (continued)
Woodward Governor Company	9,325	$160,576
		1,516,010
Agriculture - 0.23%
AgFeed Industries, Inc. *	3,472	3,854
Alico, Inc.	598	15,536
Andersons, Inc.	2,899	35,832
Cadiz, Inc. *	2,182	17,325
Fresh Del Monte Produce, Inc. *	6,597	123,892
Maui Land & Pineapple, Inc. *	923	7,273
Omega Protein Corp. *	3,169	7,669
Tejon Ranch Company *	1,792	37,542
		248,923
Air Travel - 0.62%
Airtran Holdings, Inc. *	18,675	55,838
Alaska Air Group, Inc. *	5,670	124,230
Allegiant Travel Company * (a)	2,109	72,381
Hawaiian Holdings, Inc. *	6,397	20,279
JetBlue Airways Corp. *	27,300	104,013
Republic Airways Holdings, Inc. *	5,480	37,922
SkyWest, Inc.	9,189	94,095
UAL Corp. * (a)	19,974	98,072
US Airways Group, Inc. *	18,191	51,844
		658,674
Apparel & Textiles - 1.46%
American Apparel, Inc. *	5,489	9,441
Bebe Stores, Inc.	6,068	31,311
Brown Shoe, Inc.	6,839	24,415
Carter's, Inc. *	8,897	145,110
Cherokee, Inc.	1,216	16,951
Columbia Sportswear Company (a)	1,902	51,582
Crocs, Inc. *	14,500	17,690
Deckers Outdoor Corp. *	2,062	85,099
G & K Services, Inc., Class A	3,164	56,478
G-III Apparel Group, Ltd. *	2,229	7,579
Gymboree Corp. *	4,440	114,197
Iconix Brand Group, Inc. *	9,181	74,366
Interface, Inc., Class A	8,580	19,133
Jos. A. Bank Clothiers, Inc. *	2,852	64,455
K-Swiss, Inc., Class A	4,136	41,195
Lululemon Athletica, Inc. * (a)	2,936	16,794
Maidenform Brands, Inc. *	3,606	31,480
Movado Group, Inc.	2,507	14,315
Oxford Industries, Inc.	2,427	11,334
Perry Ellis International, Inc. *	2,101	9,959
Quiksilver, Inc. *	20,716	25,895
Skechers U.S.A., Inc., Class A *	5,180	33,048
Stage Stores, Inc.	6,160	44,229
Steven Madden, Ltd. *	2,792	45,286
Timberland Company, Class A *	7,572	85,185
True Religion Apparel, Inc. *	2,721	27,809
Under Armour, Inc., Class A * (a)	5,215	75,044
Unifi, Inc. *	7,449	4,097
Unifirst Corp.	2,249	53,886
Volcom, Inc. *	2,923	23,267
Warnaco Group, Inc. *	7,185	155,555
Weyco Group, Inc.	1,110	24,331
Wolverine World Wide, Inc.	7,758	117,611
		1,558,127
Auto Parts - 0.27%
American Axle & Manufacturing Holdings, Inc.	8,345	7,761
Amerigon, Inc. *	4,262	12,232
ArvinMeritor, Inc.	12,259	7,723
Commercial Vehicle Group, Inc. *	4,201	2,647
Exide Technologies *	12,083	39,390
Federal Signal Corp.	7,826	49,460
Fuel Systems Solutions, Inc. * (a)	1,943	38,491
Lear Corp. *	11,855	7,113
Modine Manufacturing Company	5,899	6,666
Superior Industries International, Inc.	3,915	39,894
Tenneco, Inc. *	8,535	11,607
The Pep Boys - Manny, Moe & Jack	7,156	22,613
Titan International, Inc. (a)	5,540	30,470
Wonder Auto Technology, Inc. *	2,764	6,689
		282,756
Auto Services - 0.11%
Dollar Thrifty Automotive Group, Inc. *	3,635	2,654
Midas, Inc. *	2,540	18,669
Monro Muffler Brake, Inc.	2,579	60,684
RSC Holdings, Inc. * (a)	7,612	35,015
		117,022
Automobiles - 0.11%
Americas Car Mart, Inc. *	1,626	17,853
Asbury Automotive Group, Inc.	5,559	15,843
Group 1 Automotive, Inc.	3,793	40,585
Rush Enterprises, Inc., Class A *	5,586	45,638
		119,919
Banking - 6.63%
1st Source Corp.	2,488	44,485
Abington Bancorp, Inc.	4,101	29,732
AMCORE Financial, Inc.	4,384	4,822
Ameris Bancorp	2,443	12,142
Anchor BanCorp Wisconsin, Inc. (a)	5,285	3,700
Arrow Financial Corp.	1,583	37,296
BancFirst Corp.	1,231	42,950
Banco Latinoamericano de Exportaciones, S.A.	4,494	40,761
BancTrust Financial Group, Inc.	3,089	18,843
Bank Mutual Corp.	7,686	64,947
Bank of the Ozarks, Inc.	1,973	40,940
BankFinancial Corp.	3,404	29,479
Banner Corp.	2,624	7,347
Beneficial Mutual Bancorp, Inc. *	5,246	47,214
Berkshire Hill Bancorp, Inc.	2,021	42,562
Boston Private Financial Holdings, Inc.	9,465	32,844
Brookline Bancorp, Inc.	9,253	81,241
Bryn Mawr Bank Corp.	1,250	18,813
Capital City Bank Group, Inc.	2,034	24,672
Capitol Bancorp, Ltd.	2,859	12,465
Cardinal Financial Corp.	4,386	25,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banking (continued)
Cascade Bancorp (a)	3,955	$3,560
Cathay General Bancorp, Inc. (a)	7,945	77,225
Central Pacific Financial Corp.	4,953	19,663
Chemical Financial Corp.	3,915	74,855
Citizens Banking Corp. *	22,184	16,638
City Bank (a)	2,616	4,473
Clifton Savings Bancorp, Inc.	1,857	17,734
CoBiz, Inc. (a)	3,289	15,524
Colonial Bancgroup, Inc.	33,449	15,052
Columbia Banking System, Inc.	3,224	25,179
Community Bank Systems, Inc.	5,268	90,135
Community Trust Bancorp, Inc.	2,502	64,827
Corus Bankshares, Inc.	6,567	985
CVB Financial Corp.	10,710	75,184
Danvers Bancorp, Inc.	3,031	38,857
Dime Community Bancorp, Inc.	3,763	37,103
East West Bancorp, Inc. (a)	10,184	72,408
Enterprise Financial Services Corp.	491	4,507
ESSA Bancorp, Inc.	2,861	34,361
F.N.B. Corp.	13,827	86,834
First BanCorp (PR) (a)	11,445	47,611
First Bancorp	2,473	25,521
First Busey Corp. (a)	4,205	29,435
First Commonwealth Financial Corp.	11,814	96,639
First Community Bancshares, Inc.	1,557	18,295
First Financial BanCorp	6,244	48,016
First Financial Bankshares, Inc. (a)	3,299	141,923
First Financial Corp.	1,873	60,685
First Financial Holdings, Inc.	1,929	10,880
First Merchants Corp.	3,068	30,833
First Midwest Bancorp, Inc.	7,900	59,408
First Niagara Financial Group, Inc.	18,651	216,725
First Place Financial Corp.	3,258	7,233
First South Bancorp, Inc.	394	2,372
FirstFed Financial Corp. *	2,964	741
FirstMerit Corp.	12,927	190,156
Flushing Financial Corp.	3,523	21,631
Frontier Financial Corp. (a)	8,376	12,983
Glacier Bancorp, Inc. (a)	8,676	133,524
Greene County Bancshares, Inc. (a)	2,299	16,438
Greenhill & Company, Inc. (a)	2,703	174,614
Guaranty Bancorp *	10,150	15,631
Guaranty Financial Group, Inc. * (a)	5,525	2,376
Hancock Holding Company	4,128	117,070
Hanmi Financial Corp. (a)	8,161	9,630
Harleysville National Corp.	7,009	47,241
Heartland Financial USA, Inc. (a)	2,277	25,753
Heritage Commerce Corp.	1,943	9,521
Home Bancshares, Inc.	2,184	39,967
Home Federal Bancorp, Inc.	1,292	9,522
IBERIABANK Corp.	2,090	90,288
Independent Bank Corp.	2,743	40,212
Integra Bank Corp.	5,104	5,104
International Bancshares Corp.	8,251	82,593
Investors Bancorp, Inc. *	7,003	50,141
Lakeland Bancorp, Inc.	3,576	23,673
Lakeland Financial Corp.	2,086	36,401
MainSource Financial Group, Inc.	3,407	19,045
MB Financial, Inc.	5,643	73,246
Midwest Banc Holdings, Inc.	5,785	5,843
Nara Bancorp, Inc.	4,004	10,691
National Penn Bancshares, Inc.	12,732	94,344
NBT Bancorp, Inc.	5,193	102,042
NewAlliance Bancshares, Inc.	17,186	196,264
Northfield Bancorp, Inc. (a)	3,106	30,936
Northwest Bancorp, Inc.	2,704	41,047
OceanFirst Financial Corp.	1,526	14,466
Old National Bancorp (a)	10,615	123,877
Old Second Bancorp, Inc. (a)	2,396	14,592
Oriental Financial Group, Inc.	4,151	7,264
Oritani Financial Corp. *	2,091	22,604
Pacific Capital Bancorp	7,440	53,866
PacWest Bancorp	4,066	55,623
Park National Corp. (a)	1,810	87,514
Pennsylvania Commerce Bancorp, Inc. *	954	13,976
Peoples Bancorp, Inc.	1,429	13,175
Pinnacle Financial Partners, Inc. *	3,669	72,793
PremierWest Bancorp	2,284	6,943
PrivateBancorp, Inc. (a)	3,489	43,473
Prosperity Bancshares, Inc.	6,287	160,444
Provident Bankshares Corp.	5,774	34,355
Provident Financial Services, Inc.	9,475	88,497
Provident New York Bancorp	6,683	57,073
Renasant Corp.	3,505	37,749
Republic Bancorp, Inc., Class A	1,570	29,406
Roma Financial Corp.	1,543	17,050
S & T Bancorp, Inc. (a)	3,836	87,039
S.Y. Bancorp, Inc.	2,257	53,288
Sandy Spring Bancorp, Inc.	2,805	30,126
Santander Bancorp	1,025	9,041
SCBT Financial Corp.	1,720	34,400
Seacoast Banking Corp. of Florida (a)	2,915	11,281
Sierra Bancorp (a)	994	6,292
Signature Bank *	5,673	141,882
Simmons First National Corp., Class A	2,322	59,443
Smithtown Bancorp, Inc.	1,734	19,386
Southside Bancshares, Inc.	2,104	36,652
Southwest Bancorp, Inc.	2,528	24,774
StellarOne Corp.	3,834	47,810
Sterling Bancorp	3,086	27,157
Sterling Bancshares, Inc.	12,246	66,741
Sterling Financial Corp. (a)	8,455	11,583
Suffolk Bancorp	1,619	42,110
Sun Bancorp, Inc., New Jersey *	2,862	12,564
Susquehanna Bancshares, Inc.	13,824	121,236
SVB Financial Group *	4,802	78,513
Texas Capital Bancshares, Inc. *	4,591	44,716
The South Financial Group, Inc.	12,873	16,220
Tompkins Trustco, Inc.	892	35,680
TowneBank/Portsmouth VA (a)	3,464	46,383
Trico Bancshares	2,312	30,495
TrustCo Bank Corp., NY	12,273	74,252

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banking (continued)
Trustmark Corp.	7,998	$142,284
UCBH Holdings, Inc.	18,032	28,851
Umpqua Holdings Corp. (a)	9,716	82,586
Union Bankshares Corp.	2,272	28,286
United Bankshares, Inc. (a)	6,067	93,432
United Community Banks, Inc.	6,824	23,611
United Financial Bancorp, Inc.	2,970	38,224
United Security Bancshares	1,243	6,600
Univest Corp. of Pennsylvania	2,125	42,415
ViewPoint Financial Group	1,892	25,201
W Holding Company, Inc. *	554	4,288
Washington Trust Bancorp, Inc.	2,017	28,641
WesBanco, Inc.	4,326	76,700
West Coast Bancorp	3,335	4,369
WestAmerica Bancorp (a)	4,616	184,040
Western Alliance Bancorp * (a)	3,345	16,959
Westfield Financial, Inc.	5,259	49,540
Wilshire Bancorp, Inc.	3,285	15,637
Wintrust Financial Corp.	3,917	48,806
WSFS Financial Corp.	1,009	22,289
Yadkin Valley Financial Corp.	2,047	9,334
		7,057,500
Biotechnology - 2.31%
Acorda Therapeutics, Inc. *	5,889	129,558
Affymetrix, Inc. *	11,683	24,885
Alnylam Pharmaceuticals, Inc. *	5,641	104,020
AMAG Pharmaceuticals, Inc. * (a)	2,713	73,387
Arena Pharmaceuticals, Inc. *	12,098	50,449
Arqule, Inc. *	6,893	21,644
Bio Reference Labs, Inc. *	1,829	42,451
BioMimetic Therapeutics, Inc. *	2,265	18,981
Bio-Rad Laboratories, Inc., Class A *	2,957	164,705
Cougar Biotechnology, Inc. * (a)	2,377	59,496
Cytokinetics, Inc. *	6,371	10,066
Discovery Laboratories, Inc. *	12,646	13,784
Exelixis, Inc. * (a)	16,954	73,241
Genomic Health, Inc. *	2,162	42,548
Geron Corp. * (a)	12,752	58,659
GTx, Inc. * (a)	2,948	27,446
Human Genome Sciences, Inc. * (a)	22,588	42,691
Idera Pharmaceuticals, Inc. * (a)	3,390	18,916
Immucor, Inc. *	11,020	247,289
Integra LifeSciences Holdings Corp. * (a)	2,776	72,481
Intermune, Inc. * (a)	5,134	77,267
Lexicon Genetics, Inc. *	13,863	12,754
Life Sciences Research, Inc. *	1,455	7,377
Martek Biosciences Corp. * (a)	5,114	95,785
Medarex, Inc. *	20,461	80,003
Medivation, Inc. * (a)	4,050	67,514
Momenta Pharmaceuticals, Inc. *	3,970	38,112
Myriad Genetics, Inc. *	7,019	553,448
Nabi Biopharmaceuticals *	8,527	32,147
Nektar Therapeutics *	14,866	66,748
Neurocrine Biosciences, Inc. *	6,783	22,248
Orexigen Therapeutics, Inc. *	3,447	13,754
Osiris Therapeutics, Inc. * (a)	2,338	41,850
Progenics Pharmaceuticals, Inc. *	4,358	28,022
Sangamo Biosciences, Inc. * (a)	6,278	22,412
		2,456,138
Broadcasting - 0.17%
Belo Corp., Class A	16,263	13,010
CKX, Inc. *	8,592	29,814
Cox Radio, Inc., Class A *	4,397	23,656
Cumulus Media, Inc., Class A * (a)	4,329	7,186
Entercom Communications Corp.	4,208	4,334
Fisher Communications, Inc. *	1,091	10,725
Global Traffic Network, Inc. *	2,037	8,392
Journal Communications, Inc.	8,007	7,527
Mediacom Communications Corp., Class A *	6,866	26,777
RHI Entertainment, Inc. *	2,264	6,158
Sinclair Broadcast Group, Inc., Class A	8,883	9,949
World Wrestling Entertainment, Inc., Class A	3,148	30,536
		178,064
Building Materials & Construction - 0.91%
Apogee Enterprises, Inc.	4,657	44,102
Beacon Roofing Supply, Inc. *	6,995	76,735
Builders FirstSource, Inc. * (a)	3,690	7,085
China Architectural Engineering, Inc. *	3,213	2,827
Drew Industries, Inc. *	3,245	20,151
Dycom Industries, Inc. *	6,503	30,044
EMCOR Group, Inc. *	10,709	165,026
Granite Construction, Inc.	5,196	184,874
Griffon Corp. *	6,984	50,774
Interline Brands, Inc. *	5,242	41,621
LSI Industries, Inc.	3,369	11,859
NCI Building Systems, Inc. *	3,148	15,929
Orion Marine Group, Inc. *	3,521	31,337
Perini Corp. *	7,946	121,733
Quanex Building Products Corp.	5,997	42,039
Sterling Construction Company, Inc. *	1,859	27,773
Texas Industries, Inc. (a)	3,705	59,651
Trex Company, Inc. *	2,434	21,930
U.S. Concrete, Inc. *	6,937	10,614
United States Lime & Minerals, Inc. *	322	6,739
		972,843
Business Services - 4.81%
3PAR, Inc. * (a)	4,405	29,778
ABM Industries, Inc.	6,882	84,167
Acxiom Corp.	9,735	80,606
Administaff, Inc.	3,424	66,631
AMERCO, Inc. *	1,500	42,750
Arbitron, Inc.	4,343	56,198
Ariba, Inc. *	13,660	119,525
Black Box Corp.	2,783	55,215
Bowne & Company, Inc.	4,843	7,652
CDI Corp.	2,231	16,933
China Security & Surveillance Technology, Inc. *	4,617	14,636
Chindex International, Inc. *	1,900	7,942
Coinstar, Inc. *	4,411	115,303
Compass Diversified Trust	3,846	33,883
Compucredit Corp. * (a)	3,084	6,476

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Business Services (continued)
comScore, Inc. *	2,888	$26,050
COMSYS IT Partners, Inc. *	2,943	7,475
Constant Contact, Inc. *	3,245	44,813
Core-Mark Holding Company, Inc. *	1,526	26,110
CoStar Group, Inc. *	3,087	78,718
CRA International, Inc. *	1,754	38,325
CSG Systems International, Inc. *	5,496	74,306
Deluxe Corp.	8,135	62,802
DG Fastchannel, Inc. *	2,873	44,618
Electro Rent Corp.	3,470	26,545
Ennis Business Forms, Inc.	4,041	33,055
Euronet Worldwide, Inc. *	7,562	74,032
Exponent, Inc. *	2,307	51,838
EZCORP, Inc., Class A *	6,066	62,358
Fair Isaac Corp.	7,740	84,753
Forrester Research, Inc. *	2,440	44,750
Gartner Group, Inc., Class A *	9,356	94,589
Gevity HR, Inc.	3,474	7,400
Global Cash Access, Inc. *	6,692	18,804
Global Sources, Ltd. *	3,079	13,024
GSI Commerce, Inc. *	3,798	42,120
Harte-Hanks, Inc.	5,841	32,768
Heidrick & Struggles International, Inc.	2,751	44,126
Hill International, Inc. *	3,848	11,929
Hudson Highland Group, Inc. *	4,581	5,314
Huron Consulting Group, Inc. *	3,270	134,953
ICF International, Inc. *	1,032	24,758
ICT Group, Inc. *	1,850	6,660
infoGROUP, Inc. *	5,568	16,481
Informatica Corp. *	13,947	179,916
Insight Enterprises, Inc. *	7,770	20,435
Jackson Hewitt Tax Service, Inc.	4,522	33,825
Kelly Services, Inc., Class A	4,282	32,543
Kendle International, Inc. *	2,090	39,083
Kenexa Corp. *	3,719	17,107
Kforce, Inc. *	5,016	32,153
Korn/Ferry International *	7,350	67,914
LECG Corp. *	4,299	11,650
Macrovision Solutions Corp. *	13,001	204,506
MAXIMUS, Inc.	2,896	106,718
McGrath Rentcorp	3,758	58,700
Michael Baker Corp. *	1,163	37,228
MPS Group, Inc. *	15,010	74,600
Navigant Consulting Company *	7,595	98,507
Net 1 UEPS Technologies, Inc. *	7,164	103,663
On Assignment, Inc. *	5,918	13,966
OraSure Technologies, Inc. *	7,744	19,825
Parexel International Corp. *	9,073	83,199
PC Mall, Inc. *	1,985	6,471
Perot Systems Corp., Class A *	13,582	154,563
PHH Corp. *	8,884	85,464
Pre-Paid Legal Services, Inc. * (a)	1,266	40,398
PRG-Schultz International, Inc. *	2,691	10,118
Resource America, Inc.	2,254	8,159
Resources Connection, Inc. *	7,172	98,615
Rollins, Inc.	6,487	102,495
ScanSource, Inc. *	4,140	65,702
Schawk, Inc., Class A	2,377	18,398
Seachange International, Inc. *	4,958	24,145
SonicWALL, Inc. *	8,672	38,330
Sotheby's (a)	10,669	71,589
Sourcefire, Inc. *	3,367	22,795
Spherion Corp. *	7,600	9,348
SRA International, Inc., Class A *	6,662	90,470
Standard Parking Corp. *	1,395	22,697
Stanley, Inc. *	1,364	42,298
SuccessFactors, Inc. *	4,111	20,884
SYNNEX Corp. * (a)	2,872	42,563
Syntel, Inc. (a)	2,017	41,026
TeleTech Holdings, Inc. *	6,278	54,367
Tetra Tech, Inc. *	9,304	208,410
The Hackett Group, Inc. *	6,963	17,825
TrueBlue, Inc. *	7,101	49,920
Tyler Technologies, Inc. *	5,936	80,789
Viad Corp.	3,257	45,924
Volt Information Sciences, Inc. *	2,170	16,926
VSE Corp.	645	15,403
Watson Wyatt Worldwide, Inc., Class A	6,679	328,006
Wind River Systems, Inc. *	11,394	86,025
		5,126,830
Cable & Television - 0.14%
Knology, Inc. *	4,881	19,426
Lin TV Corp. *	4,871	3,215
Outdoor Channel Holdings, Inc. *	2,728	11,076
TiVo, Inc. *	16,246	115,184
		148,901
Cellular Communications - 0.23%
Brightpoint, Inc. *	8,333	32,665
iPCS, Inc. *	3,086	25,460
Novatel Wireless, Inc. *	5,498	30,019
Syniverse Holdings, Inc. *	8,204	124,127
USA Mobility, Inc. *	3,865	35,326
		247,597
Chemicals - 1.39%
A. Schulman, Inc.	4,316	61,676
Aceto Corp.	3,914	23,601
Albany Molecular Research, Inc. *	3,744	32,460
American Vanguard Corp.	3,042	42,010
Arch Chemicals, Inc.	3,898	70,086
Balchem Corp.	2,840	58,930
Calgon Carbon Corp. *	6,500	95,225
Cambrex Corp. *	4,831	10,435
Ferro Corp.	7,065	10,386
H.B. Fuller Company	7,602	86,663
ICO, Inc. *	4,742	7,635
Innophos Holdings, Inc.	1,650	17,523
Innospec, Inc.	3,955	15,978
Landec Corp. *	3,807	18,121
LSB Industries, Inc. *	2,827	24,482
Metabolix, Inc. *	3,221	18,907
Minerals Technologies, Inc.	2,953	88,354

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Newmarket Corp.	2,112	$73,012
Nl Industries, Inc.	1,025	9,502
Olin Corp.	11,769	122,868
OM Group, Inc. *	4,846	75,113
Penford Corp.	1,918	9,360
PolyOne Corp. *	15,244	24,543
Quaker Chemical Corp.	1,685	9,487
Rockwood Holdings, Inc. *	6,735	39,669
Sensient Technologies Corp.	7,492	151,338
ShengdaTech, Inc. * (a)	4,976	17,217
Solutia, Inc. *	15,071	56,516
Spartech Corp.	5,081	12,601
Stepan Company	1,000	28,380
Valence Technology, Inc. * (a)	9,107	15,027
W.R. Grace & Company *	11,551	64,686
Westlake Chemical Corp. (a)	3,023	37,757
Zep, Inc.	3,231	25,557
Zoltek Companies, Inc. *	4,506	25,774
		1,480,879
Coal - 0.09%
International Coal Group, Inc. * (a)	20,689	33,723
James River Coal Company *	4,383	48,169
National Coal Corp. *	4,103	4,226
Westmoreland Coal Company *	1,681	10,002
		96,120
Colleges & Universities - 0.25%
Corinthian Colleges, Inc. * (a)	13,492	265,792
Commercial Services - 0.78%
CBIZ, Inc. *	7,054	48,390
Cenveo, Inc. *	8,037	22,905
Chemed Corp.	3,499	139,295
DynCorp International, Inc. *	3,911	47,675
Exlservice Holdings, Inc. *	2,386	19,303
First Advantage Corp., Class A *	1,736	18,107
Great Lakes Dredge & Dock Company	6,605	15,984
HMS Holdings Corp. *	3,912	118,847
Live Nation, Inc. *	12,305	43,191
Odyssey Marine Exploration, Inc. *	8,165	27,434
Perficient, Inc. *	5,176	18,220
Pool Corp. (a)	7,527	99,883
Riskmetrics Group, Inc. *	3,421	37,597
Team, Inc. *	2,912	38,205
TNS, Inc. *	4,006	26,800
Waste Services, Inc. *	4,023	17,500
Wright Express Corp. *	6,161	90,197
		829,533
Computers & Business Equipment - 2.74%
3Com Corp. *	64,263	142,021
3D Systems Corp. *	3,067	15,734
Acme Packet, Inc. *	4,858	21,327
Agilysys, Inc.	4,225	15,168
Avocent Corp. *	7,062	84,603
Benchmark Electronics, Inc. *	10,734	104,871
BigBand Networks, Inc. *	5,412	29,441
Blue Coat Systems, Inc. *	5,305	58,249
CACI International, Inc., Class A * (a)	4,706	201,276
Cogent, Inc. *	6,556	68,182
Compellent Technologies, Inc. *	2,313	30,069
Cray, Inc. *	6,345	15,609
Data Domain, Inc. * (a)	5,172	67,133
Digi International, Inc. *	4,168	29,843
Echelon Corp. *	4,911	29,417
Electronics for Imaging, Inc. *	8,487	75,534
EMS Technologies, Inc. *	2,522	50,642
Extreme Networks, Inc. *	14,619	20,759
Falconstor Software, Inc. *	6,474	16,185
Furmanite Corp. *	5,949	18,501
Gerber Scientific, Inc. *	4,160	9,693
Hurco Companies, Inc. *	1,072	12,446
Immersion Corp. *	5,199	20,016
Intermec, Inc. *	9,737	98,246
Internap Network Services Corp. *	8,755	26,703
Isilon Systems, Inc. *	4,408	9,918
Ixia *	7,153	35,622
Jack Henry & Associates, Inc.	11,732	186,891
L-1 Identity Solutions, Inc. *	10,502	48,309
Limelight Networks, Inc. *	5,032	13,486
MICROS Systems, Inc. *	12,901	207,448
MTS Systems Corp.	2,836	67,043
NCI, Inc. *	1,022	27,798
Ness Technologies, Inc. *	6,430	18,840
Netezza Corp. *	6,383	36,638
NETGEAR, Inc. *	5,605	61,935
Netscout Systems, Inc. *	4,744	62,668
Palm, Inc. * (a)	17,630	127,641
Parametric Technology Corp. *	18,106	147,383
Phoenix Technology, Ltd. *	4,793	11,216
Plexus Corp. *	6,399	82,227
Rackable Systems, Inc. *	5,038	18,490
Radiant Systems, Inc. *	4,600	12,926
RadiSys Corp. *	3,801	23,186
Rimage Corp. *	1,564	20,004
Sigma Designs, Inc. * (a)	4,293	58,900
Silicon Storage Technology, Inc. *	14,381	20,996
Sonic Solutions *	3,565	3,529
Standard Microsystems Corp. *	3,657	56,940
STEC, Inc. * (a)	5,011	28,262
Stratasys, Inc. *	3,334	30,339
Super Micro Computer, Inc. *	3,563	16,140
Sykes Enterprises, Inc. *	5,185	82,753
Synaptics, Inc. * (a)	5,379	111,614
Trident Microsystems, Inc. *	11,232	14,489
Virtusa Corp. *	1,663	10,194
		2,915,493
Construction & Mining Equipment - 0.30%
Astec Industries, Inc. *	2,873	63,838
Carbo Ceramics, Inc. (a)	3,188	110,815
Gulf Islands Fabrication, Inc.	2,013	17,835
Kaman Corp., Class A	4,016	47,067
Layne Christensen Company *	3,091	50,291

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction & Mining Equipment (continued)
Matrix Service Company *	4,227	$29,420
		319,266
Construction Materials - 0.64%
Ameron International Corp.	1,451	70,910
Applied Industrial Technologies, Inc.	6,654	107,263
Clarcor, Inc.	7,982	210,406
Columbus McKinnon Corp. *	3,112	27,292
Comfort Systems USA, Inc.	6,373	60,671
Louisiana-Pacific Corp.	18,205	29,492
Simpson Manufacturing Company, Inc. (a)	5,849	91,010
Standex International Corp.	1,979	21,433
Universal Forest Products, Inc.	2,694	58,702
		677,179
Containers & Glass - 0.27%
Bway Holding Company *	1,411	8,833
Graphic Packaging Holding Company *	18,505	14,804
Mobile Mini, Inc. *	5,528	53,898
Silgan Holdings, Inc.	3,956	194,081
TAL International Group, Inc.	2,374	17,710
		289,326
Correctional Facilities - 0.11%
Cornell Corrections, Inc. *	1,769	26,959
The Geo Group, Inc. *	8,040	95,033
		121,992
Cosmetics & Toiletries - 0.42%
Chattem, Inc. * (a)	2,678	169,866
Elizabeth Arden, Inc. *	3,857	21,368
Helen of Troy, Ltd. *	4,784	48,031
Intermediate Parfums, Inc.	2,311	12,618
Nu Skin Enterprises, Inc., Class A	7,745	72,803
Sally Beauty Holdings, Inc. *	15,092	58,406
Steiner Leisure, Ltd. *	2,582	65,092
		448,184
Crude Petroleum & Natural Gas - 1.30%
Allis-Chalmers Energy, Inc. * (a)	4,641	9,050
Arena Resources, Inc. *	6,065	129,912
Bill Barrett Corp. *	5,921	114,512
BMB Munai, Inc. *	5,602	2,913
Carrizo Oil & Gas, Inc. * (a)	4,493	47,806
Concho Resources, Inc. *	8,831	176,179
Contango Oil & Gas Company *	2,105	76,664
EXCO Resources, Inc. *	23,982	218,476
FX Energy, Inc. * (a)	7,137	21,554
Geokinetics, Inc. *	1,281	3,331
Georesources, Inc. *	1,114	6,873
GMX Resources, Inc. *	2,697	46,523
Goodrich Petroleum Corp. * (a)	3,612	71,662
Gran Tierra Energy, Inc. *	35,546	82,467
Gulfport Energy Corp. *	4,683	10,443
Harvest Natural Resources, Inc. *	6,091	19,187
Houston American Energy Corp.	2,892	6,363
Northern Oil And Gas, Inc. *	3,960	10,454
Panhandle Oil and Gas, Inc.	1,286	21,052
Parallel Petroleum Corp. *	7,382	8,932
Penn Virginia Corp.	6,651	92,116
Petroquest Energy, Inc. *	7,193	23,305
SulphCo, Inc. * (a)	6,984	5,308
Swift Energy Company *	4,937	35,497
Toreador Resources Corp. * (a)	3,263	7,994
Tri-Valley Corp. *	4,823	5,788
TXCO Resources, Inc. *	6,938	10,615
VAALCO Energy, Inc. *	9,589	54,657
Venoco, Inc. *	4,198	12,846
Western Refining, Inc.	4,894	55,547
		1,388,026
Domestic Oil - 0.46%
Atlas America, Inc.	5,624	56,577
Berry Petroleum Company, Class A	6,923	46,038
Brigham Exploration Company *	7,897	10,503
Clayton Williams Energy, Inc. *	910	22,805
Comstock Resources, Inc. *	7,241	220,344
Delta Petroleum Corp. * (a)	10,532	21,696
Double Eagle Petroleum & Mining Company *	1,690	6,219
Energy Partners, Ltd. *	6,352	1,715
GeoGlobal Resources, Inc. *	5,234	5,496
McMoran Exploration Company *	9,685	44,454
Natural Gas Services Group, Inc. *	2,021	15,157
Stone Energy Corp. *	5,158	20,426
Union Drilling, Inc. *	2,487	8,530
Warren Resources, Inc. *	10,087	6,557
		486,517
Drugs & Health Care - 1.46%
Abaxis, Inc. * (a)	3,482	54,458
Abiomed, Inc. *	5,393	36,726
Accelrys, Inc. *	4,583	16,270
Almost Family, Inc. *	992	20,128
Ardea Biosciences, Inc. *	2,151	25,489
Ariad Pharmaceuticals, Inc. *	9,172	10,181
China Sky One Medical, Inc. *	1,271	13,981
Columbia Laboratories, Inc. *	6,236	8,855
CV Therapeutics, Inc. *	9,702	155,232
Cytori Therapeutics, Inc. *	3,679	10,154
Dendreon Corp. *	14,977	45,680
DepoMed, Inc. *	8,571	14,999
Durect Corp. *	13,294	26,455
Dyax Corp. *	9,280	17,446
Hansen Medical, Inc. *	2,880	11,117
I-Flow Corp. *	3,750	11,887
Immunogen, Inc. *	8,329	33,816
Immunomedics, Inc. * (a)	11,047	10,937
Invacare Corp.	5,081	81,499
Landauer, Inc.	1,457	72,865
Luminex Corp. *	6,470	107,402
Mannatech, Inc. (a)	2,799	9,769
Maxygen, Inc. *	4,124	28,662
Medical Action, Inc. *	2,341	15,638
Meridian Bioscience, Inc.	6,275	125,876

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Drugs & Health Care (continued)
MiddleBrook Pharmaceuticals, Inc. *	6,456	$10,782
Molina Healthcare, Inc. *	2,257	42,274
Opko Health, Inc. * (a)	8,277	9,353
Pain Therapeutics, Inc. * (a)	5,571	25,237
Quidel Corp. *	4,468	49,327
Res-Care, Inc. *	3,963	48,467
Seattle Genetics, Inc. *	9,649	77,481
Synutra International, Inc. * (a)	1,724	11,361
Targacept, Inc. *	3,516	8,298
Vivus, Inc. *	11,095	44,713
West Pharmaceutical Services, Inc.	5,026	154,298
XenoPort, Inc. *	3,971	82,954
Zymogenetics, Inc. *	6,652	27,606
		1,557,673
Educational Services - 0.27%
American Public Education, Inc. * (a)	1,733	64,728
Capella Education Company * (a)	2,236	124,009
K12, Inc. *	999	16,593
Leapfrog Enterprises, Inc., Class A *	5,502	7,923
Learning Tree International, Inc. *	1,541	10,463
Princeton Review, Inc. *	2,420	11,132
Renaissance Learning, Inc.	1,565	11,127
Universal Technical Institute, Inc. *	3,407	37,579
		283,554
Electrical Equipment - 1.31%
A.O. Smith Corp.	3,121	79,679
Aaon, Inc.	2,142	33,244
American Science & Engineering, Inc.	1,403	85,148
Anaren, Inc. *	2,462	27,574
Anixter International, Inc. *	4,745	139,551
Audiovox Corp., Class A *	3,036	8,501
AZZ, Inc. *	1,918	38,820
Baldor Electric Company	7,350	89,744
China BAK Battery, Inc. * (a)	5,668	7,935
Cohu, Inc.	3,834	32,474
Coleman Cable, Inc. *	1,731	4,431
DTS, Inc. *	2,930	48,550
Encore Wire Corp.	2,906	52,308
GrafTech International, Ltd. *	19,039	107,570
Greatbatch, Inc. *	3,554	69,232
Houston Wire & Cable Company	2,909	17,309
Littelfuse, Inc. *	3,567	40,735
Methode Electronics, Inc.	6,211	22,049
Plug Power, Inc. *	10,959	10,521
Powell Industries, Inc. *	1,215	36,377
Power-One, Inc. *	10,206	7,757
Ultralife Batteries, Inc. *	2,098	15,462
Universal Electronics, Inc. *	2,252	35,064
Varian, Inc. *	4,634	104,868
Vicor Corp.	3,644	16,762
W.H. Brady Company, Class A	7,949	136,166
Watsco, Inc.	3,646	125,167
		1,392,998
Electrical Utilities - 2.33%
Allete, Inc.	4,101	109,251
Avista Corp.	8,418	120,462
Black Hills Corp.	6,133	109,229
Central Vermont Public Service Corp.	1,766	36,380
CH Energy Group, Inc.	2,484	103,483
Cleco Corp.	9,459	194,099
Connecticut Water Service, Inc.	1,470	29,885
El Paso Electric Company *	7,150	101,029
Empire District Electric Company	5,382	74,325
EnerNOC, Inc. * (a)	1,845	20,443
IDACORP, Inc.	7,085	172,449
ITC Holdings Corp.	7,835	289,347
MGE Energy, Inc.	3,440	103,475
NorthWestern Corp.	6,131	125,624
Otter Tail Corp.	5,607	97,618
Pike Electric Corp. *	2,718	22,206
PNM Resources, Inc.	13,967	107,406
Portland General Electric Company	9,901	162,574
UIL Holding Corp.	3,997	82,018
Unisource Energy Corp.	5,462	137,315
Westar Energy, Inc.	16,511	279,036
		2,477,654
Electronics - 1.45%
Adaptec, Inc. *	19,614	45,897
Advanced Battery Technologies, Inc. *	7,239	15,347
Anadigics, Inc. *	8,639	13,995
Analogic Corp.	2,097	59,240
Axsys Technologies, Inc. *	1,370	45,498
Bel Fuse, Inc., Class B	1,992	18,665
Belden, Inc.	7,007	74,765
Checkpoint Systems, Inc. *	6,281	48,866
Cogo Group, Inc. *	4,339	26,772
CTS Corp.	5,642	17,772
Cubic Corp.	2,450	63,847
Cynosure, Inc. *	1,556	8,527
Daktronics, Inc.	5,290	36,289
Electro Scientific Industries, Inc. *	4,687	24,841
Ener1, Inc. *	5,777	18,082
Enersys *	4,427	47,457
FEI Company *	5,849	83,699
Franklin Electric, Inc.	3,636	79,992
Harbin Electric, Inc. *	1,332	6,660
Hutchinson Technology, Inc. *	4,561	8,210
ICx Technologies, Inc. * (a)	2,503	11,439
II-VI, Inc. *	3,906	70,152
Imation Corp.	4,752	38,206
Integrated Electrical Services, Inc. *	1,404	10,797
IPG Photonics Corp. *	3,136	26,468
LaBarge, Inc. *	2,036	11,300
Maxwell Technologies, Inc. * (a)	3,263	19,382
Measurement Specialties, Inc. *	2,527	9,249
Mentor Graphics Corp. *	14,449	64,009
Mercury Computer Systems, Inc. *	4,001	24,686
Multi-Fineline Electronix, Inc. *	1,472	21,005
Newport Corp. *	6,046	24,305
NVE Corp. *	746	20,217
OSI Systems, Inc. *	2,579	40,748

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Park Electrochemical Corp.	3,313	$52,047
Rogers Corp. *	2,865	52,286
SiRF Technology Holdings, Inc. *	8,323	15,231
Stoneridge, Inc. *	2,836	5,162
Supertex, Inc. *	1,786	37,256
Sycamore Networks, Inc. *	31,153	78,506
Taser International, Inc. *	10,224	43,963
Technitrol, Inc.	7,059	9,106
TTM Technologies, Inc. *	7,129	32,865
Universal Display Corp. *	4,840	29,185
Zoran Corp. *	8,457	43,976
Zygo Corp. *	2,712	11,092
		1,547,059
Energy - 0.65%
Akeena Solar, Inc. *	4,433	4,699
Alon USA Energy, Inc.	1,822	19,951
Ascent Solar Technologies, Inc. *	1,605	4,317
Clean Energy Fuels Corp. * (a)	3,757	21,377
Comverge, Inc. *	3,760	16,055
Energy Conversion Devices, Inc. * (a)	7,170	157,238
Evergreen Solar, Inc. * (a)	23,317	28,447
Fuelcell Energy, Inc. *	11,522	31,801
GeoMet, Inc. *	3,527	3,598
GT Solar International, Inc. *	5,174	22,093
Headwaters, Inc. *	6,850	13,563
New Jersey Resources Corp.	6,530	229,007
Orion Energy Systems, Inc. *	1,923	7,904
Ormat Technologies, Inc.	2,901	74,527
PowerSecure International, Inc. *	3,022	11,997
Rosetta Resources, Inc. *	8,647	44,013
		690,587
Financial Services - 2.40%
Advance America Cash Advance Centers, Inc.	7,287	7,433
Advanta Corp., Class B	6,720	3,226
Apollo Investment Corp.	22,639	93,499
Ares Capital Corp.	15,565	56,034
Asset Acceptance Capital Corp. *	2,599	8,707
Bankrate, Inc. * (a)	2,004	44,689
BGC Partners, Inc.	5,739	9,814
BlackRock Kelso Capital Corp.	2,115	7,931
Broadpoint Securities Group, Inc. *	4,245	10,188
Calamos Asset Management, Inc.	3,491	12,044
Capital Southwest Corp.	496	32,567
Cass Information Systems, Inc.	1,062	27,410
City Holding Company	2,603	68,251
Cohen & Steers, Inc.	2,710	24,363
Credit Acceptance Corp. *	1,032	19,639
Delphi Financial Group, Inc.	6,568	71,197
Diamond Hill Investment Group, Inc. *	329	13,153
Dollar Financial Corp. *	3,957	24,059
Doral Financial Corp. * (a)	1,555	5,442
Duff & Phelps Corp. *	1,753	24,262
Encore Capital Group, Inc. *	2,289	9,087
Epoch Holding Corp.	1,877	9,235
Evercore Partners, Inc.	1,607	19,621
FBR Capital Markets Corp. *	4,882	10,252
FCStone Group, Inc. *	3,800	6,232
Federal Agricultural Mortgage Corp., Class C	2,155	7,693
Financial Federal Corp.	4,035	76,665
First Financial Northwest, Inc.	3,998	29,465
GAMCO Investors, Inc. (a)	1,238	35,902
GFI Group, Inc.	10,765	24,114
Gladstone Capital Corp. (a)	3,495	23,067
Gladstone Investment Corp.	3,783	15,283
Harris & Harris Group, Inc. *	4,399	13,813
Heartland Payment Systems, Inc.	3,851	21,219
Hercules Technology Growth Capital, Inc.	5,222	22,611
Interactive Brokers Group, Inc. *	6,432	90,370
Interactive Data Corp.	5,681	128,504
International Assets Holding Corp. *	802	6,175
Kayne Anderson Energy Development Fund *	1,930	17,544
KBW, Inc. *	4,115	58,474
Kearny Financial Corp.	2,867	28,355
Knight Capital Group, Inc. *	14,750	259,452
Kohlberg Capital Corp.	3,013	5,905
LaBranche & Company, Inc. *	8,373	48,396
Ladenburg Thalmann Financial Services, Inc. *	13,725	7,137
MarketAxess Holdings, Inc. *	5,114	40,349
Medallion Financial Corp.	2,568	13,097
Meridian Interstate Bancorp, Inc. *	1,937	14,392
MVC Capital, Inc.	3,826	30,417
National Financial Partners Corp.	6,563	16,342
Nelnet, Inc., Class A *	2,841	14,489
NewStar Financial, Inc. *	4,296	5,886
NGP Capital Resources Company	3,495	21,180
Ocwen Financial Corp. *	5,668	51,749
optionsXpress Holdings, Inc.	6,688	66,011
Patriot Capital Funding, Inc.	3,690	6,642
PennantPark Investment Corp.	3,958	11,874
Penson Worldwide, Inc. *	2,798	13,430
Piper Jaffray Companies, Inc. *	2,972	65,354
Portfolio Recovery Associates, Inc. * (a)	2,390	53,918
Prospect Capital Corp.	4,138	33,476
Sanders Morris Harris Group, Inc.	3,295	14,037
Stifel Financial Corp. *	4,045	133,242
SWS Group, Inc.	3,882	52,679
The First Marblehead Corp. *	9,241	8,779
Thinkorswim Group, Inc. *	8,330	65,557
Thomas Weisel Partners Group, Inc. *	3,691	10,852
U.S. Global Investors, Inc.	2,207	8,497
UMB Financial Corp.	4,935	187,185
Virtus Investment Partners, Inc. *	977	4,885
Westwood Holdings Group, Inc.	853	30,034
World Acceptance Corp. *	2,619	38,395
		2,551,227
Food & Beverages - 1.84%
American Dairy, Inc. *	1,158	13,329
B&G Foods, Inc.	3,387	12,871
Calavo Growers, Inc.	1,796	21,301
Cal-Maine Foods, Inc.	2,023	45,072
Chiquita Brands International, Inc. *	6,882	33,859

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food & Beverages (continued)
Coca-Cola Bottling Company Consolidated	653	$28,569
Diamond Foods, Inc.	2,495	53,518
Farmer Brothers Company	1,092	18,771
Flowers Foods, Inc.	12,065	269,170
Green Mountain Coffee Roasters, Inc. * (a)	2,708	101,144
Hain Celestial Group, Inc. *	6,438	90,647
Imperial Sugar Company	1,973	12,548
J & J Snack Foods Corp.	2,200	69,454
Lance, Inc.	4,210	91,820
Lifeway Foods, Inc. *	892	7,395
M & F Worldwide Corp. *	1,897	19,975
Nash Finch Company	1,978	68,914
National Beverage Corp. *	1,758	14,380
Ralcorp Holdings, Inc. *	8,830	535,098
Sanderson Farms, Inc.	3,195	110,323
Seaboard Corp.	53	46,640
Smart Balance, Inc. * (a)	10,225	59,919
Tootsie Roll Industries, Inc. (a)	3,673	78,676
TreeHouse Foods, Inc. *	4,886	130,407
Zhongpin, Inc. *	2,984	25,364
		1,959,164
Food-Meat Products - 0.01%
HQ Sustainable Maritime Industries, Inc. *	1,108	6,925
Forest Products - 0.05%
Deltic Timber Corp.	1,657	51,864
Funeral Services - 0.03%
Stewart Enterprises, Inc., Class A (a)	13,590	31,529
Furniture & Fixtures - 0.12%
American Woodmark Corp.	1,730	25,033
Ethan Allen Interiors, Inc.	3,852	36,748
Furniture Brands International, Inc.	7,265	9,881
Hooker Furniture Corp.	1,569	10,826
Kimball International, Inc., Class B	5,301	31,806
La-Z-Boy, Inc.	8,780	7,902
Sealy Corp. *	7,450	5,960
		128,156
Gas & Pipeline Utilities - 1.42%
American States Water Company	2,753	92,363
Chesapeake Utilities Corp.	1,153	30,612
Crosstex Energy, Inc.	7,432	16,648
Middlesex Water Company	2,343	32,778
Nicor, Inc.	7,045	221,072
Northwest Natural Gas Company	4,104	168,059
Piedmont Natural Gas, Inc.	11,516	277,996
South Jersey Industries, Inc.	4,647	167,571
Southwest Gas Corp.	6,851	133,526
The Laclede Group, Inc.	3,388	134,097
WGL Holdings, Inc.	7,716	234,258
		1,508,980
Healthcare Products - 2.92%
Accuray, Inc. *	5,936	27,721
Align Technology, Inc. *	9,901	67,822
Alphatec Holdings, Inc. *	4,604	7,643
American Medical Systems Holdings, Inc. *	11,518	119,211
AngioDynamics, Inc. *	3,892	46,198
ArthroCare Corp. *	4,227	15,428
Atrion Corp.	232	17,437
Bruker BioSciences Corp. *	8,137	34,257
Caliper Life Sciences, Inc. *	6,841	6,157
Cantel Medical Corp. *	2,023	25,247
Cardiac Science Corp. *	3,206	11,670
CardioNet, Inc. *	730	18,250
Clinical Data, Inc. *	1,842	15,381
Computer Programs & Systems, Inc.	1,410	37,717
Conceptus, Inc. *	4,826	54,196
CONMED Corp. *	4,452	60,503
Cryolife, Inc. *	4,466	22,553
Cyberonics, Inc. *	3,784	50,895
Cypress Biosciences, Inc. *	6,074	51,265
Digimarc Corp. *	1,023	9,739
Haemonetics Corp. *	3,978	212,346
Hanger Orthopedic Group, Inc. *	4,853	64,545
ICU Medical, Inc. *	1,719	54,200
Insulet Corp. *	3,147	19,260
Kensey Nash Corp. *	1,146	21,843
Mannkind Corp. * (a)	8,671	18,729
Masimo Corp. *	7,265	181,552
Medicines Company *	8,190	100,491
Merit Medical Systems, Inc. *	4,352	48,481
Micrus Endovascular Corp. *	2,534	15,964
Natus Medical, Inc. *	4,385	34,335
NutriSystem, Inc. (a)	4,828	62,281
Nuvasive, Inc. * (a)	5,612	159,100
Orthofix International NV *	2,867	45,557
Owens & Minor, Inc.	6,352	214,125
PSS World Medical, Inc. *	9,673	139,581
RTI Biologics, Inc. *	8,946	25,228
Schiff Nutrition International, Inc. *	1,556	5,928
Sirona Dental Systems, Inc. *	2,708	30,194
Somanetics Corp. *	1,890	23,039
SonoSite, Inc. *	2,690	49,604
Spectranetics Corp. *	5,528	12,438
Stereotaxis, Inc. *	4,688	14,720
STERIS Corp.	9,150	210,999
SurModics, Inc. *	2,464	43,046
Symmetry Medical, Inc. *	5,685	30,415
Synovis Life Technologies, Inc. *	2,010	25,085
Thoratec Corp. *	8,583	196,036
TomoTherapy, Inc. *	7,122	17,235
Trans1, Inc. *	2,104	12,897
Ulta Salon, Cosmetics & Fragrance, Inc. *	3,318	18,581
USANA Health Sciences, Inc. *	1,086	21,753
Vnus Medical Technologies *	2,075	39,612
Volcano Corp. *	7,457	111,557
Wright Medical Group, Inc. *	5,872	85,790
Zoll Medical Corp. *	3,316	45,595
		3,111,432
Healthcare Services - 2.25%
Air Methods Corp. *	1,734	28,940
Alliance Imaging, Inc. *	4,113	33,727

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Healthcare Services (continued)
Amedisys, Inc. * (a)	4,165	$136,237
AMERIGROUP Corp. *	8,441	209,168
AMN Healthcare Services, Inc. *	5,438	35,401
AmSurg Corp. *	4,926	76,944
Assisted Living Concepts, Inc. *	8,900	26,344
athenahealth, Inc. *	3,272	83,371
Capital Senior Living Corp. *	4,117	11,939
Catalyst Health Solutions, Inc. *	5,196	109,532
Centene Corp. *	6,833	116,024
CorVel Corp. *	1,325	24,990
Cross Country Healthcare, Inc. *	4,988	36,911
Emergency Medical Services Corp., Class A *	1,451	44,430
Emeritus Corp. *	3,325	22,344
Enzo Biochem, Inc. *	5,318	19,517
Five Star Quality Care, Inc. *	4,337	6,636
Gentiva Health Services, Inc. *	3,959	68,609
Healthcare Services Group, Inc.	6,743	103,640
Healthsouth Corp. * (a)	14,077	110,504
Healthspring, Inc. *	7,736	62,662
Healthways, Inc. *	5,638	51,362
IPC The Hospitalist Company *	1,006	16,116
Kindred Healthcare, Inc. *	4,472	64,352
LHC Group, Inc. *	2,262	45,082
Magellan Health Services, Inc. *	6,312	209,306
National Healthcare Corp.	1,310	54,365
Nighthawk Radiology Holdings, Inc. *	4,014	10,677
Obagi Medical Products, Inc. *	2,879	14,625
Odyssey Healthcare, Inc. *	5,232	54,204
Palomar Medical Technologies, Inc. *	2,971	21,688
Phase Forward, Inc. *	6,808	94,291
Psychiatric Solutions, Inc. * (a)	8,747	148,174
RadNet, Inc. *	3,892	8,913
Skilled Healthcare Group, Inc. *	2,822	23,902
Star Scientific, Inc. *	10,768	31,120
Sun Healthcare Group, Inc. *	6,870	61,418
The Advisory Board Company *	2,774	41,388
The Ensign Group, Inc.	1,326	17,543
Town Sports International Holdings, Inc. *	3,136	6,052
Triple-S Management Corp. * (a)	2,401	27,636
US Physical Therapy, Inc. *	1,914	19,638
Virtual Radiologic Corp. *	1,205	7,531
		2,397,253
Homebuilders - 0.21%
AMREP Corp. *	291	5,413
Beazer Homes USA, Inc. *	7,180	3,446
Cavco Industries, Inc. *	1,043	23,050
Hovnanian Enterprises, Inc., Class A *	8,039	6,833
M/I Homes, Inc.	2,394	15,441
Meritage Homes Corp. *	4,979	49,392
Palm Harbor Homes, Inc. *	1,806	4,587
Ryland Group, Inc.	6,785	95,872
Standard Pacific Corp. *	20,488	19,464
		223,498
Hotels & Restaurants - 1.49%
AFC Enterprises, Inc. *	4,278	17,968
Ameristar Casinos, Inc.	4,158	40,915
BJ's Restaurants, Inc. *	2,855	35,488
Bob Evans Farms, Inc.	4,877	90,078
Buffalo Wild Wings, Inc. * (a)	2,809	86,714
California Pizza Kitchen, Inc. *	3,444	35,818
CEC Entertainment, Inc. *	3,170	74,019
CKE Restaurants, Inc.	8,295	57,816
Denny's Corp. *	15,549	24,878
DineEquity, Inc. (a)	2,828	20,786
Domino's Pizza, Inc. *	6,397	43,692
Jack in the Box, Inc. *	9,226	179,353
Krispy Kreme Doughnuts, Inc. *	9,354	12,067
Landry's Restaurants, Inc.	1,900	10,070
Luby's Cafeterias, Inc. *	3,782	15,544
Marcus Corp.	3,222	26,678
Morgans Hotel Group Company *	4,696	10,848
O'Charley's, Inc.	4,673	10,561
P.F. Chang's China Bistro, Inc. * (a)	3,784	74,545
Papa John's International, Inc. *	3,422	75,797
Peets Coffee & Tea, Inc. *	2,216	47,755
Red Robin Gourmet Burgers, Inc. *	2,724	38,708
Ruby Tuesday, Inc. *	6,793	7,744
Sonic Corp. *	9,519	85,671
Texas Roadhouse, Inc., Class A *	8,375	68,675
The Cheesecake Factory, Inc. *	9,521	77,501
The Steak & Shake Company * (a)	4,988	30,576
Wendy's/Arby's Group, Inc.	63,033	285,539
		1,585,804
Household Appliances - 0.04%
National Presto Industries, Inc.	669	40,481
Household Products - 0.35%
Blyth, Inc.	989	20,186
Central Garden & Pet Company, Class A *	10,368	77,449
Protection One, Inc. *	1,278	3,054
Tempur-Pedic International, Inc. (a)	11,889	72,998
Tupperware Brands Corp.	9,736	138,057
WD-40 Company	2,536	62,411
		374,155
Industrial Machinery - 1.54%
Actuant Corp., Class A	8,868	91,252
Alamo Group, Inc.	1,107	12,830
Albany International Corp., Class A	4,767	40,996
Altra Holdings, Inc. *	4,371	23,516
Badger Meter, Inc.	2,324	58,332
Briggs & Stratton Corp. (a)	7,811	95,138
Cascade Corp.	1,470	24,108
Chart Industries, Inc. *	4,545	29,179
Circor International, Inc.	2,675	59,465
Cognex Corp.	6,756	74,316
Dionex Corp. *	2,909	136,112
DXP Enterprises, Inc. *	1,175	13,407
EnPro Industries, Inc. *	3,231	53,150
Flow International Corp. *	6,724	8,069
Gorman-Rupp Company	2,296	40,616
H&E Equipment Services, Inc. *	2,731	14,037

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial Machinery (continued)
Intevac, Inc. *	3,720	$14,545
Kadant, Inc. *	2,320	21,019
Key Technology, Inc. *	976	9,741
Lindsay Corp.	1,888	45,784
Lufkin Industries, Inc.	2,309	75,851
Metropolitan Pro Corp.	2,383	17,253
Middleby Corp. *	2,893	62,923
Mitcham Industries, Inc. *	1,746	5,867
NACCO Industries, Inc., Class A	977	20,322
NATCO Group, Inc. *	3,231	57,480
OYO Geospace Corp. *	742	8,348
Presstek, Inc. *	4,841	7,939
Raser Technologies, Inc. * (a)	7,860	25,859
Regal-Beloit Corp.	5,073	145,494
Robbins & Myers, Inc.	4,440	71,617
Rofin-Sinar Technologies, Inc. *	4,739	69,426
Sauer-Danfoss, Inc.	1,917	11,214
Tecumseh Products Company, Class A *	2,889	15,312
Tennant Company	2,655	26,178
Tredegar Industries, Inc.	3,810	63,627
Twin Disc, Inc.	1,592	7,721
Watts Water Technologies, Inc., Class A	4,594	77,960
		1,636,003
Industrials - 0.19%
Brookfield Homes Corp.	1,720	4,747
Clean Harbors, Inc. *	3,079	149,578
EnergySolutions, Inc.	5,477	35,326
Graham Corp.	1,644	13,481
		203,132
Insurance - 3.79%
Ambac Financial Group, Inc. (a)	35,225	20,783
American Equity Investment Life Holding Company	8,726	33,508
American Physicians Capital, Inc.	1,330	56,352
American Safety Insurance Holdings, Ltd. *	1,832	18,815
Amerisafe, Inc. *	2,986	43,297
Amtrust Financial Services, Inc.	2,508	21,017
Argo Group International Holdings, Ltd. *	4,887	138,449
Aspen Insurance Holdings, Ltd.	13,520	294,601
Assured Guaranty, Ltd.	8,917	39,413
Baldwin & Lyons, Inc., Class B	1,442	24,442
Ceva, Inc. *	3,477	20,410
Citizens, Inc., Class A *	5,954	38,701
CNA Surety Corp. *	2,690	39,139
Crawford & Company, Class B *	3,858	30,671
Donegal Group, Inc.	1,923	27,037
eHealth, Inc. *	4,012	50,752
EMC Insurance Group, Inc.	982	19,620
Employers Holdings, Inc.	7,766	74,554
Enstar Group, Ltd. *	904	41,665
FBL Financial Group, Inc., Class A	2,113	6,402
First Acceptance Corp. *	3,432	8,683
First Mercury Financial Corp. *	2,390	28,465
Flagstone Reinsurance Holdings, Ltd.	4,767	35,514
FPIC Insurance Group, Inc. *	1,313	48,712
Greenlight Capital Re, Ltd. *	4,651	67,346
Harleysville Group, Inc.	2,018	60,056
Horace Mann Educators Corp.	6,633	51,008
Infinity Property & Casualty Corp.	2,367	84,100
IPC Holdings, Ltd.	7,907	200,917
Kansas City Life Insurance Company	700	16,653
Life Partners Holdings, Inc. (a)	1,185	20,275
Maiden Holdings, Ltd.	8,080	36,037
Max Re Capital, Ltd.	9,039	149,143
Meadowbrook Insurance Group, Inc.	8,927	51,420
Montpelier Re Holdings, Ltd.	14,821	188,227
National Interstate Corp.	1,038	17,231
National Western Life Insurance Company, Class A	355	36,086
Navigators Group, Inc. *	2,044	106,758
NYMAGIC, Inc.	932	11,212
Odyssey Re Holdings Corp.	3,745	173,993
Phoenix Companies, Inc.	19,541	9,380
Platinum Underwriters Holdings, Ltd.	7,674	215,179
PMA Capital Corp., Class A *	5,551	28,532
PMI Group, Inc.	13,863	7,070
Presidential Life Corp.	3,512	23,179
ProAssurance Corp. *	5,022	240,001
Radian Group, Inc.	13,341	25,481
RLI Corp.	2,878	140,964
Safety Insurance Group, Inc.	2,531	79,144
SeaBright Insurance Holdings, Inc. *	3,433	33,369
Selective Insurance Group, Inc.	8,407	101,136
State Auto Financial Corp.	2,255	37,704
Stewart Information Services Corp.	2,869	41,859
Tower Group, Inc.	5,711	116,447
United America Indemnity, Ltd. *	3,134	26,702
United Fire & Casualty Company	3,641	61,751
Universal American Financial Corp. *	6,284	42,166
Validus Holdings, Ltd.	10,147	242,919
Zenith National Insurance Corp.	5,783	127,168
		4,031,615
International Oil - 0.12%
APCO Argentina, Inc.	737	11,785
ATP Oil & Gas Corp. *	4,659	16,260
BPZ Energy, Inc. * (a)	9,749	33,536
Callon Petroleum Company *	4,148	4,978
Cheniere Energy, Inc. * (a)	8,396	34,759
Parker Drilling Company *	18,211	29,138
		130,456
Internet Content - 0.23%
Dice Holdings, Inc. *	2,974	7,048
InfoSpace, Inc. *	5,503	29,111
Internet Capital Group, Inc. *	6,516	26,390
Liquidity Services, Inc. *	2,448	11,506
LoopNet, Inc. *	4,695	27,513
Move, Inc. *	15,916	25,784
RightNow Technologies, Inc. *	4,549	36,165
TechTarget, Inc. *	2,405	6,012
TeleCommunication Systems, Inc. *	5,370	44,302

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet Content (continued)
The Knot, Inc. *	4,500	$27,855
TheStreet.com, Inc.	3,100	6,107
		247,793
Internet Incubators - 0.01%
ModusLink Global Solutions, Inc. *	7,562	14,368
Internet Retail - 0.48%
1-800-Flowers.com, Inc., Class A *	4,605	6,125
Bidz.com, Inc. *	1,004	2,972
Blue Nile, Inc. * (a)	2,130	50,843
Internet Brands, Inc. *	3,587	17,182
Mercadolibre, Inc. * (a)	4,057	67,792
Netflix, Inc. * (a)	6,366	230,067
Orbitz Worldwide, Inc. *	6,286	15,464
Overstock.com, Inc. *	2,548	20,766
PetMed Express, Inc. *	3,716	51,206
Shutterfly, Inc. *	3,220	25,857
Stamps.com, Inc. *	2,191	18,229
		506,503
Internet Service Provider - 0.28%
Cogent Communications Group, Inc. *	7,664	50,736
Earthlink, Inc. *	17,129	107,913
Entrust, Inc. *	7,922	12,358
Online Resources Corp. *	4,765	14,104
Rackspace Hosting, Inc. *	2,783	15,084
Terremark Worldwide, Inc. *	8,621	23,708
United Online, Inc.	12,074	56,265
Web.com Group, Inc. *	4,583	13,749
		293,917
Internet Software - 0.96%
Art Technology Group, Inc. *	20,734	45,200
Chordiant Software, Inc. *	5,214	11,158
Cybersource Corp. *	10,928	134,633
DealerTrack Holdings, Inc. *	6,776	71,555
Digital River, Inc. *	5,851	139,956
eResearch Technology, Inc. *	6,980	33,853
Interwoven, Inc. *	7,168	115,190
Keynote Systems, Inc. *	2,466	18,174
NIC, Inc. *	6,392	31,832
PC-Tel, Inc. *	3,424	17,360
RealNetworks, Inc. *	14,444	33,221
S1 Corp. *	7,837	44,671
Sapient Corp. *	14,035	53,754
SupportSoft, Inc. *	8,531	14,844
Switch & Data Facilities Company, Inc. *	3,533	21,728
TIBCO Software, Inc. *	29,506	142,514
VASCO Data Security International, Inc. *	4,269	21,089
Vignette Corp. *	4,032	26,651
Vocus, Inc. *	2,567	42,715
		1,020,098
Investment Companies - 0.01%
Fifth Street Finance Corp.	1,684	11,417
Leisure Time - 1.00%
Bally Technologies, Inc. *	8,677	161,392
Blockbuster, Inc., Class A *	22,198	22,198
Bluegreen Corp. *	2,397	2,589
Brunswick Corp.	14,848	45,880
Callaway Golf Company (a)	10,468	70,868
Churchill Downs, Inc.	1,522	45,691
Cinemark Holdings, Inc.	4,717	36,274
Dover Downs Gaming & Entertainment, Inc.	2,552	6,814
Gaylord Entertainment Company * (a)	6,615	43,394
Isle of Capri Casinos, Inc. *	3,315	9,547
LIFE TIME FITNESS, Inc. * (a)	5,566	47,645
Marine Products Corp.	1,812	6,831
Monarch Casino & Resort, Inc. *	1,905	13,888
National Cinemedia, Inc.	6,720	73,920
Parkervision, Inc. * (a)	4,050	6,845
Pinnacle Entertainment, Inc. *	9,707	72,900
Polaris Industries, Inc. (a)	5,166	95,106
RC2 Corp. *	2,874	13,479
Riviera Holdings Corp. *	1,819	4,584
Shuffle Master, Inc. *	8,640	25,574
Speedway Motorsports, Inc.	2,176	25,829
Steinway Musical Instruments, Inc. *	1,132	10,437
The Nautilus Group, Inc. *	4,598	2,989
Vail Resorts, Inc. * (a)	4,982	94,060
WMS Industries, Inc. *	6,925	125,550
		1,064,284
Life Sciences - 0.37%
American Ecology Corp.	2,577	40,459
Celera Corp. *	12,675	81,500
Dawson Geophysical Company *	1,270	15,507
Halozyme Therapeutics, Inc. *	9,859	43,675
Incyte Corp. *	12,609	29,127
Nanosphere, Inc. *	2,385	7,775
Repligen Corp. *	5,050	19,745
Sequenom, Inc. * (a)	8,967	131,187
Symyx Technologies, Inc. *	5,780	21,502
		390,477
Liquor - 0.03%
Boston Beer Company, Inc. *	1,270	30,442
Manufacturing - 1.40%
Acuity Brands, Inc. (a)	6,380	146,230
American Railcar Industries, Inc.	1,575	11,875
ATC Technology Corp. *	3,458	35,998
Barnes Group, Inc.	7,594	70,776
Blount International, Inc. *	6,174	45,255
Ceradyne, Inc. *	4,171	71,574
China Fire & Security Group, Inc. *	2,369	15,659
Coherent, Inc. *	3,794	58,048
Colfax Corp. *	3,489	25,365
ESCO Technologies, Inc. *	4,111	133,649
Force Protection, Inc. *	10,951	56,507
Freightcar America, Inc.	1,883	30,768
GenTek, Inc. *	1,455	20,341
Hexcel Corp. *	15,273	94,845
Insteel Industries, Inc.	2,806	17,678
iRobot Corp. * (a)	2,923	23,033
Kaydon Corp.	4,375	109,375

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Manufacturing (continued)
Koppers Holdings, Inc.	3,310	$44,222
K-Tron International, Inc. *	394	21,859
Lancaster Colony Corp.	3,084	119,906
Lydall, Inc. *	3,087	8,644
Mine Safety Appliances Company	4,873	88,932
Nordson Corp.	5,340	132,966
Park-Ohio Holdings Corp. *	1,559	5,566
Polypore International, Inc. *	2,707	13,129
Raven Industries, Inc. (a)	2,562	46,577
Reddy Ice Holdings, Inc.	3,614	4,879
Smith & Wesson Holding Corp. * (a)	6,323	24,217
Spartan Motors, Inc.	5,547	12,647
Thermadyne Holdings Corp. *	2,245	4,378
		1,494,898
Medical-Biomedical/Gene - 0.04%
Celldex Therapeutics, Inc. *	2,693	18,474
Facet Biotech Corp. *	3,751	24,419
		42,893
Medical-Generic Drugs - 0.01%
Acura Pharmaceuticals, Inc. *	1,319	8,336
Medical-Hospitals - 0.45%
Cepheid, Inc. *	9,049	60,447
DexCom, Inc. *	4,700	19,035
EV3, Inc. *	11,392	67,099
Exactech, Inc. *	1,197	16,495
Genoptix, Inc. *	1,264	38,324
IRIS International, Inc. *	2,964	28,188
MedCath Corp. *	2,668	21,397
Microvision, Inc. *	11,994	14,633
MWI Veterinary Supply, Inc. *	1,635	41,235
Neogen Corp. *	2,285	48,556
Novavax, Inc. *	9,817	8,050
NxStage Medical, Inc. *	4,895	15,321
Orthovita, Inc. *	10,731	32,408
RehabCare Group, Inc. *	2,893	42,325
Sunrise Senior Living, Inc. *	7,976	5,264
Vital Images, Inc. *	2,564	25,101
		483,878
Metal & Metal Products - 0.80%
A. M. Castle & Company	2,750	20,047
Ampco-Pittsburgh Corp.	1,366	14,958
Brush Engineered Materials, Inc. *	3,351	41,552
Dynamic Materials Corp.	2,059	19,190
Fushi Copperweld, Inc. *	2,386	12,049
Gibraltar Industries, Inc.	4,347	28,516
Haynes International, Inc. *	1,937	26,150
Horsehead Holding Corp. *	6,081	23,169
Kaiser Aluminum Corp.	2,540	55,982
L.B. Foster Company *	1,753	37,462
Ladish Company, Inc. *	2,374	16,262
Lawson Products, Inc.	741	13,168
Matthews International Corp., Class A	4,864	168,975
Metalico, Inc. *	4,433	8,600
Mueller Industries, Inc.	5,892	106,468
Mueller Water Products, Inc.	18,622	40,037
NN, Inc.	3,068	2,915
RBC Bearings, Inc. *	3,486	52,011
RTI International Metals, Inc. *	3,721	40,336
Sun Hydraulics, Inc.	1,900	25,194
Universal Stainless & Alloy Products, Inc. *	1,177	12,005
USEC, Inc. * (a)	17,983	90,454
		855,500
Mining - 0.59%
Allied Nevada Gold Corp. *	9,033	36,132
AMCOL International Corp.	4,128	49,825
Compass Minerals International, Inc.	5,082	265,382
Hecla Mining Company * (a)	24,825	37,734
Royal Gold, Inc.	5,324	215,409
Stillwater Mining Company *	6,799	21,485
		625,967
Mobile Homes - 0.04%
Skyline Corp.	1,138	18,163
Winnebago Industries, Inc. (a)	5,067	20,521
		38,684
Newspapers - 0.00%
AH Belo Corp.	4,566	4,886
Office Furnishings & Supplies - 0.29%
Acco Brands Corp. *	9,276	8,812
Herman Miller, Inc.	8,862	89,329
HNI Corp. (a)	7,075	69,406
Knoll, Inc.	7,579	50,021
The Standard Register Company	2,482	12,013
United Stationers, Inc. *	3,687	80,119
		309,700
Oil & Gas Drilling - 0.01%
Precision Drilling Trust *	4,772	13,171
Paper - 0.42%
Buckeye Technologies, Inc. *	6,730	15,210
Clearwater Paper Corp. *	1,765	17,420
KapStone Paper and Packaging Corp. *	3,095	4,673
Mercer International, Inc. *	6,029	3,256
Neenah Paper, Inc.	2,501	13,130
P.H. Glatfelter Company	7,242	45,045
Potlatch Corp.	6,180	140,719
Rock-Tenn Company, Class A	6,010	165,936
Wausau-Mosinee Paper Corp.	7,085	39,322
		444,711
Petroleum Services - 0.70%
Approach Resources, Inc. *	1,709	11,484
Basic Energy Services, Inc. *	6,591	41,589
Bolt Technology Corp. *	1,487	9,561
Bronco Drilling Company, Inc. *	4,416	17,929
Complete Production Services, Inc. *	7,685	23,439
CVR Energy, Inc. *	4,031	19,026
Delek US Holdings, Inc.	2,315	15,742
Dril-Quip, Inc. *	4,908	103,166
Flotek Industries, Inc. *	3,865	7,730
GulfMark Offshore, Inc. *	3,538	73,909

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Petroleum Services (continued)
Hornbeck Offshore Services, Inc. *	3,690	$48,376
ION Geophysical Corp. *	13,835	14,803
Newpark Resources, Inc. *	14,474	42,988
Petroleum Development Corp. *	2,417	29,246
Pioneer Drilling Company *	7,976	30,628
Rex Energy Corp. *	3,442	5,060
RPC, Inc.	4,657	27,150
Superior Well Services, Inc. *	2,714	15,606
T-3 Energy Services, Inc. *	2,054	22,615
Trico Marine Services, Inc. * (a)	2,312	7,560
Willbros Group, Inc. *	6,275	45,055
World Fuel Services Corp.	4,563	132,373
		745,035
Pharmaceuticals - 3.35%
Acadia Pharmaceuticals, Inc. *	4,566	3,790
Adolor Corp. *	7,976	15,952
Affymax, Inc. *	1,820	23,806
Akorn, Inc. * (a)	9,424	13,194
Alexion Pharmaceuticals, Inc. *	12,123	414,607
Alexza Pharmaceuticals, Inc. *	4,404	7,046
Alkermes, Inc. *	15,125	152,460
Allos Therapeutics, Inc. *	8,489	47,878
American Oriental Bioengineering, Inc. * (a)	9,833	36,284
Amicus Therapeutics, Inc. *	953	7,681
Array BioPharma, Inc. *	7,914	24,692
Auxilium Pharmaceuticals, Inc. *	6,550	179,928
Biodel, Inc. * (a)	2,397	8,917
BioForm Medical, Inc. *	3,578	3,864
BMP Sunstone Corp. *	3,817	11,069
Cadence Pharmaceuticals, Inc. *	3,513	22,413
Caraco Pharmaceutical Labs *	1,867	7,655
Cubist Pharmaceuticals, Inc. *	8,795	124,977
Emergent Biosolutions, Inc. *	2,027	39,141
Enzon Pharmaceuticals, Inc. *	7,298	38,606
Idenix Pharmaceuticals, Inc. *	4,099	15,125
Indevus Pharmaceuticals, Inc. *	12,823	65,526
Inspire Pharmaceuticals, Inc. *	7,053	23,557
Isis Pharmaceuticals, Inc. *	14,328	184,258
K-V Pharmaceutical Company, Class A *	5,400	3,672
Ligand Pharmaceuticals, Inc., Class B *	14,072	38,135
MAP Pharmaceuticals, Inc. *	1,651	3,682
Medicis Pharmaceutical Corp., Class A	8,940	100,843
Molecular Insight Pharmaceuticals, Inc. * (a)	3,270	6,148
Noven Pharmaceuticals, Inc. *	3,982	32,374
NPS Pharmaceuticals, Inc. *	7,626	34,698
Onyx Pharmaceuticals, Inc. *	8,768	262,952
Optimer Pharmaceuticals, Inc. * (a)	4,181	44,778
OSI Pharmaceuticals, Inc. * (a)	8,996	306,764
Par Pharmaceutical Companies, Inc. *	5,511	73,406
PDL BioPharma, Inc. *	18,757	110,104
Pharmasset, Inc. *	2,700	25,785
PharMerica Corp. *	4,796	80,477
POZEN, Inc. *	4,276	25,528
Prestige Brands Holdings, Inc. *	5,398	29,527
Questcor Pharmaceuticals, Inc. *	8,339	40,528
Regeneron Pharmaceuticals, Inc. *	9,827	140,035
Rigel Pharmaceuticals, Inc. *	5,912	30,979
Salix Pharmaceuticals, Ltd. *	7,670	57,141
Savient Pharmaceuticals, Inc. * (a)	8,880	38,362
Sucampo Pharmaceuticals, Inc. *	1,752	8,830
Synta Pharmaceuticals Corp. * (a)	2,948	4,009
Theravance, Inc. *	8,328	116,092
United Therapeutics Corp. *	3,539	237,502
Valeant Pharmaceuticals International *	11,003	191,452
ViroPharma, Inc. *	11,026	45,758
		3,561,987
Plastics - 0.01%
AEP Industries, Inc. *	903	11,784
Pollution Control - 0.03%
Fuel Tech, Inc. * (a)	3,069	28,358
Publishing - 0.36%
American Greetings Corp., Class A	7,173	26,755
Consolidated Graphics, Inc. *	1,592	21,476
Courier Corp.	1,686	22,963
Dolan Media Company *	4,236	25,628
Martha Stewart Living Omnimedia, Inc., Class A * (a)	4,444	9,421
McClatchy Company, Class A (a)	9,775	4,790
Media General, Inc., Class A (a)	4,950	7,623
Multi-Color Corp.	1,732	22,447
Playboy Enterprises, Inc., Class B *	4,321	6,093
PRIMEDIA, Inc.	4,839	8,613
Scholastic Corp.	3,836	42,234
Valassis Communications, Inc. *	8,302	11,208
VistaPrint, Ltd. *	7,019	171,966
		381,217
Railroads & Equipment - 0.29%
Genesee & Wyoming, Inc., Class A *	4,818	100,648
Greenbrier Company, Inc. (a)	2,695	10,133
Wabtec Corp.	7,607	203,563
		314,344
Real Estate - 4.64%
Acadia Realty Trust, REIT	5,309	53,302
Agree Realty Corp., REIT	1,301	15,105
Alexander's, Inc., REIT *	320	44,928
American Campus Communities, Inc., REIT	6,650	113,848
American Capital Agency Corp., REIT (a)	1,660	26,726
Anthracite Capital, Inc., REIT (a)	9,535	7,914
Anworth Mortgage Asset Corp., REIT	12,711	76,647
Ashford Hospitality Trust, Inc., REIT (a)	20,671	20,671
Associated Estates Realty Corp., REIT	2,512	13,866
Avatar Holdings, Inc. *	1,002	16,643
BioMed Realty Trust, Inc., REIT	12,821	109,363
Capital Lease Funding, Inc., REIT	8,142	16,203
Capital Trust, Inc., Class A, REIT	2,866	4,786
Capstead Mortage Corp., REIT	8,608	86,252
Care Investment Trust, Inc., REIT	2,244	11,893
Cedar Shopping Centers, Inc., REIT	6,486	30,744
Chimera Investment Corp.	5,761	17,225
Cogdell Spencer, Inc., REIT	2,164	13,828

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
Colonial Properties Trust, REIT	7,866	$29,969
Consolidated Tomoka Land Company	880	19,888
Corporate Office Properties Trust, REIT	6,595	164,875
Cousins Properties, Inc., REIT (a)	6,969	49,550
DCT Industrial Trust, Inc., REIT	27,653	80,747
DiamondRock Hospitality Company, REIT	15,439	47,706
DuPont Fabros Technology, Inc., REIT	3,184	16,939
EastGroup Properties, Inc., REIT (a)	3,875	95,286
Education Realty Trust, Inc., REIT	5,028	18,352
Entertainment Properties Trust, REIT	5,180	77,234
Equity Lifestyle Properties, Inc., REIT	3,210	106,989
Equity One, Inc., REIT (a)	5,010	56,012
Extra Space Storage, Inc., REIT	12,644	79,278
FelCor Lodging Trust, Inc., REIT	12,095	9,797
First Industrial Realty Trust, Inc., REIT (a)	7,298	16,129
First Potomac Realty Trust, REIT	4,631	33,760
Forestar Real Estate Group, Inc. * (a)	5,974	44,924
Franklin Street Properties Corp., REIT	9,310	98,686
Getty Realty Corp., REIT	2,753	45,810
Glimcher Realty Trust, REIT	6,728	9,352
Gramercy Capital Corp., REIT	5,716	4,344
Grubb & Ellis Company	5,126	2,922
Hatteras Financial Corp., REIT	1,716	40,927
Healthcare Realty Trust, Inc., REIT	9,248	134,003
Hersha Hospitality Trust, REIT	8,300	14,940
Highwoods Properties, Inc., REIT	10,020	189,278
Hilltop Holdings, Inc. *	7,168	78,060
Home Properties, Inc., REIT	4,964	131,745
Inland Real Estate Corp., REIT	8,942	69,748
Investors Real Estate Trust, SBI, REIT	9,049	82,708
Kite Realty Group Trust, REIT	3,759	12,931
LaSalle Hotel Properties, REIT	6,527	34,724
Lexington Corporate Property Trust, REIT	8,829	28,429
LTC Properties, Inc., REIT	3,638	62,064
Maguire Properties, Inc., REIT *	7,448	11,172
Medical Properties Trust, Inc., REIT	10,593	36,970
MFA Mortgage Investments, Inc., REIT	30,982	177,837
Mid-America Apartment Communities, Inc., REIT	4,124	106,605
Mission West Properties, Inc., REIT	3,301	23,338
Monmouth Real Estate Investment Corp.	3,299	17,320
National Health Investments, Inc., REIT	3,444	82,139
National Retail Properties, Inc., REIT	12,272	176,349
Newcastle Investment Corp., REIT	6,805	1,973
NorthStar Realty Finance Corp., REIT (a)	9,359	19,092
OMEGA Healthcare Investors, Inc., REIT	12,853	168,760
One Liberty Properties, Inc., REIT	1,488	4,330
Parkway Properties, Inc., REIT	2,611	30,366
Pennsylvania Real Estate Investment Trust, REIT	6,306	19,233
PICO Holdings, Inc. *	2,617	57,155
Post Properties, Inc., REIT (a)	7,033	67,798
PS Business Parks, Inc., REIT	2,333	80,255
RAIT Financial Trust, REIT	10,396	8,733
Ramco-Gershenson Properties Trust, REIT	2,717	14,020
Realty Income Corp., REIT (a)	15,912	278,937
Redwood Trust, Inc., REIT	5,248	70,848
Resource Capital Corp., REIT	3,664	6,046
Saul Centers, Inc., REIT	1,504	38,758
Senior Housing Properties Trust, REIT	18,056	227,867
Sovran Self Storage, Inc., REIT	3,435	72,753
Strategic Hotel & Resorts, Inc., REIT	9,979	8,183
Stratus Properties, Inc. *	800	4,016
Sun Communities, Inc., REIT	2,850	25,137
Sunstone Hotel Investors, Inc., REIT	9,459	20,715
Tanger Factory Outlet Centers, Inc., REIT (a)	4,936	136,234
Thomas Properties Group, Inc.	4,656	6,937
Universal Health Realty Income Trust, REIT	1,858	57,988
Urstadt Biddle Properties, Inc., REIT	3,296	39,915
U-Store-It Trust, REIT	8,464	21,160
Washington Real Estate Investment Trust, REIT	8,171	140,133
Winthrop Realty Trust, REIT *	1,918	14,212
		4,941,334
Retail - 0.11%
Cracker Barrel Old Country Store, Inc. *	3,461	77,457
Fuqi International, Inc. *	1,560	6,334
hhgregg, Inc. *	2,069	21,228
Rex Stores Corp. *	1,395	9,137
Syms Corp. *	845	4,580
		118,736
Retail Grocery - 0.52%
Arden Group, Inc.	133	13,773
Ingles Markets, Inc.	2,052	27,866
PriceSmart, Inc.	2,346	39,225
Ruddick Corp.	6,549	141,982
Spartan Stores, Inc.	3,427	52,433
The Great Atlantic & Pacific Tea Company, Inc. *	5,901	24,017
United Natural Foods, Inc. *	6,776	100,827
Village Super Market, Inc.	1,014	26,526
Weis Markets, Inc.	1,694	47,009
Winn-Dixie Stores, Inc. *	8,556	82,737
		556,395
Retail Trade - 2.72%
99 Cents Only Stores *	7,346	60,531
Aaron Rents, Inc., Class B	7,105	170,733
Aeropostale, Inc. *	10,519	243,936
Big 5 Sporting Goods Corp.	3,742	19,608
Build A Bear Workshop, Inc. *	2,995	10,842
Cabela's, Inc. *	6,360	53,551
Casey's General Stores, Inc.	7,914	157,568
Cash America International, Inc.	4,590	66,096
Cato Corp., Class A	4,268	62,441
Charlotte Russe Holding, Inc. *	3,401	17,889
Charming Shoppes, Inc. *	19,110	13,377
Chico's FAS, Inc. *	28,209	127,787
Children's Place Retail Stores, Inc. *	3,677	67,216
Christopher & Banks Corp.	5,815	22,620
Citi Trends, Inc. *	2,272	27,718
Coldwater Creek, Inc. *	9,545	16,131
Collective Brands, Inc. *	10,131	104,856

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Retail Trade (continued)
Conn's, Inc. * (a)	1,653	$20,332
CSS Industries, Inc.	1,264	17,721
Dillard's, Inc., Class A (a)	9,523	33,807
DSW, Inc., Class A * (a)	2,159	18,805
FGX International Holdings, Ltd. *	2,235	18,953
Finish Line, Inc.	6,812	28,270
First Cash Financial Services, Inc. *	3,169	43,289
Fossil, Inc. *	7,191	90,750
Fred's, Inc., Class A	6,349	58,474
Gaiam, Inc., Class A * (a)	3,156	9,563
Genesco, Inc. *	3,036	43,415
Haverty Furniture Companies, Inc. (a)	2,930	25,784
Hibbett Sports, Inc. *	4,521	63,384
Hot Topic, Inc. *	6,872	61,023
J. Crew Group, Inc. * (a)	6,712	75,577
Jo-Ann Stores, Inc. *	4,053	48,798
Kenneth Cole Productions, Inc., Class A	1,616	11,312
Lumber Liquidators, Inc. *	1,495	14,322
Marinemax, Inc. *	3,384	4,873
New York & Company, Inc. *	4,217	9,193
Pacific Sunwear of California, Inc. *	11,436	16,125
Pantry, Inc. *	3,517	54,373
PC Connection, Inc. *	1,788	6,491
Regis Corp.	6,894	86,864
Rent-A-Center, Inc. *	10,509	184,118
Retail Ventures, Inc. *	5,537	9,081
School Specialty, Inc. *	3,017	42,449
Shoe Carnival, Inc. *	1,451	9,939
Sonic Automotive, Inc.	4,512	6,452
Stein Mart, Inc. *	3,947	4,736
Susser Holdings Corp. *	1,288	12,919
Systemax, Inc. *	1,791	16,621
Talbots, Inc.	4,683	11,895
The Buckle, Inc.	3,591	85,214
The Dress Barn, Inc. *	7,076	70,194
The Men's Wearhouse, Inc.	8,135	86,882
The Wet Seal, Inc., Class A *	14,762	36,905
Titan Machinery, Inc. *	1,209	11,159
Tractor Supply Company *	5,217	162,979
Tuesday Morning Corp. *	4,790	4,215
Tween Brands, Inc. *	4,072	4,886
Zale Corp. *	5,512	6,890
Zumiez, Inc. *	3,128	24,680
		2,896,612
Sanitary Services - 0.41%
Casella Waste Systems, Inc., Class A *	3,999	8,398
Darling International, Inc. *	13,005	56,312
Flanders Corp. *	2,798	11,472
Insituform Technologies, Inc., Class A *	4,412	53,738
PMFG, Inc. *	2,208	11,548
Waste Connections, Inc. *	12,484	297,618
		439,086
Semiconductors - 2.34%
Actel Corp. *	4,168	37,804
Advanced Analogic Technologies, Inc. *	8,090	25,483
Advanced Energy Industries, Inc. *	5,362	36,247
American Superconductor Corp. * (a)	6,747	90,815
Amkor Technology, Inc. *	17,770	30,387
Applied Micro Circuits Corp. *	11,015	39,764
ATMI, Inc. *	5,178	68,867
AuthenTec, Inc. *	5,142	6,993
Brooks Automation, Inc. *	10,657	45,612
Cabot Microelectronics Corp. *	3,699	76,125
Cavium Networks, Inc. *	4,871	46,323
Cirrus Logic, Inc. *	10,868	38,581
Cymer, Inc. *	4,802	88,693
Diodes, Inc. *	4,824	37,531
DSP Group, Inc. *	4,339	24,081
Emcore Corp. *	9,567	6,586
Emulex Corp. *	13,430	70,642
Entegris, Inc. *	19,589	11,949
Exar Corp. *	6,390	37,381
FormFactor, Inc. *	7,862	113,685
Hittite Microwave Corp. *	3,061	84,422
IXYS Corp. *	4,002	33,737
Kopin Corp. *	11,760	18,698
Kulicke & Soffa Industries, Inc. *	9,651	13,029
Lattice Semiconductor Corp. *	15,645	20,182
Mattson Technology, Inc. *	7,637	4,353
Micrel, Inc.	7,872	52,349
Microsemi Corp. *	12,365	125,010
Microtune, Inc. *	9,431	15,467
MIPS Technologies, Inc., Class A *	6,340	12,680
MKS Instruments, Inc. *	7,998	100,695
Monolithic Power Systems, Inc. *	4,224	54,701
Netlogic Microsystems, Inc. *	2,740	64,965
OmniVision Technologies, Inc. *	8,278	56,208
Pericom Semiconductor Corp. *	3,819	20,508
PLX Technology, Inc. *	5,363	11,477
PMC-Sierra, Inc. *	34,814	177,900
Power Integrations, Inc.	4,839	88,796
Rubicon Technology, Inc. *	2,643	10,519
Rudolph Technologies, Inc. *	5,767	15,629
Semitool, Inc. *	4,214	10,493
Semtech Corp. *	9,747	114,527
Silicon Image, Inc. *	11,895	27,596
Skyworks Solutions, Inc. *	25,920	168,480
Techwell, Inc. *	2,651	14,581
Tessera Technologies, Inc. *	7,712	83,290
Triquint Semiconductor, Inc. *	23,351	54,408
Ultra Clean Holdings, Inc. *	4,152	4,858
Ultratech, Inc. *	3,835	42,108
Veeco Instruments, Inc. *	5,411	23,051
Volterra Semiconductor Corp. *	4,140	33,534
		2,491,800
Software - 3.24%
ACI Worldwide, Inc. *	5,427	96,926
Actuate Corp. *	9,838	35,220
Advent Software, Inc. * (a)	2,647	72,104
Allscripts Healthcare Solution, Inc. *	8,889	77,334
American Reprographics Company *	5,813	22,671

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
American Software, Inc., Class A	3,827	$14,619
ArcSight, Inc. *	1,189	11,105
AsiaInfo Holdings, Inc. *	5,518	67,375
Avid Technology, Inc. *	4,855	48,356
Blackbaud, Inc.	7,060	72,294
Blackboard, Inc. *	4,875	133,770
Bottomline Technologies, Inc. *	3,622	21,189
Callidus Software, Inc. *	5,339	12,440
China Information Security Technology, Inc. * (a)	3,847	9,810
CIBER, Inc. *	8,817	22,836
Commvault Systems, Inc. *	6,823	74,575
Concur Technologies, Inc. *	6,796	142,648
Deltek, Inc. *	2,316	8,430
DemandTec, Inc. *	3,236	23,817
DivX, Inc. *	4,458	20,640
Double-Take Software, Inc. *	2,806	19,417
Ebix, Inc. *	992	20,733
Eclipsys Corp. *	8,574	68,335
Epicor Software Corp. *	9,599	26,973
EPIQ Systems, Inc. *	5,540	93,460
FARO Technologies, Inc. *	2,775	32,995
Guidance Software, Inc. *	1,794	5,651
i2 Technologies, Inc. * (a)	2,582	19,339
Igate Corp.	3,652	10,956
Innerworkings, Inc. *	5,126	10,765
Interactive Intelligence, Inc. *	2,338	20,808
JDA Software Group, Inc. *	4,070	39,479
Lawson Software, Inc. *	18,901	72,580
Magma Design Automation, Inc. *	5,992	6,591
Manhattan Associates, Inc. *	3,860	57,166
ManTech International Corp. *	3,192	166,527
MedAssets, Inc. *	2,934	43,364
MicroStrategy, Inc., Class A *	1,426	52,092
Monotype Imaging Holdings, Inc. *	2,646	6,536
MSC Software Corp. *	7,240	33,449
NetSuite, Inc. * (a)	1,239	11,399
Omnicell, Inc. *	4,959	35,606
Omniture, Inc. *	9,888	112,328
OpenTV Corp., Class A *	11,067	13,059
Opnet Technologies, Inc. *	2,109	19,318
Pegasystems, Inc.	2,287	32,773
Progress Software Corp. *	6,486	103,387
PROS Holdings, Inc. *	2,203	10,156
Quality Systems, Inc. (a)	2,727	105,562
Quest Software, Inc. *	11,310	127,803
Riverbed Technology, Inc. *	8,907	93,256
Smith Micro Software, Inc. *	4,908	20,859
Solera Holdings, Inc. *	8,122	168,856
SPSS, Inc. *	2,792	70,107
Sybase, Inc. *	12,386	336,651
Synchronoss Technologies, Inc. *	3,529	33,667
Take-Two Interactive Software, Inc. *	12,119	75,017
Taleo Corp. *	4,235	38,115
THQ, Inc. *	10,933	27,332
Tradestation Group, Inc. *	5,188	27,704
Ultimate Software Group, Inc. * (a)	3,908	50,609
Unica Corp. *	2,507	11,683
VeriFone Holdings, Inc. *	11,049	47,953
Websense, Inc. *	7,055	78,734
		3,447,309
Steel - 0.14%
China Precision Steel, Inc. *	3,490	3,455
General Steel Holdings, Inc. * (a)	1,926	4,199
Northwest Pipe Company * (a)	1,485	40,466
Olympic Steel, Inc.	1,474	18,248
Worthington Industries, Inc.	10,196	83,607
		149,975
Telecommunications Equipment & Services - 2.81%
ADTRAN, Inc.	8,944	129,151
Airvana, Inc. *	3,933	21,278
Alaska Communications Systems Group, Inc. (a)	6,900	43,401
Applied Signal Technology, Inc.	2,075	39,674
Arris Group, Inc. *	19,561	119,713
Aruba Networks, Inc. *	9,005	24,854
Atheros Communications, Inc. *	9,425	113,854
Cbeyond Communications, Inc. *	3,893	56,098
Centennial Communications Corp., Class A *	10,870	89,460
Comtech Telecommunications Corp. *	3,825	144,547
Consolidated Communications Holdings, Inc.	3,797	36,717
CPI International, Inc. *	1,686	12,426
General Communication, Inc., Class A *	7,347	39,600
GeoEye, Inc. *	2,885	65,201
Global Crossing, Ltd. *	4,466	32,691
Globecomm Systems, Inc. *	3,502	17,510
Harmonic, Inc. *	15,119	82,247
Harris Stratex Networks, Inc., Class A *	4,727	18,577
Hughes Communications, Inc. *	1,191	12,458
iBasis, Inc. *	4,458	2,809
ICO Global Communications Holdings, Ltd. *	13,288	3,322
Infinera Corp. *	14,831	106,783
InterDigital, Inc. *	7,193	211,330
Iowa Telecommunications Services, Inc.	4,953	67,163
J2 Global Communications, Inc. *	6,968	130,511
Loral Space & Communications, Inc. *	2,036	24,249
Mastec, Inc. *	6,849	64,792
Neutral Tandem, Inc. *	2,701	53,885
NTELOS Holdings Corp.	4,760	91,249
Oplink Communications, Inc. *	3,582	26,507
OpNext, Inc. *	4,162	6,951
Orbcomm, Inc. *	6,304	12,986
PAETEC Holding Corp. *	15,947	23,442
Plantronics, Inc.	7,843	67,371
Polycom, Inc. *	13,887	184,697
Premiere Global Services, Inc. *	9,937	83,073
RCN Corp. *	6,325	27,134
SAVVIS, Inc. *	6,204	34,804
Shenandoah Telecommunications Company	3,745	79,207
ShoreTel, Inc. *	7,335	28,606
Sonus Networks, Inc. *	33,919	42,060
Starent Networks Corp. *	4,826	76,299

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Index Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Telecommunications Equipment & Services (continued)
Symmetricom, Inc. *	7,782	$26,303
Tekelec, Inc. *	10,360	127,014
TW Telecom, Inc. *	23,566	189,471
UTStarcom, Inc. *	19,121	19,312
Viasat, Inc. *	4,075	74,573
Virgin Mobile USA, Inc. *	3,669	3,852
Vonage Holdings Corp. *	7,262	2,542
		2,991,754
Telephone - 0.12%
Atlantic Tele-Network, Inc.	1,511	31,504
Cincinnati Bell, Inc. *	38,884	64,547
Fairpoint Communications, Inc.	14,681	28,922
Invitel Holdings A/S, ADR *	988	3,458
		128,431
Tires & Rubber - 0.06%
Cooper Tire & Rubber Company	9,792	44,554
Myers Industries, Inc.	4,618	18,241
		62,795
Tobacco - 0.25%
Alliance One International, Inc. *	14,886	51,505
Schweitzer Mauduit International, Inc.	2,546	38,699
Universal Corp.	3,994	114,788
Vector Group, Ltd.	5,134	63,713
		268,705
Toys, Amusements & Sporting Goods - 0.24%
Jakks Pacific, Inc. *	4,286	54,304
Marvel Entertainment, Inc. *	7,678	198,553
Russ Berrie & Company, Inc. *	2,691	3,202
		256,059
Transportation - 0.70%
Aircastle, Ltd.	7,565	24,813
American Commercial Lines, Inc. *	5,934	19,820
Atlas Air Worldwide Holdings, Inc. *	2,137	30,217
Bristow Group, Inc. *	3,848	77,922
DHT Maritime, Inc. (a)	6,276	33,639
Dynamex, Inc. *	1,502	17,303
Eagle Bulk Shipping, Inc. (a)	7,540	28,350
Genco Shipping & Trading, Ltd. (a)	3,873	47,522
Golar LNG, Ltd.	5,838	25,512
Horizon Lines, Inc. (a)	5,072	17,245
International Shipholding Corp.	944	16,237
Knightsbridge Tankers, Ltd.	2,700	35,559
Marten Transport, Ltd. *	2,368	39,214
Nordic American Tanker Shipping, Ltd. (a)	5,379	137,326
Pacer International, Inc.	5,531	16,206
Patriot Transportation Holding, Inc. *	257	15,628
PHI, Inc. *	2,261	19,716
Saia, Inc. *	2,254	19,565
Ship Finance International, Ltd.	6,659	56,801
TBS International, Ltd. *	1,751	11,329
Teekay Tankers, Ltd.	2,211	25,427
Textainer Group Holdings, Ltd.	1,557	9,202
Ultrapetrol Bahamas, Ltd. *	4,256	8,767
Universal Truckload Services, Inc. *	980	11,848
		745,168
Transport-Marine - 0.06%
General Maritime Corp. * (a)	6,436	59,211
Travel Services - 0.02%
Ambassadors Group, Inc.	3,124	23,586
Trucking & Freight - 0.66%
Arkansas Best Corp.	3,521	61,336
Celadon Group, Inc. *	3,615	20,786
Forward Air Corp.	4,521	75,229
Heartland Express, Inc.	8,621	106,642
Hub Group, Inc., Class A *	5,808	104,312
Knight Transportation, Inc.	8,883	115,124
Old Dominion Freight Lines, Inc. *	4,331	94,372
Wabash National Corp.	5,641	11,564
Werner Enterprises, Inc.	6,564	89,402
YRC Worldwide, Inc. * (a)	9,584	21,085
		699,852
Utility Service - 0.25%
Cal Dive International, Inc. * (a)	7,040	35,552
California Water Service Group	3,082	120,999
Consolidated Water Company, Ltd.	2,517	21,772
ENGlobal Corp. *	4,515	13,184
SJW Corp.	2,133	49,165
Southwest Water Company	4,811	23,045
		263,717
Water Treatment Systems - 0.01%
Energy Recovery, Inc. * (a)	2,467	15,567
TOTAL COMMON STOCKS (Cost $133,425,071)		$91,585,653
PREFERRED STOCKS - 0.02%
Healthcare Products - 0.02%
Inverness Medical Innovations, Inc., Series B, 3.00%	132	18,945
TOTAL PREFERRED STOCKS (Cost $32,178)		$18,945
SHORT TERM INVESTMENTS - 20.32%
Federal Home Loan Bank Discount Notes
zero coupon due 03/16/2009 to 05/18/2009	$8,000,000	$7,995,608
Federal Home Loan Mortgage Corp., Discount Notes
zero coupon due 04/01/2009	800,000	799,828
John Hancock Cash Investment Trust, 0.7604% (c)(i)	9,116,791	9,116,791
Societe Generale North America, Inc.
0.26% due 03/02/2009	3,720,000	3,719,973
TOTAL SHORT TERM INVESTMENTS (Cost $21,632,200)		$21,632,200
Total Investments (Small Cap Index Fund)
(Cost $155,089,449) - 106.36%		$113,236,798
Liabilities in Excess of Other Assets - (6.36)%		(6,772,133)
TOTAL NET ASSETS - 100.00%		$106,464,665

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.89%
Advertising - 0.14%
inVentiv Health, Inc. *	3,073	$31,222
Marchex, Inc., Class B	3,900	15,873
ValueClick, Inc. *	9,558	59,928
		107,023
Aerospace - 2.20%
AAR Corp. *	36,754	485,888
Aerovironment, Inc. * (a)	14,909	465,459
BE Aerospace, Inc. *	16,900	126,074
CPI Aerostructures, Inc. *	42	204
Curtiss-Wright Corp.	15,004	398,956
Ducommun, Inc.	2,056	26,152
Esterline Technologies Corp. *	3,502	88,741
Innovative Solutions & Support, Inc. *	236	1,206
Limco-Piedmont, Inc. *	100	206
LMI Aerospace, Inc. *	716	6,265
SIFCO Industries, Inc. *	400	2,120
Triumph Group, Inc.	2,400	86,688
		1,687,959
Agriculture - 0.05%
Andersons, Inc.	2,861	35,362
Maui Land & Pineapple, Inc. *	100	788
		36,150
Air Travel - 0.71%
Airtran Holdings, Inc. *	17,100	51,129
Allegiant Travel Company * (a)	12,347	423,749
Republic Airways Holdings, Inc. *	387	2,678
SkyWest, Inc.	6,589	67,471
		545,027
Aluminum - 0.02%
Century Aluminum Company *	8,300	18,426
Apparel & Textiles - 1.58%
Brown Shoe, Inc.	5,562	19,856
Carter's, Inc. *	24,794	404,390
dELiA*s, Inc. *	400	660
Delta Apparel, Inc. *	200	850
G-III Apparel Group, Ltd. *	1,378	4,685
Heelys, Inc. *	1,265	2,328
Iconix Brand Group, Inc. *	7,233	58,587
Interface, Inc., Class A	38,203	85,193
K-Swiss, Inc., Class A	1,917	19,093
Lakeland Industries, Inc. *	700	4,865
Liz Claiborne, Inc.	1,000	2,790
Mohawk Industries, Inc. *	2,900	65,511
Movado Group, Inc.	2,000	11,420
Phillips-Van Heusen Corp.	8,000	132,560
RG Barry Corp. *	442	2,718
Rocky Brands, Inc. *	395	1,138
Skechers U.S.A., Inc., Class A *	6,609	42,166
Timberland Company, Class A *	3,796	42,705
Unifi, Inc. *	6,029	3,316
Unifirst Corp.	1,724	41,307
Volcom, Inc. * (a)	33,284	264,941
		1,211,079
Auto Parts - 0.41%
ArvinMeritor, Inc.	9,790	6,168
Exide Technologies *	6,179	20,144
Federal Signal Corp.	3,580	22,626
Miller Industries, Inc. *	984	6,002
Superior Industries International, Inc.	3,050	31,079
Tenneco, Inc. *	5,584	7,594
The Pep Boys - Manny, Moe & Jack	2,900	9,164
Titan International, Inc. (a)	33,639	185,014
TRW Automotive Holdings Corp. *	11,192	28,092
		315,883
Auto Services - 0.44%
AutoNation, Inc. *	25,000	249,500
Hertz Global Holdings, Inc. *	26,841	84,817
Lithia Motors, Inc., Class A	1,948	5,143
		339,460
Automobiles - 0.64%
Americas Car Mart, Inc. *	1,901	20,873
Group 1 Automotive, Inc.	4,600	49,220
Penske Auto Group, Inc.	15,600	88,296
Rush Enterprises, Inc., Class B *	42,582	335,120
		493,509
Banking - 8.12%
1st Source Corp.	744	13,303
Abington Bancorp, Inc.	3,701	26,832
AMCORE Financial, Inc.	3,500	3,850
Ameris Bancorp	1,940	9,642
Anchor BanCorp Wisconsin, Inc.	2,285	1,599
Associated Banc Corp.	7,990	115,535
Atlantic Coast Federal Corp.	901	2,748
BancFirst Corp.	10,717	373,916
Bancorp, Inc. *	1,038	2,979
BancTrust Financial Group, Inc.	2,812	17,153
Bank Granite Corp.	857	1,714
Bank Mutual Corp.	3,112	26,296
Bank of Florida Corp. *	2,087	5,656
Bank of the Ozarks, Inc.	36,060	748,245
BankAtlantic Bancorp, Inc.	1,165	1,328
BankFinancial Corp.	2,880	24,941
Banner Corp.	2,606	7,297
Berkshire Hill Bancorp, Inc.	525	11,056
Boston Private Financial Holdings, Inc.	7,834	27,184
Cadence Financial Corp.	768	2,726
Capitol Bancorp, Ltd.	1,108	4,831
Cardinal Financial Corp.	1,774	10,112
Cascade Financial Corp.	800	1,912
Cathay General Bancorp, Inc.	5,610	54,529
Center Bancorp, Inc.	100	779
Center Financial Corp.	2,517	7,425
Central Pacific Financial Corp.	5,755	22,847
Citizens Banking Corp. *	9,052	6,789
Citizens First Bancorp, Inc.	85	85
CoBiz, Inc.	3,084	14,556
Colonial Bancgroup, Inc.	21,933	9,870
Columbia Banking System, Inc.	11,743	91,713
Comerica, Inc.	8,100	121,581

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banking (continued)
Commerce Bancshares, Inc.	15,215	$528,417
Community Trust Bancorp, Inc.	23,098	598,469
Crescent Financial Corp. *	510	1,734
East West Bancorp, Inc.	6,842	48,647
Encore Bancshares, Inc. *	600	3,600
Enterprise Financial Services Corp.	1,339	12,292
ESSA Bancorp, Inc.	1,984	23,828
F.N.B. Corp.	10,120	63,554
Fidelity Southern Corp.	729	1,283
First BanCorp (PR)	8,900	37,024
First Bancorp	119	1,228
First Busey Corp.	4,715	33,005
First Defiance Financial Corp.	1,060	5,491
First Financial Bankshares, Inc. (a)	9,548	410,755
First Financial Holdings, Inc.	600	3,384
First Horizon National Corp.	17,090	156,715
First Midwest Bancorp, Inc.	7,100	53,392
First Regional Bancorp *	900	639
First Security Group, Inc.	1,566	5,481
Flushing Financial Corp.	3,433	21,079
FNB Corp. of North Carolina	1,184	2,842
Frontier Financial Corp.	2,370	3,673
Great Southern Bancorp, Inc.	62	719
Greene County Bancshares, Inc.	1,600	11,440
Heritage Commerce Corp.	1,454	7,125
Home Federal Bancorp, Inc.	2,232	16,450
Horizon Financial Corp.	538	1,275
Huntington Bancshares, Inc.	1,700	2,482
IBERIABANK Corp.	1,900	82,080
Independent Bank Corp. (MI)	1,032	1,290
Independent Bank Corp.	1,864	27,326
International Bancshares Corp.	8,700	87,087
Intervest Bancshares Corp.	150	355
K-Fed Bancorp	79	565
Lakeland Bancorp, Inc.	641	4,243
Legacy Bancorp, Inc.	1,289	11,292
Macatawa Bank Corp.	400	700
MainSource Financial Group, Inc.	3,164	17,687
MB Financial, Inc.	24,215	314,311
MBT Financial Corp.	1,037	1,815
Mercantile Bank Corp.	431	1,681
Nara Bancorp, Inc.	3,478	9,286
National Penn Bancshares, Inc.	9,400	69,654
NewBridge Bancorp *	500	655
North Valley Bancorp	215	662
Northeast Community Bancorp, Inc.	50	355
Northfield Bancorp, Inc.	370	3,685
Old Second Bancorp, Inc.	1,654	10,073
Pacific Capital Bancorp	5,073	36,728
Pacific Mercantile Bancorp *	2,200	7,612
Peoples Bancorp, Inc.	1,619	14,927
Pinnacle Financial Partners, Inc. *	846	16,785
Preferred Bank/Los Angeles	642	3,448
Provident Bankshares Corp.	5,062	30,119
Renasant Corp.	2,889	31,115
Sandy Spring Bancorp, Inc.	2,320	24,917
Seacoast Banking Corp. of Florida	3,000	11,610
Southern Community Financial Corp.	1,700	5,457
Southwest Bancorp, Inc.	2,089	20,472
State Bancorp, Inc.	240	1,200
StellarOne Corp.	1,459	18,194
Sterling Bancshares, Inc.	7,724	42,096
Sterling Financial Corp.	4,224	5,787
Sun Bancorp, Inc., New Jersey *	704	3,091
Superior Bancorp *	117	281
Susquehanna Bancshares, Inc.	9,848	86,367
SVB Financial Group *	4,800	78,480
Texas Capital Bancshares, Inc. *	37,503	365,279
The South Financial Group, Inc.	8,407	10,593
TIB Financial Corp.	1,346	5,720
Tierone Corp.	921	1,676
UCBH Holdings, Inc.	18,883	30,213
Umpqua Holdings Corp.	8,278	70,363
United Community Banks, Inc.	300	1,038
United Financial Bancorp, Inc.	677	8,713
United Western Bancorp, Inc. *	828	3,999
Virginia Commerce Bancorp, Inc. *	2,739	10,929
Washington Banking Company	100	679
Washington Federal, Inc.	8,700	99,093
Webster Financial Corp.	4,659	18,077
WesBanco, Inc.	1,021	18,102
West Coast Bancorp	200	262
Western Alliance Bancorp *	4,832	24,498
Westfield Financial, Inc.	1,715	16,155
Whitney Holding Corp.	38,509	425,524
Wilshire Bancorp, Inc.	939	4,470
Wintrust Financial Corp.	3,069	38,240
Yadkin Valley Financial Corp.	1,614	7,360
Zions Bancorp	16,900	158,353
		6,229,876
Biotechnology - 0.97%
Bio-Rad Laboratories, Inc., Class A *	8,252	459,636
Harvard Bioscience, Inc. *	2,431	6,248
Intermune, Inc. * (a)	18,277	275,069
		740,953
Broadcasting - 0.76%
Fisher Communications, Inc. *	1,611	15,836
Journal Communications, Inc.	2,480	2,331
Liberty Media Corp. - Capital, Series A *	9,389	48,260
Sinclair Broadcast Group, Inc., Class A	4,066	4,554
World Wrestling Entertainment, Inc., Class A	52,562	509,851
		580,832
Building Materials & Construction - 0.49%
Apogee Enterprises, Inc.	3,181	30,124
BlueLinx Holdings, Inc. *	527	833
Drew Industries, Inc. *	3,100	19,251
Dycom Industries, Inc. *	3,796	17,537
Griffon Corp. *	7,421	53,951
Interline Brands, Inc. *	4,363	34,642
LSI Industries, Inc.	1,192	4,196
NCI Building Systems, Inc. *	3,037	15,367

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Building Materials & Construction (continued)
Owens Corning, Inc. *	10,891	$90,940
Perini Corp. *	2,700	41,364
Texas Industries, Inc.	4,000	64,400
		372,605
Building&Construct-Misc - 0.07%
MYR Group, Inc. *	3,750	50,325
Business Services - 3.68%
ABM Industries, Inc.	38,269	468,030
Acacia Research - Acacia Technologies *	380	1,170
Acxiom Corp.	7,634	63,210
AMERCO, Inc. *	2,360	67,260
Ariba, Inc. *	89,703	784,901
Barrett Business Services, Inc.	100	853
CDI Corp.	1,820	13,814
Compass Diversified Trust	2,927	25,787
Compucredit Corp. *	6,308	13,247
Convergys Corp. *	15,251	98,369
Core-Mark Holding Company, Inc. *	1,700	29,087
CRA International, Inc. *	1,039	22,702
Electro Rent Corp.	1,632	12,485
Ennis Business Forms, Inc.	3,495	28,589
Euronet Worldwide, Inc. *	36,606	358,373
Fair Isaac Corp.	7,100	77,745
Harte-Hanks, Inc.	6,157	34,541
Heidrick & Struggles International, Inc.	1,409	22,600
ICT Group, Inc. *	1,800	6,480
infoGROUP, Inc. *	2,670	7,903
Kelly Services, Inc., Class A	3,614	27,466
Kenexa Corp. *	1,977	9,094
Kforce, Inc. *	5,893	37,774
Korn/Ferry International *	4,549	42,033
LECG Corp. *	3,950	10,704
Macrovision Solutions Corp. *	10,145	159,581
McGrath Rentcorp	1,467	22,915
On Assignment, Inc. *	5,371	12,676
OraSure Technologies, Inc. *	2,323	5,947
Parexel International Corp. *	5,810	53,278
PC Mall, Inc. *	1,632	5,320
PHH Corp. *	6,561	63,117
Resource America, Inc.	500	1,810
ScanSource, Inc. *	3,044	48,308
Schawk, Inc., Class A	1,975	15,286
SonicWALL, Inc. *	7,879	34,825
SRA International, Inc., Class A *	3,212	43,619
StarTek, Inc. *	2,037	6,417
The Hackett Group, Inc. *	1,472	3,768
TrueBlue, Inc. *	3,593	25,259
Versar, Inc. *	353	847
Viad Corp.	2,017	28,440
Volt Information Sciences, Inc. *	3,368	26,270
		2,821,900
Cable & Television - 0.00%
Outdoor Channel Holdings, Inc. *	671	2,724
Casino Hotels - 0.00%
Gaming Partners International Corp. *	100	627
Cellular Communications - 0.22%
Brightpoint, Inc. *	5,421	21,250
Novatel Wireless, Inc. *	5,100	27,846
Syniverse Holdings, Inc. *	7,667	116,002
Tessco Technologies, Inc. *	300	2,100
		167,198
Chemicals - 1.68%
American Pacific Corp. *	624	3,120
Arch Chemicals, Inc.	1,859	33,425
Cabot Corp.	7,889	82,677
Cambrex Corp. *	3,548	7,664
Cytec Industries, Inc.	8,000	123,200
FMC Corp.	10,727	433,692
H.B. Fuller Company	4,503	51,334
ICO, Inc. *	3,571	5,749
LSB Industries, Inc. *	1,527	13,224
Minerals Technologies, Inc.	2,100	62,832
OM Group, Inc. *	3,354	51,987
Penford Corp.	1,910	9,321
Quaker Chemical Corp.	975	5,489
Rockwood Holdings, Inc. *	9,739	57,363
Spartech Corp.	1,700	4,216
Westlake Chemical Corp.	7,575	94,612
Zep, Inc.	27,044	213,918
Zoltek Companies, Inc. *	5,800	33,176
		1,286,999
Coal - 0.05%
International Coal Group, Inc. *	25,671	41,844
Commercial Services - 1.06%
Cenveo, Inc. *	7,464	21,272
Collectors Universe, Inc.	1,297	4,643
Great Lakes Dredge & Dock Company	5,900	14,278
Live Nation, Inc. *	9,824	34,482
Perceptron, Inc. *	246	694
Perficient, Inc. *	1,626	5,724
Team, Inc. *	27,377	359,186
Waste Services, Inc. *	2,700	11,745
Wright Express Corp. *	24,734	362,106
		814,130
Computer Services - 0.03%
Dynamics Research Corp. *	1,800	14,184
INX, Inc. *	314	1,369
TechTeam Global, Inc. *	1,203	5,113
		20,666
Computers & Business Equipment - 3.66%
3Com Corp. *	26,693	58,991
Avocent Corp. *	6,367	76,277
Benchmark Electronics, Inc. *	12,967	126,688
Blue Coat Systems, Inc. *	5,505	60,445
CACI International, Inc., Class A * (a)	17,233	737,055
Datalink Corp. *	1,469	4,084
Digi International, Inc. *	2,751	19,697
Electronics for Imaging, Inc. *	6,331	56,346

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Computers & Business Equipment (continued)
Gerber Scientific, Inc. *	2,831	$6,596
Hurco Companies, Inc. *	200	2,322
Ingram Micro, Inc., Class A *	21,411	233,166
Internap Network Services Corp. *	1,244	3,794
Ixia *	3,172	15,796
L-1 Identity Solutions, Inc. *	10,594	48,732
NETGEAR, Inc. *	4,397	48,587
PAR Technology Corp. *	1,000	4,550
Parametric Technology Corp. *	38,350	312,169
Phoenix Technology, Ltd. *	3,077	7,200
Plexus Corp. *	3,982	51,169
RadiSys Corp. *	2,616	15,958
Rimage Corp. *	520	6,651
SanDisk Corp. *	30,500	271,755
Sigma Designs, Inc. *	3,900	53,508
Standard Microsystems Corp. *	4,425	68,897
Synaptics, Inc. * (a)	19,923	413,402
Tech Data Corp. *	5,999	103,723
Virage Logic Corp. *	37	106
		2,807,664
Construction & Mining Equipment - 0.35%
Gulf Islands Fabrication, Inc.	1,369	12,129
Kaman Corp., Class A	2,408	28,222
Layne Christensen Company *	2,184	35,534
Rowan Companies, Inc.	16,000	193,760
		269,645
Construction Materials - 0.39%
Ameron International Corp.	1,300	63,531
Applied Industrial Technologies, Inc.	2,867	46,216
Columbus McKinnon Corp. *	2,831	24,828
Standex International Corp.	1,850	20,035
Universal Forest Products, Inc.	2,234	48,679
USG Corp. *	16,800	96,936
		300,225
Containers & Glass - 0.10%
Bway Holding Company *	2,549	15,957
Mobile Mini, Inc. *	3,498	34,105
TAL International Group, Inc.	4,002	29,855
		79,917
Correctional Facilities - 0.02%
Cornell Corrections, Inc. *	921	14,036
Cosmetics & Toiletries - 0.75%
Alberto-Culver Company	22,744	503,552
Elizabeth Arden, Inc. *	4,000	22,160
Helen of Troy, Ltd. *	4,300	43,172
Intermediate Parfums, Inc.	1,403	7,661
Parlux Fragrances, Inc. *	900	765
		577,310
Crude Petroleum & Natural Gas - 1.82%
Bill Barrett Corp. *	2,756	53,301
Cimarex Energy Company	12,600	247,590
Geokinetics, Inc. *	768	1,997
Georesources, Inc. *	659	4,066
Gulfport Energy Corp. *	2,996	6,681
Newfield Exploration Company *	17,400	336,342
Parallel Petroleum Corp. *	41,931	50,736
Patterson-UTI Energy, Inc.	23,500	201,865
Penn Virginia Corp.	18,434	255,311
Petroquest Energy, Inc. *	7,291	23,623
Toreador Resources Corp. *	408	1,000
Venoco, Inc. *	28,575	87,439
Western Refining, Inc.	10,856	123,216
		1,393,167
Domestic Oil - 0.70%
Atlas America, Inc.	4,264	42,896
Comstock Resources, Inc. *	11,904	362,239
Natural Gas Services Group, Inc. *	1,696	12,720
Oil States International, Inc. *	8,316	110,769
Union Drilling, Inc. *	2,995	10,273
		538,897
Drugs & Health Care - 2.44%
I-Flow Corp. *	2,770	8,781
Invacare Corp.	48,864	783,778
Mannatech, Inc.	838	2,925
Medical Action, Inc. *	301	2,011
Molina Healthcare, Inc. *	2,290	42,892
Nutraceutical International Corp. *	656	5,084
Osteotech, Inc. *	400	1,216
Quidel Corp. *	46,133	509,308
Res-Care, Inc. *	2,570	31,431
Vivus, Inc. *	120,188	484,358
		1,871,784
Educational Services - 0.78%
Capella Education Company * (a)	10,798	598,857
Electrical Equipment - 0.90%
A.O. Smith Corp.	2,449	62,523
Baldor Electric Company	7,800	95,238
C & D Technologies, Inc. *	2,160	2,635
Cohu, Inc.	1,443	12,222
Coleman Cable, Inc. *	300	768
Encore Wire Corp.	3,400	61,200
General Cable Corp. *	21,403	330,248
Littelfuse, Inc. *	2,466	28,162
Magnetek, Inc. *	133	218
Methode Electronics, Inc.	4,959	17,605
Wesco International, Inc. *	4,994	82,900
		693,719
Electrical Utilities - 1.09%
Avista Corp.	20,824	297,991
Dynegy, Inc., Class A *	21,200	27,560
EnerNOC, Inc. * (a)	13,147	145,669
Mirant Corp. *	13,400	163,882
Pike Electric Corp. *	4,144	33,857
Reliant Energy, Inc. *	48,700	168,502
		837,461

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronics - 2.62%
Arrow Electronics, Inc. *	13,883	$230,874
Avnet, Inc. *	15,200	262,504
AVX Corp.	6,785	58,080
Bel Fuse, Inc., Class B	1,462	13,699
Belden, Inc.	28,924	308,619
Checkpoint Systems, Inc. *	4,998	38,884
Cynosure, Inc. *	1,700	9,316
DDi Corp. *	2,965	9,547
Enersys *	8,100	86,832
Harman International Industries, Inc.	7,505	79,703
Imation Corp.	4,497	36,156
Integrated Electrical Services, Inc. *	427	3,284
IntriCon Corp. *	80	320
Jabil Circuit, Inc.	14,549	60,233
Keithley Instruments, Inc.	605	1,724
LoJack Corp. *	677	2,485
Measurement Specialties, Inc. *	1,381	5,055
Mercury Computer Systems, Inc. *	800	4,936
Multi-Fineline Electronix, Inc. *	1,877	26,785
OSI Systems, Inc. *	25,488	402,710
Spectrum Control, Inc. *	1,317	7,428
SRS Labs, Inc. *	400	1,960
Stoneridge, Inc. *	3,838	6,985
Sycamore Networks, Inc. *	35,335	89,044
Technitrol, Inc.	2,635	3,399
TTM Technologies, Inc. *	42,795	197,285
Vicon Industries, Inc. *	102	506
Vishay Intertechnology, Inc. *	21,032	53,632
Zoran Corp. *	1,712	8,902
		2,010,887
Energy - 0.55%
Alon USA Energy, Inc.	4,863	53,250
Clean Energy Fuels Corp. *	5,932	33,753
Comverge, Inc. *	455	1,943
Energen Corp.	10,737	287,752
Evergreen Solar, Inc. *	21,098	25,739
Headwaters, Inc. *	6,604	13,076
PowerSecure International, Inc. *	2,273	9,024
		424,537
Engineering/R&D Services - 0.00%
National Technical Systems, Inc. *	500	1,660
Financial Services - 3.24%
Advanta Corp., Class B	1,072	515
Affiliated Managers Group, Inc. *	7,662	275,679
American Bancorp of New Jersey *	800	6,840
AmeriCredit Corp. *	15,277	58,816
Asset Acceptance Capital Corp. *	2,753	9,222
Asta Funding, Inc.	1,322	2,155
Capital Southwest Corp.	397	26,067
CIT Group, Inc.	43,300	106,085
Delphi Financial Group, Inc.	4,800	52,032
Dollar Financial Corp. *	2,057	12,507
Encore Capital Group, Inc. *	3,459	13,732
FCStone Group, Inc. *	2,478	4,064
Federal Agricultural Mortgage Corp., Class C	1,387	4,952
Financial Federal Corp.	3,640	69,160
First Financial Northwest, Inc.	3,114	22,950
Fulton Financial Corp.	14,960	93,051
GAMCO Investors, Inc. (a)	13,463	390,427
GATX Corp.	7,584	138,560
GFI Group, Inc.	7,507	16,816
Hampden Bancorp, Inc.	542	4,401
Harris & Harris Group, Inc. *	4,595	14,428
Investment Technology Group, Inc. *	5,191	101,069
Janus Capital Group, Inc.	20,799	91,724
JER Investors Trust, Inc.	10,424	24,289
KBW, Inc. *	33,188	471,601
Legg Mason, Inc.	1,100	14,113
MarketAxess Holdings, Inc. *	950	7,495
Medallion Financial Corp.	1,250	6,375
National Financial Partners Corp.	6,530	16,260
Nelnet, Inc., Class A *	4,314	22,001
NewStar Financial, Inc. *	3,579	4,903
Ocwen Financial Corp. *	6,390	58,341
Penson Worldwide, Inc. *	3,093	14,846
Student Loan Corp.	1,358	51,224
Synovus Financial Corp.	51,541	179,363
Taylor Capital Group, Inc.	968	3,862
Thomas Weisel Partners Group, Inc. *	2,909	8,552
World Acceptance Corp. *	6,117	89,675
		2,488,152
Food & Beverages - 1.88%
B&G Foods, Inc.	5,561	21,132
Chiquita Brands International, Inc. *	3,923	19,301
Del Monte Foods Company	27,377	195,746
Farmer Brothers Company	200	3,438
Flowers Foods, Inc.	18,650	416,081
Hain Celestial Group, Inc. *	4,908	69,105
Imperial Sugar Company	1,700	10,812
Morton's Restaurant Group, Inc. *	139	299
Smart Balance, Inc. *	3,354	19,654
Smithfield Foods, Inc. *	19,535	153,350
Tasty Baking Company	200	920
TreeHouse Foods, Inc. * (a)	19,986	533,426
		1,443,264
Food-Meat Products - 0.01%
HQ Sustainable Maritime Industries, Inc. *	1,244	7,775
Funeral Services - 0.12%
Service Corp. International	27,375	92,528
Furniture & Fixtures - 0.12%
American Woodmark Corp.	1,222	17,682
Ethan Allen Interiors, Inc.	4,200	40,068
Hooker Furniture Corp.	1,045	7,211
Kimball International, Inc., Class B	1,813	10,878
Stanley Furniture Company, Inc.	1,600	12,800
		88,639
Gas & Pipeline Utilities - 0.66%
UGI Corp.	20,979	503,286

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Healthcare Products - 2.16%
AngioDynamics, Inc. *	3,424	$40,643
Aspect Medical Systems, Inc. *	723	2,523
Cardiac Science Corp. *	54,401	198,020
Cutera, Inc. *	2,220	14,141
Haemonetics Corp. *	10,570	564,227
Health Tronics, Inc. *	200	290
Home Diagnostics, Inc. *	812	5,375
Integramed America, Inc. *	200	1,404
Inverness Medical Innovations, Inc. *	7,254	162,997
LCA-Vision, Inc.	2,530	6,958
Medtox Scientific, Inc. *	223	1,554
Owens & Minor, Inc.	13,225	445,815
RTI Biologics, Inc. *	1,803	5,085
SonoSite, Inc. *	1,282	23,640
Spectranetics Corp. *	1,887	4,246
Symmetry Medical, Inc. *	3,526	18,864
The Cooper Companies, Inc.	7,100	156,129
Young Innovations, Inc.	200	3,200
		1,655,111
Healthcare Services - 1.79%
Air Methods Corp. *	1,657	27,655
American Dental Partners, Inc. *	1,856	12,268
AMN Healthcare Services, Inc. *	6,015	39,158
Assisted Living Concepts, Inc. *	6,902	20,430
Brookdale Senior Living, Inc.	7,591	27,707
Capital Senior Living Corp. *	1,174	3,405
Eastern Insurance Holdings, Inc.	300	2,040
Emeritus Corp. *	4,684	31,477
Enzo Biochem, Inc. *	1,536	5,637
Gentiva Health Services, Inc. *	23,449	406,371
Health Net, Inc. *	13,712	180,998
Healthways, Inc. *	3,968	36,149
Hill-Rom Holdings, Inc.	2,800	27,496
Nighthawk Radiology Holdings, Inc. *	1,914	5,091
NovaMed, Inc. *	2,737	7,116
Palomar Medical Technologies, Inc. *	1,572	11,476
Skilled Healthcare Group, Inc. *	62,760	531,577
		1,376,051
Homebuilders - 0.44%
Cavco Industries, Inc. *	248	5,481
Centex Corp.	8,400	52,164
Lennar Corp., Class A	19,600	130,928
M/I Homes, Inc.	1,600	10,320
Meritage Homes Corp. *	6,100	60,512
Palm Harbor Homes, Inc. *	2,047	5,199
Ryland Group, Inc.	5,000	70,650
		335,254
Hotels & Restaurants - 2.68%
Ameristar Casinos, Inc.	8,400	82,656
BJ's Restaurants, Inc. *	3,322	41,293
Boyd Gaming Corp.	12,173	51,735
Brinker International, Inc.	40,076	440,836
DineEquity, Inc. (a)	21,095	155,048
Luby's Cafeterias, Inc. *	3,897	16,017
Marcus Corp.	2,204	18,249
McCormick & Schmick's Seafood Restaurants, Inc. *	130	299
Papa John's International, Inc. *	26,934	596,588
Red Robin Gourmet Burgers, Inc. *	2,300	32,683
Rubio's Restaurants, Inc. *	740	2,316
Sonic Corp. *	49,052	441,468
The Cheesecake Factory, Inc. *	7,200	58,608
The Steak & Shake Company *	3,848	23,588
Wyndham Worldwide Corp.	24,966	92,125
		2,053,509
Household Appliances - 0.02%
Lifetime Brands, Inc.	120	170
Whirlpool Corp.	700	15,561
		15,731
Household Products - 0.21%
Blyth, Inc.	347	7,082
Central Garden & Pet Company *	4,200	30,828
Jarden Corp. *	12,298	124,825
		162,735
Industrial Machinery - 3.57%
Alamo Group, Inc.	856	9,921
Albany International Corp., Class A	3,813	32,792
Altra Holdings, Inc. *	12,639	67,998
Briggs & Stratton Corp.	6,205	75,577
Cascade Corp.	1,391	22,812
Chart Industries, Inc. *	23,104	148,328
Circor International, Inc.	2,500	55,575
Cognex Corp.	3,447	37,917
Crane Company	3,791	57,168
Dionex Corp. *	9,187	429,860
EnPro Industries, Inc. *	2,500	41,125
Gencor Industries, Inc. *	1,204	7,694
H&E Equipment Services, Inc. *	6,836	35,137
Intevac, Inc. *	1,591	6,221
Kadant, Inc. *	9,675	87,655
Lufkin Industries, Inc.	10,186	334,610
Manitowoc Company, Inc.	19,800	81,180
NACCO Industries, Inc., Class A	1,100	22,880
NATCO Group, Inc. *	19,328	343,845
Presstek, Inc. *	4,777	7,834
Quixote Corp.	83	278
Robbins & Myers, Inc.	5,100	82,263
Rofin-Sinar Technologies, Inc. *	14,868	217,816
Sauer-Danfoss, Inc.	3,807	22,271
Tennant Company	2,700	26,622
Twin Disc, Inc.	623	3,022
Valmont Industries, Inc.	9,734	424,013
Watts Water Technologies, Inc., Class A	3,496	59,327
		2,741,741
Insurance - 5.47%
21st Century Holding Company *	533	1,908
American Financial Group, Inc.	2,400	37,344
American Safety Insurance Holdings, Ltd. *	900	9,243
Argo Group International Holdings, Ltd. *	4,762	134,907

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Arthur J. Gallagher & Company	24,382	$386,942
Assured Guaranty, Ltd.	49,543	218,980
Ceva, Inc. *	1,788	10,496
CNA Surety Corp. *	1,879	27,339
Conseco, Inc. *	28,790	34,836
Endurance Specialty Holdings, Ltd.	4,900	109,613
First Acceptance Corp. *	1,070	2,707
First American Corp.	900	20,853
First Mercury Financial Corp. *	900	10,719
Flagstone Reinsurance Holdings, Ltd.	9,176	68,361
FPIC Insurance Group, Inc. *	16,415	608,997
Hallmark Financial Services, Inc. *	1,800	12,330
Hanover Insurance Group, Inc.	8,443	296,940
IPC Holdings, Ltd.	1,900	48,279
Max Re Capital, Ltd.	700	11,550
MBIA, Inc. *	42,426	116,247
Meadowbrook Insurance Group, Inc.	82,249	473,754
Mercer Insurance Group, Inc.	100	1,365
Old Republic International Corp.	31,554	286,510
OneBeacon Insurance Group, Ltd.	3,729	41,541
Protective Life Corp.	10,742	40,605
Radian Group, Inc.	12,209	23,319
Reinsurance Group of America, Inc.	1,849	50,293
Safety Insurance Group, Inc.	1,203	37,618
SeaBright Insurance Holdings, Inc. *	499	4,850
Stancorp Financial Group, Inc.	1,000	17,990
Stewart Information Services Corp.	3,400	49,606
Tower Group, Inc.	19,599	399,624
Transatlantic Holdings, Inc.	6,244	187,757
United America Indemnity, Ltd. *	2,207	18,804
Unitrin, Inc.	7,270	78,371
Universal American Financial Corp. *	7,427	49,835
Universal Insurance Holdings, Inc.	2,287	8,050
White Mountains Insurance Group, Ltd.	970	192,070
Zenith National Insurance Corp.	3,048	67,026
		4,197,579
International Oil - 0.05%
ATP Oil & Gas Corp. *	6,100	21,289
Parker Drilling Company *	10,244	16,390
		37,679
Internet Content - 0.14%
Alloy, Inc. *	1,300	5,434
HealthStream, Inc. *	200	366
InfoSpace, Inc. *	4,327	22,890
The Knot, Inc. *	3,490	21,603
TheStreet.com, Inc.	28,260	55,672
		105,965
Internet Incubators - 0.01%
ModusLink Global Solutions, Inc. *	4,424	8,406
Internet Retail - 0.60%
1-800-Flowers.com, Inc., Class A *	2,314	3,078
IAC/InterActiveCorp *	11,000	164,230
Internet Brands, Inc. *	2,400	11,496
Intersections, Inc. *	2,600	12,272
Liberty Media Holding Corp.-Interactive A *	74,802	242,358
Orbitz Worldwide, Inc. *	5,400	13,284
Shutterfly, Inc. *	465	3,734
SumTotal Systems, Inc. *	4,400	7,436
		457,888
Internet Service Provider - 0.10%
ePlus, Inc. *	1,220	13,298
Online Resources Corp. *	1,000	2,960
United Online, Inc.	9,838	45,845
Web.com Group, Inc. *	4,251	12,753
		74,856
Internet Software - 1.51%
Cybersource Corp. *	47,021	579,299
DealerTrack Holdings, Inc. *	14,940	157,766
eResearch Technology, Inc. *	46,044	223,314
Interwoven, Inc. *	2,988	48,017
RealNetworks, Inc. *	15,401	35,422
TIBCO Software, Inc. *	23,524	113,621
		1,157,439
Leisure Time - 0.91%
Arctic Cat, Inc.	2,137	7,394
Brunswick Corp.	12,601	38,937
Callaway Golf Company	8,575	58,053
Churchill Downs, Inc.	840	25,217
Cinemark Holdings, Inc.	10,451	80,368
Dover Downs Gaming & Entertainment, Inc.	226	603
Gaylord Entertainment Company *	6,900	45,264
Isle of Capri Casinos, Inc. *	2,600	7,488
Lakes Gaming, Inc. *	2,700	6,642
LIFE TIME FITNESS, Inc. *	6,700	57,352
Multimedia Games, Inc. *	3,007	5,653
Pinnacle Entertainment, Inc. *	9,129	68,559
RC2 Corp. *	2,476	11,613
Rick's Cabaret International, Inc. *	1,792	5,430
Royal Caribbean Cruises, Ltd.	24,418	146,508
Speedway Motorsports, Inc.	3,177	37,711
Steinway Musical Instruments, Inc. *	1,091	10,059
Vail Resorts, Inc. *	3,849	72,669
West Marine, Inc. *	3,294	16,239
		701,759
Life Sciences - 0.05%
Celera Corp. *	4,364	28,060
Symyx Technologies, Inc. *	3,579	13,314
		41,374
Liquor - 0.06%
Central European Distribution Corp. *	6,941	46,296
Manufacturing - 2.30%
American Railcar Industries, Inc.	1,734	13,074
AptarGroup, Inc.	16,264	456,368
ATC Technology Corp. *	2,124	22,111
Barnes Group, Inc.	5,658	52,733
Ceradyne, Inc. *	3,800	65,208
Coherent, Inc. *	1,300	19,890
GenTek, Inc. *	520	7,270
Insteel Industries, Inc.	827	5,210

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Manufacturing (continued)
Koppers Holdings, Inc.	17,569	$234,722
Park-Ohio Holdings Corp. *	1,442	5,148
Portec Rail Products, Inc.	404	2,222
Smith & Wesson Holding Corp. *	3,793	14,527
Snap-on, Inc.	15,085	355,855
Spartan Motors, Inc.	183,668	418,763
Synalloy Corp.	80	415
Trinity Industries, Inc.	12,100	89,298
		1,762,814
Medical-Hospitals - 0.16%
Anika Therapeutics, Inc *	1,400	4,788
EV3, Inc. *	8,041	47,361
LifePoint Hospitals, Inc. *	1,842	38,719
MedCath Corp. *	2,300	18,446
NxStage Medical, Inc. *	1,732	5,421
Vital Images, Inc. *	1,000	9,790
		124,525
Metal & Metal Products - 1.79%
A. M. Castle & Company	3,800	27,702
Ampco-Pittsburgh Corp.	836	9,154
Brush Engineered Materials, Inc. *	4,000	49,600
Gibraltar Industries, Inc.	1,901	12,471
Haynes International, Inc. *	2,000	27,000
Horsehead Holding Corp. *	13,808	52,608
Kaiser Aluminum Corp.	3,400	74,936
Ladish Company, Inc. *	2,200	15,070
Mueller Industries, Inc.	5,105	92,247
Mueller Water Products, Inc.	20,625	44,344
RBC Bearings, Inc. *	27,380	408,510
Reliance Steel & Aluminum Company	10,200	242,658
RTI International Metals, Inc. *	3,900	42,276
Timken Company	14,600	177,828
Universal Stainless & Alloy Products, Inc. *	87	887
USEC, Inc. *	19,028	95,711
		1,373,002
Mining - 0.77%
Compass Minerals International, Inc.	10,061	525,386
Hecla Mining Company *	24,800	37,696
Stillwater Mining Company *	8,582	27,119
		590,201
Mobile Homes - 0.12%
Skyline Corp.	798	12,736
Thor Industries, Inc.	5,667	60,694
Winnebago Industries, Inc.	4,300	17,415
		90,845
Office Furnishings & Supplies - 0.29%
Acco Brands Corp. *	5,497	5,222
Office Depot, Inc. *	46,300	48,615
OfficeMax, Inc.	12,633	48,258
Steelcase, Inc. Class A	15,596	62,852
United Stationers, Inc. *	2,736	59,453
		224,400
Oil & Gas Drilling - 0.00%
CREDO Petroleum Corp. *	212	1,490
TGC Industries, Inc. *	248	484
		1,974
Paper - 0.42%
MeadWestvaco Corp.	24,200	226,028
Neenah Paper, Inc.	1,386	7,276
Temple-Inland, Inc.	18,000	85,500
		318,804
Petroleum Services - 2.61%
Bolt Technology Corp. *	959	6,166
Bronco Drilling Company, Inc. *	2,601	10,560
Complete Production Services, Inc. *	39,551	120,631
Delek US Holdings, Inc.	4,500	30,600
Dril-Quip, Inc. *	5,700	119,814
Exterran Holdings, Inc. *	8,519	154,194
Flotek Industries, Inc. *	7,794	15,588
GulfMark Offshore, Inc. *	2,400	50,136
Hercules Offshore, Inc. *	14,900	21,456
Key Energy Services, Inc. *	18,999	50,727
Newpark Resources, Inc. *	13,256	39,370
Oceaneering International, Inc. *	14,723	467,750
Petroleum Development Corp. *	2,500	30,250
Pride International, Inc. *	21,906	377,660
SEACOR Holdings, Inc. *	3,000	179,730
Tesoro Corp.	21,000	309,960
TETRA Technologies, Inc. *	4,949	14,154
		1,998,746
Pharmaceuticals - 0.81%
Biodel, Inc. *	1,308	4,866
BioScrip, Inc. *	1,900	2,831
Hi-Tech Pharmacal Company, Inc. *	676	3,454
King Pharmaceuticals, Inc. *	24,800	182,032
Lannett Company, Inc. *	350	1,890
Medicis Pharmaceutical Corp., Class A	6,800	76,704
Par Pharmaceutical Companies, Inc. *	4,120	54,879
Prestige Brands Holdings, Inc. *	9,900	54,153
ViroPharma, Inc. *	58,469	242,646
		623,455
Photography - 0.17%
Eastman Kodak Company	40,700	129,833
Pollution Control - 0.00%
CECO Environmental Corp. *	41	96
Publishing - 0.38%
Consolidated Graphics, Inc. *	1,900	25,631
Courier Corp.	449	6,115
Dolan Media Company *	3,854	23,317
Gannett Company, Inc.	32,127	104,092
Meredith Corp.	3,972	51,040
Playboy Enterprises, Inc., Class B *	79	111
The New York Times Company, Class A	19,448	80,320
		290,626
Railroads & Equipment - 0.02%
Greenbrier Company, Inc.	1,647	6,193

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Railroads & Equipment (continued)
PAM Transportation Services, Inc. *	1,563	$6,174
		12,367
Real Estate - 1.70%
Alexandria Real Estate Equities, Inc., REIT	7,538	301,219
Avatar Holdings, Inc. *	1,050	17,441
Forest City Enterprises, Inc., Class A	6,938	34,759
Hilltop Holdings, Inc. *	7,179	78,179
Jones Lang LaSalle, Inc.	2,549	50,776
LaSalle Hotel Properties, REIT	17,220	91,610
PICO Holdings, Inc. *	808	17,647
Senior Housing Properties Trust, REIT	19,731	249,005
Universal Health Realty Income Trust, REIT	14,820	462,532
		1,303,168
Retail - 0.00%
Lazare Kaplan International, Inc. *	200	328
Sport Supply Group, Inc.	400	2,344
		2,672
Retail Grocery - 0.88%
Ingles Markets, Inc.	1,470	19,963
Ruddick Corp. (a)	23,543	510,412
The Great Atlantic & Pacific Tea Company, Inc. *	9,537	38,815
Weis Markets, Inc.	1,821	50,533
Winn-Dixie Stores, Inc. *	5,751	55,612
		675,335
Retail Trade - 5.38%
AnnTaylor Stores Corp. *	9,700	63,826
Barnes & Noble, Inc.	9,129	163,774
Big 5 Sporting Goods Corp.	1,705	8,934
Books-A-Million, Inc.	577	1,471
Build A Bear Workshop, Inc. *	4,500	16,290
Cabela's, Inc. *	11,758	99,002
Cash America International, Inc.	4,200	60,480
Charming Shoppes, Inc. *	17,550	12,285
Chico's FAS, Inc. *	29,800	134,994
Children's Place Retail Stores, Inc. *	4,300	78,604
Christopher & Banks Corp.	4,627	17,999
Citi Trends, Inc. *	43,688	532,994
Coldwater Creek, Inc. *	4,794	8,102
Collective Brands, Inc. *	55,697	576,464
Conn's, Inc. *	635	7,810
Destination Maternity Corp. *	500	3,615
Dillard's, Inc., Class A	11,494	40,804
DSW, Inc., Class A *	2,000	17,420
FGX International Holdings, Ltd. *	33,324	282,587
Finish Line, Inc.	7,198	29,872
Foot Locker, Inc.	23,500	195,285
Fred's, Inc., Class A	4,402	40,542
Gander Mountain Company *	100	184
Genesco, Inc. *	3,300	47,190
J. Crew Group, Inc. * (a)	40,349	454,330
Jo-Ann Stores, Inc. *	2,944	35,446
Kenneth Cole Productions, Inc., Class A	1,100	7,700
Marinemax, Inc. *	1,738	2,503
Pantry, Inc. *	35,450	548,057
PC Connection, Inc. *	400	1,452
Regis Corp.	5,967	75,184
Retail Ventures, Inc. *	6,784	11,126
Saks, Inc. *	20,886	50,753
Shoe Carnival, Inc. *	2,044	14,001
Susser Holdings Corp. *	215	2,156
Systemax, Inc. *	2,345	21,762
Talbots, Inc.	2,794	7,097
The Dress Barn, Inc. *	8,493	84,251
The Men's Wearhouse, Inc.	7,600	81,168
Titan Machinery, Inc. *	9,981	92,125
Tween Brands, Inc. *	3,180	3,816
United Rentals, Inc. *	10,100	40,905
Williams-Sonoma, Inc.	17,900	156,267
		4,130,627
Retail-Drug Store - 0.02%
Allion Healthcare, Inc. *	3,600	14,580
Sanitary Services - 0.56%
Waste Connections, Inc. *	17,899	426,712
Semiconductors - 4.56%
Advanced Analogic Technologies, Inc. *	1,517	4,779
Advanced Energy Industries, Inc. *	3,427	23,167
Amtech Systems, Inc. *	380	1,129
ATMI, Inc. *	33,690	448,077
BTU International, Inc. *	482	1,427
Cymer, Inc. *	3,369	62,225
Cypress Semiconductor Corp. *	17,656	98,167
Diodes, Inc. *	7,000	54,460
DSP Group, Inc. *	3,610	20,035
Emulex Corp. *	7,777	40,907
Fairchild Semiconductor International, Inc. *	10,580	37,030
FormFactor, Inc. *	4,534	65,562
GSI Technology, Inc. *	2,400	5,304
Hifn, Inc. *	200	782
Integrated Device Technology, Inc. *	18,664	83,615
International Rectifier Corp. *	10,774	135,214
Intersil Corp., Class A	17,400	175,914
IXYS Corp. *	2,393	20,173
Kopin Corp. *	520	827
Micron Technology, Inc. *	94,101	303,005
Microtune, Inc. *	3,347	5,489
MKS Instruments, Inc. *	34,409	433,209
Pericom Semiconductor Corp. *	3,948	21,201
Power Integrations, Inc.	24,066	441,611
Richardson Electronics, Ltd.	2,462	7,386
Semitool, Inc. *	554	1,379
Semtech Corp. *	55,415	651,126
Silicon Image, Inc. *	7,962	18,472
Skyworks Solutions, Inc. *	18,903	122,869
Teradyne, Inc. *	26,597	109,846
Tessera Technologies, Inc. *	4,016	43,373
Triquint Semiconductor, Inc. *	19,443	45,302
Veeco Instruments, Inc. *	3,778	16,094
		3,499,156

The accompanying notes are an integral part of the financial statements.

PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software - 2.17%
American Software, Inc., Class A	717	$2,739
Avid Technology, Inc. *	4,324	43,067
Blackbaud, Inc.	34,417	352,430
Bsquare Corp. *	100	151
Concurrent Computer Corp. *	1,082	3,127
DivX, Inc. *	4,700	21,761
FARO Technologies, Inc. *	1,707	20,296
JDA Software Group, Inc. *	3,674	35,638
MSC Software Corp. *	2,149	9,928
Omnicell, Inc. *	49,246	353,586
Omniture, Inc. *	6,692	76,021
Open Text Corp. *	21,407	676,675
Smith Micro Software, Inc. *	1,870	7,948
Soapstone Networks, Inc. *	2,069	6,807
Taleo Corp. *	2,442	21,978
THQ, Inc. *	11,400	28,500
Wayside Technology Group, Inc.	64	456
		1,661,108
Steel - 0.86%
AK Steel Holding Corp.	17,000	105,060
Carpenter Technology Corp.	6,013	82,378
Northwest Pipe Company * (a)	14,972	407,987
Olympic Steel, Inc.	1,800	22,284
Worthington Industries, Inc.	4,900	40,180
		657,889
Telecommunications Equipment & Services - 3.09%
Alaska Communications Systems Group, Inc. (a)	68,070	428,160
Arris Group, Inc. *	83,886	513,382
Ciena Corp. *	15,300	82,161
CommScope, Inc. *	10,700	95,551
Communications Systems, Inc. *	1,188	8,958
Comtech Telecommunications Corp. *	16,376	618,849
CPI International, Inc. *	2,407	17,740
DataPath, Inc. * (h)	51,625	516
General Communication, Inc., Class A *	3,237	17,447
GeoEye, Inc. *	1,530	34,578
Globecomm Systems, Inc. *	2,354	11,770
Harris Stratex Networks, Inc., Class A *	2,700	10,611
Hughes Communications, Inc. *	1,196	12,510
JDS Uniphase Corp. *	36,400	100,464
KVH Industries, Inc. *	369	1,970
Loral Space & Communications, Inc. *	2,982	35,516
NTELOS Holdings Corp.	15,351	294,279
Occam Networks, Inc. *	150	405
Oplink Communications, Inc. *	3,160	23,384
Performance Technologies, Inc. *	1,302	3,945
Plantronics, Inc.	5,418	46,541
Tollgrade Communications, Inc. *	1,621	9,078
		2,367,815
Telephone - 0.58%
CenturyTel, Inc.	2,800	73,724
Cincinnati Bell, Inc. *	202,984	336,953
Fairpoint Communications, Inc.	15,978	31,477
		442,154
Tires & Rubber - 0.27%
Cooper Tire & Rubber Company	8,000	36,400
Goodyear Tire & Rubber Company *	34,000	150,960
Myers Industries, Inc.	4,925	19,454
		206,814
Tobacco - 0.18%
Alliance One International, Inc. *	2,736	9,467
Schweitzer Mauduit International, Inc.	1,655	25,156
Universal Corp.	3,700	106,338
		140,961
Toys, Amusements & Sporting Goods - 0.00%
Russ Berrie & Company, Inc. *	1,967	2,341
Transportation - 1.56%
Aircastle, Ltd.	10,000	32,800
Alexander & Baldwin, Inc.	4,808	90,342
Atlas Air Worldwide Holdings, Inc. *	2,177	30,783
Bristow Group, Inc. *	4,442	89,951
Dynamex, Inc. *	1,174	13,525
Eagle Bulk Shipping, Inc.	7,900	29,704
Genco Shipping & Trading, Ltd.	5,300	65,031
Horizon Lines, Inc.	4,317	14,678
Marten Transport, Ltd. *	40,559	671,657
Overseas Shipholding Group, Inc.	4,418	113,631
Pacer International, Inc.	3,866	11,327
PHI, Inc. *	2,100	18,312
USA Truck, Inc. *	1,103	14,824
		1,196,565
Trucking & Freight - 1.76%
Arkansas Best Corp.	3,700	64,454
Celadon Group, Inc. *	2,129	12,242
ID Systems, Inc. *	651	2,181
Landstar Systems, Inc.	16,279	515,230
Old Dominion Freight Lines, Inc. *	20,805	453,341
Oshkosh Corp.	12,600	78,876
Ryder Systems, Inc.	8,700	198,882
Wabash National Corp.	1,950	3,997
YRC Worldwide, Inc. *	8,600	18,920
		1,348,123
Utility Service - 0.06%
Cal Dive International, Inc. *	8,836	44,622
Water Treatment Systems - 0.13%
Cascal N.V.	32,769	103,222
TOTAL COMMON STOCKS (Cost $108,817,631)		$75,863,530
SHORT TERM INVESTMENTS - 6.34%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$4,863,631	$4,863,631
TOTAL SHORT TERM INVESTMENTS (Cost $4,863,631)		$4,863,631

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.09%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$1,606,007 on 03/02/2009,
collateralized by $1,580,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at $1,641,225
including interest)	$1,606,000	$1,606,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,606,000)		$1,606,000
Total Investments (Small Cap Opportunities Fund)
(Cost $115,287,262) - 107.32%		$82,333,161
Liabilities in Excess of Other Assets - (7.32)%		(5,613,925)
TOTAL NET ASSETS - 100.00%		$76,719,236

Small Cap Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.95%
Apparel & Textiles - 3.55%
Stage Stores, Inc.	23,000	$165,140
Unifirst Corp.	6,000	143,760
		308,900
Auto Parts - 0.68%
LKQ Corp. *	4,400	59,400
Auto Services - 0.31%
Copart, Inc. *	1,000	27,020
Banking - 4.59%
First Midwest Bancorp, Inc.	7,000	52,640
International Bancshares Corp.	5,700	57,057
MB Financial, Inc.	5,700	73,986
NewAlliance Bancshares, Inc.	5,600	63,952
Webster Financial Corp.	16,700	64,796
WestAmerica Bancorp	2,200	87,714
		400,145
Biotechnology - 1.91%
Charles River Laboratories International, Inc. *	6,700	166,160
Building Materials & Construction - 0.84%
Sterling Construction Company, Inc. *	4,900	73,206
Business Services - 4.56%
Arbitron, Inc.	11,300	146,222
Bowne & Company, Inc.	14,168	22,385
MAXIMUS, Inc.	6,200	228,470
		397,077
Chemicals - 1.38%
Zep, Inc.	15,200	120,232
Computers & Business Equipment - 3.54%
Diebold, Inc.	7,200	159,264
Electronics for Imaging, Inc. *	11,600	103,240
Xyratex, Ltd. *	20,200	46,056
		308,560
Construction Materials - 0.61%
Simpson Manufacturing Company, Inc.	3,400	52,904
Cosmetics & Toiletries - 1.37%
Helen of Troy, Ltd. *	11,900	119,476
Crude Petroleum & Natural Gas - 2.17%
Penn Virginia Corp.	7,100	98,335
Whiting Petroleum Corp. *	3,900	90,870
		189,205
Electrical Utilities - 3.30%
Unisource Energy Corp.	6,400	160,896
Westar Energy, Inc.	7,500	126,750
		287,646
Electronics - 4.27%
Belden, Inc.	15,800	168,586
Nam Tai Electronics, Inc.	12,700	41,275
Zebra Technologies Corp., Class A *	9,200	161,644
		371,505
Energy - 0.69%
New Jersey Resources Corp.	1,700	59,619
Financial Services - 6.12%
Ares Capital Corp.	18,300	65,880
Credit Acceptance Corp. *	6,100	116,083
Delphi Financial Group, Inc.	12,900	139,836
Financial Federal Corp.	4,500	85,500
GATX Corp.	6,900	126,063
		533,362
Food & Beverages - 2.73%
Lance, Inc.	10,900	237,729
Forest Products - 1.22%
Deltic Timber Corp.	3,400	106,420
Gas & Pipeline Utilities - 2.63%
Atmos Energy Corp.	4,800	104,784
WGL Holdings, Inc.	4,100	124,476
		229,260
Healthcare Products - 3.53%
Herbalife, Ltd.	8,500	115,940
ICU Medical, Inc. *	4,200	132,426
Orthofix International NV *	3,700	58,793
		307,159
Healthcare Services - 3.98%
AmSurg Corp. *	7,300	114,026
Centene Corp. *	8,500	144,330
CorVel Corp. *	4,700	88,642
		346,998
Hotels & Restaurants - 4.33%
CEC Entertainment, Inc. *	4,600	107,410
Choice Hotels International, Inc.	6,000	148,560

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Cap Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels & Restaurants (continued)
Sonic Corp. *	13,500	$121,500
		377,470
Household Products - 0.56%
Tempur-Pedic International, Inc.	8,000	49,120
Industrial Machinery - 1.30%
Albany International Corp., Class A	13,200	113,520
Insurance - 5.68%
Assured Guaranty, Ltd.	12,400	54,808
IPC Holdings, Ltd.	4,400	111,804
Platinum Underwriters Holdings, Ltd.	6,400	179,456
Reinsurance Group of America, Inc.	500	13,610
Universal American Financial Corp. *	20,100	134,871
		494,549
Manufacturing - 7.70%
Acuity Brands, Inc.	4,200	96,264
AptarGroup, Inc.	5,100	143,106
Carlisle Companies, Inc.	16,000	317,120
ESCO Technologies, Inc. *	3,500	113,785
		670,275
Metal & Metal Products - 3.59%
Matthews International Corp., Class A	4,100	142,434
Mueller Industries, Inc.	9,400	169,858
		312,292
Mining - 0.60%
Compass Minerals International, Inc.	1,000	52,220
Office Furnishings & Supplies - 1.89%
Acco Brands Corp. *	24,400	23,180
United Stationers, Inc. *	6,500	141,245
		164,425
Petroleum Services - 0.89%
SEACOR Holdings, Inc. *	1,300	77,883
Publishing - 0.28%
Valassis Communications, Inc. *	17,700	23,895
Railroads & Equipment - 1.08%
Genesee & Wyoming, Inc., Class A *	4,500	94,005
Real Estate - 5.30%
Acadia Realty Trust, REIT	8,100	81,324
American Campus Communities, Inc., REIT	5,200	89,024
Mack-Cali Realty Corp., REIT	2,900	49,532
PS Business Parks, Inc., REIT	1,900	65,360
Realty Income Corp., REIT	8,800	154,264
U-Store-It Trust, REIT	8,800	22,000
		461,504
Retail Trade - 5.83%
Casey's General Stores, Inc.	6,300	125,433
Cato Corp., Class A	16,000	234,080
Hibbett Sports, Inc. *	10,600	148,612
		508,125
Software - 1.50%
Websense, Inc. *	11,700	130,572
Transportation - 0.94%
Kirby Corp. *	3,700	81,548
Trucking & Freight - 0.50%
Vitran Corp., Inc. *	12,200	43,920
TOTAL COMMON STOCKS (Cost $10,215,085)		$8,357,306
REPURCHASE AGREEMENTS - 4.29%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$374,002 on 03/02/2009,
collateralized by $360,000 Federal
Home Loan Bank, 4.375% due
09/17/2010 (valued at $383,472
including interest)	$374,000	$374,000
TOTAL REPURCHASE AGREEMENTS (Cost $374,000)		$374,000
Total Investments (Small Cap Value Fund)
(Cost $10,589,085) - 100.24%		$8,731,306
Liabilities in Excess of Other Assets - (0.24)%		(20,823)
TOTAL NET ASSETS - 100.00%		$8,710,483

Small Company Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.63%
Advertising - 0.49%
inVentiv Health, Inc. *	50,641	$514,513
Aerospace - 1.62%
TransDigm Group, Inc. *	48,403	1,710,562
Apparel & Textiles - 1.17%
Interface, Inc., Class A	91,761	204,627
Warnaco Group, Inc. *	47,599	1,030,518
		1,235,145
Banking - 2.87%
City National Corp.	21,962	704,541
Greenhill & Company, Inc. (a)	26,396	1,705,181
SVB Financial Group *	38,368	627,317
		3,037,039
Biotechnology - 4.86%
Acorda Therapeutics, Inc. *	43,791	963,402
AMAG Pharmaceuticals, Inc. * (a)	24,621	665,998
Human Genome Sciences, Inc. * (a)	94,664	178,915
Martek Biosciences Corp. * (a)	42,169	789,825
Myriad Genetics, Inc. *	23,529	1,855,262
Techne Corp.	14,087	688,150
		5,141,552
Business Services - 7.11%
CoStar Group, Inc. *	44,743	1,140,946
Global Payments, Inc.	27,870	855,052
Informatica Corp. *	89,760	1,157,904

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Business Services (continued)
Parexel International Corp. *	59,648	$546,972
SRA International, Inc., Class A * (a)	57,944	786,880
Syntel, Inc. (a)	42,883	872,240
Tetra Tech, Inc. *	96,143	2,153,603
		7,513,597
Chemicals - 0.83%
Calgon Carbon Corp. *	60,151	881,212
Commercial Services - 1.56%
Chemed Corp.	34,517	1,374,122
Live Nation, Inc. *	77,972	273,681
		1,647,803
Computers & Business Equipment - 2.00%
Cogent, Inc. *	122,807	1,277,193
Tech Data Corp. *	48,629	840,795
		2,117,988
Construction & Mining Equipment - 0.35%
Bucyrus International, Inc., Class A	30,124	374,140
Containers & Glass - 0.87%
Greif, Inc., Class A	30,045	923,884
Crude Petroleum & Natural Gas - 3.51%
Arena Resources, Inc. *	53,344	1,142,629
Bill Barrett Corp. *	51,095	988,177
Carrizo Oil & Gas, Inc. * (a)	45,010	478,906
Goodrich Petroleum Corp. * (a)	33,713	668,866
Whiting Petroleum Corp. *	18,379	428,231
		3,706,809
Drugs & Health Care - 1.57%
Meridian Bioscience, Inc.	55,974	1,122,839
Perrigo Company	26,449	531,360
		1,654,199
Educational Services - 2.04%
DeVry, Inc.	24,113	1,252,670
Strayer Education, Inc. (a)	5,301	899,845
		2,152,515
Electrical Equipment - 2.77%
General Cable Corp. *	41,044	633,309
Varian, Inc. *	40,840	924,209
Watsco, Inc.	25,697	882,178
Wesco International, Inc. *	29,451	488,887
		2,928,583
Electrical Utilities - 2.46%
ITC Holdings Corp.	30,797	1,137,333
Pike Electric Corp. *	106,383	869,149
Quanta Services, Inc. *	33,712	593,331
		2,599,813
Financial Services - 3.69%
Affiliated Managers Group, Inc. *	19,200	690,816
Bankrate, Inc. * (a)	34,211	762,905
Federated Investors, Inc., Class B	48,212	909,278
optionsXpress Holdings, Inc.	53,862	531,618
Stifel Financial Corp. *	30,635	1,009,117
		3,903,734
Food & Beverages - 1.76%
Ralcorp Holdings, Inc. *	30,781	1,865,329
Healthcare Products - 5.18%
Gen-Probe, Inc. *	24,372	988,772
Insulet Corp. * (a)	61,287	375,077
Medicines Company *	72,778	892,986
Nuvasive, Inc. * (a)	41,281	1,170,316
PSS World Medical, Inc. *	45,292	653,564
Wright Medical Group, Inc. *	53,313	778,903
Zoll Medical Corp. *	44,643	613,841
		5,473,459
Healthcare Services - 0.80%
Mednax, Inc. *	28,690	849,224
Hotels & Restaurants - 5.91%
Brinker International, Inc.	74,441	818,851
Buffalo Wild Wings, Inc. * (a)	43,226	1,334,387
Choice Hotels International, Inc.	38,365	949,917
Darden Restaurants, Inc.	31,596	857,516
Jack in the Box, Inc. *	67,110	1,304,618
P.F. Chang's China Bistro, Inc. * (a)	49,972	984,448
		6,249,737
Household Products - 1.25%
Church & Dwight, Inc.	26,939	1,317,856
Industrial Machinery - 2.12%
FMC Technologies, Inc. *	28,991	767,972
Lindsay Corp. (a)	20,537	498,022
Regal-Beloit Corp.	33,810	969,671
		2,235,665
Industrials - 0.45%
EnergySolutions, Inc.	74,219	478,713
Insurance - 1.92%
Brown & Brown, Inc.	43,486	733,609
ProAssurance Corp. *	27,117	1,295,921
		2,029,530
Leisure Time - 0.47%
National Cinemedia, Inc.	45,170	496,870
Manufacturing - 1.34%
Barnes Group, Inc.	54,579	508,676
Coherent, Inc. *	30,881	472,479
Hexcel Corp. *	69,985	434,607
		1,415,762
Medical-Hospitals - 2.40%
Cepheid, Inc. *	57,163	381,849
LifePoint Hospitals, Inc. * (a)	51,022	1,072,482
VCA Antech, Inc. * (a)	52,177	1,084,760
		2,539,091
Metal & Metal Products - 0.34%
Dynamic Materials Corp.	38,766	361,299

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Growth Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Petroleum Services - 0.92%
Dril-Quip, Inc. *	40,893	$859,571
ION Geophysical Corp. *	105,396	112,774
		972,345
Pharmaceuticals - 2.51%
BioMarin Pharmaceutical, Inc. * (a)	66,552	798,624
OSI Pharmaceuticals, Inc. *	22,716	774,616
United Therapeutics Corp. *	16,167	1,084,967
		2,658,207
Pollution Control - 0.62%
Fuel Tech, Inc. * (a)	71,322	659,015
Railroads & Equipment - 0.92%
Wabtec Corp.	36,193	968,525
Real Estate - 0.58%
BioMed Realty Trust, Inc., REIT	72,276	616,514
Retail Trade - 3.50%
AnnTaylor Stores Corp. *	60,573	398,570
Big Lots, Inc. *	48,844	757,571
Hot Topic, Inc. *	146,540	1,301,275
Tractor Supply Company *	20,892	652,666
Zumiez, Inc. *	75,326	594,322
		3,704,404
Semiconductors - 6.05%
Advanced Energy Industries, Inc. *	98,105	663,190
Hittite Microwave Corp. *	38,540	1,062,933
Microsemi Corp. *	58,934	595,823
Monolithic Power Systems, Inc. *	71,658	927,971
Power Integrations, Inc.	50,810	932,363
Silicon Laboratories, Inc. *	52,621	1,152,400
Varian Semiconductor Equipment Associates, Inc. * (a)	58,030	1,059,048
		6,393,728
Software - 8.14%
ANSYS, Inc. *	43,686	881,147
Aspen Technology, Inc. *	122,677	809,668
Blackboard, Inc. *	43,521	1,194,216
Eclipsys Corp. *	89,249	711,315
Lawson Software, Inc. *	150,068	576,261
Manhattan Associates, Inc. *	57,793	855,914
Omniture, Inc. *	84,580	960,829
Quality Systems, Inc. (a)	48,698	1,885,100
Websense, Inc. *	65,439	730,299
		8,604,749
Steel - 0.41%
Carpenter Technology Corp.	31,280	428,536
Telecommunications Equipment & Services - 5.93%
Harmonic, Inc. *	158,086	859,988
NeuStar, Inc., Class A * (a)	58,771	910,363
NICE Systems, Ltd., ADR *	52,164	1,100,660
Polycom, Inc. *	69,118	919,269
SBA Communications Corp. *	53,984	1,121,788
Starent Networks Corp. * (a)	85,786	1,356,277
		6,268,345
Toys, Amusements & Sporting Goods - 1.33%
Marvel Entertainment, Inc. *	54,230	1,402,388
Trucking & Freight - 3.01%
Forward Air Corp. (a)	56,140	934,170
Hub Group, Inc., Class A *	53,395	958,974
Knight Transportation, Inc.	99,506	1,289,598
		3,182,742
TOTAL COMMON STOCKS (Cost $151,051,180)		$103,215,121
SHORT TERM INVESTMENTS - 18.28%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$19,330,686	$19,330,686
TOTAL SHORT TERM INVESTMENTS (Cost $19,330,686)		$19,330,686
REPURCHASE AGREEMENTS - 2.35%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$2,483,010 on 03/02/2009,
collateralized by $2,440,000
Federal National Mortgage
Association, 5.625% due
09/18/2017 (valued at $2,534,550
including interest)	$2,483,000	$2,483,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,483,000)		$2,483,000
Total Investments (Small Company Growth Fund)
(Cost $172,864,866) - 118.26%		$125,028,807
Liabilities in Excess of Other Assets - (18.26)%		(19,302,009)
TOTAL NET ASSETS - 100.00%		$105,726,798

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.11%
Aerospace - 1.44%
Kratos Defense & Security Solutions, Inc. *	542,800	$439,668
Woodward Governor Company	238,500	4,106,970
		4,546,638
Air Travel - 1.00%
Alaska Air Group, Inc. *	144,200	3,159,422
Apparel & Textiles - 0.77%
Culp, Inc. *	89,400	184,164
G & K Services, Inc., Class A	126,500	2,258,025
		2,442,189
Auto Parts - 0.02%
Accuride Corp. *	193,000	52,110
Auto Services - 0.03%
Dollar Thrifty Automotive Group, Inc. *	145,600	106,288

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banking - 4.39%
East West Bancorp, Inc. (a)	266,538	$1,895,085
Glacier Bancorp, Inc. (a)	210,200	3,234,978
Home Bancshares, Inc. (a)	143,900	2,633,370
Signature Bank *	81,500	2,038,315
SVB Financial Group * (a)	157,900	2,581,665
Wintrust Financial Corp.	120,900	1,506,414
		13,889,827
Biotechnology - 1.53%
Exelixis, Inc. * (a)	239,500	1,034,640
Myriad Genetics, Inc. *	48,100	3,792,685
		4,827,325
Broadcasting - 0.05%
Saga Communications, Inc. *	42,525	148,838
Building Materials & Construction - 2.31%
Beacon Roofing Supply, Inc. * (a)	436,500	4,788,405
Drew Industries, Inc. *	193,500	1,201,635
Sterling Construction Company, Inc. *	88,600	1,323,684
		7,313,724
Business Services - 7.47%
Compass Diversified Trust	170,200	1,499,462
Electro Rent Corp.	242,700	1,856,655
FTI Consulting, Inc. * (a)	140,700	5,141,178
McGrath Rentcorp	210,300	3,284,886
MPS Group, Inc. *	471,000	2,340,870
Navigant Consulting Company *	265,000	3,437,050
StarTek, Inc. *	201,612	635,078
SYNNEX Corp. * (a)	134,000	1,985,880
Wind River Systems, Inc. *	454,100	3,428,455
		23,609,514
Chemicals - 3.24%
Airgas, Inc.	136,300	4,196,677
American Vanguard Corp. (a)	196,500	2,713,665
Arch Chemicals, Inc.	142,800	2,567,544
Innospec, Inc.	186,900	755,076
		10,232,962
Colleges & Universities - 1.22%
Corinthian Colleges, Inc. * (a)	195,200	3,845,440
Commercial Services - 0.69%
Pool Corp. (a)	164,000	2,176,280
Computers & Business Equipment - 1.44%
Ixia *	286,100	1,424,778
Palm, Inc. * (a)	382,000	2,765,680
Xyratex, Ltd. *	158,400	361,152
		4,551,610
Construction & Mining Equipment - 1.54%
Astec Industries, Inc. *	64,200	1,426,524
Carbo Ceramics, Inc. (a)	64,600	2,245,496
Kaman Corp., Class A	103,100	1,208,332
		4,880,352
Construction Materials - 2.17%
Ameron International Corp.	63,900	3,122,793
Comfort Systems USA, Inc.	155,900	1,484,168
Universal Forest Products, Inc.	103,800	2,261,802
		6,868,763
Crude Petroleum & Natural Gas - 2.20%
Forest Oil Corp. *	107,500	1,524,350
Penn Virginia Corp.	220,400	3,052,540
Whiting Petroleum Corp. *	101,700	2,369,610
		6,946,500
Domestic Oil - 0.43%
Mariner Energy, Inc. *	120,900	1,118,325
Union Drilling, Inc. *	66,419	227,817
		1,346,142
Drugs & Health Care - 2.06%
Landauer, Inc.	52,800	2,640,528
West Pharmaceutical Services, Inc.	126,400	3,880,480
		6,521,008
Electrical Equipment - 0.54%
C & D Technologies, Inc. * (a)	168,400	205,448
Littelfuse, Inc. *	109,400	1,249,348
Methode Electronics, Inc.	74,200	263,410
		1,718,206
Electrical Utilities - 3.16%
Black Hills Corp.	133,000	2,368,730
Cleco Corp.	181,700	3,728,484
El Paso Electric Company *	175,700	2,482,641
Empire District Electric Company	103,100	1,423,811
		10,003,666
Electronics - 1.42%
Analogic Corp.	50,400	1,423,800
Belden, Inc.	151,800	1,619,706
Franklin Electric, Inc. (a)	39,500	869,000
Newport Corp. *	144,600	581,292
		4,493,798
Energy - 0.04%
GeoMet, Inc. *	127,400	129,948
Financial Services - 2.58%
Ares Capital Corp.	365,100	1,314,360
Hercules Technology Growth Capital, Inc.	248,900	1,077,737
JMP Group, Inc. (a)	142,900	778,805
Kohlberg Capital Corp.	265,467	520,315
Piper Jaffray Companies, Inc. *	57,800	1,271,022
Stifel Financial Corp. * (a)	96,500	3,178,710
		8,140,949
Food & Beverages - 0.92%
Nash Finch Company (a)	83,600	2,912,624
Forest Products - 0.87%
Deltic Timber Corp.	87,900	2,751,270
Furniture & Fixtures - 0.32%
Stanley Furniture Company, Inc.	124,900	999,200
Gas & Pipeline Utilities - 1.31%
Southwest Gas Corp.	121,100	2,360,239

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas & Pipeline Utilities (continued)
Vectren Corp.	84,900	$1,771,014
		4,131,253
Healthcare Products - 2.65%
AngioDynamics, Inc. *	110,900	1,316,383
Owens & Minor, Inc.	209,700	7,068,987
		8,385,370
Healthcare Services - 1.41%
National Healthcare Corp.	90,812	3,768,698
Triple-S Management Corp. * (a)	60,700	698,657
		4,467,355
Homebuilders - 0.81%
M/I Homes, Inc.	113,400	731,430
Meritage Homes Corp. * (a)	184,100	1,826,272
		2,557,702
Hotels & Restaurants - 0.60%
Orient Express Hotels, Ltd., Class A (a)	244,000	966,240
The Steak & Shake Company * (a)	153,600	941,568
		1,907,808
Industrial Machinery - 2.12%
Cascade Corp.	72,500	1,189,000
Circor International, Inc.	86,900	1,931,787
IDEX Corp.	185,325	3,580,479
		6,701,266
Insurance - 5.71%
Employers Holdings, Inc.	86,400	829,440
Markel Corp. *	9,600	2,551,776
Max Re Capital, Ltd.	195,700	3,229,050
National Interstate Corp.	144,200	2,393,720
ProAssurance Corp. *	172,600	8,248,554
Universal American Financial Corp. *	120,500	808,555
		18,061,095
Investment Companies - 0.36%
First Opportunity Fund, Inc. *	265,500	1,136,340
Life Sciences - 0.22%
Symyx Technologies, Inc. *	184,000	684,480
Manufacturing - 2.77%
AptarGroup, Inc.	194,900	5,468,894
Nordson Corp. (a)	132,200	3,291,780
		8,760,674
Metal & Metal Products - 3.75%
Franco-Nevada Corp.	97,300	2,065,006
Gibraltar Industries, Inc.	184,300	1,209,008
Matthews International Corp., Class A	172,300	5,985,702
Sims Group, Ltd.	241,100	2,591,825
		11,851,541
Mining - 0.30%
AMCOL International Corp.	79,200	955,944
Mobile Homes - 0.32%
Winnebago Industries, Inc. (a)	253,200	1,025,460
Multimedia - 0.48%
Ascent Media Corp., Class A *	64,800	1,519,560
Paper - 1.63%
Clearwater Paper Corp. *	69,100	$682,017
Potlatch Corp.	129,100	2,939,607
Wausau-Mosinee Paper Corp.	277,700	1,541,235
		5,162,859
Petroleum Services - 0.66%
Atwood Oceanics, Inc. *	61,800	944,304
Hercules Offshore, Inc. *	147,592	212,532
TETRA Technologies, Inc. *	320,400	916,344
		2,073,180
Railroads & Equipment - 1.27%
Genesee & Wyoming, Inc., Class A *	192,300	4,017,147
Real Estate - 4.45%
Cedar Shopping Centers, Inc., REIT	242,600	1,149,924
First Potomac Realty Trust, REIT	192,100	1,400,409
Hatteras Financial Corp., REIT	126,500	3,017,025
Kilroy Realty Corp., REIT	132,400	2,463,964
LaSalle Hotel Properties, REIT (a)	147,200	783,104
Parkway Properties, Inc., REIT	83,800	974,594
Redwood Trust, Inc., REIT	156,800	2,116,800
Strategic Hotel & Resorts, Inc., REIT	206,700	169,494
Washington Real Estate Investment Trust, REIT (a)	115,800	1,985,970
		14,061,284
Retail Trade - 5.81%
Aaron Rents, Inc., Class B	358,200	8,607,546
Casey's General Stores, Inc.	114,900	2,287,659
CSS Industries, Inc.	97,600	1,368,352
Fred's, Inc., Class A	189,100	1,741,611
Haverty Furniture Companies, Inc. (a)	229,900	2,023,120
Marinemax, Inc. *	154,400	222,336
Stein Mart, Inc. *	336,700	404,040
The Men's Wearhouse, Inc. (a)	158,900	1,697,052
		18,351,716
Sanitary Services - 2.07%
Insituform Technologies, Inc., Class A *	234,300	2,853,774
Waste Connections, Inc. *	154,900	3,692,816
		6,546,590
Semiconductors - 3.34%
Advanced Energy Industries, Inc. *	224,500	1,517,620
ATMI, Inc. *	107,600	1,431,080
Brooks Automation, Inc. *	272,304	1,165,461
Cabot Microelectronics Corp. *	51,400	1,057,812
Exar Corp. *	215,000	1,257,750
FormFactor, Inc. *	141,500	2,046,090
GSI Group, Inc. *	359,100	341,145
Microsemi Corp. *	172,100	1,739,931
		10,556,889
Software - 2.73%
Progress Software Corp. *	192,800	3,073,232
SPSS, Inc. *	142,500	3,578,175
Websense, Inc. * (a)	176,000	1,964,160
		8,615,567

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Small Company Value Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Steel - 0.55%
Carpenter Technology Corp.	125,900	$1,724,830
Telecommunications Equipment & Services - 1.20%
Premiere Global Services, Inc. *	342,300	2,861,628
Sonus Networks, Inc. *	760,200	942,648
		3,804,276
Tires & Rubber - 0.37%
Myers Industries, Inc.	294,505	1,163,295
Tobacco - 0.50%
Alliance One International, Inc. *	454,500	1,572,570
Transportation - 2.28%
Kirby Corp. *	191,000	4,209,640
UTI Worldwide, Inc.	244,900	3,009,821
		7,219,461
Trucking & Freight - 2.59%
Landstar Systems, Inc.	258,200	8,172,030
TOTAL COMMON STOCKS (Cost $488,334,062)		$303,802,135
PREFERRED STOCKS - 0.38%
Banking - 0.38%
East West Bancorp., Inc., Series A, 8.00%	2,314	1,214,438
TOTAL PREFERRED STOCKS (Cost $2,294,914)		$1,214,438
INVESTMENT COMPANIES - 0.65%
Investment Companies - 0.65%
iShares Russell 2000 Value Index Fund (a)	56,388	2,058,162
TOTAL INVESTMENT COMPANIES (Cost $3,565,927)		$2,058,162
SHORT TERM INVESTMENTS - 14.93%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$38,327,497	$38,327,497
T. Rowe Price Reserve Investment Fund, 0.5526%	8,861,896	8,861,896
TOTAL SHORT TERM INVESTMENTS (Cost $47,189,393)		$47,189,393
REPURCHASE AGREEMENTS - 0.12%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$371,002 on 03/02/2009,
collateralized by $365,000 Federal
National Mortgage Association,
5.625% due 09/18/2017 (valued at
$379,144 including interest)	$371,000	$371,000
TOTAL REPURCHASE AGREEMENTS (Cost $371,000)		$371,000
Total Investments (Small Company Value Fund)
(Cost $541,755,296) - 112.19%		$354,635,128
Liabilities in Excess of Other Assets - (12.19)%		(38,533,649)
TOTAL NET ASSETS - 100.00%		$316,101,479

Smaller Company Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.49%
Advertising - 0.32%
inVentiv Health, Inc. *	28,702	$291,613
Marchex, Inc., Class B	1,157	4,709
ValueClick, Inc. *	4,053	25,412
		321,734
Aerospace - 0.96%
AAR Corp. *	905	11,964
Aerovironment, Inc. *	587	18,326
BE Aerospace, Inc. *	1,626	12,130
Curtiss-Wright Corp.	8,289	220,405
Esterline Technologies Corp. *	6,254	158,476
GenCorp, Inc. *	2,153	5,447
HEICO Corp., Class A	628	12,541
HEICO Corp.	247	6,022
Integral Systems, Inc. *	719	6,565
Orbital Sciences Corp., Class A *	2,747	38,870
Teledyne Technologies, Inc. *	8,599	197,003
TransDigm Group, Inc. *	1,819	64,283
Woodward Governor Company	13,132	226,133
		978,165
Agriculture - 0.01%
Tejon Ranch Company *	595	12,465
Air Travel - 0.60%
Airtran Holdings, Inc. *	90,556	270,763
Alaska Air Group, Inc. *	8,432	184,745
Allegiant Travel Company *	570	19,563
Continental Airlines, Inc., Class B *	5,166	51,763
Hawaiian Holdings, Inc. *	2,164	6,860
JetBlue Airways Corp. *	9,499	36,191
UAL Corp. *	6,019	29,553
US Airways Group, Inc. *	5,064	14,432
		613,870
Apparel & Textiles - 1.28%
American Apparel, Inc. *	1,488	2,559
Brown Shoe, Inc.	7,469	26,664
Crocs, Inc. *	1,842	2,247
Deckers Outdoor Corp. *	580	23,937
Gymboree Corp. *	14,660	377,055
Hanesbrands, Inc. *	4,367	30,569
Iconix Brand Group, Inc. *	2,451	19,853
Interface, Inc., Class A	2,370	5,285
Jos. A. Bank Clothiers, Inc. *	8,240	186,224
Lululemon Athletica, Inc. *	1,752	10,022
Maidenform Brands, Inc. *	24,057	210,018
Phillips-Van Heusen Corp.	2,404	39,834
Skechers U.S.A., Inc., Class A *	545	3,477
True Religion Apparel, Inc. *	1,029	10,516
Under Armour, Inc., Class A *	1,375	19,786
Unifi, Inc. *	2,319	1,276
Unifirst Corp.	3,860	92,486
Volcom, Inc. *	740	5,890
Warnaco Group, Inc. *	2,178	47,154
Wolverine World Wide, Inc.	12,176	184,588
		1,299,440

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto Parts - 0.27%
Amerigon, Inc. *	42,867	$123,028
Fuel Systems Solutions, Inc. *	588	11,648
Gentex Corp.	6,526	52,208
LKQ Corp. *	5,877	79,340
Titan International, Inc.	1,532	8,426
Visteon Corp. *	6,099	671
		275,321
Auto Services - 0.01%
RSC Holdings, Inc. *	2,656	12,218
Automobiles - 0.13%
Americas Car Mart, Inc. *	11,776	129,300
Banking - 1.19%
BancFirst Corp.	100	3,489
Bank of the Ozarks, Inc.	295	6,121
BankFinancial Corp.	320	2,771
Beneficial Mutual Bancorp, Inc. *	1,537	13,833
City Bank	18,924	32,360
Danvers Bancorp, Inc.	834	10,692
First Citizens Bancshares, Inc.	2,049	219,264
First Financial Bankshares, Inc.	255	10,970
First Financial Corp.	229	7,420
Glacier Bancorp, Inc.	1,398	21,515
Greene County Bancshares, Inc.	16,289	116,466
Greenhill & Company, Inc.	818	52,843
Hancock Holding Company	556	15,768
Heartland Financial USA, Inc.	186	2,104
Home Bancshares, Inc.	602	11,017
International Bancshares Corp.	2,563	25,656
Investors Bancorp, Inc. *	2,294	16,425
NewAlliance Bancshares, Inc.	1,575	17,987
Oritani Financial Corp. *	624	6,745
Pacific Capital Bancorp	10,463	75,752
Pinnacle Financial Partners, Inc. *	720	14,285
PrivateBancorp, Inc.	1,412	17,594
Provident Financial Services, Inc.	6,870	64,166
Roma Financial Corp.	283	3,127
S.Y. Bancorp, Inc.	187	4,415
Seacoast Banking Corp. of Florida	236	913
Signature Bank *	1,643	41,091
Suffolk Bancorp	448	11,652
SVB Financial Group *	1,532	25,048
Texas Capital Bancshares, Inc. *	19,457	189,511
United Community Banks, Inc.	13,190	45,637
ViewPoint Financial Group	524	6,980
WestAmerica Bancorp	472	18,819
Whitney Holding Corp.	8,138	89,925
		1,202,361
Biotechnology - 2.45%
Acorda Therapeutics, Inc. *	1,674	36,828
Affymetrix, Inc. *	1,148	2,445
Alnylam Pharmaceuticals, Inc. *	17,593	324,415
AMAG Pharmaceuticals, Inc. *	397	10,739
Arena Pharmaceuticals, Inc. *	2,248	9,374
Bio Reference Labs, Inc. *	547	12,696
Bio-Rad Laboratories, Inc., Class A *	880	49,016
Cougar Biotechnology, Inc. *	775	19,398
Exelixis, Inc. *	4,933	21,311
Genomic Health, Inc. *	662	13,028
Geron Corp. *	4,037	18,570
GTx, Inc. *	680	6,331
Human Genome Sciences, Inc. *	6,014	11,366
Illumina, Inc. *	42,700	1,337,791
Immucor, Inc. *	4,845	108,722
Integra LifeSciences Holdings Corp. *	969	25,301
Intermune, Inc. *	1,701	25,600
Lexicon Genetics, Inc. *	3,515	3,234
Life Sciences Research, Inc. *	309	1,567
Martek Biosciences Corp. *	1,547	28,975
Medarex, Inc. *	5,695	22,267
Medivation, Inc. *	776	12,936
Momenta Pharmaceuticals, Inc. *	1,392	13,363
Myriad Genetics, Inc. *	4,056	319,816
Nektar Therapeutics *	4,319	19,392
Neurocrine Biosciences, Inc. *	1,803	5,914
Orexigen Therapeutics, Inc. *	804	3,208
Osiris Therapeutics, Inc. *	483	8,646
Progenics Pharmaceuticals, Inc. *	1,280	8,230
Sangamo Biosciences, Inc. *	1,627	5,808
		2,486,287
Broadcasting - 0.34%
CKX, Inc. *	2,049	7,110
Crown Media Holdings, Inc., Class A *	692	1,135
Entravision Communications Corp., Class A *	1,060	403
Fisher Communications, Inc. *	347	3,411
GigaMedia, Ltd. *	46,785	273,692
Liberty Media Corp. - Capital, Series A *	4,280	21,999
Mediacom Communications Corp., Class A *	1,844	7,192
RHI Entertainment, Inc. *	631	1,716
Sirius XM Radio, Inc. *	155,924	24,948
		341,606
Building Materials & Construction - 0.50%
Beacon Roofing Supply, Inc. *	25,325	277,815
Builders FirstSource, Inc. *	330	634
China Architectural Engineering, Inc. *	735	647
Drew Industries, Inc. *	904	5,614
Dycom Industries, Inc. *	1,839	8,496
Eagle Materials, Inc.	2,034	38,788
EMCOR Group, Inc. *	10,018	154,378
Griffon Corp. *	870	6,325
Texas Industries, Inc.	1,093	17,597
		510,294
Business Services - 3.65%
3PAR, Inc. *	1,282	8,666
Administaff, Inc.	1,065	20,725
AMERCO, Inc. *	208	5,928
Arbitron, Inc.	1,233	15,955
Ariba, Inc. *	2,031	17,771
Brinks Company	736	17,568
Chindex International, Inc. *	566	2,366
Coinstar, Inc. *	1,320	34,505

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Business Services (continued)
comScore, Inc. *	816	$7,360
Constant Contact, Inc. *	526	7,264
Core-Mark Holding Company, Inc. *	451	7,717
Corporate Executive Board Company	1,590	23,850
CoStar Group, Inc. *	876	22,338
CRA International, Inc. *	11,973	261,610
CSG Systems International, Inc. *	1,635	22,105
DG Fastchannel, Inc. *	744	11,554
Euronet Worldwide, Inc. *	1,997	19,551
Exponent, Inc. *	8,439	189,624
EZCORP, Inc., Class A *	1,617	16,623
FactSet Research Systems, Inc.	2,102	81,011
Fair Isaac Corp.	1,132	12,396
Forrester Research, Inc. *	757	13,883
FTI Consulting, Inc. *	8,487	310,115
Gartner Group, Inc., Class A *	3,076	31,098
Global Cash Access, Inc. *	2,326	6,536
GSI Commerce, Inc. *	1,000	11,090
Heidrick & Struggles International, Inc.	764	12,255
Hill International, Inc. *	1,150	3,565
Hudson Highland Group, Inc. *	1,195	1,386
Huron Consulting Group, Inc. *	7,279	300,404
ICF International, Inc. *	348	8,349
Informatica Corp. *	4,096	52,839
Kendle International, Inc. *	624	11,669
Kenexa Corp. *	332	1,527
Kforce, Inc. *	25,419	162,936
Korn/Ferry International *	1,113	10,284
Macrovision Solutions Corp. *	4,812	75,693
McGrath Rentcorp	1,050	16,401
Navigant Consulting Company *	2,266	29,390
Net 1 UEPS Technologies, Inc. *	1,241	17,957
OraSure Technologies, Inc. *	2,143	5,486
Parexel International Corp. *	6,752	61,916
Perot Systems Corp., Class A *	4,234	48,183
Pre-Paid Legal Services, Inc. *	407	12,987
Resources Connection, Inc. *	2,008	27,610
Rollins, Inc.	2,120	33,496
SAIC, Inc. *	24,200	457,622
ScanSource, Inc. *	1,234	19,584
Seachange International, Inc. *	35,766	174,181
SonicWALL, Inc. *	2,503	11,063
SRA International, Inc., Class A *	1,966	26,698
Standard Parking Corp. *	394	6,410
Stanley, Inc. *	9,103	282,284
SuccessFactors, Inc. *	1,442	7,325
Syntel, Inc.	1,163	23,656
TeleTech Holdings, Inc. *	1,831	15,857
Tetra Tech, Inc. *	2,797	62,653
The Hackett Group, Inc. *	69,470	177,843
TrueBlue, Inc. *	21,987	154,569
Tyler Technologies, Inc. *	1,612	21,939
VSE Corp.	4,833	115,412
Watson Wyatt Worldwide, Inc., Class A	994	48,815
Wind River Systems, Inc. *	3,278	24,749
		3,704,202
Cable & Television - 0.04%
Charter Communications, Inc., Class A *	14,197	326
Knology, Inc. *	1,415	5,632
TiVo, Inc. *	4,567	32,380
		38,338
Cellular Communications - 1.80%
iPCS, Inc. *	682	5,626
MetroPCS Communications, Inc. *	109,600	1,589,200
Novatel Wireless, Inc. *	19,897	108,638
Syniverse Holdings, Inc. *	7,936	120,072
		1,823,536
Chemicals - 2.13%
Albany Molecular Research, Inc. *	20,288	175,897
Albemarle Corp.	44,100	853,335
American Vanguard Corp.	330	4,557
Balchem Corp.	850	17,638
Cabot Corp.	49,900	522,952
Calgon Carbon Corp. *	2,399	35,145
Intrepid Potash, Inc. *	1,748	39,225
Landec Corp. *	20,715	98,603
Newmarket Corp.	603	20,846
Sensient Technologies Corp.	15,106	305,141
Solutia, Inc. *	4,407	16,526
Stepan Company	337	9,564
The Scotts Company, Class A	748	20,892
Valence Technology, Inc. *	1,403	2,315
W.R. Grace & Company *	3,371	18,878
Zep, Inc.	1,012	8,005
Zoltek Companies, Inc. *	1,282	7,333
		2,156,852
Coal - 0.05%
Foundation Coal Holdings, Inc.	1,353	21,756
International Coal Group, Inc. *	3,957	6,450
James River Coal Company *	1,280	14,067
Patriot Coal Corp. *	3,615	13,195
		55,468
Colleges & Universities - 0.52%
Career Education Corp. *	18,088	446,231
Corinthian Colleges, Inc. *	3,998	78,761
		524,992
Commercial Services - 1.12%
Brinks Home Security Holdings, Inc. *	2,031	42,590
Cardtronics, Inc. *	664	930
CBIZ, Inc. *	52,280	358,641
Cenveo, Inc. *	1,563	4,454
Chemed Corp.	1,045	41,601
DynCorp International, Inc. *	19,368	236,096
Exlservice Holdings, Inc. *	674	5,453
HMS Holdings Corp. *	1,116	33,904
Live Nation, Inc. *	3,470	12,180
Morningstar, Inc. *	765	21,343
Perficient, Inc. *	719	2,531
Pool Corp.	13,264	176,013
Riskmetrics Group, Inc. *	1,434	15,760
Team, Inc. *	10,265	134,677

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Ticketmaster Entertainment, Inc. *	1,871	$9,149
TNS, Inc. *	684	4,576
Waste Services, Inc. *	1,336	5,812
Wright Express Corp. *	1,811	26,513
		1,132,223
Computer Services - 0.10%
BluePhoenix Solutions, Ltd. *	49,409	97,830
Computers & Business Equipment - 3.13%
3D Systems Corp. *	784	4,022
Acme Packet, Inc. *	1,291	5,668
Avocent Corp. *	18,620	223,068
BigBand Networks, Inc. *	899	4,891
Blue Coat Systems, Inc. *	1,820	19,984
Brocade Communications Systems, Inc. *	17,372	48,294
CACI International, Inc., Class A *	8,155	348,789
Cogent, Inc. *	35,268	366,787
Compellent Technologies, Inc. *	16,472	214,136
Data Domain, Inc. *	1,678	21,781
Diebold, Inc.	9,610	212,573
Echelon Corp. *	661	3,959
EMS Technologies, Inc. *	10,563	212,105
Extreme Networks, Inc. *	3,926	5,575
Falconstor Software, Inc. *	25,245	63,113
Furmanite Corp. *	26,128	81,258
Intermec, Inc. *	2,308	23,288
Isilon Systems, Inc. *	1,044	2,349
Ixia *	1,782	8,874
Jack Henry & Associates, Inc.	3,553	56,599
L-1 Identity Solutions, Inc. *	3,824	17,590
Limelight Networks, Inc. *	1,747	4,682
Metavante Technologies, Inc. *	4,193	70,484
MICROS Systems, Inc. *	3,755	60,380
MTS Systems Corp.	356	8,416
National Instruments Corp.	2,775	47,813
NCI, Inc. *	324	8,813
Ness Technologies, Inc. *	833	2,441
Netezza Corp. *	1,796	10,309
NETGEAR, Inc. *	1,648	18,210
Netscout Systems, Inc. *	28,700	379,127
Palm, Inc. *	4,871	35,266
Parametric Technology Corp. *	5,428	44,184
Plexus Corp. *	1,837	23,606
Rackable Systems, Inc. *	1,396	5,123
Radiant Systems, Inc. *	34,383	96,616
RadiSys Corp. *	11,558	70,504
Sigma Designs, Inc. *	1,231	16,889
Silicon Storage Technology, Inc. *	4,015	5,862
Standard Microsystems Corp. *	1,040	16,193
STEC, Inc. *	1,288	7,264
Stratasys, Inc. *	897	8,163
Sykes Enterprises, Inc. *	1,542	24,610
Synaptics, Inc. *	12,319	255,619
Trident Microsystems, Inc. *	2,921	3,768
		3,169,045
Construction & Mining Equipment - 0.16%
Astec Industries, Inc. *	837	18,598
Carbo Ceramics, Inc.	631	21,934
Gulf Islands Fabrication, Inc.	11,431	101,279
Layne Christensen Company *	900	14,643
Matrix Service Company *	1,218	8,477
		164,931
Construction Materials - 1.25%
Applied Industrial Technologies, Inc.	1,780	28,694
Clarcor, Inc.	2,253	59,389
Columbus McKinnon Corp. *	296	2,596
Comfort Systems USA, Inc.	1,845	17,564
Simpson Manufacturing Company, Inc.	12,334	191,917
USG Corp. *	1,737	10,022
Vulcan Materials Company	23,100	956,571
		1,266,753
Containers & Glass - 0.31%
Graphic Packaging Holding Company *	1,960	1,568
Greif, Inc., Class A	1,121	34,470
Mobile Mini, Inc. *	1,629	15,883
Silgan Holdings, Inc.	5,347	262,324
		314,245
Correctional Facilities - 0.10%
Cornell Corrections, Inc. *	655	9,982
Corrections Corp. of America *	5,872	62,361
The Geo Group, Inc. *	2,387	28,214
		100,557
Cosmetics & Toiletries - 0.66%
Alberto-Culver Company	4,119	91,195
Bare Escentuals, Inc. *	2,565	8,106
Chattem, Inc. *	4,047	256,701
Helen of Troy, Ltd. *	17,208	172,768
Intermediate Parfums, Inc.	716	3,909
Revlon, Inc. *	512	1,592
Sally Beauty Holdings, Inc. *	3,824	14,799
Steiner Leisure, Ltd. *	4,712	118,790
		667,860
Crude Petroleum & Natural Gas - 2.84%
Arena Resources, Inc. *	77,560	1,661,335
Bill Barrett Corp. *	16,276	314,778
Cano Petroleum, Inc. *	98,090	29,427
Carrizo Oil & Gas, Inc. *	1,293	13,757
Concho Resources, Inc. *	2,572	51,311
Contango Oil & Gas Company *	663	24,146
EXCO Resources, Inc. *	39,290	357,932
GMX Resources, Inc. *	793	13,679
Goodrich Petroleum Corp. *	1,227	24,344
Gulfport Energy Corp. *	453	1,010
North American Energy Partners, Inc. *	60,180	121,564
Penn Virginia Corp.	8,335	115,440
Petroquest Energy, Inc. *	25,334	82,082
St. Mary Land & Exploration Company	2,905	39,450
SulphCo, Inc. *	2,047	1,556
Unit Corp. *	773	16,519
Venoco, Inc. *	963	2,947

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Crude Petroleum & Natural Gas (continued)
W&T Offshore, Inc.	499	$4,017
		2,875,294
Domestic Oil - 0.39%
Atlas America, Inc.	1,650	16,599
Berry Petroleum Company, Class A	594	3,950
Comstock Resources, Inc. *	2,150	65,425
Delta Petroleum Corp. *	3,138	6,464
GeoGlobal Resources, Inc. *	946	993
Holly Corp.	691	16,107
McMoran Exploration Company *	2,798	12,843
Natural Gas Services Group, Inc. *	14,363	107,723
Oil States International, Inc. *	12,100	161,172
Warren Resources, Inc. *	1,305	848
		392,124
Drugs & Health Care - 0.78%
Abaxis, Inc. *	1,022	15,984
Abiomed, Inc. *	1,453	9,895
Almost Family, Inc. *	285	5,783
CV Therapeutics, Inc. *	2,865	45,840
Dendreon Corp. *	2,944	8,979
Durect Corp. *	3,254	6,475
Hansen Medical, Inc. *	824	3,181
Landauer, Inc.	152	7,601
Luminex Corp. *	6,790	112,714
Meridian Bioscience, Inc.	11,303	226,738
Opko Health, Inc. *	2,785	3,147
Pain Therapeutics, Inc. *	1,667	7,551
Quidel Corp. *	1,368	15,103
Seattle Genetics, Inc. *	3,196	25,664
Vivus, Inc. *	54,725	220,542
West Pharmaceutical Services, Inc.	1,528	46,910
XenoPort, Inc. *	1,062	22,185
Zymogenetics, Inc. *	1,252	5,196
		789,488
Educational Services - 0.71%
American Public Education, Inc. *	4,867	181,782
Capella Education Company *	4,844	268,648
ChinaCast Education Corp. *	42,571	119,625
K12, Inc. *	470	7,807
Leapfrog Enterprises, Inc., Class A *	802	1,155
Lincoln Educational Services Corp. *	495	7,098
Universal Technical Institute, Inc. *	12,336	136,066
		722,181
Electrical Equipment - 2.69%
Aaon, Inc.	602	9,343
American Science & Engineering, Inc.	411	24,944
Anixter International, Inc. *	1,402	41,233
AZZ, Inc. *	539	10,909
Bel Fuse, Inc., Class A	27	229
Capstone Turbine Corp. *	221,608	119,668
Cohu, Inc.	1,032	8,741
DTS, Inc. *	823	13,637
Encore Wire Corp.	807	14,526
General Cable Corp. *	9,462	145,999
GrafTech International, Ltd. *	35,666	201,513
Greatbatch, Inc. *	12,828	249,889
Houston Wire & Cable Company	783	4,659
Littelfuse, Inc. *	507	5,790
Powell Industries, Inc. *	373	11,168
Power-One, Inc. *	3,076	2,338
Universal Electronics, Inc. *	653	10,167
Varian, Inc. *	1,353	30,618
Vicor Corp.	908	4,177
Watsco, Inc.	52,900	1,816,057
		2,725,605
Electrical Utilities - 1.06%
Avista Corp.	12,430	177,873
EnerNOC, Inc. *	662	7,335
ITC Holdings Corp.	2,319	85,641
Pike Electric Corp. *	429	3,505
Quanta Services, Inc. *	45,400	799,040
		1,073,394
Electronics - 1.35%
Anadigics, Inc. *	86,383	139,940
Axsys Technologies, Inc. *	444	14,745
Bel Fuse, Inc., Class B	256	2,399
Cogo Group, Inc. *	754	4,652
CTS Corp.	1,575	4,961
Cubic Corp.	749	19,519
Cynosure, Inc. *	456	2,499
Daktronics, Inc.	1,614	11,072
Ener1, Inc. *	2,109	6,601
Enersys *	16,855	180,686
FEI Company *	1,128	16,142
ICx Technologies, Inc. *	558	2,550
II-VI, Inc. *	11,398	204,708
Integrated Electrical Services, Inc. *	13,916	107,014
IPG Photonics Corp. *	1,048	8,845
Itron, Inc. *	1,610	71,903
Multi-Fineline Electronix, Inc. *	467	6,664
Newport Corp. *	1,514	6,086
NVE Corp. *	7,096	192,302
OSI Systems, Inc. *	750	11,850
Park Electrochemical Corp.	908	14,265
Rogers Corp. *	841	15,348
Supertex, Inc. *	540	11,264
Sycamore Networks, Inc. *	9,283	23,393
Taser International, Inc. *	2,739	11,778
Thomas & Betts Corp. *	2,612	59,841
TTM Technologies, Inc. *	1,300	5,993
Universal Display Corp. *	1,516	9,142
Zebra Technologies Corp., Class A *	2,961	52,025
Zoran Corp. *	29,642	154,138
		1,372,325
Energy - 0.65%
Alon USA Energy, Inc.	547	5,990
Clean Energy Fuels Corp. *	1,055	6,003
Comverge, Inc. *	718	3,066

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy (continued)
Energy Conversion Devices, Inc. *	2,135	$46,820
Evergreen Solar, Inc. *	6,932	8,457
Fuelcell Energy, Inc. *	2,892	7,982
McDermott International, Inc. *	46,700	550,593
Orion Energy Systems, Inc. *	801	3,292
Ormat Technologies, Inc.	953	24,483
		656,686
Financial Services - 1.47%
Affiliated Managers Group, Inc. *	1,919	69,046
AmeriCredit Corp. *	3,531	13,594
Asset Acceptance Capital Corp. *	464	1,554
Bankrate, Inc. *	614	13,692
Broadridge Financial Solutions, Inc.	4,294	68,618
Cass Information Systems, Inc.	343	8,853
Credit Acceptance Corp. *	500	9,515
Dollar Financial Corp. *	1,119	6,804
Duff & Phelps Corp. *	511	7,072
Encore Capital Group, Inc. *	22,134	87,872
FBR Capital Markets Corp. *	758	1,592
FCStone Group, Inc. *	587	963
Federal Home Loan Mortgage Corp.	10,581	4,444
GAMCO Investors, Inc.	128	3,712
Heartland Payment Systems, Inc.	1,055	5,813
Interactive Brokers Group, Inc. *	1,897	26,653
Investment Technology Group, Inc. *	2,019	39,310
KBW, Inc. *	1,396	19,837
Knight Capital Group, Inc. *	8,560	150,570
LaBranche & Company, Inc. *	2,537	14,664
MarketAxess Holdings, Inc. *	1,379	10,880
Meridian Interstate Bancorp, Inc. *	484	3,596
optionsXpress Holdings, Inc.	1,960	19,345
Portfolio Recovery Associates, Inc. *	714	16,108
Raymond James Financial, Inc.	35,700	498,372
Stifel Financial Corp. *	9,589	315,862
SWS Group, Inc.	609	8,264
Thinkorswim Group, Inc. *	2,641	20,785
UMB Financial Corp.	669	25,375
Waterstone Financial, Inc. *	438	1,003
Westwood Holdings Group, Inc.	244	8,591
World Acceptance Corp. *	681	9,984
		1,492,343
Food & Beverages - 0.70%
Cal-Maine Foods, Inc.	192	4,278
Chiquita Brands International, Inc. *	26,283	129,312
Coca-Cola Bottling Company Consolidated	121	5,294
Diamond Foods, Inc.	712	15,272
Flowers Foods, Inc.	12,860	286,907
Green Mountain Coffee Roasters, Inc. *	792	29,581
Heckmann Corp. *	33,356	165,779
Lance, Inc.	412	8,986
M & F Worldwide Corp. *	587	6,181
National Beverage Corp. *	215	1,759
Seaboard Corp.	17	14,960
Smart Balance, Inc. *	2,780	16,291
Tootsie Roll Industries, Inc.	650	13,923
TreeHouse Foods, Inc. *	516	13,772
		712,295
Forest Products - 0.01%
Deltic Timber Corp.	321	10,047
Funeral Services - 0.05%
Hillenbrand, Inc.	2,901	48,650
Gas & Pipeline Utilities - 0.01%
Global Industries, Ltd. *	2,225	7,031
Healthcare Products - 5.97%
Accuray, Inc. *	1,916	8,948
Align Technology, Inc. *	2,662	18,235
American Medical Systems Holdings, Inc. *	37,369	386,769
AngioDynamics, Inc. *	1,081	12,831
Bruker BioSciences Corp. *	76,964	324,018
C.R. Bard, Inc.	7,700	618,002
Clinical Data, Inc. *	292	2,438
Conceptus, Inc. *	1,418	15,924
Cryolife, Inc. *	31,407	158,605
Cyberonics, Inc. *	1,275	17,149
Cypress Biosciences, Inc. *	1,770	14,939
Gen-Probe, Inc. *	2,540	103,048
Haemonetics Corp. *	1,182	63,095
Hanger Orthopedic Group, Inc. *	1,439	19,139
Herbalife, Ltd.	2,982	40,675
ICU Medical, Inc. *	3,594	113,319
IDEXX Laboratories, Inc. *	2,782	83,738
Insulet Corp. *	843	5,159
Inverness Medical Innovations, Inc. *	1,213	27,256
Kensey Nash Corp. *	488	9,301
Mannkind Corp. *	2,851	6,158
Masimo Corp. *	2,264	56,577
Medicines Company *	2,442	29,963
Merit Medical Systems, Inc. *	1,245	13,869
Natus Medical, Inc. *	1,242	9,725
NutriSystem, Inc.	854	11,017
Nuvasive, Inc. *	1,688	47,855
PSS World Medical, Inc. *	2,827	40,794
RTI Biologics, Inc. *	2,526	7,123
Sirona Dental Systems, Inc. *	896	9,990
SonoSite, Inc. *	796	14,678
St. Jude Medical, Inc. *	21,600	716,256
Stereotaxis, Inc. *	1,311	4,117
STERIS Corp.	12,116	279,395
SurModics, Inc. *	718	12,543
Symmetry Medical, Inc. *	1,674	8,956
Synovis Life Technologies, Inc. *	23,773	296,687
The Cooper Companies, Inc.	51,400	1,130,286
Thoratec Corp. *	2,619	59,818
TomoTherapy, Inc. *	1,644	3,979
Ulta Salon, Cosmetics & Fragrance, Inc. *	1,075	6,020
USANA Health Sciences, Inc. *	289	5,789
Vnus Medical Technologies *	18,085	345,243
Volcano Corp. *	2,006	30,010
Wright Medical Group, Inc. *	57,875	845,554

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Healthcare Products (continued)
Zoll Medical Corp. *	983	$13,516
		6,048,506
Healthcare Services - 3.99%
Air Methods Corp. *	510	8,512
Alliance Imaging, Inc. *	1,194	9,791
Amedisys, Inc. *	1,261	41,247
AMN Healthcare Services, Inc. *	1,522	9,908
Assisted Living Concepts, Inc. *	2,467	7,302
athenahealth, Inc. *	853	21,735
Catalyst Health Solutions, Inc. *	1,627	34,297
CorVel Corp. *	376	7,091
Cross Country Healthcare, Inc. *	17,991	133,133
DaVita, Inc. *	12,600	591,192
Emergency Medical Services Corp., Class A *	6,228	190,701
Emeritus Corp. *	653	4,388
Enzo Biochem, Inc. *	1,022	3,751
Gentiva Health Services, Inc. *	1,279	22,165
Healthcare Services Group, Inc.	1,909	29,341
Healthsouth Corp. *	4,112	32,279
Healthways, Inc. *	1,570	14,303
HLTH Corp. *	4,522	49,380
ICON PLC, SADR *	14,716	301,972
IPC The Hospitalist Company *	600	9,612
LHC Group, Inc. *	5,593	111,469
Magellan Health Services, Inc. *	1,228	40,721
Mednax, Inc. *	1,386	41,026
National Healthcare Corp.	304	12,616
Odyssey Healthcare, Inc. *	536	5,553
Omnicare, Inc.	63,200	1,638,776
Palomar Medical Technologies, Inc. *	805	5,877
Phase Forward, Inc. *	1,903	26,357
Psychiatric Solutions, Inc. *	14,936	253,016
Sun Healthcare Group, Inc. *	1,830	16,360
The Advisory Board Company *	747	11,145
The Ensign Group, Inc.	12,149	160,731
Town Sports International Holdings, Inc. *	803	1,550
US Physical Therapy, Inc. *	16,984	174,256
Virtual Radiologic Corp. *	333	2,081
WebMD Health Corp. *	404	9,365
WellCare Health Plans, Inc. *	1,266	11,432
		4,044,431
Homebuilders - 0.17%
Champion Enterprises, Inc. *	3,290	954
M.D.C. Holdings, Inc.	5,952	150,169
M/I Homes, Inc.	295	1,902
Meritage Homes Corp. *	1,290	12,797
Ryland Group, Inc.	699	9,877
		175,699
Hotels & Restaurants - 1.17%
AFC Enterprises, Inc. *	1,182	4,964
BJ's Restaurants, Inc. *	811	10,081
Bob Evans Farms, Inc.	9,219	170,275
Buffalo Wild Wings, Inc. *	7,867	242,854
California Pizza Kitchen, Inc. *	1,070	11,128
CEC Entertainment, Inc. *	1,060	24,751
Chipotle Mexican Grill, Inc., Class A *	680	37,148
Chipotle Mexican Grill, Inc. *	822	41,231
Choice Hotels International, Inc.	565	13,989
CKE Restaurants, Inc.	2,211	15,411
Denny's Corp. *	4,471	7,154
Jack in the Box, Inc. *	2,652	51,555
Krispy Kreme Doughnuts, Inc. *	1,342	1,731
Morgans Hotel Group Company *	803	1,855
P.F. Chang's China Bistro, Inc. *	11,247	221,566
Panera Bread Company, Class A *	2,230	98,209
Papa John's International, Inc. *	1,044	23,125
Peets Coffee & Tea, Inc. *	633	13,641
Red Robin Gourmet Burgers, Inc. *	8,997	127,847
Sonic Corp. *	2,683	24,147
Texas Roadhouse, Inc., Class A *	2,423	19,869
The Cheesecake Factory, Inc. *	2,650	21,571
The Steak & Shake Company *	421	2,581
		1,186,683
Household Appliances - 0.04%
The Toro Company	1,659	36,282
Household Products - 0.27%
Jarden Corp. *	26,800	272,020
Industrial Machinery - 0.71%
Actuant Corp., Class A	2,624	27,001
Badger Meter, Inc.	587	14,734
Chart Industries, Inc. *	5,739	36,844
Circor International, Inc.	750	16,672
Cognex Corp.	1,755	19,305
Dionex Corp. *	839	39,257
Dresser-Rand Group, Inc. *	3,828	80,426
EnPro Industries, Inc. *	7,605	125,102
Flow International Corp. *	32,488	38,986
Gardner Denver, Inc. *	2,417	45,730
Gorman-Rupp Company	702	12,418
Graco, Inc.	2,780	47,204
IDEX Corp.	3,861	74,595
Lindsay Corp.	544	13,192
Lufkin Industries, Inc.	347	11,399
Middleby Corp. *	777	16,900
NATCO Group, Inc. *	898	15,975
OYO Geospace Corp. *	222	2,497
Raser Technologies, Inc. *	1,657	5,452
Robbins & Myers, Inc.	1,378	22,227
Rofin-Sinar Technologies, Inc. *	1,347	19,734
Valmont Industries, Inc.	855	37,244
		722,894
Industrials - 0.42%
Clean Harbors, Inc. *	6,397	310,766
EnergySolutions, Inc.	17,040	109,908
Synthesis Energy Systems, Inc. *	1,570	707
		421,381
Insurance - 2.48%
Amtrust Financial Services, Inc.	442	3,704
Argo Group International Holdings, Ltd. *	719	20,369

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Citizens, Inc., Class A *	1,843	$11,980
Crawford & Company, Class B *	519	4,126
Crawford & Company *	619	3,107
eHealth, Inc. *	996	12,600
Enstar Group, Ltd. *	373	17,192
Everest Re Group, Ltd.	15,200	989,976
FBL Financial Group, Inc., Class A	6,571	19,910
Greenlight Capital Re, Ltd. *	911	13,191
Infinity Property & Casualty Corp.	5,420	192,573
IPC Holdings, Ltd.	12,235	310,891
Life Partners Holdings, Inc.	347	5,929
Navigators Group, Inc. *	627	32,748
RLI Corp.	850	41,633
Tower Group, Inc.	11,547	235,443
W.R. Berkley Corp.	28,900	601,409
		2,516,781
International Oil - 0.03%
APCO Argentina, Inc.	481	7,691
ATP Oil & Gas Corp. *	872	3,043
BPZ Energy, Inc. *	2,576	8,861
Tesco Corp. *	1,489	11,421
		31,016
Internet Content - 0.61%
Dice Holdings, Inc. *	1,017	2,410
InfoSpace, Inc. *	565	2,989
Internet Capital Group, Inc. *	1,786	7,233
Liquidity Services, Inc. *	719	3,379
LoopNet, Inc. *	1,201	7,038
Move, Inc. *	68,404	110,815
RightNow Technologies, Inc. *	939	7,465
Sohu.com, Inc. *	1,260	62,244
TechTarget, Inc. *	485	1,213
TeleCommunication Systems, Inc. *	49,068	404,811
The Knot, Inc. *	1,358	8,406
		618,003
Internet Retail - 0.36%
1-800-Flowers.com, Inc., Class A *	1,246	1,657
Blue Nile, Inc. *	609	14,537
Internet Brands, Inc. *	1,051	5,034
Mercadolibre, Inc. *	1,345	22,475
Netflix, Inc. *	7,010	253,341
Overstock.com, Inc. *	744	6,064
PetMed Express, Inc. *	3,443	47,444
Shutterfly, Inc. *	761	6,111
Stamps.com, Inc. *	715	5,949
		362,612
Internet Service Provider - 1.83%
Cogent Communications Group, Inc. *	1,979	13,101
Earthlink, Inc. *	5,062	31,891
Equinix, Inc. *	30,170	1,400,190
Netease.com, Inc., ADR *	10,930	223,846
SINA Corp. *	2,477	53,181
Terremark Worldwide, Inc. *	1,265	3,479
Web.com Group, Inc. *	42,710	128,130
		1,853,818
Internet Software - 1.49%
Art Technology Group, Inc. *	100,508	219,107
Chordiant Software, Inc. *	1,405	3,007
Cybersource Corp. *	35,961	443,040
DealerTrack Holdings, Inc. *	1,768	18,670
Digital River, Inc. *	1,733	41,453
eResearch Technology, Inc. *	25,769	124,980
F5 Networks, Inc. *	16,701	334,020
Interwoven, Inc. *	2,153	34,599
NIC, Inc. *	1,906	9,492
RealNetworks, Inc. *	4,417	10,159
S1 Corp. *	2,502	14,261
Sapient Corp. *	4,742	18,162
Shanda Interactive Entertainment Ltd *	5,043	165,511
Switch & Data Facilities Company, Inc. *	888	5,461
TIBCO Software, Inc. *	8,391	40,529
VASCO Data Security International, Inc. *	1,395	6,891
Vignette Corp. *	1,110	7,337
Vocus, Inc. *	844	14,044
		1,510,723
Leisure Time - 0.28%
Bally Technologies, Inc. *	2,305	42,873
DreamWorks Animation SKG, Inc., Class A *	1,087	20,968
Gaylord Entertainment Company *	1,242	8,148
Isle of Capri Casinos, Inc. *	278	801
LIFE TIME FITNESS, Inc. *	1,577	13,499
Lions Gate Entertainment Corp. *	5,407	27,360
Monarch Casino & Resort, Inc. *	452	3,295
MTR Gaming Group, Inc. *	1,091	1,157
National Cinemedia, Inc.	1,965	21,615
Pinnacle Entertainment, Inc. *	981	7,367
Polaris Industries, Inc.	1,513	27,854
Scientific Games Corp., Class A *	3,254	34,427
Shuffle Master, Inc. *	2,595	7,681
Vail Resorts, Inc. *	1,206	22,769
WMS Industries, Inc. *	2,337	42,370
		282,184
Life Sciences - 0.31%
American Ecology Corp.	769	12,073
Celera Corp. *	37,206	239,235
Dawson Geophysical Company *	121	1,477
Halozyme Therapeutics, Inc. *	3,234	14,327
Incyte Corp. *	4,085	9,436
Senomyx, Inc. *	1,433	2,637
Sequenom, Inc. *	1,750	25,602
Symyx Technologies, Inc. *	1,500	5,580
		310,367
Liquor - 1.21%
Boston Beer Company, Inc. *	447	10,715
Central European Distribution Corp. *	8,239	54,954

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Liquor (continued)
Molson Coors Brewing Company, Class B	33,100	$1,166,113
		1,231,782
Manufacturing - 0.57%
Acuity Brands, Inc.	1,913	43,846
American Railcar Industries, Inc.	249	1,878
AptarGroup, Inc.	5,686	159,549
ATC Technology Corp. *	14,914	155,255
Blount International, Inc. *	1,229	9,009
Ceradyne, Inc. *	408	7,001
Coherent, Inc. *	1,137	17,396
ESCO Technologies, Inc. *	1,216	39,532
Force Protection, Inc. *	1,596	8,235
Freightcar America, Inc.	556	9,085
Hexcel Corp. *	4,502	27,958
iRobot Corp. *	752	5,926
Koppers Holdings, Inc.	476	6,359
Mine Safety Appliances Company	1,421	25,933
Nordson Corp.	1,434	35,707
Polypore International, Inc. *	1,140	5,529
Raven Industries, Inc.	757	13,762
Smith & Wesson Holding Corp. *	1,869	7,158
		579,118
Medical-Biomedical/Gene - 0.01%
Facet Biotech Corp. *	1,116	7,265
Medical-Hospitals - 0.60%
Cepheid, Inc. *	2,693	17,989
EV3, Inc. *	2,721	16,027
Genoptix, Inc. *	427	12,947
IRIS International, Inc. *	23,036	219,072
MedCath Corp. *	506	4,058
MWI Veterinary Supply, Inc. *	509	12,837
Neogen Corp. *	9,720	206,550
Sunrise Senior Living, Inc. *	2,143	1,414
Tenet Healthcare Corp. *	22,291	24,743
VCA Antech, Inc. *	3,954	82,204
Vital Images, Inc. *	675	6,608
		604,449
Metal & Metal Products - 2.08%
Ampco-Pittsburgh Corp.	202	2,212
Brush Engineered Materials, Inc. *	332	4,117
Crown Holdings, Inc. *	95,300	2,008,924
Dynamic Materials Corp.	592	5,517
Fushi Copperweld, Inc. *	288	1,454
Haynes International, Inc. *	196	2,646
L.B. Foster Company *	479	10,236
Matthews International Corp., Class A	1,428	49,609
Metalico, Inc. *	395	766
RBC Bearings, Inc. *	1,018	15,189
Sun Hydraulics, Inc.	584	7,744
		2,108,414
Mining - 0.16%
AMCOL International Corp.	1,066	12,867
Coeur d'Alene Mines Corp. *	8,113	6,166
Compass Minerals International, Inc.	1,515	79,113
General Moly, Inc. *	1,270	965
Hecla Mining Company *	9,892	15,036
Royal Gold, Inc.	927	37,506
Stillwater Mining Company *	2,180	6,889
		158,542
Mobile Homes - 0.02%
Thor Industries, Inc.	1,683	18,025
Multimedia - 0.01%
Ascent Media Corp., Class A *	626	14,680
Office Furnishings & Supplies - 0.01%
Herman Miller, Inc.	877	8,840
Oil & Gas Drilling - 0.00%
Precision Drilling Trust *	1,258	3,472
Paper - 0.25%
Rock-Tenn Company, Class A	9,230	254,840
Petroleum Services - 3.12%
Approach Resources, Inc. *	579	3,891
Atwood Oceanics, Inc. *	2,692	41,134
Core Laboratories N.V.	4,594	346,388
CVR Energy, Inc. *	1,207	5,697
Dril-Quip, Inc. *	48,767	1,025,082
Flotek Industries, Inc. *	1,011	2,022
GulfMark Offshore, Inc. *	332	6,935
Hercules Offshore, Inc. *	36,011	51,856
Hornbeck Offshore Services, Inc. *	10,107	132,503
ION Geophysical Corp. *	4,181	4,474
Key Energy Services, Inc. *	2,846	7,599
Newpark Resources, Inc. *	4,132	12,272
Oceaneering International, Inc. *	2,545	80,855
Rentech, Inc. *	7,378	4,501
Rex Energy Corp. *	1,110	1,632
RPC, Inc.	1,604	9,351
SEACOR Holdings, Inc. *	443	26,540
Superior Energy Services, Inc. *	2,354	31,049
Superior Well Services, Inc. *	661	3,801
T-3 Energy Services, Inc. *	13,453	148,117
TETRA Technologies, Inc. *	2,278	6,515
World Fuel Services Corp.	41,849	1,214,039
		3,166,253
Pharmaceuticals - 3.08%
Affymax, Inc. *	500	6,540
Akorn, Inc. *	2,503	3,504
Alexion Pharmaceuticals, Inc. *	10,623	363,307
Alkermes, Inc. *	4,435	44,705
Allos Therapeutics, Inc. *	1,725	9,729
American Oriental Bioengineering, Inc. *	2,924	10,789
Amicus Therapeutics, Inc. *	369	2,974
Array BioPharma, Inc. *	2,112	6,589
Auxilium Pharmaceuticals, Inc. *	1,875	51,506
BioMarin Pharmaceutical, Inc. *	65,663	787,956
Cadence Pharmaceuticals, Inc. *	641	4,090
Caraco Pharmaceutical Labs *	487	1,997
Cubist Pharmaceuticals, Inc. *	15,780	224,234
Emergent Biosolutions, Inc. *	629	12,146

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Idenix Pharmaceuticals, Inc. *	686	$2,531
Isis Pharmaceuticals, Inc. *	4,531	58,269
K-V Pharmaceutical Company, Class A *	1,588	1,080
Ligand Pharmaceuticals, Inc., Class B *	3,254	8,818
MAP Pharmaceuticals, Inc. *	429	957
Medicis Pharmaceutical Corp., Class A	2,650	29,892
Noven Pharmaceuticals, Inc. *	1,163	9,455
NPS Pharmaceuticals, Inc. *	2,213	10,069
Onyx Pharmaceuticals, Inc. *	2,635	79,024
OSI Pharmaceuticals, Inc. *	2,693	91,831
PDL BioPharma, Inc. *	5,583	32,772
Pharmasset, Inc. *	852	8,137
PharMerica Corp. *	1,423	23,878
POZEN, Inc. *	1,182	7,056
Questcor Pharmaceuticals, Inc. *	15,431	74,995
Regeneron Pharmaceuticals, Inc. *	2,892	41,211
Rigel Pharmaceuticals, Inc. *	1,111	5,822
Salix Pharmaceuticals, Ltd. *	2,245	16,725
Savient Pharmaceuticals, Inc. *	1,270	5,486
Sucampo Pharmaceuticals, Inc. *	214	1,079
Theravance, Inc. *	2,205	30,738
United Therapeutics Corp. *	14,385	965,377
Valeant Pharmaceuticals International *	3,807	66,242
ViroPharma, Inc. *	3,676	15,255
XOMA, Ltd. *	6,369	3,248
		3,120,013
Pollution Control - 0.01%
Fuel Tech, Inc. *	896	8,279
Publishing - 0.32%
Dolan Media Company *	13,758	83,236
John Wiley & Sons, Inc., Class A	2,082	65,354
Martha Stewart Living Omnimedia, Inc., Class A *	1,189	2,521
VistaPrint, Ltd. *	7,029	172,210
		323,321
Railroads & Equipment - 0.95%
Genesee & Wyoming, Inc., Class A *	1,497	31,272
Kansas City Southern *	49,580	877,070
Wabtec Corp.	2,152	57,588
		965,930
Real Estate - 1.44%
Alexander's, Inc., REIT *	95	13,338
Annaly Capital Management, Inc., REIT	82,600	1,148,140
Consolidated Tomoka Land Company	165	3,729
Digital Realty Trust, Inc., REIT	2,105	62,918
DuPont Fabros Technology, Inc., REIT	580	3,086
Entertainment Properties Trust, REIT	4,681	69,794
Equity Lifestyle Properties, Inc., REIT	1,103	36,763
Forest City Enterprises, Inc., Class A	1,954	9,789
Forestar Real Estate Group, Inc. *	1,667	12,536
Hilltop Holdings, Inc. *	738	8,037
Newcastle Investment Corp., REIT	764	222
PICO Holdings, Inc. *	792	17,297
PS Business Parks, Inc., REIT	251	8,634
Saul Centers, Inc., REIT	234	6,030
Tanger Factory Outlet Centers, Inc., REIT	740	20,424
Taubman Centers, Inc., REIT	2,477	38,765
		1,459,502
Retail - 0.01%
hhgregg, Inc. *	756	7,757
Retail Grocery - 0.07%
PriceSmart, Inc.	277	4,631
Spartan Stores, Inc.	1,032	15,790
The Great Atlantic & Pacific Tea Company, Inc. *	1,616	6,577
United Natural Foods, Inc. *	1,904	28,332
Winn-Dixie Stores, Inc. *	1,648	15,936
		71,266
Retail Trade - 7.28%
99 Cents Only Stores *	1,487	12,253
Aaron Rents, Inc., Class B	15,820	380,155
Abercrombie & Fitch Company, Class A	5,670	124,683
Aeropostale, Inc. *	3,124	72,446
AnnTaylor Stores Corp. *	2,669	17,562
Big Lots, Inc. *	3,832	59,434
BJ's Wholesale Club, Inc. *	1,802	53,844
Borders Group, Inc. *	876	482
Casey's General Stores, Inc.	2,253	44,857
Cash America International, Inc.	1,356	19,526
Charming Shoppes, Inc. *	1,858	1,301
Chico's FAS, Inc. *	344,746	1,561,699
Children's Place Retail Stores, Inc. *	13,403	245,007
Citi Trends, Inc. *	668	8,150
Coldwater Creek, Inc. *	2,979	5,035
Conn's, Inc. *	16,000	196,800
Dick's Sporting Goods, Inc. *	4,005	49,462
DSW, Inc., Class A *	227	1,977
First Cash Financial Services, Inc. *	22,499	307,336
Foot Locker, Inc.	38,300	318,273
Fossil, Inc. *	2,178	27,486
Gaiam, Inc., Class A *	712	2,157
Hibbett Sports, Inc. *	1,330	18,647
Hot Topic, Inc. *	25,080	222,710
J. Crew Group, Inc. *	2,333	26,270
Kohl's Corp. *	39,200	1,377,488
Lumber Liquidators, Inc. *	501	4,800
MSC Industrial Direct Company, Inc., Class A	2,049	62,679
NBTY, Inc. *	2,590	38,513
Pantry, Inc. *	14,100	217,986
Retail Ventures, Inc. *	1,364	2,237
Shoe Carnival, Inc. *	14,693	100,647
Systemax, Inc. *	341	3,164
Talbots, Inc.	756	1,920
The Buckle, Inc.	15,620	370,663
The Dress Barn, Inc. *	27,995	277,710
The Men's Wearhouse, Inc.	803	8,576
The Wet Seal, Inc., Class A *	4,029	10,073
Titan Machinery, Inc. *	618	5,704
Tractor Supply Company *	35,424	1,106,646
Zale Corp. *	1,461	1,826

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Retail Trade (continued)
Zumiez, Inc. *	898	$7,085
		7,375,269
Sanitary Services - 1.33%
Darling International, Inc. *	3,824	16,558
PMFG, Inc. *	15,119	79,073
Waste Connections, Inc. *	52,504	1,251,695
		1,347,326
Semiconductors - 3.21%
Actel Corp. *	1,204	10,920
Advanced Analogic Technologies, Inc. *	41,724	131,431
Advanced Energy Industries, Inc. *	1,563	10,566
American Superconductor Corp. *	1,921	25,857
Amkor Technology, Inc. *	1,945	3,326
Applied Micro Circuits Corp. *	1,067	3,852
Atmel Corp. *	19,881	70,975
ATMI, Inc. *	40,202	534,687
Brooks Automation, Inc. *	2,970	12,712
Cabot Microelectronics Corp. *	1,085	22,329
Cavium Networks, Inc. *	1,144	10,879
Cirrus Logic, Inc. *	2,739	9,723
Cree, Inc. *	3,714	72,943
Cymer, Inc. *	26,983	498,376
Diodes, Inc. *	503	3,913
Emcore Corp. *	3,448	2,374
FormFactor, Inc. *	2,177	31,479
Hittite Microwave Corp. *	782	21,568
International Rectifier Corp. *	3,405	42,733
Kulicke & Soffa Industries, Inc. *	2,505	3,382
Lattice Semiconductor Corp. *	5,393	6,957
Mattson Technology, Inc. *	2,314	1,319
Micrel, Inc.	2,407	16,006
Microsemi Corp. *	3,787	38,287
Monolithic Power Systems, Inc. *	15,315	198,329
Netlogic Microsystems, Inc. *	6,816	161,607
O2Micro International, Ltd., ADR *	72,493	168,184
OmniVision Technologies, Inc. *	2,396	16,269
ON Semiconductor Corp. *	11,851	43,375
PMC-Sierra, Inc. *	64,171	327,914
QLogic Corp. *	3,885	35,820
Rambus, Inc. *	4,406	37,715
Rubicon Technology, Inc. *	596	2,372
Rudolph Technologies, Inc. *	680	1,843
Semtech Corp. *	28,139	330,633
Silicon Image, Inc. *	3,460	8,027
Silicon Laboratories, Inc. *	2,053	44,961
Silicon Motion Technology Corp., ADR *	64,080	132,005
Teradyne, Inc. *	5,140	21,228
Tessera Technologies, Inc. *	2,264	24,451
Triquint Semiconductor, Inc. *	6,812	15,872
Ultratech, Inc. *	1,042	11,441
Varian Semiconductor Equipment Associates, Inc. *	3,392	61,904
Veeco Instruments, Inc. *	1,428	6,083
Verigy, Ltd. *	2,701	18,664
		3,255,291
Software - 4.87%
ACI Worldwide, Inc. *	18,169	324,498
Advent Software, Inc. *	881	23,998
Allscripts Healthcare Solution, Inc. *	2,726	23,716
American Reprographics Company *	1,707	6,657
ANSYS, Inc. *	17,934	361,729
ArcSight, Inc. *	871	8,135
AsiaInfo Holdings, Inc. *	1,403	17,131
Aspen Technology, Inc. *	30,105	198,693
Blackbaud, Inc.	2,022	20,705
Blackboard, Inc. *	1,391	38,169
China Information Security Technology, Inc. *	1,214	3,096
Commvault Systems, Inc. *	84,236	920,699
Concur Technologies, Inc. *	1,939	40,700
Deltek, Inc. *	504	1,835
DivX, Inc. *	1,282	5,936
Ebix, Inc. *	10,891	227,622
Eclipsys Corp. *	2,298	18,315
Epicor Software Corp. *	2,519	7,078
EPIQ Systems, Inc. *	29,657	500,314
FARO Technologies, Inc. *	741	8,810
Genpact, Ltd. *	2,280	18,058
Igate Corp.	1,012	3,036
Innerworkings, Inc. *	1,474	3,095
Manhattan Associates, Inc. *	1,123	16,632
ManTech International Corp. *	6,813	355,434
MedAssets, Inc. *	1,385	20,470
MicroStrategy, Inc., Class A *	426	15,562
Monotype Imaging Holdings, Inc. *	443	1,094
MSC Software Corp. *	2,116	9,776
MSCI, Inc. *	3,380	53,269
NetSuite, Inc. *	710	6,532
Novell, Inc. *	5,645	17,838
Omnicell, Inc. *	1,463	10,504
Omniture, Inc. *	24,276	275,775
Pegasystems, Inc.	438	6,277
Progress Software Corp. *	930	14,824
Quality Systems, Inc.	859	33,252
Quest Software, Inc. *	3,090	34,917
Riverbed Technology, Inc. *	2,499	26,165
Soapstone Networks, Inc. *	52,938	174,166
Solera Holdings, Inc. *	17,441	362,598
SPSS, Inc. *	848	21,293
Sybase, Inc. *	14,970	406,885
Synchronoss Technologies, Inc. *	935	8,920
Taleo Corp. *	1,127	10,143
THQ, Inc. *	3,133	7,833
Tradestation Group, Inc. *	1,411	7,535
Ultimate Software Group, Inc. *	10,552	136,648
VeriFone Holdings, Inc. *	1,576	6,840
Websense, Inc. *	10,589	118,173
		4,941,380
Steel - 0.22%
AK Steel Holding Corp.	19,120	118,162
Northwest Pipe Company *	150	4,087
Olympic Steel, Inc.	6,994	86,586

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Steel (continued)
Schnitzer Steel Industries, Inc.	353	$10,110
		218,945
Telecommunications Equipment & Services - 7.80%
ADTRAN, Inc.	18,122	261,682
Airvana, Inc. *	1,046	5,659
Amdocs, Ltd. *	67,300	1,127,275
American Tower Corp., Class A *	49,900	1,453,088
Arris Group, Inc. *	2,869	17,558
Aruba Networks, Inc. *	2,553	7,046
Atheros Communications, Inc. *	2,819	34,054
Cbeyond Communications, Inc. *	1,062	15,303
Centennial Communications Corp., Class A *	3,796	31,241
Ciena Corp. *	2,742	14,725
CommScope, Inc. *	3,287	29,353
Comtech Telecommunications Corp. *	9,965	376,577
EchoStar Corp. *	1,956	32,039
FiberTower Corp. *	2,780	278
Finisar Corp. *	17,649	4,412
General Communication, Inc., Class A *	1,051	5,665
GeoEye, Inc. *	19,810	447,706
Global Crossing, Ltd. *	1,184	8,667
Globecomm Systems, Inc. *	36,296	181,480
Harmonic, Inc. *	4,439	24,148
Hughes Communications, Inc. *	452	4,728
ICO Global Communications Holdings, Ltd. *	5,389	1,347
Infinera Corp. *	3,506	25,243
InterDigital, Inc. *	2,019	59,318
J2 Global Communications, Inc. *	2,050	38,396
JDS Uniphase Corp. *	3,514	9,699
Mastec, Inc. *	96,100	909,106
NeuStar, Inc., Class A *	3,684	57,065
Neutral Tandem, Inc. *	1,055	21,047
NICE Systems, Ltd., ADR *	16,597	350,197
Oplink Communications, Inc. *	23,327	172,620
OpNext, Inc. *	1,056	1,763
Orbcomm, Inc. *	1,573	3,240
PAETEC Holding Corp. *	5,719	8,407
Polycom, Inc. *	3,888	51,710
Premiere Global Services, Inc. *	152,177	1,272,200
RCN Corp. *	1,749	7,503
SAVVIS, Inc. *	1,748	9,806
SBA Communications Corp. *	4,902	101,864
Shenandoah Telecommunications Company	1,046	22,123
Sonus Networks, Inc. *	12,724	15,778
Starent Networks Corp. *	21,276	336,374
Tekelec, Inc. *	21,623	265,098
TerreStar Corp. *	2,560	1,178
TW Telecom, Inc. *	6,547	52,638
UTStarcom, Inc. *	1,754	1,772
Viasat, Inc. *	1,297	23,735
Vonage Holdings Corp. *	3,657	1,280
		7,903,191
Tires & Rubber - 0.00%
Myers Industries, Inc.	658	2,599
Tobacco - 0.00%
Alliance One International, Inc. *	1,382	4,782
Toys, Amusements & Sporting Goods - 0.22%
Jakks Pacific, Inc. *	12,488	158,223
Marvel Entertainment, Inc. *	2,402	62,116
		220,339
Transportation - 0.43%
American Commercial Lines, Inc. *	1,893	6,323
Atlas Air Worldwide Holdings, Inc. *	330	4,666
Excel Maritime Carriers, Ltd.	22,900	88,394
Genco Shipping & Trading, Ltd.	5,822	71,436
Kirby Corp. *	2,372	52,279
Marten Transport, Ltd. *	9,125	151,110
PHI, Inc. *	582	5,075
Universal Truckload Services, Inc. *	150	1,813
UTI Worldwide, Inc.	4,195	51,557
		432,653
Transport-Marine - 0.00%
Safe Bulkers, Inc.	158	600
Travel Services - 0.01%
Ambassadors Group, Inc.	755	5,700
Interval Leisure Group, Inc. *	643	2,572
		8,272
Trucking & Freight - 2.26%
Arkansas Best Corp.	8,685	151,293
Celadon Group, Inc. *	34,943	200,922
Forward Air Corp.	1,352	22,497
Heartland Express, Inc.	18,883	233,583
Hub Group, Inc., Class A *	10,650	191,274
Knight Transportation, Inc.	2,748	35,614
Landstar Systems, Inc.	2,448	77,479
Navistar International Corp. *	47,600	1,342,320
Old Dominion Freight Lines, Inc. *	1,306	28,458
Werner Enterprises, Inc.	754	10,269
		2,293,709
Utility Service - 0.01%
Cal Dive International, Inc. *	2,194	11,080
Water Treatment Systems - 0.01%
Energy Recovery, Inc. *	1,402	8,847
TOTAL COMMON STOCKS (Cost $117,024,658)		$98,806,787
SHORT TERM INVESTMENTS - 2.16%
Federal Home Loan Bank Discount Notes zero coupon due 03/02/2009	$1,390,000	$1,389,995
JPMorgan Chase & Company 0.25% due 03/02/2009	800,000	799,995
TOTAL SHORT TERM INVESTMENTS (Cost $2,189,990)		$2,189,990

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Smaller Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
REPURCHASE AGREEMENTS - 2.19%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$2,217,009 on 03/02/2009,
collateralized by $2,270,000 U.S.
Treasury Bills Discount Notes,
zero coupon due 07/23/2009
(valued at $2,266,822 including
interest)	$2,217,000	$2,217,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,217,000)		$2,217,000
Total Investments (Smaller Company Growth Fund)
(Cost $121,431,648) - 101.84%		$103,213,777
Liabilities in Excess of Other Assets - (1.84)%		(1,867,636)
TOTAL NET ASSETS - 100.00%		$101,346,141

Spectrum Income Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 14.43%
Aerospace - 0.13%
Boeing Company	31,400	$987,216
Air Travel - 0.06%
Southwest Airlines Company	74,300	437,627
Aluminum - 0.04%
Alcoa, Inc.	53,100	330,813
Auto Parts - 0.08%
Genuine Parts Company	20,900	588,126
Banking - 0.54%
Allied Irish Banks PLC - London Exchange	134,025	73,286
Bank of America Corp.	262,701	1,037,669
Fifth Third Bancorp	73,300	154,663
KeyCorp	72,000	504,720
Marshall & Ilsley Corp. (a)	31,700	145,186
SunTrust Banks, Inc.	53,000	637,590
U.S. Bancorp	105,000	1,502,550
		4,055,664
Biotechnology - 0.14%
Amgen, Inc. *	21,000	1,027,530
Broadcasting - 0.02%
CBS Corp., Class B	36,750	156,922
Building Materials & Construction - 0.06%
Masco Corp.	87,800	452,170
Business Services - 0.23%
Computer Sciences Corp. *	31,400	1,090,836
H & R Block, Inc.	33,500	639,850
		1,730,686
Cable & Television - 0.08%
Cablevision Systems Corp., Class A	47,300	614,427
Cellular Communications - 0.07%
Vodafone Group PLC	287,200	508,882
Chemicals - 0.12%
E.I. Du Pont de Nemours & Company	46,900	879,844
Coal - 0.05%
CONSOL Energy, Inc.	15,300	416,925
Computers & Business Equipment - 0.15%
Cisco Systems, Inc. *	31,500	458,955
Dell, Inc. *	78,600	670,458
		1,129,413
Construction Materials - 0.15%
USG Corp. * (a)	30,100	173,677
Vulcan Materials Company (a)	23,600	977,276
		1,150,953
Cosmetics & Toiletries - 0.25%
International Flavors & Fragrances, Inc.	34,100	897,171
Kimberly-Clark Corp.	21,000	989,310
		1,886,481
Crude Petroleum & Natural Gas - 0.13%
Sunoco, Inc.	30,500	1,020,225
Drugs & Health Care - 0.27%
Wyeth	50,700	2,069,574
Electrical Equipment - 0.08%
Cooper Industries, Ltd., Class A	24,100	508,269
General Cable Corp. *	6,650	102,609
		610,878
Electrical Utilities - 0.65%
Constellation Energy Group, Inc.	18,400	363,584
Entergy Corp.	12,600	849,114
FirstEnergy Corp.	13,300	566,048
PG&E Corp.	26,200	1,001,364
Pinnacle West Capital Corp.	26,200	688,012
Teco Energy, Inc.	24,100	231,119
Xcel Energy, Inc.	68,570	1,216,432
		4,915,673
Electronics - 0.04%
Harman International Industries, Inc.	17,700	187,974
Tyco Electronics, Ltd.	10,400	98,592
		286,566
Energy - 0.33%
Duke Energy Corp.	80,090	1,078,812
NRG Energy, Inc. *	10,700	202,230
Progress Energy, Inc.	33,250	1,177,715
		2,458,757
Financial Services - 1.40%
American Express Company	86,200	1,039,572
Bank of New York Mellon Corp.	73,300	1,625,061
Capital One Financial Corp.	35,600	428,980
Goldman Sachs Group, Inc.	14,900	1,357,092
Janus Capital Group, Inc.	26,900	118,629
JPMorgan Chase & Company	159,350	3,641,148
Legg Mason, Inc.	10,500	134,715
SLM Corp. *	94,200	433,320
UBS AG - CHF *	55,651	521,114

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Financial Services (continued)
Wells Fargo & Company	104,700	$1,266,870
		10,566,501
Food & Beverages - 0.73%
Anheuser-Busch InBev NV	34,300	937,282
B&G Foods, Inc.	34,450	323,141
Hershey Company	73,400	2,472,846
Kraft Foods, Inc., Class A	49,900	1,136,722
McCormick & Company, Inc.	21,400	670,890
		5,540,881
Forest Products - 0.04%
Weyerhaeuser Company	13,300	321,328
Gas & Pipeline Utilities - 0.17%
NiSource, Inc.	92,000	805,000
Spectra Energy Corp.	37,300	484,900
Williams Companies, Inc.	270	3,051
		1,292,951
Healthcare Products - 0.17%
Johnson & Johnson	26,200	1,310,000
Healthcare Services - 0.07%
WellPoint, Inc. *	15,700	532,544
Homebuilders - 0.03%
D.R. Horton, Inc.	31,500	266,175
Hotels & Restaurants - 0.08%
Marriott International, Inc., Class A	44,700	632,952
Household Appliances - 0.13%
Black & Decker Corp.	12,700	300,609
Whirlpool Corp. (a)	31,500	700,245
		1,000,854
Household Products - 0.20%
Fortune Brands, Inc.	47,100	1,118,625
Newell Rubbermaid, Inc.	68,900	389,285
		1,507,910
Industrial Machinery - 0.12%
Deere & Company	31,900	876,931
Industrials - 0.30%
General Electric Company	267,000	2,272,170
Insurance - 0.52%
Chubb Corp.	16,100	628,544
Lincoln National Corp.	52,500	450,975
Marsh & McLennan Companies, Inc.	89,900	1,611,907
Progressive Corp. *	47,200	546,104
The Travelers Companies, Inc.	18,600	672,390
		3,909,920
International Oil - 2.03%
Anadarko Petroleum Corp.	31,800	1,111,410
BP PLC, SADR	39,300	1,507,548
Chevron Corp.	62,800	3,812,588
ConocoPhillips	10,500	392,175
Exxon Mobil Corp.	62,800	4,264,120
Murphy Oil Corp.	39,400	1,647,314
Royal Dutch Shell PLC, ADR	60,200	2,646,994
		15,382,149
Internet Content - 0.13%
Yahoo!, Inc. *	74,800	989,604
Internet Retail - 0.08%
eBay, Inc. *	53,100	577,197
Leisure Time - 0.18%
Lakes Gaming, Inc. *	22,900	56,334
MGM Mirage, Inc. * (a)	41,700	145,950
Walt Disney Company	68,300	1,145,391
		1,347,675
Manufacturing - 0.63%
3M Company	39,300	1,786,578
Eaton Corp.	10,200	368,730
Harley-Davidson, Inc. (a)	34,600	349,460
Honeywell International, Inc.	34,000	912,220
Illinois Tool Works, Inc.	49,700	1,381,660
		4,798,648
Mining - 0.01%
Freeport-McMoRan Copper & Gold, Inc., Class B	3,475	105,710
Multimedia - 0.16%
Time Warner, Inc.	159,700	1,218,511
Office Furnishings & Supplies - 0.10%
Avery Dennison Corp.	37,400	753,610
Paper - 0.18%
International Paper Company	104,170	592,727
MeadWestvaco Corp.	50,820	474,659
WPP PLC	53,100	275,488
		1,342,874
Petroleum Services - 0.22%
BJ Services Company	26,200	253,354
Complete Production Services, Inc. *	43,500	132,675
Schlumberger, Ltd.	32,700	1,244,562
		1,630,591
Pharmaceuticals - 0.58%
Bristol-Myers Squibb Company	62,900	1,157,989
Eli Lilly & Company	41,900	1,231,022
Merck & Company, Inc.	62,800	1,519,760
Pfizer, Inc.	36,115	444,576
		4,353,347
Publishing - 0.20%
McGraw-Hill Companies, Inc.	60,200	1,187,746
The New York Times Company, Class A (a)	73,200	302,316
		1,490,062
Real Estate - 0.00%
Weingarten Realty Investors, REIT	1,271	14,350
Retail Trade - 0.58%
Bed Bath & Beyond, Inc. * (a)	62,500	1,331,250
Home Depot, Inc.	102,100	2,132,869
Macy's, Inc.	36,700	288,829

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Retail Trade (continued)
Tiffany & Company (a)	31,500	$599,760
		4,352,708
Semiconductors - 0.28%
Analog Devices, Inc.	55,800	1,040,112
Applied Materials, Inc.	43,000	396,030
Intel Corp.	53,200	677,768
		2,113,910
Software - 0.20%
Microsoft Corp.	94,200	1,521,330
Steel - 0.17%
Nucor Corp.	37,700	1,268,605
Telephone - 0.83%
AT&T, Inc.	128,120	3,045,408
Qwest Communications International, Inc. (a)	267,300	906,147
Sprint Nextel Corp. *	219,375	721,744
Verizon Communications, Inc.	55,300	1,577,709
		6,251,008
Toys, Amusements & Sporting Goods - 0.10%
Mattel, Inc.	62,800	743,552
Trucking & Freight - 0.14%
United Parcel Service, Inc., Class B	26,200	1,078,916
TOTAL COMMON STOCKS (Cost $190,832,543)		$109,080,826
PREFERRED STOCKS - 0.16%
Banking - 0.03%
Bank of America Corp., Series L, 7.25%	550	198,000
Broadcasting - 0.01%
Spanish Broadcasting System, Series B, 10.75% (e)	308	77,000
Financial Services - 0.01%
Federal Home Loan Mortgage Corp., Series Z, 8.375% *	7,400	3,700
Federal National Mortgage Association, Series 08-1, 8.75% *	26,100	16,965
Federal National Mortgage Association, Series S, 8.25% *	6,125	5,023
XL Capital Ltd, Series C, 6.102%	8,000	62,700
		88,388
Telecommunications Equipment & Services - 0.11%
Crown Castle International Corp., 6.25%	12,050	500,075
Lucent Technologies Capital Trust I, 7.75%	1,400	350,000
		850,075
TOTAL PREFERRED STOCKS (Cost $4,191,746)		$1,213,463
TERM LOANS - 2.18%
Auto Parts - 0.02%
Goodyear Tire & Rubber Company
4.54% due 04/30/2014 (b)	250,000	173,839
Automobiles - 0.11%
Ford Motor Company
5.46% due 12/15/2013 (b)	2,496,823	797,942
Biotechnology - 0.03%
Invitrogen Corp.
5.25% due 09/15/2015 (b)	$249,375	244,076
Broadcasting - 0.04%
Clear Channel Communications, Inc.
6.326% due 11/13/2015	750,000	303,127
Business Services - 0.02%
First Data Corp.
3.34% due 09/24/2014 (b)	249,369	163,679
Cable & Television - 0.26%
CSC Holdings, Inc.
8.125% due 07/15/2009 (b)	486,486	443,676
Discovery Communications, Inc.
3.459% due 05/14/2014 (b)	498,734	452,067
Mediacom Broadband LLC
6.50% due 01/31/2015 (b)	247,500	227,390
Univision Communications, Inc.
7.60% due 09/29/2014 (b)	250,000	112,396
Weather Channel Company
7.25% due 07/25/2015 (b)	748,125	713,711
		1,949,240
Cellular Communications - 0.06%
Cricket Communications, Inc.
6.50% due 06/16/2013 (b)	249,361	230,815
MetroPCS Wireless, Inc., Series B3
3.189% due 11/03/2013 (b)	249,362	216,208
		447,023
Chemicals - 0.03%
Celanese Holdings LLC
2.935% due 03/30/2014 (b)	248,106	201,862
Commercial Services - 0.05%
Aramark Corp., Tranche B
7.485% due 01/26/2017 (b)	440,892	380,882
Computers & Business Equipment - 0.06%
Palm, Inc.
8.3775% due 04/24/2014 (b)	987,500	434,500
Containers & Glass - 0.08%
Graham Packaging Company
3.506% due 10/07/2011 (b)	748,096	625,908
Electrical Utilities - 0.02%
Calpine Corp.
5.725% due 03/29/2014 (b)	248,120	179,976
Energy - 0.11%
Dresser, Inc.
8.56% due 06/30/2009 (b)	1,250,000	562,500
Mirant North America LLC
4.1313% due 01/03/2013 (b)	247,627	225,753
NRG Energy, Inc.
2.673% due 02/01/2013 (b)	17,042	14,997
		803,250
Financial Services - 0.21%
Nuveen Investments, Inc.
3.821% due 11/09/2014 (b)	1,248,125	588,402

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (continued)
Financial Services (continued)
Pinnacle Foods Finance LLC
9.25% due 04/01/2015 (b)	$1,243,067	$1,007,273
		1,595,675
Food & Beverages - 0.16%
William Wrigley Jr. Company
4.30% due 07/15/2010 (b)	1,250,000	1,233,334
Healthcare Products - 0.08%
Bausch & Lomb, Inc.
9.00% due 04/30/2015 (b)	249,497	212,774
Biomet, Inc.
6.7619% due 03/25/2015	249,369	221,970
Boston Scientific Corp., Tranche B Bankdebt
3.6063% due 04/21/2011	205,752	189,086
		623,830
Healthcare Services - 0.09%
DaVita, Inc.
2.00% due 10/05/2011 (b)	235,577	209,664
Healthsouth Corp.
10.00% due 06/10/2013 (b)	220,529	194,617
Iasis Healthcare Corp.
10.605% due 06/16/2011 (b)	588,895	245,375
		649,656
Insurance - 0.02%
HUB International Holdings, Inc.
3.959% due 06/13/2014 (b)	248,137	174,937
Leisure Time - 0.04%
MGM Mirage, Inc.
3.056% due 10/03/2011 (b)	250,000	137,500
Town Sports International, Inc.
7.125% due 03/01/2014 (b)	245,625	122,812
		260,312
Medical-Hospitals - 0.22%
Community Health Systems, Inc.
3.438% due 07/25/2014 (b)(m)	250,000	211,676
HCA, Inc.
7.08% due 11/18/2012 (b)	1,691,004	1,471,596
		1,683,272
Paper - 0.11%
Domtar Corp.
3.7794% due 03/07/2014 (b)	238,690	199,902
Georgia-Pacific Corp.
4.7274% due 12/20/2012 (b)	721,968	623,149
		823,051
Retail - 0.03%
Supervalu, Inc.
3.095% due 06/20/2011	250,000	226,094
Software - 0.01%
Infor Global Solutions
7.709% due 03/15/2014 (b)	500,000	100,000
Telecommunications Equipment & Services - 0.30%
Fairpoint Communications, Inc.
5.283% due 03/31/2014	750,000	415,313
Trilogy International Partners
8.86% due 06/27/2012 (b)	500,000	210,000
West Corp.
2.837% due 10/24/2013 (b)	498,731	413,947
Wind Acquisition Finance SA, Series B
3.40% due 12/07/2011 (b)	1,384,766	1,204,746
		2,244,006
Utility Service - 0.02%
Texas Competitive Electric LLC
3.951% due 10/10/2014 (b)	248,116	154,669
TOTAL TERM LOANS (Cost $20,260,383)		$16,474,140
U.S. TREASURY OBLIGATIONS - 1.76%
Treasury Inflation Protected Securities (d) - 0.46%
1.625% due 01/15/2018	150,581	143,005
2.00% due 07/15/2014	976,238	970,441
1.75% due 01/15/2028	547,109	477,523
2.50% due 01/15/2029	44,079	43,790
1.375% due 07/15/2018	1,989,551	1,850,903
		3,485,662
U.S. Treasury Bonds - 0.82%
4.75% due 02/15/2037 ***	1,905,000	2,203,550
6.125% due 08/15/2029	940,000	1,218,768
7.125% due 02/15/2023	545,000	730,556
7.25% due 08/15/2022	1,380,000	1,859,980
8.875% due 02/15/2019	120,000	173,831
		6,186,685
U.S. Treasury Notes - 0.47%
1.125% due 01/15/2012	680,000	675,112
2.00% due 09/30/2010	350,000	356,193
3.125% due 09/30/2013	1,235,000	1,301,285
4.00% due 08/15/2018	1,100,000	1,186,883
		3,519,473
U.S. Treasury Strips - 0.01%
zero coupon due 05/15/2021	180,000	109,017
TOTAL U.S. TREASURY OBLIGATIONS (Cost $13,167,889)		$13,300,837
U.S. GOVERNMENT AGENCY OBLIGATIONS - 22.21%
Federal Home Loan Bank - 0.09%
5.78% due 10/01/2037 (b)	670,832	694,319
Federal Home Loan Mortgage Corp. - 3.09%
4.125% due 10/18/2010	1,750,000	1,822,679
4.451% due 07/01/2035 (b)	40,680	41,181
4.50% due 11/01/2018 to 06/01/2019	731,763	750,910
4.623% due 06/01/2038 (b)	216,677	221,274
4.633% due 07/01/2035 (b)	110,363	112,725
4.685% due 02/01/2035 (b)	170,465	173,594
4.735% due 07/01/2038 (b)	446,849	456,582
5.00% due 10/01/2018 to 12/01/2035	5,074,319	5,180,165
5.052% due 03/01/2036 (b)	504,811	519,822
5.061% due 11/01/2035 (b)	201,158	207,205
5.135% due 01/01/2036 (b)	844,325	868,159

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
5.154% due 09/01/2035 (b)		$144,679	$149,027
5.264% due 09/01/2032 (b)		6,106	6,237
5.313% due 02/01/2037 (b)		203,045	209,233
5.34% due 04/01/2037 (b)		564,605	582,179
5.355% due 02/01/2037 to 05/01/2037 (b)		681,351	702,860
5.371% due 01/01/2036 (b)		97,547	100,912
5.411% due 02/01/2038 (b)		431,656	445,578
5.44% due 02/01/2037 (b)		866,017	897,342
5.50% due 03/01/2018 to 12/01/2034		638,692	661,621
5.511% due 10/01/2036 (b)		559,797	578,976
5.911% due 02/01/2037 (b)		236,392	245,527
5.958% due 01/01/2037 (b)		225,726	234,585
5.986% due 11/01/2036 to 12/01/2036 (b)		1,208,109	1,255,371
6.00% due 11/01/2011 to 12/01/2099		3,799,547	3,959,204
6.021% due 10/01/2036 (b)		805,686	836,282
6.114% due 10/01/2036 (b)		650,160	676,952
6.208% due 08/01/2036 (b)		794,863	827,792
6.50% due 05/01/2017 to 01/01/2036		583,216	612,739
7.00% due 02/01/2024 to 06/01/2032		40,030	42,599
7.50% due 05/01/2024 to 06/01/2024		4,370	4,628
10.50% due 05/01/2019		204	228
			23,384,168
Federal National Mortgage Association - 6.97%
4.381% due 07/01/2027 (b)		1,523	1,536
4.483% due 10/01/2033 (b)		102,105	102,140
4.50% due 05/01/2019 to 09/01/2035		3,627,661	3,706,867
4.582% due 07/01/2035 (b)		128,747	131,227
4.781% due 09/01/2035 (b)		499,631	513,917
4.805% due 11/01/2035 (b)		162,703	165,175
4.821% due 04/01/2038 (b)		232,591	238,726
4.849% due 05/01/2038 (b)		137,588	141,349
4.855% due 05/01/2038 (b)		430,485	442,330
4.878% due 05/01/2038 (b)		391,664	402,245
4.896% due 08/01/2038 (b)		459,920	472,140
5.00% due 03/01/2018 to 02/01/2036		6,015,979	6,182,043
5.319% due 12/01/2035 (b)		385,755	399,749
5.413% due 09/01/2037 (b)		450,785	468,705
5.462% due 06/01/2037 (b)		132,756	137,475
5.487% due 01/01/2019 (b)		1,002	1,023
5.50% due 07/01/2013 to 08/01/2037		18,377,263	18,915,399
5.52% due 12/01/2035 to 01/01/2037 (b)		566,187	587,954
5.536% due 07/01/2036 (b)		542,165	562,399
5.62% due 10/01/2035		372,208	379,492
5.652% due 12/01/2035 (b)		85,574	88,857
5.794% due 11/01/2037 (b)		691,421	717,836
5.802% due 08/01/2037 (b)		273,422	285,154
5.979% due 08/01/2036 to 09/01/2036 (b)		983,186	1,024,085
6.00% due 03/01/2021 to 09/01/2038		8,198,171	8,522,798
6.00% TBA **		535,000	559,848
6.028% due 12/01/2036 (b)		486,304	506,819
6.50% due 06/01/2013 to 04/01/2038		6,012,153	6,310,504
7.00% due 12/01/2029 to 04/01/2037		87,144	92,399
7.125% due 01/15/2030		440,000	598,985
			52,659,176
Government National Mortgage Association - 12.06%
6.00% due 12/15/2038		3,591,304	3,741,366
4.00% due 09/15/2018		524,146	528,814
4.50% due 09/15/2018 to 05/20/2036		3,404,600	3,431,777
5.00% due 02/15/2018 to 07/20/2038		16,351,758	16,743,230
5.50% due 02/15/2029 to 02/20/2039		32,619,895	33,604,157
6.00% due 07/20/2012 to 12/15/2038		19,400,024	20,202,553
6.50% due 07/15/2009 to 08/15/2037		7,909,934	8,298,236
6.50% TBA **		2,160,336	2,255,526
7.00% due 04/15/2017 to 10/20/2036		2,222,578	2,358,696
9.25% due 10/15/2016 to 12/15/2019		4,395	4,819
9.50% due 08/15/2009 to 10/15/2009		479	486
9.75% due 07/15/2017 to 02/15/2021		4,009	4,509
10.25% due 05/15/2020 to 11/15/2020		4,400	5,066
11.75% due 08/15/2013		1,202	1,349
12.00% due 10/15/2010 to 12/15/2012		192	208
12.25% due 03/15/2014 to 07/20/2015		1,099	1,272
12.50% due 06/15/2010		1,499	1,574
12.75% due 12/20/2013 to 11/20/2014		904	1,052
			91,184,690
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $162,741,332)			$167,922,353
FOREIGN GOVERNMENT OBLIGATIONS - 12.34%
Argentina - 0.03%
Republic of Argentina
7.875% due 04/11/2011		300,000	219,000
Austria - 0.02%
Republic of Austria
6.25% due 07/15/2027	EUR	94,000	138,505
Belgium - 0.18%
Kingdom of Belgium
3.00% due 03/28/2010		540,000	696,702
4.25% due 09/28/2013		197,000	261,597
5.00% due 03/28/2035		322,000	424,565
			1,382,864
Brazil - 1.56%
Federative Republic of Brazil
5.875% due 01/15/2019		$775,000	730,437
6.00% due 01/17/2017		330,000	320,790
6.00% due 05/15/2015	BRL	420,000	302,308
7.125% due 01/20/2037		$1,800,000	1,768,500
8.75% due 02/04/2025		475,000	537,937
8.875% due 10/14/2019		500,000	573,750
10.00% due 01/01/2012	BRL	3,250,000	1,327,602
10.00% due 01/01/2014		7,227,000	2,799,171
10.00% due 01/01/2010		612,000	258,417
10.00% due 01/01/2017		6,259,000	2,296,991
11.00% due 08/17/2040		$700,000	861,273
			11,777,176
Canada - 0.42%
Government of Canada
3.50% due 06/01/2013	CAD	415,000	347,557
3.75% due 06/01/2019		1,950,000	1,615,624
5.75% due 06/01/2033		300,000	308,435

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Canada (continued)
Province of Ontario
5.00% due 03/08/2014	CAD	1,045,000	$892,234
			3,163,850
Colombia - 0.07%
Republic of Colombia
7.375% due 01/27/2017		$200,000	201,100
7.375% due 09/18/2037		200,000	183,000
7.375% due 09/18/2037		150,000	134,476
			518,576
Denmark - 0.09%
Kingdom of Denmark
5.00% due 11/15/2013	DKK	3,277,000	605,764
7.00% due 11/10/2024		364,000	82,268
			688,032
El Salvador - 0.02%
Republic of El Salvador
7.65% due 06/15/2035		$256,000	181,760
France - 0.73%
Government of France
4.25% due 10/25/2017	EUR	2,462,000	3,296,313
4.75% due 10/25/2012		167,000	229,344
5.50% due 04/25/2029		312,000	459,144
5.75% due 10/25/2032		990,000	1,526,356
			5,511,157
Gabon - 0.04%
Republic of Gabon
8.20% due 12/12/2017		$500,000	337,930
Germany - 0.46%
Federal Republic of Germany
3.50% due 01/04/2016	EUR	105,000	139,132
3.50% due 04/12/2013		24,000	32,101
3.75% due 01/04/2015		180,000	243,751
4.00% due 01/04/2037		219,000	283,195
4.00% due 01/04/2018		50,000	68,437
4.50% due 01/04/2013		435,000	600,420
4.75% due 07/04/2028		150,000	207,692
4.75% due 07/04/2034		287,000	404,576
5.25% due 01/04/2011		1,100,000	1,492,407
			3,471,711
Ghana - 0.07%
Republic of Ghana
8.50% due 10/04/2017		$700,000	461,027
8.50% due 10/04/2017		150,000	94,500
			555,527
Greece - 0.26%
Republic of Greece
5.25% due 05/18/2012	EUR	720,000	932,679
6.00% due 05/19/2010		810,000	1,067,377
			2,000,056
Grenada - 0.02%
Government of Grenada
2.50% due 09/15/2025 (e)		$430,000	152,650
Hungary - 0.20%
Republic of Hungary
5.50% due 02/12/2014	HUF	107,940,000	346,686
6.75% due 02/24/2017 (j)		233,070,000	748,090
7.25% due 06/12/2012		107,510,000	387,469
			1,482,245
Indonesia - 0.23%
Republic of Indonesia
6.625% due 02/17/2037		$600,000	399,558
6.875% due 03/09/2017		342,000	273,915
6.875% due 01/17/2018		950,000	722,000
7.75% due 01/17/2038		300,000	220,269
10.375% due 05/04/2014 (j)		100,000	99,868
			1,715,610
Iraq - 0.20%
Republic of Iraq
5.80% due 01/15/2028		3,507,000	1,525,545
Ireland - 0.02%
Republic of Ireland
4.00% due 04/18/2010	EUR	96,000	123,429
Italy - 0.87%
Republic of Italy
4.00% due 02/01/2037		1,370,000	1,423,479
4.25% due 08/01/2014		1,302,000	1,698,478
5.25% due 09/20/2016		$450,000	453,807
5.25% due 08/01/2017	EUR	1,130,000	1,534,269
5.50% due 11/01/2010		1,036,000	1,388,594
7.25% due 11/01/2026		75,000	115,324
			6,613,951
Jamaica - 0.07%
Government of Jamaica
9.00% due 06/02/2015		$215,000	189,200
10.625% due 06/20/2017		350,000	311,500
			500,700
Japan - 3.77%
Government of Japan
1.00% due 12/20/2012	JPY	188,500,000	1,961,482
1.10% due 12/10/2016		300,379,300	2,556,433
1.10% due 09/10/2016		84,620,700	724,082
1.30% due 12/20/2013		393,400,000	4,145,544
1.30% due 03/20/2015		146,200,000	1,542,971
1.40% due 03/21/2011		86,150,000	900,473
1.40% due 03/20/2012		188,400,000	1,983,210
1.40% due 03/20/2018		343,350,000	3,597,733
1.40% due 03/10/2018		132,528,000	1,134,014
1.50% due 06/20/2012		299,600,000	3,167,515
1.70% due 09/20/2016		225,300,000	2,444,316
2.00% due 06/20/2022		55,200,000	584,101
2.00% due 12/20/2033		95,150,000	972,716
2.20% due 06/22/2020		32,050,000	353,768
2.30% due 06/20/2028		41,600,000	454,965
3.75% due 03/20/2025		188,900,000	1,969,120
			28,492,443

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Malaysia - 0.09%
Government of Malaysia
3.702% due 02/25/2013	MYR	805,000	$219,094
3.70% due 05/15/2013		866,000	235,229
5.625% due 03/15/2016		$250,000	241,558
			695,881
Mexico - 0.88%
Government of Mexico
5.625% due 01/15/2017		270,000	260,415
5.95% due 03/19/2019		1,200,000	1,152,000
5.95% due 03/19/2019		50,000	48,000
7.50% due 06/03/2027	MXN	6,300,000	364,535
8.00% due 12/17/2015		27,815,000	1,804,213
8.00% due 12/07/2023		1,000,000	61,735
8.00% due 12/19/2013		30,800,000	2,002,000
8.125% due 12/30/2019		$65,000	71,500
9.00% due 12/20/2012	MXN	4,585,000	312,099
9.50% due 12/18/2014		1,260,000	87,807
10.00% due 11/20/2036		6,750,000	484,777
			6,649,081
Netherlands - 0.11%
Kingdom of Netherlands
4.50% due 07/15/2017	EUR	495,000	664,787
5.50% due 01/15/2028		137,000	197,577
			862,364
Peru - 0.07%
Republic of Peru
6.55% due 03/14/2037		$580,000	496,509
Poland - 0.04%
Republic of Poland
5.25% due 10/25/2017	PLN	397,000	103,297
6.25% due 10/24/2015		765,000	213,420
			316,717
Portugal - 0.02%
Republic of Portugal
5.15% due 06/15/2011	EUR	118,000	158,440
Russia - 0.39%
Government of Russia
7.50% due 03/31/2030		$3,341,800	2,947,100
Serbia - 0.16%
Republic of Serbia
3.75 due 11/01/2024		1,730,000	1,176,400
South Africa - 0.15%
Republic of South Africa
5.875% due 05/30/2022		400,000	350,000
6.50% due 06/02/2014		485,000	480,150
8.00% due 12/21/2018	ZAR	1,060,000	101,038
13.50% due 09/15/2015		1,650,000	207,546
			1,138,734
Spain - 0.08%
Kingdom of Spain
4.00% due 01/31/2010	EUR	46,000	59,725
5.75% due 07/30/2032		380,000	542,662
			602,387
Sweden - 0.11%
Kingdom of Sweden
3.75% due 08/12/2017	SEK	3,590,000	430,549
5.125% due 03/01/2017		$425,000	431,456
			862,005
Turkey - 0.33%
Republic of Turkey
6.875% due 03/17/2036		785,000	586,787
7.00% due 06/05/2020		378,000	322,245
7.00% due 03/11/2019		100,000	88,500
7.375% due 02/05/2025		40,000	33,600
8.00% due 02/14/2034		250,000	213,750
8.00% due 02/14/2034		187,000	157,095
10.00% due 02/15/2012	TRY	825,000	444,261
14.00% due 01/19/2011		79,961	45,599
14.00% due 09/26/2012		1,053,000	568,277
			2,460,114
Ukraine - 0.01%
Republic of Ukraine
7.65% due 06/11/2013		$250,000	92,500
United Kingdom - 0.52%
Government of United Kingdom
4.25% due 06/07/2032	GBP	1,856,000	2,573,433
4.50% due 03/07/2013		300,000	467,687
4.75% due 06/07/2010		570,000	855,311
			3,896,431
Vietnam - 0.05%
Socialist Republic of Vietnam
6.875% due 01/15/2016		$449,000	391,867
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $101,121,205)			$93,299,247
CORPORATE BONDS - 34.37%
Advertising - 0.09%
Lamar Advertising Co, Series B
2.875% due 12/31/2010		227,000	167,412
Lamar Media Corp.
6.625% due 08/15/2015 (a)		475,000	306,375
Lamar Media Corp., Series C
6.625% due 08/15/2015		225,000	140,625
R.H. Donnelley Corp., Series A-2
6.875% due 01/15/2013		575,000	24,438
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		150,000	6,750
			645,600
Aerospace - 0.54%
BE Aerospace, Inc.
8.00% due 06/09/2014		248,750	233,514
8.50% due 07/01/2018		450,000	358,875
GenCorp, Inc.
9.50% due 08/15/2013		750,000	530,625
Lockheed Martin Corp.
4.121% due 03/14/2013		440,000	445,713
Northrop Grumman Corp.
7.125% due 02/15/2011		695,000	742,977

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Aerospace (continued)
Northrop Grumman Corp. (continued)
7.75% due 03/01/2016		$35,000	$39,711
Rolls-Royce Group PLC, EMTN
4.50% due 03/16/2011	EUR	53,000	67,660
TransDigm, Inc.
7.75% due 07/15/2014		$475,000	437,000
United Technologies Corp.
5.375% due 12/15/2017		110,000	112,329
5.40% due 05/01/2035		110,000	100,256
6.125% due 02/01/2019		340,000	360,775
6.35% due 03/01/2011		295,000	314,663
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		550,000	302,500
			4,046,598
Agriculture - 0.05%
Bunge, Ltd.
5.90% due 04/01/2017		460,000	355,518
Air Travel - 0.12%
Air Jamaica, Ltd.
9.375% due 07/08/2015		69,643	49,447
Air Jamaica, Ltd., Series REGS
9.375% due 07/08/2015		37,143	26,372
American Airlines Pass Through Trust, Series 01-2
7.858% due 10/01/2011		100,000	86,500
Delta Air Lines, Inc., Series 00A2
7.57% due 11/18/2010		450,000	411,750
Delta Airlines, Inc.
6.821% due 08/10/2022		127,059	89,576
Greater Toronto Airports Authority, MTN
6.25% due 12/13/2012	CAD	47,000	38,907
6.47% due 02/02/2034		40,000	29,303
Southwest Airlines Company
6.50% due 03/01/2012		$160,000	153,186
			885,041
Aluminum - 0.01%
Novelis, Inc.
7.25% due 02/15/2015		325,000	101,563
Apparel & Textiles - 0.10%
INVISTA
9.25% due 05/01/2012 (h)		725,000	667,000
Polo Ralph Lauren Corp.
4.50% due 10/04/2013	EUR	50,000	53,023
			720,023
Auto Parts - 0.16%
Allison Transmission, Inc.
11.25% due 11/01/2015 (h)		$1,050,000	404,250
Commercial Vehicle Group, Inc.
8.00% due 07/01/2013		375,000	168,750
Goodyear Tire & Rubber Company
8.625% due 12/01/2011		613,000	490,400
Tenneco Automotive, Inc.
8.625% due 11/15/2014		275,000	38,500
United Components, Inc.
9.375% due 06/15/2013		250,000	98,750
			1,200,650
Auto Services - 0.22%
ERAC USA Finance Company
5.60% due 05/01/2015 (h)		240,000	159,852
7.95% due 12/15/2009 (h)		115,000	110,427
Hertz Corp.
8.875% due 01/01/2014		450,000	220,500
10.50% due 01/01/2016		1,600,000	600,000
KAR Holdings, Inc.
7.1925% due 05/01/2014 (b)		250,000	90,000
10.00% due 05/01/2015		1,225,000	416,500
United Rentals North America, Inc.
6.50% due 02/15/2012		50,000	39,250
			1,636,529
Automobiles - 0.20%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	100,000	116,070
DaimlerChrysler N.A. Holding Corp., MTN
1.6344% due 08/03/2009 (b)		$655,000	645,236
DaimlerChrysler NA Holding Corp.
6.50% due 11/15/2013		190,000	176,609
DaimlerChrysler North America Holding
7.20% due 09/01/2009		160,000	159,537
Fiat Finance & Trade, Ltd.
6.625% due 02/15/2013	EUR	55,000	45,322
Fiat Finance North America, Inc., EMTN
5.625% due 06/12/2017		50,000	34,071
Ford Motor Company
7.45% due 07/16/2031		$400,000	75,000
General Motors Corp.
7.20% due 01/15/2011		350,000	56,000
8.375% due 07/15/2033		850,000	112,625
PACCAR, Inc.
6.875% due 02/15/2014		85,000	86,720
			1,507,190
Banking - 1.94%
American Express Centurion Bank
5.55% due 10/17/2012		100,000	93,719
ATF Bank
9.00% due 05/11/2016		150,000	58,386
9.25% due 04/12/2012		50,000	31,490
Australia & New Zealand Banking Group, Ltd., EMTN
4.375% due 05/24/2012	EUR	95,000	120,252
4.45% due 02/05/2015 (b)		84,000	96,719
BAC Capital Trust VI
5.625% due 03/08/2035		$445,000	193,934
Banca Intesa SpA, EMTN
5.85% due 05/08/2014 (b)	EUR	67,000	80,692
Banca Monte dei Paschi di Siena SpA, EMTN
4.50% due 09/24/2015 (b)		75,000	88,241
4.875% due 05/31/2016		50,000	53,209
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$290,000	268,613
Bank of America Corp.
5.65% due 05/01/2018		1,260,000	1,066,967
5.75% due 08/15/2016		210,000	145,249
Bank of America Corp., EMTN
4.00% due 03/28/2017 (b)	EUR	100,000	73,638

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Banking (continued)
Bank of America Corp., EMTN (continued)
4.625% due 02/18/2014	EUR	65,000	$75,521
5.25% due 11/09/2016	GBP	100,000	119,687
Bank of America Corp., MTN
4.75% due 05/23/2017 (b)	EUR	50,000	41,484
Bank of Ireland
6.45% due 02/10/2010		49,000	62,574
Bank of Montreal
5.20% due 06/21/2017 (b)	CAD	49,000	38,399
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013		$240,000	235,130
Bank of Nova Scotia
8.30% due 09/27/2013	CAD	97,000	86,603
Bank One Corp.
5.25% due 01/30/2013		$200,000	194,287
7.875% due 08/01/2010		310,000	319,872
Banque du Liban, EMTN
10.00% due 04/25/2015		100,000	105,870
Barclays Bank PLC
7.40% due 12/15/2009		150,000	149,562
Barclays Bank PLC, EMTN
5.75% due 03/08/2011	EUR	86,000	108,566
BB&T Capital Trust II
6.75% due 06/07/2036		$180,000	120,139
BNP Paribas, EMTN
4.75% due 04/04/2011	EUR	100,000	129,368
5.25% due 12/17/2012		50,000	63,066
Credit Agricole SA, EMTN
5.971% due 01/02/2018		100,000	134,960
Credit Agricole SA, Series TSDI
5.00% due 06/20/2049 (b)	GBP	125,000	102,968
Credit Suisse Group Finance Guernsey, Ltd.
6.375% due 06/07/2013	EUR	116,000	144,243
Deutsche Bank AG
5.125% due 01/31/2013		35,000	43,874
Deutsche Bank AG, EMTN
4.50% due 03/07/2011		100,000	129,006
Deutsche Genossenschafts-Hypothekenbank AG, EMTN
4.00% due 10/31/2016		800,000	1,019,060
DnB NOR Bank ASA, EMTN
4.75% due 03/28/2011		75,000	96,757
Eurohypo AG
4.50% due 01/21/2013 (h)		342,000	451,505
Fifth Third Bancorp
6.25% due 05/01/2013		$275,000	262,553
8.25% due 03/01/2038		150,000	108,699
Fortis Bank SA/NV, EMTN
5.757% due 10/04/2017	EUR	75,000	84,399
HBOS PLC
6.00% due 11/01/2033 (h)		$420,000	252,785
HBOS PLC, EMTN
4.375% due 10/30/2019 (b)	EUR	59,000	59,231
HSBC Bank PLC, EMTN
4.25% due 03/18/2016 (b)		71,000	80,925
HSBC Bank USA, Inc.
4.625% due 04/01/2014		$100,000	94,381
HSBC Capital Funding LP
8.03% due 12/29/2049 (b)	EUR	25,000	13,945
HSBC Holdings PLC
3.625% due 06/29/2020 (b)		75,000	68,480
6.50% due 05/02/2036		$175,000	154,802
9.875% due 04/08/2018	GBP	120,000	190,647
HSBK Europe BV
7.25% due 05/03/2017		$100,000	34,500
7.75% due 05/13/2013		140,000	57,359
9.25% due 10/16/2013		200,000	83,974
Hypothekenbank in Essen AG
3.875% due 11/21/2013	EUR	421,000	542,465
Independence Community Bank Corp.
3.75% due 04/01/2014 (b)		$15,000	12,076
ING Bank NV, EMTN
5.50% due 01/04/2012	EUR	71,000	89,988
Intesa Sanpaolo SpA, EMTN
4.375% due 06/26/2018 (b)		50,000	53,632
Intesabci Capital Trust
6.988% due 07/29/2049 (b)		55,000	28,239
Kreditanstalt fuer Wiederaufbau
4.70% due 06/02/2037	CAD	430,000	325,291
Kreditanstalt fuer Wiederaufbau, EMTN
7.375% due 01/27/2010	NGN	50,000,000	277,806
8.50% due 01/18/2011		30,000,000	139,980
Kreditanstalt fuer Wiederaufbau, Series EXCH
5.50% due 12/07/2015	GBP	455,000	715,402
Landwirtschaftliche Rentenbank, Series 7
3.75% due 06/15/2009		$110,000	110,791
MPS Capital Trust I
7.99% due 12/29/2049 (b)	EUR	35,000	15,086
National Australia Bank, Ltd., EMTN
4.50% due 06/23/2016 (b)		100,000	107,121
NCNB Corp.
9.375% due 09/15/2009		$275,000	271,154
Nordea Bank Finland PLC, EMTN
5.75% due 03/26/2014 (b)	EUR	52,000	65,906
Northern Trust Company, BKNT
4.60% due 02/01/2013		$120,000	119,130
Northern Trust Corp.
5.30% due 08/29/2011		144,000	145,498
5.50% due 08/15/2013		215,000	222,413
PNC Funding Corp.
5.625% due 02/01/2017		195,000	179,260
7.50% due 11/01/2009		190,000	189,329
Rabobank Nederland, EMTN
3.125% due 07/19/2010	EUR	75,000	95,359
4.25% due 01/16/2017		100,000	125,042
Royal Bank of Canada
5.00% due 01/20/2014	CAD	99,000	82,410
5.75% due 07/25/2011	EUR	50,000	65,357
Royal Bank of Scotland Group PLC, EMTN
5.25% due 05/15/2013		60,000	75,048
Royal Bank of Scotland PLC, EMTN
6.00% due 05/10/2013		40,000	43,900
6 due 06/29/2049 (b)	GBP	47,000	23,551
Sanpaolo IMI SpA, EMTN
3.75% due 06/09/2015 (b)	EUR	64,000	76,235
Santander Issuances SA, EMTN
4.75% due 05/29/2019 (b)		100,000	102,889

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Banking (continued)
Standard Chartered Bank, EMTN
3.625% due 02/03/2017 (b)	EUR	210,000	$217,971
Sumitomo Mitsui Banking Corp.
4.375% due 07/29/2049 (b)		100,000	60,852
5.625% due 07/29/2049 (b)(h)		$200,000	141,135
SunTrust Banks, Inc.
7.75% due 05/01/2010		175,000	178,086
Svenska Handelsbanken, EMTN
6.125% due 03/29/2049 (b)	GBP	49,000	67,834
Toronto-Dominion Bank, EMTN
4.875% due 01/23/2013	EUR	100,000	126,011
Toronto-Dominion Bank, MTN
5.69% due 06/03/2018 (b)	CAD	119,000	94,779
UniCredito Italiano SpA, EMTN
5.75% due 09/26/2017	EUR	95,000	97,885
6.10% due 02/28/2012		24,000	30,450
US Bancorp, MTN, Series P
4.50% due 07/29/2010		$190,000	191,924
US Bank NA, BKNT
6.375% due 08/01/2011		400,000	420,454
VTB Capital SA
6.875% due 05/29/2018		250,000	167,992
Wachovia Corp.
5.75% due 02/01/2018		645,000	602,851
Westpac Banking Corp., EMTN
4.875% due 09/28/2012	EUR	75,000	95,955
			14,684,827
Biotechnology - 0.10%
Amgen, Inc.
6.40% due 02/01/2039		$65,000	62,810
Biogen Idec, Inc.
6.00% due 03/01/2013		400,000	402,953
Genentech, Inc.
4.40% due 07/15/2010		125,000	127,000
4.75% due 07/15/2015		160,000	157,883
			750,646
Broadcasting - 0.51%
Allbritton Communications Company
7.75% due 12/15/2012		200,000	90,000
British Sky Broadcasting Group PLC
6.10% due 02/15/2018 (h)		445,000	398,402
9.50% due 11/15/2018 (h)		110,000	115,344
BSKYB Finance UK PLC
5.75% due 10/20/2017	GBP	115,000	146,183
News America, Inc.
6.15% due 03/01/2037		$685,000	533,022
6.20% due 12/15/2034		190,000	144,379
6.40% due 12/15/2035		380,000	298,457
Time Warner Cable, Inc.
5.40% due 07/02/2012		805,000	774,485
7.30% due 07/01/2038		1,145,000	1,044,519
XM Satellite Radio Holdings, Inc.
13.00% due 08/01/2013 (h)		750,000	330,000
			3,874,791
Building Materials & Construction - 0.33%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on 03/01/2009 due 03/01/2014		250,000	75,000
Cemex Finance Europe BV
4.75% due 03/05/2014	EUR	50,000	30,413
Columbus McKinnon Corp.
8.875% due 11/01/2013		$575,000	524,688
CRH America, Inc.
5.30% due 10/15/2013 (h)		140,000	108,134
6.00% due 09/30/2016		240,000	171,332
6.40% due 10/15/2033		65,000	38,688
Esco Corp.
5.8713% due 12/15/2013 (b)(h)		175,000	108,500
8.625% due 12/15/2013 (h)		600,000	453,000
Lafarge SA
6.15% due 07/15/2011		140,000	123,365
Linde Finance BV
6.50% due 01/29/2016	GBP	65,000	96,108
Linde Finance BV, EMTN
4.75% due 04/24/2017	EUR	100,000	119,730
Obrascon Huarte Lain SA
5.00% due 05/18/2012		100,000	88,662
Texas Industries, Inc.
7.25% due 07/15/2013		$525,000	372,750
7.25% due 07/15/2013 (h)		125,000	88,750
US Concrete, Inc.
8.375% due 04/01/2014		200,000	75,500
			2,474,620
Business Services - 0.60%
Affinity Group, Inc.
9.00% due 02/15/2012		100,000	55,000
10.875% due 02/15/2012		48,587	21,621
Deluxe Corp.
7.375% due 06/01/2015		600,000	381,000
Dun & Bradstreet Corp.
5.50% due 03/15/2011		120,000	120,560
First Data Corp.
9.875% due 09/24/2015		1,025,000	563,750
10.55% due 09/24/2015		800,000	352,000
FTI Consulting, Inc.
7.625% due 06/15/2013		375,000	374,062
7.75% due 10/01/2016		475,000	469,063
Manpower, Inc., EMTN
4.75% due 06/14/2013	EUR	50,000	53,151
Mobile Services Group, Inc.
9.75% due 08/01/2014		$525,000	412,125
Nebraska Book Company, Inc.
8.625% due 03/15/2012		625,000	325,000
SunGard Data Systems, Inc.
9.125% due 08/15/2013		448,000	380,800
9.125% due 08/11/2013		249,375	177,056
10.625% due 05/15/2015 (h)		175,000	147,875
Thomson Reuters Corp.
5.20% due 12/01/2014	CAD	40,000	31,110
5.95% due 07/15/2013		$390,000	385,176
6.50% due 07/15/2018		340,000	318,613
			4,567,962

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Cable & Television - 1.40%
AT&T Broadband Corp.
8.375% due 03/15/2013		$409,000	$436,303
Cablemas SA de CV, Series REGS
9.375% due 11/15/2015		200,000	183,000
Comcast Cable Communications, Inc.
6.75% due 01/30/2011		125,000	129,524
Comcast Corp.
5.70% due 05/15/2018		525,000	485,151
5.85% due 01/15/2010		100,000	101,237
COX Communications, Inc.
6.25% due 06/01/2018 (h)		445,000	391,034
7.125% due 10/01/2012		171,000	169,589
9.375% due 01/15/2019 (h)		220,000	231,989
CSC Holdings, Inc.
7.625% due 07/15/2018		350,000	313,250
8.50% due 04/15/2014 (h)		875,000	840,000
8.625% due 02/15/2019 (h)		125,000	116,875
Direct TV Holdings LLC
7.625% due 05/15/2016		425,000	408,000
DirecTV Holdings LLC
8.375% due 03/15/2013		350,000	353,500
EchoStar DBS Corp.
6.375% due 10/01/2011		375,000	358,125
6.625% due 10/01/2014		500,000	450,000
7.75% due 05/31/2015		100,000	92,250
Grupo Televisa SA
6.00% due 05/15/2018		150,000	124,671
Historic TW, Inc.
6.875% due 06/15/2018		1,065,000	993,770
ITV PLC, EMTN
4.75% due 10/03/2011	EUR	60,000	57,809
Kabel Deutschland GmbH
10.625% due 07/01/2014		$375,000	376,875
Mediacom Broadband LLC
8.50% due 10/15/2015		400,000	339,000
Rainbow National Services LLC
8.75% due 09/01/2012 (h)		100,000	100,125
Rogers Cable, Inc.
5.50% due 03/15/2014		160,000	158,024
6.25% due 06/15/2013		335,000	332,168
Shaw Communications, Inc.
8.25% due 04/11/2010		125,000	125,000
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		1,100,000	660,000
Time Warner Cable, Inc.
8.25% due 02/14/2014		350,000	364,509
Time Warner, Inc.
1.4613% due 11/13/2009 (b)		325,000	318,878
5.50% due 11/15/2011		550,000	544,696
Univision Communications, Inc.
7.85% due 07/15/2011		100,000	57,000
9.75% due 03/15/2015 (h)		500,000	37,500
Viacom, Inc.
5.75% due 04/30/2011		395,000	383,037
Videotron Ltee.
6.375% due 12/15/2015		125,000	112,500
6.875% due 01/15/2014		390,000	364,650
9.125% due 04/15/2018 (h)		25,000	25,250
9.125% due 04/15/2018 (h)(j)		25,000	24,969
			10,560,258
Cellular Communications - 1.17%
America Movil SAB de CV
5.625% due 11/15/2017		435,000	404,422
6.375% due 03/01/2035		600,000	495,540
8.46% due 12/18/2036	MXN	1,000,000	42,541
American Tower Corp.
7.125% due 10/15/2012		$60,000	59,850
7.50% due 05/01/2012		50,000	49,875
AT&T Wireless Services, Inc.
7.875% due 03/01/2011		455,000	486,286
Centennial Communications Corp.
10.00% due 01/01/2013		675,000	717,187
Cricket Communications, Inc.
9.375% due 11/01/2014		950,000	866,875
10.00% due 07/15/2015 (h)		175,000	161,438
Crown Castle International Corp.
9.00% due 01/15/2015		550,000	536,250
MetroPCS Wireless, Inc.
9.25% due 11/01/2014		1,000,000	945,000
9.25% due 11/01/2014 (h)		450,000	423,000
Millicom International Cellular SA
10.00% due 12/01/2013		75,000	72,656
Nextel Communications, Inc.
5.25% due 01/15/2010		195,000	184,080
Rogers Communications, Inc.
6.80% due 08/15/2018		425,000	425,475
7.50% due 03/15/2015		140,000	145,526
Rogers Wireless, Inc.
6.375% due 03/01/2014		400,000	406,971
7.625% due 12/15/2011	CAD	35,000	28,579
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (h)		$315,000	334,231
8.50% due 11/15/2018 (h)		1,325,000	1,491,562
VIP Finance Ireland, Ltd.
8.375% due 04/30/2013		230,000	156,738
9.125% due 04/30/2018		200,000	110,909
Vodafone Group PLC
5.625% due 02/27/2017		275,000	266,957
Vodafone Group PLC, EMTN
4.75% due 06/14/2016	EUR	50,000	60,451
			8,872,399
Cellular Telecom - 0.10%
Verizon Communications, Inc.
8.75% due 11/01/2018		$650,000	743,394
Chemicals - 0.29%
Bayer AG, EMTN
5.625% due 05/23/2018	GBP	100,000	140,985
E.I. Du Pont de Nemours & Company
5.60% due 12/15/2036		$285,000	246,315
Koppers Holdings, Inc.
zero coupon due 11/15/2014		775,000	635,500
Koppers, Inc.
9.875% due 10/15/2013		100,000	93,500

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Chemicals (continued)
Lubrizol Corp.
4.625% due 10/01/2009		$310,000	$311,828
8.875% due 02/01/2019		105,000	107,655
Nalco Company
7.75% due 11/15/2011		200,000	198,000
Polyone Corp.
8.875% due 05/01/2012		325,000	133,250
Terra Capital, Inc., Series B
7.00% due 02/01/2017		325,000	295,750
			2,162,783
Coal - 0.15%
Foundation PA Coal Company
7.25% due 08/01/2014		475,000	428,688
International Coal Group, Inc.
10.25% due 07/15/2014		475,000	342,000
Peabody Energy Corp.
7.375% due 11/01/2016		375,000	365,625
			1,136,313
Commercial Services - 0.14%
Aramark Corp.
4.67% due 02/01/2015 (b)		225,000	176,625
5.00% due 06/01/2012		400,000	348,000
Mac-Gray Corp.
7.625% due 08/15/2015		525,000	480,375
Rentokil Initial PLC, EMTN
4.625% due 03/27/2014	EUR	50,000	43,787
			1,048,787
Computers & Business Equipment - 0.32%
Affiliated Computer Services, Inc.
4.70% due 06/01/2010		$475,000	453,625
Cisco Systems, Inc.
5.25% due 02/22/2011		170,000	179,740
Hewlett-Packard Company
4.75% due 06/02/2014		200,000	198,980
International Business Machines Corp.
6.50% due 10/15/2013		250,000	275,860
6.625% due 01/30/2014	EUR	50,000	68,581
Seagate Technology HDD Holdings
6.375% due 10/01/2011		$250,000	168,750
Unisys Corp.
12.50% due 01/15/2016		225,000	65,250
Xerox Corp.
5.50% due 05/15/2012		295,000	273,450
5.65% due 05/15/2013		370,000	333,925
6.35% due 05/15/2018		455,000	382,200
			2,400,361
Construction & Mining Equipment - 0.01%
Terex Corp.
7.375% due 01/15/2014		100,000	85,000
Containers & Glass - 0.51%
Ball Corp.
6.625% due 03/15/2018		575,000	554,875
BWAY Corp.
10.00% due 10/15/2010		500,000	468,750
Clondalkin Acquisition BV
3.9963% due 12/15/2013 (b)(h)		500,000	310,000
Crown Americas LLC
7.625% due 11/15/2013		425,000	427,125
7.75% due 11/15/2015		575,000	579,313
Graham Packaging Company
9.875% due 10/15/2014		675,000	425,250
Owens-Brockway Glass Container, Inc.
6.75% due 12/01/2014		407,000	392,755
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (h)		400,000	284,000
Silgan Holdings, Inc.
6.75% due 11/15/2013		375,000	345,000
Vitro SA de CV
8.625% due 02/01/2012		200,000	50,500
			3,837,568
Crude Petroleum & Natural Gas - 1.32%
Amerada Hess Corp.
7.375% due 10/01/2009		75,000	75,795
AmeriGas Partners LP
7.125% due 05/20/2016		25,000	23,250
7.25% due 05/20/2015		825,000	771,375
Canadian Natural Resources, Ltd.
5.15% due 02/01/2013		180,000	172,101
6.25% due 03/15/2038		210,000	156,799
6.45% due 06/30/2033		75,000	59,066
Canadian Natural Resources, Ltd., MTN
4.50% due 01/23/2013	CAD	45,000	33,617
Chesapeake Energy Corp.
6.375% due 06/15/2015		$50,000	40,875
6.875% due 01/15/2016		75,000	61,688
9.50% due 02/15/2015		1,000,000	930,000
Compton Petroleum Finance Corp.
7.625% due 12/01/2013		600,000	201,000
Connacher Oil and Gas, Ltd.
10.25% due 12/15/2015 (h)		1,225,000	465,500
Denbury Resources, Inc.
9.75% due 03/01/2016		400,000	376,000
EnCana Corp.
4.60% due 08/15/2009		245,000	243,888
5.90% due 12/01/2017		380,000	342,759
EnCana Corp., MTN
5.80% due 01/18/2018	CAD	30,000	22,631
Encore Acquisition Company
7.25% due 12/01/2017		$525,000	409,500
Forest Oil Corp.
8.50% due 02/15/2014 (h)		50,000	45,500
Hess Corp.
6.65% due 08/15/2011		250,000	254,274
7.875% due 10/01/2029		368,000	348,165
8.125% due 02/15/2019		55,000	56,060
Hilcorp Energy I LP
7.75% due 11/01/2015 (h)		1,175,000	898,875
KazMunaiGaz Finance Sub BV, Series REGS
9.125% due 07/02/2018		300,000	194,325
Marathon Oil Corp.
6.50% due 02/15/2014		85,000	85,281
OPTI Canada, Inc.
7.875% due 12/15/2014		575,000	189,750
8.25% due 12/15/2014		1,000,000	340,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas (continued)
Petrobras International Finance Company
5.875% due 03/01/2018		$540,000	$473,925
7.875% due 03/15/2019		115,000	115,288
PetroHawk Energy Corp.
7.875% due 06/01/2015 (h)		150,000	129,000
9.125% due 07/15/2013		650,000	614,250
10.50% due 08/01/2014		425,000	418,625
Petroleos Mexicanos
8.00% due 05/03/2019 (h)		160,000	157,200
Quicksilver Resources, Inc.
7.75% due 08/26/2013		1,201,363	1,000,135
8.25% due 08/01/2015		225,000	183,375
Southern Natural Gas Company
5.90% due 04/01/2017 (h)		99,000	84,466
			9,974,338
Domestic Oil - 0.78%
ConocoPhillips Company
5.30% due 04/15/2012		415,000	432,955
Devon Energy Corp.
5.625% due 01/15/2014		105,000	105,811
Devon Financing Corp.
6.875% due 09/30/2011		330,000	347,293
7.875% due 09/30/2031		375,000	390,995
Diamond Offshore Drilling, Inc.
4.875% due 07/01/2015		240,000	223,767
5.15% due 09/01/2014		395,000	375,370
EOG Resources, Inc.
5.875% due 09/15/2017		185,000	187,246
6.125% due 10/01/2013		215,000	228,052
Forest Oil Corp.
7.25% due 06/15/2019		500,000	400,000
8.00% due 12/15/2011		400,000	380,000
Marathon Oil Corp.
5.90% due 03/15/2018		395,000	356,702
6.00% due 10/01/2017		220,000	198,981
6.60% due 10/01/2037		80,000	63,910
Range Resources Corp.
6.375% due 03/15/2015		650,000	583,375
7.375% due 07/15/2013		75,000	71,813
SandRidge Energy, Inc.
5.06% due 04/01/2014 (b)		500,000	328,586
8.625% due 04/01/2015		1,000,000	667,500
Valero Energy Corp.
3.50% due 04/01/2009		100,000	99,807
6.125% due 06/15/2017		510,000	450,911
			5,893,074
Drugs & Health Care - 0.04%
AstraZeneca PLC, EMTN
5.125% due 01/15/2015	EUR	50,000	65,515
Wyeth
5.95% due 04/01/2037		$205,000	208,368
			273,883
Educational Services - 0.08%
Education Management Corp.
8.75% due 06/01/2014		300,000	283,500
10.25% due 06/01/2016		325,000	303,875
			587,375
Electrical Equipment - 0.04%
Emerson Electric Company
4.875% due 10/15/2019		185,000	183,267
General Cable Corp.
3.81% due 04/01/2015 (b)		200,000	138,000
			321,267
Electrical Utilities - 1.73%
AES Corp.
7.75% due 03/01/2014		50,000	44,875
8.875% due 02/15/2011		275,000	268,125
9.375% due 09/15/2010		350,000	341,250
9.50% due 06/01/2009		100,000	99,000
Alabama Power Company
2.3475% due 08/25/2009 (b)		120,000	118,087
Alabama Power Company, Series 07-D
4.85% due 12/15/2012		100,000	102,645
Appalachian Power Company
6.375% due 04/01/2036		170,000	149,109
Appalachian Power Company, Series O
5.65% due 08/15/2012		325,000	319,160
Baltimore Gas & Electric Company
5.90% due 10/01/2016		285,000	250,829
Black Hills Corp.
6.50% due 05/15/2013		235,000	214,867
Carolina Power & Light Company
5.30% due 01/15/2019		140,000	140,278
CenterPoint Energy Transition Bond Company LLC, Series A-2
4.97% due 08/01/2014		171,227	176,564
CenterPoint Energy, Inc., Series B
7.25% due 09/01/2010		205,000	205,032
CMS Energy Corp.
8.50% due 04/15/2011		50,000	50,462
Consolidated Edison Company of New York, Inc.
6.75% due 04/01/2038		170,000	181,675
Consumers Energy Company
5.80% due 09/15/2035		100,000	83,172
Detroit Edison Company
6.40% due 10/01/2013		200,000	208,116
Dominion Resources, Inc.
4.75% due 12/15/2010		100,000	100,607
E.ON International Finance BV, EMTN
5.125% due 10/02/2012	EUR	50,000	67,059
Edison SpA, EMTN
5.125% due 12/10/2010		28,000	36,335
EDP Finance BV, EMTN
3.75% due 06/22/2015		80,000	93,128
El Paso Electric Company
6.00% due 05/15/2035		$245,000	167,199
Electricite de France SA
6.95% due 01/26/2039		225,000	226,252
Elia System Operator SA
4.75% due 05/13/2014	EUR	42,000	53,640
Energy Future Holdings Corp.
10.875% due 11/01/2017		$1,350,000	769,500

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Electrical Utilities (continued)
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017		$2,225,000	$979,000
Entergy Louisiana LLC
5.83% due 11/01/2010		35,000	34,879
Hydro One, Inc.
7.15% due 06/03/2010	CAD	69,000	57,193
Illinois Power Company
6.125% due 11/15/2017		$120,000	112,910
Jersey Central Power & Light Company
5.65% due 06/01/2017		405,000	367,769
Mirant Americas Generation LLC
8.30% due 05/01/2011		350,000	337,750
Monongahela Power Company
5.70% due 03/15/2017 (h)		265,000	229,483
National Grid PLC, EMTN
5.00% due 07/02/2018	EUR	22,000	25,501
National Power Corp.
6.4031% due 08/23/2011 (b)(h)		$200,000	190,500
6.875% due 11/02/2016		100,000	90,086
Nevada Power Company
5.875% due 01/15/2015		45,000	41,893
Nevada Power Company, Series R
6.75% due 07/01/2037		245,000	216,136
Northeast Utilities
5.65% due 06/01/2013		600,000	560,511
Northern States Power
5.25% due 03/01/2018		115,000	115,876
Ohio Power Company
5.75% due 09/01/2013		195,000	197,797
Orion Power Holdings, Inc.
12.00% due 05/01/2010		200,000	205,250
Pacific Gas & Electric Company
3.60% due 03/01/2009		362,000	362,000
4.80% due 03/01/2014		235,000	239,846
6.35% due 02/15/2038		110,000	114,094
PPL Capital Funding, Inc.
4.33% due 03/01/2009		85,000	85,000
PPL Electric Utilities Corp.
7.125% due 11/30/2013		155,000	174,030
Reliant Energy, Inc.
6.75% due 12/15/2014		600,000	528,000
Scottish Power UK PLC
8.375% due 02/20/2017	GBP	39,000	65,681
Sierra Pacific Resources
7.803% due 06/15/2012		$125,000	120,001
8.625% due 03/15/2014		250,000	241,050
Southern California Edison Company
5.75% due 03/15/2014		150,000	161,668
Southern Company, Series A
5.30% due 01/15/2012		95,000	98,342
Tampa Electric Company
6.15% due 05/15/2037		230,000	194,113
Taqa Abu Dhabi National Energy Company
5.62% due 10/25/2012 (h)		820,000	779,405
6.60% due 08/01/2013 (h)		105,000	101,742
Texas Competitive Electric Holdings Company LLC, PIK
10.50% due 11/01/2016		325,000	156,000
Union Electric Company
5.40% due 02/01/2016		285,000	260,438
Vattenfall Treasury AB, EMTN
6.00% due 04/03/2009	EUR	35,000	44,457
Virginia Electric and Power Company
4.50% due 12/15/2010		$230,000	231,402
5.10% due 11/30/2012		210,000	212,577
Virginia Electric and Power Company, Series A
6.00% due 05/15/2037		300,000	288,739
West Penn Power Company
5.95% due 12/15/2017 (h)		220,000	194,530
Westar Energy, Inc.
5.10% due 07/15/2020		185,000	157,189
Xcel Energy, Inc.
7.00% due 12/01/2010		30,000	30,992
			13,070,796
Electronics - 0.26%
Avnet, Inc.
5.875% due 03/15/2014		260,000	222,959
Celestica, Inc.
7.875% due 07/01/2011		425,000	407,469
Flextronics International, Ltd.
6.50% due 05/15/2013		325,000	286,813
L-3 Communications Corp.
7.625% due 06/15/2012		1,025,000	1,030,125
			1,947,366
Energy - 0.94%
Copano Energy LLC
8.125% due 03/01/2016		575,000	487,313
Duke Energy Corp.
6.30% due 02/01/2014		90,000	93,501
Dynegy Holdings, Inc.
7.75% due 06/01/2019		2,100,000	1,270,500
Encore Acquisition Company
6.25% due 04/15/2014		275,000	217,250
Enterprise Products Operating LP
4.95% due 06/01/2010		490,000	483,756
6.30% due 09/15/2017		215,000	197,175
Ferrellgas Partners LP
8.75% due 06/15/2012		900,000	769,500
Mirant North America LLC
7.375% due 12/31/2013		550,000	503,250
Northwest Pipeline Corp.
5.95% due 04/15/2017		65,000	60,470
NRG Energy, Inc.
7.25% due 02/01/2014		400,000	377,000
7.375% due 02/01/2016		1,030,000	950,175
Plains Exploration & Production Company
7.00% due 03/15/2017		300,000	255,750
Reliant Energy, Inc.
7.625% due 06/15/2014		675,000	489,375
7.875% due 12/31/2017		1,050,000	763,875
Sempra Energy
7.95% due 03/01/2010		175,000	180,382
			7,099,272

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Financial Services - 4.85%
AAC Group Holding Corp.
10.25 due 10/01/2012 (h)		$125,000	$85,000
American Express Credit Corp., MTN
5.875% due 05/02/2013		380,000	348,997
American Express Credit Corp., Series C
7.30% due 08/20/2013		300,000	297,618
American Honda Finance Corp.
4.50% due 05/26/2009 (h)		365,000	366,947
American Honda Finance Corp., EMTN
6.25% due 07/16/2013	EUR	50,000	61,865
Arch Western Finance LLC
6.75% due 07/01/2013		$625,000	584,375
Bank Nederlandse Gemeenten, EMTN
4.625% due 09/13/2012	EUR	925,000	1,235,641
BAT International Finance PLC
8.125% due 11/15/2013 (h)		$955,000	1,025,340
9.50% due 11/15/2018 (h)		200,000	226,540
BAT International Finance PLC, EMTN
5.375% due 06/29/2017	EUR	130,000	150,730
BHP Billiton Finance, Ltd.
5.40% due 03/29/2017		$170,000	157,947
Boeing Capital Corp., Ltd.
7.375% due 09/27/2010		255,000	270,327
Capital One Capital IV
6.745% due 02/17/2037 (b)		425,000	192,740
Caterpillar Financial Services Corp., MTN
4.25% due 02/08/2013		220,000	208,906
5.85% due 09/01/2017		165,000	148,680
CenterCredit International BV
8.625% due 01/30/2014		540,000	172,800
Citigroup, Inc.
4.75% due 02/10/2019 (b)	EUR	40,000	27,442
5.00% due 09/15/2014		$670,000	461,289
5.125% due 02/14/2011		220,000	203,916
5.50% due 08/27/2012		220,000	200,102
5.50% due 04/11/2013		615,000	556,888
5.85% due 07/02/2013		445,000	401,994
6.125% due 05/15/2018		665,000	573,469
6.50% due 08/19/2013		500,000	466,148
Citigroup, Inc., EMTN
3.50% due 08/05/2015	EUR	160,000	150,596
6.40% due 03/27/2013		110,000	125,671
Countrywide Financial Corp.
4.50% due 06/15/2010		$135,000	131,080
Countrywide Home Loans, Inc., MTN
4.125% due 09/15/2009		540,000	535,040
Credit Suisse First Boston USA, Inc.
4.875% due 08/15/2010		325,000	325,319
6.125% due 11/15/2011		435,000	440,498
Credit Suisse USA, Inc.
5.50% due 08/16/2011		170,000	169,506
Credit Suisse/London, EMTN
5.125% due 09/18/2017	EUR	75,000	90,534
6.125% due 08/05/2013		50,000	64,743
E*Trade Financial Corp.
8.00% due 06/15/2011		$275,000	112,750
12.50% due 11/30/2017		1,662,000	764,520
ERP Operating LP
3.85% due 08/15/2026		15,000	13,081
Ford Motor Credit Company LLC
7.875% due 06/15/2010		1,400,000	932,996
9.75% due 09/15/2010		750,000	484,275
Fresenius US Finance II, Inc.
9.00% due 07/15/2015 (h)		100,000	103,750
GATX Financial Corp.
5.50% due 02/15/2012		275,000	260,639
GE Capital Canada Funding Company, MTN
4.65% due 02/11/2015	CAD	134,000	94,861
GE Capital European Funding, EMTN
3.50% due 02/14/2013	EUR	160,000	187,093
GE Capital UK Funding, EMTN
5.625% due 12/12/2014	GBP	145,000	204,101
General Electric Capital Corp.
4.625% due 09/15/2066 (b)	EUR	135,000	60,415
4.80% due 05/01/2013		$1,885,000	1,775,495
5.875% due 01/14/2038		650,000	462,089
General Electric Capital Corp., MTN
5.25% due 10/19/2012		250,000	245,461
General Electric Capital Corp., MTNA
4.25% due 09/13/2010		480,000	481,050
Goldman Sachs Group, Inc.
3.75% due 02/04/2013	EUR	75,000	81,060
5.125% due 10/16/2014		100,000	107,087
6.15% due 04/01/2018		$830,000	754,179
6.345% due 02/15/2034		324,000	191,054
6.60% due 01/15/2012		180,000	180,529
6.75% due 10/01/2037		335,000	238,196
6.875% due 01/15/2011		460,000	466,288
Goldman Sachs Group, Inc., GMTN
4.50% due 01/30/2017	EUR	100,000	99,474
GTB Finance BV
8.50% due 01/29/2012		$475,000	286,221
Hawker Beechcraft Acquisition Company LLC
8.50% due 04/01/2015 (a)		700,000	133,000
8.875% due 04/01/2015		200,000	17,000
9.75% due 04/01/2017		100,000	13,250
Icahn Enterprises LP
7.125% due 02/15/2013		600,000	493,500
International Lease Finance Corp., MTN
5.30% due 05/01/2012		375,000	241,327
5.45% due 03/24/2011		500,000	345,881
6.625% due 11/15/2013		625,000	381,431
iPayment Investors LP
11.625% due 07/15/2014 (b)(h)		443,264	309,177
iPayment, Inc.
9.75% due 05/15/2014		400,000	236,000
Jefferies Group, Inc.
5.875% due 06/08/2014		176,000	137,339
6.25% due 01/15/2036		260,000	140,813
John Deere Capital Corp., MTN
4.95% due 12/17/2012		805,000	816,922
5.50% due 04/13/2017		130,000	122,699
JPMorgan Chase & Company
4.75% due 05/01/2013		485,000	470,004
6.00% due 01/15/2018		805,000	778,125
6.40% due 05/15/2038		380,000	363,550
JPMorgan Chase & Company, EMTN
4.25% due 06/09/2011	EUR	39,000	49,055

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Financial Services (continued)
JPMorgan Chase & Company, EMTN (continued)
4.375% due 11/12/2019 (b)	EUR	150,000	$133,302
4.375% due 01/30/2014		50,000	60,162
JPMorgan Chase Capital XVIII, Series R
6.95% due 08/17/2036		$115,000	81,877
JPMorgan Chase Capital XXII, Series V
6.45% due 02/02/2037		245,000	175,572
JSG Funding PLC
7.75% due 04/01/2015		250,000	145,625
Lazard Group LLC
7.125% due 05/15/2015		200,000	151,819
Local TV Finance LLC
9.25% due 06/15/2015 (h)		175,000	17,719
Mellon Funding Corp.
6.375% due 11/08/2011	GBP	145,000	217,682
Merrill Lynch & Company, Inc.
5.45% due 02/05/2013		$655,000	584,747
7.75% due 05/14/2038		410,000	288,279
Merrill Lynch & Company, Inc., EMTN
4.625% due 10/02/2013	EUR	80,000	86,049
Merrill Lynch & Company, Inc., MTN
6.15% due 04/25/2013		$195,000	180,273
6.875% due 04/25/2018		745,000	619,880
Merrill Lynch & Company, Inc., Series CPI
2.2296% due 03/02/2009 (b)		150,000	150,000
Metropolitan Life Global Funding
5.125% due 11/09/2011 (h)		335,000	326,926
Metropolitan Life Global Funding I, EMTN
4.625% due 05/16/2017	EUR	100,000	86,162
Mitsubishi UFJ Financial Group, Inc., Capital Finance 1, Ltd.
6.346% due 07/29/2049 (b)		$200,000	137,703
Mizuho Capital Investment 1, Ltd.
6.686% due 12/31/2049 (b)(h)		126,000	71,902
Morgan Stanley
4.00% due 01/15/2010		355,000	352,890
Morgan Stanley, EMTN
4.00% due 11/17/2015	EUR	140,000	129,766
Morgan Stanley, GMTN
5.125% due 11/30/2015	GBP	100,000	115,453
Morgan Stanley, MTN
6.00% due 04/28/2015		$1,955,000	1,777,912
6.625% due 04/01/2018		550,000	507,871
Nationwide Building Society, EMTN
3.375% due 08/17/2015 (b)	EUR	55,000	60,710
Nexstar Finance Holdings LLC
11.375 due 04/01/2013		$223,713	74,105
Nexstar Finance, Inc.
7.00% due 01/15/2014		425,000	149,281
Nisource Finance Corp.
2.7231% due 11/23/2009 (b)		140,000	134,005
6.15% due 03/01/2013		215,000	183,941
7.875% due 11/15/2010		175,000	171,390
Nissan Motor Acceptance Corp.
4.625% due 03/08/2010 (h)		120,000	112,747
Nuveen Investments, Inc.
5.00% due 09/15/2010		275,000	165,000
10.50% due 11/15/2015 (h)		425,000	97,750
Nuveen Investments, Inc., Class A
5.50% due 09/15/2015		1,025,000	143,500
RBS Global, Inc.
9.50% due 08/01/2014		400,000	338,000
Severn Trent Utilities Finance PLC, EMTN
5.25% due 03/11/2016	EUR	65,000	78,967
SLM Corp.
5.45% due 04/25/2011		$1,050,000	777,000
SLM Corp., MTN
5.125% due 08/27/2012		220,000	145,309
8.45% due 06/15/2018		380,000	247,000
SLM Corp., MTN, Series A
1.2994% due 07/27/2009 (b)		940,000	875,116
SLM Corp., Series CPI
2.195% due 04/01/2009 (b)		365,000	360,350
Societe Generale
6.125% due 08/20/2018	EUR	50,000	63,660
Societe Generale, EMTN
5.25% due 03/28/2013		100,000	131,101
Sovereign Capital Trust VI
7.908% due 06/13/2036		$245,000	159,250
Sun Life Financial Global Funding LP
1.7088% due 10/06/2013 (b)(h)		250,000	229,936
TAM Capital, Inc.
7.375% due 04/25/2017		200,000	124,000
Teco Finance, Inc.
6.572% due 11/01/2017		37,000	30,614
7.00% due 05/01/2012		53,000	50,152
TMK Capital SA for OAO TMK
10.00% due 07/29/2011		200,000	141,906
10.00% due 07/29/2011		200,000	132,546
UBS AG/Jersey, EMTN
4.50% due 09/16/2019 (b)	EUR	215,000	190,641
UCI Holdco, Inc.
9.9963% due 12/15/2013		$408,174	32,654
Wells Fargo & Company
4.20% due 01/15/2010		255,000	254,679
4.875% due 01/12/2011		225,000	226,357
Wells Fargo Bank NA
4.75% due 02/09/2015		270,000	240,046
Wells Fargo Financial Canada Corp., MTN
4.33% due 12/06/2013	CAD	45,000	33,111
			36,648,820
Food & Beverages - 0.63%
Ahold Finance USA, Inc., EMTN
6.50% due 03/14/2017	GBP	50,000	65,138
Anheuser-Busch InBev NV
7.20% due 01/15/2014		$450,000	466,877
B&G Foods, Inc.
8.00% due 10/01/2011		450,000	409,500
Casino Guichard Perrachon SA, EMTN
4.875% due 04/10/2014	EUR	50,000	58,032
Del Monte Corp.
8.625% due 12/15/2012		$400,000	403,000
Diageo Capital PLC
7.375% due 01/15/2014		150,000	166,838
General Mills, Inc.
5.25% due 08/15/2013		270,000	276,542

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Food & Beverages (continued)
General Mills, Inc. (continued)
5.65% due 02/15/2019		$35,000	$34,971
General Mills, Inc., Series MTN
11.973% due 10/15/2010		275,000	296,039
Kellogg Company
4.25% due 03/06/2013		750,000	748,086
Kraft Foods, Inc., EMTN
6.25% due 03/20/2015	EUR	50,000	65,682
McCormick & Company, Inc.
5.80% due 07/15/2011		$130,000	136,976
McCormick & Company, Inc., MTN
3.35% due 04/15/2009		110,000	110,091
Molson Coors Capital Finance ULC
5.00% due 09/22/2015	CAD	45,000	33,460
Panamerican Beverages, Inc.
7.25% due 07/01/2009		$35,000	35,294
PepsiAmericas, Inc.
4.875% due 01/15/2015		55,000	53,457
SABMiller PLC
6.20% due 07/01/2011 (h)		245,000	245,088
SYSCO Corp.
5.25% due 02/12/2018		110,000	110,858
Tesco PLC, EMTN
5.50% due 12/13/2019	GBP	100,000	141,328
Tyson Foods, Inc.
8.25% due 10/01/2011		$450,000	423,699
10.50% due 03/01/2014 (h)(j)		525,000	494,812
			4,775,768
Forest Products - 0.01%
Weyerhaeuser Company
7.375% due 03/15/2032		90,000	59,756
Gas & Pipeline Utilities - 0.67%
Atmos Energy Corp.
4.00% due 10/15/2009		230,000	228,633
5.95% due 10/15/2034		40,000	27,906
Boardwalk Pipelines LLC
5.50% due 02/01/2017		305,000	255,195
Colorado Interstate Gas Company
5.95% due 03/15/2015		150,000	132,602
DCP Midstream LLC
9.70% due 12/01/2013 (h)		140,000	147,879
Duke Capital Corp.
7.50% due 10/01/2009		130,000	132,454
Duke Capital Corp., Series B
6.75% due 07/15/2018		90,000	79,836
Dynegy Holdings, Inc.
7.50% due 06/01/2015		375,000	232,500
El Paso Corp.
8.25% due 02/15/2016		225,000	207,000
12.00% due 12/12/2013		750,000	795,000
El Paso Natural Gas Company
5.95% due 04/15/2017		99,000	84,701
Enbridge, Inc., MTN
7.20% due 06/18/2032	CAD	28,000	19,944
Intergas Finance BV, Series REGS
6.375% due 05/14/2017		$100,000	52,500
Kinder Morgan Finance Company
5.70% due 01/05/2016		480,000	417,600
Kinder Morgan Finance Company, ULC
5.35% due 01/05/2011		175,000	163,187
Kinder Morgan, Inc.
6.50% due 09/01/2012		389,000	365,660
National Gas Company
6.05% due 01/15/2036 (h)		105,000	66,759
Nustar Logistics
7.65% due 04/15/2018		180,000	149,508
Piedmont Natural Gas Company
6.00% due 12/19/2033		15,000	13,274
Praxair, Inc.
4.625% due 03/30/2015		415,000	426,126
5.20% due 03/15/2017		205,000	194,273
Southern California Gas Company
5.75% due 11/15/2035		230,000	224,312
Sunoco, Inc.
4.875% due 10/15/2014		30,000	25,345
5.75% due 01/15/2017		240,000	196,979
Tennessee Gas Pipeline Company
8.00% due 02/01/2016 (h)		50,000	49,125
TransCanada Pipelines, Ltd.
7.125% due 01/15/2019		100,000	102,821
Williams Companies, Inc.
7.75% due 06/15/2031		50,000	41,500
8.75% due 01/15/2020 (j)		205,000	206,480
			5,039,099
Gold - 0.12%
Barrick Gold Financeco LLC
6.125% due 09/15/2013		865,000	878,157
Healthcare Products - 0.38%
Abbott Laboratories
5.125% due 04/01/2019		165,000	163,282
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (h)		500,000	453,750
Baxter International, Inc.
4.00% due 03/01/2014		100,000	100,037
Biomet, Inc.
11.625% due 10/15/2017		625,000	578,125
Boston Scientific Corp.
6.00% due 06/15/2011		650,000	641,875
GlaxoSmithKline Capital PLC, EMTN
5.125% due 12/13/2012	EUR	50,000	66,855
5.625% due 12/13/2017		95,000	122,286
Johnson & Johnson
4.75% due 11/06/2019		50,000	65,141
Medtronic, Inc., Series B
4.375% due 09/15/2010		$145,000	147,925
4.75% due 09/15/2015		330,000	317,088
Universal Hospital Services, Inc.
5.9425% due 06/01/2015 (b)		200,000	142,000
8.50% due 06/01/2015		100,000	87,000
			2,885,364
Healthcare Services - 0.51%
Cardinal Health, Inc.
1.705% due 10/02/2009 (b)		260,000	252,677
Centene Corp.
7.25% due 04/01/2014		450,000	387,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Healthcare Services (continued)
CRC Health Corp.
10.75% due 02/01/2016		$125,000	$78,750
DaVita, Inc.
6.625% due 03/15/2013		525,000	511,875
7.25% due 03/15/2015		500,000	485,000
Healthsouth Corp.
10.75% due 06/15/2016		425,000	426,062
U.S. Oncology Holdings, Inc., PIK
8.3344% due 03/15/2012		363,000	217,800
US Oncology, Inc.
9.00% due 08/15/2012		125,000	118,438
10.75% due 08/15/2014		175,000	161,438
Vanguard Health Holding Company I LLC
11.25% due 10/01/2015		350,000	299,250
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014		450,000	411,750
WellPoint, Inc.
4.25% due 12/15/2009		40,000	39,898
5.00% due 01/15/2011		415,000	415,051
6.00% due 02/15/2014		85,000	85,065
			3,890,054
Holdings Companies/Conglomerates - 0.14%
ERP Operating LP
5.25% due 09/15/2014		190,000	160,076
Hutchison Whampoa Finance, Ltd.
5.875% due 07/08/2013	EUR	62,000	75,134
Visant Corp.
7.625% due 10/01/2012		$325,000	303,062
Visant Holding Corp.
10.25 due 12/01/2013		600,000	546,000
			1,084,272
Homebuilders - 0.26%
Centex Corp.
4.55% due 11/01/2010		275,000	244,750
5.45% due 08/15/2012		60,000	48,600
5.80% due 09/15/2009		75,000	72,750
7.875% due 02/01/2011		25,000	23,000
D.R. Horton, Inc.
4.875% due 01/15/2010		400,000	380,000
6.50% due 04/15/2016		55,000	42,900
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013		400,000	312,000
Lennar Corp., Series B
5.60% due 05/31/2015		395,000	267,613
5.95% due 10/17/2011		25,000	20,156
MDC Holdings, Inc., MTN
5.375% due 12/15/2014		60,000	50,706
NVR, Inc.
5.00% due 06/15/2010		115,000	108,328
Pulte Homes, Inc.
5.20% due 02/15/2015		325,000	250,250
Ryland Group, Inc.
5.375% due 01/15/2015		20,000	15,000
Toll Brothers, Inc.
8.25% due 02/01/2011		25,000	24,625
Toll Corp.
8.25% due 12/01/2011		100,000	97,500
			1,958,178
Hotels & Restaurants - 0.19%
Gaylord Entertainment Company
6.75% due 11/15/2014		600,000	381,000
8.00% due 11/15/2013		300,000	198,750
McDonald's Corp.
5.30% due 03/15/2017		205,000	212,590
5.70% due 02/01/2039		165,000	164,277
MGM Mirage, Inc.
13.00% due 11/15/2013 (h)		450,000	324,000
O'Charleys, Inc.
9.00% due 11/01/2013		250,000	130,000
			1,410,617
Household Appliances - 0.02%
Whirlpool Corp.
6.125% due 06/15/2011		140,000	128,109
Industrial Machinery - 0.12%
Caterpillar, Inc.
8.25% due 12/15/2038		110,000	122,163
H&E Equipment Services, Inc.
8.375% due 07/15/2016		475,000	299,250
Manitowoc, Inc.
7.125% due 11/01/2013		200,000	148,000
10.25% due 08/15/2012		500,000	376,875
			946,288
Industrials - 0.06%
Air Products & Chemicals, Inc.
4.15% due 02/01/2013		150,000	146,929
WCA Waste Corp.
9.25% due 06/15/2014		400,000	295,000
			441,929
Insurance - 0.43%
ACE INA Holdings, Inc.
5.70% due 02/15/2017		240,000	219,481
Allstate Life Funding LLC, EMTN
6.375% due 01/17/2011	GBP	49,000	71,018
Berkshire Hathaway Finance Corp.
4.60% due 05/15/2013		$300,000	304,629
Highmark, Inc.
6.80% due 08/15/2013 (h)		225,000	211,334
HUB International Holdings, Inc.
9.00% due 12/15/2014 (h)		550,000	357,500
10.25% due 06/15/2015 (h)		975,000	487,500
Monumental Global Funding, Ltd., EMTN
5.375% due 03/13/2009	EUR	39,000	49,475
Muenchener Rueckversicherungs AG
5.767% due 06/29/2049 (b)		100,000	69,726
Nationwide Mutual Insurance Company
6.60% due 04/15/2034 (h)		$135,000	66,250
New York Life Global Funding, EMTN
4.375% due 01/19/2017	EUR	100,000	99,899
NLV Financial Corp.
7.50% due 08/15/2033 (h)		$285,000	226,177

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Insurance (continued)
Ohio National Financial Services, Inc.
6.35% due 04/01/2013 (h)		$15,000	$16,867
Pacific Life Funding LLC, EMTN
5.125% due 01/20/2015	GBP	89,000	112,046
5.50% due 05/14/2009	EUR	39,000	49,596
Principal Financial Global Funding II LLC, EMTN
4.50% due 01/26/2017		50,000	44,879
Principal Financial Group, Inc.
6.05% due 10/15/2036		$180,000	111,106
Principal Life Global Funding I
5.25% due 01/15/2013 (h)		190,000	177,243
Principal Life Income Funding Trusts
5.20% due 11/15/2010		40,000	40,370
RLI Corp.
5.95% due 01/15/2014		20,000	20,597
Security Benefit Life Insurance Company
7.45% due 10/01/2033 (h)		95,000	83,236
Sun Life Assurance Company of Canada
6.15% due 06/30/2022 (b)	CAD	42,000	32,622
Transatlantic Holdings, Inc.
5.75% due 12/14/2015		$170,000	100,639
Travelers Insurance Company Institutional Funding, Ltd.
5.75% due 12/06/2011	GBP	54,000	73,898
USI Holdings Corp.
9.75% due 05/15/2015 (h)		$225,000	99,562
Willis North America, Inc.
6.20% due 03/28/2017		195,000	133,579
			3,259,229
International Oil - 0.60%
Chevron Corp.
4.95% due 03/03/2019		85,000	84,867
ConocoPhillips
5.75% due 02/01/2019		300,000	294,308
EnCana Corp.
6.50% due 08/15/2034		255,000	204,747
Gaz Capital for Gazprom
8.625% due 04/28/2034		175,000	138,223
Gaz Capital for Gazprom, EMTN
4.56% due 12/09/2012	EUR	150,000	148,897
Gaz Capital SA
7.288% due 08/16/2037		$490,000	269,500
7.51% due 07/31/2013		225,000	180,536
8.146% due 04/11/2018		300,000	216,000
Nabors Industries, Inc.
9.25% due 01/15/2019 (h)		190,000	174,596
Pemex Project Funding Master Trust
3.2963% due 06/15/2010 (b)(h)		215,000	207,475
5.75% due 03/01/2018		465,000	376,358
6.25% due 08/05/2013	EUR	150,000	185,408
Petro-Canada
6.80% due 05/15/2038		$125,000	92,051
PF Export Receivables Master Trust
6.436% due 06/01/2015 (h)		52,451	52,707
Shell International Finance BV
6.375% due 12/15/2038		405,000	421,587
Transocean, Inc.
5.25% due 03/15/2013		225,000	222,859
Weatherford International, Ltd.
9.625% due 03/01/2019		265,000	270,694
XTO Energy, Inc.
4.625% due 06/15/2013		525,000	502,059
5.65% due 04/01/2016		380,000	356,656
YPF SA, MTNC
10.00% due 11/02/2028		220,000	154,000
			4,553,528
Investment Companies - 0.05%
BES Finance, Ltd., EMTN
6.25% due 05/17/2011	EUR	66,000	85,562
Credit Suisse Guernsey, Ltd.
5.86% due 05/29/2049 (b)		$290,000	94,705
Xstrata Finance Canada, Ltd.
5.50% due 11/16/2011 (h)		180,000	151,432
Xstrata Finance Canada, Ltd., EMTN
5.25% due 06/13/2017	EUR	80,000	62,764
			394,463
Leisure Time - 0.60%
Chukchansi Economic Development Authority
6.095% due 11/15/2012 (b)(h)		$75,000	12,375
Harrah's Operating Company, Inc.
10.00% due 12/15/2015 (h)		150,000	42,000
10.75% due 02/01/2016		500,000	70,000
International Speedway Corp.
4.20% due 04/15/2009		90,000	89,662
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014		321,000	128,400
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (h)		50,000	23,000
MGM Mirage, Inc.
8.50% due 09/15/2010		475,000	216,125
Penn National Gaming, Inc.
6.75% due 03/01/2015		425,000	352,750
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015		475,000	313,500
8.25% due 03/15/2012		500,000	445,000
Pokagon Gaming Authority
10.375% due 06/15/2014 (h)		650,000	572,000
Royal Caribbean Cruises, Ltd.
7.00% due 06/15/2013		100,000	56,000
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015 (h)		800,000	468,000
Speedway Motorsports, Inc.
6.75% due 06/01/2013		360,000	295,200
Vivendi
5.75% due 04/04/2013 (h)		410,000	383,275
Wynn Las Vegas LLC
6.625% due 12/01/2014		1,525,000	1,075,125
			4,542,412
Liquor - 0.02%
Cia Brasileira de Bebidas
10.50% due 12/15/2011		160,000	180,800
Manufacturing - 0.31%
3M Company, MTN
5.125% due 11/06/2009		95,000	97,658
5.70% due 03/15/2037		200,000	196,426

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Manufacturing (continued)
AGY Holding Corp.
11.00% due 11/15/2014		$250,000	$150,000
Cooper US, Inc.
6.10% due 07/01/2017		205,000	196,721
Danaher Corp.
5.40% due 03/01/2019 (j)		70,000	69,521
General Dynamics Corp.
4.50% due 08/15/2010		210,000	217,607
Honeywell International, Inc.
4.25% due 03/01/2013		210,000	213,158
5.30% due 03/01/2018		235,000	235,999
Sally Holdings LLC
9.25% due 11/15/2014 (a)		425,000	404,812
10.50% due 11/15/2016		75,000	65,063
SPX Corp.
7.625% due 12/15/2014 (h)		375,000	347,812
Trinity Industries, Inc.
6.50% due 03/15/2014		225,000	186,750
			2,381,527
Medical-Hospitals - 0.70%
Community Health Systems, Inc.
8.875% due 07/15/2015		1,000,000	946,250
HCA, Inc.
9.25% due 11/15/2016		1,800,000	1,647,000
9.625% due 11/15/2016		125,000	104,375
Health Management Associates, Inc.
3.70% due 08/16/2020		1,190,971	949,800
6.125% due 04/15/2016		1,000,000	772,500
Symbion, Inc.
11.00% due 08/23/2015		298,757	119,503
Tenet Healthcare Corp.
6.50% due 06/01/2012		225,000	200,250
9.25% due 02/01/2015		250,000	197,500
United Surgical Partners International, Inc.
8.875% due 05/01/2017		450,000	345,375
			5,282,553
Metal & Metal Products - 0.19%
Clarendon Alumina Production, Ltd.
8.50% due 11/16/2021		100,000	60,000
Corp Nacional del Cobre de Chile
7.50% due 01/15/2019 (h)		230,000	243,052
Corp Nacional del Cobre de Chile, Series REGS
7.50% due 01/15/2019		130,000	137,937
Gibraltar Industries, Inc., Series B
8.00% due 12/01/2015		1,075,000	559,000
Hawk Corp.
8.75% due 11/01/2014		331,000	332,241
Southern Copper Corp.
7.50% due 07/27/2035		200,000	132,707
			1,464,937
Mining - 0.47%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015		525,000	467,250
8.375% due 04/01/2017		2,000,000	1,725,000
Placer Dome, Inc.
6.45% due 10/15/2035		315,000	250,161
Rio Tinto Finance USA, Ltd.
5.875% due 07/15/2013		455,000	413,592
Vale Overseas, Ltd.
6.25% due 01/23/2017		525,000	505,293
6.875% due 11/21/2036		250,000	216,025
			3,577,321
Office Furnishings & Supplies - 0.00%
Interface, Inc.
9.50% due 02/01/2014		25,000	18,000
Paper - 0.38%
Boise Cascade LLC
7.125% due 10/15/2014		290,000	130,500
Celulosa Arauco y Constitucion SA
5.125% due 07/09/2013		80,000	76,654
8.625% due 08/15/2010		220,000	227,055
Domtar Corp.
5.375% due 12/01/2013		175,000	122,500
7.125% due 08/15/2015		450,000	306,000
9.50% due 08/01/2016		50,000	34,375
Georgia-Pacific Corp.
7.00% due 01/15/2015 (h)		475,000	441,750
7.125% due 01/15/2017 (h)		450,000	412,875
8.125% due 05/15/2011		300,000	291,000
International Paper Company
7.40% due 06/15/2014		300,000	241,321
NewPage Corp.
10.00% due 05/01/2012		350,000	105,875
Rock-Tenn Company
8.20% due 08/15/2011		250,000	250,000
9.25% due 03/15/2016 (h)		225,000	223,875
			2,863,780
Petroleum Services - 0.31%
Centrica PLC, EMTN
7.125% due 12/09/2013	EUR	50,000	68,284
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015		$100,000	78,250
7.75% due 05/15/2017		1,500,000	1,162,500
Complete Production Services, Inc.
8.00% due 12/15/2016		1,125,000	760,781
Key Energy Services, Inc.
8.375% due 12/01/2014		225,000	146,250
Premcor Refining Group, Inc.
6.75% due 02/01/2011		120,000	120,857
			2,336,922
Pharmaceuticals - 0.21%
Aventis SA, EMTN
4.25% due 09/15/2010	EUR	65,000	84,364
Eli Lilly & Company
5.55% due 03/15/2037		$205,000	194,668
Hospira, Inc.
4.95% due 06/15/2009		80,000	80,075
Merck KGAA
4.75% due 11/26/2010	EUR	50,000	64,476
Omnicare, Inc.
6.75% due 12/15/2013		$350,000	325,500
6.875% due 12/15/2015		600,000	558,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance LLC
5.55% due 02/01/2016	$325,000	$319,631
		1,626,714
Pipelines - 0.23%
Buckeye Partners LP
6.05% due 01/15/2018	140,000	119,781
Enterprise Products Operating LLC
9.75% due 01/31/2014	130,000	140,756
TEPPCO Partners LP
5.90% due 04/15/2013	300,000	261,667
7.55% due 04/15/2038	485,000	377,075
Texas Gas Transmission LLC
5.50% due 04/01/2013 (h)	970,000	846,040
		1,745,319
Publishing - 0.22%
Dex Media West LLC
9.875% due 08/15/2013	275,000	41,937
Local Insight Regatta Holdings, Inc.
11.00% due 12/01/2017	450,000	108,000
Nielsen Finance LLC
zero coupon, step up to 12.50% on 08/01/2011 due 08/01/2016 (b)	775,000	302,250
10.00% due 08/01/2014	225,000	185,625
11.625% due 02/01/2014 (h)	450,000	389,250
Sun Media Corp.
7.625% due 02/15/2013	325,000	195,000
TL Acquisitions, Inc.
zero coupon, Step up to 13.25% on 07/15/2009 due 07/15/2015 (h)	350,000	126,000
10.50% due 01/15/2015 (h)	225,000	105,750
Valassis Communications, Inc.
8.25% due 03/01/2015	675,000	241,313
		1,695,125
Railroads & Equipment - 0.27%
American Railcar Industries, Inc.
7.50% due 03/01/2014	525,000	362,250
Canadian National Railway Company
6.25% due 08/01/2034	249,000	244,783
CSX Corp.
5.75% due 03/15/2013	275,000	261,346
Greenbrier Companies, Inc.
8.375% due 05/15/2015	400,000	197,000
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375% due 05/01/2012	125,000	122,500
Kansas City Southern Railway Company
13.00% due 12/15/2013	125,000	131,563
Norfolk Southern Corp.
5.59% due 05/17/2025	30,000	25,865
5.75% due 04/01/2018	95,000	91,499
7.25% due 02/15/2031	115,000	120,450
Union Pacific Corp.
5.70% due 08/15/2018	205,000	194,379
7.875% due 01/15/2019	280,000	306,825
		2,058,460
Real Estate - 0.57%
AMB Property LP, MTN
5.90% due 08/15/2013	45,000	31,189
6.30% due 06/01/2013	205,000	144,527
AvalonBay Communities, Inc., MTN
4.95% due 03/15/2013	60,000	53,113
6.125% due 11/01/2012	185,000	173,101
6.625% due 09/15/2011	265,000	255,673
BF Saul
7.50% due 03/01/2014	150,000	155,625
Camden Property Trust
4.375% due 01/15/2010	90,000	84,038
Duke Realty LP
6.25% due 05/15/2013	230,000	164,123
Federal Realty Investment Trust
6.00% due 07/15/2012	135,000	111,068
Felcor Lodging LP
8.50% due 06/01/2011	250,000	135,000
Hospitality Properties Trust
5.625% due 03/15/2017	225,000	125,261
Host Hotels & Resorts LP
2.625% due 04/15/2027 (h)	475,000	350,312
Host Marriott LP
7.125% due 11/01/2013	475,000	376,437
Host Marriott LP, Series Q
6.75% due 06/01/2016	525,000	378,000
Kimco Realty Corp., MTN
4.904% due 02/18/2015	60,000	41,685
Lennar Corp.
7.625% due 03/01/2009	375,000	375,000
Mack-Cali Realty LP
5.80% due 01/15/2016	75,000	49,128
Reckson Operating Partnership
6.00% due 03/31/2016	210,000	124,420
Regency Centers LP
5.875% due 06/15/2017	120,000	83,276
Simon Property Group LP
4.60% due 06/15/2010	235,000	225,121
5.30% due 05/30/2013	90,000	78,435
5.75% due 12/01/2015	445,000	365,158
Ventas Realty LP
6.50% due 06/01/2016	470,000	398,325
Vornado Realty LP
4.50% due 08/15/2009	35,000	34,200
		4,312,215
Retail - 0.38%
CVS Caremark Corp.
3.6894% due 09/10/2010 (b)	360,000	351,438
Federated Retail Holdings, Inc.
5.35% due 03/15/2012	180,000	135,755
Ferrellgas Escrow LLC
6.75% due 05/01/2014	250,000	215,000
Home Depot, Inc.
3.75% due 09/15/2009	115,000	114,948
5.20% due 03/01/2011	80,000	80,343
Inergy LP/Inergy Finance Corp.
8.75% due 03/01/2015	250,000	245,000
JC Penney Company, Inc.
9.00% due 08/01/2012	400,000	378,038

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Retail (continued)
Leslie's Poolmart
7.75% due 02/01/2013		$350,000	$285,250
Sears Roebuck Acceptance
6.75% due 08/15/2011		175,000	126,977
7.00% due 02/01/2011		200,000	148,358
Staples, Inc.
9.75% due 01/15/2014		245,000	257,046
Sunstate Equipment Company LLC
10.50% due 04/01/2013 (h)		450,000	247,500
Target Corp.
5.875% due 07/15/2016		305,000	311,709
			2,897,362
Retail Grocery - 0.23%
Couche-Tard US LP
7.50% due 12/15/2013		550,000	519,750
Delhaize Group
5.625% due 06/27/2014	EUR	50,000	58,957
6.50% due 06/15/2017		$100,000	97,250
Kroger Company
6.15% due 01/15/2020		130,000	128,069
6.80% due 04/01/2011		170,000	179,248
7.50% due 01/15/2014		117,000	129,162
8.05% due 02/01/2010		630,000	649,494
			1,761,930
Retail Trade - 0.53%
ACE Hardware Corp.
9.125% due 06/01/2016 (h)		975,000	780,000
Dollar General Corp., PIK
11.875% due 07/15/2017		275,000	265,375
Dollarama Group LP
8.875% due 08/15/2012		125,000	103,125
Fortune Brands, Inc.
5.125% due 01/15/2011		70,000	68,991
GSC Holdings Corp.
8.00% due 10/01/2012		250,000	250,000
Home Depot, Inc.
5.40% due 03/01/2016		220,000	196,287
Macys Retail Holdings, Inc.
10.625% due 11/01/2010		400,000	374,790
Neiman Marcus Group, Inc.
9.00% due 10/15/2015 (h)		625,000	246,875
10.375% due 10/15/2015		250,000	104,062
Safeway, Inc.
6.25% due 03/15/2014		40,000	41,426
Target Corp.
7.50% due 08/15/2010		150,000	159,820
The Pantry, Inc.
7.75% due 02/15/2014		550,000	415,250
Walgreen Company
4.875% due 08/01/2013		380,000	401,321
5.25% due 01/15/2019		155,000	152,763
Wal-Mart Stores, Inc.
4.125% due 02/01/2019		310,000	293,286
6.875% due 08/10/2009		165,000	168,676
			4,022,047
Sanitary Services - 0.37%
Allied Waste North America, Inc.
4.25% due 04/15/2034		261,000	242,404
7.25% due 03/15/2015		1,000,000	975,000
7.875% due 04/15/2013		425,000	423,937
Casella Waste Systems, Inc.
9.75% due 02/01/2013		750,000	656,250
Waste Management, Inc.
6.10% due 03/15/2018		480,000	459,456
7.375% due 05/15/2029		15,000	13,277
			2,770,324
Semiconductors - 0.17%
Avago Technologies Finance
10.125% due 12/01/2013		375,000	315,938
Flextronics International, Ltd.
6.25% due 11/15/2014		125,000	105,000
Freescale Semiconductor, Inc.
8.875% due 12/15/2014		975,000	175,500
Freescale Semiconductor, Inc., PIK
9.125% due 12/15/2014		200,000	13,000
NXP BV/NXP Funding LLC
3.8444% due 10/15/2013 (b)		450,000	72,000
7.875% due 10/15/2014		350,000	70,000
STATS ChipPAC, Ltd.
6.75% due 11/15/2011		100,000	80,000
7.50% due 07/19/2010		500,000	445,000
			1,276,438
Software - 0.10%
Oracle Corp.
5.00% due 01/15/2011		610,000	638,957
SS&C Technologies, Inc.
11.75% due 12/01/2013		100,000	87,250
			726,207
Steel - 0.49%
ArcelorMittal
5.375% due 06/01/2013		1,515,000	1,244,150
Evraz Group SA
8.875% due 04/24/2013		530,000	315,552
Gerdau Ameristeel Corp.
10.375% due 07/15/2011		150,000	153,375
GTL Trade Finance, Inc.
7.25% due 10/20/2017		125,000	109,125
International Steel Group, Inc.
6.50% due 04/15/2014		150,000	129,268
Metals USA Holdings Corp., PIK
7.435% due 07/01/2012		51,360	11,299
Metals USA, Inc.
11.125% due 12/01/2015		175,000	99,750
Reliance Steel & Aluminum Company
6.20% due 11/15/2016		125,000	89,598
Ryerson, Inc.
12.25% due 11/01/2015 (h)		450,000	265,500
Steel Capital SA
9.75% due 07/29/2013		250,000	139,665
Steel Dynamics, Inc.
6.75% due 04/01/2015		140,000	108,850
7.375% due 11/01/2012		800,000	692,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Steel (continued)
Tube City IMS Corp.
9.75% due 02/01/2015		$575,000	$117,875
Usiminas Commercial, Ltd.
7.25% due 01/18/2018		225,000	210,375
			3,686,382
Telecommunications Equipment & Services - 1.52%
Belden, Inc.
7.00% due 03/15/2017		550,000	431,750
Broadview Networks Holdings, Inc.
11.375% due 09/01/2012		425,000	221,000
Citizens Communications Company
6.25% due 01/15/2013		250,000	227,500
7.125% due 03/15/2019		400,000	336,000
Deutsche Telekom International Finance BV, EMTN
4.50% due 10/25/2013	EUR	100,000	128,637
7.125% due 09/26/2012	GBP	200,000	312,092
Deutsche Telekom International Finance BV
8.125% due 05/29/2012	EUR	35,000	49,551
8.50% due 06/15/2010		$755,000	793,667
Digicel Group, Ltd.
8.875% due 01/15/2015 (h)		1,500,000	1,117,500
8.875% due 01/15/2015		140,000	104,300
Digicel, Ltd.
9.25% due 09/01/2012 (h)		775,000	699,438
Dycom Industries, Inc.
8.125% due 10/15/2015		275,000	196,625
Fairpoint Communications, Inc.
13.125% due 04/01/2018 (h)		275,000	114,125
France Telecom SA
7.75% due 03/01/2011		495,000	531,788
GC Impsat Holdings I PLC
9.875% due 02/15/2017		700,000	462,000
GCI, Inc.
7.25% due 02/15/2014		475,000	427,500
Intelsat Corp.
9.25% due 06/15/2016 (h)		600,000	547,500
Intelsat Subsidiary Holding Company, Ltd.
8.875% due 01/15/2015 (h)		300,000	283,500
iPCS, Inc.
3.295% due 05/01/2013 (b)(h)		600,000	432,000
4.42% due 05/01/2014 (b)		475,000	280,250
Level 3 Communications, Inc.
6.00% due 09/15/2009		87,000	83,520
6.00% due 03/15/2010		88,000	75,687
Lucent Technologies, Inc.
6.50% due 01/15/2028		825,000	299,063
Nortel Networks, Ltd.
8.5075% due 07/15/2011 (b)		425,000	57,375
Orascom Telecom Finance
7.875% due 02/08/2014 (h)		225,000	135,000
7.875% due 02/08/2014 (h)		110,000	64,726
7.875% due 02/08/2014		140,000	85,400
OTE PLC, GMTN
4.625% due 05/20/2016	EUR	100,000	110,459
Paetec Holding Corp.
9.50% due 07/15/2015		$150,000	105,375
SBC Communications, Inc.
6.45% due 06/15/2034		355,000	325,887
Telesat Canada
11.00% due 11/01/2015 (h)		850,000	688,500
TELUS Corp.
5.95% due 04/15/2015	CAD	35,000	27,635
Verizon Communications, Inc.
5.25% due 04/15/2013		$210,000	213,197
Verizon Global Funding Corp.
7.25% due 12/01/2010		110,000	116,160
7.75% due 12/01/2030		285,000	292,998
Verizon Wireless Capital LLC
8.75% due 12/18/2015	EUR	50,000	70,329
West Corp.
9.50% due 10/15/2014 (h)		$425,000	297,500
Wind Acquisition Finance SA
10.75% due 12/01/2015 (h)		750,000	751,875
			11,497,409
Telephone - 1.66%
AT&T Corp.
7.30% due 11/15/2011 (b)		150,000	161,181
AT&T, Inc.
4.95% due 01/15/2013		350,000	350,759
5.30% due 11/15/2010		125,000	127,968
5.80% due 02/15/2019		1,195,000	1,160,459
6.70% due 11/15/2013		460,000	486,697
British Telecommunications PLC
5.15% due 01/15/2013		530,000	486,736
8.00% due 12/07/2016	GBP	150,000	223,321
British Telecommunications PLC, EMTN
5.25% due 06/23/2014	EUR	100,000	117,675
Cincinnati Bell, Inc.
7.00% due 02/15/2015		$350,000	318,500
France Telecom SA, EMTN
7.25% due 01/28/2013	EUR	75,000	107,467
KONINKLIJKE KPN NV, EMTN
5.75% due 03/18/2016	GBP	100,000	141,913
KONINKLIJKE KPN NV, MTN, Series G
4.75% due 01/17/2017	EUR	50,000	58,285
Level 3 Financing, Inc.
12.25% due 03/15/2013		$375,000	258,750
Nordic Telephone Company Holdings
8.25% due 05/01/2016 (h)	EUR	100,000	110,611
8.875% due 05/01/2016 (h)		$850,000	773,500
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014		275,000	233,063
Qwest Corp.
5.2463% due 06/15/2013 (b)		125,000	105,937
7.50% due 10/01/2014		175,000	155,531
7.875% due 09/01/2011		225,000	221,625
8.875% due 03/15/2012		300,000	295,500
Royal KPN NV, EMTN
4.50% due 03/18/2013	EUR	80,000	99,961
Sprint Capital Corp.
6.90% due 05/01/2019		$555,000	360,750
7.625% due 01/30/2011		1,280,000	1,110,400
8.375% due 03/15/2012		905,000	733,050

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Telephone (continued)
Sprint Nextel Corp.
1.8663% due 06/28/2010 (b)		$105,000	$91,160
6.00% due 12/01/2016		1,300,000	845,000
Telecom Italia Capital SA
4.00% due 01/15/2010		470,000	461,833
5.25% due 11/15/2013		470,000	422,085
Telecom Italia Finance SA, EMTN
6.875% due 01/24/2013	EUR	90,000	116,195
7.5 due 04/20/2011		64,000	84,183
Telefonica Emisiones
5.984% due 06/20/2011		$185,000	191,364
6.221% due 07/03/2017		275,000	276,354
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015		225,000	220,500
Verizon Communications, Inc.
4.35% due 02/15/2013		645,000	636,116
6.90% due 04/15/2038		260,000	258,519
Windstream Corp.
8.125% due 08/01/2013		425,000	412,250
8.625% due 08/01/2016		325,000	312,000
			12,527,198
Tires & Rubber - 0.01%
Cooper-Standard Automotive, Inc.
8.375% due 12/15/2014		425,000	63,750
Tobacco - 0.44%
Altria Group, Inc.
8.50% due 11/10/2013		680,000	733,772
9.25% due 08/06/2019		535,000	545,299
9.70% due 11/10/2018		375,000	392,624
Imperial Tobacco Finance PLC, EMTN
4.375% due 11/22/2013	EUR	100,000	111,993
6.875% due 06/13/2012	GBP	49,000	73,203
Philip Morris International, Inc., GMTN
5.625% due 09/06/2011	EUR	100,000	130,271
Reynolds American, Inc.
6.50% due 07/15/2010		$45,000	45,252
7.25% due 06/01/2013		1,380,000	1,317,489
			3,349,903
Toys, Amusements & Sporting Goods - 0.02%
Hasbro, Inc.
6.30% due 09/15/2017		180,000	162,984
Transportation - 0.43%
Bombardier, Inc.
6.30% due 05/01/2014 (h)		575,000	385,250
6.75% due 05/01/2012 (h)		200,000	157,000
7.45% due 05/01/2034 (h)		375,000	219,375
8.00% due 11/15/2014 (h)		550,000	390,500
Bristow Group, Inc.
6.125% due 06/15/2013		425,000	331,500
7.50% due 09/15/2017		775,000	556,062
Burlington Northern Santa Fe Corp.
5.65% due 05/01/2017		268,000	257,819
6.15% due 05/01/2037		436,000	399,600
Canadian National Railway Company
6.375% due 11/15/2037		65,000	63,652
Canadian Pacific Railway Company
5.75% due 05/15/2013		265,000	252,675
FedEx Corp.
5.50% due 08/15/2009		215,000	216,900
			3,230,333
Trucking & Freight - 0.00%
Swift Transportation Company, Inc.
12.50% due 05/15/2017 (h)		300,000	30,000
Utility Service - 0.25%
Consumers Energy Company, Series J
6.00% due 02/15/2014		160,000	159,030
PNM Resources, Inc.
9.25% due 05/15/2015		550,000	495,000
Public Service Electric & Gas Company
5.70% due 12/01/2036		355,000	341,350
Veolia Environnement
5.25% due 06/03/2013		360,000	352,738
6.00% due 06/01/2018		430,000	401,319
Veolia Environnement, EMTN
4.875% due 05/28/2013	EUR	50,000	64,306
4.875% due 05/28/2013		35,000	45,014
5.875% due 02/01/2012		30,000	39,715
			1,898,472
TOTAL CORPORATE BONDS (Cost $309,394,008)			$259,806,247
CONVERTIBLE BONDS - 0.20%
Air Travel - 0.06%
Airtran Holdings, Inc.
7.00% due 07/01/2023		$328,000	248,943
JetBlue Airways Corp.
3.75% due 03/15/2035		227,000	197,490
			446,433
Auto Services - 0.03%
United Rentals North America, Inc.
1.875% due 10/15/2023		357,000	242,225
Automobiles - 0.02%
Ford Motor Company
4.25% due 12/15/2036		914,000	200,470
Cable & Television - 0.04%
Sinclair Broadcast Group, Inc.
3.00% due 05/15/2027		500,000	300,500
Coal - 0.02%
Peabody Energy Corp.
4.75% due 12/15/2066		200,000	135,693
Electrical Equipment - 0.02%
WESCO International, Inc.
1.75% due 11/15/2026		181,000	131,114
Electronics - 0.01%
Wesco International, Inc.
2.625% due 10/15/2025		71,000	61,504
Real Estate - 0.00%
General Growth Properties LP
3.98% due 04/15/2027 (h)		54,000	2,633
TOTAL CONVERTIBLE BONDS (Cost $1,986,593)			$1,520,572

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS - 0.66%
Arizona - 0.05%
Salt River Project Agricultural Improvement & Power District
5.00% due 01/01/2038	$365,000	$361,671
California - 0.02%
State of California
5.25% due 04/01/2034	100,000	115,586
District of Columbia - 0.00%
District of Columbia
4.75% due 06/01/2031	30,000	28,343
Florida - 0.05%
Orange County Florida Tourist Development
5.00% due 10/01/2018	330,000	349,773
Georgia - 0.11%
Atlanta Water & Wastewater Revenue
5.50% due 11/01/2017	220,000	248,281
De Kalb County GA Water and Sewer Revenue
5.00% due 10/01/2035	325,000	325,741
Metropolitan Atlanta Rapid Transit Authority
5.00% due 07/01/2037	260,000	259,202
		833,224
Illinois - 0.03%
Chicago Illinois Transit Authority, Series A
6.899% due 12/01/2040	245,000	249,028
Kansas - 0.01%
Kansas Development Finance Authority
5.501% due 05/01/2034	120,000	109,873
Maryland - 0.08%
County of Baltimore MD
5.00% due 02/01/2038	200,000	203,742
State of Maryland
5.00% due 08/01/2019	335,000	379,702
		583,444
New York - 0.08%
New York City Housing Development Corp.
6.42% due 11/01/2027	120,000	104,186
New York State Urban Development Corp.
5.50% due 03/15/2018	160,000	185,523
Triborough Bridge & Tunnel Authority New York
5.00% due 11/15/2038	360,000	349,139
		638,848
North Carolina - 0.05%
Charlotte NC Water and Sewer Systems
4.75% due 07/01/2033	405,000	397,524
Oregon - 0.01%
State of Oregon
5.892% due 06/01/2027	60,000	57,956
Pennsylvania - 0.04%
Commonwealth of Pennsylvania
5.00% due 01/01/2018	240,000	268,589
Texas - 0.05%
Austin Texas Independent School District
5.00% due 08/01/2033	360,000	361,598
Utah - 0.06%
Utah Transit Authority Sales Tax Revenue
4.75% due 06/15/2032	195,000	188,321
5.25% due 06/15/2038	270,000	273,748
		462,069

West Virginia - 0.02%
Tobacco Settlement Finance Authority of West Virginia
7.467% due 06/01/2047	325,000	177,941
TOTAL MUNICIPAL BONDS (Cost $5,121,527)		$4,995,467

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.20%
American Tower Trust, Series 2007-1A, Class D
5.9568% due 04/15/2037 (h)	350,000	295,300
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A1
3.878% due 09/11/2036	239,235	227,378
Banc of America Commercial Mortgage, Inc., Series 2003-1, Class A2
4.648% due 09/11/2036	796,000	705,285
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A2
4.501% due 07/10/2043	640,000	593,441
Banc of America Mortgage Securities, Series 2004-A, Class 2A2
5.1951% due 02/25/2034 (b)	148,271	110,291
Banc of America Mortgage Securities, Series 2004-D, Class 2A2
4.1973% due 05/25/2034 (b)	83,347	64,514
Banc of America Mortgage Securities, Series 2004-H, Class 2A2
4.7513% due 09/25/2034 (b)	189,702	147,165
Banc of America Mortgage Securities, Series 2004-I, Class 3A2
4.8193% due 10/25/2034 (b)	93,449	66,647
Banc of America Mortgage Securities, Series 2005-J, Class 2A1
5.0888% due 11/25/2035 (b)	384,517	221,850
Banc of America Mortgage Securities, Series 2005-J, Class 3A1
5.2343% due 11/25/2035 (b)	197,954	131,516
Bear Stearns Commercial Mortgage Securities, Series 1998-C1, Class A2
6.44% due 06/16/2030	2,563	2,556
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP8, Class A2
4.83% due 08/15/2038	320,000	290,340
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A1
5.085% due 12/11/2040	473,634	468,540
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4
4.674% due 06/11/2041	578,000	435,188
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class A1
4.498% due 09/11/2042	60,319	59,529
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR9, Class AAB
4.804% due 09/11/2042	462,000	368,688

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class A1
4.274% due 02/13/2042 (b)	$149,636	$148,266
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A1
4.94% due 10/12/2042	14,373	14,240
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4
5.7179% due 09/11/2038 (b)	60,000	43,053
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class AAB
5.53% due 09/11/2041	50,000	37,483
Bear Stearns Commercial Mortgage Securities, Series 2006-PWR12, Class A1
5.546% due 09/11/2038 (b)	132,129	128,735
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class AAB
5.315% due 02/11/2044	500,000	343,780
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A1
5.282% due 06/11/2050	533,755	510,597
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4
5.694% due 06/11/2050 (b)	50,000	32,592
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A4
5.742% due 09/11/2042	180,000	119,107
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A1
5.271% due 12/12/2049	268,207	241,951
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class AAB
5.608% due 10/15/2048 (h)	285,000	214,796
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A1
5.0468% due 07/15/2044	181,239	180,021
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.2252% due 09/15/2020 (b)	50,000	38,168
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class ASB
5.278% due 12/11/2049	45,000	31,077
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A1
5.935% due 05/10/2012	196,344	178,271
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A3
6.0196% due 03/10/2017 (b)	1,270,000	801,079
Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A1
5.54% due 09/15/2039	106,611	104,020
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A1
4.771% due 09/15/2039	191,134	186,377
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A1
5.227% due 02/15/2040	226,710	221,512
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class A1
3.819% due 05/15/2036	76,762	68,475
CS First Boston Mortgage Securities Corp., Series 2005-C2, Class A4
4.832% due 04/15/2037	575,000	426,006
DLJ Commercial Mortgage Corp., Series 1999-CG2,Class A1B
7.30% due 06/10/2032	194,231	193,921
Federal Home Loan Mortgage Corp., Series 199, Class PO
zero coupon PO due 08/01/2028	8,263	7,565
Federal Home Loan Mortgage Corp., Series 2003-2586, Class NJ
4.50% due 08/15/2016	201,942	206,372
Federal Home Loan Mortgage Corp., Series 2003-2614, Class IH
4.50% IO due 05/15/2016	150,862	6,296
Federal Home Loan Mortgage Corp., Series 2003-2627, Class IE
4.50% IO due 04/15/2018	45,523	2,849
Federal Home Loan Mortgage Corp., Series 2003-2631, Class KI
4.50% IO due 01/15/2015	55,784	417
Federal Home Loan Mortgage Corp., Series 2003-2681, Class PC
5.00% due 01/15/2019	201,220	204,172
Federal Home Loan Mortgage Corp., Series 2003-2686, Class JG
5.50% due 04/15/2028	847,000	863,846
Federal Home Loan Mortgage Corp., Series 2003-41, Class YV
5.50% due 04/25/2014	214,624	223,842
Federal Home Loan Mortgage Corp., Series 2004-2844, Class PQ
5.00% due 05/15/2023	37,934	37,943
Federal Home Loan Mortgage Corp., Series 2004-2872, Class YB
5.00% due 06/15/2023	74,197	74,193
Federal Home Loan Mortgage Corp., Series 2004-2882, Class YB
5.00% due 10/15/2027	400,000	411,112
Federal Home Loan Mortgage Corp., Series 2005-2934, Class NB
5.00% due 01/15/2028	106,000	109,242
Federal Home Loan Mortgage Corp., Series 2005-R003, Class VA
5.50% due 08/15/2016	431,572	449,352
Federal Home Loan Mortgage Corp., Series 2006-3123, Class VB
6.00% due 09/15/2013	191,231	198,796
Federal Home Loan Mortgage Corp., Series 2006-3152, Class DA
6.00% due 09/15/2025	109,248	111,371
Federal Home Loan Mortgage Corp., Series 2006-3177, Class PA
6.00% due 12/15/2026	228,272	233,050
Federal Home Loan Mortgage Corp., Series 2006-3195, Class PN
6.50% due 08/15/2030	715,178	734,604
Federal Home Loan Mortgage Corp., Series 2006-R007, Class VA
6.00% due 09/15/2016	157,766	164,987

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp., Series 2568, Class KA
4.25% due 12/15/2021	$240,584	$242,205
Federal Home Loan Mortgage Corp., Series 2688, Class DE
4.50% due 02/15/2020	298,002	303,381
Federal Home Loan Mortgage Corp., Series 3354, Class PA
5.50% due 07/15/2028	600,302	616,719
Federal Home Loan Mortgage Corp., Series R005, Class AB
5.50% due 12/15/2018	432,527	443,568
Federal Home Loan Mortgage Corp., Series R006, Class AK
5.75% due 12/15/2018	514,942	529,070
Federal Home Loan Mortgage Corp., Series R013, Class AB
6.00% due 12/15/2021	203,572	208,492
Federal Home Loan Mortgage Corp., Stated Final, Series SF4, Class C
3.32% due 12/15/2011	26,619	26,771
Federal National Mortgage Association, Series 2002-84, Class VA
5.50% due 11/25/2013	151,624	157,539
Federal National Mortgage Association, Series 2003-32, Class PG
5.00% due 10/25/2027	350,000	353,910
Federal National Mortgage Association, Series 2003-40, Class NI
5.50% IO due 11/25/2028	22,014	256
Federal National Mortgage Association, Series 2003-88, Class TE
4.50% due 11/25/2014	400,000	403,209
Federal National Mortgage Association, Series 2004-21, Class AC
4.00% due 05/25/2016	44,249	44,730
Federal National Mortgage Association, Series 2006-3136, Class PB
6.00% due 01/15/2030	411,000	428,958
Federal National Mortgage Association, Series 2006-B2, Class AB
5.50% due 05/25/2014	264,650	271,350
Federal National Mortgage Association, Strip, Series 319, Class 2
6.50% IO due 02/01/2032	30,691	4,679
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2
6.531% due 05/15/2033	465,000	456,431
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A1
5.082% due 11/10/2045	294,373	290,823
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A2
6.70% due 04/15/2034	49,990	49,206
Government National Mortgage Association, Series 1, Class 1
zero coupon PO due 07/20/2034	210,250	190,865
Government National Mortgage Association, Series 1997-16, Class PL
6.50% due 10/20/2027	322,000	337,359
Government National Mortgage Association, Series 1998-12, Class Z
6.50% due 05/20/2028	39,002	40,891
Government National Mortgage Association, Series 1998-6, Class EA
zero coupon PO due 03/16/2028	29,656	26,801
Government National Mortgage Association, Series 2001-48, Class PC
6.50% due 10/20/2031	245,829	257,062
Government National Mortgage Association, Series 2001-56, Class PH
6.50% due 11/20/2031	221,967	232,187
Government National Mortgage Association, Series 2003-49, Class C
4.485% due 10/16/2033 (b)	67,000	63,475
Government National Mortgage Association, Series 2004-108, Class A
3.999% due 05/16/2027	218,474	220,041
Government National Mortgage Association, Series 2004-43, Class A
2.822% due 12/16/2019	564,157	559,519
Government National Mortgage Association, Series 2004-43, Class D
4.994% due 03/16/2030 (b)	56,000	56,864
Government National Mortgage Association, Series 2004-44, Class PC
5.50% due 05/20/2031	576,000	595,580
Government National Mortgage Association, Series 2005-94, Class PB
5.50% due 12/20/2035	135,000	134,889
Government National Mortgage Association, Series 2007-77, Class B
4.314% due 10/16/2029 (b)	375,000	379,148
Government National Mortgage Association, Series 2008-8, Class A
3.612% due 11/16/2027	957,094	955,317
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A3
4.344% due 06/10/2036	37,025	36,928
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2
4.305% due 08/10/2042	253,553	242,428
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3
4.569% due 08/10/2042 (b)	250,000	210,345
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AAB
4.619% due 08/10/2042 (b)	146,000	121,266
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A1
5.233% due 03/10/2039	266,833	259,964
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444% due 03/10/2039	50,000	31,324
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553% due 04/10/2038 (b)	630,000	449,357
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A2
6.244% due 04/15/2035	375,221	369,328

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3
6.26% due 03/15/2033	$258,790	$253,925
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-LN1, Class A1
4.134% due 10/15/2037	351,462	315,526
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class ASB
4.824% due 10/15/2042 (b)	621,000	497,687
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4
5.481% due 12/12/2044 (b)	65,000	40,727
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A1
5.279% due 12/12/2043	174,286	169,016
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A1
5.17% due 05/15/2047	206,065	200,529
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3
5.336% due 05/15/2047	360,000	212,585
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4
5.8187% due 06/15/2049 (b)	445,000	262,853
JPMorgan Mortgage Acquisition Corp., Series 2007-CH1, Class AV2
0.5337% due 11/25/2036	110,746	95,339
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3
4.559% due 09/15/2027 (b)	475,000	434,055
LB-UBS Commercial Mortgage Trust, Series 2004-C2, Class A2
3.246% due 03/15/2029	480,898	479,458
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4
4.742% due 02/15/2030	133,000	103,352
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A1
5.018% due 02/15/2031	250,955	247,513
LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4
5.156% due 02/15/2031	117,500	80,457
LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3
5.43% due 02/15/2040	50,000	28,641
Morgan Stanley Capital I, Series 2006-T23, Class A4
5.8106% due 08/12/2041	485,000	339,905
Morgan Stanley Capital I, Series 2007-HQ11, Class A4
5.447% due 02/12/2044 (b)	720,000	425,910
Morgan Stanley Capital I, Series 2007-IQ14, Class A4
5.692% due 04/15/2049 (b)	495,000	273,449
Morgan Stanley Capital I, Series 2007-IQ15, Class A4
5.881% due 06/11/2049 (b)	1,025,000	614,857
Morgan Stanley Capital I, Series 2007-T27, Class A1
5.606% due 06/11/2042	578,316	558,701
Morgan Stanley Capital I, Series 2007-T27, Class A2
5.6496% due 06/13/2042 (b)	200,000	153,247
Morgan Stanley Capital I, Series 2007-T27, Class A4
5.6504% due 06/13/2042 (b)	600,000	405,275
Morgan Stanley Capital I, Series 2008-T29, Class A4
6.2802% due 01/11/2043 (b)	45,000	31,037
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A1
5.38% due 01/15/2039	21,398	21,152
Morgan Stanley Dean Witter Capital I, Series 2002-TOP7, Class A2
5.98% due 01/15/2039	366,000	348,933
Morgan Stanley Capital I, Series 2006-T23, Class A1
5.682% due 08/12/2041	150,675	138,114
PNC Mortgage Acceptance Corp., Series 1999-CM1, Class A1B
7.33% due 12/10/2032 (b)	535,472	536,091
Vendee Mortgage Trust, Series 1996-3, Class 4
9.5962% due 03/15/2025 (b)	9,859	10,633
Wells Fargo Mortgage Backed Securities Trust, Series 2003-O, Class 5A1
4.8116% due 01/25/2034 (b)	502,582	406,636
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 2A2
4.5515% due 03/25/2035 (b)	340,012	253,141
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 3A1
4.9281% due 03/25/2035 (b)	209,153	156,782
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1
6.0327% due 09/25/2036 (b)	17,459	9,979
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR16, Class A1
5.664% due 10/25/2036 (b)	869,815	529,603
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,631,316)		$31,729,107
ASSET BACKED SECURITIES - 2.47%
Capital One Prime Auto Receivables Trust, Series 2006-2, Class A4
4.94% due 07/15/2012	425,000	420,923
American Express Credit Account Master Trust, Series 2005-5, Class A
0.3731% due 02/15/2013 (b)	605,000	580,301
American Express Credit Account Master Trust, Series 2006-B, Class A
0.3731% due 08/15/2013 (b)	170,000	160,411
American Express Credit Account Master Trust, Series 2007-4, Class A
0.3231% due 12/17/2012 (b)	125,000	120,461
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A3
5.53% due 01/06/2014	1,570,000	1,225,712
BankBoston Home Equity Loan Trust, Series 1998-2, Class A6
6.64% due 12/25/2028	48,678	32,932
Bay View Auto Trust, Series 2005-3, Class A4
5.01% due 06/25/2014	242,458	242,936
Cabela's Master Credit Card Trust, Series 2005-1A, Class A1
4.97% due 10/15/2013 (h)	140,000	131,725

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class B
5.50% due 04/20/2010 (h)	$275,000	$269,324
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4A
5.32% due 03/20/2010 (h)	1,090,637	1,082,453
Capital Auto Receivables Asset Trust, Series 2006-SN1A, Class A4B
0.4694% due 03/20/2010 (b)(h)	237,056	233,465
Capital One Multi-Asset Execution Trust, Series 2003-C3, Class C3
2.5831% due 07/15/2016 (b)	40,000	12,307
Capital One Multi-Asset Execution Trust, Series 2003-C4, Class C4
6.00% due 08/15/2013	325,000	223,989
Capital One Multi-Asset Execution Trust, Series 2007-C3, Class C3
0.6231% due 04/15/2013	125,000	84,502
Capital One Multi-Asset Execution Trust, Series 2008-A1, Class A
1.0831% due 11/15/2012 (b)(h)	1,100,000	1,072,214
Capital One Prime Auto Receivables Trust, Series 2006-1, Class A4
5.01% due 11/15/2011	260,000	258,381
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-2, Class 1M1
5.599% due 09/25/2031	19,877	12,725
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2002-4, Class 2A1
1.2138% due 10/25/2032 (b)	10,492	9,013
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-3, Class 1A6
3.717% due 10/25/2014	192,319	149,718
Citibank Credit Card Issuance Trust, Series 2007-A5, Class A5
5.50% due 06/22/2012	1,075,000	1,091,710
CNH Equipment Trust, Series 2007-A, Class A3
4.99% due 10/15/2010	104,356	104,136
CNH Equipment Trust, Series 2007-A, Class B
5.09% due 06/16/2014	295,000	200,634
Daimler Chrysler Auto Trust, Series 2008-A, Class A3A
3.70% due 06/08/2012	300,000	279,718
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5
6.42% due 03/01/2015	450,000	481,366
Florida Power & Light Recovery Funding LLC, Series 2007-A, Class A2
5.044% due 08/01/2015	700,000	722,776
GE Capital Credit Card Master Note Trust, Series 2006-1, Class A
5.08% due 09/15/2012	340,000	339,315
GE Equipment Small Ticket LLC, Series 2005-1A, Class A4
4.51% due 12/22/2014 (h)	210,244	209,541
Honda Auto Receivables Owner Trust, Series 2007-1, Class A3
5.10% due 03/18/2011	293,905	296,676
Household Automotive Trust, Series 2006-2, Class A4
5.67% due 06/17/2013	220,000	206,190
Hyundai Auto Receivables Trust, Series 2006-A, Class A4
5.26% due 11/15/2012	164,613	165,087
John Deere Owner Trust, Series 2005-A, Class A4
4.16% due 05/15/2012	19,548	19,512
John Deere Owner Trust, Series 2006-A, Class A4
5.39% due 06/17/2013	227,390	227,745
John Deere Owner Trust, Series 2008-A, Class A2
3.63% due 03/15/2011	317,951	315,347
John Deere Owner Trust, Series 2008-A, Class A3
4.18% due 06/15/2012	175,000	169,809
JPMorgan Auto Receivables Trust, Series 2007-A, Class A4
5.19% due 02/15/2014 (h)	240,000	238,545
M&I Auto Loan Trust, Series 2005-1, Class A4
4.86% due 03/21/2011	71,957	71,499
Marriott Vacation Club Owner Trust, Series 2006-1A, Class A
5.737% due 04/20/2028 (h)	504,819	411,658
Marriott Vacation Club Owner Trust, Series 2006-1A, Class B
5.827% due 04/20/2028 (h)	16,688	14,115
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A
5.362% due 10/20/2028 (h)	175,648	142,454
MBNA Credit Card Master Note Trust, Series 2006-C3, Class C3
0.6231% due 10/15/2013 (b)	415,000	249,012
MBNA Credit Card Master Note Trust, Series 2005-A3, Class A3
4.10% due 10/15/2012	275,000	272,339
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A3
3.89% due 08/15/2011	175,000	173,789
Nordstrom Private Label Credit Card Master Note Trust, Series 2007-1A, Class A
4.92% due 05/15/2013 (h)	350,000	343,166
Peco Energy Transition Trust, Series 2000-A, Class A4
7.65% due 03/01/2010	500,000	511,504
Peco Energy Transition Trust, Series 2001-A, Class A1
6.52% due 12/31/2010	447,000	467,109
PSE&G Transition Funding LLC, Series 2001-1, Class A6
6.61% due 06/15/2015	281,000	303,814
Reliant Energy Transport Bond Company, Series 2001-1, Class A4
5.63% due 09/15/2015	334,000	346,277
Residential Asset Mortgage Products, Inc., Series 2003-RZ2, Class A1
3.60% due 04/25/2033	22,484	19,768
SLM Student Loan Trust, Series 2008-4, Class A2
2.2094% due 07/25/2016 (b)	675,000	654,130
SLM Student Loan Trust, Series 2008-6, Class A1
1.5594% due 10/27/2014	487,575	481,253
Triad Auto Receivables Owner Trust, Series 2006-B, Class A3
5.41% due 08/12/2011	98,637	96,299

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount		Value
ASSET BACKED SECURITIES (continued)
Triad Auto Receivables Owner Trust, Series 2006-B, Class A4
5.52% due 11/12/2012		$500,000	$426,337
USAA Auto Owner Trust, Series 2005-2, Class A4
4.17% due 02/15/2011		82,190	82,097
USAA Auto Owner Trust, Series 2007-2, Class A3
4.90% due 02/15/2012		791,637	793,692
USAA Auto Owner Trust, Series 2008-1, Class A3
4.16% due 04/16/2012		375,000	373,237
Volkswagen Auto Loan Enhanced Trust, Series 2007-1, Class A3
5.20% due 01/20/2010		74,787	74,855
Volkswagen Auto Lease Trust, Series 2006-A, Class A4
5.54% due 04/20/2011		332,707	332,822
Wachovia Auto Loan Owner Trust, Series 2007-1, Class A3A
5.29% due 04/20/2012		326,738	317,452
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4
5.572% due 10/15/2048 (b)		180,000	111,711
Wachovia Auto Owner Trust, Series 2006-A, Class A4
5.38% due 03/20/2013		225,000	204,994
TOTAL ASSET BACKED SECURITIES (Cost $19,843,980)			$18,666,982
SUPRANATIONAL OBLIGATIONS - 0.37%
Supranational - 0.37%
European Investment Bank
8.75% due 08/25/2017	GBP	320,000	611,232
European Investment Bank, EMTN
4.75% due 10/15/2017	EUR	965,000	1,306,051
Inter-American Development Bank
4.40% due 01/26/2026	CAD	549,000	383,916
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	370,000	262,701
Queensland Treasury Corp., Series 17
6.00% due 09/14/2017		340,000	224,039
			2,787,939
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,250,518)			$2,787,939
SHORT TERM INVESTMENTS - 4.02%
Bank of New York, Series CD
5.41% due 05/15/2009		$225,000	$225,199
John Hancock Cash Investment Trust, 0.7604% (c)(i)		6,073,743	6,073,743
T. Rowe Price Reserve Investment Fund, 0.5526%		24,180,805	24,073,813
TOTAL SHORT TERM INVESTMENTS (Cost $30,372,755)			$30,372,755
REPURCHASE AGREEMENTS - 0.08%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$595,002 on 03/02/2009,
collateralized by $610,000 Federal
National Mortgage Association
Discount Notes, zero coupon due
03/31/2009 (valued at $610,000
including interest)		595,000	595,000
TOTAL REPURCHASE AGREEMENTS (Cost $595,000)			$595,000
Total Investments (Spectrum Income Fund)
(Cost $898,510,795) - 99.45%			$751,764,935
Other Assets in Excess of Liabilities - 0.55%			4,137,031
TOTAL NET ASSETS - 100.00%			$755,901,966

Strategic Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 6.13%
Treasury Inflation Protected
Securities (d) - 4.37%
zero coupon due 11/15/2021	$100,000	$59,008
2.00% due 01/15/2016	445,196	432,535
2.375% due 01/15/2017	448,593	445,369
2.50% due 07/15/2016	687,562	689,066
2.625% due 07/15/2017	162,416	165,411
3.375% due 04/15/2032 ***	367,434	434,490
3.875% due 04/15/2029 ***	1,049,411	1,236,994
1.75% due 01/15/2028 ***	1,426,021	1,244,648
2.00% due 01/15/2026 ***	4,854,754	4,405,689
2.50% due 01/15/2029	7,349,250	7,301,024
		16,414,234
U.S. Treasury Bonds - 0.57%
5.375% due 02/15/2031	110,000	131,880
6.25% due 08/15/2023	630,000	789,173
6.375% due 08/15/2027	930,000	1,217,574
		2,138,627

U.S. Treasury Notes - 1.19%
2.75% due 02/15/2019	4,600,000	4,485,000
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,578,755)		$23,037,861
U.S. GOVERNMENT AGENCY OBLIGATIONS - 37.98%
Federal Home Loan Bank - 6.66%
4.50% due 10/09/2009 (a)	15,800,000	16,141,849
5.00% due 09/18/2009 (a)	8,700,000	8,888,912
		25,030,761
Federal Home Loan Mortgage Corp. - 4.53%
5.00% due 12/01/2034	130,387	132,897
5.50% due 11/01/2035 to 01/01/2038	13,570,506	13,915,027
5.50% TBA **	2,900,000	2,970,008
		17,017,932

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association - 24.27%
zero coupon PO due 02/01/2019		$380,000	$176,551
4.022% due 11/01/2035 (b)		225,649	226,542
4.50% due 04/01/2038		3,611,787	3,623,779
5.00% due 08/01/2034 to 07/01/2038		7,909,966	8,065,531
5.00% TBA **		29,600,000	30,049,856
5.25% due 08/01/2012		220,000	228,288
5.50% due 02/01/2035 to 08/01/2037		18,532,377	19,046,184
5.50% TBA **		23,590,000	24,165,006
6.00% due 04/18/2036 to 10/01/2037		4,232,428	4,370,062
6.00% TBA **		300,000	312,469
6.25% due 02/01/2011		270,000	285,120
6.50% due 10/01/2032 (b)		518,532	547,030
7.50% due 07/01/2030 to 02/01/2031		8,466	9,034
8.00% due 08/01/2027		38,023	40,139
8.80% due 01/25/2019		22,748	25,071
10.40% due 04/25/2019		5,318	5,753
			91,176,415
Government National Mortgage Association - 2.52%
5.00% due 06/15/2033 to 08/15/2035		2,327,300	2,383,836
5.00% TBA **		700,000	713,891
6.00% due 01/15/2037		6,134,235	6,352,528
7.50% due 04/15/2022 to 10/15/2027		9,298	9,826
			9,460,081
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $139,603,536)			$142,685,189
FOREIGN GOVERNMENT OBLIGATIONS - 3.92%
Brazil - 1.76%
Federative Republic of Brazil
6.00% due 05/15/2015	BRL	633,000	455,621
10.00% due 01/01/2012		1,093,000	446,483
10.00% due 07/01/2010		13,610,000	5,729,962
10.00% due 01/01/2010		1,000	422
			6,632,488
Indonesia - 0.22%
Republic of Indonesia
11.00% due 09/15/2025	IDR	13,051,000,000	823,602
Italy - 0.12%
Republic of Italy
5.804% due 10/25/2032		$440,000	455,467
Mexico - 0.18%
Government of Mexico
5.625% due 01/15/2017		684,000	659,718
Russia - 0.80%
Government of Russia
7.50% due 03/31/2030		3,406,480	3,004,141
Turkey - 0.84%
Republic of Turkey
6.875% due 03/17/2036		4,215,000	3,150,712
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $17,834,296)			$14,726,128
CORPORATE BONDS - 45.57%
Air Travel - 0.25%
Continental Airlines, Inc., Series C
7.339% due 04/19/2014 (e)		140,000	88,207
DAE Aviation Holdings, Inc.
11.25% due 08/01/2015 (h)		2,360,000	843,700
			931,907
Aluminum - 0.28%
Novelis, Inc.
7.25% due 02/15/2015		3,415,000	1,067,188
Auto Parts - 0.04%
Keystone Automotive Operations, Inc.
9.75% due 11/01/2013		90,000	31,500
Visteon Corp.
8.25% due 08/01/2010		556,000	47,260
12.25% due 12/31/2016 (h)		1,437,000	79,035
			157,795
Auto Services - 0.45%
Hertz Corp.
10.50% due 01/01/2016		2,070,000	776,250
Penhall International Corp.
12.00% due 08/01/2014 (h)		1,965,000	923,550
			1,699,800
Automobiles - 0.80%
Ford Motor Company
6.625% due 10/01/2028		150,000	21,000
7.45% due 07/16/2031		5,985,000	1,122,188
8.875% due 01/15/2022		90,000	15,300
8.90% due 01/15/2032		100,000	17,000
General Motors Corp.
8.25% due 07/15/2023 (a)		580,000	69,600
8.375% due 07/15/2033		13,370,000	1,771,525
			3,016,613
Banking - 1.37%
Bank of America Corp.
3.125% due 06/15/2012		40,000	41,025
5.42% due 03/15/2017		1,600,000	1,140,294
Glitnir Banki HF
6.33% due 07/28/2011 ^ (h)		440,000	61,600
6.375% due 09/25/2012 ^ (h)		580,000	81,200
6.693% due 06/15/2016 ^ (b)(h)		620,000	62
7.451% due 09/14/2049 ^ (b)(h)		100,000	10
ICICI Bank, Ltd.
6.375% due 04/30/2022 (b)(h)		786,000	425,655
6.375% due 04/30/2022 (b)		340,000	187,884
Kaupthing Bank HF
7.125% due 05/19/2016 ^ (h)		230,000	23
7.625% due 02/28/2015 ^ (h)		1,280,000	38,400
KeyBank NA
3.20% due 06/15/2012		80,000	82,340
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299% due 05/15/2017 (h)		1,130,000	649,750
7.125% due 01/14/2014		750,000	562,358
TuranAlem Finance BV
8.25% due 01/22/2037 (h)		1,490,000	223,500
8.25% due 01/22/2037		500,000	85,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Banking (continued)
Wachovia Corp.
5.25% due 08/01/2014	$1,740,000	$1,569,323
		5,148,424
Broadcasting - 0.98%
News America, Inc.
5.30% due 12/15/2014	3,305,000	3,112,586
6.65% due 11/15/2037	50,000	40,422
Time Warner Cable, Inc.
7.30% due 07/01/2038	590,000	538,224
		3,691,232
Building Materials & Construction - 0.22%
Associated Materials, Inc.
zero coupon, Step up to 11.25% on 03/01/2009 due 03/01/2014	2,645,000	793,500
NTK Holdings, Inc.
10.75% due 03/01/2014	865,000	47,575
		841,075
Business Services - 0.33%
Affinion Group, Inc.
10.125% due 10/15/2013	425,000	329,375
11.50% due 10/15/2015	130,000	82,550
SunGard Data Systems, Inc.
10.25% due 08/15/2015	610,000	417,850
U.S. Investigations Services, Inc.
10.50% due 11/01/2015 (h)	510,000	405,450
		1,235,225
Cable & Television - 1.69%
AT&T Broadband Corp.
8.375% due 03/15/2013	785,000	837,403
Charter Communications Holdings I LLC
11.00% due 10/01/2015	2,362,000	200,770
Charter Communications Holdings II LLC
10.25% due 10/01/2013	267,000	212,265
Charter Communications Holdings LLC
11.75 due 05/15/2011	1,540,000	15,400
12.125 due 01/15/2012	30,000	450
Charter Communications, Inc.
10.875% due 09/15/2014	880,000	814,000
Comcast Corp.
6.50% due 01/15/2015	460,000	452,868
6.50% due 01/15/2017	850,000	825,882
CSC Holdings, Inc.
6.75% due 04/15/2012	250,000	240,000
8.50% due 06/15/2015 (h)	125,000	119,375
CSC Holdings, Inc., Series B
8.125% due 08/15/2009	325,000	330,687
8.125% due 07/15/2009	25,000	25,437
EchoStar DBS Corp.
7.75% due 05/31/2015	1,030,000	950,175
Time Warner Entertainment Company LP
8.375% due 07/15/2033	430,000	411,497
Time Warner, Inc.
7.625% due 04/15/2031	955,000	896,005
		6,332,214
Cellular Communications - 0.24%
ALLTEL Communications, Inc., PIK
10.375% due 12/01/2017 (h)	130,000	152,100
Rogers Wireless, Inc.
8.00% due 12/15/2012	20,000	20,175
True Move Company, Ltd.
10.75% due 12/16/2013 (h)	385,000	150,150
Vimpelcom
8.375% due 04/30/2013 (h)	880,000	589,600
		912,025
Chemicals - 0.05%
Arco Chemical Company
9.80% due 02/01/2020 ^	75,000	12,562
Georgia Gulf Corp.
10.75% due 10/15/2016	725,000	19,938
Huntsman International LLC
7.875% due 11/15/2014	65,000	30,875
Methanex Corp.
8.75% due 08/15/2012	125,000	114,375
		177,750
Coal - 0.03%
International Coal Group, Inc.
10.25% due 07/15/2014	180,000	129,600
Commercial Services - 0.52%
Ceridian Corp., PIK
12.25% due 11/15/2015	110,000	38,500
DI Finance/DynCorp International LLC, Series B
9.50% due 02/15/2013	350,000	318,500
Rental Service Corp.
9.50% due 12/01/2014	3,000,000	1,605,000
		1,962,000
Computers & Business Equipment - 0.02%
Activant Solutions, Inc.
9.50% due 05/01/2016	140,000	80,850
Construction Materials - 0.01%
Nortek, Inc.
8.50% due 09/01/2014	165,000	26,400
Containers & Glass - 0.02%
Plastipak Holdings, Inc.
8.50% due 12/15/2015 (h)	95,000	67,450
Radnor Holdings Corp.
11.00% due 03/15/2010 ^	125,000	156
		67,606
Crude Petroleum & Natural Gas - 1.29%
Anadarko Petroleum Corp.
2.3963% due 09/15/2009 (b)	730,000	722,198
5.95% due 09/15/2016	50,000	44,507
Chesapeake Energy Corp.
6.25% due 01/15/2018	90,000	69,975
6.50% due 08/15/2017	90,000	70,875
6.875% due 01/15/2016	450,000	370,125
7.00% due 08/15/2014	200,000	171,000
7.25% due 12/15/2018	260,000	211,250
9.50% due 02/15/2015	250,000	232,500
Conoco, Inc.
6.95% due 04/15/2029	1,620,000	1,646,259

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Crude Petroleum & Natural Gas (continued)
Hess Corp.
7.30% due 08/15/2031	$900,000	$798,197
Mariner Energy, Inc.
7.50% due 04/15/2013	80,000	60,400
OPTI Canada, Inc.
7.875% due 12/15/2014	220,000	72,600
8.25% due 12/15/2014	125,000	42,500
PetroHawk Energy Corp.
9.125% due 07/15/2013	120,000	113,400
Quicksilver Resources, Inc.
7.125% due 04/01/2016	250,000	165,000
W&T Offshore, Inc.
8.25% due 06/15/2014 (h)	105,000	70,875
		4,861,661
Domestic Oil - 0.15%
Exco Resources, Inc.
7.25% due 01/15/2011	335,000	267,581
Whiting Petroleum Corp.
7.00% due 02/01/2014	375,000	291,563
		559,144
Drugs & Health Care - 0.23%
Humana, Inc.
6.30% due 08/01/2018	1,065,000	862,231
Educational Services - 0.28%
Education Management Corp.
10.25% due 06/01/2016	1,105,000	1,033,175
Electrical Utilities - 3.71%
AES Corp.
7.75% due 03/01/2014	2,813,000	2,524,667
7.75% due 10/15/2015	270,000	237,600
8.00% due 10/15/2017	2,795,000	2,375,750
9.375% due 09/15/2010	1,100,000	1,072,500
Dominion Resources, Inc.
5.70% due 09/17/2012	730,000	740,788
Edison Mission Energy
7.00% due 05/15/2017	280,000	236,600
7.20% due 05/15/2019	370,000	308,025
7.625% due 05/15/2027	130,000	97,500
7.75% due 06/15/2016	140,000	127,400
Energy Future Holdings Corp., PIK
11.25% due 11/01/2017	5,370,000	2,362,800
Exelon Corp.
5.625% due 06/15/2035	170,000	119,801
FirstEnergy Corp.
6.45% due 11/15/2011	430,000	429,548
7.375% due 11/15/2031	675,000	576,102
Mirant Mid Atlantic LLC, Series C
10.06% due 12/30/2028	574,834	546,092
Orion Power Holdings, Inc.
12.00% due 05/01/2010	170,000	174,463
Pacific Gas & Electric Company
6.05% due 03/01/2034	490,000	488,432
TXU Corp., Series P
5.55% due 11/15/2014	1,000,000	439,150
TXU Corp., Series Q
6.50% due 11/15/2024	460,000	118,392
TXU Corp., Series R
6.55% due 11/15/2034	3,880,000	953,316
		13,928,926
Electronics - 0.17%
L-3 Communications Corp.
7.625% due 06/15/2012	550,000	552,750
L-3 Communications Corp., Series B
6.375% due 10/15/2015	75,000	70,875
		623,625
Energy - 0.71%
Dynegy Holdings, Inc.
7.75% due 06/01/2019	330,000	199,650
Mirant North America LLC
7.375% due 12/31/2013	300,000	274,500
NRG Energy, Inc.
7.25% due 02/01/2014	1,150,000	1,083,875
7.375% due 02/01/2016	1,010,000	931,725
VeraSun Energy Corp.
9.875% due 12/15/2012 ^	250,000	175,000
		2,664,750
Financial Services - 11.79%
Aiful Corp.
5.00% due 08/10/2010 (h)	440,000	158,644
American General Finance Corp.
6.90% due 12/15/2017	280,000	111,331
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	3,200,000	3,318,531
CDX North America High Yield, Series 8-T1
7.625% due 06/29/2012 (h)	8,849,400	7,145,891
Citigroup, Inc.
5.00% due 09/15/2014	1,080,000	743,570
5.625% due 08/27/2012	1,090,000	797,761
5.875% due 05/29/2037	8,270,000	6,231,189
6.125% due 08/25/2036	50,000	29,953
6.875% due 03/05/2038	1,240,000	1,076,117
Countrywide Financial Corp.
6.25% due 05/15/2016	420,000	353,202
Credit Suisse USA, Inc.
5.50% due 08/16/2011	270,000	269,216
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (h)	980,000	924,889
Ford Motor Credit Company LLC
4.01% due 01/13/2012 (b)	60,000	29,400
7.00% due 10/01/2013	80,000	39,403
7.2463% due 06/15/2011 (b)	836,000	447,260
7.375% due 10/28/2009	70,000	55,751
7.80% due 06/01/2012	700,000	379,415
7.875% due 06/15/2010	1,875,000	1,249,549
9.875% due 08/10/2011	725,000	421,437
12.00% due 05/15/2015	9,990,000	5,816,278
General Motors Acceptance Corp. LLC
8.00% due 11/01/2031 (h)	8,716,000	3,912,787
GMAC LLC
6.00% due 04/01/2011 (h)	1,231,000	794,598
7.50% due 12/31/2013 (h)	332,000	139,662
8.00% due 12/31/2018 (h)	398,000	95,373

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financial Services (continued)
Goldman Sachs Group LP
4.50% due 06/15/2010	$580,000	$573,805
Hawker Beechcraft Acquisition Company LLC
8.875% due 04/01/2015	735,000	62,475
HSBC Finance Capital Trust IX
5.911% due 11/30/2035 (b)	1,650,000	491,726
International Lease Finance Corp.
5.875% due 05/01/2013	815,000	495,246
JPMorgan Chase & Company
2.125% due 06/22/2012	650,000	646,914
6.625% due 03/15/2012	970,000	980,364
Lehman Brothers Holdings, Inc.
4.50% due 07/26/2010 ^	775,000	100,750
6.20% due 09/26/2014 ^	290,000	37,700
Lehman Brothers Holdings, Inc., MTN
6.75% due 12/28/2017 ^	2,620,000	262
Leucadia National Corp.
8.125% due 09/15/2015	970,000	805,100
Merrill Lynch & Company, Inc.
5.70% due 05/02/2017	1,090,000	770,353
Morgan Stanley
1.5356% due 10/18/2016 (b)	250,000	178,043
3.25% due 12/01/2011	40,000	41,236
4.75% due 04/01/2014	2,280,000	1,911,794
Shinsei Finance Cayman, Ltd.
6.418% due 01/29/2049 (b)(h)	850,000	139,796
TNK-BP Finance SA
7.50% due 07/18/2016 (h)	1,330,000	798,000
7.875% due 03/13/2018 (h)	340,000	193,800
TNK-BP Finance SA, Series REGS
6.625% due 03/20/2017	480,000	264,000
Wells Fargo Company
5.30% due 08/26/2011	1,250,000	1,249,818
		44,282,389
Food & Beverages - 0.38%
Dole Food Company, Inc.
7.25% due 06/15/2010	230,000	205,850
8.625% due 05/01/2009	1,200,000	1,176,000
Kroger Company
6.40% due 08/15/2017	40,000	40,544
		1,422,394
Forest Products - 0.12%
Weyerhaeuser Company
6.75% due 03/15/2012	480,000	454,409
Funeral Services - 0.02%
Service Corp. International
7.50% due 04/01/2027	30,000	23,250
7.625% due 10/01/2018	65,000	59,800
		83,050
Furniture & Fixtures - 0.18%
Norcraft Companies LP
9.00% due 11/01/2011	400,000	373,000
Norcraft Holdings Capital
9.75 due 09/01/2012	350,000	293,125
		666,125
Gas & Pipeline Utilities - 2.76%
El Paso Corp.
7.00% due 06/15/2017	1,330,000	1,166,698
7.375% due 12/15/2012	475,000	440,122
7.75% due 01/15/2032	6,430,000	4,935,932
7.80% due 08/01/2031	2,783,000	2,122,942
7.875% due 06/15/2012	500,000	474,279
El Paso Natural Gas Company
8.375% due 06/15/2032	480,000	447,119
Kinder Morgan Energy Partners LP
5.00% due 12/15/2013	140,000	132,518
6.75% due 03/15/2011	100,000	102,323
7.125% due 03/15/2012	20,000	20,505
Williams Companies, Inc.
7.625% due 07/15/2019	25,000	23,375
7.875% due 09/01/2021	275,000	257,125
8.75% due 03/15/2032	267,000	249,645
		10,372,583
Healthcare Products - 0.47%
Biomet, Inc.
10.375% due 10/15/2017	880,000	767,800
11.625% due 10/15/2017	1,020,000	943,500
Leiner Health Products, Inc.
11.00% due 06/01/2012 ^	500,000	1,250
Universal Hospital Services, Inc.
5.9425% due 06/01/2015 (b)	50,000	35,500
8.50% due 06/01/2015	40,000	34,800
		1,782,850
Healthcare Services - 0.37%
DaVita, Inc.
7.25% due 03/15/2015	420,000	407,400
U.S. Oncology Holdings, Inc., PIK
8.3344% due 03/15/2012	219,000	131,400
Vanguard Health Holding Company I LLC
11.25% due 10/01/2015	300,000	256,500
Vanguard Health Holding Company II LLC
9.00% due 10/01/2014	640,000	585,600
		1,380,900
Holdings Companies/Conglomerates - 0.09%
Ashtead Capital, Inc.
9.00% due 08/15/2016 (h)	558,000	323,640
Leucadia National Corp.
7.125% due 03/15/2017	10,000	7,350
		330,990
Homebuilders - 0.17%
K Hovnanian Enterprises, Inc.
11.50% due 05/01/2013	810,000	631,800
Hotels & Restaurants - 0.05%
Buffets, Inc.
12.50% due 11/01/2014 ^	195,000	20
CCM Merger, Inc.
8.00% due 08/01/2013 (h)	105,000	38,850
El Pollo Loco, Inc.
11.75% due 11/15/2013	95,000	73,150
Sbarro, Inc.
10.375% due 02/01/2015	160,000	59,200
		171,220

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrial Machinery - 0.07%
H&E Equipment Services, Inc.
8.375% due 07/15/2016	$445,000	$280,350
Insurance - 0.02%
American International Group, Inc., MTN
5.85% due 01/16/2018	160,000	84,560
International Oil - 2.27%
Corral Finans AB, PIK
2.5944% due 04/15/2010 (b)(h)	106,427	55,342
Gaz Capital for Gazprom
6.212% due 11/22/2016 (h)	1,070,000	716,900
6.51% due 03/07/2022 (h)	480,000	280,224
8.625% due 04/28/2034	800,000	631,878
Gaz Capital SA, Series REGS
6.212% due 11/22/2016	500,000	326,785
KazMunaiGaz Finance Sub BV
8.375% due 07/02/2013 (h)	1,230,000	861,000
Kerr-McGee Corp.
6.95% due 07/01/2024	490,000	397,915
OAO Gazprom
9.625% due 03/01/2013	150,000	135,375
Pemex Project Funding Master Trust
6.625% due 06/15/2035	7,019,000	4,954,761
Petroplus Finance, Ltd.
6.75% due 05/01/2014 (h)	110,000	85,250
7.00% due 05/01/2017 (h)	130,000	96,200
		8,541,630
Leisure Time - 0.25%
Boyd Gaming Corp.
6.75% due 04/15/2014	400,000	208,000
Inn of the Mountain Gods Resort & Casino
12.00% due 11/15/2010	190,000	22,800
MGM Mirage, Inc.
6.625% due 07/15/2015	20,000	7,800
7.625% due 01/15/2017	310,000	124,000
Mohegan Tribal Gaming Authority
6.875% due 02/15/2015	150,000	42,750
7.125% due 08/15/2014	150,000	45,000
River Rock Entertainment Authority
9.75% due 11/01/2011	25,000	12,750
Snoqualmie Entertainment Authority
5.3837% due 02/01/2014 (b)(h)	45,000	24,300
9.125% due 02/01/2015 (h)	700,000	378,000
Station Casinos, Inc.
7.75% due 08/15/2016	240,000	72,000
		937,400
Manufacturing - 1.02%
Sequa Corp.
13.50% due 12/01/2015 (h)(j)	154,658	24,745
Tyco International Group SA
6.00% due 11/15/2013	1,040,000	978,032
6.375% due 10/15/2011	180,000	183,737
6.75% due 02/15/2011	360,000	369,001
Tyco International, Ltd.
6.875% due 01/15/2021	2,760,000	2,285,882
		3,841,397
Medical-Hospitals - 1.71%
Community Health Systems, Inc.
8.875% due 07/15/2015	360,000	340,650
HCA, Inc.
6.375% due 01/15/2015	265,000	182,850
7.50% due 12/15/2023	25,000	13,840
7.50% due 11/15/2095	40,000	19,052
7.50% due 11/06/2033	1,400,000	735,000
9.125% due 11/15/2014	670,000	628,125
9.25% due 11/15/2016	1,140,000	1,043,100
9.625% due 11/15/2016	2,738,000	2,286,230
Tenet Healthcare Corp.
6.875% due 11/15/2031	1,125,000	551,250
7.375% due 02/01/2013	125,000	105,625
9.875% due 07/01/2014	669,000	530,182
		6,435,904
Mining - 1.46%
Freeport-McMoRan Copper & Gold, Inc.
8.375% due 04/01/2017	2,400,000	2,070,000
Noranda Aluminium Acquisition Corp.
6.595% due 05/15/2015 (b)	130,000	31,200
Vale Overseas, Ltd.
6.875% due 11/21/2036	3,437,000	2,969,912
Vedanta Resources PLC
8.75% due 01/15/2014 (h)	600,000	420,000
		5,491,112
Office Furnishings & Supplies - 0.06%
Interface, Inc.
9.50% due 02/01/2014	100,000	72,000
10.375% due 02/01/2010	150,000	139,500
		211,500
Oil Comp-Integrated - 0.17%
Occidental Petroleum Corp.
7.00% due 11/01/2013	570,000	631,681
Paper - 0.41%
Abitibi-Consolidated Company of Canada
13.75% due 04/01/2011 (h)	690,000	489,900
Appleton Papers, Inc.
8.125% due 06/15/2011	15,000	10,200
Appleton Papers, Inc., Series B
9.75% due 06/15/2014	305,000	67,100
NewPage Corp.
7.42% due 05/01/2012 (b)	1,705,000	409,200
NewPage Holding Corp.
10.265% due 11/01/2013 (b)	1,336,604	320,785
Smurfit Capital Funding PLC
7.50% due 11/20/2025	200,000	112,000
Verso Paper Holdings LLC, Series B
11.375% due 08/01/2016	710,000	149,100
		1,558,285
Petroleum Services - 0.63%
Anadarko Finance Company, Series B
7.50% due 05/01/2031	1,410,000	1,204,594
Belden & Blake Corp.
8.75% due 07/15/2012	725,000	507,500
Compagnie Generale de Geophysique SA
7.50% due 05/15/2015	50,000	39,125

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Petroleum Services (continued)
Complete Production Services, Inc.
8.00% due 12/15/2016	$235,000	$158,919
Enterprise Products Operating LP
8.375% due 08/01/2066 (b)	210,000	141,750
Key Energy Services, Inc.
8.375% due 12/01/2014	150,000	97,500
Pride International, Inc.
7.375% due 07/15/2014	210,000	208,950
SemGroup LP
8.75% due 11/15/2015 ^ (h)	200,000	10,000
		2,368,338
Photography - 1.63%
Eastman Kodak Company
3.375% due 10/15/2033	4,210,000	3,052,250
7.25% due 11/15/2013	4,790,000	3,089,550
		6,141,800
Publishing - 0.23%
Dex Media West LLC
9.875% due 08/15/2013	75,000	11,437
Idearc, Inc.
8.00% due 11/15/2016	1,235,000	18,525
TL Acquisitions, Inc.
10.50% due 01/15/2015 (h)	1,740,000	817,800
		847,762
Railroads & Equipment - 0.25%
Grupo Transportacion Ferroviaria Mexicana, SA de CV
9.375% due 05/01/2012	130,000	127,400
Kansas City Southern de Mexico SA de CV
7.375% due 06/01/2014	850,000	752,250
7.625% due 12/01/2013	50,000	45,000
		924,650
Real Estate - 0.11%
Ashton Woods USA
9.50% due 10/01/2015	75,000	14,250
Forest City Enterprises, Inc.
7.625% due 06/01/2015	5,000	2,200
Realogy Corp.
10.50% due 04/15/2014	711,000	149,310
11.00% due 04/15/2014	750	83
12.375% due 04/15/2015	900,000	108,000
Ventas Realty LP
6.50% due 06/01/2016	35,000	29,662
6.75% due 04/01/2017	150,000	126,750
		430,255
Retail - 0.20%
Michaels Stores, Inc.
10.00% due 11/01/2014	750,000	255,938
Suburban Propane Partners LP
6.875% due 12/15/2013	365,000	343,100
Wal-Mart Stores, Inc.
5.80% due 02/15/2018	140,000	150,212
		749,250
Retail Grocery - 0.02%
Kroger Company
6.15% due 01/15/2020	60,000	59,109
Retail Trade - 0.69%
American Greetings Corp.
7.375% due 06/01/2016	15,000	7,725
Blockbuster, Inc.
9.00% due 09/01/2012 (a)	1,190,000	630,700
CVS Corp.
9.35% due 01/10/2023 (e)(h)	1,700,000	501,666
CVS Pass-Through Trust
6.036% due 12/10/2028 (h)	446,280	340,632
Dollar General Corp.
10.625% due 07/15/2015	210,000	210,525
Dollar General Corp., PIK
11.875% due 07/15/2017	140,000	135,100
Neiman Marcus Group, Inc.
9.00% due 10/15/2015 (h)	1,940,000	766,300
		2,592,648
Sanitary Services - 0.20%
Waste Management, Inc.
6.375% due 11/15/2012	730,000	734,434
Semiconductors - 0.02%
NXP BV/NXP Funding LLC
7.875% due 10/15/2014	120,000	24,000
9.50% due 10/15/2015	25,000	2,125
Sensata Technologies B.V.
8.00% due 05/01/2014 (h)	120,000	31,200
		57,325
Steel - 1.30%
Evraz Group SA
8.875% due 04/24/2013 (h)	1,050,000	630,000
GTL Trade Finance, Inc.
7.25% due 10/20/2017 (h)	2,390,000	2,200,956
Metals USA, Inc.
11.125% due 12/01/2015	450,000	256,500
Ryerson, Inc.
12.25% due 11/01/2015 (h)	2,845,000	1,678,550
Steel Dynamics, Inc.
7.375% due 11/01/2012	110,000	95,150
Tube City IMS Corp.
9.75% due 02/01/2015	155,000	31,775
		4,892,931
Telecommunications Equipment & Services - 0.44%
Citizens Communications Company
7.875% due 01/15/2027	200,000	146,000
Deutsche Telekom International Finance BV
5.75% due 03/23/2016	430,000	422,110
Hawaiian Telcom Communications, Inc., Series B
12.50% due 05/01/2015 ^	110,000	1,100
Intelsat Bermuda, Ltd.
11.25% due 06/15/2016	510,000	480,675
Royal KPN NV
8.00% due 10/01/2010	580,000	606,113
		1,655,998

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telephone - 1.72%
AT&T, Inc.
5.60% due 05/15/2018	$310,000	$298,274
Cincinnati Bell Telephone Company
6.30% due 12/01/2028	95,000	68,400
Level 3 Financing, Inc.
9.25% due 11/01/2014	460,000	292,100
Nordic Telephone Company Holdings
8.875% due 05/01/2016 (h)	470,000	427,700
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	306,000	259,335
Qwest Corp.
5.2463% due 06/15/2013 (b)	90,000	76,275
Sprint Capital Corp.
8.375% due 03/15/2012	2,750,000	2,227,500
Telecom Italia Capital SA
5.25% due 10/01/2015	500,000	421,777
Verizon Communications, Inc.
5.50% due 02/15/2018	1,060,000	1,003,113
Verizon Florida LLC, Series F
6.125% due 01/15/2013	295,000	294,363
Virgin Media, Inc.
9.125% due 08/15/2016	950,000	834,812
Windstream Corp.
8.625% due 08/01/2016	255,000	244,800
		6,448,449
Tobacco - 0.42%
Alliance One International, Inc.
8.50% due 05/15/2012	50,000	43,250
11.00% due 05/15/2012	1,000,000	940,000
Altria Group, Inc.
9.70% due 11/10/2018	570,000	596,789
		1,580,039
Travel Services - 0.01%
Expedia, Inc.
8.50% due 07/01/2016 (h)	30,000	24,600
Trucking & Freight - 0.02%
Swift Transportation Company, Inc.
8.9844% due 05/15/2015 (b)(h)	160,000	14,400
12.50% due 05/15/2017 (h)	485,000	48,500
		62,900
TOTAL CORPORATE BONDS (Cost $264,052,254)		$171,174,233
COLLATERALIZED MORTGAGE OBLIGATIONS - 8.42%
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A4
5.372% due 09/10/2045 (b)	340,000	234,998
Bear Stearns Structured Products Inc., Series 2007-EMX1, Class A1
1.4737% due 03/25/2037 (b)(e)(h)	3,379,143	3,259,860
Commercial Mortgage Asset Trust, Series 1999-C1, Class C
7.35% due 01/17/2032	295,000	260,260
Commercial Mortgage Pass-Through Certificates, Series 2001-J2A, Class A1
5.447% due 07/16/2034	242,496	234,620
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B
0.67% due 07/20/2046 (b)	1,286,327	507,607
Countrywide Home Loans, Series 2006-HYB3, Class 2A1A
5.6995% due 04/20/2036 (b)	111,964	60,867
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4
5.5519% due 02/15/2039 (b)	1,675,000	1,173,488
Federal Home Loan Mortgage Corp., Series 3330, Class VA
5.00% due 06/15/2018	264,143	274,819
First Boston Mortgage Securities Corp., Series D, Class I-O
10.965% IO due 05/25/2017	8,455	1,407
First Union National Bank Commercial Mortgage, Series 2000-C1
0.5624% IO due 05/17/2032	12,540,261	140,896
GMAC Mortgage Corp Loan Trust, Series 2004-AR1, Class 24A
5.0577% due 06/25/2034	751,667	404,543
Green Tree Financial Corp., Series 1997-6, Class A8
7.07% due 01/15/2029	321,333	277,258
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF
0.8238% due 03/25/2035 (b)(h)	707,052	542,714
GSR Mortgage Loan Trust, Series 2004-7, Class 4A1
4.8465% due 06/25/2034 (b)	680,724	499,381
GSRPM Mortgage Loan Trust, Series 2003-1, Class A3
0.9737% due 01/25/2032 (b)	68,724	51,740
Harborview Mortgage Loan Trust, Series 2007-7, Class 2A1A
1.4737% due 11/25/2047 (b)	3,680,001	1,293,050
Impac CMB Trust, Series 2003-4, Class 1A1
1.1137% due 10/25/2033 (b)	45,459	26,415
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
0.7738% due 08/25/2035 (b)	1,203,255	499,495
IndyMac Index Mortgage Loan Trust, Series 2006-AR6, Class 2A1A
0.6738% due 06/25/2047 (b)	3,252,418	1,371,108
IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1
5.8535% due 08/25/2037 (b)	2,441,020	1,020,033
Indymac Index Mortgage Loan Trust, Series 2007-AR5, Class 2A1
5.9894% due 05/25/2037 (b)	1,764,582	752,704
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-CB15, Class A4
5.814% due 06/12/2043 (b)	2,370,000	1,491,277
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
4.9619% due 08/25/2035 (b)	93,884	56,679
Luminent Mortgage Trust, Series 2006-4, Class A1A
0.6638% due 05/25/2046 (b)	1,505,586	652,281
Master Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1
5.6501% due 11/25/2035 (b)	1,432,806	814,094

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Master Adjustable Rate Mortgages Trust., Series 2007-3, Class 12A1
0.6737% due 05/25/2047 (b)	$3,851,537	$1,468,158
Master Adjustable Rate Mortgages Trust., Series 2006-2, Class 3A1
4.8469% due 01/25/2036 (b)	130,291	92,224
Master Adjustable Rate Mortgages Trust., Series 2006-OA1, Class 1A1
0.6838% due 04/25/2046 (b)	2,409,199	958,832
MASTR Asset Securitization Trust, Series 2003-6, Class 1A1
5.50% due 07/25/2033	1,147,851	1,101,847
Merit Securities Corp., Series 11PA, Class B2
1.9088% due 09/28/2032 (b)(h)	340,220	246,535
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.657% due 05/12/2039 (b)	970,000	630,214
Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A1
5.371% due 10/25/2034 (b)	581,857	315,935
Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A
0.6638% due 09/25/2046 (b)	1,471,800	610,022
Prime Mortgage Trust, Series 2006-DR1, Class 2A2
6.00% due 05/25/2035 (h)	1,836,058	1,247,085
Structured Asset Mortgage Investments, Inc., Series 2005-AR3, Class 2A1
5.5941% due 08/25/2035 (b)	101,891	65,094
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3
0.6638% due 07/25/2046 (b)	1,704,965	574,225
Thornburg Mortgage Securities Trust, Series 2006-3, Class A2
0.5788% due 05/25/2046 (b)	1,915,487	1,776,845
Thornburg Mortgage Securities Trust, Series 2006-3, Class A3
0.5838% due 06/25/2046 (b)	2,088,670	2,058,445
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
6.2087% due 09/25/2037 (b)	1,476,624	1,033,743
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1
6.1998% due 09/25/2037 (b)	1,408,505	1,034,189
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 4A1
5.3375% due 03/25/2037 (b)	1,724,642	949,323
WaMu Mortgage Pass Through Certificates, Series 2007-OA6, Class 1A1B
2.6325% due 07/25/2047 (b)	4,162,031	1,018,122
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
0.7438% due 12/25/2045 (b)	1,204,772	540,461
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,354,550)		$31,622,893
ASSET BACKED SECURITIES - 5.01%
ACE Securities Corp., Series 2006-GP1, Class A
0.6038% due 02/25/2031 (b)	954,672	615,123
Amortizing Residential Collateral Trust, Series 2002-BC6, Class M2
2.2738% due 08/25/2032 (b)	64,352	21,841
Asset Backed Securities Corp., Series 2003-HE2, Class M2
3.3113% due 04/15/2033 (b)	47,363	23,468
Bear Stearns Asset Backed Securities Inc., Series 2003-ABF1, Class A
0.8438% due 01/25/2034 (b)	50,085	36,077
Bear Stearns Asset Backed Securities Inc., Series 2007-SD1, Class 1A2A
6.00% due 10/25/2036	2,689,033	1,512,628
Bear Stearns Asset Backed Securities Inc., Series 2007-SD1, Class 1A3A
6.50% due 10/25/2036	2,492,464	1,364,761
Bear Stearns Asset Backed Securities Trust, Series 2007-HE6, Class 1A1
1.7237% due 08/25/2037 (b)	1,845,928	1,020,453
Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1
0.9237% due 03/25/2047 (b)	532,894	260,619
Countrywide Asset-Backed Certificates, Series 2004-5, Class M4
1.7238% due 06/25/2034 (b)	182,256	14,973
Ellington Loan Acquisition Trust, Series 2007-1, Class A2A1
1.4737% due 05/25/2037 (b)(h)	1,841,927	1,442,553
Ellington Loan Acquisition Trust, Series 2007-1, Class A2C
1.7237% due 05/25/2037 (b)(h)	2,300,000	775,244
EMC Mortgage Loan Trust, Series 2003-B, Class A1
1.0237% due 11/25/2041 (b)(h)	201,593	181,171
GSAMP Trust, Series 2006-S4, Class A1
0.5638% due 05/25/2036 (b)	463,877	120,795
IndyMac Seconds Asset Backed Trust, Series 2006-A, Class A
0.6038% due 06/25/2036 (b)	1,446,885	220,461
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A1
1.9738% due 10/25/2037 (b)	3,495,120	2,584,749
Mid State Trust, Series 6, Class A1
7.34% due 07/01/2035	515,872	496,148
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1
0.6238% due 03/25/2036 (b)	831,878	179,141
Nelnet Student Loan Trust, Series 2008-4, Class A4
2.6394% due 04/25/2024 (b)	810,000	710,433
RAAC Series, Series 2006-RP2, Class A
0.7238% due 02/25/2037 (b)(h)	1,060,078	679,292
RAAC Series, Series 2007-RP3, Class A
0.8537% due 10/25/2046 (b)	1,675,655	890,751
Residential Asset Mortgage Products Inc., Series 2003-RS4, Class AIIB
1.1337% due 05/25/2033 (b)	34,588	17,626
SACO I Trust, Inc., Series 2006-5, Class 1A
0.6238% due 04/25/2036 (b)	1,818,642	284,912
SACO I Trust, Inc., Series 2006-5, Class 2A3
0.6538% due 05/25/2036 (b)	1,490,000	38,781
SACO I Trust, Inc., Series 2006-6, Class A
0.6038% due 06/25/2036 (b)	1,287,698	180,925

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

ASSET BACKED SECURITIES (continued)
Sail Net Interest Margin Notes, Series 2004-2A, Class A
5.50% due 03/27/2034 (h)	$23,428	$2
Securitized Asset Backed Receivables LLC, Series 2007-BR2, Class A2
0.7038% due 02/25/2037 (b)	3,245,489	1,462,372
SLM Student Loan Trust, Series 2006-5, Class A2
1.1494% due 07/25/2017 (b)	755,981	752,470
Structured Asset Securities Corp., Series 2006-ARS1, Class A1
0.5838% due 02/25/2036 (b)(h)	910,452	118,539
Structured Asset Securities Corp., Series 2007-TC1, Class A
0.7738% due 04/25/2031 (b)(h)	3,473,552	1,941,976
Structured Asset Securities Corp., Series 2008-BC4, Class A3
0.7238% due 11/25/2037 (b)	1,050,285	869,373
TOTAL ASSET BACKED SECURITIES (Cost $36,839,845)		$18,817,657
SUPRANATIONAL OBLIGATIONS - 0.23%
Venezuela - 0.23%
Corporacion Andina de Fomento
6.875% due 03/15/2012	916,000	877,244
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $984,819)		$877,244
PREFERRED STOCKS - 0.24%
Automobiles - 0.05%
General Motors Corp., Series C, 6.25% *	76,275	188,399
Financial Services - 0.19%
Federal Home Loan Mortgage Corp., Series V, 5.57% *	121,625	38,920
Federal Home Loan Mortgage Corp., Series Z, 8.375% *	56,575	28,288
Federal National Mortgage Association, Series S, 8.25% *	39,250	32,185
Preferred Blocker, Inc., 7.00% * (h)	2,440	416,630
Resona Preferred Global Securities, Ltd., 7.191% * (h)(k)	440,000	189,668
		705,691
TOTAL PREFERRED STOCKS (Cost $7,328,590)		$894,090
TERM LOANS - 2.16%
Auto Services - 0.35%
Hertz Corp.
3.19% due 01/21/2012 (b)	1,983,120	1,303,901
Business Services - 0.22%
First Data Corp.
5.926% due 10/15/2014 (b)	1,244,250	816,695
Commercial Services - 0.35%
Aramark Corp.
3.333% due 01/31/2014 (b)	1,500,000	1,295,833
Electrical Utilities - 0.57%
Calpine Corp.
4.335% due 03/29/2009 (b)	2,970,000	2,154,310
Medical-Hospitals - 0.45%
Community Health Systems, Inc., Tranche B
3.403% due 07/02/2014 (b)	2,017,562	1,708,280
Paper - 0.02%
Georgia Pacific
3.458% due 12/23/2013 (b)	102,059	88,089
Semiconductors - 0.20%
Freescale Semiconductor
3.931% due 12/01/2013 (b)	1,717,947	742,399
TOTAL TERM LOANS (Cost $10,647,295)		$8,109,507
REPURCHASE AGREEMENTS - 1.12%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/27/2009 at
0.26% to be repurchased at
$4,200,091 on 03/02/2009,
collateralized by $4,295,000
Federal Home Loan Bank, 0.77%
due 12/30/2009 (valued at
$4,284,001 including interest)	$4,200,000	$4,200,000
TOTAL REPURCHASE AGREEMENTS (Cost $4,200,000)		$4,200,000
SHORT TERM INVESTMENTS - 6.69%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$25,143,968	$25,143,968
TOTAL SHORT TERM INVESTMENTS (Cost $25,143,968)		$25,143,968
Total Investments (Strategic Bond Fund)
(Cost $580,567,908) - 117.47%		$441,288,770
Liabilities in Excess of Other Assets - (17.47)%		(65,637,789)
TOTAL NET ASSETS - 100.00%		$375,650,981

Strategic Income Fund

	Shares or
	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 1.04%
U.S. Treasury Bonds - 1.04%
8.125% due 08/15/2019	$930,000	$1,293,572
9.25% due 02/15/2016	1,635,000	2,281,975
		3,575,547
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,318,174)		$3,575,547
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.73%
Federal National Mortgage Association - 7.73%
5.00% due 06/01/2023	1,433,434	1,475,933
5.375% due 06/12/2017	7,265,000	8,187,393
5.50% due 10/01/2036 to 07/01/2037	8,426,468	8,641,575
6.00% due 11/01/2036 to 10/01/2037	5,440,781	5,627,550

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)

	Shares or
	Principal
	Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (continued)
6.50% due 11/01/2036		$2,508,218	$2,625,693
			26,558,144
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $24,992,418)			$26,558,144
FOREIGN GOVERNMENT OBLIGATIONS - 19.37%
Canada - 4.81%
Province of Ontario
4.40% due 03/08/2016	CAD	4,325,000	3,528,434
4.50% due 03/08/2015		3,085,000	2,560,099
4.75% due 06/02/2013		4,610,000	3,889,088
6.25% due 06/16/2015	NZD	3,520,000	1,868,699
6.375% due 10/12/2010		5,010,000	2,618,695
Province of Quebec
5.25% due 10/01/2013	CAD	2,370,000	2,037,731
			16,502,746
Colombia - 0.04%
Republic of Colombia
10.00% due 01/23/2012		$110,000	124,300
France - 1.65%
Government of France
4.75% due 10/25/2012	EUR	4,125,000	5,664,927
Germany - 9.32%
Bundesrepublik Deutschland, Series 09
3.75% due 01/04/2019		6,348,000	8,475,331
Bundesschatzanweisungen
4.00% due 09/10/2010		6,200,000	8,181,920
Federal Republic of Germany
3.50% due 04/12/2013		1,710,000	2,287,171
4.25% due 07/04/2018		7,150,000	9,950,369
5.00% due 07/04/2012		2,240,000	3,123,026
			32,017,817
Mexico - 0.57%
Government of Mexico
5.625% due 01/15/2017		$520,000	501,540
5.875% due 01/15/2014		550,000	558,250
6.375% due 01/16/2013		490,000	515,725
8.125% due 12/30/2019		360,000	396,000
			1,971,515
New Zealand - 0.30%
Government of New Zealand
6.00% due 12/15/2017	NZD	1,860,000	1,032,096
Spain - 1.13%
Kingdom of Spain
5.35% due 10/31/2011	EUR	2,840,000	3,869,217
United Kingdom - 1.55%
Government of United Kingdom
5.00% due 03/07/2012	GBP	1,635,000	2,553,527
5.00% due 03/07/2018		1,725,000	2,778,742
			5,332,269
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $71,704,256)			$66,514,887
CORPORATE BONDS - 43.91%
Advertising - 0.05%
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016		1,815,000	81,675
Vertis, Inc., Series A
18.50% due 10/01/2012		300,000	75,000
			156,675
Aerospace - 0.13%
Vought Aircraft Industries, Inc.
8.00% due 07/15/2011		820,000	451,000
Air Travel - 0.85%
Delta Airlines, Inc.
6.821% due 08/10/2022		1,479,324	1,042,923
Northwest Airlines, Inc., Series 07-1
7.027% due 11/01/2019		3,175,000	1,889,125
			2,932,048
Amusement & Theme Parks - 0.01%
HRP Myrtle Beach Operations LLC
10.07% due 04/01/2012 ^ (h)		1,685,000	16,850
Apparel & Textiles - 0.19%
Hanesbrands, Inc., Series B
5.6975% due 12/15/2014 (b)		1,010,000	666,600
Auto Parts - 0.72%
Allison Transmission, Inc.
11.00% due 11/01/2015 (h)		2,445,000	1,185,825
11.25% due 11/01/2015 (h)		1,990,000	766,150
Tenneco Automotive, Inc.
8.625% due 11/15/2014		3,690,000	516,600
			2,468,575
Automobiles - 1.06%
DaimlerChrysler N.A. Holding Corp., EMTN
4.375% due 03/21/2013	EUR	3,145,000	3,650,421
Banking - 0.42%
Landwirtschaftliche Rentenbank, EMTN
6.50% due 09/17/2009	NZD	1,115,000	568,414
6.625% due 05/27/2010		1,700,000	888,654
			1,457,068
Broadcasting - 1.64%
Allbritton Communications Company
7.75% due 12/15/2012		$2,395,000	1,077,750
Canadian Satellite Radio Holdings, Inc.
12.75% due 02/15/2014		925,000	187,313
Radio One, Inc.
6.375% due 02/15/2013		225,000	54,281
8.875% due 07/01/2011		200,000	64,250
Salem Communications Corp.
7.75% due 12/15/2010		100,000	49,500
Sirius Satellite Radio, Inc.
9.625% due 08/01/2013		3,175,000	1,365,250
XM Satellite Radio Holdings, Inc.
7.00% due 12/01/2014 (h)		2,290,000	555,325
13.00% due 08/01/2013 (h)		4,040,000	1,777,600
XM Satellite Radio Holdings, Inc., Series AI
10.00% due 06/01/2011		1,100,000	495,000
			5,626,269

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Building Materials & Construction - 0.26%
Odebrecht Finance, Ltd.
7.50% due 10/18/2017 (h)		$970,000	$906,950
Business Services - 0.75%
Minerva Overseas, Ltd.
9.50% due 02/01/2017 (h)		3,230,000	2,006,638
Vangent, Inc.
9.625% due 02/15/2015		910,000	575,575
			2,582,213
Cable & Television - 2.64%
Charter Communications Holdings I LLC
11.00% due 10/01/2015		990,000	84,150
11.00% due 10/01/2015		525,000	39,375
Charter Communications Holdings II LLC
10.25% due 09/15/2010 (h)		1,625,000	1,308,125
10.25% due 10/01/2013 (h)		1,912,000	1,481,800
10.25% due 09/15/2010		210,000	168,000
Comcast Corp.
4.95% due 06/15/2016		805,000	719,523
CSC Holdings, Inc.
8.50% due 06/15/2015 (h)		1,450,000	1,384,750
Mediacom Broadband LLC
8.50% due 10/15/2015		75,000	63,562
Mediacom LLC/Mediacom Capital Corp.
9.50% due 01/15/2013		125,000	108,750
Shaw Communications, Inc.
5.70% due 03/02/2017	CAD	610,000	443,135
Sinclair Broadcast Group, Inc.
8.00% due 03/15/2012		$1,914,000	1,148,400
Time Warner Cable, Inc.
6.75% due 07/01/2018		1,515,000	1,436,332
8.75% due 02/14/2019 (b)		620,000	661,815
Young Broadcasting, Inc.
10.00% due 03/01/2011		1,790,000	197
			9,047,914
Cellular Communications - 1.82%
American Tower Corp., Series WI
7.00% due 10/15/2017		1,310,000	1,237,950
Centennial Communications Corp.
10.00% due 01/01/2013		2,735,000	2,905,938
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (h)		2,000,000	2,122,102
			6,265,990
Chemicals - 0.43%
American Pacific Corp.
9.00% due 02/01/2015		1,645,000	1,381,800
Nova Chemicals Corp.
6.50% due 01/15/2012		125,000	99,062
			1,480,862
Containers & Glass - 2.15%
Ball Corp.
6.625% due 03/15/2018		195,000	188,175
BWAY Corp.
10.00% due 10/15/2010		2,120,000	1,987,500
Graphic Packaging International Corp.
8.50% due 08/15/2011		1,000,000	880,000
9.50% due 08/15/2013		2,255,000	1,679,975
OI European Group BV
6.875% due 03/31/2017 (h)	EUR	410,000	441,811
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013		$1,450,000	1,464,500
Smurfit-Stone Container Enterprises, Inc.
8.00% due 03/15/2017		1,570,000	137,375
8.375% due 07/01/2012		2,925,000	234,000
US Corrugated, Inc.
10.00% due 06/12/2013		715,000	357,500
			7,370,836
Crude Petroleum & Natural Gas - 0.67%
Chesapeake Energy Corp.
2.25% due 12/15/2038		1,050,000	557,813
7.25% due 12/15/2018		2,125,000	1,726,562
			2,284,375
Electrical Utilities - 1.14%
Appalachian Power Company, Series K
5.00% due 06/01/2017		900,000	786,405
Cia de Transporte de Energia Electrica de Alta Tension SA
8.875% due 12/15/2016 (h)		1,085,000	434,000
Dominion Resources, Inc., Series A
5.60% due 11/15/2016		900,000	859,675
Texas Competitive Electric Holdings Company LLC, Series A
10.25% due 11/01/2015		3,600,000	1,818,000
			3,898,080
Energy - 0.49%
Enterprise Products Operating LP, Series B
5.60% due 10/15/2014 (h)		980,000	909,988
Exide Technologies, Series B
10.50% due 03/15/2013		1,315,000	775,850
			1,685,838
Financial Services - 7.93%
CIT Group, Inc.
5.00% due 02/13/2014		615,000	340,951
Ford Motor Credit Company LLC
9.75% due 09/15/2010		1,710,000	1,104,147
General Electric Capital Australia Funding Property, Ltd., MTN
6.50% due 11/15/2011	AUD	2,870,000	1,717,828
General Electric Capital Corp.
6.625% due 02/04/2010	NZD	3,745,000	1,879,832
Independencia International, Ltd.
9.875% due 01/31/2017 (h)		$1,485,000	222,750
9.875% due 05/15/2015 (h)		1,610,000	241,500
ISA Capital do Brasil SA
8.80% due 01/30/2017 (h)		470,000	420,650
Local TV Finance LLC
9.25% due 06/15/2015 (h)		240,000	24,300
New South Wales Treasury Corp., Series 10RG
7.00% due 12/01/2010	AUD	24,700,000	16,686,767
Nexstar Finance, Inc.
7.00% due 01/15/2014		$930,000	326,662
SLM Corp., MTN
8.45% due 06/15/2018		2,470,000	1,605,500

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Financial Services (continued)
TAM Capital, Inc.
7.375% due 04/25/2017		$1,205,000	$747,100
Toyota Motor Credit Corp., EMTN
6.75% due 09/21/2009	NZD	2,300,000	1,164,760
Ucar Finance, Inc.
10.25% due 02/15/2012		$36,000	32,400
VW Financial Services AG, EMTN
5.375% due 01/25/2012	EUR	565,000	726,279
			27,241,426
Food & Beverages - 0.44%
ASG Consolidated LLC/ASG Finance, Inc.
11.50% due 11/01/2011 (h)		$615,000	522,750
Cosan SA Industria e Comercio
8.25% due 02/28/2049 (h)		2,000,000	1,000,000
			1,522,750
Gas & Pipeline Utilities - 1.22%
Atlas Pipeline Partners LP
8.125% due 12/15/2015		200,000	127,000
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., Series B
8.50% due 07/15/2016		2,150,000	1,548,000
8.75% due 04/15/2018 (h)		520,000	369,200
NGPL Pipeco LLC
7.119% due 12/15/2017 (h)		935,000	867,320
Southern Union Company
7.20% due 11/01/2066 (b)		705,000	352,500
Targa Resources Partners LP
8.25% due 07/01/2016		760,000	539,600
Williams Partners Finance Corp.
7.25% due 02/01/2017		460,000	400,200
			4,203,820
Healthcare Products - 0.95%
Bausch & Lomb, Inc.
9.875% due 11/01/2015 (h)		1,545,000	1,402,088
Hanger Orthopedic Group, Inc.
10.25% due 06/01/2014		1,880,000	1,870,600
			3,272,688
Hotels & Restaurants - 0.50%
CCM Merger, Inc.
8.00% due 08/01/2013 (h)		4,590,000	1,698,300
Household Products - 0.36%
Yankee Acquisition Corp., Series B
8.50% due 02/15/2015		2,130,000	1,139,550
9.75% due 02/15/2017 (h)		200,000	96,000
			1,235,550
Housing & Urban Development - 1.36%
Canada Housing Trust No. 1
4.60% due 09/15/2011	CAD	5,545,000	4,661,644
Industrial Machinery - 0.64%
Baldor Electric Company
8.625% due 02/15/2017		$520,000	412,100
Manitowoc, Inc.
7.125% due 11/01/2013		2,415,000	1,787,100
			2,199,200
Insurance - 0.42%
Liberty Mutual Group, Inc.
10.75% due 06/15/2058 (b)(h)		1,930,000	1,022,900
Symetra Financial Corp.
8.30% due 10/15/2037 (b)(h)		905,000	414,230
			1,437,130
International Oil - 0.24%
Weatherford International, Ltd.
9.625% due 03/01/2019		800,000	817,190
Leisure Time - 5.35%
AMC Entertainment, Inc.
8.00% due 03/01/2014		2,295,000	1,836,000
Choctaw Resort Development Enterprise
7.25% due 11/15/2019 (h)		226,000	63,280
Chukchansi Economic Development Authority
8.00% due 11/15/2013 (h)		935,000	154,275
Cinemark, Inc.
zero coupon, step up to 9.75% on 03/15/2009 due 03/15/2014		1,000,000	915,000
Fontainebleau Las Vegas Holdings
11.00% due 06/15/2015 (h)		1,295,000	84,175
Great Canadian Gaming Corp.
7.25% due 02/15/2015 (h)		1,000,000	700,000
Greektown Holdings LLC
9.75% due 09/09/2009		84,783	82,663
10.75% due 12/01/2013 ^ (h)		3,200,000	288,000
Indianapolis Downs Capital LLC
11.00% due 11/01/2012 (h)		2,100,000	1,092,000
Isle of Capri Casinos, Inc.
7.00% due 03/01/2014		815,000	326,000
Jacobs Entertainment, Inc.
9.75% due 06/15/2014		2,425,000	1,297,375
Little Traverse Bay Bands of Odawa Indians
10.25% due 02/15/2014 (h)		1,415,000	650,900
Majestic Star Casino LLC
9.50% due 10/15/2010		1,360,000	353,600
Marquee Holdings, Inc.
12 due 08/15/2014		895,000	599,650
Mashantucket Western Pequot Tribe
8.50% due 11/15/2015 (h)		2,015,000	664,950
MGM Mirage, Inc.
6.75% due 09/01/2012		475,000	199,500
Mohegan Tribal Gaming Authority
6.375% due 07/15/2009		835,000	655,475
7.125% due 08/15/2014		3,800,000	1,140,000
8.00% due 04/01/2012		2,155,000	689,600
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012		1,710,000	803,700
9.75% due 04/01/2010		1,410,000	1,043,400
Penn National Gaming, Inc.
6.875% due 12/01/2011		100,000	96,000
Pinnacle Entertainment, Inc.
7.50% due 06/15/2015		575,000	379,500
Pokagon Gaming Authority
10.375% due 06/15/2014 (h)		466,000	410,080
Snoqualmie Entertainment Authority
9.125% due 02/01/2015 (h)		1,020,000	550,800
Turning Stone Resort Casino
9.125% due 09/15/2014 (h)		1,785,000	1,204,875

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Leisure Time (continued)
Turning Stone Resort Casino (continued)
9.125% due 12/15/2010 (h)	$1,300,000	$1,066,000
Waterford Gaming LLC
8.625% due 09/15/2014 (h)	1,477,000	1,033,900
		18,380,698
Manufacturing - 0.59%
GRUPO KUO SAB de CV
9.75% due 10/17/2017 (h)	1,175,000	822,500
Ingersoll-Rand Global Holding Company, Ltd.
6.00% due 08/15/2013	1,240,000	1,216,795
		2,039,295
Medical-Hospitals - 1.10%
Community Health Systems, Inc.
8.875% due 07/15/2015	2,240,000	2,119,600
HCA, Inc.
9.125% due 11/15/2014	460,000	431,250
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,325,000	1,215,688
		3,766,538
Metal & Metal Products - 0.59%
Blaze Recycling & Metals LLC
10.875% due 07/15/2012 (h)	590,000	383,500
CII Carbon LLC
11.125% due 11/15/2015 (h)	2,425,000	1,642,938
		2,026,438
Mining - 0.62%
Drummond Company, Inc.
7.375% due 02/15/2016 (h)	3,630,000	2,141,700
Paper - 0.44%
International Paper Company
7.95% due 06/15/2018	1,180,000	930,876
NewPage Corp.
10.00% due 05/01/2012	960,000	290,400
Pope & Talbot, Inc.
8.375% due 06/01/2013 ^	500,000	1,250
8.375% due 06/01/2013 ^	1,000,000	2,500
Verso Paper, Inc., Series B
9.125% due 08/01/2014	750,000	281,250
		1,506,276
Petroleum Services - 0.33%
Allis-Chalmers Energy, Inc.
8.50% due 03/01/2017	1,420,000	610,600
McMoRan Exploration Company
11.875% due 11/15/2014	735,000	534,712
		1,145,312
Publishing - 0.01%
Idearc, Inc.
8.00% due 11/15/2016	1,075,000	16,125
Railroads & Equipment - 0.09%
American Railcar Industries, Inc.
7.50% due 03/01/2014	440,000	303,600
Retail - 0.25%
Staples, Inc.
9.75% due 01/15/2014	805,000	844,579
Software - 0.54%
Oracle Corp.
5.75% due 04/15/2018	1,840,000	1,860,672
Steel - 0.40%
Allegheny Technologies, Inc.
8.375% due 12/15/2011	1,180,000	1,125,862
Steel Capital SA for OAO Severstal
9.75% due 07/29/2013	415,000	239,662
		1,365,524
Telecommunications Equipment & Services - 1.78%
Axtel SAB de CV
7.625% due 02/01/2017 (h)	2,275,000	1,592,500
Citizens Communications Company
7.125% due 03/15/2019	710,000	596,400
Digicel Group, Ltd.
8.875% due 01/15/2015 (h)	1,955,000	1,456,475
Orascom Telecom Finance
7.875% due 02/08/2014 (h)	930,000	558,000
West Corp.
11.00% due 10/15/2016	2,995,000	1,916,800
		6,120,175
Telephone - 1.69%
AT&T, Inc.
6.70% due 11/15/2013	1,240,000	1,311,966
Cincinnati Bell, Inc.
8.375% due 01/15/2014	2,000,000	1,830,000
Sprint Capital Corp.
8.375% due 03/15/2012	3,305,000	2,677,050
		5,819,016
Tobacco - 0.28%
Alliance One International, Inc.
11.00% due 05/15/2012	1,005,000	944,700
Transportation - 0.37%
Navios Maritime Holdings, Inc.
9.50% due 12/15/2014	1,125,000	675,000
PHI, Inc.
7.125% due 04/15/2013	1,000,000	592,500
		1,267,500
TOTAL CORPORATE BONDS (Cost $223,113,277)		$150,786,410
CONVERTIBLE BONDS - 0.21%
Insurance - 0.21%
Prudential Financial, Inc.
0.366% due 12/15/2037 (b)	755,000	726,688
TOTAL CONVERTIBLE BONDS (Cost $733,294)		$726,688
COLLATERALIZED MORTGAGE OBLIGATIONS - 14.97%
American Home Mortgage Assets, Series 2006-6, Class XP
3.730% IO due 12/25/2046	20,131,329	610,231
American Home Mortgage Investment Trust, Series 2007-1, Class GIOP
2.041% IO due 05/25/2047	14,683,590	761,711

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4
5.414% due 09/10/2047	$2,980,000	$1,957,183
Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 2A1
0.6938% due 08/25/2036 (b)	944,206	357,389
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.2252% due 09/15/2020 (b)	3,405,000	2,599,224
Countrywide Alternative Loan Trust, Series 2007-25, Class 1A2
6.50% due 11/25/2037	2,637,733	1,571,100
Countrywide Alternative Loan Trust, Series 2005-59, Class 2X
3.187% IO due 11/20/2035	11,751,067	339,679
Crown Castle Towers LLC, Series 2006-1A, Class F
6.6496% due 11/15/2036 (h)	840,000	674,659
Crown Castle Towers LLC, Series 2006-1A, Class G
6.7954% due 11/15/2036 (h)	985,000	829,760
DB Master Finance LLC, Series 2006-1, Class-A2
5.779% due 06/20/2031 (h)	1,050,000	753,301
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (h)	1,000,000	649,370
Federal Home Loan Mortgage Corp., Series 3154, Class PM
5.50% due 05/15/2034	4,050,000	4,118,980
Federal Home Loan Mortgage Corp., Series 3228, Class PL
5.50% due 10/15/2034	4,850,000	5,012,846
Federal National Mortgage Association, Series 2006-117, Class PD
5.50% due 07/25/2035	5,055,000	5,026,296
Federal National Mortgage Association, Series 2006-65, Class TE
5.50% due 05/25/2035	2,065,000	2,087,490
Federal National Mortgage Association, Series 2006-84, Class MP
5.50% due 08/25/2035	5,700,000	5,763,945
First Horizon Alternative Mortgage Securities, Series 2006-RE1, Class A1
5.50% due 05/25/2035	1,736,898	1,171,321
Global Tower Partners Acquisition LLC, Series 2007-1A, Class G
7.8737% due 05/15/2037 (h)	565,000	409,824
GMAC Commercial Mortgage Securities, Inc., Series 2003-C2, Class A2
5.4849% due 05/10/2040 (b)	6,165,000	5,355,041
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A2
0.8338% due 10/25/2045 (b)	1,994,077	560,193
Greenpoint Mortgage Funding Trust, Series 2006-AR1, Class A2A
0.8438% due 02/25/2036 (b)	1,221,999	457,302
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4
5.9139% due 07/10/2038 (b)	3,310,000	2,146,489
Harborview Mortgage Loan Trust, Series 2005-8, Class 1X
3.8062% IO due 09/19/2035	11,508,473	194,205
Harborview Mortgage Loan Trust, Series 2006-SB1, Class A1A
2.6725% due 12/19/2036 (b)	2,131,113	665,526
Harborview Mortgage Loan Trust, Series 2007-3, Class ES
0.350% IO due 05/19/2047	29,336,893	165,020
Harborview Mortgage Loan Trust, Series 2007-4, Class ES
0.350% IO due 07/19/2047	29,664,686	176,134
Harborview Mortgage Loan Trust, Series 2007-6, Class ES
0.342% IO due 08/19/2037 (h)	21,302,153	119,825
Harborview NIM Corp., Series 2007-3A, Class N1
6.654% due 05/19/2037 (h)	12,135	485
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 1X
3.803% IO due 10/25/2036	31,261,104	500,178
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2X
3.487% IO due 10/25/2036	34,282,670	473,101
Luminent Mortgage Trust, Series 2006-1, Class X
4.019% IO due 04/25/2036	9,285,152	150,884
Residential Accredit Loans, Inc., Series 2007-QS10, Class A1
6.50% due 09/25/2037	1,801,024	1,072,735
Residential Accredit Loans, Inc., Series 2007-QS11, Class A1
7.00% due 10/25/2037	1,500,108	833,497
SBA CMBS Trust, Series 2006-1A, Class H
7.389% due 11/15/2036 (h)	525,000	409,500
SBA CMBS Trust, Series 2006-1A, Class J
7.825% due 11/15/2036 (h)	780,000	635,700
WAMU Mortgage Pass Through Certificates, Series 2005-AR13, Class B1
1.0738% due 10/25/2045 (b)	1,959,091	293,864
WAMU Mortgage Pass Through Certificates, Series 2005-AR6, Class B1
1.0738% due 04/25/2045 (b)	3,196,358	159,818
WAMU Mortgage Pass Through Certificates, Series 2007-OA5, Class 1XPP
1.183% IO due 06/25/2017	66,198,545	558,550
WAMU Mortgage Pass Through Certificates, Series 2007-OA6, Class 1XPP
1.126% IO due 07/25/2047	39,284,182	319,184
Washington Mutual Mortgage Pass Through Certificates, Series 2007-OA4, Class XPPP
0.987% IO due 04/25/2047	29,177,554	218,832
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR12, Class 1A1
6.0327% due 09/25/2036 (b)	2,196,052	1,255,208
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $59,841,102)		$51,415,580
ASSET BACKED SECURITIES - 0.34%
Dominos Pizza Master Issuer LLC, Series 2007-1, Class M1
7.629% due 04/27/2037 (h)	1,475,000	590,000
Lehman XS Trust, Series 2005-5N, Class 3A2
0.8338% due 11/25/2035 (b)	546,084	135,286

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Strategic Income Fund (continued)

	Shares or
	Principal
	Amount		Value
ASSET BACKED SECURITIES (continued)
Lehman XS Trust, Series 2006-2N, Class 1A2
0.8138% due 02/25/2046 (b)		$2,133,311	$456,127
TOTAL ASSET BACKED SECURITIES (Cost $3,205,132)			$1,181,413
SUPRANATIONAL OBLIGATIONS - 3.79%
Supranational - 3.79%
European Investment Bank, EMTN
4.375% due 03/06/2009	GBP	1,120,000	1,603,604
7.00% due 01/18/2012	NZD	2,550,000	1,380,747
Instituto de Credito Oficial, EMTN
5.00% due 12/07/2009	GBP	1,680,000	2,456,745
Inter-American Development Bank, Series INTL
7.25% due 05/24/2012	NZD	9,930,000	5,386,310
Inter-American Development Bank, Series MPLE
4.25% due 12/02/2012	CAD	495,000	409,528
International Finance Corp., MTN
7.50% due 02/28/2013	AUD	2,515,000	1,785,658
			13,022,592
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $17,506,099)			$13,022,592
COMMON STOCKS - 0.59%
Advertising - 0.00%
Vertis Holdings, Inc. *		325	0
Broadcasting - 0.07%
Sirius XM Radio, Inc. *		1,511,421	241,827
Containers & Glass - 0.05%
Pactiv Corp. *		10,680	169,065
Retail Trade - 0.44%
CVS Caremark Corp.		59,000	1,518,660
Telecommunications Equipment & Services - 0.03%
Chunghwa Telecom Company, Ltd., ADR		6,975	107,066
TOTAL COMMON STOCKS (Cost $4,723,095)			$2,036,618
TERM LOANS - 2.06%
Air Travel - 0.67%
Delta Airlines, Inc.
3.6953% due 04/30/2014 (b)		$2,815,169	1,400,546
US Airways Group, Inc.
2.9788% due 03/23/2014 (b)		1,973,333	897,251
			2,297,797
Healthcare Products - 0.10%
Bausch & Lomb, Inc.
6.223% due 04/11/2015 (b)	EUR	405,900	346,157
Leisure Time - 0.49%
Great Canadian Gaming Corp.
2.7313% due 02/07/2014 (b)		$1,323,000	1,124,550
Greektown Holdings LLC
zero coupon due 09/09/2009 (m)		197,826	192,880
zero coupon due 09/09/2009 (m)		367,391	358,207
			1,675,637
Paper - 0.46%
AbitibiBowater, Inc.
11.50% due 03/30/2009		2,175,000	1,583,400
Retail - 0.34%
Michaels Stores, Inc.
2.6875% due 10/31/2013 (b)		1,091,620	610,398
2.6875% due 10/31/2013		722,402	411,603
3.3125% due 10/31/2013		275,634	157,048
			1,179,049
TOTAL TERM LOANS (Cost $8,950,969)			$7,082,040
OPTIONS - 0.60%
Call Options - 0.60%
Comcast Corp.
Expiration 01/16/2010 at $25.00		26,000,000	52,000
One Touch US Binary
Expiration 05/14/2009 at $1.00		2,900,000	60,767
Over The Counter Purchase Call on the USD vs. CAD
Expiration 02/26/2010 at $1.30		10,700,000	616,512
Expiration 04/20/2010 at $1.30		10,450,000	633,782
Over The Counter Purchase Call on the USD vs. JPY
Expiration 09/30/2009 at $1.00		20,000,000	679,660
			2,042,721
TOTAL OPTIONS (Cost $1,636,751)			$2,042,721
Total Investments (Strategic Income Fund)
(Cost $419,724,567) - 94.61%			$324,942,640
Other Assets in Excess of Liabilities - 5.39%			18,502,755
TOTAL NET ASSETS - 100.00%			$343,445,395

Total Bond Market Fund

	Shares or
	Principal
	Amount		Value
U.S. TREASURY OBLIGATIONS - 19.10%
U.S. Treasury Bonds - 10.83%
2.75% due 10/31/2013		$25,920,000	$26,896,044
3.75% due 11/15/2018 (a)		7,288,000	7,722,438
4.375% due 02/15/2038		2,000	2,206
4.50% due 05/15/2038 (a)		4,000,000	4,541,248
5.25% due 11/15/2028 to 02/15/2029		710,000	830,109
7.875% due 02/15/2021		900,000	1,250,437
			41,242,482
U.S. Treasury Notes - 8.27%
1.25% due 11/30/2010		1,000,000	1,004,690
1.50% due 10/31/2010		29,600,000	29,868,235
1.75% due 01/31/2014		620,000	613,168
			31,486,093
TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,605,452)			$72,728,575

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 54.35%
Federal Farm Credit Bank - 0.42%
3.875% due 10/07/2013	$775,000	$813,916
4.875% due 12/16/2015	780,000	797,483
		1,611,399
Federal Home Loan Bank - 0.86%
3.875% due 01/15/2010 to 06/14/2013	2,080,000	2,160,822
5.00% due 11/17/2017	1,020,000	1,103,882
		3,264,704
Federal Home Loan Mortgage Corp. - 18.68%
5.50% due 12/01/2034	4,076,277	4,188,215
3.75% due 06/28/2013	1,950,000	2,051,724
3.875% due 06/29/2011	2,000,000	2,105,594
4.125% due 09/27/2013	2,500,000	2,665,792
4.50% due 07/01/2023 to 10/01/2035	7,751,504	7,832,747
5.00% due 07/01/2035 to 03/01/2038	14,970,037	15,234,733
5.50% due 08/23/2017 to 11/01/2038	15,298,966	15,763,412
6.00% due 06/01/2035 to 10/01/2038	13,469,984	13,979,195
6.25% due 07/15/2032	150,000	189,385
6.50% due 08/01/2038	2,761,939	2,890,866
6.75% due 09/15/2029	2,100,000	2,757,432
7.00% due 11/01/2037	1,405,151	1,483,477
		71,142,572
Federal National Mortgage Association - 28.68%
3.25% due 04/09/2013	4,000,000	4,136,544
3.875% due 07/12/2013	2,000,000	2,114,032
4.00% due 07/01/2018 to 06/01/2019	263,052	265,735
4.375% due 10/15/2015	2,000,000	2,125,038
4.50% due 04/01/2018 to 06/01/2023	4,550,069	4,643,750
4.617% due 01/01/2035 (b)	1,022,707	1,034,983
4.822% due 04/01/2036 (b)	1,892,426	1,949,139
4.923% due 07/01/2034 (b)	2,334,034	2,419,196
5.00% due 05/01/2019 to 03/01/2037	20,139,058	20,603,025
5.029% due 09/01/2037 (b)	2,324,634	2,417,514
5.485% due 05/01/2036 (b)	573,557	594,630
5.50% due 09/01/2017 to 01/01/2037	28,492,367	29,329,463
5.686% due 04/01/2037	2,180,435	2,274,387
5.909% due 04/01/2037 (b)	2,084,579	2,173,961
6.00% due 08/01/2023 to 08/01/2036	17,294,590	17,950,545
5.999% due 10/01/2037 (b)	1,788,092	1,865,763
6.125% due 03/15/2012	500,000	560,899
6.50% due 07/01/2031 to 10/01/2038	8,198,045	8,604,650
6.625% due 11/15/2030	2,000,000	2,605,530
7.00% due 10/01/2038	1,292,529	1,371,797
7.25% due 05/15/2030	150,000	207,450
		109,248,031
Government National Mortgage Association - 5.43%
4.50% due 06/15/2023 to 07/20/2035	487,098	497,506
5.00% due 11/20/2038	3,761,703	3,835,027
5.50% due 08/15/2023 to 01/15/2039	6,668,323	6,861,544
6.00% due 07/15/2038 to 10/15/2038	6,817,754	7,060,370
6.50% due 10/20/2038	2,322,245	2,422,392
		20,676,839
Tennessee Valley Authority - 0.19%
6.75% due 11/01/2025	580,000	706,922
The Financing Corp. - 0.09%
8.60% due 09/26/2019	265,000	361,003
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $200,333,129)		$207,011,470
FOREIGN GOVERNMENT OBLIGATIONS - 1.38%
Austria - 0.10%
Government of Austria
5.00% due 05/19/2014 (h)	364,000	396,353
Brazil - 0.17%
Brazilian Government International Bond
5.875% due 01/15/2019	290,000	275,500
6.00% due 01/17/2017	400,000	387,000
		662,500
Canada - 0.67%
Government of Canada
2.75% due 02/22/2011	585,000	592,985
5.00% due 02/15/2012	160,000	169,256
5.125% due 01/26/2017	245,000	261,900
5.20% due 02/21/2017	200,000	206,401
6.50% due 01/15/2026	260,000	312,876
7.50% due 07/15/2023	200,000	236,377
7.50% due 09/15/2029	405,000	501,900
Export Development Canada
3.50% due 05/16/2013	240,000	249,351
		2,531,046
Israel - 0.06%
Government of Israel
5.50% due 09/18/2023	195,000	211,659
Italy - 0.22%
Republic of Italy
6.875% due 09/27/2023	815,000	852,455
Mexico - 0.16%
Government of Mexico
5.95% due 03/19/2019	461,000	442,560
9.875% due 02/01/2010	150,000	160,650
		603,210
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,418,824)		$5,257,223
CORPORATE BONDS - 21.39%
Aerospace - 0.41%
Boeing Company
8.75% due 09/15/2031	275,000	344,971
General Dynamics Corp.
5.25% due 02/01/2014	265,000	280,925
Northrop Grumman Corp.
7.75% due 03/01/2016	225,000	255,286
United Technologies Corp.
5.375% due 12/15/2017	285,000	291,034
6.125% due 02/01/2019	350,000	371,387
		1,543,603

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Agriculture - 0.04%
Archer-Daniels-Midland Company
7.00% due 02/01/2031	$150,000	$158,142
Aluminum - 0.10%
Alcoa, Inc.
5.72% due 02/23/2019	20,000	12,859
6.75% due 07/15/2018	325,000	216,856
Rio Tinto Alcan, Inc.
6.125% due 12/15/2033	240,000	166,293
		396,008
Automobiles - 0.07%
DaimlerChrysler NA Holding Corp.
5.875% due 03/15/2011	285,000	271,284
Banking - 2.45%
Bank of America Corp.
2.10% due 04/30/2012	540,000	536,227
3.125% due 06/15/2012	350,000	358,965
5.42% due 03/15/2017	300,000	213,805
7.80% due 02/15/2010	333,000	316,275
Bank of New York Mellon Corp.
6.375% due 04/01/2012	75,000	77,202
Bank of New York Mellon Corp., MTN
4.50% due 04/01/2013	435,000	426,173
Bank One Corp.
7.875% due 08/01/2010	485,000	500,445
Barclays Bank PLC
5.45% due 09/12/2012	290,000	288,531
BB&T Corp.
5.20% due 12/23/2015	290,000	278,554
Deutsche Bank AG
4.875% due 05/20/2013	575,000	558,731
Development Bank of Japan, Series DTC
5.125% due 02/01/2017	100,000	105,115
HSBC Holdings PLC
6.50% due 09/15/2037	580,000	504,824
Keycorp, MTN
6.50% due 05/14/2013	305,000	300,903
Kreditanstalt fuer Wiederaufbau
3.25% due 03/30/2009	150,000	150,219
3.25% due 03/15/2013	780,000	785,103
4.375% due 03/15/2018	480,000	493,782
5.125% due 03/14/2016	450,000	479,523
Landwirtschaftliche Rentenbank
3.875% due 03/15/2010	360,000	367,555
5.125% due 02/01/2017	210,000	231,818
Oesterreichische Kontrollbank AG
2.875% due 03/15/2011	190,000	191,822
4.875% due 02/16/2016	329,000	355,782
Royal Bank of Scotland Group PLC
5.00% due 11/12/2013	300,000	261,273
SunTrust Banks, Inc.
6.00% due 09/11/2017	290,000	271,743
Svensk Exportkredit AB, GMTN
4.875% due 09/29/2011	165,000	173,060
UBS AG/Stamford Branch, MTN
5.75% due 04/25/2018	520,000	454,666
Union Bank of California, N.A.
5.95% due 05/11/2016	500,000	447,284
US Bank NA, BKNT
6.375% due 08/01/2011	200,000	210,227
		9,339,607
Broadcasting - 0.15%
British Sky Broadcasting Group PLC
9.50% due 11/15/2018 (h)	280,000	293,602
News America, Inc.
6.65% due 11/15/2037	335,000	270,825
		564,427
Building Materials & Construction - 0.02%
CRH America, Inc.
8.125% due 07/15/2018	100,000	77,873
Cable & Television - 0.88%
Comcast Cable Communications
8.875% due 05/01/2017	190,000	193,280
Comcast Corp.
6.50% due 11/15/2035	435,000	376,819
COX Communications, Inc.
4.625% due 01/15/2010	200,000	198,291
9.375% due 01/15/2019 (h)	395,000	416,525
Rogers Cable, Inc.
7.875% due 05/01/2012	265,000	276,859
TCI Communications, Inc.
7.125% due 02/15/2028	308,000	270,273
Time Warner Companies, Inc.
7.25% due 10/15/2017	300,000	286,094
Time Warner Entertainment Company LP
8.375% due 07/15/2033	450,000	430,636
Time Warner, Inc.
6.75% due 04/15/2011	345,000	350,118
7.625% due 04/15/2031	120,000	112,587
Viacom, Inc.
6.25% due 04/30/2016	345,000	293,362
7.875% due 07/30/2030	225,000	145,603
		3,350,447
Cellular Communications - 0.31%
AT&T Wireless Services, Inc.
7.875% due 03/01/2011	290,000	309,941
Verizon Wireless Capital LLC
7.375% due 11/15/2013 (h)	330,000	350,147
Vodafone Group PLC
5.375% due 01/30/2015	515,000	501,825
		1,161,913
Chemicals - 0.20%
Agrium, Inc.
6.75% due 01/15/2019	250,000	235,027
E.I. Du Pont de Nemours & Company
5.75% due 03/15/2019	260,000	246,867
5.875% due 01/15/2014	265,000	279,653
		761,547
Chemicals-Diversified - 0.02%
The Dow Chemical Company
5.70% due 05/15/2018	140,000	95,284

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)

Shares or
Principal
Amount		Value
CORPORATE BONDS (continued)
Computers & Business Equipment - 0.35%
Cisco Systems, Inc.
5.25% due 02/22/2011	$150,000	$158,594
Dell, Inc.
4.70% due 04/15/2013	225,000	219,732
Hewlett-Packard Company
4.75% due 06/02/2014	240,000	238,775
International Business Machines Corp.
6.50% due 10/15/2013	665,000	733,787
		1,350,888
Cosmetics & Toiletries - 0.17%
Kimberly-Clark Corp.
7.50% due 11/01/2018	240,000	275,960
Procter & Gamble Company
4.60% due 01/15/2014	345,000	361,977
		637,937
Crude Petroleum & Natural Gas - 0.27%
Anadarko Finance Company, Series B
6.75% due 05/01/2011	360,000	365,027
Apache Corp.
6.00% due 09/15/2013	200,000	212,675
Petrobras International Finance Company
8.375% due 12/10/2018	265,000	280,900
XTO Energy, Inc.
5.50% due 06/15/2018	169,000	154,695
		1,013,297
Domestic Oil - 0.20%
Devon Financing Corp.
6.875% due 09/30/2011	240,000	252,577
Marathon Oil Corp.
6.00% due 10/01/2017	275,000	248,727
Valero Energy Corp.
6.125% due 06/15/2017	275,000	243,138
		744,442
Electrical Equipment - 0.06%
Emerson Electric Company
4.875% due 10/15/2019	215,000	212,986
Electrical Utilities - 1.84%
Carolina Power & Light Company
5.30% due 01/15/2019	145,000	145,288
CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	240,000	243,206
Consolidated Edison Company of New York, Inc.
7.125% due 12/01/2018	265,000	290,965
Constellation Energy Group, Inc.
7.60% due 04/01/2032	58,000	48,291
Dominion Resources, Inc.
5.00% due 03/15/2013	262,000	259,774
Duke Energy Carolinas
5.625% due 11/30/2012	300,000	310,471
Duke Energy Carolinas, Series C
7.00% due 11/15/2018	270,000	308,324
E.ON International Finance BV
5.80% due 04/30/2018 (h)	385,000	368,040
Enel Finance International SA
6.25% due 09/15/2017 (h)	144,000	126,658
Entergy Texas, Inc.
7.125% due 02/01/2019	135,000	131,108
Exelon Corp.
6.75% due 05/01/2011	650,000	650,075
FirstEnergy Corp.
6.45% due 11/15/2011	134,000	133,859
7.375% due 11/15/2031	250,000	213,371
FPL Group Capital, Inc.
7.875% due 12/15/2015	265,000	299,501
Georgia Power Company
5.95% due 02/01/2039	265,000	261,881
Hydro-Quebec, Series HY
8.40% due 01/15/2022	50,000	68,378
Hydro-Quebec, Series JL
6.30% due 05/11/2011	400,000	422,156
Indiana Michigan Power Company
6.05% due 03/15/2037	295,000	247,139
Israel Electric Corp., Ltd.
7.25% due 01/15/2019 (h)	170,000	162,469
Oncor Electric Delivery Company
7.50% due 09/01/2038 (h)	140,000	136,199
Pacific Gas & Electric Company
6.25% due 12/01/2013	355,000	379,108
Progress Energy, Inc.
7.10% due 03/01/2011	146,000	149,967
Public Service Electric & Gas Company
6.33% due 11/01/2013	355,000	381,447
San Diego Gas & Electric Company, Series FFF
6.125% due 09/15/2037	160,000	164,153
Scottish Power PLC
4.91% due 03/15/2010	130,000	128,300
Southern California Edison Company, Series 05-E
5.35% due 07/15/2035	345,000	325,244
Southwestern Public Service Company, Series G
8.75% due 12/01/2018	155,000	175,150
Virginia Electric and Power Company
8.875% due 11/15/2038	190,000	236,098
Wisconsin Electric Power Company
6.00% due 04/01/2014	230,000	246,717
		7,013,337
Energy - 0.31%
CalEnergy Company, Inc.
8.48% due 09/15/2028	365,000	379,022
DTE Energy Company
6.35% due 06/01/2016	215,000	189,888
Enbridge Energy Partners LP
9.875% due 03/01/2019	345,000	358,109
KeySpan Corp.
8.00% due 11/15/2030	265,000	246,136
		1,173,155
Financial Services - 5.75%
Abbey National PLC
7.95% due 10/26/2029	200,000	172,533
Allied Capital Corp.
6.625% due 07/15/2011	240,000	31,969
American Express Bank FSB, BKNT
6.00% due 09/13/2017	405,000	358,658

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financial Services (continued)
American Express Bank FSB, GMTN
3.15% due 12/09/2011	$205,000	$210,329
American Express Credit Corp., Series C
7.30% due 08/20/2013	240,000	238,094
Bear Stearns Companies, Inc.
7.25% due 02/01/2018	635,000	658,521
Berkshire Hathaway Finance Corp.
5.40% due 05/15/2018 (h)	290,000	287,567
BP Capital Markets PLC
5.25% due 11/07/2013	220,000	233,764
Capital One Financial Corp., MTN
5.70% due 09/15/2011	250,000	233,170
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	260,000	253,346
Citigroup, Inc.
2.125% due 04/30/2012	560,000	556,511
2.875% due 12/09/2011	210,000	214,429
5.50% due 04/11/2013	345,000	312,401
5.875% due 02/22/2033	575,000	327,356
6.125% due 11/21/2017	833,000	711,481
Credit Suisse First Boston USA, Inc.
4.875% due 01/15/2015	345,000	315,485
6.50% due 01/15/2012	510,000	524,892
Dresdner Bank AG
7.25% due 09/15/2015	220,000	178,525
FleetBoston Financial Corp.
6.70% due 07/15/2028	317,000	218,327
7.375% due 12/01/2009	415,000	409,555
General Electric Capital Corp.
2.20% due 06/08/2012	290,000	289,154
3.00% due 12/09/2011	350,000	357,792
6.125% due 02/22/2011	930,000	951,919
6.75% due 03/15/2032	635,000	520,186
General Electric Capital Corp., MTN
5.625% due 09/15/2017	640,000	557,793
6.875% due 01/10/2039	290,000	234,680
Goldman Sachs Group, Inc.
3.25% due 06/15/2012	315,000	326,022
5.50% due 11/15/2014	690,000	623,660
6.125% due 02/15/2033	345,000	274,944
6.15% due 04/01/2018	515,000	467,954
6.875% due 01/15/2011	515,000	522,040
HSBC Finance Corp.
8.00% due 07/15/2010	610,000	619,633
International Lease Finance Corp., MTN
5.45% due 03/24/2011	100,000	69,176
Japan Finance Corp Municipal Enterprises, DTC
4.625% due 04/21/2015	100,000	100,164
John Deere Capital Corp., MTN
4.95% due 12/17/2012	480,000	487,109
JPMorgan Chase & Company
3.125% due 12/01/2011	350,000	360,129
4.75% due 05/01/2013	350,000	339,178
6.40% due 05/15/2038	345,000	330,065
6.75% due 02/01/2011	428,000	437,376
MBNA Corp.
5.00% due 06/15/2015	400,000	314,448
Merrill Lynch & Company, Inc.
5.45% due 07/15/2014	575,000	474,580
6.875% due 11/15/2018	625,000	514,331
7.75% due 05/14/2038	345,000	242,576
Merrill Lynch & Company, Inc., MTN
6.875% due 04/25/2018	260,000	216,334
Morgan Stanley
3.25% due 12/01/2011	350,000	360,816
6.75% due 04/15/2011	550,000	552,254
Morgan Stanley, MTN
5.95% due 12/28/2017	560,000	494,216
6.625% due 04/01/2018	520,000	480,169
National Rural Utilities Cooperative Finance Corp.
10.375% due 11/01/2018	275,000	325,605
PNC Funding Corp.
2.30% due 06/22/2012	345,000	345,053
4.50% due 03/10/2010	175,000	172,010
SLM Corp.
4.50% due 07/26/2010	290,000	229,265
Toyota Motor Credit Corp.
5.45% due 05/18/2011	240,000	254,137
Wells Fargo & Company
3.00% due 12/09/2011	350,000	359,311
5.00% due 11/15/2014	290,000	266,040
5.625% due 12/11/2017	515,000	488,827
6.375% due 08/01/2011	590,000	592,607
Wells Fargo Bank NA
5.95% due 08/26/2036	485,000	401,889
6.45% due 02/01/2011	500,000	505,338
		21,905,693
Food & Beverages - 0.93%
Anheuser-Busch InBev Worldwide, Inc.
7.75% due 01/15/2019 (h)	290,000	290,150
Bottling Group LLC
5.125% due 01/15/2019	290,000	288,765
Coca-Cola Enterprises, Inc.
8.50% due 02/01/2022	255,000	296,877
ConAgra Foods, Inc.
5.819% due 06/15/2017	25,000	23,630
9.75% due 03/01/2021	140,000	163,533
Diageo Capital PLC
7.375% due 01/15/2014	240,000	266,940
General Mills, Inc.
5.65% due 02/15/2019	215,000	214,820
Kellogg Company, Series B
6.60% due 04/01/2011	345,000	368,512
Kraft Foods, Inc.
6.75% due 02/19/2014	470,000	501,679
Kroger Company
6.40% due 08/15/2017	210,000	212,858
PepsiCo, Inc.
7.90% due 11/01/2018	195,000	234,335
SABMiller PLC
6.50% due 07/15/2018 (h)	200,000	183,670
Tate & Lyle International Finance PLC
5.00% due 11/15/2014 (h)	260,000	214,969
Tesco PLC
6.15% due 11/15/2037 (h)	82,000	73,554

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Food & Beverages (continued)
Unilever Capital Corp.
7.125% due 11/01/2010	$200,000	$214,694
		3,548,986
Gas & Pipeline Utilities - 0.39%
DCP Midstream LLC
9.70% due 12/01/2013 (h)	270,000	285,195
9.75% due 03/15/2019 (h)	240,000	232,673
Kinder Morgan Energy Partners LP
5.85% due 09/15/2012	225,000	221,684
7.30% due 08/15/2033	30,000	27,819
9.00% due 02/01/2019	175,000	188,822
ONEOK Partners LP
6.65% due 10/01/2036	245,000	189,971
TEPPCO Partners LP
6.65% due 04/15/2018	110,000	96,057
Texas Eastern Transmission LP
6.00% due 09/15/2017 (h)	70,000	65,388
TransCanada PipeLines, Ltd.
5.85% due 03/15/2036	200,000	169,389
		1,476,998
Healthcare Products - 0.18%
Baxter International, Inc.
5.90% due 09/01/2016	145,000	153,773
Covidien International Finance SA
6.00% due 10/15/2017	287,000	289,030
Johnson & Johnson
5.85% due 07/15/2038	245,000	261,127
		703,930
Healthcare Services - 0.15%
UnitedHealth Group, Inc.
4.875% due 03/15/2015	515,000	469,603
WellPoint, Inc.
6.375% due 06/15/2037	120,000	110,388
		579,991
Holdings Companies/Conglomerates - 0.13%
General Electric Company
5.00% due 02/01/2013	525,000	512,716
Hotels & Restaurants - 0.06%
McDonald's Corp., MTN
5.00% due 02/01/2019	145,000	146,796
Yum! Brands, Inc.
6.25% due 03/15/2018	95,000	86,495
		233,291
Household Products - 0.07%
Clorox Company
5.95% due 10/15/2017	260,000	255,861
Industrial Machinery - 0.15%
Cameron International Corp.
7.00% due 07/15/2038	100,000	76,330
Caterpillar, Inc.
7.90% due 12/15/2018	265,000	277,051
John Deere Capital Corp.
5.10% due 01/15/2013	200,000	204,378
		557,759
Insurance - 0.71%
Aegon Funding Corp.
5.75% due 12/15/2020	145,000	119,231
Aetna, Inc.
6.00% due 06/15/2016	290,000	278,316
Allied World Assurance Holdings, Ltd.
7.50% due 08/01/2016	320,000	226,091
Allstate Corp.
5.95% due 04/01/2036	270,000	223,587
Aon Capital Trust A
8.205% due 01/01/2027	210,000	132,256
AXA SA
8.60% due 12/15/2030	140,000	94,285
Hartford Financial Services Group, Inc.
5.95% due 10/15/2036	135,000	69,581
ING Security Life Institutional Funding
4.25% due 01/15/2010 (h)	380,000	372,455
Lincoln National Corp.
5.65% due 08/27/2012	145,000	130,650
7.00% due 05/17/2066 (b)	30,000	11,060
Marsh & McLennan Companies, Inc.
5.75% due 09/15/2015	290,000	247,265
MetLife, Inc., Series A
6.817% due 08/15/2018	395,000	369,606
Prudential Financial, Inc.
4.75% due 04/01/2014	290,000	246,193
The St. Paul Companies, Inc.
5.50% due 12/01/2015	190,000	183,315
		2,703,891
International Oil - 0.45%
Chevron Corp.
4.95% due 03/03/2019	215,000	214,664
ConocoPhillips
5.75% due 02/01/2019	270,000	264,877
EnCana Corp.
6.50% due 08/15/2034	345,000	277,011
Nabors Industries, Inc.
9.25% due 01/15/2019 (h)	290,000	266,489
Pemex Project Funding Master Trust
7.375% due 12/15/2014	180,000	178,673
Petro-Canada
5.95% due 05/15/2035	190,000	128,056
Shell International Finance BV
6.375% due 12/15/2038	265,000	275,853
Talisman Energy, Inc.
6.25% due 02/01/2038	155,000	105,857
		1,711,480
Investment Companies - 0.05%
Xstrata Finance Canada, Ltd.
5.80% due 11/15/2016 (h)	290,000	190,845
Leisure Time - 0.09%
Vivendi
5.75% due 04/04/2013 (h)	102,000	95,351
Walt Disney Company, MTN
5.625% due 09/15/2016	250,000	258,557
		353,908

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Liquor - 0.08%
Brown-Forman Corp.
5.00% due 02/01/2014	$290,000	$296,423
Manufacturing - 0.30%
Harsco Corp.
5.75% due 05/15/2018	270,000	265,441
Honeywell International, Inc.
3.875% due 02/15/2014	220,000	217,899
Ingersoll-Rand Global Holding Company, Ltd.
6.875% due 08/15/2018	270,000	249,439
Stanley Works
6.15% due 10/01/2013	170,000	171,740
Tyco Electronics Group SA
6.55% due 10/01/2017	305,000	229,963
		1,134,482
Medical-Drugs - 0.23%
Abbott Laboratories
4.35% due 03/15/2014	350,000	360,318
Bristol-Myers Squibb Company
6.80% due 11/15/2026	140,000	149,196
GlaxoSmithKline Capital, Inc.
4.375% due 04/15/2014	370,000	376,760
		886,274
Medical-Hospitals - 0.02%
Quest Diagnostics, Inc.
5.45% due 11/01/2015	90,000	83,195
Metal & Metal Products - 0.07%
Amgen, Inc.
5.70% due 02/01/2019	145,000	146,185
Commercial Metals Company
7.35% due 08/15/2018	140,000	110,494
		256,679
Mining - 0.03%
Rio Tinto Finance USA, Ltd.
6.50% due 07/15/2018	110,000	97,185
Oil & Gas Drilling - 0.07%
GlobalSantaFe Corp.
5.00% due 02/15/2013	275,000	257,996
Petroleum Services - 0.26%
Noble Holding International, Ltd.
7.375% due 03/15/2014	240,000	243,895
Petro-Canada
6.05% due 05/15/2018	325,000	267,901
Tosco Corp.
8.125% due 02/15/2030	285,000	312,292
Weatherford International, Ltd.
5.50% due 02/15/2016	215,000	179,194
		1,003,282
Pharmaceuticals - 0.46%
AstraZeneca PLC
5.90% due 09/15/2017	300,000	316,152
Eli Lilly & Company
7.125% due 06/01/2025	220,000	244,824
Novartis Securities Investment, Ltd.
5.125% due 02/10/2019	210,000	207,772
Pharmacia Corp.
6.50% due 12/01/2018	290,000	320,368
Schering Plough Corp.
5.55% due 12/01/2013	240,000	247,575
Wyeth
5.50% due 03/15/2013	385,000	403,230
		1,739,921
Pipelines - 0.05%
Enterprise Products Operating LLC
9.75% due 01/31/2014	175,000	189,479
Railroads & Equipment - 0.32%
Burlington Northern Santa Fe Corp.
7.00% due 02/01/2014	350,000	373,841
Canadian National Railway Company
6.375% due 10/15/2011	135,000	143,954
CSX Corp.
6.25% due 04/01/2015	205,000	190,781
7.375% due 02/01/2019	290,000	269,483
Union Pacific Corp.
6.625% due 02/01/2029	260,000	249,014
		1,227,073
Real Estate - 0.12%
Duke Realty LP
5.95% due 02/15/2017	72,000	44,504
ProLogis
5.50% due 04/01/2012	200,000	129,876
5.625% due 11/15/2016	60,000	33,847
Realty Income Corp.
5.95% due 09/15/2016	135,000	92,975
Simon Property Group LP
5.875% due 03/01/2017	86,000	69,227
Vornado Realty LP
5.60% due 02/15/2011	100,000	93,063
		463,492
Retail - 0.08%
CVS Caremark Corp.
6.125% due 08/15/2016	305,000	304,884
Retail Trade - 0.66%
Home Depot, Inc.
4.625% due 08/15/2010	265,000	266,121
Macys Retail Holdings, Inc.
6.625% due 04/01/2011	235,000	197,607
Safeway, Inc.
6.25% due 03/15/2014	205,000	212,307
6.35% due 08/15/2017	405,000	411,876
Target Corp.
7.50% due 08/15/2010	135,000	143,838
Walgreen Company
5.25% due 01/15/2019	290,000	285,815
Wal-Mart Stores, Inc.
4.125% due 02/01/2019	265,000	250,712
6.20% due 04/15/2038	386,000	400,338
7.55% due 02/15/2030	300,000	356,600
		2,525,214

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)

Shares or
Principal
Amount		Value
CORPORATE BONDS (continued)
Software - 0.10%
Oracle Corp.
5.75% due 04/15/2018	$380,000	$384,269
Steel - 0.03%
ArcelorMittal
5.375% due 06/01/2013	140,000	114,971
Telecommunications Equipment & Services - 0.63%
Deutsche Telekom International Finance BV
8.75 due 06/15/2030	365,000	414,976
France Telecom SA
8.50% due 03/01/2031	290,000	361,945
SBC Communications, Inc.
5.625% due 06/15/2016	200,000	196,844
Verizon Communications, Inc.
5.25% due 04/15/2013	275,000	279,186
6.10% due 04/15/2018	435,000	430,690
7.375% due 09/01/2012	250,000	267,684
Verizon Global Funding Corp.
7.25% due 12/01/2010	435,000	459,362
		2,410,687
Telephone - 0.58%
Ameritech Capital Funding
6.875% due 10/15/2027	138,000	124,217
AT&T, Inc.
6.30% due 01/15/2038	400,000	359,333
6.70% due 11/15/2013	270,000	285,670
BellSouth Corp.
6.875% due 10/15/2031	405,000	376,141
British Telecommunications PLC
5.95% due 01/15/2018	160,000	131,174
9.125% due 12/15/2030	160,000	152,579
Telecom Italia Capital SA
5.25% due 11/15/2013	460,000	413,104
Telefonica Europe BV
8.25% due 09/15/2030	325,000	358,813
		2,201,031
Tobacco - 0.22%
Altria Group, Inc.
8.50% due 11/10/2013	255,000	275,164
9.25% due 08/06/2019	265,000	270,102
Philip Morris International, Inc.
6.875% due 03/17/2014	270,000	290,508
		835,774
Trucking & Freight - 0.04%
FedEx Corp.
8.00% due 01/15/2019	145,000	152,134
Utility Service - 0.08%
Pacificorp
6.00% due 01/15/2039	290,000	286,599
TOTAL CORPORATE BONDS (Cost $83,785,172)		$81,452,570
MUNICIPAL BONDS - 0.07%
Illinois - 0.07%
Illinois State, Taxable Pension
5.10% due 06/01/2033	$285,000	$250,538
TOTAL MUNICIPAL BONDS (Cost $256,266)		$250,538
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.83%
Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A3
4.128% due 07/10/2042	471,718	458,957
Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A4
5.889% due 07/10/2044 (b)	700,000	384,020
GE Capital Commercial Mortgage Corp., Series 2004-C3, Class A2
4.433% due 07/10/2039	838,631	825,729
GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A2
4.353% due 06/10/2048	980,000	939,879
GMAC Commercial Mortgage Securities, Inc., Series 2003-C3, Class A4
5.023% due 04/10/2040	1,020,000	857,073
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-CB14, Class A3A
5.491% due 12/12/2044 (b)	920,000	708,307
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4
5.1792% due 12/15/2044 (b)	275,000	202,928
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2
7.95% due 05/15/2025 (b)	473,689	477,943
LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A2
4.31% due 02/15/2030	650,000	609,465
Merrill Lynch Mortgage Trust, Series 2008-C1, Class A4
5.69% due 02/12/2051	145,000	68,932
Morgan Stanley Capital I, Series 2005-HQ6, Class A2A
4.882% due 08/13/2042	980,000	900,947
Wachovia Bank Commercial Mortgage Trust, Series 2004-C12, Class A2
5.001% due 07/15/2041	560,000	535,692
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,450,288)		$6,969,872
ASSET BACKED SECURITIES - 0.09%
Bank of America Credit Card Trust, Series 2008-A3, Class A3
1.205% due 08/15/2011 (b)	220,000	219,759
CNH Equipment Trust, Series 2008-B, Class A2B
1.4513% due 04/15/2011 (b)	120,918	119,582
TOTAL ASSET BACKED SECURITIES (Cost $340,918)		$339,341
SUPRANATIONAL OBLIGATIONS - 1.23%
Supranational - 1.23%
African Development Bank
6.875% due 10/15/2015	105,000	121,441

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Bond Market Fund (continued)

	Shares or
	Principal
	Amount	Value
SUPRANATIONAL OBLIGATIONS (continued)
Supranational (continued)
Asian Development Bank
5.593% due 07/16/2018	$405,000	$458,587
European Investment Bank
2.375% due 03/14/2014	570,000	546,009
3.25% due 02/15/2011	435,000	446,693
4.625% due 05/15/2014	429,000	455,167
4.625% due 10/20/2015	395,000	420,203
4.875% due 01/17/2017	580,000	619,073
Inter-American Development Bank
7.00% due 06/15/2025	175,000	226,225
7.375% due 01/15/2010	280,000	292,588
International Bank for Reconstruction & Development
3.625% due 05/21/2013	200,000	205,768
8.625% due 10/15/2016	285,000	377,533
International Finance Corp.
3.50% due 05/15/2013	155,000	157,069
Nordic Investment Bank
2.375% due 12/15/2011	355,000	353,585
		4,679,941
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $4,688,837)		$4,679,941
REPURCHASE AGREEMENTS - 0.07%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$275,001 on 03/02/2009,
collateralized by $285,000 Federal
Home Loan Bank Discount Notes,
zero coupon due 10/01/2009
(valued at $283,931 including
interest)	$275,000	$275,000
TOTAL REPURCHASE AGREEMENTS (Cost $275,000)		$275,000
SHORT TERM INVESTMENTS - 2.53%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$9,655,250	$9,655,250
TOTAL SHORT TERM INVESTMENTS (Cost $9,655,250)		$9,655,250
Total Investments (Total Bond Market Fund)
(Cost $383,809,136) - 102.04%		$388,619,780
Liabilities in Excess of Other Assets - (2.04)%		(7,769,070)
TOTAL NET ASSETS - 100.00%		$380,850,710

Total Return Fund

	Shares or
	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 2.02%
Treasury Inflation Protected Securities (d) - 1.78%
1.875% due 07/15/2013	$458,024	$455,304
2.00% due 01/15/2014 to 01/15/2016	8,433,950	8,287,474
2.625% due 07/15/2017 (j)	12,282,105	12,508,562
1.75% due 01/15/2028	2,108,127	1,839,999
		23,091,339
U.S. Treasury Bonds - 0.24%
3.50% due 02/15/2039 (j)	3,300,000	3,168,528
TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,926,775)		$26,259,867
U.S. GOVERNMENT AGENCY OBLIGATIONS - 86.79%
Federal Home Loan Mortgage Corp. - 18.74%
4.865% due 11/01/2035 (b)	666,232	682,050
4.875% due 06/13/2018	1,400,000	1,510,088
5.50% due 02/01/2038	6,880,489	7,054,382
5.50% TBA **	118,500,000	121,355,349
6.00% due 08/01/2026 to 08/01/2038	6,365,570	6,600,354
6.00% TBA **	101,500,000	104,728,515
5.00% due 12/14/2018	1,900,000	1,793,765
		243,724,503
Federal National Mortgage Association - 67.55%
3.995% due 11/01/2035 (b)	559,449	559,833
4.405% due 05/01/2035 (b)	1,014,772	1,023,088
4.444% due 01/01/2035 (b)	415,456	421,613
4.50% due 04/01/2023 to 07/01/2023	3,000,001	3,057,801
4.496% due 11/01/2034 (b)	569,058	575,504
4.50% TBA **	2,000,000	2,035,625
4.51% due 07/01/2034 (b)	309,942	315,263
4.818% due 09/01/2035 (b)	752,763	771,524
4.831% due 06/01/2035 (b)	1,634,148	1,672,058
4.968% due 03/01/2035 (b)	299,057	299,887
5.00% due 03/01/2022 to 07/01/2037	50,417,932	51,385,819
5.00% TBA **	5,000,000	5,140,625
5.50% due 02/01/2021 to 12/01/2038	206,751,267	212,391,478
5.50% due 10/01/2038 ***	62,421,630	64,108,967
5.50% TBA **	9,000,000	9,305,782
6.00% due 10/01/2026 to 10/01/2037	96,296,797	99,653,590
6.00% TBA **	401,200,000	414,427,083
6.50% due 10/01/2036 to 05/01/2037	2,245,187	2,350,526
6.50% TBA **	8,600,000	8,966,250
		878,462,316
Government National Mortgage Association - 0.33%
6.00% due 06/15/2036 to 01/15/2038	684,971	709,737
6.00% TBA **	3,500,000	3,617,578
		4,327,315
Small Business Administration - 0.17%
5.29% due 12/01/2027	2,056,911	2,167,972
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $1,113,592,999)		$1,128,682,106

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount		Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.29%
Brazil - 0.29%
Federative Republic of Brazil
10.25% due 01/10/2028	BRL	6,400,000	$2,328,343
12.50% due 01/05/2022		3,600,000	1,505,395
			3,833,738
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,583,481)			$3,833,738
CORPORATE BONDS - 35.71%
Automobiles - 0.51%
DaimlerChrysler N.A. Holding Corp., MTN
2.3463% due 03/13/2009 (b)		$6,600,000	6,598,462
Banking - 9.52%
ANZ National International, Ltd.
1.2813% due 08/07/2009 (b)(h)		8,000,000	7,993,272
6.20% due 07/19/2013 (h)		3,100,000	2,997,895
Bank of America Corp.
1.5675% due 08/15/2016 (b)		1,100,000	805,905
8.125% due 12/29/2049 (b)		13,450,000	4,898,490
Bank of America NA, BKNT
6.00% due 10/15/2036		900,000	618,899
Bank of Ireland, Series YCD
1.1344% due 01/15/2010 (b)		13,200,000	12,629,602
Barclays Bank PLC
5.45% due 09/12/2012		23,000,000	22,883,459
6.05% due 12/04/2017 (h)		2,900,000	2,403,050
BNP Paribas
5.186% due 06/29/2049 (b)(h)		7,600,000	3,463,183
Credit Agricole SA
1.2563% due 05/28/2009 (b)(h)		2,400,000	2,394,427
1.3062% due 05/28/2010 (b)(h)		2,700,000	2,668,888
Deutsche Bank AG
6.00% due 09/01/2017		4,600,000	4,371,072
DnB NOR Bank ASA
1.33% due 10/13/2009 (b)(h)		2,400,000	2,366,498
HSBC Bank USA, BKNT
2.3294% due 06/10/2009 (b)		900,000	892,641
HSBC Finance Corp.
1.1925% due 10/21/2009 (b)		1,700,000	1,636,933
HSBC Holdings PLC
6.50% due 05/02/2036		900,000	796,126
6.50% due 09/15/2037		1,200,000	1,044,464
ICICI Bank, Ltd.
1.8937% due 01/12/2010 (b)(h)		3,800,000	3,458,000
National Australia Bank, Ltd.
2.2038% due 09/11/2009 (b)(h)		2,500,000	2,499,518
5.35% due 06/12/2013 (h)		2,600,000	2,413,208
Residential Capital LLC
4.3506% due 05/22/2009 (b)		3,100,000	2,635,000
Royal Bank of Scotland Group PLC
6.99% due 10/29/2049 (b)(h)		6,800,000	1,768,000
7.648% due 08/31/2049 (b)		5,000,000	1,350,000
Santander Perpetual SA Unipersonal
6.671% due 10/29/2049 (b)(h)		5,600,000	3,196,911
Santander US Debt SA Unipersonal
2.2613% due 11/20/2009 (b)(h)		4,700,000	4,647,699
State Street Capital Trust III
8.25% due 03/15/2042 (b)		2,900,000	1,917,654
State Street Capital Trust IV
2.9963% due 06/15/2037 (b)		400,000	155,483
Sumitomo Mitsui Banking Corp.
5.625% due 07/29/2049 (b)(h)		5,200,000	3,669,515
UBS AG/Stamford Branch, MTN
2.1537% due 05/05/2010 (b)		300,000	299,227
5.75% due 04/25/2018		1,900,000	1,661,280
UBS AG/Stamford Branch, Series DPNT
5.875% due 12/20/2017		2,100,000	1,860,489
USB Capital IX
6.189% due 03/29/2049 (b)		300,000	120,000
Wachovia Bank NA, BKNT
1.3088% due 05/25/2010 (b)		11,000,000	10,483,748
Wachovia Corp.
1.2244% due 10/15/2011 (b)		1,100,000	975,974
5.75% due 02/01/2018		6,200,000	5,794,842
			123,771,352
Biotechnology - 0.73%
Amgen, Inc.
6.15% due 06/01/2018		9,100,000	9,462,972
Building Materials & Construction - 0.15%
C8 Capital SPV, Ltd.
6.64% due 12/31/2049 (b)(h)		5,500,000	1,970,045
Cable & Television - 0.13%
Comcast Corp.
5.875% due 02/15/2018		700,000	656,070
6.45% due 03/15/2037		700,000	601,070
Time Warner, Inc.
1.4613% due 11/13/2009 (b)		400,000	392,466
			1,649,606
Chemicals - 0.10%
Rohm & Haas Company
6.00% due 09/15/2017		1,500,000	1,236,675
Computers & Business Equipment - 0.36%
Dell, Inc.
4.70% due 04/15/2013		4,800,000	4,687,613
Crude Petroleum & Natural Gas - 0.79%
Anadarko Petroleum Corp.
2.3963% due 09/15/2009 (b)		4,000,000	3,957,248
Petroleos Mexicanos
8.00% due 05/03/2019 (h)		6,500,000	6,357,789
			10,315,037
Educational Services - 1.69%
President and Fellows of Harvard College
6.00% due 01/15/2019 (h)		3,400,000	3,658,125
6.50% due 01/15/2039 (h)		17,800,000	18,360,364
			22,018,489
Financial Services - 17.23%
Allstate Life Global Funding Trusts, MTN
5.375% due 04/30/2013		2,500,000	2,466,157
American Express Bank FSB
5.50% due 04/16/2013		3,500,000	3,312,355
American Express Bank FSB, BKNT
0.53% due 10/20/2009 (b)		2,600,000	2,501,533
6.00% due 09/13/2017		200,000	177,115

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Financial Services (continued)
American Express Centurion Bank, BKNT
0.4669% due 06/12/2009 (b)		$3,100,000	$3,041,515
0.5331% due 09/22/2009 (b)		400,000	385,323
0.5325% due 07/13/2010 (b)		300,000	274,471
6.00% due 09/13/2017		200,000	177,115
American Express Company
7.00% due 03/19/2018		2,700,000	2,542,733
American Express Credit Corp., MTN
0.4725% due 03/02/2009 (b)		2,300,000	2,300,000
0.5075% due 11/09/2009 (b)		2,000,000	1,916,752
5.875% due 05/02/2013		2,300,000	2,112,352
American General Finance Corp.
6.90% due 12/15/2017		3,300,000	1,312,116
American Honda Finance Corp., MTN
2.2456% due 03/09/2009 (b)(h)		3,900,000	3,899,746
Bear Stearns Companies, Inc.
6.95% due 08/10/2012		4,100,000	4,243,766
7.625% due 12/07/2009		2,800,000	2,842,521
Bear Stearns Companies, Inc., MTN
1.3406% due 08/21/2009 (b)		4,800,000	4,725,197
1.3525% due 07/16/2009 (b)		900,000	889,338
1.3656% due 05/18/2010 (b)		4,600,000	4,444,433
Bear Stearns Companies, Inc., Series B, MTN
1.5575% due 03/30/2009 (b)		2,500,000	2,496,105
Bear Stearns Companies, Inc., Series E, MTN
3.269% due 09/26/2013 (b)	EUR	3,600,000	3,970,073
C10 Capital SPV, Ltd.
6.722% due 12/01/2049 (b)(h)		$1,700,000	619,021
Caelus Re, Ltd.
7.5062% due 06/07/2011 (b)(h)		1,200,000	1,132,200
Calabash Re, Ltd.
10.3963% due 01/08/2010 (b)(h)		2,200,000	2,129,380
CIT Group, Inc.
1.3994% due 04/27/2011 (b)		400,000	240,223
5.00% due 05/13/2014	EUR	2,300,000	1,662,020
CIT Group, Inc., MTN
1.3575% due 08/17/2009 (b)		$2,300,000	2,144,932
Citigroup Capital XXI
8.30% due 12/21/2057 (b)		4,400,000	2,106,544
Citigroup Funding, Inc., MTN
0.4731% due 04/23/2009 (b)		2,000,000	1,975,766
1.4663% due 06/26/2009 (b)		2,100,000	2,084,414
Citigroup Global Markets Holdings, Inc., Series A, MTN
1.9713% due 03/17/2009 (b)		2,400,000	2,398,872
Citigroup, Inc.
1.4963% due 12/28/2009 (b)		1,400,000	1,316,217
5.30% due 10/17/2012		800,000	709,630
5.50% due 08/27/2012		2,100,000	1,910,063
5.50% due 04/11/2013		8,800,000	7,968,479
5.85% due 07/02/2013		600,000	542,014
6.00% due 08/15/2017		900,000	766,374
6.125% due 08/25/2036		3,500,000	2,096,724
8.40% due 04/29/2049 (b)		22,000,000	7,702,200
Countrywide Financial Corp.
5.80% due 06/07/2012		3,200,000	2,932,554
Countrywide Home Loan
4.00% due 03/22/2011		600,000	559,049
Ford Motor Credit Company LLC
5.70% due 01/15/2010		400,000	281,949
7.25% due 10/25/2011		100,000	54,207
7.375% due 10/28/2009		2,100,000	1,672,537
7.375% due 02/01/2011		100,000	59,686
7.875% due 06/15/2010		300,000	199,928
8.625% due 11/01/2010		100,000	62,556
General Electric Capital Corp.
5.50% due 09/15/2067 (b)(h)	EUR	9,900,000	4,407,815
6.375% due 11/15/2067 (b)		$4,100,000	2,376,996
General Electric Capital Corp., MTN
1.1894% due 10/26/2009 (b)		800,000	785,017
1.2125% due 01/20/2010 (b)		2,400,000	2,337,739
1.3075% due 08/15/2011 (b)		4,300,000	3,754,898
General Electric Capital Corp., Series A, MTN
2.1163% due 12/15/2009 (b)		8,500,000	8,313,808
GMAC LLC
6.00% due 12/15/2011		400,000	212,492
Goldman Sachs Group, Inc.
1.5875% due 06/23/2009 (b)		1,700,000	1,679,563
5.625% due 01/15/2017		2,000,000	1,604,110
6.15% due 04/01/2018		7,600,000	6,905,732
6.25% due 09/01/2017		5,400,000	4,937,139
Goldman Sachs Group, Inc., EMTN
6.375% due 05/02/2018	EUR	700,000	746,868
Goldman Sachs Group, Inc., MTN
1.3175% due 11/16/2009 (b)		$1,100,000	1,063,159
Goldman Sachs Group, Inc., Series B, MTN
1.455% due 07/23/2009 (b)		1,100,000	1,083,851
HBOS Treasury Services PLC, MTN
1.1825% due 07/17/2009 (b)(h)		3,900,000	3,871,222
International Lease Finance Corp., MTN
1.4688% due 05/24/2010 (b)		18,700,000	13,216,038
JPMorgan Chase & Company
6.00% due 01/15/2018		2,300,000	2,223,215
JPMorgan Chase & Company, MTN
1.2813% due 05/07/2010 (b)		3,900,000	3,831,130
JPMorgan Chase Bank NA, BKNT
6.00% due 10/01/2017		3,900,000	3,689,845
JPMorgan Chase Capital XX, Series T
6.55% due 09/29/2036		400,000	282,912
KeyBank NA, BKNT
3.5062% due 06/02/2010 (b)		4,400,000	4,230,688
Korea Development Bank
1.565% due 04/03/2010 (b)		9,900,000	9,603,792
Lehman Brothers Holdings, Inc., MTN
4.7013% due 12/23/2010 ^ (b)		10,000,000	1,225,000
5.3744% due 11/24/2008 ^ (b)		1,200,000	147,000
5.415% due 12/23/2008 ^ (b)		400,000	49,000
5.46% due 11/16/2009 ^ (b)		4,100,000	502,250
5.50% due 05/25/2010 ^ (b)		800,000	98,000
5.5163% due 08/21/2009 ^ (b)		2,300,000	281,750
5.5981% due 04/03/2009 ^ (b)		1,300,000	159,250
6.875% due 05/02/2018 ^		1,100,000	143,000
Longpoint Re, Ltd.
7.2463% due 05/08/2010 (b)(h)		1,200,000	1,166,880
Merrill Lynch & Company, Inc.
6.40% due 08/28/2017		3,100,000	2,438,978

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount		Value
CORPORATE BONDS (continued)
Financial Services (continued)
Merrill Lynch & Company, Inc., MTN
1.2913% due 05/08/2009 (b)		$2,700,000	$2,687,445
1.3275% due 08/14/2009 (b)		2,300,000	2,268,081
1.3594% due 07/25/2011 (b)		3,200,000	2,716,611
6.05% due 08/15/2012		900,000	796,469
6.875% due 04/25/2018		7,600,000	6,323,610
Morgan Stanley
6.25% due 08/28/2017		800,000	723,207
Morgan Stanley, MTN
1.1844% due 01/15/2010 (b)		2,400,000	2,251,169
3.3375% due 05/14/2010 (b)		5,000,000	4,827,365
Morgan Stanley, Series F, MTN
1.2913% due 05/07/2009 (b)		2,900,000	2,880,010
Mystic Re, Ltd.
11.2563% due 06/07/2011 (b)(h)		700,000	665,420
Salomon Brothers AG for OAO Gazprom
10.50% due 10/21/2009		900,000	924,750
SLM Corp., MTN
1.3894% due 10/25/2011 (b)		200,000	140,130
2.193% due 11/15/2011 (b)	EUR	400,000	338,536
SLM Corp., MTN, Series A
1.2994% due 07/27/2009 (b)		$10,500,000	9,775,227
SMFG Preferred Capital
6.078% due 01/29/2049 (b)(h)		1,600,000	957,664
TNK-BP Finance SA
6.125% due 03/20/2012 (h)		500,000	390,000
TransCapitalInvest, Ltd., for OJSC AK Transneft
8.70% due 08/07/2018 (h)		1,000,000	772,500
Wells Fargo & Company
2.0963% due 09/15/2009 (b)		1,500,000	1,489,889
ZFS Finance USA Trust IV
5.875% due 05/09/2032 (h)		1,100,000	423,852
			224,079,327
Food & Beverages - 0.43%
General Mills, Inc.
1.2525% due 01/22/2010 (b)		2,100,000	2,065,919
Kraft Foods, Inc.
6.125% due 02/01/2018		2,500,000	2,483,768
6.875% due 02/01/2038		1,100,000	1,091,035
			5,640,722
Gas & Pipeline Utilities - 0.19%
NGPL PipeCo LLC
6.514% due 12/15/2012 (h)		2,600,000	2,513,592
Insurance - 1.45%
American International Group, Inc., MTN
1.625% due 03/20/2012		4,200,000	2,111,730
MetLife, Inc.
6.40% due 12/15/2036 (b)		900,000	484,363
Metropolitan Life Global Funding I, MTN
1.2775% due 05/17/2010 (b)(h)		5,000,000	4,578,290
Monumental Global Funding, Ltd.
5.50% due 04/22/2013 (h)		1,900,000	1,674,641
Pricoa Global Funding I
1.2744% due 01/30/2012 (b)(h)		3,200,000	2,360,874
1.6663% due 09/27/2013 (b)(h)		2,700,000	1,792,649
Principal Life Income Funding Trusts, MTN
5.30% due 04/24/2013		2,200,000	2,096,281
5.55% due 04/27/2015		3,500,000	3,233,275
Residential Reinsurance 2007, Ltd., Series CL2
11.5063% due 06/07/2010 (b)(h)		600,000	580,860
			18,912,963
International Oil - 0.03%
Gaz Capital for Gazprom
6.212% due 11/22/2016 (h)		500,000	335,000
Manufacturing - 0.25%
Siemens Financieringsmaatschappij NV
1.2875% due 08/14/2009 (b)(h)		3,200,000	3,182,922
Pharmaceuticals - 0.16%
AstraZeneca PLC
5.90% due 09/15/2017		1,000,000	1,053,841
6.45% due 09/15/2037		1,000,000	1,056,130
			2,109,971
Retail - 1.10%
Home Depot, Inc.
3.75% due 09/15/2009		14,300,000	14,293,579
Telecommunications Equipment & Services - 0.45%
Verizon Communications, Inc.
1.475% due 04/03/2009 (b)		5,900,000	5,900,047
Telephone - 0.32%
AT&T, Inc.
1.3338% due 02/05/2010 (b)		1,400,000	1,393,200
Telecom Italia Capital SA
1.7525% due 07/18/2011 (b)		3,200,000	2,753,414
			4,146,614
Tobacco - 0.12%
Philip Morris International, Inc.
5.65% due 05/16/2018		1,600,000	1,552,994
TOTAL CORPORATE BONDS (Cost $571,484,330)			$464,377,982
MUNICIPAL BONDS - 2.33%
California - 0.85%
Los Angeles Unified School District, California, Series A-1
4.50% due 07/01/2023		5,000,000	4,965,800
San Diego Tobacco Settlement Revenue Funding Corp.
7.125% due 06/01/2032		1,550,000	978,840
State of California
5.00% due 11/01/2037		4,700,000	4,299,372
Tobacco Securitization Authority South California Tobacco Settlement, Series A1-SNR
5.125% due 06/01/2046		1,500,000	807,870
			11,051,882
Illinois - 0.45%
Chicago Illinois Transit Authority, Series A
6.30% due 12/01/2021		100,000	101,879
6.899% due 12/01/2040		2,700,000	2,744,388

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)

Shares or
Principal
Amount		Value
MUNICIPAL BONDS (continued)
Illinois (continued)
Chicago Illinois Transit Authority, Series B
6.30% due 12/01/2021	$300,000	$305,637
6.899% due 12/01/2040	2,600,000	2,710,006
		5,861,910
Iowa - 0.06%
Tobacco Settlement Authority of Iowa, Tobacco Settlement Revenue, Series A
6.50% due 06/01/2023	1,070,000	754,371
Nevada - 0.01%
Truckee Meadows Nevada Water Authority, Water Revenue, Series A
5.00% due 07/01/2036	200,000	188,622
North Carolina - 0.49%
North Carolina Capital Facilities Finance Agency, Series B
5.00% due 10/01/2038	6,300,000	6,384,483
Pennsylvania - 0.15%
Pennsylvania Higher Educational Facilities Authority, Facilities Authority Revenue
8.855% due 07/15/2013 (b)	2,300,000	1,961,072
West Virginia - 0.14%
Tobacco Settlement Finance Authority of West Virginia
7.467% due 06/01/2047	3,250,000	1,779,408
Wisconsin - 0.18%
Badger Tobacco Asset Securitization Corp.
6.125% due 06/01/2027	2,395,000	2,275,250
TOTAL MUNICIPAL BONDS (Cost $33,178,234)		$30,256,998
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.03%
American Home Mortgage Investment Trust, Series 2004-4, Class 4A
4.39% due 02/25/2045 (b)	236,547	130,359
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1
5.1066% due 11/25/2034 (b)	3,487,994	3,279,697
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-9, Class 22A1
4.7914% due 11/25/2034 (b)	1,171,060	899,512
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1
5.4929% due 09/25/2036 (b)	1,121,110	578,967
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4
5.331% due 02/11/2044	400,000	259,744
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4
5.70% due 06/11/2050	4,300,000	2,736,830
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4
5.471% due 01/12/2045 (b)	1,000,000	682,585
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 2A1
0.5437% due 02/25/2037 (b)	2,240,630	1,975,141
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class 1A1
4.90% due 12/25/2035 (b)	1,041,924	821,499
Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A2A
4.70% due 12/25/2035	496,124	363,598
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4
5.306% due 12/10/2046	2,900,000	1,871,511
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1
2.8225% due 12/25/2035 (b)	11,494,026	4,955,957
Countrywide Alternative Loan Trust, Series 2005-81, Class A1
0.7538% due 02/25/2037 (b)	6,766,294	2,757,341
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-22, Class A3
4.786% due 11/25/2034 (b)	2,265,900	1,553,615
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB9, Class 1A1
4.7275% due 02/20/2035 (b)	4,093,223	2,731,770
Countrywide Home Loans, Series 2005-HYB9, Class 3A2A
5.25% due 11/20/2025 (b)	574,911	325,463
Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3
5.658% due 03/15/2039 (b)	300,000	210,391
Credit-Based Asset Servicing and Securitization LLC, Series 2007-SP1, Class A1
0.5638% due 12/25/2037 (b)(h)	3,069,284	2,858,277
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A1
4.938% due 12/15/2040	634,189	628,279
Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2007-AR1, Class A3B
0.5437% due 01/25/2047 (b)	1,491,584	1,338,432
Federal Home Loan Mortgage Corp., Series 2002-2539, Class TE
5.00% due 12/15/2026	284,298	283,942
Federal Home Loan Mortgage Corp., Series 2007-3335, Class AF
0.605% due 10/15/2020 (b)	19,888,127	19,225,096
Federal Home Loan Mortgage Corp., Series 2007-3335, Class BF
0.605% due 07/15/2019 (b)	3,235,801	3,141,842
Federal Home Loan Mortgage Corp., Series 2007-3346, Class FA
0.685% due 02/15/2019 (b)	13,828,495	13,421,948
Federal Home Loan Mortgage Corp., Series 2637, Class F
0.855% due 06/15/2018 (b)	281,868	273,953
Federal Home Loan Mortgage Corp., Series 3036, Class NA
5.00% due 07/15/2024	1,880,071	1,903,867
Federal Home Loan Mortgage Corp., Series 3149, Class LF
0.755% due 05/15/2036 (b)	1,593,794	1,520,115
Federal Home Loan Mortgage Corp., Series 3335, Class FT
0.605% due 08/15/2019 (b)	14,622,078	14,165,985
Federal Home Loan Mortgage Corp., Series T-63, Class 1A1
3.253% due 02/25/2045 (b)	195,743	172,242

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Federal National Mortgage Association, REMIC, Series 2007-73, Class A1
0.5337% due 07/25/2037 (b)	$3,928,380	$3,484,876
Federal National Mortgage Association, Series 2003-21, Class M
5.00% due 02/25/2017	440,173	451,831
Federal National Mortgage Association, Series 2003-37, Class HY
5.00% due 12/25/2016	7,257,386	7,413,658
Federal National Mortgage Association, Series 2003-W6, Class F
0.8238% due 09/25/2042 (b)	1,812,262	1,708,133
Federal National Mortgage Association, Series 2005-120, Class NF
0.5738% due 01/25/2021 (b)	12,146,155	11,930,466
Federal National Mortgage Association, Series 2005-33, Class QA
5.00% due 06/25/2027	1,352,563	1,372,984
Federal National Mortgage Association, Series 2006-5, Class 3A2
4.6682% due 02/25/2036 (b)	411,700	413,194
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A
0.5537% due 10/25/2046 (b)	1,684,492	1,364,846
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A
0.5537% due 01/25/2047 (b)	1,870,967	1,620,565
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444% due 03/10/2039	1,400,000	877,071
GS Mortgage Securities Corp II, Series 2007-EOP, Class A1
0.535% due 03/06/2020 (b)(h)	2,832,257	2,115,978
GS Mortgage Securities Corp II, Series 2007-GG10, Class A4
5.7992% due 08/10/2045 (b)	3,100,000	1,792,896
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1
5.2429% due 11/25/2035 (b)	2,872,164	1,813,824
Indymac Index Mortgage Loan Trust, Series 2006-AR14, Class 1A1A
0.5638% due 11/25/2046 (b)	979,566	908,688
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class ASB
5.8187% due 06/15/2049 (b)	100,000	67,922
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4
5.882% due 02/15/2051 (b)	1,000,000	599,336
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3
5.42% due 01/15/2049	400,000	239,728
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1
5.0214% due 02/25/2035 (b)	1,784,518	1,341,814
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3
5.336% due 05/15/2047	3,000,000	1,771,542
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A1
4.99% due 11/15/2030	802,779	796,459
Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A1
0.535% due 09/15/2021 (b)(h)	286,220	222,388
Mellon Residential Funding Corp., Series 2000-TBC3, Class A1
0.9013% due 12/15/2030 (b)	4,679,962	3,731,498
Merrill Lynch Mortgage Investors, Inc., Series 2005-2, Class 3A
1.4738% due 10/25/2035 (b)	552,029	410,198
Merrill Lynch Mortgage Investors, Inc., Series 2005-3, Class 4A
0.7237% due 11/25/2035 (b)	303,245	217,950
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A
0.6837% due 02/25/2036 (b)	1,083,502	665,427
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4
5.485% due 03/12/2051 (b)	2,000,000	1,167,871
Morgan Stanley Capital I, Series 2007-IQ16, Class A4
5.809% due 12/12/2049	200,000	123,572
Morgan Stanley Capital I, Series 2007-XLFA, Class A1
0.515% due 10/15/2020 (b)(h)	717,003	550,290
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A3
0.7163% due 07/19/2035 (b)	2,231,216	1,509,665
Structured Asset Mortgage Investments, Inc., Series 2005-AR8, Class A1A
0.7538% due 02/25/2036 (b)	641,574	305,573
Structured Asset Mortgage Investments, Inc., Series 2007-AR2, Class 2A1
0.6037% due 03/25/2037 (b)	3,296,143	1,247,041
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1
0.5938% due 08/25/2036 (b)	4,018,512	3,360,455
Thornburg Mortgage Securities Trust, Series 2006-6, Class A1
0.5838% due 11/25/2011 (b)	1,541,605	1,288,666
Wachovia Bank Commercial Mortgage Trust, Series 2006-WL7A, Class A1
0.545% due 08/11/2018 (b)(h)	7,912,173	5,629,641
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4
5.509% due 04/15/2047	1,400,000	677,586
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1
0.535% due 06/15/2020 (b)(h)	3,221,791	2,320,189
WaMu Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A
3.023% due 11/25/2042 (b)	244,581	152,154
Washington Mutual, Inc., Series 2001-7, Class A
3.2692% due 05/25/2041 (b)	201,204	172,763
Washington Mutual, Inc., Series 2005-AR19, Class A1A1
0.7437% due 12/26/2045 (b)	3,267,756	1,455,231
Wells Fargo Mortgage Backed Securities Trust, Series 2004-CC, Class A1
4.9458% due 01/25/2035 (b)	3,066,248	2,458,301

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR2, Class 2A1
4.95% due 03/25/2036 (b)	$2,382,477	$1,590,811
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $190,862,580)		$156,411,039
ASSET BACKED SECURITIES - 5.33%
Access Group, Inc., Series 2008-1, Class A
2.4594% due 10/27/2025 (b)	11,157,309	10,290,531
ACE Securities Corp., Series 2006-ASP5, Class A2A
0.5537% due 10/25/2036 (b)	309,812	296,801
Argent Securities, Inc., Series 2006-M2, Class A2A
0.5238% due 09/25/2036 (b)	39,420	39,010
BA Credit Card Trust, Series 2008-A5, Class A5
1.655% due 12/16/2013 (b)	13,800,000	12,952,585
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1
0.5638% due 06/25/2047 (b)	996,268	872,672
Bear Stearns Asset Backed Securities, Inc., Series 2007-HE1, Class 21A1
0.5337% due 01/25/2037 (b)	2,495,370	2,233,971
BNC Mortgage Loan Trust, Series 2007-2, Class A2
0.5738% due 05/25/2037 (b)	1,891,807	1,422,920
Carrington Mortgage Loan Trust, Series 2005-NC5, Class A2
0.7937% due 10/25/2035 (b)	1,555,532	1,348,726
Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A1
5.956% due 07/25/2036 (b)	198,495	196,389
Citigroup Commercial Mortgage Trust, Series 2006-FL2, Class A1
0.525% due 08/15/2021 (b)(h)	21,310	17,960
Countrywide Asset-Backed Certificates, Series 2006-15, Class A1
0.5838% due 10/25/2046 (b)	707,182	651,369
Countrywide Asset-Backed Certificates, Series 2006-16, Class 2A1
0.5238% due 12/25/2046 (b)	159,710	156,115
Countrywide Asset-Backed Certificates, Series 2006-17, Class 2A1
0.5238% due 03/25/2047 (b)	299,205	289,836
Countrywide Asset-Backed Certificates, Series 2006-18, Class 2A1
0.5238% due 03/25/2037 (b)	1,099,879	1,058,503
Countrywide Asset-Backed Certificates, Series 2006-19, Class 2A1
0.5337% due 03/25/2037 (b)	639,691	619,059
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A1
0.5238% due 07/25/2037 (b)	6,502,844	5,696,177
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF15, Class A3
0.5238% due 11/25/2036 (b)	1,359,024	1,208,448
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF9, Class 2A1
0.5337% due 06/25/2036 (b)	615,743	605,395
First Franklin Mortgage Loan Asset Backed Certificates, Series 2007-FF1, Class A2A
0.5138% due 01/25/2038 (b)	1,824,194	1,657,112
Fremont Home Loan Trust, Series 2006-3, Class 2A1
0.5437% due 02/25/2037 (b)	163,206	159,677
GE Capital Commercial Mortgage Corp., Series 2002-3A, Class A1
4.229% due 12/10/2037 (b)	4,388,004	4,272,315
GSAMP Trust, Series 2006-FM2, Class A2A
0.5437% due 09/25/2036 (b)	487,177	459,789
GSAMP Trust, Series 2007-FM1, Class A2A
0.5437% due 12/25/2036 (b)	1,413,703	1,032,092
HFC Home Equity Loan Asset Backed Certificates, Series 2005-1, Class A
0.76% due 01/20/2034 (b)	2,499,302	1,720,178
HSBC Asset Loan Obligation, Series 2007-WF1, Class A1
0.5337% due 12/25/2036 (b)	5,554,341	4,804,203
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A1
0.5238% due 12/25/2036 (b)	554,547	495,147
JPMorgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2
0.4582% due 11/25/2036 (b)	192,042	177,582
JPMorgan Mortgage Acquisition Corp., Series 2006-WMC3, Class A2
0.5238% due 08/25/2036 (b)	261,626	244,965
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1
0.5337% due 04/25/2009 (b)	1,929,026	1,507,129
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1
0.7538% due 10/25/2034 (b)	58,753	25,567
Master Asset Backed Securities Trust, Series 2007-HE1, Class A1
0.5537% due 05/25/2037 (b)	1,193,931	1,016,292
Morgan Stanley Asset Backed Securities Capital I, Series 2006-NC5, Class A2A
0.5138% due 10/25/2036 (b)	371,013	347,218
Morgan Stanley Asset Backed Securities Capital I, Series 2007-HE1, Class A2A
0.5238% due 11/25/2036 (b)	1,530,097	1,447,499
Option One Mortgage Loan Trust, Series 2007-1, Class 2A1
0.5238% due 01/25/2037 (b)	857,855	803,586
Park Place Securities, Inc., Series 2004-MCW1, Class A1
0.7857% due 08/25/2034 (b)	2,285,399	1,470,776
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A1A
0.5537% due 10/25/2036 (b)	656,437	617,009
Residential Asset Securities Corp., Series 2006-EMX9, Class 1A1
0.5437% due 11/25/2036 (b)	939,070	909,462
Residential Asset Securities Corp., Series 2006-KS8, Class A1
0.5337% due 10/25/2036 (b)	158,421	156,765
Residential Asset Securities Corp., Series 2006-KS9, Class AI1
0.5437% due 11/25/2036 (b)	503,252	482,027
Saxon Asset Securities Trust, Series 2006-3, Class A1
0.5337% due 10/25/2046 (b)	257,335	246,204

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Total Return Fund (continued)

Shares or
Principal
Amount		Value
ASSET BACKED SECURITIES (continued)
SBI Heloc Trust, Series 2006-1A, Class 1A2A
0.6438% due 08/25/2036 (b)(h)	$621,583	$549,100
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A
0.5337% due 12/25/2036 (b)	1,107,382	917,853
Specialty Underwriting & Residential Finance, Series 2007-BC1, Class A2A
0.5337% due 01/25/2038 (b)	2,344,044	2,099,046
Structured Asset Securities Corp., Series 2006-11, Class A1
5.0568% due 10/25/2035 (b)(h)	1,401,668	874,987
Structured Asset Securities Corp., Series 2006-BC3, Class A2
0.5238% due 10/25/2036 (b)	1,031,679	941,592
TOTAL ASSET BACKED SECURITIES (Cost $78,155,357)		$69,391,639
SUPRANATIONAL OBLIGATIONS - 0.26%
Banking - 0.26%
Export-Import Bank of Korea
2.2925% due 06/01/2009 (b)	3,400,000	3,391,908
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,399,915)		$3,391,908
PREFERRED STOCKS - 3.13%
Banking - 0.61%
Bank of America Corp., 8.00% (k)	12,550,000	4,686,308
Bank of America Corp., Series L, 7.25%	9,000	3,240,000
		7,926,308
Financial Services - 2.52%
Wells Fargo & Company, Series K, 7.98%	57,600,000	27,648,000
Wells Fargo & Company, Series L, 7.50%	11,000	5,060,000
		32,708,000
Insurance - 0.00%
American International Group, Inc., 8.50%	6,200	31,000
TOTAL PREFERRED STOCKS (Cost $82,718,573)		$40,665,308
TERM LOANS - 0.38%
Financial Services - 0.31%
Chrysler Financial
9.00% due 08/03/2012 (b)	7,900,000	4,108,000
Semiconductors - 0.07%
Sensata Technologies, Inc.
2.934% due 04/27/2013 (b)	1,964,736	876,763
TOTAL TERM LOANS (Cost $9,596,313)		$4,984,763
OPTIONS - 0.77%
Call Options - 0.77%
Over The Counter European Style Call on USD-LIBOR Rate Swaption
Expiration 08/03/2009 at $3.45 *	26,000,000	761,025
Expiration 08/03/2009 at $3.45 *	158,800,000	4,648,108
Expiration 08/03/2009 at $3.45 *	23,800,000	696,631
Expiration 07/02/2009 at $3.60 *	20,700,000	686,255
Expiration 08/03/2009 at $3.85 *	86,600,000	3,192,431
		9,984,450
Put Options - 0.00%
Over The Counter European Purchase Put on Federal National Mortgage Association TBA, 6.00%
Expiration 03/05/2009 at $90.00 *	10,000,000	0
Expiration 03/05/2009 at $92.00 *	30,000,000	0
		0
TOTAL OPTIONS (Cost $3,389,601)		$9,984,450
REPURCHASE AGREEMENTS - 0.81%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/27/2009 at
0.25% to be repurchased at
$6,000,125 on 03/02/2009,
collateralized by $6,150,000 U.S.
Treasury Bills, zero coupon due
11/19/2009 (valued at $6,120,574
including interest)	$6,000,000	$6,000,000
Repurchase Agreement with State Street
Corp. dated 02/27/2009 at 0.05% to be
repurchased at $4,562,019 on 03/02/2009,
collateralized by $4,675,000 Federal Home
Loan Bank Discount Notes, zero coupon
due 10/01/2009 (valued at $4,657,469
including interest)	4,562,000	4,562,000
TOTAL REPURCHASE AGREEMENTS (Cost $10,562,000)		$10,562,000
SHORT TERM INVESTMENTS - 2.17%
Federal Home Loan Bank Discount Note zero coupon due 03/25/2009	$6,000,000	$5,999,080
Merrill Lynch Commercial Trust 2008-LAQ
2.9864% due 07/09/2009	5,000,000	3,250,000
U.S. Treasury Bills zero coupon due 03/05/2009 to 06/11/2009 ***	18,920,000	18,917,798
TOTAL SHORT TERM INVESTMENTS (Cost $29,783,265)		$28,166,878
Total Investments (Total Return Fund)
(Cost $2,159,233,423) - 152.02%		$1,976,968,676
Liabilities in Excess of Other Assets - (52.02)%		(676,484,887)
TOTAL NET ASSETS - 100.00%		$1,300,483,789

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

	Shares or
	Principal
	Amount	Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 100.00%
Federal National Mortgage Association
5.50%, TBA **	$147,500,000	$151,028,594
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (Proceeds $150,759,653)		$151,028,594
Total Securities Sold Short (Total Return Fund)
(Proceeds $150,759,653)		$151,028,594

U.S. Government Securities Fund

Shares or
Principal
Amount		Value
U.S. TREASURY OBLIGATIONS - 5.60%
Treasury Inflation Protected Securities (d) - 5.23%
1.75% due 01/15/2028 ***	$752,903	$657,142
2.00% due 01/15/2026 ***	2,532,444	2,298,193
2.375% due 01/15/2027 ***	1,647,703	1,583,340
0.875% due 04/15/2010	1,809,496	1,784,051
1.375% due 07/15/2018	1,219,088	1,134,132
		7,456,858
U.S. Treasury Bonds - 0.37%
7.125% due 02/15/2023	140,000	187,666
8.875% due 02/15/2019	230,000	333,176
		520,842
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,368,010)		$7,977,700
U.S. GOVERNMENT AGENCY OBLIGATIONS - 77.40%
Federal Home Loan Bank - 10.04%
4.50% due 10/09/2009 (a)	9,400,000	9,603,378
5.00% due 09/18/2009 (a)	4,600,000	4,699,885
		14,303,263
Federal Home Loan Mortgage Corp. - 15.24%
5.00% due 08/01/2035	13,589,512	13,842,724
5.00% TBA ** (j)	3,000,000	3,046,875
5.25% due 04/18/2016	1,220,000	1,353,111
5.50% due 11/01/2035	851,715	874,305
5.872% due 01/01/2037	1,741,091	1,810,332
6.00% due 10/01/2010 to 12/01/2028	351,652	367,325
6.50% due 12/01/2010	302	316
7.00% due 02/01/2011 to 06/01/2032	378,795	399,616
9.00% due 10/01/2017	4,679	5,029
9.50% due 08/01/2020	18,325	20,257
11.75% due 12/01/2013	582	607
12.00% due 07/01/2020	3,914	4,366
		21,724,863
Federal National Mortgage Association - 51.72%
4.75% due 11/19/2012	2,520,000	2,753,380
5.00% due 12/01/2019 to 07/01/2038	12,059,134	12,383,693
5.00% TBA ** (j)	12,600,000	12,815,074
5.50% due 03/15/2011 to 08/01/2037	23,811,837	24,489,162
5.50% TBA ** (j)	5,600,000	5,742,187
5.745% due 08/01/2037 (b)	1,728,369	1,803,446
6.00% due 02/01/2037	5,333,833	5,518,017
6.00% TBA ** (j)	600,000	625,828
6.32% due 07/01/2037 (b)	1,926,581	2,004,848
6.50% due 02/01/2026 to 10/01/2037	4,215,495	4,426,576
7.00% due 07/01/2022 to 01/01/2034	531,901	568,110
7.50% due 09/01/2029 to 02/01/2031	104,905	111,961
8.00% due 06/01/2017 to 03/01/2033	248,613	263,398
8.50% due 08/01/2019	85,151	93,410
8.75% due 08/01/2009 to 12/01/2009	949	950
9.00% due 05/01/2021	4,101	4,359
11.50% due 09/01/2013 to 04/01/2019	17,771	19,881
12.00% due 01/01/2013 to 04/01/2016	47,314	53,379
12.50% due 01/01/2013 to 09/01/2015	15,161	16,965
13.50% due 11/01/2014	7,014	7,793
		73,702,417
Government National Mortgage Association - 0.40%
6.50% due 02/15/2034 to 09/15/2034	302,057	316,971
7.50% due 03/15/2026 to 12/15/2027	127,291	134,743
8.50% due 06/15/2025	111,982	121,605
11.00% due 09/15/2015	545	619
		573,938
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $107,927,769)		$110,304,481
COLLATERALIZED MORTGAGE OBLIGATIONS - 15.34%
Federal Home Loan Mortgage Corp., Series 2525, Class AM
4.50% due 04/15/2032	240,246	233,667
Federal National Mortgage Association Whole Loan, Series 2003-W12, Class 2A7
4.68% due 06/25/2043	4,777,966	4,559,398
Federal National Mortgage Association Whole Loan, Series 2005-W3, Class 2AF
0.6938% due 03/25/2045 (b)	479,329	452,572
Federal National Mortgage Association Whole Loan, Series 2003-W14, Class 2A
5.4079% due 01/25/2043 (b)	679,482	668,789
American Home Mortgage Assets, Series 2006-3, Class 3A12
0.6638% due 10/25/2046 (b)	1,039,628	425,488
American Home Mortgage Investment Trust, Series 2006-2, Class 1A1
0.5537% due 06/25/2046 (b)	359,987	349,417
Bear Stearns Alt-A Trust, Series 2004-11, Class 2A2
5.3836% due 11/25/2034 (b)	509,037	293,485
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class A4
5.306% due 12/10/2046	1,740,000	1,122,906
Countrywide Alternative Loan Trust, Series 2005-17, Class 2A1
0.7138% due 06/25/2035 (b)	418,543	184,486
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
0.8037% due 11/20/2035 (b)	318,713	152,106

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)

Shares or
Principal
Amount		Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Countrywide Alternative Loan Trust, Series 2006-OA10, Class 4A1
0.6637% due 08/25/2046 (b)	$1,163,798	$451,725
Countrywide Alternative Loan Trust, Series 2006-OA11, Class A4
0.6637% due 09/25/2046 (b)	1,267,974	470,687
Countrywide Alternative Loan Trust, Series 2006-OA7, Class 3A1
0.6837% due 06/25/2046 (b)	720,226	273,964
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B
0.67% due 07/20/2046 (b)	1,286,327	507,607
Countrywide Alternative Loan Trust, Series 2006-OC2, Class 2A3
0.7638% due 02/25/2036 (b)	1,000,000	154,696
Countrywide Home Loans, Series 2006-OA5, Class 1A1
0.6738% due 03/25/2036 (b)	528,995	235,345
Harborview Mortgage Loan Trust, Series 2005-7, Class 1A1
5.005% due 06/19/2045 (b)	412,599	156,788
Impac CMB Trust, Series 2004-5, Class 1A1
0.8338% due 10/25/2034 (b)	762,503	438,805
Impac Secured Assets Corp., Series 2005-2, Class A1
0.7938% due 03/25/2036 (b)	795,092	339,429
JPMorgan Chase Commercial Mortgage Securities Corp, Series 2006-CB17, Class A4
5.429% due 12/12/2043	1,870,000	1,128,016
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4
5.661% due 03/15/2039	460,000	318,639
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3
5.347% due 11/15/2038	1,450,000	933,615
Luminent Mortgage Trust, Series 2006-4, Class A1A
0.6638% due 05/25/2046 (b)	986,418	427,356
Master Adjustable Rate Mortgages Trust, Series 2004-15, Class 1A1
5.5855% due 12/25/2034 (b)	65,976	36,865
Master Adjustable Rate Mortgages Trust., Series 2007-3, Class 12A1
0.6737% due 05/25/2047 (b)	1,638,952	624,748
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4
5.657% due 05/12/2039 (b)	365,000	237,143
Morgan Stanley Mortgage Loan Trust, Series 2006-8AR, Class 1A2
0.5437% due 06/25/2036 (b)	456,964	380,435
Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A
0.6638% due 09/25/2046 (b)	964,283	399,670
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A1
0.6538% due 07/25/2036 (b)	1,117,046	457,472
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1A
0.6837% due 08/25/2036 (b)	1,385,775	548,098
Thornburg Mortgage Securities Trust, Series 2006-3, Class A2
0.5788% due 05/25/2046 (b)	1,254,974	1,164,140
Thornburg Mortgage Securities Trust, Series 2006-3, Class A3
0.5838% due 06/25/2046 (b)	1,368,439	1,348,637
Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1
6.2087% due 09/25/2037 (b)	622,951	436,110
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1
6.1998% due 09/25/2037 (b)	595,596	437,314
WaMu Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1A1
0.7438% due 12/25/2045 (b)	789,333	354,095
Washington Mutual, Inc., Series 2005-AR13, Class A1B3
0.8338% due 10/25/2045 (b)	538,032	143,802
Washington Mutual, Inc., Series 2005-AR8, Class 2A1A
0.7638% due 07/25/2045 (b)	770,626	343,553
Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1
0.6038% due 08/25/2036 (b)	696,629	674,204
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,666,379)		$21,865,272
ASSET BACKED SECURITIES - 8.05%
ACE Securities Corp., Series 2006-GP1, Class A
0.6038% due 02/25/2031 (b)	625,475	403,012
ACE Securities Corp., Series 2006-SL3, Class A1
0.5738% due 06/25/2036 (b)	742,311	118,779
Aegis Asset Backed Securities Trust, Series 2004-2, Class A3
0.9538% due 06/25/2034 (b)	173,194	148,792
Amortizing Residential Collateral Trust, Series 2001-BC6, Class A
1.1738% due 10/25/2031 (b)	583,503	534,389
Bravo Mortgage Asset Trust, Series 2006-1A, Class A1
0.6037% due 07/25/2036 (b)(e)(h)	181,052	172,084
Countrywide Asset-Backed Certificates, Series 2002-BC2, Class A
1.0138% due 04/25/2032 (b)	286,705	190,140
Countrywide Home Equity Loan Trust, Series 2004-I, Class A
0.745% due 02/15/2034 (b)	678,734	274,012
Countrywide Home Equity Loan Trust, Series 2005-E, Class 2A
0.675% due 11/15/2035 (b)	233,566	61,976
Countrywide Home Equity Loan Trust, Series 2006-E, Class 2A
0.6012% due 07/15/2036 (b)	767,851	237,617
Countrywide Home Equity Loan Trust, Series 2006-RES, Class 4E1B
0.715% due 07/25/2036 (b)(h)	732,446	131,840
Countrywide Home Equity Loan Trust, Series 2006-RES, Class 4F1B
0.715% due 07/25/2036 (b)(h)	843,071	151,753
Countrywide Home Equity Loan Trust, Series 2007-GW, Class A
1.0113% due 08/15/2037 (b)	1,304,645	768,520

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Government Securities Fund (continued)

Shares or
Principal
Amount		Value
ASSET BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates, Series 2006-CF2, Class A1
0.7337% due 05/25/2036 (b)(h)	$637,997	$366,649
GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A
0.6837% due 11/25/2036 (b)	1,481,767	428,481
GSAA Home Equity Trust, Series 2005-5, Class A4
0.7437% due 02/25/2035 (b)	243,072	173,404
GSAMP Trust, Series 2006-S4, Class A1
0.5638% due 05/25/2036 (b)	463,877	120,794
IndyMac Seconds Asset Backed Trust, Series 2006-A, Class A
0.6038% due 06/25/2036 (b)	947,959	144,440
Lehman XS Trust, Series 2006-2N, Class 1A1
0.7337% due 02/25/2046 (b)	1,036,846	418,312
Lehman XS Trust, Series 2006-GP3, Class 3A1A
0.5437% due 06/25/2046 (b)	594,816	552,696
Lehman XS Trust, Series 2006-GP4, Class 3A1A
0.5438% due 08/25/2046 (b)	744,383	585,367
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2
0.7538% due 09/25/2035 (b)	384,037	334,538
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-H1, Class 2A1
1.9738% due 10/25/2037 (b)	1,456,300	1,076,979
Morgan Stanley Mortgage Loan Trust, Series 2006-4SL, Class A1
0.6238% due 03/25/2036 (b)	545,024	117,368
Nelnet Student Loan Trust, Series 2008-4, Class A4
2.6394% due 04/25/2024 (b)	320,000	280,665
RAAC Series, Series 2006-RP3, Class A
0.7437% due 05/25/2036 (b)(h)	888,635	673,356
SACO I Trust, Inc., Series 2006-6, Class A
0.6038% due 06/25/2036 (b)	843,665	118,537
SACO I Trust, Inc., Series 2006-7, Class A1
0.6037% due 07/25/2036 (b)	814,734	134,195
SLM Student Loan Trust, Series 2006-5, Class A2
1.1494% due 07/25/2017 (b)	495,298	492,997
Structured Asset Securities Corp., Series 2006-ARS1, Class A1
0.5838% due 02/25/2036 (b)(h)	594,994	77,467
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
0.7337% due 03/25/2036 (b)(e)(h)	934,533	514,194
Washington Mutual, Inc., Series 2007-HE3, Class 2A2
0.6438% due 05/25/2037 (b)	2,300,000	1,369,178
Washington Mutual, Inc., Series 2007-HE3, Class 2A4
0.7638% due 05/25/2037 (b)	1,200,000	296,580
TOTAL ASSET BACKED SECURITIES (Cost $24,073,579)		$11,469,111
PREFERRED STOCKS - 0.02%
Financial Services - 0.02%
Federal Home Loan Mortgage Corp., Series Z, 8.375% *	23,775	11,887
Federal National Mortgage Association, Series S, 8.25% *	17,050	13,981
		25,868
TOTAL PREFERRED STOCKS (Cost $1,020,625)		$25,868
REPURCHASE AGREEMENTS - 5.54%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/27/2009 at
0.26% to be repurchased at
$7,900,171 on 03/02/2009,
collateralized by $8,070,000
Federal Home Loan Bank, 0.77%
due 12/30/2009 (valued at
$8,058,000 including interest)	$7,900,000	$7,900,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,900,000)		$7,900,000
SHORT TERM INVESTMENTS - 12.03%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$12,739,600	$12,739,600
U.S. Treasury Bills
zero coupon due 04/09/2009	4,400,000	4,398,692
TOTAL SHORT TERM INVESTMENTS (Cost $17,138,291)		$17,138,292
Total Investments (U.S. Government Securities Fund)
(Cost $202,094,653) - 123.98%		$176,680,724
Liabilities in Excess of Other Assets - (23.98)%		(34,178,460)
TOTAL NET ASSETS - 100.00%		$142,502,264

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS - 75.77%
Advertising - 0.99%
Lamar Media Corp.
6.625% due 08/15/2015 (a)	$2,325,000	$1,499,625
Lamar Media Corp., Series C
6.625% due 08/15/2015	2,630,000	1,643,750
R.H. Donnelley Corp., Series A-3
8.875% due 01/15/2016	1,375,000	61,875
R.H. Donnelley, Inc.
11.75% due 05/15/2015	1,100,000	154,000
Sheridan Group, Inc.
10.25% due 08/15/2011	1,500,000	885,000
		4,244,250
Agriculture - 0.60%
Mosaic Company
7.625% due 12/01/2014 (h)	715,000	695,338
7.625% due 12/01/2016 (h)	1,953,000	1,874,880
		2,570,218

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Air Travel - 0.03%
Continental Airlines, Inc., Series 00-1
8.499% due 05/01/2011	$148,200	$119,301
Auto Parts - 0.59%
Allison Transmission, Inc.
11.00% due 11/01/2015 (h)	2,785,000	1,350,725
11.25% due 11/01/2015 (h)	2,725,000	1,049,125
Goodyear Tire & Rubber Company
6.3175% due 12/01/2009 (b)	150,000	141,187
		2,541,037
Auto Services - 0.78%
KAR Holdings, Inc.
8.75% due 05/01/2014	1,200,000	534,000
10.00% due 05/01/2015	8,305,000	2,823,700
		3,357,700
Automobiles - 0.96%
Ford Motor Company
7.40% due 11/01/2046	600,000	90,000
7.45% due 07/16/2031	1,545,000	289,687
9.50% due 09/15/2011	600,000	150,000
General Motors Corp.
6.75% due 05/01/2028	2,100,000	241,500
7.20% due 01/15/2011 (a)	4,050,000	648,000
7.375% due 05/23/2048	1,500,000	165,000
8.375% due 07/15/2033	1,725,000	228,563
Sonic Automotive, Inc., Series B
8.625% due 08/15/2013	3,058,000	947,980
United Auto Group, Inc.
7.75% due 12/15/2016	2,800,000	1,344,000
		4,104,730
Banking - 0.21%
Chevy Chase Bank
6.875% due 12/01/2013	900,000	900,000
Broadcasting - 0.80%
Barrington Broadcasting Group LLC
10.50% due 08/15/2014	4,400,000	528,000
Fisher Communications, Inc.
8.625% due 09/15/2014	3,375,000	2,877,188
Muzak Finance Corp.
13.00% due 03/15/2010 ^	700,000	35,000
		3,440,188
Building Materials & Construction - 0.20%
Esco Corp.
5.8713% due 12/15/2013 (b)(h)	625,000	387,500
8.625% due 12/15/2013 (h)	625,000	471,875
		859,375
Business Services - 5.19%
Cornell Companies, Inc.
10.75% due 07/01/2012	2,975,000	2,737,000
First Data Corp.
9.875% due 09/24/2015	6,550,000	3,602,500
Iron Mountain, Inc.
8.00% due 06/15/2020	3,050,000	2,867,000
Lender Processing Services, Inc.
8.125% due 07/01/2016	3,300,000	3,295,875
NCO Group, Inc.
11.875% due 11/15/2014	2,575,000	630,875
Rural/Metro Corp.
9.875% due 03/15/2015	1,900,000	1,586,500
SunGard Data Systems, Inc.
4.875% due 01/15/2014	600,000	478,500
9.125% due 08/15/2013	365,000	310,250
10.25% due 08/15/2015	9,871,000	6,761,635
		22,270,135
Cable & Television - 8.66%
Charter Communications Holdings I LLC
11.00% due 10/01/2015	1,725,000	129,375
Charter Communications Holdings II LLC
10.25% due 09/15/2010 (h)	1,300,000	1,046,500
Charter Communications Operating LLC
8.00% due 04/30/2012 (h)	6,700,000	5,963,000
8.375% due 04/30/2014 (h)	6,250,000	5,375,000
CSC Holdings, Inc.
6.75% due 04/15/2012	1,525,000	1,464,000
CSC Holdings, Inc., Series B
7.625% due 04/01/2011	1,025,000	1,014,750
8.125% due 08/15/2009	2,400,000	2,442,000
DirecTV Holdings LLC
6.375% due 06/15/2015	200,000	181,500
8.375% due 03/15/2013	7,650,000	7,726,500
EchoStar DBS Corp.
6.375% due 10/01/2011	1,400,000	1,337,000
6.625% due 10/01/2014	950,000	855,000
7.00% due 10/01/2013	600,000	559,500
7.125% due 02/01/2016	3,400,000	3,068,500
7.75% due 05/31/2015	2,750,000	2,536,875
Videotron Ltee.
6.375% due 12/15/2015	1,070,000	963,000
6.875% due 01/15/2014	1,740,000	1,626,900
9.125% due 04/15/2018 (h)	900,000	909,000
		37,198,400
Cellular Communications - 3.99%
American Tower Corp., Series WI
7.00% due 10/15/2017	2,660,000	2,513,700
Centennial Communications Corp.
8.125% due 02/01/2014	403,000	417,105
10.00% due 01/01/2013	4,200,000	4,462,500
Cricket Communications, Inc.
9.375% due 11/01/2014	5,705,000	5,205,812
Crown Castle International Corp.
9.00% due 01/15/2015	900,000	877,500
MetroPCS Wireless, Inc.
9.25% due 11/01/2014	3,850,000	3,638,250
		17,114,867
Chemicals - 1.39%
American Pacific Corp.
9.00% due 02/01/2015	1,500,000	1,260,000
Huntsman International LLC
7.875% due 11/15/2014	4,250,000	2,018,750
Innophos Holdings, Inc.
9.50% due 04/15/2012 (h)	600,000	432,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Chemicals (continued)
Innophos, Inc.
8.875% due 08/15/2014	$2,850,000	$2,265,750
		5,976,500
Commercial Services - 0.80%
Mac-Gray Corp.
7.625% due 08/15/2015	3,770,000	3,449,550
Computer Services - 0.47%
Affiliated Computer Services, Inc.
5.20% due 06/01/2015	2,575,000	2,034,250
Computers & Business Equipment - 0.58%
Seagate Technology HDD Holdings
6.80% due 10/01/2016	4,550,000	2,502,500
Containers & Glass - 1.84%
Crown Holdings, Inc.
8.00% due 04/15/2023	4,715,000	4,231,713
Graham Packaging Company
9.875% due 10/15/2014	2,660,000	1,675,800
Owens-Brockway Glass Container, Inc.
8.25% due 05/15/2013	1,275,000	1,287,750
Owens-Illinois, Inc.
7.80% due 05/15/2018	750,000	720,000
		7,915,263
Correctional Facilities - 1.03%
Corrections Corp. of America
6.25% due 03/15/2013	1,400,000	1,340,500
Geo Group, Inc.
8.25% due 07/15/2013	3,440,000	3,096,000
		4,436,500
Crude Petroleum & Natural Gas - 3.51%
AmeriGas Partners LP
7.125% due 05/20/2016	2,110,000	1,962,300
7.25% due 05/20/2015	800,000	748,000
Calfrac Holdings LP
7.75% due 02/15/2015 (h)	2,925,000	1,579,500
Chesapeake Energy Corp.
6.375% due 06/15/2015	200,000	163,500
6.625% due 01/15/2016	1,000,000	817,500
6.875% due 01/15/2016	600,000	493,500
6.875% due 11/15/2020	1,300,000	1,014,000
7.25% due 12/15/2018	500,000	406,250
7.50% due 09/15/2013	900,000	803,250
7.50% due 06/15/2014	1,355,000	1,189,013
9.50% due 02/15/2015	300,000	279,000
Forest Oil Corp.
7.25% due 06/15/2019 (h)	875,000	700,000
8.50% due 02/15/2014 (h)	250,000	227,500
Hilcorp Energy I LP
7.75% due 11/01/2015 (h)	1,330,000	1,017,450
Hilcorp Energy I LP/Hilcorp Finance Company
9.00% due 06/01/2016 (h)	3,625,000	2,881,875
SandRidge Energy, Inc.
8.00% due 06/01/2018 (h)	1,000,000	780,000
		15,062,638
Domestic Oil - 0.31%
SandRidge Energy, Inc.
8.625% due 04/01/2015	2,000,000	1,335,000
Drugs & Health Care - 0.16%
Omnicare, Inc.
6.125% due 06/01/2013	750,000	693,750
Educational Services - 0.30%
Education Management Corp.
8.75% due 06/01/2014	1,375,000	1,299,375
Electrical Utilities - 0.20%
Ipalco Enterprises, Inc.
7.25% due 04/01/2016 (h)	950,000	874,000
Electronics - 0.52%
L-3 Communications Corp.
5.875% due 01/15/2015	2,400,000	2,214,000
Energy - 2.26%
NRG Energy, Inc.
7.25% due 02/01/2014	550,000	518,375
7.375% due 02/01/2016	4,148,000	3,826,530
7.375% due 01/15/2017	5,800,000	5,365,000
		9,709,905
Financial Services - 3.62%
American General Finance Corp., MTN
4.625% due 05/15/2009	900,000	773,592
CIT Group, Inc.
5.65% due 02/13/2017	378,000	210,462
6.00% due 04/01/2036	960,000	435,853
12.00% due 12/18/2018 (h)	2,057,000	1,313,333
El Paso Performance-Linked Trust
7.75% due 07/15/2011 (h)	1,750,000	1,651,587
Ford Motor Credit Company LLC
7.00% due 10/01/2013	1,300,000	640,297
7.25% due 10/25/2011	90,000	48,786
7.375% due 10/28/2009	700,000	557,512
8.00% due 12/15/2016	5,200,000	2,449,512
GMAC LLC
6.00% due 12/15/2011 (h)	2,130,000	1,247,967
6.875% due 09/15/2011 (h)	1,266,000	824,163
Lehman Brothers Holdings, Inc.
7.875% due 08/15/2010	3,425,000	445,250
NSG Holdings, Inc.
7.75% due 12/15/2025 (h)	2,125,000	1,700,000
Nuveen Investments, Inc.
10.50% due 11/15/2015 (h)	12,290,000	2,826,700
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp
10.625% due 04/01/2017	600,000	426,000
		15,551,014
Food & Beverages - 0.63%
Del Monte Corp.
8.625% due 12/15/2012	2,700,000	2,720,250
Funeral Services - 1.55%
Service Corp. International
6.75% due 04/01/2016	500,000	455,000
7.00% due 06/15/2017	2,300,000	2,093,000
7.50% due 04/01/2027	2,688,000	2,083,200

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Funeral Services (continued)
Service Corp. International (continued)
7.625% due 10/01/2018	$1,300,000	$1,196,000
7.875% due 02/01/2013	850,000	826,625
		6,653,825
Gas & Pipeline Utilities - 4.49%
El Paso Corp.
6.875% due 06/15/2014	500,000	441,910
7.00% due 06/15/2017	2,450,000	2,149,182
7.25% due 06/01/2018	2,500,000	2,206,250
7.75% due 01/15/2032	3,425,000	2,629,170
8.25% due 02/15/2016	525,000	483,000
Kinder Morgan Energy Partners LP
9.00% due 02/01/2019	2,750,000	2,967,198
Sabine Pass LNG LP
7.50% due 11/30/2016	10,920,000	7,343,700
7.50% due 11/30/2016 (h)	1,563,000	1,051,117
		19,271,527
Healthcare Products - 1.92%
Biomet, Inc.
11.625% due 10/15/2017	5,140,000	4,754,500
The Cooper Companies, Inc.
7.125% due 02/15/2015	3,916,000	3,499,925
		8,254,425
Healthcare Services - 0.69%
Centene Corp.
7.25% due 04/01/2014	2,125,000	1,827,500
DaVita, Inc.
6.625% due 03/15/2013	350,000	341,250
Healthsouth Corp.
10.75% due 06/15/2016	800,000	802,000
		2,970,750
Hotels & Restaurants - 0.72%
O'Charleys, Inc.
9.00% due 11/01/2013	5,925,000	3,081,000
Household Appliances - 0.70%
ALH Finance LLC
8.50% due 01/15/2013	3,650,000	2,993,000
Industrial Machinery - 1.08%
Altra Industrial Motion, Inc.
9.00% due 12/01/2011	1,325,000	1,195,812
Baldor Electric Company
8.625% due 02/15/2017	2,400,000	1,902,000
H&E Equipment Services, Inc.
8.375% due 07/15/2016	2,425,000	1,527,750
		4,625,562
Insurance - 0.80%
HUB International Holdings, Inc.
10.25% due 06/15/2015 (h)	3,000,000	1,500,000
USI Holdings Corp.
9.75% due 05/15/2015 (h)	4,400,000	1,947,000
		3,447,000
Leisure Time - 2.94%
AMC Entertainment, Inc., Series B
8.625% due 08/15/2012	4,507,000	4,349,255
Chukchansi Economic Development Authority
6.095% due 11/15/2012 (b)(h)	450,000	74,250
8.00% due 11/15/2013 (h)	2,192,000	361,680
Cinemark, Inc.
zero coupon, step up to 9.75% on 03/15/2009 due 03/15/2014	3,100,000	2,836,500
MTR Gaming Group, Inc., Series B
9.00% due 06/01/2012	500,000	235,000
Penn National Gaming, Inc.
6.875% due 12/01/2011	2,000,000	1,920,000
River Rock Entertainment Authority
9.75% due 11/01/2011	2,810,000	1,433,100
San Pasqual Casino Development Group
8.00% due 09/15/2013 (h)	1,915,000	1,426,675
		12,636,460
Medical-Hospitals - 5.09%
Community Health Systems, Inc.
8.875% due 07/15/2015	5,735,000	5,426,744
HCA, Inc.
7.875% due 02/01/2011	885,000	871,725
9.125% due 11/15/2014	600,000	562,500
9.25% due 11/15/2016	5,100,000	4,666,500
9.625% due 11/15/2016	1,475,000	1,231,625
Multiplan, Inc.
10.375% due 04/15/2016 (h)	2,700,000	2,187,000
Sun Healthcare Group, Inc.
9.125% due 04/15/2015	1,875,000	1,720,312
Tenet Healthcare Corp.
6.375% due 12/01/2011	3,700,000	3,293,000
6.875% due 11/15/2031	657,000	321,930
United Surgical Partners International, Inc.
8.875% due 05/01/2017	2,050,000	1,573,375
		21,854,711
Mining - 1.59%
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/2015	1,450,000	1,290,500
8.375% due 04/01/2017	6,425,000	5,541,563
		6,832,063
Oil & Gas Drilling - 0.00%
National Oilwell Varco, Inc., Series B
6.125% due 08/15/2015	23,000	20,455
Paper - 0.37%
AbitibiBowater, Inc.
9.375% due 12/15/2021	675,000	84,375
Abitibi-Consolidated Company of Canada
6.00% due 06/20/2013	23,000	1,955
Bowater Canada Finance Corp.
7.95% due 11/15/2011	23,000	2,990
Georgia-Pacific Corp.
7.125% due 01/15/2017 (h)	705,000	646,837
Neenah Paper, Inc.
7.375% due 11/15/2014	450,000	232,875
P. H. Glatfelter Company
7.125% due 05/01/2016	725,000	609,000
		1,578,032

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

Shares or
Principal
Amount		Value
CORPORATE BONDS (continued)
Petroleum Services - 1.06%
Key Energy Services, Inc.
8.375% due 12/01/2014	$3,250,000	$2,112,500
Swift Energy Company
7.125% due 06/01/2017	3,750,000	2,437,500
		4,550,000
Pharmaceuticals - 0.41%
Omnicare, Inc.
6.875% due 12/15/2015	1,895,000	1,762,350
Publishing - 0.62%
Nielsen Finance LLC zero coupon, step up to 12.50% on 08/01/2011 due 08/01/2016 (b)	5,475,000	2,135,250
10.00% due 08/01/2014	650,000	536,250
		2,671,500
Retail - 0.19%
Suburban Propane Partners LP
6.875% due 12/15/2013	850,000	799,000
Sanitary Services - 0.78%
Allied Waste North America, Inc.
6.50% due 11/15/2010	800,000	796,000
6.875% due 06/01/2017	750,000	712,500
Allied Waste North America, Inc., Series B
5.75% due 02/15/2011	300,000	292,500
7.125% due 05/15/2016	1,600,000	1,544,000
		3,345,000
Semiconductors - 0.07%
NXP BV/NXP Funding LLC
3.8444% due 10/15/2013 (b)	1,865,000	298,400
Software - 0.20%
Open Solutions, Inc.
9.75% due 02/01/2015 (h)	5,320,000	837,900
Telecommunications Equipment & Services - 1.30%
Citizens Communications Company
7.05% due 10/01/2046	1,100,000	599,500
Intelsat Corp.
9.25% due 08/15/2014 (h)	100,000	93,250
9.25% due 06/15/2016 (h)	1,600,000	1,460,000
Time Warner Telecom Holdings, Inc.
9.25% due 02/15/2014	3,025,000	2,866,188
United States West Communications, Inc.
6.875% due 09/15/2033	850,000	569,500
		5,588,438
Telephone - 5.77%
Alltel Corp.
7.875% due 07/01/2032	2,950,000	3,023,750
Qwest Capital Funding, Inc.
7.00% due 08/03/2009	1,400,000	1,396,500
Qwest Communications International, Inc., Series B
7.50% due 02/15/2014	3,450,000	2,923,875
Qwest Corp.
5.2463% due 06/15/2013 (b)	1,250,000	1,059,375
6.50% due 06/01/2017	1,250,000	1,025,000
7.50% due 06/15/2023	1,000,000	755,000
7.50% due 10/01/2014	500,000	444,375
7.625% due 06/15/2015	300,000	267,750
8.875% due 03/15/2012	2,300,000	2,265,500
Sprint Capital Corp.
8.75% due 03/15/2032	16,950,000	10,212,375
Valor Telecommunications Enterprise LLC
7.75% due 02/15/2015	1,450,000	1,421,000
		24,794,500
Tires & Rubber - 0.56%
American Tire Distributors Holdings, Inc.
10.1325% due 04/01/2012 (b)	450,000	319,500
10.75% due 04/01/2013	1,475,000	1,047,250
Goodyear Tire & Rubber Company
7.857% due 08/15/2011	1,275,000	1,020,000
		2,386,750
Tobacco - 0.73%
Reynolds American, Inc.
6.50% due 07/15/2010	250,000	251,397
7.625% due 06/01/2016	3,260,000	2,863,786
		3,115,183
Transportation - 1.52%
Gulfmark Offshore, Inc.
7.75% due 07/15/2014	3,225,000	2,467,125
Overseas Shipholding Group, Inc.
7.50% due 02/15/2024	3,745,000	2,677,675
Trailer Bridge, Inc.
9.25% due 11/15/2011	1,750,000	1,365,000
		6,509,800
TOTAL CORPORATE BONDS (Cost $421,728,376)		$325,372,327
CONVERTIBLE BONDS - 0.27%
Electrical Equipment - 0.27%
WESCO International, Inc.
1.75% due 11/15/2026	1,600,000	1,159,021
TOTAL CONVERTIBLE BONDS (Cost $1,035,000)		$1,159,021
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.19%
DB Master Finance LLC, Series 2006-1, Class-M1
8.285% due 06/20/2031 (h)	1,250,000	811,712
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,249,977)		$811,712
PREFERRED STOCKS - 0.03%
Financial Services - 0.03%
Preferred Blocker, Inc., 7.00% (h)	719	122,769
TOTAL PREFERRED STOCKS (Cost $143,800)		$122,769
TERM LOANS - 20.97%
Advertising - 0.10%
Getty Images, Inc.
7.244% due 07/02/2015 (b)	447,188	425,574

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

Shares or
Principal
Amount		Value
TERM LOANS (continued)
Agriculture - 0.05%
Bolthouse, Term Loan B
2.688% due 06/30/2012 (b)	$248,718	$207,058
Apparel & Textiles - 0.09%
Iconix Brand Group, Inc.
3.710% due 11/07/2013 (b)	500,000	375,000
Auto Parts - 0.62%
Federal Mogul Corp., Tranche B
2.351% due 12/27/2014 (b)	2,363,389	1,110,793
Federal Mogul Corp., Tranche C
2.405% due 12/27/2015 (b)	1,760,155	827,273
Pep Boys - Manny, Moe & Jack
4.18% due 01/31/2013 (b)	236,799	156,287
Tire Rack Holdings, Inc.
3.21% due 06/24/2012 (b)	700,081	567,066
		2,661,419
Automobiles - 0.63%
Ford Motor Company, Tranche B
5.00% due 11/29/2013 (b)	4,195,827	1,340,915
General Motors Corp., Tranche B
4.148% due 11/17/2013 (b)	3,818,260	1,367,754
		2,708,669
Broadcasting - 0.17%
Barrington Broadcasting Company
0.00% due 08/11/2013 (m)	683,214	239,125
Citadel Broadcasting Corp.
2.213% due 06/12/2014 (b)	1,250,000	475,000
		714,125
Business Services - 0.82%
Acosta, Inc.
2.730% due 07/28/2013 (b)	769,277	626,961
Affinity Group
0.00% due 06/30/2012 (m)	300,000	210,000
Coinmach Laundry Corp.
4.258% due 12/19/2012 (b)	992,481	669,925
Reynolds & Reynolds Company, Inc.
2.479% due 10/24/2012 (b)	355,916	231,345
Reynolds & Reynolds Company, Inc., Tranche 2
5.979% due 10/01/2013 (b)	1,125,000	292,500
Reynolds & Reynolds Company, Inc., Tranche 3
7.979% due 04/01/2014 (b)	625,000	93,750
SunGard Data Systems, Inc., Tranche B1
2.660% due 01/31/2013 (b)	1,694,218	1,417,496
		3,541,977
Cable & Television - 1.34%
Charter Communications Operating LLC, Tranche 3
3.959% due 03/01/2014 (b)	750,000	463,828
Charter Communications Operating LLC, Tranche B1
3.211% due 03/06/2014 (b)	742,500	589,359
CSC Holdings, Inc.
2.206% due 03/23/2013 (b)	4,068,482	3,692,148
Gray TV
2.519% due 12/31/2014 (b)	1,079,425	541,872
Local TV Finance LLC
2.48% due 05/07/2013 (b)	1,146,222	481,413
		5,768,620
Cellular Communications - 0.32%
Crown Castle International Corp.
5.376% due 03/05/2014 (b)	1,600,879	1,392,765
Chemicals - 0.82%
Celanese Holdings LLC, Letter of Credit
2.935% due 04/02/2014 (b)	1,069,337	836,756
Celanese Holdings LLC, Tranche B
1.913% due 04/02/2014 (b)	166,667	136,250
Huntsman International LLC
2.229% due 04/19/2014 (b)	3,689,300	2,545,617
		3,518,623
Computer Services - 0.38%
Affiliated Computer Services, Inc.
2.456% due 03/29/2013 (b)	1,451,522	1,339,936
2.479% due 03/29/2013 (b)	336,754	310,866
		1,650,802
Containers & Glass - 0.10%
Owens-Illinois, Inc.
1.955% due 06/14/2013 (b)	489,770	432,222
Crude Petroleum & Natural Gas - 0.33%
Coffeyville Resources, Inc., Letter of Credit
8.50% due 12/28/2010 (b)	566,514	411,431
Coffeyville Resources, Inc., Tranche D
8.50% due 12/28/2013 (b)	936,546	680,166
Quicksilver Resources, Inc., Second Lien
7.75% due 08/08/2013 (b)	400,000	333,000
		1,424,597
Educational Services - 0.14%
Education Management Corp., Tranche C
3.25% due 05/29/2011 (b)	695,592	591,036
Electrical Utilities - 1.87%
Calpine Corp., Tranche B
4.335% due 03/29/2009 (b)	6,047,716	4,386,753
NSG Holdings
3.50% due 06/15/2014 (b)	152,548	134,242
NSG Holdings, Letter of Credit
3.50% due 06/15/2014 (b)	24,169	21,269
Texas Competitive Electric Holdings Company LLC
3.951% due 10/10/2014 (b)	5,570,343	3,474,502
		8,016,766
Energy - 1.36%
Covanta Energy Corp., Letter of Credit
1.325% due 02/02/2014 (b)	678,795	610,067
Covanta Energy Corp., Tranche B
2.544% due 02/02/2014 (b)	1,354,674	1,217,513
Longview Power LLC, Letter of Credit
3.75% due 02/28/2013 (b)	166,667	113,333
Longview Power LLC, Tranche B
4.25% due 02/28/2014 (b)	500,000	340,000
Longview Power LLC, Tranche Delayed Draw
3.75% due 02/28/2014 (b)	583,333	396,667

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (continued)
Energy (continued)
NRG Energy, Inc.
2.673% due 02/01/2013 (b)	$1,486,812	$1,365,265
NRG Energy, Inc., Tranche L
2.959% due 02/01/2013 (b)	732,624	672,732
Tenaska Power, 1st Lien Term Loan
2.479% due 12/15/2013 (b)	857,231	779,009
Tenaska Power, Term Loan
5.762% due 12/15/2011 (b)	90,298	82,059
5.762% due 12/15/2013 (b)	288,051	261,767
		5,838,412
Financial Services - 1.78%
BNY ConvergEx Group, Tranche 1
4.46% due 08/17/2013 (b)	1,250,000	1,031,250
Emdeon Business Services LLC, Tranche 1B
3.459% due 11/16/2013 (b)	470,132	404,314
Emdeon Business Services LLC, Tranche 2
6.459% due 05/16/2014 (b)	1,000,000	690,000
Linsco/Private Ledger Corp., Tranche B
2.821% due 06/27/2013 (b)	2,351,176	1,904,453
Shea Capital LLC
3.758% due 10/27/2011 (b)	469,628	220,725
TD Ameritrade Holding Corp.
1.96% due 12/31/2012 (b)	1,000,000	935,250
TPF Generation Holdings LLC, Tranche 2
5.709% due 12/15/2014 (b)	1,050,000	682,500
VNU Nielsen Financial LLC, Tranche B
2.448% due 08/09/2013 (b)	1,893,446	1,491,089
Wimar Landco LLC, Tranche B
4.50% due 09/03/2008 (b)	750,000	262,500
		7,622,081
Food & Beverages - 0.69%
Dole Foods Company, Tranche B
2.597% due 04/12/2013 (b)	626,559	561,641
Dole Foods Company, Tranche C
2.97% due 04/12/2013 (b)	2,334,377	2,092,509
Dole Foods, Letter of Credit
2.79% due 04/12/2013 (b)	354,415	317,693
		2,971,843
Gas & Pipeline Utilities - 0.65%
Dynegy Holdings, Inc.
1.98% due 04/02/2013 (b)	1,989,517	1,645,615
Dynegy Holdings, Inc., Tranche B
1.98% due 03/31/2013 (b)	60,140	49,745
Energy Transfer Equity
2.991% due 11/01/2012 (b)	1,250,000	1,087,500
		2,782,860
Healthcare Services - 0.53%
Carestream Health, Inc., Tranche B
2.873% due 04/30/2013 (b)	679,015	538,119
Carestream Health, Inc., Tranche B2
6.029% due 10/30/2013 (b)	500,000	157,500
Healthsouth Corp., Tranche B
4.536% due 03/10/2013 (b)	819,731	723,412
Rural/Metro Operating Company, LLC
4.010% due 03/04/2011 (b)	113,039	98,061
6.101% due 03/04/2011 (b)	178,336	154,707
Sun Healthcare Group, Inc.
3.231% due 04/12/2014 (b)	611,504	492,261
Sun Healthcare Group, Inc., Letter of Credit
3.459% due 04/12/2014 (b)	124,251	100,022
		2,264,082
Hotels & Restaurants - 0.07%
Sagittarius Restaurants LLC
10.250% due 03/29/2013 (b)	681,439	306,648
Insurance - 0.20%
AmWINS Group, Inc.
3.41% due 06/07/2013 (b)	1,145,417	664,342
AmWINS Group, Inc.
5.97% due 06/07/2014 (b)	750,000	187,500
		851,842
Internet Service Provider - 0.40%
Web Services
7.251% due 08/04/2014 (b)	2,044,875	1,717,695
Leisure Time - 2.79%
BLB Wembley Holdings, Inc.
7.19% due 06/30/2011 (b)	686,111	251,574
Bombardier Recreational Products, Inc., Tranche B
4.224% due 06/26/2013 (b)	594,937	151,709
CCM Merger, Inc.
7.368% due 07/21/2012 (b)	689,501	389,568
Golden Nugget, Inc.
3.730% due 12/14/2014 (b)	750,000	97,500
Greektown Casino LLC, Tranche B
5.00% due 12/03/2012 (b)	1,600,000	384,000
Greektown Holdings, LLC
5.00% due 03/23/2014 (b)	758,453	182,029
16.347% due 06/01/2009 (b)	3,127,988	2,533,670
Greenwood Racing
2.73% due 11/14/2011 (b)	974,882	721,413
HMSC
5.979% due 04/03/2014 (b)	550,000	141,167
HMSC, Tranche 1 Lien
2.729% due 04/03/2014 (b)	396,970	202,454
Live Nation Worldwide
4.29% due 12/21/2013 (b)	461,929	369,543
National Cinemedia LLC
3.75% due 02/13/2015 (b)	312,000	255,060
Penn National Gaming, Inc.
2.594% due 05/26/2012 (b)	4,020,110	3,621,114
Regal Cinemas Corp.
5.209% due 11/10/2010 (b)	248,096	228,023
Riviera Holding Corp.
3.470% due 06/08/2014 (b)	1,250,000	587,500
Seminole Tribe of Florida, Term Loan B-1
3.00% due 03/05/2014 (b)	63,020	56,718
Seminole Tribe of Florida, Term Loan B-2
3.00% due 03/05/2014 (b)	226,948	204,253
Seminole Tribe of Florida, Term Loan B-3
3.00% due 03/05/2014 (b)	201,595	181,436
Yonkers Racing Corp.
10.50% due 08/12/2011 (b)	1,581,881	1,413,147
		11,971,878

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

Shares or
Principal
Amount		Value
TERM LOANS (continued)
Machinery-Electrical - 0.08%
Alliance Laundry Systems
3.545% due 01/27/2012 (b)	$411,429	$335,314
Machinery-General Indust - 0.09%
Rexnord Holdings, Inc.
9.181% due 02/21/2013 (b)	1,461,029	365,257
Medical-Hospitals - 1.19%
Community Health Systems, Inc., Tranche B
3.438% due 06/30/2014 (b)	2,765,998	2,341,984
Community Health Systems, Inc., Tranche Delayed Draw
2.729% due 06/30/2014 (b)	141,462	119,777
HCA, Inc., Tranche B
3.708% due 11/16/2013 (b)	2,068,753	1,743,787
Health Management Associate, Inc.
3.209% due 02/28/2014 (b)	1,138,943	908,308
		5,113,856
Paper - 0.91%
Georgia-Pacific Corp., Tranche B
3.655% due 12/23/2012 (b)	2,393,397	2,065,801
Georgia-Pacific Corp., Tranche B2
3.481% due 12/22/2012 (b)	2,150,413	1,856,075
		3,921,876
Real Estate - 0.13%
Capital Automotive LP
2.170% due 12/16/2010 (b)	1,169,789	545,902
Retail - 0.33%
Toys R Us, Inc., Tranche B
3.413% due 12/01/2008 (b)	3,247,970	1,438,386
Software - 0.07%
Vertafore, Inc.
6.999% due 03/15/2012 (b)	500,000	295,000
Telecommunications Equipment & Services - 0.65%
Intelsat Corp., Term Loan B2A
3.925% due 01/03/2014 (b)	166,700	142,112
Intelsat Corp., Term Loan B2B
3.925% due 01/03/2014 (b)	166,650	142,069
Intelsat Corp., Term Loan B2C
3.925% due 01/03/2014 (b)	166,650	142,069
Intelsat, Ltd., Tranche B
3.925% due 07/28/2011 (b)	1,614,912	1,457,458
Level 3 Communications, Inc.
3.279% due 03/01/2014 (b)	1,250,000	922,991
		2,806,699
Tires & Rubber - 0.64%
Goodyear Tire & Rubber Company, Tranche 2
2.230% due 04/30/2014 (b)	3,950,000	2,746,660
Transportation - 0.63%
Oshkosh Truck Corp., Tranche B
3.157% due 12/06/2013 (b)	660,288	462,202
Rail America CND, Term Loan B
5.440% due 08/14/2009 (b)	152,000	136,800
Rail America US, Term Loan B
5.440% due 08/14/2009 (b)	2,348,000	2,113,200
		2,712,202
TOTAL TERM LOANS (Cost $120,708,225)		$90,037,746
REPURCHASE AGREEMENTS - 0.49%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$2,117,009 on 03/02/2009,
collateralized by $2,170,000
Federal Home Loan Bank Discount
Notes, zero coupon due
10/01/2009 (valued at $2,161,863
including interest)	$2,117,000	$2,117,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,117,000)		$2,117,000
SHORT TERM INVESTMENTS - 0.26%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$1,124,125	$1,124,125
TOTAL SHORT TERM INVESTMENTS (Cost $1,124,125)		$1,124,125
Total Investments (U.S. High Yield Bond Fund)
(Cost $548,106,503) - 97.98%		$420,744,700
Other Assets in Excess of Liabilities - 2.02%		8,663,670
TOTAL NET ASSETS - 100.00%		$429,408,370

U.S. Multi Sector Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 96.37%
Aerospace - 0.83%
General Dynamics Corp.	48,000	$2,103,360
Lockheed Martin Corp.	2,460	155,251
Rockwell Collins, Inc.	1,700	53,040
United Technologies Corp.	41,700	1,702,611
		4,014,262
Agriculture - 0.24%
Archer-Daniels-Midland Company	13,100	349,246
Monsanto Company	10,380	791,683
		1,140,929
Air Travel - 0.02%
Southwest Airlines Company	14,100	83,049
Apparel & Textiles - 0.23%
Coach, Inc. *	72,600	1,014,948
Polo Ralph Lauren Corp., Class A	2,900	99,963
		1,114,911
Auto Parts - 0.19%
AutoZone, Inc. *	5,840	830,623

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto Parts (continued)
Johnson Controls, Inc.	9,800	$111,524
		942,147
Auto Services - 0.01%
Copart, Inc. *	1,900	51,338
Automobiles - 0.06%
PACCAR, Inc.	11,000	275,770
Banking - 0.44%
Bank of America Corp.	154,936	611,997
BB&T Corp. (a)	28,000	451,640
City National Corp.	1,200	38,496
Comerica, Inc.	5,800	87,058
Hudson City Bancorp, Inc.	29,600	306,952
KeyCorp	4,400	30,844
PNC Financial Services Group, Inc.	3,000	82,020
U.S. Bancorp	37,400	535,194
		2,144,201
Biotechnology - 3.17%
Amgen, Inc. *	281,500	13,773,795
Biogen Idec, Inc. *	12,400	570,896
Cephalon, Inc. * (a)	2,100	137,739
Genentech, Inc. *	5,100	436,305
Genzyme Corp. *	5,000	304,650
Illumina, Inc. * (a)	4,200	131,586
Myriad Genetics, Inc. *	700	55,195
		15,410,166
Business Services - 0.32%
Affiliated Computer Services, Inc., Class A *	4,200	195,846
Alliance Data Systems Corp. * (a)	1,300	38,480
Automatic Data Processing, Inc.	5,300	180,995
Fiserv, Inc. *	7,300	238,126
Fluor Corp.	5,400	179,550
Global Payments, Inc.	5,900	181,012
H & R Block, Inc.	16,700	318,970
Manpower, Inc.	1,900	52,972
Moody's Corp. (a)	9,900	177,705
		1,563,656
Cable & Television - 0.40%
Cablevision Systems Corp., Class A	3,300	42,867
Comcast Corp., Class A	104,800	1,368,688
DIRECTV Group, Inc. *	14,300	285,142
Time Warner Cable, Inc. *	14,200	258,866
		1,955,563
Chemicals - 0.11%
Dow Chemical Company	5,700	40,812
FMC Corp.	1,200	48,516
Praxair, Inc.	4,300	244,025
Sigma-Aldrich Corp.	5,500	196,350
		529,703
Coal - 0.04%
Arch Coal, Inc.	8,400	116,760
Foundation Coal Holdings, Inc.	1,600	25,728
Peabody Energy Corp.	1,900	44,973
		187,461
Computer Services - 0.03%
NetApp, Inc. *	10,700	143,808
Computers & Business Equipment - 4.52%
Cisco Systems, Inc. *	857,600	12,495,232
Cognizant Technology Solutions Corp., Class A *	5,000	92,000
Dell, Inc. *	85,800	731,874
Hewlett-Packard Company	20,000	580,600
International Business Machines Corp.	85,630	7,880,529
Western Digital Corp. *	10,500	143,430
		21,923,665
Construction & Mining Equipment - 0.03%
Joy Global, Inc.	6,900	120,474
Construction Materials - 0.07%
The Sherwin-Williams Company	4,000	183,800
Vulcan Materials Company (a)	3,200	132,512
		316,312
Containers & Glass - 0.01%
Pactiv Corp. *	4,500	71,235
Cosmetics & Toiletries - 4.63%
Avon Products, Inc.	30,700	540,013
Colgate-Palmolive Company	77,000	4,633,860
Estee Lauder Companies, Inc., Class A (a)	23,100	523,215
Kimberly-Clark Corp.	60,200	2,836,022
Procter & Gamble Company	289,900	13,964,483
		22,497,593
Crude Petroleum & Natural Gas - 1.52%
Apache Corp.	15,380	908,804
Cabot Oil & Gas Corp.	6,900	140,553
Chesapeake Energy Corp.	36,400	569,296
Cimarex Energy Company	6,100	119,865
Devon Energy Corp.	14,300	624,481
EOG Resources, Inc.	13,150	658,026
EXCO Resources, Inc. *	9,100	82,901
Hess Corp.	14,770	807,771
Newfield Exploration Company *	5,100	98,583
Noble Energy, Inc.	4,700	214,038
Occidental Petroleum Corp.	31,200	1,618,344
Patterson-UTI Energy, Inc.	11,400	97,926
Pioneer Natural Resources Company	6,100	88,999
Plains Exploration & Production Company *	7,100	135,894
Quicksilver Resources, Inc. *	8,900	53,400
Southwestern Energy Company *	20,700	595,539
Sunoco, Inc.	4,300	143,835
Whiting Petroleum Corp. *	1,500	34,950
XTO Energy, Inc.	11,700	370,422
		7,363,627
Domestic Oil - 0.05%
Comstock Resources, Inc. *	1,300	39,559
Denbury Resources, Inc. *	4,600	59,248
Range Resources Corp.	3,900	138,723
		237,530
Drugs & Health Care - 2.21%
Wyeth	263,000	10,735,660

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Educational Services - 0.36%
Apollo Group, Inc., Class A *	13,700	$993,250
ITT Educational Services, Inc. *	6,700	760,450
		1,753,700
Electrical Equipment - 0.08%
Emerson Electric Company	12,000	321,000
FLIR Systems, Inc. * (a)	3,300	67,353
		388,353
Electrical Utilities - 0.29%
Consolidated Edison, Inc.	1,300	47,073
Dominion Resources, Inc.	3,500	105,630
Exelon Corp.	6,500	306,930
FirstEnergy Corp.	8,700	370,272
PG&E Corp.	5,000	191,100
Teco Energy, Inc.	8,600	82,474
The Southern Company	10,100	306,131
		1,409,610
Electronics - 0.15%
Amphenol Corp., Class A	3,300	83,886
Arrow Electronics, Inc. *	5,600	93,128
Avnet, Inc. *	7,100	122,617
L-3 Communications Holdings, Inc.	6,300	426,195
		725,826
Financial Services - 0.73%
BlackRock, Inc.	3,440	333,026
Capital One Financial Corp.	4,100	49,405
Citigroup, Inc. (a)	94,700	142,050
Goldman Sachs Group, Inc.	4,350	396,198
JPMorgan Chase & Company	8,600	196,510
MasterCard, Inc., Class A (a)	4,890	772,767
Morgan Stanley	4,500	87,930
People's United Financial, Inc.	9,100	158,431
SEI Investments Company	13,600	161,024
T. Rowe Price Group, Inc.	3,100	70,494
Visa, Inc.	2,700	153,117
Wells Fargo & Company	47,400	573,540
Western Union Company	40,200	448,632
		3,543,124
Food & Beverages - 7.60%
Campbell Soup Company	17,900	479,183
General Mills, Inc.	52,300	2,744,704
H.J. Heinz Company	19,700	643,599
Hershey Company	13,600	458,184
J.M. Smucker Company	2,400	89,088
Kellogg Company	24,700	961,324
Kraft Foods, Inc., Class A	40,276	917,487
McCormick & Company, Inc.	4,700	147,345
PepsiCo, Inc.	292,600	14,085,764
Sysco Corp.	6,300	135,450
The Coca-Cola Company	394,200	16,103,070
Tyson Foods, Inc., Class A	17,100	144,153
		36,909,351
Furniture & Fixtures - 0.02%
Leggett & Platt, Inc.	8,500	97,155
Gas & Pipeline Utilities - 0.02%
Spectra Energy Corp.	8,300	107,900
Healthcare Products - 7.14%
Baxter International, Inc.	7,200	366,552
Becton, Dickinson & Company	3,400	210,426
Boston Scientific Corp. *	12,900	90,558
C.R. Bard, Inc.	2,400	192,624
Covidien, Ltd.	5,200	164,684
Edwards Lifesciences Corp. *	2,000	111,220
Johnson & Johnson	502,600	25,130,000
Medtronic, Inc.	131,500	3,891,085
Stryker Corp.	11,200	377,104
Varian Medical Systems, Inc. *	5,300	161,703
Zimmer Holdings, Inc. *	113,500	3,974,770
		34,670,726
Healthcare Services - 3.75%
Cardinal Health, Inc.	20,900	678,205
Covance, Inc. *	1,200	45,576
Coventry Health Care, Inc. *	33,900	390,528
Express Scripts, Inc. *	17,200	865,160
McKesson Corp.	40,900	1,677,718
Omnicare, Inc.	4,200	108,906
Quest Diagnostics, Inc.	4,100	187,903
UnitedHealth Group, Inc.	568,400	11,169,060
WellPoint, Inc. *	91,400	3,100,288
		18,223,344
Holdings Companies/Conglomerates - 0.01%
Textron, Inc.	5,000	28,250
Homebuilders - 0.03%
D.R. Horton, Inc.	9,000	76,050
NVR, Inc. *	247	82,194
		158,244
Hotels & Restaurants - 0.49%
McDonald's Corp.	40,900	2,137,025
Starbucks Corp. *	5,500	50,325
Yum! Brands, Inc.	7,900	207,612
		2,394,962
Household Products - 0.18%
Church & Dwight, Inc.	2,400	117,408
Clorox Company	11,300	549,180
Energizer Holdings, Inc. *	4,400	185,636
		852,224
Industrial Machinery - 0.11%
Flowserve Corp.	1,700	85,799
FMC Technologies, Inc. *	3,800	100,662
Parker-Hannifin Corp.	7,200	240,264
W.W. Grainger, Inc.	1,400	92,624
		519,349
Industrials - 0.20%
Fastenal Company (a)	26,600	801,192
General Electric Company	17,700	150,627
		951,819

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance - 1.47%
AFLAC, Inc.	12,900	$216,204
Allstate Corp.	45,200	760,716
Aon Corp.	2,500	95,600
Assurant, Inc.	4,300	87,720
Brown & Brown, Inc.	8,800	148,456
Chubb Corp.	52,300	2,041,792
CNA Financial Corp.	4,000	31,840
Hartford Financial Services Group, Inc.	6,300	38,430
Markel Corp. *	460	122,273
Marsh & McLennan Companies, Inc.	31,300	561,209
MetLife, Inc.	13,600	251,056
Old Republic International Corp.	8,775	79,677
Progressive Corp. *	28,000	323,960
Prudential Financial, Inc.	1,800	29,538
The Travelers Companies, Inc.	48,700	1,760,505
Torchmark Corp.	7,500	154,500
Transatlantic Holdings, Inc.	5,200	156,364
Unum Group	12,100	123,178
W.R. Berkley Corp.	8,200	170,642
		7,153,660
International Oil - 10.89%
Anadarko Petroleum Corp.	12,300	429,885
Chevron Corp.	321,900	19,542,549
ConocoPhillips	103,700	3,873,195
Exxon Mobil Corp.	418,300	28,402,570
Murphy Oil Corp.	7,800	326,118
Nabors Industries, Ltd. *	20,100	195,171
Noble Corp.	4,400	108,196
		52,877,684
Internet Content - 0.63%
Google, Inc., Class A *	9,000	3,041,910
Internet Retail - 0.35%
eBay, Inc. *	157,100	1,707,677
Internet Software - 0.11%
Akamai Technologies, Inc. *	4,300	77,787
McAfee, Inc. *	1,700	47,515
Salesforce.com, Inc. *	2,100	58,800
Symantec Corp. *	25,600	354,048
		538,150
Manufacturing - 0.89%
3M Company	69,700	3,168,562
Danaher Corp.	8,000	406,080
Harley-Davidson, Inc. (a)	9,500	95,950
SPX Corp.	1,270	56,236
Tyco International, Ltd.	28,450	570,422
		4,297,250
Metal & Metal Products - 0.01%
Reliance Steel & Aluminum Company	2,600	61,854
Multimedia - 0.02%
Time Warner, Inc.	12,900	98,427
Petroleum Services - 0.53%
Baker Hughes, Inc.	3,900	114,309
BJ Services Company	14,400	139,248
Diamond Offshore Drilling, Inc.	1,870	117,137
ENSCO International, Inc.	7,100	174,518
Halliburton Company	26,800	437,108
Helmerich & Payne, Inc.	8,800	208,208
PetroHawk Energy Corp. *	5,600	95,312
Petroleum Services (continued)
Smith International, Inc.	5,100	109,548
Transocean, Ltd. *	5,820	347,861
Valero Energy Corp.	31,400	608,532
Weatherford International, Ltd. *	19,200	204,864
		2,556,645
Pharmaceuticals - 10.86%
Abbott Laboratories	175,200	8,293,968
AmerisourceBergen Corp.	21,000	666,960
Bristol-Myers Squibb Company	91,100	1,677,151
Celgene Corp. *	7,800	348,894
Eli Lilly & Company	222,700	6,542,926
Forest Laboratories, Inc. *	106,400	2,281,216
Gilead Sciences, Inc. *	78,000	3,494,400
King Pharmaceuticals, Inc. *	5,100	37,434
Merck & Company, Inc. (a)	189,500	4,585,900
Mylan, Inc. * (a)	4,600	57,178
Pfizer, Inc.	1,950,100	24,005,731
Schering-Plough Corp.	32,300	561,697
Vertex Pharmaceuticals, Inc. *	5,700	172,311
		52,725,766
Publishing - 0.03%
Gannett Company, Inc. (a)	13,900	45,036
McGraw-Hill Companies, Inc.	4,400	86,812
		131,848
Railroads & Equipment - 0.89%
Burlington Northern Santa Fe Corp.	24,350	1,431,050
CSX Corp.	33,300	821,844
Kansas City Southern *	5,200	91,988
Norfolk Southern Corp.	27,900	884,988
Union Pacific Corp.	29,500	1,106,840
		4,336,710
Retail Grocery - 0.12%
SUPERVALU, Inc.	9,190	143,456
The Kroger Company	22,100	456,807
		600,263
Retail Trade - 10.82%
Abercrombie & Fitch Company, Class A (a)	6,100	134,139
Advance Auto Parts, Inc.	5,200	198,900
American Eagle Outfitters, Inc.	5,400	52,704
Bed Bath & Beyond, Inc. * (a)	31,800	677,340
Best Buy Company, Inc.	8,600	247,852
Costco Wholesale Corp.	9,900	419,166
Dollar Tree, Inc. *	9,800	380,436
Family Dollar Stores, Inc.	7,900	216,776
Home Depot, Inc.	248,100	5,182,809
J.C. Penney Company, Inc.	2,600	39,858
Kohl's Corp. *	18,000	632,520
Limited Brands, Inc.	11,500	88,435
Lowe's Companies, Inc.	135,400	2,144,736

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

U.S. Multi Sector Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Retail Trade (continued)
PetSmart, Inc.	5,900	$118,236
Ross Stores, Inc.	11,500	339,480
Sears Holdings Corp. * (a)	1,300	47,788
Staples, Inc.	71,600	1,142,020
Target Corp.	37,400	1,058,794
The Gap, Inc.	19,800	213,642
The TJX Companies, Inc.	18,000	400,860
Urban Outfitters, Inc. *	14,000	232,960
Walgreen Company	257,000	6,132,020
Wal-Mart Stores, Inc.	658,100	32,404,844
		52,506,315
Sanitary Services - 0.05%
Waste Management, Inc.	8,200	221,400
Semiconductors - 0.12%
Altera Corp.	11,900	182,427
Linear Technology Corp.	4,900	106,820
LSI Logic Corp. *	19,900	57,710
National Semiconductor Corp.	4,500	49,050
Xilinx, Inc.	10,900	192,712
		588,719
Software - 8.54%
BMC Software, Inc. *	5,000	148,150
Citrix Systems, Inc. *	10,100	207,858
Intuit, Inc. *	6,500	148,135
Microsoft Corp.	1,431,100	23,112,265
Oracle Corp. *	1,141,500	17,738,910
Red Hat, Inc. *	7,500	102,675
		41,457,993
Steel - 0.15%
Nucor Corp.	21,200	713,380
Steel Dynamics, Inc.	4,500	37,575
		750,955
Telecommunications Equipment & Services - 3.69%
QUALCOMM, Inc.	535,500	17,901,765
Telephone - 1.93%
AT&T, Inc.	196,605	4,673,301
CenturyTel, Inc.	3,900	102,687
Frontier Communications Corp.	6,300	45,360
Verizon Communications, Inc.	160,000	4,564,800
		9,386,148
Tobacco - 3.30%
Altria Group, Inc.	354,100	5,467,304
Philip Morris International, Inc.	315,400	10,556,438
		16,023,742
Toys, Amusements & Sporting Goods - 0.03%
Hasbro, Inc.	6,400	146,496
Transportation - 0.26%
C.H. Robinson Worldwide, Inc.	30,600	1,266,228
Trucking & Freight - 0.39%
FedEx Corp.	2,800	120,988
J.B. Hunt Transport Services, Inc.	4,600	93,748
Ryder Systems, Inc.	3,200	73,152
United Parcel Service, Inc., Class B	38,600	1,589,548
		1,877,436
TOTAL COMMON STOCKS (Cost $614,342,535)		$467,812,038
SHORT TERM INVESTMENTS - 1.43%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$6,936,648	$6,936,648
TOTAL SHORT TERM INVESTMENTS (Cost $6,936,648)		$6,936,648
REPURCHASE AGREEMENTS - 2.93%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$14,213,059 on 03/02/2009,
collateralized by $14,210,000
Federal National Mortgage
Association, 2.375% due
05/20/2010 (valued at
$14,501,305 including interest)	$14,213,000	$14,213,000
TOTAL REPURCHASE AGREEMENTS (Cost $14,213,000)		$14,213,000
Total Investments (U.S. Multi Sector Fund)
(Cost $635,492,183) - 100.73%		$488,961,686
Liabilities in Excess of Other Assets - (0.73)%		(3,548,591)
TOTAL NET ASSETS - 100.00%		$485,413,095

Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 92.75%
Aerospace - 3.02%
Goodrich Corp.	15,370	$509,362
Auto Parts - 5.42%
Autoliv, Inc.	30,200	449,376
O'Reilly Automotive, Inc. *	13,900	463,704
		913,080
Banking - 5.34%
KeyCorp	48,100	337,181
Northern Trust Corp.	10,139	563,221
		900,402
Business Services - 6.09%
Perot Systems Corp., Class A *	66,010	751,194
Robert Half International, Inc.	17,900	275,123
		1,026,317
Chemicals - 4.30%
Valspar Corp.	43,380	724,446
Computers & Business Equipment - 6.45%
Diebold, Inc.	28,210	624,005

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Computers & Business Equipment (continued)
Pitney Bowes, Inc.	24,020	$463,346
		1,087,351
Cosmetics & Toiletries - 2.65%
Estee Lauder Companies, Inc., Class A (a)	19,710	446,431
Crude Petroleum & Natural Gas - 2.04%
Hess Corp.	6,280	343,453
Electrical Utilities - 6.71%
American Electric Power Company, Inc.	18,230	511,352
Wisconsin Energy Corp.	15,570	619,997
		1,131,349
Electronics - 6.10%
Agilent Technologies, Inc. *	16,900	234,403
Flextronics International, Ltd. *	109,431	225,428
Zebra Technologies Corp., Class A *	32,330	568,038
		1,027,869
Energy - 1.85%
NRG Energy, Inc. *	16,500	311,850
Financial Services - 3.35%
CapitalSource, Inc. (a)	42,000	78,540
Charles Schwab Corp.	10,100	128,371
CIT Group, Inc.	4,046	9,913
Invesco, Ltd.	30,451	348,055
		564,879
Food & Beverages - 3.89%
ConAgra Foods, Inc.	43,430	654,924
Gas & Pipeline Utilities - 4.04%
El Paso Corp.	100,960	681,480
Healthcare Products - 3.72%
Beckman Coulter, Inc.	13,990	627,312
Healthcare Services - 4.15%
Brookdale Senior Living, Inc. (a)	32,400	118,260
Healthsouth Corp. * (a)	73,980	580,743
		699,003
Household Products - 1.81%
Newell Rubbermaid, Inc.	54,160	306,004
Insurance - 12.92%
ACE, Ltd.	16,565	604,788
Aspen Insurance Holdings, Ltd.	24,567	535,315
Marsh & McLennan Companies, Inc.	29,199	523,538
Willis Group Holdings, Ltd.	23,455	513,430
		2,177,071
Manufacturing - 5.95%
Harley-Davidson, Inc. (a)	32,201	325,230
Pentair, Inc.	32,450	677,232
		1,002,462
Office Furnishings & Supplies - 2.45%
Avery Dennison Corp.	20,500	413,075
Software - 0.50%
Teradata Corp. *	5,500	85,030
TOTAL COMMON STOCKS (Cost $23,920,532)		$15,633,150
SHORT TERM INVESTMENTS - 14.66%
Federal Home Loan Bank Discount Notes
zero coupon due 03/02/2009	$1,100,000	$1,099,996
John Hancock Cash Investment Trust, 0.7604% (c)(i)	1,370,125	1,370,125
TOTAL SHORT TERM INVESTMENTS (Cost $2,470,121)		$2,470,121
Total Investments (Value Fund)
(Cost $26,390,653) - 107.41%		$18,103,271
Liabilities in Excess of Other Assets - (7.41)%		(1,248,185)
TOTAL NET ASSETS - 100.00%		$16,855,086

Value & Restructuring Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 86.93%
Aerospace - 2.49%
Empresa Brasileira de Aeronautica SA, ADR (a)	183,768	$1,986,532
United Technologies Corp.	151,033	6,166,677
		8,153,209
Air Travel - 1.20%
Copa Holdings SA, Class A	147,028	3,885,950
Gol-Linhas Aereas Inteligentes SA (a)	16,074	62,367
		3,948,317
Auto Services - 0.26%
RSC Holdings, Inc. * (a)	183,356	843,438
Banking - 1.15%
PNC Financial Services Group, Inc.	138,171	3,777,595
Broadcasting - 0.15%
CBS Corp., Class B	116,416	497,096
Cellular Communications - 3.03%
America Movil SAB de CV, Series L, ADR	390,596	9,952,386
Chemicals - 2.92%
Celanese Corp., Series A	369,323	3,154,018
Lanxess AG	117,264	1,739,292
PPG Industries, Inc.	150,931	4,687,917
		9,581,227
Coal - 4.07%
Alpha Natural Resources, Inc. *	264,171	4,860,747
CONSOL Energy, Inc.	272,732	7,431,947
Foundation Coal Holdings, Inc.	66,230	1,064,978
		13,357,672
Commercial Services - 0.30%
AerCap Holdings NV *	302,596	977,385
Computers & Business Equipment - 3.29%
International Business Machines Corp.	117,434	10,807,451

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Cosmetics & Toiletries - 1.47%
Avon Products, Inc.	274,354	$4,825,887
Crude Petroleum & Natural Gas - 4.02%
Devon Energy Corp.	154,813	6,760,684
Noble Energy, Inc.	130,480	5,942,059
W&T Offshore, Inc.	58,600	471,730
		13,174,473
Electrical Utilities - 1.69%
Enel SpA	253,000	1,257,464
Entergy Corp.	63,430	4,274,548
		5,532,012
Energy - 0.16%
Rosetta Resources, Inc. * (h)	87,051	443,090
Rosetta Resources, Inc. *	15,000	76,350
		519,440
Financial Services - 6.72%
Apollo Investment Corp.	159,996	660,783
CIT Group, Inc. (a)	408,973	1,001,984
Goldman Sachs Group, Inc.	64,204	5,847,700
Invesco, Ltd.	424,702	4,854,344
JPMorgan Chase & Company	222,421	5,082,320
Morgan Stanley	235,102	4,593,893
		22,041,024
Food & Beverages - 1.51%
Dean Foods Company *	239,510	4,897,979
Vintage Wine Trust, Inc. (h)	88,261	44,131
		4,942,110
Gas & Pipeline Utilities - 0.71%
El Paso Corp.	345,173	2,329,918
Healthcare Products - 2.18%
Baxter International, Inc.	136,065	6,927,069
Mead Johnson Nutrition Company * (a)	8,477	233,881
		7,160,950
Household Appliances - 1.48%
Black & Decker Corp. (a)	205,677	4,868,375
Household Products - 0.38%
Newell Rubbermaid, Inc.	219,788	1,241,802
Industrial Machinery - 1.18%
AGCO Corp. *	225,435	3,863,956
Industrials - 1.35%
Aecom Technology Corp. *	180,554	4,428,990
Insurance - 5.20%
ACE, Ltd.	259,621	9,478,763
Genworth Financial, Inc., Class A	88,004	106,485
Loews Corp.	139,053	2,760,202
MetLife, Inc.	214,677	3,962,937
Tower Group, Inc.	36,872	751,829
		17,060,216
International Oil - 8.36%
Anadarko Petroleum Corp.	146,889	5,133,771
ConocoPhillips	175,272	6,546,409
Murphy Oil Corp.	75,662	3,163,428
Petroleo Brasileiro SA, ADR	453,733	12,582,016
		27,425,624
Manufacturing - 2.94%
Eaton Corp.	136,245	4,925,257
Tyco International, Ltd.	234,670	4,705,133
		9,630,390
Metal & Metal Products - 2.58%
Companhia Vale Do Rio Doce, ADR * (a)	275,150	3,546,683
Southern Copper Corp. (a)	318,434	4,365,730
Sterlite Industries India, Ltd.	116,196	534,502
		8,446,915
Mining - 1.83%
Freeport-McMoRan Copper & Gold, Inc., Class B	143,933	4,378,442
Grupo Mexico SA	2,850,097	1,618,735
		5,997,177
Petroleum Services - 1.66%
Hercules Offshore, Inc. *	70,938	102,151
PetroHawk Energy Corp. *	264,563	4,502,862
Petroplus Holdings AG *	54,520	850,027
		5,455,040
Pharmaceuticals - 3.99%
AmerisourceBergen Corp.	224,355	7,125,515
Bristol-Myers Squibb Company	323,519	5,955,985
		13,081,500
Railroads & Equipment - 2.93%
Union Pacific Corp.	256,107	9,609,135
Real Estate - 0.33%
DiamondRock Hospitality Company, REIT	218,885	676,355
Host Hotels & Resorts, Inc., REIT	113,080	418,396
		1,094,751
Retail Trade - 1.82%
The TJX Companies, Inc.	268,633	5,982,457
Steel - 1.11%
Schnitzer Steel Industries, Inc. (a)	126,664	3,627,657
Telecommunications Equipment & Services - 1.63%
CommScope, Inc. *	201,927	1,803,208
DataPath, Inc. * (h)	80,000	800
Nokia Oyj, SADR (a)	377,303	3,531,556
		5,335,564
Telephone - 4.86%
Harris Corp.	358,891	13,379,456
Windstream Corp.	342,784	2,557,169
		15,936,625
Tobacco - 4.76%
Lorillard, Inc.	267,133	15,611,253
Transportation - 0.03%
Omega Navigation Enterprises, Inc. (a)	23,951	110,893
Transport-Marine - 0.20%
General Maritime Corp. *	70,000	644,000

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Value & Restructuring Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trucking & Freight - 0.99%
Ryder Systems, Inc.	142,526	$3,258,144
TOTAL COMMON STOCKS (Cost $433,058,539)		$285,132,054
PREFERRED STOCKS - 0.15%
Chemicals - 0.15%
Celanese Corp., 4.25%	37,103	485,307
TOTAL PREFERRED STOCKS (Cost $1,096,402)		$485,307
SHORT TERM INVESTMENTS - 5.02%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$16,451,000	$16,451,000
TOTAL SHORT TERM INVESTMENTS (Cost $16,451,000)		$16,451,000
REPURCHASE AGREEMENTS - 12.38%
Repurchase Agreement with State
Street Corp. dated 02/27/2009 at
0.05% to be repurchased at
$40,624,169 on 03/02/2009,
collateralized by $37,975,000
Federal Home Loan Mortgage
Corp., 7% due 03/15/2010 (valued
at $41,440,219 including interest)	$40,624,000	$40,624,000
TOTAL REPURCHASE AGREEMENTS (Cost $40,624,000)		$40,624,000
Total Investments (Value & Restructuring Fund)
(Cost $491,229,941) - 104.48%		$342,692,361
Liabilities in Excess of Other Assets - (4.48)%		(14,687,361)
TOTAL NET ASSETS - 100.00%		$328,005,000

Vista Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.76%
Agriculture - 3.30%
Agrium, Inc.	10,400	$361,712
Monsanto Company	18,200	1,388,114
The Mosaic Company	10,800	464,940
		2,214,766
Air Travel - 0.88%
Alaska Air Group, Inc. *	27,000	591,570
Auto Parts - 0.76%
O'Reilly Automotive, Inc. *	15,300	510,408
Biotechnology - 1.41%
Cephalon, Inc. * (a)	9,900	649,341
Charles River Laboratories International, Inc. *	12,100	300,080
		949,421
Business Services - 3.06%
H & R Block, Inc.	35,100	670,410
Macrovision Solutions Corp. *	33,975	534,427
Tetra Tech, Inc. *	15,178	339,987
URS Corp. *	16,500	510,180
		2,055,004
Cable & Television - 0.96%
DIRECTV Group, Inc. *	32,300	644,062
Cellular Communications - 0.77%
MetroPCS Communications, Inc. *	35,713	517,838
Chemicals - 4.85%
CF Industries Holdings, Inc.	5,600	360,248
Intrepid Potash, Inc. * (a)	17,500	392,700
Potash Corp. of Saskatchewan, Inc.	4,600	386,262
Syngenta AG	6,681	1,428,248
The Scotts Company, Class A	24,800	692,664
		3,260,122
Coal - 0.50%
Alpha Natural Resources, Inc. *	18,200	334,880
Colleges & Universities - 2.04%
Corinthian Colleges, Inc. *	69,500	1,369,150
Construction & Mining Equipment - 0.77%
Carbo Ceramics, Inc.	14,900	517,924
Cosmetics & Toiletries - 0.54%
Chattem, Inc. * (a)	5,700	361,551
Crude Petroleum & Natural Gas - 2.98%
Hess Corp.	6,600	360,954
Occidental Petroleum Corp.	7,200	373,464
Plains Exploration & Production Company *	17,681	338,414
Southwestern Energy Company *	22,400	644,448
Ultra Petroleum Corp. *	8,200	288,148
		2,005,428
Domestic Oil - 1.06%
Continental Resources, Inc. * (a)	14,075	223,652
Range Resources Corp.	13,700	487,309
		710,961
Educational Services - 5.16%
Apollo Group, Inc., Class A *	13,700	993,250
DeVry, Inc.	6,800	353,260
ITT Educational Services, Inc. *	18,700	2,122,450
		3,468,960
Electrical Utilities - 2.21%
Quanta Services, Inc. *	84,475	1,486,760
Electronics - 1.95%
Thermo Fisher Scientific, Inc. *	36,200	1,312,612
Energy - 0.26%
Energy Conversion Devices, Inc. * (a)	8,000	175,440
Financial Services - 2.82%
BlackRock, Inc.	3,100	300,111
Fidelity National Financial, Inc., Class A	53,100	879,867
Knight Capital Group, Inc. *	19,900	350,041
Lazard, Ltd., Class A	14,900	361,772
		1,891,791

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food & Beverages - 1.18%
Dean Foods Company *	18,500	$378,325
Ralcorp Holdings, Inc. *	6,900	418,140
		796,465
Healthcare Products - 2.98%
Covidien, Ltd.	15,795	500,228
Edwards Lifesciences Corp. *	16,200	900,882
St. Jude Medical, Inc. *	18,200	603,512
		2,004,622
Healthcare Services - 9.81%
Cerner Corp. * (a)	11,000	402,600
Express Scripts, Inc. *	31,300	1,574,390
Humana, Inc. *	1,954	46,251
Medco Health Solutions, Inc. *	44,000	1,785,520
Omnicare, Inc.	49,360	1,279,905
UnitedHealth Group, Inc.	61,453	1,207,551
WellPoint, Inc. *	8,800	298,496
		6,594,713
Homebuilders - 1.53%
KB Home	20,800	185,120
M.D.C. Holdings, Inc.	5,600	141,288
NVR, Inc. *	800	266,216
Pulte Homes, Inc.	15,400	141,372
Toll Brothers, Inc. *	18,500	293,225
		1,027,221
Hotels & Restaurants - 0.69%
Burger King Holdings, Inc.	5,839	125,480
Panera Bread Company, Class A * (a)	7,700	339,108
		464,588
Industrial Machinery - 0.22%
Briggs & Stratton Corp. (a)	12,190	148,474
Industrials - 2.46%
Aecom Technology Corp. *	48,107	1,180,065
Shaw Group, Inc. *	20,200	471,468
		1,651,533
Insurance - 3.56%
ACE, Ltd.	5,826	212,707
Aetna, Inc.	8,368	199,744
Aon Corp.	18,200	695,968
Axis Capital Holdings, Ltd.	16,000	358,080
PartnerRe, Ltd.	9,600	594,240
The Travelers Companies, Inc.	9,200	332,580
		2,393,319
Internet Content - 1.54%
Sohu.com, Inc. *	21,000	1,037,400
Internet Retail - 1.01%
Netflix, Inc. * (a)	18,700	675,818
Internet Service Provider - 2.31%
Equinix, Inc. *	13,300	617,253
Netease.com, Inc., ADR * (a)	45,800	937,984
		1,555,237
Internet Software - 3.07%
McAfee, Inc. *	28,800	804,960
Shanda Interactive Entertainment Ltd *	17,850	585,837
Symantec Corp. *	48,600	672,138
		2,062,935
Investment Companies - 0.98%
Powershares QQQ *	23,900	657,967
Metal & Metal Products - 2.47%
Crown Holdings, Inc. *	78,701	1,659,017
Mining - 1.57%
Agnico Eagle Mines, Ltd.	10,500	523,530
Cliffs Natural Resources, Inc.	8,200	126,526
Kinross Gold Corp.	25,600	403,968
		1,054,024
Petroleum Services - 2.52%
PetroHawk Energy Corp. *	85,414	1,453,746
Weatherford International, Ltd. *	22,300	237,941
		1,691,687
Pharmaceuticals - 2.16%
Alexion Pharmaceuticals, Inc. *	24,700	844,740
Celgene Corp. *	10,100	451,773
Onyx Pharmaceuticals, Inc. *	5,100	152,949
		1,449,462
Real Estate - 0.50%
Annaly Capital Management, Inc., REIT	24,400	339,160
Retail Trade - 8.44%
Advance Auto Parts, Inc.	13,300	508,725
Dollar Tree, Inc. *	66,700	2,589,294
Family Dollar Stores, Inc.	31,500	864,360
PetSmart, Inc.	25,001	501,020
Ross Stores, Inc.	29,649	875,239
The TJX Companies, Inc.	14,900	331,823
		5,670,461
Sanitary Services - 1.43%
Aqua America, Inc.	52,200	960,480
Semiconductors - 2.65%
Altera Corp.	34,400	527,352
Broadcom Corp., Class A *	44,500	732,025
Microsemi Corp. *	51,462	520,281
		1,779,658
Software - 1.97%
BMC Software, Inc. *	17,100	506,673
Open Text Corp. *	15,800	499,438
Quest Software, Inc. *	27,900	315,270
		1,321,381
Steel - 0.81%
Nucor Corp.	4,800	161,520
Schnitzer Steel Industries, Inc.	13,300	380,912
		542,432
Telecommunications Equipment & Services - 4.87%
American Tower Corp., Class A *	40,400	1,176,448

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Vista Fund (continued)

Shares or
Principal
Amount		Value
COMMON STOCKS (continued)
Telecommunications Equipment & Services (continued)
SBA Communications Corp. *	100,888	$2,096,453
		3,272,901
Tobacco - 1.21%
Lorillard, Inc.	13,900	812,316
Transportation - 0.54%
Diana Shipping, Inc. (a)	19,200	225,216
Genco Shipping & Trading, Ltd. (a)	11,100	136,197
		361,413
TOTAL COMMON STOCKS (Cost $71,968,012)		$66,363,332
SHORT TERM INVESTMENTS - 5.91%
John Hancock Cash Investment Trust, 0.7604% (c)(i)	$3,973,118	$3,973,118
TOTAL SHORT TERM INVESTMENTS (Cost $3,973,118)		$3,973,118
Total Investments (Vista Fund)
(Cost $75,941,130) - 104.67%		$70,336,450
Liabilities in Excess of Other Assets - (4.67)%		(3,141,038)
TOTAL NET ASSETS - 100.00%		$67,195,412

Footnotes

Percentages are stated as a percent of net assets.

Key to Currency Abbreviations

ARS	- Argentine Peso
AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CHF	- Swiss Franc
COP	- Colombian Peso
CZK	- Czech Koruna
DKK	- Danish Krone
EGP	- Egyptian Pound
EUR	- European Currency
GBP	- British Pound
GRD	- Greek Drachma
HKD	- Hong Kong Dollar
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
ILS	- Israeli Shekel
INR	- Indian Rupee
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
NZD	- New Zealand Dollar
NOK	- Norwegian Krone
PHP	- Philippines Peso
PLN	- Polish Zloty
RUB	- Russian Ruble
SEK	- Swedish Krona
SGD	- Singapore Dollar
THB	- Thai Baht
TRY	- Turkish Lira
TWD	- Taiwan Dollar
USD	- US Dollar
UYU	- Uruguayan Peso
ZAR	- South African Rand

The accompanying notes are an integral part of the financial statements.

JOHN HANCOCK FUNDS II
PORTFOLIO OF INVESTMENTS - February 28, 2009 (Unaudited) - continued
(showing percentage of total net assets)

Key to Security Abbreviations and Legend

ADR	- American Depositary Receipts
ADS	- American Depositary Shares
BKNT	- Bank Note
CDO	- Collateralized Debt Obligation
ESOP	- Employee Stock Ownership Program
EMTN	- European Medium Term Note
ETF	- Exchange Traded Fund
EWCO	- European Written Call Option
GDR	- Global Depositary Receipts
GMTN	- Global Medium Term Note
GTD	- Guaranteed
IO	- Interest Only (Carries notional principal amount)
MTN	- Medium Term Note
NIM	- Net Interest Margin
NVDR	- Non Voting Depositary Receipts
OTC	- Over The Counter
PIK	- Paid In Kind
PO	- Principal Only
REIT	- Real Estate Investment Trust
REMIC	- Real Estate Mortgage Investment Conduit
SBA	- Small Business Administration
SBI	- Shares Beneficial Interest
SADR	- Sponsored American Depositary Receipts
SPDR	- Standard & Poor's Depositary Receipts
TBA	- To Be Announced
TIPS	- Treasury Inflation Protected Security

^	Non-Income Producing, issuer is in bankruptcy and is in default of interest payments
*	Non-Income Producing
(a)	All or a portion of this security was out on loan
(b)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(c)	The investment is an affiliate of the fund, the adviser and/or the subadviser.
(d)	Principal amount of security is adjusted for inflation.
(e)	Security Fair Valued on February 28, 2009.
(f)	The subadviser is an affiliate of the adviser.
(g)	The Underlying Fund's subadviser is shown parenthetically.
(h)	144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(i)	John Hancock Cash Investment Trust is managed by MFC Global Investment Management (U.S.), LLC, and represents investment of securities lending collateral. The rate shown is the seven-day effective yield at period end.
(j)	Security Purchased on a when-issued or delayed delivery basis.
(k)	Variable Rate Preferred
(l)	Delisted
(m)	All or a portion of this position represents unsettled loan commitment. The coupon rate will be determined at time of settlement.
**	Purchased on a forward commitment
***	At period end, all or a portion of this security has been segregated to meet the margin requirements on open financial futures contracts and/or collateral on open swap contracts or securities with forward commitments.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

	Absolute	Active	All Cap	All Cap
	Return	Bond	Core	Growth
Assets	Portfolio	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$709,471	$508,623,123	$250,588,008	$68,867,839
Investments in affiliated issuers, at value (Note 2)	2,947,820 [1]	10,061,100	4,974,750	389,505
Securities loaned, at value (Note 2)	—	9,693,775	4,103,403	386,251
Repurchase agreements, at value (Note 2)	—	7,242,000	18,335,000	3,891,000
Total investments, at value	3,657,291	535,619,998	278,001,161	73,534,595
Cash	89,230	99,471	656	141
Foreign currency, at value	—	28,282	—	—
Cash collateral at broker for futures contracts	—	264,000	—	—
Receivable for investments sold	78,075	1,351,848	—	2,492,126
Receivable for fund shares sold	—	—	—	22,459
Dividends and interest receivable	802	6,630,162	1,060,304	140,767
Receivable for security lending income	—	2,914	4,527	171
Receivable for futures variation margin	—	3,750	—	—
Receivable due from adviser	376	—	—	—
Other assets	44	575	789	43
Total assets	3,825,818	544,001,000	279,067,437	76,190,302

Liabilities
Payable for investments purchased	859	602,599	—	2,388,220
Payable for delayed delivery securities purchased	—	28,433,649	—	—
Payable for fund shares repurchased	75	689,664	—	—
Payable upon return of securities loaned (Note 2)	—	10,061,100	4,974,750	389,505
Payable for futures variation margin	494	—	439,069	—
Payable to affiliates
Fund administration fees	485	12,643	21,229	3,109
Trustees’ fees	—	—	343	—
Other payables and accrued expenses	7,997	148,056	37,592	32,971
Total liabilities	9,910	39,947,711	5,472,983	2,813,805

Net assets
Capital paid-in	$5,952,505	$590,825,663	$642,053,454	$114,865,501
Undistributed net investment income (loss)	(25,647)	3,926,486	1,191,877	121,824
Accumulated undistributed net realized gain (loss) on investments	(199,074)	(4,386,518)	(288,181,121)	(34,662,526)
Net unrealized appreciation (depreciation) on investments	(1,911,876)	(86,312,342)	(81,469,756)	(6,948,302)
Net assets	$3,815,908	$504,053,289	$273,594,454	$73,376,497
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$975,958	$611,971,292	$349,619,239	$80,093,392
Investments in affiliated issuers, at cost	$4,592,715	$10,061,100	$4,974,750	$389,505
Foreign currency, at cost	—	$35,093	—	—

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$920,451	—	—	—
Shares outstanding	146,270	—	—	—
Net asset value and redemption price per share	$6.29	—	—	—

Class B2
Net assets	$903,350	—	—	—
Shares outstanding	143,698	—	—	—
Net asset value, offering price and redemption price per share	$6.29	—	—	—

Class C2
Net assets	$903,352	—	—	—
Shares outstanding	143,698	—	—	—
Net asset value, offering price and redemption price per share	$6.29	—	—	—

Class 1
Net assets	$1,088,755	$29,003,325	—	$73,376,497
Shares outstanding	172,966	3,519,422	—	7,959,575
Net asset value, offering price and redemption price per share	$6.29	$8.24	—	$9.22

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

	Absolute	Active	All Cap	All Cap
	Return	Bond	Core	Growth
Net asset value per share	Portfolio	Fund	Fund	Fund
Class NAV
Net assets	—	$475,049,964	$273,594,454	—
Shares outstanding	—	57,682,733	53,825,442	—
Net asset value, offering price and redemption price per share	—	$8.24	$5.08	—

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[3]	$6.62	—	—	—

1	See Note 10.
2	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
3	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

	All Cap	Alpha	Alternative		American Diversified
	Value	Opportunities	Asset Allocation		Growth & Income
Assets	Fund	Fund	Fund		Fund
Investments in unaffiliated issuers, at value	$86,762,393	$295,150,914	$95,550		$3,419,022
Investments in affiliated issuers, at value (Note 2)	478,175	—	810,595	[1]	—
Securities loaned, at value (Note 2)	463,895	—	—		—
Repurchase agreements, at value (Note 2)	1,766,000	47,392,000	—		—
Total investments, at value	89,470,463	342,542,914	906,145		3,419,022
Cash	263	811	12,313		—
Receivable for investments sold	726,469	18,370,935	—		—
Receivable for fund shares sold	—	—	—		12,223
Dividends and interest receivable	193,175	487,632	836		2,382
Receivable for security lending income	477	—	—		—
Receivable due from adviser	—	—	417		213
Total assets	90,390,847	361,402,292	919,711		3,433,840

Liabilities
Due to custodian	—	—	—		2,501
Payable for investments purchased	1,028,679	21,992,378	897		13,114
Payable for fund shares repurchased	83,394	—	—		—
Payable upon return of securities loaned (Note 2)	478,175	—	—		—
Payable to affiliates
Fund administration fees	2,264	2,574	29		7
Trustees’ fees	—	—	171		23
Other payables and accrued expenses	24,279	11,190	10,903		14,457
Total liabilities	1,616,791	22,006,142	12,000		30,102

Net assets
Capital paid-in	$120,217,630	$399,837,095	$1,000,000		$4,212,711
Undistributed net investment income (loss)	191,756	295,067	921		4,866
Accumulated undistributed net realized gain (loss) on investments	(13,989,042)	(29,778,206)	62		(31,466)
Net unrealized appreciation (depreciation) on investments	(17,646,288)	(30,957,806)	(93,272)		(782,373)
Net assets	$88,774,056	$339,396,150	$907,711		$3,403,738
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$106,638,576	$373,491,589	$108,406		$4,201,395
Investments in affiliated issuers, at cost	$478,175	—	$891,011		—

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	—	—	$907,711		—
Shares outstanding	—	—	100,000		—
Net asset value and redemption price per share	—	—	$9.08		—

Class 1
Net assets	$63,139,280	—	—		$3,403,738
Shares outstanding	9,084,700	—	—		534,743
Net asset value, offering price and redemption price per share	$6.95	—	—		$6.37

Class NAV
Net assets	$25,634,776	$339,396,150	—		—
Shares outstanding	3,705,832	44,869,094	—		—
Net asset value, offering price and redemption price per share	$6.92	$7.56	—		—

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	—	—	$9.56		—

1	See Note 10.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

	American	American
	Fundamental	Global	Blue Chip	Capital
	Holdings	Diversification	Growth	Appreciation
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$2,097,709	$1,948,938	$1,052,991,212	$675,540,454
Investments in affiliated issuers, at value (Note 2)	—	—	20,817,658	10,113,750
Securities loaned, at value (Note 2)	—	—	20,256,216	9,858,800
Repurchase agreements, at value (Note 2)	—	—	—	39,309,000
Total investments, at value	2,097,709	1,948,938	1,094,065,086	734,822,004
Cash	—	—	—	488
Receivable for investments sold	—	—	6,693,205	5,271,692
Receivable for fund shares sold	53,042	48,538	121,401	164,042
Dividends and interest receivable	2,381	1,237	1,326,320	632,682
Receivable for security lending income	—	—	35,111	3,311
Receivable due from adviser	217	218	—	—
Other assets	—	—	1,925	1,454
Total assets	2,153,349	1,998,931	1,102,243,048	740,895,673

Liabilities
Due to custodian	1,311	212	—	—
Payable for investments purchased	53,783	50,051	2,587,493	21,386,678
Payable for fund shares repurchased	—	—	145,185	60,009
Payable upon return of securities loaned (Note 2)	—	—	20,817,658	10,113,750
Payable to affiliates
Fund administration fees	24	23	70,281	27,199
Trustees’ fees	23	23	1,132	157
Other payables and accrued expenses	14,338	14,457	105,534	55,753
Total liabilities	69,479	64,766	23,727,283	31,643,546

Net assets
Capital paid-in	$2,544,909	$2,492,106	$1,755,705,644	$1,081,953,495
Undistributed net investment income (loss)	6,782	5,024	562,359	119,779
Accumulated undistributed net realized gain (loss) on investments	(16,868)	(14,583)	(424,975,801)	(277,737,935)
Net unrealized appreciation (depreciation) on investments	(450,953)	(548,382)	(252,776,437)	(95,083,212)
Net assets	$2,083,870	$1,934,165	$1,078,515,765	$709,252,127
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$2,548,662	$2,497,320	$1,326,013,370	$819,785,877
Investments in affiliated issuers, at cost	—	—	$20,817,658	$10,113,750

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$2,083,870	$1,934,165	$108,831,162	$37,494,824
Shares outstanding	306,614	314,368	9,656,265	5,673,721
Net asset value, offering price and redemption price per share	$6.80	$6.15	$11.27	$6.61

Class NAV
Net assets	—	—	$969,684,603	$671,757,303
Shares outstanding	—	—	86,112,600	101,577,803
Net asset value, offering price and redemption price per share	—	—	$11.26	$6.61

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

			Emerging	Emerging
	Core	Core	Markets	Small
	Bond	Equity	Value	Company
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$228,138,473	$4,027,332	$493,536,139	$16,845,451
Investments in affiliated issuers, at value (Note 2)	—	—	55,288,853	1,937,089
Securities loaned, at value (Note 2)	—	—	52,059,011	1,859,988
Repurchase agreements, at value (Note 2)	465,000	384,000	6,532,000	188,000
Total investments, at value	228,603,473	4,411,332	607,416,003	20,830,528
Cash	453	752	941	702
Foreign currency, at value	—	—	909,901	—
Receivable for investments sold	551,009	20,183	—	507,277
Receivable for delayed delivery securities sold	68,448,785	—	—	—
Receivable for fund shares sold	—	2,714	589,804	—
Dividends and interest receivable	1,427,927	10,018	921,971	9,562
Receivable for security lending income	1,529	—	67,405	4,215
Receivable due from adviser	—	272	—	5,668
Other assets	275	620	828	—
Total assets	299,033,451	4,445,891	609,906,853	21,357,952

Liabilities
Payable for investments purchased	3,292,090	35,470	5,828,002	348,364
Payable for delayed delivery securities purchased	93,398,801	—	—	—
Payable for fund shares repurchased	24,006	—	1,837	33,286
Payable upon return of securities loaned (Note 2)	—	—	55,288,853	1,937,089
Investments sold short, at value (Note 2)	20,085,703	—	—	—
Payable for interest on securities sold short	38,097	—	—	—
Payable to affiliates
Fund administration fees	8,822	24,606	13,926	937
Trustees’ fees	81	53	63	—
Other payables and accrued expenses	141,321	45,732	298,245	20,123
Total liabilities	116,988,921	105,861	61,430,926	2,339,799

Net assets
Capital paid-in	$189,188,531	$532,293,436	$974,277,346	$52,929,930
Undistributed net investment income (loss)	1,411,944	(249,222)	(5,738)	(61,333)
Accumulated undistributed net realized gain (loss) on investments	(3,273,893)	(526,337,157)	(30,769,783)	(27,700,243)
Net unrealized appreciation (depreciation) on investments	(5,282,052)	(1,367,027)	(395,025,898)	(6,150,201)
Net assets	$182,044,530	$4,340,030	$548,475,927	$19,018,153
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$233,826,541	$5,778,337	$947,058,179	$25,043,242
Investments in affiliated issuers, at cost	—	—	$55,288,853	$1,937,089
Foreign currency, at cost	—	—	$915,592	—
Proceeds received on short sales	$20,026,719	—	—	—

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$6,542,998	$4,340,030	—	$19,018,153
Shares outstanding	532,429	953,749	—	1,277,108
Net asset value, offering price and redemption price per share	$12.29	$4.55	—	$14.89

Class NAV
Net assets	$175,501,532	—	$548,475,927	—
Shares outstanding	14,292,882	—	121,999,550	—
Net asset value, offering price and redemption price per share	$12.28	—	$4.50	—

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

		Fundamental	Global	Global
	Equity-Income	Value	Agribusiness	Bond
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$560,000,922	$814,373,601	$1,649,575	$797,984,812
Investments in affiliated issuers, at value (Note 2)	28,545,992	25,989,318	—	—
Securities loaned, at value (Note 2)	26,363,586	24,817,947	—	—
Repurchase agreements, at value (Note 2)	—	—	—	1,437,000
Total investments, at value	614,910,500	865,180,866	1,649,575	799,421,812
Cash	—	1,546	224,516	855
Foreign currency, at value	—	2	—	4,849,855
Cash collateral at broker for futures contracts	—	—	—	1,553,400
Receivable for investments sold	1,592,542	3,000,928	129,288	16,948,208
Receivable for delayed delivery securities sold	—	—	—	178,613,842
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	1,045,311
Receivable for fund shares sold	—	735,643	—	—
Dividends and interest receivable	3,613,433	1,850,716	2,282	7,084,546
Receivable for security lending income	58,720	50,898	—	—
Swap contracts, at value (Note 3)	—	—	—	18,480,959
Receivable due from adviser	95	—	432	—
Other assets	472	1,733	—	439
Total assets	620,175,762	870,822,332	2,006,093	1,027,999,227

Liabilities
Payable for collateral held by fund	—	—	—	7,090,000
Payable for investments purchased	1,389,411	9,208,209	92,676	15,133,979
Payable for delayed delivery securities purchased	—	—	—	509,274,859
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	11,088,618
Payable for fund shares repurchased	269,417	132,756	—	278,261
Payable upon return of securities loaned (Note 2)	28,545,992	25,989,318	—	—
Options written, at value (Note 3)	—	—	—	16,028,704
Payable for interest on securities sold short	—	—	—	412
Swap contracts, at value (Note 3)	—	—	—	28,034,742
Payable for futures variation margin	—	—	—	222,106
Payable to affiliates
Fund administration fees	32,048	22,698	57	38,037
Trustees’ fees	468	—	171	935
Other payables and accrued expenses	56,198	121,050	11,842	377,430
Total liabilities	30,293,534	35,474,031	104,746	587,568,083

Net assets
Capital paid-in	$1,114,052,031	$1,596,730,097	$2,000,000	$567,422,689
Undistributed net investment income (loss)	4,484,671	2,366,621	(20)	12,259,580
Accumulated undistributed net realized gain (loss) on investments	(134,051,580)	(222,944,505)	(20,198)	(26,794,933)
Net unrealized appreciation (depreciation) on investments	(394,602,894)	(540,803,912)	(78,435)	(112,456,192)
Net assets	$589,882,228	$835,348,301	$1,901,347	$440,431,144
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$980,967,402	$1,379,991,703	$1,728,050	$907,931,349
Investments in affiliated issuers, at cost	$28,545,992	$25,989,318	—	—
Foreign currency, at cost	—	$2	—	$4,925,609
Premiums received on written options	—	—	—	$5,704,674
Net unamortized upfront payment on swaps	—	—	—	($4,991,771)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

		Fundamental	Global	Global
	Equity-Income	Value	Agribusiness	Bond
Net asset value per share	Fund	Fund	Fund	Fund
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	—	—	$950,342	—
Shares outstanding	—	—	100,000	—
Net asset value and redemption price per share	—	—	$9.50	—

Class I
Net assets	—	—	$951,005	—
Shares outstanding	—	—	100,000	—
Net asset value, offering price and redemption price per share	—	—	$9.51	—

Class 1
Net assets	$88,045,227	$62,718,731	—	$54,920,815
Shares outstanding	11,207,781	7,584,149	—	5,247,440
Net asset value, offering price and redemption price per share	$7.86	$8.27	—	$10.47

Class NAV
Net assets	$501,837,001	$772,629,570	—	$385,510,329
Shares outstanding	63,958,608	93,609,284	—	36,912,700
Net asset value, offering price and redemption price per share	$7.85	$8.25	—	$10.44

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[1]	—	—	$10.00	—

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

	Global	Global	Global
	Infrastructure	Real Estate	Timber	High Income
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$1,571,706	$302,405,692	$1,330,605	$291,849,136
Investments in affiliated issuers, at value (Note 2)	—	20,542,577	—	9,360
Securities loaned, at value (Note 2)	—	19,704,852	—	3,412
Repurchase agreements, at value (Note 2)	—	4,671,000	—	196,000
Total investments, at value	1,571,706	347,324,121	1,330,605	292,057,908
Cash	47,061	679	51,041	371
Foreign currency, at value	—	6,650,396	—	—
Receivable for investments sold	—	797,928	21,674	1,113,825
Receivable for forward foreign currency exchange contracts (Note 3)	—	3,391,591	—	225,345
Receivable for fund shares sold	—	145,615	—	59,819
Dividends and interest receivable	2,820	2,650,485	4,296	16,052,509
Receivable for security lending income	—	22,034	—	204
Receivable due from adviser	404	—	407	—
Other assets	—	531	—	352
Total assets	1,621,991	360,983,380	1,408,023	309,510,333

Liabilities
Payable for investments purchased	—	2,842,110	21,878	4,314,746
Payable for forward foreign currency exchange contracts (Note 3)	—	13,170	—	—
Payable upon return of securities loaned (Note 2)	—	20,542,577	—	9,360
Options written, at value (Note 3)	—	—	—	11,887,204
Payable to affiliates
Fund administration fees	57	9,956	57	10,433
Trustees’ fees	171	—	171	—
Other payables and accrued expenses	8,957	241,302	10,957	46,351
Total liabilities	9,185	23,649,115	33,063	16,268,094

Net assets
Capital paid-in	$2,000,000	$796,831,289	$2,000,000	$603,183,539
Undistributed net investment income (loss)	2,719	(18,019,730)	1,457	4,374,048
Accumulated undistributed net realized gain (loss) on investments	(9,651)	(226,360,155)	(107,560)	(15,950,919)
Net unrealized appreciation (depreciation) on investments	(380,262)	(215,117,139)	(518,937)	(298,364,429)
Net assets	$1,612,806	$337,334,265	$1,374,960	$293,242,239
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,951,957	$545,218,277	$1,849,545	$582,327,564
Investments in affiliated issuers, at cost	—	$20,542,577	—	$9,360
Foreign currency, at cost	—	$6,647,471	—	—
Premiums received on written options	—	—	—	$3,523,100

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	$806,117	—	$687,235	—
Shares outstanding	100,000	—	100,000	—
Net asset value and redemption price per share	$8.06	—	$6.87	—

Class I
Net assets	$806,689	—	$687,725	—
Shares outstanding	100,000	—	100,000	—
Net asset value, offering price and redemption price per share	$8.07	—	$6.88	—

Class NAV
Net assets	—	$337,334,265	—	$293,242,239
Shares outstanding	—	88,165,976	—	65,936,951
Net asset value, offering price and redemption price per share	—	$3.83	—	$4.45

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[1]	$8.48	—	$7.23	—

1 On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

			International	International
	High Yield	Index 500	Equity Index	Opportunities
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$964,651,133	$1,587,471,608	$295,014,519	$435,023,102
Investments in affiliated issuers, at value (Note 2)	6,591,850	22,729,979	9,632,608	33,587,516
Securities loaned, at value (Note 2)	6,208,156	20,927,096	8,733,079	30,257,436
Repurchase agreements, at value (Note 2)	21,100,000	—	—	45,051,000
Total investments, at value	998,551,139	1,631,128,683	313,380,206	543,919,054
Cash	571,862	1,770,087	—	361
Foreign currency, at value	2,882,506	—	4,356,623	4,259,438
Cash collateral at broker for futures contracts	—	4,790,000	—	—
Receivable for investments sold	16,854,949	—	36,485	6,052,280
Receivable for delayed delivery securities sold	3,111,875	—	—	—
Receivable for fund shares sold	27,611	2,316,846	114,798	4,928
Dividends and interest receivable	38,419,461	6,668,156	1,070,075	947,441
Receivable for security lending income	7,161	67,837	13,631	13,522
Receivable for futures variation margin	—	—	2,885,585	—
Receivable due from adviser	—	4,254	4,778	1,687
Other assets	966	53,637	331	956
Total assets	1,060,427,530	1,646,799,500	321,862,512	555,199,667

Liabilities
Capital gains tax withholding	—	—	2,148	—
Payable for investments purchased	6,345,511	1,088,774	1,674,657	4,448,179
Payable for delayed delivery securities purchased	3,143,281	—	—	—
Payable for forward foreign currency exchange contracts (Note 3)	—	—	592,612	—
Payable for fund shares repurchased	431,029	—	—	13,096
Payable upon return of securities loaned (Note 2)	6,591,850	22,729,979	9,632,608	33,587,516
Payable for futures variation margin	—	695,124	—	—
Payable to affiliates
Fund administration fees	50,926	62	14,576	28,463
Trustees’ fees	137	109	97	385
Other payables and accrued expenses	168,542	34,930	28,217	413,391
Total liabilities	16,731,276	24,548,978	11,944,915	38,491,030

Net assets
Capital paid-in	$1,753,600,598	$2,364,548,232	$547,890,149	$952,751,342
Undistributed net investment income (loss)	28,707,167	8,897,908	2,419,966	806,158
Accumulated undistributed net realized gain (loss) on investments	(156,244,674)	(87,435,146)	(15,671,276)	(256,178,380)
Net unrealized appreciation (depreciation) on investments	(582,366,837)	(663,760,472)	(224,721,242)[1]	(180,670,483)
Net assets	$1,043,696,254	$1,622,250,522	$309,917,597	$516,708,637
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,574,092,517	$2,268,586,807	$526,596,303	$690,867,457
Investments in affiliated issuers, at cost	$6,591,850	$22,729,979	$9,632,608	$33,587,516
Foreign currency, at cost	$3,072,398	—	$4,554,720	$4,378,681

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$33,212,024	—	—	$17,728,894
Shares outstanding	5,454,482	—	—	2,225,635
Net asset value, offering price and redemption price per share	$6.09	—	—	$7.97

Class NAV
Net assets	$1,010,484,230	1,622,250,522	$309,917,597	$498,979,743
Shares outstanding	166,879,178	297,828,536	31,613,477	62,532,931
Net asset value, offering price and redemption price per share	$6.06	$5.45	$9.80	$7.98

1 Net of deferred India withholding taxes of $2,168.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

	International	International	International	Investment
	Small Cap	Small Company	Value	Quality Bond
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$202,291,652	$204,937,339	$743,815,555	$133,782,144
Investments in affiliated issuers, at value (Note 2)	8,006,435	12,566,070	37,214,634	12,615,000
Securities loaned, at value (Note 2)	7,516,614	11,791,571	34,332,974	12,115,951
Repurchase agreements, at value (Note 2)	—	—	—	3,200,000
Total investments, at value	217,814,701	229,294,980	815,363,163	161,713,095
Cash	52,348	—	54,963	187,315
Foreign currency, at value	13,200,942	105,326	447,078	195
Receivable for investments sold	289,719	247,302	1,455,718	361,501
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	321,310
Receivable for fund shares sold	8,826	—	18,995	38,403
Dividends and interest receivable	550,012	373,023	1,866,699	1,858,483
Receivable for security lending income	25,433	27,163	58,584	846
Swap contracts, at value (Note 3)	—	—	—	146,239
Unrealized appreciation on bond forward contracts (Note 3)	—	—	—	714,013
Receivable for futures variation margin	—	—	—	15,147
Receivable due from adviser	—	—	2,307	—
Other assets	—	540	1,156	196
Total assets	231,941,981	230,048,334	819,268,663	165,356,743

Liabilities
Due to custodian	—	62,513	—	—
Payable for investments purchased	232,371	11,244	106,758	4,637
Payable for forward foreign currency exchange contracts (Note 3)	—	—	—	61,390
Payable for fund shares repurchased	10,604	9,495	181,692	—
Payable upon return of securities loaned (Note 2)	8,006,435	12,566,070	37,214,634	12,615,000
Swap contracts, at value (Note 3)	—	—	—	379,932
Unrealized depreciation on bond forward contracts (Note 3)	—	—	—	8,968
Payable to affiliates
Fund administration fees	21,019	3,546	66,137	3,736
Trustees’ fees	552	—	1,552	—
Other payables and accrued expenses	357,731	189,259	787,881	79,549
Total liabilities	8,628,712	12,842,127	38,358,654	13,153,212

Net assets
Capital paid-in	$446,926,075	$477,019,209	$1,547,049,799	$169,812,694
Undistributed net investment income (loss)	1,209,729	343,160	2,903,151	644,486
Accumulated undistributed net realized gain (loss) on investments	(12,740,987)	(6,066,918)	(49,043,343)	(6,196,573)
Net unrealized appreciation (depreciation) on investments	(212,081,548)	(254,089,244)	(719,999,598)	(12,057,076)
Net assets	$223,313,269	$217,206,207	$780,910,009	$152,203,531
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$420,922,531	$470,795,909	$1,498,112,177	$161,883,735
Investments in affiliated issuers, at cost	$8,006,435	$12,566,070	$37,214,634	$12,615,000
Foreign currency, at cost	$14,074,917	$111,273	$463,549	$219

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$57,965,711	—	$190,226,193	$56,335,933
Shares outstanding	8,323,540	—	23,083,890	5,197,590
Net asset value, offering price and redemption price per share	$6.96	—	$8.24	$10.84

Class NAV
Net assets	$165,347,558	$217,206,207	$590,683,816	$95,867,598
Shares outstanding	23,749,427	49,409,517	71,881,374	8,853,943
Net asset value, offering price and redemption price per share	$6.96	$4.40	$8.22	$10.83

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

		Large Cap	Mid Cap	Mid Cap
	Large Cap	Value	Index	Intersection
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$127,302,276	$370,123,545	$232,423,832	$97,182,841
Investments in affiliated issuers, at value (Note 2)	4,717,450	853,444	33,164,147	8,065,921
Securities loaned, at value (Note 2)	4,499,204	886,988	31,947,796	7,739,512
Repurchase agreements, at value (Note 2)	949,000	6,878,000	—	2,639,000
Total investments, at value	137,467,930	378,741,977	297,535,775	115,627,274
Cash	80	250	1,199	186
Cash collateral at broker for futures contracts	—	—	3,700,000	—
Receivable for investments sold	2,227,465	—	—	74,972
Receivable for fund shares sold	—	1,979,474	377,838	—
Dividends and interest receivable	453,600	1,811,114	471,124	174,479
Receivable for security lending income	1,176	1,109	46,736	5,989
Other assets	487	965	460	161
Total assets	140,150,738	382,534,889	302,133,132	115,883,061

Liabilities
Payable for investments purchased	1,222,295	—	141,309	232,653
Payable for fund shares repurchased	46,440	58,205	—	—
Payable upon return of securities loaned (Note 2)	4,717,450	853,444	33,164,147	8,065,921
Payable for futures variation margin	—	—	78,960	—
Payable to affiliates
Fund administration fees	16,285	13,389	8,710	17,445
Trustees’ fees	344	—	454	582
Investment management fees	—	—	2,160	—
Other payables and accrued expenses	29,724	37,187	43,388	29,842
Total liabilities	6,032,538	962,225	33,439,128	8,346,443

Net assets
Capital paid-in	$330,641,832	$724,888,575	$450,723,753	$269,634,713
Undistributed net investment income (loss)	466,466	2,077,438	919,723	142,676
Accumulated undistributed net realized gain (loss) on investments	(135,264,791)	(201,924,814)	(39,839,555)	(109,632,805)
Net unrealized appreciation (depreciation) on investments	(61,725,307)	(143,468,535)	(143,109,917)	(52,607,966)
Net assets	$134,118,200	$381,572,664	$268,694,004	$107,536,618
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$194,475,787	$521,357,068	$406,492,309	$160,169,319
Investments in affiliated issuers, at cost	$4,717,450	$853,444	$33,164,147	$8,065,921

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$13,605,598	$64,831,032	—	—
Shares outstanding	1,894,768	5,233,340	—	—
Net asset value, offering price and redemption price per share	$7.18	$12.39	—	—

Class NAV
Net assets	$120,512,602	$316,741,632	$268,694,004	$107,536,618
Shares outstanding	16,785,449	25,526,109	27,102,609	23,933,097
Net asset value, offering price and redemption price per share	$7.18	$12.41	$9.91	$4.49

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

	Mid Cap	Mid Cap	Mid Cap
	Stock	Value	Value Equity	Mid Value
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$362,601,660	$46,266,005	$49,136,977	$33,211,213
Investments in affiliated issuers, at value (Note 2)	33,615,542	—	6,474,475	—
Securities loaned, at value (Note 2)	32,128,921	—	6,103,717	—
Repurchase agreements, at value (Note 2)	3,100,000	—	—	—
Total investments, at value	431,446,123	46,266,005	61,715,169	33,211,213
Cash	27,574	—	421,474	—
Receivable for investments sold	7,560,274	323,247	208,020	231,497
Receivable for fund shares sold	8,173	—	76,842	—
Dividends and interest receivable	275,565	90,257	173,189	63,776
Receivable for security lending income	39,779	—	6,230	—
Other assets	959	80	32	—
Total assets	439,358,447	46,679,589	62,600,956	33,506,486

Liabilities
Payable for investments purchased	4,640,547	205,443	1,261,701	191,884
Payable for fund shares repurchased	261,106	10,266	—	—
Payable upon return of securities loaned (Note 2)	33,615,542	—	6,474,475	—
Payable to affiliates
Fund administration fees	20,902	14,367	6,498	825
Trustees’ fees	187	408	193	165
Other payables and accrued expenses	75,950	27,404	61,963	12,581
Total liabilities	38,614,234	257,888	7,804,830	205,455

Net assets
Capital paid-in	$724,349,325	$156,869,698	$104,563,850	$40,701,643
Undistributed net investment income (loss)	1,905	(6,994)	165,165	43,258
Accumulated undistributed net realized gain (loss) on investments	(223,509,367)	(101,313,235)	(17,194,668)	(331,377)
Net unrealized appreciation (depreciation) on investments	(100,097,650)	(9,127,768)	(32,738,221)	(7,112,493)
Net assets	$400,744,213	$46,421,701	$54,796,126	$33,301,031
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$497,924,485	$55,393,761	$87,978,766	$40,323,697
Investments in affiliated issuers, at cost	$33,615,542	—	$6,474,475	—

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$200,503,408	$46,421,701	—	—
Shares outstanding	21,585,809	5,116,473	—	—
Net asset value, offering price and redemption price per share	$9.29	$9.07	—	—

Class NAV
Net assets	$200,240,805	—	$54,796,126	$33,301,031
Shares outstanding	21,521,621	—	11,244,429	4,084,192
Net asset value, offering price and redemption price per share	$9.30	—	$4.87	$8.15

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

	Natural	Optimized	Real Estate	Real Estate
	Resources	All Cap	Equity	Securities
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$337,699,815	$2,674,873	$97,427,249	$39,683,332
Investments in affiliated issuers, at value (Note 2)	20,839,782	46,668	21,211,680	3,789,300
Securities loaned, at value (Note 2)	20,384,452	42,849	20,180,763	3,687,658
Repurchase agreements, at value (Note 2)	24,400,000	—	—	212,000
Total investments, at value	403,324,049	2,764,390	138,819,692	47,372,290
Cash	188,203	40,159	—	730
Receivable for investments sold	—	20,202	127,555	743,118
Receivable for fund shares sold	104,765	—	578,968	83,749
Dividends and interest receivable	1,416,340	9,252	1,168,638	352,405
Receivable for security lending income	15,704	34	41,601	1,745
Receivable due from adviser	—	2,279	—	—
Other assets	380	41	48	—
Total assets	405,049,441	2,836,357	140,736,502	48,554,037

Liabilities
Payable for investments purchased	—	7,761	1,924,230	398,810
Payable for fund shares repurchased	293,901	—	—	214,291
Payable upon return of securities loaned (Note 2)	20,839,782	46,668	21,211,680	3,789,300
Payable to affiliates
Fund administration fees	40,621	1,454	8,397	5,571
Trustees’ fees	1,172	3	144	217
Other payables and accrued expenses	104,131	28,594	30,777	42,353
Total liabilities	21,279,607	84,480	23,175,228	4,450,542

Net assets
Capital paid-in	$640,358,401	$5,816,462	$313,315,953	$110,451,830
Undistributed net investment income (loss)	851,585	6,181	1,797,412	854,788
Accumulated undistributed net realized gain (loss) on investments	(36,010,242)	(1,817,245)	(83,837,932)	(37,024,271)
Net unrealized appreciation (depreciation) on investments	(221,429,910)	(1,253,521)	(113,714,159)	(30,178,852)
Net assets	$383,769,834	$2,751,877	$117,561,274	$44,103,495
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$603,914,087	$3,971,242	$231,322,171	$73,761,842
Investments in affiliated issuers, at cost	$20,839,782	$46,668	$21,211,680	$3,789,300

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A
Net assets	—	$678,379	—	—
Shares outstanding	—	144,057	—	—
Net asset value and redemption price per share	—	$4.71	—	—

Class B1
Net assets	—	$666,181	—	—
Shares outstanding	—	141,460	—	—
Net asset value, offering price and redemption price per share	—	$4.71	—	—

Class C1
Net assets	—	$666,179	—	—
Shares outstanding	—	141,460	—	—
Net asset value, offering price and redemption price per share	—	$4.71	—	—

Class I
Net assets	—	$683,677	—	—
Shares outstanding	—	145,181	—	—
Net asset value, offering price and redemption price per share	—	$4.71	—	—

Class 1
Net assets	$84,292,768	—	—	$44,103,495
Shares outstanding	6,983,300	—	—	8,564,459
Net asset value, offering price and redemption price per share	$12.07	—	—	$5.15

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

	Natural	Optimized	Real Estate	Real Estate
	Resources	All Cap	Equity	Securities
Assets	Fund	Fund	Fund	Fund
Class NAV
Net assets	$299,477,066	$57,461	$117,561,274	—
Shares outstanding	24,975,122	12,196	38,459,852	—
Net asset value, offering price and redemption price per share	$11.99	$4.71	$3.06	—

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	—	$4.96	—	—

1	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

		Short Term
	Real Return	Government	Small Cap	Small Cap
	Bond	Income	Growth	Index
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$1,261,573,417	$9,526,519	$84,054,247	$95,497,325
Investments in affiliated issuers, at value (Note 2)	9,861,300	—	—	9,116,791
Securities loaned, at value (Note 2)	9,680,841	—	—	8,622,682
Repurchase agreements, at value (Note 2)	13,775,000	—	1,461,000	—
Total investments, at value	1,294,890,558	9,526,519	85,515,247	113,236,798
Cash	8	102,771	887	7,392
Foreign currency, at value	6,553,645	—	—	—
Cash collateral at broker for futures contracts	4,683,000	—	—	2,050,000
Receivable for investments sold	24,636	—	2,985,504	107,166
Receivable for delayed delivery securities sold	99,046,014	—	—	—
Receivable for forward foreign currency exchange contracts (Note 3)	2,091,056	—	—	—
Receivable for fund shares sold	83,877	—	7,120	271,180
Dividends and interest receivable	9,304,798	47,167	52,276	109,405
Receivable for security lending income	1,035	—	—	23,660
Swap contracts, at value (Note 3)	5,883,882	—	—	—
Receivable for futures variation margin	32,561	—	—	—
Other assets	832	—	—	1,193
Total assets	1,422,595,902	9,676,457	88,561,034	115,806,794

Liabilities
Payable for collateral held by fund	14,550,000	—	—	—
Payable for investments purchased	1,127,170	—	964,936	1,147
Payable for delayed delivery securities purchase	681,833,247	—	—	—
Payable for forward foreign currency exchange contracts (Note 3)	1,969,568	—	—	—
Payable for fund shares repurchased	347,652	—	—	—
Payable upon return of securities loaned (Note 2)	9,861,300	—	—	9,116,791
Options written, at value (Note 3)	2,193,756	—	—	—
Investments sold short, at value (Note 2)	3,136,875	—	—	—
Swap contracts, at value (Note 3)	19,384,891	—	—	—
Payable for futures variation margin	—	—	—	197,930
Payable to affiliates
Fund administration fees	29,328	110	713	—
Trustees’ fees	—	165	38	—
Other payables and accrued expenses	174,408	9,461	25,349	26,261
Total liabilities	734,608,195	9,736	991,036	9,342,129

Net assets
Capital paid-in	$831,491,261	$9,675,076	$114,858,476	$174,991,970
Undistributed net investment income (loss)	(795,223)	785	(166,508)	382,197
Accumulated undistributed net realized gain (loss) on investments	(115,806,368)	(7,953)	(17,620,533)	(24,570,798)
Net unrealized appreciation (depreciation) on investments	(26,901,963)	(1,187)	(9,501,437)	(44,338,704)
Net assets	$687,987,707	$9,666,721	$87,569,998	$106,464,665
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$1,325,456,221	$9,527,706	$95,016,684	$145,972,658
Investments in affiliated issuers, at cost	$9,861,300	—	—	$9,116,791
Foreign currency, at cost	$6,717,258	—	—	—
Proceeds received on short sales	$3,127,262	—	—	—
Premiums received on written options	$1,165,596	—	—	—
Net unamortized upfront payment on swaps	($3,985,432)	—	—	—

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$47,819,923	—	—	—
Shares outstanding	4,428,008	—	—	—
Net asset value, offering price and redemption price per share	$10.80	—	—	—

Class NAV
Net assets	$640,167,784	$9,666,721	$87,569,998	$106,464,665
Shares outstanding	59,834,776	968,037	14,786,385	15,908,153
Net asset value, offering price and redemption price per share	$10.70	$9.99	$5.92	$6.69

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

			Small	Small
	Small Cap	Small Cap	Company	Company
	Opportunities	Value	Growth	Value
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$71,130,928	$8,357,306	$84,658,544	$278,990,078
Investments in affiliated issuers, at value (Note 2)	4,863,631	—	19,330,686	38,327,497
Securities loaned, at value (Note 2)	4,732,602	—	18,556,577	36,946,553
Repurchase agreements, at value (Note 2)	1,606,000	374,000	2,483,000	371,000
Total investments, at value	82,333,161	8,731,306	125,028,807	354,635,128
Cash	1,256	993	491	—
Receivable for investments sold	44,204	31,758	—	241,650
Dividends and interest receivable	79,018	16,795	36,106	415,981
Receivable for security lending income	5,710	—	25,382	23,454
Other assets	—	—	267	426
Total assets	82,463,349	8,780,852	125,091,053	355,316,639

Liabilities
Payable for investments purchased	657,659	57,990	—	494,170
Payable for fund shares repurchased	187,997	—	—	333,605
Payable upon return of securities loaned (Note 2)	4,863,631	—	19,330,686	38,327,497
Payable to affiliates
Fund administration fees	16,869	113	9,821	10,516
Trustees’ fees	—	21	225	—
Other payables and accrued expenses	17,957	12,245	23,523	49,372
Total liabilities	5,744,113	70,369	19,364,255	39,215,160

Net assets
Capital paid-in	$151,914,857	$10,602,318	$179,060,665	$517,483,802
Undistributed net investment income (loss)	48,121	10,646	(92,132)	427,047
Accumulated undistributed net realized gain (loss) on investments	(42,289,641)	(44,702)	(25,405,676)	(14,689,202)
Net unrealized appreciation (depreciation) on investments	(32,954,101)	(1,857,779)	(47,836,059)	(187,120,168)
Net assets	$76,719,236	$8,710,483	$105,726,798	$316,101,479
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$110,423,631	$10,589,085	$153,534,180	$503,427,799
Investments in affiliated issuers, at cost	$4,863,631	—	$19,330,686	$38,327,497

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$27,982,839	—	—	$69,440,183
Shares outstanding	2,915,650	—	—	5,204,229
Net asset value, offering price and redemption price per share	$9.60	—	—	$13.34

Class NAV
Net assets	$48,736,397	$8,710,483	$105,726,798	$246,661,296
Shares outstanding	5,103,220	1,061,694	15,521,079	18,510,502
Net asset value, offering price and redemption price per share	$9.55	$8.20	$6.81	$13.33

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

	Smaller
	Company	Spectrum	Strategic	Strategic
	Growth	Income	Bond	Income
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$100,996,777	$739,373,752	$387,343,197	$324,942,640
Investments in affiliated issuers, at value (Note 2)	—	6,073,743	25,143,968	—
Securities loaned, at value (Note 2)	—	5,722,440	24,601,605	—
Repurchase agreements, at value (Note 2)	2,217,000	595,000	4,200,000	—
Total investments, at value	103,213,777	751,764,935	441,288,770	324,942,640
Cash	2,142	—	2,086,224	—
Foreign currency, at value	—	84,670	746,619	774,084
Cash collateral at broker for futures contracts	550,000	—	2,462,006	1,485,000
Receivable for investments sold	1,236,968	12,755,525	15,038	581,057
Receivable for delayed delivery securities sold	—	9,000,809	30,877,617	—
Receivable for forward foreign currency exchange contracts (Note 3)	—	1,967,966	—	13,934,134
Receivable for fund shares sold	—	—	5,223	—
Dividends and interest receivable	46,749	9,991,844	7,037,480	8,057,030
Receivable for security lending income	—	12,518	7,615	620
Swap contracts, at value (Note 3)	—	134,915	—	—
Receivable for futures variation margin	—	20,577	—	21,094
Other assets	—	1,014	493	419
Total assets	105,049,636	785,734,773	484,527,085	349,796,078

Liabilities
Due to custodian	—	59,692	—	61,380
Payable for investments purchased	3,628,813	7,749,732	512,151	565,217
Payable for delayed delivery securities purchased	—	12,076,480	81,421,168	—
Payable for forward foreign currency exchange contracts (Note 3)	—	342,439	—	4,172,057
Payable for fund shares repurchased	—	2,828,571	84,974	189,084
Payable upon return of securities loaned (Note 2)	—	6,073,743	25,143,968	—
Options written, at value (Note 3)	—	—	257,530	1,250,295
Swap contracts, at value (Note 3)	—	211,123	—	—
Payable for futures variation margin	36,069	—	1,313,314	—
Payable to affiliates
Fund administration fees	17,644	25,206	11,774	10,336
Other payables and accrued expenses	20,969	465,821	131,225	102,314
Total liabilities	3,703,495	29,832,807	108,876,104	6,350,683

Net assets
Capital paid-in	$125,990,582	$928,659,090	$515,085,119	$430,358,802
Undistributed net investment income (loss)	(134,108)	7,088,159	3,701,121	(16,746,631)
Accumulated undistributed net realized gain (loss) on investments	(6,124,003)	(34,775,146)	(3,885,916)	15,168,175
Net unrealized appreciation (depreciation) on investments	(18,386,330)	(145,070,137)	(139,249,343)	(85,334,951)
Net assets	$101,346,141	$755,901,966	$375,650,981	$343,445,395
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$121,431,648	$892,437,052	$555,423,940	$419,724,567
Investments in affiliated issuers, at cost	—	$6,073,743	$25,143,968	—
Foreign currency, at cost	—	$85,101	$811,924	$808,753
Premiums received on written options	—	—	$176,719	$542,335

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	—	$32,143,807	—
Shares outstanding	—	—	3,645,702	—
Net asset value, offering price and redemption price per share	—	—	$8.82	—

Class NAV
Net assets	$101,346,141	$755,901,966	$343,507,174	$343,445,395
Shares outstanding	13,779,180	89,166,506	39,050,198	42,334,881
Net asset value, offering price and redemption price per share	$7.36	$8.48	$8.80	$8.11

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

			U.S.
	Total Bond	Total	Government	U.S. High
	Market	Return	Securities	Yield Bond
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$369,507,501	$1,966,406,676	$143,548,268	$416,438,572
Investments in affiliated issuers, at value (Note 2)	9,655,250	—	12,739,600	1,124,125
Securities loaned, at value (Note 2)	9,182,029	—	12,492,856	1,065,003
Repurchase agreements, at value (Note 2)	275,000	10,562,000	7,900,000	2,117,000
Total investments, at value	388,619,780	1,976,968,676	176,680,724	420,744,700
Cash	947	171	322,620	580
Foreign currency, at value	—	7,198,167	—	—
Cash collateral at broker for futures contracts	—	2,451,000	—	—
Receivable for investments sold	324,107	1,688,295	—	3,167,519
Receivable for delayed delivery securities sold	—	984,488,269	27,505,663	235,938
Receivable for forward foreign currency exchange contracts (Note 3)	—	1,199,727	—	—
Receivable for fund shares sold	—	72,747	—	214,182
Dividends and interest receivable	3,174,160	12,868,277	763,396	10,236,296
Receivable for security lending income	4,837	—	3,142	880
Swap contracts, at value (Note 3)	—	26,357,017	—	—
Receivable for futures variation margin	—	252,181	218,582	—
Other assets	47	1,957	105	667
Total assets	392,123,878	3,013,546,484	205,494,232	434,600,762

Liabilities
Payable for collateral held by fund	—	3,060,000	—	—
Payable for investments purchased	1,462,694	5,328,098	—	3,734,176
Payable for delayed delivery securities purchased	—	1,515,790,726	49,671,017	260,000
Payable for forward foreign currency exchange contracts (Note 3)	—	2,305,529	—	—
Payable for fund shares repurchased	142,594	4,732,315	170,773	14,236
Payable upon return of securities loaned (Note 2)	9,655,250	—	12,739,600	1,124,125
Options written, at value (Note 3)	—	909,295	340,850	—
Investments sold short, at value (Note 2)	—	151,028,594	—	—
Swap contracts, at value (Note 3)	—	29,634,005	—	—
Payable to affiliates
Fund administration fees	—	44,571	5,437	3,853
Investment management fees	667	—	—	—
Other payables and accrued expenses	11,963	229,562	64,291	56,002
Total liabilities	11,273,168	1,713,062,695	62,991,968	5,192,392

Net assets
Capital paid-in	$365,060,105	$1,446,165,244	$167,386,002	$571,430,394
Undistributed net investment income (loss)	2,781,503	13,741,964	711,062	7,701,770
Accumulated undistributed net realized gain (loss) on investments	8,198,458	(15,184,640)	(382,372)	(22,361,991)
Net unrealized appreciation (depreciation) on investments	4,810,644	(144,238,779)	(25,212,428)	(127,361,803)
Net assets	$380,850,710	$1,300,483,789	$142,502,264	$429,408,370
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$374,153,886	$2,159,233,423	$189,355,053	$546,982,378
Investments in affiliated issuers, at cost	$9,655,250	—	$12,739,600	$1,124,125
Foreign currency, at cost	—	$7,229,538	—	—
Proceeds received on short sales	—	$150,759,653	—	—
Premiums received on written options	—	$669,054	$122,054	—
Net unamortized upfront payment on swaps	—	($7,315,179)	—	—

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$167,806,145	$46,158,322	$12,765,705
Shares outstanding	—	13,531,297	3,974,635	1,320,774
Net asset value, offering price and redemption price per share	—	$12.40	$11.61	$9.67

Class NAV
Net assets	$380,850,710	$1,132,677,644	$96,343,942	$416,642,665
Shares outstanding	37,537,904	91,581,210	8,320,100	43,130,281
Net asset value, offering price and redemption price per share	$10.15	$12.37	$11.58	$9.66

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Assets and Liabilities — February 28, 2009 (Unaudited)

	U.S.		Value &
	Multi Sector	Value	Restructuring	Vista
Assets	Fund	Fund	Fund	Fund
Investments in unaffiliated issuers, at value	$461,365,515	$15,452,215	$269,723,163	$62,464,980
Investments in affiliated issuers, at value (Note 2)	6,936,648	1,370,125	16,451,000	3,973,118
Securities loaned, at value (Note 2)	6,446,523	1,280,931	15,894,198	3,898,352
Repurchase agreements, at value (Note 2)	14,213,000	—	40,624,000	—
Total investments, at value	488,961,686	18,103,271	342,692,361	70,336,450
Cash	140	67,959	155	—
Cash collateral at broker for futures contracts	1,882,980	—	—	—
Receivable for investments sold	—	197,230	167,989	4,429,525
Receivable for forward foreign currency exchange contracts (Note 3)	—	—	—	5,649
Receivable for fund shares sold	—	—	431,011	—
Dividends and interest receivable	1,994,381	65,305	1,216,341	44,318
Receivable for security lending income	5,924	850	7,139	4,639
Receivable due from adviser	—	54	—	—
Other assets	277	—	697	79
Total assets	492,845,388	18,434,669	344,515,693	74,820,660

Liabilities
Due to custodian	—	—	—	331,404
Payable for investments purchased	—	169,114	—	3,260,016
Payable upon return of securities loaned (Note 2)	6,936,648	1,370,125	16,451,000	3,973,118
Payable for futures variation margin	282,130	—	—	—
Payable to affiliates
Fund administration fees	88,532	395	13,258	9,399
Trustees’ fees	3,297	—	60	289
Other payables and accrued expenses	121,686	39,949	46,375	51,022
Total liabilities	7,432,293	1,579,583	16,510,693	7,625,248

Net assets
Capital paid-in	$831,912,533	$31,561,602	$605,692,129	$101,993,561
Undistributed net investment income (loss)	1,787,491	61,192	1,243,269	(261,399)
Accumulated undistributed net realized gain (loss) on investments	(200,626,521)	(6,480,326)	(130,393,129)	(28,936,791)
Net unrealized appreciation (depreciation) on investments	(147,660,408)	(8,287,382)	(148,537,269)	(5,599,959)
Net assets	$485,413,095	$16,855,086	$328,005,000	$67,195,412
Investments in unaffiliated issuers, including repurchase agreements,
at cost	$628,555,535	$25,020,528	$474,778,941	$71,968,012
Investments in affiliated issuers, at cost	$6,936,648	$1,370,125	$16,451,000	$3,973,118

Net asset value per share
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class NAV
Net assets	$485,413,095	$16,855,086	$328,005,000	$67,195,412
Shares outstanding	75,333,190	3,265,455	57,170,665	12,180,152
Net asset value, offering price and redemption price per share	$6.44	$5.16	$5.74	$5.52

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	Absolute	Active	All Cap	All Cap
	Return	Bond	Core	Growth
Investment income	Portfolio	Fund	Fund	Fund
Interest	$10	$18,220,354	$107,145	$11,319
Dividends	23,614	53,330	4,807,598	839,818
Income distributions received from affiliated underlying funds	127,600	—	—	—
Securities lending	—	57,556	71,850	1,301
Income from affiliated issuers	—	—	4,171	343
Less foreign taxes withheld	—	—	—	(4,704)
Total investment income	151,224	18,331,240	4,990,764	848,077

Expenses
Investment management fees (Note 6)	2,391	1,649,472	1,595,191	404,813
Class A distribution and service fees (Note 6)	1,587	—	—	—
Class B distribution and service fees (Note 6)	5,202	—	—	—
Class C distribution and service fees (Note 6)	5,202	—	—	—
Class 1 distribution and service fees (Note 6)	302	7,606	—	15,837
Fund administration fees (Note 6)	404	43,071	47,093	8,073
Audit and legal fees	17,031	24,426	19,086	16,435
Custodian fees	5,055	121,645	18,002	15,626
Trustees’ fees (Note 7)	27	2,742	3,146	540
Registration and filing fees	3,350	7,268	13,393	2,517
Miscellaneous	45	1,696	1,135	1,399
Total expenses	40,596	1,857,926	1,697,046	465,240
Net expense reductions (Note 6)	(24,825)	—	—	—
Net expenses	15,771	1,857,926	1,697,046	465,240
Net investment income (loss)	135,453	16,473,314	3,293,718	382,837

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(103,624)	(3,760,384)	(194,369,165)	(34,302,330)
Investments in affiliated underlying funds	(180,882)	—	—	—
Capital gain distributions received from affiliated underlying funds	86,579	—	—	—
Futures contracts	—	331,854	(25,055,786)	—
Swap contracts	—	119,266	—	—
Foreign currency transactions	—	2,319	—	(101,294)
	(197,927)	(3,306,945)	(219,424,951)	(34,403,624)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(116,639)	(51,264,937)	(62,408,785)	(11,740,320)
Investments in affiliated underlying funds	(1,644,895)	—	—	—
Futures contracts	(494)	106,649	(4,130,375)	—
Swap contracts	—	(51,187)	—	—
Translation of assets and liabilities in foreign currencies	—	(8,709)	—	1,696
	(1,762,028)	(51,218,184)	(66,539,160)	(11,738,624)
Net realized and unrealized gain (loss)	(1,959,955)	(54,525,129)	(285,964,111)	(46,142,248)

Increase (decrease) in net assets from operations	($1,824,502)	($38,051,815)	($282,670,393)	($45,759,411)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	All Cap	Alpha	Alternative Asset	American Diversified
	Value	Opportunities	Allocation	Growth & Income
Investment income	Fund	Fund[1]	Fund[2]	Fund
Interest	$4,801	$18,966	—	—
Dividends	881,804	1,677,840	—	$50,127
Income distributions received from affiliated underlying funds	—	—	$1,789	—
Securities lending	5,012	—	—	—
Income from affiliated issuers	530	—	—	—
Less foreign taxes withheld	(3,333)	(18,672)	—	—
Total investment income	888,814	1,678,134	1,789	50,127

Expenses
Investment management fees (Note 6)	399,104	1,084,229	297	447
Class A distribution and service fees (Note 6)	—	—	454	—
Class 1 distribution and service fees (Note 6)	13,673	—	—	501
Fund administration fees (Note 6)	7,096	7,246	29	73
Audit and legal fees	16,166	14,080	7,822	14,242
Printing and postage fees (Note 6)	—	—	57	—
Custodian fees	9,971	4,738	1,874	6,033
Trustees’ fees (Note 7)	473	174	171	25
Registration and filing fees	2,944	3,600	1,965	179
Miscellaneous	158	2	85	1
Total expenses	449,585	1,114,069	12,754	21,501
Net expense reductions (Note 6)	—	—	(11,886)	(20,906)
Net expenses	449,585	1,114,069	868	595
Net investment income (loss)	439,229	564,065	921	49,532

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(13,862,057)	(29,785,792)	—	(55,533)
Investments in affiliated underlying funds	—	—	62	—
Capital gain distributions received from affiliated underlying funds	—	—	—	24,103
Foreign currency transactions	—	7,586	—	—
	(13,862,057)	(29,778,206)	62	(31,430)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(21,525,687)	(30,948,675)	(12,856)	(755,063)
Investments in affiliated underlying funds	—	—	(80,416)	—
Translation of assets and liabilities in foreign currencies	—	(9,131)	—	—
	(21,525,687)	(30,957,806)	(93,272)	(755,063)
Net realized and unrealized gain (loss)	(35,387,744)	(60,736,012)	(93,210)	(786,493)

Increase (decrease) in net assets from operations	($34,948,515)	($60,171,947)	($92,289)	($736,961)

1 Period from 10-7-08 (commencement of operations) to 2-28-09.
2 Period from 1-2-09 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	American Fundamental	American Global	Blue Chip	Capital
	Holdings	Diversification	Growth	Appreciation
Investment income	Fund	Fund	Fund	Fund
Interest	—	—	$90,232	$36,923
Dividends	$32,789	$37,007	7,372,606	3,876,758
Securities lending	—	—	266,763	25,418
Income from affiliated issuers	—	—	11,836	16,380
Less foreign taxes withheld	—	—	(40,946)	(32,904)
Total investment income	32,789	37,007	7,700,491	3,922,575

Expenses
Investment management fees (Note 6)	299	293	5,367,590	2,748,866
Class 1 distribution and service fees (Note 6)	338	330	32,562	10,754
Fund administration fees (Note 6)	73	73	144,769	69,710
Audit and legal fees	14,242	14,242	26,374	20,594
Custodian fees	6,033	6,033	80,773	30,041
Trustees’ fees (Note 7)	26	25	9,593	4,684
Registration and filing fees	179	179	26,706	17,990
Miscellaneous	—	—	4,912	2,683
Total expenses	21,190	21,175	5,693,279	2,905,322
Net expense reductions (Note 6)	(20,788)	(20,782)	(198,813)	—
Net expenses	402	393	5,494,466	2,905,322
Net investment income (loss)	32,387	36,614	2,206,025	1,017,253

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(29,009)	(36,034)	(335,436,202)	(157,002,924)
Capital gain distributions received from affiliated underlying funds	12,181	21,502	—	—
Foreign currency transactions	—	—	29,809	(15,263)
	(16,828)	(14,532)	(335,406,393)	(157,018,187)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(425,220)	(496,073)	(478,384,272)	(199,496,118)
Translation of assets and liabilities in foreign currencies	—	—	(4,689)	(5,589)
	(425,220)	(496,073)	(478,388,961)	(199,501,707)
Net realized and unrealized gain (loss)	(442,048)	(510,605)	(813,795,354)	(356,519,894)

Increase (decrease) in net assets from operations	($409,661)	($473,991)	($811,589,329)	($355,502,641)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

			Emerging	Emerging
	Core	Core	Markets	Small
	Bond	Equity	Value	Company
Investment income	Fund	Fund	Fund	Fund
Interest	$5,980,749	$38,267	$20,732	$4,202
Dividends	—	2,103,318	5,346,168	121,823
Securities lending	3,326	371,287	218,224	22,063
Income from affiliated issuers	—	—	—	2,543
Less foreign taxes withheld	(3,160)	(162)	(535,890)	(93)
Total investment income	5,980,915	2,512,710	5,049,234	150,538

Expenses
Investment management fees (Note 6)	684,147	897,521	2,210,140	176,465
Class 1 distribution and service fees (Note 6)	1,233	1,437	—	6,187
Fund administration fees (Note 6)	20,423	35,484	37,779	3,379
Audit and legal fees	22,828	18,433	20,056	16,063
Custodian fees	103,903	16,299	231,121	7,419
Trustees’ fees (Note 7)	1,331	2,260	2,434	220
Registration and filing fees	3,808	7,142	10,138	1,934
Miscellaneous	899	1,351	3,458	204
Total expenses	838,572	979,927	2,515,126	211,871
Net expense reductions (Note 6)	—	(17,863)	—	—
Net expenses	838,572	962,064	2,515,126	211,871
Net investment income (loss)	5,142,343	1,550,646	2,534,108	(61,333)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(2,624,751)	(419,155,281)	(29,715,083)[1]	(18,430,255)
Short sales	(21,484)	—	—	—
Foreign currency transactions	—	919	(553,206)	(18,468)
	(2,646,235)	(419,154,362)	(30,268,289)	(18,448,723)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(3,998,331)	150,444,165	(311,136,059)	(10,948,843)
Short sales	(58,984)	—	—	—
Translation of assets and liabilities in foreign currencies	—	(22)	(65,106)	(280)
	(4,057,315)	150,444,143	(311,201,165)	(10,949,123)
Net realized and unrealized gain (loss)	(6,703,550)	(268,710,219)	(341,469,454)	(29,397,846)

Increase (decrease) in net assets from operations	($1,561,207)	($267,159,573)	($338,935,346)	($29,459,179)

1 Net of India foreign taxes of $6,757.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

		Fundamental	Global	Global
	Equity-Income	Value	Agribusiness	Bond
Investment income	Fund	Fund	Fund[1]	Fund
Interest	$278,399	$388,325	—	$14,031,494
Dividends	13,837,052	11,419,058	$3,723	—
Securities lending	525,846	739,251	—	—
Income from affiliated issuers	19,219	30,240	—	—
Less foreign taxes withheld	(66,000)	(82,562)	(38)	—
Total investment income	14,594,516	12,494,312	3,685	14,031,494

Expenses
Investment management fees (Note 6)	2,776,227	4,152,058	2,571	1,770,394
Class A distribution and service fees (Note 6)	—	—	454	—
Class 1 distribution and service fees (Note 6)	29,665	17,904	—	15,120
Fund administration fees (Note 6)	68,785	92,608	57	60,175
Audit and legal fees	20,940	22,323	7,822	37,486
Printing and postage fees (Note 6)	—	—	114	—
Custodian fees	33,487	95,613	1,874	319,937
Trustees’ fees (Note 7)	4,469	6,142	171	3,931
Registration and filing fees	12,981	25,417	2,850	8,194
Interest expense on securities sold short	—	—	—	3,665
Miscellaneous	3,037	3,465	85	15,357
Total expenses	2,949,591	4,415,530	15,998	2,234,259
Net expense reductions (Note 6)	(103,343)	—	(12,293)	—
Net expenses	2,846,248	4,415,530	3,705	2,234,259
Net investment income (loss)	11,748,268	8,078,782	(20)	11,797,235

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(133,155,777)	(197,831,204)	(19,075)	6,463,122
Futures contracts	—	—	—	8,043,875
Options written	—	—	—	(1,934,762)
Short sales	—	—	—	(1,020,080)
Swap contracts	—	—	—	(3,059,678)
Foreign currency transactions	(29,081)	68,412	(1,123)	(8,501,141)
	(133,184,858)	(197,762,792)	(20,198)	(8,664)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(293,230,116)	(511,268,288)	(78,475)	(77,265,687)
Futures contracts	—	—	—	4,086,502
Options written	—	—	—	(9,643,150)
Short sales	—	—	—	883,615
Swap contracts	—	—	—	(1,444,601)
Translation of assets and liabilities in foreign currencies	6,432	(2,564)	40	11,814,607
	(293,223,684)	(511,270,852)	(78,435)	(71,568,714)
Net realized and unrealized gain (loss)	(426,408,542)	(709,033,644)	(98,633)	(71,577,378)

Increase (decrease) in net assets from operations	($414,660,274)	($700,954,862)	($98,653)	($59,780,143)

1 Period from 1-2-09 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

352

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	Global	Global	Global
	Infrastructure	Real Estate	Timber	High Income
Investment income	Fund[1]	Fund	Fund[1]	Fund
Interest	—	$15,137	—	$25,552,339
Dividends	$6,453	11,644,923	$4,729	2,555,034
Securities lending	—	41,135	—	24,673
Income from affiliated issuers	—	3,950	—	777
Less foreign taxes withheld	(223)	(500,544)	—	(3,857)
Total investment income	6,230	11,204,601	4,729	28,128,966

Expenses
Investment management fees (Note 6)	2,436	2,009,887	2,270	1,133,440
Class A distribution and service fees (Note 6)	430	—	401	—
Fund administration fees (Note 6)	57	37,540	57	29,910
Audit and legal fees	7,822	19,836	7,822	24,065
Printing and postage fees (Note 6)	114	—	114	—
Custodian fees	1,874	240,288	1,874	17,122
Trustees’ fees (Note 7)	171	2,457	171	1,948
Registration and filing fees	1,965	12,584	1,965	9,881
Miscellaneous	86	1,400	86	1,005
Total expenses	14,955	2,323,992	14,760	1,217,371
Net expense reductions (Note 6)	(11,444)	—	(11,488)	—
Net expenses	3,511	2,323,992	3,272	1,217,371
Net investment income (loss)	2,719	8,880,609	1,457	26,911,595

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(3,337)	(187,263,563)	(95,210)	(11,336,452)
Foreign currency transactions	(6,314)	22,604,075	(12,350)	723,447
	(9,651)	(164,659,488)	(107,560)	(10,613,005)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(380,251)	(159,854,185)	(518,940)	(185,193,316)
Options written	—	—	—	(8,364,104)
Translation of assets and liabilities in foreign currencies	(11)	2,140,947	3	44,546
	(380,262)	(157,713,238)	(518,937)	(193,512,874)
Net realized and unrealized gain (loss)	(389,913)	(322,372,726)	(626,497)	(204,125,879)

Increase (decrease) in net assets from operations	($387,194)	($313,492,117)	($625,040)	($177,214,284)

1 Period from 1-2-09 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	High	Index	International	International
	Yield	500	Equity Index	Opportunities
Investment income	Fund	Fund	Fund	Fund
Interest	$82,377,799	$158,499	$99,820	$122,032
Dividends	475,438	23,088,859	5,013,521	3,805,373
Securities lending	169,611	353,046	105,454	127,078
Income from affiliated issuers	213,003	—	7,294	16,031
Less foreign taxes withheld	(59,931)	(1,001)	(451,725)	(180,118)
Total investment income	83,175,920	23,599,403	4,774,364	3,890,396

Expenses
Investment management fees (Note 6)	4,028,444	3,385,529	973,904	2,603,235
Class 1 distribution and service fees (Note 6)	8,155	—	—	5,185
Fund administration fees (Note 6)	117,148	35,312	34,567	61,524
Audit and legal fees	32,202	17,681	18,821	21,527
Custodian fees	147,990	4,487	4,783	373,429
Trustees’ fees (Note 7)	7,550	2,536	2,285	4,001
Registration and filing fees	17,288	21,005	9,615	12,529
Miscellaneous	3,367	1,853	488	2,138
Total expenses	4,362,144	3,468,403	1,044,463	3,083,568
Net investment income (loss)	78,813,776	20,131,000	3,729,901	806,828

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(94,914,878)	(81,792,500)	(5,420,071)	(213,625,483)
Futures contracts	—	(1,654,160)	(6,977,216)	—
Foreign currency transactions	(6,512,638)	—	(1,497,492)	(1,149,478)
	(101,427,516)	(83,446,660)	(13,894,779)	(214,774,961)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(390,738,760)	(573,928,962)	(225,371,679)[1]	(203,484,025)
Futures contracts	—	(3,789,494)	(403,975)	—
Translation of assets and liabilities in foreign currencies	(362,867)	—	(534,531)	(71,279)
	(391,101,627)	(577,718,456)	(226,310,185)	(203,555,304)
Net realized and unrealized gain (loss)	(492,529,143)	(661,165,116)	(240,204,964)	(418,330,265)

Increase (decrease) in net assets from operations	($413,715,367)	($641,034,116)	($236,475,063)	($417,523,437)

1 Net of $2,021 decreased in deferred India foreign withholding taxes.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	International	International	International	Investment
	Small Cap	Small Company	Value	Quality Bond
Investment income	Fund	Fund	Fund	Fund
Interest	$72,217	$4,843	$130,934	$4,920,208
Dividends	4,148,945	3,282,578	13,369,889	—
Securities lending	108,153	150,193	497,437	9,371
Income from affiliated issuers	3,769	5,303	34,153	—
Less foreign taxes withheld	(205,489)	(151,819)	(932,549)	—
Total investment income	4,127,595	3,291,098	13,099,864	4,929,579

Expenses
Investment management fees (Note 6)	1,264,141	1,327,983	3,956,232	501,358
Class 1 distribution and service fees (Note 6)	13,927	—	62,335	13,211
Fund administration fees (Note 6)	32,267	21,754	115,581	13,617
Audit and legal fees	20,340	18,502	27,301	22,504
Custodian fees	315,188	138,398	715,355	58,234
Trustees’ fees (Note 7)	2,110	1,408	7,546	895
Registration and filing fees	6,288	9,836	24,211	3,606
Miscellaneous	790	937	8,926	463
Total expenses	1,655,051	1,518,818	4,917,487	613,888
Net expense reductions (Note 6)	—	—	(88,793)	—
Net expenses	1,655,051	1,518,818	4,828,694	613,888
Net investment income (loss)	2,472,544	1,772,280	8,271,170	4,315,691

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(11,650,356)	(5,566,724)	(45,406,671)	(433,891)
Futures contracts	—	—	—	(180,437)
Bond forward contracts	—	—	—	(3,370,935)
Swap contracts	—	—	—	(9,476)
Foreign currency transactions	(700,718)	(310,405)	(2,291,616)	263,829
	(12,351,074)	(5,877,129)	(47,698,287)	(3,730,910)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(162,330,783)	(183,313,154)	(554,592,697)	(9,300,238)
Futures contracts	—	—	—	49,839
Bond forward contracts	—	—	—	639,667
Swap contracts	—	—	—	(230,096)
Translation of assets and liabilities in foreign currencies	(684,587)	3,668	479,914	5,056
	(163,015,370)	(183,309,486)	(554,112,783)	(8,835,772)
Net realized and unrealized gain (loss)	(175,366,444)	(189,186,615)	(601,811,070)	(12,566,682)

Increase (decrease) in net assets from operations	($172,893,900)	($187,414,335)	($593,539,900)	($8,250,991)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	Large	Large Cap	Mid Cap	Mid Cap
	Cap	Value	Index	Intersection
Investment income	Fund	Fund	Fund	Fund
Interest	$7,163	$1,878	$72,652	$7,246
Dividends	2,708,559	6,791,922	3,049,711	1,467,778
Securities lending	24,143	57,228	321,008	35,029
Income from affiliated issuers	745	3,185	8,330	—
Total investment income	2,740,610	6,854,213	3,451,701	1,510,053

Expenses
Investment management fees (Note 6)	811,395	1,974,516	708,579	646,877
Class 1 distribution and service fees (Note 6)	4,507	20,445	—	—
Fund administration fees (Note 6)	28,409	43,669	23,333	23,517
Audit and legal fees	17,812	16,077	17,029	17,721
Custodian fees	10,522	12,102	4,977	10,676
Trustees’ fees (Note 7)	1,832	2,864	1,742	1,527
Registration and filing fees	5,910	11,218	6,711	6,465
Miscellaneous	1,022	2,619	1,168	663
Total expenses	881,409	2,083,510	763,539	707,446
Net investment income (loss)	1,859,201	4,770,703	2,688,162	802,607

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(125,232,048)	(155,947,848)	(32,538,895)	(59,932,658)
Futures contracts	—	—	(3,764,845)	865,340
	(125,232,048)	(155,947,848)	(36,303,740)	(59,067,318)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(34,547,108)	(145,898,762)	(128,886,165)	(52,691,519)
Futures contracts	—	—	(1,251,834)	(13,422)
	(34,547,108)	(145,898,762)	(130,137,999)	(52,704,941)
Net realized and unrealized gain (loss)	(159,779,156)	(301,846,610)	(166,441,739)	(111,772,259)

Increase (decrease) in net assets from operations	($157,919,955)	($297,075,907)	($163,753,577)	($110,969,652)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	Mid Cap	Mid Cap	Mid Cap
	Stock	Value	Value Equity	Mid Value
Investment income	Fund	Fund	Fund	Fund[1]
Interest	$107,148	$17,285	$11,942	$4,899
Dividends	2,032,133	1,599,406	881,270	105,303
Securities lending	237,944	54,002	47,451	—
Income from affiliated issuers	15,459	7,005	1,401	—
Less foreign taxes withheld	(5,947)	(813)	(3,909)	(572)
Total investment income	2,386,737	1,676,885	938,155	109,630

Expenses
Investment management fees (Note 6)	2,036,504	477,786	286,478	54,991
Class 1 distribution and service fees (Note 6)	62,469	14,566	—	—
Fund administration fees (Note 6)	49,406	18,749	9,375	825
Audit and legal fees	19,312	17,109	16,363	9,253
Custodian fees	55,712	10,242	30,742	1,808
Trustees’ fees (Note 7)	3,229	1,197	602	165
Registration and filing fees	12,538	3,419	4,083	1,896
Miscellaneous	1,853	470	222	83
Total expenses	2,241,023	543,538	347,865	69,021
Net expense reductions (Note 6)	—	—	—	(2,649)
Net expenses	2,241,023	543,538	347,865	66,372
Net investment income (loss)	145,714	1,133,347	590,290	43,258

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(183,424,229)	(82,031,311)	(14,925,084)	(331,606)
Foreign currency transactions	(73,072)	1,038	(85)	229
	(183,497,301)	(82,030,273)	(14,925,169)	(331,377)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(141,553,774)	9,029,827	(31,075,133)	(7,112,484)
Translation of assets and liabilities in foreign currencies	(3,186)	(12)	(192)	(9)
	(141,556,960)	9,029,815	(31,075,325)	(7,112,493)
Net realized and unrealized gain (loss)	(325,054,261)	(73,000,458)	(46,000,494)	(7,443,870)

Increase (decrease) in net assets from operations	($324,908,547)	($71,867,111)	($45,410,204)	($7,400,612)

1 Period from 1-2-09 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	Natural	Optimized All	Real Estate	Real Estate
	Resources	Cap	Equity	Securities
Investment income	Fund	Fund	Fund	Fund
Interest	$62,340	$44	$527,399	$1,799
Dividends	4,961,415	37,992	5,650,672	2,435,507
Securities lending	66,994	188	192,493	3,264
Income from affiliated issuers	4,793	90	4,467	441
Less foreign taxes withheld	(362,986)	(225)	(14,015)	—
Total investment income	4,732,556	38,089	6,361,016	2,441,011

Expenses
Investment management fees (Note 6)	2,044,272	11,745	744,688	251,031
Class A distribution and service fees (Note 6)	—	1,291	—	—
Class B distribution and service fees (Note 6)	—	4,234	—	—
Class C distribution and service fees (Note 6)	—	4,234	—	—
Class 1 distribution and service fees (Note 6)	24,649	—	—	17,931
Fund administration fees (Note 6)	58,461	415	18,228	9,087
Audit and legal fees	20,878	16,819	17,067	16,379
Custodian fees	95,981	19,958	11,196	19,632
Trustees’ fees (Note 7)	3,716	25	1,194	600
Registration and filing fees	8,400	1,171	6,705	2,528
Miscellaneous	1,901	49	431	299
Total expenses	2,258,258	59,941	799,509	317,487
Net expense reductions (Note 6)	—	(36,239)	(29,970)	—
Net expenses	2,258,258	23,702	769,539	317,487
Net investment income (loss)	2,474,298	14,387	5,591,477	2,123,524

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(33,799,577)	(1,361,195)	(73,330,945)	(30,788,764)
Foreign currency transactions	(78,637)	9	—	—
	(33,878,214)	(1,361,186)	(73,330,945)	(30,788,764)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(305,400,463)	(1,039,009)	(91,022,370)	(39,220,272)
Translation of assets and liabilities in foreign currencies	2,350	(1)	—	—
	(305,398,113)	(1,039,010)	(91,022,370)	(39,220,272)
Net realized and unrealized gain (loss)	(339,276,327)	(2,400,196)	(164,353,315)	(70,009,036)

Increase (decrease) in net assets from operations	($336,802,029)	($2,385,809)	($158,761,838)	($67,885,512)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

		Short Term
	Real Return	Government	Small Cap	Small Cap
	Bond	Income	Growth	Index
Investment income	Fund	Fund[1]	Fund[2]	Fund
Interest	$15,987,696	$17,119	$6,680	$20,537
Dividends	55,000	—	239,899	989,474
Securities lending	14,446	—	—	165,035
Income from affiliated issuers	—	—	—	10,892
Less foreign taxes withheld	—	—	(6,103)	(268)
Total investment income	16,057,142	17,119	240,476	1,185,670

Expenses
Investment management fees (Note 6)	2,571,833	6,148	376,250	256,020
Class 1 distribution and service fees (Note 6)	11,333	—	—	—
Fund administration fees (Note 6)	69,515	110	4,434	5,929
Audit and legal fees	35,520	7,410	15,552	16,051
Custodian fees	147,441	1,808	8,034	4,733
Trustees’ fees (Note 7)	4,449	165	298	384
Registration and filing fees	26,171	611	2,336	3,337
Interest expense on securities sold short	54,610	—	—	—
Miscellaneous	2,232	82	80	361
Total expenses	2,923,104	16,334	406,984	286,815
Net investment income (loss)	13,134,038	785	(166,508)	898,855

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(76,562,774)	(7,953)	(17,620,533)	(20,747,874)
Futures contracts	(2,052,997)	—	—	(1,564,879)
Options written	1,646,607	—	—	—
Short sales	3,790,108	—	—	—
Swap contracts	(18,393,233)	—	—	—
Foreign currency transactions	(286,369)	—	—	(7)
	(91,858,658)	(7,953)	(17,620,533)	(22,312,760)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(30,068,084)	(1,187)	(9,501,437)	(39,594,953)
Futures contracts	19,152,201	—	—	(3,116,733)
Options written	(631,918)	—	—	—
Short sales	4,269,160	—	—	—
Swap contracts	(3,952,033)	—	—	—
Translation of assets and liabilities in foreign currencies	(3,926,186)	—	—	—
	(15,156,860)	(1,187)	(9,501,437)	(42,711,686)
Net realized and unrealized gain (loss)	(107,015,518)	(9,140)	(27,121,970)	(65,024,446)

Increase (decrease) in net assets from operations	($93,881,480)	($8,355)	($27,288,478)	($64,125,591)

1 Period from 1-2-09 (commencement of operations) to 2-28-09.
2 Period from 9-9-08 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	Small Cap	Small Cap	Small Company	Small Company
	Opportunities	Value	Growth	Value
Investment income	Fund	Fund[1]	Fund	Fund
Interest	$5,534	$35	$9,762	$86,439
Dividends	1,026,473	45,707	333,758	3,834,692
Securities lending	118,043	—	254,082	263,715
Income from affiliated issuers	10,087	—	9,778	24,916
Less foreign taxes withheld	(1,229)	—	—	(1,394)
Total investment income	1,158,908	45,742	607,380	4,208,368

Expenses
Investment management fees (Note 6)	475,044	22,080	648,275	2,029,085
Class 1 distribution and service fees (Note 6)	7,472	—	—	23,356
Fund administration fees (Note 6)	19,177	289	14,903	34,360
Audit and legal fees	27,280	9,779	16,808	18,291
Custodian fees	—	2,433	12,496	25,712
Trustees’ fees (Note 7)	—	21	943	2,229
Registration and filing fees	—	487	5,105	11,754
Miscellaneous	1,718	7	982	1,118
Total expenses	530,691	35,096	699,512	2,145,905
Net expense reductions (Note 6)	(13,917)	—	—	(95,294)
Net expenses	516,774	35,096	699,512	2,050,611
Net investment income (loss)	642,134	10,646	(92,132)	2,157,757

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(27,447,313)	(44,702)	(14,787,735)	(12,810,061)
Futures contracts	601,028	—	—	—
Foreign currency transactions	2,741	—	—	(9,960)
	(26,843,544)	(44,702)	(14,787,735)	(12,820,021)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(35,273,074)	(1,857,779)	(57,873,256)	(233,569,812)
	(35,273,074)	(1,857,779)	(57,873,256)	(233,569,812)
Net realized and unrealized gain (loss)	(62,116,618)	(1,902,481)	(72,660,991)	(246,389,833)

Increase (decrease) in net assets from operations	($61,474,484)	($1,891,835)	($72,753,123)	($244,232,076)

1 Period from 12-16-08 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	Smaller Company	Spectrum	Strategic	Strategic
	Growth	Income	Bond	Income
Investment income	Fund[1]	Fund	Fund	Fund
Interest	$6,336	$25,542,135	$16,292,913	$16,749,406
Dividends	294,969	3,160,152	104,300	11,726
Securities lending	—	134,694	46,476	46,601
Income from affiliated issuers	—	2,767	494	355
Less foreign taxes withheld	(1,617)	(27,719)	(22,151)	(7,670)
Total investment income	299,688	28,812,029	16,422,032	16,800,418

Expenses
Investment management fees (Note 6)	438,173	3,334,775	1,465,424	1,374,971
Class 1 distribution and service fees (Note 6)	—	—	8,335	—
Fund administration fees (Note 6)	22,057	76,306	36,087	32,813
Audit and legal fees	13,792	30,656	24,729	24,359
Custodian fees	4,738	411,800	109,217	65,875
Trustees’ fees (Note 7)	156	5,004	2,353	2,139
Registration and filing fees	3,600	14,615	6,976	7,743
Miscellaneous	—	3,277	1,126	5,687
Total expenses	482,516	3,876,433	1,654,247	1,513,587
Net expense reductions (Note 6)	(48,720)	(107,646)	—	—
Net expenses	433,796	3,768,787	1,654,247	1,513,587
Net investment income (loss)	(134,108)	25,043,242	14,767,785	15,286,831

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(5,867,053)	(33,325,224)	(4,352,441)	(1,999,440)
Futures contracts	(256,926)	1,106,530	10,822,809	254,418
Options written	—	9,821	1,326,509	7,107,044
Swap contracts	—	335,235	—	—
Foreign currency transactions	(24)	(425,964)	(2,147,254)	17,438,016
	(6,124,003)	(32,299,602)	5,649,623	22,800,038
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(18,217,871)	(120,568,078)	(81,946,008)	(78,760,511)
Futures contracts	(168,459)	162,370	(2,185,077)	726,092
Options written	—	—	93,238	(749,327)
Swap contracts	—	(24,815)	—	—
Translation of assets and liabilities in foreign currencies	—	968,235	(222,104)	2,889,373
	(18,386,330)	(119,462,288)	(84,259,951)	(75,894,373)
Net realized and unrealized gain (loss)	(24,510,333)	(151,761,890)	(78,610,328)	(53,094,335)

Increase (decrease) in net assets from operations	($24,644,441)	($126,718,648)	($63,842,543)	($37,807,504)

1 Period from 10-7-08 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	Total Bond	Total	U.S. Government	U.S. High
	Market	Return	Securities	Yield Bond
Investment income	Fund	Fund	Fund	Fund
Interest	$5,946,647	$38,258,925	$3,393,549	$23,763,642
Dividends	—	595,388	8,791	7,212
Securities lending	151,039	6,886	5,287	20,032
Income from affiliated issuers	—	—	—	26,696
Total investment income	6,097,686	38,861,199	3,407,627	23,817,582

Expenses
Investment management fees (Note 6)	701,786	5,163,617	514,564	1,650,596
Class 1 distribution and service fees (Note 6)	—	40,007	11,055	1,795
Fund administration fees (Note 6)	4,086	131,810	14,715	31,989
Audit and legal fees	21,252	39,617	22,625	23,855
Custodian fees	4,886	198,170	45,299	33,357
Trustees’ fees (Note 7)	269	8,630	953	2,091
Registration and filing fees	1,737	21,051	3,350	7,854
Miscellaneous	128	4,668	144	1,275
Total expenses	734,144	5,607,570	612,705	1,752,812
Net investment income (loss)	5,363,542	33,253,629	2,794,922	22,064,770

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	8,525,085	50,489,339	2,264,494	(9,122,717)
Futures contracts	—	19,547,211	2,546,710	—
Options written	—	(18,869,985)	—	—
Short sales	—	(2,273,806)	—	—
Swap contracts	—	(22,820,013)	—	—
Foreign currency transactions	—	4,890,883	—	—
	8,525,085	30,963,629	4,811,204	(9,122,717)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	4,872,081	(131,982,709)	(5,990,288)	(100,530,396)
Futures contracts	—	19,648,547	337,731	—
Options written	—	(3,193,594)	(218,796)	—
Short sales	—	212,029	—	—
Swap contracts	—	13,222,482	—	—
Translation of assets and liabilities in foreign currencies	—	(3,895,101)	—	—
	4,872,081	(105,988,346)	(5,871,353)	(100,530,396)
Net realized and unrealized gain (loss)	13,397,166	(75,024,717)	(1,060,149)	(109,653,113)

Increase (decrease) in net assets from operations	$18,760,708	($41,771,088)	$1,734,773	($87,588,343)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Operations — For the Year Ended February 28, 2009 (Unaudited)

	U.S. Multi		Value &
	Sector	Value	Restructuring	Vista
Investment income	Fund	Fund	Fund	Fund
Interest	$40,828	$1,173	$50,695	$4,420
Dividends	7,594,971	263,676	5,060,416	276,312
Securities lending	36,401	3,783	71,128	34,507
Income from affiliated issuers	3,542	—	11,708	945
Less foreign taxes withheld	—	—	(15,311)	—
Total investment income	7,675,742	268,632	5,178,636	316,184

Expenses
Investment management fees (Note 6)	2,377,148	76,847	1,496,048	354,035
Fund administration fees (Note 6)	107,353	1,299	34,960	11,760
Audit and legal fees	24,480	15,705	24,012	16,560
Custodian fees	74,630	16,981	22,900	29,568
Trustees’ fees (Note 7)	6,933	86	2,317	748
Registration and filing fees	15,829	2,135	11,707	4,599
Miscellaneous	2,443	28	4,828	315
Total expenses	2,608,816	113,081	1,596,772	417,585
Net expense reductions (Note 6)	—	(10,556)	—	—
Net expenses	2,608,816	102,525	1,596,772	417,585
Net investment income (loss)	5,066,926	166,107	3,581,864	(101,401)

Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(96,801,904)	(4,162,418)	(97,942,032)	(28,318,430)
Futures contracts	(3,228,490)	—	—	—
Foreign currency transactions	—	—	5,440	267,913
	(100,030,394)	(4,162,418)	(97,936,592)	(28,050,517)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(162,559,300)	(8,459,378)	(206,291,859)	(25,049,673)
Futures contracts	(1,518,108)	—	—	—
Translation of assets and liabilities in foreign currencies	—	—	(123)	4,249
	(164,077,408)	(8,459,378)	(206,291,982)	(25,045,424)
Net realized and unrealized gain (loss)	(264,107,802)	(12,621,796)	(304,228,574)	(53,095,941)

Increase (decrease) in net assets from operations	($259,040,876)	($12,455,689)	($300,646,710)	($53,197,342)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Changes in Net Assets

	Absolute Return Portfolio		Active Bond Fund		All Cap Core Fund
	Six months ended		Six months ended		Six months ended
	2/28/09	Year ended	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$135,453	$152,778	$16,473,314	$29,493,014	$3,293,718	$7,416,817
Net realized gain (loss)	(197,927)	94,794	(3,306,945)	5,847,375	(219,424,951)	(66,244,881)
Change in net unrealized appreciation (depreciation)	(1,762,028)	(468,046)	(51,218,184)	(31,797,161)	(66,539,160)	(17,748,169)
Increase (decrease) in net assets resulting
from operations	(1,824,502)	(220,474)	(38,051,815)	3,543,228	(282,670,393)	(76,576,233)
Distributions to shareholders
From net investment income
Class A	(54,380)	(55,708)	—	—	—	—
Class B	(44,730)	(45,722)	—	—	—	—
Class C	(44,730)	(45,723)	—	—	—	—
Class 1	(67,499)	(59,281)	(930,125)	(1,814,384)	—	—
Class NAV	—	—	(15,780,490)	(28,839,200)	(7,243,920)	(6,486,217)
From net realized gain
Class A	(3,741)	(42,413)	—	—	—	—
Class B	(3,709)	(42,342)	—	—	—	—
Class C	(3,709)	(42,342)	—	—	—	—
Class 1	(4,377)	(42,437)	(110,903)	—	—	—
Class NAV	—	—	(1,887,681)	—	(42,261)	(26,614,213)
Total distributions	(226,875)	(375,968)	(18,709,199)	(30,653,584)	(7,286,181)	(33,100,430)
From Fund share transactions (Note 8)	338,490	482,379	(26,048,363)	55,374,517	(147,103,931)	343,669,788
Total increase (decrease)	(1,712,887)	(114,063)	(82,809,377)	28,264,161	(437,060,505)	233,993,125

Net assets
Beginning of period	5,528,795	5,642,858	586,862,666	558,598,505	710,654,959	476,661,834
End of period	$3,815,908	$5,528,795	$504,053,289	$586,862,666	$273,594,454	$710,654,959

Undistributed net investment income (loss)	($25,647)	$50,239	$3,926,486	$4,163,787	$1,191,877	$5,142,079

	All Cap Growth Fund		All Cap Value Fund		Alpha Opportunities Fund
	Six months ended		Six months ended		Period ended
	2/28/09[1]	Year ended	2/28/09	Year ended	2/28/09[2]
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)
From operations
Net investment income (loss)	$382,837	$42,427	$439,229	$738,914	$564,065
Net realized gain (loss)	(34,403,624)	1,580,271	(13,862,057)	3,762,451	(29,778,206)
Change in net unrealized appreciation (depreciation)	(11,738,624)	(20,346,613)	(21,525,687)	(9,162,486)	(30,957,806)
Increase (decrease) in net assets resulting
from operations	(45,759,411)	(18,723,915)	(34,948,515)	(4,661,121)	(60,171,947)
Distributions to shareholders
From net investment income
Class 1	(301,947)	(33,203)	(545,731)	(322,363)	—
Class NAV	—	(136,768)	(242,585)	(936,959)	(268,998)
From net realized gain
Class 1	(991,475)	(2,158,875)	(1,708,782)	(8,191,234)	—
Class NAV	—	(6,742,686)	(700,297)	(22,916,850)	—
Total distributions	(1,293,422)	(9,071,532)	(3,197,395)	(32,367,406)	(268,998)
From Fund share transactions (Note 8)	(2,075,814)	18,131,324	32,532,571	35,349,262	399,837,095
Total increase (decrease)	(49,128,647)	(9,664,123)	(5,613,339)	(1,679,265)	339,396,150

Net assets
Beginning of period	122,505,144	132,169,267	94,387,395	96,066,660	—
End of period	$73,376,497	$122,505,144	$88,774,056	$94,387,395	$339,396,150

Undistributed net investment income (loss)	$121,824	$40,934	$191,756	$540,843	$295,067

1 Class NAV shares were terminated on 12-3-08.
2 Period from 10-7-08 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Changes in Net Assets

	Alternative Asset	American Diversified		American Fundamental
	Allocation Fund	Growth & Income Fund		Holdings Fund
	Period ended	Six months ended		Six months ended
	2/28/09[1]	2/28/09	Period ended	2/28/09	Period ended
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	8/31/08[2]	(Unaudited)	8/31/08[2]
From operations
Net investment income (loss)	$921	$49,532	$2,362	$32,387	$3,659
Net realized gain (loss)	62	(31,430)	(36)	(16,828)	(40)
Change in net unrealized appreciation (depreciation)	(93,272)	(755,063)	(27,310)	(425,220)	(25,733)
Increase (decrease) in net assets resulting
from operations	(92,289)	(736,961)	(24,984)	(409,661)	(22,114)
Distributions to shareholders
From net investment income
Class 1	—	(47,109)	—	(29,345)	—
From net realized gain
Total distributions	—	(47,109)	—	(29,345)	—
From Fund share transactions (Note 8)	1,000,000	3,210,279	1,002,513	1,543,160	1,001,830
Total increase (decrease)	907,711	2,426,209	977,529	1,104,154	979,716

Net assets
Beginning of period	—	977,529	—	979,716	—
End of period	$907,711	$3,403,738	$977,529	$2,083,870	$979,716

Undistributed net investment income (loss)	$921	$4,866	$2,443	$6,782	$3,740

	American Global Diversification Fund		Blue Chip Growth Fund		Capital Appreciation Fund
	Six months ended		Six months ended		Six months ended
	2/28/09	Period ended	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08[2]	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$36,614	$3,134	$2,206,025	$5,734,415	$1,017,253	$3,870,347
Net realized gain (loss)	(14,532)	(51)	(335,406,393)	(86,740,230)	(157,018,187)	(93,206,731)
Change in net unrealized appreciation (depreciation)	(496,073)	(52,309)	(478,388,961)	(78,715,503)	(199,501,707)	17,409,818
Increase (decrease) in net assets resulting
from operations	(473,991)	(49,226)	(811,589,329)	(159,721,318)	(355,502,641)	(71,926,566)
Distributions to shareholders
From net investment income
Class 1	(34,804)	—	(371,815)	(766,798)	(204,967)	(170,414)
Class NAV	—	—	(3,992,625)	(6,644,801)	(3,728,929)	(2,403,139)
From net realized gain
Class 1	—	—	—	(962,777)	—	—
Class NAV	—	—	—	(7,396,503)	—	—
Total distributions	(34,804)	—	(4,364,440)	(15,770,879)	(3,933,896)	(2,573,553)
From Fund share transactions (Note 8)	1,490,387	1,001,799	(147,221,936)	530,669,682	34,101,132	457,104,102
Total increase (decrease)	981,592	952,573	(963,175,705)	355,177,485	(325,335,405)	382,603,983

Net assets
Beginning of period	952,573	—	2,041,691,470	1,686,513,985	1,034,587,532	651,983,549
End of period	$1,934,165	$952,573	$1,078,515,765	$2,041,691,470	$709,252,127	$1,034,587,532

Undistributed net investment income (loss)	$5,024	$3,214	$562,359	$2,720,774	$119,779	$3,036,422

1 Period from 1-2-09 (commencement of operations) to 2-28-09.
2 Period from 7-1-08 (commencement of operations) to 8-31-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Changes in Net Assets

	Core Bond Fund		Core Equity Fund		Emerging Markets Value Fund
	Six months ended		Six months ended		Six months ended
	2/28/09	Year ended	2/28/09[1]	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$5,142,343	$12,549,051	$1,550,646	$5,292,602	$2,534,108	$11,006,267
Net realized gain (loss)	(2,646,235)	3,571,383	(419,154,362)	(94,875,437)	(30,268,289)	13,439,266
Change in net unrealized appreciation (depreciation)	(4,057,315)	(1,700,465)	150,444,143	(219,063,955)	(311,201,165)	(106,355,012)
Increase (decrease) in net assets resulting
from operations	(1,561,207)	14,419,969	(267,159,573)	(308,646,790)	(338,935,346)	(81,909,479)
Distributions to shareholders
From net investment income
Class 1	(122,995)	(143,652)	(591,853)	(7,988)	—	—
Class NAV	(5,852,460)	(12,814,067)	(5,763,266)	(982,551)	(11,522,806)	(4,245,986)
From net realized gain
Class 1	(34,762)	—	—	(280,748)	—	—
Class NAV	(1,384,740)	—	—	(18,725,132)	(10,123,376)	(4,524,645)
Total distributions	(7,394,957)	(12,957,719)	(6,355,119)	(19,996,419)	(21,646,182)	(8,770,631)
From Fund share transactions (Note 8)	(80,847,479)	1,432,757	(435,729,629)	215,908,812	331,830,896	185,431,742
Total increase (decrease)	(89,803,643)	2,895,007	(709,244,321)	(112,734,397)	(28,750,632)	94,751,632

Net assets
Beginning of period	271,848,173	268,953,166	713,584,351	826,318,748	577,226,559	482,474,927
End of period	$182,044,530	$271,848,173	$4,340,030	$713,584,351	$548,475,927	$577,226,559

Undistributed net investment income (loss)	$1,411,944	$2,245,056	($249,222)	$4,555,251	($5,738)	$8,982,960

	Emerging Small Company Fund		Equity-Income Fund		Fundamental Value Fund
	Six months ended		Six months ended		Six months ended
	2/28/09[2]	Year ended	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	($61,333)	($136,089)	$11,748,268	$19,849,693	$8,078,782	$12,121,435
Net realized gain (loss)	(18,448,723)	(9,056,005)	(133,184,858)	72,569,551	(197,762,792)	(21,583,098)
Change in net unrealized appreciation (depreciation)	(10,949,123)	(926,662)	(293,223,684)	(208,599,184)	(511,270,852)	(157,896,166)
Increase (decrease) in net assets resulting
from operations	(29,459,179)	(10,118,756)	(414,660,274)	(116,179,940)	(700,954,862)	(167,357,829)
Distributions to shareholders
From net investment income
Class 1	—	—	(3,754,027)	(3,363,159)	(1,121,380)	(823,974)
Class NAV	—	—	(17,840,719)	(13,034,344)	(13,340,051)	(11,149,819)
From net realized gain
Class 1	—	—	(11,259,896)	(9,699,757)	—	(723,847)
Class NAV	—	—	(52,423,854)	(36,512,245)	—	(9,327,751)
Total distributions	—	—	(85,278,496)	(62,609,505)	(14,461,431)	(22,025,391)
From Fund share transactions (Note 8)	(26,641,203)	29,879,189	153,163,198	191,910,595	(56,167,529)	765,613,566
Total increase (decrease)	(56,100,382)	19,760,433	(346,775,572)	13,121,150	(771,583,822)	576,230,346

Net assets
Beginning of period	75,118,535	55,358,102	936,657,800	923,536,650	1,606,932,123	1,030,701,777
End of period	$19,018,153	$75,118,535	$589,882,228	$936,657,800	$835,348,301	$1,606,932,123

Undistributed net investment income (loss)	($61,333)	—	$4,484,671	$14,331,149	$2,366,621	$8,749,270

1 Class NAV shares were terminated on 12-2-08.
2 Class NAV shares were terminated on 11-20-08.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Changes in Net Assets

	Global Agribusiness Fund	Global Bond Fund		Global Infrastructure Fund
	Period ended	Six months ended		Period ended
	2/28/09[1]	2/28/09	Year ended	2/28/09[1]
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	8/31/08	(Unaudited)
From operations
Net investment income (loss)	($20)	$11,797,235	$34,332,555	$2,719
Net realized gain (loss)	(20,198)	(8,664)	99,578,956	(9,651)
Change in net unrealized appreciation (depreciation)	(78,435)	(71,568,714)	(58,957,988)	(380,262)
Increase (decrease) in net assets resulting
from operations	(98,653)	(59,780,143)	74,953,523	(387,194)
Distributions to shareholders
From net investment income
Class 1	—	(7,974,069)	(2,457,157)	—
Class NAV	—	(59,477,604)	(38,950,086)	—
From net realized gain
Class 1	—	(5,137,229)	(351,410)	—
Class NAV	—	(38,284,136)	(5,770,886)	—
Total distributions	—	(110,873,038)	(47,529,539)	—
From Fund share transactions (Note 8)	2,000,000	27,614,992	(240,431,909)	2,000,000
Total increase (decrease)	1,901,347	(143,038,189)	(213,007,925)	1,612,806

Net assets
Beginning of period	—	583,469,333	796,477,258	—
End of period	$1,901,347	$440,431,144	$583,469,333	$1,612,806

Undistributed net investment income (loss)	($20)	$12,259,580	$67,914,018	$2,719

	Global Real Estate Fund		Global Timber Fund	High Income Fund
	Six months ended		Period ended	Six months ended
	2/28/09	Year ended	2/28/09[1]	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$8,880,609	$10,233,076	$1,457	$26,911,595	$36,487,023
Net realized gain (loss)	(164,659,488)	(60,742,191)	(107,560)	(10,613,005)	390,874
Change in net unrealized appreciation (depreciation)	(157,713,238)	(88,508,349)	(518,937)	(193,512,874)	(103,415,198)
Increase (decrease) in net assets resulting
from operations	(313,492,117)	(139,017,464)	(625,040)	(177,214,284)	(66,537,301)
Distributions to shareholders
From net investment income
Class NAV	(16,836,266)	(15,864,602)	—	(32,837,833)	(32,124,850)
From net realized gain
Class NAV	—	(19,979,185)	—	—	(17,438,389)
Total distributions	(16,836,266)	(35,843,787)	—	(32,837,833)	(49,563,239)
From Fund share transactions (Note 8)	60,141,882	316,900,623	2,000,000	55,822,927	180,497,609
Total increase (decrease)	(270,186,501)	142,039,372	1,374,960	(154,229,190)	64,397,069

Net assets
Beginning of period	607,520,766	465,481,394	—	447,471,429	383,074,360
End of period	$337,334,265	$607,520,766	$1,374,960	$293,242,239	$447,471,429

Undistributed net investment income (loss)	($18,019,730)	($10,064,073)	$1,457	$4,374,048	$10,300,286

1 Period from 1-2-09 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Changes in Net Assets

	High Yield Fund		Index 500 Fund		International Equity Index Fund
	Six months ended		Six months ended		Six months ended
	2/28/09	Year ended	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$78,813,776	$143,721,892	$20,131,000	$9,277,275	$3,729,901	$12,729,797
Net realized gain (loss)	(101,427,516)	(49,294,944)	(83,446,660)	(2,712,965)	(13,894,779)	1,811,913
Change in net unrealized appreciation (depreciation)	(391,101,627)	(132,358,751)	(577,718,456)	(88,002,102)	(226,310,185)	(83,204,504)
Increase (decrease) in net assets resulting
from operations	(413,715,367)	(37,931,803)	(641,034,116)	(81,437,792)	(236,475,063)	(68,662,794)
Distributions to shareholders
From net investment income
Class 1	(2,052,286)	(4,000,047)	—	—	—	—
Class NAV	(76,243,981)	(135,304,218)	(19,527,458)	(1,589,435)	(8,358,950)	(11,320,080)
From net realized gain
Class 1	—	(385,041)	—	—	—	—
Class NAV	—	(13,137,830)	—	(891,159)	(1,033,001)	(11,293,901)
Total distributions	(78,296,267)	(152,827,136)	(19,527,458)	(2,480,594)	(9,391,951)	(22,613,981)
From Fund share transactions (Note 8)	(18,554,282)	150,797,853	1,322,243,841	961,007,984	62,259,609	163,669,149
Total increase (decrease)	(510,565,916)	(39,961,086)	661,682,267	877,089,598	(183,607,405)	72,392,374

Net assets
Beginning of period	1,554,262,170	1,594,223,256	960,568,255	83,478,657	493,525,002	421,132,628
End of period	$1,043,696,254	$1,554,262,170	$1,622,250,522	$960,568,255	$309,917,597	$493,525,002

Undistributed net investment income (loss)	$28,707,167	$28,189,658	$8,897,908	$8,294,366	$2,419,966	$7,049,015

	International Opportunities Fund		International Small Cap Fund		International Small Company Fund
	Six months ended		Six months ended		Six months ended
	2/28/09	Year ended	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$806,828	$11,637,820	$2,472,544	$7,484,241	$1,772,280	$5,110,208
Net realized gain (loss)	(214,774,961)	(19,344,659)	(12,351,074)	32,515,105	(5,877,129)	9,408,069
Change in net unrealized appreciation (depreciation)	(203,555,304)	(91,757,890)	(163,015,370)	(146,182,370)	(183,309,486)	(94,379,932)
Increase (decrease) in net assets resulting
from operations	(417,523,437)	(99,464,729)	(172,893,900)	(106,183,024)	(187,414,335)	(79,861,655)
Distributions to shareholders
From net investment income
Class 1	(262,865)	(437,162)	(1,173,970)	(1,899,697)	—	—
Class NAV	(7,768,599)	(9,599,874)	(3,432,685)	(11,236,985)	(4,954,284)	(3,533,975)
From net realized gain
Class 1	—	(4,266,920)	(8,585,143)	(9,217,495)	—	—
Class NAV	—	(89,874,604)	(23,899,352)	(53,605,686)	(7,543,866)	(20,201,831)
Total distributions	(8,031,464)	(104,178,560)	(37,091,150)	(75,959,863)	(12,498,150)	(23,735,806)
From Fund share transactions (Note 8)	66,157,903	293,056,257	91,329,797	67,764,421	12,684,979	257,541,409
Total increase (decrease)	(359,396,998)	89,412,968	(118,655,253)	(114,378,466)	(187,227,506)	153,943,948

Net assets
Beginning of period	876,105,635	786,692,667	341,968,522	456,346,988	404,433,713	250,489,765
End of period	$516,708,637	$876,105,635	$223,313,269	$341,968,522	$217,206,207	$404,433,713

Undistributed net investment income (loss)	$806,158	$8,030,794	$1,209,729	$3,343,840	$343,160	$3,525,164

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Changes in Net Assets

	International Value Fund		Investment Quality Bond Fund		Large Cap Fund
	Six months ended		Six months ended		Six months ended
	2/28/09	Year ended	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$8,271,170	$45,971,457	$4,315,691	$8,739,054	$1,859,201	$4,841,394
Net realized gain (loss)	(47,698,287)	39,194,856	(3,730,910)	683,057	(125,232,048)	(6,228,049)
Change in net unrealized appreciation (depreciation)	(554,112,783)	(356,784,333)	(8,835,772)	(1,730,838)	(34,547,108)	(47,381,165)
Increase (decrease) in net assets resulting
from operations	(593,539,900)	(271,618,020)	(8,250,991)	7,691,273	(157,919,955)	(48,767,820)
Distributions to shareholders
From net investment income
Class 1	(11,284,532)	(8,744,111)	(1,718,976)	(2,493,124)	(450,141)	(257,735)
Class NAV	(32,872,675)	(22,709,292)	(4,025,460)	(6,973,371)	(4,320,722)	(3,474,434)
From net realized gain
Class 1	(8,224,740)	(24,440,545)	(176,827)	—	—	(742,791)
Class NAV	(23,598,716)	(60,940,195)	(328,395)	—	—	(9,483,403)
Total distributions	(75,980,663)	(116,834,143)	(6,249,658)	(9,466,495)	(4,770,863)	(13,958,363)
From Fund share transactions (Note 8)	24,998,577	570,525,682	(35,774,003)	38,325,070	(92,926,573)	74,322,840
Total increase (decrease)	(644,521,986)	182,073,519	(50,274,652)	36,549,848	(255,617,391)	11,596,657

Net assets
Beginning of period	1,425,431,995	1,243,358,476	202,478,183	165,928,335	389,735,591	378,138,934
End of period	$780,910,009	$1,425,431,995	$152,203,531	$202,478,183	$134,118,200	$389,735,591

Undistributed net investment income (loss)	$2,903,151	$38,789,188	$644,486	$2,073,231	$466,466	$3,378,128

	Large Cap Value Fund		Mid Cap Index Fund		Mid Cap Intersection Fund
	Six months ended		Six months ended		Six months ended
	2/28/09	Year ended	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$4,770,703	$7,116,338	$2,688,162	$3,388,967	$802,607	$125,241
Net realized gain (loss)	(155,947,848)	(45,727,621)	(36,303,740)	7,099,900	(59,067,318)	(45,362,742)
Change in net unrealized appreciation (depreciation)	(145,898,762)	(47,559,985)	(130,137,999)	(31,460,300)	(52,704,941)	10,736,229
Increase (decrease) in net assets resulting
from operations	(297,075,907)	(86,171,268)	(163,753,577)	(20,971,433)	(110,969,652)	(34,501,272)
Distributions to shareholders
From net investment income
Class 1	(1,419,786)	(1,088,495)	—	—	—	—
Class NAV	(6,469,691)	(4,134,688)	(3,808,565)	(5,261,952)	(760,096)	(233,067)
From net realized gain
Class 1	—	(3,182,040)	—	—	—	—
Class NAV	—	(11,433,685)	(5,520,506)	(34,100,080)	—	—
Total distributions	(7,889,477)	(19,838,908)	(9,329,071)	(39,362,032)	(760,096)	(233,067)
From Fund share transactions (Note 8)	(43,390,079)	293,840,437	110,257,532	(36,175,540)	(23,100,730)	(56,990,110)
Total increase (decrease)	(348,355,463)	187,830,261	(62,825,116)	(96,509,005)	(134,830,478)	(91,724,449)

Net assets
Beginning of period	729,928,127	542,097,866	331,519,120	428,028,125	242,367,096	334,091,545
End of period	$381,572,664	$729,928,127	$268,694,004	$331,519,120	$107,536,618	$242,367,096

Undistributed net investment income (loss)	$2,077,438	$5,196,212	$919,723	$2,040,126	$142,676	$100,165

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Changes in Net Assets

	Mid Cap Stock Fund		Mid Cap Value Fund		Mid Cap Value Equity Fund
	Six months ended		Six months ended		Six months ended
	2/28/09	Year ended	2/28/09[1]	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$145,714	($762,120)	$1,133,347	$2,548,834	$590,290	$843,867
Net realized gain (loss)	(183,497,301)	(28,049,061)	(82,030,273)	(13,517,826)	(14,925,169)	1,347,500
Change in net unrealized appreciation (depreciation)	(141,556,960)	(23,481,263)	9,029,815	(36,145,957)	(31,075,325)	(15,636,889)
Increase (decrease) in net assets resulting
from operations	(324,908,547)	(52,292,444)	(71,867,111)	(47,114,949)	(45,410,204)	(13,445,522)
Distributions to shareholders
From net investment income
Class 1	—	—	(1,708,720)	(757,113)	—	—
Class NAV	(143,548)	(6,183)	(1,235,403)	(1,367,736)	(860,608)	(1,379,541)
From net realized gain
Class 1	—	(20,871,703)	—	(5,086,036)	—	—
Class NAV	—	(25,672,835)	—	(8,587,602)	(2,090,507)	(2,670,475)
Total distributions	(143,548)	(46,550,721)	(2,944,123)	(15,798,487)	(2,951,115)	(4,050,016)
From Fund share transactions (Note 8)	(1,094,447)	323,242,797	(78,128,390)	(14,490,573)	12,580,180	(20,937,552)
Total increase (decrease)	(326,146,542)	224,399,632	(152,939,624)	(77,404,009)	(35,781,139)	(38,433,090)

Net assets
Beginning of period	726,890,755	502,491,123	199,361,325	276,765,334	90,577,265	129,010,355
End of period	$400,744,213	$726,890,755	$46,421,701	$199,361,325	$54,796,126	$90,577,265

Undistributed net investment income (loss)	$1,905	($261)	($6,994)	$1,803,782	$165,165	$435,483

	Mid Value Fund	Natural Resources Fund		Optimized All Cap Fund
	Period ended	Six months ended		Six months ended
	2/28/09[2]	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$43,258	$2,474,298	$3,514,706	$14,387	$44,067
Net realized gain (loss)	(331,377)	(33,878,214)	159,764,997	(1,361,186)	(418,754)
Change in net unrealized appreciation (depreciation)	(7,112,493)	(305,398,113)	(84,031,928)	(1,039,010)	(560,552)
Increase (decrease) in net assets resulting
from operations	(7,400,612)	(336,802,029)	79,247,775	(2,385,809)	(935,239)
Distributions to shareholders
From net investment income
Class A	—	—	—	(14,869)	(8,371)
Class B	—	—	—	(6,297)	(1,413)
Class C	—	—	—	(6,297)	(1,413)
Class I	—	—	—	(18,582)	(11,366)
Class 1	—	(903,381)	(693,182)	—	—
Class NAV	—	(3,140,924)	(3,982,326)	(1,561)	—
From net realized gain
Class A	—	—	—	(1,260)	(155,025)
Class B	—	—	—	(1,250)	(154,525)
Class C	—	—	—	(1,250)	(154,525)
Class I	—	—	—	(1,264)	(155,240)
Class 1	—	(28,207,156)	(33,008,423)	—	—
Class NAV	—	(90,071,704)	(173,286,281)	(106)	—
Total distributions	—	(122,323,165)	(210,970,212)	(52,736)	(641,878)
From Fund share transactions (Note 8)	40,701,643	172,136,329	(40,086,142)	64,081	733,204
Total increase (decrease)	33,301,031	(286,988,865)	(171,808,579)	(2,374,464)	(843,913)

Net assets
Beginning of period	—	670,758,699	842,567,278	5,126,341	5,970,254
End of period	$33,301,031	$383,769,834	$670,758,699	$2,751,877	$5,126,341

Undistributed net investment income (loss)	$43,258	$851,585	$2,421,592	$6,181	$39,400

1 Class NAV shares were terminated on 1-9-09.
2 Period from 1-2-09 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Changes in Net Assets

	Real Estate Equity Fund		Real Estate Securities Fund		Real Return Bond Fund
	Six months ended		Six months ended		Six months ended
	2/28/09	Year ended	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$5,591,477	$5,481,675	$2,123,524	$2,666,345	$13,134,038	$40,301,998
Net realized gain (loss)	(73,330,945)	(7,298,990)	(30,788,764)	(4,086,997)	(91,858,658)	88,101,003
Change in net unrealized appreciation (depreciation)	(91,022,370)	(24,348,780)	(39,220,272)	(9,670,435)	(15,156,860)	(6,838,467)
Increase (decrease) in net assets resulting
from operations	(158,761,838)	(26,166,095)	(67,885,512)	(11,091,087)	(93,881,480)	121,564,534
Distributions to shareholders
From net investment income
Class 1	—	—	(2,120,378)	(2,208,590)	(1,180,357)	(1,297,783)
Class NAV	(6,680,797)	(2,823,624)	—	—	(18,867,788)	(44,378,716)
From net realized gain
Class 1	—	—	(761,478)	(19,854,117)	(5,295,910)	—
Class NAV	(322,646)	(27,686,897)	—	—	(83,622,785)	—
Total distributions	(7,003,443)	(30,510,521)	(2,881,856)	(22,062,707)	(108,966,840)	(45,676,499)
From Fund share transactions (Note 8)	18,981,048	66,553,526	2,361,707	846,804	25,569,570	(180,097,919)
Total increase (decrease)	(146,784,233)	9,876,910	(68,405,661)	(32,306,990)	(177,278,750)	(104,209,884)

Net assets
Beginning of period	264,345,507	254,468,597	112,509,156	144,816,146	865,266,457	969,476,341
End of period	$117,561,274	$264,345,507	$44,103,495	$112,509,156	$687,987,707	$865,266,457

Undistributed net investment income (loss)	$1,797,412	$2,886,732	$854,788	$851,642	($795,223)	$6,118,884

	Short Term Government Income Fund	Small Cap Growth Fund	Small Cap Index Fimd
	Period ended	Period ended	Six months ended
	2/28/09[1]	2/28/09[2]	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	(Unaudited)	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$785	($166,508)	$898,855	$1,205,814
Net realized gain (loss)	(7,953)	(17,620,533)	(22,312,760)	545,892
Change in net unrealized appreciation (depreciation)	(1,187)	(9,501,437)	(42,711,686)	(5,294,252)
Increase (decrease) in net assets resulting
from operations	(8,355)	(27,288,478)	(64,125,591)	(3,542,546)
Distributions to shareholders
From net investment income
Class NAV	—	—	(1,183,230)	(1,373,444)
From net realized gain
Class NAV	—	—	(2,172,703)	(13,262,451)
Total distributions	—	—	(3,355,933)	(14,635,895)
From Fund share transactions (Note 8)	9,675,076	114,858,476	48,549,210	54,173,157
Total increase (decrease)	9,666,721	87,569,998	(18,932,314)	35,994,716

Net assets
Beginning of period	—	—	125,396,979	89,402,263
End of period	$9,666,721	$87,569,998	$106,464,665	$125,396,979

Undistributed net investment income (loss)	$785	($166,508)	$382,197	$666,572

1 Period from 1-2-09 (commencement of operations) to 2-28-09.
2 Period from 9-9-08 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Changes in Net Assets

	Small Cap Opportunities Fund		Small Cap Value Fund	Small Company Growth Fund
	Six months ended		Period ended	Six months ended
	2/28/09	Year ended	2/28/09[1]	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$642,134	$2,912,442	$10,646	($92,132)	($1,055,834)
Net realized gain (loss)	(26,843,544)	(15,085,950)	(44,702)	(14,787,735)	(9,465,233)
Change in net unrealized appreciation (depreciation)	(35,273,074)	(24,787,124)	(1,857,779)	(57,873,256)	(4,348,417)
Increase (decrease) in net assets resulting
from operations	(61,474,484)	(36,960,632)	(1,891,835)	(72,753,123)	(14,869,484)
Distributions to shareholders
From net investment income
Class 1	(644,449)	(468,564)	—	—	—
Class NAV	(1,156,381)	(2,939,801)	—	—	—
From net realized gain
Class 1	—	(96,019)	—	—	—
Class NAV	—	(582,069)	—	—	(5,101,160)
Total distributions	(1,800,830)	(4,086,453)	—	—	(5,101,160)
From Fund share transactions (Note 8)	17,631,616	(64,742,970)	10,602,318	9,841,837	(19,705,369)
Total increase (decrease)	(45,643,698)	(105,790,055)	8,710,483	(62,911,286)	(39,676,013)

Net assets
Beginning of period	122,362,934	228,152,989	—	168,638,084	208,314,097
End of period	$76,719,236	$122,362,934	$8,710,483	$105,726,798	$168,638,084

Undistributed net investment income (loss)	$48,121	$1,206,817	$10,646	($92,132)	—

	Small Company Value Fund		Smaller Company Growth Fund	Spectrum Income Fund
	Six months ended		Period ended	Six months ended
	2/28/09	Year ended	2/28/09[2]	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$2,157,757	$2,692,995	($134,108)	$25,043,242	$48,237,025
Net realized gain (loss)	(12,820,021)	12,998,479	(6,124,003)	(32,299,602)	14,223,211
Change in net unrealized appreciation (depreciation)	(233,569,812)	(10,448,671)	(18,386,330)	(119,462,288)	(42,785,417)
Increase (decrease) in net assets resulting
from operations	(244,232,076)	5,242,803	(24,644,441)	(126,718,648)	19,674,819
Distributions to shareholders
From net investment income
Class 1	(705,825)	(222,418)	—	—	—
Class NAV	(2,552,856)	(744,875)	—	(32,129,780)	(49,435,145)
From net realized gain
Class 1	(1,898,513)	(5,895,273)	—	—	—
Class NAV	(6,341,535)	(15,211,967)	—	(6,910,162)	(13,144,565)
Total distributions	(11,498,729)	(22,074,533)	—	(39,039,942)	(62,579,710)
From Fund share transactions (Note 8)	20,046,646	105,563,520	125,990,582	(143,659,365)	128,986,711
Total increase (decrease)	(235,684,159)	88,731,790	101,346,141	(309,417,955)	86,081,820

Net assets
Beginning of period	551,785,638	463,053,848	—	1,065,319,921	979,238,101
End of period	$316,101,479	$551,785,638	$101,346,141	$755,901,966	$1,065,319,921

Undistributed net investment income (loss)	$427,047	$1,527,971	($134,108)	$7,088,159	$14,174,697

1 Period from 12-16-08 (commencement of operations) to 2-28-09.
2 Period from 10-7-08 (commencement of operations) to 2-28-09.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Changes in Net Assets

	Strategic Bond Fund		Strategic Income Fund		Total Bond Market Fund
	Six months ended		Six months ended		Six months ended
	2/28/09	Year ended	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$14,767,785	$31,627,122	$15,286,831	$27,098,160	$5,363,542	$2,529,989
Net realized gain (loss)	5,649,623	(7,411,128)	22,800,038	236,765	8,525,085	298,341
Change in net unrealized appreciation (depreciation)	(84,259,951)	(43,488,104)	(75,894,373)	(11,980,838)	4,872,081	158,580
Increase (decrease) in net assets resulting
from operations	(63,842,543)	(19,272,110)	(37,807,504)	15,354,087	18,760,708	2,986,910
Distributions to shareholders
From net investment income
Class 1	(1,141,719)	(2,551,211)	—	—	—	—
Class NAV	(14,141,590)	(27,235,607)	(44,765,144)	(17,879,553)	(3,036,468)	(2,693,946)
From net realized gain
Class NAV	—	—	(3,769,121)	—	(304,093)	—
Total distributions	(15,283,309)	(29,786,818)	(48,534,265)	(17,879,553)	(3,340,561)	(2,693,946)
From Fund share transactions (Note 8)	(53,018,066)	88,183,979	(33,610,854)	43,230,126	305,784,652	5,769,779
Total increase (decrease)	(132,143,918)	39,125,051	(119,952,623)	40,704,660	321,204,799	6,062,743

Net assets
Beginning of period	507,794,899	468,669,848	463,398,018	422,693,358	59,645,911	53,583,168
End of period	$375,650,981	$507,794,899	$343,445,395	$463,398,018	$380,850,710	$59,645,911

Undistributed net investment income (loss)	$3,701,121	$4,216,645	($16,746,631)	$12,731,682	$2,781,503	$454,429

	Total Return Fund		U.S. Government Securities Fund		U.S. High Yield Bond Fund
	Six months ended		Six months ended		Six months ended
	2/28/09	Year ended	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$33,253,629	$78,660,144	$2,794,922	$7,791,741	$22,064,770	$33,607,297
Net realized gain (loss)	30,963,629	89,447,833	4,811,204	7,518,588	(9,122,717)	(12,338,501)
Change in net unrealized appreciation (depreciation)	(105,988,346)	(42,587,558)	(5,871,353)	(17,907,410)	(100,530,396)	(17,383,730)
Increase (decrease) in net assets resulting
from operations	(41,771,088)	125,520,419	1,734,773	(2,597,081)	(87,588,343)	3,885,066
Distributions to shareholders
From net investment income
Class 1	(4,614,629)	(6,614,250)	(846,204)	(1,815,027)	(288,752)	(356,799)
Class NAV	(43,375,827)	(80,286,067)	(2,492,473)	(6,587,552)	(20,456,212)	(32,343,832)
From net realized gain
Class 1	(11,365,707)	(495,243)	(3,352,004)	—	—	(1,227)
Class NAV	(86,535,514)	(6,450,737)	(7,773,674)	—	—	(108,977)
Total distributions	(145,891,677)	(93,846,297)	(14,464,355)	(8,402,579)	(20,744,964)	(32,810,835)
From Fund share transactions (Note 8)	(351,795,875)	281,992,597	(44,840,057)	14,233,841	8,501,537	161,404,114
Total increase (decrease)	(539,458,640)	313,666,719	(57,569,639)	3,234,181	(99,831,770)	132,478,345

Net assets
Beginning of period	1,839,942,429	1,526,275,710	200,071,903	196,837,722	529,240,140	396,761,795
End of period	$1,300,483,789	$1,839,942,429	$142,502,264	$200,071,903	$429,408,370	$529,240,140

Undistributed net investment income (loss)	$13,741,964	$28,478,791	$711,062	$1,254,817	$7,701,770	$6,381,964

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Statements of Changes in Net Assets
	U.S. Multi Sector Fund		Value Fund
	Six months ended		Six months ended
	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$5,066,926	$17,184,937	$166,107	$147,750
Net realized gain (loss)	(100,030,394)	(95,771,164)	(4,162,418)	(1,900,897)
Change in net unrealized appreciation (depreciation)	(164,077,408)	(70,990,120)	(8,459,378)	(26,909)
Increase (decrease) in net assets resulting
from operations	(259,040,876)	(149,576,347)	(12,455,689)	(1,780,056)
Distributions to shareholders
From net investment income
Class NAV	(14,280,412)	(20,111,627)	(228,535)	(78,757)
From net realized gain
Class NAV	—	(51,023,810)	—	(887,906)
Total distributions	(14,280,412)	(71,135,437)	(228,535)	(966,663)
From Fund share transactions (Note 8)	(145,747,197)	(398,563,374)	3,656,374	14,699,422
Total increase (decrease)	(419,068,485)	(619,275,158)	(9,027,850)	11,952,703

Net assets
Beginning of period	904,481,580	1,523,756,738	25,882,936	13,930,233
End of period	$485,413,095	$904,481,580	$16,855,086	$25,882,936

Undistributed net investment income (loss)	$1,787,491	$11,000,977	$61,192	$123,620

	Value & Restructuring Fund		Vista Fund
	Six months ended		Six months ended
	2/28/09	Year ended	2/28/09	Year ended
Increase (decrease) in net assets	(Unaudited)	8/31/08	(Unaudited)	8/31/08
From operations
Net investment income (loss)	$3,581,864	$5,374,787	($101,401)	($803,131)
Net realized gain (loss)	(97,936,592)	(30,752,578)	(28,050,517)	19,700,707
Change in net unrealized appreciation (depreciation)	(206,291,982)	(3,948,215)	(25,045,424)	(25,585,922)
Increase (decrease) in net assets resulting
from operations	(300,646,710)	(29,326,006)	(53,197,342)	(6,688,346)
Distributions to shareholders
From net investment income
Class NAV	(5,685,628)	(6,082,341)	(159,631)	—
From net realized gain
Class NAV	—	(1,434,023)	(14,136,636)	(12,751,169)
Total distributions	(5,685,628)	(7,516,364)	(14,296,267)	(12,751,169)
From Fund share transactions (Note 8)	66,140,673	209,779,765	20,877,319	(36,329,850)
Total increase (decrease)	(240,191,665)	172,937,395	(46,616,290)	(55,769,365)

Net assets
Beginning of period	568,196,665	395,259,270	113,811,702	169,581,067
End of period	$328,005,000	$568,196,665	$67,195,412	$113,811,702

Undistributed net investment income (loss)	$1,243,269	$3,347,033	($261,399)	($367)

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from				Total	Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	distri-	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	butions	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Absolute Return Portfolio
CLASS A
02-28-2009[11]	9.90	0.24	(3.43)	(3.19)	(0.39)	(0.03)	—	(0.42)	6.29	(32.58)	[2,3,4]	1	1.60	[5,6,7]	0.46	[5,7,9,12]	6.51	[7,8]	24
08-31-2008	11.03	0.31	(0.68)	(0.37)	(0.43)	(0.33)	—	(0.76)	9.90	(3.64)	[2,3]	1	1.41	[5,6]	0.52	[5,9]	2.98	[8]	45
08-31-2007	10.42	0.28	0.62	0.90	(0.26)	(0.03)	—	(0.29)	11.03	8.72	[2,3]	1	1.65	[5,6]	0.55	[5]	2.55	[8]	18
08-31-2006[10]	10.00	0.10	0.32	0.42	—	—	—	—	10.42	4.20	[2,3,4]	1	4.04	[5,6,7]	0.55	[5,7]	5.17	[7,8]	—	[4]
CLASS B
02-28-2009[11]	9.83	0.22	(3.40)	(3.18)	(0.33)	(0.03)	—	(0.36)	6.29	(32.72)	[2,3,4]	1	2.30	[5,6,7]	1.16	[5,7,9,12]	5.81	[7,8]	24
08-31-2008	10.95	0.24	(0.67)	(0.43)	(0.36)	(0.33)	—	(0.69)	9.83	(4.27)	[2,3]	1	2.11	[5,6]	1.22	[5,9]	2.29	[8]	45
08-31-2007	10.40	0.20	0.63	0.83	(0.14)	(0.14)	—	(0.28)	10.95	7.96	[2,3]	1	2.35	[5,6]	1.25	[5]	1.85	[8]	18
08-31-2006[10]	10.00	0.08	0.32	0.40	—	—	—	—	10.40	4.00	[2,3,4]	1	4.73	[5,6,7]	1.25	[5,7]	4.48	[7,8]	—	[4]
CLASS C
02-28-2009[11]	9.83	0.22	(3.40)	(3.18)	(0.33)	(0.03)	—	(0.36)	6.29	(32.72)	[2,3,4]	1	2.30	[5,6,7]	1.16	[5,7,9,12]	5.81	[7,8]	24
08-31-2008	10.95	0.24	(0.67)	(0.43)	(0.36)	(0.33)	—	(0.69)	9.83	(4.27)	[2,3]	1	2.11	[5,6]	1.22	[5,9]	2.28	[8]	45
08-31-2007	10.40	0.20	0.63	0.83	(0.14)	(0.14)	—	(0.28)	10.95	7.96	[2,3]	1	2.34	[5,6]	1.25	[5]	1.85	[8]	18
08-31-2006[10]	10.00	0.08	0.32	0.40	—	—	—	—	10.40	4.00	[2,3,4]	1	4.73	[5,6,7]	1.25	[5,7]	4.48	[7,8]	—	[4]
CLASS 1
02-28-2009[11]	9.92	0.25	(3.43)	(3.18)	(0.42)	(0.03)	—	(0.45)	6.29	(32.38)	[3,4]	1	1.35	[5,6,7]	0.21	[5,7,9,12]	6.71	[7,8]	24
08-31-2008	11.05	0.34	(0.68)	(0.34)	(0.46)	(0.33)	—	(0.79)	9.92	(3.38)	[2,3]	1	1.17	[5,6]	0.27	[5,9]	3.22	[8]	45
08-31-2007	10.42	0.31	0.62	0.93	(0.16)	(0.14)	—	(0.30)	11.05	8.98	[2,3]	1	1.40	[5,6]	0.30	[5]	2.80	[8]	18
08-31-2006[10]	10.00	0.10	0.32	0.42	—	—	—	—	10.42	4.20	[3,4]	1	3.79	[5,6,7]	0.30	[5,7]	5.42	[7,8]	—	[4]

1	Based on the average of the shares outstanding.
2	Assumes dividend reinvestment and does not reflect the effect of sales charges for Class A, Class B and Class C shares
3	Total returns would have been lower had certain expenses not been reduced during the periods shown.
4	Not annualized.
5	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
6	Does not take into consideration expense reductions during the periods shown.
7	Annualized.
8	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
9	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	2/28/2009	8/31/2008
Range	0.71%-1.13%	0.70%-1.10%

10	Class A, Class B, Class C and Class 1 shares began operations on 6-26-06.
11	Unaudited.
12	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions									Ratios to average net assets
																		Ratio
																		of net
			Net real-										Net	Ratio		Ratio		investment
			ized and										assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from						Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net		From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized		capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)		paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Active Bond Fund
CLASS 1
02-28-2009[5]	9.12	0.25	(0.84)	(0.59)	(0.26)	(0.03)		—	(0.29)	8.24	(6.52)[3,6]		29	0.72	[4]	0.72	[4]	5.95	[4]	38	[8]
08-31-2008	9.54	0.47	(0.40)	0.07	(0.49)	—		—	(0.49)	9.12	0.72	[6]	33	0.72		0.72		4.97		133	[8]
08-31-2007	9.60	0.47	(0.06)	0.41	(0.47)	—	[7]	—	(0.47)	9.54	4.38	[6]	36	0.73		0.73		4.92		165	[8]
08-31-2006[2]	9.61	0.36	(0.11)	0.25	(0.26)	—		—	(0.26)	9.60	2.68	[3,6]	37	0.79	[4]	0.79	[4]	4.27	[4]	406	[3]
CLASS NAV
02-28-2009[5]	9.12	0.25	(0.84)	(0.59)	(0.26)	(0.03)		—	(0.29)	8.24	(6.49)[3,6]		475	0.67	[4]	0.67	[4]	6.00	[4]	38	[8]
08-31-2008	9.53	0.47	(0.38)	0.09	(0.50)	—		—	(0.50)	9.12	0.88	[6]	554	0.67		0.67		5.02		133	[8]
08-31-2007	9.60	0.48	(0.07)	0.41	(0.48)	—	[7]	—	(0.48)	9.53	4.34	[6]	523	0.68		0.68		4.99		165	[8]
08-31-2006[2]	9.58	0.35	(0.06)	0.29	(0.27)	—		—	(0.27)	9.60	3.09	[3,6]	399	0.70	[4]	0.70	[4]	4.30	[4]	406	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05 and 10-27-05, respectively.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Less than $0.01 per share.
8	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 71% for the period ended 2-28-2009, 255% for the year ended 8-31-2008 and 299% for the year ended 8-31-2007. The year ended 8-31-2006 excludes the effect of TBA transactions.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
All Cap Core Fund
CLASS NAV
02-28-2009[5]	9.22	0.15	(4.06)	(4.01)	(0.13)	— [7]	—	(0.13)	5.08	(43.68)[3,6]	274	0.83	[4]	0.83	[4]	1.60	[4]	97
08-31-2008	11.06	0.11	(1.31)	(1.20)	(0.13)	(0.51)	—	(0.64)	9.22	(11.50)[6]	711	0.80		0.80		1.14		239
08-31-2007	9.92	0.12	1.06	1.18	(0.03)	(0.01)	—	(0.04)	11.06	11.93 [6]	477	0.83		0.83		1.12		244
08-31-2006[2]	10.00	0.05	(0.13)	(0.08)	—	—	—	—	9.92	(0.80)[3]	288	0.84	[4]	0.84	[4]	1.42	[4]	86	[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 4-28-06.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
				Net real-									Net	Ratio		Ratio		investment
				ized and									assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
All Cap Growth Fund
CLASS 1
02-28-2009[5]	15.54	0.04		(6.20)	(6.16)	(0.04)	(0.12)	—	(0.16)	9.22	(39.75)[3,6]		73	1.00	[4]	1.00	[4]	0.78	[4]	110
08-31-2008	19.28	—	[7]	(2.45)	(2.45)	(0.02)	(1.27)	—	(1.29)	15.54	(13.81)[6]		28	0.98		0.98		(0.01)		111
08-31-2007	16.43	0.01		2.85	2.86	(0.01)	—	—	(0.01)	19.28	17.41	[6]	33	0.97		0.97		0.07		102
08-31-2006[2]	15.50	0.01		0.93	0.94	(0.01)	—	—	(0.01)	16.43	6.05	[3,6]	32	1.00	[4]	1.00	[4]	0.08	[4]	106	[3]

1	Based on the average of the shares outstanding.
2	Class 1 shares began operation on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
All Cap Value Fund
CLASS 1
02-28-2009[5]	11.19	0.04	(4.03)	(3.99)	(0.06)	(0.19)	—	(0.25)	6.95	(35.91)[3,6]		63	0.98	[4]	0.98	[4]	1.06	[4]	43
08-31-2008	17.26	0.09	(0.50)	(0.41)	(0.21)	(5.45)	—	(5.66)	11.19	(4.62)[6]		25	0.97		0.97		0.73		76
08-31-2007	15.84	0.14	1.82	1.96	(0.12)	(0.42)	—	(0.54)	17.26	12.64	[6]	26	0.97		0.97		0.82		82
08-31-2006[2]	13.84	0.11	1.91	2.02	(0.02)	—	—	(0.02)	15.84	14.64	[3,6,7]	21	0.94	[4]	0.94	[4]	0.80	[4]	48	[3]
CLASS NAV
02-28-2009[5]	11.14	0.03	(3.99)	(3.96)	(0.07)	(0.19)	—	(0.26)	6.92	(35.85)[3,6]		26	0.92	[4]	0.92	[4]	0.76	[4]	43
08-31-2008	17.21	0.10	(0.50)	(0.40)	(0.22)	(5.45)	—	(5.67)	11.14	(4.57)[6]		69	0.92		0.92		0.78		76
08-31-2007	15.80	0.15	1.81	1.96	(0.13)	(0.42)	—	(0.55)	17.21	12.62	[6]	70	0.88		0.88		0.93		82
08-31-2006[2]	13.80	0.12	1.91	2.03	(0.03)	—	—	(0.03)	15.80	14.69	[3,6,7]	195	0.89	[4]	0.89	[4]	0.88	[4]	48	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $46,991 and $410,290, respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 14.38% for Class 1 and 14.45% for Class NAV.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
Ratio
of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Alpha Opportunities Fund
CLASS NAV
02-28-2009[4,5]	10.00	0.02	(2.45)	(2.43)	(0.01)	—	—	(0.01)	7.56	(24.33)[2,6]	339	1.03	[3]	1.03	[3]	0.52	[3]	86

1	Based on the average of the shares outstanding.
2	Not annualized.
3	Annualized.
4	Unaudited.
5	Class NAV shares began operation on 10-7-08.
6	Assumes dividend reinvestment.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
Ratio
of net
				Net real-								Net	Ratio		Ratio		investment
				ized and								assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Alternative Asset Allocation Fund
CLASS A
02-28-2009[2,3]	10.00	0.01	[9]	(0.93)	(0.92)	—	—	—	—	9.08	(9.20)[4,5]	1	8.28	[6,7]	0.56	[6,7,8,11]	0.60	[6,9]	0	[10]

1	Based on the average of the shares outstanding.
2	Unaudited.
3	Class A shares began operations on 1-2-09.
4	Not annualized.
5	Assumes dividend reinvestment.
6	Annualized.
7	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
8	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	2/28/2009
Range	0.71%-1.27%

9	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
10	Less than 1%.
11

The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
Ratio
of net
				Net real-								Net	Ratio		Ratio		investment
				ized and								assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
American Diversified Growth & Income Fund
CLASS 1
02-28-2009[5]	9.75	0.18	[6]	(3.45)	(3.27)	(0.11)	—	—	(0.11)	6.37	(33.65)[3,10]	3	2.15	[4,7]	0.06	[4,7,8,11]	4.94	[4,6]	8
08-31-2008[2]	10.00	0.02	[6]	(0.27)	(0.25)	—	—	—	—	9.75	(2.50)[3]	1	15.51	[4,7]	0.08	[4,7,8]	1.43	[4,6]	—	[3,9]

1	Based on the average of the shares outstanding.
2	Class 1 shares began operations on 7-1-08.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
7	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
8	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	2/28/2009	8/31/2008
Range	0.32%-0.70%	0.32%-0.71%

9	Less than 1%.
10	Assumes dividend reinvestment.
11	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
Ratio
of net
				Net real-								Net	Ratio		Ratio		investment
				ized and								assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
American Fundamental Holdings Fund
CLASS 1
02-28-2009[5]	9.78	0.18	[6]	(3.02)	(2.84)	(0.14)	—	—	(0.14)	6.80	(29.16)[3,7]	2	3.14	[4,8]	0.06	[4,8,9,11]	4.79	[4,6]	7
08-31-2008[2]	10.00	0.04	[6]	(0.26)	(0.22)	—	—	—	—	9.78	(2.20)[3]	1	15.48	[4,8]	0.08	[4,8,9]	2.21	[4,6]	—	[10]

1	Based on the average of the shares outstanding.
2	Class 1 shares began operations on 7-1-08.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
7	Assumes dividend reinvestment.
8	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
9	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	2/28/2009	8/31/2008
Range	0.32%-0.48%	0.32%-0.50%

10	Less than 1%.
11	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
Ratio
of net
				Net real-								Net	Ratio		Ratio		investment
				ized and								assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
American Global Diversification Fund
CLASS 1
02-28-2009[5]	9.51	0.19	[6]	(3.39)	(3.20)	(0.16)	—	—	(0.16)	6.15	(33.83)[3]	2	3.21	[4,7]	0.06	[4,7,8,10]	5.55	[4,6]	8
08-31-2008[2]	10.00	0.03	[6]	(0.52)	(0.49)	—	—	—	—	9.51	(4.90)[3]	1	15.70	[4,7]	0.08	[4,7,8]	1.92	[4,6]	—	[3,9]

1	Based on the average of the shares outstanding.
2	Class 1 shares began operations on 7-1-08.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.
7	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.
8	Ratios do not include expenses indirectly incurred from underlying funds whose expense ratios can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the Portfolios was as follows:

Period ended	2/28/2009	8/31/2008
Range	0.34%-0.70%	0.33%-0.71%

9	Less than 1%.
10	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
				Net real-									Net	Ratio		Ratio		investment
				ized and									assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Blue Chip Growth Fund
CLASS 1
02-28-2009[5]	19.07	0.02		(7.78)	(7.76)	(0.04)	—	—	(0.04)	11.27	(40.72)[3,6,7]		109	0.90	[4,8]	0.87	[4,10]	0.29	[4]	32
08-31-2008	20.98	0.05		(1.78)	(1.73)	(0.08)	(0 .10)	—	(0.18)	19.07	(8.35)[6,7]		192	0.89	[8]	0.86		0.26		44
08-31-2007	17.82	0.08	[9]	3.17	3.25	(0.09)	—	—	(0.09)	20.98	18.28	[6,7]	204	0.89	[8]	0.86		0.39	[9]	33
08-31-2006[2]	16.53	0.08		1.22	1.30	(0.01)	—	—	(0.01)	17.82	7.88	[3,6,7]	185	0.90	[4,8]	0.88	[4]	0.51	[4]	28	[3]
CLASS NAV
02-28-2009[5]	19.06	0.02		(7.77)	(7.75)	(0.05)	—	—	(0.05)	11.26	(40.70)[3,6,7]		970	0.85	[4,8]	0.82	[4,10]	0.34	[4]	32
08-31-2008	20.97	0.06		(1.78)	(1.72)	(0.09)	(0.10)	—	(0.19)	19.06	(8.31)[6,7]		1,850	0.84	[8]	0.81		0.29		44
08-31-2007	17.80	0.09	[9]	3.17	3.26	(0.09)	—	—	(0.09)	20.97	18.37	[6,7]	1,483	0.84	[8]	0.81		0.44	[9]	33
08-31-2006[2]	16.51	0.09		1.22	1.31	(0.02)	—	—	(0.02)	17.80	7.90	[3,6,7]	1,088	0.85	[4,8]	0.83	[4]	0.58	[4]	28	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Total returns would have been lower had certain expenses not been reduced during the periods shown.
8	Does not take into consideration expense reductions during the periods shown.
9	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

	Per share	Percentage of average net assets
Class 1	$0.04	0.18%
Class NAV	$0.04	0.18%

10	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Capital Appreciation Fund
CLASS 1
02-28-2009[5]	10.14	0.01	(3.50)	(3.49)	(0.04)	—	—	(0.04)	6.61	(34.48)[3,6]		37	0.82	[4]	0.82	[4]	0.24	[4]	47
08-31-2008	10.79	0.04	(0.66)	(0.62)	(0.03)	—	—	(0.03)	10.14	(5.80)[6]		61	0.80		0.80		0.34		85
08-31-2007	9.44	0.03	1.33	1.36	(0.01)	—	—	(0.01)	10.79	14.43	[6]	66	0.81		0.81		0.27		63
08-31-2006[2]	9.20	0.01	0.23	0.24	—	—	—	—	9.44	2.61	[3]	68	0.88	[4]	0.88	[4]	0.10	[4]	57	[3]
CLASS NAV
02-28-2009[5]	10.16	0.01	(3.52)	(3.51)	(0.04)	—	—	(0.04)	6.61	(34.56)[3,6]		672	0.77	[4]	0.77	[4]	0.27	[4]	47
08-31-2008	10.80	0.04	(0.65)	(0.61)	(0.03)	—	—	(0.03)	10.16	(5.65)[6]		973	0.75		0.75		0.41		85
08-31-2007	9.45	0.04	1.32	1.36	(0.01)	—	—	(0.01)	10.80	14.42	[6]	586	0.76		0.76		0.34		63
08-31-2006[2]	9.20	0.01	0.24	0.25	—	—	—	—	9.45	2.72	[3]	393	0.83	[4]	0.83	[4]	0.15	[4]	57	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net		Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized		distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)		butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Core Bond Fund
CLASS 1
02-28-2009[5]	12.59	0.29	(0.15)	0.14	(0.34)	(0.10)		(0.44)	12.29	1.17	[3,6]	7	0.85	[4]	0.85	[4]	4.86	[4]	282	[8]
08-31-2008	12.51	0.56	0.11	0.67	(0.59)	—		(0.59)	12.59	5.43	[6]	4	0.80		0.80		4.46		395	[8]
08-31-2007	12.52	0.58	(0.02)	0.56	(0.57)	—	[7]	(0.57)	12.51	4.60	[6]	2	0.82		0.82		4.67		313	[8]
08-31-2006[2]	12.51	0.47	(0.12)	0.35	(0.34)	—		(0.34)	12.52	2.86	[3,6]	1	0.88	[4]	0.88	[4]	4.39	[4]	436	[3]
CLASS NAV
02-28-2009[5]	12.58	0.30	(0.16)	0.14	(0.34)	(0.10)		(0.44)	12.28	1.19	[3,6]	176	0.79	[4]	0.79	[4]	4.88	[4]	282	[8]
08-31-2008	12.50	0.57	0.10	0.67	(0.59)	—		(0.59)	12.58	5.49	[6]	267	0.75		0.75		4.51		395	[8]
08-31-2007	12.51	0.59	(0.02)	0.57	(0.58)	—	[7]	(0.58)	12.50	4.67	[6]	267	0.77		0.77		4.71		313	[8]
08-31-2006[2]	12.50	0.46	(0.11)	0.35	(0.34)	—		(0.34)	12.51	2.90	[3,6]	197	0.83	[4]	0.83	[4]	4.24	[4]	436	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Less than $0.01 per share.
8	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 656% for the period ended 2-28-2009, 807% for the year ended 8-31-2008 and 623% for the year ended 8-31-2007. The year ended 8-31-2006 excludes the effect of TBA transactions.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
				Net real-									Net	Ratio		Ratio		investment
				ized and									assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Core Equity Fund
CLASS 1
02-28-2009[5]	10.71	0.05		(5.48)	(5.43)	(0.73)	—	—	(0.73)	4.55	(51.72)[3,6,7]		4	1.54	[4,8]	0.92	[4,11]	1.41	[4]	18
08-31-2008	15.87	0.07		(4.89)	(4.82)	(0.01)	(0.33)	—	(0.34)	10.71	(31.01)[6]		8	0.86		0.86		0.55		44
08-31-2007	14.25	—	[9]	1.71	1.71	— [9]	(0.09)	—	(0.09)	15.87	11.99	[6]	14	0.86		0.86		—	[10]	12
08-31-2006[2]	13.76	(0.01)		0.50	0.49	—	—	—	—	14.25	3.56	[3,6]	12	0.88	[4]	0.88	[4]	(0.04)[4]		13	[3]

1	Based on the average of the shares outstanding.
2	Class 1 shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Total returns would have been lower had certain expenses not been reduced during the periods shown.
8	Does not take into consideration expense reductions during the periods shown.
9	Less than $0.01 per share.
10	Less than 0.01%.
11	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
Ratio
of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Emerging Markets Value Fund
CLASS NAV
02-28-2009[2]	9.47	0.03	(4.71)	(4.68)	(0.16)	(0.13)	—	(0.29)	4.50	(49.97)[3,4]	548	1.09	[5]	1.09	[5]	1.09	[5]	16
08-31-2008	11.02	0.24	(1.59)	(1.35)	(0.10)	(0.10)	—	(0.20)	9.47	(12.61)[3]	577	1.08		1.08		2.11		13
08-31-2007[6]	10.00	0.08	0.94	1.02	—	—	—	—	11.02	10.20 [3,4]	482	1.10	[5]	1.10	[5]	2.14	[5]	2	[4]

1	Based on the average of the shares outstanding.
2	Unaudited.
3	Assumes dividend reinvestment.
4	Not annualized.
5	Annualized.
6	Class NAV shares began operations on 5-1-07.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights
Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)	(%)
Emerging Small Company Fund
CLASS 1
02-28-2009[5]	26.43	(0.03)	(11.51)	(11.54)	—	—	—	—	14.89	(43.66)[3]		19	1.21	[4]	1.21	[4]	(0.31)[4]	68
08-31-2008	31.14	(0.07)	(4.64)	(4.71)	—	—	—	—	26.43	(15.13)[6]		37	1.13	[7]	1.12		(0.23)	115
08-31-2007	28.97	(0.17)	5.39	5.22	—	(3.05)	—	(3.05)	31.14	19.30	[6,8]	48	1.07	[7]	1.07		(0.56)	88
08-31-2006[2]	28.17	(0.16)	0.96	0.80	—	—	—	—	28.97	2.84	[3,6]	52	1.30	[7,4]	1.13	[4]	(0.57)[4]	207	[3]

1	Based on the average of the shares outstanding.
2	Class 1 shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Total returns would have been lower had certain expenses not been reduced during the periods shown.
7	Does not take into consideration expense reductions during the periods shown.
8	Assumes dividend reinvestment.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Equity-Income Fund
CLASS 1
02-28-2009[5]	16.11	0.19	(6.93)	(6.74)	(0.38)	(1.13)	—	(1.51)	7.86	(44.05)[3,6,7]		88	0.90	[4,8]	0.87	[4,9]	3.38	[4]	24
08-31-2008	19.52	0.36	(2.52)	(2.16)	(0.32)	(0.93)	—	(1.25)	16.11	(11.83)[6,7]		163	0.89	[8]	0.86		2.06		30
08-31-2007	18.13	0.33	2.22	2.55	(0.30)	(0.86)	—	(1.16)	19.52	14.37	[6,7]	212	0.89	[8]	0.86		1.70		20
08-31-2006[2]	16.03	0.26	1.90	2.16	(0.06)	—	—	(0.06)	18.13	13.52	[3,6,7]	183	0.90	[4,8]	0.89	[4]	1.68	[4]	39	[3]
CLASS NAV
02-28-2009[5]	16.10	0.19	(6.92)	(6.73)	(0.39)	(1.13)	—	(1.52)	7.85	(44.05)[3,6,7]		502	0.85	[4,8]	0.82	[4,9]	3.45	[4]	24
08-31-2008	19.51	0.37	(2.52)	(2.15)	(0.33)	(0.93)	—	(1.26)	16.10	(11.79)[6,7]		774	0.84	[8]	0.81		2.14		30
08-31-2007	18.11	0.34	2.22	2.56	(0.30)	(0.86)	—	(1.16)	19.51	14.46	[6,7]	711	0.84	[8]	0.81		1.75		20
08-31-2006[2]	16.01	0.27	1.89	2.16	(0.06)	—	—	(0.06)	18.11	13.54	[3,6,7]	535	0.85	[4,8]	0.84	[4]	1.75	[4]	39	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Total returns would have been lower had certain expenses not been reduced during the periods shown.
7	Assumes dividend reinvestment.
8	Does not take into consideration expense reductions during the periods shown.
9	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Fundamental Value Fund
CLASS 1
02-28-2009[5]	15.37	0.08	(7.03)	(6.95)	(0.15)	—	—	(0.15)	8.27	(45.44)[3,6]		63	0.86	[4]	0.86	[4]	1.43	[4]	20
08-31-2008	17.58	0.15	(2.04)	(1.89)	(0.17)	(0.15)	—	(0.32)	15.37	(10.97)[6]		74	0.85		0.85		0.88		14
08-31-2007	15.86	0.20	1.86	2.06	(0.13)	(0.21)	—	(0.34)	17.58	13.02	[6]	85	0.85		0.85		1.15		6
08-31-2006[2]	14.34	0.13	1.42	1.55	(0.03)	—	—	(0.03)	15.86	10.83	[3,6]	67	0.86	[4]	0.86	[4]	0.93	[4]	8	[3]
CLASS NAV
02-28-2009[5]	15.35	0.08	(7.03)	(6.95)	(0.15)	—	—	(0.15)	8.25	(45.46)[3,6]		773	0.81	[4]	0.81	[4]	1.48	[4]	20
08-31-2008	17.56	0.15	(2.03)	(1.88)	(0.18)	(0.15)	—	(0.33)	15.35	(10.93)[6]		1,533	0.80		0.80		0.93		14
08-31-2007	15.83	0.21	1.86	2.07	(0.13)	(0.21)	—	(0.34)	17.56	13.12	[6]	946	0.80		0.80		1.21		6
08-31-2006[2]	14.31	0.13	1.42	1.55	(0.03)	—	—	(0.03)	15.83	10.87	[3,6]	695	0.81	[4]	0.81	[4]	1.00	[4]	8	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
Ratio
of net
				Net real-								Net	Ratio		Ratio		investment
				ized and								assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Global Agribusiness Fund
CLASS A
02-28-2009[2,3]	10.00	—	[4]	(0.50)	(0.50)	—	—	—	—	9.50	(5.00)[5,6]	1	5.35	[7]	1.42	[7,8]	(0.22)[7]		29
CLASS I
02-28-2009[2,3]	10.00	—	[4]	(0.49)	(0.49)	—	—	—	—	9.51	(4.90)[5,6]	1	5.05	[7]	0.99	[7,8]	0.21	[7]	29

1	Based on the average of the shares outstanding.
2	Unaudited.
3	Class A and Class I shares began operations on 1-2-09.
4	Less than $0.01 per share.
5	Total returns would have been lower had certain expenses not been reduced during the periods shown.
6	Not annualized.
7	Annualized.
8	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Global Bond Fund
CLASS 1
02-28-2009[5]	15.05	0.29	(1.74)	(1.45)	(1.90)	(1.23)	—	(3.13)	10.47	(10.55)[3,6]		55	0.93	[4,10]	0.93	[4,10]	4.61	[4]	235	[7]
08-31-2008	14.81	0.67	0.47	1.14	(0.78)	(0.12)	—	(0.90)	15.05	7.73	[6]	74	0.88		0.88		4.28		975	[7]
08-31-2007	14.83	0.53	(0.04)[8]	0.49	(0.35)	(0.16)	—	(0.51)	14.81	3.40	[6]	42	0.86	[9]	0.86	[9]	3.64		272	[7]
08-31-2006[2]	14.56	0.44	(0.08)[8]	0.36	(0.09)	—	—	(0.09)	14.83	2.46	[3,6]	41	0.84	[4]	0.84	[4]	3.42	[4]	248	[3]
CLASS NAV
02-28-2009[5]	15.02	0.29	(1.74)	(1.45)	(1.90)	(1.23)	—	(3.13)	10.44	(10.56)[3,6]		386	0.88	[4,10]	0.88	[4,10]	4.67	[4]	235	[7]
08-31-2008	14.78	0.68	0.47	1.15	(0.79)	(0.12)	—	(0.91)	15.02	7.81	[6]	509	0.83		0.83		4.37		975	[7]
08-31-2007	14.79	0.54	(0.03)[8]	0.51	(0.36)	(0.16)	—	(0.52)	14.78	3.51	[6]	754	0.81	[9]	0.81	[9]	3.68		272	[7]
08-31-2006[2]	14.52	0.45	(0.09)[8]	0.36	(0.09)	—	—	(0.09)	14.79	2.48	[3,6]	554	0.79	[4]	0.79	[4]	3.56	[4]	248	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 411% for the period ended 2-28-2009, 1,190% for the year ended 8-31-2008 and 914% for the year ended 8-31-2007. The year ended 8-31-2006 excludes the effect of TBA transactions.
8	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
9	Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 and Class NAV would have been 0.86% and 0.81%, respectively.
10	Includes interest expense on securities sold short. Excluding interest expense the expense ratios for the period ended would have been as follows:

	Ratio of gross expenses	Ratio of gross expenses
	to average net assets	to average net assets
Class 1	0.93%	0.93%
Class NAV	0.88%	0.88%

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
Ratio
of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Global Infrastructure Fund
CLASS A
02-28-2009[2,3]	10.00	0.01	(1.95)	(1.94)	—	—	—	—	8.06	(19.40)[4,5]	1	5.28	[6,7]	1.43	[7,8]	0.71	[7]	2
CLASS I
02-28-2009[2,3]	10.00	0.02	(1.95)	(1.93)	—	—	—	—	8.07	(19.30)[4,5]	1	4.98	[6,7]	0.98	[7,8]	1.15	[7]	2

1	Based on the average of the shares outstanding.
2	Unaudited.
3	Class A and Class I shares began operations on 1-2-09.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Not annualized.
6	Does not take into consideration expense reductions during the periods shown.
7	Annualized.
8	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Global Real Estate Fund
CLASS NAV
02-28-2009[5]	8.15	0.11	(4.22)	(4.11)	(0.21)	—	—	(0.21)	3.83	(51.07)[3,6]		337	1.08	[4]	1.08	[4]	4.13	[4]	48
08-31-2008	11.37	0.18	(2.60)	(2.42)	(0.35)	(0.45)	—	(0.80)	8.15	(22.75)[6]		608	1.07		1.07		1.95		68
08-31-2007	10.30	0.18	1.34	1.52	(0.45)	—	—	(0.45)	11.37	14.70	[6]	465	1.08		1.08		1.54		97
08-31-2006[2]	10.00	0.06	0.24	0.30	—	—	—	—	10.30	3.00	[3]	355	1.09	[4]	1.09	[4]	1.65	[4]	87	[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 4-28-06.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
Ratio
of net
				Net real-								Net	Ratio		Ratio		investment
				ized and								assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Global Timber Fund
CLASS A
02-28-2009[2,3]	10.00	—	[4]	(3.13)	(3.13)	—	—	—	—	6.87	(31.30)[5,6]	1	5.58	[7,8]	1.43	[8,9]	0.31	[8]	23
CLASS I
02-28-2009[2,3]	10.00	0.01		(3.13)	(3.12)	—	—	—	—	6.88	(31.20)[5,6]	1	5.58	[7,8]	0.98	[8,9]	0.76	[8]	23

1	Based on the average of the shares outstanding.
2	Unaudited.
3	Class A and Class I shares began operations on 1-2-09.
4	Less than $0.01 per share.
5	Total returns would have been lower had certain expenses not been reduced during the periods shown.
6	Not annualized.
7	Does not take into consideration expense reductions during the periods shown.
8	Annualized.
9	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
High Income Fund
CLASS NAV
02-28-2009[2]	7.98	0.43	(3.40)	(2.97)	(0.56)	—	—	(0.56)	4.45	(38.76)[3,4]	293	0.73	[5]	0.73	[5]	16.14	[5]	21
08-31-2008	10.61	0.79	(2.24)	(1.45)	(0.74)	(0.44)	—	(1.18)	7.98	(14.76)[4]	447	0.72		0.72		8.80		53
08-31-2007	9.87	0.69	0.76	1.45	(0.69)	(0.02)	—	(0.71)	10.61	14.81 [4]	383	0.73		0.73		6.38		67
08-31-2006[6]	10.00	0.23	(0.25)	(0.02)	(0.11)	—	—	(0.11)	9.87	(0.14)[3,4]	289	0.77	[5]	0.77	[5]	6.73	[5]	76	[3]

1	Based on the average of the shares outstanding.
2	Unaudited.
3	Not annualized.
4	Assumes dividend reinvestment.
5	Annualized.
6	Class NAV shares began operations on 4-28-06.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
High Yield Fund
CLASS 1
02-28-2009[5]	8.81	0.43	(2.72)	(2.29)	(0.43)	—	—	(0.43)	6.09	(26.41)[3,6]		33	0.76	[4]	0.76	[4]	12.90	[4]	37
08-31-2008	9.92	0.84	(1.04)	(0.20)	(0.83)	(0.08)	—	(0.91)	8.81	(2.33)[6]		43	0.75		0.75		8.98		59
08-31-2007	10.12	0.77	(0.17)	0.60	(0.74)	(0.06)	—	(0.80)	9.92	6.02	[6]	48	0.75		0.75		7.48		77	[7]
08-31-2006[2]	10.10	0.65	(0.03)	0.62	(0.60)	—	—	(0.60)	10.12	6.41	[3,6]	44	0.76	[4]	0.76	[4]	7.22	[4]	83	[3]
CLASS NAV
02-28-2009[5]	8.77	0.43	(2.71)	(2.28)	(0.43)	—	—	(0.43)	6.06	(26.39)[3,6]		1,010	0.71	[4]	0.71	[4]	12.89	[4]	37
08-31-2008	9.87	0.84	(1.03)	(0.19)	(0.83)	(0.08)	—	(0.91)	8.77	(2.18)[6]		1,511	0.70		0.70		9.04		59
08-31-2007	10.08	0.77	(0.17)	0.60	(0.75)	(0.06)	—	(0.81)	9.87	6.00	[6]	1,547	0.70		0.70		7.55		77	[7]
08-31-2006[2]	10.06	0.66	(0.03)	0.63	(0.61)	—	—	(0.61)	10.08	6.49	[3,6]	1,144	0.71	[4]	0.71	[4]	7.36	[4]	83	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 80% for the year ended 8-31-2007. The year ended 8-31-2006 excludes the effect of TBA transactions.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
Ratio
of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Index 500 Fund
CLASS NAV
02-28-2009[2]	9.47	0.09	(4.05)	(3.96)	(0.06)	—	—	(0.06)	5.45	(41.90)[3,4]	1,622	0.47	[5]	0.47	[5]	2.74	[5]	8
08-31-2008	10.80	0.17	(1.42)	(1.25)	(0.05)	(0.03)	—	(0.08)	9.47	(11.69)[4]	961	0.49		0.49		1.71		2
08-31-2007[6]	10.00	0.17	0.67	0.84	(0.04)	—	—	(0.04)	10.80	8.41 [3,4,7]	83	0.58	[5,8]	0.51	[5]	1.93	[5]	3	[3]

1	Based on the average of the shares outstanding.
2	Unaudited.
3	Not annualized.
4	Assumes dividend reinvestment.
5	Annualized.
6	Class NAV shares began operations on 10-27-06.
7	Total returns would have been lower had certain expenses not been reduced during the periods shown.
8	Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
International Equity Index Fund
CLASS NAV
02-28-2009[5]	18.53	0.13	(8.55)	(8.42)	(0.28)	(0.03)	—	(0.31)	9.80	(45.76)[3,6]		310	0.57	[4]	0.57	[4]	2.04	[4]	1
08-31-2008	22.51	0.57	(3.39)	(2.82)	(0.58)	(0.58)	—	(1.16)	18.53	(13.58)[6]		494	0.56		0.56		2.68		10
08-31-2007	18.97	0.47	3.64	4.11	(0.35)	(0.22)	—	(0.57)	22.51	21.97	[6]	421	0.56		0.56		2.23		15
08-31-2006[2]	15.59	0.41	3.17	3.58	(0.20)	—	—	(0.20)	18.97	23.16	[3,6]	308	0.58	[4]	0.58	[4]	2.78	[4]	11

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 10-29-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
International Opportunities Fund
CLASS 1
02-28-2009[5]	15.16	0.01	(7.07)	(7.06)	(0.13)	—	—	(0.13)	7.97	(46.72)[3,6]		18	1.09	[4]	1.09	[4]	0.23	[4]	67
08-31-2008	19.32	0.24	(1.67)	(1.43)	(0.25)	(2.48)	—	(2.73)	15.16	(10.51)[6]		32	1.04		1.04		1.36		111
08-31-2007	16.13	0.25	3.19	3.44	(0.05)	(0.20)	—	(0.25)	19.32	21.48	[6]	23	1.04		1.04		1.40		127
08-31-2006[2]	13.71	0.11	3.01	3.12	(0.70)	—	—	(0.70)	16.13	23.36	[3,6,7]	9	1.07	[4]	1.07	[4]	0.78	[4]	99	[3]
CLASS NAV
02-28-2009[5]	15.19	0.01	(7.09)	(7.08)	(0.13)	—	—	(0.13)	7.98	(46.71)[3,6]		499	1.04	[4]	1.04	[4]	0.27	[4]	67
08-31-2008	19.36	0.25	(1.68)	(1.43)	(0.26)	(2.48)	—	(2.74)	15.19	(10.50)[6]		844	0.99		0.99		1.38		111
08-31-2007	16.16	0.24	3.21	3.45	(0.05)	(0.20)	—	(0.25)	19.36	21.51	[6]	764	0.99		0.99		1.34		127
08-31-2006[2]	13.72	0.10	3.04	3.14	(0.70)	—	—	(0.70)	16.16	23.51	[3,6,7]	552	1.02	[4]	1.02	[4]	0.73	[4]	99	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	The Adviser/Subadviser voluntarily reimbursed Class 1 and Class NAV $11,316 and $3,937,220, respectively, for a potential lost investment opportunity. Excluding these reimbursements, the total return would have been 23.19% for Class 1 and 22.62% for Class NAV.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
International Small Cap Fund
CLASS 1
02-28-2009[5]	15.71	0.08	(7.50)	(7.42)	(0.16)	(1.17)	—	(1.33)	6.96	(48.38)[3,6]		58	1.34	[4]	1.34	[4]	1.85	[4]	10
08-31-2008	24.53	0.31	(5.42)	(5.11)	(0.63)	(3.08)	—	(3.71)	15.17	(23.67)[6]		47	1.18		1.18		1.61		29
08-31-2007	20.95	0.28	6.44	6.72	(0.28)	(2.86)	—	(3.14)	24.53	34.99	[6]	81	1.16		1.16		1.24		26
08-31-2006[2]	18.48	0.27	2.24	2.51	(0.04)	—	—	(0.04)	20.95	13.58	[3,6]	37	1.18	[4]	1.18	[4]	1.55	[4]	89	[3]
CLASS NAV
02-28-2009[5]	15.72	0.09	(7.51)	(7.42)	(0.17)	(1.17)	—	(1.34)	6.96	(48.37)[3,6]		165	1.27	[4]	1.27	[4]	1.94	[4]	10
08-31-2008	24.53	0.34	(5.42)	(5.08)	(0.65)	(3.08)	—	(3.73)	15.72	(23.58)[6]		295	1.13		1.13		1.79		29
08-31-2007	20.95	0.26	6.46	6.72	(0.28)	(2.86)	—	(3.14)	24.53	35.01	[6]	376	1.11		1.11		1.16		26
08-31-2006[2]	18.45	0.25	2.29	2.54	(0.04)	—	—	(0.04)	20.95	13.80	[3,6]	359	1.13	[4]	1.13	[4]	1.43	[4]	89	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
International Small Company Fund
CLASS NAV
02-28-2009[5]	8.49	0.04	(3.88)	(3.84)	(0.10)	(0.15)	—	(0.25)	4.40	(45.68)[3,6]	217	1.10	[4]	1.10	[4]	1.28	[4]	11
08-31-2008	11.53	0.16	(2.19)	(2.03)	(0.15)	(0.86)	—	(1.01)	8.49	(19.32)[6]	404	1.10		1.10		1.66		11
08-31-2007	9.33	0.12	2.14	2.26	(0.06)	—	—	(0.06)	11.53	24.30 [6]	250	1.11		1.11		1.06		32
08-31-2006[2]	10.00	0.04	(0.71)	(0.67)	—	—	—	—	9.33	(6.70)[3]	221	1.14	[4]	1.14	[4]	1.37	[4]	57	[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 4-28-06.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
International Value Fund
CLASS 1
02-28-2009[5]	15.68	0.09	(6.64)	(6.55)	(0.51)	(0.38)	—	(0.89)	8.24	(42.88)[3,6,7]		190	1.05	[4,8]	1.04	[4,9]	1.68	[4]	10
08-31-2008	19.73	0.55	(3.25)	(2.70)	(0.36)	(0.99)	—	(1.35)	15.68	(15.08)[6,7]		372	0.99	[8]	0.98		3.07		21
08-31-2007	17.91	0.45	2.93	3.38	(0.46)	(1.10)	—	(1.56)	19.73	19.45	[6,7]	162	1.00	[8]	0.98		2.32		24
08-31-2006[2]	15.20	0.46	2.30	2.76	(0.05)	—	—	(0.05)	17.91	18.22	[3,6,7]	134	1.01	[4,8]	0.99	[4]	3.17	[4]	59	[3]
CLASS NAV
02-28-2009[5]	15.64	0.09	(6.61)	(6.52)	(0.52)	(0.38)	—	(0.90)	8.22	(42.82)[3,6,7]		591	1.00	[4,8]	0.99	[4,9]	1.72	[4]	10
08-31-2008	19.70	0.53	(3.23)	(2.70)	(0.37)	(0.99)	—	(1.36)	15.64	(15.09)[6,7]		1,053	0.94	[8]	0.92		2.94		21
08-31-2007	17.88	0.47	2.91	3.38	(0.46)	(1.10)	—	(1.56)	19.70	19.50	[6,7]	1,081	0.95	[8]	0.93		2.42		24
08-31-2006[2]	15.16	0.47	2.30	2.77	(0.05)	—	—	(0.05)	17.88	18.35	[3,6,7]	836	0.96	[4,8]	0.94	[4]	3.21	[4]	59	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Total returns would have been lower had certain expenses not been reduced during the periods shown.
7	Assumes dividend reinvestment.
8	Does not take into consideration expense reductions during the periods shown.
9	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions									Ratios to average net assets
																		Ratio
																		of net
			Net real-										Net	Ratio		Ratio		investment
			ized and										assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from						Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net		From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized		capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)		paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Investment Quality Bond Fund
CLASS 1
02-28-2009[5]	11.62	0.28	(0.66)	(0.38)	(0.36)	(0.04)		—	(0.40)	10.84	(3.28)[3,6]		56	0.77	[4]	0.77	[4]	5.12	[4]	56
08-31-2008	11.70	0.54	(0.02)	0.52	(0.60)	—		—	(0.60)	11.62	4.52	[6]	54	0.76		0.76		4.61		81
08-31-2007	11.76	0.56	(0.04)	0.52	(0.58)	—	[7]	—	(0.58)	11.70	4.49	[6]	43	0.78		0.78		4.77		37
08-31-2006[2]	11.84	0.46	(0.16)	0.30	(0.38)	—		—	(0.38)	11.76	2.64	[3,6]	35	0.84	[4]	0.84	[4]	4.42	[4]	35	[3]
CLASS NAV
02-28-2009[5]	11.61	0.28	(0.66)	(0.38)	(0.36)	(0.04)		—	(0.40)	10.83	(3.26)[3,6]		96	0.71	[4]	0.71	[4]	5.13	[4]	56
08-31-2008	11.69	0.55	(0.02)	0.52	(0.61)	—		—	(0.61)	11.61	4.57	[6]	149	0.71		0.71		4.66		81
08-31-2007	11.75	0.56	(0.04)	0.52	(0.58)	—	[7]	—	(0.58)	11.69	4.56	[6]	123	0.73		0.73		4.83		37
08-31-2006[2]	11.83	0.46	(0.16)	0.30	(0.38)	—		—	(0.38)	11.75	2.68	[3,6]	93	0.79	[4]	0.79	[4]	4.51	[4]	35	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Large Cap Fund
CLASS 1
02-28-2009[5]	13.69	0.08	(6.35)	(6.27)	(0.24)	—	—	(0.24)	7.18	(46.12)[3,6]		14	0.86	[4]	0.86	[4]	1.75	[4]	48
08-31-2008	16.12	0.18	(2.06)	(1.88)	(0.14)	(0.41)	—	(0.55)	13.69	(12.04)[6]		26	0.80		0.80		1.20		55
08-31-2007	14.67	0.19	1.78	1.97	(0.13)	(0.39)	—	(0.52)	16.12	13.59	[6]	31	0.81		0.81		1.15		29
08-31-2006[2]	13.26	0.11	1.31	1.42	(0.01)	—	—	(0.01)	14.67	10.73	[3,6]	2	0.93	[4]	0.93	[4]	0.86	[4]	24	[3]
CLASS NAV
02-28-2009[5]	13.70	0.08	(6.35)	(6.27)	(0.25)	—	—	(0.25)	7.18	(46.12)[3,6]		121	0.80	[4]	0.80	[4]	1.69	[4]	48
08-31-2008	16.13	0.18	(2.05)	(1.87)	(0.15)	(0.41)	—	(0.56)	13.70	(11.99)[6]		363	0.75		0.75		1.26		55
08-31-2007	14.67	0.18	1.80	1.98	(0.13)	(0.39)	—	(0.52)	16.13	13.67	[6]	348	0.76		0.76		1.11		29
08-31-2006[2]	13.26	0.12	1.31	1.43	(0.02)	—	—	(0.02)	14.67	10.79	[3,6]	192	0.88	[4]	0.88	[4]	1.95	[4]	24	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Large Cap Value Fund
CLASS 1
02-28-2009[5]	21.99	0.16	(9.49)	(9.33)	(0.27)	—	—	(0.27)	12.39	(42.66)[3,6]		65	0.90	[4]	0.90	[4]	2.03	[4]	64
08-31-2008	25.90	0.26	(3.30)	(3.04)	(0.22)	(0.65)	—	(0.87)	21.99	(12.16)[6]		109	0.88		0.88		1.08		62
08-31-2007	22.97	0.24	2.83	3.07	(0.14)	—	—	(0.14)	25.90	13.39	[6]	130	0.91		0.91		0.96		63
08-31-2006[2]	20.31	0.23	2.48	2.71	(0.05)	—	—	(0.05)	22.97	13.33	[3,6]	105	0.98	[4]	0.98	[4]	1.24	[4]	54	[3]
CLASS NAV
02-28-2009[5]	22.03	0.16	(9.49)	(9.33)	(0.29)	—	—	(0.29)	12.41	(42.64)[3,6]		317	0.85	[4]	0.85	[4]	1.95	[4]	64
08-31-2008	25.95	0.28	(3.31)	(3.03)	(0.24)	(0.65)	—	(0.89)	22.03	(12.13)[6]		621	0.83		0.83		1.18		62
08-31-2007	23.01	0.26	2.82	3.08	(0.14)	—	—	(0.14)	25.95	13.42	[6]	412	0.86		0.86		1.00		63
08-31-2006[2]	20.33	0.17	2.56	2.73	(0.05)	—	—	(0.05)	23.01	13.43	[3,6]	234	0.89	[4]	0.89	[4]	0.89	[4]	54	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
				Net real-									Net	Ratio		Ratio		investment
				ized and									assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Mid Cap Index Fund
CLASS NAV
02-28-2009[5]	18.37	0.11		(8.25)	(8.14)	(0.13)	(0.19)	—	(0.32)	9.91	(44.54)[3,6]		269	0.51	[4]	0.51	[4]	1.79	[4]	25
08-31-2008	21.18	0.18		(1.05)	(0.87)	(0.26)	(1.68)	—	(1.94)	18.37	(4.61)[6]		332	0.49		0.49		0.93		48
08-31-2007	18.37	0.27	[7]	2.65	2.92	(0.08)	(0.03)	—	(0.11)	21.18	15.93	[6]	428	0.51		0.51		1.32	[7]	64
08-31-2006[2]	16.85	0.17		1.38	1.55	(0.03)	—	—	(0.03)	18.37	9.20	[3,6,8]	172	0.56	[4,9]	0.56	[4]	1.14	[4]	10	[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 10-29-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

	Per share	Percentage of average net assets
Class NAV	$0.06	0.28%

8	Total returns would have been lower had certain expenses not been reduced during the periods shown.
9	Does not take into consideration expense reductions during the periods shown.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
Ratio
of net
				Net real-								Net	Ratio		Ratio		investment
				ized and								assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Mid Cap Intersection Fund
CLASS NAV
02-28-2009[5]	8.56	0.03		(4.07)	(4.04)	(0.03)	—	—	(0.03)	4.49	(47.23)[3,6]	108	0.96	[4]	0.96	[4]	1.09	[4]	51
08-31-2008	9.59	—	[7]	(1.02)	(1.02)	(0.01)	—	—	(0.01)	8.56	(10.68)[6]	242	0.91		0.91		0.04		82
08-31-2007[2]	10.00	0.01		(0.42)	(0.41)	—	—	—	—	9.59	(4.10)[3]	334	0.94	[4]	0.94	[4]	0.19	[4]	59

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 5-1-07.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
				Net real-									Net	Ratio		Ratio		investment
				ized and									assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Mid Cap Stock Fund
CLASS 1
02-28-2009[5]	16.90	—	[6]	(7.61)	(7.61)	—	—	—	—	9.29	(45.03)[3,7]		201	0.95	[4]	0.95	[4]	0.04	[4]	71
08-31-2008	19.00	(0.03)		(0.74)	(0.77)	—	(1.33)	—	(1.33)	16.90	(4.91)[7]		379	0.93		0.93		(0.16)		125
08-31-2007	15.81	0.03	[8]	3.96	3.99	(0.06)	(0.74)	—	(0.80)	19.00	25.91	[7]	136	0.93		0.93		0.18	[8]	114
08-31-2006[2]	13.86	(0.04)		2.01	1.97	—	(0.02)	—	(0.02)	15.81	14.20	[3,7,9]	107	0.96	[4]	0.96	[4]	(0.30)[4]		104	[3]
CLASS NAV
02-28-2009[5]	16.93	—	[6]	(7.62)	(7.62)	(0.01)	—	—	(0.01)	9.30	(45.03)[3,7]		200	0.90	[4]	0.90	[4]	0.09	[4]	71
08-31-2008	19.03	(0.01)		(0.76)	(0.77)	— [6]	(1.33)	—	(1.33)	16.93	(4.90)[7]		348	0.88		0.88		(0.08)		125
08-31-2007	15.83	0.03	[8]	3.97	4.00	(0.06)	(0.74)	—	(0.80)	19.03	25.95	[7]	366	0.88		0.88		0.19	[8]	114
08-31-2006[2]	13.87	(0.04)		2.02	1.98	—	(0.02)	—	(0.02)	15.83	14.27	[3,7,9]	194	0.91	[4]	0.91	[4]	(0.26)[4]		104	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Less than $0.01 per share.
7	Assumes dividend reinvestment.
8	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

	Per share	Percentage of average net assets
Class 1	$0.07	0.42%
Class NAV	$0.06	0.35%

9	The Adviser/Subadviser voluntarily paid Class 1 and Class NAV $510,149 and $847,342, respectively, for a potential lost investment opportunity. Excluding these payments, the total return would have been 13.67% for Class 1 and 13.77% for Class NAV.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Mid Cap Value Fund
CLASS 1
02-28-2009[5]	16.50	0.11	(7.19)	(7.08)	(0.35)	—	—	(0.35)	9.07	(43.27)[3,6]		46	1.06	[4]	1.06	[4]	1.95	[4]	69
08-31-2008	21.05	0.18	(3.60)	(3.42)	(0.15)	(0.98)	—	(1.13)	16.50	(17.03)[6]		83	0.96		0.96		1.00		36
08-31-2007	18.87	0.13	2.98	3.11	(0.14)	(0.79)	—	(0.93)	21.05	16.76	[6]	113	0.96		0.96		0.63		33
08-31-2006[2]	17.65	0.11	1.15	1.26	(0.03)	(0.01)	—	(0.04)	18.87	7.11	[3,6]	93	0.97	[4]	0.97	[4]	0.63	[4]	74	[3]

1	Based on the average of the shares outstanding.
2	Class 1 shares began operation on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
																Ratio
																of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Mid Cap Value Equity Fund
CLASS NAV
02-28-2009[5]	9.86	0.06	(4.77)	(4.71)	(0.08)	(0.20)	—	(0.28)	4.87	(48.24)[3,6]	55	1.06	[4]	1.06	[4]	1.80	[4]	25
08-31-2008	11.42	0.07	(1.31)	(1.24)	(0.11)	(0.21)	—	(0.32)	9.86	(11.17)[6]	91	0.97		0.97		0.69		53
08-31-2007	9.65	0.13	1.70	1.83	(0.06)	—	—	(0.06)	11.42	18.99 [6]	129	0.94		0.94		1.22		26
08-31-2006[2]	10.00	0.03	(0.38)	(0.35)	—	—	—	—	9.65	(3.50)[3]	98	1.02	[4]	1.02	[4]	0.79	[4]	24	[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 4-28-06.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
Ratio
of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Mid Value Fund
CLASS NAV
02-28-2009[4,5]	10.00	0.01	(1.86)	(1.85)	—	—	—	—	8.15	(18.50)[2,6]	33	1.21	[3,7]	1.16	[3,8]	0.76	[3]	13

1	Based on the average of the shares outstanding.
2	Not annualized.
3	Annualized.
4	Unaudited.
5	Class NAV shares began operations on 1-2-09.
6	Total returns would have been lower had certain expenses not been reduced during the periods shown.
7	Does not take into consideration expense reductions during the periods shown.
8	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Natural Resources Fund
CLASS 1
02-28-2009[5]	35.15	0.11	(16.94)	(16.83)	(0.19)	(6.06)	—	(6.25)	12.07	(50.27)[3,6]		84	1.14	[4]	1.14	[4]	1.18	[4]	13
08-31-2008	42.52	0.18	3.88	4.06	(0.23)	(11.20)	—	(11.43)	35.15	7.02	[6]	171	1.11		1.11		0.44		34
08-31-2007	35.71	0.22	8.52	8.74	(0.34)	(1.59)	—	(1.93)	42.52	25.57	[6]	111	1.14		1.14		0.58		54
08-31-2006[2]	28.70	0.34	6.70	7.04	(0.03)	—	—	(0.03)	35.71	24.55	[3,6]	81	1.12	[4]	1.12	[4]	1.13	[4]	71
CLASS NAV
02-28-2009[5]	35.01	0.11	(16.86)	(16.75)	(0.21)	(6.06)	—	(6.27)	11.99	(50.26)[3,6]		299	1.10	[4]	1.10	[4]	1.22	[4]	13
08-31-2008	42.39	0.19	3.88	4.07	(0.25)	(11.20)	—	(11.45)	35.01	7.08	[6]	500	1.06		1.06		0.45		34
08-31-2007	35.60	0.24	8.48	8.72	(0.34)	(1.59)	—	(1.93)	42.39	25.61	[6]	731	1.09		1.09		0.64		54
08-31-2006[2]	28.60	0.33	6.71	7.04	(0.04)	—	—	(0.04)	35.60	24.62	[3,6]	692	1.07	[4]	1.07	[4]	1.11	[4]	71

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
				Net real-								Net		Ratio		Ratio		investment
				ized and								assets,		of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset		end of		expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total	period		to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return	(in		net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)		assets (%)		assets (%)		assets (%)		(%)
Optimized All Cap Fund
CLASS A
02-28-2009[2]	8.97	0.03		(4.18)	(4.15)	(0.10)	(0.01)	—	(0.11)	4.71	(46.44)[3,4,5]	1		3.18	[6,7]	1.10	[7,12]	1.08	[7]	56
08-31-2008	11.91	0.11		(1.75)	(1.64)	(0.07)	(1.23)	—	(1.30)	8.97	(15.38)[3,4]	1		2.03	[6]	1.10		1.06		183
08-31-2007	10.11	0.09	[8]	1.77	1.86	(0.05)	(0.01)	—	(0.06)	11.91	18.45 [3,4]	1		2.03	[6]	1.10		0.76	[8]	148
08-31-2006[9]	10.00	0.02		0.09	0.11	—	—	—	—	10.11	1.10 [4,5]	1		5.94	[6,7]	1.07	[7]	1.70	[7]	21
CLASS B
02-28-2009[2]	8.91	0.01		(4.16)	(4.15)	(0.04)	(0.01)	—	(0.05)	4.71	(46.64)[3,4,5]	1		3.88	[6,7]	1.80	[7,12]	0.38	[7]	56
08-31-2008	11.86	0.04		(1.75)	(1.71)	(0.01)	(1.23)	—	(1.24)	8.91	(15.97)[3,4]	1		2.73	[6]	1.80		0.36		183
08-31-2007	10.11	0.01	[8]	1.76	1.77	(0.01)	(0.01)	—	(0.02)	11.86	17.57 [3,4]	1		2.72	[6]	1.80		0.06	[8]	148
08-31-2006[9]	10.00	0.01		0.10	0.11	—	—	—	—	10.11	1.10 [4,5]	1		6.63	[6,7]	1.75	[7]	1.02	[7]	21
CLASS C
02-28-2009[2]	8.91	0.01		(4.16)	(4.15)	(0.04)	(0.01)	—	(0.05)	4.71	(46.64)[3,4,5]	1		3.88	[6,7]	1.80	[7,12]	0.38	[7]	56
08-31-2008	11.86	0.04		(1.75)	(1.71)	(0.01)	(1.23)	—	(1.24)	8.91	(15.97)[3,4]	1		2.73	[6]	1.80		0.36		183
08-31-2007	10.11	0.01	[8]	1.76	1.77	(0.01)	(0.01)	—	(0.02)	11.86	17.57 [3,4]	1		2.72	[6]	1.80		0.06	[8]	148
08-31-2006[9]	10.00	0.01		0.10	0.11	—	—	—	—	10.11	1.10 [5]	1		6.63	[6,7]	1.75	[7]	1.02	[7]	21
CLASS I
02-28-2009[2]	9.00	0.04		(4.19)	(4.15)	(0.13)	(0.01)	—	(0.14)	4.71	(46.37)[3,4,5]	1		2.88	[6,7]	0.80	[7,12]	1.39	[7]	56
08-31-2008	11.93	0.14		(1.75)	(1.61)	(0.09)	(1.23)	—	(1.32)	9.00	(15.08)[3,4]	1		1.73	[6]	0.80		1.36		183
08-31-2007	10.12	0.12	[8]	1.76	1.88	(0.06)	(0.01)	—	(0.07)	11.93	18.70 [3,4]	2		1.73	[6]	0.80		1.06	[8]	148
08-31-2006[9]	10.00	0.02		0.10	0.12	—	—	—	—	10.12	1.20 [4,5]	1		5.66	[6,7]	0.78	[7]	1.99	[7]	21
CLASS NAV
02-28-2009[22]	9.00	0.04		(4.19)	(4.15)	(0.13)	(0.01)	—	(0.14)	4.71	(46.38)[3,4,5]	—	[10]	2.90	[6,7]	0.80	[7,12]	1.40	[7]	56
08-31-2008[11]	9.36	0.03		(0.39)	(0.36)	—	—	—	—	9.00	(3.85)[4,5]	—	[10]	2.47	[6,7]	0.81	[7]	1.46	[7]	183

1	Based on the average of the shares outstanding.
2	Unaudited.
3	Assumes dividend reinvestment and does not reflect the effect of sales charges.
4	Total returns would have been lower had certain expenses not been reduced during the periods shown.
5	Not annualized.
6	Does not take into consideration expense reductions during the periods shown.
7	Annualized.
8	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund/Portfolio which amounted to the following amounts:

	Per share	Percentage of average net assets
Class A	$0.02	0.22%
Class B	$0.02	0.22%
Class C	$0.02	0.22%
Class I	$0.03	0.22%

9	Class A, Class B, Class C and Class I shares began operations on 7-28-06.
10	Less than $500,000.
11	Class NAV shares began operations on 6-12-08.
12	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Real Estate Equity Fund
CLASS NAV
02-28-2009[6]	8.52	0.17	(5.43)	(5.26)	(0.19)	(0.01)	—	(0.20)	3.06	(62.61)[2,4,7]		118	0.93	[5,8]	0.90	[5,10]	6.51	[5]	41
08-31-2008	10.82	0.20	(1.24)	(1.04)	(0.12)	(1.14)	—	(1.26)	8.52	(9.91)[2,7]		264	0.91	[8]	0.87		2.20		27
08-31-2007	10.99	0.28	(0.12)[9]	0.16	(0.17)	(0.16)	—	(0.33)	10.82	1.28	[2,7]	254	0.90	[8]	0.87		2.41		55
08-31-2006[3]	10.00	0.08	0.91	0.99	—	—	—	—	10.99	9.90	[4,7]	275	0.92	[5,8]	0.90	[5]	2.29	[5]	50	[4]

1	Based on the average of the shares outstanding.
2	Assumes dividend reinvestment.
3	Class NAV shares began operations on 4-28-06.
4	Not annualized.
5	Annualized.
6	Unaudited.
7	Total returns would have been lower had certain expenses not been reduced during the periods shown.
8	Does not take into consideration expense reductions during the periods shown.
9	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the fund.
10	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Real Estate Securities Fund
CLASS 1
02-28-2009[5]	13.60	0.25	(8.35)	(8.10)	(0.26)	(0.09)	—	(0.35)	5.15	(60.44)[3,6]		44	0.89	[4]	0.89	[4]	5.92	[4]	57
08-31-2008	17.80	0.32	(1.57)	(1.25)	(0.30)	(2.65)	—	(2.95)	13.60	(7.58)[6]		113	0.82		0.82		2.18		74
08-31-2007	29.94	0.50	1.52	2.02	(0.93)	(13.23)	—	(14.16)	17.80	4.30	[6]	145	0.80		0.80		2.25		87
08-31-2006[2]	23.03	0.64	6.46	7.10	(0.16)	(0.03)	—	(0.19)	29.94	30.96	[3,6]	171	0.82	[4]	0.82	[4]	2.76	[4]	199	[3]

1	Based on the average of the shares outstanding.
2	Class 1 shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Real Return Bond Fund
CLASS 1
02-28-2009[5]	14.15	0.19	(1.71)	(1.52)	(0.33)	(1.50)	—	(1.83)	10.80	(10.58)[3,6]		48	0.82	[4,7]	0.82	[4,7]	3.27	[4]	200	[8]
08-31-2008	13.17	0.60	1.03	1.63	(0.65)	—	—	(0.65)	14.15	12.64	[6]	46	0.80		0.80		4.26		992	[8]
08-31-2007	13.41	0.55	(0.29)	0.26	(0.46)	(0.04)	—	(0.50)	13.17	1.97	[6,9]	19	0.79	[10]	0.79		4.16		197	[8]
08-31-2006[2]	13.52	0.53	(0.24)	0.29	(0.40)	— [11]	—	(0.40)	13.41	2.27	[3,6]	17	0.80	[4]	0.80	[4]	4.52	[4]	216	[3]
CLASS NAV
02-28-2009[5]	14.03	0.20	(1.70)	(1.50)	(0.33)	(1.50)	—	(1.83)	10.70	(10.50)[3,6]		640	0.77	[4,7]	0.77	[4,7]	3.47	[4]	200	[8]
08-31-2008	13.07	0.60	1.02	1.62	(0.66)	—	—	(0.66)	14.03	12.63	[6]	819	0.75		0.75		4.30		992	[8]
08-31-2007	13.32	0.59	(0.34)	0.25	(0.46)	(0.04)	—	(0.50)	13.07	1.95	[6,9]	951	0.74	[10]	0.74		4.53		197	[8]
08-31-2006[2]	13.43	0.55	(0.26)	0.29	(0.40)	— [11]	—	(0.40)	13.32	2.32	[3,6]	684	0.75	[4]	0.75	[4]	4.75	[4]	216	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Includes interest expense on securities sold short. Excluding interest expense the ratio for Class 1 and Class NAV would have been 0.80% and 0.75%, respectively.
8	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 493% for the period ended 2-28-2009, 1,192% for the year ended 8-31-2008 and 230% for the year ended 8-31-2007. The year ended 8-31-2006 excludes the effect of TBA transactions.
9	Total returns would have been lower had certain expenses not been reduced during the periods shown.
10	Does not take into consideration expense reductions during the periods shown.
11	Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations				Less distributions							Ratios to average net assets
Ratio
of net
				Net real-								Net	Ratio		Ratio		investment
				ized and								assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Short Term Government Income Fund
CLASS NAV
02-28-2009[4,5]	10.00	—	[6]	(0.01)	(0.01)	—	—	—	—	9.99	(0.10)[2]	10	1.44	[3]	1.44	[3]	0.07	[3]	50

1	Based on the average of the shares outstanding.
2	Not annualized.
3	Annualized.
4	Unaudited.
5	Class NAV shares began operations on 1-2-09.
6	Less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
Ratio
of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)	(%)
Small Cap Growth Fund
CLASS NAV
02-28-2009[4,5]	10.00	(0.02)	(4.06)	(4.08)	—	—	—	—	5.92	(40.80)[2]	88	1.21	[3]	1.21	[3]	(0.49)[3]	90

1	Based on the average of the shares outstanding.
2	Not annualized.
3	Annualized.
4	Unaudited.
5	Class NAV shares began operation on 9-9-08.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Small Cap Index Fund
CLASS NAV
02-28-2009[2]	12.96	0.07	(6.11)	(6.04)	(0.08)	(0.15)	—	(0.23)	6.69	(46.83)[3,4,5]		106	0.54	[6,7]	0.54	[6]	1.71	[6]	27
08-31-2008	17.03	0.19	(1.04)	(0.85)	(0.30)	(2.92)	—	(3.22)	12.96	(5.60)[4,5]		125	0.56	[7]	0.56		1.39		86
08-31-2007	15.95	0.20	1.50	1.70	(0.13)	(0.49)	—	(0.62)	17.03	10.70	[4,5]	89	0.54	[7]	0.54		1.19		40
08-31-2006[8]	14.05	0.12	1.80	1.92	(0.02)	—	—	(0.02)	15.95	13.69	[3,4,5]	125	0.58	[6,7]	0.56	[6]	0.92	[6]	40	[3]

1	Based on the average of the shares outstanding.
2	Unaudited.
3	Not annualized.
4	Assumes dividend reinvestment.
5	Total returns would have been lower had certain expenses not been reduced during the periods shown.
6	Annualized.
7	Does not take into consideration expense reductions during the periods shown.
8	Class NAV shares began operations on 10-29-05.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Small Cap Opportunities Fund
CLASS 1
02-28-2009[5]	18.87	0.08	(9.13)	(9.05)	(0.22)	—	—	(0.22)	9.60	(48.18)[3,6]		28	1.15	[4]	1.12	[4,8]	1.36	[4]	59
08-31-2008	23.45	0.35	(4.53)	(4.18)	(0.33)	(0.07)	—	(0.40)	18.87	(18.09)[6]		25	1.11		1.11		1.62		81
08-31-2007	23.24	0.32	0.83	1.15	(0.31)	(0.63)	—	(0.94)	23.45	4.85	[6]	35	1.09		1.09		1.32		48
08-31-2006[2]	21.36	0.21	1.72	1.93	(0.05)	— [7]	—	(0.05)	23.24	9.04	[3,6]	30	1.10	[4]	1.10	[4]	1.01	[4]	59	[3]
CLASS NAV
02-28-2009[5]	18.79	0.09	(9.10)	(9.01)	(0.23)	—	—	(0.23)	9.55	(48.19)[3,6]		49	1.09	[4]	1.07	[4,8]	1.34	[4]	59
08-31-2008	23.35	0.47	(4.62)	(4.15)	(0.34)	(0.07)	—	(0.41)	18.79	(18.04)[6]		97	1.06		1.06		1.68		81
08-31-2007	23.14	0.34	0.81	1.15	(0.31)	(0.63)	—	(0.94)	23.35	4.88	[6]	194	1.04		1.04		1.37		48
08-31-2006[2]	21.26	0.22	1.71	1.93	(0.05)	— [7]	—	(0.05)	23.14	9.09	[3,6]	217	1.05	[4]	1.05	[4]	1.05	[4]	59	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Less than $0.01 per share.
8	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
Ratio
of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Small Cap Value Fund
CLASS NAV
02-28-2009[2,5]	10.00	0.01	(1.81)	8.20	—	—	—	—	8.20	(18.00)[3]	9	1.75	[4]	1.75	[4]	0.53	[4]	5

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 12-16-08.
3	Not annualized.
4	Annualized.
5	Unaudited.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)	(%)
Small Company Growth Fund
CLASS NAV
02-28-2009[5]	11.95	(0.01)	(5.13)	(5.14)	—	—	—	—	6.81	(43.01)[3]		106	1.13	[4]	1.13	[4]	(0.15)[4]	20
08-31-2008	13.09	(0.07)	(0.77)	(0.84)	—	(0.30)	—	(0.30)	11.95	(6.57)[6]		169	1.10		1.10		(0.54)	38
08-31-2007	11.09	(0.09)	2.29	2.20	—	(0.20)	—	(0.20)	13.09	20.04	[6]	208	1.11		1.11		(0.68)	39
08-31-2006[2]	10.00	(0.08)	1.17	1.09	—	—	—	—	11.09	10.90	[3]	74	1.16	[4]	1.16	[4]	(0.83)[4]	49	[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 10-29-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Small Company Value Fund
CLASS 1
02-28-2009[5]	24.91	0.09	(11.16)	(11.07)	(0.13)	(0.37)	—	(0.50)	13.34	(44.82)[3,6,7]		69	1.12	[4,8]	1.08	[4,9]	1.06	[4]	9
08-31-2008	25.81	0.13	0.12	0.25	(0.04)	(1.11)	—	(1.15)	24.91	1.15	[6,7]	134	1.11	[8]	1.06		0.52		22
08-31-2007	23.66	0.05	2.54	2.59	(0.07)	(0.37)	—	(0.44)	25.81	10.98	[6,7]	144	1.11	[8]	1.06		0.20		18
08-31-2006[2]	21.09	0.10	2.52	2.62	(0.05)	—	—	(0.05)	23.66	12.41	[3,6,7]	149	1.12	[4,8]	1.10	[4]	0.46	[4]	12	[3]
CLASS NAV
02-28-2009[5]	24.89	0.10	(11.15)	(11.05)	(0.14)	(0.37)	—	(0.51)	13.33	(44.77)[3,6,7]		247	1.08	[4,8]	1.03	[4,9]	1.10	[4]	9
08-31-2008	25.79	0.14	0.12	0.26	(0.05)	(1.11)	—	(1.16)	24.89	1.20	[6,7]	418	1.07	[8]	1.02		0.58		22
08-31-2007	23.63	0.06	2.54	2.60	(0.07)	(0.37)	—	(0.44)	25.79	11.04	[6,7]	319	1.06	[8]	1.01		0.25		18
08-31-2006[2]	21.06	0.11	2.51	2.62	(0.05)	—	—	(0.05)	23.63	12.44	[3,6,7]	239	1.07	[4,8]	1.05	[4]	0.53	[4]	12	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Total returns would have been lower had certain expenses not been reduced during the periods shown.
7	Assumes dividend reinvestment.
8	Does not take into consideration expense reductions during the periods shown.
9	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
Ratio
of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)	(%)
Smaller Company Growth Fund
CLASS NAV
02-28-2009[4,5]	10.00	(0.01)	(2.63)	(2.64)	—	—	—	—	7.36	(26.40)[2,6]	101	1.18	[3,7]	1.06	[3]	(0.33)[3]	29

1	Based on the average of the shares outstanding.
2	Not annualized.
3	Annualized.
4	Unaudited.
5	Class NAV shares began operation on 10-7-08.
6	Total returns would have been lower had certain expenses not been reduced during the periods shown.
7	Does not take into consideration expense reductions during the periods shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Spectrum Income Fund
CLASS NAV
02-28-2009[5]	10.09	0.25	(1.48)	(1.23)	(0.31)	(0.07)	—	(0.38)	8.48	(12.41)[3,6,7]		756	0.85	[4,8]	0.83	[4,10]	5.52	[4]	37	[9]
08-31-2008	10.51	0.48	(0.26)	0.22	(0.50)	(0.14)	—	(0.64)	10.09	2.06	[6,7]	1,065	0.86	[8]	0.83		4.62		67	[9]
08-31-2007	10.27	0.47	0.24	0.71	(0.45)	(0.02)	—	(0.47)	10.51	7.00	[6,7]	979	0.88	[8]	0.86		4.46		73	[9]
08-31-2006[2]	10.00	0.35	0.19	0.54	(0.27)	—	—	(0.27)	10.27	5.47	[3,6,7]	764	0.94	[4,8]	0.93	[4]	4.15	[4]	123	[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 10-29-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Total returns would have been lower had certain expenses not been reduced during the periods shown.
7	Assumes dividend reinvestment.
8	Does not take into consideration expense reductions during the periods shown.
9	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 63% for the period ended 2-28-2009, 114% for the year ended 8-31-2008 and 110% for the year ended 8-31-2007. The year ended 8-31-2006 excludes the effect of TBA transactions.
10	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions									Ratios to average net assets
																		Ratio
																		of net
			Net real-										Net	Ratio		Ratio		investment
			ized and										assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from						Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net		From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized		capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)		paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Strategic Bond Fund
CLASS 1
02-28-2009[2]	10.47	0.31	(1.64)	(1.33)	(0.32)	—		—	(0.32)	8.82	(12.86)[3,4]		32	0.81	[5]	0.81	[5]	6.77	[5]	28	[6]
08-31-2008	11.56	0.71	(1.12)	(0.41)	(0.68)	—		—	(0.68)	10.47	(3.74)[3]		38	0.80		0.80		6.32		154	[6]
08-31-2007	11.79	0.65	(0.25)	0.40	(0.63)	—	[7]	—	(0.63)	11.56	3.36	[3]	45	0.81		0.81		5.47		91	[6]
08-31-2006[8]	11.85	0.51	(0.04)	0.47	(0.53)	—	[7]	—	(0.53)	11.79	4.18	[3,4]	42	0.82	[5]	0.82	[5]	4.88	[5]	192	[3]
CLASS NAV
02-28-2009[2]	10.45	0.31	(1.64)	(1.33)	(0.32)	—		—	(0.32)	8.80	(12.86)[3,4]		344	0.76	[5]	0.76	[5]	6.80	[5]	28	[6]
08-31-2008	11.54	0.71	(1.12)	(0.41)	(0.68)	—		—	(0.68)	10.45	(3.70)[3]		470	0.75		0.75		6.41		154	[6]
08-31-2007	11.77	0.65	(0.24)	0.41	(0.64)	—	[7]	—	(0.64)	11.54	3.44	[3]	424	0.76		0.76		5.54		91	[6]
08-31-2006[8]	11.83	0.51	(0.04)	0.47	(0.53)	—	[7]	—	(0.53)	11.77	4.22	[3,4]	270	0.77	[5]	0.77	[5]	4.88	[5]	192	[3]

1	Based on the average of the shares outstanding.
2	Unaudited.
3	Assumes dividend reinvestment.
4	Not annualized.
5	Annualized.
6	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 146% for the period ended 2-28-2009, 394% for the year ended 8-31-2008 and 442% for the year ended 8-31-2007. The year ended 8-31-2006 excludes the effect of TBA transactions.
7	Less than $0.01 per share.
8	Class 1 and Class NAV shares began operations on 10-15-05.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Strategic Income Fund
CLASS NAV
02-28-2009[5]	10.02	0.33	(1.17)	(0.84)	(0.99)	(0.08)	—	(1.07)	8.11	(8.49)[3,6]		343	0.76	[4]	0.76	[4]	7.68	[4]	22
08-31-2008	10.06	0.62	(0.25)	0.37	(0.41)	—	—	(0.41)	10.02	3.67	[6]	463	0.76		0.76		6.03		55	[7]
08-31-2007	10.06	0.51	(0.12)	0.39	(0.39)	—	—	(0.39)	10.06	4.01	[6]	423	0.78		0.78		5.15		97	[7]
08-31-2006[2]	10.00	0.14	(0.01)	0.13	(0.07)	—	—	(0.07)	10.06	1.37	[3,6]	281	0.86	[4]	0.86	[4]	4.18	[4]	65	[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 4-28-06.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 61% for the year ended 8-31-2008 and 106% for the year ended 8-31-2007. The year ended 8-31-2006 excludes the effect of TBA transactions.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
Ratio
of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Total Bond Market Fund
CLASS NAV
02-28-2009[5]	10.07	0.19	0.05	0.24	(0.15)	(0.01)	—	(0.16)	10.15	2.39	[3,6,7]	381	0.51	[4,8]	0.51	[4]	3.74	[4]	87
08-31-2008	10.02	0.46	0.08	0.54	(0.49)	—	—	(0.49)	10.07	5.54	[6,7]	60	0.61	[8]	0.57		4.56		97
08-31-2007[2]	10.00	0.40	(0.05)	0.35	(0.33)	—	—	(0.33)	10.02	3.54	[3,6,7]	54	0.62	[4,8]	0.56	[4]	4.66	[4]	101

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 10-27-06.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Total returns would have been lower had certain expenses not been reduced during the period shown.
7	Assumes dividend reinvestment.
8	Does not take into consideration expense reductions during the period shown.

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Total Return Fund
CLASS 1
02-28-2009[5]	14.11	0.29	(0.64)	(0.35)	(0.39)	(0.97)	—	(1.36)	12.40	(2.48)[3,6]		168	0.79	[4]	0.79	[4]	4.37	[4]	287	[7]
08-31-2008	13.79	0.61	0.44	1.05	(0.68)	(0.05)	—	(0.73)	14.11	7.78	[6,8]	160	0.79	[9]	0.79		4.32		121	[7]
08-31-2007	13.78	0.64	(0.06)	0.58	(0.54)	(0.03)	—	(0.57)	13.79	4.26	[6]	126	0.83	[10,11]	0.83	[10,11]	4.67		349	[7]
08-31-2006[2]	13.70	0.46	(0.04)	0.42	(0.34)	—	—	(0.34)	13.78	3.14	[3,6]	118	0.82	[4]	0.82	[4]	3.85	[4]	398	[3]
CLASS NAV
02-28-2009[5]	14.08	0.29	(0.63)	(0.34)	(0.40)	(0.97)	—	(1.37)	12.37	(2.45)[3,6]		1,133	0.73	[4]	0.73	[4]	4.39	[4]	287	[7]
08-31-2008	13.75	0.62	0.45	1.07	(0.69)	(0.05)	—	(0.74)	14.08	7.93	[6,8]	1,680	0.74	[9]	0.74		4.37		121	[7]
08-31-2007	13.75	0.65	(0.08)	0.57	(0.54)	(0.03)	—	(0.57)	13.75	4.26	[6]	1,400	0.78	[10,11]	0.78	[10,11]	4.77		349	[7]
08-31-2006[2]	13.67	0.47	(0.05)	0.42	(0.34)	—	—	(0.34)	13.75	3.18	[3,6]	1,041	0.77	[4]	0.77	[4]	3.95	[4]	398	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 407% for the period ended 2-28-2009, 440% for the year ended 8-31-2008 and 443% for the year ended 8-31-2007. The year ended 8-31-2006 excludes the effect of TBA transactions.
8	Total returns would have been lower had certain expenses not been reduced during the periods shown.
9	Does not take into consideration expense reductions during the periods shown.
10	Includes interest expense on securities sold short. Excluding interest expense the ratio for Class 1 and Class NAV would have been 0.81% and 0.76%, respectively.
11	Includes interest and fees on inverse floaters. Excluding this expense the ratio for Class 1 and Class NAV would have been 0.82% and 0.77%, respectively.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
U.S. Government Securities Fund
CLASS 1
02-28-2009[5]	12.67	0.19	(0.06)	0.13	(0.25)	(0.94)	—	(1.19)	11.61	1.06	[3,6]	46	0.78	[4]	0.78	[4]	3.19	[4]	52	[7]
08-31-2008	13.43	0.51	(0.72)	(0.21)	(0.55)	—	—	(0.55)	12.67	(1.67)[6]		41	0.77		0.77		3.86		50	[7]
08-31-2007	13.59	0.62	(0.14)	0.48	(0.62)	(0.02)	—	(0.64)	13.43	3.62	[6]	43	0.76		0.76		4.54		59	[7]
08-31-2006[2]	13.54	0.44	(0.07)	0.37	(0.32)	— [8]	—	(0.32)	13.59	2.87	[3,6]	43	0.78	[4]	0.78	[4]	3.67	[4]	100	[3]
CLASS NAV
02-28-2009[5]	12.64	0.21	(0.08)	0.13	(0.25)	(0.94)	—	(1.19)	11.58	1.09	[3,6]	96	0.72	[4]	0.72	[4]	3.40	[4]	52	[7]
08-31-2008	13.40	0.51	(0.71)	(0.20)	(0.56)	—	—	(0.56)	12.64	(1.62)[6]		159	0.72		0.72		3.90		50	[7]
08-31-2007	13.56	0.62	(0.13)	0.49	(0.63)	(0.02)	—	(0.65)	13.40	3.69	[6]	154	0.71		0.71		4.58		59	[7]
08-31-2006[2]	13.51	0.44	(0.06)	0.38	(0.33)	— [8]	—	(0.33)	13.56	2.91	[3,6]	161	0.73	[4]	0.73	[4]	3.75	[4]	100	[3]

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	The Portfolio turnover rates including the effect of “TBA” (to be announced) for the periods ended were as follows: 238% for the period ended 2-28-2009, 575% for the year ended 8-31-2008 and 739% for the year ended 8-31-2007. The year ended 8-31-2006 excludes the effect of TBA transactions.
8	Less than $0.01 per share.

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions									Ratios to average net assets
																		Ratio
																		of net
			Net real-										Net	Ratio		Ratio		investment
			ized and										assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from						Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net		From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized		capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)		paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
U.S. High Yield Bond Fund
CLASS 1
02-28-2009[5]	12.09	0.48	(2.44)	(1.96)	(0.46)	—		—	(0.46)	9.67	(16.21)[3,6]		13	0.83	[4]	0.83	[4]	9.94	[4]	24
08-31-2008	12.87	0.92	(0.76)	0.16	(0.94)	—	[7]	—	(0.94)	12.09	1.25	[6]	6	0.82		0.82		7.43		59
08-31-2007	13.05	0.95	(0.18)	0.77	(0.95)	—	[7]	—	(0.95)	12.87	5.94	[6]	4	0.84		0.84		7.25		86
08-31-2006[2]	12.74	0.80	0.02	0.82	(0.51)	—		—	(0.51)	13.05	6.55	[3,6]	2	0.87	[4]	0.87	[4]	7.12	[4]	108
CLASS NAV
02-28-2009[5]	12.09	0.48	(2.45)	(1.97)	(0.46)	—		—	(0.46)	9.66	(16.28)[3,6]		417	0.77	[4]	0.77	[4]	9.70	[4]	24
08-31-2008	12.87	0.93	(0.77)	0.16	(0.94)	—	[7]	—	(0.94)	12.09	1.31	[6]	523	0.77		0.77		7.48		59
08-31-2007	13.05	0.96	(0.18)	0.78	(0.96)	—	[7]	—	(0.96)	12.87	6.02	[6]	392	0.79		0.79		7.31		86
08-31-2006[2]	12.74	0.80	0.02	0.82	(0.51)	—		—	(0.51)	13.05	6.58	[3,6]	288	0.82	[4]	0.82	[4]	7.06	[4]	108

1	Based on the average of the shares outstanding.
2	Class 1 and Class NAV shares began operations on 10-15-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period													Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions								Ratios to average net assets
																	Ratio
																	of net
			Net real-									Net	Ratio		Ratio		investment
			ized and									assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
U.S. Multi Sector Fund
CLASS NAV
02-28-2009[5]	9.65	0.06	(3.07)	(3.01)	(0.20)	—	—	(0.20)	6.44	(31.48)[3,6]		485	0.84	[4]	0.84	[4]	1.63	[4]	32
08-31-2008	11.29	0.13	(1.28)	(1.15)	(0.14)	(0.35)	—	(0.49)	9.65	(10.64)[6]		904	0.79		0.79		1.25		84
08-31-2007	10.41	0.13	0.90	1.03	(0.10)	(0.05)	—	(0.15)	11.29	9.93	[6]	1,524	0.80		0.80		1.19		72
08-31-2006[2]	10.00	0.09	0.33	0.42	(0.01)	—	—	(0.01)	10.41	4.25	[3,6]	1,227	0.82	[4]	0.82	[4]	1.01	[4]	116	[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 10-29-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
Ratio
of net
			Net real-								Net	Ratio		Ratio		investment
			ized and								assets,	of gross		of net		income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses		expenses		(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average		to average		average		Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)		assets (%)		assets (%)		(%)
Value Fund
CLASS NAV
02-28-2009[5]	9.53	0.05	(4.35)	(4.30)	(0.07)	—	—	(0.07)	5.16	(45.25)[3,6,7]	17	1.10	[4,8]	1.00	[4,9]	1.62	[4]	31
08-31-2008	11.43	0.08	(1.20)	(1.12)	(0.06)	(0.72)	—	(0.78)	9.53	(10.48)[6,7]	26	1.08	[8]	0.99		0.79		76
08-31-2007[2]	10.00	0.08	1.36	1.44	(0.01)	—	—	(0.01)	11.43	14.45 [3,6,7]	14	1.40	[4,8]	0.99	[4]	0.88	[4]	70	[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 10-27-06.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Total returns would have been lower had certain expenses not been reduced during the periods shown.
8	Does not take into consideration expense reductions during the periods shown.
9	The adviser has agreed to waive or reimburse expenses, as detailed in the accompanying notes to the financial statements, which are subject to possible recapture by the Investment Adviser within three years of being incurred. See Note 6.

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Financial Highlights

Per share operating performance for a share outstanding throughout the period														Ratios and supplemental data
		Income (loss) from
		investment operations				Less distributions								Ratios to average net assets
																		Ratio
																		of net
				Net real-									Net	Ratio		Ratio		investment
				ized and									assets,	of gross		of net		income
	Net asset	Net		unrealized	Total from					Net asset			end of	expenses		expenses		(loss) to
	value,	investment		gain (loss)	investment	From net	From net	From	Total	value,	Total		period	to average		to average		average		Portfolio
	beginning	income		on invest-	oper-	investment	realized	capital	distri-	end of	return		(in	net		net		net		turnover
Period ended	of period ($)	(loss) ($)[1]		ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)		millions)	assets (%)		assets (%)		assets (%)		(%)
Value & Restructuring Fund
CLASS NAV
02-28-2009[5]	11.98	0.07		(6.19)	(6.12)	(0.12)	—	—	(0.12)	5.74	(51.26)[3,6]		328	0.87	[4]	0.87	[4]	1.96	[4]	19
08-31-2008	12.92	0.14		(0.85)	(0.71)	(0.19)	(0.04)	—	(0.23)	11.98	(5.68)[6]		568	0.86		0.86		1.10		14
08-31-2007	11.08	0.18	[7]	1.82	2.00	(0.12)	(0.04)	—	(0.16)	12.92	18.12	[6]	395	0.86		0.86		1.40	[7]	19
08-31-2006[2]	10.00	0.12		0.99	1.11	(0.03)	—	—	(0.03)	11.08	11.07	[3,6]	296	0.92	[4]	0.92	[4]	1.33	[4]	17	[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 10-29-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

Fund	Class	Per share	Percentage of average net assets
Value & Restructuring	NAV	$0.04	0.315%

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from
		investment operations			Less distributions							Ratios to average net assets
														Ratio
														of net
			Net real-								Net	Ratio	Ratio	investment
			ized and								assets,	of gross	of net	income
	Net asset	Net	unrealized	Total from					Net asset		end of	expenses	expenses	(loss) to
	value,	investment	gain (loss)	investment	From net	From net	From	Total	value,	Total	period	to average	to average	average	Portfolio
	beginning	income	on invest-	oper-	investment	realized	capital	distri-	end of	return	(in	net	net	net	turnover
Period ended	of period ($)	(loss) ($)[1]	ments ($)	ations ($)	income ($)	gain ($)	paid-in ($)	butions ($)	period ($)	(%)	millions)	assets (%)	assets (%)	assets (%)	(%)
Vista Fund
CLASS NAV
02-28-2009[5]	12.55	(0.01)	(5.55)	(5.56)	(0.02)	(1.45)	—	(1.47)	5.52	(45.34)[3,6]	67	1.06[4]	1.06[4]	(0.26)[4]	109
08-31-2008	14.37	(0.07)	(0.64)	(0.71)	—	(1.11)	—	(1.11)	12.55	(6.15)[6]	114	0.98	0.98	(0.52)	154
08-31-2007	10.70	(0.06)[7]	3.73	3.67	—	—	—	—	14.37	34.30	170	0.97	0.97	(0.48)[7]	152
08-31-2006[2]	10.00	(0.01)	0.71	0.70	—	—	—	—	10.70	7.00 [3]	123	1.04[4]	1.04[4]	(0.15)[4]	205[3]

1	Based on the average of the shares outstanding.
2	Class NAV shares began operations on 10-29-05.
3	Not annualized.
4	Annualized.
5	Unaudited.
6	Assumes dividend reinvestment.
7	Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflects special dividends received by the Fund which amounted to the following amounts:

Fund	Class	Per share	Percentage of average net assets
Vista	NAV	$0.02	0.14%

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II
Notes to Financial Statements (Unaudited)

1. ORGANIZATION OF THE TRUST The John Hancock Funds II (JHF II or the Trust) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end investment management company. It is a series company, which means it has multiple Funds, each with a stated investment objective that it pursues through separate investment policies.

The Trust currently offers eighty-two separate investment Funds (individually the Fund and collectively the Funds), sixty-four of which are as follows:

Absolute Return Portfolio	Global Timber Fund	Real Return Bond Fund
Active Bond Fund	High Income Fund	Short Term Government Income Fund
All Cap Core Fund	High Yield Fund	Small Cap Growth Fund
All Cap Growth Fund	Index 500 Fund	Small Cap Index Fund
All Cap Value Fund	International Equity Index Fund	Small Cap Opportunities Fund
Alpha Opportunities Fund	International Opportunities Fund	Small Cap Value Fund
Alternative Asset Allocation Fund	International Small Cap Fund	Small Company Growth Fund
American Diversified Growth & Income Fund	International Small Company Fund	Small Company Value Fund
American Fundamental Holdings Fund	International Value Fund	Smaller Company Growth Fund
American Global Diversification Fund	Investment Quality Bond Fund	Spectrum Income Fund
Blue Chip Growth Fund	Large Cap Fund	Strategic Bond Fund
Capital Appreciation Fund	Large Cap Value Fund	Strategic Income Fund
Core Bond Fund	Mid Cap Index Fund	Total Bond Market Fund
Core Equity Fund	Mid Cap Intersection Fund	Total Return Fund
Emerging Markets Value Fund	Mid Cap Stock Fund	U.S. Government Securities Fund
Emerging Small Company Fund	Mid Cap Value Fund	U.S. High Yield Bond Fund
Equity-Income Fund	Mid Cap Value Equity Fund	U.S. Multi Sector Fund
Fundamental Value Fund	Mid Value Fund	Value Fund
Global Agribusiness Fund	Natural Resources Fund	Value & Restructuring Fund
Global Bond Fund	Optimized All Cap Fund	Vista Fund
Global Infrastructure Fund	Real Estate Equity Fund
Global Real Estate Fund	Real Estate Securities Fund

The five Lifestyle Portfolios, nine Lifecycle Portfolios, Floating Rate Income Fund, Optimized Value Fund, Retirement Distribution Portfolio and Retirement Rising Distribution Portfolio are covered in separate reports.

Each of the Funds, with the exception of Absolute Return Portfolio, Alternative Asset Allocation Fund, American Diversified Growth & Income Fund, American Fundamental Holdings Fund, American Global Diversification Fund, Core Equity Fund, Global Agribusiness Fund, Global Bond Fund, Global Infrastructure Fund, Global Real Estate Fund, Global Timber Fund, Natural Resources Fund, Real Estate Equity Fund, Real Estate Securities Fund, Real Return Bond Fund and U.S. Multi Sector Fund, is diversified for purposes of the 1940 Act.

Absolute Return Portfolio and Alternative Asset Allocation Fund operate as a “fund of funds,” investing in Class NAV shares of underlying funds of the Trust and John Hancock Funds III (JHF III) and also in other affiliated funds of the John Hancock Funds complex. They may also invest in unaffiliated underlying funds and other permitted investments.

American Diversified Growth & Income Fund, American Fundamental Holdings Fund and American Global Diversification Fund (collectively, JHF II American Funds) operate as a “fund of funds,” investing in shares of mutual funds (underlying funds). The American Funds accounting policies are outlined in their financial statements, available at the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov, or at the Commission’s public reference room in Washington, D.C. These Funds are not covered by this report.

John Hancock Investment Management Services, LLC (JHIMS or the Adviser), a Delaware limited liability company controlled by John Hancock Life Insurance Company (U.S.A.) (John Hancock USA), serves as investment adviser for the Trust, and John Hancock Funds, LLC (the Distributor), an affiliate of the Adviser, serves as principal underwriter. John Hancock USA is an indirect wholly owned subsidiary of Manulife Financial Corporation (MFC), a publicly traded company. MFC and its subsidiaries are known collectively as “Manulife Financial.”

John Hancock Funds II
Notes to Financial Statements (Unaudited)

ORGANIZATION OF THE TRUST, CONTINUED

The Funds described in this report offer six classes of shares as follows:

FUND	CLASS A	CLASS B	CLASS C	CLASS I	CLASS 1	CLASS NAV
Absolute Return Portfolio	•	•	•		•
Active Bond Fund					•	•
All Cap Core Fund						•
All Cap Growth Fund					•
All Cap Value Fund					•	•
Alpha Opportunities Fund						•
Alternative Asset Allocation Fund	•
American Diversified Growth & Income Fund					•
American Fundamental Holdings Fund					•
American Global Diversification Fund					•
Blue Chip Growth Fund					•	•
Capital Appreciation Fund					•	•
Core Bond Fund					•	•
Core Equity Fund					•
Emerging Markets Value Fund						•
Emerging Small Company Fund					•
Equity-Income Fund					•	•
Fundamental Value Fund					•	•
Global Agribusiness Fund	•			•
Global Bond Fund					•	•
Global Infrastructure Fund	•			•
Global Real Estate Fund						•
Global Timber Fund	•			•
High Income Fund						•
High Yield Fund					•	•
Index 500 Fund						•
International Equity Index Fund						•
International Opportunities Fund					•	•
International Small Cap Fund					•	•
International Small Company Fund						•
International Value Fund					•	•
Investment Quality Bond Fund					•	•
Large Cap Fund					•	•
Large Cap Value Fund					•	•
Mid Cap Index Fund						•
Mid Cap Intersection Fund						•
Mid Cap Stock Fund					•	•
Mid Cap Value Fund					•
Mid Cap Value Equity Fund						•
Mid Value Fund						•
Natural Resources Fund					•	•
Optimized All Cap Fund	•	•	•	•		•
Real Estate Equity Fund						•
Real Estate Securities Fund					•
Real Return Bond Fund					•	•
Short Term Government Income Fund						•
Small Cap Growth Fund						•
Small Cap Index Fund						•
Small Cap Opportunities Fund					•	•
Small Cap Value Fund						•
Small Company Growth Fund						•
Small Company Value Fund					•	•
Smaller Company Growth Fund						•
Spectrum Income Fund						•
Strategic Bond Fund					•	•
Strategic Income Fund						•
Total Bond Market Fund						•
Total Return Fund					•	•
U.S. Government Securities Fund					•	•
U.S. High Yield Bond Fund					•	•
U.S. Multi Sector Fund						•
Value Fund						•
Value & Restructuring Fund						•
Vista Fund						•

John Hancock Funds II
Notes to Financial Statements (Unaudited)

ORGANIZATION OF THE TRUST, CONTINUED

Class A, B, and C shares are open to all retail investors for Absolute Return Portfolio and Optimized All Cap Fund. Class A shares are open to all retail investors for Alternative Asset Allocation Fund, Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund. Class I shares are offered without any sales charge to various institutional and certain individual investors for Optimized All Cap Fund. Class 1 shares are sold only to certain exempt separate accounts of John Hancock USA and John Hancock New York. Class NAV shares are sold to Absolute Return Portfolio, Alternative Asset Allocation Fund, Lifestyle Portfolios, Lifecycle Portfolios and to certain institutional investors. The shares of each class represent an interest in the same portfolio of investments of the Fund, and have equal rights as to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

At February, 28, 2009, John Hancock USA owned shares of beneficial interest for the following Funds:

Fund	Class A	Class B	Class C	Class 1	Class I	Class NAV
Absolute Return Portfolio	146,270	143,698	143,698	147,212	—	—
Alternative Asset Allocation Fund	100,000	—	—	—	—	—
American Diversified Growth & Income Fund	—	—	—	101,552	—	—
American Fundamental Holdings Fund	—	—	—	101,883	—	—
American Global Diversification Fund	—	—	—	102,325	—	—
Global Agribusiness Fund	100,000	—	—	—	100,000	—
Global Infrastructure Fund	100,000	—	—	—	100,000	—
Global Timber Fund	100,000	—	—	—	100,000	—
Optimized All Cap Fund	144,057	141,460	141,460	—	145,181	—
Value Fund	—	—	—	—	—	543,515

New Funds Effective January 2, 2009, Alternative Asset Allocation Fund, Global Agribusiness Fund, Global Infrastructure Fund, Global Timber Fund, Mid Value Fund and Short Term Government Income Fund commenced operations. Effective December 16, 2008, Small Cap Value Fund commenced operations. Effective October 7, 2008, Alpha Opportunities Fund and Smaller Company Growth Fund commenced operations. Effective September 9, 2008, Small Cap Growth Fund commenced operations.

Cessation of Operations All of the net assets were redeemed from Emerging Growth Fund, Small Cap Fund and Small Company Fund on December 12, 2008, October 27, 2008 and December 15, 2008, respectively, and the Funds were terminated.

2. SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The Portfolios have adopted the provisions of Financial Accounting Standards Board (FASB) Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45” (the Position). The Position amends FASB Statement No. 133 (FAS 133), “Accounting for Derivative Instruments and Hedging Activities”, and also amends FASB Interpretation No. 45 (FIN 45), “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others.” The amendments to FAS 133 include required disclosure for the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, the fair value of the credit derivative, and the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the Position, and incorporated for the current period as part of the Notes to the Schedules of Investments and disclosures within Note 3, Credit Default Swap Agreements.

The following summarizes the significant accounting policies of the Portfolios:

Security Valuation Investments are stated at value as of the close of the regular trading on New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Funds are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Securities sold short are valued at the closing asking price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued, as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of the Adviser, a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at its net asset value each business day.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The Following Funds hold securities that are valued on the basis of a price provided by a single pricing source, including broker-dealers from whom the security was purchased. The risk associated with single sourced prices is that when markets are less liquid the price realized upon sale may be different than the price to value the security and the difference could be material to the Funds.

Percentage of Single Source Only
Fund	Securities at February 28, 2009
Global Bond Fund	15.50%
High Income Fund	16.88%

The Funds adopted Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective with the beginning of the Funds’ fiscal year. FAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of hierarchy are described below:

•  Level 1 — Quoted prices in active markets for identical securities.

•  Level 2 — Prices determined using other significant observable inputs. Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly through corroboration with observable market data. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

•  Level 3 — Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the Funds’ own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of February, 28, 2009. Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Absolute Return Portfolio
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$3,657,291	($494)
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$3,657,291	($494)

Active Bond Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$10,493,395	$106,649
Level 2 - Other Significant Observable Inputs	514,205,899	—
Level 3 - Significant Unobservable Inputs	10,920,704	—
Total	$535,619,998	$106,649

All Cap Core Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$251,728,861	($4,876,928)
Level 2 - Other Significant Observable Inputs	26,272,300	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$278,001,161	($4,876,928)

All Cap Growth Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$66,816,575	—
Level 2 - Other Significant Observable Inputs	6,718,020	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$73,534,595	—

All Cap Value Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$87,704,463	—
Level 2 - Other Significant Observable Inputs	1,766,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$89,470,463	—

Alpha Opportunities Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$285,370,685	—
Level 2 - Other Significant Observable Inputs	57,172,229	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$342,542,914	—

Alternative Asset Allocation Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$906,145	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$906,145	—

American Diversified Growth & Income Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$3,419,022	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$3,419,022	—

American Fundamental Holdings Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$2,097,709	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$2,097,709	—

American Global Diversification Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,948,938	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,948,938	—

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Blue Chip Growth Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,073,441,095	—
Level 2 - Other Significant Observable Inputs	20,623,991	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,094,065,086	—

Capital Appreciation Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$689,074,294	—
Level 2 - Other Significant Observable Inputs	45,747,710	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$734,822,004	—

Core Bond Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$208,517,770	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$208,517,770	—

Core Equity Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$3,910,980	—
Level 2 - Other Significant Observable Inputs	500,352	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$4,411,332	—

Emerging Markets Value Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$242,365,397	—
Level 2 - Other Significant Observable Inputs	364,874,988	—
Level 3 - Significant Unobservable Inputs	175,618	—
Total	$607,416,003	—

Emerging Small Company Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$20,103,949	—
Level 2 - Other Significant Observable Inputs	726,579	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$20,830,528	—

Equity-Income Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$579,626,844	—
Level 2 - Other Significant Observable Inputs	35,283,656	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$614,910,500	—

Fundamental Value Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$729,371,005	—
Level 2 - Other Significant Observable Inputs	135,809,861	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$865,180,866	—

Global Agribusiness Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,548,280	—
Level 2 - Other Significant Observable Inputs	101,295	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,649,575	—

Global Bond Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$59,358	$4,316,152
Level 2 - Other Significant Observable Inputs	796,188,723	(35,388,354)
Level 3 - Significant Unobservable Inputs	3,173,731	—
Total	$799,421,812	($31,072,202)

Global Infrastructure Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,265,942	—
Level 2 - Other Significant Observable Inputs	305,764	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,571,706	—

Global Real Estate Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$149,917,005	—
Level 2 - Other Significant Observable Inputs	197,407,116	$3,378,421
Level 3 - Significant Unobservable Inputs	—	—
Total	$347,324,121	$3,378,421

Global Timber Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$927,073	—
Level 2 - Other Significant Observable Inputs	403,532	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,330,605	—

High Income Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$23,024,896	—
Level 2 - Other Significant Observable Inputs	239,722,417	$225,345
Level 3 - Significant Unobservable Inputs	29,310,595	(11,887,204)
Total	$292,057,908	($11,661,859)

High Yield Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$11,192,564	—
Level 2 - Other Significant Observable Inputs	970,588,452	—
Level 3 - Significant Unobservable Inputs	16,770,123	—
Total	$998,551,139	—

Index 500 Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,614,438,804	($3,572,369)
Level 2 - Other Significant Observable Inputs	16,689,879	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,631,128,683	($3,572,369)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

International Equity Index Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$52,800,614	($1,019,365)
Level 2 - Other Significant Observable Inputs	260,545,919	(592,612)
Level 3 - Significant Unobservable Inputs	33,673	—
Total	$313,380,206	($1,611,977)

International Opportunities Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$166,853,234	—
Level 2 - Other Significant Observable Inputs	377,065,820	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$543,919,054	—

International Small Cap Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$36,461,913	—
Level 2 - Other Significant Observable Inputs	181,352,788	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$217,814,701	—

International Small Company Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$31,213,838	—
Level 2 - Other Significant Observable Inputs	198,079,674	—
Level 3 - Significant Unobservable Inputs	1,468	—
Total	$229,294,980	—

International Value Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$120,774,006	—
Level 2 - Other Significant Observable Inputs	694,589,157	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$815,363,163	—

Investment Quality Bond Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$12,615,000	$35,679
Level 2 - Other Significant Observable Inputs	149,098,095	731,272
Level 3 - Significant Unobservable Inputs	—	—
Total	$161,713,095	$766,951

Large Cap Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$136,518,930	—
Level 2 - Other Significant Observable Inputs	949,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$137,467,930	—

Large Cap Value Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$371,863,977	—
Level 2 - Other Significant Observable Inputs	6,878,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$378,741,977	—

Mid Cap Index Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$293,815,802	($989,236)
Level 2 - Other Significant Observable Inputs	3,719,973	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$297,535,775	($989,236)

Mid Cap Intersection Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$112,988,274	—
Level 2 - Other Significant Observable Inputs	2,639,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$115,627,274	—

Mid Cap Stock Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$409,178,880	—
Level 2 - Other Significant Observable Inputs	22,267,243	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$431,446,123	—

Mid Cap Value Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$42,161,288	—
Level 2 - Other Significant Observable Inputs	4,104,717	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$46,266,005	—

Mid Cap Value Equity Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$59,240,184	—
Level 2 - Other Significant Observable Inputs	2,474,985	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$61,715,169	—

Mid Value Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$29,915,567	—
Level 2 - Other Significant Observable Inputs	3,295,646	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$33,211,213	—

Natural Resources Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$326,033,280	—
Level 2 - Other Significant Observable Inputs	77,290,769	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$403,324,049	—

Optimized All Cap Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$2,764,390	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$2,764,390	—

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Real Estate Equity Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$125,976,064	—
Level 2 - Other Significant Observable Inputs	12,843,628	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$138,819,692	—

Real Estate Securities Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$47,160,290	—
Level 2 - Other Significant Observable Inputs	212,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$47,372,290	—

Real Return Bond Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$10,451,300	$24,002,290
Level 2 - Other Significant Observable Inputs	1,280,732,833	(15,550,476)
Level 3 - Significant Unobservable Inputs	569,550	—
Total	$1,291,753,683	$8,451,814

Short Term Government Income Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	—	—
Level 2 - Other Significant Observable Inputs	$9,526,519	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$9,526,519	—

Small Cap Growth Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$84,054,247	—
Level 2 - Other Significant Observable Inputs	1,461,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$85,515,247	—

Small Cap Index Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$100,721,389	($2,486,053)
Level 2 - Other Significant Observable Inputs	12,515,409	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$113,236,798	($2,486,053)

Small Cap Opportunities Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$80,726,645	—
Level 2 - Other Significant Observable Inputs	1,606,000	—
Level 3 - Significant Unobservable Inputs	516	—
Total	$82,333,161	—

Small Cap Value Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$8,357,306	—
Level 2 - Other Significant Observable Inputs	374,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$8,731,306	—

Small Company Growth Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$122,545,807	—
Level 2 - Other Significant Observable Inputs	2,483,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$125,028,807	—

Small Company Value Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$344,187,794	—
Level 2 - Other Significant Observable Inputs	10,447,334	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$354,635,128	—

Smaller Company Growth Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$98,806,787	($168,459)
Level 2 - Other Significant Observable Inputs	4,406,990	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$103,213,777	($168,459)

Spectrum Income Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$113,912,283	$177,999
Level 2 - Other Significant Observable Inputs	635,791,354	1,549,319
Level 3 - Significant Unobservable Inputs	2,061,298	—
Total	$751,764,935	$1,727,318

Strategic Bond Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$25,431,760	($15,159)
Level 2 - Other Significant Observable Inputs	405,821,273	—
Level 3 - Significant Unobservable Inputs	10,035,737	—
Total	$441,288,770	($15,159)

Strategic Income Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$2,088,618	$596,500
Level 2 - Other Significant Observable Inputs	313,273,575	9,762,077
Level 3 - Significant Unobservable Inputs	9,580,447	(1,250,295)
Total	$324,942,640	$9,108,282

Total Bond Market Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$9,655,250	—
Level 2 - Other Significant Observable Inputs	378,964,530	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$388,619,780	—

Total Return Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$8,331,000	$35,558,635
Level 2 - Other Significant Observable Inputs	1,817,609,082	(5,199,316)
Level 3 - Significant Unobservable Inputs	—	—
Total	$1,825,940,082	$30,359,319

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

U.S. Government Securities Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$12,765,469	$79,447
Level 2 - Other Significant Observable Inputs	162,788,596	—
Level 3 - Significant Unobservable Inputs	1,126,659	—
Total	$176,680,724	$79,447

U.S. High Yield Bond Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$1,124,125	—
Level 2 - Other Significant Observable Inputs	419,585,575	—
Level 3 - Significant Unobservable Inputs	35,000	—
Total	$420,744,700	—

U.S. Multi Sector Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$474,748,686	($1,129,911)
Level 2 - Other Significant Observable Inputs	14,213,000	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$488,961,686	($1,129,911)

Value Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$17,003,275	—
Level 2 - Other Significant Observable Inputs	1,099,996	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$18,103,271	—

Value & Restructuring Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$297,691,339	—
Level 2 - Other Significant Observable Inputs	44,956,091	—
Level 3 - Significant Unobservable Inputs	44,931	—
Total	$342,692,361	—

Vista Fund
	Investments in	Other Financial
Valuation Inputs:	Securities	Instruments
Level 1 - Quoted Prices	$68,908,202	—
Level 2 - Other Significant Observable Inputs	1,428,248	$5,649
Level 3 - Significant Unobservable Inputs	—	—
Total	$70,336,450	$5,649

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Active Bond Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$15,261,255	—
Accrued discounts/premiums	35,108	—
Realized gain (loss)	17,076	—
Change in unrealized appreciation (depreciation)	(7,134,090)	—
Net purchases (sales)	(513,327)	—
Transfers in and/or out of Level 3	3,254,682	—
Balance as of 2/28/09	$10,920,704	—
Change in unrealized at period end**	($7,134,090)	—

Core Bond Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$1,439,613	—
Accrued discounts/premiums	—	—
Realized gain (loss)	(165,998)	—
Change in unrealized appreciation (depreciation)	37,387	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(1,311,002)	—
Balance as of 2/28/09	—	—
Change in unrealized at period end**	—	—

Emerging Markets Value Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$148,620	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(13,663)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	40,661	—
Balance as of 2/28/09	$175,618	—
Change in unrealized at period end**	$27,233	—

Equity-Income Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$5,492,346	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	307,654	—
Net purchases (sales)	(5,800,000)	—
Transfers in and/or out of Level 3	—	—
Balance as of 2/28/09	—	—
Change in unrealized at period end**	—	—

Fundamental Value Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$2,457,280	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(2,457,280)	—
Balance as of 2/28/09	—	—
Change in unrealized at period end**	—	—

Global Bond Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$20,375,886	—
Accrued discounts/premiums	(22,035)	—
Realized gain (loss)	(84,441)	—
Change in unrealized appreciation (depreciation)	(647,123)	—
Net purchases (sales)	(2,214,197)	—
Transfers in and/or out of Level 3	(14,234,359)	—
Balance as of 2/28/09	$3,173,731	—
Change in unrealized at period end**	($718,453)	—

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

High Income Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$37,575,120	—
Accrued discounts/premiums	254,856	—
Realized gain (loss)	(62,115)	—
Change in unrealized appreciation (depreciation)	(4,963,035)	($8,364,104)
Net purchases (sales)	(5,116,150)	(3,523,100)
Transfers in and/or out of Level 3	1,621,919	—
Balance as of 2/28/09	$29,310,595	($11,887,204)
Change in unrealized at period end**	($2,374,935)	($8,364,104)

High Yield Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$5,849,979	—
Accrued discounts/premiums	63,509	—
Realized gain (loss)	(2,615,395)	—
Change in unrealized appreciation (depreciation)	(7,675,200)	—
Net purchases (sales)	(930,604)	—
Transfers in and/or out of Level 3	22,077,834	—
Balance as of 2/28/09	$16,770,123	—
Change in unrealized at period end**	($10,244,022)	—

International Equity Index Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$49,973	—
Accrued discounts/premiums	—	—
Realized gain (loss)	(36,898)	—
Change in unrealized appreciation (depreciation)	(56,863)	—
Net purchases (sales)	(7,006)	—
Transfers in and/or out of Level 3	84,467	—
Balance as of 2/28/09	$33,673	—
Change in unrealized at period end**	($63,484)	—

International Small Company Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$839,314	—
Accrued discounts/premiums	—	—
Realized gain (loss)	(388,696)	—
Change in unrealized appreciation (depreciation)	(742,550)	—
Net purchases (sales)	(217,117)	—
Transfers in and/or out of Level 3	510,517	—
Balance as of 2/28/09	$1,468	—
Change in unrealized at period end**	($503)	—

Investment Quality Bond Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$22,342	—
Accrued discounts/premiums	553	—
Realized gain (loss)	(63,470)	—
Change in unrealized appreciation (depreciation)	64,065	—
Net purchases (sales)	(23,490)	—
Transfers in and/or out of Level 3	—	—
Balance as of 2/28/09	—	—
Change in unrealized at period end**	—	—

Real Return Bond Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$585,998	—
Accrued discounts/premiums	18	—
Realized gain (loss)	836	—
Change in unrealized appreciation (depreciation)	(102,947)	—
Net purchases (sales)	(138,143)	—
Transfers in and/or out of Level 3	223,788	—
Balance as of 2/28/09	$569,550	—
Change in unrealized at period end**	($102,947)	—

Small Cap Opportunities Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$156,600	—
Accrued discounts/premiums	—	—
Realized gain (loss)	(579,579)	—
Change in unrealized appreciation (depreciation)	424,752	—
Net purchases (sales)	(1,257)	—
Transfers in and/or out of Level 3	—	—
Balance as of 2/28/09	$516	—
Change in unrealized at period end**	($71,148)	—

Spectrum Income Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$2,456,779	—
Accrued discounts/premiums	21,759	—
Realized gain (loss)	(332,687)	—
Change in unrealized appreciation (depreciation)	(776,882)	—
Net purchases (sales)	(1,061,324)	—
Transfers in and/or out of Level 3	1,753,653	—
Balance as of 2/28/09	$2,061,298	—
Change in unrealized at period end**	($837,735)	—

Strategic Bond Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$11,286,509	—
Accrued discounts/premiums	575,130	—
Realized gain (loss)	(157,742)	—
Change in unrealized appreciation (depreciation)	(2,934,181)	—
Net purchases (sales)	(5,240,550)	—
Transfers in and/or out of Level 3	6,506,571	—
Balance as of 2/28/09	$10,035,737	—
Change in unrealized at period end**	($3,289,194)	—

Strategic Income Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$7,455,685	—
Accrued discounts/premiums	23,036	—
Realized gain (loss)	1,608,908	—
Change in unrealized appreciation (depreciation)	(796,597)	($707,960)
Net purchases (sales)	(2,479,180)	(542,335)
Transfers in and/or out of Level 3	3,768,595	—
Balance as of 2/28/09	$9,580,447	($1,250,295)
Change in unrealized at period end**	($897,725)	($707,960)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Total Return Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$15,899,500	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	(15,899,500)	—
Balance as of 2/28/09	—	—
Change in unrealized at period end**	—	—

U.S. Government Securities Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$3,094,073	—
Accrued discounts/premiums	340	—
Realized gain (loss)	29,919	—
Change in unrealized appreciation (depreciation)	(126,587)	—
Net purchases (sales)	(2,311,201)	—
Transfers in and/or out of Level 3	440,115	—
Balance as of 2/28/09	$1,126,659	—
Change in unrealized at period end**	($184,797)	—

U.S. High Yield Bond
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	—	—
Accrued discounts/premiums	$21,514	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(336,514)	—
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	350,000	—
Balance as of 2/28/09	$35,000	—
Change in unrealized at period end**	($336,514)	—

Value & Restructuring Fund
	Investments in	Other Financial
	Securities	Instruments
Balance as of 8/31/08	$208,261	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	48,496	—
Net purchases (sales)	(211,826)	—
Transfers in and/or out of Level 3	—	—
Balance as of 2/28/09	$44,931	—
Change in unrealized at period end**	$48,496	—

** Change in unrealized appreciation (depreciation) attributable to level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of Changes.

Delayed-Delivery Transactions All Funds of the Trust described in this report may purchase or sell debt securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. The Fund may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward-delivery basis are identified in the Portfolio of Investments.

In a “To Be Announced” (TBA) transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

Mortgage Dollar Rolls All Funds of the Trust described in this report may enter into mortgage dollar rolls, in which they sell debt securities for delivery currently and simultaneously contract to repurchase similar, but not identical, securities at the same price or a lower price on an agreed upon date. The Funds account for such dollar rolls as purchases and sales, and receive compensation as consideration for entering into the commitment to repurchase. The compensation is the difference between the current sale price and the forward price of the future purchase (often referred to as the “drop”), as well as the interest earned on the cash proceeds of the initial sale. A Fund may also be compensated by the receipt of a commitment fee. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal, without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund’s use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

Inflation-Indexed Bonds All Funds of the Trust described in this report may invest in inflation indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to a rate of inflation both increase or decrease, such as the Consumer Price Index. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation as described above. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Short Sales Certain Funds may make short sales of securities. A short sale is a transaction in which a Fund sells a security that it does not own, in anticipation of a decline in the market value of the security. The Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. Certain of the Funds may also make short sales “against the box.’’ In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

Until a Fund closes its short position or replaces a borrowed security, the Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated, plus the amount deposited with the lender as collateral, will equal the current market value of the security sold short or (ii) otherwise cover its short position. Possible losses from short sales which are not against the box may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Interest expense relates to the Funds’ liability with respect to short sale transactions by the Funds. Interest expense is recorded as incurred.

Securities sold in short sale transactions and interest and dividend payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. Fees incurred to borrow securities for short sales are recorded as interest expense in the Statements of Operations.

Loan participations and assignments A Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignments or otherwise) will depend primarily on the financial condition of the borrower. The failure by a Fund to receive scheduled interest or principal payments on a loan or a loan participation, because of a default, bankruptcy or any other reason, would adversely affect the income of a Fund and would likely reduce the value of its assets. Even with secured loans, there is no assurance that the collateral securing the loan will be sufficient to protect a Fund against losses in value or a decline in income in the event of a borrower’s non-payment of principal or interest and, in the event of a bankruptcy of a borrower, a Fund could experience delays or limitations in its ability to realize the benefits of any collateral securing the loan. Furthermore, the value of any such collateral may decline and may be difficult to liquidate. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by a Fund to invest in a particular loan or loan participation could depend exclusively on the subadviser’s credit analysis of the borrower and, in the case of a loan participation, the intermediary. A Fund may have limited rights to enforce the terms of an underlying loan. Fees associated with loan amendments are accrued daily. At period end, the total principal amount and market value of unfunded commitments totaled $20,121 and $17,159 for Spectrum Income Fund and $92,451 and $74,885 for U.S. High Yield Bond Fund, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by a Fund.

Repurchase Agreements Each Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the market value is generally at least 102% of the repurchase amount. Each Fund will take constructive receipt of all securities underlying the repurchase agreements it has entered into, until such agreements expire. If the seller defaults, a Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase amount. Each Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks or other financial institutions deemed to be creditworthy by the Adviser. Collateral for certain tri-party repurchase agreements is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty.

Security Transactions and Related Investment Income Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-date or when the Fund becomes aware of the dividends from cash collections. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status, and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful, based upon consistently applied procedures.

The interest on inflation indexed securities is accrued based upon the principal value, which is adjusted for inflation. Principal of inflation index protected securities is increased or decreased by the rate of change in the Consumer Price Index. Interest income includes accretion of discounts and amortization of premiums, as well as accretion or amortization of principal of inflation index protected securities.

From time to time, certain Funds may invest in Real Estate Investment Trusts (REITs) and, as a result, will estimate the components of distributions from these securities. Distributions from REITs received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain.

The Funds use the specific identification method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Securities Lending The Funds may lend portfolio securities from time to time in order to earn additional income. The Funds retain beneficial ownership of the securities they have loaned and continue to receive interest and dividends paid by the issuer of securities and to participate in any changes in their value. On the settlement date of the loan, the Funds receive cash collateral against the loaned securities and maintain the cash collateral in an amount not less than 102% of the market value of the loaned securities for U.S. equity and corporate securities, and 105% for foreign equity and corporate securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required cash collateral is delivered to the Funds on the next business day or returned to the borrower if over collateralized. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Cash collateral received is invested in JHCIT. The Funds receive compensation for lending their securities in the form of fees. If the borrower is unable to return the securities loaned upon sale of a security or other Fund instructions because of insolvency or other reasons, the Funds could experience delays and costs in recovering the securities loaned or in gaining access to the collateral and could be prevented from voting on a proxy statement. The Funds bear the risk in the event that invested collateral is not sufficient to meet obligations due on loans.

Bank Borrowings All Funds described in this report have entered into an agreement which enables them to participate in a $150 million unsecured committed line of credit with State Street Corporation. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, based on the average daily-unused portion of the line of credit, is charged to each participating Fund on a prorated basis based on average net assets. Prior to February 19, 2009, the commitment fee was 0.05%. For the period ended February 28, 2009, there were no borrowings under the line of credit.

Pursuant to the custodian agreement, the Custodian may, in its discretion, advance funds to a Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft, including any costs or expenses associated with the overdraft. The Custodian has a lien and security interest in any Fund property that is not segregated, to the extent of any overdraft.

Expenses The majority of expenses are directly identifiable to an individual Fund. Trust expenses that are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class Allocations Income, common expenses and realized and unrealized gains (losses) are determined at the Fund level and allocated daily to each series of shares based on the appropriate net asset value of the respective series. Dividends from net investment income are determined at a class level and distributions from capital gains are determined at the Fund level. Class-specific expenses, such as Distribution (Rule 12b-1) fees, are calculated and accrued daily at the series level based on the appropriate net asset value of each series and the specific expense rate(s) applicable to each class.

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Broker Commission Rebates The Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds. Commission rebates are reflected as a realized gain on securities in the Statement of Operations. For the period ended February 28, 2009, the following funds received rebates:

Fund	Rebate Amounts
All Cap Growth Fund	$11,816
All Cap Value Fund	4,612
Alpha Opportunities Fund	17,160
Blue Chip Growth Fund	41,622
Capital Appreciation Fund	87,759
Core Equity Fund	68,998
Emerging Small Company Fund	16,335
Equity-Income Fund	14,265
Fundamental Value Fund	41,986
International Equity Index Fund	932
Large Cap Fund	20,464
Mid Cap Intersection Fund	1,212
Mid Cap Stock Fund	29,983
Mid Cap Value Fund	7,179
Mid Cap Value Equity Fund	9,043
Mid Value Fund	28
Natural Resources Fund	1,692
Small Cap Growth Fund	6,881
Small Cap Opportunities Fund	25,379
Small Cap Value Fund	31
Small Company Growth Fund	5,553
Small Company Value Fund	7,724
Smaller Company Growth Fund	21,244

Federal Income Taxes Each Fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, certain Funds have a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, no capital gain distributions will be made.

At August 31, 2008, capital loss carryforwards available to offset future realized gains were as follows:

	CAPITAL LOSS CARRYFORWARDS
	EXPIRING AT AUGUST 31
FUND	2014	2015	2016
Blue Chip Growth Fund	—	—	$30,360
Capital Appreciation Fund	$21,055	$15,745,631	7,209,637
Emerging Small Company Fund	—	35,683	—
Global Real Estate Fund	—	—	9,668,659
High Yield Fund	—	—	991,060
Large Cap Value Fund	—	—	2,565,968
Mid Cap Intersection Fund	—	—	8,451,233
Small Cap Opportunities Fund	—	—	869,705
Strategic Bond Fund	—	521,499	—
Strategic Income Fund	—	570,632	1,198,513
U.S. High Yield Bond Fund	—	—	469,396
U.S. Multi Sector Fund	—	—	3,502,461
Value & Restructuring Fund	—	—	1,288,503

As of February 28, 2009, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. Each of the Fund’s federal tax returns filed in the 3-years ended August 31, 2008, remains subject to examination by the Internal Revenue Service.

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

The cost of investments owned on February 28, 2009, including short-term investments, for federal income tax purposes, was as follows:

				Net Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Absolute Return Portfolio	$5,569,816	$710	($1,913,235)	($1,912,525)
Active Bond Fund	622,985,525	11,495,441	(98,860,968)	(87,365,527)
All Cap Core Fund	357,176,650	4,974,069	(84,149,558)	(79,175,489)
All Cap Growth Fund	80,741,784	1,796,754	(9,003,943)	(7,207,189)
All Cap Value Fund	107,243,702	2,431,874	(20,205,113)	(17,773,239)
Alpha Opportunities Fund	373,491,589	6,947,416	(37,896,091)	(30,948,675)
Alternative Asset Allocation Fund	999,417	10,597	(103,869)	(93,272)
American Diversified Growth & Income Fund	4,201,431	—	(782,409)	(782,409)
American Fundamental Holdings Fund	2,548,702	2,172	(453,165)	(450,993)
American Global Diversification Fund	2,497,371	—	(548,433)	(548,433)
Blue Chip Growth Fund	1,363,419,376	46,639,182	(315,993,472)	(269,354,290)
Capital Appreciation Fund	843,637,048	24,159,793	(132,974,837)	(108,815,044)
Core Bond Fund	234,367,349	2,234,676	(7,998,552)	(5,763,876)
Core Equity Fund	24,518,230	34,373	(20,141,271)	(20,106,898)
Emerging Markets Value Fund	1,002,369,207	5,530,656	(400,483,860)	(394,953,204)
Emerging Small Company Fund	27,403,050	728,802	(7,301,324)	(6,572,522)
Equity-Income Fund	1,010,379,765	1,370,274	(396,839,539)	(395,469,265)
Fundamental Value Fund	1,416,174,003	4,758,188	(555,751,325)	(550,993,137)
Global Agribusiness Fund	1,728,050	55,000	(133,475)	(78,475)
Global Bond Fund	918,476,574	17,389,396	(136,444,158)	(119,054,762)
Global Infrastructure Fund	1,951,957	651	(380,902)	(380,251)
Global Real Estate Fund	593,738,919	1,843,726	(248,258,524)	(246,414,798)
Global Timber Fund	1,849,545	543	(519,483)	(518,940)
High Income Fund	583,294,033	15,929,336	(307,165,461)	(291,236,125)
High Yield Fund	1,587,014,122	6,864,569	(595,327,552)	(588,462,983)
Index 500 Fund	2,291,507,210	4,298,454	(664,676,981)	(660,378,527)
International Equity Index Fund	539,351,964	3,454,684	(229,426,442)	(225,971,758)
International Opportunities Fund	737,396,577	14,040,960	(207,518,483)	(193,477,523)
International Small Cap Fund	429,179,011	3,154,614	(214,518,924)	(211,364,310)
International Small Company Fund	483,637,808	2,822,746	(257,165,574)	(254,342,828)
International Value Fund	1,536,671,278	3,670,185	(724,978,300)	(721,308,115)
Investment Quality Bond Fund	176,289,001	2,027,262	(16,603,168)	(14,575,906)
Large Cap Fund	202,491,143	907,997	(65,931,210)	(65,023,213)
Large Cap Value Fund	526,781,736	5,077,161	(153,116,920)	(148,039,759)
Mid Cap Index Fund	442,889,690	3,126,741	(148,480,656)	(145,353,915)
Mid Cap Intersection Fund	168,784,499	1,748,433	(54,905,658)	(53,157,225)
Mid Cap Stock Fund	532,427,933	11,940,102	(112,921,912)	(100,981,810)
Mid Cap Value Fund	58,335,473	655,003	(12,724,471)	(12,069,468)
Mid Cap Value Equity Fund	96,722,674	909,367	(35,916,872)	(35,007,505)
Mid Value Fund	40,323,697	399,811	(7,512,295)	(7,112,484)
Natural Resources Fund	626,885,809	123,567	(223,685,327)	(223,561,760)
Optimized All Cap Fund	4,037,035	35,149	(1,307,794)	(1,272,645)
Real Estate Equity Fund	255,958,732	432,246	(117,571,286)	(117,139,040)
Real Estate Securities Fund	80,716,866	474,027	(33,818,603)	(33,344,576)
Real Return Bond Fund	1,348,195,974	10,787,751	(64,093,167)	(53,305,416)
Short Term Government Income Fund	9,527,706	30,639	(31,826)	(1,187)
Small Cap Growth Fund	95,016,684	3,031,650	(12,533,087)	(9,501,437)
Small Cap Index Fund	156,710,141	1,703,158	(45,176,501)	(43,473,343)
Small Cap Opportunities Fund	118,522,161	1,747,949	(37,936,949)	(36,189,000)
Small Cap Value Fund	10,589,085	166,405	(2,024,184)	(1,857,779)
Small Company Growth Fund	173,300,766	4,675,696	(52,947,655)	(48,271,959)
Small Company Value Fund	543,779,061	10,546,091	(199,690,024)	(189,143,933)
Smaller Company Growth Fund	121,431,648	3,309,917	(21,527,788)	(18,217,871)
Spectrum Income Fund	900,524,506	12,739,474	(161,499,045)	(148,759,571)
Strategic Bond Fund	581,650,333	3,801,661	(144,163,224)	(140,361,563)
Strategic Income Fund	420,825,584	7,626,198	(103,509,142)	(95,882,944)
Total Bond Market Fund	384,104,289	9,529,981	(5,014,490)	4,515,491
Total Return Fund	2,159,845,302	24,001,916	(206,878,542)	(182,876,626)
U.S. Government Securities Fund	201,931,953	2,515,221	(27,766,450)	(25,251,229)
U.S. High Yield Bond Fund	549,220,660	2,106,679	(130,582,639)	(128,475,960)
U.S. Multi Sector Fund	655,719,328	5,064,543	(171,822,185)	(166,757,642)
Value Fund	26,690,337	204,766	(8,791,832)	(8,587,066)
Value & Restructuring Fund	496,023,426	5,294,951	(158,626,016)	(153,331,065)
Vista Fund	76,827,392	3,069,181	(9,560,123)	(6,490,942)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Distribution of Income and Gains The Funds record distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Funds generally declare and pay dividends and capital gains distributions, if any, annually, with the exception of Active Bond Fund, Core Bond Fund, Global Agribusiness Fund, Global Bond Fund, Global Infrastructure Fund, Global Timer Fund, High Income Fund, High Yield Fund, Investment Quality Bond Fund, Real Return Bond Fund, Spectrum Income Fund, Strategic Bond Fund, Strategic Income Fund, Total Bond Market Fund, Total Return Fund, U.S. Government Securities Fund and U.S. High Yield Bond Fund, which generally declare and pay dividends quarterly and capital gains distributions, if any, annually. Distributions paid by the Funds with respect to each class of shares are calculated in the same manner at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

During the year ended August 31, 2008, tax character of distributions paid was as follows:

	2008 Distributions
		Long Term	Return of
Fund	Ordinary Income	Capital Gains	Capital	Total
Absolute Return Portfolio	$342,750	$33,218	—	$375,968
Active Bond Fund	30,653,584	—	—	30,653,584
All Cap Core Fund	29,104,571	3,995,859	—	33,100,430
All Cap Growth Fund	2,022,589	7,048,943	—	9,071,532
All Cap Value Fund	10,433,775	21,933,631	—	32,367,406
Blue Chip Growth Fund	15,545,901	224,978	—	15,770,879
Capital Appreciation Fund	2,573,553	—	—	2,573,553
Core Bond Fund	12,957,719	—	—	12,957,719
Core Equity Fund	7,468,698	12,527,721	—	19,996,419
Emerging Markets Value Fund	8,770,631	—	—	8,770,631
Equity-Income Fund	20,617,820	41,991,685	—	62,609,505
Fundamental Value Fund	14,055,893	7,969,498	—	22,025,391
Global Bond Fund	43,039,332	4,490,207	—	47,529,539
Global Real Estate Fund	31,036,600	4,807,187	—	35,843,787
High Income Fund	45,043,435	4,519,804	—	49,563,239
High Yield Fund	148,386,992	4,440,144	—	152,827,136
Index 500 Fund	2,040,133	440,461	—	2,480,594
International Equity Index Fund	12,749,571	9,864,410	—	22,613,981
International Opportunities Fund	55,500,786	48,677,774	—	104,178,560
International Small Cap Fund	21,315,357	54,644,506	—	75,959,863
International Small Company Fund	17,675,776	6,060,030	—	23,735,806
International Value Fund	47,331,367	69,502,776	—	116,834,143
Investment Quality Bond Fund	9,466,495	—	—	9,466,495
Large Cap Fund	10,098,562	3,859,801	—	13,958,363
Large Cap Value Fund	11,807,806	8,031,102	—	19,838,908
Mid Cap Index Fund	17,664,488	21,697,544	—	39,362,032
Mid Cap Intersection Fund	233,067	—	—	233,067
Mid Cap Stock Fund	26,044,310	20,506,411	—	46,550,721
Mid Cap Value Fund	7,895,317	7,903,170	—	15,798,487
Mid Cap Value Equity Fund	2,493,636	1,556,380	—	4,050,016
Natural Resources Fund	17,812,018	193,158,194	—	210,970,212
Optimized All Cap Fund	615,899	25,979	—	641,878
Real Estate Equity Fund	22,998,345	7,512,176	—	30,510,521
Real Estate Securities Fund	6,289,168	15,773,539	—	22,062,707
Real Return Bond Fund	45,676,499	—	—	45,676,499
Small Cap Index Fund	4,118,742	10,517,153	—	14,635,895
Small Cap Opportunities Fund	3,237,091	849,362	—	4,086,453
Small Company Growth Fund	1,370,507	3,730,653	—	5,101,160
Small Company Value Fund	4,002,630	18,071,903	—	22,074,533
Spectrum Income Fund	52,378,455	10,201,255	—	62,579,710
Strategic Bond Fund	29,786,818	—	—	29,786,818
Strategic Income Fund	17,879,553	—	—	17,879,553
Total Bond Market Fund	2,693,946	—	—	2,693,946
Total Return Fund	93,846,297	—	—	93,846,297
U.S. Government Securities Fund	8,402,579	—	—	8,402,579
U.S. High Yield Bond Fund	32,700,930	109,905	—	32,810,835
U.S. Multi Sector Fund	40,391,149	30,744,288	—	71,135,437
Value Fund	966,663	—	—	966,663
Value & Restructuring Fund	7,516,364	—	—	7,516,364
Vista Fund	2,470,692	10,280,477	—	12,751,169

John Hancock Funds II
Notes to Financial Statements (Unaudited)

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Foreign Currency Translation The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Certain Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based upon income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation.

New Accounting Pronouncement In March 2008, FASB No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities, an amendment of FAS 133”, was issued and is effective for fiscal years or interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations, and how these instruments affect a company’s financial position, performance and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of March 31, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

3. FINANCIAL INSTRUMENTS

Options Each Fund of the Trust described in this report may purchase and sell put and call options on securities, securities indices, currencies, swaps (“swaptions”) and futures contracts. Listed options, if no closing price is available, are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by management using an independent source at the mean between the last bid and ask prices.

When a Fund writes a put or call option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently “marked-to-market” to reflect the current market value of the option written. If an option expires or if the Fund enters into an offsetting purchase option, the Fund realizes a gain or loss. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, with the proceeds of the sale increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option. A Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option.

When a Fund purchases a put or call option, the premium paid by the Fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect the current market value of the option. If the purchased option expires, the Fund realizes a loss for the cost of the option. If a Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether proceeds from the closing sale transaction are greater or less than the original cost of the option. If a Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid.

The Funds may use options to manage exposure to fluctuations in currency values. Writing puts and buying calls may increase the Fund’s exposure to the underlying instrument. Buying puts and writing calls may decrease a Fund’s exposure to the underlying instrument. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the terms of the contract.

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

Written options for the period ended February 28, 2009, were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Global Bond Fund
Outstanding, beginning of period	262,100,825	$6,842,464
Options written	50,857,976	1,518,142
Option closed	(84,300,096)	(1,851,735)
Options expired	(26,156,220)	(804,197)
Outstanding, end of period	202,502,485	$5,704,674
High Income Fund
Outstanding, beginning of period	—	—
Options written	196,000,000	$3,523,100
Option closed	—	—
Options expired	—	—
Outstanding, end of period	196,000,000	$3,523,100
Real Return Bond Fund
Outstanding, beginning of period	110,200,277	$3,293,412
Options written	27,200,334	522,808
Option closed	(22,000,106)	(772,663)
Options expired	(64,100,409)	(1,877,961)
Outstanding, end of period	51,300,096	$1,165,596
Spectrum Income Fund
Outstanding, beginning of period	—	—
Options written	5	9,821
Option closed	—	—
Options expired	(5)	(9,821)
Outstanding, end of period	—	—
Strategic Bond Fund
Outstanding, beginning of period	996	$666,942
Options written	808	905,193
Option closed	(126)	(191,773)
Options expired	(1,507)	(1,203,643)
Outstanding, end of period	171	$176,719
Strategic Income Fund
Outstanding, beginning of period	13,225,000	$49,293
Options written	41,610,000	742,555
Option closed	—	—
Options expired	(33,685,000)	(249,513)
Outstanding, end of period	21,150,000	$542,335
Total Return Fund
Outstanding, beginning of period	300,100,000	$8,499,252
Options written	101,001,279	1,285,774
Option closed	(269,300,000)	(7,513,142)
Options expired	(38,800,822)	(1,602,830)
Outstanding, end of period	93,000,457	$669,054
U.S. Government Securities Fund
Outstanding, beginning of period	—	—
Options written	217	$122,054
Option closed	—	—
Options expired	—	—
Options exercised	—	—
Outstanding, end of period	217	$122,054

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

The following is a summary of open written options outstanding as of February 28, 2009:

Option on Securities

				NUMBER OF
				CONTRACTS/NOTIONAL
PORTFOLIO	NAME OF ISSUER	STRIKE PRICE	EXPIRATION DATE	AMOUNT	PREMIUM	VALUE
Total Return Fund	PUTS
	Fannie Mae	$102.00	Apr 2009	4,000,000	$25,625	($25,625)
				4,000,000	$25,625	($25,625)

Options on Exchange-Traded Futures Contracts

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Global Bond Fund	CALLS
	U.S. Treasury 10-Year Note Futures	$122.50	Mar 2009	30	$14,925	($18,281)
				30	$14,925	($18,281)
	PUTS
	EURIBOR Futures	$95.25	Mar 2009	175	$93,209	—
	Eurodollar Futures	98.63	Mar 2009	175	50,056	($17,500)
	Eurodollar Futures	97.25	Mar 2009	427	129,958	(2,669)
	Eurodollar Futures	97.50	Mar 2009	610	251,588	(3,813)
	Eurodollar Futures	98.50	Mar 2009	56	9,266	(2,800)
	Eurodollar Futures	98.88	Mar 2009	144	33,840	(64,800)
	Eurodollar Futures	97.25	Jun 2009	305	196,713	(19,063)
	Eurodollar Futures	98.50	Jun 2009	120	51,900	(38,250)
	U.K. 90-Day Libor Futures	93.00	Jun 2009	200	118,594	—
	U.K. 90-Day Libor Futures	92.00	Dec 2009	136	53,893	—
	U.S. Treasury 10-Year Note Futures	118.00	Mar 2009	53	30,508	(41,406)
	U.S. Treasury 10-Year Note Futures	117.50	Mar 2009	13	7,077	(7,077)
	U.S. Treasury 10-Year Note Futures	117.00	Mar 2009	41	24,241	(21,781)
				2,455	$1,050,843	($219,159)

Real Return Bond Fund	PUTS
	Eurodollar Futures	$98.50	Mar 2009	51	$8,454	($2,550)
	Eurodollar Futures	98.88	Mar 2009	45	10,575	(20,250)
				96	$19,029	($22,800)

Strategic Bond Fund	CALLS
	U.S. Treasury 30-Year Bond Futures	$131.00	May 2009	17	$55,422	($34,265)
	U.S. Treasury 10-Year Note Futures	125.00	May 2009	19	15,946	(13,953)
	U.S. Treasury 10-Year Note Futures	124.00	May 2009	19	18,024	(18,024)
	U.S. Treasury 10-Year Note Futures	127.00	May 2009	20	13,660	(7,813)
	Eurodollar Futures	97.75	Mar 2009	15	17,183	(36,094)
	Eurodollar Futures	97.50	Mar 2009	29	9,868	(87,906)
				119	$130,103	($198,055)

	PUTS
	Eurodollar Futures	$98.75	Jun 2009	32	$15,456	($17,600)
	U.S. Treasury 10-Year Note Futures	119.00	May 2009	20	31,160	(41,875)
				52	$46,616	($59,475)

Total Return Fund	CALLS
	U.S. Treasury 10-Year Note Futures	$126.00	May 2009	14	$10,309	($7,438)
				14	$10,309	($7,438)

	PUTS
	Eurodollar Futures	$98.00	Mar 2009	96	$26,585	($600)
	Eurodollar Futures	98.25	Mar 2009	65	28,681	(1,219)
	Eurodollar Futures	98.50	Mar 2009	166	24,091	(8,300)
	Eurodollar Futures	98.875	Mar 2009	102	22,858	(45,900)
	U.S. Treasury 10-Year Note Futures	119.00	May 2009	14	21,606	(29,312)
				443	$123,821	($85,331)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
U.S. Government
Securities Fund	CALLS
	Eurodollar Futures	$97.625	Sep 2009	114	$88,330	($302,100)
				114	$88,330	($302,100)

	PUTS
	Eurodollar Futures	$98.875	Mar 2009	84	$26,922	($37,800)
	Eurodollar Futures	98.50	Mar 2009	19	6,802	(950)
				103	$33,724	($38,750)

Interest Rate Swaptions

				PAY/
				RECEIVE
			FLOATING RATE	FLOATING	EXERCISE	EXPIRATION		NOTIONAL
PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	INDEX	RATE	RATE	DATE		AMOUNT	PREMIUM	VALUE
Global Bond
Fund	CALLS
	2-Year Interest Rate Swap	HSBC Bank USA, N.A.	6 Month EUR-EURIBOR	Receive	5.29%	Jun 2009	EUR	7,700,000	$102,350	($592,761)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Aug 2009	USD	36,400,000	873,145	(2,453,873)
	7-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	6,500,000	38,690	(2,108)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	800,000	4,200	(259)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3 Month USD-LIBOR	Receive	4.90%	Jul 2009	USD	16,300,000	548,332	(1,777,644)
	7-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	3,100,000	102,300	(245,767)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	20,400,000	667,948	(1,617,306)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	11,100,000	339,858	(972,083)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	24,700,000	661,415	(3,232,137)
	7-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	12,300,000	333,330	(1,609,525)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.32%	Aug 2009	USD	5,400,000	149,715	(706,621)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.15%	Sep 2009	USD	19,300,000	560,424	(2,324,619)
								164,000,000	$4,381,707	($15,534,703)

	PUTS
	2-Year Interest Rate Swap	HSBC Bank USA, N.A.	6 Month EUR-EURIBOR	Receive	5.29%	Jun 2009	EUR	7,700,000	$102,350	-
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	1,000,000	8,900	($15,098)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	4,000,000	27,113	(60,393)
	5-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	1,000,000	9,500	(15,098)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	4,000,000	28,400	(60,393)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	4,400,000	9,970	(15,387)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.30%	Aug 2009	USD	5,300,000	9,937	(14,899)
	7-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	6,500,000	15,547	(56,038)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	800,000	5,840	(6,897)
	7-Year Interest Rate Swap	Barclays Bank PLC	6 Month EUR-EURIBOR	Receive	4.00%	Jun 2009	EUR	2,000,000	22,237	(6,504)
	7-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	6 Month EUR-EURIBOR	Receive	4.00%	Jun 2009	EUR	1,800,000	17,405	(5,854)
								38,500,000	$257,199	($256,561)

Real Return Bond
Fund	CALLS
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.15%	Aug 2009	USD	200,000	$5,020	($12,225)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	USD	1,400,000	2,800	(454)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	5,000,000	160,750	(573,632)
	7-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	3.50%	May 2009	USD	8,000,000	168,000	(264,006)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.50%	May 2009	USD	4,700,000	118,205	(155,103)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	USD	1,100,000	36,370	(87,208)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	USD	800,000	24,494	(70,060)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	6,000,000	188,670	(688,358)
								27,200,000	$704,309	($1,851,046)

	PUTS
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	5,900,000	$39,818	($89,080)
	5-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	1,900,000	18,050	(28,687)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.75%	May 2009	USD	3,900,000	27,690	(58,883)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	USD	1,400,000	7,280	(12,070)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	5,000,000	160,750	(59,632)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	5.37%	Sep 2010	USD	6,000,000	188,670	(71,558)
								24,100,000	$442,258	($319,910)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

				PAY/
				RECEIVE
			FLOATING RATE	FLOATING	EXERCISE	EXPIRATION	NOTIONAL
PORTFOLIO	NAME OF ISSUER	COUNTERPARTY	INDEX	RATE	RATE	DATE	AMOUNT	PREMIUM	VALUE
Total Return Fund	CALLS
	7-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	$ 1,000,000	5,500	($324)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	1,500,000	8,150	(486)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	1.80%	Apr 2009	1,000,000	$900	(324)
							3,500,000	$14,550	($1,134)

	PUTS
	2-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	$ 4,000,000	$16,600	($19,737)
	2-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	4,000,000	16,200	(19,737)
	2-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	5,000,000	21,700	(24,671)
	2-Year Interest Rate Swap	JP Morgan Chase Bank	3 Month USD-LIBOR	Receive	2.00%	Jul 2009	1,500,000	6,450	(7,401)
	5-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	2.75%	May 2009	10,000,000	77,300	(150,983)
	5-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	2.75%	May 2009	4,000,000	38,750	(60,393)
	5-Year Interest Rate Swap	Citibank N.A.	3 Month USD-LIBOR	Receive	2.75%	May 2009	7,000,000	65,800	(105,688)
	5-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	2.75%	May 2009	5,500,000	37,337	(83,041)
	5-Year Interest Rate Swap	Merrill Lynch Capital Services	3 Month USD-LIBOR	Receive	2.75%	May 2009	2,500,000	23,750	(37,746)
	5-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	2.75%	May 2009	3,500,000	24,850	(52,844)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.55%	Aug 2009	12,000,000	54,450	(58,774)
	7-Year Interest Rate Swap	Barclays Bank PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	5,000,000	26,000	(30,126)
	7-Year Interest Rate Swap	BNP Paribas	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	1,000,000	4,587	(8,621)
	7-Year Interest Rate Swap	Deutsche Bank AG	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	1,500,000	8,675	(12,932)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	3.50%	Apr 2009	1,000,000	5,100	(8,621)
	7-Year Interest Rate Swap	The Royal Bank of Scotland PLC	3 Month USD-LIBOR	Receive	4.40%	Aug 2009	18,000,000	67,200	(108,452)
							85,500,000	$494,749	($789,767)

Foreign Currency Options

PORTFOLIO	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NOTIONAL AMOUNT	PREMIUM	VALUE
High Income Fund	CALLS
	U.S. Dollar vs. Canadian Dollar	$1.30	Apr 2010	$196,000,000	$3,523,100	$11,887,204
				196,000,000	$3,523,100	$11,887,204

Strategic Income Fund	CALLS
	U.S. Dollar vs. Canadian Dollar	$1.30	Feb 2010	$10,700,000	$267,500	($616,513)
	U.S. Dollar vs. Canadian Dollar	1.30	Apr 2010	10,450,000	274,835	(633,782)
				21,150,000	$542,335	($1,250,295)

Futures All Funds of the Trust described in this report may purchase and sell financial futures contracts and options on those contracts. A Fund uses futures contracts to manage against a decline in the value of securities owned by the Fund. When a Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Upon entering into a futures contract, initial margin deposits, as set by the exchange or broker to the contract, are required and are met by the delivery of specific securities (or cash) as collateral to the broker. Futures contracts are marked to market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

The following is a summary of open futures contracts at February 28, 2009:

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)
Absolute Return Portfolio	S&P 500 E Mini Index Futures	1	Long	Mar 2009	$36,710	($494)
						($494)

Active Bond Fund	U.S. Treasury 10-Year Note Future	80	Short	Jun 2009	$9,602,500	$106,649
						$106,649

All Cap Core Fund	Russell 2000 Mini Index Futures	453	Long	Mar 2009	$17,599,050	($3,865,464)
	S&P 500 E Mini Index Futures	218	Long	Mar 2009	8,002,780	(1,011,464)
						($4,876,928)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)
Global Bond Fund	3-Month EURIBOR Futures	94	Long	Dec 2009	$29,270,765	$348,568
	3-Month EURIBOR Futures	138	Long	Mar 2010	42,930,423	109,343
	3-Month EURIBOR Futures	138	Long	Jun 2010	42,845,135	131,941
	3-Month Sterling Futures	38	Long	Dec 2009	6,664,099	(2,561)
	3-Month Sterling Futures	28	Long	Mar 2010	4,904,376	(2,004)
	3-Month Sterling Futures	66	Long	Jun 2010	11,539,056	(7,969)
	10-Year German Euro-BUND Futures	14	Long	Mar 2009	2,213,238	49,740
	10-Year German Euro-BUND Futures	114	Long	Apr 2009	1,445	—
	10-Year German Euro-BUND Futures	21	Long	Apr 2009	133	—
	10-Year German Euro-BUND Futures	64	Long	Jun 2009	10,013,806	(68,938)
	Eurodollar Futures	94	Long	Sep 2009	23,176,875	189,175
	Eurodollar Futures	863	Long	Dec 2009	212,416,663	2,239,700
	Eurodollar Futures	412	Long	Mar 2010	101,279,900	1,207,463
	Eurodollar Futures	353	Long	Jun 2010	86,586,488	947,938
	Eurodollar Futures	50	Long	Sep 2010	12,236,875	165,000
	U.K. Long Gilt Bond Futures	44	Long	Jun 2009	7,509,087	(92,836)
	U.S. Treasury 10-Year Note Futures	78	Long	Mar 2009	9,492,844	(250,188)
	U.S. Treasury 10-Year Note Futures	220	Long	Jun 2009	26,406,875	(229,375)
	U.S. Treasury 30-Year Bond Futures	30	Long	Mar 2009	3,738,281	(181,406)
						$4,553,591

Index 500 Fund	S&P 500 Index Futures	149	Long	Mar 2009	$30,921,319	($3,572,369)
						($3,572,369)

International Equity
Index Fund	ASX SPI 200 Index Futures	18	Long	Mar 2009	$1,492,200	($66,379)
	CAC 40 Index Futures	48	Long	Mar 2009	1,296,480	(264,987)
	DAX Index Futures	7	Long	Mar 2009	673,313	(139,453)
	FTSE 100 Index Futures	31	Long	Mar 2009	1,180,325	(165,337)
	FTSE JSE Top 40 Index Futures	38	Long	Mar 2009	6,254,800	(107,439)
	Hang Seng Index Futures	3	Long	Mar 2009	1,904,700	(2,128)
	IBEX 35 Index Futures	5	Long	Mar 2009	380,900	(16,656)
	MSCI Taiwan Index Futures	117	Long	Mar 2009	1,998,360	22,955
	OMX 30 Index Futures	80	Long	Mar 2009	5,120,000	(25,294)
	S&P TSE 60 Index Futures	15	Long	Mar 2009	1,466,400	(54,627)
	Topix Index Futures	39	Long	Mar 2009	296,985,000	(200,020)
						($1,019,365)

Investment Quality
Bond Fund	U.S. Treasury 10-Year Note Futures	12	Long	Jun 2009	$1,440,375	($2,457)
	U.S. Treasury 30-Year Bond Futures	14	Short	Jun 2009	1,726,813	38,136
						$35,679

Mid Cap Index Fund	S&P Midcap 400 EMini Index Futures	168	Long	Mar 2009	$7,541,520	($989,236)
						($989,236)

Real Return Bond Fund	3-Month EURIBOR Futures	58	Long	Mar 2009	$18,078,148	$472,427
	3-Month EURIBOR Futures	275	Long	Jun 2009	85,828,662	2,186,547
	3-Month EURIBOR Futures	62	Long	Sep 2009	19,341,619	514,833
	3-Month EURIBOR Futures	62	Long	Dec 2009	19,306,249	490,271
	3-Month EURIBOR Futures	51	Long	Mar 2009	8,958,525	307,127
	3-Month EURIBOR Futures	239	Long	Jun 2009	42,020,600	1,620,596
	Eurodollar Futures	666	Long	Mar 2009	164,356,313	5,139,213
	Eurodollar Futures	827	Long	Jun 2009	204,051,913	5,594,975
	Eurodollar Futures	825	Long	Sep 2009	203,414,063	6,089,313
	Eurodollar Futures	141	Long	Dec 2009	34,705,388	737,775
	Eurodollar Futures	207	Long	Mar 2010	50,885,775	847,825
	Eurodollar Futures	15	Long	Jun 2010	3,679,313	24,188
						$24,025,090

Small Cap Index Fund	Russell 2000 Mini Index Futures	369	Long	Mar 2009	$16,821,703	($2,486,053)
						($2,486,053)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

						UNREALIZED
		NUMBER		EXPIRATION	NOTIONAL	APPRECIATION
FUND	OPEN CONTRACTS	OF CONTRACTS	POSITION	DATE	VALUE	(DEPRECIATION)
Smaller Company
Growth Fund	Russell 2000 Mini Index Futures	22	Long	Mar 2009	$854,700	($168,459)
						($168,459)

Spectrum Income Fund	German Euro-BOBL Futures	23	Long	Mar 2009	$3,405,392	$55,922
	German Euro-BUND Futures	7	Long	Mar 2009	1,106,619	(9,128)
	German Euro-SHATZ Futures	45	Long	Mar 2009	6,174,387	44,993
	U.S. Treasury 10-Year Futures	1	Long	Jun 2009	120,031	(250)
	U.S. Treasury 30-Year Futures	2	Long	Jun 2009	246,688	(350)
	10-Year Canada Government Bond Futures	4	Short	Jun 2009	(389,436)	3,333
	Euro Currency Futures	15	Short	Mar 2009	(2,380,500)	52,695
	U.K. Treasury Bond Futures	7	Short	Jun 2009	(1,194,627)	20,643
	U.S. Treasury 2-Year Futures	4	Short	Jun 2009	(866,438)	938
	U.S. Treasury 10-Year Note Futures	54	Short	Jun 2009	(6,481,688)	9,203
						$177,999

Strategic Bond Fund	3-Month Sterling Futures	71	Long	Mar 2009	$17,534,307	($12,838)
	3-Month Sterling Futures	38	Long	Mar 2009	8,832,180	280,180
	3-Month Sterling Futures	60	Long	Jun 2009	14,588,773	215,478
	Eurodollar Futures	76	Long	Mar 2009	18,492,880	262,495
	Eurodollar Futures	105	Long	Sep 2009	25,888,329	734
	Eurodollar Futures	10	Long	Mar 2010	2,462,995	(4,745)
	German Euro Bond Futures	13	Long	Mar 2009	2,052,849	8,677
	U.K. Long Gilt Bond Futures	14	Long	Jun 2009	2,381,789	19,219
	U.S. Treasury 5-Year Bond Futures	27	Long	Jun 2009	3,405,817	(75,536)
	U.S. Treasury 5-Year Note Futures	779	Long	Jun 2009	91,407,139	(586,693)
	U.S. Treasury 10-Year Note Futures	142	Short	Jun 2009	17,179,838	135,400
						$242,371

Strategic Income Fund	U.S. Treasury 10-Year Note Futures	450	Short	Jun 2009	$54,014,063	$596,500
						$596,500

Total Return Fund	3-Month Sterling Futures	646	Long	Mar 2009	$113,474,651	$4,630,741
	3-Month Sterling Futures	433	Long	Jun 2009	76,129,372	3,077,306
	3-Month Sterling Futures	37	Long	Dec 2009	6,488,728	186,376
	EURIBOR Futures	101	Long	Mar 2009	31,480,913	1,158,056
	EURIBOR Futures	60	Long	Jun 2009	18,726,253	698,424
	Eurodollar Futures	2,474	Long	Mar 2009	610,536,813	13,964,475
	Eurodollar Futures	1,298	Long	Jun 2009	320,265,275	6,233,012
	Eurodollar Futures	629	Long	Sep 2009	155,087,813	2,998,913
	Eurodollar Futures	517	Long	Dec 2009	127,253,087	2,381,162
	Eurodollar Futures	375	Long	Mar 2010	92,184,375	1,868,463
	Eurodollar Futures	18	Long	Jun 2010	4,415,175	93,150
	Eurodollar Futures	18	Long	Sep 2010	4,405,275	94,825
	U.S. Treasury 5-Year Note Futures	107	Long	Mar 2009	12,578,352	(276,695)
	U.S. Treasury 5-Year Note Futures	841	Long	Jun 2009	98,048,774	(519,288)
	U.S. Treasury 10-Year Note Futures	112	Long	Mar 2009	13,630,750	(722,750)
	U.S. Treasury 10-Year Note Futures	210	Long	Jun 2009	25,206,562	(214,766)
						$35,651,404

U.S. Government
Securities Fund	Eurodollar Futures	50	Long	Sep 2009	$12,328,125	$264,425
	Eurodollar Futures	51	Long	Jun 2010	12,509,663	8,258
	Eurodollar Futures	57	Long	Sep 2010	13,950,038	6,868
	Eurodollar Futures	60	Long	Mar 2011	14,616,000	(48,370)
	U.S. Treasury 2-Year Note Futures	27	Long	Jun 2009	5,848,453	(8,543)
	U.S. Treasury 5-Year Note Futures	455	Long	Jun 2009	53,046,602	(342,618)
	U.S. Treasury 10-Year Note Futures	182	Short	Jun 2009	(21,845,688)	243,423
	U.S. Treasury 30-Year Bond Futures	69	Short	Jun 2009	(8,510,719)	296,854
						$420,297

U.S. Multi Sector Fund	S&P 500 E Mini Index Futures	317	Long	Mar 2009	$11,637,070	($1,129,911)
						($1,129,911)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

Swap Contracts All Funds of the Trust described in this report may enter interest rate, credit default, cross-currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks, or to enhance the Fund’s income. Swap agreements are privately negotiated agreements between a Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. In connection with these agreements, the Fund will hold cash or identify securities equal to the net amount, if any, of the Fund’s obligations, with respect to the swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Trust’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Upfront payments made/received by the Fund represent payments to compensate for differences between the stated terms of the swap agreement and prevailing market conditions, including credit spreads, currency exchange rates, interest rates and other relevant factors. The upfront payments are amortized or accreted for financial reporting purposes, with the unamortized/unaccreted portion included in values recorded on the Statements of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Certain Funds are parties to International Swap Dealers Association, Inc. Master Agreements (ISDA Master Agreements) with select counterparties that govern over-the-counter derivative transactions, which may include foreign exchange derivative transactions, entered into by the Funds and those counterparties. The ISDA Master Agreements typically include standard representations and warranties as well as provisions outlining the general obligations of the Funds and counterparties relating to collateral, events of default, termination events and other standard provisions. Termination events may include a decline in a Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle counterparties to elect to terminate early and calculate damages based on that termination with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more counterparties to terminate ISDA Master Agreements could have a material impact on the financial statements of the Funds. Due to declines in net assets of certain Funds during the period ended February 28, 2009, one or more counterparties currently may be entitled to terminate early but none has elected to take such action. The Schedule to the ISDA Master Agreements may give counterparties the right to require that the Funds post additional collateral as opposed to giving the counterparties the right to terminate the ISDA Master Agreement.

Interest Rate Swap Agreements Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the expiration date, or (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

The Funds had the following interest rate swap contracts open at February 28, 2009:

							UNAMORTIZED
				PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
		NOTIONAL		MADE	RECEIVED BY	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	FUND	DATE	(RECEIVED)*	(DEPRECIATION)	VALUE
Global Bond Fund
	Bank of America N.A.	12,500,000	CAD	Fixed 4.250%	3 Month BA-CDOR	Dec 2013	($120,386)	($969,771)	($1,090,157)
	Bank of America N.A.	7,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(16,619)	(2,188,125)	(2,204,744)
	Barclays Bank PLC	10,300,000	EUR	6 Month EURIBOR	Fixed 3.000%	Sep 2011	125,432	42,212	167,644
	Barclays Bank PLC	30,000,000	SEK	3 Month STIBOR	Fixed 4.500%	Mar 2014	(31,230)	344,819	313,589
	Barclays Bank PLC	3,400,000	GBP	6 Month LIBOR	Fixed 3.500%	Sep 2014	46,620	(19,175)	27,445
	Barclays Bank PLC	840,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Dec 2027	(151,794)	(1,110,200)	(1,261,994)
	Barclays Bank PLC	5,000,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	360,540	(143,994)	216,546
	Barclays Bank PLC	4,200,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	29,085	(1,247,496)	(1,218,411)
	Barclays Bank PLC	3,975,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(196,000)	(390,052)	(586,052)
	BNP Paribas	6,100,000	GBP	6 Month LIBOR	Fixed 3.50%	Sep 2014	73,234	(23,994)	49,240
	Citibank N.A.	2,000,000	CAD	Fixed 5.000%	3 Month BA-CDOR	Jun 2015	(58,951)	(209,182)	(268,133)
	Citibank N.A.	7,200,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	49,876	518,504	568,380
	Deutsche Bank AG	1,800,000	EUR	6 Month EURIBOR	Fixed 3.000%	Sep 2011	5,106	129	5,235
	Deutsche Bank AG	49,600,000	AUD	3 Month BBR-BBSW	Fixed 4.500%	Jun 2012	20,171	(103,533)	(83,362)
	Deutsche Bank AG	1,500,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(11,343)	129,756	118,413

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

							UNAMORTIZED
				PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
		NOTIONAL		MADE	RECEIVED BY	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	FUND	DATE	(RECEIVED)*	(DEPRECIATION)	VALUE
Global Bond Fund (continued)
	JP Morgan Chase Bank	35,800,000	EUR	6 Month EURIBOR	Fixed 3.000%	Sep 2011	($4,233)	$586,919	582,686
	JP Morgan Chase Bank	4,400,000	GBP	6 Month LIBOR	Fixed 3.500%	Sep 2014	123,912	(88,395)	35,517
	JP Morgan Chase Bank	14,200,000	EUR	6 Month EURIBOR	Fixed 4.000%	Sep 2019	122,371	441,761	564,132
	JP Morgan Chase Bank	5,600,000	CAD	3 Month BA-CDOR	Fixed 5.750%	Dec 2028	(14,011)	28,983	14,972
	Merrill Lynch Capital Services, Inc.	102,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2018	(4,393,423)	(10,795,816)	(15,189,239)
	Morgan Stanley Capital Services, Inc.	1,190,000,000	JPY	Fixed 1.500%	6 Month LIBOR	Dec 2010	17,974	(187,263)	(169,289)
	Morgan Stanley Capital Services, Inc.	100,000	GBP	6 Month LIBOR	Fixed 3.500%	Sep 2014	1,575	(768)	807
	Morgan Stanley Capital Services, Inc.	1,010,000,000	JPY	Fixed 1.980%	6 Month LIBOR	Sep 2016	—	(773,141)	(773,141)
	Morgan Stanley Capital Services, Inc.	40,000,000	JPY	Fixed 2.250%	6 Month LIBOR	Jun 2036	5,231	(55,380)	(50,149)
	Morgan Stanley Capital Services, Inc.	3,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(162,824)	(794,499)	(957,323)
	The Royal Bank of Scotland PLC	1,180,000,000	JPY	6 Month LIBOR	Fixed 1.500%	Dec 2013	226,688	118,116	344,804
	The Royal Bank of Scotland PLC	8,600,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2019	(667,400)	258,510	(408,890)
	The Royal Bank of Scotland PLC	200,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(9,350)	25,138	15,788
	The Royal Bank of Scotland PLC	230,000,000	JPY	Fixed 2.500%	6 Month LIBOR	Jun 2036	56,970	(479,154)	(422,184)
	UBS AG	210,000,000	JPY	Fixed 1.500%	6 Month LIBOR	Jun 2018	(27,669)	(34,506)	(62,175)
							($4,600,448)	($17,119,597)	($21,720,045)

Investment Quality Bond Fund
	JP Morgan Chase Bank	2,480,000	USD	Fixed 4.3175%	3 Month LIBOR	Dec 2028	—	($300,111)	($300,111)
	JP Morgan Chase Bank	925,000	USD	Fixed 3.900%	3 Month LIBOR	Mar 2039	—	(73,900)	(73,900)
							—	($374,011)	($374,011)

Real Return Bond Fund
	Bank of America N.A.	6,800,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	($202,085)	($1,770,581)	($1,972,666)
	Barclays Bank PLC	4,200,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	81,765	100,134	181,899
	Barclays Bank PLC	1,100,000	GBP	Fixed 5.000%	6 Month LIBOR	Mar 2039	(111,694)	(182,112)	(293,806)
	Barclays Bank PLC	4,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	(36,382)	(978,174)	(1,014,556)
	Barclays Bank PLC	6,800,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Dec 2009	2,860	150,350	153,210
	Barclays Bank PLC	14,023,508	BRL	CDI	Fixed 10.680%	Jan 2012	(127,429)	(122,083)	(249,512)
	Barclays Bank PLC	614,702	BRL	CDI	Fixed 12.540%	Jan 2012	(3,476)	13,431	9,955
	Barclays Bank PLC	5,500,000	EUR	FRCPXTOB	Fixed 2.138%	Jan 2016	—	125,899	125,899
	Barclays Bank PLC	200,000	EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	—	4,952	4,952
	Barclays Bank PLC	700,000	EUR	FRCPXTOB	Fixed 1.980%	Apr 2012	—	16,914	16,914
	Barclays Bank PLC	1,900,000	EUR	FRCPXTOB	Fixed 2.070%	Sep 2012	—	54,335	54,335
	Barclays Bank PLC	2,900,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(4,584)	49,664	45,080
	Barclays Bank PLC	3,000,000	GBP	UKRPI	Fixed 3.250%	Dec 2017	11,100	171,443	182,543
	Barclays Bank PLC	8,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(593,878)	(1,929,974)	(2,523,852)
	BNP Paribas	3,600,000	EUR	FRCPXTOB	Fixed 1.988%	Dec 2011	—	115,644	115,644
	BNP Paribas	2,200,000	EUR	FRCPXTOB	Fixed 2.040%	Feb 2011	—	104,983	104,983
	BNP Paribas	1,400,000	EUR	FRCPXTOB	Fixed 1.983%	Mar 2012	1,823	39,273	41,096
	Citibank N.A.	1,400,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(119,490)	230,008	110,518
	Citibank N.A.	2,000,000	EUR	FRCPXTOB	Fixed 2.110%	Nov 2012	—	62,463	62,463
	Credit Suisse International	2,200,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	46,498	48,782	95,280
	Credit Suisse International	5,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(79,345)	367,937	288,592
	Deutsche Bank AG	6,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2021	413,344	(1,525,142)	(1,111,798)
	Deutsche Bank AG	600,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	23,904	23,461	47,365
	Deutsche Bank AG	10,900,000	AUD	6 Month BBR-BBSW	Fixed 6.500%	Jan 2010	(4,512)	235,437	230,925
	Deutsche Bank AG	50,000,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Jun 2010	2,121	1,741,758	1,743,879
	Deutsche Bank AG	10,800,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(3,159)	307,389	304,230
	Deutsche Bank AG	12,900,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2010	134,795	571,302	706,097
	Deutsche Bank AG	5,700,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	38,475	102,290	140,765

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

							UNAMORTIZED
				PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
		NOTIONAL		MADE	RECEIVED BY	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	FUND	DATE	(RECEIVED)*	(DEPRECIATION)	VALUE
Real Return Bond Fund (continued)
	Goldman Sachs	900,000	GBP	Fixed 5.000%	6 Month LIBOR	Mar 2039	($103,298)	($137,088)	($240,386)
	Goldman Sachs	1,300,000	EUR	FRCPXTOB	Fixed 1.976%	Dec 2011	(1,546)	44,570	43,024
	Goldman Sachs	2,600,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2011	(5,471)	163,686	158,215
	Goldman Sachs	2,600,000	GBP	UKRPI	Fixed 3.110%	Jan 2018	—	82,164	82,164
	HSBC Bank	400,000	GBP	Fixed 4.250%	6 Month LIBOR	Jun 2036	—	(26,842)	(26,842)
	JP Morgan Chase Bank	1,600,000	CAD	3 Month BA-CDOR	Fixed 5.7500%	Dec 2028	15,168	(10,890)	4,278
	JP Morgan Chase Bank	2,700,000	EUR	FRCPXTOB	Fixed 2.028%	Oct 2011	—	120,084	120,084
	JP Morgan Chase Bank	1,500,000	EUR	FRCPXTOB	Fixed 2.353%	Oct 2016	—	(26,766)	(26,766)
	Merrill Lynch Capital Services, Inc.	8,800,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(572,834)	(1,980,028)	(2,552,862)
	Merrill Lynch Capital Services, Inc.	9,700,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2023	(8,023)	(1,628,892)	(1,636,915)
	Merrill Lynch Capital Services, Inc.	6,269,957	BRL	CDI	Fixed 12.540%	Jan 2012	(27,701)	129,247	101,546
	Merrill Lynch Capital Services, Inc.	5,500,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(22,220)	158,046	135,826
	Morgan Stanley Capital Services, Inc.	6,800,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	40,890	(1,540,381)	(1,499,491)
	Morgan Stanley Capital Services, Inc.	2,800,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(179,563)	(632,711)	(812,274)
	Morgan Stanley Capital Services, Inc.	4,487,322	BRL	CDI	Fixed 12.540%	Jan 2012	(15,216)	87,891	72,675
	Morgan Stanley Capital Services, Inc.	5,849,942	BRL	CDI	Fixed 10.115%	Jan 2012	(111,571)	(61,474)	(173,045)
	Morgan Stanley Capital Services, Inc.	10,800,000	EUR	6 Month EURIBOR	Fixed 4.500%	Mar 2010	(3,181)	309,422	306,241
	Morgan Stanley Capital Services, Inc.	14,100,000	GBP	6 Month LIBOR	Fixed 5.000%	Dec 2009	(31,576)	521,933	490,357
	The Royal Bank of Scotland PLC	2,600,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(178,973)	(575,149)	(754,122)
	The Royal Bank of Scotland PLC	2,500,000	USD	Fixed 5.5%	CMM30	May 2009	96,414	(388,986)	(292,572)
	The Royal Bank of Scotland PLC	700,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(32,725)	87,984	55,259
	The Royal Bank of Scotland PLC	1,000,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	—	25,234	25,234
	The Royal Bank of Scotland PLC	300,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	—	7,740	7,740
	The Royal Bank of Scotland PLC	6,600,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2010	(97,314)	445,630	348,316
	The Royal Bank of Scotland PLC	1,100,000	GBP	UKRPI	Fixed 3.440%	Sep 2027	—	(1,884)	(1,884)
	The Royal Bank of Scotland PLC	4,900,000	GBP	UKRPI	Fixed 3.183%	Dec 2017	3,610	151,936	155,546
	The Royal Bank of Scotland PLC	30,800,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(129,899)	890,527	760,628
	UBS AG	1,600,000	EUR	Fixed 2.275%	FRCPXTOB	Oct 2016	—	(10,291)	(10,291)
	UBS AG	2,300,000	EUR	FRCPXTOB	Fixed 2.095%	Oct 2011	—	112,910	112,910
	UBS AG	1,600,000	EUR	FRCPXTOB	Fixed 2.350%	Oct 2016	—	(29,656)	(29,656)
							($1,894,378)	($5,582,251)	($7,476,629)

Spectrum Income Fund
	JPMorgan Chase Bank, NA	232,000,000	KRW	3M KW-CDC	Fixed 5.055%	Mar 2014	—	$8,263	$8,263
	JPMorgan Chase Bank, NA	593,000,000	KRW	3M KW-CDC	Fixed 5.200%	Sep 2014	—	24,264	24,264
	JPMorgan Chase Bank, NA	970,000	USD	Fixed 3.153%	3M LIBOR	Sep 2014	—	(1,048)	(1,048)
	JPMorgan Chase Bank, NA	800,000	USD	Fixed 2.500%	3M LIBOR	Dec 2018	—	(1,399)	(1,399)
	JPMorgan Chase Bank, NA	592,000,000	KRW	3M KW-CDC	Fixed 5.180%	Dec 2027	—	23,966	23,966
	JPMorgan Chase Bank, NA	810,000,000	KRW	3M KW-CDC	Fixed 5.285%	Dec 2035	—	34,403	34,403
	JPMorgan Chase Bank, NA	750,000,000	KRW	3M KW-CDC	Fixed 3.590%	Dec 2038	—	29,944	29,944
							—	$118,393	$118,393

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

							UNAMORTIZED
				PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
		NOTIONAL		MADE	RECEIVED BY	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	FUND	DATE	(RECEIVED)*	(DEPRECIATION)	VALUE
Total Return Fund
	Bank of America N.A.	8,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	$102,936	($1,977,659)	($1,874,723)
	Bank of America N.A.	5,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(90,333)	(1,505,205)	(1,595,538)
	Barclays Bank PLC	5,400,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	6,156	(12,221)	(6,065)
	Barclays Bank PLC	5,800,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(33,053)	102,879	69,826
	Barclays Bank PLC	5,781,754	BRL	CDI	Fixed 11.360%	Jan 2010	—	(17,886)	(17,886)
	Barclays Bank PLC	4,500,000	USD	3 Month LIBOR	Fixed 4.000%	Dec 2010	5,265	90,552	95,817
	Barclays Bank PLC	129,700,000	USD	3 Month LIBOR	Fixed 3.000%	Feb 2011	(1,234,184)	4,735,760	3,501,576
	Barclays Bank PLC	500,000	EUR	FRCPXTOB	Fixed 1.960%	Apr 2012	—	12,380	12,380
	Barclays Bank PLC	1,200,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	135,867	(144,410)	(8,543)
	BNP Paribas	3,500,000	EUR	6 Month EURIBOR	Fixed 4.5%	Mar 2014	(52,590)	396,837	344,247
	Citibank N.A.	1,700,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(145,095)	279,296	134,201
	Citibank N.A.	3,100,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	47,317	(946,621)	(899,304)
	Credit Suisse International	1,100,000	GBP	6 Month LIBOR	Fixed 5.000%	Jun 2009	(4,049)	17,214	13,165
	Credit Suisse International	18,500,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	700,595	69,630	770,225
	Credit Suisse International	36,200,000	USD	Fixed 4.000%	3 Month LIBOR	Jun 2024	(6,135,900)	4,401,822	(1,734,078)
	Credit Suisse International	39,300,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	(2,405,160)	5,507,569	3,102,409
	Deutsche Bank AG	7,200,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	226,920	72,843	299,763
	Deutsche Bank AG	2,900,000	AUD	6 Month BBR-BBSW	Fixed 7.000%	Mar 2013	17,410	179,765	197,175
	Deutsche Bank AG	1,400,000	GBP	6 Month LIBOR	Fixed 5.000%	Mar 2014	704	171,470	172,174
	Deutsche Bank AG	4,300,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	1,150,183	(1,180,697)	(30,514)
	Goldman Sachs	1,000,000	GBP	6 Month LIBOR	Fixed 5.250%	Mar 2014	(195)	139,760	139,565
	HSBC Bank	283,538	BRL	CDI	Fixed 14.765%	Jan 2012	2,983	10,747	13,730
	HSBC Bank	3,500,000	GBP	6 Month LIBOR	Fixed 5.000%	Sep 2013	33,201	354,134	387,335
	HSBC Bank	2,100,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	311,527	(326,408)	(14,881)
	Merrill Lynch Capital Services, Inc.	1,980,062	BRL	CDI	Fixed 12.948%	Jan 2010	310	27,543	27,853
	Merrill Lynch Capital Services, Inc.	5,339,613	BRL	CDI	Fixed 11.430%	Jan 2010	—	(12,403)	(12,403)
	Merrill Lynch Capital Services, Inc.	18,800,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	423,752	358,963	782,715
	Merrill Lynch Capital Services, Inc.	4,831,465	BRL	CDI	Fixed 11.980%	Jan 2012	—	33,266	33,266
	Merrill Lynch Capital Services, Inc.	907,323	BRL	CDI	Fixed 14.765%	Jan 2012	6,028	37,909	43,937
	Merrill Lynch Capital Services, Inc.	400,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2035	—	17,324	17,324
	Merrill Lynch Capital Services, Inc.	6,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(138,549)	(1,689,068)	(1,827,617)
	Morgan Stanley Capital Services, Inc.	3,626,744	BRL	Brazil Cetip Interbank Deposit	Fixed 12.670%	Jan 2010	(3,328)	32,570	29,242
	Morgan Stanley Capital Services, Inc.	4,829,857	BRL	CDI	Fixed 12.780%	Jan 2010	755	57,615	58,370
	Morgan Stanley Capital Services, Inc.	20,300,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(54,505)	555,828	501,323
	Morgan Stanley Capital Services, Inc.	2,000,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	(19,880)	(421,231)	(441,111)
	Morgan Stanley Capital Services, Inc.	4,300,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	87,709	(1,335,130)	(1,247,421)
	The Royal Bank of Scotland PLC	5,100,000	GBP	6 Month LIBOR	Fixed 6.000%	Mar 2009	6,085	(11,813)	(5,728)
	The Royal Bank of Scotland PLC	27,600,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2010	(64,722)	746,323	681,601
	The Royal Bank of Scotland PLC	301,900,000	USD	3 Month LIBOR	Fixed 3.150%	Dec 2010	—	9,007,914	9,007,914
	The Royal Bank of Scotland PLC	111,000,000	USD	3 Month LIBOR	Fixed 3.000%	Feb 2011	(317,864)	3,314,587	2,996,723
	The Royal Bank of Scotland PLC	13,300,000	USD	3 Month LIBOR	Fixed 4.000%	Jun 2011	304,304	249,426	553,730
	The Royal Bank of Scotland PLC	2,000,000	EUR	FRCPXTOB	Fixed 1.955%	Mar 2012	—	51,597	51,597
	The Royal Bank of Scotland PLC	3,400,000	EUR	FRCPXTOB	Fixed 1.950%	Mar 2012	—	85,796	85,796
	The Royal Bank of Scotland PLC	2,500,000	GBP	6 Month LIBOR	Fixed 5.250%	Mar 2014	(1,948)	350,861	348,913
	The Royal Bank of Scotland PLC	2,900,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2028	20,407	(660,018)	(639,611)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

							UNAMORTIZED
				PAYMENTS	PAYMENTS		UPFRONT	UNREALIZED
		NOTIONAL		MADE	RECEIVED BY	MATURITY	PAYMENT PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	AMOUNT	CURRENCY	BY FUND	FUND	DATE	(RECEIVED)*	(DEPRECIATION)	VALUE
Total Return Fund (continued)
	The Royal Bank of Scotland PLC	500,000	USD	Fixed 3.000%	3 Month LIBOR	Jun 2029	($23,375)	$62,846	$39,471
	The Royal Bank of Scotland PLC	3,300,000	GBP	Fixed 4.000%	6 Month LIBOR	Dec 2036	470,984	(494,412)	(23,428)
	The Royal Bank of Scotland PLC	6,500,000	USD	Fixed 5.000%	3 Month LIBOR	Dec 2038	(188,612)	(1,697,024)	(1,885,636)
	UBS AG	3,200,000	AUD	3 Month BBR-BBSW	Fixed 7.500%	Mar 2010	(8,927)	102,185	93,258
	UBS AG	3,637,066	BRL	Brazil Cetip Interbank Deposit	Fixed 12.410%	Jun 2010	(4,182)	33,105	28,923
	UBS AG	50,100,000	AUD	3 Month BBR-BBSW	Fixed 7.000%	Jun 2010	157,179	1,123,488	1,280,667
	UBS AG	20,500,000	AUD	6 Month BBR-BBSW	Fixed 4.250%	Sep 2011	170,774	(2,525)	168,249
	UBS AG	5,882,541	BRL	CDI	Fixed 10.575%	Jan 2012	(110,951)	(5,217)	(116,168)
							($6,648,051)	$20,351,856	$13,703,805

* The Statement of Assets and Liabilities includes an additional unamortized upfront payment paid of $1,921 for Total Return Fund, as a result of unsettled interest rate swap contracts.

The Funds had the following interest rate caps and floors open at February 28, 2009:

									UNAMORTIZED
				PAY/					UPFRONT
				RECEIVED	FLOATING				PAYMENT	UNREALIZED
		NOTIONAL		FLOATING	RATE			TERMINATION	MODE	APPRECIATION	MARKET
FUND	COUNTERPARTY	AMOUNT	CURRENCY	RATE	INDEX	CAP/FLOOR	STRIKE RATE	DATE	(RECEIVED)	(DEPRECIATION)	VALUE
Global Bond Fund
	Merrill Lynch Capital				USD-CMM30-
	Services, Inc.	5,000,000	USD	Receive*	FNMA rate	Cap	5.500%	May 2009	$22,580	($626,354)	($603,774)
									$22,580	($626,354)	($603,774)

Real Return Bond Fund
	Merrill Lynch Capital				USD-CMM30-
	Services, Inc.	5,200,000	USD	Receive*	FNMA rate	Cap	5.500%	May 2009	($896,948)	$269,023	($627,925)
									($896,948)	$269,023	($627,925)

Total Return Fund
	Merrill Lynch Capital				USD-CMM30-
	Services, Inc.	10,200,000	USD	Receive*	FNMA rate	Cap	5.500%	May 2009	($653,268)	($578,431)	($1,231,699)
									($653,268)	($578,431)	($1,231,699)

* The Fund will receive payment if the floating rate index is above the strike rate. If the floating rate index is below the strike rate, the Fund will pay the counterparty.

Credit Default Swap Agreements Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by “the Buyer”) for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor“ (the Seller), receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to remedies which are specified within the credit default agreement and are dependent on the referenced obligation, entity or credit index. The Fund may enter into CDS, in which the Fund may act as the Buyer or Seller. By acting as the Seller, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.

If the Fund is the Seller and a credit event occurs, the Fund will either pay to the Buyer the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index, or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the Buyer of protection and a credit event occurs, the Fund will either receive an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index, or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers, considering either industry standard recovery rates or entity specific factors and considerations, until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

CDS agreements on corporate issues, sovereign issues of an emerging country and asset-backed securities, involve the Buyer making a stream of payments to the Seller in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs on corporate issues, or sovereign issues of an emerging country and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the Buyer’s right to choose the deliverable obligation with the lowest value following a credit event). Deliverable obligations on CDS on asset-backed securities would be limited to the specific referenced obligation as performance for asset-backed securities and can vary across deals. Prepayments, principal paydowns and other write down or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

adjusted by corresponding amounts. The Fund may use CDS on these types of securities to provide a measure of protection against defaults of the issuers, or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

CDS agreements on credit indices involve the Buyer making a stream of payments to the seller in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS market, based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using CDS with standardized terms, including a fixed spread and standard maturity dates. An index CDS references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every year, and for most indices, each name has an equal weight in the index. The Fund may use CDS on credit indices to hedge a portfolio of CDS or bonds with a CDS on indices, which is less expensive than it would be to buy many CDS to achieve a similar effect. CDS on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of CDS agreements on corporate issues or sovereign issues of an emerging country as of period end, are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk, and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that the Fund as the Seller could be required to make under a CDS agreement, would be an amount equal to the notional amount of the agreement. Notional amounts of all CDS agreements outstanding as of February 29, 2009, for which the Fund is the Seller, are disclosed in the footnotes to the tables below. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

The Funds had the following credit default swap contracts1 open at February 28, 2009:

						(PAY)/		IMPLIED	UNAMORTIZED
						RECEIVED		CREDIT	UPFRONT	UNREALIZED
			NOTIONAL		BUY/SELL	FIXED	MATURITY	SPREAD	PAYMENT PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT[2]	CURRENCY	PROTECTION	RATE	DATE	AT 2-28-09[3]	(RECEIVED)*	(DEPRECIATION)	VALUE[4]
Global Bond Fund
	Bank of America N.A.	GMAC, LLC	600,000	USD	Sell	8.850%	Mar 2009	42.82%	—	($1,161)	($1,161)
	Bank of America N.A.	Rio Tinto Alcan, Inc.	700,000	USD	Buy	(0.290)%	Mar 2011	n/a	—	12,173	12,173
	Bank of America N.A.	Consumers Energy Company	900,000	USD	Buy	(0.090)%	Mar 2012	n/a	—	75,402	75,402
	Bank of America N.A.	Global Santa Fe Corp.	1,100,000	USD	Buy	(0.455)%	Jun 2012	n/a	—	5,669	5,669
	Bank of America N.A.	Loews Corp.	300,000	USD	Buy	(0.120)%	Jun 2012	n/a	—	5,758	5,758
	Bank of America N.A.	Xstrata Canada Corp.	3,000,000	USD	Buy	(0.910)%	Jun 2012	n/a	—	409,201	409,201
	Bank of America N.A.	Ford Motor Credit Company, LLC	1,000,000	USD	Sell	3.950%	Dec 2012	25.10%	—	(421,582)	(421,582)
	Bank of America N.A.	Vivendi	2,000,000	USD	Buy	(1.280)%	Jun 2013	n/a	—	9,566	9,566
	Bank of America N.A.	Morgan Stanley	2,000,000	USD	Buy	(1.100)%	Jun 2015	n/a	—	227,018	227,018
	Bank of America N.A.	The Home Depot, Inc.	1,000,000	USD	Buy	(1.100)%	Mar 2016	n/a	—	43,779	43,779
	Bank of America N.A.	Lafarge	2,000,000	USD	Buy	(1.690)%	Sep 2016	n/a	—	444,096	444,096
	Bank of America N.A.	Dow Jones CDX.NA.IG.7	5,465,600	USD	Buy	(0.650)%	Dec 2016	n/a	($31,374)	597,935	566,561
	Bank of America N.A.	Intuit, Inc.	2,000,000	USD	Buy	(1.380)%	Mar 2017	n/a	—	140,654	140,654
	Bank of America N.A.	McKesson Corp.	600,000	USD	Buy	(0.380)%	Mar 2017	n/a	—	5,881	5,881
	Bank of America N.A.	Autozone, Inc.	1,000,000	USD	Buy	(0.600)%	Jun 2017	n/a	—	41,326	41,326
	Bank of America N.A.	CDX.NA.IG.8	7,027,200	USD	Buy	(0.600)%	Jun 2017	n/a	89,254	564,192	653,446
	Bank of America N.A.	UBS AG	5,100,000	USD	Buy	(2.280)%	Jun 2018	n/a	—	286,166	286,166
	Barclays Bank PLC	SLM Corp.	900,000	USD	Sell	4.000%	Mar 2009	28.73%	—	(5,656)	(5,656)
	Barclays Bank PLC	XL Capital, Ltd.	700,000	USD	Buy	(0.310)%	Mar 2012	n/a	—	167,445	167,445
	Barclays Bank PLC	Autozone, Inc.	2,000,000	USD	Buy	(0.875)%	Jun 2013	n/a	—	30,171	30,171
	Barclays Bank PLC	The Goldman Sachs Group, Inc.	400,000	USD	Buy	(1.520)%	Jun 2013	n/a	—	18,697	18,697
	Barclays Bank PLC	Deutsche Bank Aktiengesellschaft	1,800,000	USD	Buy	(0.760)%	Sep 2013	n/a	—	45,304	45,304
	Barclays Bank PLC	Wachovia Bank	400,000	USD	Buy	(2.700)%	Sep 2013	n/a	—	(15,153)	(15,153)
	Barclays Bank PLC	Bank of America Corp.	1,500,000	USD	Buy	(1.700)%	Dec 2013	n/a	—	28,720	28,720
	Barclays Bank PLC	JP Morgan Chase & Company	1,400,000	USD	Buy	(1.550)%	Dec 2013	n/a	—	(11,094)	(11,094)
	Barclays Bank PLC	JP Morgan Chase & Company	500,000	USD	Buy	(1.450)%	Dec 2013	n/a	—	(1,671)	(1,671)
	Barclays Bank PLC	Norfolk Southern	2,000,000	USD	Buy	(0.450)%	Sep 2014	n/a	—	55,879	55,879
	Barclays Bank PLC	iTraxx Europe HIVOL Series 6 Version 1	1,200,000	EUR	Buy	(0.850)%	Dec 2016	n/a	(6,957)	187,476	180,519
	Barclays Bank PLC	Southwest Airlines Company	500,000	USD	Buy	(0.640)%	Mar 2017	n/a	—	52,840	52,840

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

						(PAY)/		IMPLIED	UNAMORTIZED
						RECEIVED		CREDIT	UPFRONT	UNREALIZED
			NOTIONAL		BUY/SELL	FIXED	MATURITY	SPREAD	PAYMENT PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT[2]	CURRENCY	PROTECTION	RATE	DATE	AT 2-28-09[3]	(RECEIVED)*	(DEPRECIATION)	VALUE[4]
Global Bond Fund (continued)
	Barclays Bank PLC	CDX.NA.IG.8	3,123,200	USD	Buy	(0.600)%	Jun 2017	n/a	$100,769	$189,651	$290,420
	Barclays Bank PLC	CDX.NA.IG.8	21,569,600	USD	Buy	(0.600)%	Jun 2017	n/a	244,201	1,761,515	2,005,716
	Barclays Bank PLC	Citigroup, Inc.	6,000,000	USD	Buy	(0.870)%	Jun 2018	n/a	—	1,026,333	1,026,333
	Barclays Bank PLC	Citigroup, Inc.	2,700,000	USD	Buy	(1.350)%	Sep 2018	n/a	—	383,277	383,277
	Barclays Bank PLC	Wells Fargo & Company	3,300,000	USD	Buy	(1.030)%	Sep 2018	n/a	—	192,404	192,404
	BNP Paribas	D.R. Horton, Inc.	800,000	USD	Buy	(4.030)%	Jun 2011	n/a	—	3,594	3,594
	BNP Paribas	JP Morgan Chase & Company	2,000,000	USD	Buy	(0.560)%	Dec 2017	n/a	—	118,701	118,701
	BNP Paribas	JP Morgan Chase & Company	1,800,000	USD	Buy	(0.737)%	Mar 2018	n/a	—	85,127	85,127
	BNP Paribas	JP Morgan Chase & Company	2,000,000	USD	Buy	(2.180)%	Mar 2018	n/a	—	(122,621)	(122,621)
	Citibank N.A.	Ford Motor Credit Company, LLC	2,100,000	USD	Sell	7.500%	Mar 2009	42.00%	—	(10,354)	(10,354)
	Citibank N.A.	GMAC, LLC	500,000	USD	Sell	8.650%	Mar 2009	42.82%	—	(1,224)	(1,224)
	Citibank N.A.	SLM Corp.	1,400,000	USD	Sell	4.300%	Mar 2009	28.73%	—	(7,721)	(7,721)
	Citibank N.A.	Newell Rubbermaid, Inc.	600,000	USD	Buy	(0.130)%	Jun 2010	n/a	—	19,555	19,555
	Citibank N.A.	Sara Lee Corp.	500,000	USD	Buy	(0.330)%	Sep 2011	n/a	—	2,408	2,408
	Citibank N.A.	Autozone, Inc.	500,000	USD	Buy	(0.680)%	Dec 2012	n/a	—	10,314	10,314
	Citibank N.A.	HSBC Finance, Corp.	1,700,000	USD	Buy	(0.430)%	Mar 2014	n/a	—	391,608	391,608
	Citibank N.A.	Nabors Industries, Inc.	2,000,000	USD	Buy	(0.820)%	Mar 2018	n/a	—	383,432	383,432
	Citibank N.A.	Pearson PLC	1,000,000	USD	Buy	(0.690)%	Jun 2018	n/a	—	4,268	4,268
	Credit Suisse International	Johnson Controls, Inc.	600,000	USD	Buy	(0.240)%	Mar 2011	n/a	—	106,150	106,150
	Credit Suisse International	Sealed Air Corp.	700,000	USD	Buy	(0.500)%	Sep 2013	n/a	—	81,773	81,773
	Credit Suisse International	Masco Corp.	700,000	USD	Buy	(0.907)%	Dec 2016	n/a	—	149,908	148,908
	Credit Suisse International	ABX.HE.AA.06-1	800,000	USD	Sell	0.320%	Jul 2045	n/a	(283,990)	(339,827)	(623,817)
	Deutsche Bank AG	GMAC, LLC	700,000	USD	Sell	9.500%	Mar 2009	42.82%	—	(189)	(189)
	Deutsche Bank AG	SLM Corp.	2,000,000	USD	Sell	3.050%	Mar 2009	28.73%	—	(17,437)	(17,437)
	Deutsche Bank AG	J.C. Penney Company	800,000	USD	Buy	(0.270)%	Mar 2010	n/a	—	42,779	42,779
	Deutsche Bank AG	Nationwide Health Properties, Inc.	600,000	USD	Buy	(0.620)%	Sep 2011	n/a	—	70,197	70,197
	Deutsche Bank AG	Bank of America Corp.	700,000	USD	Buy	(1.720)%	Dec 2013	n/a	—	12,804	12,804
	Deutsche Bank AG	ACE Limited	300,000	USD	Buy	(0.390)%	Jun 2014	n/a	—	10,081	10,081
	Deutsche Bank AG	Bellsouth Corp.	600,000	USD	Buy	(0.395)%	Sep 2014	n/a	—	7,106	7,106
	Deutsche Bank AG	Tate & Lyle Public Limited Company	300,000	USD	Buy	(0.510)%	Dec 2014	n/a	—	15,233	15,233
	Deutsche Bank AG	CDX.NA.IG.8	9,174,400	USD	Buy	(0.600)%	Jun 2017	n/a	57,870	795,240	853,110
	Deutsche Bank AG	CDX.NA.IG.9	5,172,800	USD	Buy	(0.800)%	Dec 2017	n/a	175,872	249,809	425,681
	Deutsche Bank AG	JP Morgan Chase & Company	400,000	USD	Buy	(0.720)%	Mar 2018	n/a	—	19,429	19,429
	Deutsche Bank AG	Wea Finance, LLC	2,000,000	USD	Buy	(2.100)%	Jun 2018	n/a	—	540,444	540,444
	Deutsche Bank AG	Citigroup, Inc.	5,900,000	USD	Buy	(1.336)%	Sep 2018	n/a	—	842,975	842,975
	Deutsche Bank AG	Altria Group, Inc.	2,000,000	USD	Buy	(1.455)%	Mar 2019	n/a	—	5,229	5,229
	Deutsche Bank AG	ABX.HE.AAA.06-2	1,000,000	USD	Sell	0.110%	May 2046	n/a	(370,367)	(244,527)	(614,894)
	Goldman Sachs	General Electric Capital Corp.	1,500,000	USD	Sell	0.830%	Dec 2009	9.32%	—	(95,570)	(95,570)
	Goldman Sachs	CDX.NA.IG.10	12,297,600	USD	Buy	(1.500)%	Jun 2018	n/a	(384,192)	778,978	394,786
	JP Morgan Chase Bank	Federative Republic of Brazil	2,700,000	USD	Sell	1.345%	Aug 2011	3.31%	—	(123,531)	(123,531)
	JP Morgan Chase Bank	CNA Financial Corp.	500,000	USD	Buy	(0.440)%	Sep 2011	n/a	—	43,076	43,076
	JP Morgan Chase Bank	CNA Financial Corp.	600,000	USD	Buy	(0.440)%	Sep 2011	n/a	—	51,691	51,691
	JP Morgan Chase Bank	Sabre Holdings Corp.	700,000	USD	Buy	(0.930)%	Sep 2011	n/a	—	331,365	331,365
	JP Morgan Chase Bank	HJ Heinz Finance Company	600,000	USD	Buy	(0.370)%	Mar 2012	n/a	—	7,070	7,070
	JP Morgan Chase Bank	Diamond Offshore Drilling, Inc.	300,000	USD	Buy	(0.230)%	Jun 2012	n/a	—	6,646	6,646
	JP Morgan Chase Bank	Nisource Finance Corp.	200,000	USD	Buy	(0.620)%	Sep 2014	n/a	—	39,494	39,494
	JP Morgan Chase Bank	Loews Corp.	200,000	USD	Buy	(0.330)%	Mar 2016	n/a	—	6,850	6,850
	JP Morgan Chase Bank	iTraxx Europe HIVOL Series 6 Version 1	300,000	EUR	Buy	(0.850)%	Dec 2016	n/a	(1,736)	46,848	45,112
	JP Morgan Chase Bank	Sprint Nextel Corp.	1,000,000	USD	Buy	(1.065)%	Dec 2016	n/a	—	350,490	350,490
	JP Morgan Chase Bank	Deutsche Bank Aktiengesellschaft	1,700,000	USD	Buy	(0.940)%	Sep 2017	n/a	—	53,779	53,779

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

						(PAY)/		IMPLIED	UNAMORTIZED
						RECEIVED		CREDIT	UPFRONT	UNREALIZED
			NOTIONAL		BUY/SELL	FIXED	MATURITY	SPREAD	PAYMENT PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT[2]	CURRENCY	PROTECTION	RATE	DATE	AT 2-28-09[3]	(RECEIVED)*	(DEPRECIATION)	VALUE[4]
Global Bond Fund (continued)
	JP Morgan Chase Bank	Morgan Stanley	1,500,000	USD	Buy	(1.830)%	Sep 2018	n/a	—	$118,060	$118,060
	Merrill Lynch Capital Services, Inc.	Boston Scientific Corp.	700,000	USD	Buy	(0.510)%	Jun 2011	n/a	—	17,813	17,813
	Merrill Lynch Capital Services, Inc.	Federative Republic of Brazil	4,000,000	USD	Sell	1.340%	Aug 2011	3.31%	—	(183,483)	(183,483)
	Merrill Lynch Capital Services, Inc.	American General Finance Corp.	2,000,000	USD	Buy	(1.370)%	Dec 2017	n/a	—	957,920	957,920
	Morgan Stanley Capital Services, Inc.	GAZPROM	100,000	USD	Sell	1.680%	Apr 2009	14.24%	—	(1,175)	(1,175)
	Morgan Stanley Capital Services, Inc.	GAZPROM	800,000	USD	Sell	1.710%	Apr 2009	14.24%	—	(9,276)	(9,276)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	4,100,000	USD	Sell	1.380%	Aug 2011	3.31%	—	(184,179)	(184,179)
	Morgan Stanley Capital Services, Inc.	Alcoa, Inc.	2,000,000	USD	Buy	(0.850)%	Mar 2012	n/a	—	378,444	378,444
	Morgan Stanley Capital Services, Inc.	Lockheed Martin Corp.	700,000	USD	Buy	(0.089)%	Jun 2012	n/a	—	6,518	6,518
	Morgan Stanley Capital Services, Inc.	Simon Property Group, L.P.	1,000,000	USD	Buy	(1.047)%	Jun 2016	n/a	—	221,044	221,044
	Morgan Stanley Capital Services, Inc.	Motorola, Inc.	700,000	USD	Buy	(0.725)%	Dec 2017	n/a	—	151,456	151,456
	Morgan Stanley Capital Services, Inc.	Amgen, Inc.	3,000,000	USD	Buy	(1.030)%	Jun 2018	n/a	—	(79,024)	(79,024)
	Royal Bank of Canada	Daimlerchrysler AG	600,000	USD	Buy	(0.350)%	Jun 2009	n/a	—	5,615	5,615
	The Royal Bank of Scotland PLC	CVS Caremark Corp.	700,000	USD	Buy	(0.550)%	Sep 2011	n/a	—	6,634	6,634
	The Royal Bank of Scotland PLC	Daimler Chrysler AG	300,000	USD	Buy	(0.620)%	Sep 2011	n/a	—	19,755	19,755
	The Royal Bank of Scotland PLC	Autozone, Inc.	2,000,000	USD	Buy	(0.920)%	Jun 2013	n/a	—	26,441	26,441
	The Royal Bank of Scotland PLC	Deutsche Bank Aktiengesellschaft	700,000	USD	Buy	(0.950)%	Jun 2013	n/a	—	12,040	12,040
	The Royal Bank of Scotland PLC	Radioshack Corp.	2,600,000	USD	Buy	(1.430)%	Jun 2013	n/a	—	106,605	106,605
	The Royal Bank of Scotland PLC	Morgan Stanley	600,000	USD	Buy	(0.320)%	Dec 2016	n/a	—	99,810	99,810
	The Royal Bank of Scotland PLC	JP Morgan Chase & Company	2,400,000	USD	Buy	(2.223)%	Mar 2018	n/a	—	(154,913)	(154,913)
	UBS AG	Capital One Financial Corp.	600,000	USD	Buy	(0.350)%	Sep 2011	n/a	—	57,415	57,415
	UBS AG	BAE Systems PLC	700,000	USD	Buy	(0.140)%	Dec 2011	n/a	—	26,238	26,238
	UBS AG	Whirlpool Corp.	1,400,000	USD	Buy	(0.840)%	Jun 2013	n/a	—	208,253	208,253
	UBS AG	JP Morgan Chase & Company	1,200,000	USD	Buy	(0.730)%	Mar 2018	n/a	—	57,384	57,384
	Wachovia Bank N.A.	Global Santa Fe Corp.	400,000	USD	Buy	(0.520)%	Jun 2012	n/a	—	1,179	1,179
	Wachovia Bank N.A.	American Electric Power Company, Inc.	2,000,000	USD	Buy	(0.450)%	Jun 2015	n/a	—	41,451	41,451
									($410,650)	$13,180,686	$12,770,036

Investment Quality Bond Fund
	Goldman Sachs International	Macy’s, Inc.	650,000	USD	Buy	(0.027)%	Sep 2013	n/a	—	$102,545	$102,545
	UBS Securities, LLC	Cytec Industries, Inc.	475,000	USD	Buy	(0.016)%	Dec 2013	n/a	—	43,694	43,694
	UBS Securities, LLC	Everest Reinsurance Holdings, Inc.	600,000	USD	Buy	(0.018)%	Dec 2013	n/a	—	(5,921)	(5,921)
									—	$140,318	$140,318

Real Return Bond Fund
	Bank of America N.A.	GMAC, LLC	600,000	USD	Sell	7.000%	Sep 2012	25.19%	—	($204,254)	($204,254)
	Bank of America N.A.	YUM! Brands, Inc.	2,000,000	USD	Buy	(1.245)%	Mar 2018	n/a	—	(44,324)	(44,324)
	Barclays Bank PLC	Ford Motor Credit Company, LLC	500,000	USD	Sell	3.800%	Sep 2012	25.56%	—	(208,046)	(208,046)
	Barclays Bank PLC	GMAC, LLC	200,000	USD	Sell	3.050%	Sep 2012	25.19%	—	(85,093)	(85,093)
	Barclays Bank PLC	General Electrical Capital Corp.	300,000	USD	Sell	1.010%	Mar 2013	7.54%	—	(58,723)	(58,723)
	Barclays Bank PLC	UBS AG	1,700,000	USD	Buy	(2.250)%	Mar 2014	n/a	—	77,346	77,346
	Barclays Bank PLC	The Black & Decker Corp.	1,000,000	USD	Buy	(1.180)%	Dec 2014	n/a	—	60,985	60,985

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

						(PAY)/		IMPLIED	UNAMORTIZED
						RECEIVED		CREDIT	UPFRONT	UNREALIZED
			NOTIONAL		BUY/SELL	FIXED	MATURITY	SPREAD	PAYMENT PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT[2]	CURRENCY	PROTECTION	RATE	DATE	AT 2-28-09[3]	(RECEIVED)*	(DEPRECIATION)	VALUE[4]
Real Return Bond Fund (continued)
	BNP Paribas	International Lease Finance Corp.	600,000	USD	Buy	(1.600)%	Dec 2013	n/a	—	$183,568	$183,568
	Citibank N.A.	JP Morgan Chase Bank	1,100,000	USD	Sell	0.720%	Sep 2008	1.35%	—	(21,633)	(21,633)
	Citibank N.A.	Sherwin-Williams Company	900,000	USD	Buy	(0.290)%	Dec 2012	n/a	—	31,938	31,938
	Citibank N.A.	V.F. Corp.	900,000	USD	Buy	(0.250)%	Dec 2012	n/a	—	19,238	19,238
	Citibank N.A.	Citi Group, Inc.	2,000,000	USD	Sell	5.000%	Dec 2013	12.45%	($416,056)	5,893	(410,163)
	Citibank N.A.	General Electric Capital Corp.	8,600,000	USD	Sell	3.725%	Dec 2013	7.13%	—	(943,703)	(943,703)
	Citibank N.A.	GATX Corp.	1,000,000	USD	Buy	(1.070)%	Mar 2016	n/a	—	127,929	127,929
	Citibank N.A.	Omnicom Group, Inc	1,250,000	USD	Buy	(0.940)%	Jun 2016	n/a	—	158,628	158,628
	Deutsche Bank AG	CDX.NA.HY.9	700,000	USD	Sell	6.350%	Dec 2012	n/a	—	(248,966)	(248,966)
	Deutsche Bank AG	CDX.NA.IG.9	400,000	USD	Sell	0.990%	Dec 2012	n/a	—	(1,968)	(1,968)
	Deutsche Bank AG	Home Depot, Inc.	1,250,000	USD	Buy	(1.565)%	Mar 2016	n/a	—	20,212	20,212
	Deutsche Bank AG	Macy´s Inc.	1,000,000	USD	Buy	(2.100)%	Sep 2017	n/a	—	210,554	210,554
	Goldman Sachs	GMAC, LLC	3,900,000	USD	Sell	5.350%	Sep 2012	25.19%	—	(1,467,076)	(1,467,076)
	Goldman Sachs	GMAC, LLC	900,000	USD	Sell	3.050%	Sep 2012	25.19%	—	(382,919)	(382,919)
	Goldman Sachs	Kohl´s Corp.	900,000	USD	Buy	(0.590)%	Dec 2012	n/a	—	53,265	53,265
	Goldman Sachs	The TJX Companies, Inc.	900,000	USD	Buy	(0.380)%	Dec 2012	n/a	—	28,224	28,224
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	Buy	(1.500)%	Mar 2018	n/a	—	143,322	143,322
	JP Morgan Chase Bank	Qwest Capital Funding, Inc.	1,000,000	USD	Buy	(3.250)%	Sep 2009	n/a	—	6,826	6,826
	JP Morgan Chase Bank	CDX.NA.HY.9	15,000	USD	Buy	(3.750)%	Dec 2012	n/a	204	3,466	3,670
	Merrill Lynch Capital Services, Inc.	CDX.NA.HY.9	600,000	USD	Sell	6.510%	Dec 2012	n/a	—	(210,698)	(210,698)
	Merrill Lynch Capital Services, Inc.	CDX.NA.HY.9	200,000	USD	Sell	6.690%	Dec 2012	n/a	—	(69,220)	(69,220)
	Morgan Stanley Capital Services, Inc.	Target Corp.	1,000,000	USD	Buy	(1.200)%	Mar 2008	n/a	—	19,138	19,138
	Morgan Stanley Capital Services, Inc.	GMAC, LLC	500,000	USD	Sell	6.850%	Jun 2012	25.76%	—	(169,055)	(169,055)
	Morgan Stanley Capital Services, Inc.	Ford Motor Credit Company, LLC	700,000	USD	Sell	3.800%	Sep 2012	25.56%	—	(291,265)	(291,265)
	Morgan Stanley Capital Services, Inc.	CDX.NA.HY.9	1,000,000	USD	Sell	6.570%	Dec 2012	n/a	—	(349,475)	(349,475)
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	200,000	USD	Sell	1.130%	Dec 2012	n/a	—	84	84
	Morgan Stanley Capital Services, Inc.	Staples, Inc.	900,000	USD	Buy	(0.530)%	Dec 2012	n/a	—	65,786	65,786
	Morgan Stanley Capital Services, Inc.	The Black & Decker Corp.	900,000	USD	Buy	(0.490)%	Dec 2012	n/a	—	60,171	60,171
	Morgan Stanley Capital Services, Inc.	Whirlpool Corp.	900,000	USD	Buy	(0.490)%	Dec 2012	n/a	—	134,115	134,115
	Morgan Stanley Capital Services, Inc.	Pearson PLC	2,500,000	USD	Buy	(0.750)%	Jun 2014	n/a	—	12,462	12,462
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	5,060,000	USD	Sell	0.080%	Dec 2049	n/a	(790,837)	(1,069,371)	(1,860,208)
	The Royal Bank of Scotland PLC	Macy´s Inc.	1,000,000	USD	Buy	(2.111)%	Dec 2016	n/a	—	206,495	206,495
	UBS AG	Dominion Resources, Inc.	1,000,000	USD	Buy	(0.590)%	Mar 2014	n/a	—	6,378	6,378
									($1,206,689)	($4,189,766)	($5,396,455)

Spectrum Income Fund

	JP Morgan Chase Bank, NA	Kelda Group PLC	50,000	EUR	Buy	(0.240)%	Jun 2012	n/a	—	$4,297	$4,297
	JP Morgan Chase Bank, NA	HALYK Bank	130,000	USD	Sell	2.750%	Dec 2012	26.71%	—	(65,730)	(65,730)
	JP Morgan Chase Bank, NA	Republic of Ukraine	250,000	USD	Sell	2.410%	Dec 2012	37.93%	—	(141,987)	(141,987)
	JP Morgan Chase Bank, NA	Rentokil Initial PLC	50,000	EUR	Buy	(2.580)%	Mar 2013	n/a	—	4,038	4,038
	JP Morgan Chase Bank, NA	United Utilities	100,000	EUR	Buy	(0.950)%	Mar 2013	n/a	—	(959)	(959)
	JP Morgan Chase Bank, NA	Electrolux AB	75,000	EUR	Buy	(1.180)%	Jun 2013	n/a	—	2,065	2,065
	JP Morgan Chase Bank, NA	British Telecommunications PLC	40,000	EUR	Buy	(1.760)%	Mar 2014	n/a	—	3,675	3,675
									—	($194,601)	($194,601)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

						(PAY)/		IMPLIED	UNAMORTIZED
						RECEIVED		CREDIT	UPFRONT	UNREALIZED
			NOTIONAL		BUY/SELL	FIXED	MATURITY	SPREAD	PAYMENT PAID	APPRECIATION	MARKET
PORTFOLIO	COUNTERPARTY	REFERENCE OBLIGATION	AMOUNT[2]	CURRENCY	PROTECTION	RATE	DATE	AT 2-28-09[3]	(RECEIVED)*	(DEPRECIATION)	VALUE[4]
Total Return Fund
	Bank of America N.A.	General Motors Corp.	5,000,000	USD	Sell	8.950%	Mar 2013	98.36%	—	($3,787,945)	($3,787,945)
	Barclays Bank PLC	CDX.NA.IG.9	15,070,411	USD	Sell	0.758%	Dec 2012	n/a	—	164,686	164,686
	Barclays Bank PLC	Ford Motor Credit Company, LLC	2,500,000	USD	Sell	4.150%	Sep 2012	25.56%	—	(1,020,922)	(1,020,922)
	Barclays Bank PLC	GAZPROM	5,300,000	USD	Sell	1.600%	Dec 2012	10.83%	—	(1,335,161)	(1,335,161)
	Barclays Bank PLC	General Electric Corp.	3,900,000	USD	Sell	0.620%	Mar 2011	8.64%	—	(547,033)	(547,033)
	Barclays Bank PLC	General Electric Corp.	3,900,000	USD	Sell	0.640%	Dec 2012	7.66%	—	(786,897)	(786,897)
	Barclays Bank PLC	General Motors Corp.	200,000	USD	Sell	4.800%	Dec 2012	100.41%	—	(159,753)	(159,753)
	Barclays Bank PLC	GMAC, LLC	1,300,000	USD	Sell	4.800%	Sep 2012	25.19%	—	(504,002)	(504,002)
	Barclays Bank PLC	GMAC, LLC	2,500,000	USD	Sell	3.650%	Sep 2012	25.19%	—	(1,031,010)	(1,031,010)
	Barclays Bank PLC	SLM Corp.	300,000	USD	Sell	5.100%	Jun 2009	28.75%	—	(18,003)	(18,003)
	Citibank N.A.	CDX.NA.HY.8	600,000	USD	Sell	2.179%	Jun 2012	n/a	—	(221,619)	(221,619)
	Citibank N.A.	CDX.NA.HY.8	700,000	USD	Sell	2.144%	Jun 2012	n/a	—	(259,223)	(259,223)
	Citibank N.A.	CDX.NA.HY.8	1,365,404	USD	Sell	0.401%	Jun 2012	n/a	—	(118,225)	(118,225)
	Citibank N.A.	CDX.NA.HY.8	4,876,442	USD	Sell	0.360%	Jun 2012	n/a	—	(428,135)	(428,135)
	Citibank N.A.	CDX.NA.HY.8	5,851,731	USD	Sell	0.355%	Jun 2012	n/a	—	(514,625)	(514,625)
	Citibank N.A.	General Electric Capital Corp.	300,000	USD	Sell	0.750%	Mar 2009	9.26%	—	(1,036)	(1,036)
	Citibank N.A.	General Electric Capital Corp.	100,000	USD	Sell	1.150%	Mar 2010	9.26%	—	(7,755)	(7,755)
	Citibank N.A.	General Electric Capital Corp.	200,000	USD	Sell	1.100%	Mar 2010	9.26%	—	(15,078)	(15,078)
	Citibank N.A.	General Electric Capital Corp.	600,000	USD	Sell	4.325%	Dec 2013	7.13%	—	(52,784)	(52,784)
	Citibank N.A.	General Motors Corp.	500,000	USD	Sell	4.600%	Dec 2012	100.41%	—	(400,429)	(400,429)
	Deutsche Bank AG	Berkshire Hathaway Finance Corp.	1,600,000	USD	Sell	0.850%	Mar 2013	5.10%	—	(222,033)	(222,033)
	Deutsche Bank AG	CDX.IG.10 5Y	1,944,569	USD	Sell	0.530%	Jun 2013	n/a	—	9,289	9,289
	Deutsche Bank AG	CDX.NA.IG.9	9,917,303	USD	Sell	0.708%	Dec 2012	n/a	—	89,111	89,111
	Deutsche Bank AG	Ford Motor Credit Company, LLC	1,000,000	USD	Sell	5.650%	Sep 2012	25.56%	—	(376,173)	(376,173)
	Deutsche Bank AG	General Electric Capital Corp.	500,000	USD	Sell	1.500%	Sep 2011	8.36%	—	(71,072)	(71,072)
	Deutsche Bank AG	General Motors Corp.	500,000	USD	Sell	4.500%	Dec 2012	100.41%	—	(400,952)	(400,952)
	Deutsche Bank AG	United Mexican States	1,000,000	USD	Sell	2.850%	Dec 2009	3.45%	—	1,075	1,075
	Goldman Sachs	CDX.IG.10 5Y	2,430,711	USD	Sell	0.463%	Jun 2013	n/a	—	4,503	4,503
	Goldman Sachs	CDX.NA.IG.9	875,056	USD	Sell	0.548%	Dec 2017	n/a	—	969	969
	Goldman Sachs	General Electric Capital Corp.	500,000	USD	Sell	0.830%	Dec 2009	9.32%	—	(31,857)	(31,857)
	HSBC Bank	Ukraine Government	4,200,000	USD	Sell	0.730%	Apr 2009	82.45%	—	(449,928)	(449,928)
	JP Morgan Chase Bank	CDX.NA.IG.9	1,944,569	USD	Sell	0.553%	Dec 2017	n/a	—	2,924	2,924
	Merrill Lynch Capital Services, Inc.	CDX.NA.HY.8	1,300,000	USD	Sell	1.833%	Jun 2012	n/a	—	(492,431)	(492,431)
	Merrill Lynch Capital Services, Inc.	General Electric Capital Corp.	4,300,000	USD	Sell	1.080%	Dec 2009	9.32%	—	(263,604)	(263,604)
	Merrill Lynch Capital Services, Inc.	GMAC, LLC	3,200,000	USD	Sell	1.850%	Sep 2009	42.86%	—	(632,683)	(632,683)
	Morgan Stanley Capital Services, Inc.	CDX.NA.HY.8	1,300,000	USD	Sell	2.080%	Jun 2012	n/a	—	(483,681)	(483,681)
	Morgan Stanley Capital Services, Inc.	CDX.NA.IG.9	3,900,000	USD	Sell	0.963%	Dec 2012	n/a	—	(23,245)	(23,245)
	Morgan Stanley Capital Services, Inc.	CMBX.NA.AAA.3	100,000	USD	Sell	0.080%	Dec 2049	n/a	($15,781)	(20,989)	(36,770)
	Morgan Stanley Capital Services, Inc.	Federative Republic of Brazil	900,000	USD	Sell	1.660%	Mar 2013	3.74%	—	(60,579)	(60,579)
	Morgan Stanley Capital Services, Inc.	GAZPROM	1,000,000	USD	Sell	2.180%	Feb 2013	10.67%	—	(241,788)	(241,788)
	Morgan Stanley Capital Services, Inc.	Russian Federation	3,400,000	USD	Sell	0.795%	Aug 2012	8.47%	—	(731,655)	(731,655)
	The Royal Bank of Scotland PLC	General Electric Capital Corp.	600,000	USD	Sell	1.100%	Sep 2009	9.31%	—	(25,561)	(25,561)
	The Royal Bank of Scotland PLC	Republic of Indonesia	2,000,000	USD	Sell	0.450%	Jun 2009	4.84%	—	(26,216)	(26,216)
	UBS AG	GAZPROM	1,000,000	USD	Sell	2.180%	Feb 2013	10.67%	—	(241,788)	(241,788)
									($15,781)	($15,733,313)	($15,749,094)

*	The Statement of Assets and Liabilities includes an additional unamortized upfront payment (received)/paid of ($3,253) for Global Bond Fund and $12,583 for Real Return Bond Fund and as a result of unsettled credit default swap contracts.

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

1 If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2 The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4 The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

n/a—Implied credit spreads, as an indicator of the current status of the payment/performance risk only apply to swap contracts where the Fund is the seller of protection on corporate issues or sovereign issue of an emerging country.

BA-CDOR	Bankers’ Acceptances-Canadian Deposit Offering Rate	Currency symbols are defined as follows:
BBR	Bank Bill Rate	AUD	Australian Dollar
BBSW	Bank Bill Swap Rate	BRL	Brazilian Real
CDI	Brazil Interbank Deposit Rate	CAD	Canadian Dollar
CMS	Constant Maturity Swap	EUR	Euro
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	GBP	British Pound
EURIBOR	Euro Interbank Offered Rate	JPY	Japanese Yen
FRCPXTOB	French CPI Ex Tobacco Daily Reference Index	KRW	Korean Won
LIBOR	London Interbank Offered Rate	MXN	Mexican Peso
UKRPI	United Kingdom Retail Price Index	SEK	Swedish Krona
3M KW-CDC	3 months Korean Won	USD	U.S. Dollar

Forward Foreign Currency Contracts All Funds of the Trust described in this report may enter into foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of a Fund’s securities or as a part of an investment strategy. A foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency. These contracts may involve market risk in excess of the unrealized gain or loss reflected on the Statements of Assets and Liabilities. In addition, a Fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Open forward foreign currency contracts as of February 28, 2009, were as follows:

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)
Global Bond Fund	BUYS
	Australian Dollar	2,058,000	3/3/2009	($27,217)
	Australian Dollar	3,805,000	3/3/2009	(43,434)
	Australian Dollar	1,085,000	3/26/2009	(2,478)
	Canadian Dollar	5,185,000	4/27/2009	(91,001)
	Chilean Peso	112,100,000	5/14/2009	15,325
	Chinese Yuan Renminbi	5,699,130	3/2/2009	20,230
	Chinese Yuan Renminbi	22,124,344	5/6/2009	(154,463)
	Chinese Yuan Renminbi	33,591,692	5/6/2009	(243,935)
	Chinese Yuan Renminbi	7,702,655	5/6/2009	(39,238)
	Chinese Yuan Renminbi	7,489,920	5/6/2009	(37,219)
	Chinese Yuan Renminbi	6,754,871	5/6/2009	(45,267)
	Chinese Yuan Renminbi	981,648	7/15/2009	(10,508)
	Chinese Yuan Renminbi	1,449,630	9/8/2009	(120)
	Chinese Yuan Renminbi	1,388,200	9/8/2009	986
	Chinese Yuan Renminbi	6,444,215	9/8/2009	3,007
	Chinese Yuan Renminbi	2,912,175	9/8/2009	1,631
	Chinese Yuan Renminbi	1,173,510	9/8/2009	(97)
	Chinese Yuan Renminbi	6,521,690	5/17/2010	(126,758)
	Chinese Yuan Renminbi	7,353,720	5/17/2010	(139,078)
	Danish Krone	19,058,000	3/5/2009	(40,359)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)
Global Bond Fund, continued	BUYS
	Euro	119,000	3/12/2009	($3,334)
	Euro	386,000	3/12/2009	(3,608)
	Euro	282,000	3/12/2009	(5,797)
	Euro	1,406,000	3/12/2009	(25,648)
	Euro	73,513,000	3/12/2009	(2,628,914)
	Euro	77,731	3/12/2009	537
	Hungarian Forint	600,440	5/6/2009	(190)
	Indian Rupee	7,453,440	4/9/2009	(2,930)
	Indian Rupee	2,500,000	4/9/2009	(1,258)
	Indian Rupee	2,520,000	4/9/2009	(868)
	Indian Rupee	3,501,169	4/9/2009	(1,738)
	Japanese Yen	33,800,000	3/4/2009	626
	Japanese Yen	13,454,774,717	3/5/2009	(5,431,922)
	Japanese Yen	154,640,736	3/5/2009	(129,427)
	Japanese Yen	102,049,678	3/5/2009	(85,317)
	Japanese Yen	467,206,000	3/5/2009	(238,269)
	Japanese Yen	90,577,466	3/5/2009	(89,871)
	Japanese Yen	339,089,000	3/5/2009	(341,489)
	Japanese Yen	170,374,000	3/5/2009	(154,710)
	Japanese Yen	39,331,793	3/5/2009	(25,975)
	Japanese Yen	110,266,121	3/12/2009	(57,981)
	Malaysian Ringgit	875,875	4/14/2009	(13,994)
	Malaysian Ringgit	1,014,470	4/14/2009	(16,649)
	Malaysian Ringgit	1,758,000	4/14/2009	(26,304)
	Malaysian Ringgit	879,250	4/14/2009	(13,085)
	Mexican Peso	284,305	5/19/2009	(7,672)
	Philippine Peso	663,400	5/6/2009	8
	Philippine Peso	16,440,700	5/6/2009	(5,297)
	Philippine Peso	4,850,000	5/6/2009	(1,263)
	Philippine Peso	1,600,000	12/24/2010	(6,224)
	Polish Zloty	155,169	5/6/2009	(18,419)
	Pound Sterling	2,930,000	4/9/2009	(53,530)
	Pound Sterling	10,892,387	4/9/2009	(161,949)
	Singapore Dollar	2,172,076	4/14/2009	(87,084)
	South Korean Won	9,991,501	4/30/2009	(736)
	South Korean Won	14,981,010	4/30/2009	(1,187)
	Swedish Krona	22,036,000	3/5/2009	(195,558)
	Taiwan Dollar	688,067	5/8/2009	(1,223)
				($10,798,242)

	SELLS
	Australian Dollar	1,151,780	3/3/2009	$2,688
	Australian Dollar	5,919,171	3/3/2009	103,410
	Australian Dollar	1,599,572	3/26/2009	13,926
	Brazilian Real	42,854	6/2/2009	9,570
	Chinese Yuan Renminbi	813,116	3/2/2009	(20,115)
	Chinese Yuan Renminbi	4,613,000	5/6/2009	(49,880)
	Chinese Yuan Renminbi	1,951,000	5/6/2009	(31,536)
	Chinese Yuan Renminbi	2,235,000	5/6/2009	(6,255)
	Chinese Yuan Renminbi	1,632,000	5/6/2009	(31,358)
	Chinese Yuan Renminbi	747,000	5/6/2009	(13,352)
	Chinese Yuan Renminbi	47,238	7/15/2009	(623)
	Chinese Yuan Renminbi	93,000	7/15/2009	(1,632)
	Chinese Yuan Renminbi	1,893,446	9/8/2009	(41,961)
	Chinese Yuan Renminbi	1,932,508	5/17/2010	(46,656)
	Euro	908,936	3/12/2009	6,355
	Euro	1,685,718	3/12/2009	5,416
	Euro	2,714,857	3/12/2009	(2,297)
	Euro	741,000	3/12/2009	7,998
	Indian Rupee	317,000	4/9/2009	(308)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)
Global Bond Fund, continued	SELLS
	Japanese Yen	1,446,096	3/5/2009	$95,271
	Japanese Yen	1,360,000	3/5/2009	45,718
	Japanese Yen	3,574,000	3/5/2009	9,612
	Japanese Yen	2,235,000	3/5/2009	147,415
	Japanese Yen	884,000	3/5/2009	7,939
	Japanese Yen	4,372,807	3/5/2009	360,150
	Japanese Yen	225,116	3/5/2009	17,567
	Japanese Yen	345,713	3/5/2009	(629)
	Malaysian Ringgit	20,000	4/14/2009	575
	Malaysian Ringgit	634,000	4/14/2009	28,741
	Malaysian Ringgit	615,296	8/12/2009	26,097
	Philippine Peso	441,532	8/6/2009	11,419
	Philippine Peso	33,106	12/24/2010	3,583
	Polish Zloty	54,000	5/6/2009	11,688
	Pound Sterling	265,431	4/9/2009	(808)
	Singapore Dollar	155,685	4/14/2009	3,143
	Singapore Dollar	1,278,570	4/14/2009	56,129
	South African Rand	8,427	5/14/2009	(616)
	Swedish Krona	844,000	3/5/2009	28,551
				$754,935

Global Real Estate Fund	BUYS
	Euro	1,936,000	3/31/09	($13,170)
				($13,170)

	SELLS
	Australian Dollar	26,901,205	3/31/09	$433,295
	Canadian Dollar	8,604,055	3/31/09	164,716
	Euro	32,737,197	3/31/09	94,075
	Japanese Yen	58,268,266	3/31/09	2,294,286
	Norwegian Krone	36,692	3/31/09	879
	Pound Sterling	22,103,313	3/31/09	144,043
	Singapore Dollar	11,699,758	3/31/09	165,272
	Swedish Krona	1,994,638	3/31/09	95,025
				$3,391,591

High Income Fund	SELLS
	Canadian Dollar	2,712,685	3/31/09	$191,377
	Pound Sterling	885,658	3/31/09	33,968
				$225,345

International Equity Index Fund	BUYS
	Australian Dollar	673,320	3/20/09	($34,688)
	Brazilian Real	61,596	3/4/09	(510)
	Canadian Dollar	820,360	3/20/09	(34,342)
	Euro	2,758,222	3/20/09	(223,029)
	Pound Sterling	1,532,084	3/20/09	(100,599)
	Hong Kong Dollar	193,727	3/20/09	(278)
	Japanese Yen	2,225,090	3/19/09	(175,209)
	Swedish Krona	245,999	3/20/09	(23,957)
				($592,612)

Investment Quality Bond Fund	BUYS
	Australian Dollar	720,000	3/18/09	($12,566)
	Brazilian Real	2,651,000	3/18/09	6,962
	Canadian Dollar	600,000	3/18/09	(19,647)
	Euro	1,900,000	3/18/09	25,108
	Japanese Yen	48,500,000	3/18/09	(2,048)
	Norwegian Krone	3,250,000	3/18/09	(19,381)
				($21,572)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)
Investment Quality Bond Fund, continued	SELLS
	Australian Dollar	1,717,093	3/18/09	$37,238
	Brazilian Real	580,688	3/18/09	39,921
	Brazilian Real	624,480	3/18/09	61,650
	Canadian Dollar	471,365	3/18/09	(248)
	Czech Koruna	657,954	3/18/09	75,898
	Czech Koruna	463,288	3/18/09	53,766
	Euro	2,411,575	3/18/09	3,107
	Japanese Yen	514,747	3/18/09	17,660
	Norwegian Krone	454,629	3/18/09	(7,500)
				$281,492

Real Return Bond Fund	BUYS
	Brazilian Real	5,008,629	6/2/09	($85,669)
	Chinese Yuan Renminbi	22,363,015	3/2/09	95,232
	Chinese Yuan Renminbi	25,694,160	3/2/09	132,566
	Chinese Yuan Renminbi	10,657,696	3/2/09	48,778
	Chinese Yuan Renminbi	23,320,180	3/2/09	(1,346)
	Chinese Yuan Renminbi	97,194	4/9/09	(5)
	Chinese Yuan Renminbi	6,147,000	5/6/09	7,169
	Chinese Yuan Renminbi	8,004,362	7/15/09	(80,119)
	Chinese Yuan Renminbi	7,051,536	7/15/09	(56,427)
	Chinese Yuan Renminbi	9,778,800	9/8/09	(34,205)
	Chinese Yuan Renminbi	2,964,635	9/8/09	(774)
	Chinese Yuan Renminbi	10,264,560	9/8/09	(33,876)
	Malaysian Ringgit	53,930	8/12/09	(557)
	Mexican Peso	348,035	5/19/09	(1,850)
	Mexican Peso	991,516	5/19/09	(26,755)
	Mexican Peso	130,000	5/19/09	(591)
	Philippine Peso	2,800,000	12/24/10	(10,892)
	Polish Zloty	6,764,878	5/6/09	(1,152,905)
	Singapore Dollar	2,583,189	4/14/09	(101,224)
	Singapore Dollar	1,637,856	4/14/09	(51,922)
	Singapore Dollar	643,588	4/14/09	(24,233)
	Singapore Dollar	1,087,741	4/14/09	(37,365)
	Singapore Dollar	813,629	4/14/09	(24,385)
	Singapore Dollar	969,088	7/30/09	(43,555)
				($1,484,910)

	SELLS
	Australian Dollar	502,560	3/3/09	$10,183
	Australian Dollar	1,754,931	3/3/09	30,778
	Brazilian Real	1,623,919	6/2/09	3,646
	Chinese Yuan Renminbi	3,197,000	3/2/09	(72,542)
	Chinese Yuan Renminbi	3,758,049	3/2/09	1,483
	Chinese Yuan Renminbi	1,518,190	3/2/09	(39,998)
	Chinese Yuan Renminbi	3,341,000	3/2/09	(68,483)
	Chinese Yuan Renminbi	503,687	9/8/09	(5,875)
	Euro Currency	834,764	3/12/09	810
	Euro Currency	4,588,074	3/12/09	125,880
	Japanese Yen	23,480,622	3/5/09	883,356
	Japanese Yen	883,165	3/5/09	81,804
	Mexican Peso	148,790	5/19/09	13,250
	Philippine Peso	143,618	8/6/09	3,731
	Philippine Peso	57,935	12/24/10	6,271
	Polish Zloty	45,489	5/6/09	8,396

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)
Real Return Bond Fund, continued	SELLS
	Polish Zloty	2,163,568	5/6/09	$356,013
	Pound Sterling	3,264,634	4/9/09	41,143
	Pound Sterling	5,450,732	4/9/09	57,254
	Singapore Dollar	4,531,210	4/14/09	160,279
	Singapore Dollar	649,479	7/30/09	23,034
	Swiss Franc	768,165	3/5/09	(14,015)
				$1,606,398

Spectrum Income Fund	BUYS
	Australian Dollar	367,624	5/20/09	($5,132)
	Canadian Dollar	380,403	5/20/09	(6,867)
	Czech Koruna	3,766,700	5/20/09	8,909
	Euro Currency	1,650,000	3/16/09	4
	Euro Currency	7,337,282	5/20/09	63,650
	Hungarian Forint	25,000,000	3/16/09	(425)
	Hungarian Forint	5,936,700	5/20/09	117
	Indian Rupee	23,150,820	4/27/09	(11,167)
	Japanese Yen	179,803,005	5/20/09	(101,896)
	Mexican Peso	1,140,000	4/20/09	(1,301)
	Norwegian Krone	1,125,463	5/20/09	467
	Polish Zloty	202,795	5/20/09	3,557
	South Korean Won	631,080,500	4/20/09	(52,802)
	South Korean Won	325,962,000	4/28/09	(20,509)
	South Korean Won	1,216,834,500	5/20/09	(68,718)
	Swedish Krona	2,198,253	5/20/09	(4,148)
	Taiwan Dollar	7,099,980	4/10/09	(16,312)
	Turkish Lira	420,000	4/20/09	(7,667)
				($220,240)

	SELLS
	Australian Dollar	26,218	5/20/09	($121)
	Brazilian Real	2,063,374	3/27/09	42,480
	Brazilian Real	2,892,000	4/20/09	53,709
	Brazilian Real	2,486,000	5/5/09	97,694
	Canadian Dollar	1,634,193	5/4/09	903,559
	Canadian Dollar	122,502	5/20/09	681
	Danish Krone	151,242	5/20/09	(1,356)
	Euro Currency	3,156,784	3/16/09	127,142
	Euro Currency	1,899,853	5/20/09	19,361
	Pound Sterling	1,271,806	5/20/09	(16,237)
	Hungarian Forint	1,130,316	3/16/09	116,581
	Hungarian Forint	442,034	5/20/09	(18,840)
	Japanese Yen	2,642,877	3/16/09	213,900
	Japanese Yen	964,000	5/20/09	22,406
	South Korean Won	278,000	4/20/09	6,797
	Mexican Peso	1,737,653	3/20/09	86,334
	Mexican Peso	1,452,873	4/20/09	85,366
	Mexican Peso	2,101,384	5/20/09	66,674
	Malaysian Ringgit	502,000	4/14/09	26,003
	Taiwan Dollar	213,021	4/10/09	10,333
	Turkish Lira	395,885	4/20/09	12,242
	Turkish Lira	1,074,036	5/20/09	(7,831)
	South African Rand	67,440	5/20/09	(1,110)
				$1,845,767

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)
Strategic Income Fund	BUYS
	Australian Dollar	35,000	3/31/09	($2,212)
	Canadian Dollar	8,480,680	3/31/09	(258,841)
	Canadian Dollar	8,576,724	3/31/09	(112,079)
	Canadian Dollar	16,815,265	3/31/09	(255,804)
	Canadian Dollar	33,227,005	3/31/09	(404,711)
	Canadian Dollar	10,706,354	3/31/09	(336,061)
	Canadian Dollar	5,121,732	3/31/09	(178,981)
	Euro	5,200,000	3/31/09	(266,251)
	Euro	5,200,000	3/31/09	(250,652)
	Euro	10,000,000	3/31/09	(489,024)
	Euro	20,300,000	3/31/09	(1,279,198)
	Pound Sterling	18,447,522	3/31/09	(232,538)
	Pound Sterling	12,200,000	3/31/09	(105,705)
				($4,172,057)

	SELLS
	Canadian Dollar	5,200,000	3/31/09	$256,364
	Canadian Dollar	5,200,000	3/31/09	133,475
	Canadian Dollar	10,000,000	3/31/09	496,146
	Canadian Dollar	20,300,000	3/31/09	1,193,300
	Canadian Dollar	18,447,522	3/31/09	473,004
	Canadian Dollar	12,200,000	3/31/09	529,319
	Canadian Dollar	45,667,031	3/31/09	3,221,076
	Euro	8,480,680	3/31/09	333,715
	Euro	8,576,724	3/31/09	262,444
	Euro	16,815,265	3/31/09	417,470
	Euro	50,655,560	3/31/09	2,924,954
	New Zealand Dollar	19,447,341	3/31/09	2,989,997
	Pound Sterling	33,227,005	3/31/09	326,497
	Pound Sterling	10,706,354	3/31/09	19,706
	Pound Sterling	9,299,436	3/31/09	356,667
				$13,934,134

Total Return Fund	BUYS
	Australian Dollar	1,916,000	3/26/09	($32,450)
	Brazilian Real	317,064	6/2/09	(694)
	Brazilian Real	807,400	6/2/09	(5,878)
	Brazilian Real	123,100	6/2/09	(1,101)
	Brazilian Real	605,954	6/2/09	(5,102)
	Chinese Yuan Renminbi	14,024,622	7/15/09	(133,242)
	Chinese Yuan Renminbi	46,988,037	7/15/09	(443,304)
	Chinese Yuan Renminbi	14,124,212	7/15/09	(116,786)
	Chinese Yuan Renminbi	15,321,390	7/15/09	(153,108)
	Chinese Yuan Renminbi	5,017,808	9/8/09	1,177
	Chinese Yuan Renminbi	3,192,860	9/8/09	2,269
	Chinese Yuan Renminbi	14,620,830	9/8/09	6,834
	Chinese Yuan Renminbi	6,517,725	9/8/09	3,650
	Chinese Yuan Renminbi	2,692,170	9/8/09	(222)
	Indian Rupee	243,982,317	4/9/09	(96,340)
	Indian Rupee	83,000,000	4/9/09	(41,756)
	Indian Rupee	83,664,000	4/9/09	(28,811)
	Indian Rupee	124,041,416	4/9/09	(61,576)
	Indonesian Rupiah	2,993,100,000	3/31/09	(42,952)
	Indonesian Rupiah	3,196,300,000	3/31/09	(44,466)
	Indonesian Rupiah	1,126,400,000	3/31/09	(17,028)
	Indonesian Rupiah	2,017,800,000	3/31/09	(13,453)
	Indonesian Rupiah	755,300,000	3/31/09	(7,658)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

				UNREALIZED
		PRINCIPAL AMOUNT	SETTLEMENT	APPRECIATION
FUND	CURRENCY	COVERED BY CONTRACT	DATE	(DEPRECIATION)
Total Return Fund, continued	BUYS
	Japanese Yen	172,523,000	3/5/09	($69,106)
	Japanese Yen	1,543,000	3/5/09	(1,420)
	Malaysian Ringgit	945,945	4/14/09	(15,114)
	Malaysian Ringgit	1,084,380	4/14/09	(17,812)
	Malaysian Ringgit	1,898,640	4/14/09	(28,408)
	Malaysian Ringgit	2,139,075	4/14/09	(23,623)
	Philippine Peso	2,714,300	5/6/09	33
	Philippine Peso	66,729,900	5/6/09	(21,501)
	Philippine Peso	19,885,000	5/6/09	(5,178)
	Philippine Peso	4,400,000	12/24/10	(17,115)
	Singapore Dollar	3,561,448	4/14/09	(139,255)
	Singapore Dollar	2,358,755	4/14/09	(76,212)
	Singapore Dollar	1,097,025	4/14/09	(41,307)
	Singapore Dollar	1,377,150	4/14/09	(47,306)
	Singapore Dollar	1,035,528	4/14/09	(31,035)
	Singapore Dollar	1,243,904	7/30/09	(55,906)
				($1,822,262)

	SELLS
	Brazilian Real	132,000	6/2/09	$2,560
	Brazilian Real	4,096,042	6/2/09	163,660
	Brazilian Real	50,000	6/2/09	(214)
	Brazilian Real	50,000	6/2/09	(255)
	Brazilian Real	252,000	6/2/09	4,621
	Chinese Yuan Renminbi	1,318,000	7/15/09	(47,846)
	Chinese Yuan Renminbi	2,577,710	7/15/09	(54,787)
	Chinese Yuan Renminbi	6,050,600	7/15/09	(110,337)
	Chinese Yuan Renminbi	1,515,247	7/15/09	(30,936)
	Chinese Yuan Renminbi	1,375,746	7/15/09	(49,351)
	Chinese Yuan Renminbi	1,907,005	9/8/09	(24,798)
	Chinese Yuan Renminbi	1,614,420	9/8/09	(18,840)
	Chinese Yuan Renminbi	426,000	9/8/09	(6,357)
	Chinese Yuan Renminbi	632,000	9/8/09	(9,599)
	Euro	14,693,566	3/12/09	403,136
	Indian Rupee	1,279,000	4/9/09	(34,907)
	Indian Rupee	1,112,822	4/9/09	(24,079)
	Indian Rupee	8,019,000	4/9/09	45,050
	Indonesian Rupiah	276,639	3/31/09	(1,930)
	Indonesian Rupiah	272,482	3/31/09	(3,025)
	Indonesian Rupiah	275,592	3/31/09	(3,060)
	Japanese Yen	1,956,897	3/5/09	173,278
	Malaysian Ringgit	503,758	4/14/09	6,955
	Malaysian Ringgit	246,135	4/14/09	3,067
	Malaysian Ringgit	903,783	4/14/09	8,611
	Philippine Peso	1,769,596	5/6/09	(48,983)
	Philippine Peso	91,041	12/24/10	9,854
	Pound Sterling	7,503,440	4/9/09	94,564
	Pound Sterling	12,531,766	4/9/09	131,632
	Singapore Dollar	1,596,619	4/14/09	36,245
	Singapore Dollar	1,074,000	4/14/09	21,387
	Singapore Dollar	2,479,474	4/14/09	46,475
	Singapore Dollar	1,067,000	4/14/09	21,138
	Singapore Dollar	817,625	7/30/09	13,531
				$716,460

Vista Fund	SELLS
	Swiss Franc	1,280,991	3/31/09	$5,649
				$5,649

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FINANCIAL INSTRUMENTS, CONTINUED

Stripped Securities Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Bond Forward A forward contract is a contractual agreement made directly between two parties to buy or sell an underlying asset, usually a government bond, at an agreed-upon price and date in the future. In a forward transaction, no cash changes hands up-front. If the transaction is collateralized, exchange of margin will take place according to an agreed upon schedule. Otherwise, no asset of any kind changes hands until the maturity of the contract. Consequently, counterparty credit risk can accumulate over the life of the contract. However, because no cash changes hands up-front, the amount of counterparty credit risk is limited to the marked-to-market amount of the contract, rather than the contract’s full notional value. Forward contracts trade in the over-the-counter market in the same way physical bonds trade, and liquidity is typically identical to the underlying physical bond on which the forward contract is based.

The Funds had the following bond forward contracts open at February 28, 2009:

							UNREALIZED
					VALUE AT	VALUE AT	APPRECIATION
FUND	DESCRIPTION		PRINCIPAL AMOUNT	SETTLEMENT DATE	TRADE DATE	2/28/09	(DEPRECIATION)
Investment Quality Bond Fund
	Federal Republic of Germany 4.25% due 7/4/2018	EUR	4,450,000	3/16/2009	$6,744,170	$6,735,202	($8,968)
	Government of United Kingdom 5.00% due 3/7/2018	GBP	3,900,000	4/17/2009	6,270,725	6,312,107	41,382
	U.S. Treasury Note 4.625% due 3/17/2009	USD	(7,600,000)	3/16/2009	(8,910,641)	(8,577,441)	333,200
	U.S. Treasury Note 4.75% due 3/17/2009	USD	(7,300,000)	3/16/2009	(8,644,830)	(8,305,399)	339,431
							$705,045

Cash Collateral Received by Funds For certain transactions the Funds may receive cash collateral from counterparties. At February 28, 2009, the following funds held cash collateral with respect to the financial instruments noted below:

		Cash Collateral Held
		Forward Foreign
Fund	Swaps	Currency Contracts	TBAs	Total
Global Bond Fund	$7,090,000	—	—	$7,090,000
Real Return Bond Fund	2,510,000	$12,040,000	—	14,550,000
Total Return Fund	680,000	300,000	$2,080,000	3,060,000

These items are recorded as payables for collateral held by Fund on the Statements of Assets and Liabilities.

4. RISKS & UNCERTAINTIES

Fixed Income Risk Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Derivatives and Counterparty Risk The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose a Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

Mortgage Security Risk Certain Funds of the trust may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Concentration Risk The Funds may concentrate investments in a particular industry or sector of the economy. Accordingly, the concentration may make the Funds’ value more volatile, and investment values may rise and fall more rapidly. In addition, a Fund with a concentration is particularly susceptible to the impact of market, economic, regulatory and other factors affecting the specific concentration.

Risks Associated with Foreign Investments Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of cash, securities or other assets of the Fund, political or financial instability, or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

John Hancock Funds II
Notes to Financial Statements (Unaudited)

Investing in High Yield Securities Investing in high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. The Fund may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Emerging Markets Risk Certain Funds invest in securities of issuers based in countries with emerging markets or economies and may, therefore, be subject to greater market risk than Funds that invest principally in securities of issuers in more developed countries. Emerging markets securities may be more volatile and less liquid than securities of issuers in developed countries and may be subject to substantial currency fluctuations and affected by sudden economic, social and political developments in the emerging market country. The securities markets of emerging countries may have less government regulation and may be subject to less extensive accounting and financial reporting requirements than the securities markets of more developed countries. Emerging market countries may have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country.

Floating Rate Loan Liquidity Risk Floating rate loans are generally subject to legal or contractual restrictions on resale. The liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. During periods of infrequent trading, valuing a floating rate loan can be more difficult and buying and selling a floating rate loan at an acceptable price can be more difficult and delayed. Difficulty in selling a floating rate loan can result in a loss.

5. GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

6. INVESTMENT ADVISORY AND OTHER AGREEMENTS The Trust has entered into an Investment Advisory Agreement with the Adviser. The Adviser is responsible for managing the corporate and business affairs of the Trust and for selecting and compensating subadvisers to handle the investment of the assets of each Fund, subject to the supervision of the Trust’s Board of Trustees. As compensation for its services, the Adviser receives an advisory fee from each of the Funds. The Funds are not responsible for payment of the subadvisory fees. Advisory fees charged to the Funds are as follows:

Fund	All Asset Levels
Active Bond Fund	0.600%
Global Bond Fund	0.700
Real Estate Securities Fund	0.700
Short Term Government Income Fund	0.570

		Between
	First	$500 million	Excess
	$500 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*
All Cap Growth Fund	0.850%	0.825%	0.800%

	First	Excess
	$500 million	Over $500 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*
All Cap Core Fund	0.800%	0.750%
American Diversified Growth & Income Fund	0.050	0.040
American Fundamental Holdings Fund	0.050	0.040
American Global Diversification Fund	0.050	0.040
Emerging Small Company Fund	0.970	0.900
High Yield Fund	0.700	0.650
Index 500 Fund	0.470	0.460
Investment Quality Bond Fund	0.600	0.550
Mid Cap Intersection Fund	0.875	0.850
Small Company Value Fund	1.050	1.000
Strategic Bond Fund	0.700	0.650
Strategic Income Fund	0.725	0.650
Total Bond Market Fund	0.490	0.470
U.S. Government Securities Fund	0.620	0.550

John Hancock Funds II
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

	First	Excess
	$1 billion	Over $1 billion
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*
Blue Chip Growth Fund	0.825%	0.800%
Equity-Income Fund	0.825	0.800
Real Return Bond Fund	0.700	0.650
Total Return Fund[1]	0.700	0.675

1 When aggregate net assets are less than $3 billion, the advisory fee for Total Return Fund is 0.700% on all assets.

	First	Excess
	$2.5 billion	Over $2.5 billion
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*
Optimized All Cap Fund	0.675%	0.650%

Between
	First	$500 million	Excess
	$500 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*
Value & Restructuring Fund	0.825%	0.800%	0.775%

		Between	Between	Between
	First	$500 million	$1 billion	$1.5 billion	Excess
	$500 million	and $1 billion	and $1.5 billion	and $2 billion	Over $2 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*	Net Assets*
Large Cap Value Fund	0.825%	0.800%	0.775%	0.720%	0.700%

Between
	First	$200 million	Excess
	$200 million	and $500 million	Over $500 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*
International Small Cap Fund	1.050%	0.950%	0.850%
International Value Fund	0.950	0.850	0.800
Mid Cap Stock Fund	0.875	0.850	0.825
Mid Cap Value Fund	0.900	0.850	0.825
Mid Value Fund	0.900	0.850	0.825
Value Fund	0.750	0.725	0.650

	First	Excess
	$50 million	Over $50 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*
Natural Resources Fund	1.050%	1.000%

		Between	Between
	First	$500 million	$1 billion	Excess
	$500 million	and $1 billion	and $2 billion	Over $2 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*
Small Cap Opportunities Fund	1.000%	0.950%	0.900%	0.850%

Between
	First	$50 million	Excess
	$50 million	and $500 million	Over $500 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*
Fundamental Value Fund	0.850%	0.800%	0.750%

John Hancock Funds II
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

		Between	Between
	First	$200 million	$400 million	Excess
	$200 million	and $400 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*
Vista Fund	0.900%	0.850%	0.825%	0.800%

		Between	Between
	First	$125 million	$375 million	Excess
	$125 million	and $375 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*
Smaller Company Growth Fund	1.100%	1.050%	1.000%	0.950%

		Between	Between
	First	$300 million	$500 million	Excess
	$300 million	and $500 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*
Capital Appreciation Fund	0.850%	0.800%	0.700%	0.670%

	First	Excess
	$350 million	Over $350 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*
Core Equity Fund	0.850%	0.750%

		Between	Between
	First	$500 million	$1 billion	Excess
	$500 million	and $1 billion	and $2.5 billion	Over $2.5 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*
U.S. Multi Sector Fund	0.780%	0.760%	0.750%	0.740%

Between
	First	$750 million	Excess
	$750 million	and $1.5 billion	Over $1.5 billion
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*
International Opportunities Fund	0.900%	0.850%	0.800%

	First	Excess
	$250 million	Over $250 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*
Global Agribusiness Fund	0.850%	0.800%
Global Infrastructure Fund	0.850	0.800
Global Timber Fund	0.850	0.800
Small Company Growth Fund[1]	1.050	1.000
Spectrum Income Fund	0.800	0.725

1 When Aggregate Net Assets exceed $1 billion, the advisory fee for the Small Company Growth is 1.00% on all assets.

Between
	First	$250 million	Excess
	$250 million	and $500 million	Over $500 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*
Real Estate Equity Fund	0.875%	0.850%	0.825%

		Between	Between
	First	$250 million	$500 million	Excess
	$250 million	and $500 million	and $1 billion	Over $1 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*
Mid Cap Value Equity Fund	0.875%	0.850%	0.825%	0.800%

John Hancock Funds II
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Between
	First	$500 million	Excess
	$500 million	and $750 million	Over $750 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets
Global Real Estate Fund	0.950%	0.925%	0.900%

		Between	Between
	First	$250 million	$500 million	Excess
	$250 million	and $500 million	and $750 million	Over $750 million
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets
Large Cap Fund	0.780%	0.730%	0.680%	0.650%

	First	Excess over
	$100 million	$100 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*
Emerging Markets Value Fund	1.000%	0.950%
International Equity Index Fund	0.550	0.530
International Small Company Fund	1.000	0.950
Small Cap Growth Fund	1.100	1.050
Small Cap Value Fund	1.100	1.050

Between
	First	$250 million	Excess over
	$250 million	and $500 million	$500 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*
All Cap Value Fund	0.850%	0.800%	0.750%
Alpha Opportunities Fund	1.025	1.000	0.975
Mid Cap Index Fund	0.490	0.480	0.460
Small Cap Index Fund	0.490	0.480	0.460

	First	Excess over
	$200 million	$200 million
	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*
U.S. High Yield Bond Fund	0.750%	0.720%

Between
	First	$200 million	Excess
	$200 million	and $400 million	Over $400 million
	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*
Core Bond Fund	0.690%	0.640%	0.570%

		Between	Between
	First	$150 million and	$500 million and	Excess over
	$150 million	$500 million	$2.5 billion	$2.5 billion
	of Aggregate	of Aggregate	of Aggregate	of Aggregate
Fund	Net Assets*	Net Assets*	Net Assets*	Net Assets*
High Income Fund	0.725%	0.675%	0.650%	0.600%

* Aggregated Net Assets include not only the net assets of a particular series of the Trust but also the net assets of a similar series of John Hancock Trust.

John Hancock Trust is an open-end investment company advised by JHIMS and distributed by an affiliate of JHIMS, John Hancock Distributors, LLC.

The advisory fee for Absolute Return Portfolio and Alternative Asset Allocation Fund has two components: (a) a fee on assets invested in Affiliated fund of JHF II or JHF III and (b) a fee on assets not invested in Affiliated fund of JHF II or JHF III (“Other Assets”). Under the Advisory Agreement, the Portfolio pays a monthly management fee to the Adviser as stated below.

For Absolute Return Portfolio, the fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the Portfolio and the Absolute Return Trust, a series of John Hancock Trust (collectively, the “Absolute Return Funds”) determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Portfolio.

John Hancock Funds II
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

	First	Excess over
	$500 million	$500 million
	of Aggregate	of Aggregate
Fund	Net Assets	Net Assets
Absolute Return Portfolio	0.060%	0.050%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the Absolute Return Funds, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Portfolio.

	First	Excess over
	$500 million	$500 million
	of Aggregate	of Aggregate
Fund	Net Assets	Net Assets
Absolute Return Portfolio	0.510%	0.500%

For Alternative Asset Allocation Fund, the fee on Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the Fund determined in accordance with the following schedule and that rate is applied to the Affiliated Fund Assets of the Fund.

Fund	All Asset Levels
Alternative Asset Allocation Fund	0.150%

The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of Alternative Asset Allocation Fund, determined in accordance with the following schedule and that rate is applied to the Other Assets of the Fund.

Fund	All Asset Levels
Alternative Asset Allocation Fund	0.600%

The organizations described below act as Subadvisers to the Trust and its Funds pursuant to Subadvisory Agreements with the Adviser. Fund management is allocated among the following Managers:

Fund	Subadviser
Absolute Return Portfolio	MFC Global Investment Management (U.S.A.) Limited*
Active Bond Fund	Declaration Management and Research, LLC and MFC Global Investment Management (U.S.), LLC*
All Cap Core Fund	Deutsche Investment Management Americas, Inc.
All Cap Growth Fund	Invesco Aim Capital Management, Inc.
All Cap Value Fund	Lord, Abbett & Company, LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Alternative Asset Allocation Fund	MFC Global Investment Management (U.S.A.) Limited*
American Diversified Growth & Income Fund	MFC Global Investment Management (U.S.A.) Limited*
American Fundamental Holdings Fund	MFC Global Investment Management (U.S.A.) Limited*
American Global Diversification Fund	MFC Global Investment Management (U.S.A.) Limited*
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates, LLC
Core Bond Fund	Wells Capital Management, Inc.
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Markets Value Fund	Dimensional Fund Advisors, L.P.
Emerging Small Company Fund	RCM Capital Management, LLC
Equity-Income Fund	T. Rowe Price Associates, Inc.
Fundamental Value Fund	Davis Selected Advisers, L.P.
Global Agribusiness Fund	MFC Global Investment Management (U.S.A.) Limited*
Global Bond Fund	Pacific Investment Management Company, LLC
Global Infrastructure Fund	MFC Global Investment Management (U.S.A.) Limited*
Global Real Estate Fund	Deutsche Investment Management Americas, Inc.
Global Timber Fund	MFC Global Investment Management (U.S.A.) Limited*
High Income Fund	MFC Global Investment Management (U.S.), LLC*
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited*
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Franklin Templeton Investment Corp.
International Small Company Fund	Dimensional Fund Advisors, L.P.
International Value Fund	Templeton Investment Counsel, LLC
Investment Quality Bond Fund	Wellington Management Company, LLP
Large Cap Fund	UBS Global Asset Management (Americas), Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC

John Hancock Funds II
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Fund	Subadviser
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited*
Mid Cap Intersection Fund	Wellington Management Company, LLP
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Fund	T. Rowe Price Associates, Inc.
Mid Cap Value Equity Fund	RiverSource Investments, LLC
Mid Value Fund	T. Rowe Price Associates, Inc.
Natural Resources Fund	Wellington Management Company, LLP
Optimized All Cap Fund	MFC Global Investment Management (U.S.A.) Limited*
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Estate Securities Fund	Deutsche Investment Management Americas, Inc.
Real Return Bond Fund	Pacific Investment Management Company, LLC
Short Term Government Income Fund	MFC Global Investment Management (U.S.), LLC*
Small Cap Growth Fund	Wellington Management Company, LLP
Small Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited*
Small Cap Opportunities Fund	Dimensional Fund Advisors, L.P.
Small Cap Value Fund	Wellington Management Company, LLP
Small Company Growth Fund	Invesco Aim Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Smaller Company Growth Fund	MFC Global Investment Management (U.S.A.) Limited*, Frontier Capital Management Company, LLC and Perimeter Capital Management
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC*
Total Bond Market Fund	Declaration Management & Research, LLC
Total Return Fund	Pacific Investment Management Company, LLC
U.S. Government Securities Fund	Western Asset Management Company
U.S. High Yield Bond Fund	Wells Capital Management, Inc.
U.S. Multi Sector Fund	Grantham, Mayo, Van Otterloo & Company, LLC
Value Fund	Columbia Asset Management, LLC
Value & Restructuring Fund	Morgan Stanley Investment Management, Inc. (doing business as Van Kampen)
Vista Fund	American Century Investment Management, Inc.

* An affiliate of the Adviser.

The investment management fees incurred for the period ended February 28, 2009, were equivalent to an annual effective rate of the Fund’s average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate
Absolute Return Portfolio	0.11%	Large Cap Fund	0.74%
Active Bond Fund	0.60%	Large Cap Value Fund	0.81%
All Cap Core Fund	0.78%	Mid Cap Index Fund	0.47%
All Cap Growth Fund	0.85%	Mid Cap Intersection Fund	0.88%
All Cap Value Fund	0.85%	Mid Cap Stock Fund	0.84%
Alpha Opportunities Fund	1.00%	Mid Cap Value Fund	0.88%
Alternative Asset Allocation Fund	0.19%	Mid Cap Value Equity Fund	0.88%
American Diversified Growth & Income Fund	0.04%	Mid Value Fund	0.96%
American Fundamental Holdings Fund	0.04%	Natural Resources Fund	1.00%
American Global Diversification Fund	0.04%	Optimized All Cap Fund	0.67%
Blue Chip Growth Fund	0.81%	Real Estate Equity Fund	0.87%
Capital Appreciation Fund	0.73%	Real Estate Securities Fund	0.70%
Core Bond Fund	0.65%	Real Return Bond Fund	0.68%
Core Equity Fund	0.79%	Short Term Government Income Fund	0.54%
Emerging Markets Value Fund	0.96%	Small Cap Growth Fund	1.12%
Emerging Small Company Fund	0.97%	Small Cap Index Fund	0.49%
Equity-Income Fund	0.81%	Small Cap Opportunities Fund	1.00%
Fundamental Value Fund	0.76%	Small Cap Value Fund	1.10%
Global Agribusiness Fund	0.84%	Small Company Growth Fund	1.05%
Global Bond Fund	0.70%	Small Company Value Fund	1.03%
Global Infrastructure Fund	0.84%	Smaller Company Growth Fund	0.95%
Global Real Estate Fund	0.93%	Spectrum Income Fund	0.73%
Global Timber Fund	0.84%	Strategic Bond Fund	0.67%
High Income Fund	0.68%	Strategic Income Fund	0.69%
High Yield Fund	0.66%	Total Bond Market Fund	0.49%
Index 500 Fund	0.46%	Total Return Fund	0.68%
International Equity Index Fund	0.53%	U.S. Government Securities Fund	0.62%
International Opportunities Fund	0.88%	U.S. High Yield Bond Fund	0.73%
International Small Cap Fund	0.98%	U.S. Multi Sector Fund	0.77%

John Hancock Funds II
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Fund	Annual Effective Rate	Fund	Annual Effective Rate
International Small Company Fund	0.96%	Value Fund	0.75%
International Value Fund	0.82%	Value & Restructuring Fund	0.82%
Investment Quality Bond Fund	0.60%	Vista Fund	0.90%

Expense Reimbursement The Adviser has agreed to reduce its advisory fee or make payments to reimburse each Fund, in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds the expense limits set forth as a percentage of average net assets. The Adviser has contractually agreed to waive its advisory fee on Smaller Company Growth Fund so that the amount retained by the Adviser after payment of the subadvisory fees for such Fund does not exceed 0.45% of the Fund’s average net assets. The expense reimbursement shall continue in effect until October 1, 2009, and thereafter, until termination by the Adviser on notice to the Trust. The Adviser has contractually agreed to these expense limits as follows: 0.075% for Total Bond Market Fund and 0.25% for Value Fund. This reimbursement shall continue in effect until December 31, 2009 and thereafter until terminated by the Adviser on notice to the Trust. The Adviser has voluntarily agreed to these expense limits as follows: 0.05% for Index 500 Fund and International Equity Index Fund and 0.075% for Mid Cap Index Fund and Small Cap Index Fund. This voluntary expense reimbursement shall continue in effect until terminated by the Adviser on notice to the Trust.

In the case of Absolute Return Portfolio, the Adviser has contractually agreed to waive its advisory fee or reimburse the Fund if the total of all expenses (excluding advisory fees, Rule 12b-1 fees, transfer agency fees and services fees, taxes, portfolio brokerage commissions, interest, underlying Fund expenses, printing and postage, blue sky and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the business of the Absolute Return Portfolio) exceed 0.05% of average net assets. This expense reimbursement shall continue in effect until December 31, 2009, and thereafter until termination by the Adviser on notice to the Trust. The Adviser reimbursed the Fund in the amount of $24,825.

In the case of Optimized All Cap Fund, the Adviser has contractually agreed to reduce its advisory fee or make a payment to reimburse the Fund in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds 0.80% of the average net assets. In addition, the Adviser has contractually agreed to limit Fund expenses so that the total Fund operating expenses do not exceed 1.30% for Class A, 2.00% for Class B, 2.00% for Class C and 0.85% for Class I of the average net assets attributable to the respective classes. This expense reimbursement shall continue in effect until December 31, 2009, and thereafter until termination by the Adviser on notice to the Trust. The Adviser reimbursed the Fund in the amount of $36,239.

In the case of Alternative Asset Allocation Fund, the Adviser has contractually agreed to reduce its advisory fee or make a payment to reimburse the Fund in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds 0.04% of the average net assets. This expense reimbursement shall continue in effect until December 31, 2009, and thereafter until termination by the Adviser on notice to the Fund. The Adviser reimbursed the Fund in the amount of $11,886.

In the cases of Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund, the Adviser has contractually agreed to limit Fund expenses (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) so that the total Fund operating expenses do not exceed 1.45% for Class A and 1.00% for Class I of the average net assets attributable to the respective classes of each of the Funds. This expense reimbursement shall continue in effect until December 31, 2009, and thereafter until termination by the Adviser on notice to the Trust. The Adviser reimbursed Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund in the amounts of $2,367, $2,249 and $2,104, respectively.

In addition, for Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund the Adviser has voluntarily agreed to reduce its advisory fee or make a payment to reimburse each Fund, in an amount equal to the amount by which all expenses of the Fund (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses not incurred in the ordinary course of the Fund’s business, advisory fees, Rule 12b-1 fees, transfer agency fees, blue sky fees, printing and postage fees, and fees under any agreements or plans of the Fund dealing with services for shareholders and others with beneficial interests in shares of the Fund) exceeds 0.97% of average net assets. The Adviser reimbursed Global Agribusiness Fund, Global Infrastructure Fund and Global Timber Fund in the amounts of $9,926, $9,195 and $9,384, respectively.

In the case of the JHF II American Funds, the Adviser has contractually agreed to waive the advisory fees. This expense waiver shall continue in effect until July 1, 2009. The Adviser reimbursed the Funds in the amounts of $447, $300 and $293 for American Diversified Growth & Income Fund, American Fundamental Holdings Fund and American Global Diversification Fund, respectively.

The Advisor has contractually agreed to waive Advisor Fees for American Diversified Growth & Income Fund, American Fundamental Holdings Fund and American Global Diversification Fund until July 1, 2009. In addition the Advisor has voluntarily agreed to reimburse the above funds for a portion of “other” fund expenses. The amounts of these reimbursements are $19,951, $20,147 and $20,157, respectively.

In addition, the JHF II American Funds receive a fee equal to 0.05% of the average net assets value of their investment in the underlying American Funds for providing various account maintenance services. Under this agreement, American Diversified Growth & Income Fund, American Fundamental Holdings Fund and American Global Diversification Fund have received $508, $341 and $332, respectively.

The Adviser also voluntarily agreed to waive a portion of its advisory fee for Blue Chip Growth Fund, Core Equity Fund, Equity-Income Fund, International Value Fund, Mid Value Fund, Real Estate Equity Fund, Small Cap Opportunities Fund, Small Company Value Fund, Spectrum Income Fund and Value Fund in the amount of $198,813, $17,863, $103,343, $88,793, $2,649, $29,970, $13,917, $95,294, $107,646 and $10,556, respectively.

These voluntary expense reimbursements may be terminated by the Adviser at any time upon notice of the Trust. These expense reimbursements are shown as a reduction of total expenses in the Statements of Operations.

John Hancock Funds II
Notes to Financial Statements (Unaudited)

INVESTMENT ADVISORY AND OTHER AGREEMENTS, CONTINUED

Expense Recapture Effective January 1, 2009, the adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements that were made subsequent to January 1, 2009. Amounts are subject to recapture for a period of three years following the month in which such reimbursement or waivers occurred. The following table shows the waived or reimbursed expenses subject to potential recovery that expire in 2012:

Reimbursement
Amount Subject
Fund	to Recapture
Absolute Return Portfolio	$8,077
Alternative Asset Allocation Fund	11,886
American Diversified Growth & Income Fund	6,525
American Fundamental Holdings Fund	6,564
American Global Diversification Fund	6,567
Blue Chip Growth Fund	55,729
Core Equity Fund	8,067
Equity-Income Fund	31,318
Global Agribusiness Fund	12,293
Global Infrastructure Fund	11,444
Global Timber Fund	11,488
International Value Fund	29,139
Mid Value Fund	2,649
Optimized All Cap Fund	11,674
Real Estate Equity Fund	8,093
Small Cap Opportunities Fund	13,917
Small Company Value Fund	27,913
Spectrum Income Fund	31,653
Value Fund	3,621

Fund Administration Fees Pursuant to the Service Agreement, the Funds reimburse the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Funds, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each Fund at the time the expense was incurred. Prior to June 2008, such services were provided pursuant to the Advisory Agreement.

The fund administration fees incurred for the period ended February 28, 2009, were equivalent to an annual effective rate of the Funds’ average daily net assets as follows:

Fund	Annual Effective Rate	Fund	Annual Effective Rate
Absolute Return Portfolio	0.02%	Large Cap Fund	0.03%
Active Bond Fund	0.02%	Large Cap Value Fund	0.02%
All Cap Core Fund	0.02%	Mid Cap Index Fund	0.02%
All Cap Growth Fund	0.02%	Mid Cap Intersection Fund	0.03%
All Cap Value Fund	0.02%	Mid Cap Stock Fund	0.02%
Alpha Opportunities Fund	0.01%	Mid Cap Value Fund	0.03%
Alternative Asset Allocation Fund	0.02%	Mid Cap Value Equity Fund	0.03%
American Diversified Growth & Income Fund	0.01%	Mid Value Fund	0.01%
American Fundamental Holdings Fund	0.01%	Natural Resources Fund	0.03%
American Global Diversification Fund	0.01%	Optimized All Cap Fund	0.02%
Blue Chip Growth Fund	0.02%	Real Estate Equity Fund	0.02%
Capital Appreciation Fund	0.02%	Real Estate Securities Fund	0.03%
Core Bond Fund	0.02%	Real Return Bond Fund	0.02%
Core Equity Fund	0.03%	Short Term Government Income Fund	0.01%
Emerging Markets Value Fund	0.02%	Small Cap Growth Fund	0.01%
Emerging Small Company Fund	0.02%	Small Cap Index Fund	0.01%
Equity-Income Fund	0.02%	Small Cap Opportunities Fund	0.04%
Fundamental Value Fund	0.02%	Small Cap Value Fund	0.01%
Global Agribusiness Fund	0.02%	Small Company Growth Fund	0.02%
Global Bond Fund	0.02%	Small Company Value Fund	0.02%
Global Infrastructure Fund	0.02%	Smaller Company Growth Fund	0.05%
Global Real Estate Fund	0.02%	Spectrum Income Fund	0.02%
Global Timber Fund	0.02%	Strategic Bond Fund	0.02%
High Income Fund	0.02%	Strategic Income Fund	0.02%
High Yield Fund	0.02%	Total Bond Market Fund	0.00%*
Index 500 Fund	0.00%*	Total Return Fund	0.02%
International Equity Index Fund	0.02%	U.S. Government Securities Fund	0.02%
International Opportunities Fund	0.02%	U.S. High Yield Bond Fund	0.01%
International Small Cap Fund	0.03%	U.S. Multi Sector Fund	0.03%
International Small Company Fund	0.02%	Value Fund	0.01%
International Value Fund	0.02%	Value & Restructuring Fund	0.02%
Investment Quality Bond Fund	0.02%	Vista Fund	0.03%

* Less than 0.005%

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Distribution Plans The Funds has a Distribution Agreement with the Distributor. The Funds have adopted Distribution Plans with respect to Class A, Class B, Class C and Class 1, pursuant to Rule 12b-1 under the 1940 Act, to reimburse the Distributor for the services it provides as distributor of shares of the Funds. Accordingly, the Funds make monthly payments to the Distributor at an annual rate not to exceed 0.30%, 1.00%, 1.00% and 0.05% of the average daily net assets of Class A, Class B, Class C and Class 1, respectively. A maximum of 0.25% of such payments may be service fees, as defined by the Conduct Rules of the Financial Industry Regulatory Authority (formerly, National Association of Securities Dealers). Under the Conduct Rules, curtailment of a portion of the Funds’ 12b-1 payments could occur under certain circumstances.

7. TRUSTEES’ FEES The Trust compensates each Trustee who is not an employee of the Adviser or its affiliates. Total Trustees’ expenses are allocated to each Fund based on its average daily net asset value.

8. FUND SHARE TRANSACTIONS Share activity for the Funds for the period ended February 28, 2009 and the year ended August 31, 2008, were as follows:

Absolute Return Portfolio	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	8,435	$58,121	9,453	$98,121
Net increase	8,435	$58,121	9,453	$98,121
Class B shares
Distributions reinvested	7,030	$48,439	8,501	$88,064
Net increase	7,030	$48,439	8,501	$88,064
Class C shares
Distributions reinvested	7,030	$48,439	8,501	$88,065
Net increase	7,030	$48,439	8,501	$88,065
Class 1 shares
Sold	18,632	$152,262	10,742	$106,411
Distributions reinvested	10,447	71,876	9,799	101,718
Repurchased	(5,111)	(40,647)	—	—
Net increase (decrease)	23,968	$183,491	20,541	$208,129
Net increase (decrease)	46,463	$338,490	46,996	$482,379

Active Bond Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	183,915	$1,572,241	408,416	$3,866,554
Distributions reinvested	124,522	1,041,028	193,573	1,814,384
Repurchased	(441,063)	(3,702,034)	(724,415)	(6,852,622)
Net increase (decrease)	(132,626)	($1,088,765)	(122,426)	($1,171,684)
Class NAV shares
Sold	6,425,725	$53,925,346	7,641,399	$72,168,162
Distributions reinvested	2,115,169	17,668,171	3,081,542	28,839,200
Repurchased	(11,581,718)	(96,553,115)	(4,810,081)	(44,461,161)
Net increase (decrease)	(3,040,824)	($24,959,598)	5,912,860	$56,546,201
Net increase (decrease)	(3,173,450)	($26,048,363)	5,790,434	$55,374,517

All Cap Core Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,736,156	$9,368,258	33,115,679	$334,869,340
Distributions reinvested	1,202,340	7,286,181	3,195,022	33,100,430
Repurchased	(26,173,994)	(163,758,370)	(2,340,713)	(24,299,982)
Net increase (decrease)	(23,235,498)	($147,103,931)	33,969,988	$343,669,788
Net increase (decrease)	(23,235,498)	($147,103,931)	33,969,988	$343,669,788

All Cap Growth Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	6,426,976	$65,067,042	222,290	$3,929,960
Distributions reinvested	123,183	1,293,422	117,538	2,192,078
Repurchased	(379,618)	(4,086,163)	(264,574)	(4,730,004)
Net increase (decrease)	6,170,541	$62,274,301	75,254	$1,392,034
Class NAV shares
Sold	241,382	$2,867,938	585,767	$9,936,872
Distributions reinvested	—	—	368,279	6,879,454
Repurchased	(6,323,837)	(67,218,053)	(4,593)	(77,036)
Net increase (decrease)	(6,082,455)	($64,350,115)	949,453	$16,739,290
Net increase (decrease)	88,086	($2,075,814)	1,024,707	$18,131,324

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

All Cap Value Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	6,903,260	$53,694,193	343,546	$4,178,379
Distributions reinvested	281,814	2,254,513	708,286	8,513,597
Repurchased	(366,875)	(2,983,738)	(300,130)	(3,733,908)
Net increase (decrease)	6,818,199	$52,964,968	751,702	$8,958,068
Class NAV shares
Sold	35,285	$282,517	232,532	$3,567,237
Distributions reinvested	118,452	942,882	1,994,466	23,853,809
Repurchased	(2,642,158)	(21,657,796)	(94,667)	(1,029,852)
Net increase (decrease)	(2,488,421)	($20,432,397)	2,132,331	$26,391,194
Net increase (decrease)	4,329,778	$32,532,571	2,884,033	$35,349,262

Alpha Opportunities Fund	Period ended 2/28/09[1]
	Shares	Amount
Class NAV shares
Sold	44,887,106	$400,037,459
Distributions reinvested	31,026	268,998
Repurchased	(49,038)	(469,362)
Net increase (decrease)	44,869,094	$399,837,095
1 Period from 10-7-08 (commencement of operations) to 2-28-09.

Alternative Asset Allocation Fund	Period ended 2/28/09[1]
	Shares	Amount
Class A shares
Sold	100,000	$1,000,000
Net increase	100,000	$1,000,000
1 Period from 1-2-09 (commencement of operations) to 2-28-09.
American Diversified Growth & Income Fund	Six months ended 2/28/09		Period ended 8/31/08[1]
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	445,015	$3,287,494	100,261	$1,002,513
Distributions reinvested	6,561	47,109	—	—
Repurchased	(17,094)	(124,324)	—	—
Net increase (decrease)	434,482	$3,210,279	100,261	$1,002,513
1 Period from 7-1-08 (commencement of operations) to 8-31-08.

American Fundamental Holdings Fund	Six months ended 2/28/09		Period ended 8/31/08[1]
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	211,437	$1,580,859	100,639	$1,006,256
Distributions reinvested	3,897	29,345	—	—
Repurchased	(8,906)	(67,044)	(453)	(4,426)
Net increase (decrease)	206,428	$1,543,160	100,186	$1,001,830
1 Period from 7-1-08 (commencement of operations) to 8-31-08.

American Global Diversification Fund	Six months ended 2/28/09		Period ended 8/31/08[1]
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	218,198	$1,517,675	100,187	$1,001,799
Distributions reinvested	5,103	34,804	—	—
Repurchased	(9,120)	(62,092)	—	—
Net increase (decrease)	214,181	$1,490,387	100,187	$1,001,799

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

1 Period from 7-1-08 (commencement of operations) to 8-31-08.

Blue Chip Growth Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	377,563	$5,126,036	1,533,016	$31,199,498
Distributions reinvested	29,937	371,815	79,594	1,729,575
Repurchased	(811,702)	(11,163,973)	(1,253,691)	(25,522,134)
Net increase (decrease)	(404,202)	($5,666,122)	358,919	$7,406,939
Class NAV shares
Sold	7,319,593	$90,489,150	37,967,005	$759,832,260
Distributions reinvested	321,726	3,992,625	646,767	14,041,304
Repurchased	(18,572,602)	(236,037,589)	(12,292,237)	(250,610,821)
Net increase (decrease)	(10,931,283)	($141,555,814)	26,321,535	$523,262,743
Net increase (decrease)	(11,335,485)	($147,221,936)	26,680,454	$530,669,682

Capital Appreciation Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	279,290	$2,015,532	602,719	$6,546,648
Distributions reinvested	28,991	204,967	14,857	170,414
Repurchased	(657,901)	(5,238,467)	(727,950)	(7,944,104)
Net increase (decrease)	(349,620)	($3,017,968)	(110,374)	($1,227,042)
Class NAV shares
Sold	18,996,437	$134,868,522	53,608,989	$587,015,773
Distributions reinvested	526,685	3,728,929	209,333	2,403,139
Repurchased	(13,799,770)	(101,478,351)	(12,198,156)	(131,087,768)
Net increase (decrease)	5,723,352	$37,119,100	41,620,166	$458,331,144
Net increase (decrease)	5,373,732	$34,101,132	41,509,792	$457,104,102

Core Bond Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	326,216	$4,010,862	324,153	$4,113,576
Distributions reinvested	12,989	157,757	11,455	143,652
Repurchased	(163,899)	(1,961,835)	(103,644)	(1,305,951)
Net increase (decrease)	175,306	$2,206,784	231,964	$2,951,277
Class NAV shares
Sold	1,290,513	$15,448,071	2,007,416	$25,454,526
Distributions reinvested	594,733	7,237,200	1,024,017	12,814,067
Repurchased	(8,849,634)	(105,739,534)	(3,164,733)	(39,787,113)
Net increase (decrease)	(6,964,388)	($83,054,263)	(133,300)	($1,518,520)
Net increase (decrease)	(6,789,082)	($80,847,479)	98,664	$1,432,757

Core Equity Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	139,956	$931,092	113,362	$1,428,954
Distributions reinvested	110,215	591,853	19,096	288,735
Repurchased	(88,643)	(595,479)	(217,566)	(2,868,372)
Net increase (decrease)	161,528	$927,466	(85,108)	($1,150,683)
Class NAV shares
Sold	172,971	$1,008,422	20,095,868	$274,948,373
Distributions reinvested	1,073,234	5,763,266	1,301,696	19,707,683
Repurchased	(66,973,281)	(443,428,783)	(6,786,846)	(77,596,561)
Net increase (decrease)	(65,727,076)	($436,657,095)	14,610,718	$217,059,495
Net increase (decrease)	(65,565,548)	($435,729,629)	14,525,610	$215,908,812

Emerging Markets Value Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	63,156,908	$344,493,152	21,434,595	$233,874,052
Distributions reinvested	4,001,143	21,646,182	733,944	8,770,631
Repurchased	(6,132,244)	(34,308,438)	(4,968,702)	(57,212,941)
Net increase (decrease)	61,025,807	$331,830,896	17,199,837	$185,431,742

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Emerging Small Company Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	61,829	$1,146,046	174,760	$5,107,231
Repurchased	(185,638)	(3,466,641)	(322,457)	(9,214,491)
Net increase (decrease)	(123,809)	($2,320,595)	(147,697)	($4,107,260)
Class NAV shares
Sold	189,585	$3,987,530	1,236,945	$34,772,244
Repurchased	(1,629,162)	(28,308,138)	(26,509)	(785,795)
Net increase (decrease)	(1,439,577)	($24,320,608)	1,210,436	$33,986,449
Net increase (decrease)	(1,563,386)	($26,641,203)	1,062,739	$29,879,189

Equity-Income Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	429,993	$5,321,228	468,403	$8,149,818
Distributions reinvested	1,457,662	15,013,923	711,876	13,062,916
Repurchased	(794,840)	(9,102,993)	(1,933,115)	(34,485,513)
Net increase (decrease)	1,092,815	$11,232,158	(752,836)	($13,272,779)
Class NAV shares
Sold	16,504,970	$164,569,175	9,960,012	$173,093,008
Distributions reinvested	6,828,433	70,264,573	2,701,559	49,546,589
Repurchased	(7,446,407)	(92,902,708)	(1,053,596)	(17,456,223)
Net increase (decrease)	15,886,996	$141,931,040	11,607,975	$205,183,374
Net increase (decrease)	16,979,811	$153,163,198	10,855,139	$191,910,595
Fundamental Value Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,113,376	$32,752,120	468,943	$7,745,343
Distributions reinvested	106,900	1,121,380	87,944	1,547,821
Repurchased	(466,390)	(5,208,953)	(557,620)	(9,287,824)
Net increase (decrease)	2,753,886	$28,664,547	(733)	$5,340
Class NAV shares
Sold	10,966,627	$106,800,297	46,150,851	$765,802,292
Distributions reinvested	1,275,339	13,340,051	1,166,149	20,477,570
Repurchased	(18,513,412)	(204,972,424)	(1,300,118)	(20,671,636)
Net increase (decrease)	(6,271,446)	($84,832,076)	46,016,882	$765,608,226
Net increase (decrease)	(3,517,560)	($56,167,529)	46,016,149	$765,613,566

Global Agribusiness Fund	Period ended 2/28/09[1]
	Shares	Amount
Class A shares
Sold	100,000	$1,000,000
Net increase	100,000	$1,000,000
Class I shares
Sold	100,000	$1,000,000
Net increase	100,000	$1,000,000
Net increase (decrease)	200,000	$2,000,000
1 Period from 1-2-09 (commencement of operations) to 2-28-09.

Global Bond Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	296,770	$3,625,353	3,022,426	$47,839,688
Distributions reinvested	1,198,473	13,111,298	186,670	2,808,567
Repurchased	(1,178,885)	(15,374,010)	(1,124,604)	(17,488,096)
Net increase (decrease)	316,358	$1,362,641	2,084,492	$33,160,159
Class NAV shares
Sold	3,206,378	$41,844,320	6,330,109	$98,047,022
Distributions reinvested	8,960,746	97,761,740	2,987,529	44,720,972
Repurchased	(9,155,448)	(113,353,709)	(26,454,359)	(416,360,062)
Net increase (decrease)	3,328,034	$27,614,992	(15,052,229)	($240,431,909)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Global Infrastructure Fund	Period ended 2/28/09[1]
	Shares	Amount
Class A shares
Sold	100,000	$1,000,000
Net increase	100,000	$1,000,000
Class I shares
Sold	100,000	$1,000,000
Net increase	100,000	$1,000,000
Net increase (decrease)	200,000	$2,000,000
1 Period from 1-2-09 (commencement of operations) to 2-28-09.

Global Real Estate Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	16,342,063	$77,496,145	31,707,847	$296,687,499
Distributions reinvested	3,312,402	16,836,266	3,466,517	35,843,787
Repurchased	(5,992,843)	(34,190,529)	(1,596,250)	(15,630,663)
Net increase (decrease)	13,661,622	$60,141,882	33,578,114	$316,900,623

Global Timber Fund	Period ended 2/28/09[1]
	Shares	Amount
Class A shares
Sold	100,000	$1,000,000
Net increase	100,000	$1,000,000
Class I shares
Sold	100,000	$1,000,000
Net increase	100,000	$1,000,000
Net increase (decrease)	200,000	$2,000,000
1 Period from 1-2-09 (commencement of operations) to 2-28-09.

High Income Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,832,067	$40,849,586	14,686,297	$132,551,795
Distributions reinvested	5,733,856	32,837,833	5,441,978	49,563,239
Repurchased	(3,682,153)	(17,864,492)	(187,778)	(1,617,425)
Net increase (decrease)	9,883,770	$55,822,927	19,940,497	$180,497,609

High Yield Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	966,265	$6,226,028	696,311	$6,622,045
Distributions reinvested	301,039	2,052,286	466,824	4,385,088
Repurchased	(721,737)	(4,982,465)	(1,046,795)	(9,848,226)
Net increase (decrease)	545,567	$3,295,849	116,340	$1,158,907
Class NAV shares
Sold	13,449,175	$88,733,627	15,104,482	$144,258,647
Distributions reinvested	11,353,175	76,243,981	15,893,489	148,442,048
Repurchased	(30,281,204)	(186,827,739)	(15,317,361)	(143,061,749)
Net increase (decrease)	(5,478,854)	($21,850,131)	15,680,610	$149,638,946
Net increase (decrease)	(4,933,287)	($18,554,282)	15,796,950	$150,797,853

Index 500 Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	213,364,598	$1,436,916,989	94,248,083	$966,656,440
Distributions reinvested	2,901,554	19,527,458	228,837	2,480,594
Repurchased	(19,860,465)	(134,200,606)	(785,384)	(8,129,050)
Net increase (decrease)	196,405,687	$1,322,243,841	93,691,536	$961,007,984

International Equity Index Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	5,882,299	$73,221,358	8,878,779	$184,866,624
Distributions reinvested	764,817	9,391,951	973,901	22,613,981
Repurchased	(1,674,083)	(20,353,700)	(1,922,298)	(43,811,456)
Net increase (decrease)	4,973,033	$62,259,609	7,930,382	$163,669,149

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

International Opportunities Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	339,415	$3,199,738	1,150,282	$22,400,700
Distributions reinvested	27,994	262,865	242,229	4,704,082
Repurchased	(268,471)	(2,952,492)	(449,580)	(7,683,976)
Net increase (decrease)	98,938	$510,111	942,931	$19,420,806
Class NAV shares
Sold	10,192,368	$98,635,860	14,856,302	$258,101,101
Distributions reinvested	826,447	7,768,599	5,111,741	99,474,477
Repurchased	(4,027,951)	(40,756,667)	(3,869,863)	(83,940,127)
Net increase (decrease)	6,990,864	$65,647,792	16,098,180	$273,635,451
Net increase (decrease)	7,089,802	$66,157,903	17,041,111	$293,056,257

International Small Cap Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	4,781,251	$43,952,797	323,611	$6,576,232
Distributions reinvested	1,209,707	9,759,113	574,235	11,117,192
Repurchased	(636,896)	(5,934,604)	(1,221,799)	(24,324,310)
Net increase (decrease)	5,354,062	$47,777,306	(323,953)	($6,630,886)
Class NAV shares
Sold	2,756,313	$26,012,877	5,212,179	$103,270,603
Distributions reinvested	3,387,992	27,332,037	3,349,312	64,842,671
Repurchased	(1,184,546)	(9,792,423)	(5,082,986)	(93,717,967)
Net increase (decrease)	4,959,759	$43,552,491	3,478,505	$74,395,307
Net increase (decrease)	10,313,821	$91,329,797	3,154,552	$67,764,421

International Small Company Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,979,747	$23,778,936	24,465,587	$242,874,346
Distributions reinvested	2,371,566	12,498,150	2,258,402	23,735,806
Repurchased	(4,555,409)	(23,592,107)	(833,369)	(9,068,743)
Net increase (decrease)	1,795,904	$12,684,979	25,890,620	$257,541,409

International Value Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	188,858	$1,936,970	17,402,083	$364,303,204
Distributions reinvested	1,905,202	19,509,272	1,688,787	33,184,656
Repurchased	(2,755,273)	(31,725,539)	(3,552,354)	(63,541,432)
Net increase (decrease)	(661,213)	($10,279,297)	15,538,516	$333,946,428
Class NAV shares
Sold	7,726,195	$75,294,731	16,864,902	$311,772,733
Distributions reinvested	5,530,988	56,471,391	4,267,829	83,649,487
Repurchased	(8,709,001)	(96,488,248)	(8,697,693)	(158,842,966)
Net increase (decrease)	4,548,182	$35,277,874	12,435,038	$236,579,254
Net increase (decrease)	3,886,969	$24,998,577	27,973,554	$570,525,682

Investment Quality Bond Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	800,801	$8,800,738	1,466,981	$17,340,206
Distributions reinvested	172,891	1,895,803	213,443	2,493,124
Repurchased	(390,224)	(4,273,350)	(749,209)	(8,821,520)
Net increase (decrease)	583,468	$6,423,191	931,215	$11,011,810
Class NAV shares
Sold	245,933	$2,744,652	2,308,012	$27,265,056
Distributions reinvested	396,293	4,353,855	597,685	6,973,371
Repurchased	(4,615,418)	(49,295,701)	(587,097)	(6,925,167)
Net increase (decrease)	(3,973,192)	($42,197,194)	2,318,600	$27,313,260
Net increase (decrease)	(3,389,724)	($35,774,003)	3,249,815	$38,325,070

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Large Cap Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	211,241	$2,020,303	411,068	$6,096,677
Distributions reinvested	51,036	450,141	64,633	1,000,527
Repurchased	(285,791)	(2,694,173)	(456,311)	(6,901,587)
Net increase (decrease)	(23,514)	($223,729)	19,390	$195,617
Class NAV shares
Sold	673,260	$5,326,351	4,973,556	$73,113,718
Distributions reinvested	490,434	4,320,722	837,069	12,957,836
Repurchased	(10,909,243)	(102,349,917)	(824,896)	(11,944,331)
Net increase (decrease)	(9,745,549)	($92,702,844)	4,985,729	$74,127,223
Net increase (decrease)	(9,769,063)	($92,926,573)	5,005,119	$74,322,840

Large Cap Value Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	559,732	$8,602,176	341,878	$8,042,113
Distributions reinvested	91,070	1,419,786	169,130	4,270,535
Repurchased	(359,877)	(5,817,080)	(606,248)	(14,638,101)
Net increase (decrease)	290,925	$4,204,882	(95,240)	($2,325,453)
Class NAV shares
Sold	4,390,147	$63,724,874	11,927,399	$285,783,356
Distributions reinvested	414,458	6,469,691	615,351	15,568,373
Repurchased	(7,475,553)	(117,789,526)	(206,976)	(5,185,839)
Net increase (decrease)	(2,670,948)	($47,594,961)	12,335,774	$296,165,890
Net increase (decrease)	(2,380,023)	($43,390,079)	12,240,534	$293,840,437

Mid Cap Index Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	11,663,225	$139,049,256	5,219,379	$101,296,492
Distributions reinvested	806,315	9,329,071	2,023,755	39,362,032
Repurchased	(3,412,086)	(38,120,795)	(9,402,930)	(176,834,064)
Net increase (decrease)	9,057,454	$110,257,532	(2,159,796)	($36,175,540)

Mid Cap Intersection Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	433,277	$2,472,255	3,844,673	$36,057,850
Distributions reinvested	144,780	760,096	24,768	233,067
Repurchased	(4,957,427)	(26,333,081)	(10,405,894)	(93,281,027)
Net increase (decrease)	(4,379,370)	($23,100,730)	(6,536,453)	($56,990,110)

Mid Cap Stock Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	701,969	$7,910,635	15,757,400	$306,404,980
Distributions reinvested	—	—	1,085,372	20,871,703
Repurchased	(1,544,586)	(18,160,282)	(1,577,792)	(28,581,143)
Net increase (decrease)	(842,617)	($10,249,647)	15,264,980	$298,695,540
Class NAV shares
Sold	3,688,729	$38,729,704	2,636,705	$46,422,599
Distributions reinvested	13,491	143,548	1,332,590	25,679,018
Repurchased	(2,727,313)	(29,718,052)	(2,678,510)	(47,554,360)
Net increase (decrease)	974,907	$9,155,200	1,290,785	$24,547,257
Net increase (decrease)	132,290	($1,094,447)	16,555,765	$323,242,797

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Mid Cap Value Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	307,059	$3,432,596	370,865	$6,735,493
Distributions reinvested	158,508	1,708,720	302,597	5,843,149
Repurchased	(387,581)	(4,754,391)	(1,025,977)	(19,011,708)
Net increase (decrease)	77,986	$386,925	(352,515)	($6,433,066)
Class NAV shares
Sold	4,323	$43,922	1,344,070	$26,489,785
Distributions reinvested	114,708	1,235,403	515,821	9,955,338
Repurchased	(7,161,341)	(79,794,640)	(2,575,951)	(44,502,630)
Net increase (decrease)	(7,042,310)	($78,515,315)	(716,060)	($8,057,507)
Net increase (decrease)	(6,964,324)	($78,128,390)	(1,068,575)	($14,490,573)

Mid Cap Value Equity Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,764,151	$10,878,904	2,057,746	$22,700,078
Distributions reinvested	498,499	2,951,115	360,964	4,050,016
Repurchased	(202,372)	(1,249,839)	(4,530,658)	(47,687,646)
Net increase (decrease)	2,060,278	$12,580,180	(2,111,948)	($20,937,552)
Mid Value Fund	Period ended 2/28/09[1]
	Shares	Amount
Class NAV shares
Sold	4,084,192	$40,701,643
Net increase (decrease)	4,084,192	$40,701,643
1 Period from 1-2-09 (commencement of operations) to 2-28-09.

Natural Resources Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	824,298	$14,462,329	2,062,714	$87,283,264
Distributions reinvested	2,086,777	29,110,537	868,598	33,701,605
Repurchased	(794,716)	(16,763,139)	(679,864)	(25,920,216)
Net increase (decrease)	2,116,359	$26,809,727	2,251,448	$95,064,653
Class NAV shares
Sold	5,838,280	$86,210,022	3,690,294	$140,859,218
Distributions reinvested	6,725,298	93,212,628	4,588,884	177,268,607
Repurchased	(1,859,558)	(34,096,048)	(11,259,043)	(453,278,620)
Net increase (decrease)	10,704,020	$145,326,602	(2,979,865)	($135,150,795)
Net increase (decrease)	12,820,379	$172,136,329	(728,417)	($40,086,142)

Optimized All Cap Fund	Six months ended 2/28/09		Year ended 8/31/08[1]
	Shares	Amount	Shares	Amount
Class A shares
Distributions reinvested	2,840	$16,128	15,532	$163,396
Net increase	2,840	$16,128	15,532	$163,396
Class B shares
Distributions reinvested	1,329	$7,547	14,851	$155,938
Net increase	1,329	$7,547	14,851	$155,938
Class C shares
Distributions reinvested	1,329	$7,547	14,851	$155,938
Net increase	1,329	$7,547	14,851	$155,938
Class I shares
Distributions reinvested	3,500	$19,845	15,822	$166,606
Net increase	3,500	$19,845	15,822	$166,606
Class NAV shares
Sold	2,139	$11,347	9,766	$91,345
Distributions reinvested	293	1,667	—	—
Repurchased	—	—	(2)	(19)
Net increase (decrease)	2,432	$13,014	9,764	$91,326
Net increase (decrease)	11,430	$64,081	70,820	$733,204
1 Class NAV shares began operation on 6-12-08.

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Real Estate Equity Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	17,552,508	$77,172,334	6,133,942	$54,290,884
Distributions reinvested	1,459,051	7,003,443	3,482,936	30,510,521
Repurchased	(11,591,347)	(65,194,729)	(2,090,951)	(18,247,879)
Net increase (decrease)	7,420,212	$18,981,048	7,525,927	$66,553,526

Real Estate Securities	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	812,694	$6,826,358	888,010	$12,848,527
Distributions reinvested	366,648	2,881,856	1,568,067	22,062,707
Repurchased	(884,659)	(7,346,507)	(2,322,819)	(34,064,430)
Net increase (decrease)	294,683	$2,361,707	133,258	$846,804

Real Return Bond Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,390,410	$17,470,736	2,631,490	$37,196,669
Distributions reinvested	601,635	6,476,267	94,211	1,297,783
Repurchased	(844,258)	(10,172,506)	(883,016)	(12,321,926)
Net increase (decrease)	1,147,787	$13,774,497	1,842,685	$26,172,526
Class NAV shares
Sold	6,549,394	$76,534,245	12,324,983	$171,406,847
Distributions reinvested	9,608,952	102,490,573	3,275,848	44,378,716
Repurchased	(14,670,481)	(167,229,745)	(29,962,600)	(422,056,008)
Net increase (decrease)	1,487,865	$11,795,073	(14,361,769)	($206,270,445)
Net increase (decrease)	2,635,652	$25,569,570	(12,519,084)	($180,097,919)

Short Term Goverment Income Fund	Period ended 2/28/09[1]
	Shares	Amount
Class NAV shares
Sold	1,078,104	$10,780,148
Repurchased	(110,067)	(1,105,072)
Net increase (decrease)	968,037	$9,675,076
1 Period from 1-2-09 (commencement of operations) to 2-28-09.

Small Cap Growth Fund	Period ended 2/28/09[1]
	Shares	Amount
Class NAV shares
Sold	15,473,683	$120,513,371
Repurchased	(687,298)	(5,654,895)
Net increase (decrease)	14,786,385	$114,858,476
1 Period from 9-9-08 (commencement of operations) to 2-28-09.

Small Cap Index Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	6,557,117	$53,552,240	7,281,913	$95,271,856
Distributions reinvested	405,796	3,355,933	1,093,047	14,635,895
Repurchased	(729,021)	(8,358,963)	(3,949,810)	(55,734,594)
Net increase (decrease)	6,233,892	$48,549,210	4,425,150	$54,173,157

Small Cap Opportunities Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,698,193	$20,141,871	125,630	$2,625,148
Distributions reinvested	53,884	644,449	25,432	564,583
Repurchased	(183,337)	(2,255,407)	(275,966)	(5,831,206)
Net increase (decrease)	1,568,740	$18,530,913	(124,904)	($2,641,475)
Class NAV shares
Sold	39,991	$444,818	1,169,243	$25,651,323
Distributions reinvested	97,175	1,156,381	159,361	3,521,870
Repurchased	(193,989)	(2,500,496)	(4,459,806)	(91,274,688)
Net increase (decrease)	(56,823)	($899,297)	(3,131,202)	($62,101,495)
Net increase (decrease)	1,511,917	$17,631,616	(3,256,106)	($64,742,970)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Small Cap Value Fund	Period ended 2/28/09[1]
	Shares	Amount
Class NAV shares
Sold	1,088,528	$10,890,515
Repurchased	(26,834)	(288,197)
Net increase (decrease)	1,061,694	$10,602,318
1 Period from 12-16-08 (commencement of operations) to 2-28-09.
Small Company Growth Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,398,323	$17,573,822	1,922,115	$23,486,340
Distributions reinvested	—	—	392,397	5,101,160
Repurchased	(994,932)	(7,731,985)	(4,108,566)	(48,292,869)
Net increase (decrease)	1,403,391	$9,841,837	(1,794,054)	($19,705,369)

Small Company Value Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	247,312	$4,828,709	425,108	$10,367,054
Distributions reinvested	158,222	2,604,338	255,329	6,117,691
Repurchased	(572,274)	(10,463,436)	(897,829)	(21,630,872)
Net increase (decrease)	(166,740)	($3,030,389)	(217,392)	($5,146,127)
Class NAV shares
Sold	2,428,776	$38,162,124	5,278,186	$129,413,982
Distributions reinvested	541,021	8,894,391	666,813	15,956,842
Repurchased	(1,254,056)	(23,979,480)	(1,513,362)	(34,661,177)
Net increase (decrease)	1,715,741	$23,077,035	4,431,637	$110,709,647
Net increase (decrease)	1,549,001	$20,046,646	4,214,245	$105,563,520

Smaller Company Growth Fund	Period ended 2/28/09[1]
	Shares	Amount
Class NAV shares
Sold	14,905,700	$136,998,015
Repurchased	(1,126,520)	(11,007,433)
Net increase (decrease)	13,779,180	$125,990,582
1 Period from 10-7-08 (commencement of operations) to 2-28-09.

Spectrum Income Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,945,950	$43,535,586	13,273,163	$138,241,427
Distributions reinvested	4,284,895	39,039,942	6,049,043	62,579,710
Repurchased	(25,609,331)	(226,234,893)	(6,925,199)	(71,834,426)
Net increase (decrease)	(16,378,486)	($143,659,365)	12,397,007	$128,986,711

Strategic Bond Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	360,614	$3,326,814	556,950	$6,212,997
Distributions reinvested	122,447	1,141,719	231,353	2,551,211
Repurchased	(489,011)	(4,458,062)	(1,014,889)	(11,331,727)
Net increase (decrease)	(5,950)	$10,471	(226,586)	($2,567,519)
Class NAV shares
Sold	2,737,585	$24,771,117	6,810,526	$75,735,385
Distributions reinvested	1,519,911	14,141,590	2,482,165	27,235,607
Repurchased	(10,145,514)	(91,941,244)	(1,097,763)	(12,219,494)
Net increase (decrease)	(5,888,018)	($53,028,537)	8,194,928	$90,751,498
Net increase (decrease)	(5,893,968)	($53,018,066)	7,968,342	$88,183,979

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Strategic Income Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,135,494	$27,291,432	6,056,951	$62,238,941
Distributions reinvested	5,742,560	48,534,265	1,759,699	17,879,553
Repurchased	(12,780,034)	(109,436,551)	(3,586,424)	(36,888,368)
Net increase (decrease)	(3,901,980)	($33,610,854)	4,230,226	$43,230,126
Net increase (decrease)	(3,901,980)	($33,610,854)	4,230,226	$43,230,126

Total Bond Market Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	40,462,854	$396,012,729	754,386	$7,594,078
Distributions reinvested	328,497	3,340,561	268,665	2,693,946
Repurchased	(9,179,280)	(93,568,638)	(447,122)	(4,518,245)
Net increase (decrease)	31,612,071	$305,784,652	575,929	$5,769,779
Net increase (decrease)	31,612,071	$305,784,652	575,929	$5,769,779

Total Return Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,623,565	$21,299,448	2,779,974	$39,581,279
Distributions reinvested	1,265,951	15,980,336	509,528	7,109,493
Repurchased	(679,125)	(8,996,821)	(1,094,830)	(15,460,119)
Net increase (decrease)	2,210,391	$28,282,963	2,194,672	$31,230,653
Class NAV shares
Sold	5,441,415	$71,764,686	32,951,371	$469,282,831
Distributions reinvested	10,282,658	129,911,341	6,233,014	86,736,804
Repurchased	(43,493,211)	(581,754,865)	(21,661,987)	(305,257,691)
Net increase (decrease)	(27,769,138)	($380,078,838)	17,522,398	$250,761,944
Net increase (decrease)	(25,558,747)	($351,795,875)	19,717,070	$281,992,597

U.S. Government Securities Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	724,308	$8,965,297	702,490	$9,340,868
Distributions reinvested	363,116	4,198,208	137,722	1,815,027
Repurchased	(319,841)	(3,864,752)	(838,128)	(11,053,093)
Net increase (decrease)	767,583	$9,298,753	2,084	$102,802
Class NAV shares
Sold	233,678	$2,843,528	3,027,126	$39,911,495
Distributions reinvested	887,010	10,266,147	501,472	6,587,552
Repurchased	(5,417,246)	(67,248,485)	(2,392,604)	(32,368,008)
Net increase (decrease)	(4,296,558)	($54,138,810)	1,135,994	$14,131,039
Net increase (decrease)	(3,528,975)	($44,840,057)	1,138,078	$14,233,841

U.S. High Yield Bond Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	875,104	$8,495,501	297,885	$3,688,570
Distributions reinvested	30,636	288,752	28,885	358,026
Repurchased	(62,373)	(615,342)	(195,305)	(2,441,024)
Net increase (decrease)	843,367	$8,168,911	131,465	$1,605,572
Class NAV shares
Sold	7,146,669	$69,528,405	11,247,562	$139,912,495
Distributions reinvested	2,123,892	20,456,212	2,619,456	32,452,809
Repurchased	(9,453,516)	(89,651,991)	(1,039,574)	(12,566,762)
Net increase (decrease)	(182,955)	$332,626	12,827,444	$159,798,542
Net increase (decrease)	660,412	$8,501,537	12,958,909	$161,404,114

U.S. Multi Sector Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,285,465	$54,579,091	22,493,175	$234,251,665
Distributions reinvested	1,871,614	14,280,412	6,562,310	71,135,437
Repurchased	(27,582,018)	(214,606,700)	(70,277,801)	(703,950,476)
Net increase (decrease)	(18,424,939)	($145,747,197)	(41,222,316)	($398,563,374)

John Hancock Funds II
Notes to Financial Statements (Unaudited)

FUND SHARE TRANSACTIONS, CONTINUED

Value Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	794,036	$5,103,122	1,805,557	$18,416,383
Distributions reinvested	37,588	228,535	90,767	966,663
Repurchased	(282,095)	(1,675,283)	(399,154)	(4,683,624)
Net increase (decrease)	549,529	$3,656,374	1,497,170	$14,699,422

Value & Restructuring Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	19,279,445	$135,772,074	18,834,284	$235,755,849
Distributions reinvested	833,670	5,685,628	573,768	7,516,364
Repurchased	(10,351,436)	(75,317,029)	(2,585,605)	(33,492,448)
Net increase (decrease)	9,761,679	$66,140,673	16,822,447	$209,779,765

Vista Fund	Six months ended 2/28/09		Year ended 8/31/08
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,864,966	$14,213,450	723,978	$9,389,356
Distributions reinvested	2,359,120	14,296,267	856,933	12,751,169
Repurchased	(1,114,035)	(7,632,398)	(4,312,417)	(58,470,375)
Net increase (decrease)	3,110,051	$20,877,319	(2,731,506)	($36,329,850)

9. PURCHASES AND SALES OF SECURITIES The following summarizes the securities transactions (except for short-term investments) for the Funds for the period ended February 28, 2009:

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
Absolute Return Portfolio	—	$1,242,444	—	$1,035,213
Active Bond Fund	$286,000,288	84,758,770	$334,744,154	38,205,218
All Cap Core Fund	—	373,596,305	—	513,740,212
All Cap Growth Fund	—	105,780,553	—	108,208,903
All Cap Value Fund	—	69,614,536	—	39,648,051
Alpha Opportunities Fund	—	576,706,224	—	220,803,683
Alternative Asset Allocation	—	1,000,255	—	901
American Diversified Growth & Income Fund	—	3,387,964	—	160,682
American Fundamental Holdings Fund	—	1,652,585	—	105,214
American Global Diversification Fund	—	1,606,034	—	102,388
Blue Chip Growth Fund	—	447,815,146	—	593,540,941
Capital Appreciation Fund	—	392,743,633	—	359,275,425
Core Bond Fund	631,317,945	30,910,186	673,158,224	62,071,246
Core Equity Fund	—	40,330,970	—	460,169,746
Emerging Markets Value Fund	—	393,066,719	—	75,556,997
Emerging Small Company Fund	—	25,512,755	—	50,275,917
Equity-Income Fund	—	248,444,329	—	166,548,127
Fundamental Value Fund	—	211,984,108	—	281,885,309
Global Agribusiness Fund	—	2,241,647	—	494,522
Global Bond Fund	609,934,423	1,285,598,771	565,165,606	1,382,176,198
Global Infrastructure Fund	—	1,987,557	—	32,263
Global Real Estate Fund	—	290,425,548	—	209,464,548
Global Timber Fund	—	2,291,274	—	346,158
High Income Fund	—	113,484,730	—	68,440,211
High Yield Fund	—	434,356,927	—	427,238,159
Index 500 Fund	—	1,427,190,762	—	113,483,372
International Equity Index Fund	—	61,467,327	—	4,711,872
International Opportunities Fund	—	485,770,807	—	370,665,867
International Small Cap Fund	—	80,128,063	—	23,581,276
International Small Company Fund	—	34,419,784	—	30,648,869
International Value Fund	—	92,639,337	—	142,781,582
Investment Quality Bond Fund	24,525,472	61,443,119	45,443,662	64,363,273
Large Cap Fund	—	109,235,946	—	203,255,580
Large Cap Value Fund	—	325,501,439	—	379,649,724

John Hancock Funds II
Notes to Financial Statements (Unaudited)

PURCHASES AND SALES OF SECURITIES, CONTINUED

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
Mid Cap Index Fund	—	174,059,821	—	73,438,864
Mid Cap Intersection Fund	—	78,122,722	—	97,398,645
Mid Cap Stock Fund	—	392,442,608	—	348,977,222
Mid Cap Value Fund	—	71,590,676	—	146,257,896
Mid Cap Value Equity Fund	—	26,627,678	—	16,667,823
Mid Value Fund	—	41,867,461	—	4,147,251
Natural Resources Fund	—	106,943,050	—	54,793,410
Optimized All Cap Fund	—	2,032,302	—	2,018,210
Real Estate Equity Fund	—	91,465,857	—	73,216,025
Real Estate Securities Fund	—	44,303,231	—	41,922,912
Real Return Bond Fund	2,336,411,721	60,322,261	2,376,461,113	24,003,940
Short Term Government Income Fund	13,116,692	524,860	4,089,577	1,058
Small Cap Growth Fund	—	183,512,249	—	72,329,152
Small Cap Index Fund	—	62,554,385	—	27,058,798
Small Cap Opportunities Fund	—	76,788,416	—	57,378,409
Small Cap Value Fund	—	10,709,011	—	449,192
Small Company Growth Fund	—	39,097,728	—	24,987,971
Small Company Value Fund	—	56,424,553	—	34,459,705
Smaller Company Growth Fund	—	153,831,488	—	30,918,647
Spectrum Income Fund	120,513,389	200,062,581	245,948,588	181,537,095
Strategic Bond Fund	118,015,509	41,692,107	74,417,151	49,309,057
Strategic Income Fund	2,731,091	79,990,380	41,320,005	34,630,188
Total Bond Market Fund	445,076,740	90,027,036	214,085,315	13,241,089
Total Return Fund	6,107,649,991	146,734,622	6,243,216,708	95,429,917
U.S. Government Securities Fund	97,619,799	2,415,552	91,196,306	9,929,085
U.S. High Yield Bond Fund	—	124,173,537	—	104,601,053
U.S. Multi Sector Fund	—	197,429,919	—	341,752,588
Value Fund	—	9,756,765	—	6,311,114
Value & Restructuring Fund	—	118,114,588	—	67,668,710
Vista Fund	—	95,611,873	—	88,799,996

10. INVESTMENT IN AFFILIATED UNDERLYING FUNDS Absolute Return Portfolio and Alternative Asset Allocation Fund invest primarily in affiliated underlying Funds that are managed by affiliates of the Adviser. The Funds do not invest in the affiliated underlying Funds for the purpose of exercising management or control; however, each Fund’s investment may represent a significant portion of each underlying Fund’s net assets. For the period ended February 28, 2009, Absolute Return Portfolio and Alternative Asset Allocation Fund did not hold 5% or more of any of the underlying Funds’ net assets.

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

Evaluation by the Board of Trustees

The Board, including the Independent Trustees, is responsible for selecting the Trust’s Adviser, approving the Adviser’s selection of subadvisers for each of the portfolios of the Trust (the “Funds”) and approving the Trust’s advisory and subadvisory agreements (and any sub-subadvisory agreements), their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadvisers to the Funds;

2.	the investment performance of the Funds and their subadvisers;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders;

4.	the costs of the services to be provided and the profits to be realized by the Adviser and its affiliates (including any subadvisers that are affiliated with the Adviser) from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all of these factors is relevant to its evaluation of the Trust’s advisory agreement. With respect to its evaluation of subadvisory agreements (including any sub-subadvisory agreements) with entities that are not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust generally are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid by the Adviser and not by the Funds and the Board relies on the ability of the Adviser to negotiate the subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers any other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

Approval of Advisory and Subadvisory Agreements for New Portfolios

December 17-19, 2008 Board Meeting

At its meeting on December 17-19, 2008, the Board, including all of the Independent Trustees, approved the following seven new portfolios for John Hancock Funds II (the “Trust”): (1) Short Term Government Income Fund, (2) Alternative Asset Allocation Fund, (3) Financial Services Fund, (4) Mid Value Fund, (5) John Hancock Global Agribusiness Fund, (6) John Hancock Global Infrastructure Fund, and (7) John Hancock Global Timber Fund (collectively, the “New Portfolios”).

This section describes the evaluation by the Board of Trustees of:

(a)	an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between the Trust and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios.

(b)	an amendment to the subadvisory agreement between the Adviser and MFC Global Investment Management (U.S.) Limited (the “Subadviser”) to add the Short Term Government Income Fund (the “MFC Global U.S. Subadvisory Agreement Amendment”).

(c)	the subadvisory agreement between the Adviser and MFC Global Investment Management (U.S.A.) Limited (“MFC Global (U.S.A.)”) to add the Alternative Asset Allocation Fund, the John Hancock Global Agriculture Fund, the John Hancock Global Infrastructure Fund and the John Hancock Global Timber Fund (the “MFC Global (U.S.A.) Subadvisory Agreement Amendment”).

(d)	the subadvisory agreement between the Adviser and Davis Selected Advisers, L.P. (“Davis”) to add the Financial Services Fund (the “Davis Subadvisory Agreement Amendment”).

(e)	the subadvisory agreement between the Adviser and T. Rowe Price Associates, Inc. (“T. Rowe Price”) to add the Mid Value Fund (the “T. Rowe Subadvisory Agreement Amendment”).

MFC Global (U.S.), MFC Global (U.S.A.), Davis and T. Rowe Price are collectively referred to as the “Subadvisers.” The MFC Global U.S. Subadvisory Agreement Amendment, the MFC Global (U.S.A.) Subadvisory Agreement Amendment, the Davis Subadvisory Agreement Amendment and the T. Rowe Subadvisory Agreement Amendment are collectively referred to as the “Subadvisory Agreement Amendments.”

Approval of Advisory Agreement

At its meeting on December 17-19, 2008, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment. In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1)	–	(a)	considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

		(b)	considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

		(c)	considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2)	–	reviewed the advisory fee structure for the New Portfolios and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such funds grow;

(3)	–	(a)	reviewed the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Portfolios in terms of the total amount of annual advisory fees it then would receive with respect to each of the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

		(b)	considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios, and

		(c)	noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolios and concluded that the advisory fees to be paid by the Trust with respect to these funds are not unreasonable in light of such information; and

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(4)	–	(a)	reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolios. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix A.

Approval of Subadvisory Agreements and Subadvisory Agreement Amendments

At its meeting on December 17-19, 2008, the Board, including all the Independent Trustees, approved the Subadvisory Agreements and the Subadvisory Agreement Amendments.

In making its determination with respect to the Subadvisory Agreement Amendments and with reference to the factors that it considers, the Board reviewed or considered:

(1)	information relating to each Subadviser’s business, including current subadvisory services to the Trust;

(2)	that each Subadviser currently provides subadvisory services to the Trust or John Hancock Trust;

(3)	that each Subadviser has extensive experience and demonstrated skills as a manager;

(4)	the investment performance of any other Trust or John Hancock Trust funds managed by the Subadviser; and

(5)	the proposed subadvisory fee for each New Portfolio and comparative fee information.

The Board’s decision to approve the Subadvisory Agreements and the Subadvisory Agreement Amendments was based on a number of considerations, including the following:

(1)	Each Subadviser currently manages other funds of the Trust and John Hancock Trust and the Board is generally satisfied with the Subadviser’s management of these funds;

(2)	The subadvisory fees under the New Portfolios are: (i) within industry norms and (ii) paid by the Adviser and not by the Portfolio and in the case of each agreement, except the MFC Global (U.S.A.) and MFC Global (U.S.) Subadvisory Agreements, are a product of arm’s-length negotiation between the Adviser and the Subadviser;

(3)	In the case of each New Portfolio, subadvisory breakpoints are reflected as breakpoints in the advisory fees for the Portfolios; and

(4)	the performance of the comparably managed portfolios of the Subadviser, if any, as set forth in Appendix A.

September 25-26, 2008 Board Meeting

At its meeting on September 25-26, 2008, the Board, including all of the Independent Trustees, approved the following new portfolios for the Trust: (1) Alpha Opportunities Fund and (2) Smaller Company Growth Fund (collectively, the “New Portfolios”).

This section describes the evaluation by the Board of Trustees of:

(a)	an amendment (the “Advisory Agreement Amendment”) to the advisory agreement between the Trust and John Hancock Investment Management, LLC (the “Adviser” or “JHIMS”) to add the New Portfolios.

(b)	an amendment to the subadvisory agreement between the Adviser and Wellington Management Company, LLP (the “Wellington”) to add the Alpha Opportunities Fund (the “Wellington Subadvisory Agreement Amendment”).

(c)	an amendment to the subadvisory agreement between the Adviser and MFC Global Investment Management (U.S.A.) Limited (the “Subadviser”) to add the Smaller Company Growth Fund (the “Subadvisory Agreement Amendment”).

(d)	the subadvisory agreement between the Adviser and Frontier Capital Management Company (“Frontier”) to add the Smaller Company Growth Fund (the “Frontier Subadvisory Agreement”).

(e)	the subadvisory agreement between the Adviser and Perimeter Capital Management, LLC (“Perimeter”) to add the Smaller Company Growth Fund (the “Perimeter Subadvisory Agreement”).

Wellington, MFC Global (U.S.A.), Frontier and Perimeter are collectively referred to as the “Subadvisers.” The Wellington Subadvisory Agreement Amendment and the MFC Global (U.S.A.) Subadvisory Agreement Amendment are collectively referred to as the “Subadvisory Agreement Amendments.” The Frontier Subadvisory Agreement and the Perimeter Subadvisory Agreement are collectively referred to as the “Subadvisory Agreements.”

Approval of Advisory Agreement

At its meeting on September 25-26, 2008, the Board, including all the Independent Trustees, approved the Advisory Agreement Amendment.

In approving the Advisory Agreement Amendment, and with reference to the factors that it regularly considers, the Board:

(1)	–	(a)	considered the high value to the Trust of continuing its relationship with JHIMS as the Trust’s adviser, the skills and competency with which JHIMS has in the past managed the Trust’s affairs and its subadvisory relationships, JHIMS’s oversight and monitoring of the subadvisers’ investment performance and compliance programs including its timeliness in responding to performance issues and the qualifications of JHIMS’ personnel,

		(b)	considered JHIMS’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments, and

		(c)	considered JHIMS’s administrative capabilities, including its ability to supervise the other service providers for the Funds and concluded that JHIMS may reasonably be expected to perform its services under the Advisory Agreement with respect to the New Portfolios;

(2)	–	reviewed the advisory fee structure for the New Portfolios and the incorporation of the subadvisory fee breakpoints (as described below under “Approval of Subadvisory Agreements” below) and concluded that, although economies of scale cannot be measured with precision, for New Portfolios with subadvisory fee breakpoints these arrangements permit shareholders of the New Portfolios to benefit from economies of scale if the assets of such funds grow;

(3)	–	(a)	reviewed the anticipated profitability of JHIMS’s and its affiliates’ relationship with the New Portfolios in terms of the total amount of annual advisory fees it then would receive with respect to each of the New Portfolios and whether JHIMS has the financial ability to provide a high level of services to the New Portfolios,

		(b)	considered that JHIMS derives reputational and other indirect benefits from providing advisory services to the New Portfolios, and

		(c)	noted that JHIMS will pay the subadvisory fee out of the advisory fees JHIMS will receive from the New Portfolios and concluded that the advisory fees to be paid by the Trust with respect to these funds are not unreasonable in light of such information; and

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

(4)	–	(a)	reviewed comparative information with respect to the advisory fee rates and concluded that the anticipated advisory fees for the New Portfolios are generally within a competitive range of those incurred by other comparable funds. In this regard, the Board took into account management’s discussion with respect to the advisory fee structure. The Board also noted that the Adviser pays the subadvisory fees of New Portfolios. The Board also took into account the level and quality of services expected to be provided by JHIMS with respect to the New Portfolios, as well as the other factors considered.

Additional information that the Board considered in approving the Advisory Agreement Amendment is set forth in Appendix B.

Approval of Subadvisory Agreements and Subadvisory Agreements Amendments

At its meeting on September 25-26, 2008, the Board, including all the Independent Trustees, approved the Subadvisory Agreements and the Subadvisory Agreement Amendments.

In making its determination with respect to each Subadvisory Agreements and Subadvisory Agreement Amendments and with reference to the factors that it considers, the Board reviewed or considered:

(1)	information relating to each Subadviser’s business, including in the case of Wellington and MFC Global (U.S.A.), with respect to current subadvisory services to the Trust,

(2)	that Wellington and MFC Global (U.S.A.) currently provides subadvisory services to the Trust or John Hancock Trust,

(3)	that each Subadviser has extensive experience and demonstrated skills as a manager;

(4)	the investment performance of any other Trust or John Hancock Trust funds managed by Wellington or MFC Global (U.S.A.); and

(5)	the proposed subadvisory fee for each New Portfolio and comparative fee information.

The Board’s decision to approve the Subadvisory Agreements and the Subadvisory Agreement Amendments was based on a number of considerations, including the following:

(1)	Both Wellington and MFC Global (U.S.A.) currently manages other funds of the Trust and John Hancock Trust and the Board is generally satisfied with the Subadviser’s management of these funds;

(2)	The subadvisory fees under the New Portfolios are: (i) within industry norms and (ii) paid by the Adviser and not by the Portfolio and in the case of each agreement, except the MFC Global (U.S.A.) Subadvisory Agreement, are a product of arm’s-length negotiation between the Adviser and the Subadviser;

(3)	In the case of each New Portfolio, subadvisory breakpoints are reflected as breakpoints in the advisory fees for the Portfolios; and

(4)	the performance of the comparably managed portfolios of the Subadviser as set forth in Appendix B.

Approval of New Subadvisory Agreements

At its meeting on December 17-19, 2008, the Board, including all of the Independent Trustees, approved the following new subadvisory agreement:

(i)	a new subadvisory agreement (the “Davis Subadvisory Agreement”) for the Core Equity Fund with Davis Selected Advisers, L.P. (“Davis”) due to the resignation of Legg Mason Capital Management, Inc. (“Legg Mason”) as the subadviser to the Core Equity Fund.

(ii)	a new subadvisory agreement (the “T. Rowe Subadvisory Agreement”) for the Mid Cap Value Fund and the Small Company Fund with T. Rowe Price Associates, Inc. (“T. Rowe Price”) due to the resignation of Lord Abbett & Co. LLC as subadviser to the Mid Cap Value Fund and American Century Investment Management, Inc. as the subadviser to the Small Company Fund.

(iii)	a new subadvisory agreement (the “DFA Subadvisory Agreement”) for the Small Cap Opportunities Fund due to the resignation of Munder Capital Management as the subadviser to the Small Cap Opportunities Fund.

The Core Equity Fund, the Mid Cap Value Fund, the Small Company Fund and the Small Cap Opportunities Fund are collectively referred to as the “Funds.” Davis, T. Rowe Price and DFA are collectively referred to as the “Subadvisers.” The Davis Subadvisory Agreement, the T. Rowe Subadvisory Agreement and the DFA Subadvisory Agreement are collectively referred to as the “New Subadvisory Agreements.”

The Board, including the Independent Trustees, is responsible for selecting the Trust’s investment adviser, approving the Adviser’s selection of Trust subadvisers and approving the Trust’s advisory and subadvisory agreements, their periodic continuation and any amendments. Consistent with SEC rules, the Board regularly evaluates the Trust’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

1.	the nature, extent and quality of the services to be provided by the Adviser to the Trust and by the subadviser to the Fund;

2.	the investment performance of the Fund and its subadviser;

3.	the extent to which economies of scale would be realized as a Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund;

4.	the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser’s relationship with the Trust; and

5.	comparative services rendered and comparative advisory and subadvisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Trust’s advisory agreements. With respect to its evaluation of subadvisory agreements with subadvisers not affiliated with the Adviser, the Board believes that, in view of the Trust’s “manager-of-managers” advisory structure, the profits to be realized by those subadvisers that are not affiliated with the Adviser from their relationship with the Trust, generally, are not a material factor in the Board’s consideration of these subadvisory agreements because such fees are paid to subadvisers by the Adviser and not by the Funds and because the Board relies on the ability of the Adviser to negotiate such subadvisory fees at arms-length.

In evaluating subadvisory arrangements, the Board also considers other material business relationships that unaffiliated subadvisers and their affiliates have with the Adviser or its affiliates, including the involvement by certain affiliates of certain subadvisers in the distribution of financial products, including shares of the Trust, offered by the Adviser and other affiliates of the Adviser (“Material Relationships”).

In making its determination with respect to the factors that it considers, the Board reviewed:

1.	information relating to the Subadviser’s current subadvisory services to the Trust,

2.	the performance of the Fund and the performance of other funds managed by the Subadviser with investment policies similar to those of the Fund;

John Hancock Funds II
Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

3.	the subadvisory fee for the Fund, including breakpoints; and

4.	information relating to the nature and scope of Material Relationships and their significance to the Adviser and each Subadviser.

Particular considerations of the Board in approving the New Subadvisory Agreements included the following:

1.	Each Subadviser has demonstrated skills as a manager, is currently the subadviser to other funds of the Trust and John Hancock Trust and may be expected to provide a high quality of investment management services and personnel to the Funds;

2.	The performance of other Funds managed by the Subadviser with investment policies similar to those of the Fund, if any, as set forth in Appendix C;

3.	The subadvisory fee with respect to each Fund under the New Subadvisory Agreement (i) is the product of arms-length negotiation between the Adviser and the Subadviser, (ii) is within industry norms, (iii) is the same as the subadvisory fee under the prior subadvisory agreement except in the case of the subadvisory fee for the Small Cap Opportunities Fund where the subadvisory fee is lower than the fee under the prior subadvisor agreement; and (iv) is paid by the Adviser and not by the Fund; and

4.	The additional considerations as set forth in Appendix C.

John Hancock Funds II
Appendix A

Comparable Fund
FUND	Performance	Estimated Fees and Expenses
(SUBADVISER)	as of September 30, 2008	as of September 30, 2008	Other Comments
Alternative Asset Allocation Fund (MFC Global (U.S.A.))	No comparable fund performance is available with respect to this portfolio.	Estimated subadvisory fees for this Fund were lower than its peer group median. Estimated advisory fees for this Fund were lower than its peer group median.

The Board noted that the peer group for the Fund is very small.

The Board further noted that the subadviser manages several other JHT and JHF II asset allocation funds that are similar to this Fund and that it is generally satisfied with the performance of these funds.

Short Term Government Income Fund (MFC Global (U.S.))	No comparable fund performance is available with respect to this portfolio.	Estimated subadvisory fees for this Fund were lower than its peer group median. Estimated advisory fees for this Fund were higher than its peer group median.	The Board further noted that the subadviser manages several other JHT and JHF II fixed income funds and that it is generally satisfied with the performance of these funds.
Global Infrastructure Fund (MFC Global (U.S.A.))	No comparable fund performance is available with respect to this portfolio.	Estimated subadvisory fees for this Fund were higher than its peer group median. Estimated advisory fees for this Fund were lower than its peer group median.	The Board noted that the peer group for the Fund is very small.
Global Timber Fund (MFC Global (U.S.A.))	No comparable fund performance is available with respect to this portfolio.	Estimated subadvisory fees for this Fund were lower than its peer group median. Estimated advisory fees for this Fund were lower than its peer group median.	The Board took into account management’s discussion of the experience of affiliates of the subadviser in managing timber assets.
Global Agribusiness Fund (MFC Global (U.S.A.))	No comparable fund performance is available with respect to this portfolio.	Estimated subadvisory fees for this Trust/Portfolio were lower than its peer group median. Estimated advisory fees for this Trust/Portfolio were lower than its peer group median.
Financial Services Fund (Davis Advisors)	The JHT Financial Services Trust, a fund managed by the subadviser in a style similar to the Financial Services Fund, outperformed its index and peer group over the one-, three- and five-year period.	Estimated subadvisory fees for this Fund were lower than its peer group median. Estimated advisory fees for this Fund were lower than its peer group median.
Mid Value Fund (T. Rowe Price)

The JHT Mid Value Trust, a fund managed by the subadviser in a style similar to the Mid Value Fund, outperforms its peer group over the one-, three- and five-year period and outperformed its benchmark over the one- and three-year period.

Estimated subadvisory fees for this Fund were higher than its peer group median. Estimated advisory fees for this Fund were higher than its peer group median.

John Hancock Funds II
Appendix B

Comparable Fund
FUND	Performance	Estimated Fees and Expenses
(SUBADVISER)	as of June 30, 2008	as of June 30, 2008	Other Comments
Alpha Opportunities Fund (Wellington Management Company)	The subadviser’s composite performance outperformed its peer group and index for the 1- and 3-periods.	Estimated subadvisory fees for this Fund were higher than its peer group median. Estimated advisory fees for this Fund were higher than its peer group median.	The Board further noted that the subadviser manages several other JHT and JHF II funds and that it is generally satisfied with the performance of these funds.
Smaller Company Growth Fund (MFC Global (U.S.A.), Perimeter Capital Management, and Frontier Asset Management)

The subadvisers’ composite performance is above its peer group for the 1-, 3-, and 5-year periods. The subadviser’s composite performance is above its index for the 3- and 5-year periods and below its index for the 1-year period.

Estimated subadvisory fees for this Fund were lower than its peer group median. Estimated advisory fees for this Fund were lower than its peer group median.

John Hancock Funds II
Appendix C

Comparable Fund
FUND	Performance	Fees and Expenses
(SUBADVISER)	as of September 30, 2008	as of September 30, 2008	Other Comments
Core Equity Fund (Davis)

The Fundamental Value Trust, a fund managed by the subadviser in a style similar to the Core Equity Fund, has outperformed its peer group average and benchmark index over the one- and five-year periods. The Trust also outperformed its peer group average but underperformed its benchmark over the three-year period.

The Fundamental Value Fund, a fund managed by the subadviser in a style similar to the Core Equity Fund, has outperformed its peer group average and benchmark index over the one-year period.

		Subadvisory fees for this Fund were lower than its peer group median. Advisory fees for this Fund were higher than its peer group median.	The Board noted that the subadviser manages several other JHT and JHF II funds and that it is generally satisfied with the performance of these funds.
Mid Cap Value Fund (T. Rowe)

The Mid Value Trust (T. Rowe Price), a fund managed by the subadviser in a style similar to the Mid Cap Value Fund, has outperformed its peer group average and benchmark index over the one- and three-year periods. The Trust also outperformed its peer group average over the five-year period. However, the Trust underperformed its benchmark index over the five- and ten-year periods and its peer group average over the ten-year period.

		Subadvisory fees for this Fund were lower than its peer group median. Advisory fees for this Fund were higher than its peer group median.	The Board noted that the subadviser manages several other JHT and JHF II funds and that it is generally satisfied with the performance of these funds.
Small Company Fund (T. Rowe)

The Small Company Value Trust, a fund managed by the subadviser in a style similar to the Small Company Fund, has outperformed its peer group average and benchmark index over the one- and five-year period, but underperformed its peer group average and benchmark index over the ten-year period.

The Small Company Value Fund, a fund managed by the subadviser in a style similar to the Small Company Fund, has outperformed its peer group average and benchmark index over the one-year period.

		Subadvisory fees for this Fund were higher than its peer group median. Advisory fees for this Fund were higher than its peer group median.	The Board noted that the subadviser manages several other JHT and JHF II funds and that it is generally satisfied with the performance of these funds.

John Hancock Funds II
Appendix C

Comparable Fund
FUND	Performance	Fees and Expenses
(SUBADVISER)	as of September 30, 2008	as of September 30, 2008	Other Comments
Small Cap Opportunities Fund (DFA)

The DFA U.S. Targeted Value Fund, a fund managed by the subadviser in a style similar to the Small Cap Opportunities Fund, has outperformed its peer group average and benchmark index over the five-year period. The fund also outperformed its peer group average but under performed its benchmark over the three-year period. The fund underperformed its peer group average and benchmark index over the one-year period.

		Subadvisory fees for this Fund were higher than its peer group median. Advisory fees for this Fund were higher than its peer group median.	The Board noted that the subadviser manages several other JHT and JHF II funds and that it is generally satisfied with the performance of these funds.

QUARTERLY PORTFOLIO DISCLOSURE. The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available electronically on the SEC Web site (www.sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. For more information on the operation of Public Reference Room, call 1-202-551-8090. In addition, Form N-Q may be reviewed on the Funds’ Web site at www.jhfunds.com.

PROXY VOTING POLICY AND PROXY VOTING RECORD. A description of the Funds’ proxy voting policies and procedures, and information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 are available without charge, upon request.

By phone	On the Portfolio’s Web site	On the SEC’s Web site
1-800-225-5291	www.jhfunds.com/proxy	www.sec.gov

Management of the Trust

Trustees
James M. Oates*, Chairman
Charles L. Bardelis*
James R. Boyle†*
Peter S. Burgess*
Elizabeth G. Cook**
Grace K. Fey†**
Theron S. Hoffman**
Hassell H. McCellan**
Steven M. Roberts*
John D. Richardson (Trustee Emeritus)†*
† Non-Independent Trustee
* Member of the Audit Committee
** Member of the Compliance Committee

Officers
Keith F. Hartstein, President and Chief Executive Officer
John G. Vrysen, Chief Operating Officer
Charles A. Rizzo, Chief Financial Officer
Francis V. Knox, Chief Compliance Officer
Gordon M. Shone, Treasurer
Thomas M. Kinzler, Secretary and Chief Legal Officer

Investment Adviser

John Hancock Investment Management Services, LLC
Boston, Massachusetts

601 Congress Street
Boston MA 02210-2805

JHF2SA 4/09

ITEM 2. CODE OF ETHICS.

     (a) Not Applicable
     (b) Not Applicable
     (c) Not Applicable
     (d) Not Applicable
     (e) Not Applicable
     (f) Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) Not Applicable
     (b) Not Applicable
     (c) Not Applicable
     (d) Not Applicable
     (e) Not Applicable
     (f) Not Applicable.
     (g) Not Applicable
     (h) Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included with Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and
(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer
Date: April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/S/ Keith F. Hartstein
Keith F. Hartstein
President and
Chief Executive Officer
Date: April 27, 2009

/S/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: April 27, 2009